Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		$949

Total Short-Term Instruments (Cost $949)		949

Total Investments in Securities (Cost $949)		949

	SHARES
INVESTMENTS IN AFFILIATES 146.9%
MUTUAL FUNDS (a) 146.1%
PIMCO All Asset: Multi-Real Fund	18,685,983	167,240
PIMCO All Authority: Multi-RAE PLUS Fund	25,918,884	236,121
PIMCO CommoditiesPLUS® Strategy Fund	2,797,138	19,748
PIMCO CommodityRealReturn Strategy Fund®	2,659,423	35,503
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4,245,230	30,651
PIMCO Emerging Markets Local Currency and Bond Fund	7,461,884	42,234
PIMCO Extended Duration Fund	2,611,548	35,073
PIMCO High Yield Fund	6,813,160	54,028
PIMCO High Yield Spectrum Fund	1,331,687	11,998
PIMCO Income Fund	1,554,210	16,288
PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,013,814	108,046
PIMCO Investment Grade Credit Bond Fund	971,668	8,590
PIMCO Long Duration Total Return Fund	5,301,253	37,533
PIMCO Long-Term Credit Bond Fund	1,042,115	9,118
PIMCO Long-Term Real Return Fund	2,791,829	33,474
PIMCO Long-Term U.S. Government Fund	2,865,923	40,381
PIMCO Low Duration Credit Fund	937,114	8,443
PIMCO Low Duration Fund	37,710,421	345,427
PIMCO RAE Emerging Markets Fund	3,730,221	41,182
PIMCO RAE Fundamental Advantage PLUS Fund	7,284,171	59,512
PIMCO RAE International Fund	1,725,607	13,822
PIMCO RAE PLUS EMG Fund	1,675,597	12,332
PIMCO RAE PLUS International Fund	1,997,385	14,122
PIMCO RAE US Small Fund	500,916	5,310
PIMCO RAE Worldwide Long/Short PLUS Fund	7,765,179	60,413
PIMCO Real Return Fund	4,665,886	46,426
PIMCO RealEstateRealReturn Strategy Fund	2,875,880	70,545
PIMCO Total Return Fund	28,377,657	240,926
PIMCO TRENDS Managed Futures Strategy Fund	6,124,535	65,471

Total Mutual Funds (Cost $1,896,236)		1,869,957

SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.8%
PIMCO Government Money Market Fund 5.470% (b)	9,784,086	9,784

Total Short-Term Instruments (Cost $9,784)		9,784

Total Investments in Affiliates (Cost $1,906,020)		1,879,741

Total Investments 147.0% (Cost $1,906,969)		$1,880,690
Other Assets and Liabilities, net (47.0)%		(601,300)

Net Assets 100.0%		$1,279,390

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$949	U.S. Treasury Notes 4.500% due 03/31/2026		$(968)	$949	$949

Total Repurchase Agreements							$(968)	$949	$949

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$949	$0	$949

					$0	$949	$0	$949
Investments in Affiliates, at Value
Mutual Funds					1,869,957	0	0	1,869,957
Short-Term Instruments
Mutual Funds					9,784	0	0	9,784

					$1,879,741	$0	$0	$1,879,741

Total Investments					$1,879,741	$949	$0	$1,880,690

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

vsta-abs15g_042924.htm

Schedule of Investments PIMCO All Asset Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$3,317

Total Short-Term Instruments (Cost $3,317)		3,317

Total Investments in Securities (Cost $3,317)		3,317

INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	225,804,093	2,337,072
PIMCO All Asset: Multi-Real Fund	260,510,353	2,331,568
PIMCO Emerging Markets Bond Fund	3,843,107	32,090
PIMCO Emerging Markets Currency and Short-Term Investments Fund	37,056,666	267,549
PIMCO Emerging Markets Local Currency and Bond Fund	68,603,509	388,296
PIMCO Extended Duration Fund	16,493,082	221,502
PIMCO High Yield Fund	42,060,103	333,537
PIMCO Income Fund	14,668,288	153,724
PIMCO International Bond Fund (U.S. Dollar-Hedged)	63,838,822	626,259
PIMCO Investment Grade Credit Bond Fund	8,386,452	74,136
PIMCO Long Duration Total Return Fund	32,813,146	232,317
PIMCO Long-Term Real Return Fund	10,675,338	127,997
PIMCO Long-Term U.S. Government Fund	22,797,801	321,221
PIMCO Low Duration Fund	133,103,327	1,219,226
PIMCO RAE Emerging Markets Fund	32,831,520	362,460
PIMCO RAE Fundamental Advantage PLUS Fund	50,582,528	413,259
PIMCO RAE International Fund	14,582,412	116,805
PIMCO RAE PLUS EMG Fund	14,764,809	108,669
PIMCO RAE PLUS International Fund	13,643,504	96,460
PIMCO RAE US Fund	6,430,547	93,693
PIMCO RAE US Small Fund	9,996,477	105,963
PIMCO RAE Worldwide Long/Short PLUS Fund	52,741,636	410,330
PIMCO Real Return Fund	17,643,882	175,557
PIMCO RealEstateRealReturn Strategy Fund	6,252,076	153,363
PIMCO Total Return Fund	114,689,894	973,717
PIMCO TRENDS Managed Futures Strategy Fund	38,548,059	412,079

Total Mutual Funds (Cost $12,122,934)		12,088,849

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund
5.470% (b)	75,887,977	75,887

Total Short-Term Instruments (Cost $75,888)		75,887

Total Investments in Affiliates (Cost $12,198,822)		12,164,736

Total Investments 100.1% (Cost $12,202,139)		$12,168,053
Other Assets and Liabilities, net (0.1)%		(12,202)

Net Assets 100.0%		$12,155,851

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$3,317	U.S. Treasury Notes 4.500% due 03/31/2026		$(3,383)	$3,317	$3,318

Total Repurchase Agreements							$(3,383)	$3,317	$3,318

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$3,317	$0	$3,317

					$0	$3,317	$0	$3,317
Investments in Affiliates, at Value
Mutual Funds					12,088,849	0	0	12,088,849
Short-Term Instruments
Mutual Funds					75,887	0	0	75,887

					$12,164,736	$0	$0	$12,164,736

Total Investments					$12,164,736	$3,317	$0	$12,168,053

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.7% ¤
MUNICIPAL BONDS & NOTES 87.2%
ALABAMA 1.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,506
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	800	877
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	700	739

		3,122

CALIFORNIA 78.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.300% due 10/01/2047 (c)	2,000	1,147
Alameda County, California Joint Powers Authority Revenue Notes, Series 2023 5.000% due 12/01/2032	1,000	1,168
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,150	668
0.000% due 08/01/2038 (b)	1,755	958
0.000% due 08/01/2039 (b)	1,750	899
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.330% (MUNIPSA) due 04/01/2056 ~	1,200	1,194
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	2,000	1,970
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	2,005
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,313
5.000% due 02/01/2054	3,800	4,030
5.250% due 01/01/2054	1,000	1,054
5.250% due 11/01/2054	1,750	1,871
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,000	2,137
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2031	265	282
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,509
4.000% due 03/01/2039	1,500	1,500
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,110	1,116
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,664
4.000% due 06/01/2050	1,000	968
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,041
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2038	600	659
California Health Facilities Financing Authority Revenue Notes, Series 2023 5.000% due 08/15/2033	1,500	1,759
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,000
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,546	2,134
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,755
6.000% due 03/01/2053	2,000	1,998
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.950% due 01/01/2050	2,000	2,000
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,229
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,800	1,820
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 07/01/2041	2,000	2,000
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,000	1,053
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,053
California Municipal Finance Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	300	311
California Municipal Finance Authority Special Tax Bonds, Series 2024 5.000% due 09/01/2044	625	643

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	990
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,056
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	1,500	1,553
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	230	232
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,500	1,459
California State General Obligation Notes, Series 2023 6.000% due 03/01/2033	1,000	1,075
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	906
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	511
5.250% due 12/01/2056	1,100	1,109
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,022
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (b)	3,475	1,771
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (b)	3,515	2,088
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (b)	2,300	1,748
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	1,000
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (b)	1,565	1,172
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 05/01/2033	750	783
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,075	1,012
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	777
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	1,750	1,002
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	1,000	1,009
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,149
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2032	2,000	2,308
Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023 3.375% due 01/01/2046	1,000	988
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,500	1,661
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	1,000	1,014
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,585
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	2,000	1,962
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,020
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2038	1,000	1,158
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2031	1,410	1,595
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,500	1,556
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,700	1,815
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,049
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (b)	915	824
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,000
Northern California Gas Authority, Revenue Bonds, Series 2007 4.448% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,120	1,121
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	575
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,642
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	596
5.000% due 09/01/2034	500	556
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	334
5.000% due 09/01/2044	480	499
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,020
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,012

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Rowland Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2039 (b)	1,820	860
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	355	356
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	284
5.000% due 09/01/2031	285	289
5.000% due 09/01/2032	475	482
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	2,980
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	1,500	1,639
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,130	1,242
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,500	2,510
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,650
4.000% due 08/01/2045	1,375	1,375
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	2,000	2,000
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,116
5.000% due 05/01/2049	1,040	1,062
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2032	1,000	1,091
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,030
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,250	1,372
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,001
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,835
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (b)	380	353
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,500	1,504
Santa Cruz County, California Revenue Notes, Series 2024 5.000% due 07/01/2025 (a)	1,400	1,424
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,321
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,848
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	565
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,070
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	536
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	813
5.000% due 09/01/2029	300	305

		136,135

FLORIDA 0.3%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (b)	650	425

GEORGIA 0.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	700	749

MICHIGAN 0.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.328% (TSFR3M) due 07/01/2032 ~	1,500	1,433

MULTI-STATE 1.4%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,487	1,204
4.033% due 12/25/2036	1,289	1,265

		2,469

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,111

PUERTO RICO 2.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	704

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	2,000	1,521
4.750% due 07/01/2053	1,250	1,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	1,005

		4,468

TEXAS 0.6%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,082

Total Municipal Bonds & Notes (Cost $149,116)		150,994

U.S. GOVERNMENT AGENCIES 4.8%
Freddie Mac
3.200% due 09/01/2040	993	875
3.600% due 12/01/2040	1,993	1,824
3.660% due 01/01/2039	1,984	1,852
3.720% due 01/01/2041	1,993	1,864
3.850% due 02/01/2038	1,997	1,912

Total U.S. Government Agencies (Cost $8,111)		8,327

SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (d) 0.3%		598

MUNICIPAL BONDS & NOTES 2.4%
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025 (a)	2,150	2,182
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025 (a)	2,000	2,032

Total Municipal Bonds & Notes (Cost $4,216)		4,214

Total Short-Term Instruments (Cost $4,814)		4,812

Total Investments in Securities (Cost $162,041)		164,133

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	1,382,699	13,452

Total Short-Term Instruments (Cost $13,452)		13,452

Total Investments in Affiliates (Cost $13,452)		13,452

Total Investments 102.5% (Cost $175,493)		$177,585
Other Assets and Liabilities, net (2.5)%		(4,330)

Net Assets 100.0%		$173,255

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$598	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(610)	$598	$598

Total Repurchase Agreements							$(610)	$598	$598

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$3,122	$0	$3,122
	California				0	136,135	0	136,135
	Florida				0	425	0	425
	Georgia				0	749	0	749
	Michigan				0	1,433	0	1,433
	Multi-State				0	2,469	0	2,469
	Pennsylvania				0	1,111	0	1,111
	Puerto Rico				0	4,468	0	4,468
	Texas				0	1,082	0	1,082
U.S. Government Agencies					0	8,327	0	8,327
Short-Term Instruments
	Repurchase Agreements				0	598	0	598
	Municipal Bonds & Notes				0	4,214	0	4,214

					$0	$164,133	$0	$164,133
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$13,452	$0	$0	$13,452

Total Investments					$13,452	$164,133	$0	$177,585

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
MUNICIPAL BONDS & NOTES 92.1%
CALIFORNIA 85.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (b)	$3,800	$952
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (c)	3,000	1,687
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,117
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	98
4.000% due 04/01/2034	1,000	1,007
5.000% due 04/01/2056	250	264
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.550% due 04/01/2055	6,500	6,500
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	2,000	1,991
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	2,005
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,313
5.000% due 02/01/2054	600	636
5.250% due 01/01/2054	750	791
5.250% due 11/01/2054	1,500	1,603
5.500% due 10/01/2054	1,000	1,094
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,500	1,603
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2043	240	220
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	217
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	927
5.000% due 06/01/2050	1,060	1,065
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	307
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	202
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,258
4.000% due 10/01/2036	1,000	992
4.000% due 11/15/2041	100	99
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	1,000	980
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,042
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	2,000	2,198
5.000% due 11/15/2044	1,500	1,671
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,900	1,897
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	3,000	3,013
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,750	1,750
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	231	194
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,755
6.000% due 03/01/2053	1,500	1,498
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	4,000	309
4.000% due 07/01/2050	1,000	989
4.125% due 01/01/2035	480	475
5.000% due 01/01/2055	480	458
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,316
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	296
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,900	1,922
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,788

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	317
5.000% due 12/31/2043	1,000	1,016
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,423
4.000% due 07/01/2041	2,000	2,000
4.000% due 09/01/2050 (d)	1,110	939
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,053
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	405
5.125% due 09/01/2054	500	510
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	131
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,750	1,847
California Public Finance Authority Revenue Bonds, Series 2022 4.500% due 07/15/2062	2,000	2,000
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	251
5.000% due 06/01/2046	300	300
5.000% due 08/01/2046	1,825	1,830
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,115	1,130
California State General Obligation Bonds, Series 2004 4.500% due 05/01/2034	1,925	1,925
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,000	972
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	276
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2032	1,500	1,715
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,106
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	500	509
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	757
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	2,250	2,200
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	2,000	2,167
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	100
5.000% due 12/01/2046	550	554
5.250% due 12/01/2056	1,000	1,008
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,129
5.000% due 12/01/2057	100	102
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,485	1,308
Central Unified School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2034 (b)	265	180
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	1,000	1,129
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	1,000	1,063
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	665
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	500	419
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	485	428
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,250	1,052
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	203
3.000% due 02/01/2057	500	362
3.400% due 10/01/2046	495	411
3.500% due 10/01/2046	1,000	825
4.000% due 08/01/2056	500	439
4.000% due 10/01/2056	250	189
4.000% due 02/01/2057	500	378
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (c)	1,000	555
Eastern Municipal Water District, California Revenue Bonds, Series 2018 4.450% due 07/01/2046	2,500	2,500
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,006
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	100
Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 04/01/2049	2,500	2,775
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,500	1,526

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	215
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	7,500	837
2.746% due 06/01/2034	1,000	836
3.850% due 06/01/2050	740	695
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,037
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (b)	500	386
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	251
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	334
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	150
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	766
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	275	259
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,000	988
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	251
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,544
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	161
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,500
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	130
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	1,620	928
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	201
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2032	2,000	2,308
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,391
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	250
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	750	760
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	761
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2048	1,000	994
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2024 5.000% due 07/01/2041	2,500	2,846
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,015	1,093
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,126
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	1,500	1,771
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	250
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	45	47
7.000% due 11/01/2034	200	245
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	257
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	1,000	1,005
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,260
Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,000	998
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2041	1,000	995
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	350	344
5.000% due 08/01/2044	1,450	1,548
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	200	201
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	225
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	253
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	263
Northern California Gas Authority, Revenue Bonds, Series 2007 4.448% (0.67*US0003M + 0.720%) due 07/01/2027 ~	245	245

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,054
4.000% due 05/15/2051	1,500	1,492
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,118
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	988
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	2,000	1,988
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054 (a)	500	504
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,008
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	215	229
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	730	750
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	252
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	253
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	512
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,026
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 4.307% (US0003M + 0.550%) due 06/01/2034 ~	490	471
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	593
4.000% due 09/01/2050	750	651
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	1,500	1,655
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	998
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	1,700	1,807
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,500	1,649
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,500	2,510
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,625	1,625
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	376
4.000% due 07/01/2047	400	393
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	1,000	1,106
San Diego Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2041	1,000	1,151
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	1,800	1,800
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	980
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2040	2,000	2,291
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2034	2,000	2,221
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,000	1,098
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	109
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,001
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,074
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	148
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	501
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	204
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	503
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 4.450% due 06/01/2049	2,500	2,500
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	607
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	200
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,910	1,915
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	995
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	389
5.000% due 09/01/2049	525	541

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036	200	224
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	8,720	1,429
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (b)	4,000	782
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	250
University of California Revenue Bonds, Series 2018 4.000% due 05/15/2043	265	265
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	227
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	1,575	1,578

		181,680

GEORGIA 0.8%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,000	1,002
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	642

		1,644

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	262

MULTI-STATE 1.6%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,487	1,204
4.033% due 12/25/2036	992	973
4.549% due 08/25/2040	1,196	1,207

		3,384

NEVADA 0.2%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	500	520

NEW YORK 0.1%
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	200	202

PUERTO RICO 2.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	929	571
0.000% due 11/01/2051	1,966	1,128
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 0.000% due 07/01/2024 (b)	306	306
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	122
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	12,000	2,824

		4,951

TENNESSEE 0.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,062

TEXAS 0.8%
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	951
5.000% due 10/15/2058	600	645

		1,596

Total Municipal Bonds & Notes (Cost $192,124)		195,301

U.S. GOVERNMENT AGENCIES 3.9%
Freddie Mac
3.200% due 09/01/2040	993	875
3.600% due 12/01/2040	1,993	1,824
3.660% due 01/01/2039	1,488	1,389
3.720% due 01/01/2041	1,495	1,398
3.850% due 02/01/2038	1,797	1,721
5.210% due 08/01/2040	697	756

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.927% due 07/15/2040 •	298	309

Total U.S. Government Agencies (Cost $8,025)		8,272

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (e) 0.3%		568

MUNICIPAL BONDS & NOTES 3.2%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025 (a)	$2,000	2,033
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025 (a)	2,600	2,639
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025 (a)	2,000	2,032

Total Municipal Bonds & Notes (Cost $6,706)		6,704

Total Short-Term Instruments (Cost $7,274)		7,272

Total Investments in Securities (Cost $207,423)		210,845

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	572,448	5,569

Total Short-Term Instruments (Cost $5,566)		5,569

Total Investments in Affiliates (Cost $5,566)		5,569

Total Investments 102.1% (Cost $212,989)		$216,414
Financial Derivative Instruments (f)(i) 0.0%(Cost or Premiums, net $0)		21
Other Assets and Liabilities, net (2.1)%		(4,415)

Net Assets 100.0%		$212,020

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	(a)					When-issued security.
	(b)					Zero coupon security.
	(c)					Security becomes interest bearing at a future date.
	(d)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	11/22/2022	$894	$939	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$568	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(579)	$568	$568

Total Repurchase Agreements						$(579)	$568	$568

	(1)					Includes accrued interest.
	(f)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2024			80	$(8,799)	$(66)	$21	$0

Total Futures Contracts						$(66)	$21	$0

Cash of $320 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	California			$0	$181,680	$0	$181,680
	Georgia			0	1,644	0	1,644
	Iowa			0	262	0	262
	Multi-State			0	3,384	0	3,384
	Nevada			0	520	0	520
	New York			0	202	0	202
	Puerto Rico			0	4,951	0	4,951
	Tennessee			0	1,062	0	1,062
	Texas			0	1,596	0	1,596
U.S. Government Agencies				0	8,272	0	8,272
Short-Term Instruments
	Repurchase Agreements			0	568	0	568
	Municipal Bonds & Notes			0	6,704	0	6,704

				$0	$210,845	$0	$210,845
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$5,569	$0	$0	$5,569

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Investments	$5,569	$210,845	$0	$216,414

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$21	$0	$21

Total Financial Derivative Instruments	$0	$21	$0	$21

Totals	$5,569	$210,866	$0	$216,435

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
MUNICIPAL BONDS & NOTES 97.1%
CALIFORNIA 88.4%
Acalanes Union High School District, California General Obligation Bonds, Series 2010 0.000% due 08/01/2035 (c)	$250	$287
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (b)	385	311
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	545	573
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (b)	225	138
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	371
5.000% due 02/01/2035	250	262
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 12/01/2038	400	449
California School Finance Authority Revenue Bonds, Series 2020 4.000% due 07/01/2034	300	311
California School Finance Authority Revenue Notes, Series 2020 4.000% due 07/01/2029	250	259
California State General Obligation Notes, Series 2020 4.000% due 11/01/2030	245	259
California State Public Works Board Revenue Notes, Series 2017 5.000% due 10/01/2027	220	233
California State Public Works Board Revenue Notes, Series 2022 5.000% due 08/01/2032	225	254
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	646
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019 5.000% due 08/01/2032	250	264
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	125	144
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	606
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	411
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	509
Fairfield-Suisun Unified School District, California General Obligation Notes, Series 2022 4.000% due 08/01/2026	250	256
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	915
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	334
Glendale, California Electric Revenue Bonds, Series 2016 5.000% due 02/01/2030	475	489
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021 4.000% due 06/01/2033	295	308
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	371
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (b)	500	432
Lancaster County Hospital Authority, California Revenue Notes, (BAM Insured), Series 2024 5.000% due 05/01/2033 (a)	425	488
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	950
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2031	500	566
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	387
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	349
5.000% due 11/01/2031	300	311
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	427
Pasadena Unified School District, California General Obligation Bonds, Series 2016 5.000% due 08/01/2029	250	261
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	455
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	204
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	250
5.000% due 09/01/2025	350	356

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (b)	450	376
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	317
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	306
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	783
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	588
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	200
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	341
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	412
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2023 5.000% due 10/15/2031	210	241
San Jose Financing Authority, California Revenue Notes, Series 2021 4.000% due 10/01/2028	175	182
San Marcos Schools Financing Authority, California Special Tax Notes, Series 2024 5.000% due 09/01/2033	400	464
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	463
Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007 0.000% due 08/01/2030 (b)	475	386
South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 06/01/2034	750	795
Southern California Public Power Authority Revenue Bonds, Series 2014 5.000% due 07/01/2038	540	541
Stanislaus Union School District, California General Obligation Notes, (BAM Insured), Series 2024 5.000% due 08/01/2031	370	420
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	219
Ventura Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	360	411
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2038	300	340
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	250	256
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 4.000% due 07/01/2036	640	661
West Contra Costa Healthcare District, California Special Tax Notes, Series 2021 5.000% due 07/01/2029	120	132
West Hills Community College District, California General Obligation Notes, Series 2023 5.000% due 08/01/2027	350	371

		23,601

ILLINOIS 7.2%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	230	230
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,017
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	665

		1,912

KENTUCKY 0.4%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	123

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.033% due 12/25/2036	298	292

Total Municipal Bonds & Notes (Cost $26,390)		25,928

	SHARES
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.5%
Fidelity Investments Money Market Government Portfolio, Class I 5.390% (d)	127,825	128

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $128)		128

Total Investments in Securities (Cost $26,518)		26,056

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,124	11

Total Short-Term Instruments (Cost $11)		11

Total Investments in Affiliates (Cost $11)		11

Total Investments 97.6% (Cost $26,529)		$26,067
Other Assets and Liabilities, net 2.4%		632

Net Assets 100.0%		$26,699

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.
(d)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$23,601	$0	$23,601
Illinois	0	1,912	0	1,912
Kentucky	0	123	0	123
Multi-State	0	292	0	292
Short-Term Instruments
Mutual Funds	128	0	0	128

	$128	$25,928	$0	$26,056
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11	$0	$0	$11

Total Investments	$139	$25,928	$0	$26,067

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0% ¤
MUNICIPAL BONDS & NOTES 96.8%
CALIFORNIA 89.7%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,161
Alhambra Unified School District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	2,500	2,799
Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2048	1,210	1,329
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	3,925	4,047
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (b)	2,000	902
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,637
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,567
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,806
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,525	3,533
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,500	2,672
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 04/01/2040	1,565	1,575
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,047
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/15/2048	3,975	4,082
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,996
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	500
California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019 5.000% due 01/01/2049	1,000	1,046
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,000	2,023
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,065
California Municipal Finance Authority Revenue Bonds, Series 2024 4.000% due 12/01/2043	2,000	1,962
California Municipal Finance Authority Revenue Notes, Series 2024 5.000% due 12/01/2025	330	337
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,580
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2046	3,000	3,023
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,213
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,887
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,286
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (b)	1,275	526
Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	1,988
Chino Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,075	3,398
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,230
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	2,500	2,744
Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,078
Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,005	1,124

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,427
5.250% due 08/01/2050	930	1,019
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,000	1,087
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,535
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,519
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (b)	2,000	1,627
Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	2,012
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	4,415
Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,925	2,124
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 5.000% due 09/01/2048	2,000	2,214
Jefferson Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 09/01/2049	1,450	1,588
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (b)	2,215	994
La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	2,375	2,574
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,185
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 05/01/2054 (a)	2,000	2,136
Lemon Grove School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	1,170	1,274
Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,420
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	3,000	3,195
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015 5.000% due 12/01/2044	1,145	1,149
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,897
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	2,000	2,186
Los Angeles Housing Authority, California Revenue Notes, (FNMA Insured), Series 2024 3.750% due 04/01/2034	2,500	2,509
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,147
Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024 5.000% due 09/01/2043	1,000	1,103
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,161
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,066
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,735
Modesto Elementary School District, California General Obligation Bonds, (NPFGC Insured), Series 2023 5.000% due 08/01/2047	2,480	2,715
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
4.337% (US0003M + 0.580%) due 09/01/2027 ~	1,290	1,277
4.387% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,529
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,089
5.000% due 11/01/2052	1,000	1,082
Palmdale Financing Authority, California Revenue Bonds, (BAM Insured),Series 2023 4.500% due 06/01/2053	2,750	2,787
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,239
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999 0.000% due 08/01/2024 (b)	3,000	2,991
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,304
Port of Los Angeles, California Revenue Bonds, Series 2014 5.000% due 08/01/2044	2,500	2,502
Puente Basin Water Agency, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,620	2,885
Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022 5.250% due 08/01/2045	1,275	1,389
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,852
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,150	5,605
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	948
4.000% due 06/01/2047	2,000	1,915
Rowland Unified School District, California General Obligation Bonds, Series 2015 4.250% due 08/01/2045	2,000	2,003
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,003

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,553
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,271
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,290	3,449
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,568
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,549
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,747
5.250% due 08/01/2048	1,500	1,702
San Diego Unified School District, California General Obligation Bonds, Series 2012 0.000% due 07/01/2040 (c)	2,500	2,466
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	2,500	2,765
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	3,873
5.000% due 05/01/2044	4,640	4,649
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,491
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,071
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	2,000	2,213
San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,507
5.000% due 08/01/2040	1,000	1,102
5.000% due 08/01/2041	1,035	1,136
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,221
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,301
Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 09/01/2049	1,100	1,222
Santa Clara Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,260	1,367
Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024 4.125% due 06/01/2039	2,600	2,606
Santa Monica, California Community College District General Obligation Bonds, Series 2022 5.000% due 08/01/2045	1,150	1,278
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (b)	1,290	739
South Tahoe Joint Powers Financing Authority,California Revenue Bonds, Series 2023 5.250% due 10/01/2048	1,825	2,030
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,160
Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 11/01/2049	1,345	1,472
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,138
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	2,704
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,752
Victor Valley Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2051	2,000	2,178
West Covina Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2047	3,000	2,972
Yorba Linda Water District Public Financing Corp., California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,820	1,997

		238,050

ILLINOIS 0.4%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,000

INDIANA 0.8%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022 5.000% due 12/15/2041	2,050	2,234

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.033% due 12/25/2036	2,976	2,919

NEW YORK 2.3%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.563% due 04/25/2042 ~	1,500	1,571

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,145	4,473

		6,044

OHIO 0.7%
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	2,000	1,962

PENNSYLVANIA 0.8%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,108

TEXAS 0.5%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,259

UTAH 0.5%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,463

Total Municipal Bonds & Notes (Cost $254,515)		257,039

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 5.390% (d)	226,623	227

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.1%
California Municipal Finance Authority Revenue Notes, Series 2024 5.000% due 12/01/2024	$335	337

Total Municipal Bonds & Notes (Cost $337)		337

Total Short-Term Instruments (Cost $564)		564

Total Investments in Securities (Cost $255,079)		257,603

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	824,268	8,019

Total Short-Term Instruments (Cost $8,007)		8,019

Total Investments in Affiliates (Cost $8,007)		8,019

Total Investments 100.0% (Cost $263,086)		$265,622
Other Assets and Liabilities, net 0.0%		(100)

Net Assets 100.0%		$265,522

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.
(d)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$238,050	$0	$238,050
Illinois	0	1,000	0	1,000
Indiana	0	2,234	0	2,234
Multi-State	0	2,919	0	2,919
New York	0	6,044	0	6,044
Ohio	0	1,962	0	1,962
Pennsylvania	0	2,108	0	2,108
Texas	0	1,259	0	1,259
Utah	0	1,463	0	1,463
Short-Term Instruments
Mutual Funds	227	0	0	227
Municipal Bonds & Notes	0	337	0	337

	$227	$257,376	$0	$257,603
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,019	$0	$0	$8,019

Total Investments	$8,246	$257,376	$0	$265,622

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0% ¤
MUNICIPAL BONDS & NOTES 89.8%
ALABAMA 1.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$600	$657
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	600	634

		1,291

CALIFORNIA 82.6%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (b)	600	413
Bay Area Toll Authority, California Revenue Bonds, Series 2001 5.130% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,008
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	664
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.290% (MUNIPSA) due 04/01/2056 ~	500	491
4.330% (MUNIPSA) due 04/01/2056 ~	1,000	995
Buena Park, California Revenue Notes, Series 2021 0.595% due 07/01/2024	1,000	1,000
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,350	2,356
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	2,000	2,101
5.000% due 02/01/2054	700	742
5.250% due 01/01/2054	1,150	1,213
5.250% due 11/01/2054	1,250	1,336
5.500% due 10/01/2054	1,000	1,094
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,500	1,603
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	270
5.000% due 06/01/2032	300	324
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	676
California Health Facilities Financing Authority Revenue Bonds, Series 1998 4.650% due 09/01/2028	1,200	1,200
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,500	3,556
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	626
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,006
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	622
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,250	1,250
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,000	1,003
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.950% due 01/01/2050	1,500	1,500
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.580% (MUNIPSA) due 12/01/2050 ~	1,000	996
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,500	2,559
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 07/01/2041	1,500	1,500
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	2,862
California State General Obligation Notes, Series 2017 5.000% due 08/01/2025	2,880	2,939
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,592
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	1,820	1,896
California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	1,000	1,022
California State Public Works Board Revenue Bonds, Series 2015 5.000% due 05/01/2028	1,500	1,519
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	898

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2008 4.650% due 08/15/2047	2,280	2,280
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	1,000	1,083
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 07/01/2024	300	300
City of Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	550	548
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,920	1,953
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	1,500	1,307
Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 07/15/2025 (b)	1,700	1,642
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	540	509
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 4.650% due 10/01/2041	2,155	2,155
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	1,000	1,009
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2031	1,500	1,705
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,857
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,000	1,077
Los Angeles Department of Water & Power, California Revenue Notes, Series 2023 5.000% due 07/01/2029	2,000	2,196
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,500	2,503
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2028	1,000	1,075
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2027	1,000	1,057
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,000	1,037
Los Angeles, California Wastewater System Revenue Notes, Series 2022 5.000% due 06/01/2025	750	763
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	1,500	1,500
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	367
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	965	989
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2029	1,000	1,043
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 4.307% (US0003M + 0.550%) due 06/01/2034 ~	970	933
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	445	446
San Bernardino County, California Flood Control District Revenue Bonds, Series 2008 3.150% due 08/01/2037	1,850	1,850
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,102
San Diego Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2028	1,000	1,081
San Diego Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	1,050	1,250
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	1,200	1,200
San Francisco, California City & County General Obligation Notes, Series 2024 5.000% due 06/15/2027	1,300	1,376
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,001
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2015 5.000% due 11/01/2024	1,300	1,308
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (b)	2,200	2,163
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (b)	2,520	2,065
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	253
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2024 (b)	1,000	997
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	500
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	1,003
Santa Cruz County, California Revenue Notes, Series 2024 5.000% due 07/01/2025 (a)	1,000	1,017
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,786
Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2028	250	255
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	275

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	602
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2026	1,000	1,025
5.000% due 06/01/2029	500	534
University of California Revenue Notes, Series 2015 5.000% due 05/15/2025	1,500	1,523
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (b)	1,000	930

		103,262

GEORGIA 0.5%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	642

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	443
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	34	34

		477

NEW JERSEY 0.8%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	1,000	1,002

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	307

PENNSYLVANIA 0.8%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.928% (SOFRRATE) due 01/01/2030 ~	985	974

PUERTO RICO 2.6%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	1,000	1,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,223	2,227

		3,249

TENNESSEE 0.8%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,003

Total Municipal Bonds & Notes (Cost $113,162)		112,206

SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (c) 0.3%		372

MUNICIPAL BONDS & NOTES 3.9%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025 (a)	2,000	2,033
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025 (a)	1,500	1,522
Riverside County, California Revenue Notes, Series 2024 5.000% due 06/30/2025 (a)	1,250	1,270

Total Municipal Bonds & Notes (Cost $4,827)		4,825

Total Short-Term Instruments (Cost $5,199)		5,197

Total Investments in Securities (Cost $118,361)		117,404

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	1,304,706	12,693

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $12,693)	12,693

Total Investments in Affiliates (Cost $12,693)	12,693

Total Investments 104.1% (Cost $131,054)	$130,097
Other Assets and Liabilities, net (4.1)%	(5,101)

Net Assets 100.0%	$124,996

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$372	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(379)	$372	$372

Total Repurchase Agreements							$(379)	$372	$372

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,291	$0	$1,291
	California				0	103,262	0	103,262
	Georgia				0	642	0	642
	Michigan				0	477	0	477
	New Jersey				0	1,002	0	1,002
	Oregon				0	307	0	307
	Pennsylvania				0	974	0	974
	Puerto Rico				0	3,249	0	3,249
	Tennessee				0	1,003	0	1,003
Short-Term Instruments
	Repurchase Agreements				0	372	0	372
	Municipal Bonds & Notes				0	4,825	0	4,825

					$0	$117,404	$0	$117,404
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$12,693	$0	$0	$12,693

Total Investments					$12,693	$117,404	$0	$130,097

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Climate Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1% ¤
CORPORATE BONDS & NOTES 53.6%
BANKING & FINANCE 30.9%
AXA SA 5.625% due 01/16/2054 •	GBP	100	$123
Bank of America Corp.
2.456% due 10/22/2025 •		$200	198
4.134% due 06/12/2028	EUR	100	109
BNP Paribas SA 4.625% due 02/25/2031 •(c)(d)		$200	161
Boston Properties LP 6.500% due 01/15/2034		20	20
Caja Rural de Navarra SCC 3.000% due 04/26/2027	EUR	100	106
Castellum AB 0.750% due 09/04/2026		100	100
CBRE Services, Inc. 2.500% due 04/01/2031		$100	83
Community Preservation Corp. 2.867% due 02/01/2030		75	65
CTP NV 1.250% due 06/21/2029	EUR	200	186
Deutsche Bank AG 1.875% due 02/23/2028 •		100	102
EQT AB 0.875% due 05/14/2031		100	87
ERP Operating LP 1.850% due 08/01/2031		$100	81
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial 3.125% due 11/09/2031	EUR	100	108
European Investment Bank
0.750% due 07/15/2027	AUD	200	119
2.750% due 01/16/2034	EUR	40	42
3.750% due 02/14/2033		$240	228
Farmers Exchange Capital 5.454% due 10/15/2054 •		50	42
Ford Motor Credit Co. LLC 5.625% due 10/09/2028	GBP	100	127
Grainger PLC 3.375% due 04/24/2028		100	116
HAT Holdings LLC
3.750% due 09/15/2030		$125	109
8.000% due 06/15/2027		35	36
Healthpeak OP LLC 2.125% due 12/01/2028		100	88
Host Hotels & Resorts LP
2.900% due 12/15/2031		50	42
5.700% due 07/01/2034		50	49
Hudson Pacific Properties LP 5.950% due 02/15/2028		50	43
IHG Finance LLC 4.375% due 11/28/2029	EUR	100	110
ING Groep NV 4.875% due 05/16/2029 •(c)(d)		$200	174
International Development Association 4.375% due 06/11/2029		100	99
JPMorgan Chase & Co. 6.070% due 10/22/2027 •		200	204
Kilroy Realty LP 2.500% due 11/15/2032		100	75
Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	568
2.000% due 11/15/2029		300	308
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	80	49
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029	EUR	200	191
Nationale-Nederlanden Bank NV 1.875% due 05/17/2032		100	97
NE Property BV 2.000% due 01/20/2030		100	93
Norinchukin Bank 5.430% due 03/09/2028		$200	198

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Prologis International Funding SA
0.875% due 07/09/2029	EUR	125	115
1.750% due 03/15/2028		125	125
Rayonier LP 2.750% due 05/17/2031		$100	84
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		300	253
SELP Finance SARL 0.875% due 05/27/2029	EUR	100	92
Shinhan Bank Co. Ltd. 3.320% due 01/29/2027		100	107
Standard Chartered PLC 0.800% due 11/17/2029 •		100	94
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		$200	203
UDR, Inc. 3.100% due 11/01/2034		50	40
VIA Outlets BV 1.750% due 11/15/2028	EUR	100	96
Weyerhaeuser Co. 7.375% due 03/15/2032		$9	10
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	100

			6,055

INDUSTRIALS 10.8%
AP Moller - Maersk AS 5.875% due 09/14/2033		$66	67
Aptiv PLC 3.100% due 12/01/2051		50	31
Arcadis NV 4.875% due 02/28/2028	EUR	100	110
Autodesk, Inc. 2.400% due 12/15/2031		$50	42
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	99
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	133
Comcast Corp. 4.650% due 02/15/2033		$40	39
Continental Wind LLC 6.000% due 02/28/2033		49	49
Coty, Inc. 4.500% due 05/15/2027	EUR	100	108
Ford Motor Co. 6.100% due 08/19/2032		$38	38
Forvia SE 2.375% due 06/15/2029	EUR	100	96
Gap, Inc. 3.625% due 10/01/2029		$50	43
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	200
Hyundai Capital America 5.800% due 06/26/2025		100	100
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	164
Moody's Corp.
2.000% due 08/19/2031		100	81
3.100% due 11/29/2061		30	18
MSCI, Inc. 3.625% due 09/01/2030		100	90
Oberlin College 2.874% due 10/01/2051		125	81
Owens Corning 5.500% due 06/15/2027		100	101
PepsiCo, Inc. 3.900% due 07/18/2032		40	37
SEB SA 1.375% due 06/16/2025	EUR	100	105
Smurfit Kappa Treasury ULC 5.438% due 04/03/2034		$100	99
T-Mobile USA, Inc. 4.950% due 03/15/2028		100	99
Trane Technologies Financing Ltd. 5.100% due 06/13/2034		40	40
VF Corp. 2.950% due 04/23/2030		40	33
ZF North America Capital, Inc. 6.875% due 04/14/2028		10	10

			2,113

UTILITIES 11.9%
AES Corp.
2.450% due 01/15/2031		100	82

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.450% due 06/01/2028		40	40
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		25	24
Duke Energy Progress LLC 5.100% due 03/15/2034		100	99
MidAmerican Energy Co. 3.650% due 08/01/2048		150	113
Mississippi Power Co. 3.100% due 07/30/2051		50	32
National Grid PLC 3.875% due 01/16/2029	EUR	100	108
New York State Electric & Gas Corp. 5.650% due 08/15/2028		$200	203
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	88
Niagara Mohawk Power Corp. 5.783% due 09/16/2052		40	39
NSTAR Electric Co. 3.100% due 06/01/2051		25	17
Pacific Gas & Electric Co. 6.700% due 04/01/2053		16	17
Public Service Co. of Colorado 3.200% due 03/01/2050		100	66
Public Service Co. of Oklahoma 2.200% due 08/15/2031		100	81
Public Service Electric & Gas Co. 4.650% due 03/15/2033		50	48
Puget Sound Energy, Inc. 5.685% due 06/15/2054		20	20
RWE Finance U.S. LLC 5.875% due 04/16/2034		150	150
Solar Star Funding LLC 5.375% due 06/30/2035		223	218
Southern California Edison Co. 2.500% due 06/01/2031		150	126
Southwestern Public Service Co.
3.150% due 05/01/2050		30	19
3.750% due 06/15/2049		50	36
SSE PLC 4.000% due 09/05/2031	EUR	100	109
TDC Net AS 5.618% due 02/06/2030		100	110
United Utilities Water Finance PLC 3.750% due 05/23/2034		100	104
Verizon Communications, Inc.
1.500% due 09/18/2030		$280	229
5.050% due 05/09/2033		10	10
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20
Wisconsin Power & Light Co. 4.950% due 04/01/2033		132	128

			2,336

Total Corporate Bonds & Notes (Cost $11,353)			10,504

MUNICIPAL BONDS & NOTES 1.0%
FLORIDA 0.5%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	93

NEW YORK 0.5%
New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	111

Total Municipal Bonds & Notes (Cost $275)			204

U.S. GOVERNMENT AGENCIES 8.1%
Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053		380	358
5.000% due 02/01/2053 - 11/01/2053		1,261	1,220

Total U.S. Government Agencies (Cost $1,583)			1,578

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Bonds
2.375% due 02/15/2042		434	316
U.S. Treasury Notes
3.625% due 05/31/2028		200	194

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $616)			510

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.431% due 11/10/2032		100	85
GCT Commercial Mortgage Trust 6.243% due 02/15/2038 •		100	83
JP Morgan Chase Commercial Mortgage Securities Trust 6.493% due 04/15/2038 •		94	94
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	91
One Bryant Park Trust 2.516% due 09/15/2054		100	85
VASA Trust 6.343% due 07/15/2039 •		100	93

Total Non-Agency Mortgage-Backed Securities (Cost $601)			531

ASSET-BACKED SECURITIES 6.1%
BMW Vehicle Lease Trust
5.100% due 07/27/2026		300	299
5.950% due 08/25/2025		29	29
5.990% due 09/25/2026		50	50
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		72	56
4.000% due 04/20/2049		43	38
4.950% due 07/20/2049		87	81
5.520% due 02/22/2055		45	43
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		50	50
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		50	40
Mosaic Solar Loan Trust 2.640% due 01/20/2053		76	64
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		93	92
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		96	97
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		129	111
Sunrun Demeter Issuer 2.270% due 01/30/2057		174	143

Total Asset-Backed Securities (Cost $1,284)			1,193

SOVEREIGN ISSUES 8.0%
Agence Francaise de Developpement EPIC 3.500% due 02/25/2033	EUR	100	108
Australia Government International Bond 4.250% due 06/21/2034	AUD	300	199
Canada Government Bond 2.250% due 12/01/2029	CAD	50	34
European Union
2.625% due 02/04/2048	EUR	60	55
2.750% due 02/04/2033		135	142
France Government International Bond 3.000% due 06/25/2049		58	55
Ile-de-France Mobilites 3.050% due 02/03/2033		100	104
Kingdom of Belgium Government Bond 2.750% due 04/22/2039		100	100
Ministeries Van de Vlaamse Gemeenschap 3.250% due 01/12/2043		100	101
Nederlandse Waterschapsbank NV 3.000% due 04/20/2033		100	107
Netherlands Government International Bond 3.250% due 01/15/2044		25	28
Province of British Columbia 4.750% due 06/12/2034		$40	40
Province of Ontario 4.100% due 03/04/2033	CAD	100	73
Regie Autonome des Transports Parisiens EPIC 3.250% due 04/11/2033	EUR	100	105
Soc Nationale SNCF SACA 3.125% due 11/02/2027		100	106
United Kingdom Gilt
1.500% due 07/31/2053	GBP	70	45

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.375% due 07/31/2054	136	164

Total Sovereign Issues (Cost $1,560)		1,566

SHORT-TERM INSTRUMENTS 16.0%
REPURCHASE AGREEMENTS (e) 1.3%		264

U.S. TREASURY BILLS 14.7%
5.393% due 07/11/2024 - 10/15/2024 (a)(b)	$2,900	2,873

Total Short-Term Instruments (Cost $3,137)		3,137

Total Investments in Securities (Cost $20,409)		19,223

Total Investments 98.1% (Cost $20,409)		$19,223
Financial Derivative Instruments (f)(g) 0.5%(Cost or Premiums, net $86)		101
Other Assets and Liabilities, net 1.4%		263

Net Assets 100.0%		$19,587

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$264	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(269)	$264	$264

Total Repurchase Agreements	$(269)	$264	$264

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	1	$88	$1	$0	$0
Euro-BOBL Future September Futures	09/2024	1	125	1	0	0
U.S. Treasury 5-Year Note September Futures	09/2024	51	5,435	23	0	(6)
United Kingdom Long Gilt September Futures	09/2024	1	123	0	0	(1)

$25	$0	$(7)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	2	$(282)	$(4)	$1	$0
U.S. Treasury 10-Year Note September Futures	09/2024	6	(660)	(6)	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	8	(908)	(3)	4	0

$(13)	$6	$0

Total Futures Contracts	$12	$6	$(7)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	200	$2	$(1)	$1	$0	$0
Receive(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	65	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$280	84	46	130	3	0

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	400	11	7	18	7	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029	EUR	1,000	15	(18)	(3)	0	(1)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	45	1	(1)	0	0	0
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	4	(21)	0	0

Total Swap Agreements	$86	$42	$128	$11	$(1)

Cash of $176 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	EUR	24	$26	$0	$0
BPS	07/2024	CAD	72	53	0	0
07/2024	GBP	508	649	7	0
07/2024	$376	AUD	564	0	0
07/2024	116	EUR	108	0	(1)
08/2024	AUD	564	$376	0	(1)
CBK	07/2024	373	248	0	0
07/2024	$12	EUR	11	0	0
FAR	07/2024	AUD	191	$127	0	0
07/2024	EUR	4,970	5,413	90	0
GLM	07/2024	300	325	4	0
JPM	07/2024	$481	EUR	442	0	(8)
MBC	07/2024	124	CAD	170	0	0
08/2024	CAD	170	$124	0	0
NGF	07/2024	98	72	0	0
RBC	07/2024	$692	GBP	545	0	(2)
08/2024	GBP	545	$692	2	0
SCX	07/2024	37	48	1	0
07/2024	$5,071	EUR	4,733	0	(2)
08/2024	EUR	4,733	$5,078	2	0

Total Forward Foreign Currency Contracts	$106	$(14)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,055	$0	$6,055
Industrials	0	2,113	0	2,113
Utilities	0	2,336	0	2,336
Municipal Bonds & Notes
Florida	0	93	0	93
New York	0	111	0	111
U.S. Government Agencies	0	1,578	0	1,578
U.S. Treasury Obligations	0	510	0	510
Non-Agency Mortgage-Backed Securities	0	531	0	531
Asset-Backed Securities	0	1,193	0	1,193
Sovereign Issues	0	1,566	0	1,566
Short-Term Instruments
Repurchase Agreements	0	264	0	264
U.S. Treasury Bills	0	2,873	0	2,873

Total Investments	$0	$19,223	$0	$19,223

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	16	0	17
Over the counter	0	106	0	106

$1	$122	$0	$123
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(7)	0	(8)
Over the counter	0	(14)	0	(14)

$(1)	$(21)	$0	$(22)

Total Financial Derivative Instruments	$0	$101	$0	$101

Totals	$0	$19,324	$0	$19,324

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.6% ¤
CORPORATE BONDS & NOTES 7.2%
BANKING & FINANCE 6.8%
American Express Co. 5.645% due 04/23/2027 •		$24,900	$25,005
American Honda Finance Corp. 5.914% due 02/12/2025 •		17,800	17,826
Athene Global Funding 5.620% due 05/08/2026		12,900	12,915
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		201	181
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	500	565
Bank of America Corp.
5.202% due 04/25/2029 •		$200	200
5.933% due 09/15/2027 •		5,400	5,459
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		19,800	19,931
Bank of Nova Scotia 5.400% due 06/04/2027		15,700	15,778
Barclays PLC
5.304% due 08/09/2026 •		8,900	8,843
5.674% due 03/12/2028 •		400	401
Citibank NA
5.438% due 04/30/2026		12,600	12,649
5.488% due 12/04/2026		6,100	6,135
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		2,800	2,801
GA Global Funding Trust 6.715% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,546
Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	23,930
5.414% due 05/21/2027 •		1,400	1,398
Goldman Sachs Group, Inc. 3.272% due 09/29/2025 •		5,806	5,769
ING Groep NV 7.016% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,984
Jackson National Life Global Funding 5.600% due 04/10/2026		850	849
JPMorgan Chase & Co.
6.070% due 10/22/2027 •		1,100	1,119
6.680% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,952
JPMorgan Chase Bank NA 5.110% due 12/08/2026		9,400	9,400
Morgan Stanley
2.188% due 04/28/2026 •		14,000	13,598
2.475% due 01/21/2028 •		148	138
4.361% due 03/19/2027 ~	EUR	4,000	4,296
5.123% due 02/01/2029 •		$100	100
5.652% due 04/13/2028 •		800	808
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		2,100	2,085
5.504% due 05/26/2028 •		6,500	6,546
5.882% due 10/30/2026		3,700	3,746
Nykredit Realkredit AS 1.000% due 04/01/2025	DKK	73,300	10,361
Realkredit Danmark AS 1.000% due 04/01/2025		131,600	18,580
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		$10,200	10,205
UBS Group AG
1.305% due 02/02/2027 •		850	793
6.944% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,112
Wells Fargo & Co.
2.406% due 10/30/2025 •		800	791
5.707% due 04/22/2028 •		400	404
Wells Fargo Bank NA 5.254% due 12/11/2026		28,200	28,234

			313,433

INDUSTRIALS 0.3%
Boeing Co.
2.196% due 02/04/2026		400	376
4.875% due 05/01/2025		700	693

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Hyundai Capital America 5.450% due 06/24/2026	2,100	2,098
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025	5,100	5,112
6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~	5,500	5,535

		13,814

UTILITIES 0.1%
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	3,400	3,416
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	400
Southern California Edison Co.
4.875% due 02/01/2027	100	99
5.350% due 03/01/2026	300	300
Verizon Communications, Inc. 2.355% due 03/15/2032	379	310

		4,525

Total Corporate Bonds & Notes (Cost $330,838)		331,772

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
2.125% due 04/24/2026 (i)	5,695	5,436
5.880% due 10/25/2036 •	10	10
5.900% due 08/25/2037 •	328	326
6.124% due 01/25/2051 •	2,911	2,912
6.228% due 12/25/2050 •	2,683	2,761
6.336% due 05/01/2038 •	1,542	1,587
Freddie Mac
3.000% due 10/01/2026 - 11/01/2032	11,127	10,576
5.828% due 07/15/2036 •	127	126
5.898% due 05/15/2032 - 09/15/2042 •	848	841
6.036% due 03/15/2050 •	2,930	2,935
6.048% due 12/15/2037 •	97	97
6.068% due 10/15/2037 •	273	271
6.224% due 12/15/2050 •	1,471	1,457
6.226% due 04/15/2049 •	1,474	1,447
6.308% due 08/15/2048 •	2,759	2,777
Ginnie Mae
0.073% due 10/16/2053 ~(a)	715	0
5.744% due 10/20/2043 •	1,890	1,802
5.983% due 05/20/2074 •	1,480	1,478
6.187% due 10/20/2063 •	169	169
6.246% due 08/20/2068 •	2,417	2,388
6.337% due 09/20/2069 •	1,548	1,549
U.S. Small Business Administration
4.840% due 05/01/2025	6	6
4.990% due 09/01/2024	3	3
5.160% due 02/01/2028	11	11
5.310% due 05/01/2027	16	16
5.510% due 11/01/2027	9	8
5.820% due 06/01/2026	9	8
5.870% due 07/01/2028	7	6
6.020% due 08/01/2028	5	5
6.770% due 11/01/2028	15	15
Uniform Mortgage-Backed Security
3.000% due 12/01/2026	214	208
3.500% due 02/01/2045 - 03/01/2048	1,201	1,083
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2054	242,700	222,213

Total U.S. Government Agencies (Cost $266,802)		264,527

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
3.000% due 05/15/2045	2,010	1,563
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (i)	733	726
0.125% due 07/15/2026	5,391	5,154
0.250% due 01/15/2025	1,191	1,167
0.250% due 07/15/2029 (i)(k)	1,224	1,125
0.375% due 07/15/2025 (i)	27,498	26,810
0.375% due 01/15/2027	195	185
0.500% due 01/15/2028	7,747	7,301
0.750% due 02/15/2042	2,385	1,865
0.875% due 02/15/2047	2,161	1,625
1.000% due 02/15/2049	1,043	793
1.375% due 02/15/2044 (i)	4,116	3,531
1.375% due 02/15/2044	10,139	8,698
2.125% due 02/15/2040	1,510	1,496
2.125% due 02/15/2041	135	134
2.500% due 01/15/2029 (i)	38,477	39,162
3.375% due 04/15/2032	1,284	1,402

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

3.875% due 04/15/2029		2,687	2,903
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	24,153
2.000% due 02/15/2025		33,704	33,016

Total U.S. Treasury Obligations (Cost $172,382)			162,809

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035		1,000	965
Adjustable Rate Mortgage Trust 6.836% due 07/25/2035 «~		22	20
Ashford Hospitality Trust 6.401% due 04/15/2035 •		433	430
Atrium Hotel Portfolio Trust
6.556% due 12/15/2036 •		1,785	1,749
6.576% due 06/15/2035 •		1,100	1,095
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	14,743	18,638
Banc of America Funding Trust 4.740% due 05/20/2036 «~		$182	151
Barclays Commercial Mortgage Securities Trust 6.626% due 07/15/2037 •		4,300	4,225
Bear Stearns Adjustable Rate Mortgage Trust 6.290% due 01/25/2035 ~		55	55
Bear Stearns ALT-A Trust 5.240% due 07/25/2035 ~		435	293
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~		37	27
Beast Mortgage Trust 6.493% due 03/15/2036 •		600	555
Braemar Hotels & Resorts Trust 6.321% due 06/15/2035 •		225	225
Chase Home Lending Mortgage Trust 6.585% due 05/25/2055 •		1,600	1,603
Chase Mortgage Finance Trust
5.673% due 02/25/2037 «~		57	54
6.181% due 02/25/2037 «~		45	43
ChaseFlex Trust 6.300% due 06/25/2036 ~		41	35
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.740% due 01/25/2035 •		1	1
Citigroup Mortgage Loan Trust 7.860% due 11/25/2035 «•		19	18
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		6,300	6,205
Commercial Mortgage Trust 3.545% due 02/10/2036		1,000	946
Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,325	1,902
6.500% due 09/25/2037		1,338	503
Countrywide Home Loan Mortgage Pass-Through Trust
4.731% due 11/20/2034 ~		142	130
4.952% due 08/20/2035 ~		821	766
Eurosail PLC 6.303% due 06/13/2045 •	GBP	572	722
First Horizon Alternative Mortgage Securities Trust 5.788% due 04/25/2035 ~		$119	113
GS Mortgage Securities Corp. 5.366% due 05/03/2032		1,000	983
GS Mortgage Securities Corp. Trust
6.553% due 07/15/2025 •		13,000	12,973
8.729% due 08/15/2039 •		3,100	3,107
GSR Mortgage Loan Trust
5.055% due 11/25/2035 «~		32	29
5.057% due 09/25/2035 ~		4	4
HarborView Mortgage Loan Trust
5.713% due 03/19/2037 •		511	451
5.863% due 12/19/2036 •		6,400	4,922
6.073% due 11/19/2035 •		203	133
6.133% due 06/20/2035 •		267	243
Hawaii Hotel Trust 6.776% due 05/15/2038 •		15,550	15,523
HPLY Trust 6.442% due 11/15/2036 •		3,953	3,941
IndyMac INDA Mortgage Loan Trust 3.448% due 11/25/2035 ~		104	77
IndyMac INDX Mortgage Loan Trust 5.880% due 07/25/2036 •		604	573
InTown Mortgage Trust 7.818% due 08/15/2039 •		3,000	3,011
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 þ		863	807
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,475
6.517% due 07/05/2033 •		1,021	976

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

JP Morgan Mortgage Trust 5.480% due 04/25/2035 «~		1	1
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~		66	61
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.183% due 09/15/2030 «•		15	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.923% due 06/15/2030 •		2	2
Merrill Lynch Mortgage Investors Trust
5.226% due 06/25/2035 ~		96	89
5.379% due 12/25/2034 ~		28	26
MFA Trust 4.112% due 12/25/2066 ~		3,562	3,417
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,539
New Orleans Hotel Trust 6.365% due 04/15/2032 •		1,674	1,645
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •		1,000	962
One Market Plaza Trust 3.614% due 02/10/2032		730	655
One New York Plaza Trust 6.393% due 01/15/2036 •		14,400	14,025
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.220% due 12/25/2035 •		2,986	2,866
Residential Accredit Loans, Inc. Trust
5.619% due 06/25/2046 •		99	23
6.000% due 09/25/2036		120	92
6.000% due 09/25/2036 «		314	235
Residential Asset Securitization Trust 6.500% due 09/25/2036		7,158	2,487
Structured Adjustable Rate Mortgage Loan Trust 6.394% due 11/25/2034 «•		390	333
Structured Asset Mortgage Investments Trust
5.880% due 05/25/2036 •		47	31
6.133% due 05/19/2035 •		25	23
Thornburg Mortgage Securities Trust 7.067% due 03/25/2037 •		1,479	1,077
Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	3,800	4,811
6.583% due 07/20/2045 •		6,814	8,620
Trinity Square PLC 0.000% due 07/15/2059 ~		1,500	1,901
VASA Trust 6.343% due 07/15/2039 •		$4,310	3,994
Verus Securitization Trust 4.474% due 04/25/2067 þ		5,432	5,310
WaMu Mortgage Pass-Through Certificates Trust
5.399% due 01/25/2035 ~		23	20
5.774% due 06/25/2034 «~		18	16
5.978% due 10/25/2034 ~		16	15
6.200% due 11/25/2034 •		118	110
6.200% due 01/25/2045 •		165	161
6.260% due 01/25/2045 •		148	140
Wells Fargo Mortgage-Backed Securities Trust 6.170% due 04/25/2036 ~		113	105

Total Non-Agency Mortgage-Backed Securities (Cost $161,085)			152,504

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp. Home Equity Loan Trust
6.330% due 05/25/2035 «•		245	243
6.360% due 12/25/2034 •		345	304
ACHV ABS Trust 5.900% due 04/25/2031		296	296
Ally Auto Receivables Trust 5.528% due 03/17/2025		1,180	1,180
American Money Management Corp. CLO Ltd. 6.615% due 04/25/2031 •		407	408
AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		33,896	33,901
6.190% due 04/19/2027		10,478	10,503
Anchorage Capital CLO Ltd. 6.432% due 10/15/2031 (b)		1,200	1,200
Apex Credit CLO Ltd. 0.000% due 10/20/2031 •(b)		1,500	1,500
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		400	398
AREIT LLC 7.571% due 06/17/2039 •		3,700	3,715
Ares CLO Ltd. 6.637% due 04/17/2033 •		1,600	1,604
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		3,337	3,296
Armada Euro CLO DAC 4.588% due 11/15/2031 •	EUR	5,519	5,914

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Ascent Education Funding Trust 6.140% due 10/25/2050		$471	475
Asset-Backed Securities Corp. Home Equity Loan Trust 5.920% due 11/25/2036 •		3,746	3,589
Atlas Senior Loan Fund Ltd.
6.666% due 04/22/2031 •		709	709
6.680% due 01/15/2031 •		254	254
Atlas Static Senior Loan Fund Ltd. 7.079% due 07/15/2030 •		610	613
Aurium CLO DAC 4.750% due 03/23/2032 •	EUR	5,996	6,445
Avoca CLO DAC
4.722% due 01/12/2031 •		2,897	3,107
4.726% due 10/15/2032 •		8,500	9,119
Bain Capital Euro CLO DAC
4.677% due 04/20/2032 •		1,530	1,638
4.908% due 07/17/2034 •		3,900	4,154
Barings CLO Ltd.
6.540% due 04/15/2031 •		$2,180	2,183
6.576% due 01/20/2031 •		780	781
Bayview Opportunity Master Fund Trust 5.660% due 03/15/2028		500	499
BDS Ltd.
7.142% due 03/19/2039 •		2,400	2,389
7.475% due 08/19/2038 •		1,800	1,810
Bear Stearns Asset-Backed Securities Trust
6.120% due 02/25/2036 •		7,641	7,429
6.460% due 09/25/2046 •		214	183
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		943	944
6.670% due 07/15/2032 •		500	501
6.686% due 01/20/2031 •		467	468
BHG Securitization Trust 5.320% due 10/17/2035		229	228
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	4,955	5,307
Blackrock European CLO DAC 4.868% due 07/17/2034 •		11,304	12,093
BlueMountain CLO Ltd.
6.514% due 10/25/2030 •		$947	949
6.670% due 07/15/2031 •		502	502
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	500	371
5.025% due 04/20/2026		500	368
BNPP AM Euro CLO DAC 4.717% due 07/22/2032 •	EUR	6,400	6,843
BPCRE Ltd. 7.732% due 01/16/2037 •		$273	272
BSPRT Issuer Ltd. 7.625% due 07/15/2039 •		2,000	2,007
Cairn CLO DAC 4.725% due 10/30/2030 •	EUR	1,871	2,003
Carlyle Euro CLO DAC 4.458% due 08/15/2030 •		1,484	1,591
Carlyle Global Market Strategies CLO Ltd. 6.590% due 01/15/2031 •		$1,914	1,916
Carlyle Global Market Strategies Euro CLO DAC 4.656% due 07/15/2030 •	EUR	417	447
Carlyle U.S. CLO Ltd. 6.770% due 01/15/2030 •		$298	298
Carvana Auto Receivables Trust
2.310% due 12/11/2028		2,004	1,993
5.330% due 07/10/2029		1,000	1,002
5.500% due 08/10/2027		500	499
5.630% due 11/10/2027		1,000	1,001
5.760% due 04/12/2027		498	498
5.900% due 08/10/2027		500	500
6.360% due 04/12/2027		724	726
6.410% due 09/10/2027		55	55
CBAM Ltd.
6.706% due 04/20/2032 •		1,000	1,001
6.836% due 07/20/2030 •		282	282
Cedar Funding CLO Ltd. 6.679% due 07/17/2031 •		795	796
Chase Auto Owner Trust 5.480% due 04/26/2027		1,900	1,899
CIFC Funding Ltd.
6.589% due 04/18/2031 •		321	322
6.779% due 10/17/2031 •		756	756
Citizens Auto Receivables Trust
5.540% due 11/16/2026		700	700
5.840% due 01/18/2028		500	502
6.090% due 10/15/2026		815	817
Contego CLO DAC 4.822% due 05/14/2032 •	EUR	9,300	9,948

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.362% due 11/25/2034 •		$2,519	2,113
6.240% due 11/25/2034 •		150	142
6.315% due 08/25/2034 •		13	13
6.495% due 12/25/2035 •		2,314	2,235
CPS Auto Receivables Trust 5.880% due 02/15/2028		500	500
CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •		3,083	3,091
CRB Securitization Trust 6.960% due 10/20/2033		563	567
CVC Cordatus Loan Fund DAC 4.608% due 08/15/2032 •	EUR	4,190	4,489
Drive Auto Receivables Trust 5.830% due 12/15/2026		$460	460
Dryden CLO Ltd.
6.640% due 07/15/2031 •		1,232	1,233
6.664% due 05/15/2032 •		500	501
Dryden Euro CLO DAC 1.470% due 10/15/2032	EUR	3,000	3,072
Exeter Automobile Receivables Trust 6.070% due 12/15/2025		$5,863	5,866
FCCU Auto Receivables Trust 5.760% due 11/15/2027		500	500
FHF Issuer Trust 5.890% due 06/15/2030		500	501
FHF Trust 4.430% due 01/18/2028		156	154
Fifth Third Auto Trust 5.800% due 11/16/2026		306	307
Flagship Credit Auto Trust 5.640% due 03/15/2028		1,500	1,499
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		2,842	2,813
Fremont Home Loan Trust
5.600% due 01/25/2037 •		1,465	739
5.940% due 10/25/2036 •		5,248	2,088
FS Rialto Issuer LLC 7.233% due 01/19/2039 •		7,400	7,418
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027		500	499
GLS Auto Select Receivables Trust
5.590% due 10/15/2029 (b)		500	500
5.609% due 07/15/2025 (b)		500	500
5.960% due 10/16/2028		5,860	5,904
6.270% due 08/16/2027		7,992	8,017
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		1,400	1,403
GPMT Ltd. 6.696% due 07/16/2035 •		1,207	1,194
Greywolf CLO Ltd. 6.745% due 01/27/2031 •		765	766
GSAMP Trust 5.660% due 11/25/2036 •		692	327
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		1,800	1,801
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		500	500
Harvest CLO DAC
4.636% due 01/15/2031 •	EUR	3,851	4,128
4.756% due 01/15/2032 •		5,100	5,450
Hayfin Emerald CLO 4.651% due 05/27/2034 •		28,300	30,119
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$2,692	2,616
5.490% due 06/25/2027		8,290	8,283
HGI CRE CLO Ltd. 7.033% due 04/20/2037 •		3,060	3,054
Home Equity Mortgage Loan Asset-Backed Trust 5.194% due 11/25/2034 «•		165	156
Hyundai Auto Lease Securitization Trust 5.150% due 06/15/2026		4,998	4,984
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		1,700	1,695
5.290% due 04/15/2027		1,600	1,597
ICG Euro CLO DAC 4.956% due 10/15/2034 •	EUR	8,000	8,569
Invesco Euro CLO DAC 4.826% due 07/15/2032 •		4,300	4,611
Jubilee CLO DAC 4.806% due 06/15/2032 •		15,000	16,070
KREF Ltd. 6.789% due 02/17/2039 •		$1,000	999
LCM LP
6.586% due 07/20/2030 •		169	169
6.626% due 07/20/2031 •		1,329	1,331

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

6.720% due 10/15/2031 •		563	564
LCM Ltd.
6.566% due 03/20/2030 •		296	297
6.666% due 04/20/2031 •		700	700
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		2,514	2,453
4.000% due 05/15/2028		5,011	4,897
LoanCore Issuer Ltd.
6.743% due 07/15/2036 •		304	304
6.743% due 11/15/2038 •		644	641
M360 Ltd. 6.958% due 11/22/2038 •		694	681
Madison Park Funding Ltd. 6.340% due 04/15/2029 •		961	962
Man GLG Euro CLO DAC
4.646% due 10/15/2030 •	EUR	4,532	4,851
4.716% due 10/15/2032 •		2,213	2,364
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		$223	223
MF1 LLC 7.489% due 06/19/2037 •		2,500	2,504
MF1 Ltd. 6.689% due 02/19/2037 •		969	963
Morgan Stanley ABS Capital, Inc. Trust 6.495% due 07/25/2035 •		3,206	3,113
Mountain View CLO Ltd. 6.789% due 04/15/2034 •		1,000	1,001
Navient Private Education Loan Trust
6.893% due 07/16/2040 •		1,673	1,681
7.043% due 10/15/2031 •		1,795	1,801
7.143% due 11/15/2030 •		1,364	1,369
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		7,269	6,395
1.170% due 09/16/2069		319	289
7.043% due 11/15/2068 •		1,225	1,238
Navient Student Loan Trust 6.423% due 12/15/2059 •		4,942	4,937
North Westerly ESG CLO DAC 4.796% due 07/05/2032 •	EUR	10,000	10,691
OCP Euro CLO DAC 4.726% due 01/15/2032 •		2,724	2,918
Octagon Investment Partners Ltd. 6.584% due 02/14/2031 •		$1,243	1,243
OneMain Financial Issuance Trust 6.093% due 06/16/2036 •		1,200	1,199
Option One Mortgage Loan Trust
5.600% due 01/25/2037 •		1,596	1,013
5.600% due 03/25/2037 •		1,284	866
OZLM Ltd. 6.841% due 10/30/2030 •		310	311
OZLME DAC 4.684% due 07/27/2032 •	EUR	4,476	4,794
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		$369	367
4.970% due 01/15/2030		60	60
6.060% due 03/15/2030		2,707	2,706
6.093% due 11/15/2031		500	500
6.258% due 10/15/2031		468	468
6.278% due 10/15/2031		500	501
6.660% due 07/15/2031		365	367
Palmer Square European Loan Funding DAC
4.626% due 10/15/2031 •	EUR	2,261	2,409
4.636% due 07/15/2031 •		1,356	1,444
Penta CLO DAC 4.832% due 01/25/2033 •		3,500	3,751
PFP Ltd. 7.605% due 08/19/2035 •		$2,500	2,504
Prestige Auto Receivables Trust
5.648% due 04/15/2025		253	253
5.690% due 05/17/2027		900	899
Providus CLO DAC 4.628% due 02/15/2035 •	EUR	5,300	5,652
Rad CLO Ltd. 6.705% due 07/24/2032 •		$1,700	1,702
Ready Capital Mortgage Financing LLC
6.660% due 11/25/2036 •		630	627
6.985% due 01/25/2037 •		1,382	1,380
7.812% due 06/25/2037 •		967	972
7.897% due 10/25/2039 •		2,980	2,994
Regatta Funding Ltd. 6.649% due 07/17/2031 •		1,561	1,561
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		496	499
7.130% due 01/26/2032		413	415
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		800	801

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

5.910% due 06/15/2027		800	800
6.180% due 02/16/2027		1,021	1,022
Saranac CLO Ltd. 6.817% due 11/20/2029 •		48	48
Saxon Asset Securities Trust 5.770% due 09/25/2037 •		436	410
SBNA Auto Lease Trust
5.670% due 11/20/2026		500	501
5.700% due 03/15/2027		500	500
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027		800	800
SLM Private Education Loan Trust 10.193% due 10/15/2041 •		1,367	1,430
SMB Private Education Loan Trust
6.173% due 01/15/2053 •		1,736	1,724
6.243% due 02/15/2036 •		2,351	2,346
6.243% due 01/15/2053 •		12,721	12,666
6.310% due 09/15/2054 •		222	221
Sound Point CLO Ltd. 6.739% due 04/18/2031 •		1,239	1,241
Soundview Home Loan Trust 6.410% due 10/25/2037 •		740	546
St Paul's CLO DAC 4.826% due 04/15/2033 •	EUR	8,000	8,566
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		$27	26
Symphony CLO Ltd. 6.526% due 01/23/2032 •		949	952
TCW CLO Ltd. 6.555% due 04/25/2031 •		291	291
Tesla Auto Lease Trust 5.860% due 08/20/2025		14,111	14,121
Tesla Electric Vehicle Trust 5.540% due 12/21/2026		7,500	7,496
TIAA CLO Ltd. 0.000% due 01/20/2032 •(b)		2,000	2,000
Toyota Auto Receivables Owner Trust
5.410% due 03/15/2027		12,400	12,397
5.683% due 03/15/2027 •		8,500	8,500
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		3,166	3,152
Tricolor Auto Securitization Trust
6.360% due 12/15/2027		479	480
6.610% due 10/15/2027		384	385
Trillium Credit Card Trust 6.196% due 08/26/2028 •		12,500	12,557
Trinitas CLO Ltd. 6.663% due 01/25/2034 •		1,000	1,003
TSTAT Ltd. 6.925% due 07/20/2031 •		650	651
United Auto Credit Securitization Trust 6.170% due 08/10/2026		407	407
Upstart Pass-Through Trust 3.800% due 04/20/2030		364	357
Upstart Securitization Trust 4.370% due 05/20/2032		4	4
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		320	312
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)		2,000	2,000
Veros Auto Receivables Trust 6.280% due 11/15/2027		469	470
Vibrant CLO Ltd. 6.706% due 07/20/2032 •		2,300	2,302
VMC Finance LLC 7.233% due 02/18/2039 •		1,752	1,748
Volkswagen Auto Lease Trust 5.400% due 12/21/2026		2,800	2,799
Voya CLO Ltd.
6.570% due 06/07/2030 •		583	583
6.650% due 04/15/2031 •		617	618
6.800% due 10/15/2030 •		252	252
Voya Euro CLO DAC 4.826% due 04/15/2033 •	EUR	11,000	11,790
Wellfleet CLO Ltd. 6.756% due 07/20/2032 •		$996	998
Westlake Automobile Receivables Trust
5.440% due 05/17/2027		500	499
6.230% due 01/15/2027		18,976	19,010

Total Asset-Backed Securities (Cost $543,667)			566,863

SOVEREIGN ISSUES 0.8%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (e)	BRL	46,400	8,089
0.000% due 04/01/2025 (e)		167,100	27,672

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

New Zealand Government International Bond 2.000% due 09/20/2025 (f)	NZD	2,749	1,657

Total Sovereign Issues (Cost $39,544)			37,418

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA		46,500	219

Total Common Stocks (Cost $91)			219

		OUNCES
COMMODITIES 11.4%
Gold Warehouse Receipts		347,443	489,528
Silver Warehouse Receipts (c)		347,443	37,977

Total Commodities (Cost $385,017)			527,505

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 78.5%
COMMERCIAL PAPER 1.4%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024		$950	949
5.510% due 07/11/2024		350	349
5.510% due 07/12/2024		450	449
5.510% due 07/17/2024		400	399
5.520% due 07/02/2024		250	250
5.560% due 07/09/2024		1,250	1,248
Bacardi-Martini BV
5.830% due 08/15/2024		250	248
5.850% due 07/18/2024		400	399
Campbell Soup Co.
5.550% due 07/01/2024		250	250
5.550% due 08/01/2024		450	448
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (b)		2,350	2,341
Conagra Brands, Inc. 5.800% due 07/09/2024		1,050	1,048
Constellation Brands, Inc.
5.610% due 07/23/2024		250	249
5.640% due 07/15/2024		600	598
5.650% due 07/26/2024		250	249
5.650% due 07/30/2024		400	398
5.660% due 07/16/2024		250	249
5.660% due 07/19/2024		400	399
5.680% due 07/22/2024		600	598
5.680% due 07/29/2024 (b)		250	249
5.700% due 07/08/2024		250	250
5.700% due 07/12/2024		250	249
Constellation Energy Generation LLC 5.540% due 07/09/2024		1,250	1,248
Crown Castle, Inc.
5.840% due 07/09/2024		2,400	2,396
5.840% due 07/11/2024		800	798
5.840% due 07/30/2024		600	597
5.840% due 08/01/2024		1,700	1,691
Discovery Communications LLC 6.000% due 07/15/2024 (b)		2,550	2,543
Entergy Corp.
5.550% due 07/25/2024		300	299
5.550% due 08/01/2024		450	448
5.600% due 07/02/2024		300	300
Global Payments, Inc.
5.970% due 07/01/2024		800	800
6.030% due 07/18/2024		250	249
Huntington Ingalls Industries, Inc.
5.880% due 07/01/2024		500	500
5.880% due 07/02/2024		1,600	1,599
Intel Corp.
5.500% due 07/18/2024		1,200	1,196
5.500% due 07/23/2024		700	697
5.520% due 07/08/2024		2,200	2,197
5.520% due 07/09/2024		2,050	2,047

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Intercontinental Exchange, Inc.
5.500% due 07/03/2024		250	250
5.500% due 07/09/2024		250	250
5.500% due 07/11/2024		250	249
5.510% due 07/08/2024		250	250
5.510% due 07/15/2024		250	249
5.510% due 07/16/2024		250	249
5.510% due 07/19/2024		250	249
5.510% due 07/22/2024		250	249
5.510% due 07/24/2024		300	299
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024		700	697
5.510% due 07/19/2024		1,650	1,645
5.520% due 08/01/2024		250	249
L3Harris Technologies, Inc.
5.520% due 07/22/2024		250	249
5.520% due 07/24/2024		650	647
5.550% due 07/29/2024		250	249
5.600% due 07/11/2024		850	848
5.600% due 07/17/2024		650	648
Marathon Oil Corp. 5.830% due 07/05/2024		600	599
Marriott International, Inc.
5.530% due 08/06/2024		300	298
5.530% due 08/07/2024		250	248
5.530% due 08/13/2024		350	347
Microchip Technology, Inc. 5.500% due 07/12/2024		250	249
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		850	849
5.570% due 07/09/2024		800	799
5.570% due 07/10/2024		950	948
5.570% due 08/12/2024		250	248
5.570% due 08/13/2024 (b)		1,650	1,638
5.580% due 07/11/2024		500	499
5.580% due 08/12/2024		500	496
Parker Hannifin Corp. 5.520% due 08/28/2024		400	396
Penske Truck Leasing Co. LP
5.500% due 07/09/2024		250	250
5.510% due 08/02/2024		250	249
5.530% due 07/12/2024		600	599
5.540% due 08/20/2024		350	347
Southern California Edison Co.
5.600% due 07/01/2024		1,350	1,349
5.600% due 07/02/2024		1,700	1,699
5.600% due 07/08/2024		1,150	1,148
5.600% due 07/12/2024 (b)		900	898
5.600% due 07/18/2024 (b)		400	399
5.690% due 07/02/2024		250	250
Targa Resources Corp.
6.000% due 07/19/2024		500	498
6.000% due 07/22/2024		1,850	1,843
6.000% due 07/26/2024		450	448
6.000% due 07/29/2024 (b)		250	249
VW Credit, Inc.
5.530% due 07/08/2024		300	300
5.530% due 07/09/2024		1,700	1,697
5.530% due 07/10/2024		800	798
5.530% due 07/15/2024		300	299
5.530% due 07/18/2024		250	249
5.530% due 07/23/2024		250	249
5.550% due 07/16/2024		800	798
5.550% due 08/05/2024		250	248
5.570% due 08/21/2024		500	496
5.570% due 08/26/2024		250	248

			62,219

REPURCHASE AGREEMENTS (g) 67.3%			3,120,160

SHORT-TERM NOTES 0.0%
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025		65	65

JAPAN TREASURY BILLS 6.3%
0.016% due 07/16/2024 - 09/24/2024 (d)(e)	JPY	46,850,000	291,183

U.S. TREASURY BILLS 3.5%
5.391% due 07/18/2024 - 08/15/2024 (d)(e)		$161,058	160,454

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $3,642,734)		3,634,081

Total Investments in Securities (Cost $5,542,160)		5,677,698

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short Asset Portfolio	15,393,751	150,151
PIMCO Short-Term Floating NAV Portfolio III	7,138,385	69,449

Total Short-Term Instruments (Cost $222,676)		219,600

Total Investments in Affiliates (Cost $222,676)		219,600

Total Investments 127.3% (Cost $5,764,836)		$5,897,298
Financial Derivative Instruments (h)(j) 0.5%(Cost or Premiums, net $(1,858))		22,852
Other Assets and Liabilities, net (27.8)%		(1,286,271)

Net Assets 100.0%		$4,633,879

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Security did not produce income within the last twelve months.
(d)						Coupon represents a weighted average yield to maturity.
(e)						Zero coupon security.
(f)						Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/24/2024	07/02/2024	CAD	40,000	Canada Government Bond 3.750% due 05/01/2025		$(29,900)	$29,239	$29,265
	4.710	06/28/2024	07/02/2024		90,000	Canada Government Bond 4.000% due 09/01/2029		(67,400)	65,787	65,813
	4.710	06/26/2024	07/03/2024		20,000	Canada Government Bond 1.500% due 06/01/2031		(14,833)	14,619	14,628
BOS	5.420	06/28/2024	07/01/2024		$374,800	U.S. Treasury Notes 0.500% due 04/30/2027		(382,177)	374,800	374,969
BPS	5.390	06/28/2024	07/01/2024		991,200	U.S. Treasury Notes 3.500% - 3.875% due 04/30/2025 - 01/31/2028		(1,011,332)	991,200	991,645
	5.400	07/01/2024	07/02/2024		134,100	U.S. Treasury Note/Bond 0.875% due 11/15/2030		0	134,100	134,100
						U.S. Treasury Notes 0.875% due 11/15/2030		(137,038)
CEW	4.720	06/27/2024	07/05/2024	CAD	190,000	Province of Alberta 3.050% due 12/01/2048		(29,357)	138,884	138,956
						Province of British Columbia 2.800% due 06/18/2048		(94,909)
						Province of Ontario 3.500% due 06/02/2043		(16,457)
DEU	5.230	06/28/2024	07/01/2024		$9,000	U.S. Treasury Notes 1.125% due 08/31/2028		(9,184)	9,000	9,004
	5.350	06/28/2024	07/01/2024		174,600	U.S. Treasury Bonds 2.500% due 02/15/2046		(175,846)	174,600	174,678
	5.440	07/01/2024	07/02/2024		859,700	U.S. Treasury Bonds 1.875% - 3.750% due 02/15/2041 - 02/15/2046		(875,516)	859,700	859,700
FICC	2.600	06/28/2024	07/01/2024		2,801	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		(1,589)	2,801	2,802
						U.S. Treasury Notes 3.875% due 01/15/2026		(1,268)
JPS	5.340	03/14/2024	TBD(2)		167,850	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041		(165,948)	167,850	170,556
MEI	4.710	06/25/2024	07/03/2024	CAD	50,000	Canada Government Bond 1.500% due 12/01/2031		(36,958)	36,548	36,576
	4.710	06/27/2024	07/05/2024		50,000	Canada Government Bond 1.500% due 06/01/2031		(37,249)	36,548	36,567
	4.710	06/28/2024	07/08/2024		110,000	Canada Government Bond 2.000% due 06/01/2032		(38,495)	80,406	80,437
						Canada Housing Trust 1.600% due 12/15/2031		(43,481)
	5.380	10/24/2023	TBD(2)		$2,200	Barclays Bank PLC 4.337% due 01/23/2028		(2,455)	2,200	2,283
SOG	5.380	01/08/2024	TBD(2)		1,878	Teck Resources Ltd. 5.200% due 03/01/2042		(1,902)	1,878	1,927

Total Repurchase Agreements								$(3,173,294)	$3,120,160	$3,123,906

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA						3.500%	08/01/2054	$14,500	$(12,715)	$(12,837)

Total Short Sales (0.3)%									$(12,715)	$(12,837)

(1)						Includes accrued interest.
(2)						Open maturity repurchase agreement.
Cash of $1,174 has been pledged as collateral under the terms of master agreements as of June 30, 2024.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn September 2024 Futures	$450.000	08/23/2024	411	$2,055	$221	$110

Total Purchased Options					$221	$110

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Corn December 2024 Futures	$400.000	11/22/2024	324	$1,620	$(120)	$(231)
Call - CME Gold August 2024 Futures	2,450.000	07/25/2024	208	21	(358)	(123)
Call - CME Gold August 2024 Futures	2,500.000	07/25/2024	82	8	(114)	(22)
Call - CME Gold August 2024 Futures	2,550.000	07/25/2024	40	4	(35)	(6)
Call - CME Gold August 2024 Futures	2,600.000	07/25/2024	60	6	(33)	(5)
Call - CME Gold September 2024 Futures	2,500.000	08/27/2024	60	6	(101)	(82)
Call - CME Gold September 2024 Futures	2,550.000	08/27/2024	60	6	(56)	(51)
Call - CME Gold September 2024 Futures	2,600.000	08/27/2024	40	4	(21)	(21)
Call - NYMEX Crude Oil August 2024 Futures	83.000	07/17/2024	123	123	(162)	(139)
Call - NYMEX Crude Oil August 2024 Futures	84.000	07/17/2024	76	76	(96)	(63)
Call - NYMEX Crude Oil August 2024 Futures	85.000	07/17/2024	184	184	(169)	(112)
Call - NYMEX Crude Oil September 2024 Futures	81.000	08/15/2024	50	50	(52)	(132)
Call - NYMEX Crude Oil September 2024 Futures	83.000	08/15/2024	60	60	(59)	(110)
Call - NYMEX Crude Oil September 2024 Futures	84.000	08/15/2024	60	60	(71)	(92)
Call - NYMEX Crude Oil September 2024 Futures	85.000	08/15/2024	60	60	(71)	(76)
Call - NYMEX Crude Oil September 2024 Futures	86.000	08/15/2024	100	100	(118)	(106)
Put - NYMEX Natural Gas August 2024 Futures	2.250	07/26/2024	194	1,940	(63)	(70)
Put - NYMEX Natural Gas August 2024 Futures	2.400	07/26/2024	100	1,000	(45)	(75)
Put - NYMEX Natural Gas August 2024 Futures	2.500	07/26/2024	101	1,010	(84)	(113)
Put - NYMEX Natural Gas August 2024 Futures	2.550	07/26/2024	205	2,050	(208)	(276)
Put - NYMEX Natural Gas August 2024 Futures	2.600	07/26/2024	100	1,000	(90)	(160)
Put - NYMEX Natural Gas September 2024 Futures	2.200	08/27/2024	98	980	(47)	(78)
Put - NYMEX Natural Gas September 2024 Futures	2.350	08/27/2024	94	940	(58)	(117)
Put - NYMEX Natural Gas September 2024 Futures	2.400	08/27/2024	97	970	(102)	(139)
Put - NYMEX Natural Gas September 2024 Futures	2.450	08/27/2024	94	940	(79)	(153)
Put - NYMEX Natural Gas September 2024 Futures	2.500	08/27/2024	133	1,330	(199)	(246)
Put - NYMEX Natural Gas September 2024 Futures	2.550	08/27/2024	94	940	(105)	(196)
Put - NYMEX Natural Gas September 2024 Futures	2.600	08/27/2024	94	940	(118)	(220)

					$(2,834)	$(3,214)

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Dutch TTF Natural Gas August 2024 Futures	25.000	07/26/2024	18	$13	(46)	(1)
Put - EUREX Dutch TTF Natural Gas August 2024 Futures	29.000	07/26/2024	260	193	(210)	(50)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	40.000	07/26/2024	50	37	(99)	(26)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	45.000	07/26/2024	50	37	(73)	(11)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	47.000	07/26/2024	260	193	(215)	(43)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	60.000	07/26/2024	7	5	(12)	0
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	65.000	07/26/2024	6	4	(9)	0
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	70.000	07/26/2024	9	7	(31)	0
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	75.000	07/26/2024	18	13	(44)	0
Put - EUREX Dutch TTF Natural Gas September 2024 Futures	25.000	08/27/2024	18	13	(44)	(2)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	40.000	08/27/2024	50	36	(96)	(72)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	45.000	08/27/2024	50	36	(70)	(44)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	60.000	08/27/2024	7	5	(11)	(2)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	65.000	08/27/2024	6	4	(8)	(1)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	70.000	08/27/2024	9	6	(30)	(1)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	75.000	08/27/2024	18	13	(43)	(2)
Call - ICE Crude Oil October 2024 Futures	87.000	08/27/2024	60	60	(70)	(122)
Call - ICE Crude Oil October 2024 Futures	88.000	08/27/2024	60	60	(67)	(104)
Call - ICE Crude Oil October 2024 Futures	89.000	08/27/2024	120	120	(127)	(179)
Call - ICE Crude Oil October 2024 Futures	90.000	08/27/2024	70	70	(65)	(90)
Call - ICE Crude Oil October 2024 Futures	91.000	08/27/2024	60	60	(53)	(67)
Call - ICE Crude Oil September 2024 Futures	83.500	07/26/2024	55	55	(58)	(165)
Call - ICE Crude Oil September 2024 Futures	84.000	07/26/2024	55	55	(51)	(148)
Call - ICE Crude Oil September 2024 Futures	87.000	07/26/2024	87	87	(99)	(120)
Call - ICE Crude Oil September 2024 Futures	88.000	07/26/2024	60	60	(60)	(65)
Call - ICE Crude Oil September 2024 Futures	89.000	07/26/2024	36	36	(39)	(32)
Call - ICE Crude Oil September 2024 Futures	90.000	07/26/2024	70	70	(67)	(50)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Put - ICE Put Options Strike @ USD 35.000 on California Carbon Allowance December 2024 Futures	35.000	12/16/2024	97	97	(209)	(223)

$(2,006)	$(1,620)

Total Written Options	$(4,840)	$(4,834)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2024	90	$7,577	$153	$10	$0
Arabica Coffee September Futures	09/2024	151	12,843	(96)	26	0
Brent Crude April Futures	02/2025	460	37,228	422	0	(138)
Brent Crude February Futures	12/2024	448	36,660	1,145	0	(134)
Brent Crude January Futures	11/2024	372	30,627	(32)	0	(115)
Brent Crude June Futures	04/2025	29	2,323	2	0	(8)
Brent Crude March Futures	01/2025	431	35,066	1,005	0	(129)
Brent Crude September Futures	07/2024	738	62,730	805	0	(192)
California Carbon Allowance December Futures	12/2024	1,200	45,420	(811)	120	0
California Carbon Allowance December Futures	12/2025	2,206	89,144	(818)	265	0
Cocoa December Futures	12/2024	439	28,934	(5,101)	1,567	0
Cocoa March Futures	03/2025	5	297	(27)	15	0
Copper August Futures	08/2024	15	3,580	4	4	0
Copper July Futures	07/2024	35	8,303	(656)	0	(656)
Copper Septmeber Futures	09/2024	11	2,638	19	19	0
European Climate Exchange December Futures	12/2024	100	7,226	48	86	(28)
Gas Oil December Futures	12/2024	358	27,664	833	0	(170)
Gas Oil October Futures	10/2024	56	4,393	66	0	(32)
Gold 100 oz. December Futures	12/2024	14	3,340	(10)	5	0
Gold 100 oz. October Futures	10/2024	22	5,198	2	7	0
Hard Red Winter Wheat December Futures	12/2024	839	25,306	(3,697)	0	(346)
Hard Red Winter Wheat March Futures	03/2025	20	617	(71)	0	(7)
Hard Red Winter Wheat September Futures	09/2024	162	4,749	(578)	0	(85)
Iron Ore August Futures	08/2024	825	8,774	(51)	78	0
Iron Ore September Futures	09/2024	1,083	11,482	(970)	97	0
Live Cattle October Futures	10/2024	211	15,603	145	0	(74)
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2024	15	316	(44)	0	(9)
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2024	15	305	(55)	0	(11)
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2024	15	327	(33)	0	(8)
Natural Gas August Futures	07/2024	28	769	(12)	16	(8)
Natural Gas December Futures	11/2024	31	1,103	(21)	0	(13)
Natural Gas February Futures	01/2025	67	2,454	(98)	0	(26)
Natural Gas March Futures	02/2025	1,161	37,779	(754)	0	(313)
Natural Gas November Futures	10/2024	965	29,732	(968)	0	(579)
Natural Gas October Futures	09/2024	965	25,978	(2,041)	0	(513)
Nickel September Futures	09/2024	61	6,322	(809)	0	(809)
Platinum October Futures	10/2024	8	406	(18)	3	0
Silver July Futures	07/2024	69	10,087	99	110	0
Soybean Meal December Futures	12/2024	1,145	38,415	(3,747)	0	(344)
Soybean November Futures	11/2024	383	21,142	(1,716)	0	(14)
U.S. Treasury 5-Year Note September Futures	09/2024	345	36,769	174	0	(38)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	96	10,899	73	0	(47)
United Kingdom Long Gilt September Futures	09/2024	1	123	0	0	(1)
Wheat July Futures	07/2025	169	5,309	(148)	0	(19)
WTI Crude December Futures	11/2024	736	57,658	2,349	0	(191)
WTI Crude February Futures	01/2025	816	62,971	2,174	0	(228)
WTI Crude January Futures	12/2024	802	62,347	922	0	(217)
WTI Crude March Futures	02/2025	1,145	87,764	3,065	0	(321)
WTI Crude September Futures	08/2025	320	23,677	378	0	(74)

$(9,499)	$2,428	$(5,897)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2024	105	$(6,624)	$197	$220	$(23)
Brent Crude August Futures	06/2025	230	(18,255)	(339)	67	0
Brent Crude December Futures	10/2024	1,264	(104,773)	(1,816)	367	0
Brent Crude December Futures	10/2025	87	(6,778)	(62)	23	0
Brent Crude July Futures	05/2025	200	(15,950)	(441)	58	0
Brent Crude May Futures	03/2025	186	(14,977)	14	54	0
Brent Crude November Futures	09/2024	200	(16,700)	(572)	54	0
Brent Crude October Futures	08/2024	136	(11,450)	(385)	34	0
Brent Crude September Futures	07/2025	144	(11,375)	(71)	40	0
Cocoa September Futures	09/2024	383	(29,610)	6,424	0	(1,754)
Copper September Futures	09/2024	2	(220)	0	0	(2)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Corn December Futures	12/2024	111	(2,335)	242	72	0
Corn December Futures	12/2025	82	(1,868)	44	12	0
Corn September Futures	09/2024	1,917	(39,059)	6,161	1,438	0
Cotton No. 2 December Futures	12/2024	464	(16,864)	997	438	0
Gas Oil January Futures	01/2025	56	(4,312)	(124)	24	0
Gas Oil June Futures	06/2025	212	(15,969)	(382)	58	0
Gas Oil November Futures	11/2024	168	(13,096)	(386)	84	0
Globex Natural Gas August Futures	07/2024	105	(2,731)	76	60	0
Globex Natural Gas September Futures	08/2024	70	(1,819)	53	28	0
Gold 100 oz. August Futures	08/2024	2,018	(472,131)	2,800	0	(605)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2024	15	(334)	61	9	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2024	15	(321)	74	13	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2024	15	(346)	49	9	0
Lead September Futures	09/2024	153	(8,526)	182	231	(49)
Lean Hogs October Futures	10/2024	423	(12,813)	151	0	(169)
Natural Gas April Futures	03/2025	152	(4,592)	(72)	11	0
Natural Gas August Futures	07/2024	190	(4,942)	567	160	0
Natural Gas January Futures	12/2024	1,937	(74,071)	2,651	755	0
Natural Gas September Futures	08/2024	17	(464)	6	4	(9)
Natural Gas September Futures	08/2024	1,213	(31,514)	3,857	916	0
New York Harbor December Futures	11/2024	28	(3,001)	(135)	23	0
New York Harbor September Futures	08/2024	13	(1,392)	0	0	0
Palladium September Futures	09/2024	44	(4,303)	(159)	0	(222)
RBOB Gasoline December Futures	11/2024	4	(367)	(28)	3	0
RBOB Gasoline September Futures	08/2024	13	(1,349)	0	0	0
Robusta Coffee September Futures	09/2024	482	(19,333)	(139)	173	0
Silver September Futures	09/2024	478	(70,648)	(47)	0	(727)
Soybean January Futures	01/2025	55	(3,075)	96	0	(1)
Soybean Meal January Futures	01/2025	201	(6,766)	304	48	0
Soybean November Futures	11/2025	62	(3,415)	13	3	(9)
Soybean Oil December Futures	12/2024	137	(3,600)	179	0	(19)
Soybean Oil January Futures	01/2025	268	(7,045)	93	0	(39)
Sugar No. 11 March Futures	02/2025	144	(3,321)	(280)	0	(23)
U.S. Treasury 10-Year Note September Futures	09/2024	1,332	(146,499)	399	354	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	262	(32,840)	(370)	434	0
UK Natural Gas September Futures	08/2024	5	(163)	2	2	(4)
Wheat December Futures	12/2024	982	(29,313)	2,750	221	0
Wheat March Futures	03/2025	20	(616)	55	3	0
Wheat September Futures	09/2024	274	(7,857)	1,451	82	0
WTI Crude April Futures	03/2025	196	(14,925)	(847)	57	0
WTI Crude August Futures	07/2024	86	(7,012)	(417)	17	0
WTI Crude December Futures	11/2025	104	(7,589)	(132)	24	0
WTI Crude July Futures	06/2025	383	(28,652)	(887)	96	0
WTI Crude June Futures	05/2025	384	(28,900)	(1,091)	100	0
WTI Crude May Futures	04/2025	401	(30,356)	(511)	108	0
WTI Crude November Futures	10/2024	383	(30,257)	(877)	96	0
WTI Crude October Futures	09/2024	408	(32,542)	(1,368)	90	0
WTI Crude September Futures	08/2024	1,143	(92,172)	(2,454)	210	(1)
Zinc September Futures	09/2024	16	(1,174)	(65)	0	(64)

$15,491	$7,383	$(3,720)

Total Futures Contracts	$5,992	$9,811	$(9,617)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Verizon Communications, Inc.	1.000%	Quarterly	12/20/2024	0.236%	$600	$2	$1	$3	$0	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	$15,700	1,199	(100)	1,099	9	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(6,674)	(4,509)	0	(70)

$3,364	$(6,773)	$(3,409)	$9	$(70)

Total Swap Agreements	$3,366	$(6,772)	$(3,406)	$9	$(70)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

(i)						Securities with an aggregate market value of $69,115 and cash of $9,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)						Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						Unsettled variation margin asset of $27 and liability of $(407) for closed futures is outstanding at period end.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024		$328	NZD	535	$0	$(2)
	08/2024	NZD	535		$327	2	0
BOA	08/2024	JPY	9,900,000		64,437	2,455	0
BPS	07/2024	CAD	98,786		72,167	4	(45)
	07/2024	GBP	43,698		55,820	582	0
	07/2024	JPY	6,400,000		43,009	3,145	0
	07/2024		$3,318	CAD	4,544	6	(2)
	07/2024		16,297	GBP	12,758	0	(170)
BRC	07/2024	CAD	439		$319	0	(2)
	07/2024		$10,317	CAD	14,119	5	(2)
	07/2024		45	DKK	311	0	(1)
	09/2024	MXN	547		$29	0	0
CBK	07/2024	BRL	24,139		4,342	24	0
	07/2024	CAD	211,209		154,305	49	(138)
	07/2024	EUR	472		506	1	0
	07/2024		$4,430	BRL	24,139	0	(112)
	08/2024	BRL	24,220		$4,430	113	0
DUB	07/2024	CAD	1,700		1,238	0	(4)
	08/2024	BRL	1,454		283	23	0
FAR	07/2024	CAD	120,124		87,682	0	(131)
	07/2024	EUR	207,157		225,625	3,771	0
	07/2024	NZD	2,342		1,443	16	0
	07/2024		$627	NZD	1,028	0	(1)
	08/2024	NZD	1,028		$627	1	0
GLM	07/2024	BRL	151,700		28,352	1,215	0
	07/2024		$28,074	BRL	151,700	0	(937)
	10/2024	BRL	29,900		$5,882	588	0
	04/2025		163,400		29,325	992	0
	04/2025	DKK	51,300		7,584	98	0
JPM	07/2024	BRL	121,957		23,976	2,160	0
	07/2024	DKK	469		67	0	0
	07/2024	EUR	108		116	0	0
	07/2024		$21,995	BRL	121,957	0	(178)
	08/2024		67	DKK	469	0	0
	09/2024		4,228	BRL	23,108	0	(123)
	04/2025	BRL	3,700		$658	17	0
MBC	07/2024	CAD	117,496		85,831	25	(91)
	07/2024		$2,473	CAD	3,386	2	0
	08/2024	CAD	3,383		$2,473	0	(2)
MYI	07/2024	DKK	322		46	0	0
	08/2024		$46	DKK	322	0	0
	09/2024	JPY	6,310,000		$40,211	491	0
	10/2024	BRL	16,500		3,263	342	0
	04/2025	DKK	104,100		15,369	178	0
NGF	07/2024	CAD	1,082		788	0	(3)
RBC	07/2024	GBP	12,758		16,178	51	0
	07/2024		$55,413	GBP	43,698	0	(175)
	08/2024	GBP	43,698		$55,423	174	0
	08/2024		$16,181	GBP	12,758	0	(51)
RYL	09/2024	JPY	12,410,000		$80,177	2,141	0
SCX	07/2024		$222,609	EUR	207,737	0	(133)
	08/2024	EUR	194,200		$208,372	90	0
SSB	07/2024	CAD	300		220	1	0
	09/2024	JPY	11,830,000		76,316	2,083	0
TOR	07/2024	CAD	2,100		1,535	1	(1)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024			$477		NZD	779		0	(3)
	08/2024		NZD	779		$477			3	0
UAG	07/2024		CAD	20,018		14,664			31	0
	07/2024			$70		DKK	481		0	(1)
	04/2025		DKK	49,500		$7,302			79	0

Total Forward Foreign Currency Contracts									$20,959	$(2,308)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description		Initial Index	Floating Rate			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

GLM	Cap - OTC CPALEMU		100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0			06/22/2035	10,900	$(496)		$(386)

Total Written Options									$(496)		$(386)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity		Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	NAPGASFO		$9.750	Maturity	12/31/2024	153,000	$(156)	$193	$37	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$2,131	$(96)	$95	$0	$(1)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/18/2025	$34,560	$0	$(21)	$0	$(21)
	Receive	CSIXTR Index	69,673	5.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	486,994	0	(146)	0	(146)
CIB	Receive	CSIXTR Index	38,930	5.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	272,110	0	(82)	0	(82)
	Receive	PIMCODB Index	404,359	0.000%	Monthly	02/18/2025	81,112	0	379	379	0
GST	Receive	BCOMF1NTC Index	198,480	5.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	67,210	0	(209)	0	(209)
	Receive	BCOMF1TC Index	44,060	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	16,877	0	(168)	0	(168)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/18/2025	35,664	0	2,781	2,781	0
	Receive	CSIXTR Index	65,120	5.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	455,175	0	(133)	0	(133)
	Pay	SPGCINP	48,437	(0.070)%	Monthly	02/18/2025	10,518	0	(31)	0	(31)
JPM	Receive	JMABFNJ2 Index	90,193	0.000%	Monthly	12/31/2024	9,520	0	0	0	0
	Pay	BCOMTR Index	2,100,289	5.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	503,760	0	4,670	4,670	0
	Receive	BCOMF1TC Index	2,442,024	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	489,222	0	(4,859)	0	(4,859)
	Receive	CSIXTR Index	61,753	5.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	431,639	0	(128)	0	(128)
	Receive	JMABNIC5 Index	704,592	0.000%	Monthly	02/18/2025	130,627	0	264	264	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/18/2025	1,051	0	2	2	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

MAC	Receive	PIMCODBU Index	4,500	0.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/16/2024	752	0	4	4	0
	Receive	CSIXTR Index	14,194	5.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	99,214	0	(29)	0	(29)
	Receive	PIMCODB Index	1,238,131	0.000%	Monthly	02/18/2025	238,407	0	965	965	0
MEI	Receive	BCOMCT3 Index	102,320	0.100%	Monthly	02/18/2025	8,182	0	105	105	0
	Receive	CSIXTR Index	130,513	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	912,252	143	(489)	0	(346)
RBC	Receive	CSIXTR Index	58,058	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	405,813	0	(117)	0	(117)
SOG	Receive	CSIXTR Index	80,865	5.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	565,227	0	(167)	0	(167)
UAG	Receive	CSIXTR Index	75,986	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	531,121	0	(150)	0	(150)

								$143	$2,441	$9,170	$(6,586)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)		6.970%	Maturity	08/02/2024	$4,105	$0	$214	$214	$0
	Pay	GOLDLNPM Index(6)		4.080	Maturity	10/16/2025	70,058	0	967	967	0
	Pay	GOLDLNPM Index(6)		4.203	Maturity	10/22/2025	13,557	0	202	202	0
	Pay	GOLDLNPM Index(6)		6.325	Maturity	04/10/2026	162,405	0	5,555	5,555	0

								$0	$6,938	$6,938	$0

Total Swap Agreements								$(109)	$9,667	$16,145	$(6,587)

(k)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)							Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$313,433	$0		$313,433
Industrials						0	13,814	0		13,814
Utilities						0	4,525	0		4,525
U.S. Government Agencies						0	264,527	0		264,527
U.S. Treasury Obligations						0	162,809	0		162,809
Non-Agency Mortgage-Backed Securities						0	151,589	915		152,504
Asset-Backed Securities						2,000	564,464	399		566,863
Sovereign Issues						0	37,418	0		37,418
Common Stocks
Financials						219	0	0		219
Commodities						0	527,505	0		527,505
Short-Term Instruments
Commercial Paper						2,590	59,629	0		62,219
Repurchase Agreements						0	3,120,160	0		3,120,160

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Short-Term Notes	0	65	0	65
Japan Treasury Bills	0	291,183	0	291,183
U.S. Treasury Bills	0	160,454	0	160,454

	$4,809	$5,671,575	$1,314	$5,677,698
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$219,600	$0	$0	$219,600

Total Investments	$224,409	$5,671,575	$1,314	$5,897,298

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,837)	$0	$(12,837)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,133	797	0	9,930
Over the counter	0	37,104	0	37,104

	$9,133	$37,901	$0	$47,034
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,366)	(155)	0	(14,521)
Over the counter	0	(9,281)	0	(9,281)

	$(14,366)	$(9,436)	$0	$(23,802)

Total Financial Derivative Instruments	$(5,233)	$28,465	$0	$23,232

Totals	$219,176	$5,687,203	$1,314	$5,907,693

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

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Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.7% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$479
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	6	1
1.500% due 10/01/2053		4,293	469
2.000% due 10/01/2053		10,281	1,200
2.500% due 10/01/2047		10	1
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		81	9
1.500% due 10/01/2053		17,570	1,931
2.000% due 10/01/2053		5,095	595
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
1.000% due 10/01/2053		19	2
1.500% due 10/01/2052		49,485	5,648
1.500% due 10/01/2053		1,495	146
2.000% due 10/01/2053		19	2
2.500% due 10/01/2047		9	1
Realkredit Danmark AS
2.000% due 10/01/2053		4,295	463
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	400	397
4.923% due 01/16/2026 ~		400	430
6.373% due 07/15/2026 •		$250	251
7.750% due 03/01/2029 •	EUR	400	484

			12,510

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$900	864

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		200	198

Total Corporate Bonds & Notes (Cost $17,032)			13,572

U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
5.895% due 02/25/2037 •		230	227
6.165% due 03/25/2036 •		34	33
Freddie Mac
6.300% due 01/01/2034 •		34	34
7.036% due 06/01/2033 •		39	39
Ginnie Mae 6.246% due 08/20/2068 •		4,688	4,631
Ginnie Mae, TBA 3.500% due 08/01/2054		144,900	130,195
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		953	899
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		200,889	183,931
4.500% due 07/01/2054 - 08/01/2054		182,900	172,471
5.500% due 08/01/2054		21,700	21,401
6.000% due 08/01/2054		128,300	128,616
6.500% due 08/01/2054		38,300	38,961

Total U.S. Government Agencies (Cost $684,268)			681,438

U.S. TREASURY OBLIGATIONS 87.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025		182,060	177,112
0.125% due 10/15/2025 (h)		522,814	505,679
0.125% due 04/15/2026		193,866	185,227
0.125% due 07/15/2026 (h)		72,759	69,565
0.125% due 10/15/2026		830,123	790,275
0.125% due 04/15/2027 (h)(j)		5,996	5,643
0.125% due 01/15/2030		114,786	103,345

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

0.125% due 07/15/2030	82,109	73,498
0.125% due 01/15/2031	77,438	68,382
0.125% due 07/15/2031 (j)	3,486	3,062
0.125% due 01/15/2032	11,875	10,286
0.250% due 07/15/2029	16,567	15,217
0.250% due 02/15/2050 (j)	610	373
0.375% due 07/15/2025	123,916	120,815
0.375% due 07/15/2025 (h)	44,023	42,922
0.375% due 01/15/2027	166,904	158,677
0.375% due 07/15/2027	64,081	60,824
0.500% due 01/15/2028	437,598	412,446
0.625% due 01/15/2026 (h)	128,352	124,192
0.625% due 07/15/2032	37,010	33,202
0.625% due 02/15/2043 (j)	573	431
0.750% due 07/15/2028	166,960	158,697
0.750% due 02/15/2042 (j)	4,995	3,906
0.750% due 02/15/2045 (j)	1,331	998
0.875% due 01/15/2029	160,291	151,895
0.875% due 02/15/2047 (j)	649	488
1.000% due 02/15/2046	8,600	6,718
1.125% due 01/15/2033	14,103	13,055
1.250% due 04/15/2028	120,930	116,824
1.375% due 07/15/2033	33,652	31,792
1.375% due 02/15/2044	11,676	10,017
1.625% due 10/15/2027	305,117	300,209
1.750% due 01/15/2028 (h)	59,753	58,818
2.125% due 04/15/2029	153,557	153,783
2.125% due 02/15/2040	3,916	3,880
2.125% due 02/15/2041	3,328	3,303
2.125% due 02/15/2054	13,178	12,826
2.375% due 10/15/2028	174,618	176,948
2.500% due 01/15/2029 (h)	54,042	55,005
3.875% due 04/15/2029	15,544	16,795

Total U.S. Treasury Obligations (Cost $4,381,976)		4,237,130

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust
5.600% due 09/25/2035 ~	213	181
5.604% due 10/25/2035 ~	105	98
Alliance Bancorp Trust 5.940% due 07/25/2037 •	1,482	1,236
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •	79	64
6.073% due 11/25/2046 •	4,604	1,147
BAMLL Commercial Mortgage Securities Trust 6.493% due 09/15/2038 •	3,100	2,943
Banc of America Funding Trust
4.347% due 01/20/2047 ~	3,021	2,496
4.788% due 05/20/2036 «~	100	83
5.020% due 01/20/2047 ~	62	52
5.558% due 05/25/2035 ~	10	9
6.033% due 05/20/2035 •	56	49
Banc of America Mortgage Trust
5.073% due 11/25/2035 «~	111	96
5.546% due 07/25/2035 ~	110	100
BCAP LLC Trust
4.502% due 04/26/2036 ~	495	418
5.800% due 01/25/2037 •	514	450
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~	83	73
4.912% due 07/25/2036 ~	282	236
6.228% due 10/25/2035 ~	160	151
6.640% due 05/25/2033 «~	9	8
8.250% due 07/25/2034 «~	20	18
Bear Stearns ALT-A Trust
4.321% due 09/25/2047 ~	2,597	1,254
4.984% due 09/25/2035 ~	147	85
5.780% due 02/25/2034 •	224	205
6.197% due 09/25/2034 «~	64	58
Beast Mortgage Trust 6.629% due 02/15/2037 •	2,200	1,948
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~	297	230
4.642% due 12/25/2035 ~	80	74
4.675% due 03/25/2037 ~	425	390
CIM Trust
1.951% due 06/25/2057 ~	2,518	2,259
6.450% due 02/25/2049 •	88	86
Citigroup Mortgage Loan Trust
4.186% due 12/25/2035 ~	189	115
6.830% due 09/25/2035 «•	8	8
7.410% due 05/25/2035 «•	23	22
7.860% due 03/25/2036 •	21	19
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	132	109

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Countrywide Alternative Loan Trust
4.625% due 11/25/2035 ~		131	115
5.000% due 07/25/2035		664	361
5.500% due 07/25/2035 «		95	66
5.633% due 02/20/2047 •		2,293	1,759
5.648% due 12/20/2046 •		175	150
5.820% due 05/25/2047 •		746	676
5.880% due 07/25/2046 •		65	56
6.000% due 03/25/2037		180	64
6.153% due 12/25/2035 •		180	146
6.444% due 03/25/2037 •		179	94
6.500% due 08/25/2032 «		19	18
Countrywide Home Loan Mortgage Pass-Through Trust
3.681% due 10/20/2035 «~		6	5
4.425% due 09/25/2047 ~		216	186
5.500% due 11/25/2035		53	29
5.500% due 04/25/2038 «		72	68
6.000% due 04/25/2036		264	127
6.100% due 03/25/2035 •		24	22
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.532% due 10/26/2036 ~		272	228
5.610% due 09/29/2036 •		777	756
6.421% due 10/25/2037 ~		1,304	767
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035		188	153
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.560% due 10/25/2036 «•		47	37
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		1,609	627
Great Hall Mortgages PLC 5.483% due 03/18/2039 •	GBP	13	16
GSR Mortgage Loan Trust
4.455% due 11/25/2035 ~		$414	335
4.968% due 11/25/2035 ~		155	80
5.055% due 11/25/2035 «~		68	63
HarborView Mortgage Loan Trust
5.833% due 09/19/2037 •		45	37
5.893% due 05/19/2035 •		264	245
5.953% due 01/19/2036 •		930	565
6.035% due 08/19/2036 «~		19	18
IndyMac IMSC Mortgage Loan Trust 5.820% due 07/25/2047 •		1,118	724
IndyMac INDX Mortgage Loan Trust
3.979% due 09/25/2035 ~		144	114
4.770% due 06/25/2035 «~		49	43
5.149% due 10/25/2034 ~		219	205
5.840% due 09/25/2046 •		2,102	1,765
5.860% due 11/25/2046 •		222	198
6.020% due 07/25/2035 •		160	112
JP Morgan Alternative Loan Trust 5.920% due 12/25/2036 •		2,294	2,013
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •		286	258
JP Morgan Mortgage Trust
4.150% due 07/27/2037 ~		148	133
4.987% due 11/25/2035 ~		92	73
5.093% due 08/25/2036 ~		65	50
5.601% due 07/25/2035 ~		37	35
5.824% due 06/25/2036 ~		346	241
6.070% due 06/25/2035 «~		14	14
Luminent Mortgage Trust 5.860% due 10/25/2046 •		343	297
MASTR Adjustable Rate Mortgages Trust 5.940% due 05/25/2037 •		243	99
Merrill Lynch Alternative Note Asset Trust
4.778% due 06/25/2037 ~		212	102
6.060% due 03/25/2037 •		619	150
Merrill Lynch Mortgage Investors Trust
4.340% due 05/25/2034 «~		75	63
4.902% due 09/25/2035 ~		61	48
5.226% due 06/25/2035 ~		109	102
5.671% due 05/25/2036 «~		5	5
Merrill Lynch Mortgage-Backed Securities Trust 4.209% due 04/25/2037 ~		588	491
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		496	467
4.500% due 05/25/2058 ~		61	58
Residential Accredit Loans, Inc. Trust
0.000% due 02/25/2036 ~		247	204
4.233% due 08/25/2035 ~		391	148
5.760% due 08/25/2035 •		414	302
5.840% due 12/25/2036 •		685	583
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		723	449
6.500% due 09/25/2036		640	222
6.500% due 06/25/2037		11,843	2,509

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust
5.322% due 09/25/2035 ~		832	534
6.000% due 06/25/2037		419	315
6.500% due 03/25/2032 «		168	158
Sequoia Mortgage Trust
4.898% due 01/20/2047 ~		240	166
6.153% due 10/19/2026 «•		7	6
Structured Adjustable Rate Mortgage Loan Trust
5.269% due 02/25/2036 ~		188	97
5.780% due 10/25/2035 •		377	344
Structured Asset Mortgage Investments Trust
5.840% due 06/25/2036 •		71	68
5.880% due 04/25/2036 •		6	5
5.900% due 05/25/2046 •		2,475	843
5.953% due 07/19/2035 •		429	399
Towd Point Mortgage Trust 6.460% due 05/25/2058 •		3,395	3,476
Wachovia Mortgage Loan Trust LLC 3.892% due 08/20/2035 ~		70	63
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/25/2037 ~		83	68
4.246% due 08/25/2036 ~		52	45
4.372% due 12/25/2046 •		417	344
4.422% due 09/25/2036 ~		549	448
5.850% due 09/25/2033 «~		21	19
5.893% due 01/25/2047 •		938	811
6.133% due 06/25/2046 •		73	64
6.153% due 08/25/2046 •		177	162
6.353% due 11/25/2042 •		42	39
6.653% due 11/25/2046 •		438	380
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		105	82
Wells Fargo Mortgage-Backed Securities Trust
6.170% due 04/25/2036 ~		179	166
6.478% due 10/25/2036 ~		4	3

Total Non-Agency Mortgage-Backed Securities (Cost $57,705)			46,021

ASSET-BACKED SECURITIES 10.4%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		3,152	3,154
ABFC Trust 5.740% due 10/25/2036 •		3,178	2,904
ACAS CLO Ltd. 6.479% due 10/18/2028 •		1,127	1,128
ACE Securities Corp. Home Equity Loan Trust 5.580% due 10/25/2036 •		18	7
Adagio CLO DAC 4.626% due 10/15/2031 •	EUR	2,428	2,588
Allegro CLO Ltd. 6.557% due 10/16/2031 •		$2,350	2,351
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •		2,900	2,904
Apidos CLO
6.489% due 07/18/2029 •		428	429
6.509% due 07/17/2030 •		246	246
Aqueduct European CLO DAC 4.537% due 07/20/2030 •	EUR	3,335	3,575
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		$20,250	20,165
Ares European CLO DAC
4.516% due 04/15/2030 •	EUR	1,412	1,511
4.686% due 10/15/2031 •		1,778	1,906
4.747% due 04/20/2032 •		5,200	5,573
Argent Securities Trust
5.760% due 07/25/2036 •		$4,158	3,576
5.780% due 05/25/2036 •		2,366	570
Armada Euro CLO DAC 4.626% due 07/15/2031 •	EUR	5,729	6,132
Atlas Senior Loan Fund Ltd.
6.666% due 04/22/2031 •		$2,624	2,625
6.680% due 01/15/2031 •		254	254
Avoca CLO DAC 4.722% due 01/12/2031 •	EUR	1,810	1,942
Bain Capital Euro CLO DAC 4.637% due 01/20/2032 •		6,310	6,728
Bear Stearns Asset-Backed Securities Trust 6.410% due 10/25/2037 •		$1,444	1,355
Benefit Street Partners CLO Ltd. 6.670% due 07/15/2032 •		2,150	2,153
BlueMountain Fuji EUR CLO DAC 4.626% due 01/15/2031 •	EUR	11,016	11,787
BPCRE Ltd. 7.732% due 01/16/2037 •		$3,055	3,051
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	3,096	3,303

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Carbone CLO Ltd. 6.726% due 01/20/2031 •		$2,002	2,004
Carlyle Euro CLO DAC
4.458% due 08/15/2030 •	EUR	351	376
4.606% due 01/15/2031 •		8,091	8,677
Carlyle Global Market Strategies CLO Ltd. 6.666% due 04/22/2032 •		$1,500	1,502
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031	EUR	5,658	6,032
CBAM Ltd.
6.706% due 04/20/2032 •		$1,600	1,602
6.836% due 07/20/2030 •		1,647	1,648
Cedar Funding CLO Ltd. 6.679% due 07/17/2031 •		2,120	2,122
Cent CLO Ltd. 6.556% due 07/27/2030 •		986	987
CIFC Funding Ltd.
6.536% due 04/20/2030 •		218	218
6.779% due 10/17/2031 •		1,748	1,749
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		3,906	3,911
Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •		38	27
5.640% due 03/25/2037 •		8,935	7,366
5.810% due 03/25/2037 •		5,576	4,596
5.920% due 12/25/2036 •		924	616
5.955% due 10/25/2036 •		7,400	7,153
6.160% due 11/25/2046 •		11,000	8,811
6.165% due 03/25/2037 •		3,200	2,971
Countrywide Asset-Backed Certificates Trust
4.362% due 11/25/2034 •		7,502	6,292
5.600% due 07/25/2037 •		2,701	2,443
5.660% due 09/25/2037 •		1,423	1,249
5.960% due 03/25/2037 •		4,585	4,368
Crestline Denali CLO Ltd.
6.706% due 01/20/2030 •		135	135
6.728% due 10/23/2031 •		7,900	7,908
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	2,919	3,120
4.556% due 10/15/2031 •		8,383	8,966
Dryden CLO Ltd.
6.567% due 01/17/2033 •		$1,850	1,851
6.594% due 05/15/2031 •		1,482	1,482
Dryden Euro CLO DAC 4.578% due 05/15/2032	EUR	2,054	2,197
Dryden Senior Loan Fund 6.490% due 04/15/2029 •		$2,717	2,719
Elevation CLO Ltd. 6.535% due 10/25/2030 •		522	523
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	5,938	6,320
Fremont Home Loan Trust 5.730% due 10/25/2036 •		$457	400
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		2,597	2,599
Greywolf CLO Ltd. 6.745% due 01/27/2031 •		818	819
GSAA Home Equity Trust 6.060% due 03/25/2037 •		507	193
GSAMP Trust
5.830% due 03/25/2047 •		2,500	1,950
5.980% due 02/25/2046 •		1,616	1,480
6.435% due 03/25/2035 •		1,047	972
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		2,000	2,002
Harvest CLO DAC
4.546% due 10/15/2031 •	EUR	7,671	8,177
4.577% due 10/20/2031 •		4,541	4,856
4.696% due 11/18/2030 •		3,357	3,600
Home Equity Asset Trust 6.135% due 02/25/2036 •		$2,097	2,021
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •		1,556	1,156
HSI Asset Securitization Corp. Trust
5.760% due 07/25/2036 •		6,996	3,037
6.000% due 02/25/2036 •		987	965
ICG U.S. CLO Ltd. 6.666% due 07/22/2031 •		4,025	4,032
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		3,837	1,212
Invesco Euro CLO DAC 4.826% due 07/15/2032 •	EUR	1,200	1,287
JP Morgan Mortgage Acquisition Trust
4.359% due 07/25/2036 •		$12,258	5,182
5.670% due 10/25/2036 •		60	59
5.740% due 06/25/2037 •		4,500	3,799

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Jubilee CLO DAC 4.556% due 04/15/2031 •	EUR	800	853
KKR CLO Ltd.
6.529% due 07/18/2030 •		$1,969	1,972
6.540% due 07/15/2030 •		1,281	1,282
Laurelin DAC 4.617% due 10/20/2031	EUR	2,766	2,966
LCM LP 6.720% due 10/15/2031 •		$2,816	2,818
LCM Ltd.
6.656% due 01/20/2031 •		1,516	1,518
6.660% due 04/15/2031 •		1,900	1,900
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		2,091	1,878
Lehman XS Trust
4.857% due 06/25/2036 þ		2,603	2,421
5.780% due 05/25/2036 •		1,022	871
LoanCore Issuer Ltd. 6.883% due 01/17/2037 •		7,475	7,487
Madison Park Euro Funding DAC 4.656% due 01/15/2032 •	EUR	4,495	4,799
Madison Park Funding Ltd.
6.556% due 07/27/2031 •		$2,060	2,061
6.576% due 04/20/2032 •		1,850	1,854
Man GLG Euro CLO DAC 4.409% due 12/15/2031 •	EUR	4,660	4,989
Marble Point CLO Ltd. 6.630% due 10/15/2030 •		$2,568	2,570
MASTR Asset-Backed Securities Trust 5.760% due 10/25/2036 •		1,465	481
MASTR Specialized Loan Trust 6.200% due 01/25/2037 •		18,800	7,616
MF1 Ltd. 7.143% due 11/15/2035 •		1,386	1,385
MidOcean Credit CLO 6.616% due 01/29/2030 •		37	37
Morgan Stanley ABS Capital, Inc. Trust 5.520% due 05/25/2037 •		346	303
Morgan Stanley Mortgage Loan Trust
6.180% due 04/25/2037 •		579	153
6.410% due 11/25/2036 þ		1,472	327
Mountain View CLO Ltd. 6.710% due 07/15/2031 •		3,513	3,517
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •		2,950	2,954
New Century Home Equity Loan Trust 6.225% due 02/25/2035 •		1,168	1,124
NovaStar Mortgage Funding Trust
5.800% due 11/25/2036 •		7,881	2,369
6.165% due 01/25/2036 •		706	699
OAK Hill European Credit Partners DAC
4.627% due 01/20/2032 •	EUR	2,176	2,330
4.637% due 10/20/2031		3,386	3,616
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		$2,200	2,203
OCP CLO Ltd. 6.706% due 07/20/2029 •		3,342	3,346
OCP Euro CLO DAC
4.726% due 01/15/2032 •	EUR	11,430	12,242
4.777% due 09/22/2034 •		9,700	10,351
OZLM Ltd.
6.525% due 10/20/2031 •		$412	413
6.746% due 07/20/2032 •		3,700	3,703
6.841% due 10/30/2030 •		491	492
Palmer Square European Loan Funding DAC
4.626% due 10/15/2031 •	EUR	7,057	7,519
4.686% due 04/15/2031 •		4,924	5,276
Palmer Square Loan Funding Ltd. 6.390% due 10/15/2029 •		$370	370
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.485% due 12/25/2034 •		3,100	2,912
Popular ABS Mortgage Pass-Through Trust
5.770% due 06/25/2047 •		2,068	1,898
6.330% due 02/25/2036 •		4,300	3,974
Rad CLO Ltd. 6.705% due 07/24/2032 •		1,400	1,402
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		13,276	5,515
Residential Asset Securities Corp. Trust
5.760% due 09/25/2036 •		8,703	8,033
5.940% due 08/25/2036 •		624	571
Saranac CLO Ltd. 6.748% due 08/13/2031 •		2,070	2,077
Securitized Asset-Backed Receivables LLC Trust
5.720% due 12/25/2036 •		1,630	1,452
5.900% due 10/25/2036 •		18,464	6,125

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

5.960% due 05/25/2036 •		3,859	2,002
Sound Point CLO Ltd.
6.666% due 01/20/2032 •		1,500	1,503
6.706% due 01/21/2031 •		1,986	1,987
Soundview Home Loan Trust 5.580% due 11/25/2036 •		425	118
Starwood Commercial Mortgage Trust 6.523% due 07/15/2038 •		33	33
Structured Asset Investment Loan Trust 6.180% due 04/25/2033 •		846	856
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		5,573	5,578
TCW CLO Ltd. 6.555% due 04/25/2031 •		4,073	4,079
Toro European CLO DAC 4.832% due 01/12/2032 •	EUR	4,900	5,241
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		$6,232	6,205
Venture CLO Ltd.
6.470% due 04/15/2027 •		19	19
6.574% due 09/07/2030 •		1,970	1,971
6.636% due 07/20/2030 •		2,422	2,425
6.650% due 07/15/2031 •		3,424	3,427
6.686% due 01/20/2029 •		396	396
6.716% due 04/20/2032 •		9,000	9,005
6.751% due 07/30/2032 •		14,700	14,713
Vibrant CLO Ltd. 6.706% due 07/20/2032 •		2,400	2,402
VMC Finance LLC 7.233% due 02/18/2039 •		15,010	14,973
Voya CLO Ltd.
6.529% due 04/17/2030 •		1,619	1,621
6.570% due 06/07/2030 •		717	718
6.590% due 10/15/2030 •		3,166	3,171
6.690% due 07/14/2031 •		1,758	1,760
6.800% due 10/15/2030 •		4,380	4,386
Wellfleet CLO Ltd. 6.756% due 07/20/2032 •		7,666	7,682
Wells Fargo Home Equity Asset-Backed Securities Trust 7.860% due 12/25/2034 •		1,460	1,441
Wind River CLO Ltd.
6.639% due 07/18/2031 •		1,230	1,232
6.670% due 07/15/2031 •		3,700	3,702

Total Asset-Backed Securities (Cost $537,427)			505,326

SOVEREIGN ISSUES 8.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (c)	BRL	68,700	11,976
0.000% due 04/01/2025 (c)		213,000	35,273
Canada Government Bond (d) 4.250% due 12/01/2026	CAD	20,477	15,870
France Government International Bond (d)
0.100% due 03/01/2026 (	EUR	25,795	27,009
0.100% due 07/25/2031		51,669	52,133
0.100% due 07/25/2038		352	325
0.250% due 07/25/2024		19,603	20,981
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030		10,793	10,649
1.400% due 05/26/2025		97,936	103,736
1.800% due 05/15/2036		4,055	4,142
Japan Government International Bond
0.100% due 03/10/2028	JPY	6,318,697	41,100
0.100% due 03/10/2029		12,052,908	78,697

Total Sovereign Issues (Cost $461,708)			401,891

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	3,825

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Total Preferred Securities (Cost $3,840)		3,825

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.4%
COMMERCIAL PAPER 1.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$1,650	1,649
5.510% due 07/11/2024	450	449
5.510% due 07/12/2024	500	499
5.510% due 07/16/2024	1,150	1,147
5.510% due 07/17/2024	550	548
5.520% due 07/02/2024	300	300
5.520% due 07/08/2024	400	399
AT&T, Inc. 5.550% due 07/15/2024	250	249
Bacardi-Martini BV
5.830% due 08/15/2024	250	248
5.850% due 07/10/2024	400	399
5.850% due 07/18/2024	400	399
Campbell Soup Co. 5.550% due 07/01/2024	300	300
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (a)	2,550	2,541
Conagra Brands, Inc. 5.800% due 07/09/2024	850	849
Constellation Brands, Inc.
5.610% due 07/23/2024	250	249
5.640% due 07/01/2024	250	250
5.640% due 07/15/2024	500	499
5.650% due 07/26/2024	250	249
5.650% due 07/30/2024	350	348
5.660% due 07/16/2024	250	249
5.660% due 07/19/2024	500	498
5.670% due 07/16/2024	450	449
5.680% due 07/22/2024	500	498
5.680% due 07/29/2024 (a)	250	249
5.700% due 07/08/2024	500	499
5.700% due 07/12/2024	300	299
Constellation Energy Generation LLC 5.540% due 07/09/2024	1,100	1,098
Crown Castle, Inc.
5.840% due 07/09/2024	2,500	2,496
5.840% due 07/11/2024	950	948
5.840% due 07/30/2024	1,100	1,094
5.840% due 08/01/2024	1,650	1,641
Discovery Communications LLC 6.000% due 07/15/2024 (a)	2,750	2,742
Dominion Resources Services, Inc. 5.580% due 07/17/2024	450	449
Entergy Corp.
5.550% due 07/18/2024	350	349
5.550% due 07/25/2024	400	398
5.550% due 08/01/2024	500	497
5.600% due 07/02/2024	350	350
Global Payments, Inc.
5.970% due 07/01/2024	900	900
6.030% due 07/18/2024	300	299
Huntington Ingalls Industries, Inc.
5.880% due 07/01/2024	250	250
5.880% due 07/02/2024	1,200	1,199
Intel Corp.
5.500% due 07/18/2024	600	598
5.500% due 07/23/2024	900	897
5.520% due 07/08/2024	2,400	2,396
5.520% due 07/09/2024	2,250	2,246
Intercontinental Exchange, Inc.
5.500% due 07/03/2024	300	300
5.500% due 07/09/2024	300	300
5.500% due 07/11/2024	300	299
5.510% due 07/08/2024	250	250
5.510% due 07/15/2024	300	299
5.510% due 07/16/2024	450	449
5.510% due 07/19/2024	250	249
5.510% due 07/22/2024	300	299
5.510% due 07/24/2024	250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	800	797
5.510% due 07/19/2024	1,750	1,744
5.520% due 08/01/2024	250	249

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

L3Harris Technologies, Inc.
5.520% due 07/22/2024	700	697
5.520% due 07/24/2024	800	797
5.550% due 07/29/2024	250	249
5.600% due 07/11/2024	1,000	998
5.600% due 07/17/2024	700	698
Marathon Oil Corp. 5.830% due 07/05/2024	650	649
Marriott International, Inc.
5.530% due 08/06/2024	350	348
5.530% due 08/07/2024	300	298
5.530% due 08/13/2024	500	496
Microchip Technology, Inc. 5.500% due 07/12/2024	250	249
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	950	949
5.570% due 07/09/2024	950	948
5.570% due 07/10/2024	1,100	1,098
5.570% due 08/12/2024	300	298
5.570% due 08/13/2024 (a)	1,550	1,539
5.580% due 07/11/2024	600	599
5.580% due 08/12/2024	400	397
Parker Hannifin Corp. 5.520% due 08/28/2024	400	396
Penske Truck Leasing Co. LP
5.500% due 07/02/2024	400	400
5.500% due 07/05/2024	250	250
5.500% due 07/09/2024	300	300
5.530% due 07/12/2024	450	449
5.540% due 08/20/2024	400	397
Southern California Edison Co.
5.600% due 07/01/2024	1,450	1,449
5.600% due 07/02/2024	2,100	2,099
5.600% due 07/08/2024	1,000	998
5.600% due 07/12/2024 (a)	700	699
5.600% due 07/18/2024 (a)	400	399
Targa Resources Corp.
6.000% due 07/19/2024	550	548
6.000% due 07/22/2024	900	896
6.000% due 07/26/2024	500	498
VW Credit, Inc.
5.530% due 07/08/2024	400	399
5.530% due 07/10/2024	450	449
5.530% due 07/15/2024	400	399
5.530% due 07/18/2024	250	249
5.530% due 07/23/2024	400	399
5.550% due 07/16/2024	650	648
5.550% due 08/05/2024	300	298
5.570% due 08/21/2024	550	545
5.570% due 08/26/2024	250	248

		65,362

REPURCHASE AGREEMENTS (f) 3.2%		155,233

U.S. TREASURY BILLS 5.9%
5.384% due 07/18/2024 - 09/26/2024 (b)(c)(j)	289,014	287,132

Total Short-Term Instruments (Cost $507,673)		507,727

Total Investments in Securities (Cost $6,651,629)		6,396,930

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	915,837	8,910

Total Short-Term Instruments (Cost $8,910)		8,910

Total Investments in Affiliates (Cost $8,910)		8,910

Total Investments 131.9% (Cost $6,660,539)		$6,405,840
Financial Derivative Instruments (g)(i) (0.8)%(Cost or Premiums, net $(2,733))		(39,726)
Other Assets and Liabilities, net (31.1)%		(1,510,935)

Net Assets 100.0%		$4,855,179

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						When-issued security.
(b)						Coupon represents a weighted average yield to maturity.
(c)						Zero coupon security.
(d)						Principal amount of security is adjusted for inflation.
(e)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/24/2024	07/02/2024	CAD	30,000	Canada Government Bond 2.000% due 12/01/2051		$(21,843)	$21,929	$21,949
	4.710	06/28/2024	07/02/2024		40,000	Canada Government Bond 2.000% due 06/01/2032		(29,807)	29,239	29,250
FICC	2.600	06/28/2024	07/01/2024		$2,768	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		(2,823)	2,768	2,769
MEI	4.710	06/27/2024	07/05/2024	CAD	30,000	Canada Government Bond 1.500% due 06/01/2031		(22,350)	21,929	21,940
SAL	5.340	06/28/2024	07/01/2024		$28,200	U.S. Treasury Notes 5.000% due 09/30/2025		(29,117)	28,200	28,213
TOR	4.680	07/02/2024	07/09/2024	CAD	70,000	Province of Ontario 2.900% due 12/02/2046		(37,166)	51,168	51,168
						Province of Quebec 4.250% due 12/01/2043		(14,873)

Total Repurchase Agreements								$(157,979)	$155,233	$155,289

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS					0.010%	04/25/2024	07/25/2024	(65,896,937)		$(409,586)
MSC					0.000	05/09/2024	07/09/2024/	(51,539,248)		(320,338)

Total Reverse Repurchase Agreements										$(729,924)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (0.4)%
U.S. Treasury Inflation Protected Securities						0.125%	04/15/2025	$20,027	$(19,521)	$(19,488)

Total Short Sales (0.4)%									$(19,521)	$(19,488)

(1)						Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(181,312) at a weighted average interest rate of 0.056%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)						Payable for short sales includes $5 of accrued interest expense.
(g)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn September 2024 Futures	$450.000	08/23/2024	433	2,165	$233	$116

Total Purchased Options					$233	$116

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Corn December 2024 Futures	$400.000	11/22/2024	436	$2,180	$(161)	$(311)
Call - CME Gold August 2024 Futures	2,450.000	07/25/2024	28	3	(51)	(17)
Call - CME Gold August 2024 Futures	2,500.000	07/25/2024	22	2	(33)	(6)
Call - CME Gold August 2024 Futures	2,550.000	07/25/2024	20	2	(17)	(3)
Call - CME Gold September 2024 Futures	2,500.000	08/27/2024	20	2	(34)	(27)
Call - NYMEX Crude Oil August 2024 Futures	83.000	07/17/2024	18	18	(24)	(20)
Call - NYMEX Crude Oil August 2024 Futures	84.000	07/17/2024	28	28	(35)	(23)
Call - NYMEX Crude Oil August 2024 Futures	85.000	07/17/2024	28	28	(26)	(17)
Call - NYMEX Crude Oil September 2024 Futures	81.000	08/15/2024	10	10	(10)	(27)
Call - NYMEX Crude Oil September 2024 Futures	83.000	08/15/2024	10	10	(10)	(18)
Call - NYMEX Crude Oil September 2024 Futures	84.000	08/15/2024	10	10	(12)	(15)
Call - NYMEX Crude Oil September 2024 Futures	85.000	08/15/2024	10	10	(12)	(13)
Call - NYMEX Crude Oil September 2024 Futures	86.000	08/15/2024	20	20	(24)	(21)
Put - NYMEX Natural Gas August 2024 Futures	2.250	07/26/2024	37	370	(12)	(14)
Put - NYMEX Natural Gas August 2024 Futures	2.400	07/26/2024	20	200	(9)	(15)
Put - NYMEX Natural Gas August 2024 Futures	2.500	07/26/2024	19	190	(16)	(21)
Put - NYMEX Natural Gas August 2024 Futures	2.550	07/26/2024	44	440	(45)	(59)
Put - NYMEX Natural Gas September 2024 Futures	2.200	08/27/2024	18	180	(9)	(14)
Put - NYMEX Natural Gas September 2024 Futures	2.350	08/27/2024	17	170	(10)	(21)
Put - NYMEX Natural Gas September 2024 Futures	2.400	08/27/2024	18	180	(19)	(26)
Put - NYMEX Natural Gas September 2024 Futures	2.450	08/27/2024	17	170	(14)	(28)
Put - NYMEX Natural Gas September 2024 Futures	2.500	08/27/2024	24	240	(36)	(44)
Put - NYMEX Natural Gas September 2024 Futures	2.550	08/27/2024	17	170	(19)	(35)
Put - NYMEX Natural Gas September 2024 Futures	2.600	08/27/2024	17	170	(21)	(40)

					$(659)	$(835)

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Dutch TTF Natural Gas August 2024 Futures	25.000	07/26/2024	4	$3	$(10)	$0
Put - EUREX Dutch TTF Natural Gas August 2024 Futures	29.000	07/26/2024	50	37	(40)	(10)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	40.000	07/26/2024	10	7	(20)	(5)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	45.000	07/26/2024	5	4	(7)	(1)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	47.000	07/26/2024	50	37	(41)	(8)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	60.000	07/26/2024	3	2	(5)	0
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	65.000	07/26/2024	2	1	(3)	0
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	70.000	07/26/2024	2	1	(7)	0
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	75.000	07/26/2024	4	3	(10)	0
Put - EUREX Dutch TTF Natural Gas September 2024 Futures	25.000	08/27/2024	4	3	(10)	(1)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	40.000	08/27/2024	10	7	(19)	(14)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	45.000	08/27/2024	5	4	(7)	(5)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	60.000	08/27/2024	3	2	(5)	(1)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	65.000	08/27/2024	2	1	(3)	0
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	70.000	08/27/2024	2	1	(6)	0
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	75.000	08/27/2024	4	3	(9)	0
Call - ICE Crude Oil October 2024 Futures	87.000	08/27/2024	10	10	(12)	(20)
Call - ICE Crude Oil October 2024 Futures	88.000	08/27/2024	10	10	(11)	(17)
Call - ICE Crude Oil October 2024 Futures	89.000	08/27/2024	20	20	(21)	(30)
Call - ICE Crude Oil October 2024 Futures	90.000	08/27/2024	10	10	(9)	(13)
Call - ICE Crude Oil October 2024 Futures	91.000	08/27/2024	20	20	(18)	(22)
Call - ICE Crude Oil September 2024 Futures	83.500	07/26/2024	10	10	(11)	(30)
Call - ICE Crude Oil September 2024 Futures	84.000	07/26/2024	10	10	(9)	(27)
Call - ICE Crude Oil September 2024 Futures	87.000	07/26/2024	13	13	(15)	(18)
Call - ICE Crude Oil September 2024 Futures	88.000	07/26/2024	20	20	(20)	(22)
Call - ICE Crude Oil September 2024 Futures	89.000	07/26/2024	9	9	(10)	(8)
Call - ICE Crude Oil September 2024 Futures	90.000	07/26/2024	10	10	(10)	(7)
Put - ICE Put Options Strike @ USD 35.000 on California Carbon Allowance December 2024 Futures	35.000	12/16/2024	114	114	(245)	(262)

					$(593)	$(521)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	1,877	$1,877	$(324)	$(131)

Total Written Options	$(1,576)	$(1,487)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2024	63	$5,304	$124	$7	$0
Arabica Coffee September Futures	09/2024	4	340	0	1	0
Australia Government 10-Year Bond September Futures	09/2024	997	75,535	(146)	576	(576)
Brent Crude April Futures	02/2025	84	6,798	73	0	(25)
Brent Crude February Futures	12/2024	82	6,710	209	0	(25)
Brent Crude January Futures	11/2024	70	5,763	(6)	0	(22)
Brent Crude June Futures	04/2025	12	961	7	0	(3)
Brent Crude March Futures	01/2025	117	9,519	255	0	(35)
Brent Crude September Futures	07/2024	116	9,860	17	0	(30)
California Carbon Allowance December Futures	12/2024	1,213	45,912	223	121	0
California Carbon Allowance December Futures	12/2025	2,392	96,661	(851)	287	0
Cocoa December Futures	12/2024	79	5,207	(878)	282	0
Cocoa March Futures	03/2025	1	59	(8)	3	0
Copper September Futures	09/2024	86	9,442	(1,065)	92	0
Euro-BTP Future September Futures	09/2024	813	100,381	(1,020)	0	(566)
European Climate Exchange December Futures	12/2024	70	5,058	151	60	(19)
Gas Oil December Futures	12/2024	66	5,100	141	0	(31)
Gas Oil October Futures	10/2024	10	785	12	0	(6)
Gold 100 oz. August Futures	08/2024	99	23,162	(7)	30	0
Gold 100 oz. December Futures	12/2024	3	716	(1)	1	0
Gold 100 oz. October Futures	10/2024	4	945	0	1	0
Hard Red Winter Wheat December Futures	12/2024	165	4,977	(1,061)	0	(68)
Hard Red Winter Wheat March Futures	03/2025	4	123	(14)	0	(1)
Hard Red Winter Wheat September Futures	09/2024	363	10,640	(1,286)	0	(191)
Iron Ore August Futures	08/2024	904	9,614	(56)	86	0
Iron Ore September Futures	09/2024	768	8,142	(701)	69	0
Live Cattle October Futures	10/2024	144	10,649	105	0	(50)
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2024	3	63	(9)	0	(2)
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2024	3	61	(11)	0	(2)
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2024	3	65	(7)	0	(2)
Natural Gas August Futures	07/2024	5	137	(2)	3	(1)
Natural Gas December Futures	11/2024	5	178	(3)	0	(2)
Natural Gas February Futures	01/2025	13	476	(20)	0	(5)
Natural Gas March Futures	02/2025	207	6,736	(132)	0	(56)
Natural Gas November Futures	10/2024	189	5,823	(202)	0	(113)
Natural Gas October Futures	09/2024	175	4,711	(422)	0	(98)
Natural Gas September Futures	08/2024	109	2,832	(367)	0	(84)
Nickel September Futures	09/2024	38	3,938	(464)	2	(465)
RBOB Gasoline December Futures	11/2024	5	459	8	0	(3)
Soybean Meal December Futures	12/2024	725	24,324	(2,372)	0	(217)
Soybean November Futures	11/2024	243	13,414	(1,123)	0	(9)
U.S. Treasury 5-Year Note September Futures	09/2024	1,313	139,937	847	0	(144)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	2,394	271,794	2,461	0	(1,160)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	609	76,334	752	0	(1,009)
Wheat July Futures	07/2025	32	1,005	(29)	0	(4)
WTI Crude December Futures	11/2024	158	12,378	522	0	(41)
WTI Crude December Futures	11/2025	3	219	4	0	(1)
WTI Crude February Futures	01/2025	146	11,267	396	0	(41)
WTI Crude January Futures	12/2024	144	11,195	144	0	(39)
WTI Crude March Futures	02/2025	204	15,637	587	0	(57)
WTI Crude September Futures	08/2025	56	4,143	67	0	(13)

$(5,158)	$1,621	$(5,216)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2024	83	$(5,236)	$176	$191	$(15)
Australia Government 3-Year Bond September Futures	09/2024	284	(19,979)	64	38	(49)
Brent Crude August Futures	06/2025	42	(3,334)	(61)	12	0
Brent Crude December Futures	10/2024	230	(19,065)	(285)	67	0
Brent Crude December Futures	10/2025	20	(1,558)	(23)	5	0
Brent Crude July Futures	05/2025	44	(3,509)	(97)	13	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Brent Crude May Futures	03/2025	35	(2,818)	3	10	0
Brent Crude November Futures	09/2024	44	(3,674)	(127)	12	0
Brent Crude October Futures	08/2024	24	(2,021)	(67)	6	0
Brent Crude September Futures	07/2025	26	(2,054)	(15)	7	0
Cocoa September Futures	09/2024	42	(3,247)	828	0	(192)
Corn December Futures	12/2024	115	(2,419)	342	75	0
Corn December Futures	12/2025	14	(319)	8	2	0
Corn September Futures	09/2024	1,214	(24,735)	3,903	910	0
Cotton No. 2 December Futures	12/2024	168	(6,106)	102	159	0
Euro-BOBL Future September Futures	09/2024	65	(8,106)	(80)	10	(3)
Euro-BTP Italy Government Bond September Futures	09/2024	944	(106,163)	11	71	0
Euro-Bund September Futures	09/2024	717	(101,067)	(696)	323	(15)
Euro-Buxl 30-Year Bond September Futures	09/2024	162	(22,596)	(533)	232	(35)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	909	(119,857)	1,163	643	0
Euro-Schatz September Futures	09/2024	269	(30,451)	(134)	10	(3)
Gas Oil January Futures	01/2025	10	(770)	(22)	4	0
Gas Oil June Futures	06/2025	40	(3,013)	(72)	11	0
Gas Oil November Futures	11/2024	30	(2,339)	(69)	15	0
Globex Natural Gas August Futures	07/2024	12	(312)	9	5	0
Globex Natural Gas September Futures	08/2024	18	(468)	15	9	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2024	3	(67)	12	2	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2024	3	(64)	15	3	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2024	3	(69)	10	2	0
Lead September Futures	09/2024	114	(6,353)	143	174	(32)
Lean Hogs October Futures	10/2024	295	(8,936)	152	0	(118)
Natural Gas April Futures	03/2025	28	(846)	(13)	2	0
Natural Gas August Futures	07/2024	38	(988)	113	32	0
Natural Gas January Futures	12/2024	335	(12,810)	459	131	0
Natural Gas September Futures	08/2024	30	(819)	7	8	(16)
New York Harbor December Futures	11/2024	12	(1,286)	(67)	10	0
New York Harbor September Futures	08/2024	14	(1,499)	0	0	0
Palladium September Futures	09/2024	27	(2,640)	(101)	0	(136)
Platinum October Futures	10/2024	10	(507)	(17)	0	(4)
RBOB Gasoline September Futures	08/2024	14	(1,453)	0	0	0
Robusta Coffee September Futures	09/2024	104	(4,171)	(30)	37	0
Silver September Futures	09/2024	148	(21,874)	311	0	(225)
Soybean January Futures	01/2025	14	(783)	24	0	0
Soybean Meal January Futures	01/2025	126	(4,241)	191	30	0
Soybean November Futures	11/2025	12	(661)	2	1	(2)
Soybean Oil December Futures	12/2024	87	(2,286)	112	0	(12)
Soybean Oil January Futures	01/2025	168	(4,416)	59	0	(24)
Sugar No. 11 March Futures	02/2025	54	(1,245)	(104)	0	(9)
U.S. Treasury 2-Year Note September Futures	09/2024	5,489	(1,120,957)	(2,538)	129	0
U.S. Treasury 10-Year Note September Futures	09/2024	4,165	(458,085)	(3,900)	1,106	0
U.S. Treasury Long-Term Bond September Futures	09/2024	3,856	(456,213)	(4,289)	3,856	0
Wheat December Futures	12/2024	278	(8,298)	583	63	0
Wheat March Futures	03/2025	4	(123)	11	1	0
Wheat September Futures	09/2024	173	(4,961)	921	52	0
WTI Crude April Futures	03/2025	44	(3,351)	(190)	13	0
WTI Crude August Futures	07/2024	29	(2,365)	(108)	6	0
WTI Crude December Futures	11/2025	19	(1,386)	(62)	4	0
WTI Crude July Futures	06/2025	68	(5,087)	(171)	17	0
WTI Crude June Futures	05/2025	69	(5,193)	(199)	18	0
WTI Crude May Futures	04/2025	72	(5,450)	(87)	19	0
WTI Crude November Futures	10/2024	68	(5,372)	(169)	17	0
WTI Crude October Futures	09/2024	73	(5,822)	(254)	16	0
WTI Crude September Futures	08/2024	220	(17,741)	(320)	35	(1)
Zinc September Futures	09/2024	10	(734)	(40)	0	(40)

$(5,191)	$8,624	$(931)

Total Futures Contracts	$(10,349)	$10,245	$(6,147)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	2,495,000	$(45)	$190	$145	$16	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	55	44	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	9,360,000	(108)	37	(71)	81	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		4,681,000	92	600	692	71	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$56,320	372	428	800	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		201,300	(2,657)	(14,996)	(17,653)	0	(324)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		22,580	(284)	(1,652)	(1,936)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.757	Annual	11/15/2033		43,200	0	721	721	244	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		176,500	(1,417)	(12,387)	(13,804)	0	(1,026)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		26,200	1,646	6,478	8,124	382	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		20,100	1,248	5,144	6,392	292	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		88,500	1,835	12,829	14,664	1,433	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,500	786	461	1,247	514	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(45)	(58)	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		11,500	(56)	(800)	(856)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(1,525)	(1,643)	0	(8)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(987)	(1,099)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(1,513)	(1,605)	0	(10)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(668)	(710)	0	(5)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		29,400	0	566	566	0	(52)
Receive	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033		37,942	0	578	578	74	0
Pay(3)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		554,100	10,378	(12,673)	(2,295)	0	(1,170)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	3,802	4,334	15	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	4,495	4,501	15	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	7,697	8,787	30	0
Receive(3)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		173,500	(7,117)	7,265	148	407	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	301	308	9	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	176	176	8	0
Receive	CPTFEMU	2.350	Maturity	08/15/2030		12,400	137	197	334	7	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(6,372)	(6,604)	12	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		19,100	97	354	451	18	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	438	438	14	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		12,300	(120)	36	(84)	4	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		9,900	0	200	200	7	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	819	812	11	0
Pay	CPTFEMU	2.350	Maturity	11/15/2033		19,400	(30)	371	341	0	(20)
Pay	CPTFEMU	2.360	Maturity	11/15/2033		10,900	0	199	199	0	(11)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		11,300	11	227	238	0	(11)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		120	0	(4)	(4)	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(442)	(435)	0	(4)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	(178)	(176)	0	(22)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	(240)	(436)	0	(59)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	(127)	(123)	0	(19)
Pay	CPTFEMU	2.420	Maturity	05/15/2052		3,330	0	(258)	(258)	0	(20)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	231	231	0	(52)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	740	749	0	(77)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	342	376	0	(35)
Pay	CPTFEMU	2.760	Maturity	09/15/2053		10,700	29	989	1,018	0	(74)
Pay	CPTFEMU	2.680	Maturity	10/15/2053		3,400	0	234	234	0	(25)
Pay	CPTFEMU	2.730	Maturity	10/15/2053		5,500	50	429	479	0	(41)
Receive	CPTFEMU	2.540	Maturity	11/15/2053		3,500	(11)	(83)	(94)	23	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		3,100	0	(156)	(156)	21	0
Pay	CPURNSA	2.510	Maturity	09/08/2024		$60,200	0	(334)	(334)	24	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	871	871	3	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	2,115	2,115	23	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	819	819	9	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	843	845	10	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	916	916	10	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	14,535	14,535	147	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,488	3,488	35	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	6,181	6,181	66	0
Pay	CPURNSA	2.330	Maturity	02/05/2028		32,120	70	(3,422)	(3,352)	0	(54)
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(1,028)	(1,028)	0	(20)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,536)	(1,536)	0	(30)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,560)	(1,560)	0	(30)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

Pay	CPURNSA	2.165	Maturity	04/16/2029	14,300	0	(1,811)	(1,811)	0	(28)
Pay	CPURNSA	1.954	Maturity	06/03/2029	32,350	0	(4,708)	(4,708)	0	(64)
Pay	CPURNSA	1.998	Maturity	07/25/2029	95,800	21	(13,379)	(13,358)	0	(187)
Receive	CPURNSA	2.311	Maturity	02/24/2031	34,100	0	4,029	4,029	58	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	959,500	196	1,562	1,758	22	0
Pay	FRCPXTOB	1.610	Maturity	07/15/2028	8,760	0	(643)	(643)	0	(12)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	5,600	16	(638)	(622)	0	(14)

Total Swap Agreements	$6,009	$8,823	$14,832	$4,123	$(3,552)

(h)	Securities with an aggregate market value of $82,347 and cash of $2,714 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $5 and liability of $(68) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	2,944	$1,803	$10	$0
08/2024	$1,803	NZD	2,944	0	(10)
10/2024	7,201	CNH	51,542	0	(81)
BOA	07/2024	KRW	11,198,768	$8,186	63	0
07/2024	SGD	149	110	0	0
07/2024	$1,619	PLN	6,452	0	(17)
07/2024	1,657	SGD	2,237	0	(7)
08/2024	SGD	149	$110	0	0
BPS	07/2024	AUD	1,320	873	0	(7)
07/2024	BRL	268	48	0	0
07/2024	CAD	110,083	80,467	11	(20)
07/2024	KRW	11,198,690	8,159	36	0
07/2024	$14,225	AUD	21,350	17	0
07/2024	50	BRL	268	0	(2)
07/2024	2,176	EUR	2,022	0	(10)
07/2024	6,690	GBP	5,237	0	(70)
07/2024	1,300	IDR	21,302,307	2	0
07/2024	351	ILS	1,301	0	(6)
07/2024	2,892	JPY	451,800	0	(84)
07/2024	5,134	NZD	8,356	0	(45)
07/2024	3,816	PLN	15,155	0	(53)
07/2024	9,255	SGD	12,552	2	0
08/2024	AUD	21,350	$14,238	0	(17)
08/2024	SGD	12,534	9,255	0	(2)
09/2024	CNH	125,209	17,472	221	0
09/2024	TWD	357,243	11,102	85	0
09/2024	$2,810	INR	235,226	3	0
10/2024	CNH	43,160	$6,028	66	0
10/2024	$1,418	CNH	10,152	0	(15)
BRC	07/2024	DKK	25,487	$3,711	51	0
07/2024	MXN	27,893	1,510	0	(12)
07/2024	NOK	1,793	170	3	0
07/2024	PLN	31	8	0	0
07/2024	SGD	3,583	2,653	11	0
07/2024	THB	1,835	50	0	0
07/2024	$2,256	PLN	9,011	0	(18)
08/2024	AUD	807	$538	0	(1)
09/2024	MXN	52,661	2,790	0	(54)
CBK	07/2024	BRL	64,038	11,520	64	0
07/2024	CAD	45,046	32,888	0	(40)
07/2024	CHF	2,413	2,651	0	(34)
07/2024	KRW	741,962	544	6	0
07/2024	$11,752	BRL	64,038	0	(297)
07/2024	2,231	GBP	1,754	0	(14)
07/2024	4,117	PLN	16,330	0	(61)
07/2024	32	ZAR	588	0	0
08/2024	BRL	64,254	$11,752	300	0
09/2024	TWD	136,205	4,226	25	0
09/2024	$13,971	INR	1,168,051	8	(6)
DUB	07/2024	BRL	264	$50	3	0
07/2024	KRW	6,074,889	4,415	9	0
07/2024	$47	BRL	264	0	0
07/2024	334,209	JPY	51,539,248	0	(13,531)
07/2024	4,142	PLN	16,279	0	(99)
08/2024	BRL	5,048	$981	81	0
FAR	07/2024	AUD	22,102	14,726	0	(18)
07/2024	CAD	15,015	10,960	0	(16)
07/2024	EUR	360,563	392,709	6,564	0
07/2024	JPY	46,418,545	291,328	2,817	0
07/2024	NZD	6,988	4,270	14	0
07/2024	$294,608	JPY	46,006,316	0	(8,659)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

	08/2024		291,328		46,200,771	0	(2,815)
	08/2024		3,451	NZD	5,658	0	(4)
GLM	07/2024	BRL	193,700		$36,113	1,463	0
	07/2024	KRW	7,697		6	0	0
	07/2024	MXN	26,458		1,425	0	(19)
	07/2024		$35,847	BRL	193,700	0	(1,197)
	07/2024		100	KRW	137,380	0	0
	07/2024		2,589	PLN	10,228	0	(49)
	07/2024		6,942	ZAR	127,014	30	0
	08/2024	DKK	77		$11	0	0
	08/2024		$8,526	BRL	45,096	0	(488)
	10/2024	BRL	44,300		$8,715	872	0
	04/2025		208,500		37,419	1,266	0
JPM	07/2024		159,454		31,357	2,833	0
	07/2024	CHF	1,453		1,606	0	(11)
	07/2024	KRW	7,504,914		5,441	0	(3)
	07/2024	SGD	10,991		8,166	60	0
	07/2024		$28,699	BRL	159,454	0	(175)
	07/2024		20,324	CHF	18,238	0	(24)
	07/2024		5,519	DKK	38,463	4	0
	07/2024		1,830	EUR	1,678	0	(32)
	07/2024		736	IDR	11,937,485	0	(6)
	07/2024		948	ILS	3,507	0	(19)
	07/2024		1,628	PLN	6,366	0	(46)
	07/2024		13,069	ZAR	240,592	138	0
	08/2024	AUD	759		$506	0	0
	08/2024	CHF	18,171		20,324	23	0
	08/2024	DKK	38,396		5,519	0	(4)
	09/2024	INR	192,539		2,304	1	0
	09/2024	TWD	231,730		7,198	51	0
	09/2024		$5,424	BRL	29,648	0	(158)
	09/2024		1,617	INR	135,488	4	0
	09/2024		15,015	MXN	271,714	0	(340)
	10/2024	CNH	74,404		$10,397	119	0
	10/2024		$1,417	CNH	10,121	0	(19)
	04/2025	BRL	4,500		$801	20	0
MBC	07/2024	CAD	49,913		36,657	173	0
	07/2024	GBP	1,754		2,219	2	0
	07/2024	SGD	66		49	0	0
	07/2024		$36,501	CAD	49,975	30	0
	07/2024		131	NOK	1,395	0	0
	08/2024	CAD	49,941		$36,501	0	(31)
	08/2024	NOK	1,394		131	0	0
	08/2024		$2,220	GBP	1,754	0	(2)
MYI	07/2024	BRL	30,325		$5,871	446	0
	07/2024	EUR	6,218		6,667	8	0
	07/2024		$5,455	BRL	30,325	0	(30)
	07/2024		3,782	DKK	26,399	9	0
	07/2024		37	NOK	398	0	0
	07/2024		3,597	NZD	5,865	0	(25)
	08/2024	DKK	26,352		$3,782	0	(9)
	08/2024	NOK	398		37	0	0
	09/2024	TWD	92,184		2,873	30	0
	09/2024		$1,082	INR	90,437	0	0
	10/2024	BRL	24,400		$4,825	505	0
RBC	07/2024	GBP	5,237		6,641	21	0
	08/2024		$6,642	GBP	5,237	0	(21)
RYL	07/2024	EUR	136		$146	0	0
	07/2024		$1,382	AUD	2,072	0	0
SCX	07/2024	IDR	492,360		$30	0	0
	07/2024	KRW	5,678,785		4,164	45	0
	07/2024		$389,356	EUR	363,409	0	(164)
	07/2024		51	ZAR	936	1	0
	08/2024	EUR	363,409		$389,929	168	0
	09/2024	CNH	51,384		7,162	83	0
	09/2024	TWD	133,994		4,156	24	0
	09/2024		$12,465	INR	1,043,241	15	0
SSB	07/2024	EUR	192		$206	0	0
TOR	07/2024	CHF	64		71	0	0
	07/2024	NZD	4,289		2,627	15	0
	08/2024		$2,627	NZD	4,289	0	(15)
UAG	07/2024	CHF	14,319		$15,846	0	(92)
	07/2024	DKK	39,452		5,730	64	0
	07/2024	ILS	4,930		1,330	24	0
	07/2024		$11	CHF	10	0	0
	08/2024	CHF	10		$11	0	0

Total Forward Foreign Currency Contracts						$19,019	$(29,104)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(1,113)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	63,900	$(772)	$(704)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	63,900	(772)	(402)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	40,200	(522)	(390)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	40,200	(522)	(246)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(512)	(285)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(462)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	86,700	(1,093)	(747)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	86,700	(1,093)	(608)

$(5,798)	$(3,844)

Total Written Options	$(7,227)	$(4,957)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	NAPGASFO	$9.750	Maturity	12/31/2024	168,000	$(172)	$212	$40	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/18/2025	$20,238	$0	$(12)	$0	$(12)
Receive	BCOMF1TC Index	5,979,515	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	618,171	0	(6,139)	0	(6,139)
Receive	BCOMTR Index	1,216,546	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	291,792	0	(2,727)	0	(2,727)
Receive	BCOMTR1 Index	581,388	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	53,155	0	(497)	0	(497)
CBK	Receive	CIXBSTR3 Index	692,892	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	182,066	0	(1,610)	0	(1,610)
CIB	Receive	PIMCODB Index	648,093	0.000%	Monthly	02/18/2025	130,004	0	608	608	0
GST	Receive	BCOMF1NTC Index	12,344	5.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	4,180	0	(13)	0	(13)
Receive	BCOMF1TC Index	472,252	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	180,891	0	(1,796)	0	(1,796)
Pay	BCOMTR Index	1,373,842	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	329,520	0	3,080	3,080	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

	Receive	BCOMTR1 Index	708,061	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	189,121	0	(1,769)	0	(1,769)
	Receive	BCOMTR2 Index	572,917	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	139,387	0	(1,276)	0	(1,276)
	Pay	SPGCINP	53,107	(0.070)%	Monthly	02/18/2025	11,532	0	(34)	0	(34)
	Receive	BCOMF1TC Index	705,858	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	270,371	0	(2,685)	0	(2,685)
	Receive	BCOMTR Index	1,709,269	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	409,973	0	(3,832)	0	(3,832)
	Receive	BCOMTR1 Index	708,060	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	189,120	0	(1,768)	0	(1,768)
	Receive	BCOMTR2 Index	572,918	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	139,387	0	(1,276)	0	(1,276)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032	39,671	0	3,094	3,094	0
JPM	Pay	BCOMTR Index	4,111,540	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	986,164	0	9,219	9,219	0
	Pay	JMABNIC5 Index	902,181	0.000%	Monthly	08/15/2024	167,259	0	(338)	0	(338)
	Receive	BCOMTR Index	7,257	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,741	0	(16)	0	(16)
	Receive	JMABNIC5 Index	458,488	0.000%	Monthly	02/18/2025	85,001	0	172	172	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/18/2025	1,051	0	2	2	0
	Receive	BCOMTR Index	5,069,704	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	1,215,982	0	(11,367)	0	(11,367)
	Receive	JMABNIC5 Index	1,251,970	0.000%	Monthly	08/15/2025	232,107	0	469	469	0
MAC	Receive	BCOMTR1 Index	1,215,042	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	144,140	0	(1,347)	0	(1,347)
	Receive	BCOMTR2 Index	1,558,016	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	200,542	0	(1,858)	0	(1,858)
	Receive	PIMCODB Index	1,411,791	0.000%	Monthly	08/15/2024	271,846	0	1,101	1,101	0
	Receive	PIMCODB Index	422,144	0.000%	Monthly	03/17/2025	81,285	0	329	329	0
MEI	Receive	BCOMTR Index	1,402,201	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	336,322	0	(3,140)	0	(3,140)
	Receive	BCOMTR1 Index	1,283,780	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	253,484	0	(2,368)	0	(2,368)
	Receive	BCOMTR2 Index	658,442	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	118,928	0	(1,120)	0	(1,120)
MYC	Receive	BCOMTR Index	131,258	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	31,483	0	(294)	0	(294)
	Receive	BCOMTR1 Index	193,729	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	135,365	0	(1,266)	0	(1,266)
RBC	Receive	RBCAEC0T Index	838,405	5.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024	68,279	0	(649)	0	(649)
	Receive	RBCAECR1 Index	303,641	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024	35,087	0	(325)	0	(325)
	Receive	RBCAECT0 Index	4,309,621	5.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024	344,576	0	(3,273)	0	(3,273)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

SOG	Receive	BCOMTR Index	2,525	5.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	606	0	(6)	0	(6)
UAG	Receive	BCOMTR Index	36,914	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	8,854	0	(83)	0	(83)

$0	$(34,810)	$18,074	$(52,884)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	0	5.430% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/08/2024	$775,000	$0	$2,937	$2,937	$0
GLM	Receive	U.S. Treasury Inflation Protected Securities	0	5.460% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/19/2024	48,100	0	53	53	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	0	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	200,000	0	(7)	275	(282)
Receive	U.S. Treasury Inflation Protected Securities	0	5.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	100,000	0	0	0	0

$0	$2,983	$3,265	$(282)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)	6.970%	Maturity	08/02/2024	$600	$0	$31	$31	$0
Pay	GOLDLNPM Index(3)	4.080	Maturity	10/16/2025	93,889	0	1,295	1,295	0
Pay	GOLDLNPM Index(3)	4.203	Maturity	10/22/2025	16,933	0	252	252	0
Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	2,290	2,290	0

$0	$3,868	$3,868	$0

Total Swap Agreements	$(172)	$(27,747)	$25,247	$(53,166)

(j)

Securities with an aggregate market value of $35,320 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,510	$0	$12,510
Industrials	0	864	0	864
Utilities	0	198	0	198
U.S. Government Agencies	0	681,438	0	681,438
U.S. Treasury Obligations	0	4,237,130	0	4,237,130
Non-Agency Mortgage-Backed Securities	0	45,063	958	46,021
Asset-Backed Securities	0	505,326	0	505,326
Sovereign Issues	0	401,891	0	401,891
Preferred Securities
Banking & Finance	0	3,825	0	3,825
Short-Term Instruments
Commercial Paper	2,541	62,821	0	65,362
Repurchase Agreements	0	155,233	0	155,233
U.S. Treasury Bills	0	287,132	0	287,132

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2024 (Unaudited)

	$2,541	$6,393,431	$958	$6,396,930
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,910	$0	$0	$8,910

Total Investments	$11,451	$6,393,431	$958	$6,405,840

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,488)	$0	$(19,488)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,270	9,214	0	14,484
Over the counter	0	44,266	0	44,266

	$5,270	$53,480	$0	$58,750
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,321)	(5,865)	0	(11,186)
Over the counter	0	(87,227)	0	(87,227)

	$(5,321)	$(93,092)	$0	$(98,413)

Total Financial Derivative Instruments	$(51)	$(39,612)	$0	$(39,663)

Totals	$11,400	$6,334,331	$958	$6,346,689

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 9.8%
Al Aqua Merger Sub, Inc. TBD% - 9.595% due 07/31/2028 µ	$1,700	$1,704
Applied Systems, Inc. 8.835% due 02/24/2031	700	706
Asplundh Tree Expert LLC 7.096% due 05/23/2031	700	700
B.C. Unlimited Liability Co. 7.094% due 09/20/2030	2,430	2,427
Bausch & Lomb Corp. 9.344% due 09/29/2028	1,687	1,686
BCPE Empire Holdings, Inc. 9.344% due 12/11/2028	2,091	2,093
BDO U.S.A. PC 11.344% due 08/31/2028 «	1,267	1,280
Broadcom Inc.
TBD% due 08/14/2026 «	400	398
Caesars Entertainment Corp. 8.097% due 02/06/2031	500	501
Cedar Fair LP 7.329% due 05/01/2031	1,300	1,299
Chromalloy Corp. 9.058% due 03/27/2031	400	402
Cloud Software Group, Inc. 9.335% - 9.345% due 03/30/2029	1,696	1,696
CNT Holdings I Corp. 8.830% due 11/08/2027	796	799
Concentra Health Services Inc. TBD% due 06/26/2031 «	400	402
Cotiviti, Inc. 8.579% due 05/01/2031	898	895
Crown Subsea Communications Holding, Inc. 10.080% due 01/30/2031	600	602
Fleet Midco Ltd. 8.594% due 02/21/2031 «	900	906
Franklin Square Holdings LP 7.594% due 04/25/2031 «	500	501
GFL ENVIRONMENTAL INC TBD% due 06/27/2031 «	800	802
Hilton Domestic Operating Co., Inc. 7.095% due 11/08/2030	1,200	1,202
LifePoint Health, Inc. 10.056% due 11/16/2028	1,696	1,707
Mauser Packaging Solutions Holding Co. 8.829% due 04/15/2027	995	997
MH SUB I, LLC 9.594% due 05/03/2028	995	995
Modena Buyer LLC TBD% due 04/18/2031	900	880
Motion Finco SARL 8.835% due 11/12/2029	1,297	1,299
Olympus Water U.S. Holding Corp. 8.847% due 11/09/2028	1,513	1,522
Ontario Gaming GTA LP 9.585% due 08/01/2030	199	200
Pegasus BidCo BV 9.072% due 07/12/2029	299	301
Proofpoint, Inc. 8.344% due 08/31/2028	99	100
Trans Union LLC
TBD% due 11/16/2026	951	951
TBD% due 06/24/2031	899	899
Triton Water Holdings, Inc.
8.846% due 03/31/2028	898	899
9.335% due 03/31/2028	399	401
Truist Insurance Holdings LLC 8.585% due 05/06/2031	1,700	1,706
UKG, Inc. 8.576% due 02/10/2031	1,000	1,005
United Airlines, Inc. 8.094% due 02/22/2031	898	901
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031	200	201
Wand NewCo 3, Inc. 9.094% due 01/30/2031	100	101

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Whatabrands LLC 8.094% due 08/03/2028		99	100

Total Loan Participations and Assignments (Cost $36,017)			36,166

CORPORATE BONDS & NOTES 75.6%
BANKING & FINANCE 32.5%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		2,800	2,789
3.300% due 01/30/2032		3,600	3,094
Aircastle Ltd. 6.500% due 07/18/2028		2,200	2,242
Akelius Residential Property Financing BV 1.125% due 01/11/2029	EUR	900	833
Allstate Corp. 8.522% (TSFR3M + 3.200%) due 08/15/2053 ~		$300	300
Ally Financial, Inc.
4.750% due 06/09/2027		1,700	1,659
6.848% due 01/03/2030 •		100	103
American Assets Trust LP 3.375% due 02/01/2031		400	328
American Homes 4 Rent LP 3.375% due 07/15/2051		1,800	1,173
American Tower Corp.
2.700% due 04/15/2031		1,400	1,185
2.950% due 01/15/2051		3,775	2,364
3.650% due 03/15/2027		100	96
5.800% due 11/15/2028		600	612
Antares Holdings LP 3.750% due 07/15/2027		250	229
Ares Capital Corp.
5.950% due 07/15/2029		700	688
7.000% due 01/15/2027		300	305
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		200	206
Athene Global Funding 5.583% due 01/09/2029		400	402
Aviation Capital Group LLC
1.950% due 09/20/2026		100	92
3.500% due 11/01/2027		1,986	1,860
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,600	2,340
Bank of America Corp.
3.824% due 01/20/2028 •		2,200	2,121
5.819% due 09/15/2029 •		2,200	2,246
5.933% due 09/15/2027 •		750	758
Barclays PLC 5.746% due 08/09/2033 •		1,300	1,297
BGC Group, Inc.
4.375% due 12/15/2025		100	97
6.600% due 06/10/2029		100	100
Blackstone Holdings Finance Co. LLC 1.600% due 03/30/2031		1,600	1,263
Blue Owl Finance LLC 3.125% due 06/10/2031		2,100	1,751
BNP Paribas SA 7.750% due 08/16/2029 •(h)(j)		700	708
Boost Newco Borrower LLC 7.500% due 01/15/2031		300	313
BPCE SA 6.612% due 10/19/2027 •(m)		250	254
Brandywine Operating Partnership LP 3.950% due 11/15/2027		775	703
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	206
Charles Schwab Corp. 6.196% due 11/17/2029 •		600	624
Citibank NA 5.570% due 04/30/2034		250	254
Citycon Treasury BV 1.250% due 09/08/2026	EUR	700	688
Crown Castle, Inc. 5.600% due 06/01/2029		$2,700	2,724
Encore Capital Group, Inc. 8.500% due 05/15/2030		1,300	1,325
EPR Properties
3.600% due 11/15/2031		1,200	1,001
4.500% due 06/01/2027		150	144
4.950% due 04/15/2028		200	191
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		50	51
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		800	775
4.389% due 01/08/2026		1,800	1,763
5.800% due 03/05/2027		250	250

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.850% due 05/17/2027		1,000	1,000
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029		300	300
GGAM Finance Ltd. 8.000% due 02/15/2027		700	723
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	745
GLP Capital LP
4.000% due 01/15/2030		2,000	1,834
4.000% due 01/15/2031		400	359
6.750% due 12/01/2033		400	421
Grainger PLC 3.000% due 07/03/2030	GBP	600	644
HAT Holdings LLC
3.375% due 06/15/2026		$1,300	1,227
8.000% due 06/15/2027		1,000	1,041
Highwoods Realty LP 4.200% due 04/15/2029		1,300	1,192
Host Hotels & Resorts LP
2.900% due 12/15/2031		1,100	920
3.375% due 12/15/2029		200	179
3.500% due 09/15/2030 (m)		3,300	2,917
HSBC Holdings PLC
4.600% due 12/17/2030 •(h)(j)		900	774
5.402% due 08/11/2033 •(m)		700	693
5.887% due 08/14/2027 •		200	202
Hudson Pacific Properties LP
3.950% due 11/01/2027		900	754
4.650% due 04/01/2029		100	77
5.950% due 02/15/2028		100	85
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	449
6.625% due 06/20/2033		1,700	1,754
7.200% due 11/28/2033		1,300	1,391
Invitation Homes Operating Partnership LP 5.500% due 08/15/2033		2,300	2,268
JPMorgan Chase & Co. 3.540% due 05/01/2028 •		6,000	5,728
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	500	510
Kilroy Realty LP
3.050% due 02/15/2030 (m)		$1,100	928
4.750% due 12/15/2028		200	189
Lazard Group LLC 6.000% due 03/15/2031		100	101
Lloyds Banking Group PLC 5.679% due 01/05/2035 •		3,600	3,588
Morgan Stanley
4.889% due 07/20/2033 •		4,450	4,292
5.656% due 04/18/2030 •		200	203
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		50	50
NCL Finance Ltd. 6.125% due 03/15/2028 (m)		1,700	1,680
NE Property BV 2.000% due 01/20/2030	EUR	900	839
Newmark Group, Inc. 7.500% due 01/12/2029		$1,300	1,337
Nexi SpA 2.125% due 04/30/2029 (m)	EUR	1,775	1,722
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		$1,600	1,389
Nomura Holdings, Inc. 1.851% due 07/16/2025		900	865
OneMain Finance Corp. 7.875% due 03/15/2030		900	929
PennyMac Financial Services, Inc. 7.875% due 12/15/2029		800	826
Piedmont Operating Partnership LP 9.250% due 07/20/2028		1,600	1,708
Principal Life Global Funding 1.250% due 08/16/2026		700	642
Rexford Industrial Realty LP 2.125% due 12/01/2030		700	574
RGA Global Funding
5.500% due 01/11/2031		100	100
6.000% due 11/21/2028		300	309
Rocket Mortgage LLC 2.875% due 10/15/2026 (m)		1,800	1,682
Sagax Euro Mtn NL BV 1.000% due 05/17/2029	EUR	900	835
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		$1,100	1,040
SBA Communications Corp. 3.125% due 02/01/2029 (m)		1,000	892

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SLM Corp. 3.125% due 11/02/2026		2,400	2,238
UBS Group AG
4.988% due 08/05/2033 •		1,400	1,336
6.442% due 08/11/2028 •		900	923
6.537% due 08/12/2033 •		600	630
9.016% due 11/15/2033 •		1,100	1,327
VICI Properties LP
3.875% due 02/15/2029		2,225	2,059
4.500% due 01/15/2028		500	481
Vornado Realty LP 2.150% due 06/01/2026 (m)		1,700	1,569
Wells Fargo & Co.
3.526% due 03/24/2028 •		200	191
4.897% due 07/25/2033 •		4,600	4,426
Weyerhaeuser Co.
4.000% due 04/15/2030		2,000	1,868
4.000% due 03/09/2052		3,025	2,286
4.750% due 05/15/2026		600	593
7.375% due 03/15/2032		142	159

			119,500

INDUSTRIALS 36.2%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		798	784
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		400	398
Altice France SA 5.125% due 07/15/2029		1,060	699
American Airlines Pass-Through Trust
3.200% due 12/15/2029		196	182
3.375% due 11/01/2028		165	156
3.575% due 07/15/2029		64	61
3.700% due 04/01/2028		101	97
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,800	1,683
Ashtead Capital, Inc.
4.375% due 08/15/2027		2,300	2,216
5.950% due 10/15/2033		200	201
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		300	296
Becton Dickinson & Co. 3.828% due 06/07/2032	EUR	200	215
Berkeley Group PLC 2.500% due 08/11/2031	GBP	900	887
Block, Inc. 3.500% due 06/01/2031		$1,800	1,554
Boeing Co.
3.950% due 08/01/2059		2,350	1,499
5.705% due 05/01/2040		800	738
5.805% due 05/01/2050 (m)		500	451
5.930% due 05/01/2060		500	447
6.298% due 05/01/2029		6,000	6,086
Bombardier, Inc. 7.250% due 07/01/2031		1,350	1,388
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		800	754
5.950% due 08/04/2033		100	103
Boston Scientific Corp.
2.650% due 06/01/2030 (m)		3,641	3,197
4.700% due 03/01/2049		900	802
British Airways Pass-Through Trust 3.300% due 06/15/2034		162	146
CAB SELAS 3.375% due 02/01/2028	EUR	1,323	1,268
Carnival Corp. 4.000% due 08/01/2028		$3,800	3,571
Centene Corp. 2.450% due 07/15/2028		2,100	1,866
Cerba Healthcare SACA 3.500% due 05/31/2028	EUR	800	710
CGI, Inc. 1.450% due 09/14/2026		$100	92
Charter Communications Operating LLC
3.950% due 06/30/2062		300	178
6.100% due 06/01/2029		700	703
6.150% due 11/10/2026		100	101
Cheniere Energy Partners LP
3.250% due 01/31/2032 (m)		2,300	1,965
4.500% due 10/01/2029		1,800	1,716
5.750% due 08/15/2034		1,500	1,507
Choice Hotels International, Inc.
3.700% due 12/01/2029		2,500	2,245
3.700% due 01/15/2031		550	485

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Constellation Brands, Inc. 2.250% due 08/01/2031		1,800	1,478
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		259	263
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		816	671
Continental Resources, Inc. 5.750% due 01/15/2031		750	738
Cox Communications, Inc. 3.500% due 08/15/2027		800	756
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		1,850	1,670
DAE Funding LLC 1.550% due 08/01/2024		600	598
Directv Financing LLC
5.875% due 08/15/2027 (m)		1,200	1,130
8.875% due 02/01/2030 (m)		500	490
Energy Transfer LP 5.000% due 05/15/2044 (m)		1,100	950
EnLink Midstream LLC 6.500% due 09/01/2030		500	512
EQT Corp. 5.000% due 01/15/2029		900	884
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	850
Essent Group Ltd. 6.250% due 07/01/2029 (a)		$100	100
Garda World Security Corp. 6.000% due 06/01/2029		900	822
Glencore Funding LLC 5.400% due 05/08/2028		1,600	1,600
Global Payments, Inc.
1.200% due 03/01/2026		100	93
5.400% due 08/15/2032		400	392
5.950% due 08/15/2052 (m)		1,700	1,640
HCA, Inc. 3.500% due 09/01/2030 (m)		2,700	2,436
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028		900	953
Hyundai Capital America
5.500% due 03/30/2026		300	300
6.512% due 08/04/2025 •		300	301
Imperial Brands Finance PLC 3.125% due 07/26/2024		200	200
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		70	65
JDE Peet's NV 2.250% due 09/24/2031		150	121
John Lewis PLC 4.250% due 12/18/2034	GBP	700	681
JT International Financial Services BV 3.875% due 09/28/2028		$800	765
Las Vegas Sands Corp. 5.900% due 06/01/2027		1,400	1,408
Leidos, Inc. 2.300% due 02/15/2031		3,800	3,133
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,100	1,956
6.500% due 05/15/2027		800	805
Marvell Technology, Inc. 5.750% due 02/15/2029		70	72
Mattel, Inc. 3.375% due 04/01/2026		2,500	2,405
Melco Resorts Finance Ltd. 5.625% due 07/17/2027		1,000	956
MGM China Holdings Ltd. 4.750% due 02/01/2027		2,650	2,527
Mileage Plus Holdings LLC 6.500% due 06/20/2027		60	60
Moody's Corp. 3.100% due 11/29/2061		1,200	737
MSCI, Inc. 3.625% due 11/01/2031 (m)		3,800	3,338
NCL Corp. Ltd. 7.750% due 02/15/2029 (m)		100	104
NetApp, Inc. 3.300% due 09/29/2024		440	437
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028		500	519
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		400	410
Northern Star Resources Ltd. 6.125% due 04/11/2033		50	50
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		200	182
7.250% due 06/15/2031		400	398

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

PRA Health Sciences, Inc. 2.875% due 07/15/2026		1,000	952
Prosus NV 3.832% due 02/08/2051		2,000	1,302
Qorvo, Inc. 3.375% due 04/01/2031		1,800	1,545
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,646
5.500% due 04/01/2028		1,800	1,778
Royalty Pharma PLC 1.750% due 09/02/2027		1,800	1,618
Sands China Ltd.
4.050% due 01/08/2026		200	194
5.400% due 08/08/2028		4,300	4,213
Santos Finance Ltd. 3.649% due 04/29/2031		4,200	3,674
Sealed Air Corp. 1.573% due 10/15/2026		1,300	1,184
Silgan Holdings, Inc. 1.400% due 04/01/2026		900	835
Smith & Nephew PLC 5.400% due 03/20/2034		2,200	2,167
Station Casinos LLC 6.625% due 03/15/2032 (m)		1,800	1,792
Stryker Corp. 1.000% due 12/03/2031	EUR	1,600	1,429
Studio City Finance Ltd. 5.000% due 01/15/2029		$325	286
Sysco Corp.
5.750% due 01/17/2029		597	611
6.000% due 01/17/2034		1,200	1,260
Teva Pharmaceutical Finance Netherlands BV 3.150% due 10/01/2026		1,800	1,691
Thames Water Utilities Finance PLC 1.250% due 01/31/2032	EUR	1,000	775
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$200	221
Travel & Leisure Co. 6.625% due 07/31/2026		150	151
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	900	833
UKG, Inc. 6.875% due 02/01/2031		$700	709
United Airlines Pass-Through Trust
5.800% due 07/15/2037		600	611
5.875% due 04/15/2029		55	55
United Rentals North America, Inc. 3.875% due 11/15/2027		2,600	2,458
Var Energi ASA 8.000% due 11/15/2032		1,300	1,458
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	4,192
3.875% due 11/01/2033		1,125	960
4.125% due 08/15/2031		1,300	1,167
Venture Global LNG, Inc. 9.500% due 02/01/2029		1,000	1,096
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		839	6
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		1,400	1,188
Woodside Finance Ltd.
3.700% due 03/15/2028		600	567
4.500% due 03/04/2029		1,900	1,835
Wynn Macau Ltd.
5.125% due 12/15/2029		1,000	907
5.500% due 10/01/2027		500	477
Wynn Resorts Finance LLC 7.125% due 02/15/2031		1,900	1,971
ZF Europe Finance BV 3.000% due 10/23/2029	EUR	800	793

			133,010

UTILITIES 6.9%
Avangrid, Inc. 3.150% due 12/01/2024		$461	456
Black Hills Corp. 1.037% due 08/23/2024		100	99
Clearway Energy Operating LLC 4.750% due 03/15/2028		875	837
CMS Energy Corp. 2.950% due 02/15/2027		100	94
Constellation Energy Generation LLC 6.125% due 01/15/2034		1,800	1,877
DTE Energy Co. 2.529% due 10/01/2024 þ		147	146

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Edison International 6.950% due 11/15/2029		100	106
EP Infrastructure AS
1.698% due 07/30/2026	EUR	800	793
1.816% due 03/02/2031		1,100	952
2.045% due 10/09/2028		800	752
Eversource Energy 5.950% due 07/15/2034		$1,800	1,817
Exelon Corp. 5.450% due 03/15/2034		1,800	1,788
FirstEnergy Corp. 2.250% due 09/01/2030		1,700	1,425
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026		100	99
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	810
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,700	1,708
Niagara Mohawk Power Corp. 3.508% due 10/01/2024		200	199
ONEOK, Inc. 5.550% due 11/01/2026		1,500	1,507
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	330
3.300% due 12/01/2027		200	187
3.950% due 12/01/2047		1,200	860
4.550% due 07/01/2030		400	379
Plains All American Pipeline LP 4.500% due 12/15/2026		2,500	2,447
Tallgrass Energy Partners LP
6.000% due 12/31/2030		400	373
7.375% due 02/15/2029		400	402
Vistra Operations Co. LLC
3.550% due 07/15/2024		1,100	1,099
3.700% due 01/30/2027		1,700	1,625
5.125% due 05/13/2025		500	497
6.950% due 10/15/2033		1,307	1,400
Wintershall Dea Finance 2 BV 2.499% due 04/20/2026 •(h)	EUR	400	401

			25,465

Total Corporate Bonds & Notes (Cost $280,017)			277,975

U.S. GOVERNMENT AGENCIES 18.2%
Freddie Mac 5.992% due 11/25/2055 «~		$358	220
Uniform Mortgage-Backed Security
3.000% due 05/01/2052		184	157
4.000% due 11/01/2053		973	891
4.500% due 07/01/2052 - 01/01/2053		14,296	13,495
5.000% due 08/01/2052 - 08/01/2053		2,784	2,697
Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2054		700	676
5.500% due 08/01/2054		8,400	8,284
6.000% due 08/01/2054		14,600	14,636
6.500% due 08/01/2054		25,600	26,042

Total U.S. Government Agencies (Cost $66,753)			67,098

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (p)		364	354
0.250% due 01/15/2025		265	259
2.125% due 04/15/2029 (m)		27,853	27,894

Total U.S. Treasury Obligations (Cost $28,341)			28,507

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust 7.504% due 11/25/2045 •		31	13
Banc of America Funding Trust
4.333% due 09/20/2047 ~		285	231
7.000% due 10/25/2037 «		126	85
Banc of America Mortgage Trust 4.035% due 10/25/2035 ~		331	254
BCAP LLC Trust
5.900% due 05/25/2047 •		99	96
6.000% due 07/26/2037 «~		133	111
Bear Stearns ALT-A Trust 4.195% due 04/25/2037 ~		282	194
Bear Stearns Asset-Backed Securities Trust 5.810% due 12/25/2035 «•		244	114
BX Trust 6.342% due 02/15/2039 •		395	391

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Chase Mortgage Finance Trust 5.440% due 09/25/2036 ~	51	43
CIM Trust 5.000% due 05/25/2062 ~	696	684
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036 «	19	18
Countrywide Alternative Loan Trust
5.500% due 04/25/2035 «•	235	175
5.643% due 09/20/2046 •	64	65
5.750% due 07/25/2035	92	56
5.760% due 06/25/2035 •	257	169
5.840% due 07/25/2046 •	69	68
5.840% due 09/25/2046 •	217	200
6.000% due 10/25/2035 •	132	92
6.000% due 08/25/2036 •	206	117
6.000% due 05/25/2037	599	263
6.080% due 11/25/2035 •	92	83
Countrywide Home Loan Mortgage Pass-Through Trust
3.860% due 09/25/2037 ~	60	53
5.750% due 07/25/2037	83	41
6.000% due 10/25/2034 «	4	4
Credit Suisse Mortgage Capital Certificates 3.888% due 12/29/2037 ~	3,840	1,993
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (e)	675	580
6.000% due 07/25/2036	585	272
DBGS Mortgage Trust 6.838% due 10/15/2036 •	1,000	970
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.610% due 02/25/2047 •	1,677	934
5.660% due 08/25/2037 •	159	128
First Horizon Alternative Mortgage Securities Trust
4.783% due 08/25/2035 ~	54	45
6.000% due 05/25/2036	6	2
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	253	110
IndyMac INDX Mortgage Loan Trust
3.979% due 11/25/2035 ~	235	214
4.158% due 05/25/2037 «~	100	79
5.960% due 02/25/2037 •	208	131
Lux Trust 8.019% due 08/15/2040 •	500	504
MASTR Adjustable Rate Mortgages Trust 7.795% due 11/25/2034 «~	62	57
Merrill Lynch Alternative Note Asset Trust 5.680% due 03/25/2037 •	1,792	435
Morgan Stanley Mortgage Loan Trust 3.370% due 11/25/2037 ~	251	171
Residential Accredit Loans, Inc. Trust
1.420% due 12/26/2034 ~	213	73
5.500% due 08/25/2035 •	336	263
5.744% due 07/25/2035 «~	16	14
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 «	12	8
VASA Trust 6.343% due 07/15/2039 •	500	463
WaMu Mortgage Pass-Through Certificates Trust
4.256% due 12/25/2036 ~	93	81
5.951% due 07/25/2047 •	53	43

Total Non-Agency Mortgage-Backed Securities (Cost $13,667)		11,190

ASSET-BACKED SECURITIES 4.7%
ABFC Trust
6.460% due 06/25/2037 •	275	218
6.510% due 03/25/2034 •	420	403
ACE Securities Corp. Home Equity Loan Trust 6.285% due 12/25/2045 •	520	390
Allegro CLO Ltd. 6.736% due 07/20/2032 •	1,000	1,001
AREIT LLC 7.441% due 08/17/2041 •	493	495
Bear Stearns Asset-Backed Securities Trust 7.260% due 07/25/2034 •	90	93
Citigroup Mortgage Loan Trust 5.780% due 12/25/2036 •	873	470
Elmwood CLO Ltd. 6.947% due 01/17/2034 •	600	602
GoldenTree Loan Management U.S. CLO Ltd. 6.995% due 01/20/2034 •	800	806
GSAMP Trust
5.580% due 12/25/2036 •	405	192
5.920% due 12/25/2046 •	343	167
HSI Asset Securitization Corp. Trust 6.240% due 11/25/2035 •	621	586

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Lehman XS Trust 5.770% due 03/25/2037 •		643	566
Madison Park Funding Ltd. 6.507% due 10/18/2030 •		587	588
MASTR Asset-Backed Securities Trust
5.680% due 08/25/2036 •		482	180
5.760% due 08/25/2036 •		1,090	407
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •		3,222	1,218
5.600% due 10/25/2036 •		621	272
5.610% due 10/25/2036 •		1,595	850
5.610% due 12/25/2036 •		88	43
5.760% due 06/25/2036 •		143	118
5.920% due 09/25/2036 •		687	290
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ		1,009	329
New Century Home Equity Loan Trust 8.460% due 01/25/2033 •		50	41
People's Financial Realty Mortgage Securities Trust 5.600% due 09/25/2036 •		3,454	879
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 þ		2,099	537
Residential Asset Mortgage Products Trust 5.920% due 12/25/2035 •		998	795
Residential Asset Securities Corp. Trust 6.340% due 08/25/2034 •		149	146
Securitized Asset-Backed Receivables LLC Trust
5.960% due 03/25/2036 •		1,185	714
5.960% due 05/25/2036 •		733	380
SG Mortgage Securities Trust 5.820% due 02/25/2036 •		1,005	496
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •		700	701
Structured Asset Investment Loan Trust
6.585% due 01/25/2035 •		1,024	852
6.840% due 04/25/2033 «•		35	34
7.035% due 01/25/2035 •		1,102	864
7.185% due 01/25/2035 •		954	440

Total Asset-Backed Securities (Cost $19,625)			17,163

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
1.000% due 07/09/2029		29	16
3.500% due 07/09/2041 þ		1,800	709
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	479
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	18,300	3,030
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	16,744	771
3.000% due 12/03/2026 (g)		1,301	66
4.000% due 11/30/2028 (g)		12,192	624
4.000% due 08/24/2034 (g)		2,601	127
Peru Government International Bond 6.950% due 08/12/2031	PEN	900	241

Total Sovereign Issues (Cost $6,688)			6,063

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(d)(k)		904,655	98

FINANCIALS 0.0%
Intelsat Emergence SA «(k)		937	35

Total Common Stocks (Cost $183)			133

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		1	0

INFORMATION TECHNOLOGY 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(k)		5,979	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (l) 1.2%		4,582

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
5.378% due 07/11/2024 (e)(f)	$2	2

Total Short-Term Instruments (Cost $4,584)		4,584

Total Investments in Securities (Cost $455,875)		448,879

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
MUTUAL FUNDS (i) 2.3%
PIMCO Senior Loan Active Exchange-Traded Fund	165,100	8,446

Total Mutual Funds (Cost $8,379)		8,446

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	4,918	48

Total Short-Term Instruments (Cost $47)		48

Total Investments in Affiliates (Cost $8,426)		8,494

Total Investments 124.3% (Cost $464,301)		$457,373
Financial Derivative Instruments (n)(o) 0.4%(Cost or Premiums, net $811)		1,474
Other Assets and Liabilities, net (24.7)%		(90,973)

Net Assets 100.0%		$367,874

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Institutional Class Shares of each Fund.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil 'B'	06/10/2022	98	98	0.03
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	12/21/2022	85	35	0.01

$183	$133	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.350%	06/28/2024	07/01/2024	$2,400	U.S. Treasury Bonds 1.125% due 05/15/2040	$(2,425)	$2,400	$2,401
FICC	2.600	06/28/2024	07/01/2024	498	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(508)	498	498
RDR	5.150	06/14/2024	08/02/2024	1,684	General Motors Co. 6.800% due 10/01/2027	(1,689)	1,684	1,688

Total Repurchase Agreements	$(4,622)	$4,582	$4,587

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.000%	06/14/2024	07/11/2024	$(80)	$(80)
5.250	06/14/2024	07/11/2024	(2,339)	(2,345)
5.270	06/14/2024	07/11/2024	(2,045)	(2,051)
5.280	06/14/2024	07/11/2024	(1,274)	(1,277)
5.300	06/14/2024	07/11/2024	(1,889)	(1,893)
5.650	06/14/2024	07/11/2024	(673)	(675)
BPS	5.400	05/21/2024	TBD(3)	(2,951)	(2,969)
DEU	5.480	06/26/2024	07/03/2024	(21,571)	(21,587)
JML	0.500	06/17/2024	TBD(3)	EUR	(364)	(390)
JPS	5.300	06/14/2024	08/02/2024	$(4,281)	(4,291)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.350	06/14/2024	08/02/2024	(2,691)	(2,698)
5.400	06/14/2024	08/02/2024	(2,874)	(2,882)
MYI	0.250	06/18/2024	TBD(3)	EUR	(273)	(293)

Total Reverse Repurchase Agreements	$(43,431)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Corporate Bonds & Notes (0.5)%
Industrials (0.5)%
General Motors Co.	6.800%	10/01/2027	$1,600	$(1,677)	$(1,689)

Total Short Sales (0.5)%	$(1,677)	$(1,689)

(m)	Securities with an aggregate market value of $46,118 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(7,565) at a weighted average interest rate of 5.234%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(27) of accrued interest expense.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	161	$17,159	$65	$0	$(27)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	1	$(888)	$0	$3	$(1)
U.S. Treasury 10-Year Note September Futures	09/2024	142	(15,618)	(108)	57	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	167	(18,960)	(144)	121	0
U.S. Treasury Long-Term Bond September Futures	09/2024	292	(34,547)	(151)	424	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	61	(7,646)	(37)	150	0

$(440)	$755	$(1)

Total Futures Contracts	$(375)	$755	$(28)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.094%	$300	$0	$(1)	$(1)	$0	$0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.068	4,200	(153)	133	(20)	0	(1)

$(153)	$132	$(21)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.485%	$100	$(1)	$3	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	400	(2)	8	6	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.173	200	3	(2)	1	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	EUR	450	(81)	85	4	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.347		600	(54)	60	6	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.390		$100	17	0	17	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	0.378		700	(6)	14	8	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		400	1	1	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580		200	0	3	3	0	0

							$(123)	$172	$49	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	2,700	$23	$(10)	$13	$0	$(4)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		400	(8)	23	15	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	33	32	2	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$2,800	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		54,500	816	(1)	815	104	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		300	(1)	(2)	(3)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		500	(2)	0	(2)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		300	(1)	(2)	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		3,900	222	1,146	1,368	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,000	60	(16)	44	17	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	8,000	0	(56)	(56)	0	(5)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		7,300	0	(50)	(50)	0	(5)
Pay	1-Year BRL-CDI	9.835	Maturity	01/04/2027		12,700	0	(87)	(87)	0	(8)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		1,800	0	(12)	(12)	0	(1)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034	EUR	200	(1)	0	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	2,600	(20)	27	7	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		3,100	(17)	23	6	3	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	400	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		200	0	2	2	0	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		800	(9)	11	2	1	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		2,700	10	(21)	(11)	0	(6)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	595	726	2	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		3,000	(123)	126	3	7	0

							$1,078	$1,718	$2,796	$200	$(34)

Total Swap Agreements							$802	$2,022	$2,824	$201	$(35)

Cash of $6,187 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	$143	HKD	1,114	$0	$0
BPS	07/2024	CAD	3,656	$2,679	6	0
07/2024	IDR	13,221,081	807	0	(1)
07/2024	JPY	11,400	73	2	0
07/2024	$519	AUD	779	1	0
07/2024	1,665	EUR	1,547	0	(8)
08/2024	AUD	779	$519	0	(1)
10/2024	CNH	6,573	914	6	0
BRC	07/2024	NOK	460	44	1	0
07/2024	$194	TRY	6,683	6	0
08/2024	431	15,027	3	0
09/2024	MXN	13,028	$695	0	(8)
09/2024	$71	TRY	2,561	1	0
BSH	07/2024	BRL	16,800	$3,338	332	0
07/2024	$3,022	BRL	16,800	0	(17)
CBK	07/2024	BRL	3,625	$652	4	0
07/2024	GBP	2,481	3,156	19	0
07/2024	$665	BRL	3,625	0	(17)
07/2024	42	TRY	1,407	0	0
08/2024	BRL	3,637	$665	17	0
09/2024	$486	INR	40,656	0	0
FAR	07/2024	AUD	779	$519	0	(1)
07/2024	EUR	20,865	22,725	380	0
GLM	07/2024	BRL	16,800	3,022	17	0
07/2024	$3,107	BRL	16,800	0	(102)
07/2024	1,557	EUR	1,438	0	(17)
08/2024	639	BRL	3,280	0	(55)
08/2024	21	TRY	730	0	0
04/2025	BRL	18,300	$3,282	109	0
JPM	07/2024	3,493	643	18	0
07/2024	$628	BRL	3,493	0	(3)
07/2024	824	IDR	13,368,154	0	(7)
07/2024	725	TRY	24,569	23	0
08/2024	429	15,174	12	0
09/2024	643	BRL	3,516	0	(18)
09/2024	66	INR	5,545	0	0
MBC	07/2024	2,672	CAD	3,658	2	0
07/2024	206	EUR	191	0	(2)
07/2024	3,139	GBP	2,481	0	(3)
07/2024	34	NOK	358	0	0
08/2024	CAD	3,656	$2,672	0	(2)
08/2024	GBP	2,481	3,139	3	0
08/2024	NOK	357	34	0	0
MYI	09/2024	$44	INR	3,702	0	0
09/2024	336	MXN	6,314	5	0
RYL	07/2024	564	EUR	527	1	0
SCX	07/2024	18,387	17,162	0	(8)
07/2024	1	MXN	14	0	0
08/2024	EUR	17,162	$18,414	8	0
09/2024	$300	INR	25,128	0	0
SSB	07/2024	BRL	124	$23	1	0

Total Forward Foreign Currency Contracts	$977	$(270)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	9,000	$0	$5
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	5,400	0	3
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	3,600	0	2
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	2,700	0	2

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	3,600	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	3,600	0	3
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	2,700	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	4,500	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	8,100	0	9
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	3,600	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	4,500	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	4,500	0	5
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	4,500	0	6
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	4,500	0	5
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	3,600	0	3

Total Purchased Options							$0	$59

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	300	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	200	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	300	(1)	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	600	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	600	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	600	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	600	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	600	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	300	(1)	(1)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	1,000	0	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	600	0	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	400	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	300	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	400	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	400	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	300	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	500	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	400	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	500	0	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	400	0	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	500	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	500	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	500	0	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	500	0	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	400	0	(3)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	700	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	700	(1)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	300	(1)	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	400	(1)	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	400	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	400	(1)	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	200	(1)	(1)

$(63)	$(97)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	200	$0	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	200	0	0
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	200	(1)	0

$(2)	$(1)

Total Written Options	$(65)	$(98)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$5,900	$74	$(161)	$0	$(87)

Total Swap Agreements	$74	$(161)	$0	$(87)

(p)

Securities with an aggregate market value of $13 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,877	$4,289	$36,166
Corporate Bonds & Notes
Banking & Finance	0	119,500	0	119,500
Industrials	0	132,747	263	133,010
Utilities	0	25,465	0	25,465
U.S. Government Agencies	0	66,878	220	67,098
U.S. Treasury Obligations	0	28,507	0	28,507
Non-Agency Mortgage-Backed Securities	0	10,525	665	11,190
Asset-Backed Securities	0	17,129	34	17,163
Sovereign Issues	0	6,063	0	6,063
Common Stocks
Energy	0	0	98	98
Financials	0	0	35	35
Short-Term Instruments
Repurchase Agreements	0	4,582	0	4,582
U.S. Treasury Bills	0	2	0	2

$0	$443,275	$5,604	$448,879
Investments in Affiliates, at Value
Mutual Funds	8,446	0	0	8,446
Short-Term Instruments
Central Funds Used for Cash Management Purposes	48	0	0	48

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2024 (Unaudited)

$8,494	$0	$0	$8,494

Total Investments	$8,494	$443,275	$5,604	$457,373

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,689)	$0	$(1,689)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	953	0	956
Over the counter	0	1,036	0	1,036

$3	$1,989	$0	$1,992
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(62)	0	(63)
Over the counter	0	(455)	0	(455)

$(1)	$(517)	$0	$(518)

Total Financial Derivative Instruments	$2	$1,472	$0	$1,474

Totals	$8,496	$443,058	$5,604	$457,158

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,278	$2,095	$(3)	$1	$0	$12	$906	$0	$4,289	$9
Corporate Bonds & Notes
Industrials	283	0	(27)	1	0	6	0	0	263	6
U.S. Government Agencies	223	0	(2)	0	1	(2)	0	0	220	(2)
Non-Agency Mortgage-Backed Securities	695	0	(21)	2	(2)	(9)	0	0	665	(11)
Asset-Backed Securities	634	0	(12)	0	0	0	0	(588)	34	0
Common Stocks
Energy	98	0	0	0	0	0	0	0	98	0
Financials	26	0	0	0	0	9	0	0	35	9

Totals	$3,237	$2,095	$(65)	$4	$(1)	$16	$906	$(588)	$5,604	$11

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,280	Discounted Cash Flow	Discount Rate	10.380	—
3,009	Third Party Vendor	Broker Quote	99.500 - 100.625	100.276
Corporate Bonds & Notes
Industrials	263	Discounted Cash Flow	Discount Rate	11.940	—
U.S. Government Agencies	220	Discounted Cash Flow	Discount Rate	12.149	—
Non-Agency Mortgage-Backed Securities	665	Fair Valuation of Odd Lot Positions	Adjustment Factor Total	2.500	—
Asset-Backed Securities	34	Fair Valuation of Odd Lot Positions	Adjustment Factor Total	2.500	—
Common Stocks
Energy	98	Comparable Companies	EBITDA Multiple	X	5.100	—
Financials	35	Comparable Companies	EBITDA Multiple	X	4.240	—

Total	$5,604

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.5%
AI Silk Midco Ltd. 8.785% (EURO03M + 5.000%) due 03/04/2031 ~	EUR	3,500	$3,720
Air Canada 7.847% due 03/21/2031		$3,360	3,369
Altar Bidco, Inc. 10.399% due 02/01/2030		900	885
Altice France SA 10.829% due 08/15/2028		5,872	4,330
American Airlines, Inc. 10.336% due 04/20/2028		3,880	4,013
AP Core Holdings LLC 10.958% due 09/01/2027		2,600	2,278
Asurion LLC 9.694% due 08/19/2028		152	152
BCPE Empire Holdings, Inc. 9.344% due 12/11/2028		1,960	1,963
Boels Topholding BV
6.802% (EURO03M + 3.000%) due 05/23/2031 ~	EUR	2,586	2,773
Broadcom Inc.
TBD% due 08/14/2026 «		$1,500	1,493
Caesars Entertainment Corp. 8.097% due 02/06/2031		2,850	2,856
Carnival Corp. 8.094% due 10/18/2028		2,656	2,666
Castlelake LP 8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~		6,353	5,916
Charter Communications Operating LLC 7.052% due 02/01/2027		12,893	12,892
Cohesity
TBD% due 03/08/2031 «µ		1,374	1,374
TBD% due 03/08/2031 «		13,000	13,000
CoreWeave Compute Acquisition Co. LLC TBD% - 11.335% due 05/16/2029 «µ		1,700	1,700
Cotiviti, Inc. 8.579% due 05/01/2031		7,980	7,960
Diamond Sports Group LLC TBD% - 15.429% due 05/25/2026		250	235
Endure Digital, Inc. 8.944% due 02/10/2028		2,329	2,169
EPIC Y-Grade Services LP 11.058% due 06/29/2029		600	600
Fortress Intermediate 3, Inc. TBD% due 06/27/2031 «		3,600	3,609
Frontier Communications Corp. 9.208% due 10/08/2027		1,935	1,936
GIP II Blue Holding LP 9.094% due 09/29/2028		3,787	3,831
Global Medical Response, Inc. TBD% due 10/31/2028		799	775
Graham Packaging Co., Inc. 8.458% due 08/04/2027		2,205	2,211
IRB Holding Corp. 8.194% due 12/15/2027		2,675	2,677
Ivanti Software, Inc. 9.814% due 12/01/2027		1,280	1,021
LifePoint Health, Inc.
9.329% due 05/17/2031		4,400	4,412
10.056% due 11/16/2028		1,859	1,871
Marriott Ownership Resorts, Inc. 7.594% due 04/01/2031		771	774
MasOrange TBD% due 03/25/2031		2,100	2,108
Medline Borrower LP 8.094% due 10/23/2028		1,781	1,786
MH SUB I, LLC 9.594% due 05/03/2028		1,020	1,020
Modena Buyer LLC TBD% due 04/18/2031		4,900	4,789
MPH Acquisition Holdings LLC 9.859% due 09/01/2028		2	2
Nouryon Finance BV 7.215% (EURO03M + 3.500%) due 04/03/2028 ~	EUR	755	806
Olympus Water U.S. Holding Corp. 8.847% due 11/09/2028		$2,080	2,086

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Project Hudson II 7.730% due 05/29/2026 «		1,700	1,707
Project Mercury 0.400% - 8.088% (EURO06M + 4.200%) due 08/11/2030 «~	EUR	2,700	2,960
Republic of Turkey TBD% due 04/27/2031 «		3,100	3,758
Sabre GLBL, Inc. 8.958% due 12/17/2027		$2,701	2,441
SCUR-Alpha 1503 GmbH 10.830% due 03/29/2030		988	936
SOCAR Turkey Enerji AS 7.348% (EURO06M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,268
Softbank Vision Fund II 6.000% due 12/23/2025 «		$7,056	6,762
Standard Industries, Inc. 7.344% due 09/22/2028		2,552	2,561
TransDigm, Inc. 7.843% due 02/28/2031		3,420	3,431
WHITE CAP BUYER LLC
TBD% due 10/19/2029		1,965	1,971
Windstream Services LLC
9.444% due 02/23/2027 «		4,000	4,000
11.694% due 09/21/2027		384	385
Worldwide Express Operations LLC 9.846% due 07/26/2028		1,075	1,080
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		119	108

Total Loan Participations and Assignments (Cost $151,037)			148,426

CORPORATE BONDS & NOTES 47.7%
BANKING & FINANCE 16.5%
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034		3,300	3,392
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,548
4.450% due 04/03/2026		550	540
AIA Group Ltd. 3.200% due 09/16/2040		800	586
Aircastle Ltd. 2.850% due 01/26/2028		560	507
Alamo Re Ltd. 16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~		700	692
Ally Financial, Inc. 8.000% due 11/01/2031		14,166	15,648
American Assets Trust LP 3.375% due 02/01/2031		810	664
American Homes 4 Rent LP
2.375% due 07/15/2031		100	81
3.375% due 07/15/2051		100	65
4.900% due 02/15/2029		1,910	1,868
American Tower Corp.
2.100% due 06/15/2030		1,200	1,006
2.750% due 01/15/2027		1,860	1,746
2.900% due 01/15/2030		870	767
3.375% due 10/15/2026		290	277
3.800% due 08/15/2029		1,950	1,813
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	1,025
Antares Holdings LP 2.750% due 01/15/2027		1,050	954
Aon Corp. 2.800% due 05/15/2030		670	588
Armor Holdco, Inc. 8.500% due 11/15/2029		550	525
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		700	697
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,085
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	3,022
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	6,830
2.875% due 02/15/2025		2,000	1,960
3.250% due 02/15/2027		500	468
4.250% due 04/15/2026		1,575	1,530
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,389
7.708% due 01/18/2028 •		2,400	2,714
10.500% due 07/23/2029		2,400	3,080
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,400	1,396
Banco Santander SA 2.746% due 05/28/2025		$800	779

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Banco Votorantim SA 4.500% due 09/24/2024		600	597
Bank of America Corp.
2.676% due 06/19/2041 •		640	447
2.687% due 04/22/2032 •		3,000	2,537
2.884% due 10/22/2030 •		4,490	3,997
3.705% due 04/24/2028 •		6,700	6,419
Barclays PLC
4.375% due 01/12/2026		4,100	4,033
4.375% due 03/15/2028 •(h)(i)		1,800	1,516
6.125% due 12/15/2025 •(h)(i)		3,000	2,944
6.375% due 12/15/2025 •(h)(i)	GBP	600	739
7.125% due 06/15/2025 •(h)(i)		3,700	4,642
BGC Group, Inc. 4.375% due 12/15/2025		$2,540	2,473
Blue Owl Finance LLC 6.250% due 04/18/2034		2,000	2,006
BNP Paribas SA
1.904% due 09/30/2028 •		100	89
2.219% due 06/09/2026 •		1,600	1,547
3.052% due 01/13/2031 •		4,600	4,031
4.625% due 01/12/2027 •(h)(i)		2,200	1,985
7.000% due 08/16/2028 •(h)(i)		2,000	1,975
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,500	1,565
BPCE SA
6.714% due 10/19/2029 •		2,500	2,593
7.003% due 10/19/2034 •		2,500	2,674
Brandywine Operating Partnership LP 8.875% due 04/12/2029		3,000	3,128
Brixmor Operating Partnership LP 4.125% due 05/15/2029		190	179
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	412
4.350% due 04/15/2030		3,400	3,224
4.700% due 09/20/2047		626	531
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,564
CaixaBank SA
5.673% due 03/15/2030 •		1,200	1,195
6.840% due 09/13/2034 •		2,500	2,642
CI Financial Corp. 7.500% due 05/30/2029		2,800	2,775
Citigroup, Inc. 2.572% due 06/03/2031 •		4,400	3,778
Commerzbank AG 8.625% due 02/28/2033 •	GBP	4,000	5,363
CoStar Group, Inc. 2.800% due 07/15/2030		$1,020	863
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	31,400	8,374
Credit Acceptance Corp. 9.250% due 12/15/2028		$2,750	2,910
Credit Agricole SA 1.907% due 06/16/2026 •		3,550	3,418
Credit Suisse AG AT1 Claim		12,750	1,531
Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,687
3.100% due 11/15/2029		1,020	911
3.650% due 09/01/2027		1,464	1,392
4.000% due 03/01/2027		199	192
4.000% due 11/15/2049		500	381
CubeSmart LP 2.000% due 02/15/2031		1,525	1,236
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,358
Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,531
5.882% due 07/08/2031 •		2,800	2,745
Discover Bank 4.650% due 09/13/2028		1,100	1,057
DOC DR LLC
3.950% due 01/15/2028		23	22
4.300% due 03/15/2027		3,000	2,936
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,221
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	1,937
9.250% due 04/01/2029		3,000	3,130
Equinix, Inc. 3.200% due 11/18/2029		910	820
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	400	388
Essex Portfolio LP
1.650% due 01/15/2031		$700	556

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

2.650% due 03/15/2032		690	572
2.650% due 09/01/2050		300	172
European Union 3.000% due 12/04/2034	EUR	34,300	36,220
Extra Space Storage LP
3.875% due 12/15/2027		$112	107
4.000% due 06/15/2029		150	141
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,400	1,267
3.375% due 11/13/2025		13,100	12,684
3.815% due 11/02/2027		800	751
4.535% due 03/06/2025	GBP	4,900	6,147
4.542% due 08/01/2026		$600	584
5.125% due 06/16/2025		8,920	8,855
7.350% due 11/04/2027		300	313
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,551
7.000% due 05/01/2031		6,400	6,545
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,417
7.625% due 05/01/2026		1,100	1,093
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029		3,400	3,401
Gaci First Investment Co.
4.750% due 02/14/2030		10,000	9,734
5.125% due 02/14/2053		2,700	2,339
Gateway Re Ltd. 5.355% (T-BILL 1MO) due 12/23/2028 ~		600	551
GLP Capital LP
4.000% due 01/15/2030		100	92
5.750% due 06/01/2028		890	891
Goldman Sachs Group, Inc.
3.800% due 03/15/2030		2,500	2,338
5.727% due 04/25/2030 •		1,700	1,731
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,360
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	692
HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,860
3.750% due 09/15/2030		2,520	2,200
Highwoods Realty LP 3.050% due 02/15/2030		100	85
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	3,111
4.375% due 02/01/2031		500	431
HSBC Holdings PLC
2.357% due 08/18/2031 •		400	334
2.804% due 05/24/2032 •		1,700	1,423
2.848% due 06/04/2031 •		4,600	3,978
3.973% due 05/22/2030 •		1,140	1,066
4.041% due 03/13/2028 •		1,020	983
4.250% due 08/18/2025		4,200	4,126
4.292% due 09/12/2026 •		1,000	983
4.583% due 06/19/2029 •		400	387
4.600% due 12/17/2030 •(h)(i)		2,450	2,106
4.700% due 03/09/2031 •(h)(i)		1,100	940
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	3,058
6.985% (US0003M + 1.380%) due 09/12/2026 ~		$1,700	1,719
Hudson Pacific Properties LP
3.250% due 01/15/2030		980	678
4.650% due 04/01/2029		300	231
ING Groep NV
5.335% due 03/19/2030 •		3,500	3,487
5.750% due 11/16/2026 •(h)(i)		2,800	2,694
Intercontinental Exchange, Inc. 3.625% due 09/01/2028		430	406
Intesa Sanpaolo SpA 6.625% due 06/20/2033		3,300	3,405
JAB Holdings BV 2.200% due 11/23/2030		335	270
Jane Street Group 7.125% due 04/30/2031		5,300	5,439
Jefferies Finance LLC 5.000% due 08/15/2028		1,100	1,016
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	9,461
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	23,238	1,898
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$700	600
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	671
3.750% due 07/01/2029		300	281
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,130	1,071

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Lazard Group LLC 6.000% due 03/15/2031		1,975	1,998
LeasePlan Corp. NV 2.875% due 10/24/2024		600	594
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		86	85
Lloyds Bank PLC 0.000% due 04/02/2032 þ		2,800	1,839
Lloyds Banking Group PLC
4.375% due 03/22/2028		200	194
4.550% due 08/16/2028		1,000	972
4.947% due 06/27/2025 •(h)(i)	EUR	1,900	2,008
7.500% due 09/27/2025 •(h)(i)		$2,400	2,405
LPL Holdings, Inc. 4.000% due 03/15/2029		1,385	1,292
Macquarie Airfinance Holdings Ltd. 6.500% due 03/26/2031		1,150	1,183
Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,171
6.500% due 05/01/2028		1,600	1,515
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,671
2.193% due 02/25/2025		3,500	3,424
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	183
2.201% due 07/10/2031 •		$2,500	2,087
2.869% due 09/13/2030 •		1,000	884
Morgan Stanley
3.790% due 03/21/2030 •	EUR	4,700	5,040
5.173% due 01/16/2030 •		$5,000	4,989
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	1,981
7.125% due 02/01/2032		1,850	1,863
Nationwide Building Society 3.960% due 07/18/2030 •		2,400	2,222
NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)		1,700	1,344
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	1,999
6.000% due 12/29/2025 •(h)(i)		$3,490	3,423
Navient Corp. 5.625% due 01/25/2025		100	99
NE Property BV 1.875% due 10/09/2026	EUR	400	404
Newmark Group, Inc. 7.500% due 01/12/2029		$1,500	1,543
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		1,525	1,360
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,671
2.679% due 07/16/2030		2,300	1,958
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,492
Omega Healthcare Investors, Inc. 4.500% due 01/15/2025		700	695
OneMain Finance Corp.
4.000% due 09/15/2030		550	473
5.375% due 11/15/2029		3,149	2,956
6.625% due 01/15/2028		20	20
7.125% due 03/15/2026		1,740	1,769
Oxford Finance LLC 6.375% due 02/01/2027		1,000	964
Pacific LifeCorp 3.350% due 09/15/2050		1,000	682
Palm RE Ltd. 14.855% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	247
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		7,800	5,099
Panther Escrow Issuer LLC 7.125% due 06/01/2031		4,600	4,656
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,700	1,596
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,684
5.375% due 10/15/2025		2,440	2,420
5.750% due 09/15/2031		2,375	2,226
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		900	880
PRA Group, Inc. 7.375% due 09/01/2025		4,090	4,099
Prudential Funding Asia PLC 3.125% due 04/14/2030		150	134
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	697
Rayonier LP 2.750% due 05/17/2031		300	251

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Realty Income Corp.
3.200% due 01/15/2027		500	473
3.200% due 02/15/2031		820	719
3.250% due 01/15/2031		800	708
3.400% due 01/15/2030		900	820
3.950% due 08/15/2027		438	423
Regency Centers LP 2.950% due 09/15/2029		100	90
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,524
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,197
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	928
Rocket Mortgage LLC
3.875% due 03/01/2031		560	488
4.000% due 10/15/2033		3,850	3,247
Sabine Re Ltd. 13.605% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		400	398
Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	851
6.875% due 04/15/2034		3,000	3,078
Santander Holdings USA, Inc. 3.244% due 10/05/2026		5,000	4,740
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		2,400	2,269
SBA Communications Corp. 3.875% due 02/15/2027		1,000	954
SLM Corp. 4.200% due 10/29/2025		2,000	1,949
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	2,022
4.305% due 05/21/2030 •		2,600	2,463
Stifel Financial Corp. 4.000% due 05/15/2030		980	904
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	335
2.348% due 01/15/2025		900	884
2.750% due 01/15/2030		1,900	1,668
Sunrise FinCo BV 4.875% due 07/15/2031		2,000	1,818
Synchrony Financial 2.875% due 10/28/2031		1,700	1,364
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		1,800	1,736
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	88	108
5.801% due 10/13/2040		190	240
6.052% due 10/13/2039		6,593	8,568
TP ICAP Finance PLC 5.250% due 05/29/2026		4,900	6,121
Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,661
7.375% due 02/13/2034		2,000	1,975
UBS Group AG
2.095% due 02/11/2032 •		700	563
2.593% due 09/11/2025 •		1,950	1,937
3.091% due 05/14/2032 •		1,525	1,301
3.869% due 01/12/2029 •		4,250	4,013
4.194% due 04/01/2031 •		3,100	2,895
5.428% due 02/08/2030 •		2,000	1,996
5.617% due 09/13/2030 •		2,500	2,511
UniCredit SpA 2.569% due 09/22/2026 •		8,650	8,299
VICI Properties LP
3.875% due 02/15/2029		3,550	3,285
4.125% due 08/15/2030		625	569
4.250% due 12/01/2026		2,030	1,959
5.750% due 02/01/2027		1,030	1,031
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,672
3.000% due 04/22/2026		282	271
3.068% due 04/30/2041 •		2,100	1,541
3.196% due 06/17/2027 •		7,200	6,895
Welltower OP LLC 4.250% due 04/15/2028		385	372
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,251
6.950% due 10/01/2027		460	484
7.375% due 03/15/2032		508	568

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Willis North America, Inc. 2.950% due 09/15/2029		200	179

			546,140

INDUSTRIALS 26.4%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	2,518
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		$800	761
5.500% due 07/01/2028		1,000	979
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		2,085	1,888
AEP Transmission Co. LLC 5.150% due 04/01/2034		3,000	2,934
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,279
Air Canada Pass-Through Trust
3.600% due 09/15/2028		449	426
5.250% due 10/01/2030		820	810
Aker BP ASA
3.750% due 01/15/2030		800	733
4.000% due 01/15/2031		1,300	1,181
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,147	1,126
Alcon Finance Corp. 2.600% due 05/27/2030		900	784
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	496
3.550% due 10/01/2027		600	569
ALROSA Finance SA 3.100% due 06/25/2027 ^«(d)		5,500	330
Altice France SA
3.375% due 01/15/2028	EUR	1,025	771
4.250% due 10/15/2029		800	571
5.500% due 10/15/2029		$2,625	1,734
AMC Networks, Inc. 4.250% due 02/15/2029		735	497
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,632	3,122
3.000% due 04/15/2030		113	104
3.150% due 08/15/2033		278	248
3.200% due 12/15/2029		1,434	1,333
3.350% due 04/15/2031		1,351	1,246
3.375% due 11/01/2028		1,320	1,248
3.575% due 07/15/2029		833	788
3.600% due 03/22/2029		621	590
3.600% due 04/15/2031		122	110
3.650% due 08/15/2030		398	376
3.700% due 04/01/2028		253	241
American Airlines, Inc.
5.500% due 04/20/2026		4,850	4,811
5.750% due 04/20/2029		2,975	2,897
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		1,000	895
Amgen, Inc.
5.600% due 03/02/2043		2,400	2,367
5.650% due 03/02/2053		1,350	1,330
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,557
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	349
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	474
4.950% due 01/15/2042		2,100	1,972
Antofagasta PLC 2.375% due 10/14/2030		800	670
Apache Corp. 4.875% due 11/15/2027		870	847
Ashtead Capital, Inc. 4.000% due 05/01/2028		700	662
ATS Corp. 4.125% due 12/15/2028		650	593
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,568
3.875% due 11/01/2029		$1,825	1,661
4.625% due 07/15/2028		1,820	1,734
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,120
4.750% due 06/15/2027		1,150	1,119
B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	2,995
4.375% due 01/15/2028		4,660	4,399
BAE Systems PLC 3.400% due 04/15/2030		1,000	906

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		1,000	1,025
Bausch Health Cos., Inc. 5.500% due 11/01/2025		500	466
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,055
4.375% due 12/15/2028		2,300	2,185
6.375% due 11/21/2030		800	820
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,649
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		800	779
Becton Dickinson & Co. 2.823% due 05/20/2030		270	239
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		1,014	760
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,434
Block, Inc.
2.750% due 06/01/2026		1,325	1,253
3.500% due 06/01/2031		1,400	1,209
6.500% due 05/15/2032		4,600	4,667
Boeing Co.
3.250% due 02/01/2028		2,390	2,190
3.625% due 02/01/2031		1,075	941
5.040% due 05/01/2027		600	587
5.150% due 05/01/2030		2,835	2,723
5.805% due 05/01/2050		1,850	1,668
5.930% due 05/01/2060		2,570	2,299
6.388% due 05/01/2031		1,400	1,426
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		870	820
Boston Scientific Corp. 2.650% due 06/01/2030		720	632
Boyne USA, Inc. 4.750% due 05/15/2029		1,000	934
British Airways Pass-Through Trust
2.900% due 09/15/2036		1,140	987
4.250% due 05/15/2034		792	744
Broadcom, Inc.
2.600% due 02/15/2033		1,000	811
3.137% due 11/15/2035		906	726
3.187% due 11/15/2036		5,240	4,149
3.419% due 04/15/2033		2,380	2,053
3.469% due 04/15/2034		5,534	4,720
4.300% due 11/15/2032		1,590	1,487
4.926% due 05/15/2037		1,038	977
Builders FirstSource, Inc. 4.250% due 02/01/2032		725	642
BWX Technologies, Inc. 4.125% due 06/30/2028		1,770	1,654
CA Magnum Holdings 5.375% due 10/31/2026		2,400	2,290
Cable One, Inc. 4.000% due 11/15/2030		1,575	1,177
Cablevision Lightpath LLC 3.875% due 09/15/2027		325	288
Cameron LNG LLC
3.302% due 01/15/2035		300	247
3.402% due 01/15/2038		400	324
3.701% due 01/15/2039		300	243
Canadian Pacific Railway Co.
3.500% due 05/01/2050		500	360
4.200% due 11/15/2069		270	205
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		2,095	1,946
Carnival Corp. 4.000% due 08/01/2028		6,550	6,155
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	1,400	1,438
CCO Holdings LLC
5.125% due 05/01/2027		$6,000	5,766
5.375% due 06/01/2029		1,000	911
Centene Corp. 4.250% due 12/15/2027		2,200	2,102
CF Industries, Inc. 5.150% due 03/15/2034		2,825	2,711
Charles River Laboratories International, Inc.
4.000% due 03/15/2031		375	335
4.250% due 05/01/2028		420	397
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,479
3.750% due 02/15/2028		1,300	1,209
3.850% due 04/01/2061		3,325	1,944
3.900% due 06/01/2052		1,875	1,177
4.400% due 12/01/2061		2,525	1,649

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.375% due 04/01/2038		500	436
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,410	1,303
Cheniere Energy Partners LP 4.000% due 03/01/2031		2,625	2,389
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,625	3,521
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,038
5.500% due 01/15/2028		$300	278
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,587
5.875% due 02/01/2029		225	223
6.750% due 04/15/2029		1,525	1,529
Chobani LLC 4.625% due 11/15/2028		1,900	1,797
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,662
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,604
4.875% due 07/01/2029		1,200	1,115
Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,775
5.625% due 03/15/2027		2,275	2,121
6.000% due 01/15/2029		1,000	883
Connect Finco SARL 6.750% due 10/01/2026		2,540	2,454
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	456
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	787
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		608	500
Continental Wind LLC 6.000% due 02/28/2033		148	146
Coty, Inc.
3.875% due 04/15/2026	EUR	775	826
5.000% due 04/15/2026		$1,607	1,587
CVS Health Corp.
3.250% due 08/15/2029		100	91
4.780% due 03/25/2038		715	639
CVS Pass-Through Trust
5.773% due 01/10/2033		217	215
5.926% due 01/10/2034		24	24
6.036% due 12/10/2028		47	47
6.943% due 01/10/2030		4,936	4,990
7.507% due 01/10/2032		3,839	3,995
8.353% due 07/10/2031		834	900
DAE Funding LLC
1.550% due 08/01/2024		2,250	2,241
2.625% due 03/20/2025		4,000	3,898
DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	2,015
5.625% due 07/15/2027		1,170	1,184
Dell International LLC
6.020% due 06/15/2026		1,229	1,242
8.100% due 07/15/2036		594	709
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,800	1,779
4.750% due 10/20/2028		2,705	2,635
Directv Financing LLC 5.875% due 08/15/2027		3,200	3,013
DISH DBS Corp. 5.750% due 12/01/2028		2,200	1,529
DT Midstream, Inc.
4.125% due 06/15/2029		1,480	1,368
4.375% due 06/15/2031		1,880	1,714
eBay, Inc. 2.700% due 03/11/2030		1,090	961
Ecopetrol SA 7.375% due 09/18/2043		2,130	1,880
Edgewell Personal Care Co. 4.125% due 04/01/2029		1,300	1,198
Edwards Lifesciences Corp. 4.300% due 06/15/2028		368	356
Elanco Animal Health, Inc. 6.650% due 08/28/2028		1,470	1,494
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050		1,700	1,033
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		1,000	916
4.700% due 05/07/2050		4,700	3,849
Energy Transfer LP
3.750% due 05/15/2030		780	718
5.250% due 04/15/2029		200	199
5.950% due 12/01/2025		40	40

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.000% due 02/01/2029	1,975	1,990
6.125% due 12/15/2045	2,080	2,041
6.500% due 02/01/2042	800	828
Eni SpA 5.500% due 05/15/2034	3,425	3,395
EnLink Midstream LLC 5.625% due 01/15/2028	750	746
Enterprise Products Operating LLC 4.200% due 01/31/2050	200	161
EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	2,097
6.000% due 07/01/2025	144	144
6.500% due 07/01/2027	1,930	1,952
EQT Corp.
5.000% due 01/15/2029	900	884
7.000% due 02/01/2030	2,000	2,124
ESAB Corp. 6.250% due 04/15/2029	2,000	2,015
Expedia Group, Inc.
2.950% due 03/15/2031	364	315
4.625% due 08/01/2027	400	393
6.250% due 05/01/2025	1,323	1,325
FAGE International SA 5.625% due 08/15/2026	741	735
Fair Isaac Corp. 4.000% due 06/15/2028	2,095	1,961
Ferguson Finance PLC 3.250% due 06/02/2030	600	542
First Student Bidco, Inc. 4.000% due 07/31/2029	2,675	2,413
Flutter Treasury Designated Activity Co. 6.375% due 04/29/2029	4,000	4,028
Foundation Building Materials, Inc. 6.000% due 03/01/2029	375	333
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,920	2,801
4.375% due 08/01/2028	1,000	967
5.250% due 09/01/2029	500	497
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	2,940	2,323
Frontier Communications Holdings LLC 5.875% due 10/15/2027	2,750	2,688
Full House Resorts, Inc. 8.250% due 02/15/2028	2,975	2,860
Gap, Inc.
3.625% due 10/01/2029	3,100	2,687
3.875% due 10/01/2031	1,550	1,296
Garda World Security Corp. 4.625% due 02/15/2027	660	631
Gartner, Inc.
3.750% due 10/01/2030	2,825	2,536
4.500% due 07/01/2028	910	878
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034	5,500	4,263
Gen Digital, Inc. 5.000% due 04/15/2025	185	184
General Motors Co. 6.800% due 10/01/2027	600	623
Global Medical Response, Inc. 0.000% due 10/31/2028	202	197
Global Partners LP 6.875% due 01/15/2029	1,670	1,656
GN Bondco LLC 9.500% due 10/15/2031	3,300	3,079
goeasy Ltd. 9.250% due 12/01/2028	2,000	2,125
Gray Oak Pipeline LLC 3.450% due 10/15/2027	470	442
Gray Television, Inc. 4.750% due 10/15/2030	2,000	1,202
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038	3,700	3,764
Guara Norte SARL 5.198% due 06/15/2034	2,484	2,291
GYP Holdings Corp. 4.625% due 05/01/2029	400	371
HCA, Inc.
3.500% due 09/01/2030	1,230	1,110
4.500% due 02/15/2027	3,360	3,284
5.375% due 09/01/2026	2,813	2,807
5.625% due 09/01/2028	3,224	3,254
5.875% due 02/15/2026	205	205
5.875% due 02/01/2029	1,600	1,629
HealthEquity, Inc. 4.500% due 10/01/2029	2,000	1,872

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,522
3.750% due 05/01/2029		5,000	4,590
4.000% due 05/01/2031		1,375	1,232
5.750% due 05/01/2028		1,500	1,494
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	975
5.000% due 06/01/2029		1,675	1,563
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	573
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032		2,225	2,261
IHO Verwaltungs GmbH (3.875% cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	100	105
Imola Merger Corp. 4.750% due 05/15/2029		$4,325	4,047
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	1,000	1,040
Infor, Inc. 1.750% due 07/15/2025		$900	863
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	2,084
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	4,863
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	800	848
IQVIA, Inc. 5.700% due 05/15/2028		$1,000	1,012
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,480	1,388
John Lewis PLC 4.250% due 12/18/2034	GBP	800	779
KazMunayGas National Co. JSC
5.375% due 04/24/2030		$1,600	1,562
5.750% due 04/19/2047		3,600	3,142
Kinder Morgan, Inc. 7.750% due 01/15/2032		10,100	11,404
Kraft Heinz Foods Co.
4.375% due 06/01/2046		4,600	3,745
6.875% due 01/26/2039		1,000	1,112
LABL, Inc. 6.750% due 07/15/2026		1,900	1,878
Lamar Media Corp.
3.625% due 01/15/2031		775	683
4.000% due 02/15/2030		500	454
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,492
Leidos, Inc.
2.300% due 02/15/2031		950	783
4.375% due 05/15/2030		640	605
Level 3 Financing, Inc.
3.875% due 10/15/2030		3,250	1,719
4.000% due 04/15/2031		1,825	963
11.000% due 11/15/2029		1,225	1,255
Leviathan Bond Ltd. 6.500% due 06/30/2027		1,470	1,380
LifePoint Health, Inc. 11.000% due 10/15/2030		2,400	2,647
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,863
4.750% due 10/15/2027		480	460
Marriott International, Inc. 3.500% due 10/15/2032		2,210	1,914
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		575	529
Masco Corp. 4.500% due 05/15/2047		490	406
Mattel, Inc.
3.375% due 04/01/2026		875	842
3.750% due 04/01/2029		725	669
5.875% due 12/15/2027		400	401
Medline Borrower LP 6.250% due 04/01/2029		4,000	4,050
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	686
5.375% due 12/04/2029		5,700	5,119
5.625% due 07/17/2027		1,630	1,558
MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,718
5.875% due 05/15/2026		2,675	2,649
MGM Resorts International 5.500% due 04/15/2027		1,110	1,096
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,305
Mileage Plus Holdings LLC 6.500% due 06/20/2027		480	481

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,011
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$750	567
MPLX LP 4.250% due 12/01/2027		100	97
Mundys SpA 1.625% due 02/03/2025	EUR	500	527
National Football League
5.480% due 10/05/2028 «(j)		$6,600	6,588
5.580% due 10/05/2033 «(j)		5,000	4,983
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	966
NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	2,131
5.875% due 02/15/2027		900	889
8.125% due 01/15/2029		2,000	2,097
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	5,093
3.625% due 06/15/2030		2,000	2,140
3.875% due 11/15/2029		3,200	3,474
4.875% due 06/15/2030		$2,560	2,521
5.375% due 11/15/2029		1,655	1,672
5.875% due 11/15/2028		5,900	6,081
6.375% due 05/15/2029		1,070	1,128
New Albertsons LP 6.570% due 02/23/2028		800	789
Newell Brands, Inc. 4.875% due 06/01/2025		480	473
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029		1,325	958
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,000	2,866
4.810% due 09/17/2030		3,880	3,606
Noble Finance LLC 8.000% due 04/15/2030		2,000	2,083
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,352
Novelis Corp.
3.250% due 11/15/2026		600	565
3.875% due 08/15/2031		700	607
NPC Ukrenergo 6.875% due 11/09/2028		600	221
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,790
6.375% due 10/01/2030		1,310	1,333
NVR, Inc. 3.000% due 05/15/2030		940	834
NXP BV
3.150% due 05/01/2027		200	189
3.875% due 06/18/2026		1,400	1,360
Occidental Petroleum Corp.
5.500% due 12/01/2025		2,625	2,620
6.375% due 09/01/2028		3,980	4,110
6.450% due 09/15/2036		250	261
6.625% due 09/01/2030		1,990	2,088
8.875% due 07/15/2030		1,040	1,199
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,760
4.250% due 10/01/2028		$1,700	1,549
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,681
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	542
Oracle Corp. 3.850% due 04/01/2060		3,200	2,202
Organon & Co. 4.125% due 04/30/2028		8,000	7,437
Outfront Media Capital LLC 7.375% due 02/15/2031		1,000	1,042
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	2,906
Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	91
3.450% due 07/01/2024		1,610	1,610
Pertamina Persero PT
4.150% due 02/25/2060		1,000	739
4.175% due 01/21/2050		1,500	1,161
4.700% due 07/30/2049		3,000	2,528
5.625% due 05/20/2043		3,100	2,993
6.500% due 05/27/2041		3,000	3,190
6.500% due 11/07/2048		3,500	3,737
Petroleos de Venezuela SA
5.375% due 04/12/2027		11,221	1,369
5.500% due 04/12/2037		47,485	5,746

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,892
6.375% due 01/23/2045		8,510	5,523
6.750% due 09/21/2047		13,456	8,860
6.950% due 01/28/2060		4,262	2,822
7.690% due 01/23/2050		22,370	16,188
PetSmart, Inc.
4.750% due 02/15/2028		1,350	1,256
7.750% due 02/15/2029		825	804
Picard Groupe SAS 6.375% due 07/01/2029 (b)	EUR	2,000	2,142
Pinnacle Bidco PLC 8.250% due 10/11/2028		3,000	3,415
Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,308
5.625% due 01/15/2028		200	197
Prestige Brands, Inc.
3.750% due 04/01/2031		850	740
5.125% due 01/15/2028		100	97
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	3,149
5.750% due 04/15/2026		1,440	1,430
ProFrac Holdings LLC 12.582% (TSFR3M + 7.250%) due 01/23/2029 ~		657	672
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,443
1.985% due 07/13/2033		2,350	1,985
3.061% due 07/13/2031		$1,850	1,533
3.680% due 01/21/2030		1,200	1,067
3.832% due 02/08/2051		2,000	1,302
4.027% due 08/03/2050		900	610
PTC, Inc. 4.000% due 02/15/2028		200	189
Quanta Services, Inc. 2.900% due 10/01/2030		975	859
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		1,500	1,622
ReNew Pvt Ltd. 5.875% due 03/05/2027		478	464
Rivian Holdings LLC 11.310% due 10/15/2026 •		5,300	5,373
Rockies Express Pipeline LLC 4.800% due 05/15/2030		2,980	2,754
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	921
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	1,000	1,081
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		$2,300	2,207
5.625% due 03/01/2025		3,018	3,012
Sabre Global, Inc. 8.625% due 06/01/2027		740	682
Sands China Ltd.
2.850% due 03/08/2029		3,700	3,259
3.250% due 08/08/2031		2,100	1,771
4.050% due 01/08/2026		1,000	968
5.125% due 08/08/2025		2,100	2,083
5.400% due 08/08/2028		4,100	4,017
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,159
Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	2,755
4.875% due 09/14/2035		5,200	5,801
Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,697
6.500% due 09/27/2028		4,350	4,151
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	370
3.500% due 11/24/2070		2,000	1,298
Seadrill Finance Ltd. 8.375% due 08/01/2030		3,350	3,504
Seagate HDD Cayman 9.625% due 12/01/2032		3,698	4,222
Sensata Technologies BV 4.000% due 04/15/2029		2,500	2,297
SIG Combibloc PurchaseCo SARL 2.125% due 06/18/2025	EUR	1,400	1,471
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	220
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	858
4.125% due 07/01/2030		1,200	1,026
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		1,000	1,035
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,405

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Southern Co. 3.700% due 04/30/2030		2,300	2,121
Southwestern Energy Co. 5.375% due 02/01/2029		660	642
Speedway Motorsports LLC 4.875% due 11/01/2027		950	908
Spirit AeroSystems, Inc. 9.750% due 11/15/2030		2,000	2,209
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		67	59
4.100% due 10/01/2029		321	301
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		1,800	1,315
SS&C Technologies, Inc. 6.500% due 06/01/2032		5,450	5,501
Stagwell Global LLC 5.625% due 08/15/2029		3,000	2,773
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,047
3.375% due 01/15/2031		$6,420	5,416
4.375% due 07/15/2030		1,190	1,076
4.750% due 01/15/2028		1,200	1,143
5.000% due 02/15/2027		1,170	1,138
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,149
4.625% due 12/01/2031		2,000	1,784
Stryker Corp. 2.900% due 06/15/2050		400	263
Sunoco LP 4.500% due 05/15/2029		1,875	1,755
Superior Plus LP 4.500% due 03/15/2029		800	735
T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	2,066
2.250% due 02/15/2026		1,300	1,236
2.550% due 02/15/2031		1,165	989
2.625% due 02/15/2029		2,475	2,219
2.875% due 02/15/2031		3,210	2,790
3.000% due 02/15/2041		1,700	1,217
3.500% due 04/15/2031		3,325	2,991
3.750% due 04/15/2027		760	731
3.875% due 04/15/2030		4,650	4,348
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	409
Teck Resources Ltd. 3.900% due 07/15/2030		$1,040	966
TEGNA, Inc.
4.625% due 03/15/2028		2,150	1,945
4.750% due 03/15/2026		1,000	979
Teleflex, Inc. 4.625% due 11/15/2027		200	193
Tenet Healthcare Corp.
4.375% due 01/15/2030		1,200	1,113
4.625% due 06/15/2028		660	628
Thames Water Utilities Finance PLC 4.375% due 01/18/2031	EUR	6,200	5,732
TK Elevator Midco GmbH 4.375% due 07/15/2027		1,000	1,034
Topaz Solar Farms LLC 5.750% due 09/30/2039		$603	584
TopBuild Corp. 4.125% due 02/15/2032		1,000	882
TransDigm, Inc. 4.625% due 01/15/2029		775	724
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	670
Travel & Leisure Co.
4.500% due 12/01/2029		2,100	1,936
4.625% due 03/01/2030		1,100	1,002
6.000% due 04/01/2027		188	188
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,520
TripAdvisor, Inc. 7.000% due 07/15/2025		870	873
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		156	148
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,621
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		192	187
U.S. Foods, Inc. 4.750% due 02/15/2029		600	570
U.S. Renal Care, Inc. 10.625% due 06/28/2028		779	684
Uber Technologies, Inc. 4.500% due 08/15/2029		950	907

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

UKG, Inc. 6.875% due 02/01/2031		8,000	8,106
United Airlines Pass-Through Trust
2.700% due 11/01/2033		242	210
2.900% due 11/01/2029		521	471
3.100% due 01/07/2030		181	168
3.500% due 09/01/2031		367	340
4.150% due 02/25/2033		1,056	992
5.800% due 07/15/2037		3,000	3,057
5.875% due 04/15/2029		2,904	2,915
United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,913
4.625% due 04/15/2029		1,400	1,305
Univision Communications, Inc. 4.500% due 05/01/2029		1,400	1,178
Valaris Ltd. 8.375% due 04/30/2030		1,000	1,036
Vale Overseas Ltd.
3.750% due 07/08/2030		460	414
6.875% due 11/10/2039		770	822
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,186
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,018
3.875% due 11/01/2033		4,300	3,668
Venture Global LNG, Inc.
8.125% due 06/01/2028		3,000	3,093
8.375% due 06/01/2031		2,500	2,595
9.500% due 02/01/2029		6,800	7,451
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	2,061
Veritas U.S., Inc. 7.500% due 09/01/2025		$640	554
Vertiv Group Corp. 4.125% due 11/15/2028		1,775	1,659
Viking Cruises Ltd. 7.000% due 02/15/2029		1,200	1,207
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		550	538
Viper Energy Partners LP 5.375% due 11/01/2027		2,560	2,516
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,604
5.000% due 04/15/2027		3,200	4,012
5.250% due 05/15/2029		100	115
5.500% due 05/15/2029		$8,710	7,969
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	3,507
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$3,850	3,201
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,442
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	397
Walgreens Boots Alliance, Inc. 3.600% due 11/20/2025	GBP	2,700	3,297
Wand NewCo 3, Inc. 7.625% due 01/30/2032		$1,700	1,757
Western Digital Corp. 4.750% due 02/15/2026		3,040	2,978
Western Midstream Operating LP
3.100% due 02/01/2025		200	197
4.050% due 02/01/2030		2,320	2,159
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		100	98
White Cap Buyer LLC 6.875% due 10/15/2028		1,050	1,014
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (c)		700	701
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	943
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	800	749
WR Grace Holdings LLC 4.875% due 06/15/2027		$1,810	1,748
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,575
Wynn Las Vegas LLC 5.250% due 05/15/2027		3,800	3,709
Wynn Macau Ltd. 5.625% due 08/26/2028		5,325	4,998
Wynn Resorts Finance LLC 5.125% due 10/01/2029		2,250	2,141
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,295	1,262

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Yinson Boronia Production BV 8.947% due 07/31/2042		5,275	5,330
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	1,956
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		260	208
ZF North America Capital, Inc.
6.750% due 04/23/2030		5,975	6,091
6.875% due 04/14/2028		2,000	2,040
6.875% due 04/23/2032		5,200	5,379
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	870

			869,280

UTILITIES 4.8%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,280
Ameren Illinois Co. 3.250% due 03/15/2050		300	205
AT&T, Inc.
2.550% due 12/01/2033		547	435
2.750% due 06/01/2031		2,000	1,713
3.550% due 09/15/2055		10,091	6,809
3.650% due 09/15/2059		5,552	3,726
3.800% due 12/01/2057		1,157	809
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		575	563
Blue Racer Midstream LLC 7.000% due 07/15/2029		1,000	1,019
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		600	590
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,327
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	567
CrownRock LP 5.000% due 05/01/2029		1,325	1,315
Duke Energy Corp. 3.750% due 04/01/2031	EUR	4,150	4,386
Duke Energy Florida LLC 1.750% due 06/15/2030		$900	747
Edison International 3.550% due 11/15/2024		400	396
Electricite de France SA
5.250% due 10/13/2055		300	264
6.000% due 04/22/2064		3,100	2,885
9.125% due 03/15/2033 •(h)		6,100	6,650
Enel Finance International NV
2.250% due 07/12/2031		1,700	1,387
2.650% due 09/10/2024		2,200	2,185
6.000% due 10/07/2039		1,300	1,284
Entergy Corp. 2.950% due 09/01/2026		100	95
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,613
Eskom Holdings SOC Ltd. 6.350% due 08/10/2028		2,000	1,942
Exelon Corp.
4.050% due 04/15/2030		790	742
4.700% due 04/15/2050		200	169
FirstEnergy Corp. 2.250% due 09/01/2030		280	235
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,827
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		4,800	2,592
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	279
Kentucky Utilities Co. 3.300% due 06/01/2050		100	68
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	625
Narragansett Electric Co. 3.395% due 04/09/2030		600	550
National Grid PLC 0.750% due 09/01/2033	EUR	4,200	3,396
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,290
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,568
7.768% due 12/15/2037		1,139	1,316
NiSource, Inc. 3.600% due 05/01/2030		1,000	918
ONEOK, Inc. 6.350% due 01/15/2031		1,000	1,048

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	271
2.500% due 02/01/2031		1,400	1,155
2.950% due 03/01/2026		400	383
3.150% due 01/01/2026		1,110	1,070
3.250% due 06/01/2031		350	301
3.300% due 03/15/2027		700	663
3.300% due 12/01/2027		2,900	2,705
3.400% due 08/15/2024		800	797
3.500% due 06/15/2025		1,610	1,575
3.500% due 08/01/2050		130	85
3.750% due 07/01/2028		150	141
3.750% due 08/15/2042		100	72
3.950% due 12/01/2047		1,000	717
4.200% due 03/01/2029		2,000	1,893
4.200% due 06/01/2041		500	392
4.250% due 03/15/2046		200	151
4.300% due 03/15/2045		600	462
4.450% due 04/15/2042		500	397
4.500% due 07/01/2040		1,400	1,154
4.550% due 07/01/2030		544	516
4.600% due 06/15/2043		300	244
4.650% due 08/01/2028		800	775
4.950% due 07/01/2050		444	367
Pattern Energy Operations LP 4.500% due 08/15/2028		920	853
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,522
4.000% due 06/30/2050		5,400	3,893
4.375% due 02/05/2050		1,000	769
4.875% due 07/17/2049		3,200	2,644
6.150% due 05/21/2048		2,820	2,786
6.250% due 01/25/2049		2,000	1,994
Rio Oil Finance Trust 8.200% due 04/06/2028		1,699	1,725
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,560
Southern California Edison Co.
2.850% due 08/01/2029		100	90
3.650% due 02/01/2050		1,475	1,050
4.650% due 10/01/2043		800	690
4.875% due 03/01/2049		300	260
5.625% due 02/01/2036		1,000	999
6.650% due 04/01/2029		200	210
Southern California Gas Co. 2.550% due 02/01/2030		800	697
Southern Gas Corridor CJSC 6.875% due 03/24/2026		6,980	7,027
Sprint LLC
7.625% due 02/15/2025		12,440	12,528
7.625% due 03/01/2026		2,725	2,803
System Energy Resources, Inc. 2.140% due 12/09/2025		1,200	1,135
Tallgrass Energy Partners LP
6.000% due 12/31/2030		1,925	1,795
7.375% due 02/15/2029		2,145	2,157
Targa Resources Partners LP
4.000% due 01/15/2032		775	699
4.875% due 02/01/2031		4,645	4,435
6.875% due 01/15/2029		580	595
Telecom Italia Capital SA 7.200% due 07/18/2036		100	96
Telecom Italia SpA 7.875% due 07/31/2028	EUR	3,300	3,863
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040		$4,646	4,195
Verizon Communications, Inc.
2.550% due 03/21/2031		1,209	1,028
2.987% due 10/30/2056		4,300	2,635
Vodafone Group PLC
4.375% due 02/19/2043		3,700	3,228
4.875% due 06/19/2049		930	806
5.125% due 06/19/2059		700	609
5.250% due 05/30/2048		1,000	922
7.875% due 02/15/2030		300	339

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029	1,200	1,197

		157,935

Total Corporate Bonds & Notes (Cost $1,733,355)		1,573,355

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)	71	4

Total Convertible Bonds & Notes (Cost $10)		4

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	679	751

Total Municipal Bonds & Notes (Cost $897)		751

U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
0.000% due 09/25/2040 •(a)	306	8
0.350% due 09/25/2037 •(a)	351	24
5.898% due 10/18/2030 •	1	1
6.500% due 06/25/2028	8	8
6.850% due 12/18/2027	5	5
Freddie Mac
5.948% due 09/15/2030 •	2	2
6.353% due 10/25/2044 - 02/25/2045 •	27	25
6.500% due 07/25/2043	3	3
6.553% due 07/25/2044 •	36	34
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2026 ~	1	1
3.750% due 11/20/2026 - 11/20/2027 •	3	3
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	1	1
4.625% (H15T1Y + 1.500%) due 03/20/2026 ~	1	1
6.112% due 09/16/2042 ~	148	148
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	548	479
3.500% due 11/01/2045 - 10/01/2048	5,647	5,090
4.000% due 07/01/2048 - 06/01/2049	1,256	1,165
5.000% due 11/01/2035	15	15
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	77,600	66,081
4.500% due 08/01/2054	101,400	95,629
5.000% due 07/01/2054	62,900	60,797
5.500% due 08/01/2054	85,900	84,715
6.000% due 08/01/2054	78,800	78,994
6.500% due 08/01/2054	154,600	157,269

Total U.S. Government Agencies (Cost $552,650)		550,498

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds
1.750% due 08/15/2041	14,900	9,850
1.875% due 02/15/2041	57,400	39,298
2.875% due 05/15/2043	12,532	9,735
3.125% due 02/15/2043	18,631	15,093
3.750% due 11/15/2043	1,500	1,326
3.875% due 02/15/2043	28,000	25,318
4.750% due 11/15/2043	11,700	11,859
U.S. Treasury Notes
2.125% due 07/31/2024	33,800	33,710
2.125% due 09/30/2024 (n)(p)	22,400	22,218
2.250% due 11/15/2024 (n)(p)	16,300	16,112

Total U.S. Treasury Obligations (Cost $216,235)		184,519

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Adjustable Rate Mortgage Trust 4.094% due 01/25/2036 «~	19	16
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •	113	92
5.670% due 10/25/2046 •	392	215
5.853% due 02/25/2047 •	19,454	7,141
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,820	1,233
7.504% due 12/25/2035 •	480	157
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 «	5,310	3,911

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Banc of America Funding Trust
2.372% due 03/20/2036 «~	11	10
4.916% due 09/20/2035 ~	24	19
5.500% due 01/25/2036 «	16	15
6.000% due 07/25/2037	206	164
6.000% due 08/25/2037	57	44
Banc of America Mortgage Trust
4.875% due 02/25/2036 ~	6	6
4.985% due 11/20/2046 ~	417	363
5.843% due 06/25/2035 ~	51	43
6.000% due 10/25/2036 «	62	49
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	576
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
4.805% due 01/25/2035 ~	207	195
4.819% due 02/25/2036 ~	144	127
5.064% due 08/25/2035 ~	211	188
5.075% due 01/25/2035 ~	5	4
5.700% due 01/25/2034 ~	1	1
6.008% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.150% due 03/25/2036 ~	131	102
4.266% due 11/25/2036 ~	103	46
4.324% due 08/25/2036 ~	252	170
4.386% due 11/25/2036 ~	90	49
4.652% due 11/25/2036 ~	2,028	1,042
4.984% due 09/25/2035 ~	306	177
5.310% due 05/25/2035 ~	56	52
5.800% due 08/25/2036 •	410	354
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,978	5,286
3.250% due 09/25/2063 ~	5,714	5,080
Chase Mortgage Finance Trust
5.500% due 11/25/2035	234	166
5.500% due 07/25/2037	930	67
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.670% due 10/25/2046 «•	487	463
5.710% due 01/25/2036 «•	45	40
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	1,100	1,052
Citigroup Global Markets Mortgage Securities 5.960% due 05/25/2032 «•	5	5
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~	187	166
4.715% due 04/25/2037 ~	123	104
4.771% due 09/25/2037 «~	42	37
4.790% due 05/25/2035 ~	80	76
5.731% due 08/25/2035 ~	12	10
6.238% due 03/25/2034 ~	6	5
7.200% due 10/25/2035 •	80	74
7.410% due 05/25/2035 «•	5	5
7.780% due 10/25/2035 •	68	65
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	417	344
Commercial Mortgage Trust 4.228% due 05/10/2051	1,000	938
Countrywide Alternative Loan Trust
4.386% due 10/25/2035 «~	6	5
4.769% due 02/25/2037 ~	383	324
5.500% due 03/25/2035	3,228	2,795
5.500% due 11/25/2035	507	286
5.500% due 12/25/2035	331	202
5.500% due 01/25/2036	100	56
5.648% due 12/20/2046 •	677	579
5.663% due 07/20/2046 •	264	210
5.700% due 06/25/2036 •	1,533	1,331
5.733% due 09/20/2046 •	369	275
5.750% due 02/25/2035	260	171
5.820% due 04/25/2046 •	4,484	3,961
5.860% due 02/25/2036 •	3,629	2,972
6.000% due 10/25/2036	2,894	1,417
6.000% due 02/25/2037	2,404	927
6.117% due 11/20/2035 •	1,899	1,708
6.153% due 12/25/2035 •	149	121
6.250% due 11/25/2036	647	477
6.250% due 12/25/2036 •	436	180
6.250% due 08/25/2037	2,727	1,260
6.444% due 03/25/2037 •	81	43
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	167	160
5.500% due 09/25/2035	59	56
5.500% due 12/25/2035	166	90
5.920% due 05/25/2035 •	56	46
6.000% due 05/25/2036	129	58
6.000% due 01/25/2037	2,741	1,309

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.116% due 02/25/2034 «~		19	18
6.241% due 07/20/2034 «~		68	63
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •		36	34
Credit Suisse First Boston Mortgage Securities Corp.
5.729% due 06/25/2033 «~		38	35
6.000% due 01/25/2036		384	233
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035		175	143
5.960% due 02/25/2035 •		854	824
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 þ		73	60
EMF-NL Prime BV 4.688% due 04/17/2041 •	EUR	286	299
Eurosail PLC
4.205% due 09/10/2044 •		4,400	4,598
6.053% due 09/13/2045 •	GBP	3,439	4,326
6.303% due 06/13/2045 •		2,347	2,958
First Horizon Mortgage Pass-Through Trust
5.437% due 02/25/2036 «~		$16	14
5.750% due 05/25/2037		413	146
GMAC Mortgage Corp. Loan Trust
3.620% due 04/19/2036 ~		30	23
4.262% due 11/19/2035 «~		26	21
GreenPoint Mortgage Funding Trust 6.000% due 11/25/2045 •		17	15
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~		41	37
GSR Mortgage Loan Trust
4.514% due 05/25/2035 ~		126	100
4.619% due 01/25/2036 ~		29	26
4.968% due 11/25/2035 ~		57	29
5.055% due 11/25/2035 «~		72	66
5.473% due 06/25/2034 «~		7	7
5.697% due 05/25/2034 «~		54	48
6.000% due 02/25/2036		974	428
6.000% due 03/25/2037		165	86
6.000% due 05/25/2037		45	32
6.040% due 08/25/2046 •		10,636	2,486
6.455% due 09/25/2035 ~		3	3
HarborView Mortgage Loan Trust
4.332% due 06/19/2036 ~		106	52
5.833% due 09/19/2037 •		257	211
5.833% due 01/19/2038 •		350	302
5.863% due 12/19/2036 •		1,957	1,505
HomeBanc Mortgage Trust 5.980% due 01/25/2036 •		54	51
HPLY Trust 6.442% due 11/15/2036 •		454	453
IndyMac INDX Mortgage Loan Trust
3.553% due 07/25/2037 ~		92	56
3.947% due 08/25/2036 «~		47	28
4.122% due 06/25/2036 ~		183	154
5.940% due 07/25/2035 •		20	18
6.000% due 06/25/2037 •		63	75
JP Morgan Alternative Loan Trust 5.740% due 03/25/2037 •		408	427
JP Morgan Mortgage Trust
4.150% due 07/27/2037 ~		459	413
4.946% due 08/25/2035 ~		92	74
5.312% due 06/25/2036 «~		37	24
5.338% due 07/25/2035 «~		11	9
5.483% due 06/25/2037 ~		478	364
5.483% due 06/25/2037 «~		131	97
5.519% due 04/25/2035 «~		120	111
5.549% due 04/25/2036 ~		113	94
5.750% due 01/25/2036		189	84
6.583% due 11/25/2054 •		4,000	4,007
Lehman XS Trust 5.820% due 07/25/2037 •		251	228
MASTR Adjustable Rate Mortgages Trust
3.690% due 11/25/2033 «~		11	9
5.893% due 01/25/2047 «•		3	3
5.940% due 05/25/2037 •		85	35
6.080% due 09/25/2037 «•		24	24
6.140% due 05/25/2047 •		500	363
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •		502	52
Merrill Lynch Alternative Note Asset Trust
4.778% due 06/25/2037 ~		78	38
5.780% due 01/25/2037 •		5,648	1,596
Merrill Lynch Mortgage Investors Trust
4.340% due 05/25/2034 «~		75	63
5.531% due 11/25/2035 •		29	28
5.880% due 02/25/2036 •		408	387

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

MFA Trust
1.381% due 04/25/2065 ~	2,228	2,067
6.775% due 10/25/2058 þ	2,628	2,643
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,752	2,631
3.250% due 05/25/2062 ~	323	316
Morgan Stanley Mortgage Loan Trust
3.370% due 11/25/2037 ~	557	378
6.000% due 10/25/2037	3,866	2,001
MortgageIT Mortgage Loan Trust 5.960% due 09/25/2037 •	2,902	2,142
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	2,893	2,721
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.320% due 03/25/2047 þ	70	66
OBX Trust 6.844% due 04/25/2063 þ	2,640	2,675
OPEN Trust 8.418% due 10/15/2028 •	9,209	9,336
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.220% due 12/25/2035 •	363	348
Prime Mortgage Trust 5.960% due 02/25/2035 •	53	53
PRPM LLC 6.959% due 02/25/2029 þ	1,139	1,144
RBSGC Mortgage Pass-Through Loan Trust 5.500% due 11/25/2035 ~	951	772
RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~	816	676
Residential Accredit Loans, Inc. Trust
0.000% due 02/25/2036 ~	91	75
4.745% due 02/25/2035 ~	48	41
5.660% due 05/25/2037 •	204	182
5.840% due 07/25/2036 •	79	70
5.860% due 12/25/2046 •	115	99
5.920% due 05/25/2037 «•	35	28
6.000% due 06/25/2036	48	36
6.000% due 05/25/2037	42	33
6.500% due 07/25/2036 «	188	147
Residential Asset Securitization Trust
4.750% due 12/26/2049 «	231	47
5.860% due 01/25/2046 •	718	197
6.000% due 02/25/2036	323	128
6.250% due 09/25/2037	1,853	741
Residential Funding Mortgage Securities, Inc. Trust
5.107% due 02/25/2036 ~	175	152
5.322% due 09/25/2035 ~	122	79
6.000% due 10/25/2036	191	143
Structured Adjustable Rate Mortgage Loan Trust
4.216% due 09/25/2036 ~	624	425
4.271% due 01/25/2035 ~	67	66
5.160% due 09/25/2035 ~	419	363
5.206% due 03/25/2036 ~	37	28
5.860% due 04/25/2047 •	246	205
6.060% due 10/25/2034 •	2,032	1,746
Structured Asset Mortgage Investments Trust
5.900% due 05/25/2036 •	569	440
5.980% due 05/25/2046 «•	47	27
6.113% due 09/19/2032 •	3	3
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.351% due 06/25/2033 «~	13	12
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	8,868	8,300
6.460% due 10/25/2048 •	6,410	6,514
6.460% due 05/25/2058 •	341	349
Verus Securitization Trust
4.889% due 03/25/2060 ~	100	98
5.999% due 02/25/2068 þ	1,974	1,965
6.665% due 09/25/2068 þ	6,472	6,528
7.070% due 10/25/2068 þ	7,320	7,447
Wachovia Mortgage Loan Trust LLC
3.892% due 08/20/2035 ~	61	55
6.322% due 10/20/2035 ~	9	9
WaMu Mortgage Pass-Through Certificates Trust
4.062% due 12/25/2036 ~	166	140
4.335% due 02/25/2037 ~	1,227	1,047
4.372% due 12/25/2046 •	104	86
4.422% due 09/25/2036 ~	137	112
4.448% due 02/27/2034 •	8	8
5.679% due 09/25/2033 ~	1,032	951
5.853% due 02/25/2047 •	271	226
5.903% due 06/25/2047 •	29	23
5.980% due 11/25/2045 •	402	367
6.000% due 12/25/2045 •	329	287
6.033% due 10/25/2046 •	506	413
6.100% due 08/25/2045 •	205	197

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.153% due 08/25/2046 •		716	653
6.201% due 07/25/2046 •		427	359
6.353% due 11/25/2042 •		1	1
6.553% due 06/25/2042 •		1	1
6.553% due 08/25/2042 •		1	1
6.653% due 10/25/2046 •		79	70
Washington Mutual Mortgage Pass-Through Certificates Trust
4.048% due 09/25/2036 þ		15,795	4,221
5.940% due 01/25/2047 •		311	279
5.993% due 05/25/2047 «•		11	12
Wells Fargo Commercial Mortgage Trust 2.725% due 02/15/2053		900	788
Wells Fargo Mortgage-Backed Securities Trust
5.930% due 11/25/2037 ~		164	141
6.389% due 09/25/2033 «~		11	11
6.578% due 04/25/2036 ~		11	10

Total Non-Agency Mortgage-Backed Securities (Cost $177,879)			157,311

ASSET-BACKED SECURITIES 11.2%
Aames Mortgage Investment Trust 6.765% due 06/25/2035 •		6,984	6,203
ABFC Trust
5.780% due 01/25/2037 •		501	278
5.900% due 01/25/2037 •		2,142	1,189
Accredited Mortgage Loan Trust 6.228% due 04/25/2035 •		689	689
ACE Securities Corp. Home Equity Loan Trust 6.060% due 02/25/2036 •		58	57
Allegro CLO Ltd. 6.577% due 01/19/2033 •		5,000	4,994
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		1,648	1,650
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.962% due 04/25/2034 •		618	582
6.135% due 01/25/2036 •		1,640	1,610
6.240% due 05/25/2034 •		54	54
Argent Securities Trust 6.000% due 05/25/2036 •		553	133
Avis Budget Rental Car Funding AESOP LLC 5.360% due 06/20/2030		7,000	6,984
Bear Stearns Asset-Backed Securities Trust
6.195% due 09/25/2035 •		476	473
6.260% due 10/27/2032 «•		8	8
6.260% due 09/25/2046 •		1,238	1,151
6.510% due 01/25/2037 •		6,164	5,969
6.510% due 08/25/2037 •		217	189
6.710% due 08/25/2037 •		132	130
7.260% due 07/25/2035 •		11,036	10,826
Carrington Mortgage Loan Trust
5.940% due 06/25/2036 •		1,999	1,903
6.255% due 09/25/2035 •		808	777
6.285% due 02/25/2035 •		1,865	1,825
CarVal CLO Ltd. 6.554% due 07/16/2031 •		1,500	1,501
Cedar Funding CLO Ltd. 6.654% due 05/29/2032 •		5,600	5,604
Citigroup Mortgage Loan Trust
5.850% due 06/25/2037 •		393	387
5.960% due 08/25/2036 •		1,293	1,254
7.250% due 05/25/2036 þ		135	68
College Avenue Student Loans LLC
6.500% due 06/25/2054		5,119	5,266
6.985% due 06/25/2054 •		4,221	4,263
7.330% due 06/25/2054		2,600	2,652
7.580% due 06/25/2054		2,000	2,030
8.210% due 06/25/2054		500	517
10.120% due 06/25/2054		700	711
Countrywide Asset-Backed Certificates Trust
4.117% due 02/25/2036 ~		7,250	6,465
4.338% due 10/25/2046 ~		83	81
5.006% due 10/25/2035 ~		2,792	2,742
5.456% due 07/25/2035 ~		2,029	1,997
5.680% due 09/25/2037 •		56	58
5.720% due 11/25/2037 •		3,531	3,201
5.750% due 11/25/2037 •		5,169	4,768
5.920% due 05/25/2037 •		1,654	1,564
6.040% due 06/25/2037 •		2,918	2,814
6.095% due 08/25/2035 «þ		61	59
6.160% due 11/25/2036 •		735	615
CRB Securitization Trust 6.960% due 10/20/2033		2,252	2,268
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		222	61
Cumulus Static CLO DAC
5.025% due 11/15/2033 •	EUR	4,000	4,282

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.499% due 04/25/2033 •	2,000	2,143
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •	6,500	6,961
Drive Auto Receivables Trust 5.310% due 01/16/2029	$6,000	5,977
Dryden Senior Loan Fund 6.477% due 10/19/2029 •	2,769	2,773
Fieldstone Mortgage Investment Trust 5.759% due 11/25/2036 •	877	514
First Franklin Mortgage Loan Trust
5.940% due 10/25/2036 •	773	501
6.735% due 07/25/2034 •	73	72
First NLC Trust
5.600% due 08/25/2037 •	133	66
5.740% due 08/25/2037 •	89	44
GLS Auto Receivables Issuer Trust 5.490% due 07/17/2028	3,800	3,791
GLS Auto Select Receivables Trust 6.670% due 12/17/2029	1,600	1,648
GSAA Home Equity Trust
5.800% due 09/25/2036 •	924	214
5.940% due 11/25/2036 •	10,895	3,237
6.060% due 03/25/2037 •	178	68
6.060% due 05/25/2047 •	104	61
GSAMP Trust 5.960% due 05/25/2046 •	2,994	2,794
Home Equity Asset Trust 6.020% due 08/25/2036 •	3,317	3,242
Home Equity Mortgage Loan Asset-Backed Trust
5.600% due 11/25/2036 •	4,672	4,277
5.650% due 04/25/2037 •	3,218	2,146
5.700% due 11/25/2036 •	1,600	1,238
6.120% due 03/25/2036 •	6,000	5,477
JP Morgan Mortgage Acquisition Corp.
5.970% due 02/25/2036 •	3,814	3,727
6.390% due 12/25/2035 •	1,750	1,693
JP Morgan Mortgage Acquisition Trust 4.359% due 07/25/2036 •	881	372
KKR CLO Ltd. 6.757% due 02/09/2035 •	5,500	5,489
LoanCore Issuer Ltd.
6.743% due 07/15/2036 •	4,748	4,739
6.883% due 01/17/2037 •	2,990	2,995
Long Beach Mortgage Loan Trust 6.210% due 02/25/2034 •	841	823
Magnetite Ltd.
6.479% due 10/15/2031 •	12,114	12,125
6.825% due 04/20/2037 •	6,400	6,422
Marathon CLO Ltd. 6.705% due 01/20/2033 •	14,500	14,523
MASTR Asset-Backed Securities Trust
5.780% due 11/25/2036 •	18,291	10,738
6.285% due 10/25/2034 •	205	196
MASTR Specialized Loan Trust 6.585% due 11/25/2035 •	2,459	2,311
Merrill Lynch Mortgage Investors Trust
5.600% due 04/25/2047 •	955	381
5.980% due 03/25/2037 •	826	745
6.100% due 03/25/2037 •	431	389
Morgan Stanley ABS Capital, Inc. Trust
5.550% due 01/25/2037 •	465	212
5.600% due 10/25/2036 •	1,708	748
5.660% due 09/25/2036 •	1,442	493
5.680% due 10/25/2036 •	1,035	453
6.255% due 03/25/2034 •	427	429
Morgan Stanley Home Equity Loan Trust 5.810% due 04/25/2037 •	147	76
Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	11,005	3,786
6.180% due 04/25/2037 •	203	54
6.226% due 10/25/2036 þ	181	51
Mountain View CLO Ltd. 6.789% due 04/15/2034 •	5,000	5,005
Nationstar Home Equity Loan Trust 5.910% due 03/25/2037 •	3,000	2,629
Navient Student Loan Trust
7.033% due 03/15/2072 •	1,189	1,198
7.230% due 03/15/2072	500	518
Neuberger Berman CLO Ltd. 6.616% due 01/28/2030 •	7,798	7,809
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •	8,800	8,811
New Century Home Equity Loan Trust 6.345% due 05/25/2034 •	3,474	3,472
Option One Mortgage Loan Trust
5.600% due 03/25/2037 •	211	187

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.680% due 01/25/2037 •		332	192
5.960% due 07/25/2036 •		1,304	745
Pagaya AI Debt Selection Trust
6.093% due 11/15/2031		500	500
7.128% due 06/16/2031		432	433
7.464% due 06/16/2031		500	502
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	237
6.400% due 05/25/2034 •		795	709
Residential Asset Mortgage Products Trust 5.900% due 12/25/2036 •		1,601	1,568
Residential Asset Securities Corp. Trust 6.555% due 03/25/2035 •		1,398	1,380
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •	EUR	2,500	2,680
Santander Drive Auto Receivables Trust
5.230% due 12/15/2028		$2,600	2,587
5.450% due 03/15/2030		2,405	2,401
5.980% due 04/16/2029		2,313	2,339
6.160% due 12/17/2029		4,300	4,380
6.400% due 03/17/2031		2,313	2,376
6.430% due 02/18/2031		5,400	5,561
Saxon Asset Securities Trust
5.760% due 05/25/2047 •		11,494	8,052
5.860% due 09/25/2047 •		5,109	4,735
Securitized Asset-Backed Receivables LLC Trust
5.580% due 12/25/2036 •		229	51
5.720% due 01/25/2037 •		6,672	6,269
5.880% due 11/25/2036 •		23,573	6,150
6.040% due 12/25/2035 •		228	219
6.420% due 10/25/2035 •		3,151	2,097
SG Mortgage Securities Trust 5.670% due 10/25/2036 •		2,000	1,419
SMB Private Education Loan Trust
6.150% due 09/15/2053		3,906	4,041
6.930% due 09/15/2053		1,996	2,107
6.983% due 09/15/2053 •		6,341	6,483
7.540% due 09/15/2053		408	423
8.870% due 09/15/2053		842	889
Sound Point CLO Ltd. 6.760% due 07/15/2034 •		5,000	5,001
Soundview Home Loan Trust
5.610% due 06/25/2037 •		2,330	1,512
5.720% due 02/25/2037 •		1,258	356
Specialty Underwriting & Residential Finance Trust
5.411% due 12/25/2036 •		202	191
5.730% due 04/25/2037 •		4,774	3,466
Start Ltd. 4.089% due 03/15/2044		249	239
Structured Asset Investment Loan Trust
5.610% due 09/25/2036 •		89	86
6.260% due 07/25/2034 •		3,914	3,895
6.360% due 04/25/2035 •		11,000	9,999
Structured Asset Securities Corp. Mortgage Loan Trust 6.090% due 11/25/2037 •		805	767
Symphony CLO Ltd. 6.847% due 04/15/2037 •		10,000	10,037
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		1,688	1,692
Trinitas CLO Ltd. 6.694% due 04/25/2033 •		7,000	7,022
Venture CLO Ltd. 6.470% due 04/15/2027 •		3	3

Total Asset-Backed Securities (Cost $380,444)			369,536

SOVEREIGN ISSUES 16.7%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,400	1,454
Angolan Government International Bond
8.000% due 11/26/2029		$4,600	4,147
9.125% due 11/26/2049		3,600	2,961
Argentina Government International Bond
0.750% due 07/09/2030 þ		30,947	17,423
1.000% due 07/09/2029		2,318	1,335
3.500% due 07/09/2041 þ		17,680	6,966
3.625% due 07/09/2035 þ		3,241	1,367
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		5,200	5,385
Brazil Government International Bond
2.875% due 06/06/2025		1,000	972
4.750% due 01/14/2050		7,101	5,110
6.125% due 03/15/2034		14,800	14,250
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,345
4.850% due 01/22/2029		$3,000	2,969

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.950% due 01/05/2036		537	516
Colombia Government International Bond
4.500% due 01/28/2026		7,100	6,965
4.500% due 03/15/2029		5,000	4,574
5.200% due 05/15/2049		5,700	4,029
7.500% due 02/02/2034		7,500	7,525
8.750% due 11/14/2053		6,000	6,325
Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,007
7.300% due 11/13/2054		1,700	1,787
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,187
5.500% due 01/27/2025		7,000	7,000
5.875% due 01/30/2060		5,200	4,425
6.500% due 02/15/2048		1,250	1,187
6.850% due 01/27/2045		4,800	4,743
6.875% due 01/29/2026		4,000	4,050
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	282
2.500% due 07/31/2040 þ		2,778	1,267
3.500% due 07/31/2035 þ		14,181	7,113
6.000% due 07/31/2030 þ		7,713	4,905
Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	4,417
6.375% due 04/11/2031		13,700	11,661
7.053% due 01/15/2032		$2,200	1,763
7.500% due 02/16/2061		4,000	2,691
7.625% due 05/29/2032		700	573
8.750% due 09/30/2051		1,900	1,435
El Salvador Government International Bond
0.250% due 04/17/2030 (a)		5,000	155
7.125% due 01/20/2050		4,325	2,781
9.250% due 04/17/2030		5,000	4,456
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	4,582
3.125% due 09/30/2049		6,000	4,198
3.875% due 04/16/2050		700	558
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		900	459
7.875% due 03/26/2027 ^(d)		4,980	2,544
7.875% due 02/11/2035 ^(d)		2,000	1,031
8.125% due 03/26/2032 ^(d)		5,260	2,713
8.750% due 03/11/2061 ^(d)		1,500	772
8.950% due 03/26/2051 ^(d)		3,100	1,596
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,905
4.900% due 06/01/2030		1,400	1,332
5.375% due 04/24/2032		700	669
6.125% due 06/01/2050		2,400	2,190
Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,334
5.375% due 09/12/2033	EUR	10,000	11,135
5.500% due 03/26/2036		$1,200	1,154
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,425
1.300% due 03/23/2034		2,700	2,271
4.350% due 01/11/2048		$200	171
6.625% due 02/17/2037		8,700	9,723
Israel Government International Bond 3.800% due 05/13/2060		2,480	1,599
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	4,137
5.250% due 03/22/2030		3,300	3,225
5.875% due 10/17/2031		2,000	1,936
8.250% due 01/30/2037		$900	873
Kazakhstan Government International Bond 2.375% due 11/09/2028	EUR	3,200	3,324
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	204,830	9,428
3.750% due 04/19/2071		$900	543
3.771% due 05/24/2061		29,126	17,920
4.280% due 08/14/2041		724	562
4.400% due 02/12/2052 (l)		1,007	737
4.490% due 05/25/2032	EUR	900	953
4.750% due 04/27/2032		$1,600	1,481
5.000% due 04/27/2051		2,000	1,606
5.750% due 10/12/2110		5,500	4,554
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,285
6.500% due 11/28/2027		5,700	5,283
7.143% due 02/23/2030		4,600	4,004
7.375% due 09/28/2033		1,600	1,310
7.875% due 02/16/2032		4,700	4,070
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	2,080

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Oman Government International Bond
5.625% due 01/17/2028		$5,000	5,002
6.000% due 08/01/2029		1,100	1,118
6.750% due 01/17/2048		4,980	5,082
Pakistan Government International Bond
6.000% due 04/08/2026		1,500	1,356
7.375% due 04/08/2031		2,200	1,740
Panama Government International Bond
3.750% due 03/16/2025		400	394
4.500% due 04/16/2050		3,300	2,227
6.400% due 02/14/2035		9,900	9,404
6.700% due 01/26/2036		10,200	9,923
6.853% due 03/28/2054		1,600	1,469
7.500% due 03/01/2031		4,100	4,296
9.375% due 04/01/2029		2,100	2,343
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,396
5.600% due 03/13/2048		2,200	1,982
6.000% due 02/09/2036		2,000	2,015
Peru Government International Bond
2.783% due 01/23/2031		2,175	1,873
6.900% due 08/12/2037	PEN	20,800	5,202
8.750% due 11/21/2033		$7,040	8,595
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,138
3.800% due 06/23/2050		1,300	992
Poland Government International Bond
5.125% due 09/18/2034		5,000	4,925
5.500% due 03/18/2054		4,700	4,568
Qatar Government International Bond
4.400% due 04/16/2050		3,200	2,804
4.817% due 03/14/2049		4,200	3,934
Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	667
8.000% due 05/22/2032		1,600	1,394
9.750% due 02/16/2031		2,100	2,017
Republic of Uzbekistan International Bond 5.375% due 05/29/2027	EUR	2,000	2,139
Romania Government International Bond
1.750% due 07/13/2030		3,000	2,625
2.000% due 04/14/2033		2,000	1,609
2.625% due 12/02/2040		3,750	2,618
2.750% due 04/14/2041		425	295
2.875% due 04/13/2042		1,495	1,042
3.375% due 01/28/2050		2,750	1,961
4.625% due 04/03/2049		3,120	2,753
5.250% due 05/30/2032		3,425	3,573
5.375% due 03/22/2031		2,650	2,819
5.625% due 05/30/2037		675	698
Saudi Government International Bond
3.450% due 02/02/2061		$2,000	1,313
3.750% due 01/21/2055		3,100	2,195
4.500% due 10/26/2046		31,600	26,817
5.000% due 04/17/2049		300	269
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	693
5.375% due 06/08/2037		2,600	2,033
6.250% due 05/23/2033		$2,500	2,103
7.750% due 06/10/2031		5,000	4,764
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,550
1.500% due 06/26/2029		6,500	5,923
1.650% due 03/03/2033		2,500	2,011
2.050% due 09/23/2036		900	684
3.125% due 05/15/2027		2,900	2,980
South Africa Government International Bond
5.650% due 09/27/2047		$3,010	2,280
5.750% due 09/30/2049		5,200	3,935
6.300% due 06/22/2048		1,200	980
Sri Lanka Government International Bond
6.200% due 05/11/2027 ^(d)		800	472
7.850% due 03/14/2029 ^(d)		1,800	1,072
Turkey Government International Bond
4.875% due 04/16/2043		11,400	8,091
5.125% due 02/17/2028		9,600	9,132
5.750% due 05/11/2047		3,560	2,739
6.000% due 01/14/2041		8,700	7,243
6.125% due 10/24/2028		12,700	12,417
7.625% due 04/26/2029		5,100	5,215
7.625% due 05/15/2034		6,200	6,254
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	10,500	2,935
6.750% due 06/20/2028		5,300	1,618
7.750% due 09/01/2024		$18,500	5,994
7.750% due 09/01/2025		4,700	1,500
7.750% due 09/01/2028		4,600	1,417

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

United Kingdom Gilt 4.375% due 07/31/2054	GBP	11,200	13,505
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		$2,700	404
8.250% due 10/13/2024 ^(d)		2,700	439
Vietnam Government International Bond 5.500% due 03/12/2028		3,823	3,623

Total Sovereign Issues (Cost $664,372)			549,763

		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	322

CONSUMER STAPLES 0.0%
Caesars Entertainment, Inc. (e)		4,701	187

ENERGY 0.0%
Constellation Oil 'B' «(e)(j)		674,061	73

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(e)		157,773	0
Intelsat Emergence SA «(j)		72,646	2,702

			2,702

INDUSTRIALS 0.0%
Mcdermott International Ltd. (e)		14,432	4
Neiman Marcus Group Ltd. LLC «(e)(j)		2,151	291

			295

UTILITIES 0.0%
Windstream Units «(e)		50,061	838

Total Common Stocks (Cost $8,873)			4,417

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		2,562	6

Total Warrants (Cost $14)			6

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		400,000	366
Charles Schwab Corp.
4.000% due 12/01/2030 •(h)		2,400,000	2,052
5.000% due 12/01/2027 •(h)		4,200,000	3,840
5.375% due 06/01/2025 •(h)		1,000,000	990
Citigroup, Inc. 4.000% due 12/10/2025 •(h)		1,575,000	1,513
Discover Financial Services 6.125% due 06/23/2025 •(h)		2,390,000	2,369
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		3,600,000	3,566
Nationwide Building Society 10.250% ~		4,258	704

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Total Preferred Securities (Cost $16,276)		15,400

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (k) 0.1%		1,750

Total Short-Term Instruments (Cost $1,750)		1,750

Total Investments in Securities (Cost $3,903,792)		3,555,736

INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	27,415,831	266,729

Total Short-Term Instruments (Cost $266,301)		266,729

Total Investments in Affiliates (Cost $266,301)		266,729

Total Investments 116.0% (Cost $4,170,093)		$3,822,465
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $18,345)		5,780
Other Assets and Liabilities, net (16.2)%		(533,084)

Net Assets 100.0%		$3,295,161

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Zero coupon security.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
(j)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$73	$73	0.00%
Intelsat Emergence SA					09/05/2018 - 02/23/2024		6,174	2,702	0.08
National Football League 5.480% due 10/05/2028					03/14/2024		6,600	6,588	0.20
National Football League 5.580% due 10/05/2033					03/14/2024		5,000	4,983	0.15
Neiman Marcus Group Ltd. LLC					09/25/2020		0	291	0.01

							$17,847	$14,637	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,750	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(168)	$1,750	$1,750
					U.S. Treasury Notes 3.875% due 01/15/2026		(1,617)

Total Repurchase Agreements							$(1,785)	$1,750	$1,750

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS				5.250%	05/31/2024	TBD(3)	$(740)		$(743)

Total Reverse Repurchase Agreements									$(743)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA					2.000%	08/01/2054	$107,800	$(84,961)	$(84,408)

Total Short Sales (2.6)%								$(84,961)	$(84,408)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

(l)	Securities with an aggregate market value of $732 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(407) at a weighted average interest rate of 4.489%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	7	$7	$(2)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	7	7	(2)	(1)

Total Written Options	$(4)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	294	$25,804	$189	$0	$(66)
Euro-BOBL Future September Futures	09/2024	558	69,583	(168)	24	(90)
Euro-BTP Future September Futures	09/2024	257	31,732	(367)	0	(179)
Euro-Schatz September Futures	09/2024	1,888	213,721	915	20	(71)
U.S. Treasury 2-Year Note September Futures	09/2024	93	18,992	32	0	(2)

$601	$44	$(408)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	56	$(7,894)	$75	$25	$(1)
U.S. Treasury 5-Year Note September Futures	09/2024	4	(426)	(1)	0	0
U.S. Treasury 10-Year Note September Futures	09/2024	55	(6,049)	(7)	15	0
U.S. Treasury Long-Term Bond September Futures	09/2024	17	(2,011)	3	17	0
United Kingdom Long Gilt September Futures	09/2024	28	(3,453)	(11)	15	(1)

$59	$72	$(2)

Total Futures Contracts	$660	$116	$(410)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$3,700	$(38)	$97	$59	$2	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.830	300	(2)	3	1	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	0.426	800	16	3	19	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.306	2,000	(15)	251	236	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.915	400	21	25	46	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2024	0.274	EUR	1,700	(122)	166	44	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	2,800	(452)	474	22	0	0

$(592)	$1,019	$427	$4	$0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly		12/20/2028		$74,745	$122	$4,739	$4,861	$0	$(44)
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		150,200	10,238	(632)	9,606	0	(92)
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		113,800	2,502	(138)	2,364	0	(10)
iTraxx Crossover 41 5-Year Index	5.000	Quarterly		06/20/2029	EUR	14,700	1,455	(265)	1,190	35	0

							$14,317	$3,704	$18,021	$35	$(146)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	44,900	$693	$(471)	$222	$0	$(60)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	4,540,000	126	29	155	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		$15,200	179	48	227	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		62,700	1,476	(530)	946	234	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		3,300	(10)	(1)	(11)	0	(11)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		2,000	(7)	(10)	(17)	0	(17)
Pay	1-Year BRL-CDI	10.284	Maturity	01/04/2027	BRL	169,300	0	(875)	(875)	0	(113)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(4,058)	(771)	0	(4)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		42,500	(282)	437	155	0	(18)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029	EUR	79,900	1,151	(1,381)	(230)	0	(56)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		30,600	513	(640)	(127)	0	(64)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		23,800	(1,135)	1,155	20	56	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,200	(14)	4	(10)	0	0

							$5,977	$(6,293)	$(316)	$404	$(343)

Total Swap Agreements							$19,702	$(1,570)	$18,132	$443	$(489)

(n)	Securities with an aggregate market value of $33,211 and cash of $5,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2024		NZD	2,710			$1,660	$9		$0
		08/2024			$1,660		NZD	2,710	0		(9)
		10/2024			4,739		CNH	33,916	0		(53)
BOA		07/2024		KRW	6,939,069			$5,072	39		0
		07/2024		SGD	150			110	0		0
		07/2024			$1,062		PLN	4,234	0		(11)
		07/2024			1,607		SGD	2,170	0		(7)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024	SGD	150		$111	0	0
BPS	07/2024	BRL	5,971		1,187	119	0
	07/2024	EUR	9,509		10,266	82	0
	07/2024	GBP	61,091		78,038	813	0
	07/2024	JPY	79,200		507	15	0
	07/2024	KRW	6,970,907		5,079	23	0
	07/2024		$16,441	AUD	24,675	20	0
	07/2024		1,076	BRL	5,971	0	(8)
	07/2024		1,082	EUR	994	0	(18)
	07/2024		1,300	IDR	21,302,307	2	0
	07/2024		351	ILS	1,301	0	(6)
	07/2024		3,556	NZD	5,789	0	(30)
	07/2024		2,513	PLN	9,981	0	(35)
	07/2024		9,159	SGD	12,422	2	0
	08/2024	AUD	24,675		$16,455	0	(20)
	08/2024	SGD	12,404		9,159	0	(2)
	09/2024	CNH	81,760		11,409	144	0
	09/2024	TWD	229,990		7,148	55	0
	09/2024		$11,781	INR	987,196	28	0
	10/2024	CNH	28,183		$3,936	43	0
	10/2024		$937	CNH	6,708	0	(10)
BRC	07/2024	AUD	448		$296	0	(2)
	07/2024	CAD	367		268	0	(1)
	07/2024	JPY	56,223		363	13	0
	07/2024	MXN	27,893		1,510	0	(12)
	07/2024	PLN	29		7	0	0
	07/2024	SGD	3,583		2,653	11	0
	07/2024	THB	1,835		50	0	0
	07/2024		$15	NOK	156	0	0
	07/2024		2,256	PLN	9,011	0	(18)
	08/2024	AUD	270		$180	0	0
	08/2024		$3,150	TRY	110,396	24	0
	09/2024	MXN	49,220		$2,607	0	(51)
	09/2024		$517	TRY	19,096	27	0
	10/2024	CNH	72,081		$10,057	100	0
CBK	07/2024	BRL	27,613		4,967	28	0
	07/2024	CHF	2,346		2,578	0	(33)
	07/2024	KRW	494,641		363	4	0
	07/2024	PEN	64,358		17,015	271	0
	07/2024		$5,068	BRL	27,613	0	(128)
	07/2024		1,991	GBP	1,557	0	(23)
	07/2024		8,440	PEN	32,174	0	(69)
	07/2024		2,955	PLN	11,723	0	(44)
	07/2024		22	ZAR	404	0	0
	08/2024	BRL	27,706		$5,068	129	0
	09/2024	PEN	27,106		7,269	217	0
	09/2024	TWD	87,688		2,721	16	0
	09/2024		$8,507	INR	711,240	5	(4)
DUB	07/2024	AUD	758		$502	0	(4)
	07/2024	BRL	264		50	3	0
	07/2024	KRW	3,764,172		2,736	6	0
	07/2024		$47	BRL	264	0	0
	07/2024		6,887	PLN	27,066	0	(165)
	08/2024	BRL	3,331		$647	53	0
	08/2024		$5,381	BRL	28,642	0	(276)
FAR	07/2024	AUD	25,042		$16,685	0	(21)
	07/2024	EUR	193,750		211,023	3,527	0
	07/2024	NZD	5,208		3,176	4	0
	07/2024		$1,269	JPY	202,151	0	(12)
	07/2024		80	NZD	130	0	(1)
	08/2024	JPY	201,203		$1,269	12	0
	08/2024		$3,176	NZD	5,208	0	(4)
GLM	07/2024	KRW	7,697		$6	0	0
	07/2024	MXN	26,458		1,425	0	(19)
	07/2024		$100	KRW	137,380	0	0
	07/2024		2,489	PLN	9,834	0	(47)
	07/2024		4,774	ZAR	87,338	21	0
JPM	07/2024	BRL	1,713		$341	34	0
	07/2024	CHF	1,427		1,578	0	(11)
	07/2024	IDR	3,365,703		207	2	0
	07/2024	KRW	18,154,624		13,176	10	(2)
	07/2024	SGD	10,794		8,019	59	0
	07/2024		$308	BRL	1,713	0	(2)
	07/2024		19,665	CHF	17,647	0	(23)
	07/2024		948	ILS	3,507	0	(19)
	07/2024		1,588	PLN	6,211	0	(45)
	07/2024		8,987	ZAR	165,437	95	0
	08/2024	CHF	17,582		$19,665	22	0
	08/2024		$10,599	TRY	368,265	173	0
	09/2024	TWD	149,187		$4,634	33	0
	09/2024		$971	INR	81,322	2	0
	09/2024		4,611	MXN	83,439	0	(105)
	10/2024	CNH	48,552		$6,785	78	0
	10/2024		$936	CNH	6,687	0	(13)
MBC	07/2024	CAD	29,310		$21,526	101	0
	07/2024	EUR	32,668		35,289	303	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	JPY	66,900	425	9	0
07/2024	NOK	121	11	0	0
07/2024	SGD	66	49	0	0
07/2024	$21,689	CAD	29,696	18	0
07/2024	4,186	GBP	3,309	0	(3)
08/2024	CAD	29,676	$21,689	0	(18)
08/2024	$11	NOK	121	0	0
MYI	07/2024	BRL	19,926	$3,857	293	0
07/2024	EUR	2,758	2,960	6	0
07/2024	$3,584	BRL	19,926	0	(20)
07/2024	1,124	EUR	1,048	0	(1)
07/2024	3,647	NZD	5,946	0	(25)
09/2024	TWD	59,347	$1,850	20	0
09/2024	$649	INR	54,282	0	0
RBC	07/2024	1,911	EUR	1,759	0	(27)
07/2024	71,299	GBP	56,225	0	(225)
08/2024	GBP	56,225	$71,311	224	0
RYL	07/2024	$1,049	AUD	1,573	0	0
SCX	07/2024	EUR	2,595	$2,788	9	0
07/2024	IDR	492,360	30	0	0
07/2024	KRW	3,533,407	2,591	28	0
07/2024	$254,435	EUR	237,479	0	(107)
07/2024	6,608	ZAR	121,779	77	0
08/2024	EUR	237,479	$254,809	110	0
09/2024	CNH	33,553	4,677	54	0
09/2024	TWD	405,769	12,593	79	0
09/2024	$7,780	INR	651,122	9	0
TOR	07/2024	CHF	62	$68	0	0
07/2024	NZD	3,947	2,418	13	0
08/2024	$2,418	NZD	3,947	0	(13)
UAG	07/2024	CHF	13,822	$15,296	0	(89)
07/2024	ILS	4,662	1,258	23	0
07/2024	$11	CHF	10	0	0
08/2024	CHF	10	$11	0	0

Total Forward Foreign Currency Contracts	$7,749	$(1,891)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	2,100	$(9)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	2,100	(9)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,600	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,600	(6)	(8)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	2,400	(9)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	2,400	(9)	(13)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	3,600	(7)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	3,600	(7)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	3,200	(11)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	3,200	(11)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	4,200	(16)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	4,200	(16)	(27)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	2,200	(8)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	2,200	(8)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,900	(8)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	4,200	(15)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	4,200	(15)	(27)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,900	(8)	(12)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	2,200	(7)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	2,200	(7)	(8)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,200	(5)	(1)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.150	07/05/2024	1,200	(5)		(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.675	07/22/2024	2,200	(9)		(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.025	07/22/2024	2,200	(9)		(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.640	07/23/2024	1,200	(5)		(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.990	07/23/2024	1,200	(5)		(8)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.765	07/22/2024	2,300	(10)		(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.265	07/22/2024	2,300	(10)		(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.630	07/29/2024	2,200	(6)		(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.690	07/29/2024	2,200	(8)		(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.040	07/29/2024	2,200	(8)		(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.090	07/29/2024	2,200	(6)		(10)

Total Written Options								$(278)		$(226)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.425%	$400	$(7)	$8	$1	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341	11,600	46	(6)	40	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	1,700	(9)	2	0	(7)
DUB	Eskom	4.650	Quarterly	06/30/2029	0.066	5,000	0	386	386	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	1,100	(17)	20	3	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2029	0.786	1,900	26	(8)	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	2,900	(24)	36	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	600	(6)	6	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	1,100	(9)	20	11	0
	Poland Government International Bond	1.000	Quarterly	06/20/2029	0.679	5,000	65	8	73	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	2,100	(18)	26	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	3,600	10	24	34	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	1,300	(4)	16	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	900	(17)	21	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	3,900	(41)	40	0	(1)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.971	4,000	(1,067)	963	0	(104)

Total Swap Agreements							$(1,075)	$1,567	$604	$(112)

(p)

Securities with an aggregate market value of $138 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$102,147	$46,279	$148,426
Corporate Bonds & Notes
Banking & Finance	0	542,506	3,634	546,140
Industrials	0	856,117	13,163	869,280
Utilities	0	157,935	0	157,935
Convertible Bonds & Notes
Banking & Finance	0	4	0	4
Municipal Bonds & Notes
Illinois	0	751	0	751
U.S. Government Agencies	0	550,498	0	550,498
U.S. Treasury Obligations	0	184,519	0	184,519
Non-Agency Mortgage-Backed Securities	0	151,793	5,518	157,311
Asset-Backed Securities	0	369,469	67	369,536
Sovereign Issues	0	549,763	0	549,763
Common Stocks
Communication Services	322	0	0	322
Consumer Staples	187	0	0	187
Energy	0	0	73	73
Financials	0	0	2,702	2,702
Industrials	0	4	291	295
Utilities	0	0	838	838
Warrants
Financials	0	0	6	6
Preferred Securities
Banking & Finance	0	15,400	0	15,400
Short-Term Instruments
Repurchase Agreements	0	1,750	0	1,750

	$509	$3,482,656	$72,571	$3,555,736
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$266,729	$0	$0	$266,729

Total Investments	$267,238	$3,482,656	$72,571	$3,822,465

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84,408)	$0	$(84,408)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	84	475	0	559
Over the counter	0	7,967	386	8,353

	$84	$8,442	$386	$8,912
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(408)	(495)	0	(903)
Over the counter	0	(2,229)	0	(2,229)

	$(408)	$(2,724)	$0	$(3,132)

Total Financial Derivative Instruments	$(324)	$5,718	$386	$5,780

Totals	$266,914	$3,403,966	$72,957	$3,743,837

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/SettlementS (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$33,383	$15,555	$(8,274)	$0	$0	$1,615	$4,000	$0	$46,279	$381
Corporate Bonds & Notes
Banking & Finance	3,944	0	0	30	0	58	0	(398)	3,634	60
Industrials	13,523	0	(5,500)	0	0	5,140	0	0	13,163	(29)
Non-Agency Mortgage-Backed Securities	1,373	3,806	(230)	8	(3)	96	468	0	5,518	91

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2024 (Unaudited)

Asset-Backed Securities	80	0	(14)	0	3	(2)	0	0	67	0
Common Stocks
Communication Services	77	0	(48)	0	(695)	666	0	0	0	0
Energy	73	0	0	0	0	0	0	0	73	0
Financials	1,991	0	0	0	0	711	0	0	2,702	710
Industrials	315	0	0	0	0	(24)	0	0	291	(24)
Utilities	1,581	0	0	0	0	(743)	0	0	838	(743)
Warrants
Financials	5	0	0	0	0	1	0	0	6	0

	$56,345	$19,361	$(14,066)	$38	$(695)	$7,518	$4,468	$(398)	$72,571	$446
Financial Derivative Instruments- Assets
Over the counter	$334	$0	$0	$0	$0	$52	$0	$0	$386	$52

Totals	$56,679	$19,361	$(14,066)	$38	$(695)	$7,570	$4,468	$(398)	$72,957	$498

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$9,722	Discounted Cash Flow			Discount Rate			7.769 – 9.390	8.897
		5,916	Indicative Market Quotation			Broker Quote			91.500	—
		5,465	Proxy Pricing			Base Price			100.000 – 109.200	106.326
		16,074	Recent Transaction			Purchase Price			100.000	—
		9,102	Third Party Vendor			Broker Quote			99.500 – 100.250	100.017
Corporate Bonds & Notes
Banking & Finance		1,898	Indicative Market Quotation			Price			7.630	—
		1,736	Discounted Cash Flow			Discount Rate			7.304	—
Industrials		1,262	Discounted Cash Flow			Discount Rate			7.620	—
		11,571	Indicative Market Quotation			Broker Quote			98.143 – 99.815	99.275
		330	Third Party Vendor			Expected Recovery			6.000	—
Non-Agency Mortgage-Backed Securities		3,911	Discounted Cash Flow			Discount Rate			6.755 – 9.055	7.332
		1,607	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
Asset-Backed Securities		67	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks
Energy		73	Comparable Companies			EBITDA Multiple		X	5.100	—
Financials		2,702	Comparable Companies			EBITDA Multiple		X	4.240	—
Industrials		291	Comparable Companies/Discounted Cash Flow			Revenue multiple/EBITDA multiple/Discount Rate		X/X /%	0.510/6.470/10.000	—
Utilities		838	Comparable Companies			EBITDA Multiple		X	3.920	—
Warrants
Financials		6	Option Pricing Model			Volatility			32.500	—
Financial Derivative Instruments- Assets
Over the counter		386	Indicative Market Quotation			Broker Quote			6.553	—

Total		$72,957

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
American Airlines, Inc. 10.336% due 04/20/2028		$4,800	$4,965
Carnival Corp. 8.094% due 08/08/2027		2,480	2,495
Hertz Corp. 8.859% due 06/30/2028		2,793	2,534
IRB Holding Corp. 8.194% due 12/15/2027		6,300	6,305
LifePoint Health, Inc.
9.329% due 05/17/2031		2,500	2,507
10.056% due 11/16/2028		5,256	5,291
MI Windows and Doors LLC 8.844% due 03/28/2031		800	806
MPH Acquisition Holdings LLC 9.859% due 09/01/2028		4,668	3,898
SkyMiles IP Ltd. 9.075% due 10/20/2027		429	440
Spa Holdings 3 Oy 9.346% due 02/04/2028		1,646	1,649
Telecom Serbia TBD% due 06/11/2029 «	EUR	6,000	6,396

Total Loan Participations and Assignments (Cost $38,123)			37,286

CORPORATE BONDS & NOTES 20.4%
BANKING & FINANCE 11.9%
ADLER Real Estate AG 3.000% due 04/27/2026		200	194
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	3,180
Alamo Re Ltd. 16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~		1,800	1,780
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,722
American Tower Corp.
1.875% due 10/15/2030		1,700	1,385
2.100% due 06/15/2030		700	587
3.650% due 03/15/2027		4,000	3,832
4.050% due 03/15/2032		700	640
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		500	498
Athene Global Funding 4.823% due 02/23/2027 ~	EUR	3,200	3,433
Aviation Capital Group LLC 5.500% due 12/15/2024		$1,400	1,397
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	376
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,166
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	2,500	2,827
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,900	1,525
Banco Santander SA
1.849% due 03/25/2026		$5,000	4,689
4.175% due 03/24/2028 •		5,000	4,821
4.875% due 10/18/2031	EUR	3,500	3,963
Bank of America Corp. 3.384% due 04/02/2026 •		$2,700	2,652
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,641
3.330% due 11/24/2042 •		4,300	3,090
3.650% due 03/16/2025		1,100	1,083
4.337% due 01/10/2028		800	770
4.375% due 01/12/2026		900	885
4.375% due 03/15/2028 •(i)(j)		2,400	2,021
4.836% due 05/09/2028		350	338
4.972% due 05/16/2029 •		1,900	1,860
7.385% due 11/02/2028 •		1,000	1,054
7.437% due 11/02/2033 •		1,300	1,431
Bayou Re Ltd. 13.855% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		500	498

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,584
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,859
2.159% due 09/15/2029 •		6,400	5,588
2.871% due 04/19/2032 •		2,000	1,677
BPCE SA 6.612% due 10/19/2027 •		7,800	7,923
Cape Lookout Re Ltd. 13.355% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		2,300	2,277
Cooperatieve Rabobank UA 5.500% due 10/05/2026		1,900	1,913
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060 «		8,700	1,044
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	4,636
CTP NV 0.625% due 09/27/2026		1,000	997
Deutsche Bank AG
1.625% due 01/20/2027		1,000	1,014
1.750% due 11/19/2030 •		600	566
2.129% due 11/24/2026 •		$1,000	949
3.547% due 09/18/2031 •		5,600	4,932
3.729% due 01/14/2032 •		1,700	1,434
5.882% due 07/08/2031 •		1,700	1,667
6.119% due 07/14/2026 •		11,700	11,713
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,373
3.900% due 04/15/2032		$2,500	2,274
Everglades Re II Ltd.
15.855% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		400	399
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	399
18.105% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		400	399
Extra Space Storage LP 2.350% due 03/15/2032		1,300	1,036
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,767
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,500	2,421
3.664% due 09/08/2024		1,428	1,421
4.535% due 03/06/2025	GBP	600	753
5.125% due 06/16/2025		$200	199
Gateway Re Ltd. 5.355% (T-BILL 1MO) due 12/23/2028 ~		1,100	1,028
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,825
3.615% due 03/15/2028 •		4,600	4,399
3.691% due 06/05/2028 •		16,100	15,406
5.798% due 08/10/2026 •		2,100	2,101
HSBC Holdings PLC
2.871% due 11/22/2032 •		5,700	4,742
4.583% due 06/19/2029 •		5,600	5,415
4.600% due 12/17/2030 •(i)(j)		2,800	2,407
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	7,583
6.254% due 03/09/2034 •(m)		$3,600	3,750
ING Groep NV 4.017% due 03/28/2028 •		3,500	3,377
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,764
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	1,871
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,725
2.963% due 01/25/2033 •		6,900	5,885
4.005% due 04/23/2029 •		500	478
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,050	1,050
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	2,564
3.750% due 03/18/2028 •		$1,900	1,818
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,057
Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$600	596
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		3,800	3,460
Nationwide Building Society 4.302% due 03/08/2029 •		13,500	12,929
NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,151
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	1,999
7.472% due 11/10/2026 •		$10,000	10,223
8.000% due 08/10/2025 •(i)(j)		900	907
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	1,007
2.450% due 09/15/2028		600	521
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		4,800	3,138

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,340
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		700	697
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	973
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,275
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	615
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	1,911
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		$2,000	1,776
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	3,906
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		1,000	964
Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		600	603
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		400	401
UBS Group AG
3.091% due 05/14/2032 •		3,250	2,773
4.194% due 04/01/2031 •		1,000	934
4.375% due 02/10/2031 •(i)(j)		800	651
4.923% due 01/16/2026 ~	EUR	500	537
6.246% due 09/22/2029 •		$5,300	5,451
6.327% due 12/22/2027 •		5,700	5,796
6.373% due 07/15/2026 •		1,200	1,206
Unigel Luxembourg SA 8.750% due 03/01/2030 ^«(b)(d)		1,816	1,816
Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,254
3.584% due 05/22/2028 •		4,950	4,716
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,763

			297,094

INDUSTRIALS 6.8%
Air Canada 4.625% due 08/15/2029	CAD	800	568
Altice France Holding SA 4.000% due 02/15/2028	EUR	2,200	698
Altice France SA
4.250% due 10/15/2029		2,700	1,928
5.500% due 10/15/2029		$2,800	1,849
American Airlines Pass-Through Trust
3.150% due 08/15/2033		391	350
3.350% due 04/15/2031		1,486	1,371
3.375% due 11/01/2028		220	208
3.575% due 07/15/2029		515	487
3.650% due 08/15/2030		663	626
3.700% due 04/01/2028		1,111	1,063
American Airlines, Inc.
5.500% due 04/20/2026		1,267	1,257
5.750% due 04/20/2029		500	487
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,153
4.375% due 12/15/2028		600	570
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	6,000
Broadcom, Inc.
3.137% due 11/15/2035		$5	4
4.000% due 04/15/2029		3,100	2,955
4.150% due 04/15/2032		3,100	2,862
4.926% due 05/15/2037		4	4
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		1,500	1,625
Centene Corp. 4.250% due 12/15/2027		1,700	1,625
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027		9,500	9,487
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	694
5.875% due 02/01/2029		300	297
Cloud Software Group, Inc. 6.500% due 03/31/2029		4,300	4,133
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,212
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,220
4.750% due 05/09/2032		300	289
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		345	350

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		1,139	937
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,732
4.750% due 01/15/2029		$7,200	6,848
Delta Air Lines, Inc.
4.500% due 10/20/2025		650	642
7.000% due 05/01/2025		700	705
7.375% due 01/15/2026		6,900	7,044
DISH DBS Corp.
5.250% due 12/01/2026		1,200	949
5.750% due 12/01/2028		4,200	2,920
DISH Network Corp. 11.750% due 11/15/2027		3,300	3,239
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		822	126
Expedia Group, Inc. 6.250% due 05/01/2025		484	485
FactSet Research Systems, Inc. 2.900% due 03/01/2027		1,200	1,123
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,571
Frontier Communications Holdings LLC 8.750% due 05/15/2030		4,000	4,126
Haleon U.K. Capital PLC 3.125% due 03/24/2025		3,000	2,946
Haleon U.S. Capital LLC 3.375% due 03/24/2027		3,000	2,864
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	5,966
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,286
INEOS Styrolution Group GmbH 2.250% due 01/16/2027	EUR	2,450	2,466
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,508
JetBlue Pass-Through Trust 4.000% due 05/15/2034		385	362
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	71
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,373
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		6,600	5,927
MGM China Holdings Ltd. 4.750% due 02/01/2027		700	667
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,700	2,708
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,400	2,571
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	315
3.522% due 09/17/2025		$700	679
4.345% due 09/17/2027		5,200	4,967
4.810% due 09/17/2030		1,100	1,022
NXP BV 4.400% due 06/01/2027		1,800	1,761
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,359
Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,774
10.000% due 02/07/2033		2,300	2,310
Prosus NV
1.207% due 01/19/2026	EUR	600	616
2.085% due 01/19/2030		1,400	1,319
2.778% due 01/19/2034		1,600	1,427
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		$1,423	1,411
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,470
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		1,050	1,044
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,637
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	1,057
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,145
3.875% due 04/15/2030		2,100	1,964
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,159
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,000	1,849
6.500% due 02/09/2032	GBP	400	446
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		$209	204

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Unigel Luxembourg SA 8.750% due 10/01/2026 ^(d)		3,700	1,050
United Airlines Pass-Through Trust
2.700% due 11/01/2033		404	351
5.875% due 04/15/2029		2,810	2,821
United Airlines, Inc.
4.375% due 04/15/2026		300	290
4.625% due 04/15/2029		1,600	1,491
UnitedHealth Group, Inc. 4.000% due 05/15/2029		4,000	3,848
Venture Global LNG, Inc.
8.125% due 06/01/2028		400	412
8.375% due 06/01/2031		500	519
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		4,800	4,558
Wynn Las Vegas LLC 5.250% due 05/15/2027		600	586
Wynn Macau Ltd.
5.125% due 12/15/2029		500	453
5.500% due 01/15/2026		300	294
5.500% due 10/01/2027		600	573
5.625% due 08/26/2028		3,856	3,619
Wynn Resorts Finance LLC 5.125% due 10/01/2029		200	190
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,680

			170,204

UTILITIES 1.7%
AT&T, Inc. 4.300% due 02/15/2030		$105	101
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,658
Georgia Power Co. 4.700% due 05/15/2032		6,900	6,673
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,378
3.150% due 01/01/2026		1,500	1,445
3.250% due 06/01/2031		2,800	2,409
3.300% due 12/01/2027		1,000	933
3.400% due 08/15/2024		200	199
3.450% due 07/01/2025		300	293
3.500% due 06/15/2025		200	196
3.950% due 12/01/2047		600	430
4.200% due 03/01/2029		5,500	5,206
4.300% due 03/15/2045		700	539
4.400% due 03/01/2032		1,100	1,007
4.450% due 04/15/2042		400	318
4.500% due 07/01/2040		200	165
4.550% due 07/01/2030		1,000	948
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,058
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,557
Sprint LLC 7.625% due 03/01/2026		6,600	6,788
System Energy Resources, Inc. 2.140% due 12/09/2025		700	662
Verizon Communications, Inc. 3.875% due 03/01/2052		3,400	2,581

			43,544

Total Corporate Bonds & Notes (Cost $551,298)			510,842

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Southwest Airlines Co. 1.250% due 05/01/2025		7,500	7,536

Total Convertible Bonds & Notes (Cost $7,500)			7,536

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		2,500	2,039

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		943	1,012

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	34,905	3,206
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	329
3.501% due 06/01/2035	400	325
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.820% due 06/01/2026	200	187

		4,047

Total Municipal Bonds & Notes (Cost $8,612)		7,098

U.S. GOVERNMENT AGENCIES 54.5%
Fannie Mae
0.000% due 07/25/2043 •(a)	4,973	919
0.032% due 11/25/2046 ~(a)	4,547	84
0.293% due 06/25/2050 ~(a)	7,563	343
0.650% due 06/25/2047 •(a)	357	39
0.750% due 06/25/2048 •(a)	6,245	681
1.050% due 01/25/2042 •(a)	4,142	442
1.590% due 12/25/2042 ~(a)	8,548	416
2.000% due 07/25/2052 (a)	18,945	2,411
3.000% due 03/25/2050 - 01/25/2052 (a)	13,785	2,488
3.500% due 11/25/2051 (a)	9,637	1,861
4.453% due 08/01/2028 •	1	1
4.569% due 05/01/2036 •	1	1
5.000% due 01/25/2035	3	3
5.000% due 06/25/2041 (a)	470	66
5.110% due 01/25/2032 þ	1	1
5.152% due 12/01/2036 •	1	1
5.498% due 12/25/2036 •	16	16
5.558% due 03/25/2034 •	6	6
5.588% due 08/25/2034 •	2	2
5.608% due 12/01/2034 •	6	6
5.747% due 02/25/2033 þ	47	47
5.750% due 08/25/2033	20	20
5.795% due 12/01/2034 •	5	5
5.800% due 03/25/2037 - 05/25/2042 •	41	40
5.898% due 10/18/2030 •	1	1
5.950% due 09/01/2034 •	2	3
5.998% due 04/18/2032 •	10	10
6.000% due 01/25/2033 - 07/25/2044	71	72
6.000% due 02/01/2036 •	23	23
6.081% due 05/25/2035 ~	4	4
6.089% due 10/25/2031 þ	6	6
6.123% due 03/01/2036 •	64	64
6.125% due 08/01/2029 •	1	2
6.165% due 03/25/2036 •	6	6
6.300% due 01/01/2036 •	23	24
6.311% due 09/01/2039 •	8	8
6.314% due 08/01/2042 - 10/01/2044 •	70	69
6.413% due 11/01/2034 •	52	53
6.523% due 09/01/2031 •	4	4
7.013% due 05/01/2036 •	20	20
7.500% due 06/25/2032	8	9
Freddie Mac
0.000% due 03/15/2050 ~(a)	26,369	900
0.550% due 04/25/2048 - 11/25/2049 •(a)	18,994	2,049
1.500% due 02/25/2036 (a)	13,968	617
2.000% due 01/25/2051 - 04/25/2051 (a)	18,590	2,157
2.500% due 01/25/2052 (a)	15,951	2,451
3.000% due 12/15/2047 - 04/25/2053 (a)	59,628	9,825
3.500% due 06/15/2049 - 03/25/2050 (a)	9,597	1,643
4.000% due 07/01/2047	64	60
4.000% due 06/15/2049 (a)	4,897	907
4.415% due 07/25/2033 ~	1	1
4.500% due 03/15/2032 (a)	698	71
5.000% due 02/15/2048 (a)	265	55
5.500% due 09/15/2039	20	21
5.626% due 09/01/2035 •	2	2
5.793% due 08/15/2040 •	470	470
5.798% due 12/15/2029 •	14	14
5.948% due 01/15/2032 •	1	1
5.981% due 08/01/2035 •	2	2
6.000% due 05/15/2035	39	40
6.180% due 03/01/2036 •	6	6
6.348% due 12/01/2032 •	1	1
6.500% due 10/25/2043	34	35
6.553% due 07/25/2044 •	642	595
6.555% due 09/25/2029 ~	16	16
7.000% due 07/25/2043	24	25
7.002% due 11/25/2030 þ	1	1
7.500% due 08/15/2030 - 03/25/2044	41	43
8.610% due 12/25/2030 þ	69	64

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ginnie Mae
0.597% due 08/20/2049 - 09/20/2049 •(a)	12,701	1,322
3.625% due 07/20/2030 •	5	5
3.750% due 10/20/2027 - 10/20/2029 •	6	5
3.875% due 04/20/2030 •	4	4
4.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	2	2
4.625% (H15T1Y + 1.500%) due 01/20/2026 ~	2	2
4.625% due 01/20/2027 •	9	8
5.000% due 03/15/2039 - 05/15/2039	471	469
5.500% due 10/15/2034 - 03/15/2035	35	36
5.753% due 05/20/2037 •	209	208
6.000% due 06/20/2038	9	9
8.000% due 03/20/2030	4	4
Ginnie Mae, TBA 2.500% due 08/01/2054	4,400	3,703
U.S. Small Business Administration
4.760% due 09/01/2025	5	5
5.600% due 09/01/2028	36	35
6.220% due 12/01/2028	29	29
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	68,282	58,984
3.500% due 10/01/2040 - 06/01/2048	6,261	5,673
4.000% due 05/01/2047 - 04/01/2048	8,759	8,206
6.500% due 06/01/2036 - 08/01/2038	524	541
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2054	77,600	68,700
4.000% due 08/01/2054	106,200	97,235
4.500% due 07/01/2054 - 08/01/2054	114,400	107,886
5.000% due 07/01/2054 - 09/01/2054	803,000	776,197
5.500% due 08/01/2054	103,500	102,073
6.000% due 08/01/2054	54,500	54,634
6.500% due 08/01/2054	48,200	49,032

Total U.S. Government Agencies (Cost $1,395,475)		1,367,356

U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Bonds
2.375% due 02/15/2042	12,200	8,885
2.500% due 02/15/2045	20	14
U.S. Treasury Inflation Protected Securities (h)
0.625% due 07/15/2032	53,411	47,916
1.125% due 01/15/2033	48,835	45,204
1.375% due 07/15/2033	64,723	61,145
U.S. Treasury Notes
2.250% due 11/15/2024 (o)(q)	71,718	70,890
2.375% due 08/15/2024	71,790	71,519
2.500% due 03/31/2027 (o)	6,300	5,972

Total U.S. Treasury Obligations (Cost $317,151)		311,545

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
5.600% due 09/25/2035 ~	2	2
5.604% due 10/25/2035 ~	163	151
5.720% due 03/25/2036 •	191	111
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •	226	183
6.073% due 11/25/2046 •	8,141	2,029
6.123% due 10/25/2046 •	111	89
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042 «	5,170	3,808
Banc of America Funding Trust
3.387% due 10/20/2046 ~	618	499
4.339% due 06/20/2037 «~	43	35
5.500% due 09/25/2034 «	24	22
5.500% due 09/25/2034	310	283
5.773% due 02/20/2047 •	773	756
5.806% due 03/25/2037 «~	5	4
5.833% due 10/20/2036 •	241	176
5.878% due 10/25/2036 «~	136	112
5.880% due 04/25/2037 •	205	160
6.000% due 08/25/2037	361	279
6.013% due 06/20/2047 •	725	557
6.260% due 05/25/2037 •	136	112
Banc of America Mortgage Trust
5.624% due 02/25/2034 «~	18	17
6.470% due 05/25/2034 «~	37	34
BCAP LLC Trust
0.000% due 02/26/2036 «~	294	57
5.250% due 02/26/2036 ~	1,333	518
5.250% due 06/26/2037	282	252
20.231% due 04/26/2037 «~	236	122
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	14	11
3.250% due 02/25/2033 «~	1	1
4.000% due 05/25/2034 «~	3	2

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.064% due 08/25/2035 ~	23	21
5.416% due 11/25/2034 «~	1	1
5.487% due 08/25/2035 «~	15	13
6.008% due 01/25/2034 ~	97	95
6.317% due 04/25/2034 «~	19	18
6.414% due 11/25/2034 «~	38	34
6.997% due 05/25/2034 «~	10	9
Bear Stearns ALT-A Trust
4.266% due 11/25/2036 ~	349	157
4.427% due 03/25/2036 ~	159	125
4.607% due 11/25/2035 ~	54	41
4.802% due 03/25/2036 ~	713	423
4.827% due 08/25/2036 ~	9	6
5.306% due 01/25/2036 ~	358	326
5.310% due 05/25/2035 ~	928	858
5.780% due 08/25/2036 •	891	764
5.800% due 08/25/2036 •	343	306
5.860% due 02/25/2034 •	37	33
5.900% due 04/25/2036 •	944	818
Bear Stearns Asset-Backed Securities Trust 5.750% due 11/25/2034 þ	478	406
Bear Stearns Mortgage Funding Trust 5.840% due 01/25/2037 •	1,100	1,002
Chase Mortgage Finance Trust
5.782% due 06/25/2035 «~	13	12
6.181% due 02/25/2037 «~	11	11
ChaseFlex Trust
6.000% due 02/25/2037	573	216
6.060% due 07/25/2037 •	354	295
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.247% due 08/25/2037 þ	1,234	934
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 05/25/2036 •	414	367
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037 «	12	11
6.000% due 09/25/2037 «	66	62
Citigroup Global Markets Mortgage Securities 5.960% due 05/25/2032 «•	34	33
Citigroup Mortgage Loan Trust
4.770% due 11/25/2036 ~	208	174
5.731% due 08/25/2035 ~	152	141
6.175% due 02/25/2034 «~	6	6
6.830% due 09/25/2035 «•	19	18
7.336% due 09/25/2037 «~	67	63
7.860% due 11/25/2035 «•	131	124
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 «	281	226
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036	376	206
Countrywide Alternative Loan Trust
4.003% due 10/25/2035 «~	239	187
4.441% due 06/25/2037 ~	42	38
5.250% due 06/25/2035	10	7
5.500% due 04/25/2035	257	210
5.500% due 08/25/2035 «•	43	33
5.500% due 09/25/2035 •	2,044	1,210
5.500% due 10/25/2035 «	190	99
5.500% due 11/25/2035	1,192	665
5.500% due 12/25/2035	165	87
5.500% due 12/25/2035 •	2,324	1,111
5.500% due 01/25/2036	179	100
5.500% due 03/25/2036	38	15
5.500% due 05/25/2036 •	901	692
5.700% due 06/25/2036 •	473	410
5.740% due 04/25/2047 •	1,835	1,598
5.750% due 07/25/2035	1,224	741
5.810% due 05/25/2036 •	908	362
5.810% due 05/25/2037 •	33	11
5.830% due 02/25/2037 •	6,996	2,102
5.840% due 09/25/2046 •	46	42
5.860% due 06/25/2037 •	10	9
5.917% due 07/20/2035 •	15	14
5.960% due 05/25/2037 •	806	270
5.960% due 09/25/2046 •	819	607
6.000% due 04/25/2036	578	271
6.000% due 05/25/2036 •	1,023	440
6.000% due 07/25/2036 •	809	282
6.000% due 01/25/2037	652	333
6.000% due 02/25/2037	1,991	827
6.000% due 03/25/2037	672	240
6.000% due 08/25/2037	479	229
6.020% due 12/25/2035 •	230	199
6.097% due 11/20/2035 •	1,378	1,183
6.250% due 11/25/2036	324	238
6.360% due 12/25/2036 •	4,021	1,377
6.500% due 09/25/2037	1,070	403

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.633% due 01/25/2036 •		452	411
Countrywide Home Loan Mortgage Pass-Through Trust
3.768% due 06/20/2035 «~		2	2
4.421% due 09/25/2034 «~		8	7
4.483% due 03/25/2037 ~		47	39
4.712% due 11/25/2034 ~		22	20
5.257% due 12/25/2033 «~		9	9
5.500% due 11/25/2035		44	24
5.500% due 07/25/2037		395	161
5.516% due 07/25/2034 «~		57	51
5.750% due 07/25/2037		1,485	735
5.750% due 08/25/2037		6,169	3,182
6.000% due 02/25/2036		308	114
6.000% due 03/25/2036 «		3	2
6.040% due 04/25/2035 «•		1	1
6.100% due 03/25/2035 •		76	71
6.120% due 02/25/2035 •		31	29
6.200% due 02/25/2035 •		538	449
6.220% due 09/25/2034 «•		1	1
7.884% due 02/20/2036 •		87	72
7.940% due 02/20/2036 •		412	366
Countrywide Home Loan Reperforming REMIC Trust
5.800% due 06/25/2035 •		404	380
5.860% due 11/25/2034 •		10	9
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		646	391
6.056% due 03/25/2032 ~		29	27
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034 «		60	58
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.215% due 11/25/2061 ~		214	211
3.431% due 11/10/2032		1,200	1,019
4.387% due 07/27/2037 ~		1,306	1,233
6.250% due 08/25/2036		299	115
7.000% due 08/25/2037 ~		798	391
DBGS Mortgage Trust 6.838% due 10/15/2036 •		1,000	970
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.660% due 08/25/2037 •		143	115
5.700% due 08/25/2036 •		1,086	975
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.760% due 04/25/2037 •		303	207
Downey Savings & Loan Association Mortgage Loan Trust
5.973% due 08/19/2045 •		8	6
6.073% due 03/19/2046 •		278	227
EMF-NL Prime BV 4.688% due 04/17/2041 •	EUR	1,114	1,164
Eurosail PLC 4.205% due 06/10/2044 •		7,000	7,357
Extended Stay America Trust 6.523% due 07/15/2038 •		$10,984	10,950
First Horizon Alternative Mortgage Securities Trust
4.725% due 01/25/2036 ~		2,019	983
5.261% due 03/25/2035 ~		15	9
5.660% due 06/25/2036 ~		195	148
6.121% due 04/25/2036 ~		167	136
First Horizon Mortgage Pass-Through Trust 6.231% due 08/25/2035 ~		76	52
Freddie Mac 2.000% due 06/25/2052 (b)		19,414	2,491
GreenPoint Mortgage Funding Trust
5.900% due 06/25/2045 •		3	3
6.000% due 11/25/2045 •		32	28
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~		6	6
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	284	297
GSMPS Mortgage Loan Trust 5.810% due 03/25/2035 •		$29	26
GSR Mortgage Loan Trust
5.473% due 06/25/2034 «~		23	21
5.750% due 03/25/2036		135	116
5.750% due 01/25/2037		327	193
6.000% due 02/25/2036		1,111	444
6.000% due 03/25/2037		657	341
6.000% due 05/25/2037		184	131
6.500% due 09/25/2036		320	154
6.750% due 03/25/2033 «•		1	1
HarborView Mortgage Loan Trust
5.048% due 06/19/2045 •		2,438	1,100
5.633% due 11/19/2046 •		21	14
5.795% due 11/19/2036 •		78	64
5.933% due 06/19/2035 •		18	17
5.953% due 01/19/2036 •		841	511
6.002% due 04/19/2034 «~		3	3
6.013% due 02/19/2036 •		607	290

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.073% due 11/19/2035 •	263	173
6.273% due 11/19/2034 •	258	226
6.953% due 10/19/2035 •	333	232
HomeBanc Mortgage Trust 4.899% due 04/25/2037 ~	4,075	3,525
Impac CMB Trust 6.120% due 03/25/2035 «•	43	37
Impac Secured Assets Trust 6.160% due 05/25/2036 •	29	26
Impact Funding LLC 5.314% due 01/25/2051	60	59
IndyMac IMSC Mortgage Loan Trust 4.120% due 06/25/2037 ~	462	287
IndyMac INDA Mortgage Loan Trust
4.246% due 12/25/2036 ~	18	14
5.626% due 01/25/2036 ~	347	317
IndyMac INDX Mortgage Loan Trust
3.678% due 01/25/2036 ~	201	173
4.122% due 06/25/2036 ~	458	386
4.767% due 12/25/2034 ~	183	166
5.149% due 10/25/2034 ~	628	589
5.780% due 04/25/2037 •	233	195
5.840% due 09/25/2046 •	17	14
5.860% due 11/25/2046 •	247	221
5.960% due 02/25/2037 •	1,124	706
JP Morgan Alternative Loan Trust
4.882% due 05/25/2037 ~	601	518
5.500% due 11/25/2036 «~	1	0
5.740% due 03/25/2037 •	408	427
5.820% due 06/25/2037 •	3,860	1,952
5.843% due 05/26/2037 ~	2,493	1,878
5.939% due 06/27/2037 •	182	119
6.810% due 08/25/2036 þ	633	592
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	1,300	1,205
5.925% due 04/15/2037 •	976	933
JP Morgan Mortgage Trust
4.987% due 11/25/2035 ~	149	119
5.266% due 07/25/2035 ~	9	8
5.364% due 04/25/2037 «~	18	13
5.549% due 04/25/2036 ~	88	73
5.571% due 11/25/2033 «~	4	3
5.750% due 01/25/2036 «	32	14
5.750% due 01/25/2036	744	330
6.000% due 08/25/2037	10	4
6.250% due 07/25/2036	1,291	431
6.500% due 01/25/2036	408	208
6.500% due 08/25/2036	1,416	451
7.365% due 05/25/2034 «~	34	33
Lehman XS Trust
5.860% due 08/25/2046 •	945	859
5.920% due 04/25/2046 «•	67	113
MASTR Adjustable Rate Mortgages Trust
5.730% due 05/25/2034 «~	39	36
5.994% due 11/21/2034 ~	12	11
6.060% due 05/25/2047 «•	2	2
MASTR Seasoned Securitization Trust 5.884% due 10/25/2032 «~	4	4
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.143% due 11/15/2031 •	18	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.883% due 12/15/2030 •	34	33
Merrill Lynch Mortgage Investors Trust
0.132% due 11/25/2029 ~(a)	464	1
4.303% due 03/25/2036 ~	598	290
5.679% due 02/25/2036 ~	309	300
6.208% due 02/25/2033 ~	6	5
6.970% due 05/25/2033 «~	2	1
Morgan Stanley Mortgage Loan Trust
3.583% due 07/25/2035 ~	71	61
4.388% due 08/25/2034 «~	29	26
4.405% due 12/25/2037 ~	1,102	727
5.500% due 07/25/2035 ~	53	43
5.720% due 03/25/2036 •	187	123
6.172% due 08/25/2034 «~	4	3
6.965% due 06/25/2036 ~	12	11
7.500% due 06/25/2036 «~	318	289
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/2035	367	304
Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	330	289
3.917% due 11/15/2032 ~	1,026	928
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	6,184	5,815
2.750% due 11/25/2059 ~	10,035	9,386

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.769% due 10/25/2035 ~		256	215
6.300% due 06/25/2037 •		3,329	2,665
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.220% due 12/25/2035 •		1,632	1,566
Prime Mortgage Trust 5.860% due 02/25/2034 •		1	1
RBSGC Mortgage Pass-Through Loan Trust 5.500% due 11/25/2035 ~		1,624	1,318
RBSSP Resecuritization Trust
4.977% due 06/27/2036 •		1,734	1,694
5.679% due 06/27/2036 •		3,500	2,874
5.679% due 08/27/2037 •		237	231
Residential Accredit Loans, Inc. Trust
1.420% due 12/26/2034 ~		142	49
4.745% due 02/25/2035 ~		451	381
5.260% due 01/25/2036 ~		1,104	781
5.710% due 02/25/2036 •		129	81
5.740% due 01/25/2037 •		52	65
5.820% due 05/25/2036 •		724	635
5.830% due 12/25/2036 «•		50	41
5.860% due 11/25/2036 •		165	114
5.960% due 08/25/2037 •		35	31
6.000% due 06/25/2036		153	115
6.170% due 09/25/2037 ~		6,528	4,351
6.260% due 10/25/2045 «•		109	84
6.500% due 09/25/2037		199	157
Residential Asset Securitization Trust
5.500% due 09/25/2035		81	39
5.500% due 12/25/2035		229	103
5.750% due 02/25/2036		784	277
5.860% due 01/25/2046 •		1,467	402
5.910% due 02/25/2034 «•		47	43
6.000% due 07/25/2036 «		329	168
6.000% due 07/25/2037		1,358	502
Residential Funding Mortgage Securities, Inc. Trust
2.450% due 09/25/2036 «~		14	5
5.107% due 02/25/2036 ~		216	188
6.000% due 10/25/2036		268	201
6.500% due 03/25/2032 «		11	10
RMAC Securities PLC 5.503% due 06/12/2044 •	GBP	425	522
Sequoia Mortgage Trust 3.914% due 09/20/2046 ~		$36	24
STRIPs Ltd. 5.000% due 03/27/2049		239	6
Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~		266	138
4.216% due 09/25/2036 ~		176	120
4.512% due 10/25/2036 ~		271	133
5.296% due 01/25/2035 «~		54	48
5.780% due 10/25/2035 •		1,957	1,784
5.900% due 06/25/2037 •		963	765
5.972% due 03/25/2034 «~		4	4
6.553% due 01/25/2035 •		10	9
Structured Asset Mortgage Investments Trust
5.580% due 08/25/2036 •		104	87
5.820% due 07/25/2046 •		1,443	1,177
5.880% due 05/25/2036 •		85	55
5.880% due 08/25/2036 •		507	400
5.920% due 05/25/2045 •		22	19
5.953% due 07/19/2035 •		69	67
6.020% due 02/25/2036 •		148	119
6.033% due 07/19/2034 «•		2	2
6.060% due 08/25/2036 •		478	335
6.153% due 03/19/2034 «•		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.699% due 03/25/2033 «~		17	16
Thornburg Mortgage Securities Trust
5.797% due 10/25/2043 «~		48	43
7.017% due 06/25/2037 •		9,786	8,351
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		13,799	12,914
Wachovia Mortgage Loan Trust LLC
6.322% due 10/20/2035 ~		217	205
6.624% due 05/20/2036 «~		51	47
WaMu Mortgage Pass-Through Certificates Trust
3.796% due 10/25/2036 ~		16	14
3.905% due 10/25/2036 ~		428	360
3.973% due 07/25/2037 ~		209	174
4.015% due 03/25/2037 ~		13,288	10,752
4.262% due 12/25/2046 •		250	213
4.343% due 06/25/2037 ~		833	691
4.372% due 12/25/2046 •		139	115
4.413% due 05/25/2037 ~		22	17
4.923% due 05/25/2046 •		92	76

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.014% due 01/25/2036 ~		363	339
5.158% due 03/25/2035 ~		72	70
5.618% due 03/25/2033 ~		19	18
5.628% due 08/25/2035 «~		168	162
5.850% due 09/25/2033 «~		3	2
5.883% due 01/25/2047 •		68	61
5.903% due 06/25/2047 •		38	29
5.978% due 10/25/2034 ~		62	59
6.000% due 12/25/2045 •		2	2
6.031% due 03/25/2034 ~		1	1
6.040% due 12/25/2045 •		265	230
6.133% due 06/25/2046 •		413	365
6.292% due 06/25/2033 «~		31	30
6.325% due 12/25/2032 ~		1,321	1,242
6.353% due 11/25/2042 •		4	4
6.553% due 06/25/2042 •		77	70
6.553% due 08/25/2042 •		49	46
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	806
6.153% due 12/21/2049		3,208	4,071
6.884% due 12/21/2049 •		910	1,156
7.384% due 12/21/2049 •		455	573
7.884% due 12/21/2049 •		260	326
8.384% due 12/21/2049 •		260	323
Washington Mutual Mortgage Pass-Through Certificates Trust
4.994% due 06/25/2033 ~		$14	13
5.500% due 11/25/2035 «		89	66
5.750% due 11/25/2035		510	444
5.750% due 01/25/2036 •		2,095	1,654
5.923% due 04/25/2047 •		2,542	1,951
6.000% due 10/25/2035		309	228
Wells Fargo Alternative Loan Trust 5.810% due 06/25/2037 •		725	481
Wells Fargo Mortgage-Backed Securities Trust 6.170% due 04/25/2036 ~		32	29

Total Non-Agency Mortgage-Backed Securities (Cost $208,115)			184,884

ASSET-BACKED SECURITIES 18.5%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		2,915	2,917
ABFC Trust
5.680% due 01/25/2037 •		2,443	1,355
5.760% due 05/25/2037 •		9,924	9,102
5.780% due 01/25/2037 •		1,174	651
6.160% due 06/25/2034 •		294	286
6.460% due 06/25/2037 •		34	27
6.510% due 03/25/2034 •		624	598
6.585% due 12/25/2032 «•		172	165
ACAS CLO Ltd. 6.479% due 10/18/2028 •		2,346	2,348
ACE Securities Corp. Home Equity Loan Trust
5.700% due 08/25/2036 •		2,846	662
5.780% due 08/25/2036 •		1,526	355
5.860% due 12/25/2036 •		4,878	1,263
6.435% due 11/25/2033 •		130	126
Aegis Asset-Backed Securities Trust 6.460% due 03/25/2035 •		144	134
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		931	932
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.585% due 11/25/2034 •		870	814
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •		182	177
Anchorage Capital CLO Ltd. 6.730% due 07/15/2032 •		800	801
Apidos CLO 6.509% due 07/17/2030 •		1,038	1,039
Ares CLO Ltd.
6.460% due 01/15/2029 •		1,976	1,977
6.640% due 01/15/2032 •		1,886	1,889
Ares European CLO DAC
4.686% due 10/15/2031 •	EUR	11,854	12,705
4.747% due 04/20/2032 •		3,300	3,537
Argent Securities Trust
5.570% due 09/25/2036 •		$361	110
5.610% due 09/25/2036 •		850	258
5.760% due 06/25/2036 •		3,352	895
5.760% due 07/25/2036 •		2,012	538
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.801% due 02/25/2034 •		500	490
Asset-Backed Securities Corp. Home Equity Loan Trust 6.555% due 02/25/2035 •		443	464
Aurium CLO DAC 4.653% due 01/16/2031 •	EUR	6,677	7,150

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Avoca CLO DAC 4.722% due 01/12/2031 •		362	388
Bayview Financial Acquisition Trust 6.388% due 02/28/2040 «•		$50	45
Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2036 «		38	37
5.780% due 08/25/2036 •		2,209	2,107
6.052% due 11/25/2035 •		994	987
6.090% due 02/25/2036 •		1,540	1,535
6.195% due 09/25/2035 •		1,079	1,072
6.260% due 09/25/2046 •		235	219
6.460% due 11/25/2042 •		2	2
6.500% due 10/25/2036		4,727	1,894
Belle Haven ABS CDO Ltd.
8.860% due 11/03/2044 •		13,513	3,636
8.900% due 11/03/2044 •		20,259	5,476
Benefit Street Partners CLO Ltd. 6.540% due 10/15/2030 •		5,101	5,108
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	5,993	6,394
Carlyle Euro CLO DAC
4.606% due 01/15/2031 •		6,003	6,438
4.718% due 08/15/2032 •		2,199	2,351
Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		$2,767	2,769
6.666% due 04/22/2032 •		900	901
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		2,979	2,982
Carrington Mortgage Loan Trust
5.620% due 10/25/2036 •		777	610
5.940% due 06/25/2036 •		2,258	2,149
6.360% due 05/25/2034 •		843	856
Catamaran CLO Ltd. 6.686% due 04/22/2030 •		5,059	5,067
CIFC Funding Ltd. 6.535% due 10/24/2030 •		5,894	5,903
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		10,118	10,131
Citigroup Mortgage Loan Trust
5.780% due 09/25/2036 •		8,721	6,534
5.780% due 12/25/2036 •		1,600	1,066
Citius Funding Ltd. 8.750% due 05/05/2046 •		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		3,278	3,287
Countrywide Asset-Backed Certificates Trust
5.559% due 02/25/2035 •		1,367	1,351
5.600% due 08/25/2037 •		85	85
5.770% due 09/25/2037 •		1,683	1,359
6.140% due 12/25/2036 •		147	111
6.180% due 07/25/2034 •		168	168
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •		2	2
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.281% due 03/25/2037 þ		7,636	2,647
Credit-Based Asset Servicing & Securitization Trust
3.181% due 01/25/2037 þ		1,125	323
5.760% due 11/25/2036 •		817	362
Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		929	929
6.728% due 10/23/2031 •		3,601	3,605
Delta Funding Home Equity Loan Trust 7.790% due 05/25/2030 «þ		105	98
Elevation CLO Ltd. 6.535% due 10/25/2030 •		2,297	2,299
Fieldstone Mortgage Investment Trust 5.759% due 11/25/2036 •		1,311	769
First Franklin Mortgage Loan Asset-Backed Certificates 6.285% due 05/25/2034 •		233	224
First Franklin Mortgage Loan Trust
6.405% due 03/25/2035 •		1,051	1,034
6.735% due 07/25/2034 •		124	122
Fremont Home Loan Trust
5.590% due 11/25/2036 •		4,725	1,631
5.610% due 01/25/2037 •		1,336	600
5.940% due 02/25/2037 •		3,405	1,112
5.960% due 05/25/2036 •		8,325	5,104
6.330% due 05/25/2034 •		2,631	2,482
GE-WMC Mortgage Securities Trust 5.760% due 08/25/2036 •		2,289	953
GSAA Home Equity Trust
4.999% due 09/25/2035 «~		77	67
6.020% due 07/25/2037 •		31,412	15,611
6.360% due 08/25/2037 •		87	83
GSAMP Trust
3.845% due 11/25/2034 •		695	647

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.560% due 12/25/2046 •	980	477
5.660% due 12/25/2046 •	3,577	1,741
5.760% due 09/25/2036 •	1,397	490
5.760% due 12/25/2046 •	2,301	1,120
5.920% due 12/25/2046 •	443	215
5.940% due 08/25/2036 •	701	550
6.000% due 04/25/2036 •	2,013	1,323
Home Equity Loan Trust 5.800% due 04/25/2037 •	3,000	2,492
Home Equity Mortgage Loan Asset-Backed Trust
5.620% due 07/25/2037 •	2,510	1,354
5.660% due 07/25/2037 •	2,590	1,397
5.700% due 04/25/2037 •	1,743	1,162
Home Equity Mortgage Trust 5.867% due 07/25/2036 «þ	135	14
HSI Asset Securitization Corp. Trust
5.650% due 01/25/2037 •	1,382	964
5.680% due 12/25/2036 •	3,373	866
5.800% due 12/25/2036 •	975	246
5.900% due 12/25/2036 •	7,218	1,822
IXIS Real Estate Capital Trust 5.920% due 01/25/2037 •	3,804	1,330
JP Morgan Mortgage Acquisition Trust
4.359% due 07/25/2036 •	1,233	521
5.780% due 07/25/2036 •	1,258	351
6.630% due 07/25/2036 þ	1,001	276
KKR CLO Ltd. 6.540% due 07/15/2030 •	2,857	2,861
L2L Education Loan Trust 5.783% due 06/15/2031 •	648	647
LCM LP 6.586% due 07/20/2030 •	1,584	1,585
Lehman XS Trust 5.980% due 05/25/2046 •	22,362	19,333
Long Beach Mortgage Loan Trust
6.060% due 02/25/2036 •	1,470	1,211
6.605% due 07/25/2032 «•	72	67
Marble Point CLO Ltd. 6.630% due 10/15/2030 •	1,944	1,946
MASTR Asset-Backed Securities Trust
5.560% due 10/25/2036 •	867	284
5.560% due 11/25/2036 •	53	16
5.760% due 08/25/2036 •	817	305
5.940% due 03/25/2036 •	2,475	1,520
5.940% due 10/25/2036 •	1,537	1,338
6.210% due 10/25/2035 •	544	509
Merrill Lynch Mortgage Investors Trust
4.568% due 02/25/2037 þ	1,528	190
5.680% due 08/25/2037 •	1,630	834
5.760% due 08/25/2037 •	9,835	5,044
6.360% due 02/25/2047 •	411	236
MidOcean Credit CLO
6.616% due 01/29/2030 •	40	40
6.637% due 02/20/2031 •	2,538	2,544
Morgan Stanley ABS Capital, Inc. Trust
5.520% due 12/25/2036 •	2,972	1,473
5.570% due 03/25/2037 •	1,306	551
5.600% due 11/25/2036 •	7,929	3,714
5.610% due 10/25/2036 •	17,909	9,540
5.610% due 11/25/2036 •	2,527	1,442
5.610% due 12/25/2036 •	658	326
5.640% due 02/25/2037 •	1,984	639
5.660% due 02/25/2037 •	52	25
5.680% due 11/25/2036 •	4,287	2,008
5.710% due 03/25/2037 •	14,007	5,907
5.760% due 09/25/2036 •	9,109	3,113
5.780% due 09/25/2036 •	1,545	652
5.820% due 02/25/2037 •	1,426	460
5.940% due 06/25/2036 •	853	436
5.960% due 08/25/2036 •	107	53
6.375% due 03/25/2035 «•	4	4
6.510% due 09/25/2033 •	387	384
6.510% due 06/25/2035 •	4,000	3,552
Morgan Stanley Home Equity Loan Trust 5.560% due 12/25/2036 •	1,296	619
Nelnet Student Loan Trust
5.715% due 03/23/2037 •	65	65
5.719% due 10/25/2033 •	120	119
New Century Home Equity Loan Trust 8.460% due 01/25/2033 •	250	206
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.120% due 10/25/2036 •	4,064	907
6.260% due 02/25/2037 •	413	120
NovaStar Mortgage Funding Trust
5.760% due 09/25/2036 •	3,148	1,296
5.800% due 11/25/2036 •	7,043	2,117

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.880% due 01/25/2037 •		2,813	965
5.960% due 10/25/2036 •		1,064	453
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		2,100	2,103
OCP Euro CLO DAC 4.777% due 09/22/2034 •	EUR	7,400	7,896
Octagon Investment Partners Ltd. 6.584% due 02/14/2031 •		$1,434	1,435
Option One Mortgage Loan Trust
5.590% due 07/25/2037 •		829	527
5.640% due 04/25/2037 •		874	419
5.680% due 01/25/2037 •		712	411
5.700% due 04/25/2037 •		924	521
5.710% due 03/25/2037 •		472	232
5.710% due 07/25/2037 •		1,123	713
Ownit Mortgage Loan Trust
3.213% due 10/25/2035 þ		578	321
5.739% due 05/25/2037 •		1,475	1,162
OZLM Ltd.
6.559% due 10/17/2029 •		1,265	1,266
6.746% due 07/20/2032 •		4,600	4,604
Palmer Square CLO Ltd. 6.579% due 10/17/2031 •		1,124	1,125
Palmer Square European Loan Funding DAC 4.686% due 04/15/2031 •	EUR	8,500	9,108
Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •		$4,098	4,099
6.390% due 10/15/2029 •		971	971
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.260% due 12/25/2034 •		531	518
People's Financial Realty Mortgage Securities Trust 5.600% due 09/25/2036 •		2,261	575
RAAC Trust 6.060% due 06/25/2044 •		187	156
Rad CLO Ltd. 6.705% due 07/24/2032 •		5,450	5,457
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,380	3,548
5.612% due 04/25/2037 þ		3,801	973
Residential Asset Securities Corp. Trust
5.980% due 07/25/2036 •		13,074	11,334
6.000% due 07/25/2036 •		2,322	1,994
6.300% due 12/25/2034 •		65	65
6.495% due 08/25/2035 •		1,358	1,338
Romark CLO Ltd. 6.618% due 10/23/2030 •		3,364	3,369
Saranac CLO Ltd. 6.748% due 08/13/2031 •		2,735	2,745
Saxon Asset Securities Trust
2.349% due 03/25/2035 •		95	85
5.800% due 10/25/2046 •		420	405
Sculptor European CLO DAC 4.696% due 01/14/2032 •	EUR	7,083	7,587
Securitized Asset-Backed Receivables LLC Trust
5.960% due 03/25/2036 •		$2,370	1,429
6.225% due 02/25/2034 •		397	394
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	8,088	8,618
SG Mortgage Securities Trust
5.610% due 10/25/2036 •		$2,517	2,294
5.670% due 10/25/2036 •		2,300	1,632
6.000% due 02/25/2036 •		5,000	2,487
Sierra Madre Funding Ltd.
5.822% due 09/07/2039 •		11,795	7,533
5.842% due 09/07/2039 •		27,527	17,614
SLM Student Loan Trust
6.950% due 06/25/2043 •		103	100
6.950% due 09/25/2076 •		104	100
7.250% due 11/25/2070 •		141	141
Sound Point CLO Ltd.
6.565% due 07/25/2030 •		911	912
6.566% due 10/20/2030 •		2,574	2,576
6.796% due 07/20/2032 •		5,500	5,514
Soundview Home Loan Trust
5.570% due 02/25/2037 •		4,112	1,151
6.020% due 10/25/2036 •		2,148	2,082
6.410% due 09/25/2037 •		1,979	1,579
Specialty Underwriting & Residential Finance Trust
5.580% due 03/25/2037 •		638	346
5.760% due 09/25/2037 •		3,847	1,327
Structured Asset Investment Loan Trust
6.180% due 10/25/2035 •		316	305
6.435% due 01/25/2035 •		1,713	1,536
6.585% due 01/25/2035 •		606	504
6.840% due 04/25/2033 «•		36	34
7.035% due 01/25/2035 •		684	536

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

7.185% due 01/25/2035 •		611	282
Structured Asset Securities Corp. Trust 6.150% due 09/25/2035 •		5,409	5,074
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		2,522	2,525
Talon Funding Ltd. 8.990% due 06/05/2035 •		1,445	193
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		8,227	8,235
TCW CLO Ltd. 6.555% due 04/25/2031 •		3,259	3,263
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	2,166	2,320
Triaxx Prime CDO Ltd. 5.704% due 10/02/2039 •		$3,599	33
Venture CLO Ltd.
6.486% due 10/20/2028 •		232	232
6.576% due 07/20/2030 •		1,757	1,759
6.751% due 07/30/2032 •		4,900	4,904
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		2,142	2,145
6.706% due 07/20/2032 •		6,200	6,205
Voya CLO Ltd.
6.529% due 04/17/2030 •		438	438
6.590% due 10/15/2030 •		1,583	1,585
Washington Mutual Asset-Backed Certificates Trust 5.940% due 05/25/2036 •		1,198	924
Wellfleet CLO Ltd.
6.476% due 07/20/2029 •		102	102
6.646% due 10/20/2029 •		163	163
Wind River CLO Ltd. 6.670% due 07/15/2031 •		7,000	7,004

Total Asset-Backed Securities (Cost $593,775)			463,090

SOVEREIGN ISSUES 8.8%
Argentina Government International Bond
0.750% due 07/09/2030 þ		4,802	2,685
1.000% due 07/09/2029		685	394
3.500% due 07/09/2041 þ		132	52
3.625% due 07/09/2035 þ		14,347	6,058
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (g)	BRL	235,200	38,949
Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,744
10.750% due 06/01/2036 (b)	DOP	223,500	3,867
Israel Government International Bond 5.375% due 03/12/2029		$10,500	10,315
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	84,533	3,891
3.000% due 12/03/2026 (h)		7,722	390
4.000% due 11/30/2028 (h)		149,436	7,644
4.000% due 08/24/2034 (h)		10,567	517
5.400% due 02/09/2028		$1,000	999
6.350% due 02/09/2035		2,600	2,621
New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	21,360	12,877
3.000% due 09/20/2030 (h)		5,691	3,588
Peru Government International Bond
6.150% due 08/12/2032	PEN	42,100	10,572
6.950% due 08/12/2031		30,600	8,179
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	3,150
South Africa Government International Bond
4.850% due 09/30/2029		$10,000	9,171
8.000% due 01/31/2030	ZAR	242,000	12,201
8.500% due 01/31/2037		261,200	11,307
10.500% due 12/21/2026		905,500	51,657
Turkey Government International Bond
6.350% due 08/10/2024		$12,400	12,413
7.625% due 05/15/2034		5,500	5,548

Total Sovereign Issues (Cost $240,023)			220,789

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(e)(k)		1,262,836	137

FINANCIALS 0.0%
Intelsat Emergence SA «(k)		22,273	828

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Common Stocks (Cost $2,224)		965

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)	1	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co. 7.500%	3,500	4,161

Total Convertible Preferred Securities (Cost $4,179)		4,161

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
AGFC Capital Trust 7.340% (US0003M + 1.750%) due 01/15/2067 ~	6,600,000	4,218
Bank of America Corp.
4.300% due 01/28/2025 •(i)	3,900,000	3,835
5.875% due 03/15/2028 •(i)	1,600,000	1,594
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)	7,900,000	7,890
Nationwide Building Society 10.250% ~	4,096	677
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	3,571,675	4,157
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)	400,000	383

Total Preferred Securities (Cost $22,473)		22,754

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.3%
COMMERCIAL PAPER 3.6%
Alimentation Couche-Tard, Inc.
5.510% due 07/16/2024	$2,500	2,493
5.520% due 07/02/2024	2,050	2,049
5.560% due 07/09/2024	5,400	5,391
Bacardi-Martini BV 5.850% due 07/10/2024	1,100	1,098
Constellation Brands, Inc.
5.650% due 07/16/2024	250	249
5.670% due 07/16/2024	250	249
5.680% due 07/29/2024 (b)	300	299
5.700% due 07/08/2024	1,500	1,498
5.700% due 07/12/2024	1,850	1,846
Crown Castle, Inc.
5.840% due 07/30/2024	5,150	5,123
5.840% due 08/01/2024	3,650	3,630
Discovery Communications LLC 6.000% due 07/15/2024 (b)	7,450	7,429
Entergy Corp. 5.550% due 07/25/2024	750	747
Global Payments, Inc. 6.030% due 07/18/2024	1,050	1,046
Intel Corp.
5.500% due 07/18/2024	250	249
5.500% due 07/23/2024	5,750	5,728
5.520% due 07/08/2024	3,400	3,395
5.520% due 07/09/2024	4,800	4,792
Intercontinental Exchange, Inc. 5.510% due 07/15/2024	750	748
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024	1,950	1,944
L3Harris Technologies, Inc.
5.600% due 07/11/2024	7,100	7,086
5.600% due 07/17/2024	5,300	5,285
Marathon Oil Corp. 5.830% due 07/05/2024	500	499
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	2,950	2,946
5.570% due 07/09/2024	2,850	2,845

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.570% due 07/10/2024	6,400	6,388
Penske Truck Leasing Co. LP 5.500% due 07/09/2024	700	699
Southern California Edison Co.
5.600% due 07/02/2024	900	899
5.600% due 07/12/2024 (b)	2,250	2,245
5.600% due 07/18/2024 (b)	1,600	1,595
Targa Resources Corp.
6.000% due 07/08/2024	500	499
6.000% due 07/19/2024	1,150	1,146
VW Credit, Inc.
5.530% due 07/08/2024	850	849
5.530% due 07/09/2024	5,350	5,341
5.530% due 07/10/2024	2,350	2,346

		90,671

REPURCHASE AGREEMENTS (l) 8.6%		214,604

U.S. TREASURY BILLS 4.1%
5.364% due 07/30/2024 (f)(g)(o)(q)	102,990	102,555

Total Short-Term Instruments (Cost $407,827)		407,830

Total Investments in Securities (Cost $3,796,775)		3,546,136

	SHARES
INVESTMENTS IN AFFILIATES 12.2%
SHORT-TERM INSTRUMENTS 12.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.2%
PIMCO Short-Term Floating NAV Portfolio III	31,604,589	307,481

Total Short-Term Instruments (Cost $307,430)		307,481

Total Investments in Affiliates (Cost $307,430)		307,481

Total Investments 153.7% (Cost $4,104,205)		$3,853,617
Financial Derivative Instruments (n)(p) 0.6%(Cost or Premiums, net $23,007)		14,185
Other Assets and Liabilities, net (54.3)%		(1,360,798)

Net Assets 100.0%		$2,507,004

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Payment in-kind security.
(d)						Security is not accruing income as of the date of this report.
(e)						Security did not produce income within the last twelve months.
(f)						Coupon represents a weighted average yield to maturity.
(g)						Zero coupon security.
(h)						Principal amount of security is adjusted for inflation.
(i)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)						Contingent convertible security.
(k)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022	$137	$137	0.00%
Constellation Oil 'D' - Exp. 06/10/2071						06/10/2022	0	0	0.00
Intelsat Emergence SA						09/05/2018 - 07/03/2023	2,087	828	0.03

							$2,224	$965	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/24/2024	07/02/2024	CAD	70,000	Canada Government Bond 3.750% due 05/01/2025	$(52,325)	$51,168	$51,214
	4.710	06/28/2024	07/02/2024		50,000	Canada Government Bond 2.000% due 06/01/2032	(37,258)	36,548	36,562
	4.710	07/02/2024	07/09/2024		50,000	Province of British Columbia 2.950% due 06/18/2050	(37,341)	36,548	36,548
FICC	2.600	06/28/2024	07/01/2024		$3,643	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(3,716)	3,643	3,644
MEI	4.710	06/25/2024	07/03/2024	CAD	70,000	Canada Government Bond 3.000% due 06/01/2034	(51,682)	51,168	51,207
	4.710	06/27/2024	07/05/2024		10,000	Canada Government Bond 3.000% due 06/01/2034	(7,451)	7,310	7,314
	4.710	06/28/2024	07/08/2024		20,000	Province of Ontario 3.500% due 06/02/2043	(14,883)	14,619	14,625
NXN	5.340	06/28/2024	07/01/2024		$13,600	U.S. Treasury Bonds 4.750% due 11/15/2053	(13,604)	13,600	13,606

Total Repurchase Agreements							$(218,260)	$214,604	$214,720

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC					5.250%	02/26/2024	TBD(3)	$(3,664)	$(3,732)

Total Reverse Repurchase Agreements									$(3,732)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2054	$145,000	$(114,400)	$(113,536)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	11,500	(9,868)	(9,793)

Total Short Sales (4.9)%	$(124,268)	$(123,329)

(m)	Securities with an aggregate market value of $3,750 and cash of $1,037 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(1,252) at a weighted average interest rate of 4.978%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	298	$26,155	$186	$0	$(67)
U.S. Treasury 2-Year Note September Futures	09/2024	1,053	215,042	474	0	(21)

$660	$0	$(88)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	192	$(23,943)	$(206)	$31	$(9)
Euro-Bund September Futures	09/2024	378	(53,282)	(663)	170	(8)
Euro-Schatz September Futures	09/2024	379	(42,903)	(189)	14	(4)
U.S. Treasury 5-Year Note September Futures	09/2024	129	(13,749)	(88)	22	0
U.S. Treasury 10-Year Note September Futures	09/2024	2,939	(323,244)	(1,656)	1,171	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	2,461	(279,400)	(1,698)	1,788	0
U.S. Treasury Long-Term Bond September Futures	09/2024	735	(86,960)	(476)	1,068	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	325	(40,737)	(732)	797	0

$(5,708)	$5,061	$(21)

Total Futures Contracts	$(5,048)	$5,061	$(109)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.946%	$7,000	$86	$(75)	$11	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2027	1.023	400	5	(5)	0	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.161	EUR	9,600	86	(42)	44	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	$630	67	1	68	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	805	104	18	122	0	0

$348	$(103)	$245	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$43,164	$(2,672)	$(135)	$(2,807)	$26	$0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$92	$(1)	$1	$0	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	80,700	$856	$(457)	$399	$0	$(107)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,300	(6)	36	30	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	20,270,000	(315)	162	(153)	175	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		$15,500	(324)	(71)	(395)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		4,700	(96)	(19)	(115)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		4,900	(95)	(19)	(114)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		4,900	(92)	(19)	(111)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		4,900	(91)	(19)	(110)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		4,700	(98)	(19)	(117)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		4,700	(105)	(18)	(123)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		7,500	(23)	(110)	(133)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	19,924	(3,150)	16,774	141	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(443)	2,763	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,100	(82)	(14)	(96)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(2)	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		87,900	(8,594)	(2,124)	(10,718)	0	(121)
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		51,100	(5,389)	(850)	(6,239)	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		131,500	(14,106)	870	(13,236)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		2,800	(7)	(27)	(34)	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		114,700	255	542	797	253	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		7,600	(264)	(5)	(269)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	175	175	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		54,500	0	1,734	1,734	172	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		118,800	0	3,486	3,486	375	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,900	0	1,028	1,028	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		38,700	0	1,104	1,104	122	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	300	300	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	182	182	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	145	145	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	577	577	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	271	271	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	512	512	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	465	465	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	328	328	50	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	3,700	0	76	76	12	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	25,770	5,832	(660)	5,172	92	0
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032	3,740	(591)	44	(547)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032	49,000	(7,844)	(929)	(8,773)	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,100	1,191	(167)	1,024	74	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	1,400	(38)	(9)	(47)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	10,000	(251)	(49)	(300)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	6,000	(132)	(26)	(158)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	1,800	(18)	(5)	(23)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	14,600	107	(23)	84	0	(82)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	10,900	84	(14)	70	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	7,700	(27)	(14)	(41)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	1,700	10	(1)	9	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	2,300	23	(1)	22	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	5,800	69	(3)	66	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,100	14	0	14	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	300	4	0	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	2,800	85	2	87	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	4,000	117	3	120	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	3,900	119	3	122	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	6,000	(87)	(4)	(91)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	6,900	(30)	45	15	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	4,000	(17)	52	35	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	900	(4)	20	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,600	(7)	33	26	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	1,600	(7)	47	40	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	2,200	(9)	53	44	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	4,200	(19)	158	139	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	4,000	(19)	144	125	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	2,900	0	109	109	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	2,600	(12)	107	95	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	1,700	(7)	(36)	(43)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	600	(2)	(13)	(15)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	1,800	(7)	(50)	(57)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	1,700	(7)	(46)	(53)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	3,400	(14)	(85)	(99)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	300	(1)	(9)	(10)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	800	(4)	(16)	(20)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	6,500	(29)	(59)	(88)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	3,500	(15)	(91)	(106)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	4,300	(16)	(93)	(109)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	1,600	(6)	(7)	(13)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	500	(2)	0	(2)	0	(3)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		3,800	(13)	40	27	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		3,800	(15)	44	29	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		2,300	(8)	38	30	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		6,800	(23)	87	64	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		6,900	(20)	71	51	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		10,100	(28)	93	65	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		10,100	(33)	212	179	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		6,500	(26)	(33)	(59)	40	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		5,300	(16)	(1)	(17)	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		3,300	(11)	(18)	(29)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,803	(55)	18,748	705	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		2,700	(381)	37	(344)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	5,890	249	6,139	261	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	109	5,042	198	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	97	4,688	186	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		26,300	9,603	(376)	9,227	372	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		1,500	(13)	(48)	(61)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	553	242	795	328	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	682,100	0	(2,358)	(2,358)	0	(456)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		74,400	0	(114)	(114)	0	(77)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		376,200	0	(355)	(355)	0	(251)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		740,800	0	438	438	494	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	2,800	(5)	(17)	(22)	0	(2)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		2,300	(3)	(4)	(7)	0	(2)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		2,000	(3)	(10)	(13)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		2,200	(3)	(6)	(9)	0	(2)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		2,500	(4)	10	6	2	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,600	(10)	(15)	(25)	0	(8)
Pay	3-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	130,500	0	(85)	(85)	0	(26)
Pay	3-Month PLN-WIBOR	5.158	Annual	03/22/2027		130,600	(6)	(80)	(86)	0	(26)
Pay	3-Month PLN-WIBOR	4.730	Annual	02/16/2029		139,800	0	(534)	(534)	0	(47)
Pay	3-Month PLN-WIBOR	4.641	Annual	02/19/2029		107,000	0	(510)	(510)	0	(36)
Pay	3-Month PLN-WIBOR	4.970	Annual	03/21/2029		76,700	14	(85)	(71)	0	(24)
Pay	3-Month PLN-WIBOR	5.020	Annual	03/21/2029		18,100	0	(7)	(7)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	135	(631)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	74	(317)	0	(2)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(6)	(15)	(21)	0	(5)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		800	(2)	(7)	(9)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		103,760	997	(1,427)	(430)	0	(219)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		28,250	(622)	646	24	66	0
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	PLN	97,600	(1,099)	437	(662)	18	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		76,000	(931)	(241)	(1,172)	17	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		77,500	(1,053)	(250)	(1,303)	17	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		72,500	(960)	(233)	(1,193)	16	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		66,700	(870)	(210)	(1,080)	15	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		64,900	(852)	(205)	(1,057)	14	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		27,000	(363)	(85)	(448)	6	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		97,100	(1,927)	(318)	(2,245)	20	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		50,100	(1,072)	(168)	(1,240)	10	0
Receive	6-Month PLN-WIBOR	7.761	Annual	10/21/2027		50	(1)	(1)	(2)	0	0
Receive	6-Month PLN-WIBOR	8.005	Annual	10/25/2027		50	(1)	(1)	(2)	0	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	250,700	(1,620)	933	(687)	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		29,200	(426)	293	(133)	43	0

							$24,806	$(550)	$24,256	$5,015	$(2,942)

Total Swap Agreements							$22,481	$(787)	$21,694	$5,043	$(2,942)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(o)						Securities with an aggregate market value of $52,961 and cash of $4,735 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	24,028		$14,744	$108	$0
	07/2024		$1,259	NZD	2,056	0	(7)
	08/2024	NZD	2,056		$1,259	7	0
	10/2024		$9,181	CNH	65,716	0	(103)
BOA	07/2024	EUR	1,662		$1,812	32	0
	07/2024	HKD	11,042		1,415	0	0
	07/2024	KRW	13,581,348		9,928	77	0
	07/2024	PLN	1,801		446	0	(2)
	07/2024	SGD	189		139	0	0
	07/2024		$26,497	PLN	106,690	27	(27)
	07/2024		25,336	SGD	34,374	22	(9)
	08/2024	PEN	1,885		$492	2	0
	08/2024	SGD	31,765		23,438	0	(23)
	08/2024	TRY	1,242		36	0	0
	02/2025	CNH	8,114		1,136	5	0
BPS	07/2024	BRL	10,361		2,060	207	0
	07/2024	CAD	100,071		73,138	8	(25)
	07/2024	EUR	4,566		4,913	24	0
	07/2024	KRW	13,563,417		9,882	44	0
	07/2024	PLN	156,525		38,629	0	(246)
	07/2024		$4,083	AUD	6,128	5	0
	07/2024		1,866	BRL	10,361	0	(12)
	07/2024		1,650	IDR	27,037,544	3	0
	07/2024		451	ILS	1,673	0	(8)
	07/2024		4,558	NZD	7,420	0	(39)
	07/2024		4,667	PLN	18,536	0	(63)
	08/2024	AUD	6,128		$4,087	0	(5)
	09/2024	CNH	144,324		20,138	254	0
	09/2024	TWD	450,452		13,999	107	0
	09/2024		$3,563	INR	298,233	4	0
	10/2024	CNH	47,357		$6,614	72	0
	10/2024		$1,797	CNH	12,871	0	(19)
	12/2024		2,339		16,774	0	(14)
	01/2025	CNH	18,001		$2,520	18	0
BRC	07/2024	AUD	529		350	0	(3)
	07/2024	DKK	2,668		388	5	0
	07/2024	MXN	35,859		1,941	0	(15)
	07/2024	NOK	3,131		298	4	0
	07/2024	PLN	1,801		458	10	0
	07/2024	SGD	4,597		3,404	14	0
	07/2024	THB	3,670		100	0	0
	07/2024		$3,268	PLN	13,074	1	(22)
	07/2024		9,415	TRY	325,281	351	0
	08/2024		4,984		173,359	39	0
	09/2024	MXN	472,937		$24,867	0	(675)
	09/2024		$1,162	TRY	42,348	38	0
	02/2025		1,136	CNH	8,109	0	(6)
BSH	07/2024	BRL	111,800		$22,143	2,143	0
	07/2024		$20,112	BRL	111,800	0	(112)
	08/2024	PEN	58,187		$15,201	62	0
CBK	07/2024	BRL	92,974		17,063	431	0
	07/2024	CAD	145,150		106,102	69	(68)
	07/2024	CHF	3,006		3,303	0	(43)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	GBP	4,714		5,998	39	0
	07/2024	KRW	948,065		695	7	0
	07/2024	MXN	232,945		12,645	0	(63)
	07/2024	PEN	31,753		8,395	134	0
	07/2024	PLN	586		148	3	0
	07/2024	SEK	11,896		1,120	0	(2)
	07/2024		$16,725	BRL	92,974	0	(93)
	07/2024		4,164	PEN	15,874	0	(34)
	07/2024		18,829	PLN	74,165	3	(412)
	07/2024		1,048	TRY	35,346	8	0
	07/2024		2,617	ZAR	47,592	0	(5)
	07/2024	ZAR	730		$40	0	0
	08/2024	CAD	879		643	0	0
	08/2024	GBP	566		716	0	0
	08/2024	PEN	12,161		3,174	10	0
	08/2024		$17,063	BRL	93,286	0	(436)
	09/2024	TWD	168,125		$5,216	31	0
	09/2024		$24,137	INR	2,017,957	14	(11)
	01/2025		2,520	CNH	17,990	0	(19)
DUB	07/2024	AUD	1,061		$702	0	(6)
	07/2024	BRL	16,587		2,986	19	0
	07/2024	KRW	7,367,345		5,355	11	0
	07/2024		$3,291	BRL	16,587	0	(324)
	07/2024		5,217	PLN	20,504	0	(125)
	08/2024		3,117	BRL	16,041	0	(258)
	03/2025		571	TRY	27,175	72	0
FAR	07/2024	AUD	6,118		$4,076	0	(5)
	07/2024	CAD	5,005		3,653	0	(5)
	07/2024	EUR	176,455		192,187	3,212	0
	07/2024		$1,117	JPY	177,948	0	(11)
	07/2024		2,410	NZD	3,951	0	(3)
	08/2024	JPY	177,113		$1,117	11	0
	08/2024	NZD	3,951		2,410	3	0
GLM	07/2024	BRL	217,400		40,712	1,822	0
	07/2024	KRW	7,697		6	0	0
	07/2024	MXN	33,757		1,818	0	(24)
	07/2024		$40,433	BRL	217,400	0	(1,543)
	07/2024		100	KRW	137,380	0	0
	07/2024		12,573	MXN	229,810	0	(36)
	07/2024		3,364	PLN	13,297	0	(61)
	07/2024	ZAR	157,659		$8,617	0	(37)
	08/2024		$4,901	TRY	169,143	41	0
	09/2024		714		28,529	97	0
	04/2025	BRL	234,600		$42,337	1,658	0
JPM	07/2024		43,632		8,650	844	0
	07/2024	CHF	1,796		1,986	0	(13)
	07/2024	CNY	360		50	1	0
	07/2024	IDR	25,481,643		1,571	14	0
	07/2024	KRW	9,099,979		6,597	0	(3)
	07/2024	PLN	2,346		585	4	(2)
	07/2024	SGD	29,461		21,889	162	0
	07/2024		$7,851	BRL	43,632	0	(46)
	07/2024		25,435	CHF	22,826	0	(30)
	07/2024		578	DKK	4,027	0	0
	07/2024		1,248	ILS	4,614	0	(25)
	07/2024		3,340	PLN	13,173	3	(71)
	07/2024		7,590	TRY	257,064	240	0
	07/2024	ZAR	298,641		$16,223	0	(171)
	08/2024	CHF	22,741		25,435	29	0
	08/2024	DKK	4,020		578	0	0
	08/2024		$50	CNY	360	0	0
	08/2024		4,283	TRY	149,660	111	0
	09/2024	TWD	286,038		$8,885	63	0
	09/2024		$1,355	BRL	7,407	0	(39)
	09/2024		2,922	INR	244,861	7	0
	09/2024		25,734	MXN	465,689	0	(583)
	10/2024	CNH	71,263		$9,958	114	0
	10/2024		$1,797	CNH	12,832	0	(24)
	11/2024		581	TRY	22,927	32	0
	12/2024	CNH	16,782		$2,339	13	0
	03/2025		$495	TRY	24,009	73	0
	04/2025	BRL	600		$107	3	0
MBC	07/2024	CAD	56,307		41,270	125	(17)
	07/2024	JPY	178,100		1,130	23	0
	07/2024	SGD	133		99	1	0
	07/2024		$26,126	CAD	35,771	21	0
	07/2024		229	NOK	2,435	0	(1)
	07/2024		340	PLN	1,368	0	(1)
	08/2024	CAD	35,747		$26,126	0	(22)
	08/2024	NOK	2,434		229	1	0
	09/2024	TWD	11,194		348	3	0
	12/2024	CNH	16,416		2,300	24	0
	12/2024		$2,300	CNH	16,410	0	(25)
MYI	07/2024	BRL	97,693		$17,574	98	0
	07/2024	EUR	659		707	1	0
	07/2024	PLN	1,935		482	3	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	$18,913	BRL	97,693	0	(1,437)
07/2024	1,490	CAD	2,039	0	0
07/2024	396	DKK	2,764	1	0
07/2024	65	NOK	695	0	0
07/2024	4,665	NZD	7,607	0	(32)
07/2024	1,128	SEK	11,911	0	(4)
08/2024	DKK	2,759	$396	0	(1)
08/2024	NOK	695	65	0	0
08/2024	SEK	11,892	1,128	4	0
09/2024	TWD	113,788	3,547	38	0
09/2024	$1,955	INR	163,443	1	0
RBC	07/2024	CAD	600	$437	0	(1)
07/2024	$5,978	GBP	4,714	0	(19)
08/2024	GBP	4,714	$5,979	19	0
RYL	07/2024	$1,054	AUD	1,580	0	0
SCX	07/2024	CAD	856	$625	0	(1)
07/2024	EUR	3,339	3,587	11	0
07/2024	IDR	656,480	40	0	0
07/2024	KRW	6,878,763	5,044	55	0
07/2024	$51	CNY	360	0	(1)
07/2024	200,010	EUR	186,681	0	(84)
07/2024	148	PLN	587	0	(3)
07/2024	52	ZAR	967	1	0
08/2024	EUR	186,681	$200,304	86	0
08/2024	PEN	1,663	434	1	0
09/2024	CNH	61,222	8,534	99	0
09/2024	TWD	177,785	5,516	33	0
09/2024	$19,796	INR	1,656,893	24	0
TOR	07/2024	CHF	80	$89	0	(1)
07/2024	$1,834	NZD	2,995	0	(10)
07/2024	6	PLN	25	0	0
08/2024	NZD	2,995	$1,834	10	0
08/2024	$3,309	COP	13,273,982	0	(134)
UAG	07/2024	CHF	17,956	$19,870	0	(115)
07/2024	DKK	4,131	600	7	0
07/2024	ILS	7,313	1,973	36	0
07/2024	$14	CHF	13	0	0
08/2024	CHF	13	$14	0	0

Total Forward Foreign Currency Contracts	$13,827	$(7,976)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	400	$48	$102
Call - OTC USD versus CNH	7.325	12/06/2024	260	33	50
Call - OTC USD versus CNH	7.400	12/06/2024	600	55	86
Call - OTC USD versus CNH	7.325	01/14/2025	500	48	82
Call - OTC USD versus CNH	7.400	01/14/2025	600	48	75
Call - OTC USD versus CNH	7.400	01/23/2025	600	57	76
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	300	32	46
Call - OTC USD versus JPY	JPY	153.500	07/05/2024	21,600	121	970
CBK	Call - OTC USD versus CNH	CNH	7.300	01/14/2025	600	63	112
Call - OTC USD versus CNH	7.450	02/14/2025	600	57	68
Call - OTC USD versus JPY	JPY	153.500	07/05/2024	1,800	10	81
MBC	Call - OTC USD versus CNH	CNH	7.350	12/06/2024	600	58	110
Call - OTC USD versus CNH	7.375	02/14/2025	700	69	95
SCX	Call - OTC USD versus CNH	7.300	02/14/2025	230	23	35

$722	$1,988

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	55,100	$0	$28
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	44,300	0	21
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	31,300	0	17
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	23,500	0	13
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	31,500	0	21
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	31,500	0	22
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	23,500	0	19
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	33,500	0	33

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	42,600	0	46
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	2,700	0	3
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	18,800	0	21
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	52,800	0	66
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	23,400	0	28
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	16,300	0	16

$0	$354

Total Purchased Options	$722	$2,342

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus MXN	MXN	18.989	07/24/2024	11,400	$(164)	$(72)
BRC	Call - OTC USD versus JPY	JPY	157.250	07/05/2024	43,200	(80)	(954)
CBK	Call - OTC USD versus JPY	157.250	07/05/2024	3,600	(7)	(80)

$(251)	$(1,106)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885%	07/10/2024	4,400	$(15)	$(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	4,400	(15)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	4,200	(16)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	4,200	(16)	(23)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	3,400	(10)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	3,400	(10)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	6,700	(26)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	6,700	(26)	(43)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	1,600	(6)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	1,600	(6)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	3,400	(14)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	3,400	(14)	(22)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	5,200	(17)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	5,200	(17)	(18)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	700	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	700	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	1,600	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	1,600	(5)	(7)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	6,100	0	(30)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	4,900	0	(24)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	3,500	0	(18)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	2,600	0	(13)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	3,500	0	(21)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	3,500	0	(22)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	2,600	0	(16)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	3,700	0	(26)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	4,700	0	(42)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	300	0	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	2,100	0	(16)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	5,900	0	(57)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	2,600	0	(23)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	1,800	0	(13)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	6,300	(15)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	6,300	(15)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	3,300	(13)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	3,300	(13)	(18)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	1,600	(7)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	1,600	(7)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	3,500	(6)	(8)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	3,500	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	2,000	(7)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	2,000	(7)	(11)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	900	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	900	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	2,500	(4)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	2,500	(4)	(4)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	2,800	(5)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	2,800	(5)	(6)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	1,300	(4)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	1,300	(4)	(6)

$(350)	$(592)

Total Written Options	$(601)	$(1,698)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.425%	$100	$(2)	$2	$0	$0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	200	(3)	4	1	0
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.485	EUR	5,900	1,407	(715)	692	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.167	$11,400	81	(56)	25	0

$1,483	$(765)	$718	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$24	$0	$(2)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	581	0	(47)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	392	0	(32)

$(1,078)	$997	$0	$(81)

Total Swap Agreements	$405	$232	$718	$(81)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(q)

Securities with an aggregate market value of $2,640 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,890	$6,396	$37,286
Corporate Bonds & Notes
Banking & Finance	0	294,314	2,780	297,094
Industrials	0	169,854	350	170,204
Utilities	0	43,544	0	43,544
Convertible Bonds & Notes
Industrials	0	7,536	0	7,536
Municipal Bonds & Notes
California	0	2,039	0	2,039
Illinois	0	1,012	0	1,012
West Virginia	0	4,047	0	4,047
U.S. Government Agencies	0	1,367,356	0	1,367,356
U.S. Treasury Obligations	0	311,545	0	311,545
Non-Agency Mortgage-Backed Securities	0	178,191	6,693	184,884
Asset-Backed Securities	0	462,559	531	463,090
Sovereign Issues	0	220,789	0	220,789
Common Stocks
Energy	0	0	137	137
Financials	0	0	828	828
Convertible Preferred Securities
Banking & Finance	4,161	0	0	4,161
Preferred Securities
Banking & Finance	0	22,754	0	22,754
Short-Term Instruments
Commercial Paper	0	90,671	0	90,671
Repurchase Agreements	0	214,604	0	214,604
U.S. Treasury Bills	0	102,555	0	102,555

	$4,161	$3,524,260	$17,715	$3,546,136
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$307,481	$0	$0	$307,481

Total Investments	$311,642	$3,524,260	$17,715	$3,853,617

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(123,329)	$0	$(123,329)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	215	9,889	0	10,104
Over the counter	0	16,887	0	16,887

	$215	$26,776	$0	$26,991
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(88)	(2,963)	0	(3,051)
Over the counter	0	(9,755)	0	(9,755)

	$(88)	$(12,718)	$0	$(12,806)

Total Financial Derivative Instruments	$127	$14,058	$0	$14,185

Totals	$311,769	$3,414,989	$17,715	$3,744,473

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.0% ¤
ANGOLA 0.1%
SOVEREIGN ISSUES 0.1%
Angolan Government International Bond 9.375% due 05/08/2048		$2,100	$1,762

Total Angola (Cost $1,792)			1,762

ARGENTINA 2.5%
SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$8,226	4,631
2.500% due 07/09/2035 þ	EUR	1,000	424
3.000% due 07/09/2041 þ		1,000	397
3.500% due 07/09/2041 þ		$50,026	19,710
3.625% due 07/09/2035 þ		21,012	8,864
3.625% due 07/09/2046 þ		1,334	584
4.250% due 01/09/2038 þ		2,700	1,245
Provincia de Buenos Aires 6.375% due 09/01/2037 þ		13,547	5,622
Provincia de Cordoba 6.875% due 12/10/2025 þ		127	118
Provincia de la Rioja 8.500% due 02/24/2028		5,046	2,713

Total Argentina (Cost $42,012)			44,308

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond 3.600% due 02/02/2031		$5,300	4,327

Total Armenia (Cost $5,066)			4,327

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,300	1,362

Total Austria (Cost $1,435)			1,362

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$9,100	9,161

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
State Oil Co. of the Azerbaijan Republic 8.229% due 11/26/2024 «		250	249

Total Azerbaijan (Cost $9,422)			9,410

BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahrain Government International Bond
4.250% due 01/25/2028		$4,400	4,134
5.250% due 01/25/2033		3,200	2,856
5.625% due 09/30/2031		2,100	1,975

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Bahrain (Cost $9,529)			8,965

BENIN 0.1%
SOVEREIGN ISSUES 0.1%
Benin Government International Bond 7.960% due 02/13/2038		$1,000	932

Total Benin (Cost $968)			932

BRAZIL 6.0%
CORPORATE BONDS & NOTES 2.3%
Banco BTG Pactual SA 6.250% due 04/08/2029		$1,600	1,609
Banco do Brasil SA
3.250% due 09/30/2026		400	380
8.500% due 07/29/2026	MXN	136,000	7,041
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$14,800	14,579
CSN Inova Ventures 6.750% due 01/28/2028		4,900	4,661
Vale Overseas Ltd. 6.400% due 06/28/2054		2,700	2,672
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	168,820	10,437

			41,379

SOVEREIGN ISSUES 3.7%
Brazil Government International Bond
4.750% due 01/14/2050		$874	629
6.125% due 01/22/2032		4,200	4,153
6.125% due 03/15/2034		6,700	6,451
7.125% due 05/13/2054		3,800	3,679
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (f)	BRL	249,500	41,317
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		57,563	9,695

			65,924

Total Brazil (Cost $117,314)			107,303

CAMEROON 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	6,200	5,166
9.500% due 11/19/2025		$1,333	1,320

Total Cameroon (Cost $7,057)			6,486

CAYMAN ISLANDS 2.7%
CONVERTIBLE BONDS & NOTES 0.3%
Meituan 0.000% due 04/27/2027 (f)		$4,900	4,665
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)		1,185	77

			4,742

CORPORATE BONDS & NOTES 1.9%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		5,365	4,024
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025 ^(d)		3,300	292
Gaci First Investment Co. 5.250% due 01/29/2034		15,400	15,177
ICD Funding Ltd. 3.223% due 04/28/2026		600	575
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		209	197
0.000% due 05/15/2030 (f)		3,857	3,157
7.860% due 05/15/2030		3,075	3,140
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049		3,400	123
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		170	155
4.350% due 04/05/2036 (l)		2,460	2,253
5.875% due 07/05/2034		815	804

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Poinsettia Finance Ltd. 6.625% due 06/17/2031	5,084	4,383
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)	403	47
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)	404	41
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)	809	76
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)	1,214	104
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)	1,216	91
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)	572	41

		34,680

SOVEREIGN ISSUES 0.5%
KSA Sukuk Ltd. 5.250% due 06/04/2034	9,100	9,112

Total Cayman Islands (Cost $54,701)		48,534

CHILE 2.9%
CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile 7.950% due 05/02/2029 •(h)	$2,700	2,791
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	700	623
4.250% due 07/17/2042	1,600	1,266
4.375% due 02/05/2049	453	352
4.875% due 11/04/2044	1,920	1,624
5.950% due 01/08/2034	1,300	1,303
6.300% due 09/08/2053	2,200	2,187
6.440% due 01/26/2036	7,700	7,970
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	121
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	364
3.830% due 09/14/2061	3,500	2,322
Empresa Nacional del Petroleo
3.450% due 09/16/2031	3,000	2,569
6.150% due 05/10/2033	4,000	4,014
Engie Energia Chile SA 6.375% due 04/17/2034	1,200	1,217

		28,723

SOVEREIGN ISSUES 1.3%
Chile Government International Bond
3.100% due 05/07/2041	300	220
3.100% due 01/22/2061	700	434
3.250% due 09/21/2071	7,200	4,469
4.850% due 01/22/2029 (l)	15,100	14,943
4.950% due 01/05/2036	487	468
5.330% due 01/05/2054 (l)	2,697	2,548

		23,082

Total Chile (Cost $56,273)		51,805

COLOMBIA 3.1%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol SA
4.625% due 11/02/2031 (l)	$1,800	1,474
5.875% due 05/28/2045 (l)	3,600	2,583
7.375% due 09/18/2043 (l)	1,500	1,324

		5,381

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Ecopetrol SA TBD% due 08/16/2024 «µ	17,600	17,522

SOVEREIGN ISSUES 1.8%
Colombia Government International Bond
3.250% due 04/22/2032	900	691
3.875% due 02/15/2061	4,600	2,551
4.125% due 05/15/2051 (l)	4,500	2,707
4.500% due 01/28/2026	2,100	2,060
5.000% due 06/15/2045 (l)	3,900	2,751
5.200% due 05/15/2049	3,700	2,615

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.625% due 02/26/2044 (l)		5,100	3,922
6.125% due 01/18/2041 (l)		2,000	1,677
7.375% due 09/18/2037		1,125	1,094
7.500% due 02/02/2034		7,400	7,425
8.000% due 11/14/2035		2,200	2,267
8.750% due 11/14/2053		2,600	2,741

			32,501

Total Colombia (Cost $61,028)			55,404

COSTA RICA 0.1%
SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond 7.300% due 11/13/2054		$2,500	2,628

Total Costa Rica (Cost $2,370)			2,628

CZECH REPUBLIC 0.1%
CORPORATE BONDS & NOTES 0.1%
EPH Financing International AS 6.651% due 11/13/2028	EUR	2,100	2,335

Total Czech Republic (Cost $2,361)			2,335

DOMINICAN REPUBLIC 3.8%
SOVEREIGN ISSUES 3.8%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	2,041
13.000% due 12/05/2025		726,000	12,530
13.000% due 01/30/2026		189,200	3,274
Dominican Republic International Bond
4.875% due 09/23/2032		$5,600	5,027
5.300% due 01/21/2041		4,900	4,169
5.500% due 02/22/2029		1,000	969
5.875% due 01/30/2060		6,300	5,361
5.950% due 01/25/2027		5,000	4,966
6.000% due 07/19/2028		11,300	11,211
6.000% due 02/22/2033		2,100	2,037
6.400% due 06/05/2049		200	188
6.500% due 02/15/2048		506	480
6.600% due 06/01/2036 (b)		800	798
6.850% due 01/27/2045		300	296
6.875% due 01/29/2026		3,100	3,139
7.050% due 02/03/2031		1,800	1,854
9.750% due 06/05/2026	DOP	89,900	1,532
10.750% due 06/01/2036 (b)		198,300	3,431
11.250% due 09/15/2035		70,000	1,252
13.625% due 02/03/2033		13,450	270
13.625% due 02/10/2034		165,700	3,393

Total Dominican Republic (Cost $70,393)			68,218

ECUADOR 1.1%
SOVEREIGN ISSUES 1.1%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$350	168
2.500% due 07/31/2040 þ		5,932	2,705
3.500% due 07/31/2035 þ		24,973	12,525
6.000% due 07/31/2030 þ		6,670	4,242
Ecuador Social Bond SARL 0.000% due 01/30/2035 (f)		813	554

Total Ecuador (Cost $20,125)			20,194

EGYPT 3.1%
SOVEREIGN ISSUES 3.1%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	15,100	15,280
5.250% due 10/06/2025 (l)		$1,050	1,016
5.800% due 09/30/2027		4,300	3,881
6.375% due 04/11/2031	EUR	14,500	12,342
7.053% due 01/15/2032		$900	721
7.500% due 02/16/2061		13,500	9,081
7.625% due 05/29/2032		800	654
7.903% due 02/21/2048		4,900	3,455
8.500% due 01/31/2047		4,700	3,494
8.700% due 03/01/2049		5,100	3,845
8.750% due 09/30/2051		2,450	1,851

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Egypt (Cost $53,320)			55,620

EL SALVADOR 0.8%
SOVEREIGN ISSUES 0.8%
El Salvador Government International Bond
0.250% due 04/17/2030 (a)		$3,800	117
6.375% due 01/18/2027 (l)		3,441	3,077
7.125% due 01/20/2050		2,300	1,479
7.625% due 09/21/2034 (l)		2,020	1,420
7.650% due 06/15/2035		1,200	873
8.250% due 04/10/2032		3,440	2,722
9.250% due 04/17/2030		3,800	3,387
9.500% due 07/15/2052		1,000	788

Total El Salvador (Cost $15,035)			13,863

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond
6.625% due 02/06/2031		$350	264
6.950% due 06/16/2025		2,200	2,022

Total Gabon (Cost $2,340)			2,286

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	178

Total Georgia (Cost $179)			178

GHANA 0.7%
SOVEREIGN ISSUES 0.7%
Ghana Government International Bond
7.875% due 02/11/2035 ^(d)		$900	464
8.125% due 03/26/2032 ^(d)		5,100	2,630
8.625% due 04/07/2034 ^(d)		3,300	1,694
8.750% due 03/11/2061 ^(d)		13,850	7,133
8.875% due 05/07/2042 ^(d)		700	359
8.950% due 03/26/2051 ^(d)		1,700	875

Total Ghana (Cost $18,270)			13,155

GUATEMALA 0.8%
SOVEREIGN ISSUES 0.8%
Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	3,931
4.650% due 10/07/2041		1,000	792
4.875% due 02/13/2028		3,700	3,568
5.250% due 08/10/2029		5,000	4,832
5.375% due 04/24/2032		1,000	956
6.125% due 06/01/2050		750	684

Total Guatemala (Cost $15,598)			14,763

HONG KONG 0.8%
CORPORATE BONDS & NOTES 0.7%
AIA Group Ltd. 3.200% due 09/16/2040		$400	293
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,600	1,560
5.000% due 05/18/2026		$1,500	1,397
5.050% due 01/27/2027		800	724
6.850% due 07/02/2024		4,597	4,592
Huarong Finance Co. Ltd.
5.500% due 01/16/2025		400	399
6.881% due 02/24/2025 ~		4,300	4,324

			13,289

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051		3,300	2,114

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Hong Kong (Cost $16,331)			15,403

HUNGARY 1.6%
SOVEREIGN ISSUES 1.6%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	1,400	1,237
1.750% due 06/05/2035		100	81
2.125% due 09/22/2031		$4,000	3,173
3.125% due 09/21/2051		1,400	889
5.250% due 06/16/2029 (l)		4,000	3,934
5.500% due 06/16/2034		1,400	1,360
5.500% due 03/26/2036		6,800	6,540
6.125% due 05/22/2028 (l)		3,300	3,364
6.750% due 09/25/2052		1,500	1,605
7.625% due 03/29/2041		3,600	4,113
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		2,800	2,813

Total Hungary (Cost $29,079)			29,109

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$1,831	1,574
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		982	816
ReNew Pvt Ltd. 5.875% due 03/05/2027		600	583
ReNew Wind Energy AP2 4.500% due 07/14/2028		3,300	2,998

Total India (Cost $6,663)			5,971

INDONESIA 3.5%
CORPORATE BONDS & NOTES 2.7%
Bank Mandiri Persero Tbk PT 2.000% due 04/19/2026		$2,000	1,875
Freeport Indonesia PT 5.315% due 04/14/2032		4,800	4,658
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030		7,200	7,074
Pertamina Persero PT
4.175% due 01/21/2050		1,300	1,006
4.700% due 07/30/2049		2,000	1,685
5.625% due 05/20/2043		1,000	966
6.000% due 05/03/2042		6,358	6,393
6.450% due 05/30/2044		3,500	3,691
6.500% due 11/07/2048		700	747
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		8,800	6,344
4.125% due 05/15/2027		300	289
4.375% due 02/05/2050		3,200	2,462
5.250% due 10/24/2042		8,000	7,235
5.250% due 05/15/2047		3,400	3,006
5.450% due 05/21/2028		250	251
6.250% due 01/25/2049		700	698

			48,380

SOVEREIGN ISSUES 0.8%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	2,600	2,212
4.200% due 10/15/2050		$400	331
4.625% due 04/15/2043		400	364
4.750% due 07/18/2047 (l)		600	552
5.250% due 01/17/2042		900	886
5.650% due 01/11/2053		700	711
6.625% due 02/17/2037		7,240	8,091
6.750% due 01/15/2044		200	230
7.750% due 01/17/2038		1,025	1,262

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		300	229

			14,868

Total Indonesia (Cost $70,633)			63,248

IRELAND 1.0%
SOVEREIGN ISSUES 1.0%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$18,964	18,419

Total Ireland (Cost $18,179)			18,419

ISLE OF MAN 0.0%
CORPORATE BONDS & NOTES 0.0%
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		$400	349

Total Isle of Man (Cost $399)			349

ISRAEL 1.5%
CORPORATE BONDS & NOTES 0.8%
ICL Group Ltd. 6.375% due 05/31/2038		$2,119	1,940
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,471
4.250% due 08/14/2028		1,900	1,753
Leviathan Bond Ltd.
6.125% due 06/30/2025		3,600	3,495
6.500% due 06/30/2027		4,600	4,319

			13,978

SOVEREIGN ISSUES 0.7%
Israel Government International Bond
5.500% due 03/12/2034 (l)		11,100	10,589
5.750% due 03/12/2054		2,500	2,253

			12,842

Total Israel (Cost $28,274)			26,820

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$1,500	1,524

Total Italy (Cost $1,488)			1,524

IVORY COAST 1.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'lvoire
6.852% (EURO03M + 3.050%) due 03/07/2025 «~	EUR	9,000	9,614
8.908% (EURO06M + 5.000%) due 03/19/2027 «~		1,260	1,333

			10,947

SOVEREIGN ISSUES 1.1%
Ivory Coast Government International Bond
4.875% due 01/30/2032		3,666	3,298
5.250% due 03/22/2030		847	828
5.750% due 12/31/2032 þ		$2,312	2,158
5.875% due 10/17/2031	EUR	1,400	1,355
6.625% due 03/22/2048		1,000	835
6.875% due 10/17/2040		4,400	3,950
7.625% due 01/30/2033		$5,800	5,644
8.250% due 01/30/2037		2,100	2,038

			20,106

Total Ivory Coast (Cost $31,995)			31,053

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,753	1,548

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Jamaica (Cost $1,756)		1,548

JORDAN 0.3%
SOVEREIGN ISSUES 0.3%
Jordan Government International Bond
6.125% due 01/29/2026	$2,000	1,947
7.375% due 10/10/2047	3,450	2,945

Total Jordan (Cost $5,352)		4,892

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.4%
Development Bank of Kazakhstan JSC 5.500% due 04/15/2027	$9,200	9,162
KazMunayGas National Co. JSC
3.500% due 04/14/2033	1,885	1,547
4.750% due 04/19/2027	1,500	1,452
5.750% due 04/19/2047	1,900	1,658
6.375% due 10/24/2048	1,400	1,320
QazaqGaz NC JSC 4.375% due 09/26/2027	1,000	939
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030	6,500	5,375
4.000% due 08/15/2026	4,400	4,211

		25,664

SOVEREIGN ISSUES 0.0%
Kazakhstan Government International Bond
4.875% due 10/14/2044	200	194
6.500% due 07/21/2045	200	231

		425

Total Kazakhstan (Cost $26,967)		26,089

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
7.000% due 05/22/2027	$2,500	2,384
7.250% due 02/28/2028	1,000	911
8.000% due 05/22/2032	800	697
9.750% due 02/16/2031	4,100	3,938

Total Kenya (Cost $8,117)		7,930

LATVIA 0.3%
SOVEREIGN ISSUES 0.3%
Latvia Government International Bond 5.125% due 07/30/2034 (l)	$4,600	4,537

Total Latvia (Cost $4,554)		4,537

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(d)	$8,300	574

Total Lebanon (Cost $529)		574

LUXEMBOURG 1.9%
	SHARES
COMMON STOCKS 0.3%
Drillco Holding Lux SA «(e)(j)	154,744	3,617

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Forsea Holding SA «(e)		61,095	1,428

			5,045

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.6%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$4,100	4,155
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		777	788
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		2,585	2,126
FORESEA Holding SA 7.500% due 06/15/2030		2,689	2,507
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,400	3,459
6.510% due 02/23/2042		3,400	3,540
Guara Norte SARL 5.198% due 06/15/2034		6,460	5,958
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		4,700	4,595
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(d)		4,500	1,277

			28,405

Total Luxembourg (Cost $34,586)			33,450

MACEDONIA 0.4%
SOVEREIGN ISSUES 0.4%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	6,400	7,115

Total Macedonia (Cost $6,788)			7,115

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	804
4.800% due 04/21/2060		6,330	5,608

Total Malaysia (Cost $7,650)			6,412

MEXICO 9.6%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(e)		93,349	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.4%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(h)(i)		$800	703
7.500% due 06/27/2029 •(h)(i)		4,240	4,118
7.625% due 12/31/2099 (i)		500	493
8.375% due 10/14/2030 •(h)(i)(l)		700	707
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,100	1,616
Minera Mexico SA de CV 4.500% due 01/26/2050		4,900	3,784
Petroleos Mexicanos
6.350% due 02/12/2048		5,438	3,474
6.375% due 01/23/2045		9,500	6,166
6.500% due 06/02/2041		15,100	10,291
6.625% due 06/15/2035		1,225	932
6.700% due 02/16/2032		21,620	18,116
6.950% due 01/28/2060		11,820	7,827
7.690% due 01/23/2050		10,333	7,477
8.750% due 06/02/2029		1,000	983
10.000% due 02/07/2033 (l)		9,700	9,741

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		1,500	1,398
Trust Fibra Uno 6.390% due 01/15/2050		2,100	1,661

			79,487

SOVEREIGN ISSUES 5.2%
Mexico Government International Bond
2.250% due 08/12/2036	EUR	6,000	4,892
2.750% due 11/27/2031 (g)	MXN	144,682	6,659
3.000% due 12/03/2026 (g)		759,984	38,418
3.750% due 04/19/2071		$9,200	5,551
3.771% due 05/24/2061		3,000	1,846
4.000% due 11/30/2028 (g)	MXN	45,428	2,324
4.000% due 08/24/2034 (g)		43,079	2,107
4.000% due 03/15/2115	EUR	1,000	789
5.000% due 05/07/2029		$11,100	10,861
5.000% due 04/27/2051 (l)		1,300	1,044
5.750% due 10/12/2110		18,000	14,905
6.338% due 05/04/2053		299	283
6.350% due 02/09/2035		800	806
6.400% due 05/07/2054		2,200	2,100

			92,585

Total Mexico (Cost $194,332)			172,072

MONGOLIA 0.0%
SOVEREIGN ISSUES 0.0%
Mongolia Government International Bond 7.875% due 06/05/2029		$500	512

Total Mongolia (Cost $496)			512

MOROCCO 0.7%
CORPORATE BONDS & NOTES 0.7%
OCP SA
3.750% due 06/23/2031		$2,550	2,204
4.500% due 10/22/2025		825	810
5.125% due 06/23/2051		4,100	3,091
6.750% due 05/02/2034		2,700	2,774
7.500% due 05/02/2054		3,100	3,166

Total Morocco (Cost $12,745)			12,045

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	348
NE Property BV 1.875% due 10/09/2026	EUR	200	202
Prosus NV
1.539% due 08/03/2028		500	481
2.031% due 08/03/2032		600	524
3.061% due 07/13/2031		$1,200	994
3.257% due 01/19/2027		1,000	936
3.680% due 01/21/2030		900	800
4.027% due 08/03/2050		600	407
Yinson Boronia Production BV 8.947% due 07/31/2042		3,500	3,537

Total Netherlands (Cost $9,247)			8,229

NIGERIA 1.2%
CORPORATE BONDS & NOTES 0.4%
BOI Finance BV 7.500% due 02/16/2027	EUR	7,800	7,884

SOVEREIGN ISSUES 0.8%
Nigeria Government International Bond
6.500% due 11/28/2027		$1,600	1,483
7.143% due 02/23/2030		3,000	2,611
7.625% due 11/28/2047		1,200	873
7.696% due 02/23/2038		3,500	2,722
7.875% due 02/16/2032		3,700	3,204
8.250% due 09/28/2051		3,900	2,997
8.375% due 03/24/2029		800	752

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

8.747% due 01/21/2031		650	603

			15,245

Total Nigeria (Cost $26,328)			23,129

OMAN 1.2%
SOVEREIGN ISSUES 1.2%
Oman Government International Bond
5.625% due 01/17/2028		$2,430	2,431
6.000% due 08/01/2029		5,300	5,385
6.500% due 03/08/2047		1,800	1,799
6.750% due 10/28/2027		1,300	1,344
6.750% due 01/17/2048		2,500	2,551
7.000% due 01/25/2051		5,900	6,221
7.375% due 10/28/2032		1,900	2,106

Total Oman (Cost $20,631)			21,837

PAKISTAN 0.9%
SOVEREIGN ISSUES 0.9%
Pakistan Government International Bond
6.000% due 04/08/2026		$8,200	7,411
6.875% due 12/05/2027		1,800	1,561
7.375% due 04/08/2031		1,200	949
8.250% due 09/30/2025		300	287
8.875% due 04/08/2051		8,100	6,107
Pakistan Water & Power Development Authority 7.500% due 06/04/2031		900	680

Total Pakistan (Cost $17,359)			16,995

PANAMA 3.0%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$2,700	1,993
Banco General SA
5.250% due 05/07/2031 •(h)(i)		3,500	3,037
5.250% due 12/31/2099		600	521
Banco Nacional de Panama 2.500% due 08/11/2030		1,500	1,159
ENA Norte Trust 4.950% due 04/25/2028		724	655

			7,365

SOVEREIGN ISSUES 2.6%
Panama Government International Bond
3.875% due 03/17/2028		5,300	4,898
4.300% due 04/29/2053		2,800	1,803
4.500% due 05/15/2047		200	139
4.500% due 04/16/2050		1,000	675
4.500% due 01/19/2063		3,600	2,310
6.400% due 02/14/2035		9,000	8,549
6.700% due 01/26/2036		4,800	4,670
6.853% due 03/28/2054		4,500	4,131
6.875% due 01/31/2036		2,200	2,154
7.125% due 01/29/2026		1,900	1,932
7.500% due 03/01/2031		7,600	7,963
7.875% due 03/01/2057		2,500	2,608
8.000% due 03/01/2038		1,500	1,583
8.125% due 04/28/2034		2,860	3,074
9.375% due 04/01/2029		518	578

			47,067

Total Panama (Cost $59,337)			54,432

PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	648
3.849% due 06/28/2033		2,200	1,918
5.400% due 03/30/2050		700	613
5.600% due 03/13/2048		200	180
5.850% due 08/21/2033		700	698
6.000% due 02/09/2036		1,000	1,007
6.100% due 08/11/2044		1,700	1,646
7.900% due 02/09/2031	PYG	23,766,000	3,277

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Paraguay (Cost $10,457)			9,987

PERU 1.7%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	13,600	3,516
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043		5,500	1,467
InRetail Consumer 3.250% due 03/22/2028		$11,600	10,496
Petroleos del Peru SA 5.625% due 06/19/2047		12,600	8,056

			23,535

SOVEREIGN ISSUES 0.4%
Peru Government International Bond
3.230% due 07/28/2121		4,100	2,337
5.400% due 08/12/2034	PEN	2,000	459
6.150% due 08/12/2032		5,200	1,306
6.900% due 08/12/2037		5,000	1,250
6.950% due 08/12/2031		2,800	749
7.300% due 08/12/2033		1,400	374

			6,475

Total Peru (Cost $32,613)			30,010

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc. 3.450% due 06/23/2050		$4,700	3,273

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
2.650% due 12/10/2045		2,200	1,445
3.700% due 02/02/2042		2,000	1,621

			3,066

Total Philippines (Cost $9,351)			6,339

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		$3,400	3,521
Poland Government International Bond
4.875% due 10/04/2033 (l)		6,900	6,740
5.500% due 04/04/2053		4,300	4,225
5.500% due 03/18/2054		4,600	4,471

Total Poland (Cost $18,954)			18,957

QATAR 2.1%
CORPORATE BONDS & NOTES 1.3%
QatarEnergy
2.250% due 07/12/2031		$10,000	8,364
3.125% due 07/12/2041		9,350	6,979
3.300% due 07/12/2051		11,700	8,209

			23,552

SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
4.000% due 03/14/2029		3,900	3,781
4.400% due 04/16/2050		1,900	1,665
4.625% due 06/02/2046		4,000	3,669
4.817% due 03/14/2049		3,180	2,978
5.103% due 04/23/2048		2,375	2,316

			14,409

Total Qatar (Cost $42,454)			37,961

ROMANIA 2.5%
SOVEREIGN ISSUES 2.5%
Romania Government International Bond
1.750% due 07/13/2030 (l)	EUR	8,600	7,526

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

2.000% due 12/08/2026 (l)		4,500	4,616
2.124% due 07/16/2031 (l)		4,450	3,842
2.125% due 03/07/2028 (l)		500	495
2.375% due 04/19/2027 (l)		350	360
2.875% due 04/13/2042 (l)		10,200	7,111
3.375% due 01/28/2050 (l)		2,700	1,925
3.500% due 04/03/2034 (l)		1,100	987
4.625% due 04/03/2049 (l)		1,000	882
5.250% due 05/30/2032		4,200	4,382
5.625% due 05/30/2037		4,200	4,342
6.125% due 01/22/2044		$4,500	4,285
6.375% due 09/18/2033 (l)	EUR	3,600	4,014

Total Romania (Cost $51,893)			44,767

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 7.500% due 03/31/2030		$363	261

Total Russia (Cost $67)			261

SAUDI ARABIA 2.8%
CORPORATE BONDS & NOTES 0.7%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$10,300	6,686
4.250% due 04/16/2039		2,700	2,354
4.375% due 04/16/2049 (l)		3,900	3,208

			12,248

SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.250% due 02/02/2033		9,600	7,677
3.250% due 10/22/2030		1,600	1,440
3.450% due 02/02/2061		6,800	4,466
3.750% due 01/21/2055		3,400	2,407
4.375% due 04/16/2029		200	195
4.500% due 10/26/2046 (l)		15,200	12,899
4.625% due 10/04/2047		1,400	1,196
5.000% due 01/16/2034 (l)		7,600	7,471
5.000% due 01/18/2053		200	176

			37,927

Total Saudi Arabia (Cost $61,610)			50,175

SENEGAL 1.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Senegal 9.489% (EURO06M + 5.800%) due 12/22/2028 «~	EUR	5,000	5,326

SOVEREIGN ISSUES 0.9%
Senegal Government International Bond
4.750% due 03/13/2028		2,300	2,278
5.375% due 06/08/2037		8,000	6,256
6.250% due 05/23/2033		$1,700	1,430
6.750% due 03/13/2048		1,300	942
7.750% due 06/10/2031		4,800	4,573

			15,479

Total Senegal (Cost $22,698)			20,805

SERBIA 1.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Project Mercury 0.400% - 8.088% (EURO06M + 4.200%) due 08/11/2030 «~	EUR	5,000	5,481

SOVEREIGN ISSUES 1.3%
Serbia Government International Bond
1.000% due 09/23/2028		500	456
1.500% due 06/26/2029		3,800	3,463
1.650% due 03/03/2033		2,400	1,930
3.125% due 05/15/2027		5,420	5,569
6.000% due 06/12/2034		$3,400	3,351
6.250% due 05/26/2028		5,100	5,167

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.500% due 09/26/2033		3,600	3,657

			23,593

Total Serbia (Cost $29,566)			29,074

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		$1,600	1,596

Total Singapore (Cost $1,569)			1,596

SOUTH AFRICA 4.1%
CORPORATE BONDS & NOTES 2.7%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	399,500	21,894
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$5,000	4,644
6.350% due 08/10/2028		14,800	14,372
8.450% due 08/10/2028		2,800	2,821
Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,097
8.750% due 05/03/2029		3,700	3,767

			48,595

SOVEREIGN ISSUES 1.4%
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	428,500	24,445

Total South Africa (Cost $80,049)			73,040

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.8%
KB Kookmin Card Co. Ltd. 1.500% due 05/13/2026		$400	371
LG Chem Ltd. 1.375% due 07/07/2026		8,600	7,930
Shinhan Financial Group Co. Ltd. 2.875% due 05/12/2026 •(h)(i)		1,500	1,413
SK Hynix, Inc. 6.500% due 01/17/2033		5,000	5,273

			14,987

SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.875% due 04/03/2029		3,100	3,067

Total South Korea (Cost $18,873)			18,054

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(d)		$6,800	4,033
6.200% due 05/11/2027 ^(d)		1,300	766
6.350% due 06/28/2049 ^(d)		620	358
6.825% due 07/18/2026 ^(d)		500	297
6.850% due 11/03/2025 ^(d)		3,450	2,045
7.550% due 03/28/2030 ^(d)		4,500	2,614
7.850% due 03/14/2029 ^(d)		600	357

Total Sri Lanka (Cost $12,383)			10,470

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$6,500	6,088

SOVEREIGN ISSUES 0.0%
Ghana Government International Bond 10.750% due 10/14/2030		445	302

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Supranational (Cost $6,829)			6,390

TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 9.225% (EURO06M + 5.400%) due 04/26/2028 ~	EUR	3,782	4,020

Total Tanzania (Cost $4,431)			4,020

THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Bangkok Bank PCL 3.466% due 09/23/2036 •(i)		$2,700	2,249
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	371

Total Thailand (Cost $3,108)			2,620

TRINIDAD AND TOBAGO 0.1%
SOVEREIGN ISSUES 0.1%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		$2,700	2,677

Total Trinidad and Tobago (Cost $2,682)			2,677

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	943
5.750% due 01/30/2025		$7,900	7,517

Total Tunisia (Cost $9,007)			8,460

TURKEY 4.2%
CORPORATE BONDS & NOTES 0.1%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$1,130	1,072

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Republic of Turkey TBD% due 04/27/2031 «	EUR	5,000	6,062
SOCAR Turkey Enerji AS 7.348% (EURO06M + 3.450%) due 08/11/2026 ~		7,600	8,109

			14,171

SOVEREIGN ISSUES 3.3%
Hazine Mustesarligi Varlik Kiralama AS 8.509% due 01/14/2029		$5,400	5,715
Turkey Government International Bond
4.875% due 04/16/2043		12,700	9,014
5.750% due 05/11/2047		32,100	24,699
6.000% due 01/14/2041		12,680	10,556
6.125% due 10/24/2028		3,300	3,227
7.625% due 05/15/2034		3,700	3,732
Turkiye Ihracat Kredi Bankasi AS 7.500% due 02/06/2028		2,600	2,604

			59,547

Total Turkey (Cost $77,439)			74,790

UKRAINE 0.8%
SOVEREIGN ISSUES 0.8%
Ukraine Government International Bond
6.876% due 05/21/2031		$6,800	1,972
7.253% due 03/15/2035		13,700	3,966
7.375% due 09/25/2034		2,160	626
7.750% due 09/01/2024		2,200	713
7.750% due 09/01/2026		2,200	689
7.750% due 09/01/2027		5,650	1,746
7.750% due 08/01/2041 ~		6,200	3,056
8.994% due 02/01/2026		1,200	395
9.750% due 11/01/2030		1,300	418

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Ukraine (Cost $28,192)			13,581

UNITED ARAB EMIRATES 2.3%
CORPORATE BONDS & NOTES 1.3%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,200	2,062
Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		3,400	3,456
5.500% due 05/08/2034		3,400	3,494
Abu Dhabi National Energy Co. PJSC 4.696% due 04/24/2033 (l)		4,600	4,489
DP World Ltd.
4.700% due 09/30/2049		500	416
5.625% due 09/25/2048		1,050	999
6.850% due 07/02/2037		1,650	1,790
MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,425
5.875% due 05/01/2034		5,000	5,278
Ruwais Power Co. PJSC 6.000% due 08/31/2036		420	426

			23,835

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
NMC Healthcare LLC 11.585% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	22,433	6,169

SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$10,700	10,881
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		400	294
Finance Department Government of Sharjah 4.375% due 03/10/2051		2,750	1,912

			13,087

Total United Arab Emirates (Cost $43,892)			43,091

UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 1.4%
Antofagasta PLC 6.250% due 05/02/2034		$2,400	2,487
Fresnillo PLC 4.250% due 10/02/2050		4,200	3,096
HSBC Holdings PLC 5.210% due 08/11/2028 •		3,200	3,180
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	600	540
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$20,900	13,663
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2026		3,300	2,508
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		400	378

			25,852

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canada Square Funding PLC
6.083% due 01/17/2059 •	GBP	2,274	2,876
6.184% (SONIA3M IR + 0.950%) due 06/17/2058 ~		818	1,037
Formentera Issuer PLC 6.033% due 07/28/2047 •		131	166
Polaris PLC 6.502% due 05/23/2059		1,787	2,270
Rochester Financing PLC 5.934% due 12/18/2044 •		2,231	2,815
Towd Point Mortgage Funding 6.583% due 07/20/2045 •		94	119

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Tower Bridge Funding PLC 5.954% due 12/20/2063 •	963	1,217

		10,500

Total United Kingdom (Cost $35,953)		36,352

UNITED STATES 9.7%
ASSET-BACKED SECURITIES 0.7%
Aames Mortgage Investment Trust 5.940% due 04/25/2036 •	$687	627
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.510% due 11/25/2034 •	120	117
Argent Securities Trust 5.760% due 07/25/2036 •	584	503
Countrywide Asset-Backed Certificates Trust
5.940% due 02/25/2037 •	2,166	2,075
6.585% due 11/25/2035 •	1,974	1,931
Credit-Based Asset Servicing & Securitization Trust 3.181% due 01/25/2037 þ	6,752	1,937
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	151	43
6.672% due 06/25/2036 þ	222	61
GSAA Home Equity Trust 6.502% due 11/25/2036 þ	992	375
Home Equity Asset Trust 6.810% due 02/25/2033 «•	63	59
MASTR Asset-Backed Securities Trust 6.160% due 09/25/2034 •	123	106
Morgan Stanley ABS Capital, Inc. Trust
6.225% due 01/25/2035 •	23	22
6.255% due 03/25/2034 •	2,038	2,050
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	52	28
6.180% due 04/25/2037 •	232	61
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.610% due 07/25/2036 •	347	316
Option One Mortgage Loan Trust
5.680% due 04/25/2037 •	536	352
5.680% due 05/25/2037 •	214	126
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.240% due 09/25/2035 •	1,600	1,392
RAAC Trust 6.160% due 02/25/2046 «•	12	11
Saxon Asset Securities Trust 5.770% due 09/25/2037 •	243	228
Soundview Home Loan Trust
5.985% due 03/25/2036 •	240	238
6.360% due 10/25/2037 •	668	521

		13,179

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(e)(j)	2,865,490	311

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG AT1 Claim	$2,000	240
DAE Funding LLC 2.625% due 03/20/2025	1,500	1,462
Rio Oil Finance Trust
8.200% due 04/06/2028	3,676	3,731
9.750% due 01/06/2027	2,500	2,584
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	4,975	3,430
Unigel Luxembourg SA 8.750% due 03/01/2030 ^«(b)(d)	2,213	2,213

		13,660

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake LP 8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,111	4,760

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ziraat Bank TBD% due 06/15/2034 «	4,700	4,702

		9,462

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust 4.727% due 11/25/2035 ~	62	43
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,765	1,739
Banc of America Funding Trust
6.245% due 11/20/2035 ~	46	41
6.388% due 04/25/2037 þ	87	69
BANK 4.407% due 11/15/2061 ~	3,200	3,082
BCAP LLC Trust 4.325% due 05/26/2037 ~	1,882	1,607
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~	26	23
5.075% due 01/25/2035 ~	4	4
Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,408
4.261% due 10/10/2051	4,100	3,875
CIM Trust 5.500% due 08/25/2064 ~	6,039	6,047
Citigroup Mortgage Loan Trust
5.261% due 07/25/2046 ~	35	31
6.830% due 09/25/2035 «•	12	11
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2036 •	454	337
Countrywide Alternative Loan Trust
5.810% due 05/25/2036 •	466	186
6.100% due 11/25/2035 •	75	59
6.250% due 11/25/2036	54	40
6.444% due 03/25/2037 •	81	43
Countrywide Home Loan Mortgage Pass-Through Trust
4.371% due 02/25/2047 ~	38	32
4.425% due 09/25/2047 ~	20	17
4.483% due 03/25/2037 ~	31	26
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 ~	3,587	2,894
1.756% due 10/25/2066 ~	2,075	1,763
2.000% due 01/25/2060 ~	1,788	1,545
3.199% due 11/30/2037 ~	606	541
6.421% due 10/25/2037 ~	504	296
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	88	71
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	51	42
6.386% due 10/25/2036 þ	51	42
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	6,165	6,137
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •	118	94
HarborView Mortgage Loan Trust 6.035% due 08/19/2036 «~	2	2
Impac CMB Trust 6.100% due 03/25/2035 •	67	63
IndyMac INDA Mortgage Loan Trust
3.414% due 11/25/2037 ~	558	449
3.696% due 08/25/2036 ~	97	74
IndyMac INDX Mortgage Loan Trust
3.537% due 06/25/2036 ~	76	64
3.705% due 10/25/2035 ~	70	55
5.760% due 06/25/2037 •	102	36
5.820% due 02/25/2037 •	401	395
JP Morgan Mortgage Trust
4.962% due 08/25/2035 ~	21	21
4.987% due 11/25/2035 ~	26	21
5.480% due 04/25/2035 «~	1	1
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	77	74
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	816	768
Lehman XS Trust
5.840% due 09/25/2046 •	1,408	1,184
5.960% due 08/25/2037 •	2,351	2,208
Luminent Mortgage Trust 5.820% due 12/25/2036 •	20	18
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •	131	14
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	726	556
6.500% due 07/25/2037	245	193
Sequoia Mortgage Trust 4.898% due 01/20/2047 ~	23	16

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SG Residential Mortgage Trust 5.353% due 08/25/2062 þ		8,623	8,509
Structured Adjustable Rate Mortgage Loan Trust
4.172% due 11/25/2035 «~		19	16
4.216% due 09/25/2036 ~		117	80
7.254% due 10/25/2037 •		63	56
SunTrust Adjustable Rate Mortgage Loan Trust 4.477% due 10/25/2037 ~		257	218
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ		568	15
WaMu Mortgage Pass-Through Certificates Trust
3.419% due 05/25/2037 ~		78	59
3.767% due 01/25/2037 ~		62	51
3.847% due 04/25/2037 ~		43	36
4.209% due 12/25/2036 ~		122	105
4.580% due 03/25/2036 ~		699	630
5.830% due 05/25/2034 •		60	54
Wells Fargo Mortgage-Backed Securities Trust 6.478% due 10/25/2036 ~		183	169

			48,355

U.S. GOVERNMENT AGENCIES 1.4%
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		6,200	5,676
4.500% due 07/01/2054		6,200	5,846
5.000% due 08/01/2054		6,500	6,282
5.500% due 08/01/2054		7,650	7,544

			25,348

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
1.750% due 08/15/2041 (n)		23,100	15,271
2.375% due 02/15/2042		21,300	15,512
3.250% due 05/15/2042		18,000	14,973
4.375% due 08/15/2043 (l)		500	483
U.S. Treasury Notes
3.125% due 08/31/2029 (l)(n)		10,400	9,810
4.000% due 02/28/2030 (l)(n)(p)		8,300	8,152

			64,201

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(j)		3	0

Total United States (Cost $191,671)			174,516

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.0%
SOVEREIGN ISSUES 0.0%
Uruguay Government International Bond 5.100% due 06/18/2050		$200	189

Total Uruguay (Cost $205)			189

UZBEKISTAN 0.6%
CORPORATE BONDS & NOTES 0.0%
Ipoteka-Bank ATIB 5.500% due 11/19/2025		$200	194

SOVEREIGN ISSUES 0.6%
Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	4,900	5,240
5.375% due 02/20/2029		$4,900	4,578

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Uzbekneftegaz JSC 4.750% due 11/16/2028	1,200	1,012

		10,830

Total Uzbekistan (Cost $11,052)		11,024

VENEZUELA 0.7%
CORPORATE BONDS & NOTES 0.5%
Petroleos de Venezuela SA
5.375% due 04/12/2027	$51,899	6,332
5.500% due 04/12/2037	8,863	1,072
8.500% due 10/27/2049	1,650	1,280

		8,684

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)	19,240	2,881
8.250% due 10/13/2024 ^(d)	3,539	575

		3,456

Total Venezuela (Cost $50,307)		12,140

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028	$1,110	1,052

Total Vietnam (Cost $1,061)		1,052

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030	$3,700	3,154

Total Virgin Islands (British) (Cost $3,707)		3,154

SHORT-TERM INSTRUMENTS 4.9%
REPURCHASE AGREEMENTS (k) 4.9%		87,661

Total Short-Term Instruments (Cost $87,683)		87,661

Total Investments in Securities (Cost $2,156,159)		1,960,745

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	4,361,285	42,431

Total Short-Term Instruments (Cost $42,426)		42,431

Total Investments in Affiliates (Cost $42,426)		42,431

Total Investments 111.4% (Cost $2,198,585)		$2,003,176
Financial Derivative Instruments (m)(o) 0.7%(Cost or Premiums, net $486)		12,039
Other Assets and Liabilities, net (12.1)%		(217,073)

Net Assets 100.0%		$1,798,142

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Zero coupon security.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
(j)					RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022		$311	$311	0.02%
Constellation Oil 'D' - Exp. 06/10/2071						06/10/2022		0	0	0.00
Drillco Holding Lux SA						06/08/2023		3,095	3,617	0.20

								$3,406	$3,928	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.750%	06/12/2024	TBD(2)	EUR	16,661	Romanian Government International Bond 1.375% due 12/02/2029		$(17,820)	$17,844	$17,870
BRC	4.900	02/14/2024	TBD(2)		$2,243	Egypt Government International Bond 7.500% due 01/31/2027		(2,573)	2,243	2,285
DEU	5.320	06/27/2024	07/03/2024		6,817	U.S. Treasury Bonds 3.375% due 11/15/2048		(6,728)	6,817	6,821
	5.360	06/27/2024	07/03/2024		20,303	U.S. Treasury Bonds 2.250% due 05/15/2041		(4,360)	20,303	20,315
						U.S. Treasury Notes 3.875% due 12/31/2027		(15,600)
FICC	2.600	06/28/2024	07/01/2024		4,766	U.S. Treasury Notes 3.875% - 4.500% due 01/15/2026 - 03/31/2026		(4,862)	4,766	4,767
JPS	5.380	06/27/2024	07/03/2024		26,703	U.S. Treasury Notes 2.625% - 4.125% due 02/15/2029 - 02/15/2034		(26,666)	26,703	26,719
MYI	4.850	02/15/2024	TBD(2)		8,985	Egypt Government International Bond 7.500% due 01/31/2027		(10,294)	8,985	9,151

Total Repurchase Agreements								$(88,903)	$87,661	$87,928

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BPS					4.500%	11/22/2023	TBD(4)	$(178)		$(183)
					5.480	03/14/2024	TBD(4)	(7,175)		(7,294)
					5.500	01/26/2024	TBD(4)	(7,014)		(7,182)
BRC					4.250	07/28/2023	TBD(4)	(574)		(597)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.500	03/13/2024	TBD(4)	(344)	(349)
5.000	01/11/2024	TBD(4)	(9,836)	(10,071)
5.150	02/27/2024	TBD(4)	(316)	(322)
5.150	06/14/2024	TBD(4)	(959)	(961)
GSC	5.400	03/14/2024	TBD(4)	(2,529)	(2,570)
5.400	03/18/2024	TBD(4)	(8,415)	(8,547)
JML	5.600	06/14/2024	09/20/2024	(974)	(977)
MEI	5.450	01/26/2024	TBD(4)	(6,472)	(6,625)
MYI	4.000	04/05/2024	TBD(4)	(805)	(812)
4.350	06/12/2024	TBD(4)	(4,538)	(4,549)
4.750	04/05/2024	TBD(4)	(3,268)	(3,306)
4.750	04/19/2024	TBD(4)	(834)	(842)
5.000	04/05/2024	TBD(4)	(984)	(995)
NOM	5.000	06/28/2024	TBD(4)	(2,608)	(2,609)
5.320	05/28/2024	09/12/2025	(378)	(380)
5.320	06/28/2024	TBD(4)	(4,518)	(4,520)
5.550	06/27/2024	TBD(4)	(8,474)	(8,479)
SCX	3.850	06/12/2024	TBD(4)	EUR	(28,812)	(30,919)
5.300	06/13/2024	TBD(4)	$(1,909)	(1,914)
5.530	06/11/2024	TBD(4)	(6,636)	(6,657)

Total Reverse Repurchase Agreements	$(111,660)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

Egypt (0.7)%
Sovereign Issues (0.7)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,043)	$(12,928)
Romania (1.0)%
Sovereign Issues (1.0)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(17,901)
United States (2.9)%
U.S. Treasury Obligations (2.9)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(4,187)	(4,360)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,728)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,465)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,407)	(15,908)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(296)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(16,905)

Total United States	(53,232)	(53,662)

Total Short Sales (4.6)%	$(89,708)	$(84,491)

(l)	Securities with an aggregate market value of $115,294 and cash of $913 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(39,529) at a weighted average interest rate of 4.977%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(1,134) of accrued interest expense.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	16	$1,995	$20	$1	$(3)
U.S. Treasury 2-Year Note September Futures	09/2024	189	38,597	65	0	(4)
U.S. Treasury 5-Year Note September Futures	09/2024	2,515	268,044	1,097	0	(275)
U.S. Treasury 10-Year Note September Futures	09/2024	1,858	204,351	2,005	0	(494)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	116	14,540	161	0	(192)

$3,348	$1	$(968)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund September Futures				09/2024	190	$(26,782)	$(348)		$86	$(4)
Euro-Buxl 30-Year Bond September Futures				09/2024	93	(12,972)	70		133	(20)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	56	(6,358)	(62)		27	0

							$(340)		$246	$(24)

Total Futures Contracts							$3,008		$247	$(992)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027	$7,000	$400	$(302)	$98	$4	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028	27,400	1,279	(800)	479	0	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly		12/20/2028	24,400	(289)	(233)	(522)	1	0
CDX.IG-42 5-Year Index	(1.000)	Quarterly		06/20/2029	25,700	(586)	52	(534)	2	0

						$804	$(1,283)	$(479)	$7	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	09/21/2024	$84,300	$3,476	$350	$3,826	$31	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	22,300	(1,340)	(598)	(1,938)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,000	11	(247)	(236)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	9,500	70	72	142	18	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	41,600	(122)	(167)	(289)	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	21,200	(1,089)	262	(827)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	71,000	1,990	778	2,768	234	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	3,300	46	(579)	(533)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	2,300	(9)	(68)	(77)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,600	(10)	(75)	(85)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,000	(12)	29	17	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	4,400	(17)	40	23	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	5,500	(21)	56	35	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	700	(3)	(1)	(4)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	2,500	(9)	27	18	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	2,100	(8)	19	11	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	1,900	(7)	29	22	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,400	(5)	22	17	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	800	(3)	15	12	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	100	0	3	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	1,400	(5)	49	44	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	5,410	(294)	43	(251)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034	23,100	(968)	506	(462)	139	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	638	715	254	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	69	64	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(50)	39	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	71	123	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	108	227	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	1	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	5	3	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		12,140	755	(220)	535	212	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		15,900	191	342	533	277	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	(143)	(143)	21	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	292	292	7	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(62)	(62)	0	(3)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(185)	(185)	2	0
Pay	6-Month CZK-PRIBOR	4.175	Annual	11/07/2028	CZK	440,800	(79)	659	580	13	0
Pay	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		424,600	(112)	586	474	10	0
Receive	6-Month CZK-PRIBOR	3.675	Annual	01/08/2029		339,000	0	311	311	0	(18)
Pay	6-Month CZK-PRIBOR	3.769	Annual	01/09/2029		334,900	(152)	(92)	(244)	18	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(11)	170	159	0	(2)
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		33,000	425	(520)	(95)	0	(23)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	147	138	0	(5)
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		27,900	532	(648)	(116)	0	(59)
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		4,700	(244)	248	4	11	0
Receive	28-Day MXN-TIIE	9.769	Lunar	09/27/2028	MXN	21,400	0	(5)	(5)	0	(2)
Pay	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(43)	(251)	(294)	34	0

							$3,253	$2,036	$5,289	$1,338	$(507)

Total Swap Agreements							$4,057	$753	$4,810	$1,345	$(507)

(n)	Securities with an aggregate market value of $5,998 and cash of $17,776 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	7,999		$4,908		$36		$0
		07/2024			$834		NZD	1,362	0		(4)
		08/2024		NZD	1,362		$834		4		0
BOA		07/2024		DOP	20,039		337		0		(2)
		07/2024		EUR	5,686		6,165		76		0
		07/2024		HKD	5,764		739		0		0
		07/2024		HUF	787,845		2,142		7		0
		07/2024		KRW	245,478		179		1		0
		07/2024			$10,380		EUR	9,529	0		(174)
		07/2024			1,089		IDR	17,841,631	1		0
		07/2024			1,026		NOK	10,985	3		0
		07/2024			106		PLN	427	0		0
		07/2024			1,099		SEK	11,445	0		(19)
		09/2024		CLP	2,049,137		$2,170		7		(13)
		02/2025		NGN	600,628		423		49		0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

BPS	07/2024	AUD	1,870		1,246	0	(1)
	07/2024	EUR	8,353		9,043	97	0
	07/2024	GBP	13,209		16,873	176	0
	07/2024	JPY	138,600		887	26	0
	07/2024	KRW	243,641		178	1	0
	07/2024	PLN	33,024		8,154	6	(54)
	07/2024		$1,085	CAD	1,481	0	(2)
	07/2024		1,638	EUR	1,522	0	(8)
	07/2024		7,315	PLN	29,642	47	0
	07/2024		580	SGD	787	0	0
	08/2024	SGD	786		$580	0	0
	08/2024		$1,247	AUD	1,870	1	0
	09/2024	CNH	123		$17	0	0
	09/2024	COP	6,010,411		1,441	10	0
	09/2024	PEN	3,372		891	14	0
	09/2024	TWD	27,550		856	7	0
	05/2029	KWD	2,427		8,344	240	0
	07/2029		579		1,991	59	0
BRC	07/2024	MXN	352,960		19,298	28	0
	07/2024	THB	32		1	0	0
	07/2024	TRY	6,623		196	0	(2)
	07/2024		$1,135	NOK	11,945	0	(17)
	07/2024		8,215	TRY	285,162	390	0
	08/2024		22,779		793,133	253	0
	09/2024	COP	3,819,310		$904	0	(5)
	09/2024		$9,129	MXN	171,076	110	0
	09/2024		2,216	TRY	80,097	44	0
CBK	07/2024	BRL	18,686		$3,429	87	0
	07/2024	CAD	1,728		1,264	1	0
	07/2024	CHF	581		639	0	(8)
	07/2024	EUR	8,969		9,714	109	0
	07/2024	MXN	74,258		4,113	62	0
	07/2024	PEN	31,308		8,278	132	0
	07/2024	PLN	2,981		733	0	(7)
	07/2024	SEK	16,749		1,578	0	(3)
	07/2024	THB	79,204		2,164	3	0
	07/2024		$3,361	BRL	18,686	0	(19)
	07/2024		1,265	KRW	1,742,234	0	(1)
	07/2024		4,106	PEN	15,652	0	(34)
	07/2024		1,078	PHP	63,211	4	0
	07/2024		198	PLN	793	0	(1)
	07/2024		322	TRY	10,843	3	0
	07/2024		1,251	ZAR	22,750	0	(2)
	07/2024	ZAR	1,280		$70	0	0
	08/2024		$3,429	BRL	18,749	0	(88)
	09/2024	PEN	13,288		$3,567	110	0
	09/2024	TWD	10,352		321	2	0
	09/2024		$877	EGP	43,238	0	(6)
	09/2024		19,746	INR	1,650,862	12	(10)
	02/2025	NGN	659,558		$451	40	0
DUB	07/2024	KRW	133,163		97	0	0
	07/2024	MYR	1,466		311	0	0
	07/2024		$1,212	CLP	1,121,180	0	(21)
	07/2024		270	EGP	12,934	0	(2)
	08/2024		7,455	BRL	39,589	0	(399)
	03/2025		2,350	EGP	134,537	178	0
	03/2025		180	TRY	8,551	23	0
FAR	07/2024	EUR	131,665		$143,403	2,397	0
	07/2024		$2,156	AUD	3,234	2	0
	07/2024		869	JPY	138,482	0	(8)
	07/2024		1,596	NZD	2,617	0	(2)
	08/2024	AUD	1,364		$911	0	0
	08/2024	JPY	137,832		869	8	0
	08/2024	NZD	2,617		1,596	2	0
GLM	07/2024	BRL	235,899		46,907	4,708	0
	07/2024	DOP	118,686		1,987	1	(22)
	07/2024	MYR	45		10	0	0
	07/2024		$43,707	BRL	235,899	0	(1,508)
	07/2024		2,106	EGP	102,734	30	(9)
	07/2024		186	TRY	6,353	6	0
	07/2024	ZAR	276,453		$15,110	0	(65)
	08/2024	DOP	620,091		10,431	3	(29)
	08/2024		$163	EGP	7,932	0	(1)
	08/2024		1,083	TRY	37,371	9	0
	09/2024	DOP	603,853		$10,077	0	(85)
	09/2024	MXN	128,778		7,087	132	0
	09/2024		$567	TRY	20,811	24	0
	10/2024		901	BRL	4,946	0	(26)
	04/2025	BRL	247,700		$44,543	1,592	0
JPM	07/2024		1,700		306	2	0
	07/2024	CAD	246		179	0	(1)
	07/2024	EUR	4,801		5,203	61	0
	07/2024	HUF	425,577		1,151	0	(2)
	07/2024	KRW	164,342		119	0	0
	07/2024	PEN	6,763		1,806	46	0
	07/2024	PLN	4,777		1,179	0	(8)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	SGD	787	585	4	0
07/2024	$312	BRL	1,700	0	(8)
07/2024	6,593	CHF	5,917	0	(8)
07/2024	149	CZK	3,451	0	(1)
07/2024	1,120	IDR	18,159,169	0	(10)
07/2024	ZAR	523,662	$28,446	0	(300)
08/2024	CHF	5,895	6,593	8	0
08/2024	$2,694	TRY	93,065	21	0
09/2024	MXN	698,366	$38,591	875	0
09/2024	TWD	17,612	547	4	0
09/2024	$2,487	EGP	130,960	158	0
09/2024	2,687	INR	225,178	6	0
10/2024	CNH	644	$90	1	0
03/2025	$1,172	EGP	66,980	87	0
03/2025	156	TRY	7,555	23	0
04/2025	BRL	1,800	$320	8	0
MBC	07/2024	CAD	11,739	8,621	41	0
07/2024	CZK	93,890	4,071	56	0
07/2024	HUF	304,252	816	0	(8)
07/2024	INR	978,629	11,690	0	(44)
07/2024	NOK	17,837	1,674	4	0
07/2024	$8,939	CAD	12,239	7	0
07/2024	918	CHF	818	0	(8)
07/2024	2,071	GBP	1,634	0	(5)
08/2024	CAD	12,231	$8,939	0	(8)
08/2024	$1,674	NOK	17,823	0	(4)
09/2024	TWD	471	$15	0	0
09/2024	$1,129	EGP	55,433	0	(11)
02/2025	734	NGN	1,189,080	6	0
MYI	07/2024	BRL	16,773	$3,017	17	0
07/2024	EUR	517	554	1	0
07/2024	INR	2,016,046	24,086	0	(85)
07/2024	NOK	5,094	478	1	0
07/2024	$3,247	BRL	16,773	0	(247)
07/2024	503	SEK	5,311	0	(2)
08/2024	SEK	5,303	$503	2	0
08/2024	$478	NOK	5,090	0	(1)
09/2024	MXN	8,120	$430	0	(9)
09/2024	TWD	7,006	218	2	0
09/2024	$1,798	INR	150,305	0	0
RBC	07/2024	AUD	1,364	$909	0	(1)
07/2024	$13,528	GBP	10,668	0	(43)
08/2024	GBP	10,668	$13,530	43	0
RYL	07/2024	PHP	63,365	1,084	0	0
07/2024	$1,161	GBP	907	0	(14)
07/2024	1,260	NZD	2,036	0	(20)
08/2024	906	SEK	9,610	2	0
SCX	07/2024	KRW	123,635	$91	1	0
07/2024	MXN	180	10	0	0
07/2024	$159,577	EUR	148,940	0	(69)
07/2024	1,182	KRW	1,634,316	3	0
08/2024	EUR	148,095	$158,902	68	0
09/2024	AED	22,958	6,252	0	0
09/2024	CNH	58	8	0	0
09/2024	PHP	151,503	2,582	0	(9)
09/2024	TWD	10,705	332	2	0
09/2024	$1,628	EGP	80,138	0	(12)
09/2024	12,191	INR	1,020,326	14	0
02/2025	NGN	875,131	$607	62	0
02/2025	$585	NGN	946,237	4	0
SOG	07/2024	924	EGP	46,292	33	0
09/2024	1,283	63,187	0	(10)
SSB	07/2024	IDR	14,630,521	$898	4	0
07/2024	$1,258	BRL	6,808	0	(40)
09/2024	COP	5,303,262	$1,261	0	(1)
TOR	07/2024	CHF	27	30	0	0
07/2024	$1,215	NZD	1,984	0	(7)
08/2024	NZD	1,984	$1,215	7	0
08/2024	$2,599	COP	10,425,951	0	(105)
UAG	07/2024	CHF	6,130	$6,783	0	(39)
07/2024	ILS	242	65	1	0
08/2024	$3,668	EUR	3,425	6	0

Total Forward Foreign Currency Contracts	$13,064	$(3,797)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.511%	$1,700	$(35)	$1	$0	$(34)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.708	2,200	72	(93)	0	(21)
	Saudi Government International Bond	(1.000)	Quarterly	12/20/2028	0.514	23,000	(349)	(112)	0	(461)
BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	950	(19)	0	0	(19)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.708	900	29	(38)	0	(9)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	600	(18)	1	0	(17)
BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.708	900	24	(33)	0	(9)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	3,300	(96)	1	0	(95)
GST	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	650	(13)	0	0	(13)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	3,700	28	(12)	16	0
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	12,600	(368)	6	0	(362)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.194	600	(2)	0	0	(2)
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	4,000	(81)	0	0	(81)
	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.194	2,100	(3)	(6)	0	(9)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	2,400	15	(4)	11	0
MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	200	(4)	0	0	(4)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	1.79	100	17	(15)	2	0

							$(803)	$(304)	$29	$(1,136)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2026	0.284%	$1,800	$10	$21	$31	$0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	1,300	11	6	17	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.101	600	(25)	21	0	(4)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.971	4,100	(809)	702	0	(107)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.25	7,200	(496)	441	0	(55)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.114	5,100	5	18	23	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.322	2,500	(46)	94	48	0
	colombia Government International Bond	1.000	Quarterly	06/20/2029	1.946	2,000	(78)	(3)	0	(81)
	Egypt Government International Bond	1.000	Quarterly	12/20/2024	3.063	700	(86)	79	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	2,000	(5)	13	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	4,000	5	33	38	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.803	500	(11)	14	3	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	10,000	31	98	129	0
	Peru Government International Bond	1.000	Quarterly	06/20/2029	0.769	2,000	19	2	21	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.309	2,000	(177)	158	0	(19)
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	1.704	2,600	(224)	159	0	(65)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.971	300	(59)	51	0	(8)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.099	900	(125)	72	0	(53)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.284	10,100	96	77	173	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.322	10,700	(204)	410	206	0
	China Government International Bond	1.000	Quarterly	06/20/2029	0.668	29,500	408	35	443	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	7,000	52	39	91	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.177	3,876	41	(25)	16	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.25	700	(51)	46	0	(5)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.114	300	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	11,200	(64)	16	0	(48)
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.362	5,400	0	18	18	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.971	1,900	(377)	327	0	(50)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.066	14,000	0	1,080	1,080	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	0.899	300	(5)	6	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	300	(13)	12	0	(1)
GLM	Quatar Government International Bond	1.000	Quarterly	06/20/2029	0.424	25,800	744	(70)	674	0
GST	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.284	9,400	91	70	161	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.28	8,000	115	48	163	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2029	0.786	37,100	514	(151)	363	0
	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.847	2,100	3	(1)	2	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Israel Government International Bond	1.000	Quarterly	12/20/2025	1.005	9,200	10	(8)	2	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.036	1,400	0	(1)	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	100	(1)	2	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	9,300	35	85	120	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.177	2,324	25	(15)	10	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.971	5,600	(1,093)	947	0	(146)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.53	8,700	(195)	217	22	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.322	7,500	(133)	278	145	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2029	0.698	5,500	101	(26)	75	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.565	2,800	(7)	52	45	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.114	2,700	7	5	12	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.284	6,600	38	75	113	0
	Egypt Government International Bond	1.000	Quarterly	12/20/2024	3.063	800	(108)	101	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	3,500	(13)	27	14	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	2,400	(83)	105	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.89	1,400	(27)	33	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	1,400	(15)	15	0	0
	Panama Government International Bond	1.000	Quarterly	12/20/2025	0.688	5,000	12	12	24	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	11,400	14	133	147	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.254	2,200	32	7	39	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	3,000	(134)	125	0	(9)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.971	2,700	(534)	463	0	(71)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	1,200	10	6	16	0

							$(2,768)	$6,554	$4,523	$(737)

Total Swap Agreements							$(3,571)	$6,250	$4,552	$(1,873)

(p)

Securities with an aggregate market value of $1,077 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$1,762	$0	$1,762
Argentina
Sovereign Issues	0	44,308	0	44,308
Armenia
Sovereign Issues	0	4,327	0	4,327
Austria
Corporate Bonds & Notes	0	1,362	0	1,362
Azerbaijan
Corporate Bonds & Notes	0	9,161	0	9,161
Loan Participations and Assignments	0	0	249	249
Bahrain
Sovereign Issues	0	8,965	0	8,965
Benin
Sovereign Issues	0	932	0	932
Brazil
Corporate Bonds & Notes	0	41,379	0	41,379
Sovereign Issues	0	65,924	0	65,924
Cameroon
Sovereign Issues	0	6,486	0	6,486
Cayman Islands
Convertible Bonds & Notes	0	4,742	0	4,742
Corporate Bonds & Notes	0	34,680	0	34,680
Sovereign Issues	0	9,112	0	9,112
Chile
Corporate Bonds & Notes	0	28,723	0	28,723
Sovereign Issues	0	23,082	0	23,082
Colombia
Corporate Bonds & Notes	0	5,381	0	5,381
Loan Participations and Assignments	0	0	17,522	17,522
Sovereign Issues	0	32,501	0	32,501
Costa Rica
Sovereign Issues	0	2,628	0	2,628
Czech Republic
Corporate Bonds & Notes	0	2,335	0	2,335
Dominican Republic
Sovereign Issues	0	68,218	0	68,218
Ecuador
Sovereign Issues	0	20,194	0	20,194
Egypt
Sovereign Issues	0	55,620	0	55,620
El Salvador
Sovereign Issues	0	13,863	0	13,863
Gabon
Sovereign Issues	0	2,286	0	2,286
Georgia
Corporate Bonds & Notes	0	178	0	178
Ghana
Sovereign Issues	0	13,155	0	13,155
Guatemala
Sovereign Issues	0	14,763	0	14,763
Hong Kong
Corporate Bonds & Notes	0	13,289	0	13,289
Sovereign Issues	0	2,114	0	2,114
Hungary
Sovereign Issues	0	29,109	0	29,109
India
Corporate Bonds & Notes	0	5,971	0	5,971
Indonesia
Corporate Bonds & Notes	0	48,380	0	48,380
Sovereign Issues	0	14,868	0	14,868
Ireland
Sovereign Issues	0	18,419	0	18,419
Isle of Man
Corporate Bonds & Notes	0	349	0	349
Israel
Corporate Bonds & Notes	0	13,978	0	13,978
Sovereign Issues	0	12,842	0	12,842
Italy
Sovereign Issues	0	1,524	0	1,524
Ivory Coast
Loan Participations and Assignments	0	0	10,947	10,947
Sovereign Issues	0	20,106	0	20,106
Jamaica
Corporate Bonds & Notes	0	1,548	0	1,548
Jordan
Sovereign Issues	0	4,892	0	4,892
Kazakhstan
Corporate Bonds & Notes	0	25,664	0	25,664
Sovereign Issues	0	425	0	425
Kenya
Sovereign Issues	0	7,930	0	7,930
Latvia
Sovereign Issues	0	4,537	0	4,537
Lebanon

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sovereign Issues	0	574	0	574
Luxembourg
Common Stocks	0	0	5,045	5,045
Corporate Bonds & Notes	0	27,617	788	28,405
Macedonia
Sovereign Issues	0	7,115	0	7,115
Malaysia
Corporate Bonds & Notes	0	6,412	0	6,412
Mexico
Corporate Bonds & Notes	0	79,487	0	79,487
Sovereign Issues	0	92,585	0	92,585
Mongolia
Sovereign Issues	0	512	0	512
Morocco
Corporate Bonds & Notes	0	12,045	0	12,045
Netherlands
Corporate Bonds & Notes	0	8,229	0	8,229
Nigeria
Corporate Bonds & Notes	0	7,884	0	7,884
Sovereign Issues	0	15,245	0	15,245
Oman
Sovereign Issues	0	21,837	0	21,837
Pakistan
Sovereign Issues	0	16,995	0	16,995
Panama
Corporate Bonds & Notes	0	7,365	0	7,365
Sovereign Issues	0	47,067	0	47,067
Paraguay
Sovereign Issues	0	9,987	0	9,987
Peru
Corporate Bonds & Notes	0	23,535	0	23,535
Sovereign Issues	0	6,475	0	6,475
Philippines
Corporate Bonds & Notes	0	3,273	0	3,273
Sovereign Issues	0	3,066	0	3,066
Poland
Sovereign Issues	0	18,957	0	18,957
Qatar
Corporate Bonds & Notes	0	23,552	0	23,552
Sovereign Issues	0	14,409	0	14,409
Romania
Sovereign Issues	0	44,767	0	44,767
Russia
Sovereign Issues	0	261	0	261
Saudi Arabia
Corporate Bonds & Notes	0	12,248	0	12,248
Sovereign Issues	0	37,927	0	37,927
Senegal
Loan Participations and Assignments	0	0	5,326	5,326
Sovereign Issues	0	15,479	0	15,479
Serbia
Loan Participations and Assignments	0	0	5,481	5,481
Sovereign Issues	0	23,593	0	23,593
Singapore
Corporate Bonds & Notes	0	1,596	0	1,596
South Africa
Corporate Bonds & Notes	0	26,701	21,894	48,595
Sovereign Issues	0	24,445	0	24,445
South Korea
Corporate Bonds & Notes	0	14,987	0	14,987
Sovereign Issues	0	3,067	0	3,067
Sri Lanka
Sovereign Issues	0	10,470	0	10,470
Supranational
Corporate Bonds & Notes	0	6,088	0	6,088
Sovereign Issues	0	302	0	302
Tanzania
Loan Participations and Assignments	0	4,020	0	4,020
Thailand
Corporate Bonds & Notes	0	2,620	0	2,620
Trinidad and Tobago
Sovereign Issues	0	2,677	0	2,677
Tunisia
Sovereign Issues	0	8,460	0	8,460
Turkey
Corporate Bonds & Notes	0	1,072	0	1,072
Loan Participations and Assignments	0	8,109	6,062	14,171
Sovereign Issues	0	59,547	0	59,547
Ukraine
Sovereign Issues	0	13,581	0	13,581
United Arab Emirates
Corporate Bonds & Notes	0	23,835	0	23,835
Loan Participations and Assignments	0	0	6,169	6,169
Sovereign Issues	0	13,087	0	13,087
United Kingdom
Corporate Bonds & Notes	0	25,852	0	25,852

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	10,500	0	10,500
United States
Asset-Backed Securities	0	13,109	70	13,179
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	11,447	2,213	13,660
Loan Participations and Assignments	0	0	9,462	9,462
Non-Agency Mortgage-Backed Securities	0	48,325	30	48,355
U.S. Government Agencies	0	25,348	0	25,348
U.S. Treasury Obligations	0	64,201	0	64,201
Uruguay
Sovereign Issues	0	189	0	189
Uzbekistan
Corporate Bonds & Notes	0	194	0	194
Sovereign Issues	0	10,830	0	10,830
Venezuela
Corporate Bonds & Notes	0	8,684	0	8,684
Sovereign Issues	0	3,456	0	3,456
Vietnam
Sovereign Issues	0	1,052	0	1,052
Virgin Islands (British)
Corporate Bonds & Notes	0	3,154	0	3,154
Short-Term Instruments
Repurchase Agreements	0	87,661	0	87,661

$0	$1,869,176	$91,569	$1,960,745
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,431	$0	$0	$42,431

Total Investments	$42,431	$1,869,176	$91,569	$2,003,176

Short Sales, at Value - Liabilities
Sovereign Issues	0	(30,829)	0	(30,829)
U.S. Treasury Obligations	0	(53,662)	0	(53,662)

$0	$(84,491)	$0	$(84,491)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	220	1,372	0	1,592
Over the counter	0	16,536	1,080	17,616

$220	$17,908	$1,080	$19,208
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(1,472)	0	(1,499)
Over the counter	0	(5,670)	0	(5,670)

$(27)	$(7,142)	$0	$(7,169)

Total Financial Derivative Instruments	$193	$10,766	$1,080	$12,039

Totals	$42,624	$1,795,451	$92,649	$1,930,724

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$496	$0	$(250)	$3	$5	$(5)	$0	$0	$249	$(2)
Colombia
Loan Participations and Assignments	17,632	0	0	0	0	(110)	0	0	17,522	(110)
Ivory Coast
Loan Participations and Assignments	4,566	9,571	(3,215)	28	7	(10)	0	0	10,947	40
Luxembourg
Common Stocks	5,207	0	0	0	0	(162)	0	0	5,045	(162)
Corporate Bonds & Notes	849	0	(82)	3	1	17	0	0	788	17
Senegal
Loan Participations and Assignments	0	5,405	0	0	0	(79)	0	0	5,326	(79)
Serbia

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Loan Participations and Assignments	5,473	0	0	0	0	8	0	0	5,481	8
South Africa
Corporate Bonds & Notes	20,955	0	0	0	0	939	0	0	21,894	938
Tanzania
Loan Participations and Assignments	4,578	0	(507)	2	(46)	(7)	0	(4,020)	0	0
Turkey
Loan Participations and Assignments	0	5,930	0	0	0	132	0	0	6,062	132
United Arab Emirates
Loan Participations and Assignments	10,891	0	(4,581)	(12)	0	(129)	0	0	6,169	(43)
United States
Asset-Backed Securities	62	0	(3)	0	0	0	11	0	70	0
Common Stocks	311	0	0	0	0	0	0	0	311	0
Corporate Bonds & Notes	0	2,212	0	0	0	1	0	0	2,213	1
Loan Participations and Assignments	4,683	4,700	(163)	0	0	242	0	0	9,462	224
Non-Agency Mortgage-Backed Securities	46	0	(18)	0	2	0	0	0	30	0

	$75,749	$27,818	$(8,819)	$24	$(31)	$837	$11	$(4,020)	$91,569	$964
Financial Derivative Instruments - Assets
Over the counter	$934	$0	$0	$0	$0	$146	$0	$0	$1,080	$146

Totals	$76,683	$27,818	$(8,819)	$24	$(31)	$983	$11	$(4,020)	$92,649	$1,110

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments		$249	Discounted Cash Flow			Discount Rate			10.854	—
Colombia
Loan Participations and Assignments		17,522	Discounted Cash Flow			Discount Rate			10.310	—
Ivory Coast
Loan Participations and Assignments		10,947	Indicative Market Quotation			Broker Quote			98.800 - 99.750	99.634
Luxembourg
Common Stocks		5,045	Indicative Market Quotation			Broker Quote			$23.375	—
Corporate Bonds & Notes		788	Discounted Cash Flow			Discount Rate			11.940	—
Senegal
Loan Participations and Assignments		5,326	Proxy Pricing			Base Price			99.500	—
Serbia
Loan Participations and Assignments		5,481	Discounted Cash Flow			Discount Rate			7.769	—
South Africa
Corporate Bonds & Notes		21,894	Discounted Cash Flow			Discount Rate			9.730	—
Turkey
Loan Participations and Assignments		6,062	Proxy Pricing			Base Price			109.200	—
United Arab Emirates
Loan Participations and Assignments		6,169	Third Party Vendor			Broker Quote			101.000	—
United States
Asset-Backed Securities		70	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks		311	Comparable Companies			EBITDA Multiple		X	5.100	—
Corporate Bonds & Notes		2,213	Proxy Pricing			Base Price			100.000	—
Loan Participations and Assignments		4,760	Indicative Market Quotation			Broker Quote			91.500	—
		4,702	Proxy Pricing			Base Price			100.000	—
Non-Agency Mortgage-Backed Securities		30	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Financial Derivative Instruments - Assets
Over the counter		1,080	Indicative Market Quotation			Broker Quote			6.553	—

Total		$92,649

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.6% ¤
ARGENTINA 0.9%
CORPORATE BONDS & NOTES 0.9%
MSU Energy SA 6.875% due 02/01/2025		$300	$245
YPF SA
6.950% due 07/21/2027		500	453
9.500% due 01/17/2031		200	203

			901

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 0.750% due 07/09/2030 þ		6	3

Total Argentina (Cost $895)			904

AZERBAIJAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$234	236

Total Azerbaijan (Cost $246)			236

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Geopark Ltd. 5.500% due 01/17/2027		$200	182

Total Bermuda (Cost $199)			182

BRAZIL 3.3%
CORPORATE BONDS & NOTES 3.3%
Banco BTG Pactual SA
4.500% due 01/10/2025		$200	198
6.250% due 04/08/2029		200	201
Banco do Brasil SA
6.000% due 03/18/2031		400	392
8.500% due 07/29/2026	MXN	7,000	362
Braskem Netherlands Finance BV 8.500% due 01/12/2031		$200	204
Rede D'or Finance SARL 4.500% due 01/22/2030		400	361
St Marys Cement, Inc. 5.750% due 04/02/2034		200	197
Suzano Austria GmbH 3.125% due 01/15/2032		100	82
Vale Overseas Ltd.
3.750% due 07/08/2030		400	360
6.400% due 06/28/2054		100	99
6.875% due 11/21/2036		200	215
Vale SA 0.000% due 12/29/2049 ~(f)	BRL	5,700	352
XP, Inc. 6.750% due 07/02/2029 (a)		$200	199

			3,222

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(h)		131,712	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Brazil (Cost $3,478)		3,222

	PRINCIPAL AMOUNT (000s)
CANADA 1.2%
CORPORATE BONDS & NOTES 1.2%
Canacol Energy Ltd. 5.750% due 11/24/2028	$200	106
First Quantum Minerals Ltd.
6.875% due 10/15/2027	400	391
8.625% due 06/01/2031	300	300
9.375% due 03/01/2029	400	418

Total Canada (Cost $1,249)		1,215

CAYMAN ISLANDS 11.0%
CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (b)	$98	6

CORPORATE BONDS & NOTES 11.0%
Arabian Centres Sukuk III Ltd. 9.500% due 03/06/2029	200	207
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	500	463
CK Hutchison International Ltd. 4.750% due 04/21/2028	300	296
Emaar Sukuk Ltd. 3.635% due 09/15/2026	500	480
Esic Sukuk Ltd. 5.831% due 02/14/2029	300	300
FWD Group Holdings Ltd. 8.400% due 04/05/2029	400	409
Health and Happiness International Holdings Ltd. 13.500% due 06/26/2026	500	532
IHS Holding Ltd. 5.625% due 11/29/2026	500	475
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049	400	14
Longfor Group Holdings Ltd. 4.500% due 01/16/2028	200	159
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	359
5.625% due 07/17/2027	550	526
5.750% due 07/21/2028	300	281
MGM China Holdings Ltd. 7.125% due 06/26/2031	500	503
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (e)	2,121	2
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (b)	188	12
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (b)	1,264	76
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (b)	766	49
QNB Finance Ltd.
1.375% due 01/26/2026	300	282
2.625% due 05/12/2025	1,100	1,071
2.750% due 02/12/2027	300	282
Sable International Finance Ltd. 5.750% due 09/07/2027	200	192
Sands China Ltd.
3.250% due 08/08/2031	200	169
4.375% due 06/18/2030	600	553
5.125% due 08/08/2025	600	595
5.400% due 08/08/2028	600	588
Saudi Electricity Sukuk Programme Co. 5.684% due 04/11/2053	200	195
SNB Funding Ltd. 2.900% due 01/29/2027	600	567
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)	33	4
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)	34	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)	67	6
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)	101	9

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)	101	8
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)	47	3
Wynn Macau Ltd.
4.875% due 10/01/2024	400	399
5.500% due 01/15/2026	300	294
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026	400	381

		10,744

Total Cayman Islands (Cost $13,216)		10,750

CHILE 4.5%
CORPORATE BONDS & NOTES 4.3%
AES Andes SA 6.300% due 03/15/2029 (j)	$200	202
Alfa Desarrollo SpA 4.550% due 09/27/2051	298	224
Banco de Chile 2.990% due 12/09/2031	1,000	859
Banco de Credito e Inversiones SA
3.500% due 10/12/2027	300	283
8.750% due 02/08/2029 •(f)(g)	200	210
Banco Santander Chile 2.700% due 01/10/2025 (j)	800	786
Cencosud SA 5.950% due 05/28/2031	700	704
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	46	44
Engie Energia Chile SA 6.375% due 04/17/2034	200	203
Inversiones CMPC SA 3.000% due 04/06/2031	300	256
Sociedad Quimica y Minera de Chile SA 6.500% due 11/07/2033	400	418

		4,189

SOVEREIGN ISSUES 0.2%
Chile Government International Bond 4.850% due 01/22/2029 (j)	200	198

Total Chile (Cost $4,474)		4,387

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Yunda Holding Investment Ltd. 2.250% due 08/19/2025	$400	383

Total China (Cost $400)		383

COLOMBIA 3.5%
CORPORATE BONDS & NOTES 1.9%
Banco Davivienda SA 6.650% due 12/31/2099 (g)	$200	148
Ecopetrol SA
4.625% due 11/02/2031	400	328
5.875% due 05/28/2045	550	394
8.375% due 01/19/2036	400	393
8.625% due 01/19/2029	100	105
8.875% due 01/13/2033	500	517

		1,885

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Ecopetrol SA TBD% due 08/16/2024 «µ	1,000	996

SOVEREIGN ISSUES 0.6%
Colombia Government International Bond 7.500% due 02/02/2034 (j)	600	602

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Colombia (Cost $3,713)			3,483

CZECH REPUBLIC 0.5%
CORPORATE BONDS & NOTES 0.5%
EP Infrastructure AS 2.045% due 10/09/2028	EUR	300	282
EPH Financing International AS 6.651% due 11/13/2028		200	222

Total Czech Republic (Cost $493)			504

DOMINICAN REPUBLIC 0.9%
SOVEREIGN ISSUES 0.9%
Dominican Republic Central Bank Notes 13.000% due 12/05/2025	DOP	14,800	256
Dominican Republic International Bond
7.050% due 02/03/2031 (j)		$200	206
11.250% due 09/15/2035	DOP	24,000	429

Total Dominican Republic (Cost $876)			891

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas SA 7.750% due 08/16/2029 •(f)(g)		$200	202

Total France (Cost $197)			202

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Bayer AG 4.625% due 05/26/2033	EUR	200	220

Total Germany (Cost $224)			220

HONG KONG 2.1%
CORPORATE BONDS & NOTES 2.1%
AIA Group Ltd.
3.600% due 04/09/2029		$600	563
5.625% due 10/25/2027		300	305
Fortune Star BVI Ltd. 3.950% due 10/02/2026	EUR	300	293
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$300	299
Lenovo Group Ltd. 3.421% due 11/02/2030		500	442
Vanke Real Estate Hong Kong Co. Ltd. 3.975% due 11/09/2027		200	127

Total Hong Kong (Cost $1,962)			2,029

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
OTP Bank Nyrt 8.750% due 05/15/2033 •		$200	210

Total Hungary (Cost $198)			210

INDIA 4.2%
CORPORATE BONDS & NOTES 4.2%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$262	225
Adani Green Energy UP Ltd. 6.700% due 03/12/2042		200	185
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		600	534
JSW Steel Ltd. 5.050% due 04/05/2032		600	528
Muthoot Finance Ltd. 7.125% due 02/14/2028		200	202
ONGC Videsh Vankorneft Pte. Ltd. 3.750% due 07/27/2026		700	677
Reliance Industries Ltd. 2.875% due 01/12/2032		600	509

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

ReNew Pvt Ltd. 5.875% due 03/05/2027		200	194
ReNew Wind Energy AP2 4.500% due 07/14/2028		250	227
Shriram Finance Ltd.
4.150% due 07/18/2025		234	228
6.625% due 04/22/2027		300	301
State Bank of India 1.800% due 07/13/2026		300	280

Total India (Cost $4,297)			4,090

INDONESIA 3.0%
CORPORATE BONDS & NOTES 3.0%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$400	397
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026		300	292
Freeport Indonesia PT
4.763% due 04/14/2027		600	590
6.200% due 04/14/2052		600	593
Indika Energy Tbk PT 8.750% due 05/07/2029		250	250
Indofood CBP Sukses Makmur Tbk PT 3.398% due 06/09/2031		300	262
Medco Maple Tree Pte Ltd. 8.960% due 04/27/2029		500	524

Total Indonesia (Cost $2,806)			2,908

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(c)(g)		$900	54
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025 ^«(c)		800	22

Total Ireland (Cost $1,697)			76

ISLE OF MAN 0.7%
CORPORATE BONDS & NOTES 0.7%
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	360
3.750% due 10/01/2030		400	349

Total Isle of Man (Cost $751)			709

ISRAEL 4.0%
CORPORATE BONDS & NOTES 4.0%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)(j)		$500	450
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(g)(j)		900	879
Energian Israel Finance Ltd. 5.375% due 03/30/2028		400	356
ICL Group Ltd. 6.375% due 05/31/2038		400	366
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		300	247
4.250% due 08/14/2028		1,000	923
Leviathan Bond Ltd.
6.125% due 06/30/2025		200	194
6.500% due 06/30/2027		500	469

Total Israel (Cost $4,150)			3,884

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Nexi SpA 2.125% due 04/30/2029 (j)	EUR	200	194

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Italy (Cost $179)			194

IVORY COAST 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Republic of Cote d'lvoire 6.852% (EURO03M + 3.050%) due 03/07/2025 «~	EUR	500	534

Total Ivory Coast (Cost $532)			534

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
West China Cement Ltd. 4.950% due 07/08/2026		$250	205

Total Jersey, Channel Islands (Cost $207)			205

KAZAKHSTAN 2.0%
CORPORATE BONDS & NOTES 2.0%
KazMunayGas National Co. JSC 6.375% due 10/24/2048		$1,100	1,037
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		1,100	910

Total Kazakhstan (Cost $1,911)			1,947

LUXEMBOURG 3.6%
CORPORATE BONDS & NOTES 3.6%
Andrade Gutier International SA (9.000% Cash or 10.500% PIK) 9.000% due 12/28/2029		$1	1
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		400	405
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	305
6.510% due 02/23/2042		200	208
Guara Norte SARL 5.198% due 06/15/2034		497	458
JBS USA LUX SA 6.750% due 03/15/2034		279	296
MHP Lux SA 6.950% due 04/03/2026		200	167
Millicom International Cellular SA
4.500% due 04/27/2031		300	258
7.375% due 04/02/2032		400	399
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		400	392
Raizen Fuels Finance SA
6.450% due 03/05/2034		200	203
6.950% due 03/05/2054		200	204
Severstal OAO Via Steel Capital SA 3.150% due 09/16/2024 ^«(c)		700	33
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(c)		600	170

Total Luxembourg (Cost $4,596)			3,499

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Axiata Spv5 Labuan Ltd. 3.064% due 08/19/2050		$600	399
Petronas Capital Ltd. 3.404% due 04/28/2061		400	268

			667

SOVEREIGN ISSUES 0.0%
Malaysia Government Investment Issue
3.465% due 10/15/2030	MYR	70	15

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.245% due 09/30/2030	70	15

		30

Total Malaysia (Cost $686)		697

MAURITIUS 0.7%
CORPORATE BONDS & NOTES 0.7%
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025	$400	397
Greenko Wind Projects Mauritius Ltd. 5.500% due 04/06/2025	300	295

Total Mauritius (Cost $695)		692

MEXICO 5.8%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(d)	172,487	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.8%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	$900	872
Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(f)(g)	200	188
6.750% due 09/27/2024 •(f)(g)	300	299
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025	1,000	996
BBVA Bancomer SA
8.125% due 01/08/2039 •(g)	700	709
8.450% due 06/29/2038 •(g)	200	206
Braskem Idesa SAPI 7.450% due 11/15/2029	200	163
Cibanco SA Ibm 4.962% due 07/18/2029	500	474
Grupo Bimbo SAB de CV 4.000% due 09/06/2049	300	231
Industrias Penoles SAB de CV 4.750% due 08/06/2050	500	385
Metalsa SA de CV 3.750% due 05/04/2031	500	399
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032	300	279
Trust Fibra Uno
6.390% due 01/15/2050	300	237
7.375% due 02/13/2034	200	198

		5,636

Total Mexico (Cost $7,251)		5,636

MOROCCO 1.5%
CORPORATE BONDS & NOTES 1.5%
OCP SA
5.125% due 06/23/2051	$800	603
6.750% due 05/02/2034	200	205
6.875% due 04/25/2044	500	483
7.500% due 05/02/2054	200	204

Total Morocco (Cost $1,624)		1,495

MULTINATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
ATP Tower Holdings LLC 4.050% due 04/27/2026	$200	189
Digicel Intermediate Holdings Ltd. (9.000% Cash and 1.500% PIK) 10.500% due 05/25/2027 (b)	195	193
GEMS MENASA Cayman Ltd. 7.125% due 07/31/2026	200	199

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Multinational (Cost $589)			581

NETHERLANDS 4.0%
CORPORATE BONDS & NOTES 4.0%
IHS Netherlands Holdco BV 8.000% due 09/18/2027		$600	583
Metinvest BV 5.625% due 06/17/2025	EUR	300	292
NE Property BV 1.875% due 10/09/2026		500	505
Prosus NV
3.061% due 07/13/2031		$500	414
3.257% due 01/19/2027		300	281
3.832% due 02/08/2051		200	130
4.987% due 01/19/2052		300	235
Teva Pharmaceutical Finance Netherlands BV 3.750% due 05/09/2027	EUR	1,150	1,205
Yinson Boronia Production BV 8.947% due 07/31/2042		$300	303

Total Netherlands (Cost $4,220)			3,948

NIGERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
SEPLAT Energy PLC 7.750% due 04/01/2026		$300	295

Total Nigeria (Cost $304)			295

PANAMA 0.4%
CORPORATE BONDS & NOTES 0.2%
Telecomunicaciones Digitales SA 4.500% due 01/30/2030		$200	178

SOVEREIGN ISSUES 0.2%
Panama Government International Bond 6.875% due 01/31/2036 (j)		200	196

Total Panama (Cost $372)			374

PARAGUAY 0.5%
CORPORATE BONDS & NOTES 0.5%
Telefonica Celular del Paraguay SA 5.875% due 04/15/2027		$500	489

Total Paraguay (Cost $474)			489

PERU 4.1%
CORPORATE BONDS & NOTES 3.8%
Banco de Credito del Peru SA
2.700% due 01/11/2025		$250	246
3.125% due 07/01/2030 •(g)		500	482
5.850% due 01/11/2029		500	506
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		800	758
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	500	133
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.550% due 09/18/2033		$200	217
InRetail Consumer 3.250% due 03/22/2028		800	724
Peru LNG SRL 5.375% due 03/22/2030		200	173
Pluspetrol Camisea SA 6.240% due 07/03/2036 (a)		500	501

			3,740

SOVEREIGN ISSUES 0.3%
Corp Financiera de Desarrollo SA 5.950% due 04/30/2029		200	200

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Peru Government International Bond 7.300% due 08/12/2033	PEN	400	107

			307

Total Peru (Cost $4,145)			4,047

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Petron Corp. 5.950% due 04/19/2026 •(f)		$200	194
SMC Global Power Holdings Corp. 5.450% due 12/09/2026 •(f)		200	186

Total Philippines (Cost $294)			380

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		$200	207

Total Poland (Cost $205)			207

QATAR 0.6%
CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc. 6.067% due 12/31/2033		$250	260
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		307	311

Total Qatar (Cost $601)			571

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Expressway Corp. 5.000% due 05/14/2027		$200	200

Total Republic of Korea (Cost $199)			200

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
2.000% due 04/14/2033 (j)	EUR	400	322
5.625% due 02/22/2036 (j)		200	209
5.625% due 02/22/2036		30	31

Total Romania (Cost $574)			562

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^«(c)		$800	48

Total Russia (Cost $807)			48

SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 1.8%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,100	928
4.250% due 04/16/2039		1,000	872

Total Saudi Arabia (Cost $1,964)			1,800

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
BOC Aviation Ltd. 1.750% due 01/21/2026		$400	379
GLP Pte. Ltd.
3.875% due 06/04/2025		200	185
4.500% due 05/17/2026 •(f)		200	124
Medco Oak Tree Pte. Ltd. 7.375% due 05/14/2026		305	308

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Singapore (Cost $948)			996

SOUTH AFRICA 2.2%
CONVERTIBLE BONDS & NOTES 0.6%
Sasol Financing USA LLC 4.500% due 11/08/2027		$600	541

CORPORATE BONDS & NOTES 1.6%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	18,200	997
Sasol Financing USA LLC 6.500% due 09/27/2028 (j)		$600	573

			1,570

Total South Africa (Cost $2,309)			2,111

SOUTH KOREA 4.8%
CORPORATE BONDS & NOTES 4.4%
Hana Bank 3.250% due 03/30/2027 (j)		$400	381
Kookmin Bank 2.500% due 11/04/2030 (g)		700	588
Korea Southern Power Co. Ltd. 5.375% due 09/21/2026		300	300
LG Energy Solution Ltd. 5.750% due 09/25/2028		200	203
POSCO 4.875% due 01/23/2027		200	197
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (g)		500	485
Shinhan Card Co. Ltd. 2.500% due 01/27/2027		400	373
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		500	470
SK Hynix, Inc.
1.500% due 01/19/2026		400	376
6.375% due 01/17/2028		200	206
SK On Co. Ltd. 5.375% due 05/11/2026		400	400
Woori Bank 5.125% due 08/06/2028 (g)		300	296

			4,275

SOVEREIGN ISSUES 0.4%
Korea Electric Power Corp. 5.375% due 04/06/2026		200	200
Korea Housing Finance Corp. 4.875% due 08/27/2027		200	200

			400

Total South Korea (Cost $4,821)			4,675

THAILAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Bangkok Bank PCL 4.300% due 06/15/2027		$600	583
Kasikornbank PCL 3.343% due 10/02/2031 •(g)		500	467

			1,050

SOVEREIGN ISSUES 0.0%
Thailand Government International Bond
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $1,057)			1,053

TURKEY 3.6%
CORPORATE BONDS & NOTES 3.4%
Akbank TAS 7.498% due 01/20/2030		$500	497

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Arcelik AS 8.500% due 09/25/2028		200	209
Ford Otomotiv Sanayi AS 7.125% due 04/25/2029		500	506
Mersin Uluslararasi Liman Isletmeciligi AS 8.250% due 11/15/2028		400	410
Sisecam U.K. PLC 8.250% due 05/02/2029		200	203
TAV Havalimanlari Holding AS 8.500% due 12/07/2028		200	205
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		409	388
Turkiye Is Bankasi AS 7.750% due 06/12/2029		200	200
Yapi ve Kredi Bankasi AS 9.250% due 10/16/2028		700	744

			3,362

SOVEREIGN ISSUES 0.2%
Turkiye Ihracat Kredi Bankasi AS 7.500% due 02/06/2028		200	200

Total Turkey (Cost $3,479)			3,562

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	200	56
7.750% due 09/01/2026		$200	62

Total Ukraine (Cost $365)			118

UNITED ARAB EMIRATES 3.7%
CORPORATE BONDS & NOTES 3.7%
Abu Dhabi Commercial Bank PJSC 3.500% due 03/31/2027		$400	383
Emirates NBD Bank PJSC 5.875% due 10/11/2028		250	258
First Abu Dhabi Bank PJSC 5.125% due 10/13/2027		700	700
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		500	450
Masdar Abu Dhabi Future Energy Co. 4.875% due 07/25/2033		500	484
NBK SPC Ltd.
1.625% due 09/15/2027 •		1,300	1,197
5.500% due 06/06/2030 •		200	202

Total United Arab Emirates (Cost $3,735)			3,674

UNITED KINGDOM 3.9%
CORPORATE BONDS & NOTES 3.7%
Antofagasta PLC
2.375% due 10/14/2030		$200	167
5.625% due 05/13/2032		300	300
6.250% due 05/02/2034		400	415
Avianca Midco PLC 9.000% due 12/01/2028		600	580
Endeavour Mining PLC 5.000% due 10/14/2026		200	190
Fresnillo PLC 4.250% due 10/02/2050		500	369
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		200	131
Standard Chartered PLC
6.170% due 01/09/2027 •		300	302
7.767% due 11/16/2028 •		400	426
WE Soda Investments Holding PLC
9.375% due 02/14/2031		200	204
9.500% due 10/06/2028		550	564

			3,648

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding PLC 6.083% due 01/17/2059 •	GBP	76	96

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Rochester Financing PLC 5.934% due 12/18/2044 •	52	65

		161

Total United Kingdom (Cost $3,877)		3,809

UNITED STATES 8.8%
ASSET-BACKED SECURITIES 0.2%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ	$209	105
Countrywide Asset-Backed Certificates Trust 5.680% due 09/25/2037 •	14	14
NovaStar Mortgage Funding Trust 5.660% due 09/25/2037 •	77	74

		193

CORPORATE BONDS & NOTES 5.3%
Bayer U.S. Finance LLC 6.875% due 11/21/2053	200	206
Bimbo Bakeries USA, Inc.
5.375% due 01/09/2036	200	195
6.050% due 01/15/2029	400	411
Cantor Fitzgerald LP 7.200% due 12/12/2028	200	206
Gran Tierra Energy, Inc. 9.500% due 10/15/2029	300	286
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028	200	200
Hikma Finance USA LLC 3.250% due 07/09/2025	700	679
Invepar Holdings LLC 1.000% due 12/31/2049 «(h)	158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026	500	495
Rio Oil Finance Trust
8.200% due 04/06/2028	486	493
9.750% due 01/06/2027	255	263
SierraCol Energy Andina LLC 6.000% due 06/15/2028	200	179
Southern Copper Corp. 7.500% due 07/27/2035	600	699
Stillwater Mining Co. 4.000% due 11/16/2026	300	274
Unigel Luxembourg SA 8.750% due 03/01/2030 ^«(a)(c)	294	294
Wells Fargo & Co. 2.406% due 10/30/2025 •	300	297

		5,177

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 10/25/2035 •	227	209
Citigroup Mortgage Loan Trust 4.765% due 08/25/2036 ~	144	125

		334

U.S. GOVERNMENT AGENCIES 1.9%
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054	250	229
4.500% due 08/01/2054	250	236
5.000% due 08/01/2054	1,200	1,160
5.500% due 08/01/2054	250	246

		1,871

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	900	568
3.000% due 05/15/2045	600	467

		1,035

Total United States (Cost $9,107)		8,610

VIRGIN ISLANDS (BRITISH) 1.9%
CORPORATE BONDS & NOTES 1.9%
Champion Path Holdings Ltd. 4.850% due 01/27/2028	$200	182

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Gerdau Trade, Inc. 4.875% due 10/24/2027		200	198
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029 (j)		500	507
NWD Finance BVI Ltd. 6.150% due 03/16/2025 •(f)		200	192
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035 «	BRL	356	3
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$313	315
Studio City Co. Ltd. 7.000% due 02/15/2027		500	501

Total Virgin Islands (British) (Cost $1,924)			1,898

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (i) 0.2%			214

Total Short-Term Instruments (Cost $214)			214

Total Investments in Securities (Cost $109,786)			99,606

		SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III		485,717	4,726

Total Short-Term Instruments (Cost $4,723)			4,726

Total Investments in Affiliates (Cost $4,723)			4,726

Total Investments 106.4% (Cost $114,509)			$104,332
Financial Derivative Instruments (k)(l) 0.1%(Cost or Premiums, net $62)			60
Other Assets and Liabilities, net (6.5)%			(6,380)

Net Assets 100.0%			$98,012

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

$0	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$214	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(218)	$214	$214

Total Repurchase Agreements	$(218)	$214	$214

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.800%	06/12/2024	TBD(3)	EUR	(476)	$(511)
4.000	03/18/2024	TBD(3)	$(200)	(202)
4.300	03/18/2024	TBD(3)	(233)	(236)
5.150	03/18/2024	TBD(3)	(192)	(195)
5.200	05/20/2024	TBD(3)	(578)	(581)
BRC	5.150	03/18/2024	TBD(3)	(485)	(492)
MYI	0.250	06/18/2024	TBD(3)	EUR	(182)	(195)
SCX	5.500	06/06/2024	TBD(3)	$(191)	(192)
5.540	06/06/2024	TBD(3)	(1,489)	(1,495)
5.570	09/13/2023	TBD(3)	(359)	(376)
5.600	06/06/2024	TBD(3)	(747)	(749)

Total Reverse Repurchase Agreements	$(5,224)

(j)	Securities with an aggregate market value of $5,350 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(892) at a weighted average interest rate of 5.127%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2024	34		$3,624	$16		$0	$(4)
U.S. Treasury 10-Year Note September Futures				09/2024	14		1,540	8		0	(4)

								$24		$0	$(8)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund September Futures				09/2024	9		$(1,269)	$(16)		$4	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	2		(227)	(1)		1	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	3		(376)	(3)		5	0

								$(20)		$10	$0

Total Futures Contracts								$4		$10	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Europe Main 41 5-Year Index	(1.000)%	Quarterly		06/20/2029	EUR	1,700	$(40)	$7	$(33)	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,700	$30	$(22)	$8	$0	$(2)
Pay	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2026	THB	7,750	0	1	1	0	0
Receive(4)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		3,470	0	1	1	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$10,700	65	40	105	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,500	9	43	52	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	(6)	13	5	0
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	27	(25)	2	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/20/2029	AUD	1,400	(2)	(12)	(14)	2	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	4	7	0	0
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029	EUR	2,000	23	(29)	(6)	0	(1)
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	0	(10)	(10)	0	0
Pay(4)	CAONREPO	3.500	Annual	12/18/2025	CAD	14,000	(35)	(10)	(45)	2	0

							$139	$(25)	$114	$16	$(6)

Total Swap Agreements							$99	$(18)	$81	$16	$(7)

Cash of $511 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024		$62	NZD	102	$0	$0
	08/2024	NZD	102		$62	0	0
BOA	07/2024	EUR	4,057		4,405	60	0
	07/2024	HKD	575		74	0	0
	07/2024	HUF	43,794		119	0	0
	07/2024	KRW	13,306		10	0	0
	07/2024	PLN	190		47	0	0
	07/2024		$724	EUR	665	0	(12)
	07/2024		3	KRW	4,484	0	0
	07/2024		89	NOK	950	0	0
	07/2024		60	SEK	625	0	(1)
	09/2024	CLP	101,893		$108	0	(1)
BPS	07/2024	AUD	16		11	0	0
	07/2024	CAD	606		444	1	0
	07/2024	PLN	199		50	1	0
	07/2024		$3	KRW	4,445	0	0
	07/2024		25	SGD	34	0	0
	08/2024	SGD	34		$25	0	0
	08/2024		$11	AUD	16	0	0
	09/2024	COP	492,178		$118	1	0
	09/2024	INR	1,382		16	0	0
	09/2024	TWD	1,511		47	0	0
BRC	07/2024		$51	CHF	45	0	(1)
	07/2024		69	KRW	95,728	1	0
	07/2024		28	NOK	295	0	0
	07/2024		245	TRY	8,622	18	0
	08/2024		51		1,770	0	0
	09/2024	MXN	6,212		$332	0	(4)
	09/2024		$62	TRY	2,241	1	0
CBK	07/2024	AUD	155		$103	0	(1)
	07/2024	BRL	724		130	1	0
	07/2024	CAD	45		33	0	0
	07/2024	CHF	34		37	0	(1)
	07/2024	EUR	475		514	6	0
	07/2024	GBP	378		481	3	0
	07/2024	PEN	1,963		519	8	0
	07/2024	SEK	899		85	0	0
	07/2024	THB	4,328		118	0	0
	07/2024		$133	BRL	724	0	(3)
	07/2024		257	PEN	981	0	(2)
	07/2024		69	PHP	4,046	0	0
	07/2024		13	PLN	51	0	0
	08/2024	BRL	727		$133	3	0
	09/2024	MXN	1,467		78	0	(1)
	09/2024	TWD	576		18	0	0
	09/2024		$28	EGP	1,403	0	0
	09/2024		279	INR	23,336	0	0
DUB	07/2024	BRL	456		$87	6	0
	07/2024	MYR	352		75	0	0
	07/2024		$82	BRL	456	0	(1)
	07/2024		49	CLP	45,168	0	(1)
	07/2024		4	KRW	4,858	0	0
	08/2024	BRL	419		$79	4	0
FAR	07/2024	NZD	445		274	3	0
	07/2024		$119	NZD	195	0	0
	08/2024	NZD	195		$119	0	0
GLM	07/2024	BRL	268		49	1	0
	07/2024	CAD	68		50	0	0
	07/2024	DOP	19,443		328	1	(2)
	07/2024		$48	BRL	268	0	0
	07/2024		3	EGP	162	0	0
	07/2024		18	MYR	85	0	0
	07/2024	ZAR	5,331		$291	0	(1)
	08/2024	DOP	10,226		172	0	(1)
	08/2024		$304	BRL	1,562	0	(26)
	08/2024		23	COP	99,406	1	0
	08/2024		818	EGP	39,804	0	(4)
	09/2024	DOP	5,292		$88	0	(1)
	09/2024	MXN	1,644		92	3	0
	03/2025		$18	TRY	861	2	0
JPM	07/2024	HUF	23,851		$64	0	0
	07/2024	SGD	34		25	0	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	$383	CHF	344	0	0
07/2024	67	IDR	1,080,795	0	(1)
07/2024	ZAR	10,097	$549	0	(6)
08/2024	CHF	342	383	1	0
08/2024	$46	COP	198,939	2	0
09/2024	TWD	980	$30	0	0
09/2024	$38	INR	3,183	0	0
MBC	07/2024	CZK	4,552	$197	3	0
07/2024	EUR	15	16	0	0
07/2024	HUF	14,862	40	0	0
07/2024	NOK	969	91	0	0
07/2024	PLN	313	78	0	0
07/2024	$114	AUD	171	0	0
07/2024	525	CAD	719	1	0
07/2024	4,151	EUR	3,882	7	0
07/2024	479	GBP	378	0	(1)
08/2024	CAD	719	$525	0	0
08/2024	EUR	3,882	4,157	0	(6)
08/2024	GBP	290	367	0	0
08/2024	$91	NOK	968	0	0
MYI	07/2024	INR	40,471	$484	0	(2)
07/2024	NOK	277	26	0	0
07/2024	$26	SEK	274	0	0
08/2024	SEK	274	$26	0	0
08/2024	$26	NOK	276	0	0
09/2024	TWD	390	$12	0	0
09/2024	$19	INR	1,605	0	0
RYL	07/2024	PHP	3,449	$59	0	0
SCX	07/2024	KRW	13,426	10	0	0
07/2024	$0	MXN	7	0	0
07/2024	49	ZAR	906	1	0
08/2024	21	COP	90,888	1	0
09/2024	PHP	8,917	$152	0	(1)
09/2024	TWD	567	18	0	0
09/2024	$104	EGP	5,128	0	(1)
09/2024	172	INR	14,423	0	0
SSB	07/2024	IDR	961,248	$59	0	0
07/2024	$49	IDR	803,889	0	0
09/2024	COP	290,186	$69	0	0
TOR	07/2024	$91	NZD	148	0	(1)
08/2024	NZD	148	$91	1	0
UAG	07/2024	CHF	355	393	0	(2)
07/2024	ILS	130	35	1	0

Total Forward Foreign Currency Contracts	$143	$(85)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$750	$(22)	$0	$0	$(22)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.493%	$800	$(20)	$26	$6	$0
GST	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.847	100	0	0	0	0
Israel Government International Bond	1.000	Quarterly	12/20/2025	1.005	500	1	(1)	0	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	1.036	100	0	0	0	0
JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.910	1,000	5	(1)	4	0
Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.530	200	(4)	5	1	0

$(18)	$29	$11	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR(1)	3.500%	Quarterly	09/18/2029	MYR	1,780	$3	$(1)	$2	$0

Total Swap Agreements	$(37)	$28	$13	$(22)

(1)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$901	$0	$901
Sovereign Issues	0	3	0	3
Azerbaijan
Corporate Bonds & Notes	0	236	0	236
Bermuda
Corporate Bonds & Notes	0	182	0	182
Brazil
Corporate Bonds & Notes	0	3,222	0	3,222
Canada
Corporate Bonds & Notes	0	1,215	0	1,215
Cayman Islands
Convertible Bonds & Notes	0	6	0	6
Corporate Bonds & Notes	0	10,744	0	10,744
Chile
Corporate Bonds & Notes	0	4,189	0	4,189
Sovereign Issues	0	198	0	198
China
Corporate Bonds & Notes	0	383	0	383
Colombia
Corporate Bonds & Notes	0	1,885	0	1,885
Loan Participations and Assignments	0	0	996	996
Sovereign Issues	0	602	0	602
Czech Republic
Corporate Bonds & Notes	0	504	0	504
Dominican Republic
Sovereign Issues	0	891	0	891
France
Corporate Bonds & Notes	0	202	0	202
Germany
Corporate Bonds & Notes	0	220	0	220
Hong Kong
Corporate Bonds & Notes	0	2,029	0	2,029
Hungary
Corporate Bonds & Notes	0	210	0	210
India
Corporate Bonds & Notes	0	4,090	0	4,090
Indonesia
Corporate Bonds & Notes	0	2,908	0	2,908
Ireland
Corporate Bonds & Notes	0	0	76	76
Isle of Man
Corporate Bonds & Notes	0	709	0	709
Israel
Corporate Bonds & Notes	0	3,884	0	3,884
Italy
Corporate Bonds & Notes	0	194	0	194
Ivory Coast
Loan Participations and Assignments	0	0	534	534
Jersey, Channel Islands
Corporate Bonds & Notes	0	205	0	205
Kazakhstan
Corporate Bonds & Notes	0	1,947	0	1,947
Luxembourg
Corporate Bonds & Notes	0	3,466	33	3,499
Malaysia
Corporate Bonds & Notes	0	667	0	667
Sovereign Issues	0	30	0	30
Mauritius
Corporate Bonds & Notes	0	692	0	692
Mexico
Corporate Bonds & Notes	0	5,636	0	5,636
Morocco
Corporate Bonds & Notes	0	1,495	0	1,495
Multinational
Corporate Bonds & Notes	0	581	0	581
Netherlands
Corporate Bonds & Notes	0	3,948	0	3,948
Nigeria
Corporate Bonds & Notes	0	295	0	295
Panama
Corporate Bonds & Notes	0	178	0	178
Sovereign Issues	0	196	0	196
Paraguay
Corporate Bonds & Notes	0	489	0	489
Peru
Corporate Bonds & Notes	0	3,740	0	3,740
Sovereign Issues	0	307	0	307
Philippines
Corporate Bonds & Notes	0	380	0	380
Poland
Sovereign Issues	0	207	0	207
Qatar
Corporate Bonds & Notes	0	571	0	571
Republic of Korea

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sovereign Issues	0	200	0	200
Romania
Sovereign Issues	0	562	0	562
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	1,800	0	1,800
Singapore
Corporate Bonds & Notes	0	996	0	996
South Africa
Convertible Bonds & Notes	0	541	0	541
Corporate Bonds & Notes	0	573	997	1,570
South Korea
Corporate Bonds & Notes	0	4,275	0	4,275
Sovereign Issues	0	400	0	400
Thailand
Corporate Bonds & Notes	0	1,050	0	1,050
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	3,362	0	3,362
Sovereign Issues	0	200	0	200
Ukraine
Sovereign Issues	0	118	0	118
United Arab Emirates
Corporate Bonds & Notes	0	3,674	0	3,674
United Kingdom
Corporate Bonds & Notes	0	3,648	0	3,648
Non-Agency Mortgage-Backed Securities	0	161	0	161
United States
Asset-Backed Securities	0	193	0	193
Corporate Bonds & Notes	0	4,883	294	5,177
Non-Agency Mortgage-Backed Securities	0	334	0	334
U.S. Government Agencies	0	1,871	0	1,871
U.S. Treasury Obligations	0	1,035	0	1,035
Virgin Islands (British)
Corporate Bonds & Notes	0	1,895	3	1,898
Short-Term Instruments
Repurchase Agreements	0	214	0	214

$0	$96,625	$2,981	$99,606
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,726	$0	$0	$4,726

Total Investments	$4,726	$96,625	$2,981	$104,332

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	22	0	26
Over the counter	0	156	0	156

$4	$178	$0	$182
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(107)	0	(107)

$0	$(122)	$0	$(122)

Total Financial Derivative Instruments	$4	$56	$0	$60

Totals	$4,730	$96,681	$2,981	$104,392

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Colombia
Loan Participations and Assignments	$1,002	$0	$0	$0	$0	$(6)	$0	$0	$996	$6
Ireland
Corporate Bonds & Notes	76	0	0	0	0	0	0	0	76	0
Ivory Coast
Loan Participations and Assignments	0	532	0	0	0	2	0	0	534	2
Luxembourg

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Corporate Bonds & Notes	33	0	0	0	0	0	0	0	33	0
Russia
Corporate Bonds & Notes	48	0	0	(1)	0	1	0	0	48	0
South Africa
Corporate Bonds & Notes	955	0	0	0	0	42	0	0	997	42
United States
Corporate Bonds & Notes	0	294	0	0	0	0	0	0	294	0
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	0	0	0	0	0	3	0

Totals	$2,117	$826	$0	$(1)	$0	$39	$0	$0	$2,981	$39

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Colombia
Loan Participations and Assignments		$996	Discounted Cash Flow			Discount Rate			10.310	—
Ireland
Corporate Bonds & Notes		76	Third Party Vendor			Expected Recovery			2.706 – 6.000	5.057
Ivory Coast
Loan Participations and Assignments		534	Indicative Market Quotation			Broker Quote			99.750	—
Luxembourg
Corporate Bonds & Notes		33	Third Party Vendor			Expected Recovery			4.688	—
Russia
Corporate Bonds & Notes		48	Third Party Vendor			Expected Recovery			6.000	—
South Africa
Corporate Bonds & Notes		997	Discounted Cash Flow			Discount Rate			9.730	—
United States
Corporate Bonds & Notes		294	Proxy Pricing			Base Price			100.000	—
Virgin Islands (British)
Corporate Bonds & Notes		3	Expected Recovery			Price		BRL	4.985	—

Total		$2,981

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
AZERBAIJAN 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State Oil Co. of the Azerbaijan Republic 8.229% due 11/26/2024 «		$625	$622

Total Azerbaijan (Cost $620)			622

BRAZIL 24.6%
CORPORATE BONDS & NOTES 0.9%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	198
Banco do Brasil SA 8.500% due 07/29/2026	MXN	42,000	2,174
Oi SA 0.000% due 02/25/2035 «	BRL	1,010	21
Vale SA 0.000% due 12/29/2049 ~(i)		27,540	1,703

			4,096

SOVEREIGN ISSUES 23.7%
Brazil Government International Bond 6.125% due 03/15/2034 (l)		$1,300	1,251
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (f)	BRL	223,700	38,998
0.000% due 04/01/2025 (f)		384,000	63,591
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2027		19,760	3,491
6.000% due 08/15/2030		12,028	2,108
10.000% due 01/01/2025		1,400	249

			109,688

Total Brazil (Cost $122,907)			113,784

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.0%
MidOcean Credit CLO 6.616% due 01/29/2030 •		$24	24

CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (b)		57	4

CORPORATE BONDS & NOTES 0.2%
Fish Pond Re Ltd. 9.355% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		250	251
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (f)		28	26
Kaisa Group Holdings Ltd.
9.375% due 06/30/2049		500	18
10.500% due 01/15/2025 ^(c)		1,200	44
11.700% due 11/11/2025 ^(c)		1,100	39
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		563	549
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)		19	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)		19	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)		39	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)		59	5
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)		59	4

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)		28	2

			946

Total Cayman Islands (Cost $2,311)			974

CHILE 1.5%
SOVEREIGN ISSUES 1.5%
Bonos de la Tesoreria de la Republica en pesos
3.400% due 10/01/2039 (h)	CLP	1,127,156	1,251
5.300% due 11/01/2037		135,000	132
5.800% due 10/01/2034		2,770,000	2,863
6.000% due 04/01/2033		2,030,000	2,136
Chile Government International Bond 4.850% due 01/22/2029		$600	594

Total Chile (Cost $7,168)			6,976

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Government International Bond 2.750% due 02/17/2032	CNY	3,920	561

Total China (Cost $542)			561

COLOMBIA 2.2%
CORPORATE BONDS & NOTES 0.5%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	10,460,000	2,493

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Ecopetrol SA TBD% due 08/16/2024 «µ		$7,000	6,969

SOVEREIGN ISSUES 0.2%
Colombia Government International Bond 8.750% due 11/14/2053		400	422
Colombian TES 13.250% due 02/09/2033	COP	1,942,200	532
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		248,000	60

			1,014

Total Colombia (Cost $10,891)			10,476

CZECH REPUBLIC 0.5%
CORPORATE BONDS & NOTES 0.4%
EP Infrastructure AS 1.816% due 03/02/2031	EUR	2,000	1,731

SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	10,300	370
2.500% due 08/25/2028		4,000	161

			531

Total Czech Republic (Cost $2,116)			2,262

DOMINICAN REPUBLIC 3.0%
SOVEREIGN ISSUES 3.0%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,594
13.000% due 12/05/2025		356,400	6,151
13.000% due 01/30/2026		103,600	1,793
Dominican Republic International Bond
9.750% due 06/05/2026		38,034	648
10.750% due 06/01/2036 (a)		115,200	1,993
11.250% due 09/15/2035		61,200	1,094
13.625% due 02/03/2033		19,600	394

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Total Dominican Republic (Cost $13,558)			13,667

ECUADOR 0.4%
SOVEREIGN ISSUES 0.4%
Ecuador Government International Bond
2.500% due 07/31/2040 þ		$40	18
3.500% due 07/31/2035 þ		1,112	558
6.000% due 07/31/2030 þ		1,890	1,202

Total Ecuador (Cost $1,380)			1,778

HUNGARY 0.8%
SOVEREIGN ISSUES 0.8%
Hungary Government International Bond
2.000% due 05/23/2029	HUF	110,700	243
4.750% due 11/24/2032		172,200	408
6.125% due 05/22/2028 (l)		$1,000	1,019
6.750% due 10/22/2028	HUF	191,100	519
9.500% due 10/21/2026		498,500	1,432

Total Hungary (Cost $3,579)			3,621

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
HDFC Bank Ltd. 8.100% due 03/22/2025	INR	240,000	2,874

Total India (Cost $2,902)			2,874

INDONESIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Indonesia Asahan Aluminium PT 4.750% due 05/15/2025 (l)		$1,000	990

Total Indonesia (Cost $991)			990

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.3%
OAK Hill European Credit Partners DAC 4.637% due 10/20/2031	EUR	1,259	1,344

Total Ireland (Cost $1,482)			1,344

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$400	406

Total Italy (Cost $397)			406

IVORY COAST 1.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Republic of Cote d'lvoire
6.852% due 03/07/2025 «~	EUR	2,700	2,884
8.908% (EURO06M + 5.000%) due 03/19/2027 «~		1,140	1,206

			4,090

SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
4.875% due 01/30/2032		897	807
5.250% due 03/22/2030		300	293

			1,100

Total Ivory Coast (Cost $5,329)			5,190

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Development Bank of Kazakhstan JSC 5.500% due 04/15/2027		$900	896

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Total Kazakhstan (Cost $898)			896

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$259	263
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		647	532

Total Luxembourg (Cost $802)			795

MALAYSIA 1.4%
SOVEREIGN ISSUES 1.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	19,230	3,800
3.885% due 08/15/2029		7,480	1,605
4.504% due 04/30/2029		3,860	849

Total Malaysia (Cost $6,245)			6,254

MEXICO 2.2%
SOVEREIGN ISSUES 2.2%
Mexico Government International Bond 3.000% due 12/03/2026 (h)	MXN	202,473	10,235

Total Mexico (Cost $10,883)			10,235

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
JAB Holdings BV 4.500% due 04/08/2052 (l)		$4,200	3,082

Total Netherlands (Cost $3,210)			3,082

PANAMA 0.6%
SOVEREIGN ISSUES 0.6%
Panama Government International Bond 3.750% due 03/16/2025 (l)		$2,600	2,561

Total Panama (Cost $2,557)			2,561

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 7.900% due 02/09/2031	PYG	7,958,000	1,097

Total Paraguay (Cost $1,092)			1,097

PERU 3.2%
CORPORATE BONDS & NOTES 1.9%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	16,180	4,183
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043		17,500	4,667

			8,850

SOVEREIGN ISSUES 1.3%
Peru Government International Bond
5.350% due 08/12/2040		3,500	739
6.150% due 08/12/2032		12,500	3,139
6.900% due 08/12/2037		8,000	2,001

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

6.950% due 08/12/2031		200	53

			5,932

Total Peru (Cost $15,259)			14,782

PHILIPPINES 0.4%
SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	40,000	645
6.250% due 02/28/2044		87,050	1,397

Total Philippines (Cost $2,055)			2,042

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
QatarEnergy 1.375% due 09/12/2026		$800	738

Total Qatar (Cost $743)			738

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	442
4.750% due 10/11/2034		200	36
5.250% due 05/30/2032	EUR	1,100	1,148
5.625% due 05/30/2037		1,100	1,137

Total Romania (Cost $2,811)			2,763

SINGAPORE 10.7%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		$600	598

SOVEREIGN ISSUES 10.6%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	900	515
2.125% due 06/01/2026		65,450	47,109
3.250% due 06/01/2054		1,710	1,307

			48,931

Total Singapore (Cost $50,181)			49,529

SOUTH AFRICA 6.1%
CORPORATE BONDS & NOTES 1.4%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	56,800	3,113
Prosus NV 5.500% due 07/21/2025		$2,500	2,493
Transnet SOC Ltd. 10.000% due 03/30/2029	ZAR	15,000	763

			6,369

SOVEREIGN ISSUES 4.7%
South Africa Government International Bond
2.000% due 01/31/2025 (h)		65,003	3,516
7.000% due 02/28/2031		33,800	1,558
8.000% due 01/31/2030		50,100	2,526
8.500% due 01/31/2037		5,800	251
10.500% due 12/21/2026		244,400	13,943

			21,794

Total South Africa (Cost $28,810)			28,163

SUPRANATIONAL 3.8%
CORPORATE BONDS & NOTES 3.8%
Asian Development Bank 6.720% due 02/08/2028	INR	591,300	7,079
European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,075

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

6.950% due 03/01/2029	INR	520,300	6,205
Inter-American Development Bank 7.000% due 01/25/2029		34,000	400

Total Supranational (Cost $18,042)			17,759

THAILAND 0.0%
SOVEREIGN ISSUES 0.0%
Thailand Government International Bond 4.000% due 06/17/2055	THB	5,130	154

Total Thailand (Cost $152)			154

TURKEY 1.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 7.348% (EURO06M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,667

SOVEREIGN ISSUES 1.2%
Turkey Government International Bond
26.200% due 10/05/2033	TRY	29,100	874
50.000% due 05/17/2028 ~		151,800	4,627

			5,501

Total Turkey (Cost $8,470)			8,168

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029 (l)		$1,000	1,016
5.500% due 05/08/2034 (l)		1,000	1,028

Total United Arab Emirates (Cost $1,990)			2,044

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 1.0%
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$6,900	4,511

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Canada Square Funding PLC 6.083% due 01/17/2059 •	GBP	379	479
Harbour PLC 6.133% due 01/28/2054 •		500	631
Rochester Financing PLC 5.934% due 12/18/2044 •		415	524
Tower Bridge Funding PLC 5.954% due 12/20/2063 •		161	203
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	1,498

			3,335

Total United Kingdom (Cost $7,471)			7,846

UNITED STATES 4.4%
ASSET-BACKED SECURITIES 1.4%
Bear Stearns Asset-Backed Securities Trust 5.021% due 07/25/2036 «~		$4	4
Citigroup Mortgage Loan Trust 5.520% due 07/25/2045 •		69	47
Countrywide Asset-Backed Certificates Trust
5.650% due 11/25/2037 •		1,031	954
5.760% due 03/25/2047 •		99	96
Credit-Based Asset Servicing & Securitization LLC 5.559% due 07/25/2037 •		22	14
Fremont Home Loan Trust 5.760% due 10/25/2036 •		2,832	1,127
GE-WMC Mortgage Securities Trust 5.540% due 08/25/2036 «•		22	9
GSAMP Trust 5.530% due 12/25/2036 •		80	38
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •		32	10

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

JP Morgan Mortgage Acquisition Corp. 5.970% due 02/25/2036 •		276	270
MASTR Asset-Backed Securities Trust 5.560% due 01/25/2037 •		167	47
Morgan Stanley ABS Capital, Inc. Trust 6.225% due 01/25/2035 •		185	178
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 þ		1,049	233
OneMain Financial Issuance Trust 4.130% due 05/14/2035		1,800	1,762
RAAC Trust 6.160% due 02/25/2046 «•		164	160
Residential Asset Securities Corp. Trust 6.420% due 08/25/2035 •		187	183
Securitized Asset-Backed Receivables LLC Trust 5.580% due 12/25/2036 •		242	54
WaMu Asset-Backed Certificates WaMu Trust 5.700% due 05/25/2037 •		1,349	1,188

			6,374

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(j)		710,158	77

		PRINCIPAL AMOUNT (000s)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ziraat Bank TBD% due 06/15/2034 «		1,300	1,301

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Mortgage Trust 6.650% due 07/25/2034 «~		23	21
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2036 •		699	518
Countrywide Alternative Loan Trust
4.386% due 10/25/2035 «~		6	5
5.740% due 04/25/2047 •		893	778
5.810% due 05/25/2036 •		1,192	475
6.020% due 12/25/2035 •		32	28
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2046 •		369	106
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.180% due 12/26/2059 ~		611	620
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •		142	113
HarborView Mortgage Loan Trust 7.153% due 10/19/2035 •		233	117
IndyMac INDX Mortgage Loan Trust 6.100% due 07/25/2045 •		164	127
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		168	161
Mortgage Equity Conversion Asset Trust 5.600% due 05/25/2042 •		423	415
New York Mortgage Trust 6.000% due 04/25/2035 •		1,366	1,273
Structured Asset Mortgage Investments Trust 5.853% due 04/19/2035 «•		352	318
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		43	43
WaMu Mortgage Pass-Through Certificates Trust
5.095% due 03/25/2037 ~		51	45
5.830% due 05/25/2034 •		147	132

			5,295

SOVEREIGN ISSUES 1.6%
Colombian TES
1.000% due 11/03/2027	COP	6,632,000	1,420
1.000% due 09/18/2030		8,118,700	1,740
1.000% due 03/26/2031		16,971,500	3,432

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

1.000% due 06/30/2032		4,575,000	895

			7,487

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.730% due 09/25/2031 •		$31	32
5.981% due 08/01/2035 •		1	1

			33

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $22,724)			20,567

		PRINCIPAL AMOUNT (000s)
URUGUAY 1.2%
SOVEREIGN ISSUES 1.2%
Uruguay Government International Bond
3.400% due 05/16/2045 (h)	UYU	120,787	3,053
9.750% due 07/20/2033		88,700	2,254

Total Uruguay (Cost $5,522)			5,307

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
11.000% due 07/27/2025	ZMW	7,400	291
12.000% due 07/04/2025		1,700	68
12.000% due 05/03/2028		850	26
13.000% due 01/25/2031		280	8
22.000% due 01/22/2029		900	36
23.000% due 01/22/2031		9,300	374

Total Zambia (Cost $836)			803

SHORT-TERM INSTRUMENTS 20.6%
REPURCHASE AGREEMENTS (k) 5.5%			25,615

EGYPT TREASURY BILLS 0.6%
25.649% due 09/24/2024 (f)(g)	EGP	143,000	2,809

HUNGARY TREASURY BILLS 5.5%
7.096% due 07/04/2024 (f)(g)	HUF	9,335,000	25,294

JAPAN TREASURY BILLS 6.9%
0.037% due 08/19/2024 (e)(f)	JPY	5,150,000	32,009

NIGERIA TREASURY BILLS 0.6%
26.334% due 02/25/2025 - 05/27/2025 (e)(f)	NGN	4,882,690	2,714

U.S. TREASURY BILLS 1.5%
5.416% due 07/11/2024 - 09/05/2024 (e)(f)(o)		$7,174	7,115

Total Short-Term Instruments (Cost $96,503)			95,556

Total Investments in Securities (Cost $463,429)			446,666

		SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short Asset Portfolio		2,450,703	23,904

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

PIMCO Short-Term Floating NAV Portfolio III	507,234	4,935

Total Short-Term Instruments (Cost $29,385)		28,839

Total Investments in Affiliates (Cost $29,385)		28,839

Total Investments 102.7% (Cost $492,814)		$475,505
Financial Derivative Instruments (m)(n) 3.0%(Cost or Premiums, net $(541))		14,048
Other Assets and Liabilities, net (5.7)%		(26,724)

Net Assets 100.0%		$462,829

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$77	$77	0.02%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00

$77	$77	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$3,815	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(3,891)	$3,815	$3,816
MBC	5.400	06/28/2024	07/01/2024	21,800	U.S. Treasury Notes 4.500% due 05/31/2029	(22,478)	21,800	21,810

Total Repurchase Agreements	$(26,369)	$25,615	$25,626

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	5.530%	06/03/2024	TBD(3)	$(1,929)	$(1,929)
5.550	06/03/2024	TBD(3)	(4,699)	(4,699)
NOM	5.500	06/04/2024	TBD(3)	(3,675)	(3,690)

Total Reverse Repurchase Agreements	$(10,318)

(l)	Securities with an aggregate market value of $10,949 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(677) at a weighted average interest rate of 5.493%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	4	$564	$7	$0	$(2)
U.S. Treasury 2-Year Note September Futures	09/2024	194	39,618	(18)	0	(5)
U.S. Treasury 5-Year Note September Futures	09/2024	98	10,445	70	0	(11)
U.S. Treasury 10-Year Note September Futures	09/2024	24	2,640	14	0	(6)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	5	627	17	0	(8)

$90	$0	$(32)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	12	$(1,362)	$(13)	$6	$0
U.S. Treasury Long-Term Bond September Futures	09/2024	12	(1,420)	2	12	0

$(11)	$18	$0

Total Futures Contracts	$79	$18	$(32)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.830%	$100	$1	$(1)	$0	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	5,000	$(6)	$(7)	$(13)	$0	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	7,900	28	(67)	(39)	11	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	1,300	6	7	13	6	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	2,400	(56)	(34)	(90)	0	(25)
Pay	1-Day INR-MIBOR Compounded-OIS	6.384	Semi-Annual	06/20/2026	INR	4,197,300	(48)	92	44	2	(4)
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	213,714	(14)	(5)	(19)	0	(1)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	1,020,850	13	62	75	0	(5)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2029	199,350	3	(13)	(10)	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.397	Semi-Annual	06/20/2034	1,071,800	2	(13)	(11)	8	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	06/19/2025	JPY	5,280,000	11	8	19	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.232	Annual	10/05/2025	2,710,000	4	(12)	(8)	4	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/18/2026	SGD	76,840	(113)	204	91	19	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	7,922	(117)	39	(78)	7	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		5,380	15	23	38	6	0
Pay	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	03/20/2026	THB	535,579	15	(34)	(19)	1	0
Pay	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2026		28,730	7	(5)	2	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028		23,230	10	0	10	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		512,760	(27)	157	130	0	(9)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		271,210	15	(33)	(18)	0	(5)
Pay(5)	1-Day THB-THOR Compounded-OIS	3.000	Quarterly	09/18/2034		5,150	6	(3)	3	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		$100	1	0	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.455	Annual	06/30/2026		41,200	0	22	22	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/18/2026		11,600	(187)	45	(142)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	429	400	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,200	(18)	(35)	(53)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		5,500	184	(53)	131	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		77,189	(1,861)	707	(1,154)	0	(147)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,400	477	97	574	73	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/18/2029		2,900	80	(17)	63	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		42,400	191	104	295	93	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		18,900	(85)	(46)	(131)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		6,400	(80)	(17)	(97)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	(27)	63	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		600	(2)	(18)	(20)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		700	(3)	(20)	(23)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		900	(4)	9	5	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,600	(6)	16	10	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	(1)	(4)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,500	(5)	16	11	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		1,400	(6)	13	7	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		600	(2)	9	7	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		300	(1)	5	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		800	(3)	24	21	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		400	(1)	13	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,100	(5)	(12)	(17)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		3,500	(15)	23	8	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		2,700	(11)	35	24	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,900	249	(68)	181	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	20	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,100	(5)	23	18	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	12	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	15	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	14	12	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	11	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		400	(2)	(3)	(5)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		400	(1)	(1)	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		500	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		400	(2)	5	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		800	(2)	8	6	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		2,200	(6)	25	19	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		800	(2)	11	9	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		1,600	(5)	33	28	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(4)	(7)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		15,900	592	(316)	276	98	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	0	(2)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(4)	(7)	0	(7)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/18/2034		800	(19)	8	(11)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,700	(2)	19	17	11	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,800	26	(84)	(58)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		300	(2)	2	0	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	3	2	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	(13)	49	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		13,400	763	(180)	583	234	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/18/2054		900	43	(8)	35	16	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,300	(30)	(43)	(73)	0	(40)
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024	BRL	35,100	0	(8)	(8)	0	0
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		38,000	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		31,400	0	25	25	0	0
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024		72,000	0	116	116	0	0
Receive	1-Year BRL-CDI	10.710	Maturity	01/02/2025		228,800	0	(19)	(19)	0	(19)
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		51,600	0	(235)	(235)	0	(25)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	17	17	2	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	113	113	18	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(69)	(97)	0	(2)
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	371	371	33	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(154)	(154)	0	(14)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(94)	(94)	0	(9)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(85)	(85)	0	(8)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	179	179	17	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(118)	(118)	0	(11)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		28,400	0	(195)	(195)	0	(19)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(47)	(47)	0	(6)
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(46)	(46)	0	(6)
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(47)	(47)	0	(8)
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(217)	(217)	0	(24)
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	80	80	14	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	42	42	7	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	61	61	12	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	54	54	13	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(48)	(48)	0	(12)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(45)	(45)	0	(11)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	50	50	14	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	23	23	39	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		30,000	(51)	(269)	(320)	0	(26)
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	33	23	17	0
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	(16)	(16)	7	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	45,784	(85)	(50)	(135)	1	0
Receive(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		17,580	(21)	(15)	(36)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.340	Quarterly	02/26/2026	COP	42,137,200	22	52	74	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026		23,902,000	0	49	49	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		5,122,000	0	9	9	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		1,568,000	0	3	3	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		3,122,400	0	6	6	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		7,381,200	0	(10)	(10)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		4,480,000	0	(5)	(5)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		7,479,000	0	(2)	(2)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		7,479,000	0	0	0	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		3,916,700	0	3	3	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		8,340,200	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		14,393,000	0	(6)	(6)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.580	Quarterly	06/28/2026		22,592,000	0	5	5	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	16	(26)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	(43)	32	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,016,500	(13)	16	3	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	33	33	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(2)	(2)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		1,871,600	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(58)	(58)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		9,251,860	0	(74)	(74)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	40	40	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	11	11	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	95	95	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	56	56	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(78)	(78)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	5	5	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(59)	(59)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.620	Quarterly	02/26/2034		11,456,800	(45)	(87)	(132)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.380	Quarterly	06/28/2034		6,265,000	0	(4)	(4)	3	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	1,200	(2)	(2)	(4)	0	(1)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		2,800	(4)	(15)	(19)	0	(2)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		400	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	0	(1)	0	0
Pay	3-Month ILS-TELBOR	3.792	Annual	11/06/2028	ILS	3,500	15	(19)	(4)	0	(4)
Receive	3-Month KRW-KORIBOR	3.302	Quarterly	06/20/2026	KRW	10,483,390	0	(5)	(5)	0	(4)
Pay	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		3,471,224	51	20	71	3	0
Pay	3-Month KRW-KORIBOR	3.192	Quarterly	06/20/2034		2,074,790	0	5	5	4	0
Receive	3-Month PLN-WIBOR	5.335	Annual	06/28/2026	PLN	14,300	0	3	3	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	(23)	(23)	0	(2)
Pay	3-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	(9)	(9)	0	(2)
Pay	3-Month PLN-WIBOR	5.087	Annual	06/28/2034		3,400	0	(2)	(2)	0	(1)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/13/2025	ZAR	102,900	27	(5)	22	0	(1)
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025		23,900	0	2	2	0	0
Receive	3-Month ZAR-JIBAR	7.881	Quarterly	02/09/2026		290,200	39	(22)	17	6	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	152	152	4	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	19	19	1	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(17)	(17)	2	0
Receive	3-Month ZAR-JIBAR	8.185	Quarterly	07/31/2026		133,100	0	(44)	(44)	3	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	19	30	1	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	7	(11)	1	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	34	34	2	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		189,700	28	152	180	0	(14)
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		100,400	74	170	244	0	(9)
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		6,800	0	(5)	(5)	1	0
Receive	3-Month ZAR-JIBAR	8.599	Quarterly	06/05/2029		27,200	0	(26)	(26)	3	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(27)	(27)	4	0
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(10)	(10)	1	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	26	26	0	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	91	134	0	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	344	344	0	(1)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	15	15	5	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	3	3	0	(2)
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	(2)	(2)	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(20)	(20)	0	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(43)	(44)	0	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(9)	(9)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	(31)	18	0	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	37	37	0	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	15	15	0	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		2,085,930	0	(335)	(335)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	(45)	(45)	1	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(182)	(182)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	104	104	0	(2)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(2)	(2)	0	0
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(43)	(43)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(15)	(15)	0	0
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(16)	(16)	0	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(9)	(9)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(93)	(93)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(62)	(62)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	(2)	(2)	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	(14)	(15)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	(42)	(60)	2	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	(6)	(6)	0	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	(1)	(1)	0	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(13)	(13)	0	(1)
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(7)	(32)	0	(1)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		103,500	107	73	180	3	0
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(41)	(41)	0	(1)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	(37)	(27)	2	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	(95)	(95)	5	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	46	46	0	(2)
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	(1)	(1)	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(9)	(9)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026	EUR	6,100	(4)	13	9	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		1,100	2	1	3	1	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		300	(6)	(3)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		600	(2)	15	13	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		500	(2)	10	8	1	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		400	(1)	3	2	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		300	17	(4)	13	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		2,100	(5)	7	2	5	0
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024	HUF	130,800	0	(35)	(35)	0	0
Receive	6-Month HUF-BBR	6.220	Annual	02/15/2026		1,519,400	46	18	64	0	(4)
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		606,700	(50)	(86)	(136)	0	(2)
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		799,000	0	187	187	2	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	133	135	268	3	0
Pay	6-Month HUF-BBR	5.735	Annual	03/14/2029		217,300	0	(18)	(18)	0	0
Pay	6-Month HUF-BBR	6.400	Annual	03/28/2029		581,800	0	(1)	(1)	1	0
Pay	6-Month HUF-BBR	6.500	Annual	04/02/2029		283,400	0	3	3	1	0
Pay	6-Month HUF-BBR	6.590	Annual	05/07/2029		242,400	0	7	7	0	0
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		336,400	0	(6)	(6)	0	0
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		355,800	0	0	0	0	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(42)	(42)	1	0
Pay	6-Month HUF-BBR	6.140	Annual	02/15/2034		308,600	(30)	(1)	(31)	0	(3)
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024	PLN	76,400	0	(731)	(731)	0	(2)
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		13,100	0	(2)	(2)	0	(1)
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	1	1	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	259	259	7	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	128	128	4	0
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	46	66	0	(1)
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	(9)	4	0	(1)
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(16)	(16)	2	0
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		26,700	(1)	(20)	(21)	10	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	275	275	3	0
Receive	28-Day MXN-TIIE	10.900	Lunar	06/04/2025	MXN	54,690	0	(1)	(1)	0	(2)
Pay	28-Day MXN-TIIE	9.763	Lunar	03/20/2026		98,600	2	(61)	(59)	8	0
Pay	28-Day MXN-TIIE	9.696	Lunar	03/23/2026		143,300	0	(94)	(94)	12	0
Pay	28-Day MXN-TIIE	9.705	Lunar	03/23/2026		71,600	0	(46)	(46)	6	0
Pay	28-Day MXN-TIIE	9.760	Lunar	03/23/2026		38,600	0	(23)	(23)	3	0
Receive	28-Day MXN-TIIE	10.285	Lunar	04/20/2026		163,400	0	16	16	0	(15)
Pay	28-Day MXN-TIIE	10.310	Lunar	06/08/2026		59,600	0	(2)	(2)	6	0
Receive	28-Day MXN-TIIE	10.560	Lunar	06/19/2026		443,000	0	(111)	(111)	0	(42)
Pay	28-Day MXN-TIIE	9.740	Lunar	09/03/2026		174,800	(155)	60	(95)	16	0
Pay	28-Day MXN-TIIE	10.230	Lunar	09/03/2026		114,200	0	0	0	11	0
Receive	28-Day MXN-TIIE	9.270	Lunar	03/23/2027		100,800	0	99	99	0	(10)
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		51,100	(19)	108	89	0	(5)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		15,600	(9)	(2)	(11)	2	0
Receive	28-Day MXN-TIIE	9.710	Lunar	04/11/2029		24,100	0	(6)	(6)	0	(2)
Receive	28-Day MXN-TIIE	9.740	Lunar	04/11/2029		11,340	0	(4)	(4)	0	(1)
Pay	28-Day MXN-TIIE	9.800	Lunar	06/15/2029		204,100	0	104	104	19	0
Receive	28-Day MXN-TIIE	8.545	Lunar	07/27/2029		61,300	0	142	142	0	(5)
Receive	28-Day MXN-TIIE	8.739	Lunar	03/13/2034		10,400	0	25	25	0	(1)
Receive	28-Day MXN-TIIE	9.022	Lunar	03/27/2034		8,590	0	12	12	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Pay(5)	CAONREPO	3.500	Semi-Annual	09/18/2026	CAD	4,400	(28)	10	(18)	0	0
Receive(5)	CAONREPO	3.000	Semi-Annual	09/18/2029	6,400	118	(44)	74	3	0
Pay(5)	CAONREPO	3.250	Semi-Annual	09/18/2034	5,100	(110)	63	(47)	0	(10)
Receive(5)	CAONREPO	3.000	Semi-Annual	09/18/2054	1,300	90	(32)	58	6	0

$284	$788	$1,072	$1,152	$(854)

Total Swap Agreements	$285	$787	$1,072	$1,152	$(854)

Cash of $7,848 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	$160	NZD	261	$0	$(1)
08/2024	NZD	261	$160	1	0
10/2024	CNH	14,806	2,069	24	0
BOA	07/2024	HUF	205,691	559	2	0
07/2024	PLN	22,935	5,669	13	(40)
07/2024	SGD	639	474	2	0
07/2024	$3,172	GBP	2,500	0	(12)
07/2024	773	HUF	285,282	0	0
07/2024	12,564	KRW	17,187,605	0	(97)
07/2024	3,496	PLN	14,063	9	(12)
07/2024	13,782	SGD	18,707	13	0
07/2024	907	TRY	30,659	26	0
08/2024	JPY	5,150,000	$33,520	1,277	0
08/2024	SGD	18,679	13,782	0	(13)
08/2024	$413	PKR	119,151	11	0
08/2024	725	TRY	25,375	10	0
11/2024	TRY	9,024	$228	0	(14)
11/2024	ZMW	4,668	169	0	(15)
01/2025	TRY	25,259	580	0	(42)
02/2025	CNH	5,978	837	4	0
05/2025	TRY	12,058	258	0	(15)
BPS	07/2024	AUD	375	250	0	0
07/2024	BRL	46,772	8,512	146	0
07/2024	CAD	4,122	3,020	7	0
07/2024	CLP	466,339	494	0	(2)
07/2024	EUR	2,210	2,393	26	0
07/2024	GBP	8,011	10,233	107	0
07/2024	INR	136,875	1,635	0	(6)
07/2024	PLN	18,298	4,543	15	(16)
07/2024	$9,185	BRL	46,772	0	(819)
07/2024	1,390	CAD	1,906	3	0
07/2024	494	CLP	466,339	1	0
07/2024	30	CNY	215	0	0
07/2024	1,052	EUR	978	0	(5)
07/2024	2,956	JPY	459,900	0	(97)
07/2024	12,429	KRW	17,058,821	0	(56)
07/2024	21,351	PLN	86,321	118	(31)
07/2024	22,032	THB	811,580	110	0
08/2024	CNY	215	$30	0	0
08/2024	$250	AUD	375	0	0
08/2024	289	TRY	10,053	3	0
09/2024	CNH	20,011	$2,793	36	0
09/2024	COP	6,901,560	1,710	67	0
09/2024	$1,245	CLP	1,147,392	0	(26)
09/2024	22,167	MXN	413,148	145	0
09/2024	12,965	TWD	417,181	0	(99)
10/2024	CNH	9,157	$1,279	14	0
10/2024	$2,066	CNH	14,827	0	(17)
12/2024	1,524	10,929	0	(9)
12/2024	968	EGP	47,231	0	(51)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

	01/2025	CNH	11,015		$1,542	11	0
	05/2029	KWD	2,630		9,040	260	0
	07/2029		295		1,015	30	0
BRC	07/2024	CZK	62,483		2,713	41	0
	07/2024	EUR	660		706	0	(1)
	07/2024	PLN	6,226		1,546	1	(1)
	07/2024	RON	1,165		250	0	(1)
	07/2024		$634	AUD	958	5	0
	07/2024		523	CHF	464	0	(6)
	07/2024		1,380	INR	115,211	1	0
	07/2024		669	JPY	103,900	0	(23)
	07/2024		459	NOK	4,826	0	(7)
	07/2024		5,035	PLN	20,200	7	(25)
	07/2024		8,630	RON	39,772	0	(74)
	07/2024		14,877	TRY	505,843	275	0
	08/2024	EUR	660		$707	0	(1)
	08/2024		$2,633	TRY	92,029	31	0
	09/2024	MXN	161,896		$8,622	0	(122)
	09/2024		$1,218	MXN	22,743	10	0
	09/2024		23	TRY	850	1	0
	10/2024	TRY	15,913		$409	0	(31)
	11/2024		$328	TRY	12,962	20	0
	01/2025	TRY	53,622		$1,286	0	(64)
	01/2025		$466	TRY	20,327	35	0
	02/2025		837	CNH	5,975	0	(4)
	04/2025	TRY	19,077		$416	0	(26)
	05/2025		$258	TRY	12,058	15	0
BSH	07/2024	BRL	37,900		$7,515	735	0
	07/2024		$6,818	BRL	37,900	0	(38)
CBK	07/2024	BRL	36,399		$6,717	205	0
	07/2024	CHF	243		267	0	(3)
	07/2024	CLP	233,680		254	6	0
	07/2024	COP	22,648,000		5,433	0	(2)
	07/2024	EUR	2,688		2,911	33	0
	07/2024	PEN	15,054		3,990	73	0
	07/2024	PLN	6,791		1,685	8	(10)
	07/2024	SEK	8,334		785	0	(1)
	07/2024	TRY	7,125		211	0	(2)
	07/2024		$6,653	BRL	36,399	0	(142)
	07/2024		1,351	EUR	1,240	0	(23)
	07/2024		926	GBP	727	0	(7)
	07/2024		115	KES	15,870	8	0
	07/2024		5,429	MXN	99,288	23	(34)
	07/2024		116	NGN	181,035	4	0
	07/2024		1,974	PEN	7,526	0	(16)
	07/2024		4,181	PLN	16,526	0	(77)
	07/2024		507	SEK	5,300	0	(7)
	07/2024		752	UYU	29,633	0	0
	07/2024		707	ZAR	12,847	0	(1)
	07/2024	UYU	57,876		$1,485	30	(2)
	07/2024	ZAR	11,274		612	0	(7)
	08/2024	EGP	12,994		268	2	0
	08/2024		$5,461	BRL	29,856	0	(139)
	08/2024		625	EUR	583	0	0
	09/2024	BRL	16,071		$2,901	46	0
	09/2024	MXN	56,643		3,026	0	(33)
	09/2024	PEN	17,197		4,622	148	0
	09/2024		$483	EGP	23,803	0	(3)
	09/2024		22,219	INR	1,857,575	14	(12)
	09/2024		2,688	PHP	158,010	14	0
	09/2024		4,945	TWD	159,393	0	(30)
	09/2024	UYU	32,393		$819	14	0
	10/2024	CNH	4,809		670	6	0
	10/2024		$773	COP	3,371,826	28	0
	12/2024		333	EGP	16,151	0	(20)
	01/2025		1,542	CNH	11,008	0	(12)
	01/2025		773	COP	3,407,384	26	0
	02/2025	UGX	687,640		$165	0	(13)
	04/2025		$773	COP	3,466,905	30	0
	04/2025		416	TRY	19,047	25	0
	10/2025		386	COP	1,880,592	39	0
DUB	07/2024	BRL	11,222		$2,146	138	0
	07/2024	NGN	251,348		203	36	0
	07/2024	TRY	74,009		2,190	0	(28)
	07/2024		$2,063	BRL	11,222	0	(56)
	07/2024		1,700	CLP	1,572,517	0	(29)
	07/2024		29	EGP	1,372	0	0
	07/2024		6,777	KRW	9,323,596	0	(14)
	07/2024		13,995	MYR	65,983	0	0
	08/2024	BRL	1,329		$258	21	0
	08/2024	EUR	4,492	PLN	20,742	326	0
	08/2024		$5,979	BRL	31,828	0	(306)
	08/2024		150	KES	20,468	6	0
	09/2024	KZT	149,244		$319	8	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

	09/2024		$151	KZT	72,033	0	(2)
	10/2024		210	TRY	8,472	19	0
	11/2024	JPY	186,961		$1,324	140	0
	11/2024	ZMW	4,694		169	0	(16)
	02/2025	UGX	2,130,672		525	0	(28)
	02/2025		$211	PKR	63,300	5	0
	03/2025		827	EGP	47,346	63	0
	03/2025		94	TRY	4,459	12	0
FAR	07/2024	EUR	21,694		$23,628	395	0
	07/2024	NZD	3,273		2,017	23	0
	07/2024		$79	AUD	118	0	0
	07/2024		306	NZD	502	0	0
	08/2024	NZD	502		$306	0	0
GLM	07/2024	BRL	353,000		67,904	4,756	0
	07/2024	CLP	2,920,934		3,183	79	0
	07/2024	DOP	221,383		3,737	7	(14)
	07/2024	PLN	2,622		666	15	0
	07/2024	SGD	903		671	5	0
	07/2024		$65,458	BRL	353,000	0	(2,311)
	07/2024		2,181	CLP	2,036,618	0	(17)
	07/2024		119	EGP	5,753	0	(1)
	07/2024		6,103	MXN	111,117	0	(41)
	07/2024		2,184	TRY	74,620	67	0
	07/2024		262	UYU	10,330	0	0
	07/2024	UYU	10,330		$270	8	0
	07/2024	ZAR	72,233		3,948	0	(17)
	08/2024	DOP	214,990		3,614	1	(13)
	08/2024		$2,061	BRL	11,381	0	(32)
	08/2024		714	COP	3,085,908	24	0
	08/2024		9	EGP	438	0	0
	09/2024	DOP	206,694		$3,441	0	(39)
	09/2024	KZT	142,740		305	8	0
	09/2024		$2,088	TRY	82,386	253	0
	09/2024		458	UYU	18,128	0	(8)
	10/2024	BRL	148,600		$29,235	2,924	0
	10/2024		$3,121	BRL	17,125	0	(88)
	10/2024		621	TRY	24,376	47	0
	11/2024		1,324	JPY	187,174	0	(138)
	11/2024		429	TRY	17,481	39	0
	01/2025		1,286		53,622	64	0
	03/2025		3,024		144,844	400	0
	04/2025	BRL	381,300		$68,567	2,451	0
	04/2025		$1,597	COP	7,295,895	93	0
JPM	07/2024	BRL	45,146		$8,325	249	0
	07/2024	CNY	306,470		42,971	459	0
	07/2024	CZK	30,221		1,304	12	0
	07/2024	EUR	516		552	0	0
	07/2024	HUF	198,711		537	0	(1)
	07/2024	KES	42,042		323	0	(2)
	07/2024	PEN	17,616		4,704	121	0
	07/2024	PLN	12,723		3,142	1	(18)
	07/2024	SGD	16,123		11,978	88	0
	07/2024		$8,591	BRL	45,146	0	(515)
	07/2024		2,641	CHF	2,351	0	(24)
	07/2024		788	CNY	5,607	0	(10)
	07/2024		240	EUR	221	0	(3)
	07/2024		15,924	IDR	258,260,333	0	(139)
	07/2024		8,342	KRW	11,506,579	4	0
	07/2024		2,433	PLN	9,716	1	(22)
	07/2024		240	UYU	9,433	0	(4)
	07/2024		707	ZAR	12,860	0	(1)
	07/2024	ZAR	136,824		$7,433	0	(78)
	08/2024	CHF	1,155		1,292	1	0
	08/2024	EUR	1,309	PLN	5,641	0	(5)
	08/2024	KES	20,468		$154	0	(2)
	08/2024	PLN	20,688	EUR	4,492	0	(313)
	08/2024		$42,971	CNY	306,664	0	(3)
	08/2024		1,490	COP	6,443,878	52	0
	08/2024		72	NGN	105,166	0	(2)
	08/2024		182	PKR	52,268	4	0
	08/2024		3,381	TRY	119,545	132	0
	09/2024	COP	2,286,721		$545	1	0
	09/2024	EUR	872	PLN	4,136	90	0
	09/2024	INR	54,634		$652	0	(2)
	09/2024	PLN	1,899	EUR	419	0	(21)
	09/2024		$917	BRL	5,014	0	(27)
	09/2024		474	EGP	24,500	21	0
	09/2024		2,952	INR	247,375	7	0
	09/2024		5,407	MXN	97,855	0	(123)
	09/2024		8,147	TWD	262,308	0	(58)
	10/2024	CNH	15,495		$2,167	26	0
	11/2024		$744	TRY	29,350	41	0
	12/2024	CNH	10,935		$1,524	8	0
	12/2024		$703	EGP	34,342	0	(37)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

	01/2025		114	TRY	4,923	7	0
	03/2025		412	EGP	23,546	30	0
	03/2025		81	TRY	3,940	12	0
	04/2025	BRL	2,700		$480	12	0
MBC	07/2024	HUF	5,118,171		13,732	0	(136)
	07/2024	INR	290,886		3,475	0	(13)
	07/2024	JPY	998,441		6,402	196	0
	07/2024	NOK	3,754		352	1	0
	07/2024		$1,620	CAD	2,217	1	0
	07/2024		22,054	CZK	508,638	0	(303)
	07/2024		504	EUR	467	0	(4)
	07/2024		656	GBP	514	0	(6)
	07/2024		2,512	JPY	399,200	0	(31)
	07/2024		764	UYU	29,698	0	(11)
	07/2024	UYU	59,211		$1,502	13	(1)
	08/2024	CAD	2,216		1,620	0	(1)
	08/2024	EGP	26,014		535	3	0
	08/2024		$860	JPY	137,500	0	(1)
	08/2024		352	NOK	3,751	0	(1)
	09/2024		662	EGP	32,486	0	(6)
	09/2024		69	TWD	2,217	0	(1)
	09/2024		240	UYU	9,433	0	(6)
	09/2024	UYU	29,698		$755	18	0
	10/2024	CNH	4,048		561	2	0
	10/2024		$4,866	CNH	34,940	0	(40)
	12/2024	CNH	9,957		$1,395	15	0
	12/2024		$1,395	CNH	9,953	0	(15)
	02/2025	UGX	2,082,661		$517	0	(24)
	02/2025		$1,833	EGP	108,789	233	0
MYI	07/2024	BRL	140,568		$27,845	2,699	0
	07/2024	HUF	39,990		108	0	(1)
	07/2024	INR	462,380		5,524	0	(19)
	07/2024	NOK	1,072		101	0	0
	07/2024	PLN	7,463		1,869	22	(7)
	07/2024		$25,635	BRL	140,568	0	(490)
	07/2024		14	CNY	99	0	0
	07/2024		2,597	EUR	2,422	0	(3)
	07/2024		1,498	GBP	1,182	0	(4)
	07/2024		685	JPY	102,575	0	(47)
	07/2024		791	NZD	1,289	0	(5)
	07/2024		77	PLN	304	0	(2)
	07/2024		288	SEK	3,038	0	(1)
	08/2024	SEK	3,033		$288	1	0
	08/2024		$2,146	BRL	11,846	0	(35)
	08/2024		198	IDR	3,043,260	0	(12)
	08/2024		101	NOK	1,071	0	0
	09/2024		2,004	INR	167,582	1	0
	09/2024		1,680	MXN	31,578	25	0
	09/2024		3,253	TWD	104,348	0	(34)
	10/2024	BRL	75,100		$14,855	1,559	0
	10/2024		$1,072	JPY	164,177	0	(33)
NGF	08/2024		355	IDR	5,456,350	0	(22)
RBC	07/2024	BRL	2,934		$559	34	0
	07/2024		$537	BRL	2,934	0	(12)
	07/2024		2,274	EUR	2,094	0	(32)
	07/2024		3,916	GBP	3,088	0	(12)
	07/2024		481	PHP	28,264	3	0
	08/2024	GBP	3,088		$3,917	12	0
	08/2024		$1,931	JPY	309,185	0	0
	09/2024	INR	42,668		$510	0	0
RYL	07/2024	AUD	701		468	0	0
	07/2024		$2,307	EUR	2,157	3	0
	07/2024		520	NZD	841	0	(8)
	10/2024	JPY	164,296		$1,072	32	0
SCX	07/2024	BRL	2,953		542	14	0
	07/2024	MYR	11,706		2,484	2	0
	07/2024	PLN	2,576		651	12	0
	07/2024	SGD	1,045		774	4	0
	07/2024		$531	BRL	2,953	0	(3)
	07/2024		42,264	CNY	300,549	0	(573)
	07/2024		18,150	EUR	16,931	0	(18)
	07/2024		1,541	JPY	243,600	0	(27)
	07/2024		190	KES	26,173	12	0
	07/2024		6,348	KRW	8,656,463	0	(69)
	07/2024		7	MXN	125	0	0
	07/2024		291	NGN	431,807	3	(8)
	07/2024		130	PEN	494	0	(2)
	07/2024	ZAR	62,862		$3,411	0	(40)
	08/2024	EUR	13,524		14,511	6	0
	08/2024	NGN	266,303		188	12	0
	08/2024	UGX	621,290		157	0	(9)
	08/2024		$673	COP	2,912,744	24	0
	08/2024		50	EGP	2,854	8	0
	08/2024		113	NGN	161,137	0	(6)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

	09/2024	CNH	6,329	$882			10	0
	09/2024	KZT	64,042	136			3	0
	09/2024		$228	EGP	11,232		0	(2)
	09/2024		8,066	INR	675,107		10	0
	09/2024		135	KZT	64,042		0	(2)
	09/2024		100	MXN	1,890		2	0
	09/2024		2,690	PHP	157,833		9	0
	09/2024		4,781	TWD	154,129		0	(28)
	10/2024	CNH	4,945	$689			5	0
	12/2024		$336	EGP	16,378		0	(18)
SOG	09/2024		29	1,413			0	0
SSB	07/2024	IDR	10,606,313	$651			3	0
	07/2024		$649	EUR	598		0	(8)
	07/2024		796	PLN	3,200		0	(1)
	09/2024	PEN	2,000	$541			21	0
	09/2024		$558	TWD	17,975		0	(4)
TOR	07/2024	BRL	2,495	$473			27	0
	07/2024	CHF	11	13			0	0
	07/2024		$449	BRL	2,495		0	(3)
	07/2024		233	NZD	380		0	(1)
	07/2024		150	ZAR	2,713		0	(1)
	08/2024	COP	17,235,268	$4,297			173	0
	08/2024	NZD	380	233			1	0
UAG	07/2024	CHF	2,562	2,835			0	(16)
	07/2024	KRW	21,855	16			0	0
	07/2024		$6,434	ILS	23,844		0	(117)
	08/2024		2,656	EUR	2,480		4	0

Total Forward Foreign Currency Contracts							$23,500	$(9,458)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus ZAR		ZAR	18.100	07/11/2024	2,509	$17	$20
	Put – OTC USD versus ZAR			18.300	07/11/2024	2,509	26	35
BPS	Call – OTC USD versus CNH		CNH	7.275	12/06/2024	356	43	91
	Call – OTC USD versus CNH			7.325	12/06/2024	320	40	62
	Call – OTC USD versus CNH			7.350	12/06/2024	4	0	1
	Call – OTC USD versus CNH			7.400	12/06/2024	429	39	61
	Call – OTC USD versus CNH			7.325	01/14/2025	360	35	59
	Call – OTC USD versus CNH			7.400	01/14/2025	428	34	54
	Call – OTC USD versus CNH			7.400	01/23/2025	428	41	54
BRC	Call – OTC USD versus CNH			7.300	02/14/2025	213	23	32
CBK	Call – OTC USD versus CNH			7.300	01/14/2025	428	45	80
	Call – OTC USD versus CNH			7.450	02/14/2025	428	41	49
GLM	Call – OTC USD versus JPY		JPY	167.000	11/05/2024	1,710	87	261
JPM	Put – OTC EUR versus PLN		PLN	4.400	08/22/2024	354	89	303
MBC	Call – OTC USD versus CNH		CNH	7.350	12/06/2024	364	35	66
	Call – OTC USD versus CNH			7.300	02/14/2025	19	2	3
	Call – OTC USD versus CNH			7.375	02/14/2025	443	43	60
MYI	Call – OTC USD versus JPY		JPY	168.000	10/29/2024	317	28	40
SCX	Call – OTC USD versus CNH		CNH	7.300	02/14/2025	148	15	23

							$683	$1,354

STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

MYI	Call & Put - OTC USD vs MXN Forward Volatility Agreement			0.000%	10/25/2024	2,200	$0	$2

Total Purchased Options							$683	$1,356

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus TRY		TRY	43.800	11/01/2024	1,425	$(35)	$(20)
	Call - OTC USD versus TRY			49.800	01/28/2025	3,429	(111)	(82)
	Call - OTC USD versus TRY			55.000	05/01/2025	1,424	(59)	(53)
	Put - OTC USD versus ZAR		ZAR	17.840	07/11/2024	5,018	(17)	(17)
	Put - OTC USD versus ZAR			18.000	07/11/2024	5,018	(25)	(30)
CBK	Call - OTC USD versus MXN		MXN	17.450	07/01/2024	3,600	(126)	(167)
	Put - OTC USD versus MXN			17.450	07/01/2024	3,600	(126)	0
	Put - OTC USD versus TRY		TRY	39.000	04/03/2025	2,225	(34)	(69)
DUB	Call - OTC USD versus TRY			40.385	10/28/2024	617	(62)	(14)
	Put - OTC USD versus TRY			40.385	10/28/2024	617	(62)	(68)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

GLM	Put - OTC USD versus TRY	33.000	07/04/2024	1,402	(21)	(9)
Put - OTC USD versus TRY	35.500	10/03/2024	2,042	(22)	(55)
Call - OTC USD versus TRY	40.250	10/30/2024	624	(63)	(15)
Put - OTC USD versus TRY	40.250	10/30/2024	624	(63)	(66)
Call - OTC USD versus TRY	39.800	10/31/2024	310	(31)	(8)
Put - OTC USD versus TRY	39.800	10/31/2024	310	(31)	(30)
Call - OTC USD versus TRY	40.930	11/07/2024	309	(29)	(7)
Put - OTC USD versus TRY	40.930	11/07/2024	309	(29)	(36)
Call - OTC USD versus TRY	41.150	11/07/2024	309	(29)	(7)
Put - OTC USD versus TRY	41.150	11/07/2024	309	(29)	(37)
Call - OTC USD versus TRY	41.160	11/11/2024	308	(29)	(7)
Put - OTC USD versus TRY	41.160	11/11/2024	308	(29)	(36)
Put - OTC USD versus TRY	36.500	01/03/2025	1,417	(39)	(29)
Put - OTC USD versus TRY	36.500	01/07/2025	1,430	(38)	(29)
Put - OTC USD versus TRY	36.757	01/09/2025	1,436	(36)	(32)
MYI	Call - OTC USD versus IDR	IDR	15,370.000	08/13/2024	1,101	(35)	(67)
Put - OTC USD versus IDR	15,370.000	08/13/2024	1,101	(35)	0
NGF	Call - OTC USD versus IDR	15,370.000	08/13/2024	1,867	(60)	(113)
Put - OTC USD versus IDR	15,370.000	08/13/2024	1,867	(60)	0

$(1,365)	$(1,103)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	400	$(1)	$0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	400	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	1,200	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	1,200	(4)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	300	(1)	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	400	(2)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	900	(1)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	900	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	500	(2)	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	600	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	600	(1)	(1)

$(23)	$(12)

Total Written Options	$(1,388)	$(1,115)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.690%	$2,800	$76	$7	$83	$0
Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	600	4	(1)	3	0
BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.690	650	15	4	19	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	1,200	(24)	0	0	(24)
Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	1,200	9	(4)	5	0
South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	2,200	(64)	1	0	(63)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

CBK	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	800	6	(2)	4	0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	0.615	100	6	(6)	0	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.690	650	16	3	19	0
MYC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.690	1,500	42	3	45	0

$86	$5	$178	$(87)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	colombia Government International Bond	1.000%	Quarterly	06/20/2029	1.946%	$500	$(22)	$2	$0	$(20)
BRC	South Africa Government International Bond	1.000	Quarterly	06/20/2029	2.083	1,900	(90)	2	0	(88)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.946	700	(31)	2	0	(29)
Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	3,700	(21)	5	0	(16)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.946	1,300	(48)	(5)	0	(53)
Israel Government International Bond	1.000	Quarterly	12/20/2024	0.847	500	1	0	1	0
Israel Government International Bond	1.000	Quarterly	12/20/2025	1.005	2,400	3	(2)	1	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	1.036	400	0	0	0	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.53	1,700	(38)	42	4	0
South Africa Government International Bond	1.000	Quarterly	06/20/2029	2.083	2,200	(102)	0	0	(102)
State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.286	200	2	8	10	0
MYC	South Africa Government International Bond	1.000	Quarterly	06/20/2029	2.083	600	(28)	0	0	(28)

$(374)	$54	$16	$(336)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.534% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	$4,770	PHP	280,658	$(12)	$(43)	$0	$(55)
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.531% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	250	14,700	0	(2)	0	(2)
MBC	Floating rate equal to 3-Month INR-LIBOR plus 0.680% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	INR	188,080	$2,246	5	7	12	0
NGF	Floating rate equal to 3-Month INR-LIBOR plus 0.681% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	53,015	633	1	2	3	0
SCX	Floating rate equal to 3-Month INR-LIBOR plus 0.677% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	316,097	3,772	12	3	15	0

$6	$(33)	$30	$(57)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	3.868%	Quarterly	12/20/2028	MYR	5,658	$12	$1	$13	$0
	Receive	3-Month MYR-KLIBOR(9)	3.750	Quarterly	09/18/2029		4,880	(2)	(3)	0	(5)
	Receive	3-Month MYR-KLIBOR(9)	3.500	Quarterly	09/18/2029		8,260	12	(1)	11	0
BPS	Receive	3-Month MYR-KLIBOR(9)	3.500	Quarterly	09/18/2029		9,300	15	(2)	13	0
CBK	Receive	3-Month MYR-KLIBOR(9)	3.500	Quarterly	09/18/2029		2,910	4	0	4	0
GLM	Pay	1-Year BRL-CDI	7.728	Maturity	01/04/2027	BRL	21,000	0	(344)	0	(344)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(45)	0	(45)
GST	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	MYR	19,100	44	0	44	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		6,627	10	(3)	7	0
JPM	Receive	3-Month MYR-KLIBOR(9)	3.750	Quarterly	09/18/2029		5,490	(6)	0	0	(6)
	Receive	3-Month MYR-KLIBOR(9)	3.500	Quarterly	09/18/2029		2,910	4	0	4	0
SCX	Receive	3-Month MYR-KLIBOR(9)	3.500	Quarterly	09/18/2029		29,680	68	(27)	41	0

								$161	$(424)	$137	$(400)

Total Swap Agreements								$(121)	$(398)	$361	$(880)

(o)

Securities with an aggregate market value of $739 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)		Notional Amount represents the number of contracts.
(2)		Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$0	$622	$622
Brazil
Corporate Bonds & Notes	0	4,075	21	4,096
Sovereign Issues	0	109,688	0	109,688
Cayman Islands
Asset-Backed Securities	0	24	0	24
Convertible Bonds & Notes	0	4	0	4
Corporate Bonds & Notes	0	946	0	946
Chile
Sovereign Issues	0	6,976	0	6,976
China
Sovereign Issues	0	561	0	561
Colombia
Corporate Bonds & Notes	0	2,493	0	2,493
Loan Participations and Assignments	0	0	6,969	6,969
Sovereign Issues	0	1,014	0	1,014
Czech Republic
Corporate Bonds & Notes	0	1,731	0	1,731
Sovereign Issues	0	531	0	531
Dominican Republic
Sovereign Issues	0	13,667	0	13,667
Ecuador
Sovereign Issues	0	1,778	0	1,778
Hungary
Sovereign Issues	0	3,621	0	3,621
India
Corporate Bonds & Notes	0	2,874	0	2,874
Indonesia
Corporate Bonds & Notes	0	990	0	990
Ireland
Asset-Backed Securities	0	1,344	0	1,344
Italy
Sovereign Issues	0	406	0	406
Ivory Coast
Loan Participations and Assignments	0	0	4,090	4,090
Sovereign Issues	0	1,100	0	1,100
Kazakhstan
Corporate Bonds & Notes	0	896	0	896
Luxembourg
Corporate Bonds & Notes	0	532	263	795
Malaysia
Sovereign Issues	0	6,254	0	6,254
Mexico
Sovereign Issues	0	10,235	0	10,235
Netherlands
Corporate Bonds & Notes	0	3,082	0	3,082
Panama
Sovereign Issues	0	2,561	0	2,561
Paraguay
Sovereign Issues	0	1,097	0	1,097
Peru
Corporate Bonds & Notes	0	8,850	0	8,850
Sovereign Issues	0	5,932	0	5,932
Philippines
Sovereign Issues	0	2,042	0	2,042
Qatar
Corporate Bonds & Notes	0	738	0	738
Romania
Sovereign Issues	0	2,763	0	2,763
Singapore
Corporate Bonds & Notes	0	598	0	598
Sovereign Issues	0	48,931	0	48,931
South Africa
Corporate Bonds & Notes	0	3,256	3,113	6,369
Sovereign Issues	0	21,794	0	21,794
Supranational
Corporate Bonds & Notes	0	17,759	0	17,759
Thailand
Sovereign Issues	0	154	0	154
Turkey
Loan Participations and Assignments	0	2,667	0	2,667
Sovereign Issues	0	5,501	0	5,501
United Arab Emirates
Corporate Bonds & Notes	0	2,044	0	2,044
United Kingdom
Corporate Bonds & Notes	0	4,511	0	4,511
Non-Agency Mortgage-Backed Securities	0	3,335	0	3,335
United States
Asset-Backed Securities	0	6,201	173	6,374
Common Stocks	0	0	77	77
Loan Participations and Assignments	0	0	1,301	1,301
Non-Agency Mortgage-Backed Securities	0	4,951	344	5,295

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Sovereign Issues	0	7,487	0	7,487
U.S. Government Agencies	0	33	0	33
Uruguay
Sovereign Issues	0	5,307	0	5,307
Zambia
Sovereign Issues	0	803	0	803
Short-Term Instruments
Repurchase Agreements	0	25,615	0	25,615
Egypt Treasury Bills	0	2,809	0	2,809
Hungary Treasury Bills	0	25,294	0	25,294
Japan Treasury Bills	0	32,009	0	32,009
Nigeria Treasury Bills	0	2,714	0	2,714
U.S. Treasury Bills	0	7,115	0	7,115

$0	$429,693	$16,973	$446,666
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,839	$0	$0	$28,839

Total Investments	$28,839	$429,693	$16,973	$475,505

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,170	0	1,170
Over the counter	0	25,217	0	25,217

$0	$26,387	$0	$26,387
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(884)	0	(886)
Over the counter	0	(11,453)	0	(11,453)

$(2)	$(12,337)	$0	$(12,339)

Total Financial Derivative Instruments	$(2)	$14,050	$0	$14,048

Totals	$28,837	$443,743	$16,973	$489,553

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,240	$0	$(625)	$4	$6	$(3)	$0	$0	$622	$(2)
Brazil
Corporate Bonds & Notes	41	0	0	(11)	0	(9)	0	0	21	(9)
Colombia
Loan Participations and Assignments	7,013	0	0	0	0	(44)	0	0	6,969	(44)
Ivory Coast
Loan Participations and Assignments	4,439	2,871	(3,215)	13	6	(24)	0	0	4,090	12
Luxembourg
Corporate Bonds & Notes	283	0	(27)	1	0	6	0	0	263	5
South Africa
Corporate Bonds & Notes	2,979	0	0	0	0	134	0	0	3,113	134
United States
Asset-Backed Securities	5,875	0	(1,292)	0	0	(4,570)	160	0	173	0
Common Stocks	77	0	0	0	0	0	0	0	77	0
Loan Participations and Assignments	0	1,300	0	0	0	1	0	0	1,301	1
Non-Agency Mortgage-Backed Securities	379	0	(35)	1	1	(2)	0	0	344	(5)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2024 (Unaudited)

Totals	$22,326	$4,171	$(5,194)	$8	$13	$(4,511)	$160	$0	$16,973	$92

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$622	Discounted Cash Flow	Discount Rate	10.854	—
Brazil
Corporate Bonds & Notes	21	Indicative Market Quotation	Broker Quote	$0.990	—
Colombia
Loan Participations and Assignments	6,969	Discounted Cash Flow	Discount Rate	10.310	—
Ivory Coast
Loan Participations and Assignments	4,090	Indicative Market Quotation	Broker Quote	98.800 - 99.750	99.470
Luxembourg
Corporate Bonds & Notes	263	Discounted Cash Flow	Discount Rate	11.940	—
South Africa
Corporate Bonds & Notes	3,113	Discounted Cash Flow	Discount Rate	9.730	—
United States
Asset-Backed Securities	173	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Common Stocks	77	Comparable Companies	EBITDA Multiple	X	5.100	—
Loan Participations and Assignments	1,301	Proxy Pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	344	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$16,973

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 3.0% ¤
CAYMAN ISLANDS 0.3%
CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)	$197	$13

CORPORATE BONDS & NOTES 0.3%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027 ^(b)	500	56
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049	1,500	54
Poinsettia Finance Ltd. 6.625% due 06/17/2031	656	566
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	67	8
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	67	7
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	135	13
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	202	17
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	202	15
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	95	7

		743

Total Cayman Islands (Cost $2,745)		756

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 02/17/2025 ^(b)	$1,000	5

Total China (Cost $990)		5

UNITED STATES 2.6%
U.S. GOVERNMENT AGENCIES 2.6%
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054	$1,600	1,465
4.500% due 08/01/2054	1,600	1,509
5.000% due 08/01/2054	1,700	1,643
5.500% due 08/01/2054	2,000	1,972

		6,589

Total United States (Cost $6,632)		6,589

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		310

Total Short-Term Instruments (Cost $310)		310

Total Investments in Securities (Cost $10,677)		7,660

	SHARES
INVESTMENTS IN AFFILIATES 99.5%
UNITED STATES 96.7%
MUTUAL FUNDS (c) 96.7%
PIMCO Emerging Markets Bond Fund	7,777,426	64,942
PIMCO Emerging Markets Corporate Bond Fund	7,055,032	63,495

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2024 (Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	21,632,017	122,437

		250,874

Total United States (Cost $267,480)		250,874

SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	745,924	7,257

Total Short-Term Instruments (Cost $7,255)		7,257

Total Investments in Affiliates (Cost $274,735)		258,131

Total Investments 102.5% (Cost $285,412)		$265,791
Financial Derivative Instruments (e)(f) (0.0)%(Cost or Premiums, net $58)		(6)
Other Assets and Liabilities, net (2.5)%		(6,433)

Net Assets 100.0%		$259,352

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$310	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(316)	$310	$310

Total Repurchase Agreements	$(316)	$310	$310

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2024	117	$12,868	$53	$0	$(31)

Total Futures Contracts	$53	$0	$(31)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$6,400	$161	$89	$250	$21	$0

Total Swap Agreements	$161	$89	$250	$21	$0

Cash of $798 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2024	BRL	11,900	$2,141	$12	$0
07/2024	$2,347	BRL	11,900	0	(218)
BSH	07/2024	BRL	15,300	$3,034	297	0
07/2024	$2,752	BRL	15,300	0	(15)
GLM	07/2024	BRL	8,500	$1,716	195	0
07/2024	$1,529	BRL	8,500	0	(9)
JPM	07/2024	BRL	15,300	$2,825	88	0
07/2024	$3,042	BRL	15,300	0	(305)

Total Forward Foreign Currency Contracts	$592	$(547)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2028	1.549%	$2,000	$(85)	$42	$0	$(43)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.53	800	(18)	20	2	0

Total Swap Agreements							$(103)	$62	$2	$(43)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes				$0		$13	$0		$13
Corporate Bonds & Notes				0		743	0		743
China
Corporate Bonds & Notes				0		5	0		5
United States
U.S. Government Agencies				0		6,589	0		6,589
Short-Term Instruments
Repurchase Agreements				0		310	0		310

				$0		$7,660	$0		$7,660
Investments in Affiliates, at Value
United States
Mutual Funds				250,874		0	0		250,874
Short-Term Instruments
Central Funds Used for Cash Management Purposes				7,257		0	0		7,257

				$258,131		$0	$0		$258,131

Total Investments				$258,131		$7,660	$0		$265,791

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		21	0		21
Over the counter				0		594	0		594

				$0		$615	$0		$615
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(31)	0		(31)
Over the counter				0		(590)	0		(590)

				$0		$(621)	$0		$(621)

Total Financial Derivative Instruments				$0		$(6)	$0		$(6)

Totals				$258,131		$7,654	$0		$265,785

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.3% ¤
AZERBAIJAN 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State Oil Co. of the Azerbaijan Republic 8.229% due 11/26/2024 «		$1,825	$1,817

Total Azerbaijan (Cost $1,812)			1,817

BRAZIL 3.3%
CORPORATE BONDS & NOTES 1.1%
Banco BTG Pactual SA 4.500% due 01/10/2025		$300	297
Banco do Brasil SA 8.500% due 07/29/2026	MXN	135,000	6,990
Oi SA 0.000% due 02/25/2035 «	BRL	2,500	52
Vale SA 0.000% due 12/29/2049 ~(h)		114,743	7,093

			14,432

SOVEREIGN ISSUES 2.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (f)		48,100	7,965
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2027		71,309	12,597
6.000% due 08/15/2030		42,098	7,378

			27,940

Total Brazil (Cost $49,179)			42,372

CAYMAN ISLANDS 1.1%
ASSET-BACKED SECURITIES 0.6%
LCM Ltd. 6.666% due 04/20/2031 •		$1,750	1,751
Venture CLO Ltd. 6.716% due 04/20/2032 •		4,000	4,002
Voya CLO Ltd. 6.529% due 04/17/2030 •		1,291	1,293

			7,046

CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (b)		394	26

CORPORATE BONDS & NOTES 0.5%
Fish Pond Re Ltd. 9.355% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		550	551
Interoceanica Finance Ltd. 0.000% due 11/30/2025 « (f)		119	112
Kaisa Group Holdings Ltd.
10.500% due 01/15/2025 ^(c)		4,300	156
11.250% due 04/16/2025 ^(c)		300	11
11.700% due 11/11/2025 ^(c)		4,200	147
Peru Payroll Deduction Finance Ltd. 0.000% due 11/01/2029 «(f)		1,554	1,279
Poinsettia Finance Ltd. 6.625% due 06/17/2031		2,870	2,474
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		1,577	1,538
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)		134	16
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)		134	13
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)		269	25
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)		404	35

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)		405	30
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)		190	14

			6,401

Total Cayman Islands (Cost $17,190)			13,473

CHILE 2.9%
SOVEREIGN ISSUES 2.9%
Bonos de la Tesoreria de la Republica en pesos
2.300% due 10/01/2028	CLP	1,525,000	1,409
3.400% due 10/01/2039 (g)		5,260,060	5,838
5.300% due 11/01/2037		2,585,000	2,532
5.800% due 10/01/2034		7,335,000	7,583
6.000% due 04/01/2033		11,180,000	11,762
6.200% due 10/01/2040		5,995,000	6,408
7.000% due 05/01/2034		510,000	574

Total Chile (Cost $36,444)			36,106

CHINA 2.2%
SOVEREIGN ISSUES 2.2%
China Government International Bond
2.600% due 09/01/2032	CNY	65,730	9,308
2.750% due 02/17/2032		1,780	255
2.800% due 11/15/2032		59,300	8,529
3.120% due 10/25/2052		5,900	919
3.810% due 09/14/2050		48,180	8,336

Total China (Cost $26,293)			27,347

COLOMBIA 4.4%
CORPORATE BONDS & NOTES 0.0%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	1,090,000	260

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
Ecopetrol SA TBD% due 08/16/2024 «µ		$21,400	21,305

SOVEREIGN ISSUES 2.7%
Colombia Government International Bond
8.000% due 11/14/2035		400	412
8.750% due 11/14/2053		1,200	1,265
Colombian TES
6.250% due 07/09/2036	COP	87,898,800	14,596
7.250% due 10/26/2050		2,400,700	375
9.250% due 05/28/2042		65,446,400	13,148
13.250% due 02/09/2033		12,838,000	3,518
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		3,616,000	870

			34,184

Total Colombia (Cost $57,395)			55,749

CZECH REPUBLIC 3.8%
SOVEREIGN ISSUES 3.8%
Czech Republic Government International Bond
0.950% due 05/15/2030 (k)	CZK	45,420	1,635
1.750% due 06/23/2032 (k)		378,400	13,639
2.000% due 10/13/2033 (k)		12,300	441
2.750% due 07/23/2029 (k)		45,400	1,830
4.200% due 12/04/2036 (k)		85,700	3,675
4.500% due 11/11/2032 (k)		234,670	10,301
4.900% due 04/14/2034 (k)		93,990	4,247
5.000% due 09/30/2030 (k)		275,400	12,388

Total Czech Republic (Cost $50,270)			48,156

DOMINICAN REPUBLIC 3.7%
SOVEREIGN ISSUES 3.7%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700	744
13.000% due 12/05/2025		888,100	15,328

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Dominican Republic International Bond
9.750% due 06/05/2026		59,600	1,016
10.750% due 06/01/2036 (a)		865,200	14,969
11.250% due 09/15/2035		481,100	8,602
13.625% due 02/03/2033		221,150	4,441
13.625% due 02/10/2034		63,300	1,296

Total Dominican Republic (Cost $45,294)			46,396

ECUADOR 0.4%
SOVEREIGN ISSUES 0.4%
Ecuador Government International Bond
2.500% due 07/31/2040 þ		$120	55
3.500% due 07/31/2035 þ		3,396	1,703
6.000% due 07/31/2030 þ		6,000	3,816

Total Ecuador (Cost $4,326)			5,574

HUNGARY 2.7%
SOVEREIGN ISSUES 2.7%
Hungary Government International Bond
2.000% due 05/23/2029	HUF	2,808,100	6,169
2.250% due 04/20/2033		775,800	1,488
3.000% due 08/21/2030		2,119,000	4,700
3.000% due 10/27/2038		731,300	1,305
4.750% due 11/24/2032		3,028,200	7,164
6.750% due 10/22/2028		4,918,400	13,364

Total Hungary (Cost $34,384)			34,190

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
HDFC Bank Ltd. 8.100% due 03/22/2025	INR	700,000	8,384

Total India (Cost $8,465)			8,384

INDONESIA 5.6%
SOVEREIGN ISSUES 5.6%
Indonesia Government International Bond
6.375% due 04/15/2032	IDR	121,951,000	7,167
6.500% due 02/15/2031		48,541,000	2,885
6.625% due 02/15/2034		30,622,000	1,815
6.875% due 04/15/2029		32,959,000	2,008
7.000% due 09/15/2030		78,608,000	4,803
7.000% due 02/15/2033		37,068,000	2,261
7.125% due 06/15/2038		86,770,000	5,328
7.125% due 06/15/2042		32,292,000	1,975
7.125% due 06/15/2043		68,502,000	4,195
7.500% due 08/15/2032		33,493,000	2,103
7.500% due 06/15/2035		126,249,000	7,965
7.500% due 05/15/2038		91,004,000	5,746
7.500% due 04/15/2040		124,180,000	7,844
8.250% due 05/15/2029		59,147,000	3,795
8.375% due 03/15/2034		118,779,000	7,917
8.750% due 05/15/2031		18,574,000	1,240
10.500% due 08/15/2030		22,905,000	1,639

Total Indonesia (Cost $76,503)			70,686

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031	EUR	742	791

Total Ireland (Cost $900)			791

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$1,400	1,422

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Italy (Cost $1,389)			1,422

IVORY COAST 1.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Republic of Cote d'lvoire
6.852% due 03/07/2025 «~	EUR	7,300	7,799
8.908% (EURO06M + 5.000%) due 03/19/2027 «~		2,340	2,475

			10,274

SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond
4.875% due 01/30/2032		2,717	2,444
5.250% due 03/22/2030		800	782

			3,226

Total Ivory Coast (Cost $13,786)			13,500

KAZAKHSTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Development Bank of Kazakhstan JSC 5.500% due 04/15/2027		$2,500	2,490

Total Kazakhstan (Cost $2,494)			2,490

LUXEMBOURG 0.1%
		SHARES
COMMON STOCKS 0.0%
Drillco Holding Lux SA «(d)(i)		10,272	240
Forsea Holding SA «(d)		10,634	249

			489

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$259	262
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		743	611
FORESEA Holding SA 7.500% due 06/15/2030		260	243

			1,116

Total Luxembourg (Cost $1,356)			1,605

MALAYSIA 6.3%
SOVEREIGN ISSUES 6.3%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	137,690	27,205
3.885% due 08/15/2029		42,690	9,159
4.065% due 06/15/2050		19,449	4,029
4.504% due 04/30/2029		13,330	2,933
4.696% due 10/15/2042		41,498	9,458
4.762% due 04/07/2037		9,554	2,185
4.893% due 06/08/2038		30,070	6,986
Malaysia Government Investment Issue
4.291% due 08/14/2043		37,740	8,191
4.417% due 09/30/2041		34,114	7,544
5.357% due 05/15/2052		10,317	2,579

Total Malaysia (Cost $79,848)			80,269

MEXICO 8.8%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(d)		742,577	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 8.8%
Mexico Government International Bond
3.000% due 12/03/2026 (g)	MXN	315,292	15,938
4.000% due 11/30/2028 (g)		75,592	3,867
4.000% due 08/24/2034 (g)		109,730	5,368
7.500% due 05/26/2033		250,800	11,810
7.750% due 05/29/2031		115,200	5,633
7.750% due 11/23/2034		100,000	4,721
7.750% due 11/13/2042		353,500	15,654
8.000% due 11/07/2047		102,100	4,577
8.000% due 07/31/2053		181,100	8,027
8.500% due 03/01/2029		302,000	15,545
8.500% due 05/31/2029		375,020	19,329
10.000% due 11/20/2036		29,100	1,607

			112,076

Total Mexico (Cost $124,304)			112,076

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond 7.900% due 02/09/2031	PYG	23,428,000	3,230

Total Paraguay (Cost $3,215)			3,230

PERU 6.4%
CORPORATE BONDS & NOTES 1.7%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	25,100	6,490
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043		56,200	14,987

			21,477

SOVEREIGN ISSUES 4.7%
Peru Government International Bond
5.350% due 08/12/2040		42,400	8,948
5.400% due 08/12/2034		21,900	5,027
6.150% due 08/12/2032		87,500	21,973
6.350% due 08/12/2028		6,100	1,632
6.850% due 02/12/2042		3,800	943
6.900% due 08/12/2037		58,800	14,705
6.950% due 08/12/2031		800	214
7.300% due 08/12/2033		23,200	6,203

			59,645

Total Peru (Cost $83,019)			81,122

PHILIPPINES 1.1%
SOVEREIGN ISSUES 1.1%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	369,000	5,948
6.250% due 02/28/2044		488,340	7,838

Total Philippines (Cost $14,276)			13,786

POLAND 2.5%
SOVEREIGN ISSUES 2.5%
Poland Government International Bond
1.750% due 04/25/2032 (k)	PLN	28,800	5,445
6.000% due 10/25/2033 (k)		104,600	26,629

Total Poland (Cost $31,357)			32,074

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd. 6.900% due 01/23/2025 «	IDR	100,000	6

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Qatar (Cost $7)			6

ROMANIA 3.3%
SOVEREIGN ISSUES 3.3%
Romania Government International Bond
4.150% due 01/26/2028	RON	35,100	7,058
4.250% due 04/28/2036		56,500	9,608
4.750% due 10/11/2034		27,400	4,992
4.850% due 07/25/2029		36,200	7,201
5.000% due 02/12/2029		10,300	2,082
5.250% due 05/30/2032	EUR	3,200	3,339
5.625% due 05/30/2037		3,200	3,309
7.350% due 04/28/2031	RON	8,300	1,837
7.900% due 02/24/2038		10,300	2,408

Total Romania (Cost $43,742)			41,834

SERBIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Project Mercury 0.400% - 8.088% (EURO06M + 4.200%) due 08/11/2030 «~	EUR	3,400	3,727

SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	2,926

Total Serbia (Cost $7,468)			6,653

SINGAPORE 0.7%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		$1,800	1,795

SOVEREIGN ISSUES 0.6%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	3,700	2,117
3.250% due 06/01/2054		7,290	5,572

			7,689

Total Singapore (Cost $9,211)			9,484

SOUTH AFRICA 12.3%
CORPORATE BONDS & NOTES 2.0%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	196,700	10,780
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)		143,600	4,901
0.000% due 12/31/2032 (f)		363,100	4,800
Transnet SOC Ltd. 10.000% due 03/30/2029		103,000	5,238

			25,719

SOVEREIGN ISSUES 10.3%
South Africa Government International Bond
6.250% due 03/31/2036		185,500	6,795
6.500% due 02/28/2041		63,300	2,129
7.000% due 02/28/2031 (k)		137,327	6,332
7.000% due 02/28/2031		74,200	3,421
8.000% due 01/31/2030 (k)		920,950	46,431
8.250% due 03/31/2032 (k)		239,300	11,478
8.500% due 01/31/2037 (k)		452,500	19,589
8.750% due 01/31/2044		120,700	4,976
8.750% due 02/28/2048		134,700	5,520
8.875% due 02/28/2035		29,200	1,358
9.000% due 01/31/2040		379,700	16,462
10.500% due 12/21/2026 (k)		30,200	1,723

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

10.500% due 12/21/2026		68,600	3,913

			130,127

Total South Africa (Cost $179,603)			155,846

SUPRANATIONAL 9.9%
CORPORATE BONDS & NOTES 9.9%
Asian Development Bank 6.720% due 02/08/2028	INR	1,718,200	20,571
European Investment Bank
2.875% due 11/15/2029	PLN	58,700	12,724
6.950% due 03/01/2029	INR	3,215,500	38,346
Inter-American Development Bank 7.000% due 01/25/2029		942,000	11,081
International Bank for Reconstruction & Development
4.500% due 04/15/2026	IDR	285,580,000	16,852
4.600% due 02/09/2026		222,900,000	13,225
7.050% due 07/22/2029	INR	1,045,500	12,699

Total Supranational (Cost $130,954)			125,498

TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 9.225% (EURO06M + 5.400%) due 04/26/2028 ~	EUR	3,200	3,401

Total Tanzania (Cost $3,750)			3,401

THAILAND 2.6%
SOVEREIGN ISSUES 2.6%
Thailand Government International Bond
2.000% due 06/17/2042	THB	71,760	1,657
2.875% due 06/17/2046		23,000	581
3.300% due 06/17/2038		116,128	3,302
3.390% due 06/17/2037		256,763	7,378
3.400% due 06/17/2036		132,283	3,805
3.450% due 06/17/2043		462,134	12,994
4.000% due 06/17/2055		111,880	3,348

Total Thailand (Cost $31,625)			33,065

TURKEY 2.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
SOCAR Turkey Enerji AS 7.348% (EURO06M + 3.450%) due 08/11/2026 ~	EUR	8,300	8,856

SOVEREIGN ISSUES 2.1%
Turkey Government International Bond
26.200% due 10/05/2033	TRY	424,000	12,737
37.000% due 02/18/2026		14,000	422
50.000% due 05/17/2028 ~		432,900	13,194

			26,353

Total Turkey (Cost $35,954)			35,209

UNITED ARAB EMIRATES 0.8%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		$2,700	2,744
5.500% due 05/08/2034		2,700	2,775

			5,519

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
NMC Healthcare LLC 11.585% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	18,776	5,163

Total United Arab Emirates (Cost $10,592)			10,682

UNITED KINGDOM 1.4%
CORPORATE BONDS & NOTES 1.0%
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$19,900	13,009

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC 6.083% due 01/17/2059 •	GBP	1,440	1,822
Rochester Financing PLC 5.934% due 12/18/2044 •		1,245	1,571
Tower Bridge Funding PLC 5.954% due 12/20/2063 •		562	710
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	771

			4,874

Total United Kingdom (Cost $16,455)			17,883

UNITED STATES 8.2%
ASSET-BACKED SECURITIES 3.5%
ACE Securities Corp. Home Equity Loan Trust 6.480% due 04/25/2035 •		$929	903
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.435% due 07/25/2035 •		1,800	1,715
Bear Stearns Asset-Backed Securities Trust
5.850% due 03/25/2034 •		466	464
6.300% due 08/25/2036 •		1,096	1,067
Credit-Based Asset Servicing & Securitization LLC
2.837% due 01/25/2036 þ		1,689	1,359
3.230% due 08/25/2035 •		1,560	1,426
5.559% due 07/25/2037 •		10	6
Fieldstone Mortgage Investment Trust 5.840% due 05/25/2036 •		1,496	1,072
First Franklin Mortgage Loan Trust 5.770% due 10/25/2036 •		2,000	1,549
GSAMP Trust
5.550% due 01/25/2037 •		919	543
5.760% due 12/25/2036 •		1,117	1,095
6.285% due 05/25/2034 •		2,046	1,864
Home Equity Mortgage Loan Asset-Backed Trust 5.940% due 08/25/2036 •		1,300	1,161
JP Morgan Mortgage Acquisition Corp. 6.045% due 05/25/2035 •		1,538	1,513
JP Morgan Mortgage Acquisition Trust 4.359% due 07/25/2036 •		3,232	2,862
Lehman XS Trust 4.970% due 01/25/2036 þ		2,928	2,466
Merrill Lynch Mortgage Investors Trust 6.210% due 09/25/2035 •		1,894	1,824
Morgan Stanley ABS Capital, Inc. Trust 6.390% due 07/25/2035 •		1,857	1,788
Morgan Stanley Mortgage Loan Trust
5.940% due 12/25/2036 •		3,183	1,052
7.004% due 11/25/2036 •		216	72
New Century Home Equity Loan Trust 5.780% due 08/25/2036 •		1,295	1,249
OneMain Financial Issuance Trust 4.130% due 05/14/2035		7,300	7,148
Option One Mortgage Loan Trust 5.680% due 04/25/2037 •		371	243
Residential Asset Mortgage Products Trust 6.615% due 02/25/2035 •		1,383	1,364
Saxon Asset Securities Trust 5.860% due 09/25/2047 •		3,193	2,959
WaMu Asset-Backed Certificates WaMu Trust 5.700% due 05/25/2037 •		4,648	4,092
Wells Fargo Home Equity Asset-Backed Securities Trust 6.100% due 03/25/2037 •		2,000	1,797

			44,653

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(i)		823,266	89

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
Rio Oil Finance Trust 9.750% due 01/06/2027		$303	313

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ziraat Bank TBD% due 06/15/2034 «		3,900	3,902

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		407	344
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~		3,073	2,601
Banc of America Funding Trust 2.372% due 03/20/2036 «~		11	9
BCAP LLC Trust
4.325% due 05/26/2037 ~		2,088	1,783
5.800% due 01/25/2037 •		160	140
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~		31	27
5.075% due 01/25/2035 ~		3	3
Bear Stearns ALT-A Trust
4.195% due 04/25/2037 ~		6,186	4,261
4.324% due 08/25/2036 ~		252	170
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		2,703	2,394
5.261% due 07/25/2046 ~		24	21
6.238% due 03/25/2034 ~		4	4
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		46	38
Countrywide Home Loan Mortgage Pass-Through Trust 4.425% due 09/25/2047 ~		15	13
Countrywide Home Loan Reperforming REMIC Trust 5.864% due 11/25/2034 •		158	142
GreenPoint Mortgage Funding Trust 5.900% due 06/25/2045 •		42	38
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •		189	151
GSR Mortgage Loan Trust 4.968% due 11/25/2035 ~		57	29
HarborView Mortgage Loan Trust
6.035% due 08/19/2036 «~		1	1
7.153% due 10/19/2035 •		300	151
Impac CMB Trust
5.730% due 01/25/2033 «þ		279	268
6.100% due 03/25/2035 •		72	67
IndyMac INDX Mortgage Loan Trust
5.820% due 02/25/2037 •		880	839
6.100% due 07/25/2045 •		103	79
JP Morgan Mortgage Trust 5.312% due 06/25/2036 «~		176	116
JP Morgan Resecuritization Trust 2.500% due 03/25/2056		189	181
Luminent Mortgage Trust 5.820% due 12/25/2036 •		11	10
Morgan Stanley Mortgage Loan Trust 6.965% due 06/25/2036 ~		7	6
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ		7,927	2,021
Residential Accredit Loans, Inc. Trust
0.000% due 02/25/2036 ~		91	75
6.020% due 10/25/2037 ~		844	689
Residential Asset Securitization Trust 5.860% due 01/25/2046 •		128	35
Sequoia Mortgage Trust 4.898% due 01/20/2047 ~		16	11
Structured Adjustable Rate Mortgage Loan Trust
5.206% due 03/25/2036 ~		37	28
6.553% due 01/25/2035 •		27	24
Structured Asset Mortgage Investments Trust 5.760% due 02/25/2037 •		993	897
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 þ		1,282	287
Thornburg Mortgage Securities Trust 7.017% due 06/25/2047 •		264	222
WaMu Mortgage Pass-Through Certificates Trust
3.767% due 01/25/2037 ~		41	35
4.256% due 12/25/2036 ~		26	23
4.422% due 09/25/2036 ~		34	28
5.830% due 05/25/2034 •		191	170
Wells Fargo Mortgage-Backed Securities Trust 6.478% due 10/25/2036 ~		465	429

			18,860

SOVEREIGN ISSUES 2.9%
Colombian TES
1.000% due 11/03/2027 «	COP	76,934,000	16,469

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

1.000% due 09/18/2030 «		25,461,000	5,456
1.000% due 03/26/2031 «		53,223,300	10,764
1.000% due 06/30/2032 «		12,288,000	2,404
1.000% due 02/09/2033 «		5,297,000	1,451

			36,544

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(i)		1	0

Total United States (Cost $110,407)			104,361

		PRINCIPAL AMOUNT (000s)
URUGUAY 1.2%
SOVEREIGN ISSUES 1.2%
Uruguay Government International Bond
3.400% due 05/16/2045 (g)	UYU	365,082	9,227
9.750% due 07/20/2033		256,400	6,515

Total Uruguay (Cost $16,376)			15,742

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
11.000% due 04/27/2025	ZMW	6,600	261
12.000% due 07/04/2025		19,134	759
12.000% due 05/03/2028		3,600	110
22.000% due 01/22/2029		3,100	125
23.000% due 01/22/2031		26,200	1,053

Total Zambia (Cost $2,393)			2,308

SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (j) 0.8%			10,668

EGYPT TREASURY BILLS 1.5%
25.660% due 07/30/2024 - 09/24/2024 (e)(f)	EGP	974,425	19,223

NIGERIA TREASURY BILLS 0.6%
26.306% due 02/25/2025 - 05/27/2025 (e)(f)	NGN	13,871,290	7,714

U.S. TREASURY BILLS 1.3%
5.421% due 07/11/2024 - 09/19/2024 (e)(f)(m)(o)		$16,758	16,653

Total Short-Term Instruments (Cost $54,412)			54,258

Total Investments in Securities (Cost $1,416,448)			1,348,845

		SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short Asset Portfolio		3,375,666	32,926
PIMCO Short-Term Floating NAV Portfolio III		5,106,351	49,680

Total Short-Term Instruments (Cost $83,409)			82,606

Total Investments in Affiliates (Cost $83,409)			82,606

Total Investments 112.8% (Cost $1,499,857)			$1,431,451
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $(13,950))			(6,049)
Other Assets and Liabilities, net (12.3)%			(156,019)

Net Assets 100.0%			$1,269,383

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$89	$89	0.01%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	206	240	0.02

$295	$329	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$10,668	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(10,882)	$10,668	$10,670

Total Repurchase Agreements	$(10,882)	$10,668	$10,670

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	8.450%	06/14/2024	TBD(3)	ZAR	(12,482)	$(689)
BRC	4.750	04/23/2024	07/01/2024	CZK	(97,944)	(4,230)
4.750	04/23/2024	TBD(3)	(1,067,401)	(46,142)
4.750	06/24/2024	TBD(3)	(9,927)	(425)
8.400	06/27/2024	TBD(3)	ZAR	(1,156,109)	(63,603)
GSC	5.800	02/22/2024	TBD(3)	(23,637)	(5,996)
5.800	02/23/2024	TBD(3)	(14,457)	(3,666)
MBC	5.850	03/19/2024	TBD(3)	PLN	(604)	(153)
5.850	05/16/2024	TBD(3)	(15,004)	(3,755)
5.850	05/31/2024	TBD(3)	(66,984)	(16,723)
5.850	06/24/2024	TBD(3)	(13,012)	(3,236)
5.850	07/01/2024	TBD(3)	(7,817)	(1,942)
8.450	06/04/2024	07/01/2024	ZAR	(260,359)	(14,399)
8.450	07/01/2024	TBD(3)	(97,772)	(5,374)

Total Reverse Repurchase Agreements	$(170,333)

(k)	Securities with an aggregate market value of $165,991 and cash of $1,332 have been pledged as collateral under the terms of master agreements as of June 30, 2024.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(51,790) at a weighted average interest rate of 6.762%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	1,107	$226,070	$(106)	$0	$(26)
U.S. Treasury 5-Year Note September Futures	09/2024	53	5,649	24	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2024	90	9,899	41	0	(24)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	19	2,157	34	0	(9)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	13	1,629	46	0	(21)

$39	$0	$(86)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	25	$(3,524)	$(46)	$11	$(1)
U.S. Treasury Long-Term Bond September Futures	09/2024	5	(592)	1	5	0

$(45)	$16	$(1)

Total Futures Contracts	$(6)	$16	$(87)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.830%	$100	$1	$(1)	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	4,900	54	(46)	8	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.023	200	2	(2)	0	0	0

$57	$(49)	$8	$1	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	14,100	$(17)	$(19)	$(36)	$1	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	19,000	54	(148)	(94)	25	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	1,500	(6)	41	35	6	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	3,800	16	22	38	16	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	6,900	(161)	(98)	(259)	0	(72)
Pay	1-Day INR-MIBOR Compounded-OIS	1.000	Semi-Annual	06/20/2026	INR	7,615,800	12	281	293	0	(11)
Pay	1-Day INR-MIBOR Compounded-OIS	6.384	Semi-Annual	06/20/2026	4,338,900	(149)	(18)	(167)	6	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	663,660	(36)	(24)	(60)	0	(3)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	994,130	42	31	73	0	(11)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2029	2,147,950	29	(137)	(108)	0	(12)
Pay	1-Day INR-MIBOR Compounded-OIS	1.000	Semi-Annual	06/20/2034	1,106,700	20	20	40	0	(12)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day INR-MIBOR Compounded-OIS	6.397	Semi-Annual	06/20/2034		1,946,000	(12)	(57)	(69)	22	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2034		1,642,960	(255)	151	(104)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	06/19/2025	JPY	25,670,000	54	38	92	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.232	Annual	10/05/2025		19,410,000	(154)	94	(60)	25	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	SGD	25,040	(375)	128	(247)	22	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		44,270	125	187	312	49	0
Pay	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2026	THB	3,299,420	179	88	267	12	0
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028		77,500	0	34	34	1	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		35,300	(19)	10	(9)	1	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		1,675,150	88	(197)	(109)	0	(29)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		$2,400	14	21	35	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.455	Annual	06/30/2026		234,900	0	124	124	6	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/18/2026		34,000	(552)	135	(417)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	519	1,667	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		74,800	176	1,609	1,785	115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		8,000	(19)	(78)	(97)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		310,293	(7,754)	3,116	(4,638)	0	(593)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		95,900	1,500	(67)	1,433	181	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/18/2029		8,200	226	(48)	178	16	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		53,500	(240)	(132)	(372)	0	(118)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		120,000	541	293	834	265	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		18,400	(229)	(49)	(278)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		42,300	905	(267)	638	158	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,600	(5)	(48)	(53)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		1,800	(5)	(54)	(59)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	96	(79)	17	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,900	126	(101)	25	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		600	13	(16)	(3)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,300	75	(59)	16	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,800	66	(46)	20	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,200	45	(30)	15	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		1,200	47	(30)	17	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,500	83	(36)	47	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		2,600	(102)	62	(40)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,700	(36)	40	4	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,900	(28)	45	17	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		8,300	183	201	384	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,960	(433)	(492)	(925)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,300	(8)	31	23	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		2,500	(18)	59	41	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		1,300	2	30	32	8	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	21	18	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	25	33	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	28	40	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	11	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		500	(2)	(14)	(16)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	(10)	(12)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		1,600	(7)	(48)	(55)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		1,300	(6)	(12)	(18)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		1,100	(4)	(5)	(9)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,600	(6)	0	(6)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		1,100	(4)	12	8	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		1,000	(4)	12	8	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		2,300	(7)	24	17	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		6,000	(17)	59	42	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		3,100	(8)	45	37	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		4,600	(15)	97	82	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(12)	(21)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		73,100	2,744	(1,476)	1,268	451	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	0	(6)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(8)	(13)	0	(13)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/18/2034		2,400	(57)	25	(32)	0	(15)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		17,000	73	(244)	(171)	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		500	16	(16)	0	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	16	(12)	4	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(38)	9	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,300	156	71	227	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		40,200	2,367	(624)	1,743	702	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/18/2054		2,600	125	(25)	100	45	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,800	37	52	89	49	0
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024	BRL	206,200	(59)	12	(47)	0	0
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		224,500	(123)	13	(110)	0	0
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		184,300	155	(11)	144	0	0
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024		453,800	761	(27)	734	0	0
Pay	1-Year BRL-CDI	10.660	Maturity	01/02/2025		611,400	0	(24)	(24)	0	(53)
Receive	1-Year BRL-CDI	10.710	Maturity	01/02/2025		804,100	0	(67)	(67)	0	(67)
Pay	1-Year BRL-CDI	10.811	Maturity	01/02/2025		196,270	(69)	(191)	(260)	0	(17)
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		259,400	(11)	(1,170)	(1,181)	0	(125)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	57	65	6	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	705	468	75	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(948)	(472)	0	(102)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(6,909)	(1,847)	(8,756)	0	(169)
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(481)	(431)	0	(45)
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	1,866	1,929	174	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(649)	(649)	0	(60)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(525)	(525)	0	(51)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(473)	(473)	0	(46)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	822	822	78	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(688)	(688)	0	(65)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(889)	(889)	0	(87)
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(1,545)	(1,732)	0	(144)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(266)	(266)	0	(33)
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(264)	(264)	0	(33)
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(278)	(278)	0	(45)
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(426)	(352)	0	(40)
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	521	521	92	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	245	132	23	0
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(1,056)	(586)	0	(99)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	698	698	152	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	303	303	70	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(309)	(309)	0	(76)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(579)	(220)	0	(54)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	221	221	64	0
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(1,064)	(967)	0	(99)
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	117	117	93	0
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	134	134	108	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	81	81	140	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		86,300	(147)	(772)	(919)	0	(75)
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(35)	(34)	0	(3)
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	45	45	16	0
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		76,800	0	(112)	(112)	0	(46)
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	123,900	(229)	(136)	(365)	3	0
Pay(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		444,280	507	390	897	0	(13)
Receive	3-Month COP-IBR Compounded-OIS	8.340	Quarterly	02/26/2026	COP	120,032,100	61	151	212	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026		62,555,000	0	127	127	6	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		32,313,000	0	59	59	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		9,001,000	0	17	17	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		17,916,600	0	33	33	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		8,967,200	0	12	12	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		41,755,100	0	(59)	(59)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		25,340,400	0	(30)	(30)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		30,589,000	0	(7)	(7)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		30,589,000	0	1	1	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		16,539,400	0	12	12	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		86,840,700	0	(25)	(25)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	06/20/2026		31,103,400	0	3	3	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		51,160,000	0	(22)	(22)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.580	Quarterly	06/28/2026		64,268,000	0	13	13	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	(234)	136	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		13,847,600	213	(130)	83	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		37,614,700	(267)	291	24	12	0
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		34,958,000	(7)	(333)	(340)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	(77)	(77)	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	04/26/2029		54,068,000	0	(35)	(35)	12	0
Pay	3-Month COP-IBR Compounded-OIS	8.085	Quarterly	05/16/2029		30,805,200	0	(53)	(53)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.910	Quarterly	05/17/2029		37,372,100	0	128	128	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	05/31/2029		32,868,700	0	(41)	(41)	6	0
Receive	3-Month COP-IBR Compounded-OIS	8.415	Quarterly	06/04/2029		46,829,800	0	(87)	(87)	9	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	06/12/2029		25,387,200	0	53	53	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.168	Quarterly	06/17/2029		24,098,800	0	(7)	(7)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.090	Quarterly	06/21/2029		9,863,500	0	9	9	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		18,927,300	0	5	5	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	(25)	33	8	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	428	1,754	9	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	162	689	4	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	61	169	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	150	87	2	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	102	55	5	0
Pay	3-Month COP-IBR Compounded-OIS	7.620	Quarterly	02/26/2034		32,637,500	(127)	(249)	(376)	0	(18)
Receive	3-Month COP-IBR Compounded-OIS	8.380	Quarterly	06/28/2034		17,829,000	0	(12)	(12)	8	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	600	(1)	(3)	(4)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		2,200	(3)	(6)	(9)	0	(2)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		900	(3)	(3)	(6)	0	(2)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	25,800	(1)	188	187	24	0
Pay	3-Month ILS-TELBOR	3.792	Annual	11/06/2028		12,400	53	(66)	(13)	0	(13)
Receive	3-Month KRW-KORIBOR	3.302	Quarterly	06/20/2026	KRW	29,910,520	(1)	(14)	(15)	0	(10)
Pay	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		12,717,100	0	260	260	11	0
Pay	3-Month KRW-KORIBOR	3.192	Quarterly	06/20/2034		5,919,650	0	15	15	12	0
Receive	3-Month PLN-WIBOR	5.335	Annual	06/28/2026	PLN	40,700	0	10	10	5	0
Pay	3-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	18	(103)	0	(31)
Pay	3-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	(373)	(385)	0	(19)
Pay	3-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	(88)	(88)	0	(8)
Pay	3-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	(82)	(82)	0	(9)
Pay	3-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	(101)	(101)	0	(8)
Pay	3-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	(51)	(42)	0	(14)
Pay	3-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	(5)	(5)	0	(4)
Pay	3-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	(57)	(78)	0	(17)
Pay	3-Month PLN-WIBOR	5.087	Annual	06/28/2034		9,700	0	(6)	(6)	0	(3)
Receive	3-Month ZAR-JIBAR	7.881	Quarterly	02/09/2026	ZAR	249,000	66	(52)	14	5	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		94,500	0	(21)	(21)	2	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	(25)	(387)	0	(10)
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	17	(335)	13	0
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		212,100	165	(3)	162	0	(22)
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	3	(100)	15	0
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	1	(5)	4	0
Receive	3-Month ZAR-JIBAR	8.070	Quarterly	11/30/2028		131,600	4	0	4	14	0
Receive	3-Month ZAR-JIBAR	8.599	Quarterly	06/05/2029		155,100	0	(147)	(147)	18	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		109,600	(63)	71	8	0	(16)
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	01/31/2030		54,100	(36)	(9)	(45)	8	0
Receive	3-Month ZAR-JIBAR	8.695	Quarterly	01/31/2030		20,560	(16)	(3)	(19)	3	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		32,700	(26)	(5)	(31)	5	0
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		61,400	(54)	(10)	(64)	9	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		61,000	(67)	(10)	(77)	9	0
Pay	3-Month ZAR-JIBAR	10.150	Quarterly	05/18/2033		94,400	329	34	363	0	(27)
Pay	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		53,600	(74)	109	35	0	(14)
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	73	74	0	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	260	381	1	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	44	44	13	0
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	49	540	3	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		3,255,000	0	(48)	(48)	0	0
Pay	6-Month CLP-CHILIBOR	4.980	Semi-Annual	10/01/2028		3,065,000	0	(41)	(41)	0	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	38	10	0	0
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	83	15	0	0
Receive	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		8,861,500	(233)	252	19	1	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	107	(97)	0	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	210	(217)	1	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	76	(52)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	(49)	38	0	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	55	25	80	1	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	(22)	37	15	1	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		2,681,300	(93)	96	3	1	0
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		255,800	(6)	4	(2)	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		338,800	(18)	11	(7)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	(138)	(138)	3	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(1,736)	607	(1,129)	0	(11)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	70	(7)	0	(1)
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	69	6	0	(1)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	43	(3)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	165	(178)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	37	(55)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	339	(557)	0	(7)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	105	(244)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(75)	9	1	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(150)	(48)	3	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(42)	(44)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	(127)	(178)	3	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	(32)	(32)	2	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	(11)	(11)	2	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	(5)	(5)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(38)	(38)	0	(4)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	(129)	336	6	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		147,900	87	170	257	4	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	(219)	(159)	12	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	(555)	(555)	31	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		259,400	0	238	238	0	(12)
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		165,900	0	(22)	(22)	5	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(77)	(76)	0	(5)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(337)	222	5	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		274,300	0	465	465	0	(2)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026	EUR	17,500	(11)	36	25	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		35,000	63	38	101	25	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		1,000	(19)	(11)	(30)	1	0
Receive	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,800	(230)	11	(219)	8	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		2,000	(8)	(81)	(89)	4	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,000	(4)	(53)	(57)	2	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(28)	(30)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,700	(7)	(67)	(74)	4	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		2,200	(8)	(74)	(82)	5	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,600	(6)	(43)	(49)	4	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		2,800	(11)	(70)	(81)	6	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		2,800	(10)	(51)	(61)	6	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,600	(5)	(33)	(38)	4	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		2,700	(10)	69	59	6	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,400	(4)	(10)	(14)	0	(3)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		1,300	(4)	26	22	3	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		41,700	82	(255)	(173)	0	(88)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		900	52	(12)	40	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		7,500	14	(8)	6	18	0
Receive	6-Month HUF-BBR	13.550	Annual	12/12/2024	HUF	3,983,900	(532)	(531)	(1,063)	0	(6)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(983)	58	(925)	1	0
Receive	6-Month HUF-BBR	6.220	Annual	02/15/2026		4,337,100	131	52	183	0	(11)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(1,283)	(120)	(1,403)	17	0
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(224)	10	(214)	4	0
Receive	6-Month HUF-BBR	5.670	Annual	01/15/2027		1,173,400	5	101	106	0	(5)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(808)	(971)	(1,779)	41	0
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(1,921)	751	(1,170)	0	(19)
Receive	6-Month HUF-BBR	8.500	Annual	01/17/2028		662,500	(194)	81	(113)	0	(2)
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		2,092,700	509	(20)	489	5	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	(2)	502	5	0
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	200	209	0	(1)
Receive	6-Month HUF-BBR	5.880	Annual	02/08/2029		2,365,400	0	187	187	0	(3)
Pay	6-Month HUF-BBR	5.690	Annual	03/12/2029		885,000	0	(77)	(77)	1	0
Pay	6-Month HUF-BBR	5.735	Annual	03/14/2029		1,587,600	0	(128)	(128)	2	0
Pay	6-Month HUF-BBR	6.200	Annual	03/20/2029		1,238,700	0	(33)	(33)	2	0
Pay	6-Month HUF-BBR	6.400	Annual	03/28/2029		1,251,500	0	(2)	(2)	2	0
Pay	6-Month HUF-BBR	6.500	Annual	04/02/2029		1,385,900	0	16	16	3	0
Pay	6-Month HUF-BBR	6.590	Annual	05/07/2029		647,900	0	18	18	1	0
Pay	6-Month HUF-BBR	8.670	Annual	05/23/2029		1,155,300	461	(151)	310	2	0
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(9)	(9)	0	(1)
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		1,709,800	0	0	0	0	(2)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	(108)	(1,054)	0	(9)
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	151	151	14	0
Pay	6-Month HUF-BBR	6.140	Annual	02/15/2034		880,700	(86)	(3)	(89)	0	(9)
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024	PLN	50,900	226	(88)	138	4	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024		63,200	(60)	(545)	(605)	0	(1)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		39,700	588	(97)	491	6	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		7,500	22	(23)	(1)	0	(1)
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	1	(307)	0	(3)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	208	25	10	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	340	(124)	15	0
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	394	(421)	16	0
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(2)	(17)	2	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	(10)	(101)	13	0
Pay	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		3,900	3	0	3	0	(1)
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		19,600	949	140	1,089	9	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		12,000	322	23	345	4	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	135	(31)	3	0
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	270	(109)	5	0
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	56	18	4	0
Receive	28-Day MXN-TIIE	10.900	Lunar	06/04/2025	MXN	353,320	0	(6)	(6)	0	(12)
Pay	28-Day MXN-TIIE	9.763	Lunar	03/20/2026		556,300	13	(348)	(335)	46	0
Pay	28-Day MXN-TIIE	9.696	Lunar	03/23/2026		255,100	0	(167)	(167)	21	0
Receive	28-Day MXN-TIIE	10.285	Lunar	04/20/2026		1,035,900	0	101	101	0	(92)
Pay	28-Day MXN-TIIE	10.310	Lunar	06/08/2026		340,800	0	(10)	(10)	31	0
Pay	28-Day MXN-TIIE	9.440	Lunar	03/04/2027		267,000	112	(309)	(197)	27	0
Pay	28-Day MXN-TIIE	10.055	Lunar	03/04/2027		187,300	261	(250)	11	20	0
Pay	28-Day MXN-TIIE	10.090	Lunar	03/04/2027		114,300	166	(154)	12	12	0
Receive	28-Day MXN-TIIE	9.270	Lunar	03/23/2027		284,400	0	278	278	0	(29)
Receive	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		49,200	(52)	86	34	0	(5)
Pay	28-Day MXN-TIIE	9.620	Lunar	05/30/2029		315,580	0	21	21	30	0
Receive	28-Day MXN-TIIE	9.800	Lunar	06/15/2029		234,700	0	(120)	(120)	0	(22)
Pay(5)	28-Day MXN-TIIE	9.533	Lunar	06/25/2029		87,700	0	0	0	0	0
Pay	28-Day MXN-TIIE	9.345	Lunar	04/10/2034		39,430	0	(10)	(10)	4	0
Pay(5)	CAONREPO	3.500	Semi-Annual	09/18/2026	CAD	12,400	(80)	30	(50)	1	0
Receive(5)	CAONREPO	3.000	Semi-Annual	09/18/2029		18,100	333	(123)	210	9	0
Pay(5)	CAONREPO	3.250	Semi-Annual	09/18/2034		14,000	(302)	172	(130)	0	(28)
Receive(5)	CAONREPO	3.000	Semi-Annual	09/18/2054		3,600	248	(86)	162	16	0

							$(10,957)	$(5,206)	$(16,163)	$4,411	$(3,881)

Total Swap Agreements							$(10,900)	$(5,255)	$(16,155)	$4,412	$(3,881)

(m)				Securities with an aggregate market value of $1,361 and cash of $34,483 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(6)					Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(n)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	9,269		$5,687	$42	$0
	07/2024		$2,684	NZD	4,381	0	(16)
	08/2024	NZD	735		$450	2	0
	10/2024	CNH	33,636		4,699	52	0
BOA	07/2024	HUF	1,224,392		3,328	11	0
	07/2024	IDR	84,391,409		5,151	0	(7)
	07/2024	KRW	291,065		213	2	0
	07/2024	PLN	69,975		17,268	1	(115)
	07/2024	SGD	3,153		2,335	10	0
	07/2024		$2,493	IDR	40,800,719	1	0
	07/2024		1,827	NOK	19,560	5	0
	07/2024		19,917	PLN	79,865	21	(99)
	07/2024		1,527	TRY	51,617	44	0
	08/2024	TRY	8,421		$240	0	(3)
	08/2024		$1,139	PKR	328,602	31	0
	09/2024	COP	6,016,655		$1,466	34	0
	11/2024	TRY	24,850		628	0	(39)
	11/2024	ZMW	23,119		836	0	(74)
	12/2024	EGP	132		2	0	(1)
	01/2025	TRY	69,521		1,597	0	(117)
	02/2025	CNH	16,413		2,298	11	0
	05/2025	TRY	33,322		713	0	(41)
BPS	07/2024	AUD	1,033		688	0	(1)
	07/2024	BRL	131,583		23,924	385	0
	07/2024	CLP	6,317,190		6,691	0	(21)
	07/2024	EUR	6,349		6,873	74	0
	07/2024	GBP	29,710		37,952	395	0
	07/2024	IDR	511,588		31	0	0
	07/2024	JPY	590,500		3,747	76	0
	07/2024	KRW	288,884		210	1	0
	07/2024	PLN	225,428		55,985	77	(79)
	07/2024	THB	64,687		1,762	0	(3)
	07/2024	TRY	107,794		3,193	0	(23)
	07/2024		$25,758	BRL	131,583	0	(2,219)
	07/2024		6,693	CLP	6,317,190	20	0
	07/2024		4,814	EUR	4,486	3	(13)
	07/2024		4,275	GBP	3,372	0	(13)
	07/2024		18,227	IDR	297,583,446	0	(40)
	07/2024		8,265	JPY	1,286,000	0	(272)
	07/2024		4,086	MYR	19,266	1	0
	07/2024		94,524	PLN	381,541	316	(74)
	07/2024		9,633	SGD	13,065	2	0
	07/2024		87,809	THB	3,234,519	437	0
	08/2024	EUR	2,028		$2,172	0	(3)
	08/2024	SGD	13,046		9,633	0	(2)
	08/2024	TRY	5,161		148	0	(2)
	08/2024		$689	AUD	1,033	1	0
	08/2024		3,035	TRY	105,616	31	0
	09/2024	CNH	896		$125	1	0
	09/2024	COP	19,986,272		4,952	194	0
	09/2024	INR	89,091		1,062	0	(4)
	09/2024	TWD	34,882		1,084	8	0
	09/2024		$3,847	CLP	3,545,395	0	(82)
	09/2024		796	CNH	5,696	0	(11)
	09/2024		12,209	INR	1,020,165	0	(5)
	10/2024		22,780	CNH	163,714	0	(164)
	12/2024		4,177		29,955	0	(24)
	12/2024		1,603	EGP	78,228	0	(85)
	01/2025	CNH	31,044		$4,346	31	0
	05/2029	KWD	7,247		24,915	717	0
	07/2029		806		2,774	82	0
BRC	07/2024	CLP	3,014,195		3,169	0	(34)
	07/2024	CZK	66,608		2,855	7	0
	07/2024	IDR	23,753,451		1,466	14	0
	07/2024	MXN	102,522		5,605	8	0
	07/2024	MYR	32,663		6,923	0	(5)
	07/2024	PLN	14,275		3,553	11	(3)
	07/2024	TRY	573		17	0	0
	07/2024		$3,276	CLP	3,014,195	0	(73)
	07/2024		17,688	GBP	14,000	10	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024		4,966	INR	414,744	5	0
	07/2024		1,567	JPY	243,500	0	(53)
	07/2024		526	NOK	5,537	0	(8)
	07/2024		23,636	PLN	93,591	12	(404)
	07/2024		16,629	RON	76,638	0	(142)
	07/2024		6,908	TRY	234,095	60	0
	08/2024		4,983		171,273	44	0
	09/2024	MXN	221,885		$11,842	0	(141)
	09/2024		$1,445	COP	6,083,060	3	0
	09/2024		10,473	MXN	199,405	296	0
	09/2024		1,533	TRY	56,781	89	0
	10/2024	CNH	15,470		$2,150	13	0
	10/2024	TRY	45,300		1,165	0	(89)
	11/2024		$628	TRY	24,869	39	0
	01/2025	TRY	169,941		$4,076	0	(202)
	01/2025		$1,283	TRY	55,939	96	0
	02/2025		2,298	CNH	16,404	0	(12)
	04/2025	TRY	54,307		$1,185	0	(73)
	05/2025		$713	TRY	33,322	41	0
BSH	07/2024	BRL	85,800		$17,012	1,663	0
	07/2024		$15,435	BRL	85,800	0	(86)
CBK	07/2024	BRL	564,617		$103,313	2,310	0
	07/2024	CHF	683		750	0	(10)
	07/2024	CLP	3,167,560		3,443	77	0
	07/2024	EUR	7,272		7,876	88	0
	07/2024	GBP	499		637	6	0
	07/2024	PEN	131,172		34,936	808	0
	07/2024	PLN	21,736		5,361	6	(44)
	07/2024	RON	14,204		3,063	8	(1)
	07/2024	SEK	23,664		2,229	0	(4)
	07/2024		$111,235	BRL	564,617	0	(10,232)
	07/2024		6,041	EUR	5,576	0	(69)
	07/2024		316	KES	43,608	21	0
	07/2024		13,637	MXN	248,938	51	(105)
	07/2024		318	NGN	495,431	10	0
	07/2024		5,676	PEN	21,637	0	(47)
	07/2024		1,971	PHP	115,575	7	0
	07/2024		14,187	PLN	56,111	5	(257)
	07/2024		1,438	SEK	15,030	0	(19)
	07/2024		1,822	TRY	61,682	33	0
	07/2024		2,103	UYU	82,902	0	(1)
	07/2024		33,378	ZAR	600,000	0	(442)
	07/2024	UYU	167,238		$4,288	86	(7)
	07/2024	ZAR	1,065		58	0	0
	08/2024	BRL	39,969		7,175	51	0
	08/2024	COP	36,429,817		9,271	555	0
	08/2024	EGP	33,152		683	5	0
	08/2024		$88,180	BRL	483,074	0	(2,079)
	09/2024	COP	9,689,126		$2,298	0	(8)
	09/2024	INR	2,371,424		28,365	15	(18)
	09/2024	MXN	253,651		13,552	0	(147)
	09/2024	PEN	75,147		20,077	526	0
	09/2024	TWD	12,759		396	2	0
	09/2024		$800	EGP	39,408	0	(5)
	09/2024		307	MXN	5,754	4	0
	09/2024	UYU	15,504		$392	7	0
	10/2024		$4,828	COP	21,059,736	173	0
	12/2024	EGP	7,740		$120	0	(31)
	12/2024		$1,164	EGP	56,413	0	(70)
	01/2025		4,346	CNH	31,026	0	(33)
	01/2025		4,828	COP	21,281,824	164	0
	02/2025	UGX	1,979,824		$477	0	(37)
	04/2025		$4,828	COP	21,653,580	187	0
	04/2025		1,185	TRY	54,222	71	0
	10/2025		2,391	COP	11,648,952	244	0
DUB	07/2024	BRL	21,330		$4,078	262	0
	07/2024	CLP	8,446,024		9,132	158	0
	07/2024	KRW	157,890		115	0	0
	07/2024	NGN	710,892		573	103	0
	07/2024		$3,837	BRL	21,330	0	(21)
	07/2024		177	EGP	8,448	0	(1)
	07/2024		46,687	MYR	220,115	0	(1)
	07/2024		2,765	RON	12,855	1	0
	08/2024	BRL	2,651		$515	43	0
	08/2024	EUR	13,813	PLN	63,782	1,003	0
	08/2024		$432	KES	58,798	18	0
	09/2024	KZT	418,258		$894	24	0
	09/2024	PEN	33,423		8,982	287	0
	09/2024		$403	KZT	191,705	0	(4)
	10/2024		653	TRY	26,363	58	0
	11/2024	JPY	588,326		$4,167	440	0
	11/2024	ZMW	23,244		836	0	(79)
	02/2025	UGX	6,194,316		1,526	0	(80)
	02/2025		$595	PKR	178,500	14	0
	03/2025		2,615	EGP	149,709	198	0
	03/2025		853	TRY	40,575	107	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

FAR	07/2024	BRL	8,662		$1,600	50	0
	07/2024	EUR	62,980		68,595	1,146	0
	07/2024	JPY	1,781,885		11,411	335	0
	07/2024		$742	AUD	1,114	1	0
	07/2024		1,558	BRL	8,662	0	(9)
	07/2024		9,554	JPY	1,523,100	0	(87)
	07/2024		861	NZD	1,412	0	(1)
	08/2024	NZD	1,412		$861	1	0
GLM	07/2024	BRL	220,315		40,814	1,402	0
	07/2024	CLP	11,115,365		12,107	296	0
	07/2024	DOP	1,085,899		18,456	122	(44)
	07/2024		$39,878	BRL	220,315	0	(467)
	07/2024		6,660	CLP	6,219,108	0	(52)
	07/2024		131	EGP	6,321	0	(1)
	07/2024		18,207	MXN	329,049	0	(257)
	07/2024		135	THB	4,949	0	0
	07/2024		712	UYU	28,083	0	0
	07/2024	UYU	28,083		$734	22	0
	07/2024	ZAR	230,017		12,572	0	(54)
	08/2024	DOP	632,461		10,608	3	(57)
	08/2024		$30,898	BRL	164,736	0	(1,537)
	08/2024		2,185	COP	9,443,570	74	0
	08/2024		11,063	DOP	658,258	35	0
	08/2024		165	EGP	8,029	0	(1)
	09/2024	DOP	659,972		$10,984	0	(125)
	09/2024	KZT	401,076		857	22	0
	09/2024		$4,710	TRY	177,209	323	0
	09/2024		1,669	UYU	66,171	0	(27)
	10/2024		7,779	BRL	42,692	0	(220)
	10/2024		25,300	CNH	181,668	0	(204)
	10/2024		1,825	TRY	71,665	140	0
	11/2024		4,167	JPY	588,995	0	(435)
	11/2024		1,335	TRY	54,420	121	0
	01/2025		4,076		169,941	202	0
	03/2025		7,253		347,457	954	0
	04/2025	BRL	48,100		$8,649	309	0
	04/2025		$10,002	COP	45,694,137	581	0
JPM	07/2024	COP	19,176,368		$4,618	7	0
	07/2024	CZK	193,566		8,387	109	0
	07/2024	KES	115,789		891	0	(4)
	07/2024	KRW	194,861		141	0	0
	07/2024	PEN	27,666		7,388	190	0
	07/2024	SGD	9,913		7,359	48	0
	07/2024		$3,601	CHF	3,231	0	(4)
	07/2024		282	CNY	2,012	0	(3)
	07/2024		2,803	COP	11,696,970	10	0
	07/2024		204	CZK	4,726	0	(2)
	07/2024		2,240	THB	82,287	5	0
	07/2024		684	UYU	26,884	0	(12)
	07/2024		4,275	ZAR	77,811	0	(3)
	07/2024	ZAR	435,701		$23,668	0	(249)
	08/2024	CHF	3,219		3,601	4	0
	08/2024	CNY	2,014		282	0	0
	08/2024	EUR	4,028	PLN	17,360	0	(16)
	08/2024	KES	58,798		$444	0	(7)
	08/2024	PLN	63,616	EUR	13,813	0	(961)
	08/2024	TRY	143,397		$4,033	0	(131)
	08/2024		$4,556	COP	19,703,561	158	0
	08/2024		212	NGN	309,687	0	(7)
	08/2024		530	PKR	152,166	11	0
	08/2024		3,849	TRY	132,585	47	0
	09/2024	COP	22,106,129		$5,426	167	(3)
	09/2024	EUR	2,872	PLN	13,623	295	0
	09/2024	INR	470,156		$5,614	0	(11)
	09/2024	PLN	6,254	EUR	1,381	0	(69)
	09/2024	TWD	21,707		$674	5	0
	09/2024		$2,813	COP	11,777,870	0	(10)
	09/2024		1,292	EGP	66,736	55	0
	10/2024		22,563	CNH	161,443	0	(261)
	11/2024		2,212	TRY	87,302	121	0
	12/2024	CNH	29,970		$4,177	22	0
	12/2024	EGP	60,557		989	0	(186)
	12/2024		$903	EGP	43,941	0	(50)
	01/2025		314	TRY	13,557	20	0
	03/2025		1,085	EGP	62,008	80	0
	03/2025		740	TRY	35,849	109	0
MBC	07/2024	AUD	2,770		$1,848	0	0
	07/2024	CAD	13,678		10,045	47	0
	07/2024	CZK	84,472		3,647	35	0
	07/2024	HUF	614,133		1,664	0	0
	07/2024	JPY	1,363,914		8,626	146	0
	07/2024	NOK	19,523		1,833	4	0
	07/2024	TRY	115,052		3,447	0	(32)
	07/2024		$1,788	AUD	2,689	5	0
	07/2024		10,000	CAD	13,682	4	(2)
	07/2024		90,640	CZK	2,090,431	0	(1,244)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024		1,891	EUR	1,751	0	(16)
	07/2024		1,587	GBP	1,244	0	(14)
	07/2024		39,916	HUF	14,877,178	397	0
	07/2024		2,077	UYU	80,744	0	(29)
	07/2024	UYU	165,013		$4,185	36	(3)
	08/2024	CAD	6,365		4,652	0	(4)
	08/2024	EGP	66,373		1,366	9	0
	08/2024		$6,687	JPY	1,068,557	0	(14)
	08/2024		1,833	NOK	19,507	0	(4)
	09/2024	TWD	1,672		$52	0	0
	09/2024		$225	EGP	11,063	0	(2)
	09/2024		3,241	MXN	60,165	9	0
	09/2024		1,041	UYU	40,849	0	(27)
	09/2024	UYU	94,709		$2,409	60	0
	10/2024		$13,833	CNH	99,316	0	(113)
	12/2024	CNH	28,158		$3,945	42	0
	12/2024		$3,945	CNH	28,148	0	(43)
	02/2025	UGX	5,996,078		$1,489	0	(68)
MYI	07/2024	BRL	156,012		29,205	1,297	0
	07/2024	INR	2,609,005		31,171	0	(110)
	07/2024	MYR	6,829		1,448	0	0
	07/2024	NOK	5,575		523	1	0
	07/2024	THB	232,256		6,332	12	(16)
	07/2024		$28,953	BRL	156,012	0	(1,045)
	07/2024		1,336	CHF	1,196	0	(5)
	07/2024		8,121	EUR	7,574	0	(10)
	07/2024		8,253	GBP	6,511	0	(22)
	07/2024		3,201	HUF	1,186,236	13	0
	07/2024		1,939	JPY	290,356	0	(132)
	07/2024		818	SEK	8,645	0	(3)
	07/2024	ZAR	26,558		$1,443	0	(15)
	08/2024	SEK	8,631		818	3	0
	08/2024		$5,796	BRL	31,987	0	(95)
	08/2024		631	IDR	9,698,470	0	(38)
	08/2024		523	NOK	5,571	0	(1)
	09/2024	CLP	1,904,096		$2,014	0	(8)
	09/2024	INR	223,734		2,676	0	(1)
	09/2024	MXN	119,222		6,343	0	(96)
	09/2024	TWD	8,635		269	3	0
	09/2024		$4,209	PEN	16,041	0	(36)
	10/2024		8,019	CNH	58,001	0	(7)
	10/2024		2,948	JPY	451,616	0	(90)
	12/2024	EGP	74,845		$1,137	0	(316)
NGF	08/2024		$1,129	IDR	17,352,730	0	(69)
RBC	07/2024	BRL	6,360		$1,144	6	0
	07/2024	CLP	3,014,195		3,193	0	(10)
	07/2024		$1,166	BRL	6,360	0	(29)
	07/2024		3,169	CLP	3,014,195	34	0
	07/2024		2,237	COP	9,220,457	0	(24)
	07/2024		14,705	EUR	13,625	9	(122)
	07/2024		6,444	GBP	5,082	0	(20)
	08/2024	GBP	5,082		$6,446	20	0
	09/2024	MXN	104,954		5,544	0	(124)
	09/2024		$3,191	CLP	3,014,195	11	0
RYL	07/2024	EUR	2,028		$2,170	0	(2)
	07/2024		$6,522	EUR	6,097	7	0
	07/2024		1,489	NZD	2,405	0	(24)
	10/2024	JPY	451,943		$2,948	88	0
SCX	07/2024	BRL	10,983		2,016	51	0
	07/2024	CNY	2,011		283	4	0
	07/2024	KRW	146,593		108	1	0
	07/2024	MYR	63,550		13,487	8	0
	07/2024		$1,976	BRL	10,983	0	(11)
	07/2024		40,852	EUR	38,130	0	(17)
	07/2024		2,511	JPY	393,300	0	(67)
	07/2024		524	KES	72,181	34	0
	07/2024		1,355	KRW	1,873,518	4	0
	07/2024		13	MXN	238	0	0
	07/2024		812	NGN	1,204,738	9	(24)
	07/2024		5,818	PEN	22,043	0	(83)
	07/2024		36,367	ZAR	670,156	421	0
	08/2024	EUR	38,130		$40,912	18	0
	08/2024	NGN	784,193		554	35	0
	08/2024	UGX	1,781,254		452	0	(25)
	08/2024		$2,061	COP	8,920,008	73	0
	08/2024		143	EGP	8,152	23	0
	08/2024		13,045	EUR	12,171	8	0
	08/2024		333	NGN	474,506	0	(18)
	09/2024	AED	19,214		$5,233	0	0
	09/2024	CNH	421		59	1	0
	09/2024	INR	2,948,641		35,232	0	(41)
	09/2024	KZT	180,761		384	8	0
	09/2024	MXN	9,822		522	0	(8)
	09/2024	PHP	1,035,007		17,641	0	(59)
	09/2024	TWD	14,403		447	3	0
	09/2024		$581	CNH	4,184	0	(5)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

09/2024	2,723	EGP	133,890	0	(23)
09/2024	381	KZT	180,761	0	(4)
10/2024	CNH	10,156	$1,403	0	0
12/2024	EGP	90,449	1,392	0	(363)
12/2024	$1,172	EGP	57,208	0	(62)
SOG	09/2024	177	8,697	0	(1)
SSB	07/2024	IDR	25,693,020	$1,577	7	0
07/2024	PLN	20,910	5,199	5	0
07/2024	$1,509	EUR	1,391	0	(19)
07/2024	5,184	PLN	20,910	10	0
09/2024	PEN	5,800	$1,569	61	0
09/2024	$1,577	TWD	50,801	0	(10)
TOR	07/2024	BRL	46,992	$8,521	114	0
07/2024	CHF	32	36	0	0
07/2024	HUF	12,688,545	34,265	0	(117)
07/2024	$8,523	BRL	46,992	0	(116)
07/2024	2,357	HUF	868,764	0	(3)
07/2024	656	NZD	1,070	0	(4)
07/2024	3,475	PLN	13,924	0	(17)
08/2024	BRL	72,234	$13,039	165	0
08/2024	NZD	1,070	656	4	0
09/2024	CLP	1,109,211	1,176	0	(2)
UAG	07/2024	CHF	7,200	7,968	0	(46)
07/2024	PLN	3,288	818	1	0
07/2024	$3,907	CHF	3,486	0	(27)
07/2024	213	ILS	789	0	(4)
07/2024	209	PLN	836	0	(1)
07/2024	578	ZAR	10,655	7	0
08/2024	TRY	114,021	$3,327	0	(37)
08/2024	$2,779	JPY	443,400	0	(10)

Total Forward Foreign Currency Contracts	$24,741	$(29,705)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	$90	$2
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	136
Put - OTC USD versus ZAR	ZAR	18.100	07/11/2024	7,148	47	58
Put - OTC USD versus ZAR	18.300	07/11/2024	7,148	73	99
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	1,006	121	256
Call - OTC USD versus CNH	7.325	12/06/2024	877	110	169
Call - OTC USD versus CNH	7.350	12/06/2024	11	1	2
Call - OTC USD versus CNH	7.400	12/06/2024	1,207	110	172
Call - OTC USD versus CNH	7.325	01/14/2025	1,017	99	167
Call - OTC USD versus CNH	7.400	01/14/2025	1,210	96	151
Call - OTC USD versus CNH	7.400	01/23/2025	1,206	114	153
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	585	63	89
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	1,206	127	225
Call - OTC USD versus CNH	7.450	02/14/2025	1,206	114	138
GLM	Call - OTC USD versus JPY	JPY	167.000	11/05/2024	5,381	275	821
JPM	Put - OTC EUR versus PLN	PLN	4.400	08/22/2024	1,088	273	931
MBC	Call - OTC USD versus CNH	CNH	7.350	12/06/2024	1,029	99	188
Call - OTC USD versus CNH	7.300	02/14/2025	52	6	8
Call - OTC USD versus CNH	7.375	02/14/2025	1,216	119	166
MYI	Call - OTC USD versus JPY	JPY	168.000	10/29/2024	872	78	111
SCX	Call - OTC USD versus CNH	CNH	7.300	02/14/2025	405	41	61

$2,146	$4,103

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(3)	Expiration Date	Notional Amount(1)	Cost(3)	Market Value

MYI	Call & Put - OTC USD vs MXN Forward Volatility Agreement	0.000%	10/25/2024	6,300	$0	$7

Total Purchased Options	$2,146	$4,110

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus TRY	TRY	43.800	11/01/2024	3,924	$(96)	$(54)
	Call - OTC USD versus TRY		49.800	01/28/2025	9,440	(304)	(226)
	Call - OTC USD versus TRY		55.000	05/01/2025	3,930	(163)	(145)
	Put - OTC USD versus ZAR	ZAR	17.840	07/11/2024	14,296	(49)	(48)
	Put - OTC USD versus ZAR		18.000	07/11/2024	14,296	(72)	(84)
CBK	Call - OTC USD versus MXN	MXN	17.450	07/01/2024	9,400	(328)	(435)
	Put - OTC USD versus MXN		17.450	07/01/2024	9,400	(328)	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC USD versus TRY	TRY	39.000	04/03/2025	6,334	(95)	(198)
DUB	Call - OTC USD versus TRY	40.385	10/28/2024	1,920	(192)	(43)
Put - OTC USD versus TRY	40.385	10/28/2024	1,920	(192)	(211)
GLM	Put - OTC USD versus TRY	33.000	07/04/2024	4,488	(67)	(30)
Put - OTC USD versus TRY	35.500	10/03/2024	5,813	(63)	(156)
Call - OTC USD versus TRY	40.250	10/30/2024	1,942	(195)	(46)
Put - OTC USD versus TRY	40.250	10/30/2024	1,942	(195)	(207)
Call - OTC USD versus TRY	39.800	10/31/2024	964	(96)	(25)
Put - OTC USD versus TRY	39.800	10/31/2024	964	(96)	(92)
Call - OTC USD versus TRY	40.930	11/07/2024	960	(91)	(23)
Put - OTC USD versus TRY	40.930	11/07/2024	960	(91)	(111)
Call - OTC USD versus TRY	41.150	11/07/2024	960	(91)	(22)
Put - OTC USD versus TRY	41.150	11/07/2024	960	(91)	(116)
Call - OTC USD versus TRY	41.160	11/11/2024	957	(91)	(24)
Put - OTC USD versus TRY	41.160	11/11/2024	957	(91)	(112)
Put - OTC USD versus TRY	36.500	01/03/2025	4,535	(126)	(92)
Put - OTC USD versus TRY	36.500	01/07/2025	4,574	(123)	(93)
Put - OTC USD versus TRY	36.757	01/09/2025	4,466	(113)	(100)
MYI	Call - OTC USD versus IDR	IDR	15,370.000	08/13/2024	3,506	(112)	(212)
Put - OTC USD versus IDR	15,370.000	08/13/2024	3,506	(112)	0
NGF	Call - OTC USD versus IDR	15,370.000	08/13/2024	5,945	(190)	(360)
Put - OTC USD versus IDR	15,370.000	08/13/2024	5,945	(190)	(1)

$(4,043)	$(3,266)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	3,100	$(5)	$(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	3,100	(5)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	3,500	(11)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	3,500	(11)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	800	(3)	(3)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	900	(2)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	900	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	1,300	(5)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	1,500	(2)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	1,500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,700	(7)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,700	(7)	(2)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	1,500	(2)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	1,500	(2)	(1)

$(74)	$(34)

Total Written Options	$(4,117)	$(3,300)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(5)
									Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.690%	$7,200	$165	$49	$214	$0
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	3,900	29	(12)	17	0
BPS	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.690	8,600	241	14	255	0
BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.690	3,350	79	21	100	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	3,400	(66)	(3)	0	(69)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	6,100	44	(17)	27	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	13,000	(379)	6	0	(373)
CBK	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.106	4,200	31	(13)	18	0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	0.615	800	49	(51)	0	(2)
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.690	3,850	93	21	114	0
JPM	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.700	8,300	254	(8)	246	0

$540	$7	$991	$(444)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(6)
Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	colombia Government International Bond	1.000%	Quarterly	06/20/2029	1.946%	$2,800	$(122)	$8	$0	$(114)
BRC	South Africa Government International Bond	1.000	Quarterly	06/20/2029	2.083	18,700	(868)	(1)	0	(869)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.946	4,300	(188)	13	0	(175)
Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	11,100	(64)	16	0	(48)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.066	8,000	0	617	617	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.946	7,600	(277)	(32)	0	(309)
Israel Government International Bond	1.000	Quarterly	12/20/2024	0.847	1,600	2	0	2	0
Israel Government International Bond	1.000	Quarterly	12/20/2025	1.005	6,800	7	(5)	2	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	1.036	1,000	0	0	0	0
Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445	200	(2)	(2)	0	(4)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.530	5,300	(119)	132	13	0
South Africa Government International Bond	1.000	Quarterly	06/20/2029	2.083	3,800	(184)	8	0	(176)
MYC	South Africa Government International Bond	1.000	Quarterly	06/20/2029	2.083	3,600	(168)	1	0	(167)

$(1,983)	$755	$634	$(1,862)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(10)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.527% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	$25,127	PHP	1,480,500	$(55)	$(144)	$0	$(199)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month IDR-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	15,520	IDR	253,478,470	(50)	27	0	(23)
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.534% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	4,363	PHP	256,695	(11)	(39)	0	(50)
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.531% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	3,756	220,830	(6)	(29)	0	(35)
MBC	Floating rate equal to 3-Month INR-LIBOR plus 0.680% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	INR	974,243	$11,631	26	38	64	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NGF	Floating rate equal to 3-Month INR-LIBOR plus 0.681% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	279,951		3,343	7	9	16	0
SCX	Floating rate equal to 3-Month INR-LIBOR plus 0.677% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/18/2029	2,020,747		24,114	73	20	93	0

								$(16)	$(118)	$173	$(307)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610%	Quarterly	02/11/2026	COP	16,064,000	$0	$206	$206	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	42,000	14	(25)	0	(11)
	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		82,180	137	(24)	113	0
BRC	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	ILS	27,400	0	(627)	0	(627)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(562)	0	(562)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	326	326	0
CBK	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029	MYR	59,490	82	(1)	81	0
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	CLP	2,445,900	(38)	209	171	0
GLM	Receive	1-Year BRL-CDI	11.730	Maturity	01/02/2025	BRL	30,800	0	42	42	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	247	247	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(539)	0	(539)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(463)	0	(463)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(462)	0	(462)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(161)	0	(161)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(289)	0	(289)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	286,290	38	(116)	0	(78)
	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028		77,200	138	41	179	0
JPM	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	09/18/2029		26,000	(28)	1	0	(27)
	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		13,740	19	0	19	0
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	329	329	0
SCX	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	09/18/2029	MYR	63,130	(18)	(48)	0	(66)
	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		25,100	36	(2)	34	0

								$380	$(1,918)	$1,747	$(3,285)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(11)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

SCX	Receive	U.S. Treasury Inflation Protected Securities	0	6.050% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/02/2025	R	322,000	$0	$0	$0	$0

Total Swap Agreements									$(1,079)	$(1,274)	$3,545	$(5,898)

(o)

Securities with an aggregate market value of $15,003 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(4)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(7)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(9)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(10)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(11)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$0	$1,817	$1,817
Brazil
Corporate Bonds & Notes	0	14,380	52	14,432
Sovereign Issues	0	27,940	0	27,940
Cayman Islands
Asset-Backed Securities	0	7,046	0	7,046
Convertible Bonds & Notes	0	26	0	26
Corporate Bonds & Notes	0	5,122	1,279	6,401
Chile
Sovereign Issues	0	36,106	0	36,106
China
Sovereign Issues	0	27,347	0	27,347
Colombia
Corporate Bonds & Notes	0	260	0	260
Loan Participations and Assignments	0	0	21,305	21,305
Sovereign Issues	0	34,184	0	34,184
Czech Republic
Sovereign Issues	0	48,156	0	48,156
Dominican Republic
Sovereign Issues	0	46,396	0	46,396
Ecuador
Sovereign Issues	0	5,574	0	5,574
Hungary
Sovereign Issues	0	34,190	0	34,190
India
Corporate Bonds & Notes	0	8,384	0	8,384
Indonesia
Sovereign Issues	0	70,686	0	70,686
Ireland
Asset-Backed Securities	0	791	0	791
Italy
Sovereign Issues	0	1,422	0	1,422
Ivory Coast
Loan Participations and Assignments	0	0	10,274	10,274
Sovereign Issues	0	3,226	0	3,226
Kazakhstan
Corporate Bonds & Notes	0	2,490	0	2,490
Luxembourg
Common Stocks	0	0	489	489
Corporate Bonds & Notes	0	854	262	1,116
Malaysia
Sovereign Issues	0	80,269	0	80,269
Mexico
Sovereign Issues	0	112,076	0	112,076
Paraguay
Sovereign Issues	0	3,230	0	3,230
Peru
Corporate Bonds & Notes	0	21,477	0	21,477
Sovereign Issues	0	59,645	0	59,645
Philippines
Sovereign Issues	0	13,786	0	13,786
Poland
Sovereign Issues	0	32,074	0	32,074
Qatar
Corporate Bonds & Notes	0	0	6	6
Romania
Sovereign Issues	0	41,834	0	41,834
Serbia
Loan Participations and Assignments	0	0	3,727	3,727
Sovereign Issues	0	2,926	0	2,926
Singapore
Corporate Bonds & Notes	0	1,795	0	1,795
Sovereign Issues	0	7,689	0	7,689
South Africa
Corporate Bonds & Notes	0	14,939	10,780	25,719
Sovereign Issues	0	130,127	0	130,127
Supranational
Corporate Bonds & Notes	0	125,498	0	125,498
Tanzania
Loan Participations and Assignments	0	3,401	0	3,401
Thailand
Sovereign Issues	0	33,065	0	33,065
Turkey
Loan Participations and Assignments	0	8,856	0	8,856
Sovereign Issues	0	26,353	0	26,353
United Arab Emirates
Corporate Bonds & Notes	0	5,519	0	5,519
Loan Participations and Assignments	0	0	5,163	5,163
United Kingdom
Corporate Bonds & Notes	0	13,009	0	13,009
Non-Agency Mortgage-Backed Securities	0	4,874	0	4,874
United States
Asset-Backed Securities	0	44,653	0	44,653
Common Stocks	0	0	89	89

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Corporate Bonds & Notes	0	313	0	313
Loan Participations and Assignments	0	0	3,902	3,902
Non-Agency Mortgage-Backed Securities	0	18,466	394	18,860
Sovereign Issues	0	36,544	0	36,544
Uruguay
Sovereign Issues	0	15,742	0	15,742
Zambia
Sovereign Issues	0	2,308	0	2,308
Short-Term Instruments
Repurchase Agreements	0	10,668	0	10,668
Egypt Treasury Bills	0	19,223	0	19,223
Nigeria Treasury Bills	0	7,714	0	7,714
U.S. Treasury Bills	0	16,653	0	16,653

$0	$1,289,306	$59,539	$1,348,845
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,606	$0	$0	$82,606

Total Investments	$82,606	$1,289,306	$59,539	$1,431,451

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	4,417	0	4,428
Over the counter	0	31,779	617	32,396

$11	$36,196	$617	$36,824
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(3,967)	0	(3,968)
Over the counter	0	(38,903)	0	(38,903)

$(1)	$(42,870)	$0	$(42,871)

Total Financial Derivative Instruments	$10	$(6,674)	$617	$(6,047)

Totals	$82,616	$1,282,632	$60,156	$1,425,404

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/SettlementS (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$3,620	$0	$(1,825)	$13	$17	$(8)	$0	$0	$1,817	$(7)
Brazil
Corporate Bonds & Notes	102	0	0	(28)	0	(22)	0	0	52	(22)
Cayman Islands
Corporate Bonds & Notes	1,376	0	(97)	11	15	(26)	0	0	1,279	(27)
Colombia
Loan Participations and Assignments	21,439	0	0	0	0	(134)	0	0	21,305	(134)
Ivory Coast
Loan Participations and Assignments	13,253	7,764	(10,709)	3	94	(131)	0	0	10,274	33
Luxembourg
Common Stocks	504	0	0	0	0	(15)	0	0	489	(15)
Corporate Bonds & Notes	283	0	(27)	1	0	5	0	0	262	6
Qatar
Corporate Bonds & Notes	6	0	0	0	0	0	0	0	6	0
Serbia
Loan Participations and Assignments	3,722	0	0	0	0	5	0	0	3,727	5
South Africa
Corporate Bonds & Notes	10,318	0	0	0	0	462	0	0	10,780	462
Tanzania
Loan Participations and Assignments	3,874	0	(429)	1	(40)	(5)	0	(3,401)	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

United Arab Emirates

Loan Participations and Assignments	9,115	0	(3,834)	(10)	0	(108)	0	0	5,163	(36)
United States
Common Stocks	89	0	0	0	0	0	0	0	89	0
Loan Participations and Assignments	0	3,900	0	0	0	2	0	0	3,902	2
Non-Agency Mortgage-Backed Securities	417	0	(22)	0	0	(1)	0	0	394	(3)

	$68,118	$11,664	$(16,943)	$(9)	$86	$24	$0	$(3,401)	$59,539	$264
Financial Derivative Instruments - Assets
Over the counter	$534	$0	$0	$0	$0	$83	$0	$0	$617	$84

Totals	$68,652	$11,664	$(16,943)	$(9)	$86	$107	$0	$(3,401)	$60156	$348

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique				Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments		$1,817	Discounted Cash Flow				Discount Rate		10.854	—
Brazil
Corporate Bonds & Notes		52	Indicative Market Quotation				Broker Quote		$0.990	—
Cayman Islands
Corporate Bonds & Notes		1,279	Discounted Cash Flow				Discount Rate		3.713	—
Colombia
Loan Participations and Assignments		21,305	Discounted Cash Flow				Discount Rate		10.310	—
Ivory Coast
Loan Participations and Assignments		10,274	Indicative Market Quotation				Broker Quote		98.800 - 99.750	99.521
Luxembourg
Common Stocks		489	Indicative Market Quotation				Broker Quote		$23.375	—
Corporate Bonds & Notes		262	Discounted Cash Flow				Discount Rate		11.940	—
Qatar
Corporate Bonds & Notes		6	Discounted Cash Flow				Discount Rate		7.401	—
Serbia
Loan Participations and Assignments		3,727	Discounted Cash Flow				Discount Rate		7.769	—
South Africa
Corporate Bonds & Notes		10,780	Discounted Cash Flow				Discount Rate		9.730	—
United Arab Emirates
Loan Participations and Assignments		5,163	Third Party Vendor				Broker Quote		101.000	—
United States
Common Stocks		89	Comparable Companies				EBITDA Multiple	X	5.100	—
Loan Participations and Assignments		3,902	Proxy Pricing				Base Price		100.000	—
Non-Agency Mortgage-Backed Securities		394	Fair Valuation of Odd Lot Positions				Adjustment factor		2.500	—
Financial Derivative Instruments - Assets
Over the counter		617	Indicative Market Quotation			Broker Quote			6.553	—

Total		$60,156

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO ESG Income Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Market Bidco Ltd. 8.578% (EURO03M + 4.750%) due 11/04/2027 ~	EUR	262	$280

Total Loan Participations and Assignments (Cost $245)			280

CORPORATE BONDS & NOTES 31.1%
BANKING & FINANCE 20.7%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$500	440
Acef Holding SCA 0.750% due 06/14/2028	EUR	500	473
AIB Group PLC
2.875% due 05/30/2031 •		400	416
6.608% due 09/13/2029 •		$500	516
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		400	313
Ally Financial, Inc.
2.200% due 11/02/2028		800	693
8.000% due 11/01/2031		450	497
American Homes 4 Rent LP 5.500% due 02/01/2034		450	443
American Tower Corp.
2.100% due 06/15/2030		500	419
3.100% due 06/15/2050		300	194
Asian Development Bank
6.550% due 01/26/2025	ZAR	40,000	2,171
6.720% due 02/08/2028	INR	187,400	2,244
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	950
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(d)(e)		200	176
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,147
6.204% due 11/10/2028 •		500	515
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		500	503
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	751
Barclays PLC
5.501% due 08/09/2028 •		$1,000	998
7.385% due 11/02/2028 •		800	843
BNP Paribas SA
4.625% due 02/25/2031 •(d)(e)		400	321
7.750% due 08/16/2029 •(d)(e)		1,000	1,011
Boston Properties LP
2.550% due 04/01/2032		150	117
3.400% due 06/21/2029		100	89
BPCE SA 2.045% due 10/19/2027 •		500	459
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	296
Citycon Treasury BV 1.625% due 03/12/2028	EUR	300	275
CNP Assurances SACA 1.250% due 01/27/2029		500	474
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(d)(e)		400	408
CPI Property Group SA
1.500% due 01/27/2031		100	76
4.000% due 01/22/2028 þ	GBP	200	221
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	438
Crown Castle, Inc. 3.100% due 11/15/2029		$400	357
CTP NV
1.250% due 06/21/2029	EUR	200	186
1.500% due 09/27/2031		500	439
Deutsche Bank AG
1.875% due 02/23/2028 •		200	203
6.119% due 07/14/2026 •		$600	601
Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	933

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

1.000% due 01/15/2032		300	257
1.250% due 02/01/2031		200	179
EQT AB
0.875% due 05/14/2031		800	693
2.375% due 04/06/2028		800	808
Equinix, Inc. 3.900% due 04/15/2032		$400	364
First American Financial Corp. 2.400% due 08/15/2031		600	479
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		200	199
FS KKR Capital Corp.
1.650% due 10/12/2024		200	197
3.125% due 10/12/2028		400	347
Globalworth Real Estate Investments Ltd. 6.250% due 03/31/2030	EUR	376	377
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	329
2.615% due 04/22/2032 •		500	421
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		1,000	927
Grainger PLC 3.000% due 07/03/2030	GBP	100	107
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	281
HAT Holdings LLC
3.375% due 06/15/2026		535	505
3.750% due 09/15/2030		300	262
8.000% due 06/15/2027		550	572
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	209
3.375% due 12/15/2029		600	536
3.500% due 09/15/2030		200	177
5.700% due 07/01/2034		300	295
Howard Hughes Corp. 4.375% due 02/01/2031		600	517
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	582
6.254% due 03/09/2034 •		600	625
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	193
5.950% due 02/15/2028		400	341
ING Groep NV
2.727% due 04/01/2032 •		200	169
3.875% due 05/16/2027 •(d)(e)		200	170
4.250% due 05/16/2031 •(d)(e)		200	156
4.252% due 03/28/2033 •		500	462
4.875% due 05/16/2029 •(d)(e)		200	174
Intesa Sanpaolo SpA 6.625% due 06/20/2033		700	722
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		500	527
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		1,400	1,166
Kilroy Realty LP
2.500% due 11/15/2032		200	150
2.650% due 11/15/2033		900	662
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	200	225
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	376
3.750% due 03/18/2028 •		500	478
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	712
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	414
Munich Re 5.875% due 05/23/2042 •		400	400
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	282
NatWest Group PLC 5.125% due 05/12/2027 •(d)(e)	GBP	200	235
NE Property BV 3.375% due 07/14/2027	EUR	300	313
Nexi SpA 1.625% due 04/30/2026		550	563
Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	618
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		500	418
OneMain Finance Corp. 3.500% due 01/15/2027		781	732
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	187
Regency Centers LP 3.700% due 06/15/2030		100	92

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		500	504
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,324
6.534% due 01/10/2029 •		300	308
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (e)		200	187
4.375% due 04/13/2032 (e)		500	462
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	302
1.750% due 11/24/2028		200	186
SLM Corp. 3.125% due 11/02/2026		$900	839
Standard Chartered PLC
2.678% due 06/29/2032 •		200	164
3.603% due 01/12/2033 •		200	169
6.301% due 01/09/2029 •		600	613
7.767% due 11/16/2028 •		500	532
Sun Communities Operating LP 4.200% due 04/15/2032		300	269
SVB Financial Group 4.570% due 04/29/2033 ^(b)		1,150	692
UBS Group AG
4.375% due 02/10/2031 •(d)(e)		200	163
5.959% due 01/12/2034 •		300	305
UDR, Inc. 3.100% due 11/01/2034		100	81
UniCredit SpA 5.459% due 06/30/2035 •		400	375
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	479
Vonovia SE 1.875% due 06/28/2028		600	597
Weyerhaeuser Co. 4.000% due 11/15/2029		$100	94
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	650
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	701

			52,784

INDUSTRIALS 6.8%
Accor SA 2.375% due 11/29/2028		900	909
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		500	434
Ball Corp. 3.125% due 09/15/2031		$580	491
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	100
Boise Cascade Co. 4.875% due 07/01/2030		$500	464
CDW LLC 3.569% due 12/01/2031		500	437
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	158
Centene Corp. 3.000% due 10/15/2030		500	428
Chobani LLC 7.625% due 07/01/2029		500	516
Fair Isaac Corp. 4.000% due 06/15/2028		570	534
Gap, Inc.
3.625% due 10/01/2029		250	217
3.875% due 10/01/2031		250	209
GN Store Nord AS 0.875% due 11/25/2024	EUR	500	526
Graphic Packaging International LLC 2.625% due 02/01/2029		400	400
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	217
4.000% due 05/01/2031		200	179
Illumina, Inc. 2.550% due 03/23/2031		300	248
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	353
JDE Peet's NV 2.250% due 09/24/2031		$800	647
John Lewis PLC 6.125% due 01/21/2025	GBP	200	253
Lenovo Group Ltd. 3.421% due 11/02/2030		$400	354
Lindblad Expeditions LLC 6.750% due 02/15/2027		300	296

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	123
4.500% due 07/10/2027		300	368
Metalsa SA de CV 3.750% due 05/04/2031		$450	359
Micron Technology, Inc. 2.703% due 04/15/2032		200	166
MSCI, Inc. 3.625% due 09/01/2030		600	539
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		800	821
NXP BV
2.500% due 05/11/2031		300	251
5.000% due 01/15/2033		1,300	1,268
ReNew Pvt Ltd. 5.875% due 03/05/2027		200	194
St Marys Cement, Inc. 5.750% due 04/02/2034		400	393
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	600	609
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		$600	503
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	481
VeriSign, Inc. 2.700% due 06/15/2031		$400	335
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	376
Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	209
4.750% due 07/15/2031		$600	507
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	462
5.050% due 03/15/2042		200	163
Weir Group PLC 2.200% due 05/13/2026		400	376
Zenith Finco PLC 6.500% due 06/30/2027	GBP	200	167
ZF North America Capital, Inc. 6.750% due 04/23/2030		$250	255

			17,295

UTILITIES 3.6%
AES Andes SA 6.300% due 03/15/2029		350	353
AES Corp.
2.450% due 01/15/2031		720	593
5.450% due 06/01/2028		300	300
7.600% due 01/15/2055 •		500	507
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		700	672
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		174	162
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	284
Enel Finance America LLC 7.100% due 10/14/2027		1,000	1,051
Iberdrola International BV 6.750% due 09/15/2033		250	261
India Green Power Holdings 4.000% due 02/22/2027		233	218
Pacific Gas & Electric Co. 6.700% due 04/01/2053		1,100	1,146
Pattern Energy Operations LP 4.500% due 08/15/2028		500	463
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	227
Solar Star Funding LLC 5.375% due 06/30/2035		149	145
Southwestern Public Service Co. 3.150% due 05/01/2050		100	64
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		313	315
TDC Net AS 5.056% due 05/31/2028	EUR	400	437
TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	191
Verizon Communications, Inc. 5.050% due 05/09/2033		1,700	1,677

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Vodafone Group PLC 5.125% due 06/04/2081 •		110	81

			9,147

Total Corporate Bonds & Notes (Cost $84,569)			79,226

U.S. GOVERNMENT AGENCIES 46.3%
Fannie Mae
3.000% due 01/01/2059		1,323	1,119
3.500% due 05/01/2056 - 08/01/2059		1,578	1,388
Freddie Mac 0.936% due 11/25/2030 ~(a)		2,787	116
Ginnie Mae 5.500% due 07/20/2053 - 08/20/2053		4,501	4,470
Ginnie Mae, TBA 5.000% due 08/01/2054		2,800	2,727
Uniform Mortgage-Backed Security
3.000% due 07/01/2052		467	398
4.000% due 09/01/2049 - 05/01/2054		12,275	11,245
4.500% due 07/01/2052 - 05/01/2054		11,542	10,892
5.000% due 08/01/2052 - 04/01/2054		32,534	31,462
5.500% due 09/01/2052 - 12/01/2053		12,448	12,298
5.500% due 06/01/2053 (g)		19,962	19,747
6.000% due 10/01/2053		198	199
6.500% due 02/01/2054		384	390
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2054		13,900	12,306
6.000% due 08/01/2054		4,000	4,010
6.500% due 08/01/2054		5,000	5,086

Total U.S. Government Agencies (Cost $119,615)			117,853

U.S. TREASURY OBLIGATIONS 13.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2024		2,151	2,129
0.125% due 01/15/2031		2,168	1,914
0.125% due 01/15/2032 (g)		9,500	8,229
0.250% due 01/15/2025 (i)(k)		2,383	2,333
0.875% due 02/15/2047 (k)		1,039	781
1.375% due 07/15/2033 (g)		3,303	3,121
1.500% due 02/15/2053 (i)		633	532
U.S. Treasury Notes
2.750% due 08/15/2032 (g)		2,200	1,958
3.875% due 09/30/2029 (g)		3,000	2,932
4.500% due 03/31/2026 (g)		5,100	5,074
4.500% due 04/15/2027 (g)		5,200	5,193

Total U.S. Treasury Obligations (Cost $34,263)			34,196

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.7%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~		2,300	2,162
225 Liberty Street Trust 4.501% due 02/10/2036		1,550	1,340
280 Park Avenue Mortgage Trust 6.707% due 09/15/2034 •		1,000	942
Adjustable Rate Mortgage Trust
5.700% due 08/25/2036 •		649	226
6.020% due 08/25/2036 •		260	86
American Home Mortgage Assets Trust
5.650% due 12/25/2046 •		30	25
5.880% due 06/25/2037 •		133	121
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
8.193% due 09/15/2038 •		1,000	814
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~		2,453	1,709
5.122% due 08/10/2035 ~		900	760
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~		2,660	2,294
Bear Stearns ALT-A Trust 5.780% due 06/25/2046 •		283	245
Beast Mortgage Trust
7.943% due 03/15/2036 •		500	341
8.179% due 02/15/2037 •		1,200	824
Bridgegate Funding PLC
9.233% due 10/16/2062 •	GBP	950	1,229
10.233% due 10/16/2062 •		950	1,223
Chase Mortgage Finance Trust 4.675% due 03/25/2037 ~		$110	102
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		239	197
Commercial Mortgage Trust
3.960% due 02/10/2036 ~		2,100	1,952
8.593% due 12/15/2038 •		1,000	878

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Countrywide Alternative Loan Trust
5.840% due 10/25/2046 •		65	58
6.097% due 11/20/2035 •		127	107
Countrywide Home Loan Mortgage Pass-Through Trust 4.371% due 02/25/2047 ~		38	32
Countrywide Home Loan Reperforming REMIC Trust 4.729% due 01/25/2034 ~		73	62
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.923% due 04/25/2047 •		68	58
DOLP Trust 3.704% due 05/10/2041 ~		1,600	1,157
DROP Mortgage Trust
7.693% due 10/15/2043 •		1,000	880
8.193% due 10/15/2043 •		996	798
Extended Stay America Trust
7.143% due 07/15/2038 •		295	295
7.693% due 07/15/2038 •		522	522
GCT Commercial Mortgage Trust 7.143% due 02/15/2038 •		200	27
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		200	176
HarborView Mortgage Loan Trust 4.231% due 06/19/2036 ~		119	49
Independence Plaza Trust
3.911% due 07/10/2035		1,500	1,427
4.158% due 07/10/2035		200	189
4.356% due 07/10/2035		350	328
IndyMac INDX Mortgage Loan Trust
5.800% due 01/25/2037 •		64	56
5.980% due 07/25/2035 •		353	230
JP Morgan Chase Commercial Mortgage Securities Trust
6.993% due 04/15/2038 •		365	362
7.193% due 03/15/2036 •		100	55
7.393% due 04/15/2038 •		900	893
7.533% due 06/15/2038 •		1,000	872
7.743% due 03/15/2036 •		1,600	805
8.543% due 03/15/2036 •		300	134
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~		2,000	1,284
MAD Mortgage Trust
3.478% due 08/15/2034 ~		1,580	1,436
4.108% due 08/15/2034 ~		1,057	906
Merrill Lynch Alternative Note Asset Trust 5.860% due 03/25/2037 •		762	206
MFT Trust
3.358% due 02/10/2042		100	70
3.392% due 08/10/2040 ~		1,180	754
Morgan Stanley Capital Trust
6.743% due 12/15/2036 •		1,480	801
7.243% due 12/15/2036 •		1,097	318
Morgan Stanley Mortgage Loan Trust 5.780% due 06/25/2036 •		255	51
Natixis Commercial Mortgage Securities Trust 0.661% due 02/15/2039 ~(a)		23,885	513
NYO Commercial Mortgage Trust 7.988% due 11/15/2038 •		1,500	1,333
One New York Plaza Trust
6.393% due 01/15/2036 •		200	195
6.693% due 01/15/2036 •		1,000	955
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036		220	169
6.000% due 06/25/2036		131	99
6.000% due 06/25/2037 «		198	147
Residential Asset Securitization Trust
1.230% due 04/25/2037 •(a)		512	65
5.770% due 04/25/2037 •		512	108
SFO Commercial Mortgage Trust
7.243% due 05/15/2038 •		450	411
7.843% due 05/15/2038 •		450	413
Starwood Mortgage Trust
7.743% due 04/15/2034 •		1,000	984
7.748% due 11/15/2036 •		1,100	1,077
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	1,800	2,274
VASA Trust
7.193% due 07/15/2039 •		$400	296
7.543% due 07/15/2039 •		400	272
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037		106	90
Worldwide Plaza Trust
3.526% due 11/10/2036		100	74

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.715% due 11/10/2036 ~	1,250	350

Total Non-Agency Mortgage-Backed Securities (Cost $50,904)		42,693

ASSET-BACKED SECURITIES 11.6%
ACE Securities Corp. Home Equity Loan Trust 5.800% due 11/25/2036 •	483	196
Argent Securities Trust 5.760% due 07/25/2036 •	153	132
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 7.260% due 11/25/2034 •	300	269
Asset-Backed Securities Corp. Home Equity Loan Trust
4.230% due 01/25/2036 •	2,085	1,806
7.305% due 05/25/2035 •	403	362
Bear Stearns Asset-Backed Securities Trust
5.740% due 11/25/2036 «•	36	34
6.088% due 12/25/2034 •	239	232
Centex Home Equity Loan Trust
6.390% due 09/25/2034 •	62	60
6.420% due 03/25/2035 •	204	196
Countrywide Asset-Backed Certificates Trust
5.895% due 01/25/2045 •	277	254
5.940% due 03/25/2047 •	226	186
EquiFirst Mortgage Loan Trust 7.260% due 04/25/2035 •	210	179
FHF Issuer Trust
5.690% due 02/15/2030	1,150	1,149
5.890% due 06/15/2030	2,500	2,506
FHF Trust
2.290% due 03/15/2027	800	788
4.430% due 01/18/2028	311	308
First Franklin Mortgage Loan Trust 5.013% due 03/25/2036 •	1,690	1,582
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049	851	759
4.950% due 07/20/2049	871	812
GSAA Home Equity Trust
5.600% due 03/25/2036 •	51	16
6.000% due 10/25/2037 «	32	27
6.948% due 06/25/2036 þ	219	54
Lehman XS Trust 5.800% due 10/25/2036 •	120	107
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	134	106
Long Beach Mortgage Loan Trust 5.780% due 10/25/2036 •	744	236
MASTR Asset-Backed Securities Trust 6.360% due 10/25/2035 •	225	199
Merrill Lynch Mortgage Investors Trust 6.060% due 12/25/2036 •	1,228	1,157
Mosaic Solar Loan Trust 2.640% due 01/20/2053	567	482
New Century Home Equity Loan Trust 6.195% due 10/25/2035 •	1,800	1,520
Northwoods Capital Ltd. 6.574% due 11/13/2031 •	2,300	2,307
Regatta Funding Ltd. 6.523% due 10/25/2031 •	1,200	1,202
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	706	682
4.320% due 09/25/2030	471	462
Residential Asset Mortgage Products Trust
5.672% due 10/25/2033 •	219	216
6.660% due 01/25/2035 •	764	724
Residential Asset Securities Corp. Trust 6.340% due 08/25/2034 •	99	97
Service Experts Issuer 2.670% due 02/02/2032	474	448
Specialty Underwriting & Residential Finance Trust 6.630% due 12/25/2035 •	151	146
Starwood Commercial Mortgage Trust 7.546% due 04/18/2038 •	400	367
Structured Asset Investment Loan Trust
6.160% due 04/25/2033 «•	10	10
6.435% due 05/25/2035 •	1,639	1,447
Structured Asset Securities Corp. Mortgage Loan Trust
5.880% due 02/25/2037 •	85	82
5.895% due 07/25/2036 •	1,550	1,493
Sunnova Helios Issuer LLC 5.300% due 05/20/2050	1,027	1,007
Sunnova Sol Issuer LLC
2.790% due 02/22/2049	1,422	1,223
5.400% due 04/30/2058	1,075	1,038
Sunrun Demeter Issuer 2.270% due 01/30/2057	653	535

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Upstart Pass-Through Trust 3.800% due 04/20/2030		280	274

Total Asset-Backed Securities (Cost $30,786)			29,474

SOVEREIGN ISSUES 2.7%
Brazil Government International Bond 6.125% due 03/15/2034		700	674
Chile Government International Bond
2.750% due 01/31/2027		300	283
3.500% due 01/31/2034		300	261
Fondo Mivivienda SA 4.625% due 04/12/2027		400	389
Hungary Government International Bond 4.000% due 07/25/2029	EUR	1,100	1,169
Mexico Government International Bond
2.250% due 08/12/2036		610	497
4.490% due 05/25/2032		1,100	1,165
Republic of Uzbekistan International Bond 5.375% due 05/29/2027		400	428
Romania Government International Bond
2.000% due 04/14/2033		200	161
5.500% due 09/18/2028		500	550
6.375% due 09/18/2033		500	558
Serbia Government International Bond 1.000% due 09/23/2028		300	274
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	7,540	430
Uruguay Government International Bond 4.975% due 04/20/2055		$100	91

Total Sovereign Issues (Cost $7,486)			6,930

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CaixaBank SA 5.875% due 10/09/2027 •(d)(e)		200,000	210
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(d)		100,000	93

Total Preferred Securities (Cost $358)			303

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.4%			1,018

Total Short-Term Instruments (Cost $1,018)			1,018

Total Investments in Securities (Cost $329,244)			311,973

Total Investments 122.4% (Cost $329,244)			$311,973
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $717)			24
Other Assets and Liabilities, net (22.4)%			(57,219)

Net Assets 100.0%			$254,778

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,018	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,038)	$1,018	$1,018

Total Repurchase Agreements	$(1,038)	$1,018	$1,018

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

MSC	5.550%	06/25/2024	07/02/2024	$(5,132)	$(5,137)
SBI	5.440	06/13/2024	07/15/2024	(17,533)	(17,580)
SCX	5.560	06/26/2024	07/03/2024	(18,730)	(18,745)

Total Reverse Repurchase Agreements	$(41,462)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2054	$750	$(590)	$(587)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2054	750	(621)	(613)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	500	(429)	(426)

Total Short Sales (0.6)%	$(1,640)	$(1,626)

(g)	Securities with an aggregate market value of $41,732 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(9,693) at a weighted average interest rate of 5.427%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	3	$423	$6	$0	$(1)
U.S. Treasury 2-Year Note September Futures	09/2024	368	75,153	185	0	(9)
U.S. Treasury 5-Year Note September Futures	09/2024	1	107	0	0	0
U.S. Treasury 10-Year Note September Futures	09/2024	378	41,574	366	0	(101)
U.S. Treasury Long-Term Bond September Futures	09/2024	39	4,614	54	0	(39)

$611	$0	$(150)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	4	$(951)	$26	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,200)	23	0	0
3-Month SOFR Active Contract June Futures	09/2024	6	(1,420)	44	0	0
3-Month SOFR Active Contract June Futures	09/2025	4	(957)	21	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(954)	24	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(961)	17	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,423)	43	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(959)	20	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	6	(681)	(4)	3	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	7	(877)	(6)	12	0

$208	$15	$0

Total Futures Contracts	$819	$15	$(150)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.565%	EUR	200	$(1)	$5	$4	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.658	700	(10)	21	11	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.447	500	1	10	11	0	0

$(10)	$36	$26	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,200	$225	$(150)	$75	$0	$(20)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	4	3	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	2	2	1	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	1,700	(27)	44	17	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	27	43	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	1,600,000	90	146	236	13	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	260,000	(5)	7	2	0	(2)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,100,000	203	(9)	194	10	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	176,000	2	(1)	1	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	233,400	1	55	56	4	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	103,000	5	0	5	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	79,000	20	53	73	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024	$1,400	(9)	(25)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024	1,400	(9)	(30)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	500	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	8,800	(1)	261	260	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	2,300	(115)	36	(79)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	4,400	0	133	133	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	500	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	200	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	35,500	55	402	457	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	3,500	44	182	226	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,500	1	127	128	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	250	0	19	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	30,800	(401)	45	(356)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	11,200	250	(47)	203	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	550	0	46	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	41	41	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	33	33	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	55	55	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	52	52	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	16	15	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	66	57	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	10	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	14	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	500	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	26,800	(196)	597	401	51	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	63	291	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	37	78	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	369	354	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	7	132	139	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	97	149	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	(63)	127	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	45	44	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	458	637	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	287	230	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	201	253	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	(3)	(5)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	(1)	(2)	0	(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		500	(1)	5	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		11,400	(56)	226	170	43	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		300	(1)	0	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		200	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	36	35	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	98	95	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(19)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	0	(19)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	(7)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(23)	(25)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	149	271	420	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(8)	(9)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(17)	(24)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	1	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	2	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	2	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(3)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	(52)	127	52	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(92)	(92)	0	(9)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(42)	(42)	0	(4)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(90)	(97)	0	(12)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	(2)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	2	12	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	3,200	(12)	19	7	10	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(42)	(45)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(27)	(29)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	8	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	100	0	1	1	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029	12,600	(147)	183	36	9	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	500	(11)	(2)	(13)	0	(1)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	100	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	400	(2)	25	23	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	200	(1)	(5)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	200	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	2	2	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	3,800	(78)	94	16	8	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	300	(13)	13	0	1	0

						$728	$4,286	$5,014	$478	$(108)

Total Swap Agreements						$718	$4,322	$5,040	$478	$(108)

(i)	Securities with an aggregate market value of $1,059 and cash of $5,735 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		07/2024		EUR	19,834	$21,534		$292		$0
		07/2024			$625	EUR	574	0		(10)
BPS		07/2024		GBP	6,707	$8,567		89		0
		07/2024			$188	EUR	175	0		(1)
		07/2024			6,364	JPY	994,870	0		(180)
		05/2029		KWD	70	$240		7		0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2029		9		30		1	0
BRC	09/2024	MXN	49		3		0	0
CBK	07/2024	BRL	23,936		4,393		111	0
	07/2024	EUR	210		225		0	0
	07/2024		$4,306	BRL	23,935		0	(24)
	08/2024		4,393		24,016		0	(112)
GLM	07/2024		150	EUR	139		0	(2)
	07/2024	ZAR	8,164		$446		0	(2)
JPM	07/2024	BRL	23,929		4,305		24	0
	07/2024		$4,745	BRL	23,929		0	(465)
	07/2024	ZAR	15,464		$840		0	(9)
	09/2024		$2,444	MXN	44,225		0	(55)
MBC	07/2024	JPY	994,932		$6,197		13	0
	08/2024		$6,197	JPY	990,274		0	(13)
RBC	07/2024		8,505	GBP	6,707		0	(27)
	08/2024	GBP	6,707		$8,506		27	0
SCX	07/2024		$20,524	EUR	19,156		0	(9)
	08/2024	EUR	19,156		$20,554		9	0

Total Forward Foreign Currency Contracts							$573	$(909)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	07/26/2032	200	$32	$19
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	300	49	79
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	3,200	24	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	3,200	24	72
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	300	39	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	300	40	70

Total Purchased Options							$208	$254

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	200	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	100	0	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	400	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	200	(1)	(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	400	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	0
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	400	(1)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	0	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	200	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	200	(1)	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	100	0	(1)

							$(33)	$(23)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap (2)	2.596%	1-Day USD-SOFR Compounded-OIS		07/23/2025	3,200	$(28)	$(72)
	Put - OTC 1-Year Interest Rate Floor	3.018	1-Day USD-SOFR Compounded-OIS		07/24/2024	6,400	(25)	0
	Put - OTC 1-Year Interest Rate Floor (2)	2.596	1-Day USD-SOFR Compounded-OIS		07/23/2025	3,200	(28)	(1)

							$(81)	$(73)

Total Written Options							$(114)	$(96)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.149%	$1,000	$(43)	$40	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$22	$0	$(29)

Total Swap Agreements	$(94)	$62	$0	$(32)

(k)

Securities with an aggregate market value of $381 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$280	$0	$280
Corporate Bonds & Notes
Banking & Finance	0	52,784	0	52,784
Industrials	0	17,295	0	17,295
Utilities	0	9,147	0	9,147
U.S. Government Agencies	0	117,853	0	117,853
U.S. Treasury Obligations	0	34,196	0	34,196
Non-Agency Mortgage-Backed Securities	0	42,546	147	42,693
Asset-Backed Securities	0	29,403	71	29,474
Sovereign Issues	0	6,930	0	6,930
Preferred Securities
Banking & Finance	0	303	0	303
Short-Term Instruments
Repurchase Agreements	0	1,018	0	1,018

Total Investments	$0	$311,755	$218	$311,973

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,626)	$0	$(1,626)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	493	0	493
Over the counter	0	827	0	827

$0	$1,320	$0	$1,320
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(258)	0	(259)
Over the counter	0	(1,037)	0	(1,037)

$(1)	$(1,295)	$0	$(1,296)

Total Financial Derivative Instruments	$(1)	$25	$0	$24

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2024 (Unaudited)

Totals	$(1)	$310,154	$218	$310,371

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 239.5% ¤
U.S. GOVERNMENT AGENCIES 17.2%
Fannie Mae
0.000% due 11/15/2030 (c)	$400	$299
2.349% due 01/25/2031 ~(a)	2,246	160
3.000% due 07/25/2043	534	430
3.790% due 01/01/2029	2,000	1,921
5.000% due 08/25/2033	19	19
5.500% due 04/25/2033 - 08/25/2035	32	32
6.000% due 12/25/2034	323	328
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)	500	366
0.000% due 03/15/2031 - 07/15/2032 (c)	9,300	6,658
0.000% due 01/15/2041 (b)(c)	2,628	2,026
3.000% due 04/15/2053	1,658	1,314
4.000% due 09/15/2054	883	766
4.444% due 11/25/2052 ~	4,589	4,093
6.000% due 06/15/2035	521	537
Ginnie Mae 5.500% due 10/20/2037	250	251
Ginnie Mae, TBA
4.000% due 07/01/2054	11,100	10,258
4.500% due 08/01/2054	2,100	1,998
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	660
0.000% due 04/15/2030	4,100	3,136
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	927
Tennessee Valley Authority STRIPS 0.000% due 09/15/2039 (c)	21,560	10,004
U.S. Small Business Administration 5.290% due 12/01/2027	16	16
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	36	33
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054	10,750	10,138
5.000% due 08/01/2054	2,900	2,803
5.500% due 08/01/2054	14,900	14,695
6.000% due 08/01/2054	15,200	15,237
6.500% due 08/01/2054	1,700	1,729

Total U.S. Government Agencies (Cost $93,873)		90,834

U.S. TREASURY OBLIGATIONS 210.5%
U.S. Treasury Bonds
2.250% due 02/15/2052 (g)	5,500	3,505
2.500% due 02/15/2045 (g)	5,300	3,782
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (g)	5,280	4,125
3.000% due 05/15/2045 (g)	4,500	3,499
3.000% due 08/15/2052 (g)	92,400	69,531
3.125% due 08/15/2044 (g)	5,260	4,205
3.625% due 02/15/2053 (g)	120,100	102,193
3.625% due 05/15/2053 (g)	50,100	42,642
4.000% due 11/15/2052 (g)	42,600	38,817
4.125% due 08/15/2053 (g)	91,600	85,320
4.250% due 02/15/2054 (g)	62,200	59,241
4.500% due 02/15/2044 (g)	6,500	6,378
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (g)	6,447	5,584
0.625% due 07/15/2032 (g)	11,114	9,970
1.125% due 01/15/2033 (g)	8,925	8,262
1.750% due 01/15/2034 (g)	7,547	7,327
U.S. Treasury Notes
0.625% due 12/31/2027 (g)	10,100	8,853
1.250% due 04/30/2028 (g)	600	533
1.250% due 09/30/2028 (g)	600	527
2.875% due 08/15/2028	500	471
3.500% due 04/30/2028 (g)	1,000	967
4.000% due 06/30/2028	400	394
4.000% due 02/15/2034 (g)	18,000	17,476
4.125% due 07/31/2028	400	396
4.250% due 02/28/2029 (g)	50,500	50,282
4.625% due 09/30/2028 (g)	1,100	1,110
4.875% due 10/31/2028 (g)	600	611

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	20,514
0.000% due 08/15/2034 (a)(g)	76,520	48,775
0.000% due 11/15/2034 (a)(i)	34,600	21,796
0.000% due 08/15/2035 (a)(i)	6,870	4,176
0.000% due 05/15/2036 (a)	52,000	30,467
0.000% due 11/15/2036 (a)	76,900	43,942
0.000% due 05/15/2037 (a)	54,350	30,204
0.000% due 08/15/2037 (a)	9,100	5,000
0.000% due 05/15/2041 (a)	160	72
0.000% due 08/15/2041 (c)	14,800	6,841
0.000% due 08/15/2041 (a)	120	53
0.000% due 11/15/2041 (a)	60	26
0.000% due 02/15/2042 (c)(i)	9,500	4,250
0.000% due 05/15/2042 (c)(i)	9,700	4,275
0.000% due 08/15/2042 (a)	690	289
0.000% due 11/15/2042 (a)	120	50
0.000% due 05/15/2043 (c)	16,610	6,941
0.000% due 08/15/2043 (c)	75,900	31,345
0.000% due 02/15/2044 (c)	51,400	20,730
0.000% due 05/15/2044 (c)	88,500	35,297
0.000% due 08/15/2044 (c)(i)	1,500	591
0.000% due 11/15/2044 (c)(i)	4,800	1,868
0.000% due 02/15/2045 (c)(i)	5,200	2,000
0.000% due 05/15/2045 (c)(i)	7,750	2,947
0.000% due 08/15/2046 (c)(i)	3,500	1,257
0.000% due 05/15/2048 (c)	77,000	25,576
0.000% due 08/15/2048 (c)(g)	153,800	50,564
0.000% due 11/15/2048 (c)(g)	172,400	56,141
0.000% due 02/15/2049 (c)	120,600	38,931
0.000% due 08/15/2049 (c)	72,300	22,927
0.000% due 11/15/2049 (c)(g)	155,500	48,910
0.000% due 08/15/2050 (c)	35,600	10,914

Total U.S. Treasury Obligations (Cost $1,499,045)		1,113,671

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	2,502
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	741
5.122% due 08/10/2035 ~	600	507
Bear Stearns ALT-A Trust 4.984% due 09/25/2035 ~	103	59
BWAY Mortgage Trust 3.454% due 03/10/2033	3,000	2,849
ChaseFlex Trust 6.020% due 05/25/2037 •	1,122	1,043
Commercial Mortgage Trust 3.942% due 04/10/2033 ~	2,500	2,252
Countrywide Home Loan Mortgage Pass-Through Trust 4.425% due 09/25/2047 ~	78	67
DROP Mortgage Trust 6.593% due 10/15/2043 •	600	573
Extended Stay America Trust 6.523% due 07/15/2038 •	1,089	1,086
GS Mortgage Securities Corp. Trust 6.328% due 11/15/2036 •	1,750	1,731
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	1,800	1,621
3.932% due 10/10/2035 ~	800	740
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •	686	619
JP Morgan Mortgage Trust
5.514% due 07/25/2035 ~	17	17
6.360% due 12/25/2049 •	74	72
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,550	1,450
Structured Adjustable Rate Mortgage Loan Trust 5.780% due 10/25/2035 •	226	206
VNDO Mortgage Trust 3.805% due 01/10/2035	3,600	3,373
WaMu Mortgage Pass-Through Certificates Trust
5.883% due 01/25/2047 •	69	62
6.201% due 08/25/2046 •	2,250	1,830
6.653% due 10/25/2046 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $26,043)		23,402

ASSET-BACKED SECURITIES 5.8%
ACE Securities Corp. Home Equity Loan Trust 6.255% due 01/25/2035 •	3,770	3,477
ACREC Ltd. 6.596% due 10/16/2036 •	1,176	1,168
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •	1,950	1,942

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Atlas Senior Loan Fund Ltd. 6.739% due 01/16/2030 •		376	376
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		1,400	1,437
BDS Ltd. 6.796% due 12/16/2036 •		634	632
Black Diamond CLO DAC 4.808% due 05/15/2032 •	EUR	1,929	2,067
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		$1,980	1,982
Countrywide Asset-Backed Certificates Trust 5.960% due 01/25/2046 •		3,534	3,304
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •		1,355	1,357
ECMC Group Student Loan Trust 6.200% due 02/27/2068 •		369	367
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		1,705	1,688
Fremont Home Loan Trust 6.525% due 06/25/2035 •		1,135	1,086
Lument Finance Trust, Inc. 6.613% due 06/15/2039 •		1,760	1,757
MASTR Asset-Backed Securities Trust 6.285% due 10/25/2034 •		1,143	1,089
MF1 LLC 7.489% due 06/19/2037 •		500	501
OZLM Ltd. 6.525% due 10/20/2031 •		843	844
Saranac CLO Ltd. 6.748% due 08/13/2031 •		1,331	1,335
SLM Student Loan Trust 6.209% due 10/25/2029 •		85	85
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		344	344
Venture CLO Ltd.
6.576% due 07/20/2030 •		1,081	1,083
6.716% due 04/20/2032 •		2,200	2,201
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		559	560
6.706% due 07/20/2032 •		300	300

Total Asset-Backed Securities (Cost $31,244)			30,982

SOVEREIGN ISSUES 1.5%
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	28,449	1,309
3.000% due 12/03/2026 (e)		2,357	119
4.000% due 11/30/2028 (e)		9,673	495
6.338% due 05/04/2053		$700	662
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	374
United Kingdom Gilt 4.375% due 07/31/2054	GBP	4,300	5,185

Total Sovereign Issues (Cost $8,780)			8,144

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%			589

U.S. TREASURY BILLS 0.0%
5.370% due 09/05/2024 (c)(d)		$1	1

Total Short-Term Instruments (Cost $590)			590

Total Investments in Securities (Cost $1,659,575)			1,267,623

		SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short Asset Portfolio		2,570,416	25,072
PIMCO Short-Term Floating NAV Portfolio III		283,209	2,755

Total Short-Term Instruments (Cost $28,401)			27,827

Total Investments in Affiliates (Cost $28,401)			27,827

Total Investments 244.8% (Cost $1,687,976)			$1,295,450
Financial Derivative Instruments (h)(j) 1.0%(Cost or Premiums, net $(1,569))			5,440

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Other Assets and Liabilities, net (145.8)%	(771,773)

Net Assets 100.0%	$529,117

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$589	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(601)	$589	$589

Total Repurchase Agreements	$(601)	$589	$589

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.510%	06/26/2024	07/03/2024	$(4,551)	$(4,554)
BOO	5.350	06/28/2024	07/01/2024	(61,423)	(61,450)
5.420	06/28/2024	07/01/2024	(17,865)	(17,873)
5.430	07/01/2024	07/02/2024	(60,567)	(60,567)
5.440	07/01/2024	07/02/2024	(17,775)	(17,775)
5.460	06/28/2024	07/01/2024	(178,039)	(178,120)
BSN	5.420	05/09/2024	07/10/2024	(353,994)	(356,819)
DEU	5.420	05/08/2024	07/10/2024	(958)	(966)
5.460	06/18/2024	07/02/2024	(22,026)	(22,069)
5.480	06/20/2024	07/02/2024	(5,324)	(5,333)
JPS	5.420	05/22/2024	07/10/2024	(50,563)	(50,868)

Total Reverse Repurchase Agreements	$(776,394)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.390%	05/22/2024	07/08/2024	$(1,218)	$(1,225)
5.410	04/18/2024	07/10/2024	(8,149)	(8,240)
5.420	05/03/2024	07/17/2024	(7,754)	(7,822)

Total Sale-Buyback Transactions	$(17,287)

(g)	Securities with an aggregate market value of $709,924 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(192,717) at a weighted average interest rate of 5.404%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(31) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	22	$2,345	$9	$0	$(4)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	17	$(15,095)	$26	$59	$(19)
U.S. Treasury 2-Year Note September Futures	09/2024	41	(8,373)	(25)	1	0
U.S. Treasury 10-Year Note September Futures	09/2024	271	(29,806)	(228)	108	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	3,495	(396,792)	(2,411)	2,539	0
U.S. Treasury Long-Term Bond September Futures	09/2024	1,609	(190,365)	(1,108)	2,338	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	138	(17,297)	27	339	0
United Kingdom Long Gilt September Futures	09/2024	76	(9,374)	(33)	41	(3)

$(3,752)	$5,425	$(22)

Total Futures Contracts	$(3,743)	$5,425	$(26)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,800	$211	$(158)	$53	$0	$(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$97,300	(396)	1,520	1,124	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	3,400	(7)	(57)	(64)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028	16,900	72	102	174	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,900	(14)	(37)	(51)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	55,800	121	(7,141)	(7,020)	0	(87)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	49,900	(619)	(3,615)	(4,234)	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	6,800	(16)	(66)	(82)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	13,400	21	179	200	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	600	(2)	(19)	(21)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	2,800	(10)	(109)	(119)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	800	(3)	(19)	(22)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	22,200	0	349	349	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	22,000	0	328	328	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.868	Annual	10/31/2030	22,000	0	284	284	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	10,200	(90)	244	154	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	6,500	(15)	1,109	1,094	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	2,400	(11)	(73)	(84)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,100	(7)	(62)	(69)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	3,700	(14)	(97)	(111)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,400	(5)	(20)	(25)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,800	(7)	17	10	0	(10)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		7,400	(29)	67	38	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		4,900	(19)	51	32	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		900	(3)	(2)	(5)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	27	18	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		1,800	(6)	23	17	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		500	(2)	8	6	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		400	(1)	7	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		1,200	(4)	35	31	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		4,000	(15)	140	125	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033		10,000	0	195	195	57	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		10,700	(46)	70	24	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		1,600	(7)	47	40	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		500	(2)	12	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		2,900	(13)	101	88	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,000	(4)	37	33	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		1,200	(6)	43	37	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		4,800	(22)	198	176	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		1,400	(6)	(38)	(44)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		2,400	(10)	(64)	(74)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		900	(4)	(22)	(26)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		1,400	(7)	(28)	(35)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		6,400	(28)	(58)	(86)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		2,500	(9)	(54)	(63)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,800	(6)	(1)	(7)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		3,700	(13)	39	26	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		3,700	(15)	43	28	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		2,800	(8)	32	24	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		1,400	(5)	30	25	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,400	24	52	76	27	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,300	(4)	0	(4)	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,800	(6)	(10)	(16)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(386)	3,681	3,295	123	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		1,100	(10)	(130)	(140)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		2,400	(16)	(198)	(214)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		1,500	(9)	10	1	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		11,600	(195)	4,539	4,344	161	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		10,300	626	2,486	3,112	148	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		400	(3)	(13)	(16)	0	(7)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	72,100	0	(501)	(501)	0	(48)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		65,600	0	(451)	(451)	0	(44)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		1,700	0	(12)	(12)	0	(1)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,500	(2)	(10)	(12)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		300	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,800	(3)	(9)	(12)	0	(1)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029	1,800	(3)	(5)	(8)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029	1,800	(3)	9	6	0	(2)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	1,100	(2)	5	3	1	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	27,600	(336)	437	101	0	(12)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	EUR	12,600	210	(262)	(52)	0	(27)
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	5,200	(208)	212	4	12	0

Total Swap Agreements	$(1,416)	$3,426	$2,010	$995	$(819)

(i)	Securities with an aggregate market value of $19,781 and cash of $5,980 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	302	$185	$1	$0
08/2024	$185	NZD	302	0	(1)
BOA	07/2024	EUR	4,879	$5,297	72	0
07/2024	SGD	14	10	0	0
07/2024	$10	SGD	14	0	0
08/2024	SGD	14	$10	0	0
BPS	07/2024	CAD	3,442	2,522	6	0
07/2024	GBP	4,349	5,555	58	0
07/2024	IDR	18,512,790	1,130	0	(1)
07/2024	$1,294	AUD	1,942	2	0
07/2024	2,500	CAD	3,428	6	0
07/2024	1,590	PLN	6,443	10	0
07/2024	1,019	SGD	1,382	0	0
08/2024	AUD	1,942	$1,295	0	(2)
08/2024	SGD	1,380	1,019	0	0
09/2024	CNH	13,416	1,872	23	0
09/2024	TWD	617	19	0	0
09/2024	$19	TWD	607	0	0
10/2024	CNH	3,181	$444	5	0
BRC	07/2024	MXN	13,207	715	0	(6)
07/2024	THB	182	5	0	0
08/2024	AUD	226	151	0	0
08/2024	$757	TRY	26,519	6	0
09/2024	MXN	7,365	$394	0	(3)
09/2024	$1	MXN	16	0	0
10/2024	CNH	24,132	$3,342	8	0
10/2024	$4,490	CNH	32,358	0	(20)
CBK	07/2024	AUD	1,552	$1,033	0	(3)
07/2024	BRL	1,551	279	2	0
07/2024	CAD	3,015	2,205	1	0
07/2024	CHF	203	223	0	(3)
07/2024	SEK	17,179	1,618	0	(3)
07/2024	TWD	107,002	3,310	17	0
07/2024	$285	BRL	1,551	0	(7)
07/2024	1,117	GBP	882	0	(2)
07/2024	3,310	INR	276,823	8	0
08/2024	BRL	1,557	$285	7	0
09/2024	$662	INR	55,320	0	0
09/2024	7	TWD	234	0	0
FAR	07/2024	AUD	390	$260	0	0
07/2024	NZD	581	354	0	0
07/2024	$5,471	JPY	854,435	0	(161)
08/2024	354	NZD	581	0	0
GLM	07/2024	1,037	MXN	18,747	0	(15)
08/2024	1,204	BRL	6,174	0	(103)
JPM	07/2024	4,849	CHF	4,315	0	(46)
07/2024	1,155	IDR	18,726,058	0	(10)
07/2024	2,214	PLN	8,908	0	(2)
07/2024	2,170	TRY	73,501	69	0
07/2024	2,166	ZAR	39,405	0	(3)
08/2024	CHF	1,976	$2,210	3	0
08/2024	$1,318	TRY	46,659	36	0
09/2024	MXN	14,320	$791	18	0
09/2024	$90	INR	7,546	0	0
09/2024	14	TWD	446	0	0
10/2024	CNH	9,252	$1,293	15	0
MBC	07/2024	CHF	1,966	2,204	15	0
07/2024	JPY	854,488	5,322	11	0
07/2024	SGD	1,382	1,022	2	0
07/2024	$2,214	CAD	3,031	2	0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024	CAD	3,029		$2,214		0	(2)
	08/2024		$5,322	JPY	850,488		0	(11)
	09/2024	TWD	728		$23		0	0
MYI	07/2024		$1,628	SEK	17,200		0	(6)
	08/2024	SEK	17,174		$1,628		6	0
	09/2024		$60	INR	5,037		0	0
RBC	07/2024		4,396	GBP	3,467		0	(14)
	08/2024	GBP	3,467		$4,397		14	0
	09/2024		$18	TWD	580		0	0
RYL	07/2024		811	NZD	1,323		0	(5)
SCX	07/2024		6,099	EUR	5,693		0	(3)
	08/2024	EUR	5,693		$6,108		3	0
	09/2024	CNH	6,709		935		11	0
	09/2024	TWD	806		25		0	0
	09/2024		$409	INR	34,191		0	0
SSB	07/2024	EUR	814		$883		11	0
	07/2024		$150	IDR	2,472,514		1	0
	09/2024	INR	100,600		$1,203		0	0
TOR	07/2024	CHF	10		11		0	0
	07/2024	KRW	4,597,524		3,310		0	(25)
	07/2024	NZD	440		270		2	0
	07/2024		$1,827	ZAR	32,967		0	(18)
	08/2024		270	NZD	440		0	(2)
UAG	07/2024	BRL	1,551		$286		9	0
	07/2024	CHF	2,138		2,366		0	(14)
	07/2024		$279	BRL	1,551		0	(2)

Total Forward Foreign Currency Contracts							$460	$(493)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	2,200	$(10)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	2,200	(10)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	800	(3)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	2,000	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	2,000	(7)	(11)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,400	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,400	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	1,500	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	1,500	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	700	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	700	(3)	(3)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	4,100	(7)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	4,100	(7)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	1,500	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	1,500	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	1,900	(8)	(2)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	1,900	(8)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	1,500	(2)	(4)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	1,500	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	1,600	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,600	(6)	(9)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	2,800	(4)	(4)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	2,800	(4)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	1,500	(2)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	1,500	(2)	(3)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	600	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	600	(2)	(3)

Total Written Options	$(153)	$(102)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
U.S. Government Agencies	$0	$90,834	$0	$90,834
U.S. Treasury Obligations	0	1,113,671	0	1,113,671
Non-Agency Mortgage-Backed Securities	0	23,402	0	23,402
Asset-Backed Securities	0	30,982	0	30,982
Sovereign Issues	0	8,144	0	8,144
Short-Term Instruments
Repurchase Agreements	0	589	0	589
U.S. Treasury Bills	0	1	0	1

$0	$1,267,623	$0	$1,267,623
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,827	$0	$0	$27,827

Total Investments	$27,827	$1,267,623	$0	$1,295,450

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	100	6,320	0	6,420
Over the counter	0	460	0	460

$100	$6,780	$0	$6,880
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(823)	0	(845)
Over the counter	0	(595)	0	(595)

$(22)	$(1,418)	$0	$(1,440)

Total Financial Derivative Instruments	$78	$5,362	$0	$5,440

Totals	$27,905	$1,272,985	$0	$1,300,890

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$43	$24
3.625% due 07/09/2035 þ		29	12

Total Argentina (Cost $38)			36

AUSTRALIA 0.4%
SOVEREIGN ISSUES 0.4%
Australia Government International Bond
0.750% due 11/21/2027 (g)	AUD	1,988	1,282
1.750% due 06/21/2051		50	18

Total Australia (Cost $1,479)			1,300

BRAZIL 0.9%
SOVEREIGN ISSUES 0.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	17,300	2,865

Total Brazil (Cost $2,978)			2,865

CANADA 2.3%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$144	131
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	307
Royal Bank of Canada 4.851% due 12/14/2026		$800	798

			1,236

SOVEREIGN ISSUES 1.9%
Canada Government Bond
2.750% due 12/01/2033	CAD	3,000	2,148
3.000% due 12/01/2036 (g)		2,183	1,808
Export Development Canada 7.130% due 03/11/2029	INR	46,900	561
Province of Quebec 3.600% due 09/01/2033	CAD	1,900	1,330

			5,847

Total Canada (Cost $7,596)			7,083

CAYMAN ISLANDS 4.8%
ASSET-BACKED SECURITIES 4.5%
37 Capital CLO Ltd. 7.167% due 01/15/2034 •		$600	602
American Money Management Corp. CLO Ltd.
6.537% due 11/10/2030 •		287	287
6.840% due 11/02/2030 •		333	334
Apidos CLO 6.489% due 07/18/2029 •		343	343
Ares CLO Ltd. 6.636% due 04/22/2031 •		800	801
Atlas Senior Loan Fund Ltd. 6.680% due 01/15/2031 •		406	406
BDS Ltd. 6.796% due 12/16/2036 •		815	813
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •		758	759
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		507	508

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

CIFC Funding Ltd. 6.535% due 10/24/2030 •		507	508
Elevation CLO Ltd. 6.535% due 10/25/2030 •		376	376
Elmwood CLO Ltd. 6.947% due 01/17/2034 •		1,000	1,003
GPMT Ltd. 6.810% due 12/15/2036 •		787	773
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		800	801
LCM Ltd. 6.666% due 04/20/2031 •		800	800
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •		75	75
MidOcean Credit CLO
6.616% due 01/29/2030 •		8	8
6.637% due 02/20/2031 •		508	509
Sound Point CLO Ltd. 6.565% due 07/25/2030 •		293	293
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •		701	687
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		791	788
Venture CLO Ltd.
6.470% due 04/15/2027 •		1	1
6.751% due 07/30/2032 •		900	901
Wind River CLO Ltd.
6.639% due 07/18/2031 •		505	505
6.670% due 07/15/2031 •		800	800

			13,681

CORPORATE BONDS & NOTES 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		471	424
Sands China Ltd. 5.400% due 08/08/2028		300	294

			718

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		300	304

Total Cayman Islands (Cost $14,763)			14,703

CHILE 0.7%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,081

SOVEREIGN ISSUES 0.4%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	641
Chile Government International Bond 4.850% due 01/22/2029		$600	593

			1,234

Total Chile (Cost $2,672)			2,315

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Government International Bond 3.190% due 04/15/2053	CNY	1,200	190

Total China (Cost $173)			190

COLOMBIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Ecopetrol SA 8.375% due 01/19/2036		$800	786

SOVEREIGN ISSUES 0.5%
Colombia Government International Bond
4.500% due 03/15/2029		200	183
7.500% due 02/02/2034		1,100	1,104

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

8.000% due 11/14/2035		300	309

			1,596

Total Colombia (Cost $2,395)			2,382

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	202
2.500% due 08/25/2028		900	36

Total Czech Republic (Cost $260)			238

DENMARK 0.8%
CORPORATE BONDS & NOTES 0.8%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	973	103
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,240	256
Nykredit Realkredit AS
1.000% due 04/01/2025		8,200	1,159
1.500% due 10/01/2052		652	74
Realkredit Danmark AS
1.000% due 01/01/2025		2,200	312
1.500% due 10/01/2053		4,663	532

Total Denmark (Cost $2,763)			2,436

DOMINICAN REPUBLIC 0.4%
SOVEREIGN ISSUES 0.4%
Dominican Republic International Bond
4.875% due 09/23/2032		$500	449
6.600% due 06/01/2036 (b)		650	648

Total Dominican Republic (Cost $1,087)			1,097

ECUADOR 0.1%
SOVEREIGN ISSUES 0.1%
Ecuador Government International Bond 6.000% due 07/31/2030 þ		$500	318

Total Ecuador (Cost $337)			318

FRANCE 1.6%
CORPORATE BONDS & NOTES 0.6%
BNP Paribas SA 2.219% due 06/09/2026 •		$800	773
BPCE SA 5.716% due 01/18/2030 •		750	749
Societe Generale SA 3.337% due 01/21/2033 •		400	332

			1,854

SOVEREIGN ISSUES 1.0%
France Government International Bond
0.100% due 07/25/2031 (g)	EUR	837	845
0.500% due 05/25/2072		100	37
0.750% due 05/25/2052		2,600	1,393
1.500% due 05/25/2050		700	483
2.000% due 05/25/2048		200	159
3.000% due 06/25/2049		100	96

			3,013

Total France (Cost $7,494)			4,867

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	700	710
2.129% due 11/24/2026 •		$500	474

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 09/05/2030 •	EUR	300	332

			1,516

SOVEREIGN ISSUES 0.1%
Bundesrepublik Deutschland Bundesanleihe 2.300% due 02/15/2033		400	424

Total Germany (Cost $2,112)			1,940

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	191

Total Guatemala (Cost $229)			191

HUNGARY 1.3%
SOVEREIGN ISSUES 1.3%
Hungary Government International Bond
5.375% due 09/12/2033	EUR	900	1,002
5.500% due 03/26/2036		$700	673
6.250% due 09/22/2032		500	517
6.750% due 09/25/2052		400	428
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		1,400	1,406

Total Hungary (Cost $3,903)			4,026

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032		$800	800

Total India (Cost $799)			800

INDONESIA 0.4%
SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,238

Total Indonesia (Cost $1,294)			1,238

IRELAND 2.1%
ASSET-BACKED SECURITIES 1.9%
Accunia European CLO DAC 4.856% due 07/15/2030 •	EUR	143	153
Aurium CLO DAC 4.653% due 01/16/2031 •		797	854
Cairn CLO DAC 4.686% due 10/15/2031 •		400	426
Capital Four CLO DAC 4.926% due 10/15/2034 •		800	857
CVC Cordatus Loan Fund DAC 4.556% due 10/15/2031 •		385	412
Dryden Euro CLO DAC 4.566% due 04/15/2033 •		246	264
Hayfin Emerald CLO 5.662% due 01/25/2037 •		500	536
Jubilee CLO DAC
4.516% due 04/15/2030 •		280	300
4.556% due 04/15/2031 •		300	320
Man GLG Euro CLO DAC 4.409% due 12/15/2031 •		352	377
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •		700	750
Sculptor European CLO DAC 4.956% due 10/15/2034 •		700	750

			5,999

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	280

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

3.000% due 10/29/2028		300	273

			553

Total Ireland (Cost $6,977)			6,552

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,100	521
4.500% due 01/17/2033		$800	721

Total Israel (Cost $1,432)			1,242

ITALY 7.5%
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	604
2.625% due 04/28/2025		300	316
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$400	428
Nexi SpA 2.125% due 04/30/2029	EUR	200	194
UniCredit SpA 2.569% due 09/22/2026 •		$500	480

			2,022

SOVEREIGN ISSUES 6.8%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		400	398
Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (g)	EUR	19,267	20,636

			21,034

Total Italy (Cost $24,025)			23,056

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,000	977
5.875% due 10/17/2031		600	581

Total Ivory Coast (Cost $1,543)			1,558

JAPAN 3.9%
CORPORATE BONDS & NOTES 0.3%
Olympus Corp. 2.143% due 12/08/2026		$200	185
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		800	809

			994

SOVEREIGN ISSUES 3.6%
Japan Government International Bond
0.100% due 01/01/2026	JPY	260,000	1,612
0.100% due 03/10/2028 (g)		248,708	1,618
0.100% due 03/10/2029 (g)		679,493	4,437
0.500% due 03/20/2049		199,000	870
0.700% due 12/20/2048		6,000	28
0.700% due 06/20/2051		168,000	744
1.500% due 09/20/2043		280,000	1,655

			10,964

Total Japan (Cost $16,641)			11,958

KAZAKHSTAN 0.4%
CORPORATE BONDS & NOTES 0.4%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$900	738
5.750% due 04/19/2047		200	175
6.375% due 10/24/2048		200	189

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Kazakhstan (Cost $1,029)			1,102

LUXEMBOURG 0.8%
		SHARES
COMMON STOCKS 0.4%
Drillco Holding Lux SA «(c)(h)		35,766	836
Forsea Holding SA «(c)		14,931	349

			1,185

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.4%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$700	709
FORESEA Holding SA 7.500% due 06/15/2030		632	590

			1,299

Total Luxembourg (Cost $1,838)			2,484

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	167
4.550% due 04/21/2050		200	173

			340

SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	3,431	725

Total Malaysia (Cost $1,133)			1,065

MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.490% due 05/25/2032	EUR	900	953
5.750% due 10/12/2110		$200	166

Total Mexico (Cost $1,188)			1,119

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	292

Total Multinational (Cost $313)			292

NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$700	707
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		900	900
Prosus NV
1.207% due 01/19/2026	EUR	400	411
3.257% due 01/19/2027		$900	843

			2,861

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL Prime BV 4.688% due 04/17/2041 •	EUR	86	90

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Netherlands (Cost $3,052)			2,951

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	400	200

Total New Zealand (Cost $277)			200

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	249

Total Norway (Cost $291)			249

PERU 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,200	310
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043		3,000	800

Total Peru (Cost $1,168)			1,110

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	322

Total Philippines (Cost $487)			322

POLAND 1.3%
SOVEREIGN ISSUES 1.3%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,500	1,657
4.250% due 02/14/2043		400	437
4.625% due 03/18/2029		$800	791
4.875% due 10/04/2033		300	293
5.125% due 09/18/2034		600	591
5.500% due 04/04/2053		200	197

Total Poland (Cost $3,915)			3,966

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	167

Total Qatar (Cost $198)			167

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bond
1.375% due 12/02/2029	EUR	360	319
1.750% due 07/13/2030		200	175
2.000% due 04/14/2033		900	724
2.625% due 12/02/2040		100	70
2.750% due 04/14/2041		100	70
2.875% due 04/13/2042		300	209
5.625% due 02/22/2036		100	105
6.375% due 09/18/2033		500	557
6.625% due 09/27/2029		700	804

Total Romania (Cost $3,540)			3,033

SAUDI ARABIA 2.4%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co. 3.500% due 04/16/2029		$900	837

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
3.250% due 10/22/2030		200	180
4.875% due 07/18/2033		800	782
5.000% due 01/16/2034		5,400	5,308
5.000% due 01/18/2053		300	265

			6,535

Total Saudi Arabia (Cost $7,529)			7,372

SERBIA 0.8%
SOVEREIGN ISSUES 0.8%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	1,000	805
3.125% due 05/15/2027		1,400	1,438
6.000% due 06/12/2034		$300	296

Total Serbia (Cost $2,630)			2,539

SINGAPORE 0.9%
SOVEREIGN ISSUES 0.9%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	110	63
2.250% due 08/01/2036		680	453
3.250% due 06/01/2054		2,885	2,205

Total Singapore (Cost $2,670)			2,721

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 5.375% due 07/24/2044		$200	151

Total South Africa (Cost $197)			151

SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Government International Bond
2.000% due 06/10/2031	KRW	718,630	481
2.375% due 12/10/2028		2,271,890	1,593
2.625% due 06/10/2028		699,880	497
3.250% due 03/10/2028		696,190	507
3.250% due 09/10/2042		244,320	178
4.250% due 12/10/2032		3,713,240	2,888
5.500% due 03/10/2028		360,000	282

Total South Korea (Cost $7,041)			6,426

SPAIN 0.6%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029		$400	401
Banco Santander SA 1.849% due 03/25/2026		200	188
CaixaBank SA 6.684% due 09/13/2027 •		400	408

			997

SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	214
Spain Government International Bond 3.450% due 07/30/2066		630	599

			813

Total Spain (Cost $2,349)			1,810

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	2,015

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Supranational (Cost $2,316)			2,015

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS AG 7.500% due 02/15/2028		$1,200	1,284
UBS Group AG
0.650% due 01/14/2028 •	EUR	800	793
3.869% due 01/12/2029 •		$500	472
6.537% due 08/12/2033 •		250	263
7.750% due 03/01/2029 •	EUR	610	738

Total Switzerland (Cost $3,422)			3,550

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.6%
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		$1,500	1,525
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		200	206

Total United Arab Emirates (Cost $1,690)			1,731

UNITED KINGDOM 5.5%
CORPORATE BONDS & NOTES 3.1%
Antofagasta PLC 2.375% due 10/14/2030		$400	335
HSBC Holdings PLC
2.804% due 05/24/2032 •		200	167
4.041% due 03/13/2028 •		700	675
4.292% due 09/12/2026 •		600	590
4.856% due 05/23/2033 •	EUR	800	905
5.719% due 03/04/2035 •		$1,100	1,106
5.887% due 08/14/2027 •		300	302
John Lewis PLC 6.125% due 01/21/2025	GBP	100	127
NatWest Group PLC
5.076% due 01/27/2030 •		$300	295
5.778% due 03/01/2035 •		1,100	1,104
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		700	458
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		1,400	1,439
Standard Chartered PLC
1.822% due 11/23/2025 •		600	590
6.187% due 07/06/2027 •		700	707
6.296% due 07/06/2034 •		700	722

			9,522

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Alba PLC 5.542% due 11/25/2042 •	GBP	238	297
Great Hall Mortgages PLC
3.845% due 06/18/2039 •	EUR	81	86
5.483% due 03/18/2039 •	GBP	36	46
5.493% due 06/18/2039 •		35	45
Newgate Funding PLC 4.319% due 12/15/2050 •	EUR	218	231
Ripon Mortgages PLC 5.934% due 08/28/2056 •	GBP	1,496	1,891
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •		2,013	2,552
Towd Point Mortgage Funding 6.583% due 07/20/2045 •		1,081	1,367

			6,515

SOVEREIGN ISSUES 0.3%
United Kingdom Gilt
0.125% due 03/22/2051 (g)		209	190
0.625% due 11/22/2042 (g)		254	293
1.250% due 07/31/2051		10	6

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.375% due 07/31/2054	400	482

		971

Total United Kingdom (Cost $17,510)		17,008

UNITED STATES 74.7%
ASSET-BACKED SECURITIES 2.1%
ABFC Trust 5.780% due 01/25/2037 •	$390	216
ACE Securities Corp. Home Equity Loan Trust 6.360% due 12/25/2034 •	97	85
Argent Securities Trust
5.760% due 07/25/2036 •	635	170
5.940% due 07/25/2036 •	794	212
Bear Stearns Asset-Backed Securities Trust
5.700% due 06/25/2047 •	32	32
6.195% due 09/25/2035 •	476	473
6.260% due 09/25/2046 •	56	52
Countrywide Asset-Backed Certificates Trust
4.513% due 07/25/2036 «~	10	10
5.680% due 09/25/2037 •	42	43
6.180% due 07/25/2034 •	46	46
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •	7	7
Credit-Based Asset Servicing & Securitization LLC 5.659% due 07/25/2037 •	169	108
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.281% due 03/25/2037 þ	844	293
Fieldstone Mortgage Investment Trust 5.759% due 11/25/2036 •	877	514
First Franklin Mortgage Loan Trust 6.735% due 07/25/2034 •	51	50
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •	568	563
GSAA Home Equity Trust 6.360% due 08/25/2037 •	27	26
GSAMP Trust
5.550% due 01/25/2037 •	131	77
5.760% due 12/25/2046 •	575	280
6.000% due 04/25/2036 •	559	367
HSI Asset Securitization Corp. Trust 5.900% due 12/25/2036 •	488	123
JP Morgan Mortgage Acquisition Trust 5.620% due 08/25/2036 «•	3	1
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •	13	13
MASTR Asset-Backed Securities Trust 5.940% due 03/25/2036 •	480	295
Merrill Lynch Mortgage Investors Trust
5.680% due 08/25/2037 •	435	222
5.980% due 04/25/2037 •	580	290
Morgan Stanley ABS Capital, Inc. Trust
5.550% due 01/25/2037 •	465	212
5.600% due 10/25/2036 •	517	227
5.600% due 11/25/2036 •	181	85
5.680% due 11/25/2036 •	181	85
5.690% due 10/25/2036 •	688	367
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	478	181
SMB Private Education Loan Trust 6.783% due 02/16/2055 •	447	450
Specialty Underwriting & Residential Finance Trust 4.270% due 02/25/2037 þ	467	159

		6,334

CORPORATE BONDS & NOTES 5.9%
Athene Global Funding 6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~	600	603
Bank of America Corp.
3.384% due 04/02/2026 •	200	196
5.468% due 01/23/2035 •	600	600
Boeing Co. 6.388% due 05/01/2031	300	306
Bristol-Myers Squibb Co. 5.100% due 02/22/2031	300	301
Citigroup, Inc. 5.449% due 06/11/2035 •	1,100	1,092
Credit Suisse AG AT1 Claim	400	48
CVS Pass-Through Trust 7.507% due 01/10/2032	935	973
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	100	79

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ford Motor Credit Co. LLC 3.375% due 11/13/2025		400	387
GA Global Funding Trust 2.250% due 01/06/2027		200	185
Glencore Funding LLC 5.371% due 04/04/2029		700	697
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	500	471
2.615% due 04/22/2032 •		$700	589
6.484% due 10/24/2029 •		700	731
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		900	888
5.336% due 01/23/2035 •		900	895
6.087% due 10/23/2029 •		900	930
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	291
Morgan Stanley
2.630% due 02/18/2026 •		500	490
3.790% due 03/21/2030 •	EUR	700	751
3.955% due 03/21/2035 •		1,200	1,278
6.407% due 11/01/2029 •		$700	731
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		300	260
Organon & Co. 2.875% due 04/30/2028	EUR	300	303
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
4.000% due 12/01/2046		100	72
4.550% due 07/01/2030		100	95
PacifiCorp 5.450% due 02/15/2034		300	297
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,186
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	300	319
5.125% due 02/13/2031		$300	297
Wells Fargo & Co.
5.389% due 04/24/2034 •		1,200	1,187
6.303% due 10/23/2029 •		500	519

			18,137

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		300	290
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		194	194

			484

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust 5.050% due 01/25/2035 «~		6	5
Banc of America Funding Trust
5.558% due 05/25/2035 ~		43	39
5.873% due 04/20/2047 •		49	38
5.880% due 04/25/2037 •		46	36
6.000% due 07/25/2037		141	112
Banc of America Mortgage Trust 6.000% due 10/25/2036 «		46	37
Barclays Commercial Mortgage Securities Trust 6.626% due 07/15/2037 •		800	786
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		716	594
BCAP LLC Trust 5.880% due 05/25/2047 •		164	153
Bear Stearns Adjustable Rate Mortgage Trust
4.919% due 04/25/2034 «~		67	61
5.487% due 08/25/2035 «~		3	3
5.503% due 02/25/2034 ~		4	4
7.660% due 02/25/2036 «•		13	11
Bear Stearns ALT-A Trust
4.740% due 09/25/2035 ~		187	63
5.310% due 05/25/2035 ~		52	49
BWAY Mortgage Trust 6.693% due 09/15/2036 •		800	764
BX Trust 6.173% due 10/15/2036 •		607	599
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		571	508
Chase Mortgage Finance Trust
4.808% due 03/25/2037 ~		118	109
5.312% due 07/25/2037 ~		20	15
Citigroup Mortgage Loan Trust
4.715% due 04/25/2037 ~		90	77
4.790% due 05/25/2035 ~		16	15

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Countrywide Alternative Loan Trust
3.150% due 06/25/2037 «~	94	72
5.500% due 10/25/2035 «	13	8
5.500% due 02/25/2036 «	31	17
5.663% due 07/20/2046 •	60	48
6.000% due 01/25/2037	232	189
6.000% due 02/25/2037	491	187
6.000% due 05/25/2037	424	187
6.250% due 12/25/2036 •	376	156
6.500% due 08/25/2037	309	124
8.000% due 10/25/2036 «	20	14
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037	103	46
6.250% due 09/25/2036	192	72
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •	71	67
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (e)	682	586
2.500% due 07/25/2056 ~	153	122
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ	171	148
GCAT Trust 4.250% due 05/25/2067 ~	474	439
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~	4	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	162	129
3.000% due 09/25/2052 ~	1,344	1,114
GSR Mortgage Loan Trust 5.084% due 05/25/2037 «~	10	5
HarborView Mortgage Loan Trust
6.719% due 02/25/2036 «~	23	6
Impac Secured Assets Trust 5.671% due 07/25/2035 «~	41	36
IndyMac INDX Mortgage Loan Trust
4.122% due 06/25/2036 ~	137	116
4.767% due 12/25/2034 ~	3	2
5.940% due 07/25/2035 •	4	4
JP Morgan Alternative Loan Trust
4.600% due 12/25/2036 «~	13	12
4.882% due 05/25/2037 ~	165	142
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	650	518
3.000% due 01/25/2052 ~	1,277	1,060
3.000% due 03/25/2052 ~	1,363	1,131
3.000% due 04/25/2052 ~	1,239	1,033
3.000% due 05/25/2052 ~	1,616	1,342
5.240% due 10/25/2035 ~	148	114
5.643% due 02/25/2035 «~	2	2
Lehman Mortgage Trust 6.000% due 09/25/2037	70	64
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	712
Merrill Lynch Mortgage Investors Trust
4.303% due 03/25/2036 ~	60	29
5.880% due 02/25/2036 •	13	12
MFA Trust 6.105% due 12/25/2068 þ	455	456
Morgan Stanley Mortgage Loan Trust
4.181% due 05/25/2036 ~	126	66
4.801% due 09/25/2035 ~	102	32
5.750% due 02/25/2036 «•	19	17
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	420	395
2.750% due 11/25/2059 ~	408	382
6.864% due 10/25/2063 þ	438	443
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •	900	866
PMT Loan Trust 2.500% due 07/25/2051 ~	730	581
Prime Mortgage Trust
5.960% due 02/25/2035 •	42	42
6.000% due 06/25/2036 «	1	1
PRPM Trust 6.221% due 11/25/2068 þ	458	458
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 «	38	28
5.660% due 05/25/2037 •	245	219
5.740% due 01/25/2037 •	27	34
5.800% due 12/25/2036 •	144	139
5.840% due 07/25/2036 •	185	164
5.860% due 11/25/2036 •	132	91
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 «	12	9
Starwood Mortgage Trust 6.543% due 04/15/2034 •	427	424

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~	97	50
5.780% due 10/25/2035 •	55	50
Structured Asset Mortgage Investments Trust
5.860% due 05/25/2036 •	202	156
5.880% due 05/25/2036 •	16	11
Structured Asset Securities Corp. 5.740% due 01/25/2036 •	133	108
Structured Asset Securities Corp. Mortgage Loan Trust 5.750% due 10/25/2036 •	285	228
SunTrust Adjustable Rate Mortgage Loan Trust 6.037% due 02/25/2037 ~	69	60
Thornburg Mortgage Securities Trust 6.200% due 09/25/2034 •	13	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	375	333
2.710% due 01/25/2060 ~	314	294
2.900% due 10/25/2059 ~	1,312	1,228
WaMu Mortgage Pass-Through Certificates Trust
3.905% due 10/25/2036 ~	250	210
4.062% due 12/25/2036 ~	155	131
6.020% due 11/25/2045 •	49	44
6.240% due 10/25/2044 •	41	38
6.553% due 08/25/2042 •	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
5.500% due 11/25/2035	55	47
5.780% due 02/25/2037 •	302	223
6.500% due 08/25/2035 «	47	40

		22,258

U.S. GOVERNMENT AGENCIES 43.7%
Export-Import Bank of the United States 1.581% due 11/16/2024	326	322
Fannie Mae
3.000% due 03/01/2060	267	226
3.500% due 01/01/2059	620	545
5.850% due 06/25/2036 •	16	16
6.124% due 01/25/2051 •	485	485
Freddie Mac
0.553% due 01/15/2038 ~(a)	240	14
5.793% due 01/15/2038 •	240	239
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	7,038	6,135
5.633% due 01/20/2068 •	631	617
Ginnie Mae, TBA
2.500% due 08/01/2054	3,100	2,609
3.000% due 08/01/2054	2,800	2,441
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,599	1,255
2.500% due 02/01/2051 - 01/01/2052	1,092	894
3.000% due 02/01/2027 - 09/01/2042	22	20
3.500% due 01/01/2026 - 07/01/2050	523	478
4.000% due 01/01/2037 - 06/01/2050	283	262
4.500% due 11/01/2025 - 08/01/2041	103	101
5.000% due 08/01/2033 - 10/01/2041	60	58
5.500% due 07/01/2035 - 02/01/2041	61	61
6.000% due 06/01/2026 - 09/01/2039	132	133
6.500% due 12/01/2053 - 04/01/2054	15,751	16,054
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2054	1,300	1,063
4.000% due 08/01/2054	2,065	1,891
4.500% due 07/01/2054 - 08/01/2054	21,100	19,894
5.000% due 08/01/2054 - 09/01/2054	25,500	24,644
6.000% due 07/01/2054 - 08/01/2054	19,600	19,648
6.500% due 08/01/2054	33,400	33,977

		134,082

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	876
1.875% due 02/15/2041	5,000	3,423
2.875% due 05/15/2052	200	147
4.000% due 11/15/2052	600	547
4.250% due 02/15/2054	1,000	952
4.625% due 05/15/2054	400	406
4.750% due 11/15/2043	2,300	2,331
4.750% due 11/15/2053	1,500	1,551
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025	2,245	2,184
0.125% due 07/15/2030 (k)	611	547
0.125% due 07/15/2031	3,275	2,877
0.125% due 01/15/2032	1,470	1,274
0.250% due 01/15/2025	3,044	2,982
0.500% due 01/15/2028	4,194	3,953

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

0.625% due 07/15/2032		216	194
1.125% due 01/15/2033		2,736	2,533
2.375% due 01/15/2025		2,162	2,143
2.500% due 01/15/2029 (k)		5,622	5,722
3.875% due 04/15/2029 (k)		763	824
U.S. Treasury Notes
2.750% due 07/31/2027		2,500	2,374
2.875% due 04/30/2025 (k)		5,200	5,102
3.500% due 02/15/2033		500	469
4.000% due 02/29/2028 (m)		300	295
4.000% due 02/15/2034		2,000	1,942
4.500% due 11/15/2033		2,300	2,322

			47,970

Total United States (Cost $238,685)			229,265

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS (i) 0.2%			498

HUNGARY TREASURY BILLS 0.2%
7.096% due 07/04/2024 (e)(f)	HUF	259,000	702

JAPAN TREASURY BILLS 1.5%
0.171% due 04/21/2025 - 06/20/2025 (d)(e)	JPY	740,000	4,595

Total Short-Term Instruments (Cost $5,940)			5,795

Total Investments in Securities (Cost $413,398)			390,834

		SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III		1,295,074	12,600

Total Short-Term Instruments (Cost $12,599)			12,600

Total Investments in Affiliates (Cost $12,599)			12,600

Total Investments 131.5% (Cost $425,997)			$403,434
Financial Derivative Instruments (j)(l) 1.3%(Cost or Premiums, net $1,351)			3,877
Other Assets and Liabilities, net (32.8)%			(100,466)

Net Assets 100.0%			$306,845

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Security did not produce income within the last twelve months.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Coupon represents a yield to maturity.
(g)									Principal amount of security is adjusted for inflation.
(h)									RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA						06/08/2023		$715	$836	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$498		U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(508)	$498	$498

Total Repurchase Agreements								$(508)	$498	$498

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.0)%
U.S. Government Agencies (10.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2039	$5,100	$(4,532)	$(4,487)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2054	23,900	(18,820)	(18,714)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2054	8,000	(6,864)	(6,812)
Uniform Mortgage-Backed Security, TBA						3.500	07/01/2054	600	(533)	(531)
Uniform Mortgage-Backed Security, TBA						5.500	08/01/2054	800	(788)	(789)

Total Short Sales (10.0)%									$(31,537)	$(31,333)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(294) at a weighted average interest rate of 3.611%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures				12/2024	55	$13,042		$(61)	$1	$0
3-Month SOFR Active Contract September Futures				12/2025	115	27,566		(102)	2	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Australia Government 3-Year Bond September Futures	09/2024	8	563	(2)	1	(1)
Canada Government 10-Year Bond September Futures	09/2024	11	965	6	0	(3)
Euro-Bund September Futures	09/2024	61	8,598	88	1	(27)
U.S. Treasury 10-Year Note September Futures	09/2024	6	660	(3)	0	(2)

$(74)	$5	$(33)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	230	$(54,875)	$254	$0	$(3)
Australia Government 10-Year Bond September Futures	09/2024	28	(2,121)	0	16	(16)
Euro-BOBL Future September Futures	09/2024	60	(7,482)	(74)	10	(2)
Euro-BTP Future September Futures	09/2024	4	(494)	6	3	0
Euro-OAT France Government 10-Year Bond September Futures	09/2024	44	(5,802)	33	31	0
Euro-Schatz September Futures	09/2024	13	(1,472)	(6)	0	0
Japan Government 10-Year Bond September Futures	09/2024	43	(38,181)	120	150	(48)
U.S. Treasury 2-Year Note September Futures	09/2024	7	(1,430)	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2024	415	(44,230)	(338)	45	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	52	(5,904)	(57)	25	0
U.S. Treasury Long-Term Bond September Futures	09/2024	66	(7,809)	(55)	66	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	4	(501)	(4)	7	0
United Kingdom Long Gilt September Futures	09/2024	124	(15,294)	(55)	67	(5)

$(177)	$420	$(74)

Total Futures Contracts	$(251)	$425	$(107)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$4,000	$37	$(76)	$(39)	$2	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	8,700	63	(127)	(64)	3	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034	8,800	(55)	13	(42)	3	0
iTraxx Europe Main 41 10-Year Index	(1.000)	Quarterly	06/20/2034	EUR	100	(1)	1	0	0	0
iTraxx Europe Main 41 5-Year Index	(1.000)	Quarterly	06/20/2029	9,100	(202)	26	(176)	0	(5)

$(158)	$(163)	$(321)	$8	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$600	$9	$4	$13	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	200	4	0	4	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	8,500	187	(11)	176	0	(1)

$200	$(7)	$193	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	8,700	$(20)	$(169)	$(189)	$0	$(3)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	15,200	289	(214)	75	0	(20)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	20,750	197	(404)	(207)	0	(88)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035	1,900	32	114	146	9	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	1,200	25	(70)	(45)	0	(13)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	818,020	(43)	(17)	(60)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	42,720	(1)	(7)	(8)	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		2,890,000	(76)	(31)	(107)	0	(32)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		943,600	0	54	54	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		100,000	0	3	3	2	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,870,000	(43)	(41)	(84)	0	(42)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	73	75	2	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	22,800	43	118	161	25	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	70,200	0	1	1	0	(1)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		303,400	(25)	102	77	0	(5)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		278,030	14	(32)	(18)	0	(5)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		29,320	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		$3,900	(47)	78	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		4,550	(51)	88	37	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		400	(3)	(6)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		400	(3)	(7)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		400	(3)	(7)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		500	(3)	(9)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		500	(3)	(10)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		600	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		600	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		700	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		700	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		10,200	(33)	(278)	(311)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		11,400	(27)	151	124	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		400	(3)	(7)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		900	(7)	(16)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		400	(3)	(7)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		500	(4)	(8)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		500	(4)	(8)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		22,600	58	387	445	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		1,900	(1)	38	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025		6,900	(352)	515	163	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,600	36	88	124	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		22,300	55	12	67	1	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		3,800	(2)	25	23	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		19,100	71	116	187	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		27,000	(7)	390	383	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	24	165	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		12,700	3	615	618	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		6,000	0	(103)	(103)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		5,160	(70)	(18)	(88)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		400	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		1,700	0	34	34	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		4,100	0	77	77	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		1,500	(4)	(12)	(16)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		3,510	(344)	(142)	(486)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,900	159	(367)	(208)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		1,420	0	(33)	(33)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		520	1	(8)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		9,810	(246)	(208)	(454)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		26,000	457	(6)	451	161	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,000	13	7	20	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,900	2	54	56	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		3,080	393	(84)	309	52	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		1,300	(150)	98	(52)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		800	60	(25)	35	14	0
Pay	1-Year BRL-CDI	6.750	Maturity	01/02/2025	BRL	3,500	34	(85)	(51)	0	0
Receive	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/19/2034	AUD	4,400	3	(10)	(7)	0	(5)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(114)	(133)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(33)	(36)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(27)	(27)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(24)	(24)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(15)	(15)	1	0
Pay(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	115,670	99	135	234	0	(4)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	800	(1)	3	2	1	0
Receive(5)	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		1,200	0	(2)	(2)	2	0
Receive(5)	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		3,600	0	(18)	(18)	6	0
Receive(5)	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		1,600	0	(6)	(6)	3	0
Receive(5)	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		2,100	0	(11)	(11)	4	0
Receive(5)	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		5,000	0	(29)	(29)	9	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	5,554,870	(19)	(5)	(24)	0	(6)
Pay	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025	NZD	8,200	(1)	57	56	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		2,700	21	0	21	0	(6)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(80)	(85)	1	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,800	(29)	442	413	0	(4)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		700	(1)	(3)	(4)	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		17,400	(29)	53	24	3	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		6,700	49	(110)	(61)	6	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		10,800	(187)	(49)	(236)	11	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		14,700	(149)	203	54	0	(6)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	300	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		23,100	0	(223)	(223)	0	(6)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		18,200	123	(149)	(26)	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		12,120	81	(43)	38	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(28)	(30)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(63)	(68)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(4)	(41)	(45)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(60)	(64)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(30)	(32)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		39,200	425	(538)	(113)	0	(28)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		5,390	(56)	(16)	(72)	8	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		800	(3)	(6)	(9)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		39,400	647	(810)	(163)	0	(83)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	(10)	(72)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	58	71	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	46	53	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		10,760	(535)	544	9	25	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	15	1	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	31	16	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(90)	(90)	0	(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(237)	(206)	1	0
Pay(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	25,100	(46)	(35)	(81)	3	0
Pay(5)	CAONREPO	3.500	Annual	03/19/2026		9,300	0	(17)	(17)	1	0
Pay(5)	CAONREPO	3.500	Annual	06/19/2026		27,700	(24)	7	(17)	1	(1)
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		7,700	0	16	16	0	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		6,300	(1)	15	14	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		3,200	(269)	30	(239)	0	(3)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		1,400	3	(9)	(6)	2	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(6)	24	4	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,800	22	(25)	(3)	4	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		30	0	(1)	(1)	0	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		100	(11)	0	(11)	0	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	26	(2)	24	6	0
Receive(5)	RBACOR	4.335	Annual	09/25/2024	AUD	20,600	0	2	2	0	0

							$565	$(570)	$(5)	$490	$(483)

Total Swap Agreements							$607	$(740)	$(133)	$498	$(489)

(k)	Securities with an aggregate market value of $2,769 and cash of $7,063 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	175		$107	$1	$0
	08/2024		$107	NZD	175	0	(1)
	10/2024		1,749	CNH	12,516	0	(20)
BOA	07/2024	EUR	442		$476	2	0
	07/2024	KRW	2,066,969		1,511	11	0
	07/2024	SGD	524		387	1	0
	07/2024		$789	HKD	6,157	0	0
	07/2024		182	PLN	725	0	(2)
	07/2024		161	SGD	218	0	0
	08/2024	SGD	218		$161	0	0
	02/2025	CNH	643		90	0	0
	04/2025	DKK	8,200		1,209	12	0
BPS	07/2024	AUD	306		202	0	(2)
	07/2024	BRL	1,348		268	27	0
	07/2024	CNY	3,031		426	9	0
	07/2024	EUR	1,339		1,441	7	0
	07/2024	GBP	7,398		9,450	98	0
	07/2024	KRW	1,896,777		1,382	6	0
	07/2024		$3,026	AUD	4,542	4	0
	07/2024		242	BRL	1,348	0	(1)
	07/2024		426	CNH	3,088	0	(3)
	07/2024		2,848	CNY	20,269	0	(18)
	07/2024		611	EUR	568	0	(3)
	07/2024		100	IDR	1,638,639	0	0
	07/2024		49	ILS	183	0	(1)
	07/2024		120	KRW	166,256	1	0
	07/2024		340	NZD	554	0	(3)
	07/2024		3,544	PLN	14,333	21	(5)
	07/2024		183	SEK	1,925	0	(1)
	07/2024		2,276	SGD	3,086	0	0
	08/2024	AUD	4,542		$3,029	0	(4)
	08/2024	SGD	3,082		2,276	0	(1)
	09/2024	INR	50,419		603	0	0
	09/2024	TWD	11,558		359	3	0
	09/2024		$11,803	CNH	84,458	0	(167)
	09/2024		405	INR	33,870	0	0
	09/2024		293	MXN	5,455	2	0
	09/2024		116	TWD	3,747	0	(1)
	10/2024		10,325	CNH	73,932	0	(112)
	12/2024		200		1,434	0	(1)
	01/2025	CNH	1,286		$180	1	0
	04/2025	BRL	7,500		1,344	43	0
BRC	07/2024	CNH	3,374		466	4	0
	07/2024	CNY	374		52	1	0
	07/2024	DKK	6,088		886	12	0
	07/2024	MXN	2,284		124	0	(1)
	07/2024	TRY	6,371		188	0	(3)
	07/2024		$1,098	CHF	978	0	(9)
	07/2024		105	CNY	748	0	(1)
	07/2024		45	NOK	474	0	(1)
	07/2024		201	PLN	801	0	(2)
	07/2024		558	RON	2,571	0	(5)
	07/2024		1	THB	28	0	0
	08/2024	EUR	334		$358	0	0
	08/2024		$46	SGD	62	0	0
	09/2024	MXN	1,245		$67	0	(1)
	09/2024		$466	CNH	3,357	0	(4)
	09/2024		713	MXN	13,581	20	0
	10/2024		346	CNH	2,478	0	(3)
	10/2024		2,885	JPY	434,997	0	(144)
	02/2025		90	CNH	642	0	0
	04/2025	JPY	112,000		$765	39	0
	05/2025		300,000		2,052	100	0
CBK	07/2024	BRL	6,576		1,183	7	0
	07/2024	CHF	498		547	0	(7)
	07/2024	CNY	6,808		956	12	0
	07/2024	KRW	156,346		113	0	0
	07/2024	PEN	6,035		1,596	25	0
	07/2024	SEK	33,437		3,149	0	(5)
	07/2024		$1,207	BRL	6,576	0	(30)
	07/2024		467	CNH	3,384	0	(3)
	07/2024		988	CNY	7,037	0	(11)
	07/2024		395	DKK	2,745	0	(1)
	07/2024		519	GBP	406	0	(6)
	07/2024		212	KRW	288,545	0	(2)
	07/2024		791	PEN	3,017	0	(7)
	07/2024		276	PLN	1,088	0	(5)
	07/2024		1,911	THB	69,950	0	(2)
	08/2024	BRL	6,598		$1,207	31	0
	09/2024	INR	2,913		35	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	09/2024	TWD	3,486		108	1	0
	09/2024		$293	CLP	267,720	0	(9)
	09/2024		6,368	INR	532,425	4	(3)
	09/2024		232	MXN	4,391	5	0
	09/2024		292	PHP	17,194	2	0
	10/2024	CNH	4,268		$594	5	0
	10/2024		$490	JPY	70,000	0	(48)
	10/2024		718	VND	18,011,432	0	(10)
	01/2025		180	CNH	1,285	0	(1)
	01/2026	JPY	70,000		$516	48	0
DUB	07/2024	KRW	906,119		659	1	0
	07/2024	MYR	341		72	0	0
	07/2024		$549	CLP	508,060	0	(10)
	07/2024		349	PLN	1,373	0	(8)
	08/2024	BRL	799		$155	13	0
	08/2024		$5,857	BRL	31,181	0	(300)
	10/2024		897	JPY	135,003	0	(46)
	04/2025	JPY	158,000		$1,079	55	0
FAR	07/2024	AUD	4,236		2,822	0	(4)
	07/2024	EUR	50,956		55,499	928	0
	07/2024	JPY	1,564,901		10,021	294	0
	07/2024	NZD	695		426	3	0
	07/2024		$9,813	JPY	1,563,568	0	(95)
	08/2024	JPY	1,556,233		$9,813	95	0
	08/2024		$205	NZD	337	0	0
GLM	07/2024	CNY	150		$21	0	0
	07/2024	MXN	2,281		123	0	(2)
	07/2024		$42	CNY	301	0	0
	07/2024		86	MYR	403	0	0
	07/2024		416	PLN	1,662	1	(5)
	07/2024		904	TRY	30,899	28	0
	07/2024		1,112	ZAR	20,340	5	0
	09/2024		769	TRY	30,736	104	0
	10/2024		2,437	JPY	360,000	0	(169)
	04/2025	BRL	9,800		$1,771	71	0
	06/2025	JPY	170,000		1,134	23	0
	01/2026		190,000		1,411	143	0
IND	07/2024	CNY	7,268		1,020	20	0
	07/2024		$2,040	CNY	14,539	0	(21)
JPM	07/2024	BRL	387		$77	8	0
	07/2024	CHF	132		146	0	(1)
	07/2024	CNY	2,372		333	4	0
	07/2024	EUR	936		1,002	0	(1)
	07/2024	KRW	1,118,275		811	0	0
	07/2024	SGD	2,459		1,825	11	0
	07/2024		$70	BRL	387	0	0
	07/2024		2,573	CHF	2,300	0	(13)
	07/2024		594	DKK	4,141	0	0
	07/2024		338	GBP	267	0	(1)
	07/2024		2,372	IDR	38,466,720	0	(21)
	07/2024		100	ILS	370	0	(2)
	07/2024		139	PLN	543	0	(4)
	07/2024		2,093	ZAR	38,529	22	0
	08/2024	CHF	1,701		$1,903	2	0
	08/2024	DKK	4,133		594	0	0
	08/2024		$333	CNY	2,373	0	0
	09/2024	TWD	2,939		$91	1	0
	09/2024		$867	INR	72,623	2	0
	09/2024		2,797	MXN	50,617	0	(63)
	10/2024	JPY	140,000		$1,132	250	0
	10/2024		$5,022	CNH	35,947	0	(56)
	12/2024	CNH	1,435		$200	1	0
MBC	07/2024	CAD	9,837		7,225	34	0
	07/2024	CNH	3,080		426	4	0
	07/2024	EUR	576		622	5	0
	07/2024	IDR	13,513,837		820	0	(6)
	07/2024	NOK	368		35	0	0
	07/2024	SGD	322		239	2	0
	07/2024		$7,189	CAD	9,843	6	0
	07/2024		1,534	CHF	1,367	0	(13)
	07/2024		573	CZK	13,222	0	(8)
	07/2024		830	DKK	5,775	1	(1)
	07/2024		1,675	GBP	1,315	0	(13)
	07/2024		1,505	SEK	15,660	0	(27)
	08/2024	CAD	9,837		$7,189	0	(6)
	08/2024		$35	NOK	368	0	0
	09/2024		2,678	CNH	19,281	0	(21)
	09/2024		137	TWD	4,421	0	(1)
	10/2024	JPY	860,000		$6,897	1,478	0
	12/2024	CNH	2,741		384	4	0
	12/2024		$384	CNH	2,740	0	(4)
	01/2025	DKK	2,200		$323	3	0
MYI	07/2024	BRL	4,840		937	71	0
	07/2024	EUR	1,330		1,426	2	0
	07/2024	HUF	107,648		290	0	(2)
	07/2024		$871	BRL	4,840	0	(5)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	798	CNY	5,680	0	(4)
07/2024	407	DKK	2,842	1	0
07/2024	350	NZD	571	0	(2)
07/2024	1,503	SEK	15,872	0	(5)
07/2024	159	ZAR	2,900	0	0
07/2024	ZAR	2,908	$156	0	(4)
08/2024	DKK	2,837	407	0	(1)
08/2024	SEK	15,848	1,503	5	0
08/2024	ZAR	2,907	159	0	0
09/2024	TWD	1,169	36	0	0
09/2024	$580	INR	48,475	0	0
RBC	07/2024	6,860	GBP	5,410	0	(22)
08/2024	GBP	5,410	$6,861	22	0
SCX	07/2024	CNY	11,380	1,597	31	0
07/2024	EUR	839	901	3	0
07/2024	KRW	1,083,679	795	9	0
07/2024	$1,932	CNY	13,750	0	(37)
07/2024	59,838	EUR	55,850	0	(25)
08/2024	EUR	55,850	$59,926	26	0
09/2024	CNH	587	82	1	0
09/2024	TWD	1,699	53	0	0
09/2024	$62	CNH	447	0	(1)
09/2024	4,017	INR	336,177	5	0
09/2024	308	KZT	141,755	0	(13)
09/2024	293	PHP	17,174	1	0
09/2024	152	TWD	4,893	0	(1)
10/2024	CNH	1,338	$186	1	0
SSB	09/2024	COP	1,175,777	293	14	0
TOR	07/2024	CHF	18	20	0	0
07/2024	NZD	255	156	1	0
08/2024	$199	COP	798,490	0	(8)
08/2024	156	NZD	255	0	(1)
UAG	07/2024	CHF	3,998	$4,424	0	(26)
07/2024	DKK	9,423	1,369	15	0
07/2024	$352	ILS	1,305	0	(6)

Total Forward Foreign Currency Contracts	$4,395	$(1,755)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.400	12/06/2024	60	$5	$9
Call - OTC USD versus CNH	7.325	01/14/2025	70	7	11
Call - OTC USD versus CNH	7.400	01/14/2025	50	4	6
Call - OTC USD versus CNH	7.400	01/23/2025	50	5	6
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	60	6	9
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	50	5	9
Call - OTC USD versus CNH	7.450	02/14/2025	50	5	6
MBC	Call - OTC USD versus CNH	7.350	12/06/2024	100	10	18
Call - OTC USD versus CNH	7.375	02/14/2025	70	7	10
SCX	Call - OTC USD versus CNH	7.300	02/14/2025	30	3	5

$57	$89

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	5,600	$11	$14
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	1,200	43	53
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	200	7	9
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	4,300	12	11
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	1,100	33	41
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	1,600	55	68
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	400	17	18

$178	$214

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	600	$46	$288

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Purchased Options	$281	$591

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	5,600	$(6)	$0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	4,600	(44)	(51)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(239)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	800	(8)	(9)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	4,300	(6)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	4,200	(33)	(38)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	1,200	(12)	(13)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	5,000	(44)	(52)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	1,500	(16)	(18)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,600	(5)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,600	(5)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	1,200	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	1,200	(5)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,400	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,400	(5)	(9)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(1)

Total Written Options	$(264)	$(449)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$700	$(20)	$0	$0	$(20)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	600	(18)	1	0	(17)

$(38)	$1	$0	$(37)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$400	$(10)	$14	$4	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	100	(9)	8	0	(1)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189	200	(5)	7	2	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	2,900	(14)	1	0	(13)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189	400	(10)	13	3	0
MYC	Indonesia Government International Bond	1.000	Quarterly	06/20/2029	0.786	3,800	34	3	37	0

$(14)	$46	$46	$(14)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

CROSS-CURRENCY SWAPS
											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700		$2,034	$13	$(7)	$6	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		$2,288	JPY	338,200	(10)	3	0	(7)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		2,684		394,200	(9)	2	0	(7)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		10,610		1,553,700	98	8	106	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		2,687		393,700	(4)	2	0	(2)
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		2,028		283,900	104	2	106	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		2,266		334,300	(5)	2	0	(3)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		5,057		704,400	273	5	278	0
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	2,800		$1,932	1	7	8	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700		1,863	(10)	7	0	(3)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$4,286	JPY	597,000	257	5	262	0

								$708	$36	$766	$(22)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR(8)	3.750%	Quarterly	09/18/2029	MYR	1,290	$(1)	$0	$0	$(1)
	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		1,550	2	0	2	0
CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		720	1	0	1	0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		7,080	9	(2)	7	0
	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		2,020	3	0	3	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		8,030	51	(40)	11	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	MYR	770	1	0	1	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034		1,420	3	0	3	0
SCX	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		510	1	0	1	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034		270	1	0	1	0

								$71	$(42)	$30	$(1)

Total Swap Agreements								$727	$41	$842	$(74)

(m)

Securities with an aggregate market value of $16 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$36	$0	$36
Australia
Sovereign Issues	0	1,300	0	1,300
Brazil
Sovereign Issues	0	2,865	0	2,865
Canada
Corporate Bonds & Notes	0	1,236	0	1,236
Sovereign Issues	0	5,847	0	5,847
Cayman Islands
Asset-Backed Securities	0	13,681	0	13,681
Corporate Bonds & Notes	0	718	0	718
Sovereign Issues	0	304	0	304
Chile
Corporate Bonds & Notes	0	1,081	0	1,081
Sovereign Issues	0	1,234	0	1,234
China
Sovereign Issues	0	190	0	190
Colombia
Corporate Bonds & Notes	0	786	0	786
Sovereign Issues	0	1,596	0	1,596
Czech Republic
Sovereign Issues	0	238	0	238
Denmark
Corporate Bonds & Notes	0	2,436	0	2,436
Dominican Republic
Sovereign Issues	0	1,097	0	1,097
Ecuador
Sovereign Issues	0	318	0	318
France
Corporate Bonds & Notes	0	1,854	0	1,854
Sovereign Issues	0	3,013	0	3,013
Germany
Corporate Bonds & Notes	0	1,516	0	1,516
Sovereign Issues	0	424	0	424
Guatemala
Sovereign Issues	0	191	0	191
Hungary
Sovereign Issues	0	4,026	0	4,026
India
Corporate Bonds & Notes	0	800	0	800
Indonesia
Sovereign Issues	0	1,238	0	1,238
Ireland
Asset-Backed Securities	0	5,999	0	5,999
Corporate Bonds & Notes	0	553	0	553
Israel
Sovereign Issues	0	1,242	0	1,242
Italy
Corporate Bonds & Notes	0	2,022	0	2,022
Sovereign Issues	0	21,034	0	21,034
Ivory Coast
Sovereign Issues	0	1,558	0	1,558
Japan
Corporate Bonds & Notes	0	994	0	994
Sovereign Issues	0	10,964	0	10,964
Kazakhstan
Corporate Bonds & Notes	0	1,102	0	1,102
Luxembourg
Common Stocks	0	0	1,185	1,185
Corporate Bonds & Notes	0	1,299	0	1,299
Malaysia
Corporate Bonds & Notes	0	340	0	340
Sovereign Issues	0	725	0	725
Mexico
Sovereign Issues	0	1,119	0	1,119
Multinational
Corporate Bonds & Notes	0	292	0	292
Netherlands
Corporate Bonds & Notes	0	2,861	0	2,861
Non-Agency Mortgage-Backed Securities	0	90	0	90
New Zealand
Sovereign Issues	0	200	0	200
Norway
Sovereign Issues	0	249	0	249
Peru
Corporate Bonds & Notes	0	1,110	0	1,110
Philippines
Sovereign Issues	0	322	0	322
Poland
Sovereign Issues	0	3,966	0	3,966
Qatar
Corporate Bonds & Notes	0	167	0	167
Romania
Sovereign Issues	0	3,033	0	3,033

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Saudi Arabia
Corporate Bonds & Notes	0	837	0	837
Sovereign Issues	0	6,535	0	6,535
Serbia
Sovereign Issues	0	2,539	0	2,539
Singapore
Sovereign Issues	0	2,721	0	2,721
South Africa
Sovereign Issues	0	151	0	151
South Korea
Sovereign Issues	0	6,426	0	6,426
Spain
Corporate Bonds & Notes	0	997	0	997
Sovereign Issues	0	813	0	813
Supranational
Corporate Bonds & Notes	0	2,015	0	2,015
Switzerland
Corporate Bonds & Notes	0	3,550	0	3,550
United Arab Emirates
Corporate Bonds & Notes	0	1,731	0	1,731
United Kingdom
Corporate Bonds & Notes	0	9,522	0	9,522
Non-Agency Mortgage-Backed Securities	0	6,515	0	6,515
Sovereign Issues	0	971	0	971
United States
Asset-Backed Securities	0	6,323	11	6,334
Corporate Bonds & Notes	0	18,137	0	18,137
Municipal Bonds & Notes	0	484	0	484
Non-Agency Mortgage-Backed Securities	0	21,871	387	22,258
U.S. Government Agencies	0	134,082	0	134,082
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	47,970	0	47,970
Short-Term Instruments
Repurchase Agreements	0	498	0	498
Hungary Treasury Bills	0	702	0	702
Japan Treasury Bills	0	4,595	0	4,595

	$0	$389,251	$1,583	$390,834
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,600	$0	$0	$12,600

Total Investments	$12,600	$389,251	$1,583	$403,434

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(31,333)	$0	$(31,333)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	279	644	0	923
Over the counter	0	5,828	0	5,828

	$279	$6,472	$0	$6,751
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(102)	(494)	0	(596)
Over the counter	0	(2,278)	0	(2,278)

	$(102)	$(2,772)	$0	$(2,874)

Total Financial Derivative Instruments	$177	$3,700	$0	$3,877

Totals	$12,777	$361,618	$1,583	$375,978

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$184	$101
3.625% due 07/09/2035 þ		122	52

Total Argentina (Cost $160)			153

AUSTRALIA 0.9%
CORPORATE BONDS & NOTES 0.8%
Australia & New Zealand Banking Group Ltd. 4.675% due 06/15/2026		$3,600	3,575
Commonwealth Bank of Australia 5.071% due 09/14/2028		2,600	2,625
National Australia Bank Ltd. 5.134% due 11/28/2028		2,600	2,635

			8,835

SOVEREIGN ISSUES 0.1%
Australia Government International Bond
1.750% due 06/21/2051	AUD	250	92
2.500% due 05/21/2030		2,300	1,406

			1,498

Total Australia (Cost $10,836)			10,333

BRAZIL 0.9%
SOVEREIGN ISSUES 0.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	63,500	10,516

Total Brazil (Cost $10,917)			10,516

CANADA 2.4%
CORPORATE BONDS & NOTES 1.5%
Canadian Imperial Bank of Commerce 4.738% due 09/14/2026 ~	AUD	3,200	2,123
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,023
Royal Bank of Canada
4.851% due 12/14/2026		$2,400	2,393
5.175% due 06/30/2026 ~	AUD	3,500	2,344
Toronto-Dominion Bank
4.701% due 06/05/2027		$4,800	4,765
5.341% due 09/15/2028 ~	AUD	6,300	4,232

			16,880

SOVEREIGN ISSUES 0.9%
Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	556	390
2.750% due 12/01/2033		14,500	10,384

			10,774

Total Canada (Cost $27,660)			27,654

CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 4.2%
522 Funding CLO Ltd.
6.626% due 10/20/2031 •		$1,655	1,655
6.666% due 04/20/2030 •		1,001	1,001
Apidos CLO
6.489% due 07/18/2029 •		942	943
6.509% due 07/17/2030 •		1,202	1,204

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		2,300	2,290
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		1,331	1,332
CIFC Funding Ltd. 6.535% due 10/24/2030 •		1,331	1,333
Crown Point CLO Ltd. 6.556% due 10/20/2031 •		1,900	1,903
Dryden CLO Ltd. 6.664% due 05/15/2032 •		2,300	2,303
Elevation CLO Ltd. 6.535% due 10/25/2030 •		919	920
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		1,420	1,421
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •		5,300	5,296
GPMT Ltd.
6.696% due 07/16/2035 •		1,092	1,081
6.810% due 12/15/2036 •		2,100	2,063
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		2,200	2,202
KKR CLO Ltd. 6.529% due 07/18/2030 •		532	533
Marathon CLO Ltd. 6.902% due 11/15/2031 •		1,593	1,593
MF1 Ltd. 6.526% due 10/16/2036 •		1,816	1,808
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •		188	187
MidOcean Credit CLO 6.616% due 01/29/2030 •		21	21
Newark BSL CLO Ltd. 6.555% due 07/25/2030 •		592	592
OZLM Ltd. 6.525% due 10/20/2031 •		1,704	1,705
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •		2,900	2,906
Sound Point CLO Ltd.
6.565% due 07/25/2030 •		716	716
6.566% due 10/20/2030 •		1,161	1,162
6.706% due 01/21/2031 •		705	705
Steele Creek CLO Ltd. 6.840% due 10/15/2030 •		1,229	1,230
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		2,176	2,167
Trinitas CLO Ltd. 6.663% due 01/25/2034 •		2,900	2,906
Venture CLO Ltd.
6.470% due 04/15/2027 •		1	1
6.574% due 09/07/2030 •		1,576	1,577
6.686% due 01/20/2029 •		509	510
Vibrant CLO Ltd. 6.626% due 09/15/2030 •		652	653

			47,919

CORPORATE BONDS & NOTES 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,726	1,553
Sands China Ltd. 5.400% due 08/08/2028		800	784

			2,337

SOVEREIGN ISSUES 0.0%
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	506

Total Cayman Islands (Cost $50,961)			50,762

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$1,000	990

Total Chile (Cost $999)			990

DENMARK 2.3%
CORPORATE BONDS & NOTES 2.3%
Danske Bank AS 6.259% due 09/22/2026 •		$1,800	1,813
DLR Kredit AS 1.000% due 10/01/2024	DKK	9,600	1,370

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Jyske Realkredit AS
1.000% due 10/01/2024		50,000	7,141
1.000% due 10/01/2050		6,719	708
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2024		53,800	7,681
1.500% due 10/01/2053		1,493	171
Nykredit Realkredit AS
1.500% due 10/01/2052		8,657	988
Realkredit Danmark AS
1.000% due 01/01/2025		45,200	6,418
1.500% due 10/01/2053		1,586	181

Total Denmark (Cost $27,153)			26,471

FRANCE 1.7%
CORPORATE BONDS & NOTES 0.5%
BNP Paribas SA 4.095% due 02/13/2034	EUR	1,000	1,079
BPCE SA 6.612% due 10/19/2027 •		$2,200	2,235
Credit Agricole SA 6.316% due 10/03/2029 •		1,800	1,849

			5,163

SOVEREIGN ISSUES 1.2%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,242
1.500% due 05/25/2050		4,500	3,102
2.000% due 05/25/2048		3,900	3,094
3.000% due 06/25/2049		2,500	2,401
3.250% due 05/25/2045		2,100	2,133

			13,972

Total France (Cost $28,232)			19,135

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,100	2,130
2.129% due 11/24/2026 •		$400	380
3.547% due 09/18/2031 •		1,400	1,233
5.706% due 02/08/2028 •		1,600	1,598

Total Germany (Cost $5,960)			5,341

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 6.250% due 09/22/2032		$1,100	1,136

Total Hungary (Cost $1,097)			1,136

IRELAND 2.3%
ASSET-BACKED SECURITIES 2.1%
Accunia European CLO DAC 4.856% due 07/15/2030 •	EUR	287	307
Cairn CLO DAC 4.535% due 01/31/2030 •		1,174	1,258
Capital Four CLO DAC 4.926% due 10/15/2034 •		2,600	2,785
CVC Cordatus Loan Fund DAC
4.556% due 10/15/2031 •		674	722
5.091% due 10/23/2034 •		996	1,067
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		1,100	1,178
Dryden Euro CLO DAC 4.566% due 04/15/2033 •		789	843
Marlay Park CLO DAC 4.646% due 10/15/2030 •		1,085	1,162
Rockford Tower Europe CLO DAC
4.851% due 01/24/2035 •		2,900	3,101
5.220% due 04/24/2037 •		2,100	2,251
Sculptor European CLO DAC 4.956% due 10/15/2034 •		4,700	5,035

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Trinitas Euro CLO DAC 4.827% due 10/20/2032 •		4,500	4,824

			24,533

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
1.750% due 10/29/2024		$500	493
3.000% due 10/29/2028		550	500

			993

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Shamrock Residential DAC 4.448% due 01/24/2061 •	EUR	1,463	1,566

Total Ireland (Cost $27,673)			27,092

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	670
4.500% due 01/17/2033		$600	541

Total Israel (Cost $1,414)			1,211

ITALY 1.3%
CORPORATE BONDS & NOTES 0.2%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,209
2.625% due 04/28/2025		800	843
Nexi SpA 2.125% due 04/30/2029		500	485

			2,537

SOVEREIGN ISSUES 1.1%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,400	1,395
Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	8,000	8,076
3.850% due 09/15/2026		2,200	2,378
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	778

			12,627

Total Italy (Cost $15,840)			15,164

JAPAN 3.1%
CORPORATE BONDS & NOTES 0.3%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$600	555
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		2,600	2,629

			3,184

SOVEREIGN ISSUES 2.8%
Development Bank of Japan, Inc.
0.010% due 09/09/2025	EUR	6,961	7,154
1.750% due 08/28/2024		$2,200	2,187
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,072
Japan Government International Bond
0.100% due 01/01/2026	JPY	610,000	3,782
0.100% due 03/10/2028 (e)		1,163,170	7,566
0.700% due 12/20/2048		247,000	1,144
0.700% due 06/20/2051		30,000	133
1.300% due 06/20/2052		50,000	257
1.500% due 09/20/2043		870,000	5,143

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,145

			32,583

Total Japan (Cost $41,486)			35,767

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
GoldenTree Loan Management U.S. CLO Ltd. 6.995% due 01/20/2034 •		$1,100	1,108
Saranac CLO Ltd. 6.748% due 08/13/2031 •		1,626	1,632

Total Jersey, Channel Islands (Cost $2,726)			2,740

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	260
4.800% due 04/21/2060		300	266

Total Malaysia (Cost $600)			526

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$500	402

Total Mexico (Cost $465)			402

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 5.908% (US0003M + 0.300%) due 09/22/2037 ~		$707	629

Total Multinational (Cost $553)			629

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$2,600	2,627
Cooperatieve Rabobank UA 5.500% due 10/05/2026		2,600	2,618

Total Netherlands (Cost $5,194)			5,245

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,370

Total Norway (Cost $1,602)			1,370

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,436
4.250% due 02/14/2043		400	437
4.625% due 03/18/2029		$2,400	2,373
4.875% due 10/04/2033		300	293
5.125% due 09/18/2034		2,000	1,970
5.500% due 04/04/2053		200	196

Total Poland (Cost $6,694)			6,705

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy 2.250% due 07/12/2031		$300	251

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Total Qatar (Cost $298)			251

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	700
2.000% due 04/14/2033		1,400	1,127
2.125% due 03/07/2028		600	594
2.750% due 04/14/2041		400	278
2.875% due 04/13/2042		1,000	697
5.625% due 02/22/2036		1,100	1,150
6.625% due 09/27/2029		2,600	2,986

Total Romania (Cost $8,509)			7,532

SAUDI ARABIA 1.5%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$200	169

SOVEREIGN ISSUES 1.5%
Saudi Government International Bond
3.250% due 10/22/2030		200	180
4.750% due 01/18/2028		2,400	2,374
4.750% due 01/16/2030		8,900	8,756
4.875% due 07/18/2033		5,500	5,374

			16,684

Total Saudi Arabia (Cost $17,041)			16,853

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	638
2.050% due 09/23/2036		600	456
6.000% due 06/12/2034		$1,100	1,084

Total Serbia (Cost $2,578)			2,178

SINGAPORE 0.8%
SOVEREIGN ISSUES 0.8%
Singapore Government International Bond 3.250% due 06/01/2054	SGD	12,390	9,469

Total Singapore (Cost $9,154)			9,469

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Development Bank 5.375% due 10/23/2026		$2,500	2,521
Korea Government International Bond
2.000% due 06/10/2031	KRW	11,205,620	7,506
2.375% due 12/10/2028		1,978,170	1,387
2.625% due 06/10/2028		2,123,850	1,509
3.250% due 03/10/2028		2,112,580	1,537
4.250% due 12/10/2032		1,563,670	1,216
Korea Housing Finance Corp.
4.875% due 08/27/2027		$2,400	2,393
5.375% due 11/15/2026		2,700	2,719

Total South Korea (Cost $21,319)			20,788

SPAIN 0.9%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029		$1,000	1,004
Banco Santander SA 1.849% due 03/25/2026		200	187

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

CaixaBank SA 6.208% due 01/18/2029 •		3,500	3,557

			4,748

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	321
Spain Government International Bond 2.800% due 05/31/2026		5,300	5,639

			5,960

Total Spain (Cost $10,839)			10,708

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,137

Total Supranational (Cost $1,323)			1,137

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	939
5.617% due 09/13/2030 •		900	904
6.246% due 09/22/2029 •		2,600	2,674
6.373% due 07/15/2026 •		1,200	1,206
6.537% due 08/12/2033 •		3,350	3,517
7.750% due 03/01/2029 •	EUR	1,000	1,211

Total Switzerland (Cost $9,920)			10,451

UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$3,300	3,356

Total United Arab Emirates (Cost $3,245)			3,356

UNITED KINGDOM 5.0%
CORPORATE BONDS & NOTES 2.7%
Barclays PLC
4.375% due 01/12/2026		$300	295
6.224% due 05/09/2034 •		1,300	1,333
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,777
4.041% due 03/13/2028 •		900	867
4.292% due 09/12/2026 •		2,200	2,162
6.985% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,224
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	1,200	1,516
Nationwide Building Society
5.264% due 11/10/2026		$3,200	3,219
6.557% due 10/18/2027 •		2,800	2,858
NatWest Group PLC 5.076% due 01/27/2030 •		1,700	1,671
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		2,500	1,634
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		2,300	2,364
Standard Chartered PLC
1.822% due 11/23/2025 •		1,800	1,771
2.608% due 01/12/2028 •		900	834
2.678% due 06/29/2032 •		2,100	1,718
6.750% due 02/08/2028 •		4,900	5,034

			31,277

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	301	378
Eurosail PLC 6.303% due 06/13/2045 •		301	379
Newgate Funding PLC
6.352% due 12/15/2050 •		267	328
6.602% due 12/15/2050 •		133	162
Resloc U.K. PLC 5.512% due 12/15/2043 •		783	966

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Ripon Mortgages PLC 5.934% due 08/28/2056 •	4,301	5,437
Stratton Mortgage Funding PLC
0.000% due 06/20/2060 •	6,404	8,120
6.134% due 06/28/2050 •	1,418	1,792
Towd Point Mortgage Funding 6.583% due 07/20/2045 •	2,068	2,616
Tower Bridge Funding PLC 0.000% due 05/20/2066 •	2,600	3,299

		23,477

SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 1.250% due 07/31/2051	3,300	2,017

Total United Kingdom (Cost $58,783)		56,771

UNITED STATES 72.2%
ASSET-BACKED SECURITIES 4.1%
ACE Securities Corp. Home Equity Loan Trust 6.360% due 08/25/2035 •	$1,231	1,194
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •	2	2
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.400% due 06/25/2029 •	6	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.220% due 02/25/2036 •	836	643
Citigroup Mortgage Loan Trust
5.640% due 01/25/2037 •	1,634	1,160
5.780% due 12/25/2036 •	382	206
5.980% due 03/25/2036 •	752	672
6.450% due 07/25/2035 •	2,400	2,250
Countrywide Asset-Backed Certificates Trust
5.600% due 06/25/2037 •	405	375
5.600% due 06/25/2047 •	426	379
5.720% due 12/25/2036 •	536	483
5.860% due 06/25/2037 •	1,293	1,295
5.960% due 02/25/2036 •	265	259
6.200% due 08/25/2047 •	221	211
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •	1	1
First Franklin Mortgage Loan Trust
5.575% due 07/25/2036 •	758	720
6.405% due 03/25/2035 •	544	535
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •	1,563	1,547
GSAMP Trust
3.845% due 11/25/2034 •	224	209
5.940% due 09/25/2036 •	3,226	1,131
5.960% due 05/25/2046 •	1,785	1,666
5.980% due 02/25/2046 •	48	44
LCCM Trust 6.893% due 11/15/2038 •	2,055	2,026
MASTR Asset-Backed Securities Trust
5.940% due 06/25/2036 •	2,961	1,066
6.210% due 10/25/2035 •	725	678
MASTR Specialized Loan Trust 6.200% due 01/25/2037 •	874	354
Merrill Lynch Mortgage Investors Trust
6.120% due 07/25/2036 •	3,425	3,172
6.180% due 05/25/2036 •	7	7
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •	1,645	750
5.600% due 05/25/2037 •	1,270	946
5.710% due 07/25/2036 •	137	119
5.940% due 06/25/2036 •	1,280	654
6.390% due 02/25/2035 •	2,866	2,538
6.420% due 09/25/2034 •	1,076	1,062
Morgan Stanley Home Equity Loan Trust 5.690% due 04/25/2037 •	1,176	604
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,610	336
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.895% due 03/25/2036 •	483	480
NovaStar Mortgage Funding Trust
5.720% due 03/25/2037 •	965	603
6.000% due 05/25/2036 •	2,800	2,635
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	545	170
5.731% due 11/25/2036 þ	1,934	647
Residential Asset Securities Corp. Trust 5.710% due 11/25/2036 •	4,113	3,567

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Saxon Asset Securities Trust 5.770% due 09/25/2037 •		812	764
SMB Private Education Loan Trust
1.290% due 07/15/2053		608	557
6.543% due 07/15/2053 •		169	169
6.783% due 02/16/2055 •		1,213	1,221
Soundview Home Loan Trust
5.960% due 11/25/2036 •		1,646	1,556
6.020% due 05/25/2036 •		400	384
6.410% due 10/25/2037 •		1,200	886
Specialty Underwriting & Residential Finance Trust 5.760% due 06/25/2037 •		328	189
Structured Asset Investment Loan Trust
5.632% due 07/25/2036 •		924	532
6.140% due 01/25/2033 «•		468	448
6.360% due 09/25/2034 •		45	43
Structured Asset Securities Corp. 4.991% due 02/25/2035 •		2,383	2,403
Terwin Mortgage Trust 6.400% due 11/25/2033 •		24	20

			46,574

CORPORATE BONDS & NOTES 4.4%
Bayer U.S. Finance LLC 4.250% due 12/15/2025		400	391
Boeing Co. 6.298% due 05/01/2029		1,000	1,014
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,511	1,414
Citigroup, Inc.
2.125% due 09/10/2026	EUR	5,600	5,834
3.290% due 03/17/2026 •		$1,300	1,277
Credit Suisse AG AT1 Claim		1,700	204
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	159
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		1,000	968
3.815% due 11/02/2027		400	375
GA Global Funding Trust 2.250% due 01/06/2027		600	555
GLP Capital LP 5.300% due 01/15/2029		700	690
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,500	2,467
5.040% due 01/23/2028 •		2,900	2,885
JPMorgan Chase Bank NA
5.110% due 12/08/2026		2,700	2,700
6.371% (SOFRRATE + 1.000%) due 12/08/2026 ~		1,100	1,115
Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,278
5.164% due 04/20/2029 •		$2,300	2,293
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		4,300	4,318
Morgan Stanley Bank NA 5.882% due 10/30/2026		4,300	4,354
Organon & Co. 2.875% due 04/30/2028	EUR	500	505
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
4.000% due 12/01/2046		100	72
4.250% due 03/15/2046		100	76
4.300% due 03/15/2045		100	77
4.550% due 07/01/2030		500	474
PacifiCorp 5.100% due 02/15/2029		1,100	1,100
Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	989
5.125% due 02/13/2031		1,000	990
Principal Life Global Funding 1.375% due 01/10/2025		500	489
Wells Fargo & Co. 5.499% due 01/23/2035 •		1,700	1,695
Wells Fargo Bank NA
5.254% due 12/11/2026		3,200	3,204
6.066% (SOFRRATE + 0.710%) due 01/15/2026 ~		3,800	3,816

			50,868

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC 7.052% due 02/01/2027		1,198	1,198

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Project Hudson II 7.730% due 05/29/2026 «	600	603

		1,801

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025	900	870
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	374	408
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	485	485

		1,763

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Assets Trust 5.650% due 05/25/2046 •	79	64
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	920	623
Banc of America Mortgage Trust 5.843% due 06/25/2035 ~	27	23
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,751	1,453
BCAP LLC Trust 4.832% due 01/26/2047 •	8	7
Bear Stearns Adjustable Rate Mortgage Trust
3.918% due 09/25/2034 ~	21	18
4.000% due 05/25/2034 «~	1	1
4.406% due 05/25/2047 ~	53	46
5.416% due 11/25/2034 «~	1	1
5.455% due 08/25/2033 «~	2	1
5.892% due 10/25/2033 «~	1	1
6.997% due 05/25/2034 «~	4	3
Bear Stearns ALT-A Trust
4.500% due 08/25/2036 ~	85	39
4.607% due 11/25/2035 ~	123	93
5.310% due 05/25/2035 ~	3	3
5.780% due 02/25/2034 •	14	13
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~	25	19
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	1,052	930
3.250% due 09/25/2063 ~	1,048	931
Chase Mortgage Finance Trust 5.312% due 07/25/2037 ~	33	26
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.610% due 01/25/2036 •	417	378
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,401	1,115
4.560% due 09/25/2037 ~	59	52
5.500% due 08/25/2035 ~	329	291
5.719% due 08/25/2036 •	5,060	2,059
Countrywide Alternative Loan Trust
4.625% due 11/25/2035 ~	62	55
4.769% due 02/25/2037 ~	16	13
5.250% due 06/25/2035	7	5
5.663% due 07/20/2046 •	75	59
5.810% due 05/25/2037 •	78	25
5.880% due 07/25/2046 •	736	645
6.020% due 02/25/2037 •	113	90
6.120% due 09/25/2035 •	329	250
6.250% due 12/25/2036	2,218	932
6.250% due 08/25/2037	17	8
6.403% due 11/25/2047 •	332	267
6.500% due 06/25/2036	38	17
6.653% due 11/25/2035 •	16	13
7.193% due 11/25/2035 •	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
5.860% due 04/25/2046 •	137	126
6.000% due 07/25/2036	711	351
6.000% due 04/25/2046 •	3,246	932
6.220% due 09/25/2034 «•	7	6
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •	29	27
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	306	244
6.079% due 04/25/2037 þ	129	35
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.600% due 07/25/2047 •	259	234
Extended Stay America Trust 6.523% due 07/15/2038 •	1,906	1,900
GreenPoint Mortgage Funding Trust 6.000% due 11/25/2045 •	3	2
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	404	322

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

3.000% due 09/25/2052 ~	3,854	3,193
GSC Capital Corp. Mortgage Trust 5.820% due 05/25/2036 •	813	758
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •	1,424	1,138
GSR Mortgage Loan Trust
5.110% due 06/25/2034 «~	4	4
6.167% due 01/25/2035 ~	5	4
6.750% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust
6.003% due 12/19/2036 •	42	35
6.133% due 06/20/2035 •	10	10
Impac CMB Trust
6.180% due 10/25/2034 «•	93	87
IndyMac INDX Mortgage Loan Trust 3.979% due 09/25/2035 ~	33	26
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,513	2,915
3.000% due 03/25/2052 ~	3,406	2,827
3.000% due 04/25/2052 ~	3,406	2,840
3.000% due 05/25/2052 ~	4,525	3,757
5.504% due 10/25/2035 «~	5	4
5.571% due 11/25/2033 «~	2	2
6.000% due 06/25/2037	1,400	525
Lehman XS Trust 5.870% due 08/25/2046 •	1,119	1,002
Luminent Mortgage Trust 5.840% due 05/25/2046 •	1,067	864
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,780
MASTR Alternative Loan Trust
5.860% due 03/25/2036 •	44	5
6.000% due 02/25/2036	502	225
Merrill Lynch Mortgage Investors Trust
4.664% due 02/25/2036 «~	2	2
5.679% due 02/25/2036 ~	37	36
6.208% due 02/25/2033 ~	2	2
6.970% due 05/25/2033 «~	5	5
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	147	51
Natixis Commercial Mortgage Securities Trust 7.152% due 03/15/2035 •	1,710	1,709
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,221	1,149
2.750% due 11/25/2059 ~	979	916
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •	2,300	2,213
OBX Trust
3.000% due 01/25/2052 ~	506	420
6.110% due 06/25/2057 •	249	241
6.465% due 10/25/2063 þ	1,886	1,897
7.159% due 10/25/2063 þ	2,188	2,231
PMT Loan Trust 2.500% due 07/25/2051 ~	1,785	1,421
Residential Accredit Loans, Inc. Trust
5.619% due 06/25/2046 •	272	62
6.020% due 10/25/2037 ~	272	222
6.250% due 02/25/2037	1,150	903
6.653% due 08/25/2035 •	110	89
Residential Asset Securitization Trust
5.750% due 02/25/2036	741	527
5.860% due 01/25/2046 •	46	13
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «	1	1
Sequoia Mortgage Trust
5.853% due 07/20/2036 •	56	48
6.153% due 07/20/2033 •	10	10
Structured Adjustable Rate Mortgage Loan Trust
4.825% due 08/25/2035 ~	50	42
5.160% due 09/25/2035 ~	45	39
6.814% due 04/25/2034 «~	1	1
7.282% due 02/25/2034 «~	2	2
Structured Asset Mortgage Investments Trust
5.580% due 08/25/2036 •	632	533
5.880% due 05/25/2036 •	24	16
5.900% due 05/25/2036 •	71	55
5.900% due 09/25/2047 •	115	97
6.033% due 07/19/2034 «•	2	2
Structured Asset Securities Corp. 5.740% due 01/25/2036 •	1,061	867
Structured Asset Securities Corp. Mortgage Loan Trust 5.750% due 10/25/2036 •	551	442
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 þ	149	36
Thornburg Mortgage Securities Trust
6.710% due 06/25/2037 •	41	37

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

6.967% due 06/25/2037 •	99	83
7.017% due 06/25/2047 •	36	32
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,000	889
2.710% due 01/25/2060 ~	754	706
2.900% due 10/25/2059 ~	3,760	3,519
Verus Securitization Trust 7.070% due 10/25/2068 þ	1,588	1,615
WaMu Mortgage Pass-Through Certificates Trust
4.168% due 09/25/2036 ~	117	98
4.256% due 12/25/2036 ~	270	236
4.448% due 02/27/2034 •	5	5
4.824% due 12/25/2035 ~	101	89
6.040% due 07/25/2045 •	280	264
6.080% due 01/25/2045 •	6	6
6.180% due 10/25/2045 •	362	342
6.292% due 06/25/2033 «~	2	1
Washington Mutual Mortgage Pass-Through Certificates Trust
6.093% due 07/25/2046 •	29	18
6.500% due 03/25/2036	1,311	824
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	43	35
6.000% due 06/25/2037	75	65

		61,919

U.S. GOVERNMENT AGENCIES 49.5%
Fannie Mae
3.000% due 03/01/2060	642	543
3.500% due 01/01/2059	1,653	1,453
5.608% due 12/01/2034 •	6	6
5.850% due 06/25/2036 •	12	12
6.000% due 04/25/2043 - 07/25/2044	47	47
6.413% due 11/01/2034 •	11	12
6.500% due 11/25/2042	55	56
Freddie Mac
0.553% due 01/15/2038 ~(a)	177	10
5.793% due 01/15/2038 •	177	176
6.048% due 12/15/2037 •	5	5
6.353% due 10/25/2044 •	34	31
Ginnie Mae
3.000% due 07/20/2046 - 06/20/2052	4,708	4,106
3.750% due 11/20/2026 - 12/20/2026 •	1	1
3.875% due 05/20/2028 - 06/20/2030 •	2	2
4.000% due 04/20/2030 - 05/20/2030 •	3	4
4.625% due 01/20/2030 •	2	2
6.000% due 08/20/2034	150	151
6.287% due 07/20/2066 - 11/20/2066 •	2,216	2,217
Ginnie Mae, TBA
2.500% due 08/01/2054	5,100	4,292
3.000% due 07/01/2054 - 08/01/2054	25,500	22,232
U.S. Small Business Administration 5.600% due 09/01/2028	35	35
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	583	478
3.000% due 10/01/2049 - 05/01/2051	1,794	1,530
3.500% due 10/01/2034 - 07/01/2050	1,964	1,780
4.000% due 06/01/2048 - 07/01/2053	5,306	4,874
5.500% due 06/01/2053 - 08/01/2053	11,915	11,772
6.500% due 09/01/2053 - 04/01/2054	216,960	220,992
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054	24,950	22,832
4.500% due 07/01/2054	80,100	75,522
5.000% due 07/01/2054	103,900	100,426
6.000% due 08/01/2054	90,400	90,623

		566,222

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	500	316
2.000% due 08/15/2051	200	120
4.250% due 02/15/2054 (k)	5,000	4,762
4.625% due 05/15/2054	500	507
4.750% due 11/15/2043	11,400	11,555
4.750% due 11/15/2053	6,600	6,824
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (i)	1,466	1,452
0.125% due 04/15/2025 (i)	7,343	7,144
0.125% due 07/15/2031 (i)(k)	3,743	3,288
0.125% due 01/15/2032 (i)	1,923	1,665
0.250% due 01/15/2025 (i)	10,060	9,852
0.375% due 07/15/2027 (i)	4,742	4,501
0.500% due 01/15/2028 (i)	5,211	4,911
0.625% due 07/15/2032	540	484
1.125% due 01/15/2033 (i)	7,788	7,209

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

2.375% due 01/15/2025		166	165
2.500% due 01/15/2029 (i)		3,505	3,567
3.875% due 04/15/2029 (i)		2,861	3,091
U.S. Treasury Notes
3.500% due 02/15/2033		800	750
4.000% due 02/15/2034		10,100	9,806
4.500% due 11/15/2033		14,400	14,536

			96,505

Total United States (Cost $845,434)			825,652

SHORT-TERM INSTRUMENTS 11.1%
COMMERCIAL PAPER 2.2%
Bacardi-Martini BV 5.850% due 07/18/2024		$1,600	1,595
Constellation Energy Generation LLC 5.540% due 07/09/2024		1,500	1,497
Crown Castle, Inc.
5.840% due 07/09/2024		2,400	2,396
5.840% due 08/01/2024		2,750	2,735
Discovery Communications LLC 6.000% due 07/15/2024 (b)		2,000	1,994
Entergy Corp. 5.550% due 08/01/2024		3,000	2,984
Huntington Ingalls Industries, Inc. 5.880% due 07/02/2024		2,900	2,898
Intercontinental Exchange, Inc.
5.510% due 07/15/2024		2,750	2,743
5.510% due 07/22/2024		1,850	1,843
NextEra Energy Capital Holdings, Inc. 5.570% due 08/13/2024 (b)		2,300	2,284
Southern California Edison Co. 5.600% due 07/08/2024		1,700	1,697

			24,666

REPURCHASE AGREEMENTS (g) 0.1%			840

JAPAN TREASURY BILLS 8.7%
0.021% due 08/19/2024 - 06/20/2025 (c)(d)	JPY	16,070,000	99,872

U.S. TREASURY BILLS 0.1%
5.380% due 08/01/2024 - 09/05/2024 (c)(d)(k)		$629	624

Total Short-Term Instruments (Cost $127,775)			126,002

Total Investments in Securities (Cost $1,384,440)			1,340,490

		SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III		7,920,439	77,058

Total Short-Term Instruments (Cost $77,049)			77,058

Total Investments in Affiliates (Cost $77,049)			77,058

Total Investments 123.8% (Cost $1,461,489)			$1,417,548
Financial Derivative Instruments (h)(j) 1.3%(Cost or Premiums, net $17,225)			14,439
Other Assets and Liabilities, net (25.1)%			(286,870)

Net Assets 100.0%			$1,145,117

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Principal amount of security is adjusted for inflation.
(f)									RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$840		U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(857)	$840	$840

Total Repurchase Agreements								$(857)	$840	$840

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (24.2)%
U.S. Government Agencies (24.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2039	$16,700	$(14,806)	$(14,693)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2054	112,100	(88,392)	(87,775)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2054	3,200	(2,648)	(2,616)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2054	26,000	(22,309)	(22,141)
Uniform Mortgage-Backed Security, TBA						3.500	07/01/2054	7,400	(6,538)	(6,550)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2054	28,900	(26,334)	(26,447)
Uniform Mortgage-Backed Security, TBA						5.500	07/01/2054	3,868	(3,802)	(3,815)
Uniform Mortgage-Backed Security, TBA						5.500	08/01/2054	14,032	(13,817)	(13,838)
Uniform Mortgage-Backed Security, TBA						6.500	07/01/2054	97,300	(99,032)	(99,041)

Total Short Sales (24.2)%									$(277,678)	$(276,916)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(523) at a weighted average interest rate of 4.369%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures				12/2024	157	$37,229		$(184)	$2	$0
3-Month SOFR Active Contract September Futures				12/2025	566	135,670		(502)	7	0
Australia Government 3-Year Bond September Futures				09/2024	87	6,120		(19)	15	(12)
Canada Government 10-Year Bond September Futures				09/2024	103	9,040		66	0	(23)
Euro-Bund September Futures				09/2024	270	38,059		393	6	(121)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	9	1,128	13	0	(15)

$(233)	$30	$(171)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	1,132	$(270,081)	$1,251	$0	$(14)
Australia Government 10-Year Bond September Futures	09/2024	328	(24,850)	(1)	190	(190)
Euro-BOBL Future September Futures	09/2024	419	(52,250)	(451)	67	(18)
Euro-BTP Future September Futures	09/2024	3	(370)	5	2	0
Euro-Buxl 30-Year Bond September Futures	09/2024	12	(1,674)	(40)	17	(3)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	356	(46,941)	465	252	0
Euro-Schatz September Futures	09/2024	209	(23,659)	(104)	8	(2)
Japan Government 10-Year Bond September Futures	09/2024	205	(182,027)	426	713	(229)
U.S. Treasury 2-Year Note September Futures	09/2024	58	(11,845)	(35)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	1,114	(118,728)	(709)	122	0
U.S. Treasury 10-Year Note September Futures	09/2024	149	(16,388)	(206)	40	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	193	(21,912)	(213)	93	0
U.S. Treasury Long-Term Bond September Futures	09/2024	315	(37,268)	(411)	315	0
United Kingdom Long Gilt September Futures	09/2024	531	(65,493)	(309)	289	(20)

$(332)	$2,109	$(476)

Total Futures Contracts	$(565)	$2,139	$(647)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.266%	$100	$6	$(3)	$3	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.296	600	24	4	28	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.501	200	8	5	13	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.602	300	13	12	25	0	0

$51	$18	$69	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$8,800	$126	$(211)	$(85)	$4	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	21,700	131	(291)	(160)	8	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034	77,200	(478)	110	(368)	28	0
iTraxx Europe Main 41 5-Year Index	(1.000)	Quarterly	06/20/2029	EUR	51,200	(1,142)	150	(992)	0	(31)

$(1,363)	$(242)	$(1,605)	$40	$(31)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$2,470	$38	$15	$53	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	37,400	819	(19)	800	0	(2)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	881,800	19,357	(1,041)	18,316	0	(78)

$20,214	$(1,045)	$19,169	$0	$(80)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(585)	$(1,144)	$(1,729)	$0	$(28)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		56,600	948	(668)	280	0	(75)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		94,200	1,158	(2,097)	(939)	0	(397)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		11,800	197	713	910	54	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		500	11	(30)	(19)	0	(5)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	1,572,660	(100)	(16)	(116)	8	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029	JPY	12,684,700	(356)	(113)	(469)	0	(140)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		3,426,800	0	197	197	59	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		890,000	(43)	73	30	17	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		8,990,000	(236)	(166)	(402)	0	(202)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,493	1,526	48	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	80	154	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	423	565	15	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		730,000	(218)	(22)	(240)	0	(32)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	107,770	448	311	759	118	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	680,100	0	5	5	0	(8)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		1,486,110	(93)	471	378	0	(25)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		1,580,430	78	(181)	(103)	0	(27)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		166,650	(4)	8	4	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		16,900	(4)	138	134	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		19,350	(2)	161	159	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		2,200	(13)	(43)	(56)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		1,000	(7)	(17)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		1,000	(7)	(16)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		1,000	(7)	(16)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		1,000	(7)	(15)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		1,000	(7)	(18)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		1,000	(7)	(19)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		900	(7)	(14)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		1,500	(10)	(26)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		1,400	(9)	(27)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		1,500	(5)	(20)	(25)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	1,800	(6)	(26)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	2,400	(7)	(36)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	1,700	(5)	(23)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	4,300	159	(226)	(67)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025	29,600	(96)	(808)	(904)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	39,900	(102)	536	434	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	900	(7)	(16)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	2,700	(21)	(47)	(68)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	1,000	(8)	(17)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	1,500	(12)	(24)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	1,500	(11)	(25)	(36)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	75,300	161	1,323	1,484	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	5,900	(2)	115	113	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	51,000	208	448	656	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025	75,800	186	42	228	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	44,400	(10)	279	269	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	121,300	590	594	1,184	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	66,102	223	715	938	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	44,600	604	(89)	515	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	28,500	0	1,386	1,386	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	22,000	0	(379)	(379)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	9,560	(130)	(32)	(162)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	1,100	0	23	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,300	0	46	46	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	2,800	0	53	53	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	5,390	0	101	101	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,000	0	29	29	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	45,200	429	(1,105)	(676)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	1,500	0	43	43	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	400	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	1,400	0	33	33	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	200	(2)	10	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031	5,900	0	(1,114)	(1,114)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031	30,900	(52)	(5,157)	(5,209)	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	11,140	(1,445)	(244)	(1,689)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032	58,000	(307)	(4,107)	(4,414)	0	(278)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	110	0	(5)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	59,300	(1,815)	(2,490)	(4,305)	0	(310)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	2,800	(13)	(85)	(98)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	1,000	(3)	(38)	(41)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	830	(3)	(8)	(11)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	2,400	(10)	24	14	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	2,700	(11)	28	17	0	(15)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		900	(3)	31	28	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		80,474	(4,388)	660	(3,728)	0	(461)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		1,100	(5)	(23)	(28)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		1,100	(5)	(30)	(35)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		1,200	(5)	(32)	(37)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		900	(5)	(18)	(23)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		800	(4)	(12)	(16)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		1,000	(4)	(10)	(14)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		36,600	2,237	(1,504)	733	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		105,500	(228)	2,058	1,830	653	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		4,300	(14)	(23)	(37)	0	(37)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		7,200	105	(32)	73	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,800	14	276	290	150	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,970	1,811	(409)	1,402	236	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		16,100	(1,836)	1,198	(638)	295	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,900	115	(31)	84	33	0
Receive	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/19/2034	AUD	6,000	11	(21)	(10)	0	(7)
Receive(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	388,380	(257)	(527)	(784)	12	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	5,700	(8)	(30)	(38)	0	(4)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		900	(1)	(3)	(4)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		4,500	(8)	23	15	0	(4)
Receive(6)	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		4,100	0	(7)	(7)	7	0
Receive(6)	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		10,800	0	(53)	(53)	18	0
Receive(6)	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		6,100	0	(24)	(24)	11	0
Receive(6)	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		8,400	0	(44)	(44)	15	0
Receive(6)	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		23,300	0	(137)	(137)	42	0
Receive(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	23,353,610	(79)	(22)	(101)	0	(26)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025	NZD	25,700	(23)	121	98	0	(4)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		8,600	68	(2)	66	0	(22)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	(50)	(372)	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,574)	(1,413)	12	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,300	(3)	(9)	(12)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		150,500	(1,570)	1,777	207	26	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		11,700	188	(295)	(107)	11	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		61,300	(1,140)	(202)	(1,342)	63	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		88,100	(975)	1,296	321	0	(37)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	800	(3)	(9)	(12)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		133,400	0	(1,288)	(1,288)	0	(34)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		213,500	1,346	(1,653)	(307)	21	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		38,050	248	(128)	120	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(91)	(97)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(161)	(174)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(107)	(119)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(168)	(178)	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(77)	(82)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		129,800	1,595	(1,969)	(374)	0	(91)
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	653	(170)	0	(42)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(7)	(14)	(21)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		115,900	2,489	(2,969)	(480)	0	(245)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	34	25	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(773)	(440)	0	(18)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	189	189	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	159	159	0	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		56,270	(2,668)	2,716	48	132	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	9	4	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	40	40	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(221)	(221)	0	(3)
Pay(6)	CAONREPO	3.500	Annual	12/18/2025	CAD	159,000	(328)	(188)	(516)	16	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2025		7,200	43	(11)	32	0	(1)
Pay(6)	CAONREPO	3.500	Annual	03/19/2026		30,800	0	(57)	(57)	3	0
Pay(6)	CAONREPO	3.500	Annual	06/19/2026		193,100	(147)	26	(121)	4	(18)
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		48,900	(5)	106	101	3	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	100	98	3	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		9,050	106	0	106	2	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		55,600	(108)	(325)	(433)	0	(20)
Pay	CAONREPO	3.250	Semi-Annual	12/20/2028		2,800	(24)	4	(20)	0	(1)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2029		3,000	(6)	12	6	0	(2)
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		1,200	(79)	1	(78)	0	(1)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,400	(118)	13	(105)	0	(1)
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,800	(708)	51	(657)	0	(8)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		100	0	0	0	0	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		1,320	(6)	(19)	(25)	3	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		1,600	(3)	9	6	0	(3)
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	43	115	30	0
Receive(6)	RBACOR	4.335	Annual	09/25/2024	AUD	74,300	0	6	6	0	(1)

							$(5,201)	$(14,621)	$(19,822)	$2,265	$(3,285)

Total Swap Agreements							$13,701	$(15,890)	$(2,189)	$2,305	$(3,396)

(i)	Securities with an aggregate market value of $45,356 and cash of $21,050 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	1,527		$935		$5		$0
		08/2024			$935		NZD	1,527	0		(5)
		10/2024			7,442		CNH	53,262	0		(84)
BOA		07/2024		HKD	3,528		$452		0		0
		07/2024		KRW	11,957,569		8,739		66		0
		07/2024		SGD	1,245		921		3		0
		07/2024			$1,246		AUD	1,875	5		0
		07/2024			921		EUR	856	0		(4)
		07/2024			76		HUF	27,963	0		0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	07/2024		970	PLN	3,868	0	(9)
	07/2024		15,903	SGD	21,585	15	0
	08/2024	JPY	5,440,000		$35,408	1,349	0
	08/2024	SGD	21,553		15,903	0	(15)
	02/2025	CNH	1,428		200	1	0
BPS	07/2024	AUD	1,897		1,255	0	(10)
	07/2024	BRL	7,135		1,419	142	0
	07/2024	CNH	23,025		3,177	23	0
	07/2024	CNY	21,811		3,060	59	0
	07/2024	EUR	8,567		9,219	44	0
	07/2024	GBP	27,321		34,900	364	0
	07/2024	KRW	11,409,986		8,313	37	0
	07/2024		$21,481	AUD	32,239	26	0
	07/2024		1,285	BRL	7,135	0	(9)
	07/2024		731	CNH	5,299	0	(5)
	07/2024		4,470	CNY	31,797	0	(68)
	07/2024		2,146	EUR	1,994	0	(10)
	07/2024		750	IDR	12,289,793	1	0
	07/2024		201	ILS	744	0	(4)
	07/2024		2,033	NZD	3,310	0	(17)
	07/2024		9,826	PLN	39,651	50	(28)
	07/2024		1,004	SEK	10,580	0	(6)
	08/2024	AUD	32,239		$21,499	0	(25)
	09/2024	CNH	87,207		12,181	166	0
	09/2024	COP	4,158,404		1,038	48	0
	09/2024	INR	361,308		4,322	0	0
	09/2024	TWD	242,568		7,538	57	0
	09/2024		$6,458	CNH	46,332	0	(75)
	09/2024		1,506	INR	126,014	2	0
	09/2024		1,797	MXN	33,483	12	0
	09/2024		523	TWD	16,826	0	(4)
	10/2024	CNH	67,123		$9,375	102	0
	10/2024	DKK	78,387		11,465	149	0
	10/2024		$759	CNH	5,438	0	(8)
	12/2024		440		3,155	0	(3)
	01/2025	CNH	7,200		$1,008	7	0
	04/2025	BRL	20,900		3,744	120	0
	05/2029	KWD	748		2,572	74	0
	07/2029		149		511	15	0
BRC	07/2024	CNY	777		109	2	0
	07/2024	DKK	11,179		1,628	22	0
	07/2024	JPY	3,027,576		19,528	711	0
	07/2024	MXN	15,417		834	0	(7)
	07/2024	THB	1,835		50	0	0
	07/2024		$999	CAD	1,363	0	(2)
	07/2024		4,995	CHF	4,453	0	(39)
	07/2024		218	CNY	1,555	0	(2)
	07/2024		152	NOK	1,602	0	(2)
	07/2024		1,791	PLN	7,125	0	(21)
	07/2024		8,247	SEK	87,405	0	(1)
	08/2024	SEK	87,271		$8,247	0	0
	08/2024		$602	EUR	562	0	0
	09/2024	CNH	38,891		$5,394	36	0
	09/2024	JPY	3,900,000		24,627	98	(36)
	09/2024	MXN	12,215		654	0	(6)
	09/2024		$28	CLP	26,072	0	(1)
	09/2024		2,182	MXN	41,538	62	0
	10/2024	CNH	58		$8	0	0
	10/2024	DKK	24,900		3,638	44	0
	10/2024		$3,651	JPY	549,997	0	(185)
	02/2025		200	CNH	1,428	0	(1)
	04/2025	JPY	366,000		$2,500	127	0
	05/2025		80,000		547	27	0
BSH	07/2024	BRL	8,200		1,626	159	0
	07/2024		$1,475	BRL	8,200	0	(8)
CBK	07/2024	BRL	35,139		$6,321	35	0
	07/2024	CHF	2,667		2,931	0	(38)
	07/2024	CNH	7,666		1,059	8	0
	07/2024	CNY	7,246		1,017	20	0
	07/2024	KRW	504,854		366	0	0
	07/2024	SEK	183,531		17,455	139	0
	07/2024		$1,679	AUD	2,541	16	0
	07/2024		6,449	BRL	35,139	0	(163)
	07/2024		1,573	CNH	11,380	0	(13)
	07/2024		10,199	CNY	72,619	0	(40)
	07/2024		935	DKK	6,495	0	(2)
	07/2024		2,941	GBP	2,302	0	(32)
	07/2024		619	KRW	845,014	0	(7)
	07/2024		2,262	PLN	8,971	0	(34)
	07/2024		71	THB	2,593	0	0
	07/2024		18	ZAR	331	0	0
	08/2024	BRL	35,257		$6,449	165	0
	08/2024	CAD	1,196		874	0	0
	08/2024	GBP	1,159		1,465	0	0
	09/2024	CNH	23,014		3,196	26	0
	09/2024	COP	9,376,920		2,338	106	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	09/2024	TWD	89,332		2,772	17	0
	09/2024		$409	CLP	373,355	0	(13)
	09/2024		10,163	INR	849,659	6	(5)
	09/2024		909	MXN	17,178	19	0
	10/2024		769	JPY	110,000	0	(76)
	01/2025		1,008	CNH	7,196	0	(8)
	01/2026	JPY	110,000		$810	76	0
DUB	07/2024	AUD	1,564		1,035	0	(8)
	07/2024	BRL	2,686		486	5	0
	07/2024	KRW	5,890,705		4,282	9	0
	07/2024	MYR	465		99	0	0
	07/2024		$533	BRL	2,686	0	(53)
	07/2024		1,197	CLP	1,106,666	0	(21)
	07/2024		2,246	PLN	8,826	0	(54)
	07/2024		578	SEK	5,985	0	(13)
	08/2024	BRL	4,274		$830	69	0
	08/2024		$6,251	BRL	33,274	0	(320)
	09/2024		518	CLP	476,935	0	(12)
	10/2024		3,121	JPY	470,003	0	(160)
	03/2025		341	TRY	16,222	43	0
	04/2025	JPY	574,000		$3,921	200	0
FAR	07/2024	AUD	31,499		20,986	0	(26)
	07/2024	EUR	99,784		108,681	1,816	0
	07/2024	NZD	2,995		1,827	3	0
	07/2024		$50,132	JPY	7,878,352	0	(1,165)
	08/2024	JPY	2,480,845		$15,643	151	0
	08/2024		$1,789	NZD	2,934	0	(2)
GLM	07/2024	BRL	13,900		$2,603	117	0
	07/2024	CNY	313		44	1	0
	07/2024	KRW	3,849		3	0	0
	07/2024	MXN	15,054		811	0	(11)
	07/2024	SGD	1,104		822	7	0
	07/2024		$2,571	BRL	13,900	0	(85)
	07/2024		1,593	CNY	11,337	0	(5)
	07/2024		50	KRW	68,690	0	0
	07/2024		5	MYR	26	0	0
	07/2024		1,446	PLN	5,711	0	(27)
	07/2024		4,240	TRY	144,867	129	0
	07/2024		3,907	ZAR	71,481	17	0
	09/2024		1,025	COP	4,313,333	2	0
	09/2024		3,607	TRY	144,102	488	0
	10/2024		554	BRL	3,041	0	(16)
	10/2024		2,655	JPY	380,000	0	(260)
	04/2025	BRL	42,300		$7,624	289	0
	06/2025	JPY	50,000		333	7	0
	01/2026		330,000		2,452	249	0
IND	07/2024	CNY	15,111		2,120	41	0
	07/2024		$4,241	CNY	30,228	0	(43)
	07/2024		4,867	JPY	762,500	0	(128)
JPM	07/2024	BRL	3,947		$790	83	0
	07/2024	CHF	793		877	0	(6)
	07/2024	CNY	2,891		405	4	0
	07/2024	EUR	4,874		5,215	0	(4)
	07/2024	KRW	7,273,766		5,273	0	(3)
	07/2024	SGD	17,897		13,288	90	0
	07/2024		$711	BRL	3,947	0	(5)
	07/2024		15,374	CHF	13,746	0	(75)
	07/2024		644	CLP	589,580	0	(18)
	07/2024		1,443	DKK	10,054	1	0
	07/2024		3,690	IDR	59,851,034	0	(32)
	07/2024		549	ILS	2,030	0	(11)
	07/2024		1,461	PLN	5,776	0	(26)
	07/2024		7,355	ZAR	135,400	77	0
	08/2024	CHF	10,432		$11,668	13	0
	08/2024	DKK	10,036		1,443	0	(1)
	08/2024		$405	CNY	2,892	0	0
	09/2024	TWD	141,750		$4,403	31	0
	09/2024		$1,338	INR	112,120	3	0
	09/2024		2,690	MXN	48,684	0	(61)
	10/2024	CNH	114,582		$16,012	183	0
	10/2024	JPY	400,000		3,208	687	0
	10/2024		$759	CNH	5,424	0	(10)
	10/2024		1,176	JPY	170,000	0	(105)
	12/2024	CNH	3,157		$440	2	0
	01/2025	DKK	45,200		6,679	117	0
	03/2025		$296	TRY	14,332	43	0
	04/2025	BRL	300		$53	1	0
	01/2026	JPY	170,000		1,240	106	0
MBC	07/2024	CAD	32,099		23,575	111	0
	07/2024	EUR	3,322		3,589	31	0
	07/2024	IDR	66,267,421		4,020	0	(30)
	07/2024	JPY	5,615,400		35,892	990	0
	07/2024	NOK	1,246		117	0	0
	07/2024	SGD	1,343		993	3	0
	07/2024		$23,230	CAD	31,806	19	0
	07/2024		8,335	CHF	7,426	0	(70)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

07/2024	2,328	CNH	16,855	0	(20)
07/2024	722	DKK	5,015	0	(2)
07/2024	603	EUR	562	0	(1)
07/2024	8,025	GBP	6,301	0	(60)
07/2024	7,649	SEK	79,605	0	(138)
07/2024	101	ZAR	1,863	1	0
08/2024	CAD	31,785	$23,230	0	(20)
08/2024	$117	NOK	1,245	0	0
09/2024	CNH	33,757	$4,688	37	0
09/2024	$617	TWD	19,854	0	(4)
10/2024	JPY	950,000	$7,617	1,631	0
12/2024	CNH	8,208	1,150	12	0
12/2024	$1,150	CNH	8,205	0	(13)
MYI	07/2024	BRL	25,638	$4,963	377	0
07/2024	CNH	8,810	1,219	11	0
07/2024	EUR	8,280	8,878	11	0
07/2024	NOK	356	33	0	0
07/2024	$4,612	BRL	25,638	0	(26)
07/2024	1,219	CNY	8,657	0	(5)
07/2024	989	DKK	6,900	2	0
07/2024	2,107	NZD	3,435	0	(14)
08/2024	DKK	6,888	$989	0	(2)
08/2024	$33	NOK	355	0	0
09/2024	JPY	5,660,000	$36,069	441	0
09/2024	TWD	56,389	1,758	19	0
09/2024	$895	INR	74,839	0	0
10/2024	DKK	9,600	$1,391	5	0
10/2024	JPY	330,000	2,698	619	0
RBC	07/2024	$785	EUR	723	0	(11)
07/2024	23,736	GBP	18,718	0	(75)
08/2024	GBP	18,718	$23,741	75	0
RYL	07/2024	AUD	1,695	1,131	0	0
SCX	07/2024	CNH	3,739	517	4	0
07/2024	CNY	1,323	186	4	0
07/2024	EUR	6,312	6,781	21	0
07/2024	IDR	328,240	20	0	0
07/2024	KRW	6,087,321	4,464	48	0
07/2024	$1,109	CNY	7,886	0	(11)
07/2024	136,675	EUR	127,566	0	(57)
07/2024	363	ZAR	6,687	4	0
08/2024	EUR	127,566	$136,876	59	0
09/2024	TWD	81,965	2,542	15	0
09/2024	$3,174	CNH	22,744	0	(41)
09/2024	7,474	INR	625,515	9	0
09/2024	684	TWD	21,974	0	(6)
10/2024	CNH	9,454	$1,324	18	0
SSB	07/2024	CAD	1,050	763	0	(4)
07/2024	COP	2,600,123	655	30	0
09/2024	1,639,708	409	19	0
09/2024	$1,425	CLP	1,315,537	0	(28)
TOR	07/2024	CHF	99	$109	0	(1)
07/2024	NZD	2,224	1,362	8	0
08/2024	COP	4,770,754	1,189	48	0
08/2024	$1,362	NZD	2,224	0	(8)
UAG	07/2024	CHF	22,071	$24,424	0	(142)
07/2024	DKK	17,305	2,513	28	0
07/2024	ILS	5,401	1,457	27	0

Total Forward Foreign Currency Contracts	$14,684	$(4,686)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	100	$12	$26
Call - OTC USD versus CNH	7.400	12/06/2024	210	19	30
Call - OTC USD versus CNH	7.325	01/14/2025	140	14	23
Call - OTC USD versus CNH	7.400	01/14/2025	140	11	18
Call - OTC USD versus CNH	7.400	01/23/2025	280	26	35
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	160	17	24
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	280	29	52
Call - OTC USD versus CNH	7.450	02/14/2025	280	27	32
MBC	Call - OTC USD versus CNH	7.350	12/06/2024	300	29	55
Call - OTC USD versus CNH	7.375	02/14/2025	140	14	19

$198	$314

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	19,400	$39	$48

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	4,300	155	190
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	1,000	37	46
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	16,000	43	40
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	4,000	120	147
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	5,900	204	251
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	1,200	50	55

							$648	$777

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	1,400	$106	$673

Total Purchased Options							$952	$1,764

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	19,400	$(19)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	16,500	(157)	(182)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(558)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	3,800	(37)	(43)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	4,300	(16)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	4,300	(16)	(21)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	16,000	(24)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	15,400	(120)	(141)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	4,600	(46)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	18,100	(159)	(189)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	4,600	(51)	(56)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	2,500	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	2,500	(9)	(14)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	2,000	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	2,000	(8)	(13)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	4,100	(16)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	4,100	(16)	(22)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	4,100	(17)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	4,100	(17)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	7,900	(13)	(19)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	7,900	(13)	(2)

Total Written Options							$(934)	$(1,339)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$2,200	$(65)	$2	$0	$(63)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	2,200	(64)	1	0	(63)

$(129)	$3	$0	$(126)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$1,300	$(31)	$42	$11	$0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	8,300	(42)	6	0	(36)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189	900	(22)	29	7	0

$(95)	$77	$18	$(36)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$(12)	$11	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$10,468	JPY	1,547,200	(44)	10	0	(34)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,346	1,959,900	(46)	10	0	(36)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,423	1,970,400	(41)	11	0	(30)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,355	1,957,200	(19)	11	0	(8)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	11,057	1,547,900	569	10	579	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	10,366	1,529,000	(22)	9	0	(13)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	23,663	3,296,300	1,279	23	1,302	0
Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	7,900	$5,451	1	21	22	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	21	0	(7)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$22,068	JPY	3,074,000	1,324	23	1,347	0
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	38,160	5,585,800	495	31	526	0

$3,491	$168	$3,787	$(128)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR(8)	3.500%	Quarterly	09/18/2029	MYR	14,050	$20	$(1)	$19	$0
CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	4,130	5	1	6	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	40	0	0	0	0
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	28,300	179	(140)	39	0
JPM	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	4,160	6	0	6	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	7,620	15	2	17	0
SCX	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	7,610	11	(1)	10	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	1,510	3	0	3	0

$239	$(139)	$100	$0

Total Swap Agreements	$3,506	$109	$3,905	$(290)

(k)

Securities with an aggregate market value of $390 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)				This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$153	$0	$153
Australia
Corporate Bonds & Notes	0	8,835	0	8,835
Sovereign Issues	0	1,498	0	1,498
Brazil
Sovereign Issues	0	10,516	0	10,516
Canada
Corporate Bonds & Notes	0	16,880	0	16,880
Sovereign Issues	0	10,774	0	10,774
Cayman Islands
Asset-Backed Securities	0	47,919	0	47,919
Corporate Bonds & Notes	0	2,337	0	2,337
Sovereign Issues	0	506	0	506
Chile
Sovereign Issues	0	990	0	990
Denmark
Corporate Bonds & Notes	0	26,471	0	26,471
France
Corporate Bonds & Notes	0	5,163	0	5,163
Sovereign Issues	0	13,972	0	13,972
Germany
Corporate Bonds & Notes	0	5,341	0	5,341
Hungary
Sovereign Issues	0	1,136	0	1,136
Ireland
Asset-Backed Securities	0	24,533	0	24,533
Corporate Bonds & Notes	0	993	0	993
Non-Agency Mortgage-Backed Securities	0	1,566	0	1,566
Israel
Sovereign Issues	0	1,211	0	1,211
Italy
Corporate Bonds & Notes	0	2,537	0	2,537
Sovereign Issues	0	12,627	0	12,627
Japan
Corporate Bonds & Notes	0	3,184	0	3,184
Sovereign Issues	0	32,583	0	32,583
Jersey, Channel Islands
Asset-Backed Securities	0	2,740	0	2,740
Malaysia
Corporate Bonds & Notes	0	526	0	526
Mexico
Sovereign Issues	0	402	0	402
Multinational
Corporate Bonds & Notes	0	629	0	629
Netherlands
Corporate Bonds & Notes	0	5,245	0	5,245
Norway
Sovereign Issues	0	1,370	0	1,370
Poland
Sovereign Issues	0	6,705	0	6,705
Qatar
Corporate Bonds & Notes	0	251	0	251
Romania
Sovereign Issues	0	7,532	0	7,532
Saudi Arabia
Corporate Bonds & Notes	0	169	0	169
Sovereign Issues	0	16,684	0	16,684
Serbia
Sovereign Issues	0	2,178	0	2,178
Singapore
Sovereign Issues	0	9,469	0	9,469
South Korea
Sovereign Issues	0	20,788	0	20,788
Spain
Corporate Bonds & Notes	0	4,748	0	4,748
Sovereign Issues	0	5,960	0	5,960
Supranational
Corporate Bonds & Notes	0	1,137	0	1,137
Switzerland
Corporate Bonds & Notes	0	10,451	0	10,451
United Arab Emirates
Sovereign Issues	0	3,356	0	3,356
United Kingdom
Corporate Bonds & Notes	0	31,277	0	31,277
Non-Agency Mortgage-Backed Securities	0	23,477	0	23,477
Sovereign Issues	0	2,017	0	2,017
United States
Asset-Backed Securities	0	46,126	448	46,574
Corporate Bonds & Notes	0	50,868	0	50,868
Loan Participations and Assignments	0	1,198	603	1,801
Municipal Bonds & Notes	0	1,763	0	1,763
Non-Agency Mortgage-Backed Securities	0	61,794	125	61,919
U.S. Government Agencies	0	566,222	0	566,222
U.S. Treasury Obligations	0	96,505	0	96,505

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Short-Term Instruments
Commercial Paper	0	24,666	0	24,666
Repurchase Agreements	0	840	0	840
Japan Treasury Bills	0	99,872	0	99,872
U.S. Treasury Bills	0	624	0	624

	$0	$1,339,314	$1,176	$1,340,490
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,058	$0	$0	$77,058

Total Investments	$77,058	$1,339,314	$1,176	$1,417,548

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(276,916)	$0	$(276,916)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,559	2,885	0	4,444
Over the counter	0	20,353	0	20,353

	$1,559	$23,238	$0	$24,797
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(618)	(3,425)	0	(4,043)
Over the counter	0	(6,315)	0	(6,315)

	$(618)	$(9,740)	$0	$(10,358)

Total Financial Derivative Instruments	$941	$13,498	$0	$14,439

Totals	$77,999	$1,075,896	$1,176	$1,155,071

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.2% ¤
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.2%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026	$100	$97
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049	700	25
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	16	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	16	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	31	3
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	47	4
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	47	3
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	22	2
VICI Properties LP 3.875% due 02/15/2029	400	370

		508

INDUSTRIALS 0.6%
American Airlines Pass-Through Trust 3.575% due 07/15/2029	257	244
Berry Global, Inc. 4.875% due 07/15/2026	459	451
Broadcom, Inc. 3.137% due 11/15/2035	521	417
Energy Transfer LP 3.750% due 05/15/2030	900	828

		1,940

UTILITIES 0.2%
Pacific Gas & Electric Co. 2.500% due 02/01/2031	600	495

Total Corporate Bonds & Notes (Cost $3,949)		2,943

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)	46	3

INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	800	564

Total Convertible Bonds & Notes (Cost $796)		567

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
6.104% due 12/25/2047 •	489	484
6.124% due 01/25/2051 •	330	330
Freddie Mac
5.998% due 07/15/2041 •	366	363
6.036% due 03/15/2050 •	332	333
6.224% due 12/15/2050 •	67	66
6.226% due 04/15/2049 •	167	164
Ginnie Mae
5.983% due 05/20/2074 •	168	167
6.183% due 05/20/2074 •	171	172
6.233% due 09/20/2071 •	2,164	2,168
6.246% due 08/20/2068 •	350	346
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2054	2,100	1,644
2.500% due 08/01/2054	2,600	2,126
3.000% due 08/01/2054	1,800	1,533

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

3.500% due 08/01/2054	1,800	1,593
5.000% due 07/01/2054 - 08/01/2054	15,600	15,077
5.500% due 08/01/2054	18,500	18,245

Total U.S. Government Agencies (Cost $44,968)		44,811

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)	2,700	1,705
4.000% due 11/15/2042 (i)(k)	2,050	1,890
4.000% due 11/15/2052 (i)	1,550	1,412
U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034 (i)	4,386	4,258
2.125% due 04/15/2029	3,243	3,248

Total U.S. Treasury Obligations (Cost $13,896)		12,513

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust 5.940% due 07/25/2037 •	187	156
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~	26	23
4.912% due 07/25/2036 ~	48	40
5.021% due 08/25/2033 ~	29	26
Countrywide Alternative Loan Trust
5.760% due 07/25/2035 •	296	224
5.780% due 09/25/2047 •	69	61
6.153% due 02/25/2036 •	86	76
Countrywide Home Loan Mortgage Pass-Through Trust
4.294% due 09/20/2036 ~	45	39
6.000% due 04/25/2036	145	70
6.100% due 03/25/2035 •	38	35
Fannie Mae 5.843% due 03/25/2049 •	276	273
Impac CMB Trust
6.080% due 04/25/2035 «•	62	56
6.105% due 04/25/2035 «•	80	71
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036	39	31
Structured Adjustable Rate Mortgage Loan Trust 4.271% due 01/25/2035 ~	2	2
Structured Asset Mortgage Investments Trust 5.953% due 07/19/2035 •	13	12
WaMu Mortgage Pass-Through Certificates Trust 6.120% due 01/25/2045 •	978	927

Total Non-Agency Mortgage-Backed Securities (Cost $2,265)		2,122

ASSET-BACKED SECURITIES 12.1%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •	473	473
Aames Mortgage Investment Trust 5.940% due 04/25/2036 •	76	70
ACE Securities Corp. Home Equity Loan Trust
5.940% due 06/25/2036 •	114	82
6.360% due 08/25/2035 •	115	112
Apidos CLO 6.489% due 07/18/2029 •	300	300
Ares CLO Ltd. 6.460% due 01/15/2029 •	325	325
Argent Securities Trust
5.760% due 07/25/2036 •	234	201
5.940% due 05/25/2035 •	301	267
Bear Stearns Asset-Backed Securities Trust 6.660% due 06/25/2036 •	1,140	1,107
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •	139	139
6.609% due 01/17/2032 •	97	97
Carlyle Global Market Strategies CLO Ltd. 6.534% due 08/14/2030 •	353	353
Carvana Auto Receivables Trust
3.350% due 02/10/2027	754	744
4.850% due 06/12/2028	690	682
5.330% due 07/10/2029	170	170
5.760% due 04/12/2027	997	997
5.770% due 04/12/2027	1,740	1,739
5.900% due 08/10/2027	180	180
5.980% due 12/10/2027	736	738
6.160% due 09/10/2029	1,911	1,954
6.360% due 04/12/2027	1,714	1,718
Catamaran CLO Ltd. 6.686% due 04/22/2030 •	278	279
CIFC Funding Ltd. 6.535% due 10/24/2030 •	254	254
Citigroup Mortgage Loan Trust 5.895% due 11/25/2036 •	342	336

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

Citizens Auto Receivables Trust
5.840% due 01/18/2028		520	522
6.283% due 07/15/2026 •		650	651
College Avenue Student Loans LLC 3.280% due 12/28/2048		78	73
Countrywide Asset-Backed Certificates Trust
5.740% due 05/25/2035 •		23	22
5.960% due 03/25/2037 •		483	460
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •		310	310
Dryden CLO Ltd. 6.567% due 01/17/2033 •		300	300
Elevation CLO Ltd. 6.535% due 10/25/2030 •		355	355
First Franklin Mortgage Loan Trust 6.165% due 11/25/2036 •		926	882
First NLC Trust 6.240% due 02/25/2036 •		808	783
Flagship Credit Auto Trust 5.640% due 03/15/2028		518	518
Fremont Home Loan Trust 5.730% due 10/25/2036 •		430	376
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		284	284
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		279	275
KKR CLO Ltd. 6.529% due 07/18/2030 •		133	133
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		374	336
Long Beach Mortgage Loan Trust
6.020% due 09/25/2034 •		187	187
6.060% due 01/25/2036 •		1,063	924
Madison Park Funding Ltd. 6.576% due 04/20/2032 •		250	250
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		746	700
7.043% due 11/15/2068 •		206	208
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		250	250
OCP Euro CLO DAC 4.777% due 09/22/2034 •	EUR	500	534
Octagon Investment Partners Ltd. 6.584% due 02/14/2031 •		$287	287
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029		306	306
Oscar U.S. Funding LLC 5.810% due 12/10/2027 «		340	343
OSD CLO Ltd. 6.449% due 04/17/2031 •		354	355
OZLM Ltd.
6.525% due 10/20/2031 •		421	422
6.559% due 10/17/2029 •		133	133
6.746% due 07/20/2032 •		400	400
6.841% due 10/30/2030 •		78	78
Pagaya AI Debt Selection Trust 7.228% due 07/15/2031		1,860	1,865
Palmer Square CLO Ltd. 6.579% due 10/17/2031 •		75	75
Palmer Square European Loan Funding DAC 4.686% due 04/15/2031 •	EUR	234	251
Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •		$508	508
6.390% due 10/15/2029 •		1,017	1,018
Popular ABS Mortgage Pass-Through Trust 5.955% due 07/25/2036 •		87	80
Rad CLO Ltd. 6.705% due 07/24/2032 •		600	601
Saranac CLO Ltd. 6.748% due 08/13/2031 •		296	297
SCCU Auto Receivables Trust 5.700% due 10/16/2028		180	181
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	300	319
SMB Private Education Loan Trust
1.290% due 07/15/2053		$338	309
7.133% due 10/16/2056 •		633	648
Sound Point CLO Ltd.
6.565% due 07/25/2030 •		126	126
6.566% due 10/20/2030 •		454	455
6.796% due 07/20/2032 •		500	501
Structured Asset Securities Corp. Mortgage Loan Trust
6.030% due 10/25/2036 •		47	46
6.255% due 02/25/2036 •		100	96
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		143	143

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		442	443
TCW CLO Ltd. 6.555% due 04/25/2031 •		291	291
Venture CLO Ltd.
6.576% due 07/20/2030 •		338	338
6.751% due 07/30/2032 •		1,000	1,001
Vibrant CLO Ltd. 6.706% due 07/20/2032 •		300	300
Voya CLO Ltd. 6.590% due 10/15/2030 •		141	142
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •		5	5
Wind River CLO Ltd. 6.670% due 07/15/2031 •		600	600

Total Asset-Backed Securities (Cost $35,463)			35,613

SOVEREIGN ISSUES 7.8%
Argentina Government International Bond
0.750% due 07/09/2030 þ		368	202
3.625% due 07/09/2035 þ		242	102
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (d)	BRL	15,300	2,667
0.000% due 04/01/2025 (d)		13,700	2,269
Canada Government Bond 3.250% due 09/01/2028	CAD	4,900	3,542
China Government International Bond 2.850% due 06/04/2027	CNY	39,710	5,630
Colombian TES
5.750% due 11/03/2027	COP	6,476,000	1,382
7.750% due 09/18/2030		7,751,000	1,658
Japan Government International Bond 1.700% due 09/20/2044	JPY	270,000	1,634
Mexico Government International Bond
4.000% due 11/30/2028 (e)	MXN	465	24
4.000% due 08/24/2034 (e)		1,591	78
Peru Government International Bond 1.862% due 12/01/2032		$900	681
South Africa Government International Bond 7.000% due 02/28/2031	ZAR	24,000	1,107
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,600
United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,000	505

Total Sovereign Issues (Cost $24,774)			23,081

		SHARES
COMMON STOCKS 29.1%
COMMUNICATION SERVICES 0.1%
Alphabet, Inc. 'A'		1,145	208
Meta Platforms, Inc. 'A'		388	196

			404

CONSUMER DISCRETIONARY 0.1%
Amazon.com, Inc. (b)		1,007	195

INFORMATION TECHNOLOGY 27.4%
Adobe, Inc. (b)		25,000	13,888
Advanced Micro Devices, Inc. (b)		1,243	201
Apple, Inc.		274,412	57,797
Applied Materials, Inc.		915	216
Arista Networks, Inc. (b)		696	244
ASML Holding NV		88	90
Broadcom, Inc.		145	233
Microsoft Corp.		16,946	7,574
NVIDIA Corp.		2,607	322
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR		1,327	231

			80,796

UTILITIES 1.5%
AES Corp.		35,000	615
American Electric Power Co., Inc.		3,500	307
Constellation Energy Corp.		3,400	681
NextEra Energy, Inc.		9,400	666
NRG Energy, Inc.		8,800	685
Southern Co.		8,000	621

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

Vistra Corp.		8,600	739

			4,314

Total Common Stocks (Cost $76,307)			85,709

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		269,000	268
Nationwide Building Society 10.250% ~		1,489	246

Total Preferred Securities (Cost $559)			514

REAL ESTATE INVESTMENT TRUSTS 5.5%
REAL ESTATE 5.5%
Agree Realty Corp.		11,273	698
American Tower Corp.		2,155	419
Crown Castle, Inc.		4,600	449
Digital Realty Trust, Inc.		6,921	1,052
Equinix, Inc.		1,664	1,259
Equity LifeStyle Properties, Inc.		8,659	564
Equity Residential		12,054	836
Extra Space Storage, Inc.		2,973	462
First Industrial Realty Trust, Inc.		22,467	1,067
Gaming & Leisure Properties, Inc.		12,367	559
Host Hotels & Resorts, Inc.		41,699	750
Invitation Homes, Inc.		33,161	1,190
National Storage Affiliates Trust		10,907	450
Prologis, Inc.		14,909	1,675
Public Storage		2,600	748
RLJ Lodging Trust		52,391	505
SBA Communications Corp.		1,778	349
Simon Property Group, Inc.		7,093	1,077
Sun Communities, Inc.		3,091	372
Sunstone Hotel Investors, Inc.		24,700	258
VICI Properties, Inc.		21,682	621
Welltower, Inc.		7,300	761

Total Real Estate Investment Trusts (Cost $14,132)			16,121

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.2%
COMMERCIAL PAPER 0.3%
Bacardi-Martini BV 5.850% due 07/18/2024		$120	120
Crown Castle, Inc. 5.840% due 08/01/2024		125	124
Entergy Corp. 5.550% due 08/01/2024		120	119
Intercontinental Exchange, Inc.
5.500% due 07/03/2024		120	120
5.500% due 07/11/2024		120	120
5.510% due 07/16/2024		120	120
5.510% due 07/24/2024		125	124
Penske Truck Leasing Co. LP 5.530% due 07/12/2024		120	120

			967

REPURCHASE AGREEMENTS (g) 7.4%			21,792

JAPAN TREASURY BILLS 0.8%
0.005% due 07/16/2024 - 07/29/2024 (c)(d)	JPY	362,000	2,250

U.S. TREASURY BILLS 2.7%
5.444% due 07/18/2024 - 09/05/2024 (c)(d)(k)		$8,156	8,081

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $33,227)		33,090

Total Investments in Securities (Cost $250,336)		257,084

	SHARES
INVESTMENTS IN AFFILIATES 24.2%
SHORT-TERM INSTRUMENTS 24.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.2%
PIMCO Short Asset Portfolio	4,530,846	44,194
PIMCO Short-Term Floating NAV Portfolio III	2,804,869	27,288

Total Short-Term Instruments (Cost $72,059)		71,482

Total Investments in Affiliates (Cost $72,059)		71,482

Total Investments 111.4% (Cost $322,395)		$328,566
Financial Derivative Instruments (h)(j) (0.1)%(Cost or Premiums, net $871)		(441)
Other Assets and Liabilities, net (11.3)%		(33,281)

Net Assets 100.0%		$294,844

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security did not produce income within the last twelve months.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Principal amount of security is adjusted for inflation.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$199		U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(203)	$199	$199
SAL	5.340	06/28/2024	07/01/2024	21,300		U.S. Treasury Notes 5.000% due 09/30/2025	(21,992)	21,300	21,310
SSB	2.600	06/28/2024	07/01/2024	293		U.S. Treasury Notes 1.125% due 02/28/2027(2)	(299)	293	293

Total Repurchase Agreements							$(22,494)	$21,792	$21,802

Cash of $47 has been pledged as collateral as of June 30, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)							Includes accrued interest.
(2)							Collateral is held in custody by the counterparty.
(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond September Futures				09/2024	34	$2,392	$(8)	$6	$(4)
CAC 40 Index July Futures				07/2024	9	722	(14)	0	(13)
Canada Government 10-Year Bond September Futures				09/2024	35	3,072	23	0	(8)
DAX Index September Futures				09/2024	1	493	3	2	0
E-mini NASDAQ 100 Index September Futures				09/2024	1	399	(1)	0	(2)
E-mini S&P 500 Index September Futures				09/2024	266	73,436	65	0	(326)
Euro STOXX 600 September Futures				09/2024	644	17,732	(65)	0	(139)
Euro-BOBL Future September Futures				09/2024	87	10,849	108	4	(14)
Euro-BTP Future September Futures				09/2024	24	2,963	(24)	0	(17)
Euro-OAT France Government 10-Year Bond September Futures				09/2024	25	3,296	(24)	0	(18)
Euro-Schatz September Futures				09/2024	30	3,396	15	0	(1)
FTSE/MIB Index September Futures				09/2024	4	715	3	0	(9)
IBEX 35 Index July Futures				07/2024	1	116	(1)	0	(1)
Japan Government 10-Year Bond September Futures				09/2024	12	10,655	(15)	13	(42)
Nikkei 225 Index September Futures				09/2024	25	3,091	65	29	0
S&P/Toronto Stock Exchange 60 September Futures				09/2024	25	4,790	47	0	(20)
SPI 200 Index September Futures				09/2024	16	2,074	13	6	(7)
Topix Index September Futures				09/2024	10	1,747	19	11	(2)
U.S. Treasury 2-Year Note September Futures				09/2024	126	25,732	43	0	(3)
U.S. Treasury 5-Year Note September Futures				09/2024	503	53,609	224	0	(55)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury 10-Year Note September Futures	09/2024	64	7,039	29	0	(17)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	150	17,030	114	0	(73)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	7	877	10	0	(11)
United Kingdom Long Gilt September Futures	09/2024	19	2,343	8	1	(10)

$637	$72	$(792)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	6	$(455)	$0	$3	$(3)
Euro STOXX 50 September Futures	09/2024	69	(3,640)	(7)	23	0
Euro-Bund September Futures	09/2024	30	(4,229)	34	14	(1)
FTSE 100 Index September Futures	09/2024	16	(1,661)	6	12	0
Mini MSCI Emerging Markets Index September Futures	09/2024	173	(9,413)	(66)	0	(17)
OMX Stockholm 30 Index July Futures	07/2024	23	(559)	1	2	(3)
U.S. Treasury Long-Term Bond September Futures	09/2024	10	(1,183)	(11)	10	0

$(43)	$64	$(24)

Total Futures Contracts	$594	$136	$(816)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.296%	$500	$20	$3	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 41 5-Year Index	(5.000)%	Quarterly	06/20/2029	EUR	100	$(9)	$1	$(8)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$900	$62	$(5)	$57	$0	$(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	300	4	2	6	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,200	14	12	26	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	14,100	308	(14)	294	0	(1)
iTraxx Europe Main 41 5-Year Index	1.000	Quarterly	06/20/2029	EUR	200	5	(1)	4	0	0

$393	$(6)	$387	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	14,100	$73	$(69)	$4	$1	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026	4,100	(16)	26	10	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	6,600	97	(64)	33	0	(9)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	95	(1)	4	3	0	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	300	(5)	8	3	1	0
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	189,950	10	4	14	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.125	Annual	10/12/2024	JPY	2,250,000	2	(3)	(1)	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		871,000	(45)	(19)	(64)	0	(4)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		900,000	17	16	33	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		340,000	114	10	124	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		110,000	169	19	188	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		110,000	(61)	(47)	(108)	0	(4)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	1,290	7	2	9	1	0
Pay(7)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	29,900	2	(10)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$19,700	115	138	253	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		19,850	(221)	(61)	(282)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		12,450	54	123	177	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		35,800	175	377	552	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	(260)	(431)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		15,500	48	131	179	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	(26)	(29)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	74	74	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(51)	(58)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		7,800	(3)	(26)	(29)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		300	3	(10)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		837	(2)	(7)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	3	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,800	75	475	550	70	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,400	6	4	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	(17)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		705	(2)	(16)	(18)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		8,200	8	312	320	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		2,500	56	(18)	38	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	216	239	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	112	394	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,900	117	21	138	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		2,771	(11)	(72)	(83)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	(36)	(42)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,322	(12)	(47)	(59)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		793	(3)	7	4	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		851	(3)	9	6	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		567	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		570	(2)	5	3	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		459	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		328	(1)	10	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(8)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		656	(3)	4	1	4	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		723	(3)	9	6	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,090	(78)	(19)	(97)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,090	611	(144)	467	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		803	(4)	31	27	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		225	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		449	(2)	(12)	(14)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		168	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		6,300	149	344	493	37	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		1,396	(6)	(13)	(19)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		840	(3)	(18)	(21)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,300	53	(27)	26	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		839	(3)	(4)	(7)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		559	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		838	(3)	0	(3)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		820	(2)	9	7	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		838	(2)	12	10	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		22,746	300	95	395	140	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,200	4	8	12	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	106	243	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	(71)	(33)	(104)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	270	308	578	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	1	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,900	366	117	483	82	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,800	20	(408)	(388)	0	(154)
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	36,000	(168)	(234)	(402)	0	(31)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,321	0	(5)	(5)	0	(5)
Pay(7)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	77,460	70	86	156	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	COP	21,682,900	135	(4)	131	5	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	224	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		305	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		140	0	(1)	(1)	0	0
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	810	(17)	1	(16)	0	(1)
Pay(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	2,925,960	(19)	32	13	3	0
Pay	3-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	3,400	(7)	6	(1)	0	(1)
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	24,500	11	22	33	0	(3)
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		1,000	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	31	(23)	8	4	0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	3,600,000	0	35	35	0	0
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		3,600,000	0	(35)	(35)	0	0
Pay	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		651,470	15	(9)	6	0	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026	EUR	5,600	38	(46)	(8)	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		268	(1)	11	10	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		312	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		393	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		253	0	(5)	(5)	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		169	0	2	2	0	0
Receive(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		8,400	(4)	28	24	6	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(775)	(1,666)	0	(14)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		160	(1)	10	9	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		80	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		84	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		110	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		151	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		493	(2)	(12)	(14)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		337	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		197	(1)	(4)	(5)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		197	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		140	0	(1)	(1)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		13,200	106	(161)	(55)	0	(28)
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,800	(39)	41	2	4	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	89,800	48	(37)	11	0	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027		78,500	(26)	(16)	(42)	0	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	2,410	(22)	(1)	(23)	0	(1)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	38,500	79	38	117	0	(4)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		22,300	0	(40)	(40)	2	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		10,900	(3)	(21)	(24)	1	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		11,200	5	(3)	2	0	(1)
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		57,900	(66)	(28)	(94)	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029	CAD	3,100	2	(8)	(6)	2	0
Pay	CAONREPO	2.250	Semi-Annual	09/21/2052		900	(144)	5	(139)	0	(4)
Pay(7)	ESTRON	3.132	Annual	08/02/2025	EUR	9,500	(5)	(7)	(12)	0	(1)

							$1,731	$412	$2,143	$628	$(412)

Total Swap Agreements							$2,135	$410	$2,545	$628	$(414)

(i)	Securities with an aggregate market value of $5,554 and cash of $7,530 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024			$476		NZD	777	$0		$(3)
		08/2024		NZD	777		$476		3		0
BOA		07/2024			$443		HKD	3,454	0		0
		07/2024			123		KRW	167,707	0		(1)
		07/2024			610		PLN	2,459	3		(2)
		08/2024			72		TRY	2,522	1		0
BPS		07/2024		AUD	5,670		$3,778		0		(5)
		07/2024		BRL	5,505		1,008		23		0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	CAD	1,464		1,073	2	0
	07/2024	GBP	3,399		4,342	45	0
	07/2024	JPY	360,000		2,419	177	0
	07/2024	PLN	5,482		1,357	3	(7)
	07/2024	SGD	575		424	0	0
	07/2024		$1,027	BRL	5,505	0	(42)
	07/2024		121	KRW	166,450	0	(1)
	08/2024		3,781	AUD	5,670	5	0
	08/2024		424	SGD	574	0	0
	09/2024	AUD	786		$525	0	(1)
	09/2024	BRL	6,011		1,100	34	0
	09/2024	CAD	480		350	0	(2)
	09/2024	CNH	20,170		2,815	36	0
	09/2024	CZK	1,144		50	1	0
	09/2024	HUF	312,174		850	7	(1)
	09/2024	IDR	9,623,073		590	3	0
	09/2024	NOK	3,701		350	3	0
	09/2024	PHP	64,564		1,100	0	(4)
	09/2024	PLN	202		50	0	0
	09/2024	SEK	2,083		200	3	0
	09/2024	TWD	35,675		1,109	9	0
	09/2024		$350	AUD	525	1	0
	09/2024		1,050	IDR	17,221,114	1	0
	09/2024		1,050	KRW	1,436,976	1	(6)
	09/2024		1,100	PHP	64,540	4	0
	09/2024		150	TRY	5,407	2	0
	09/2024		10	TWD	318	0	0
	09/2024		150	ZAR	2,786	2	0
	10/2024	CNH	6,953		$971	11	0
BRC	07/2024	CAD	218		159	0	0
	07/2024	JPY	2,000		13	1	0
	07/2024	KRW	1,016,353		736	1	(2)
	07/2024	NOK	1,527		145	2	0
	07/2024	PLN	3,945		985	7	(2)
	07/2024	THB	19		1	0	0
	07/2024	TRY	5,520		163	0	(1)
	07/2024		$97	DKK	667	0	(1)
	07/2024		1,158	NOK	12,240	0	(12)
	07/2024		51	TRY	1,817	4	0
	08/2024		1,001		34,463	11	0
	09/2024		136	MXN	2,548	2	0
	09/2024		100	NOK	1,064	0	0
	09/2024		300	TRY	10,688	1	0
	09/2024		850	ZAR	15,721	10	(1)
	11/2024		42	TRY	1,656	2	0
CBK	07/2024	BRL	4,235		$771	13	0
	07/2024	CHF	281		309	0	(4)
	07/2024	GBP	940		1,196	8	0
	07/2024	THB	48,583		1,327	2	0
	07/2024	TRY	15,447		458	0	(4)
	07/2024		$842	BRL	4,235	0	(85)
	07/2024		144	SEK	1,524	0	0
	07/2024		202	ZAR	3,674	0	0
	08/2024		449	BRL	2,453	0	(12)
	09/2024	CLP	239,531		$263	8	0
	09/2024	IDR	8,323,200		510	2	0
	09/2024	PHP	2,936		50	0	0
	09/2024	TWD	13,602		422	3	0
	09/2024		$50	BRL	279	0	(1)
	09/2024		350	CAD	479	1	0
	09/2024		204	COP	845,078	0	(3)
	09/2024		3,409	INR	285,040	2	(2)
DUB	07/2024	BRL	3,139		$600	39	0
	07/2024		$565	BRL	3,139	0	(3)
	07/2024		321	CLP	296,641	0	(6)
	07/2024		66	KRW	90,975	0	0
	08/2024	BRL	2,867		$541	30	0
	09/2024	COP	2,160,870		510	0	(4)
FAR	07/2024	NZD	2,605		1,605	18	0
	07/2024		$3,299	AUD	4,952	4	0
	07/2024		11,423	EUR	10,488	0	(191)
	07/2024		5,543	JPY	865,661	0	(163)
	07/2024		911	NZD	1,493	0	(1)
	08/2024	NZD	1,493		$911	1	0
GLM	07/2024	BRL	12,700		2,519	247	0
	07/2024	MYR	768		163	0	0
	07/2024		$2,350	BRL	12,700	0	(78)
	07/2024	ZAR	10,137		$554	0	(2)
	08/2024		$2,788	BRL	14,303	0	(239)
	08/2024		274	TRY	9,468	2	0
	09/2024	CAD	478		$350	0	0
	09/2024	MXN	613		32	0	(1)
	09/2024		$450	INR	37,699	1	0
	09/2024		100	JPY	15,882	0	0
	09/2024		50	THB	1,822	0	0
	10/2024	BRL	9,900		$1,948	195	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

	04/2025		13,700		2,458	83	0
JPM	07/2024		2,294		423	12	0
	07/2024	CHF	858		971	16	0
	07/2024	CNY	7,452		1,045	11	0
	07/2024	DKK	1,007		145	0	0
	07/2024		$427	BRL	2,294	0	(16)
	07/2024		4,582	CHF	4,112	0	(5)
	07/2024		22	CNY	159	0	0
	07/2024		1,351	IDR	21,917,155	0	(12)
	07/2024		81	KRW	112,276	0	0
	07/2024		427	SGD	575	0	(3)
	07/2024		2,103	ZAR	38,302	0	0
	07/2024	ZAR	19,201		$1,043	0	(11)
	08/2024	CHF	4,096		4,582	5	0
	08/2024		$1,045	CNY	7,457	0	0
	08/2024		145	DKK	1,005	0	0
	08/2024		389	TRY	13,497	7	0
	09/2024	CLP	606,823		$650	9	(3)
	09/2024	COP	2,505,730		590	0	(7)
	09/2024	MXN	23,212		1,250	15	(19)
	09/2024	TWD	23,141		719	5	0
	09/2024		$423	BRL	2,309	0	(12)
	09/2024		350	GBP	274	0	(4)
	09/2024		464	INR	38,880	1	0
	09/2024		150	JPY	23,493	0	(2)
	09/2024		350	KRW	483,755	2	0
	09/2024		400	MXN	7,430	1	0
	09/2024		50	TWD	1,611	0	0
	10/2024	CNH	11,978		$1,674	19	0
MBC	07/2024	CZK	51,257		2,222	31	0
	07/2024	HUF	464,617		1,253	0	(6)
	07/2024	JPY	865,708		5,406	25	0
	07/2024	NOK	8,334		782	2	0
	07/2024		$1,747	CAD	2,391	1	0
	08/2024	CAD	2,390		$1,747	0	(2)
	08/2024		$4,684	JPY	748,488	0	(10)
	08/2024		782	NOK	8,327	0	(2)
	09/2024	AUD	263		$175	0	(1)
	09/2024	EUR	46		50	0	0
	09/2024		$700	GBP	552	0	(1)
	09/2024		500	PHP	29,455	4	0
	09/2024		12	TWD	375	0	0
MYI	07/2024	BRL	1,180		$228	17	0
	07/2024	DKK	691		99	0	0
	07/2024	NOK	2,380		223	0	0
	07/2024	NZD	797		489	3	0
	07/2024	PLN	1,707		435	11	0
	07/2024	SEK	2,031		192	1	0
	07/2024		$212	BRL	1,179	0	(1)
	08/2024		99	DKK	690	0	0
	08/2024		223	NOK	2,378	0	0
	08/2024		192	SEK	2,028	0	(1)
	09/2024	AUD	526		$350	0	(2)
	09/2024	CAD	478		350	0	0
	09/2024	EUR	46		50	0	0
	09/2024	TWD	9,206		287	3	0
	09/2024		$310	INR	25,952	0	0
	09/2024		50	MXN	933	0	0
	09/2024		550	NOK	5,798	0	(6)
	09/2024		50	PLN	202	0	0
	09/2024		200	SEK	2,078	0	(3)
	09/2024		100	ZAR	1,913	5	0
	10/2024	BRL	5,400		$1,068	112	0
RBC	07/2024	CAD	926		675	0	(2)
	07/2024		$5,502	GBP	4,339	0	(17)
	08/2024	GBP	4,339		$5,503	17	0
	09/2024		$276	INR	23,098	0	0
RYL	07/2024		479	AUD	718	0	0
	07/2024		48	SEK	505	0	(1)
SCX	07/2024	EUR	10,488		$11,241	8	0
	07/2024	MXN	3		0	0	0
	07/2024	PEN	2,345		626	15	0
	07/2024		$1,196	CNY	8,504	0	(16)
	07/2024		62	KRW	84,464	0	(1)
	08/2024		9,927	EUR	9,252	0	(4)
	09/2024	CNH	8,277		$1,154	13	0
	09/2024	PHP	93,979		1,602	0	(5)
	09/2024	TWD	13,381		415	2	0
	09/2024		$2,105	INR	176,171	3	0
	09/2024		13	TWD	415	0	0
SOG	07/2024	CNY	1,216		$171	2	0
SSB	09/2024	CLP	306,663		337	12	0
TOR	07/2024	CHF	13		15	0	0
	07/2024		$693	NZD	1,132	0	(4)
	08/2024	COP	7,868,260		$1,962	79	0
	08/2024	NZD	1,132		693	4	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

UAG	07/2024	CHF	2,962	3,278	0	(19)
07/2024	$150	DKK	1,033	0	(2)
07/2024	120	ILS	444	0	(2)

Total Forward Foreign Currency Contracts	$1,553	$(1,095)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(227)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	305	$(1)	$0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	305	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	170	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	170	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,020	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,020	(4)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,500	(5)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,500	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,400	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,400	(5)	(8)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	500	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	500	(2)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	500	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	500	(2)	(3)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,017	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,017	(4)	(1)

$(47)	$(35)

Total Written Options	$(355)	$(262)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$44	$0	$(4)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,334	(530)	522	0	(8)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	216	0	(19)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	74	0	(7)

$(894)	$856	$0	$(38)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(5)	3.500%	Quarterly	09/18/2029	MYR	5,320	$(14)	$7	$0	$(7)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	MLPIPOWR Index	46,536	5.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025		$4,472	$0	$20	$20	$0
BPS	Pay	DWRTFT Index	851	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024		10,630	0	46	46	0
BRC	Receive	BCPMACWI Index	712,473	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025		75,185	0	127	127	0
GST	Receive	NDUEEGF Index	8,718	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/15/2025		5,002	0	(19)	0	(19)
	Receive	GSCBPMGC Index	12,313	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025		1,461	0	(3)	0	(3)
JPM	Pay	NDUEACWF Index	14,752	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		6,373	0	25	25	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024		100	(1)	0	0	(1)
	Pay	DWRTFT Index	251	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/19/2025		3,135	0	13	13	0
MBC	Receive	NDUEEGF Index	8,718	5.310% (1-Month USD-LIBOR less a specified spread)	Monthly	09/04/2024		5,002	0	(19)	0	(19)
MEI	Receive	NDUEEGF Index	8,718	5.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025		5,002	0	(20)	0	(20)
	Receive	NDUEEGF Index	8,718	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025		5,002	0	(19)	0	(19)
MYI	Receive	KOSPI2 Index	15,750,000	0.000%	Maturity	09/12/2024	KRW	5,836,626	0	180	180	0
RBC	Pay	DWRTFT Index	184	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024		$2,299	0	10	10	0

									$(1)	$341	$421	$(81)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Microsoft Corp.	16,500	5.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/03/2024		$6,823	$0	$(523)	$0	$(523)
BPS	Pay	Apple Inc.	104,000	0.0599	Monthly	07/12/2024		22,281	0	428	428	0
MYI	Pay	Adobe Inc.	25,000	0.060%	Monthly	07/15/2024		13,889	0	24	24	0
RBC	Pay	Apple Inc.	169,300	0.0608	Monthly	07/24/2024		35,238	0	(390)	0	(390)

									$0	$(461)	$452	$(913)

Total Swap Agreements									$(909)	$743	$873	$(1,039)

(k)

Securities with an aggregate market value of $1,890 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2024 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)		This instrument has a forward starting effective date.
(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$508	$0	$508
Industrials	0	1,940	0	1,940
Utilities	0	495	0	495
Convertible Bonds & Notes
Banking & Finance	0	3	0	3
Industrials	0	564	0	564
U.S. Government Agencies	0	44,811	0	44,811
U.S. Treasury Obligations	0	12,513	0	12,513
Non-Agency Mortgage-Backed Securities	0	1,995	127	2,122
Asset-Backed Securities	0	35,270	343	35,613
Sovereign Issues	0	23,081	0	23,081
Common Stocks
Communication Services	404	0	0	404
Consumer Discretionary	195	0	0	195
Information Technology	80,796	0	0	80,796
Utilities	4,314	0	0	4,314
Preferred Securities
Banking & Finance	0	514	0	514
Real Estate Investment Trusts
Real Estate	16,121	0	0	16,121
Short-Term Instruments
Commercial Paper	0	967	0	967
Repurchase Agreements	0	21,792	0	21,792
Japan Treasury Bills	0	2,250	0	2,250
U.S. Treasury Bills	0	8,081	0	8,081

	$101,830	$154,784	$470	$257,084
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,482	$0	$0	$71,482

Total Investments	$173,312	$154,784	$470	$328,566

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	126	638	0	764
Over the counter	0	2,426	0	2,426

	$126	$3,064	$0	$3,190
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(657)	(573)	0	(1,230)
Over the counter	0	(2,396)	0	(2,396)

	$(657)	$(2,969)	$0	$(3,626)

Total Financial Derivative Instruments	$(531)	$95	$0	$(436)

Totals	$172,781	$154,879	$470	$328,130

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 219.6% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 6.434% (US0003M + 0.860%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $38)		46

U.S. GOVERNMENT AGENCIES 200.8%
Fannie Mae
0.000% due 11/25/2040 - 06/25/2043 •(a)	3,749	222
0.000% due 10/25/2042 - 10/25/2045 •	377	223
0.200% due 02/25/2043 •(a)	353	2
0.345% due 07/25/2044 ~(a)	265	10
0.350% due 01/25/2045 ~(a)	165	8
0.383% due 03/25/2045 ~(a)	405	20
0.455% due 04/25/2046 ~(a)	158	7
0.500% due 07/25/2044 ~(a)	202	7
0.513% due 10/25/2046 ~(a)	66	3
0.526% due 04/25/2055 ~(a)	329	14
0.550% due 11/25/2049 •(a)	311	37
0.602% due 07/25/2052 ~(a)	184	8
0.612% due 08/25/2054 ~(a)	288	13
0.628% due 09/25/2045 ~(a)	168	10
0.687% due 08/25/2055 ~(a)	195	9
0.700% due 08/25/2042 •(a)	471	29
0.711% due 07/25/2045 ~(a)	802	35
0.750% due 11/25/2044 - 06/25/2048 •(a)	4,456	503
0.819% due 08/25/2044 ~(a)	148	7
2.349% due 01/25/2031 ~(a)	586	42
2.500% due 02/25/2051 (a)	3,426	561
3.000% due 03/25/2043 - 05/01/2058	3,541	2,968
3.000% due 04/25/2043 - 12/25/2048 (a)	943	120
3.045% due 04/01/2029	912	849
3.133% due 01/01/2048 •	4,061	3,833
3.500% due 08/01/2032 - 01/01/2059	10,962	9,639
3.500% due 08/25/2043 - 04/25/2046 (a)	190	23
3.524% due 08/01/2049 •	973	962
3.575% due 02/01/2026	1,000	972
3.683% due 04/25/2042 ~	290	269
3.750% due 02/01/2029	3,757	3,599
3.820% due 01/01/2029	752	724
3.946% due 10/25/2040 ~	426	421
4.000% due 06/01/2033 - 07/01/2034	637	612
4.000% due 06/25/2044 (a)	32	2
4.140% due 04/01/2028	781	762
4.374% due 02/01/2028 ~	2,000	1,956
4.385% due 04/01/2033	828	805
4.440% due 06/01/2033	2,000	1,951
4.490% due 04/01/2033	1,600	1,569
4.500% due 09/01/2028 - 09/01/2048	3,789	3,692
4.502% due 11/25/2031 ~	1,855	1,852
4.520% due 05/25/2042 ~	480	476
4.550% due 05/01/2028	100	99
4.580% due 08/01/2033	1,000	986
4.590% due 06/01/2033	9,903	9,773
4.636% due 05/25/2042 ~	889	860
4.680% due 06/01/2030	11,283	11,178
4.700% due 04/01/2033	2,037	2,010
4.766% due 03/25/2042 ~	514	506
4.770% due 12/01/2029	674	670
4.900% due 10/01/2028	355	356
4.916% due 01/25/2042 ~	1,074	1,002
4.990% due 03/01/2031	993	1,003
5.000% due 12/01/2035 - 10/01/2036	15	15
5.070% due 09/01/2033	837	852
5.300% due 09/01/2038	971	1,002
5.320% due 10/01/2043	195	196
5.410% due 12/01/2031	814	838
5.500% due 12/01/2032 - 10/01/2038	120	119
5.570% due 10/01/2028	435	442
5.610% due 10/01/2028	883	901
5.700% due 08/01/2030	930	968
5.750% due 12/25/2047 •	4,306	4,197

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

5.810% due 06/01/2031	13,800	14,074
5.820% due 11/01/2033	1,230	1,317
5.850% due 11/01/2028	2,303	2,386
5.870% due 12/01/2033	1,500	1,611
5.900% due 02/25/2049 •	199	195
5.960% due 11/01/2033	543	582
6.000% due 04/01/2032 - 10/01/2048	126	124
6.010% due 07/01/2028	1,147	1,193
6.124% due 01/25/2051 •	18,434	18,441
6.150% due 10/25/2037 •	679	678
6.277% due 02/01/2042 •	99	100
6.336% due 05/01/2038 •	686	706
6.340% due 10/01/2037 •	1,183	1,222
6.424% due 05/01/2035 •	103	105
6.500% due 04/25/2038 (a)	48	13
6.504% due 09/01/2041 •	144	147
6.618% due 01/01/2036 •	203	209
6.660% due 04/01/2030	1,996	2,114
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	5,361	3,548
0.000% due 05/15/2035 - 05/15/2041 •	4,393	3,847
0.000% due 10/15/2037 ~(a)	27	1
0.140% due 05/15/2037 ~(a)	44	3
0.199% due 10/15/2037 ~(a)	58	4
0.421% due 03/15/2037 ~(a)	62	3
0.442% due 11/15/2038 ~(a)	176	11
0.473% due 10/15/2041 ~(a)	108	6
0.487% due 08/15/2041 ~(a)	53	4
0.509% due 08/15/2036 ~(a)	73	4
0.556% due 02/15/2038 ~(a)	102	7
0.603% due 11/15/2036 ~(a)	164	7
0.614% due 06/15/2038 ~(a)	130	10
1.250% due 12/15/2044	7,793	6,323
2.000% due 11/25/2050 (a)	2,625	343
2.302% due 02/15/2027 •(a)	139	4
2.500% due 08/15/2027 - 10/15/2052 (a)	22,552	3,438
3.000% due 10/01/2026 - 12/25/2046	15,855	14,633
3.000% due 11/15/2027 - 06/25/2050 (a)	26,303	4,069
3.050% due 03/01/2032	1,771	1,568
3.500% due 01/15/2043 - 04/25/2050 (a)	30,604	6,348
3.500% due 12/25/2046 - 03/01/2049	3,052	2,666
3.664% due 01/01/2050 •	908	875
4.000% due 07/15/2034 - 11/15/2042 (a)	1,825	269
4.000% due 04/01/2041 - 01/01/2049	10,887	10,217
4.161% due 07/25/2033 ~	541	495
4.400% due 06/01/2030	618	602
4.500% due 01/01/2036 - 11/01/2048	962	924
5.000% due 07/01/2033 - 03/01/2049	1,427	1,410
5.500% due 09/01/2034 - 03/01/2041	117	118
5.793% due 10/15/2037 - 04/15/2038 •	2,546	2,534
5.948% due 06/15/2042 •	599	590
6.000% due 01/25/2050 •	155	154
6.014% due 11/01/2036 •	257	265
6.244% due 11/01/2041 •	747	771
6.267% due 09/01/2034 •	323	332
6.416% due 10/01/2039 •	731	750
6.700% due 05/01/2031 •	4	4
7.500% due 08/15/2029 (a)	1	0
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	2,229	1,975
0.000% due 06/20/2042 - 08/16/2052 ~(a)	6,680	48
0.000% due 05/20/2043 - 09/20/2045 •	941	631
0.597% due 09/20/2049 •(a)	1,844	201
0.750% due 11/16/2051 ~(a)	14	0
2.000% due 02/20/2051 (a)	10,944	1,236
2.500% due 09/20/2027 (a)	537	15
2.500% due 06/15/2043 - 02/20/2063	23,794	19,652
2.500% due 03/20/2051 - 09/20/2051 (g)	108,991	91,677
3.000% due 11/20/2026 - 02/20/2053	120,586	103,136
3.000% due 01/20/2029 - 09/20/2051 (a)	6,274	881
3.000% due 02/20/2050 (g)	9,035	7,802
3.150% due 11/20/2042 - 12/20/2042	399	351
3.250% due 05/15/2042	464	421
3.500% due 11/20/2034 - 01/20/2063	106,389	95,861
3.500% due 08/20/2042 - 09/20/2046 (a)	1,447	165
3.500% due 02/20/2053 (g)	84,336	76,123
3.625% due 08/20/2045 •	125	125
3.750% due 06/20/2045 - 12/20/2045	2,681	2,465
3.875% due 06/20/2038 •	32	32
3.916% due 06/20/2036 •	7,388	7,215
4.000% due 04/15/2025 - 08/20/2062	33,940	31,649
4.000% due 10/20/2043 (a)	47	5
4.003% due 01/20/2031 ~	261	255
4.050% due 04/15/2040 - 11/15/2040	834	787
4.500% due 04/15/2030 - 08/20/2062	60,976	58,749
4.500% due 08/20/2045 (a)	3,936	709

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

4.625% due 02/20/2030 - 01/20/2034 •	100	99
4.875% due 08/15/2039 - 10/15/2040	233	229
5.000% due 12/20/2032 - 10/20/2062	20,013	19,625
5.000% due 12/20/2050 •	2,473	2,292
5.250% due 05/15/2033 - 10/15/2033	173	173
5.380% due 08/15/2034	48	49
5.475% due 06/15/2035	116	118
5.500% due 04/15/2025 - 01/20/2049	4,659	4,682
5.520% due 06/15/2034 - 02/15/2035	128	131
5.530% due 05/15/2035	77	79
5.570% due 03/15/2035	63	64
5.680% due 12/15/2034	122	126
5.720% due 12/15/2034	50	51
5.744% due 11/20/2036 •	10,405	10,182
5.750% due 09/15/2033	7	7
5.820% due 04/15/2034 - 12/15/2034	133	138
5.870% due 10/15/2034	55	56
5.875% due 10/15/2033	84	86
5.890% due 03/20/2058 •	377	377
5.930% due 10/15/2034	84	87
5.970% due 08/15/2034	51	52
5.983% due 02/20/2074 •	8,696	8,683
6.000% due 04/15/2027 - 08/20/2053	24,991	25,256
6.017% due 09/20/2062 •	2	2
6.020% due 01/15/2034	59	60
6.037% due 05/20/2069 •	932	932
6.075% due 01/15/2034	86	87
6.117% due 08/20/2061 •	5	5
6.123% due 04/20/2074 •	998	1,001
6.137% due 10/20/2065 •	2	2
6.193% due 03/20/2073 •	8,218	8,247
6.237% due 06/20/2066 •	425	425
6.250% due 01/15/2029 - 03/15/2029	20	20
6.317% due 04/20/2066 •	1,815	1,816
6.333% due 03/20/2073 •	19,837	19,984
6.487% due 07/20/2070 - 08/20/2070 •	89,643	91,156
6.500% due 07/15/2025 - 03/20/2053	3,211	3,259
6.687% due 09/20/2070 - 01/20/2071 •	63,176	64,641
6.700% due 07/20/2026	6	6
6.737% due 09/20/2063 •	125	126
7.000% due 07/15/2025 - 12/20/2062	7,095	7,192
7.119% due 04/20/2061 •	577	579
7.250% due 12/15/2025 - 11/15/2027	2	1
7.500% due 10/15/2025 - 10/15/2035	138	142
7.520% due 12/20/2070 •	5,725	5,880
8.000% due 11/15/2025 - 07/15/2031	138	136
Ginnie Mae, TBA
2.000% due 07/01/2054 - 08/01/2054	289,500	234,597
2.500% due 08/01/2054	102,900	86,589
3.000% due 08/01/2054	320,350	279,305
3.500% due 08/01/2054	55,150	49,553
4.000% due 07/01/2054 - 08/15/2054	148,250	137,016
4.500% due 08/01/2054	46,270	44,020
5.000% due 07/01/2054 - 08/01/2054	107,450	104,672
5.500% due 07/01/2054	5,100	5,061
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	446	335
2.000% due 07/01/2028 - 06/01/2037	25,523	22,497
2.500% due 01/01/2028 - 04/01/2052	44,025	36,823
3.000% due 10/01/2026 - 02/01/2052	99,162	86,766
3.000% due 02/01/2040 - 06/01/2050 (g)	24,110	21,188
3.500% due 02/01/2025 - 03/01/2052	53,523	48,667
3.500% due 08/01/2043 (g)	24,298	22,169
4.000% due 05/01/2033 - 07/01/2053	33,163	31,106
4.500% due 01/01/2026 - 07/01/2053	13,338	12,800
4.500% due 10/01/2052 (g)	17,510	16,542
5.000% due 04/01/2027 - 09/01/2053	10,787	10,501
5.500% due 11/01/2039 - 09/01/2053	6,518	6,505
6.000% due 07/01/2036 - 02/01/2054	14,463	14,652
6.000% due 07/01/2053 (g)	48,166	48,390
6.500% due 01/01/2054 - 02/01/2054	12,083	12,309
6.500% due 02/01/2054 (g)	14,399	14,663
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2039 - 07/01/2054	7,400	7,001
4.500% due 08/01/2039 - 07/01/2054	19,700	19,276
5.000% due 07/01/2039 - 08/01/2054	89,250	86,492
5.500% due 07/01/2054 - 08/01/2054	75,800	74,759
6.000% due 07/01/2054	37,500	37,610
6.500% due 07/01/2054 - 08/01/2054	227,300	231,366
7.000% due 08/01/2054	13,000	13,363

Total U.S. Government Agencies (Cost $2,906,075)		2,787,273

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (g)(i)	29,327	29,034

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

0.250% due 01/15/2025 (g)(i)	38,518	37,723
2.375% due 01/15/2025 (i)	4,324	4,286

Total U.S. Treasury Obligations (Cost $71,250)		71,043

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	475	473
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~	609	448
Citigroup Mortgage Loan Trust 6.500% due 06/25/2054 ~	2,345	2,365
Credit Suisse First Boston Mortgage Securities Corp. 6.056% due 03/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,149	915
4.699% due 05/27/2053 ~	1,452	1,139
Freddie Mac Multifamily Structured Pass Through Certificates 4.660% due 01/25/2031	3,300	3,259
Ginnie Mae
0.847% due 10/20/2050 •(a)	2,181	262
2.000% due 10/20/2050 (a)	27,401	2,569
2.500% due 05/20/2050 (a)	1,028	124
2.500% due 01/20/2051 (a)	23,587	3,030
2.500% due 09/20/2051 (a)	8,244	1,107
2.500% due 12/20/2051 (a)	3,272	405
3.000% due 12/20/2050 (a)	23,155	3,579
3.500% due 01/20/2046 (a)	963	143
3.500% due 01/20/2052	1,690	1,100
6.083% due 03/20/2071 •	285	283
6.133% due 04/20/2073 •	1,952	1,948
6.233% due 07/20/2073 •	24,072	24,156
6.233% due 08/20/2073 •	6,306	6,328
6.233% due 11/20/2073 •	20,227	20,297
6.303% due 08/20/2073 •	5,048	5,081
6.333% due 03/20/2073 •	2,023	2,021
6.433% due 05/20/2073 •	8,711	8,841
6.483% due 05/20/2073 •	1,472	1,493
6.833% due 08/20/2071 •	1,949	1,986
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	4,276	4,195
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	6,787	5,636
6.360% due 12/25/2049 •	750	721
La Hipotecaria El Salvadorian Mortgage Trust
3.000% due 09/08/2039 «•	3,306	3,223
3.358% due 01/15/2046 «	1,690	1,559
3.508% due 11/24/2042 «•	2,334	2,198
4.250% due 09/29/2046 «	3,404	3,174
MFA Trust 1.381% due 04/25/2065 ~	2,447	2,270
Mortgage Equity Conversion Asset Trust
5.570% due 02/25/2042 •	1,402	1,389
5.600% due 05/25/2042 •	5,965	5,844
Structured Asset Mortgage Investments Trust 6.113% due 09/19/2032 •	3	3
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,083	1,852
2.710% due 01/25/2060 ~	1,572	1,471

Total Non-Agency Mortgage-Backed Securities (Cost $130,463)		126,891

ASSET-BACKED SECURITIES 4.3%
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •	3,700	3,714
Apex Credit CLO Ltd. 7.122% due 04/20/2036 •	2,000	2,003
Ares CLO Ltd. 6.637% due 04/17/2033 •	3,500	3,509
Benefit Street Partners CLO Ltd. 6.671% due 04/20/2034 •	4,000	4,014
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •	3,315	3,321
Bryant Park Funding Ltd. 6.932% due 04/15/2037 •	2,000	2,012
Cathedral Lake Ltd. 6.808% due 01/20/2035 •	1,000	1,001
Centex Home Equity Loan Trust 5.760% due 01/25/2032 «•	6	6
Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	2,600	2,610
7.159% due 01/15/2037 •	3,300	3,322
Dryden Senior Loan Fund
6.477% due 10/19/2029 •	3,629	3,633
6.479% due 07/15/2030 •	2,846	2,847

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Generate CLO Ltd. 7.155% due 10/20/2036 •	1,300	1,303
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •	4,200	4,209
Home Equity Asset Trust 6.060% due 11/25/2032 «•	3	2
KKR CLO Ltd. 6.757% due 02/09/2035 •	1,800	1,797
KKR CLO Trust 6.780% due 10/15/2034 •	1,150	1,151
Magnetite Ltd. 6.479% due 10/15/2031 •	2,170	2,172
Marathon CLO Ltd. 6.705% due 01/20/2033 •	2,400	2,404
Marble Point CLO Ltd.
6.525% due 01/20/2032 •	493	493
6.630% due 10/15/2030 •	2,127	2,129
MKS CLO Ltd. 6.586% due 07/20/2030 •	953	954
Palmer Square CLO Ltd. 6.645% due 04/20/2035 •	1,100	1,103
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	566	567
Sound Point CLO Ltd. 6.760% due 07/15/2034 •	500	500
Sycamore Tree CLO Ltd. 7.005% due 01/20/2037 •	2,900	2,912
TCW CLO Ltd. 6.926% due 01/16/2037 •	1,200	1,203
Trinitas CLO Ltd. 6.694% due 04/25/2033 •	2,900	2,909
Venture CLO Ltd. 6.486% due 10/20/2028 •	780	781
Voya CLO Ltd. 6.525% due 07/20/2032 •	1,000	1,002

Total Asset-Backed Securities (Cost $59,434)		59,583

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.0%		589

U.S. TREASURY BILLS 0.3%
5.359% due 08/15/2024 - 09/19/2024 (c)(d)(k)	3,726	3,687

Total Short-Term Instruments (Cost $4,276)		4,276

Total Investments in Securities (Cost $3,171,536)		3,049,112

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	5,239,314	50,973

Total Short-Term Instruments (Cost $50,972)		50,973

Total Investments in Affiliates (Cost $50,972)		50,973

Total Investments 223.3% (Cost $3,222,508)		$3,100,085
Financial Derivative Instruments (h)(j) 0.3%(Cost or Premiums, net $21,582)		3,566
Other Assets and Liabilities, net (123.6)%		(1,715,193)

Net Assets 100.0%		$1,388,458

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$589	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(601)	$589	$589

Total Repurchase Agreements							$(601)	$589	$589

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOM				5.450%	06/14/2024	07/15/2024	$(28,432)		$(28,506)
				5.450	06/18/2024	07/15/2024	(6,292)		(6,304)
DEU				5.430	06/13/2024	07/11/2024	(53,612)		(53,757)
SAL				5.440	06/13/2024	07/15/2024	(229,397)		(230,021)

Total Reverse Repurchase Agreements									$(318,588)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (52.2)%
Uniform Mortgage-Backed Security, TBA					1.500%	07/01/2039	1,000	$(848)	$(855)
Uniform Mortgage-Backed Security, TBA					2.000	07/01/2039	39,000	(34,052)	(34,277)
Uniform Mortgage-Backed Security, TBA					2.500	07/01/2039	1,625	(1,457)	(1,468)
Uniform Mortgage-Backed Security, TBA					2.500	07/15/2054	1,570	(1,572)	(1,575)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2054	54,750	(45,066)	(44,760)
Uniform Mortgage-Backed Security, TBA					3.000	07/01/2039	11,100	(10,204)	(10,269)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2054	318,900	(273,653)	(271,563)
Uniform Mortgage-Backed Security, TBA					3.500	08/01/2054	165,400	(145,035)	(146,431)
Uniform Mortgage-Backed Security, TBA					4.000	07/01/2039	10,400	(9,968)	(10,001)
Uniform Mortgage-Backed Security, TBA					4.000	08/01/2054	58,643	(54,151)	(53,693)
Uniform Mortgage-Backed Security, TBA					4.500	08/01/2054	60,177	(57,177)	(56,752)
Uniform Mortgage-Backed Security, TBA					5.500	07/01/2054	62,400	(61,710)	(61,549)
Uniform Mortgage-Backed Security, TBA					6.000	08/01/2054	31,759	(31,805)	(31,837)

Total Short Sales (52.2)%								$(726,698)	$(725,030)

(g)							Securities with an aggregate market value of $325,791 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(82,815) at a weighted average interest rate of 5.435%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2024	1,499	$164,867	$1,618		$0	$(398)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2024	113	$(23,077)	$(72)		$3	$0

Total Futures Contracts							$1,546	$3		$(398)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$69,000	$92	$426	$518	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	126,500	267	1,304	1,571	16	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	126,500	(129)	(814)	(943)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	119,500	95	793	888	10	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	38,400	46	0	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	06/18/2025	52,000	81	(43)	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	295,900	1,979	2,222	4,201	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	12,000	117	100	217	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	120	678	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	4,800	18	54	72	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	893	(100)	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	04/10/2029	31,300	(111)	(197)	(308)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	3,700	(137)	(20)	(157)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	2,150	(58)	(10)	(68)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	15,800	(79)	17	(62)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	19,500	(103)	24	(79)	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	18,100	(77)	24	(53)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	7,300	(27)	10	(17)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	23,700	(72)	32	(40)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	24,400	31	(35)	(4)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	3,800	26	7	33	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	21,500	(342)	142	(200)	0	(68)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	24,500	(144)	172	28	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	7,000	(36)	49	13	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	5,550	(194)	5,356	441	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	8,400	340	(39)	301	28	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	29,800	133	(888)	(755)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	5,400	113	6	119	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.959	Annual	04/08/2031	15,400	(48)	(40)	(88)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.990	Annual	04/08/2031	7,300	(30)	2	(28)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	12,600	271	528	799	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	10,800	226	352	578	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	8,900	197	241	438	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.916	Annual	06/10/2031	42,200	(315)	84	(231)	0	(156)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	568	1,068	255	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	4,387	(792)	3,595	442	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,235	(1,114)	1,121	395	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	17,400	(41)	216	175	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	17,500	2,364	(638)	1,726	294	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	8,300	513	(162)	351	145	0

Total Swap Agreements	$17,397	$3,400	$20,797	$2,469	$(861)

(i)	Securities with an aggregate market value of $12,480 and cash of $21,398 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	10/17/2025	18,500	$37	$17
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.483	11/25/2024	23,800	150	179
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.483	11/25/2024	23,800	150	113
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.348	12/06/2024	17,000	128	107
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	09/25/2025	105,200	174	163
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	10/31/2024	28,300	24	47
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	61,000	72	12
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	11/03/2025	18,400	31	17
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	7,600	155	14
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	7,600	155	28
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250	11/29/2024	16,700	399	176
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	36,400	211	53
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	39,800	80	5
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	20,000	36	11
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	8,200	152	9
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	8,200	152	23
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	03/10/2025	16,200	110	41
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/22/2025	20,000	254	120
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/17/2025	39,000	253	137
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	51,000	82	31

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	08/23/2024	217,600	174	203
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/23/2024	217,600	38	13
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	10/24/2024	47,000	39	14
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	26,000	43	22
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	100,300	110	26
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	03/25/2025	103,100	127	112
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	10/17/2025	39,000	76	35
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	12/03/2024	17,000	115	148
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.530	12/03/2024	17,000	115	77
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.372	12/05/2024	8,500	62	55
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.372	12/05/2024	8,500	62	55
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.313	06/08/2026	17,000	349	381
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.313	06/08/2026	17,000	349	358
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/17/2025	18,500	127	65
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	10/22/2025	20,000	37	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/22/2025	20,000	123	71
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	11/03/2025	20,200	134	75

							$4,885	$3,031

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		$98.109	08/06/2024		23,500	$62	$9
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.516	08/06/2024		17,000	35	11
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.094	08/06/2024		16,500	44	6
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.508	08/06/2024		8,500	17	5
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.656	08/06/2024		16,500	33	12

							$191	$43

Total Purchased Options							$5,076	$3,074

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.443%	08/06/2024	19,000	$(51)	$(15)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.550	08/06/2024	18,700	(63)	(8)
JPM	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	08/23/2024	435,200	(163)	(125)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.551	08/06/2024	13,100	(44)	(5)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.438	08/06/2024	12,400	(33)	(10)

							$(354)	$(163)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.266	07/08/2024		25,500	$(52)	$(33)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.719	07/08/2024		18,000	(34)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		18,000	(56)	(5)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	33,000	(75)	(115)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	33,000	(62)	(43)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	95.781	07/08/2024	10,500	(21)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	27,500	(52)	(36)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.297	07/08/2024	5,000	(6)	(6)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	41,000	(117)	(296)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	19,000	(62)	(5)

$(537)	$(558)

Total Written Options	$(891)	$(721)

(k)

Securities with an aggregate market value of $44 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	2,787,273	0	2,787,273
U.S. Treasury Obligations	0	71,043	0	71,043
Non-Agency Mortgage-Backed Securities	0	116,737	10,154	126,891
Asset-Backed Securities	0	59,575	8	59,583
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	589	0	589
U.S. Treasury Bills	0	3,687	0	3,687

$0	$3,038,950	$10,162	$3,049,112
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,973	$0	$0	$50,973

Total Investments	$50,973	$3,038,950	$10,162	$3,100,085

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(725,030)	$0	$(725,030)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,472	0	2,472
Over the counter	0	3,074	0	3,074

$0	$5,546	$0	$5,546
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,259)	0	(1,259)
Over the counter	0	(721)	0	(721)

$0	$(1,980)	$0	$(1,980)

Total Financial Derivative Instruments	$0	$3,566	$0	$3,566

Totals	$50,973	$2,317,486	$10,162	$2,378,621

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO High Yield Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
AP Core Holdings LLC 10.958% due 09/01/2027	$4,563	$3,997
Assetmark Financial Holdings Inc. TBD% due 06/03/2031	1,700	1,703
Caesars Entertainment Corp. 8.097% due 02/06/2031	14,000	14,028
Cengage Learning, Inc. 9.538% due 03/22/2031	18,075	18,149
Chromalloy Corp. 9.058% due 03/27/2031	5,750	5,774
Cohesity
TBD% due 03/08/2031 «µ	2,674	2,674
TBD% due 03/08/2031 «	25,300	25,300
CoreLogic, Inc. 8.958% due 06/02/2028	5,087	5,020
CoreWeave Compute Acquisition Co. LLC TBD% - 11.335% due 05/16/2029 «µ	4,000	4,000
Cotiviti Co. 7.625% due 05/01/2031	13,225	13,178
Cotiviti, Inc. 8.579% due 05/01/2031	9,975	9,950
DirecTV Financing LLC 10.708% due 08/02/2029	19,069	19,010
EPIC Y-Grade Services LP 11.058% due 06/29/2029	2,450	2,452
Fortress Intermediate 3, Inc. TBD% due 06/27/2031 «	14,975	15,013
Gates Global LLC TBD% due 06/04/2031	2,363	2,369
Global Medical Response, Inc. TBD% due 10/31/2028	11,087	10,760
Gray Television, Inc. 10.580% due 06/04/2029	4,500	4,287
Gulfside Supply, Inc. TBD% due 05/29/2031 «	1,000	1,002
Kohler Energy Co. LLC 10.085% due 05/01/2031	7,950	7,994
LifePoint Health, Inc.
9.329% due 05/17/2031	3,450	3,459
10.056% due 11/16/2028	5,936	5,976
McAfee LLC 8.579% due 03/01/2029	4,825	4,826
Mitchell International, Inc. 8.594% due 06/17/2031	8,750	8,687
Modena Buyer LLC TBD% due 04/18/2031	14,075	13,756
Prime Security Services LLC TBD% due 10/13/2030	11,975	11,983
PUG LLC 10.094% due 03/15/2030	7,709	7,721
Reynolds Group Holdings, Inc. 7.845% due 09/24/2028	2,600	2,606
SBA Senior Finance II LLC 7.350% due 01/25/2031	2,993	2,999
SOTERA HEALTH HOLDINGS LLC 8.594% due 05/30/2031	31,250	31,237
Syniverse Holdings, Inc. 12.335% due 05/13/2027	10,783	10,567
TGP Holdings III LLC 8.694% due 06/29/2028	5,395	5,131
Trans Union LLC TBD% due 06/24/2031	14,339	14,332
TransDigm, Inc.
TBD% due 08/24/2028	3,840	3,852
7.843% due 02/28/2031	6,550	6,571
8.085% due 03/22/2030	4,838	4,853
Triton Water Holdings, Inc. 9.335% due 03/31/2028	2,494	2,505
Truist Insurance Holdings LLC 8.585% due 05/06/2031	5,900	5,920

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

United Airlines, Inc. 8.094% due 02/22/2031	2,943	2,954

Total Loan Participations and Assignments (Cost $315,640)		316,595

CORPORATE BONDS & NOTES 89.3%
BANKING & FINANCE 13.2%
Alamo Re Ltd.
13.105% (T-BILL 1MO + 7.750%) due 06/07/2027 ~	2,100	2,070
16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~	2,100	2,077
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	20,425	20,651
Allied Universal Holdco LLC
4.625% due 06/01/2028	8,675	7,919
6.625% due 07/15/2026	131	131
Ally Financial, Inc.
6.700% due 02/14/2033	1,000	995
8.000% due 11/01/2031	5,000	5,525
AmWINS Group, Inc.
4.875% due 06/30/2029	11,000	10,248
6.375% due 02/15/2029	8,450	8,478
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~	750	746
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	5,625	5,695
Bayou Re Ltd. 23.855% (T-BILL 1MO + 18.500%) due 04/30/2031 ~	250	246
BNP Paribas SA 8.500% due 08/14/2028 •(e)(g)	8,000	8,214
Boost Newco Borrower LLC 7.500% due 01/15/2031	16,100	16,799
Brandywine Operating Partnership LP
3.950% due 11/15/2027	4,775	4,333
4.550% due 10/01/2029	6,375	5,556
8.050% due 03/15/2028	3,075	3,201
8.875% due 04/12/2029	15,600	16,266
Brookfield Property REIT, Inc.
4.500% due 04/01/2027	800	745
5.750% due 05/15/2026	3,300	3,235
Burford Capital Global Finance LLC
6.250% due 04/15/2028	400	387
9.250% due 07/01/2031	31,025	32,692
Charles River Re Ltd. 12.105% due 05/10/2031 •	250	249
Credit Acceptance Corp.
6.625% due 03/15/2026	800	800
9.250% due 12/15/2028	6,875	7,275
CTR Partnership LP 3.875% due 06/30/2028	10,000	9,207
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	5,000	4,968
8.875% due 09/01/2031	3,125	3,291
Encore Capital Group, Inc.
8.500% due 05/15/2030	20,825	21,226
9.250% due 04/01/2029	6,325	6,599
Everglades Re II Ltd.
15.855% (T-BILL 1MO + 10.500%) due 05/13/2031 ~	1,100	1,096
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~	1,100	1,096
18.105% (T-BILL 1MO + 12.750%) due 05/13/2031 ~	630	628
Five Point Operating Co. LP 10.500% due 01/15/2028 þ	672	689
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	8,350	8,104
7.000% due 05/01/2031	16,515	16,890
Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,671
7.625% due 05/01/2026	5,400	5,367
12.000% due 10/01/2028	10,425	11,205
12.250% due 10/01/2030	18,375	19,786
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	11,200	10,913
9.250% due 02/01/2029	6,400	6,401
GGAM Finance Ltd. 6.875% due 04/15/2029	11,725	11,960
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	6,100	5,667
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	5,600	5,902
HAT Holdings LLC
3.375% due 06/15/2026	19,968	18,848
3.750% due 09/15/2030	11,500	10,041
8.000% due 06/15/2027	24,925	25,944
Highwoods Realty LP 3.050% due 02/15/2030	2,200	1,867

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Howard Hughes Corp.
4.125% due 02/01/2029		7,800	6,984
4.375% due 02/01/2031		10,000	8,620
5.375% due 08/01/2028		6,000	5,708
HUB International Ltd. 7.250% due 06/15/2030		16,850	17,286
Hudson Pacific Properties LP
3.250% due 01/15/2030		3,875	2,681
3.950% due 11/01/2027		2,575	2,156
4.650% due 04/01/2029		300	231
5.950% due 02/15/2028		5,425	4,618
Icahn Enterprises LP
5.250% due 05/15/2027		2,825	2,654
6.250% due 05/15/2026		16,900	16,781
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		25,975	21,987
5.710% due 01/15/2026		9,000	8,919
7.700% due 09/17/2025 •(e)(g)		23,000	22,998
Iron Mountain, Inc.
5.000% due 07/15/2028		2,587	2,480
5.625% due 07/15/2032		2,494	2,370
7.000% due 02/15/2029		4,046	4,121
Jane Street Group 7.125% due 04/30/2031		40,750	41,821
Jefferies Finance LLC 5.000% due 08/15/2028		1,000	924
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		7,225	7,455
Kilroy Realty LP 4.750% due 12/15/2028		300	284
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		7,200	6,827
4.750% due 06/15/2029		2,075	1,918
5.250% due 10/01/2025		2,000	1,984
7.000% due 07/15/2031 (a)		6,450	6,511
LFS Topco LLC 5.875% due 10/15/2026		7,800	7,203
Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		1,150	1,142
Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029		3,625	3,689
6.500% due 03/26/2031		4,100	4,219
Midcap Financial Issuer Trust
5.625% due 01/15/2030		5,000	4,335
6.500% due 05/01/2028		5,750	5,444
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	4,589
5.500% due 08/15/2028		11,000	10,580
5.750% due 11/15/2031		9,000	8,467
7.125% due 02/01/2032		14,300	14,400
Navient Corp.
5.000% due 03/15/2027		8,975	8,577
5.500% due 03/15/2029		1,000	914
6.750% due 06/15/2026		2,224	2,239
Newmark Group, Inc. 7.500% due 01/12/2029		38,600	39,713
Nexi SpA 2.125% due 04/30/2029 (i)	EUR	5,000	4,850
OneMain Finance Corp.
3.500% due 01/15/2027		$9,475	8,886
4.000% due 09/15/2030		12,200	10,482
5.375% due 11/15/2029		9,000	8,448
6.625% due 01/15/2028 (i)		7,000	7,032
7.125% due 03/15/2026		10,975	11,161
7.500% due 05/15/2031		15,725	15,925
9.000% due 01/15/2029 (i)		22,975	24,261
Oxford Finance LLC 6.375% due 02/01/2027		12,664	12,209
Palm RE Ltd. 14.855% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	247
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		7,650	5,001
Panther Escrow Issuer LLC 7.125% due 06/01/2031		28,100	28,443
Park Intermediate Holdings LLC
4.875% due 05/15/2029		7,825	7,345
5.875% due 10/01/2028		2,750	2,713
7.000% due 02/01/2030		6,850	6,937
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	11,834
5.750% due 09/15/2031		10,000	9,373
7.125% due 11/15/2030		14,650	14,615
7.875% due 12/15/2029		7,650	7,894
PRA Group, Inc.
7.375% due 09/01/2025		13,567	13,597
8.875% due 01/31/2030		12,450	12,439

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Provident Funding Associates LP 6.375% due 06/15/2025		7,000	6,807
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		1,300	1,294
RHP Hotel Properties LP
4.500% due 02/15/2029		14,000	13,141
6.500% due 04/01/2032		6,925	6,931
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,379
4.000% due 09/15/2029		4,800	4,245
Rocket Mortgage LLC
3.625% due 03/01/2029		4,100	3,723
3.875% due 03/01/2031		8,000	6,978
4.000% due 10/15/2033		11,000	9,278
SBA Communications Corp. 3.125% due 02/01/2029		20,500	18,293
Service Properties Trust
5.500% due 12/15/2027		5,486	5,101
8.375% due 06/15/2029		23,700	23,318
8.875% due 06/15/2032		5,000	4,668
SLM Corp. 3.125% due 11/02/2026		1,800	1,679
Synchrony Financial 7.250% due 02/02/2033		1,000	995
Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		250	251
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	301
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	251
UBS Group AG 9.250% due 11/13/2028 •(e)(g)		3,300	3,559
UniCredit SpA 5.459% due 06/30/2035 •		3,800	3,562
USI, Inc. 7.500% due 01/15/2032		500	508
VFH Parent LLC 7.500% due 06/15/2031		7,400	7,442
Vornado Realty LP
2.150% due 06/01/2026 (i)		15,982	14,747
3.400% due 06/01/2031		6,270	4,929
Windmill Re DAC 0.000% due 07/05/2028 «~	EUR	250	268

			1,061,068

INDUSTRIALS 71.6%
180 Medical, Inc. 3.875% due 10/15/2029		$11,000	9,967
AAR Escrow Issuer LLC 6.750% due 03/15/2029		6,650	6,785
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		1,000	951
5.500% due 07/01/2028		15,000	14,688
Acushnet Co. 7.375% due 10/15/2028		1,625	1,685
AdaptHealth LLC
4.625% due 08/01/2029		1,800	1,562
5.125% due 03/01/2030		2,300	2,014
6.125% due 08/01/2028		1,200	1,147
Adient Global Holdings Ltd. 4.875% due 08/15/2026		10,900	10,610
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,692
4.875% due 07/15/2032		8,300	7,629
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		15,000	13,585
Air Canada
3.875% due 08/15/2026		8,100	7,714
4.625% due 08/15/2029	CAD	7,150	5,080
Albertsons Cos., Inc.
3.250% due 03/15/2026		$10,028	9,642
3.500% due 03/15/2029		4,125	3,714
4.625% due 01/15/2027		18,449	17,837
4.875% due 02/15/2030		5,300	5,012
5.875% due 02/15/2028		13,559	13,412
6.500% due 02/15/2028 (i)		1,950	1,961
Albion Financing SARL
6.125% due 10/15/2026		12,675	12,526
8.750% due 04/15/2027		16,470	16,614
Alcoa Nederland Holding BV
4.125% due 03/31/2029		8,375	7,776
5.500% due 12/15/2027		675	665
7.125% due 03/15/2031		4,875	5,015
Allegiant Travel Co. 7.250% due 08/15/2027		36,050	34,347
Allied Universal Holdco LLC 7.875% due 02/15/2031		9,625	9,659

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Allison Transmission, Inc.
3.750% due 01/30/2031		9,475	8,316
4.750% due 10/01/2027		5,000	4,836
5.875% due 06/01/2029		1,300	1,283
Alta Equipment Group, Inc. 9.000% due 06/01/2029		10,275	9,544
Altice Financing SA
3.000% due 01/15/2028	EUR	4,000	3,326
4.250% due 08/15/2029		5,000	4,059
5.750% due 08/15/2029		$15,000	10,915
Altice France SA
5.125% due 01/15/2029		16,300	10,653
5.125% due 07/15/2029		16,200	10,678
5.500% due 01/15/2028		15,200	10,428
5.500% due 10/15/2029		11,250	7,430
AMC Networks, Inc.
4.250% due 02/15/2029		1,475	997
10.250% due 01/15/2029		10,450	10,305
Amer Sports Co. 6.750% due 02/16/2031		6,750	6,737
American Airlines Pass-Through Trust 3.375% due 11/01/2028		2,860	2,703
American Airlines, Inc.
5.500% due 04/20/2026		21,833	21,659
5.750% due 04/20/2029		31,500	30,675
8.500% due 05/15/2029		10,000	10,396
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		10,000	8,955
4.000% due 01/15/2028		10,000	9,349
ams-OSRAM AG 12.250% due 03/30/2029		15,450	16,017
Amsted Industries, Inc. 4.625% due 05/15/2030		10,125	9,303
Apache Corp. 4.875% due 11/15/2027		7,500	7,301
APi Group DE, Inc. 4.125% due 07/15/2029		19,750	17,997
Aramark Services, Inc. 5.000% due 02/01/2028		9,000	8,714
Arches Buyer, Inc. 4.250% due 06/01/2028		20,000	17,881
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028 (i)		7,000	6,158
4.000% due 09/01/2029		1,000	847
Asbury Automotive Group, Inc. 5.000% due 02/15/2032		1,000	907
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		7,000	6,846
7.000% due 11/01/2026		5,000	5,009
8.250% due 12/31/2028		3,000	3,076
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		10,300	10,160
ATP Tower Holdings LLC 4.050% due 04/27/2026		800	758
ATS Corp. 4.125% due 12/15/2028		11,000	10,043
Avantor Funding, Inc.
3.875% due 11/01/2029		5,500	5,006
4.625% due 07/15/2028		17,500	16,668
Avient Corp. 5.750% due 05/15/2025		6,250	6,239
Avis Budget Car Rental LLC
4.750% due 04/01/2028 (i)		5,715	5,250
5.375% due 03/01/2029		5,225	4,786
8.000% due 02/15/2031		5,475	5,427
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031		4,500	4,679
Axalta Coating Systems LLC
3.375% due 02/15/2029		17,000	15,237
4.750% due 06/15/2027		8,000	7,786
B&G Foods, Inc. 8.000% due 09/15/2028		14,825	15,084
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		13,950	12,676
3.875% due 01/15/2028		20,000	18,749
4.000% due 10/15/2030		43,900	38,673
4.375% due 01/15/2028		9,000	8,496
5.750% due 04/15/2025		5,000	4,986
Ball Corp.
2.875% due 08/15/2030		17,000	14,458
3.125% due 09/15/2031		6,500	5,504
Bath & Body Works, Inc.
6.625% due 10/01/2030		12,000	12,048
6.875% due 11/01/2035		20,000	20,191
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		27,375	28,059

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Bausch Health Cos., Inc.
5.500% due 11/01/2025	10,000	9,325
6.125% due 02/01/2027	1,300	1,084
11.000% due 09/30/2028	1,000	893
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	23,096	22,402
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	10,000	9,123
4.500% due 11/15/2026	6,000	5,839
6.500% due 08/01/2030	2,600	2,626
BellRing Brands, Inc. 7.000% due 03/15/2030	5,800	5,950
Block, Inc.
2.750% due 06/01/2026	2,500	2,364
3.500% due 06/01/2031	14,000	12,088
6.500% due 05/15/2032	26,800	27,192
Boise Cascade Co. 4.875% due 07/01/2030	800	742
Bombardier, Inc.
7.000% due 06/01/2032	875	888
7.250% due 07/01/2031	23,275	23,926
7.500% due 02/01/2029 (i)	6,000	6,224
7.875% due 04/15/2027	4,939	4,955
8.750% due 11/15/2030	17,825	19,287
Boyd Gaming Corp.
4.750% due 12/01/2027	7,000	6,750
4.750% due 06/15/2031	8,400	7,619
Brink's Co.
6.500% due 06/15/2029	4,125	4,172
6.750% due 06/15/2032	1,225	1,235
Buckeye Partners LP
4.500% due 03/01/2028	5,200	4,891
5.850% due 11/15/2043	2,625	2,257
Builders FirstSource, Inc.
4.250% due 02/01/2032	7,000	6,194
5.000% due 03/01/2030	13,000	12,313
6.375% due 03/01/2034	25	25
Cable One, Inc. 4.000% due 11/15/2030 (i)	24,475	18,287
Caesars Entertainment, Inc.
6.500% due 02/15/2032	20,960	21,077
7.000% due 02/15/2030	9,250	9,456
California Resources Corp. 8.250% due 06/15/2029	2,150	2,196
Camelot Finance SA 4.500% due 11/01/2026	12,500	12,099
Capstone Borrower, Inc. 8.000% due 06/15/2030	9,300	9,613
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	27,579	25,613
Carnival Corp.
4.000% due 08/01/2028	37,150	34,911
5.750% due 03/01/2027	23,500	23,231
6.000% due 05/01/2029	13,500	13,344
7.000% due 08/15/2029	9,375	9,724
7.625% due 03/01/2026	17,975	18,165
CCO Holdings LLC
4.250% due 02/01/2031	28,225	23,066
4.250% due 01/15/2034	13,700	10,410
4.500% due 08/15/2030	29,200	24,742
4.500% due 05/01/2032	17,550	14,147
4.500% due 06/01/2033	15,625	12,311
4.750% due 03/01/2030	31,500	27,303
5.000% due 02/01/2028	17,500	16,375
5.125% due 05/01/2027	17,575	16,889
5.375% due 06/01/2029	12,500	11,384
6.375% due 09/01/2029	1,000	951
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	14,950	14,868
Cedar Fair LP 5.250% due 07/15/2029	7,500	7,201
Central Garden & Pet Co.
4.125% due 10/15/2030	5,000	4,461
5.125% due 02/01/2028	1,500	1,462
Champions Financing, Inc. 8.750% due 02/15/2029	2,900	2,976
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	5,700	5,284
Chesapeake Energy Corp.
5.500% due 02/01/2026	6,000	5,950
5.875% due 02/01/2029	4,650	4,606
6.750% due 04/15/2029	5,675	5,691
Chobani LLC
4.625% due 11/15/2028	800	757
7.625% due 07/01/2029	12,253	12,635

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Churchill Downs, Inc.
4.750% due 01/15/2028	18,975	18,136
5.500% due 04/01/2027	6,000	5,907
5.750% due 04/01/2030	15,000	14,581
6.750% due 05/01/2031	8,400	8,456
Cinemark USA, Inc. 5.250% due 07/15/2028	8,700	8,325
Citgo Petroleum Corp. 8.375% due 01/15/2029	14,800	15,267
Civitas Resources, Inc.
8.375% due 07/01/2028	6,500	6,819
8.625% due 11/01/2030	1,251	1,342
8.750% due 07/01/2031	18,075	19,380
Clarios Global LP 6.750% due 05/15/2028	12,000	12,155
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	20,000	18,602
4.875% due 07/01/2029	9,825	9,128
Clean Harbors, Inc.
4.875% due 07/15/2027	5,000	4,846
6.375% due 02/01/2031	6,000	6,021
Clear Channel Outdoor Holdings, Inc. 7.875% due 04/01/2030	7,800	7,857
Clearwater Paper Corp. 4.750% due 08/15/2028	3,000	2,777
Cleveland-Cliffs, Inc. 7.000% due 03/15/2032	17,952	17,771
Cloud Software Group, Inc.
6.500% due 03/31/2029	33,000	31,715
8.250% due 06/30/2032	3,675	3,748
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	9,839
8.750% due 04/15/2030	17,250	16,905
CNX Midstream Partners LP 4.750% due 04/15/2030	4,125	3,721
CNX Resources Corp. 7.250% due 03/01/2032	10,675	10,896
Coherent Corp. 5.000% due 12/15/2029	7,100	6,727
Community Health Systems, Inc.
4.750% due 02/15/2031	14,600	11,493
5.250% due 05/15/2030	10,875	8,976
5.625% due 03/15/2027	19,675	18,339
6.000% due 01/15/2029	10,517	9,291
10.875% due 01/15/2032	15,000	15,631
Comstock Resources, Inc. 5.875% due 01/15/2030	10,200	9,498
Concentra Escrow Issuer Corp. 6.875% due 07/15/2032 (a)	2,475	2,511
Connect Finco SARL 6.750% due 10/01/2026	10,000	9,660
Consolidated Communications, Inc. 5.000% due 10/01/2028	4,000	3,313
CoreLogic, Inc. 4.500% due 05/01/2028	9,857	8,956
Coty, Inc.
4.750% due 01/15/2029	600	571
5.000% due 04/15/2026	4,702	4,644
6.625% due 07/15/2030	13,975	14,193
Cougar JV Subsidiary LLC 8.000% due 05/15/2032	1,000	1,035
Covanta Holding Corp.
4.875% due 12/01/2029	8,000	7,310
5.000% due 09/01/2030	5,000	4,530
CQP Holdco LP 5.500% due 06/15/2031	28,630	27,160
Crescent Energy Finance LLC 7.375% due 01/15/2033	12,450	12,485
Crocs, Inc. 4.125% due 08/15/2031	5,900	5,144
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	16,975	15,319
Crown Americas LLC
4.250% due 09/30/2026	10,000	9,645
4.750% due 02/01/2026	5,000	4,919
5.250% due 04/01/2030	1,000	968
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	1,500	1,552
DaVita, Inc. 4.625% due 06/01/2030	29,700	26,863
Delek Logistics Partners LP 8.625% due 03/15/2029	12,450	12,822
Diamond Foreign Asset Co. 8.500% due 10/01/2030	4,200	4,412
Directv Financing LLC 5.875% due 08/15/2027	20,275	19,087

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

DT Midstream, Inc.
4.125% due 06/15/2029	9,525	8,807
4.375% due 06/15/2031	13,250	12,077
Dun & Bradstreet Corp. 5.000% due 12/15/2029	3,000	2,789
Edgewell Personal Care Co.
4.125% due 04/01/2029	5,500	5,068
5.500% due 06/01/2028	4,500	4,394
Elanco Animal Health, Inc. 6.650% due 08/28/2028	10,000	10,162
Element Solutions, Inc. 3.875% due 09/01/2028	14,500	13,339
Embecta Corp. 5.000% due 02/15/2030 (i)	27,850	22,962
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030	12,000	12,109
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	3,675	3,797
EQM Midstream Partners LP
4.125% due 12/01/2026	4,000	3,858
4.500% due 01/15/2029	32,625	30,813
4.750% due 01/15/2031	18,775	17,567
5.500% due 07/15/2028	5,000	4,927
6.500% due 07/01/2027	17,900	18,105
6.500% due 07/15/2048	12,500	12,629
7.500% due 06/01/2030	5,750	6,140
ESAB Corp. 6.250% due 04/15/2029	5,500	5,540
FAGE International SA 5.625% due 08/15/2026 (i)	3,705	3,674
Fair Isaac Corp. 5.250% due 05/15/2026	800	792
Ferrellgas LP 5.875% due 04/01/2029	1,000	921
Fertitta Entertainment LLC 4.625% due 01/15/2029	10,000	9,114
Fiesta Purchaser, Inc. 7.875% due 03/01/2031	8,150	8,429
First Student Bidco, Inc. 4.000% due 07/31/2029	22,250	20,068
Fortrea Holdings, Inc. 7.500% due 07/01/2030 (i)	10,775	10,719
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	20,725	21,260
Frontier Communications Holdings LLC
5.000% due 05/01/2028	8,500	8,017
5.875% due 10/15/2027	10,975	10,726
8.625% due 03/15/2031	3,200	3,300
8.750% due 05/15/2030	5,475	5,648
Gap, Inc.
3.625% due 10/01/2029	30,379	26,327
3.875% due 10/01/2031	21,375	17,866
Garda World Security Corp.
4.625% due 02/15/2027	13,000	12,438
6.000% due 06/01/2029	5,000	4,567
7.750% due 02/15/2028	6,000	6,120
Gartner, Inc.
3.625% due 06/15/2029	6,400	5,867
3.750% due 10/01/2030	1,200	1,077
Genesee & Wyoming, Inc. 6.250% due 04/15/2032	9,125	9,102
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,228
4.000% due 08/01/2028	10,000	9,302
4.375% due 08/15/2029	3,000	2,767
5.125% due 12/15/2026	2,500	2,478
6.750% due 01/15/2031	13,100	13,381
Global Medical Response, Inc. 0.000% due 10/31/2028	3,107	3,034
Global Partners LP 8.250% due 01/15/2032	6,500	6,686
GN Bondco LLC 9.500% due 10/15/2031	24,375	22,743
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,800	1,627
goeasy Ltd.
4.375% due 05/01/2026	6,000	5,825
7.625% due 07/01/2029	13,400	13,680
9.250% due 12/01/2028	10,750	11,421
Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	5,800	5,610
Graham Packaging Co., Inc. 7.125% due 08/15/2028	16,675	15,770
Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,617
3.500% due 03/01/2029	5,000	4,505

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

3.750% due 02/01/2030		10,000	8,950
4.125% due 08/15/2024		5,000	4,998
Gray Television, Inc.
7.000% due 05/15/2027 (i)		7,000	6,451
10.500% due 07/15/2029		6,950	6,994
GYP Holdings Corp. 4.625% due 05/01/2029		5,301	4,912
Harbour Energy PLC 5.500% due 10/15/2026		15,800	15,502
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		8,700	8,287
HealthEquity, Inc. 4.500% due 10/01/2029		8,800	8,236
Herc Holdings, Inc. 6.625% due 06/15/2029		8,325	8,448
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		14,000	12,127
3.750% due 05/01/2029		9,400	8,628
4.000% due 05/01/2031		9,000	8,064
5.375% due 05/01/2025		5,000	4,996
5.750% due 05/01/2028		5,250	5,227
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		15,000	13,289
5.000% due 06/01/2029		11,175	10,429
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		5,000	4,925
Hologic, Inc. 3.250% due 02/15/2029		14,475	12,998
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		6,300	6,402
8.875% due 07/15/2028		6,200	6,566
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		280	277
Imola Merger Corp. 4.750% due 05/15/2029		37,350	34,947
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	3,250	3,380
Ingevity Corp. 3.875% due 11/01/2028		$13,150	11,950
Insight Enterprises, Inc. 6.625% due 05/15/2032		3,550	3,608
Installed Building Products, Inc. 5.750% due 02/01/2028		11,000	10,770
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		15,300	14,831
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		26,425	24,651
International Game Technology PLC
5.250% due 01/15/2029		5,000	4,841
6.250% due 01/15/2027		3,000	3,012
IQVIA, Inc.
5.000% due 10/15/2026		15,000	14,730
5.000% due 05/15/2027		6,000	5,859
IRB Holding Corp. 7.000% due 06/15/2025		20,000	20,022
Jazz Securities DAC 4.375% due 01/15/2029		6,800	6,319
JELD-WEN, Inc. 4.875% due 12/15/2027		6,750	6,383
Kaiser Aluminum Corp.
4.500% due 06/01/2031		5,075	4,500
4.625% due 03/01/2028		6,725	6,300
KFC Holding Co. 4.750% due 06/01/2027		7,000	6,830
Kinetik Holdings LP
5.875% due 06/15/2030		10,900	10,748
6.625% due 12/15/2028		2,250	2,287
Kodiak Gas Services LLC 7.250% due 02/15/2029		6,025	6,181
LABL, Inc.
5.875% due 11/01/2028		22,125	20,216
6.750% due 07/15/2026		14,400	14,233
Lamar Media Corp.
3.625% due 01/15/2031		5,000	4,409
3.750% due 02/15/2028		5,565	5,210
4.875% due 01/15/2029		5,000	4,810
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030		6,000	5,452
4.375% due 01/31/2032		3,450	3,079
4.875% due 05/15/2028		8,000	7,755
LCM Investments Holdings LLC 8.250% due 08/01/2031		6,700	6,997
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027		800	750
Legacy LifePoint Health LLC 4.375% due 02/15/2027		12,400	11,855

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	5,500	5,455
Level 3 Financing, Inc. 11.000% due 11/15/2029	3,273	3,354
Levi Strauss & Co. 3.500% due 03/01/2031	5,800	5,024
Life Time, Inc. 5.750% due 01/15/2026	5,072	5,053
LifePoint Health, Inc.
10.000% due 06/01/2032	13,405	13,722
11.000% due 10/15/2030	24,870	27,432
Light & Wonder International, Inc. 7.500% due 09/01/2031	9,900	10,237
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	9,400	9,671
Lithia Motors, Inc.
3.875% due 06/01/2029	1,800	1,618
4.375% due 01/15/2031	1,000	891
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	4,000	3,726
4.750% due 10/15/2027 (i)	5,200	4,987
6.500% due 05/15/2027	10,750	10,821
Madison IAQ LLC 4.125% due 06/30/2028	5,100	4,761
Marks & Spencer PLC 7.125% due 12/01/2037	600	642
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	5,600	5,150
4.750% due 01/15/2028	9,000	8,501
Masterbrand, Inc. 7.000% due 07/15/2032	2,475	2,505
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	21,000	21,446
Medline Borrower LP
3.875% due 04/01/2029	54,950	50,645
6.250% due 04/01/2029	3,975	4,025
MEG Energy Corp. 5.875% due 02/01/2029	5,000	4,868
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	9,000	9,177
Merlin Entertainments Ltd. 5.750% due 06/15/2026	6,000	5,918
MGM Resorts International
4.625% due 09/01/2026	10,000	9,768
4.750% due 10/15/2028 (i)	2,000	1,905
5.500% due 04/15/2027	1,000	987
5.750% due 06/15/2025	5,727	5,712
6.500% due 04/15/2032	13,025	12,973
Michaels Cos., Inc. 5.250% due 05/01/2028	12,075	9,674
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	15,000	13,984
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	7,725	7,785
Molina Healthcare, Inc.
3.875% due 05/15/2032	7,875	6,831
4.375% due 06/15/2028	8,725	8,220
Moog, Inc. 4.250% due 12/15/2027	396	376
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	7,325	5,539
Murphy Oil USA, Inc. 3.750% due 02/15/2031	5,100	4,496
Nabors Industries, Inc. 7.375% due 05/15/2027	7,750	7,889
NCL Corp. Ltd.
5.875% due 02/15/2027	7,500	7,408
8.125% due 01/15/2029	1,000	1,049
8.375% due 02/01/2028	10,000	10,458
NCR Atleos Corp. 9.500% due 04/01/2029	20,500	22,174
NCR Corp.
5.000% due 10/01/2028	7,000	6,615
5.125% due 04/15/2029 (i)	7,000	6,599
5.250% due 10/01/2030	10,500	9,606
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	20,550	19,743
Nesco Holdings, Inc. 5.500% due 04/15/2029	7,250	6,723
New Fortress Energy, Inc.
6.500% due 09/30/2026	14,859	13,682
6.750% due 09/15/2025	2,725	2,647
8.750% due 03/15/2029 (i)	5,810	5,309
Newell Brands, Inc. 6.875% due 04/01/2036	6,631	5,943

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028		25,600	26,557
Nexstar Media, Inc.
4.750% due 11/01/2028		10,975	9,768
5.625% due 07/15/2027		10,975	10,435
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		10,000	9,473
7.250% due 01/15/2029		10,000	10,262
Noble Finance LLC 8.000% due 04/15/2030		25,839	26,911
Nordstrom, Inc.
4.250% due 08/01/2031		4,250	3,788
4.375% due 04/01/2030		5,675	5,166
5.000% due 01/15/2044		9,350	7,561
Northriver Midstream Finance LP
5.625% due 02/15/2026		16,300	16,316
6.750% due 07/15/2032 (a)		8,375	8,395
Novelis Corp.
3.250% due 11/15/2026		10,000	9,420
3.875% due 08/15/2031		13,000	11,267
4.750% due 01/30/2030		10,000	9,287
NuStar Logistics LP
5.750% due 10/01/2025		7,000	6,961
6.375% due 10/01/2030		7,500	7,631
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,000	5,027
4.250% due 10/01/2028		$32,431	29,542
6.250% due 10/01/2029		21,000	19,193
7.125% due 10/01/2027		4,086	4,106
7.250% due 06/15/2031		8,325	8,282
ON Semiconductor Corp. 3.875% due 09/01/2028		13,000	12,007
Open Text Corp. 3.875% due 12/01/2029		7,250	6,506
Open Text Holdings, Inc.
4.125% due 02/15/2030		3,940	3,556
4.125% due 12/01/2031		7,500	6,607
Option Care Health, Inc. 4.375% due 10/31/2029		15,000	13,781
Organon & Co.
4.125% due 04/30/2028		27,175	25,262
5.125% due 04/30/2031		29,100	26,165
6.750% due 05/15/2034		5,700	5,699
7.875% due 05/15/2034		6,925	7,124
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	4,564
4.625% due 03/15/2030		5,500	4,961
7.375% due 02/15/2031		4,000	4,168
Owens & Minor, Inc. 6.625% due 04/01/2030		7,600	6,917
Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031		10,200	10,195
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		14,000	13,085
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		14,300	13,407
Papa John's International, Inc. 3.875% due 09/15/2029		5,000	4,429
Parkland Corp.
4.500% due 10/01/2029		11,000	10,078
4.625% due 05/01/2030		9,625	8,786
Perenti Finance Pty. Ltd. 7.500% due 04/26/2029		5,625	5,739
Performance Food Group, Inc.
4.250% due 08/01/2029		8,975	8,177
5.500% due 10/15/2027		8,500	8,321
Permian Resources Operating LLC
5.375% due 01/15/2026		13,810	13,679
5.875% due 07/01/2029		10,000	9,853
7.000% due 01/15/2032		5,100	5,243
7.750% due 02/15/2026		4,550	4,591
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		12,500	11,503
PetSmart, Inc.
4.750% due 02/15/2028		6,425	5,975
7.750% due 02/15/2029		2,600	2,535
Phinia, Inc. 6.750% due 04/15/2029		1,500	1,524
Post Holdings, Inc.
4.500% due 09/15/2031		6,000	5,382
4.625% due 04/15/2030		20,475	18,828
5.500% due 12/15/2029		14,000	13,518
5.625% due 01/15/2028		9,075	8,942
Prestige Brands, Inc. 3.750% due 04/01/2031		800	697

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Prime Security Services Borrower LLC
3.375% due 08/31/2027	10,500	9,724
5.750% due 04/15/2026	8,000	7,946
6.250% due 01/15/2028	4,000	3,946
PTC, Inc. 4.000% due 02/15/2028	6,205	5,848
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	4,225	4,568
Rakuten Group, Inc.
9.750% due 04/15/2029	10,825	11,174
11.250% due 02/15/2027	5,800	6,205
Rand Parent LLC 8.500% due 02/15/2030	16,750	16,975
Range Resources Corp.
4.750% due 02/15/2030	5,000	4,695
4.875% due 05/15/2025	6,000	5,967
Resorts World Las Vegas LLC
4.625% due 04/16/2029	3,675	3,299
8.450% due 07/27/2030	8,900	9,424
Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	4,700	4,791
7.750% due 03/15/2031	8,650	9,044
ROBLOX Corp. 3.875% due 05/01/2030	10,000	8,893
Rockcliff Energy LLC 5.500% due 10/15/2029	23,000	21,544
Rockies Express Pipeline LLC
3.600% due 05/15/2025	3,200	3,127
4.800% due 05/15/2030	6,000	5,545
4.950% due 07/15/2029	11,750	11,071
6.875% due 04/15/2040	6,000	5,740
7.500% due 07/15/2038	600	617
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	800	737
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	16,000	15,496
5.375% due 07/15/2027	18,875	18,598
5.500% due 08/31/2026	20,200	19,989
5.500% due 04/01/2028	11,350	11,213
7.250% due 01/15/2030	11,000	11,397
9.250% due 01/15/2029	10,975	11,724
Sabre Global, Inc.
8.625% due 06/01/2027	10,032	9,252
11.250% due 12/15/2027	8,775	8,535
Scientific Games Holdings LP 6.625% due 03/01/2030	2,000	1,951
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	12,500	11,642
Scripps Escrow, Inc.
3.875% due 01/15/2029	2,000	1,395
5.375% due 01/15/2031	2,500	1,111
5.875% due 07/15/2027	5,200	3,147
Seadrill Finance Ltd. 8.375% due 08/01/2030	14,700	15,376
Seagate HDD Cayman
4.091% due 06/01/2029	1,200	1,114
5.750% due 12/01/2034	4,000	3,886
8.250% due 12/15/2029	4,450	4,776
8.500% due 07/15/2031	4,850	5,228
9.625% due 12/01/2032	10,000	11,415
Sealed Air Corp.
5.000% due 04/15/2029	5,000	4,763
6.125% due 02/01/2028	5,750	5,742
6.875% due 07/15/2033	8,710	8,978
7.250% due 02/15/2031	5,000	5,154
Select Medical Corp. 6.250% due 08/15/2026 (i)	10,000	10,057
Sensata Technologies BV
4.000% due 04/15/2029	4,000	3,676
5.000% due 10/01/2025	7,000	7,063
Sensata Technologies, Inc.
3.750% due 02/15/2031	18,175	15,855
4.375% due 02/15/2030	5,000	4,597
6.625% due 07/15/2032	5,575	5,619
Shift4 Payments LLC 4.625% due 11/01/2026	800	775
Simmons Foods, Inc. 4.625% due 03/01/2029	16,000	14,084
Sirius XM Radio, Inc.
3.125% due 09/01/2026	5,000	4,709
3.875% due 09/01/2031	21,675	17,710
4.000% due 07/15/2028	29,775	26,924
4.125% due 07/01/2030	18,375	15,710
5.000% due 08/01/2027	5,000	4,791
5.500% due 07/01/2029	3,000	2,820

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Sotera Health Holdings LLC 7.375% due 06/01/2031	15,700	15,743
Southwestern Energy Co.
4.750% due 02/01/2032	10,000	9,205
5.375% due 02/01/2029	6,000	5,836
5.375% due 03/15/2030	12,500	12,084
Speedway Motorsports LLC 4.875% due 11/01/2027	12,500	11,947
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	5,963	6,585
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	35,587	26,006
SS&C Technologies, Inc.
5.500% due 09/30/2027	500	493
6.500% due 06/01/2032	17,800	17,968
Stagwell Global LLC 5.625% due 08/15/2029	3,800	3,513
Standard Industries, Inc.
3.375% due 01/15/2031	24,100	20,331
4.375% due 07/15/2030	17,750	16,052
4.750% due 01/15/2028	2,000	1,905
Star Parent, Inc. 9.000% due 10/01/2030	6,075	6,386
Station Casinos LLC
4.500% due 02/15/2028	10,000	9,419
4.625% due 12/01/2031	8,000	7,136
6.625% due 03/15/2032	15,650	15,584
Strathcona Resources Ltd. 6.875% due 08/01/2026	14,915	14,771
Suburban Propane Partners LP 5.000% due 06/01/2031	9,000	8,113
Sunoco LP
7.000% due 05/01/2029	11,225	11,512
7.250% due 05/01/2032	11,575	11,981
Surgery Center Holdings, Inc. 7.250% due 04/15/2032 (i)	8,475	8,571
Tapestry, Inc. 7.700% due 11/27/2030	7,000	7,317
Taseko Mines Ltd. 8.250% due 05/01/2030	3,000	3,073
Taylor Morrison Communities, Inc. 5.125% due 08/01/2030	800	767
TEGNA, Inc.
4.625% due 03/15/2028	8,500	7,691
4.750% due 03/15/2026	2,500	2,447
5.000% due 09/15/2029	6,500	5,746
Teleflex, Inc. 4.250% due 06/01/2028	15,000	14,155
Tempo Acquisition LLC 5.750% due 06/01/2025	1,700	1,699
Tenet Healthcare Corp.
4.250% due 06/01/2029	1,000	932
4.375% due 01/15/2030	11,000	10,205
4.625% due 06/15/2028	10,000	9,519
5.125% due 11/01/2027	7,000	6,857
6.125% due 06/15/2030	26,000	25,857
6.875% due 11/15/2031	1,000	1,056
Tenneco, Inc. 8.000% due 11/17/2028	11,500	10,479
Thor Industries, Inc. 4.000% due 10/15/2029	7,325	6,439
Topaz Solar Farms LLC 5.750% due 09/30/2039	785	760
TopBuild Corp.
3.625% due 03/15/2029	11,479	10,318
4.125% due 02/15/2032	14,200	12,518
TransDigm, Inc.
4.625% due 01/15/2029	15,800	14,756
6.375% due 03/01/2029	7,400	7,447
6.625% due 03/01/2032	12,200	12,338
6.750% due 08/15/2028	9,000	9,121
6.875% due 12/15/2030	14,625	14,942
7.125% due 12/01/2031	16,075	16,583
Transocean Aquila Ltd. 8.000% due 09/30/2028	1,000	1,017
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	2,150	2,221
Transocean, Inc. 8.750% due 02/15/2030	7,200	7,565
Travel & Leisure Co.
4.500% due 12/01/2029	12,400	11,432
4.625% due 03/01/2030	10,900	9,929
TriNet Group, Inc.
3.500% due 03/01/2029	800	713
7.125% due 08/15/2031	7,600	7,728

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

TripAdvisor, Inc. 7.000% due 07/15/2025	7,000	7,025
Triton Water Holdings, Inc. 6.250% due 04/01/2029	14,643	14,136
Triumph Group, Inc. 9.000% due 03/15/2028	18,538	19,455
Tutor Perini Corp. 11.875% due 04/30/2029	1,000	1,077
Twilio, Inc.
3.625% due 03/15/2029	8,000	7,203
3.875% due 03/15/2031	9,000	7,925
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	17,125	16,886
U.S. Foods, Inc.
4.625% due 06/01/2030	9,000	8,367
4.750% due 02/15/2029	23,375	22,190
6.875% due 09/15/2028	3,750	3,839
7.250% due 01/15/2032	3,775	3,922
Uber Technologies, Inc. 4.500% due 08/15/2029	17,975	17,160
UKG, Inc. 6.875% due 02/01/2031	20,000	20,265
United Airlines, Inc.
4.375% due 04/15/2026	10,100	9,768
4.625% due 04/15/2029	9,200	8,576
United Rentals North America, Inc.
4.000% due 07/15/2030	10,000	9,057
6.125% due 03/15/2034	18,125	18,082
Univision Communications, Inc.
4.500% due 05/01/2029	20,000	16,830
6.625% due 06/01/2027	10,000	9,583
7.375% due 06/30/2030	7,500	6,982
8.000% due 08/15/2028	12,475	12,177
USA Compression Partners LP
6.875% due 09/01/2027	4,275	4,288
7.125% due 03/15/2029	9,620	9,701
Vail Resorts, Inc. 6.500% due 05/15/2032	20,175	20,429
Valaris Ltd. 8.375% due 04/30/2030	33,900	35,123
Vallourec SACA 7.500% due 04/15/2032	9,975	10,342
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	7,950	7,245
3.875% due 11/01/2033	6,925	5,907
4.125% due 08/15/2031	16,675	14,974
Venture Global LNG, Inc.
8.125% due 06/01/2028	16,400	16,909
8.375% due 06/01/2031	72,625	75,383
9.875% due 02/01/2032	22,025	23,986
Vertiv Group Corp. 4.125% due 11/15/2028	10,000	9,347
Viavi Solutions, Inc. 3.750% due 10/01/2029	6,550	5,541
Victoria's Secret & Co. 4.625% due 07/15/2029	32,275	26,861
Viking Cruises Ltd.
7.000% due 02/15/2029	4,300	4,326
9.125% due 07/15/2031	17,500	18,968
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	7,000	6,852
Viper Energy Partners LP 5.375% due 11/01/2027	1,700	1,671
Virgin Media Finance PLC 5.000% due 07/15/2030 (i)	10,000	8,260
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	11,035
5.500% due 05/15/2029	12,800	11,711
Viridien 8.750% due 04/01/2027	800	763
Vital Energy, Inc. 7.875% due 04/15/2032	10,840	11,028
Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	16,000	13,303
4.750% due 07/15/2031	16,000	13,516
7.750% due 04/15/2032	18,200	17,776
VOC Escrow Ltd. 5.000% due 02/15/2028	5,000	4,850
VZ Secured Financing BV 5.000% due 01/15/2032	8,491	7,250
Walgreens Boots Alliance, Inc. 4.100% due 04/15/2050 (i)	2,000	1,376
Wand NewCo 3, Inc. 7.625% due 01/30/2032	15,050	15,556
Weatherford International Ltd. 8.625% due 04/30/2030	3,000	3,111

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

WESCO Distribution, Inc.
6.375% due 03/15/2029	5,975	6,004
6.625% due 03/15/2032	5,750	5,818
White Cap Buyer LLC 6.875% due 10/15/2028	3,200	3,091
Williams Scotsman, Inc.
4.625% due 08/15/2028	9,875	9,346
6.625% due 06/15/2029	3,300	3,329
7.375% due 10/01/2031	6,600	6,796
WMG Acquisition Corp.
3.000% due 02/15/2031	10,000	8,631
3.750% due 12/01/2029	6,000	5,445
3.875% due 07/15/2030	6,600	5,898
WR Grace Holdings LLC
4.875% due 06/15/2027	3,600	3,476
7.375% due 03/01/2031	4,300	4,363
Wrangler Holdco Corp. 6.625% due 04/01/2032	1,575	1,569
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	3,600	3,359
Wynn Las Vegas LLC 5.250% due 05/15/2027	16,000	15,617
Wynn Resorts Finance LLC
5.125% due 10/01/2029	8,000	7,614
7.125% due 02/15/2031	12,500	12,970
XPO, Inc. 7.125% due 06/01/2031	8,000	8,181
Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	12,455
4.625% due 01/31/2032	12,500	11,508
4.750% due 01/15/2030	7,000	6,672
6.875% due 11/15/2037	6,250	6,821
Zayo Group Holdings, Inc. 4.000% due 03/01/2027 (i)	6,100	4,886
ZF North America Capital, Inc.
6.750% due 04/23/2030	13,450	13,711
6.875% due 04/14/2028	2,900	2,959
6.875% due 04/23/2032	12,200	12,621
7.125% due 04/14/2030	4,350	4,508
Ziggo BV 4.875% due 01/15/2030	18,200	16,210
ZipRecruiter, Inc. 5.000% due 01/15/2030	16,675	14,503
ZoomInfo Technologies LLC 3.875% due 02/01/2029	9,100	8,273

		5,757,082

UTILITIES 4.5%
Antero Midstream Partners LP
5.375% due 06/15/2029	12,000	11,641
5.750% due 03/01/2027	9,600	9,528
6.625% due 02/01/2032	5,000	5,048
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	8,010
7.000% due 07/15/2029	4,400	4,484
7.250% due 07/15/2032	3,275	3,369
Calpine Corp.
3.750% due 03/01/2031	27,775	24,569
4.500% due 02/15/2028	7,750	7,370
4.625% due 02/01/2029	7,500	6,965
5.000% due 02/01/2031	15,000	14,009
5.125% due 03/15/2028 (i)	2,000	1,925
5.250% due 06/01/2026	7,011	6,939
Clearway Energy Operating LLC
3.750% due 02/15/2031	1,000	873
4.750% due 03/15/2028	14,500	13,865
CrownRock LP
5.000% due 05/01/2029	2,000	1,985
5.625% due 10/15/2025	10,000	9,983
Edison International 8.125% due 06/15/2053 •	1,000	1,040
Electricite de France SA 9.125% due 03/15/2033 •(e)	9,600	10,465
Endeavor Energy Resources LP 5.750% due 01/30/2028	27,150	27,422
Genesis Energy LP
7.875% due 05/15/2032	6,950	7,021
8.000% due 01/15/2027	13,475	13,789
8.250% due 01/15/2029	550	568
8.875% due 04/15/2030	200	211
Hilcorp Energy LP
5.750% due 02/01/2029	2,343	2,269
6.000% due 04/15/2030	2,000	1,933
6.000% due 02/01/2031	2,600	2,491
6.250% due 11/01/2028	2,900	2,866

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

6.250% due 04/15/2032		2,015	1,939
8.375% due 11/01/2033		2,705	2,885
PBF Holding Co. LLC
6.000% due 02/15/2028		3,800	3,708
7.875% due 09/15/2030		4,850	4,969
PG&E Corp.
5.000% due 07/01/2028 (i)		5,000	4,816
5.250% due 07/01/2030		5,000	4,779
Tallgrass Energy Partners LP
5.500% due 01/15/2028		10,000	9,576
6.000% due 12/31/2030		14,450	13,472
7.375% due 02/15/2029		12,955	13,028
Telecom Italia Capital SA
6.375% due 11/15/2033		6,975	6,531
7.200% due 07/18/2036		4,900	4,708
7.721% due 06/04/2038		775	757
Telecom Italia SpA 7.875% due 07/31/2028	EUR	19,950	23,354
TerraForm Power Operating LLC
4.750% due 01/15/2030		$8,500	7,756
5.000% due 01/31/2028		10,000	9,562
Vistra Operations Co. LLC
4.375% due 05/01/2029		9,975	9,295
5.000% due 07/31/2027		6,000	5,808
6.875% due 04/15/2032		14,300	14,528
7.750% due 10/15/2031		14,775	15,398
Vodafone Group PLC 5.125% due 06/04/2081 •		800	591
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		1,300	1,297

			359,395

Total Corporate Bonds & Notes (Cost $7,322,274)			7,177,545

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	10,000	8,487

Total Convertible Bonds & Notes (Cost $8,549)			8,487

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Notes
3.625% due 05/15/2026		$174,100	170,574
4.250% due 05/31/2025 (i)		167,100	165,712
4.250% due 10/15/2025		200,000	198,149
4.500% due 11/15/2025 (k)		50,000	49,703

Total U.S. Treasury Obligations (Cost $588,537)			584,138

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.0%			419

U.S. TREASURY BILLS 0.2%
5.262% due 07/05/2024 (c)(d)		18,300	18,289

Total Short-Term Instruments (Cost $18,709)			18,708

Total Investments in Securities (Cost $8,253,709)			8,105,473

		SHARES
INVESTMENTS IN AFFILIATES 1.3%
MUTUAL FUNDS (f) 1.3%
Pimco Preferred And Capital Securities Active ETF		374,800	18,605
PIMCO Senior Loan Active Exchange-Traded Fund		1,706,900	87,317

Total Mutual Funds (Cost $104,553)			105,922

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		9,367	91

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $91)	91

Total Investments in Affiliates (Cost $104,644)	106,013

Total Investments 102.1% (Cost $8,358,353)	$8,211,486
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $8,797)	1,014
Other Assets and Liabilities, net (2.1)%	(171,097)

Net Assets 100.0%	$8,041,403

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$419	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(427)	$419	$419

Total Repurchase Agreements	$(427)	$419	$419

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.480%	06/24/2024	07/01/2024	$(62,386)	$(62,453)
BPS	5.000	11/22/2023	TBD(3)	(1,228)	(1,264)
BRC	0.000	10/25/2023	TBD(3)	(427)	(426)
0.000	10/27/2023	TBD(3)	(782)	(782)
0.500	06/17/2024	TBD(3)	EUR	(1,548)	(1,658)
3.500	05/15/2024	TBD(3)	$(4,920)	(4,943)
4.500	02/28/2024	TBD(3)	(5,484)	(5,569)
4.500	03/19/2024	TBD(3)	(2,858)	(2,895)
4.500	03/21/2024	TBD(3)	(6,734)	(6,819)
DEU	5.370	07/01/2024	07/08/2024	(34,128)	(34,128)
5.470	06/21/2024	07/02/2024	(33,390)	(33,441)
JML	0.500	06/17/2024	TBD(3)	EUR	(728)	(780)
JPS	4.000	06/10/2024	08/02/2024	$(1,992)	(1,997)
4.750	06/10/2024	08/02/2024	(1,126)	(1,129)
4.800	06/10/2024	08/02/2024	(1,539)	(1,543)
5.150	06/10/2024	08/02/2024	(1,046)	(1,050)
5.250	06/10/2024	08/02/2024	(1,770)	(1,775)
5.250	06/14/2024	08/02/2024	(22,516)	(22,572)
5.300	06/14/2024	08/02/2024	(11,176)	(11,204)

Total Reverse Repurchase Agreements	$(196,428)

(i)	Securities with an aggregate market value of $178,016 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(40,333) at a weighted average interest rate of 5.050%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	913	$186,452	$461	$0	$(21)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	628	71,298	491	40	(172)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	180	22,562	548	0	(298)

$1,500	$40	$(491)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	218	$(30,729)	$(399)	$98	$(5)
U.S. Treasury 5-Year Note September Futures	09/2024	444	(47,321)	(419)	48	0
U.S. Treasury 10-Year Note September Futures	09/2024	1,016	(111,744)	(1,119)	270	0

$(1,937)	$416	$(5)

Total Futures Contracts	$(437)	$456	$(496)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2028	1.814%	EUR	7,300	$24	$896	$920	$5	$0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	2.862	$10,450	(1,539)	868	(671)	0	(5)

$(1,515)	$1,764	$249	$5	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$7,415	$458	$24	$482	$0	$(4)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	145,100	9,854	(574)	9,280	0	(89)

$10,312	$(550)	$9,762	$0	$(93)

Total Swap Agreements	$8,797	$1,214	$10,011	$5	$(98)

(k)	Securities with an aggregate market value of $26,377 and cash of $14,055 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $200 for closed futures is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BPS	07/2024	CAD	6,270		$4,594	$11	$0
	07/2024		$1,707	EUR	1,568	0	(28)
CBK	07/2024		1,538	GBP	1,209	0	(9)
FAR	07/2024	EUR	55,426		$60,367	1,009	0
GLM	07/2024		$3,290	EUR	3,039	0	(36)
MBC	07/2024		4,582	CAD	6,274	4	0
	08/2024	CAD	6,270		$4,582	0	(4)
SCX	07/2024		$54,448	EUR	50,819	0	(23)
	08/2024	EUR	50,819		$54,528	23	0

Total Forward Foreign Currency Contracts						$1,047	$(100)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments			$0		$268,606	$47,989	$315,595
Corporate Bonds & Notes
Banking & Finance			0		1,060,800	268	1,061,068
Industrials			0		5,757,082	0	5,757,082
Utilities			0		359,395	0	359,395
Convertible Bonds & Notes
Industrials			0		8,487	0	8,487
U.S. Treasury Obligations			0		584,138	0	584,138
Short-Term Instruments
Repurchase Agreements			0		419	0	419
U.S. Treasury Bills			0		18,289	0	18,289

			$0		$8,057, 216	$48,257	$8,105,473
Investments in Affiliates, at Value
Mutual Funds			105,922		0	0	105,922
Short-Term Instruments
Central Funds Used for Cash Management Purposes			91		0	0	91

			$106,013		$0	$0	$106,013

Total Investments			$106,013		$8,057,216	$48,257	$8,211,486

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			98		363	0	461
Over the counter			0		1,047	0	1,047

			$98		$1,410	$0	$1,508
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(5)		(589)	0	(594)
Over the counter			0		(100)	0	(100)

			$(5)		$(689)	$0	$(694)

Total Financial Derivative Instruments			$93		$721	$0	$814

Totals			$106,106		$8,057,937	$48,257	$8,212,300

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
City of Salinas 4.020% due 09/01/2033 «(f)	$7,788	$7,565
Successor Agency Redevelopment of West Sacramento 4.310% due 09/01/2035 «	8,612	8,207

Total Loan Participations and Assignments (Cost $15,676)		15,772

CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 0.9%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	18,000	17,921
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,336
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	25,670	7,775
VM Fund LLC 8.625% due 02/28/2031 «	4,680	4,425

		38,457

INDUSTRIALS 1.5%
Adventist Health System 3.630% due 03/01/2049	5,000	3,559
CommonSpirit Health 4.187% due 10/01/2049	11,124	8,914
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	10,618	7,474
Toledo Hospital
4.982% due 11/15/2045	15,603	11,371
5.325% due 11/15/2028	5,518	5,290
6.015% due 11/15/2048	12,400	10,601
Tower Health 4.451% due 02/01/2050	35,439	16,966
Wild Rivers Water Park 8.500% due 11/01/2051 «	7,500	5,372

		69,547

Total Corporate Bonds & Notes (Cost $114,150)		108,004

MUNICIPAL BONDS & NOTES 87.8%
ALABAMA 2.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	745
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,809
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	17,500	18,476
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,642
5.500% due 10/01/2054	13,600	14,903
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,900
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,600	3,958
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	14,000	14,987
Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019 5.750% due 10/01/2049	1,500	1,562
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.250% due 10/01/2041	4,000	4,432
5.250% due 10/01/2042	4,000	4,421
5.250% due 10/01/2043	4,000	4,401
5.250% due 10/01/2045	5,500	6,002
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,085
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027	4,030	3,108
5.000% due 03/01/2029	4,570	3,459
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	12,500	13,185

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	5,983
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,500	3,638
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,169
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	3,975	3,991

		127,856

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(c)	1,400	19
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,345

		9,364

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.700% due 01/01/2046	10,000	10,000
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040 ^(c)	1,000	499
4.500% due 01/01/2049	2,400	1,383
4.750% due 01/01/2039 ^(c)	1,000	474
5.000% due 01/01/2040 ^(c)	1,045	495
5.000% due 01/01/2043 ^(c)	1,000	452
5.000% due 01/01/2049 ^(c)	4,265	1,921
5.000% due 01/01/2054	11,800	7,212
5.125% due 01/01/2054 ^(c)	2,365	1,117
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(c)	4,030	242
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	563
Arizona Industrial Development Authority Revenue Notes, Series 2019 5.000% due 01/01/2025 ^(c)	500	456
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	20,000	20,136
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,000
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,294
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	6,000	6,703

		56,947

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	16,400	16,327
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	17,500	19,221

		35,548

CALIFORNIA 10.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (e)	3,000	1,712
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	665	663
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	8,000	8,019
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	10,000	10,604
5.250% due 11/01/2054	12,750	13,629
5.500% due 10/01/2054	4,800	5,251
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	6,750	7,214
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	12,025	10,498
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2043	2,165	1,986
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,521
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	545	546
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (d)	10,445	1,900
5.000% due 06/01/2049	325	331
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2042	3,000	3,322
5.250% due 12/01/2043	2,825	3,113
5.250% due 12/01/2044	1,750	1,919
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	15,500	15,497

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	26,079
6.000% due 03/01/2053	33,650	33,615
7.000% due 03/01/2053	9,100	9,066
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	1,260	673
4.125% due 01/01/2035	480	475
5.000% due 01/01/2055	960	917
8.000% due 01/01/2050	25,000	25,991
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	43,560	2,970
4.000% due 05/01/2051	5,000	4,909
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	3,500	3,720
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	4,500	4,571
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	1,010
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (f)	4,110	3,747
5.000% due 12/01/2036	175	178
5.000% due 12/01/2054	1,000	958
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	15,500	16,314
California Municipal Finance Authority Revenue Notes, Series 2021
3.000% due 09/01/2030 (f)	4,465	3,970
3.637% due 07/01/2030	3,445	3,075
5.000% due 12/01/2030	105	107
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	990
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,506
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(c)	5,883	1
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028 ^(c)	4,215	316
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	753
5.000% due 06/01/2046	2,590	2,574
5.000% due 06/01/2051	1,000	970
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.250% due 08/15/2052	2,250	2,421
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	4,140	4,152
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,907
5.250% due 12/01/2056	14,600	14,717
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,200	2,255
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	7,640	6,727
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	4,780	4,882
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,490	2,088
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,250	5,261
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	4,450	3,610
3.400% due 10/01/2046	1,985	1,648
3.500% due 10/01/2046	5,000	4,123
4.000% due 08/01/2056	6,230	5,474
4.000% due 10/01/2056	7,500	5,681
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (e)	23,500	13,040
5.000% due 09/01/2037	3,470	3,547
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,057
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,016
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	280,615	31,322
3.850% due 06/01/2050	6,855	6,434
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	3,000	3,110
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (d)	4,295	1,754
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	6,000	5,728
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,903
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (d)	4,500	1,488

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,265	1,291
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,012
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	6,054
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,075
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	30,460	32,376
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	10,000	9,753
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2035	15,000	16,747
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (d)	5,000	2,610
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (d)	69,995	11,469
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (d)	18,000	3,795
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (d)	16,635	3,251

		464,958

COLORADO 4.2%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,564
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	4,050	3,867
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	6,300	6,116
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,740	13,460
4.000% due 08/01/2049	5,960	5,662
5.000% due 08/01/2044	7,000	7,211
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	973
4.000% due 09/01/2050	2,800	2,691
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.650% due 05/15/2062	23,475	23,475
Colorado Housing and Finance Authority Revenue Notes, Series 2024 6.000% due 06/01/2028	12,300	12,316
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (e)	4,955	3,007
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	10,500	11,231
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	10,515	10,188
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	5,700	5,503
5.000% due 11/15/2053	3,000	3,106
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	33,000	33,309
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,905
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,193
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,960
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	879
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,312
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,000	925
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,650	4,133
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
6.125% due 12/01/2039	550	569
6.500% due 12/01/2054	1,250	1,295
Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024 5.625% due 12/01/2043	2,500	2,576
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,625
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 6.000% due 12/01/2050 (e)	11,100	8,050
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,195
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,880	4,753

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 12/01/2049	6,375	5,912

		189,961

DELAWARE 0.9%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	30,793
7.120% due 10/01/2038	6,075	5,841
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,373

		39,007

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	921
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,682
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2048	27,000	29,375

		34,978

FLORIDA 5.0%
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	1,015
Avenir Community Development District, Florida Special Assessment Bonds, Series 2021 3.200% due 05/01/2041	5,430	4,371
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	3,650	3,709
5.625% due 05/01/2054	5,455	5,582
Avenir Community Development District, Florida Special Assessment Notes, Series 2023 4.500% due 05/01/2030	2,165	2,193
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	2,000	2,004
5.000% due 05/01/2053	7,525	7,361
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 4.250% due 05/01/2032	1,500	1,495
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(c)	4,365	808
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	300
5.000% due 07/01/2043 ^(c)	950	11
5.250% due 07/01/2048 ^(c)	900	11
7.500% due 07/01/2053 ^(c)	1,000	10
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (d)	22,070	1,639
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.250% due 06/15/2053	4,250	4,447
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,212
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.750% due 05/01/2054	1,250	1,268
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	8,000	7,714
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,330
Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 07/01/2047	15,000	15,513
5.250% due 08/01/2049	1,750	1,836
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.700% due 10/01/2042	26,000	26,000
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,018
6.000% due 05/01/2055	4,000	4,052
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	7,900	7,996
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,010
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	875	890
6.150% due 05/01/2054	1,000	1,016
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,850
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(c)	500	132
Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	1,900	1,960
5.875% due 05/01/2055	2,500	2,574
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,150	1,162
6.050% due 05/01/2054	1,375	1,389
LTC Ranch West Residential Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	500	502
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	8,000	7,686

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,853
4.000% due 10/01/2049	1,785	1,720
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	2,032
5.250% due 10/01/2054	15,400	17,011
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	9,208
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,815	1,816
North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,250	1,269
6.000% due 05/01/2054	2,000	2,029
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	4,915	5,168
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (d)	1,330	987
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	912
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,040	8,492
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	6,750	5,727
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,177
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	6,500	5,593
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (d)	1,000	483
0.000% due 09/01/2041 (d)	1,000	457
Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	1,006
Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	7,795	6,304
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
5.000% due 05/01/2043	1,000	1,025
5.250% due 05/01/2054	5,500	5,657
Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,500	1,524
6.000% due 05/01/2054	2,000	2,031

		225,547

GEORGIA 3.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(c)	1,600	720
Augusta Development Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	6,500	6,851
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,926
4.125% due 11/01/2045	6,000	5,481
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	7,500	8,387
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047	1,500	1,052
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	14,200	14,262
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	27,250	28,821
5.000% due 12/01/2053	17,400	18,611
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	12,400	13,174
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	11,186
5.000% due 01/01/2056	10,000	10,216
5.000% due 01/01/2059	7,600	7,747
5.000% due 01/01/2063	3,340	3,403
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	923
5.000% due 01/01/2056	1,100	1,132
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,940
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.250% due 07/01/2064	7,000	7,425

		153,257

GUAM 0.0%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,489

IDAHO 0.6%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	4,480	4,481

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,883
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	20,412	18,756

		26,120

ILLINOIS 4.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	9,000	9,319
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,623
5.250% due 01/01/2056	1,000	1,062
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,490	2,495
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	2,080
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	3,120	3,244
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020 4.000% due 12/01/2036	680	682
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	7,903	7,739
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,672
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,485
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,720	626
5.125% due 02/15/2045 ^(c)	3,000	690
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049 ^(c)	4,900	3,698
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	3,375	3,299
4.700% due 08/15/2049	14,180	14,180
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,385
4.000% due 05/01/2040	2,830	2,640
Illinois Finance Authority Revenue Bonds, Series 2022 4.700% due 08/15/2057	5,100	5,100
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	1,946
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	3,961
5.000% due 12/01/2038	1,000	1,032
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,084
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,029
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,433
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	5,000	5,366
5.000% due 12/01/2046	17,500	18,567
Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	2,000	1,962
5.000% due 05/01/2038	5,000	5,542
5.250% due 05/01/2042	12,000	13,316
5.250% due 05/01/2045	4,000	4,374
5.250% due 05/01/2047	5,000	5,428
5.250% due 05/01/2048	3,750	4,059
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	4,525
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	2,822
Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2030	2,500	2,693
5.000% due 05/01/2033	10,000	11,087
5.000% due 05/01/2034	11,760	13,149
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	2,785	2,568
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	5,000	2,846
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	18,253
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,500	3,240
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	871

		219,172

INDIANA 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	20,440	20,542

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,400	5,066
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	27,720	18,130
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2053	14,400	15,335
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	1,000	852
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,337
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	8,108
6.000% due 03/01/2053	12,985	14,274
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,011

		89,655

IOWA 0.5%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	2,989
5.000% due 12/01/2050	6,680	7,076
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	1,771	1,783
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	9,138
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (d)	27,990	3,608

		24,594

KANSAS 0.2%
Colby, Kansas Revenue Notes, Series 2024 5.500% due 07/01/2026	9,700	9,695
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(c)	3,331	499
Wichita, Kansas Revenue Bonds, Series 2016 5.250% due 12/01/2036	500	105
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	830	816

		11,115

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,977
6.250% due 11/15/2046	1,150	882
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,133
5.125% due 07/01/2055	4,660	3,651
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2054	2,000	2,159

		11,802

LOUISIANA 0.5%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,864
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	2,900	3,187
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,571
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	1,540	1,540
Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024 9.000% due 12/01/2044	6,350	6,296

		22,458

MARYLAND 0.2%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,821
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	5,400	4,064
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 3.762% due 01/01/2043	3,205	2,305

		8,190

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,590
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	6,008
5.000% due 10/01/2051	10,000	10,796

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 10/01/2053	19,000	20,460
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,710
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	2,500	2,430

		53,994

MICHIGAN 2.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	32,190	25,363
Detroit, Michigan General Obligation Bonds, Series 2021 5.000% due 04/01/2050	1,600	1,623
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,300	1,514
Detroit, Michigan General Obligation Notes, Series 2023 6.844% due 05/01/2028	1,090	1,112
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.328% (TSFR3M) due 07/01/2032 ~	3,750	3,582
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	2,000	2,002
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	3,250	3,031
5.000% due 12/01/2048	1,500	1,538
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	15,000	3,756
0.000% due 06/01/2065 (d)	55,000	5,902
4.800% due 09/01/2040	235	203
5.000% due 06/01/2040	3,750	3,911
5.000% due 09/01/2050	380	314
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,435	1,160
Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	1,875	2,067
5.500% due 02/28/2057	3,000	3,283
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	93
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,042
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	78,000	10,333
0.000% due 06/01/2058 (d)	145,250	4,666
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	17,000	18,742
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2033	1,380	1,517

		96,754

MINNESOTA 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	760
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,783
5.000% due 01/01/2037	2,100	2,260

		4,803

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	453
4.000% due 10/01/2035	300	272

		725

MISSOURI 0.3%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	247
5.550% due 10/01/2036	45	44
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,276
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,655
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,285	2,292

		11,514

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^(c)	830	158

MULTI-STATE 1.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	23,211	22,771

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.141% due 01/25/2040	21,792	21,358
4.549% due 08/25/2040	28,115	28,352
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036 (f)	2,402	2,158
3.125% due 09/25/2036	973	895

		75,534

NEBRASKA 0.5%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,707
Omaha Public Power District, Nebraska Revenue Bonds, Series 2023 5.250% due 02/01/2053	15,000	16,407

		24,114

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	4,435	4,296
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037 ^(c)	2,252	450
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038 ^(c)	4,045	405
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	46,000	5,825

		10,976

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2051	2,250	1,814
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,763	13,069
3.875% due 01/20/2038	8,038	7,578
3.967% due 06/20/2034	10,195	9,834
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.594% due 08/20/2039 (a)	24,200	1,021

		33,316

NEW JERSEY 2.0%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	890	903
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	6,810	7,344
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,529
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,279
New Jersey Economic Development Authority Revenue Bonds, Series 2018 5.000% due 06/15/2038	2,245	2,430
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	21,147
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	5,087
6.500% due 04/01/2028	3,163	3,180
New Jersey Housing & Mortgage Finance Agency Series 2024 5.250% due 12/20/2065	2,250	2,361
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015 5.250% due 06/15/2041	1,000	1,011
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	2,002
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,671
5.500% due 06/15/2050	3,500	3,861
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,728
5.000% due 06/15/2043	6,500	7,096
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2049	5,100	5,626
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,504
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	3,700	3,735
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	4,193

		91,687

NEW MEXICO 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 4.700% due 08/01/2034	4,225	4,225

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NEW YORK 10.3%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	9,040	8,156
Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,308
5.750% due 06/01/2062	3,250	3,385
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.617% due 08/25/2041 ~	20,291	20,772
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	19,490	20,105
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,561
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	2,415	2,356
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	4,130	3,971
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	4,700	4,757
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,742
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 11/01/2040	5,000	5,008
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.750% due 06/15/2049	15,300	15,300
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.650% due 11/01/2049	3,000	3,012
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	9,600	10,603
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.250% due 06/15/2054	9,900	10,971
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 4.700% due 11/01/2036	10,440	10,440
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	4,000	4,039
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	11,000	12,192
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2047	5,000	5,466
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	133,600	11,506
0.000% due 06/01/2060 (d)	210,000	9,962
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	33,675	33,708
5.150% due 11/15/2034	2,600	2,608
5.375% due 11/15/2040	6,500	6,518
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	7,300	7,128
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,425
5.125% due 11/15/2063	10,000	10,867
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	8,760	8,331
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,627
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	15,000	14,696
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	8,663
New York State Dormitory Authority Revenue Bonds, Series 2024 4.000% due 03/15/2054	10,000	9,656
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,606
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	14,500	15,761
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	12,000	12,427
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	5,000	5,162
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	2,280	2,357
5.000% due 01/01/2033	6,750	6,966
5.000% due 01/01/2036	1,500	1,545
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	8,130
5.000% due 10/01/2035	6,715	7,064
5.000% due 10/01/2040	3,560	3,706
5.250% due 08/01/2031	7,535	7,997
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	1,250	1,041
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,521
6.000% due 04/01/2035	17,550	19,849
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	19,000	19,211
5.250% due 06/30/2043	7,560	8,071

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,019
5.000% due 01/01/2027	7,800	8,022
5.000% due 01/01/2028	1,000	1,042
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,000	2,006
Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024 5.000% due 08/01/2054 (b)	1,340	1,375
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,334
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	67,080	6,651
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	10,870	10,175
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,073
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,062
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	823
5.250% due 09/15/2053	2,500	1,982
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	4,500	5,178

		467,995

NORTH CAROLINA 0.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.650% due 01/15/2038	8,035	8,035
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	5,700	6,336
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	1,500	1,212
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	276
4.000% due 03/01/2031	290	280

		16,139

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(c)	7,940	238

OHIO 2.4%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,310	7,320
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	3,085	3,170
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	279,880	26,256
5.000% due 06/01/2055	32,450	29,959
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	5,002
5.500% due 02/15/2057	1,000	1,017
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,191
5.000% due 12/01/2035	1,200	1,220
5.000% due 12/01/2037	650	656
5.000% due 12/01/2039	1,425	1,430
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,991
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(c)	1,100	44
6.750% due 12/01/2052 ^(c)	650	26
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,985	785
6.250% due 04/01/2049 ^(c)	6,520	1,715
Northeast Ohio Medical University Revenue Bonds, Series 2021 4.000% due 12/01/2035	300	295
Ohio Air Quality Development Authority Revenue Bonds, Series 2017 4.250% due 01/15/2038	1,075	1,080
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	25,060	23,433
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,195

		107,785

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	5,000	5,144
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	6,194
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,866

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.500% due 01/01/2053	2,750	3,038
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	1
6.875% due 11/01/2046 ^(c)	1,081	2
7.000% due 11/01/2051 ^(c)	2,163	4

		20,249

OREGON 0.2%
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	732
4.000% due 05/15/2057	1,000	781
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,000	7,517

		9,030

PENNSYLVANIA 3.4%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	16,410	16,362
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	6,790	7,513
Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024 5.375% due 07/01/2039	2,575	2,658
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,482
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	5,000	4,725
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,353
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	9,500	9,055
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,875	1,754
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,048
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	10,500	10,860
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	5,000	5,052
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	17,606
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	15,135	15,733
6.000% due 06/30/2061	16,000	17,573
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,322
5.250% due 07/01/2049	2,000	2,096
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	3,070	3,315
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 10/01/2054	6,300	6,841
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,500	3,312
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2051	7,750	8,247
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,264
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,374
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,553
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	747

		155,845

PUERTO RICO 7.8%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	194,500	13,387
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	46,598	28,600
0.000% due 11/01/2051	121,303	69,976
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (d)	14,150	9,461
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	37,100	36,079
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	9,045
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,181
6.125% due 07/01/2040 ^(c)	1,950	921
6.250% due 07/01/2040 ^(c)	400	189
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(c)	10	5

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.428% (US0003M) due 07/01/2031 ^~(c)	2,500	1,181
5.000% due 07/01/2026 ^(c)	10	5
5.000% due 07/01/2037 ^(c)	555	262
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(c)	55	26
5.500% due 07/01/2038 ^(c)	1,000	473
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.600% due 07/01/2024 ^(c)	50	24
4.625% due 07/01/2025 ^(c)	35	17
4.750% due 07/01/2026 ^(c)	245	116
4.750% due 07/01/2027 ^(c)	50	24
5.000% due 07/01/2024 ^(c)	915	430
5.000% due 07/01/2025 ^(c)	865	409
5.000% due 07/01/2026 ^(c)	65	30
5.250% due 07/01/2025 ^(c)	25	12
5.250% due 07/01/2026 ^(c)	6,070	2,868
5.250% due 07/01/2027 ^(c)	390	185
5.250% due 07/01/2030 ^(c)	1,625	768
5.250% due 07/01/2031 ^(c)	30	14
5.250% due 07/01/2040 ^(c)	11,000	5,197
5.400% due 07/01/2028 ^(c)	2,610	1,233
6.050% due 07/01/2032 ^(c)	770	364
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(c)	1,500	709
5.000% due 07/01/2042 ^(c)	3,125	1,477
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(c)	10,000	4,725
7.000% due 07/01/2033 ^(c)	500	236
7.000% due 07/01/2040 ^(c)	20	9
7.000% due 07/01/2043 ^(c)	2,600	1,228
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	97,903	31,659
0.000% due 07/01/2051 (d)	149,216	35,109
4.750% due 07/01/2053	25,325	25,073
5.000% due 07/01/2058	52,677	52,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	18,800	18,891

		354,286

RHODE ISLAND 0.6%
Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2054	9,000	9,558
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	12,580	2,331
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	16,780	16,807

		28,696

SOUTH CAROLINA 0.3%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	7,700	8,342
South Carolina Public Service Authority Revenue Bonds, (BABs), (AGM/CR Insured), Series 2010 6.454% due 01/01/2050	6,040	6,629

		14,971

TENNESSEE 1.5%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,857
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(c)	4,600	189
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	596
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,600
5.000% due 07/01/2056	4,000	4,224
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	2,920
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	10,375	10,716
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,665
5.500% due 07/01/2052	4,500	4,894
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,000	741
5.750% due 10/01/2054	1,450	1,043
5.750% due 10/01/2059	5,750	4,064
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	9,805	10,482

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	17,750	18,844

		69,835

TEXAS 7.2%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	5,750	5,750
7.500% due 12/01/2045	7,060	4,768
12.000% due 12/01/2045	9,525	8,380
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,685
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	480	453
9.000% due 03/01/2039	14,865	15,565
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	5,000	5,008
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	13,000	13,160
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 6.500% due 07/01/2026	12,750	12,182
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054 (b)	7,300	8,016
Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2053	5,000	4,730
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (d)	5,115	2,826
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,049
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2054	10,200	9,709
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 5.000% due 12/01/2047	4,185	4,457
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	3,022
Denton, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2044	6,600	6,419
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024 4.250% due 02/15/2053	6,940	6,807
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2042	5,000	4,880
4.600% due 10/01/2041	10,000	10,000
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2042	10,000	9,906
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	10,000	9,704
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,827
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,800	1,768
Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049 (b)	12,000	11,513
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	3,750	3,857
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	1,030	505
4.250% due 07/01/2036 ^(c)	1,700	833
5.000% due 07/01/2031 ^(c)	265	190
5.000% due 07/01/2046 ^(c)	3,320	2,102
5.000% due 07/01/2051 ^(c)	4,505	3,218
5.250% due 07/01/2036 ^(c)	400	90
5.750% due 07/01/2051 ^(c)	1,000	225
7.000% due 07/01/2051 ^(c)	1,450	203
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,928
5.000% due 01/01/2042	500	484
5.000% due 01/01/2047	1,500	1,406
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	230
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026 ^(c)	80	11
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	8,125	6,827
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,500
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2042	3,000	3,327
5.000% due 02/01/2043	9,000	9,949
5.000% due 02/01/2044	8,750	9,622
5.250% due 02/01/2043	5,000	5,636
5.250% due 02/01/2044	4,000	4,482
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	6,000	6,027

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,098
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.203% (TSFR3M) due 12/15/2026 ~	5,530	5,530
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	10,900	11,682
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,450	7,608
Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (d)	5,575	1,799
0.000% due 08/01/2051 (d)	3,450	891
5.000% due 08/01/2057	7,000	7,124
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	33,300	34,648
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	7,188
5.000% due 10/15/2058	4,500	4,836
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	6,500	6,275

		325,015

UTAH 0.7%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2053	2,000	2,132
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	6,950	5,915
Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2041	2,000	1,749
4.000% due 06/01/2052	3,500	2,841
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	10,326
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	3,500	3,309
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	4,824
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,711

		33,807

VIRGINIA 0.7%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	6,280	5,937
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	269	206
6.050% due 03/01/2044	158	138
6.050% due 03/01/2054 ^(c)	584	263
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,131
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2059	4,000	4,566
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.150% due 10/01/2053	3,000	3,126
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,526
7.500% due 07/01/2052	5,569	3,341

		31,234

WASHINGTON 0.5%
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,925
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	974
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	5,825	6,532
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	893
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	12,839	11,508

		21,832

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	144,415	13,266
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,453
4.875% due 06/01/2049	12,470	11,923

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	8,600	9,706

		37,348

WISCONSIN 2.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	18,500	13,505
7.000% due 11/01/2046 ^(c)	3,500	1,925
7.000% due 01/01/2050	4,750	5,082
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,500
6.375% due 01/01/2048	8,930	4,019
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	3,520
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	3,830	2,019
0.000% due 01/01/2060 (d)	13,000	966
5.000% due 01/01/2055	3,500	3,282
5.250% due 03/01/2055	2,500	2,229
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	32,935	2,156
4.000% due 07/01/2056	2,250	1,662
5.625% due 06/01/2050	6,500	5,972
6.500% due 06/01/2045	1,400	1,212
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	5,046
5.000% due 10/01/2052	3,620	3,821
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,009
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 5.625% due 08/01/2024	3,000	2,340
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (d)	2,475	1,715
6.125% due 12/15/2029	6,000	5,891
Public Finance Authority, Wisconsin Revenue Notes, Series 2024 5.500% due 12/15/2028	14,500	14,539
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.650% due 04/01/2048	7,935	7,935
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (d)	25,410	7,049
0.000% due 12/15/2060 (d)	5,000	824
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,130	3,913
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2041	4,000	3,924
4.950% due 04/01/2035	22,555	22,555

		133,610

Total Municipal Bonds & Notes (Cost $3,967,089)		3,987,733

U.S. GOVERNMENT AGENCIES 3.1%
Freddie Mac
3.083% due 04/25/2043 ~	8,163	6,621
3.200% due 09/01/2040	5,636	4,965
3.600% due 12/01/2040 - 06/01/2043	15,282	13,912
3.720% due 01/01/2041	14,056	13,142
3.790% due 07/01/2040	3,954	3,704
3.800% due 01/01/2040	5,321	5,056
3.850% due 02/01/2038 - 01/01/2040	19,089	18,198
4.100% due 05/01/2038	6,780	6,611
4.250% due 08/01/2038	4,988	4,927
4.400% due 11/01/2040	9,973	9,953
4.500% due 12/01/2040	10,000	10,176
4.600% due 03/01/2041	7,657	7,861
4.900% due 02/01/2040	5,973	6,252
5.210% due 08/01/2040	15,970	17,330
5.360% due 06/01/2039	7,578	8,290

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.927% due 07/15/2040 •	4,962	5,153

Total U.S. Government Agencies (Cost $137,869)		142,151

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (g) 0.0%		902

Total Short-Term Instruments (Cost $902)		902

Total Investments in Securities (Cost $4,235,686)		4,254,562

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	29,775,234	289,683

Total Short-Term Instruments (Cost $289,565)		289,683

Total Investments in Affiliates (Cost $289,565)		289,683

Total Investments 100.0% (Cost $4,525,251)		$4,544,245
Other Assets and Liabilities, net 0.0%		(625)

Net Assets 100.0%		$4,543,620

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	11/22/2022	$3,589	$3,747	0.08%
California Municipal Finance Authority Revenue Notes, Series 2021	3.000	09/01/2030	12/06/2023	4,051	3,970	0.09
City of Salinas	4.020	09/01/2033	07/26/2023	7,447	7,565	0.16
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	2,109	2,158	0.05

$17,196	$17,440	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$902	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(920)	$902	$902

Total Repurchase Agreements	$(920)	$902	$902

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$15,772	$15,772
Corporate Bonds & Notes
Banking & Finance	0	7,775	30,682	38,457
Industrials	0	64,175	5,372	69,547
Municipal Bonds & Notes
Alabama	0	127,856	0	127,856
Alaska	0	9,364	0	9,364
Arizona	0	56,947	0	56,947
Arkansas	0	35,548	0	35,548
California	0	464,958	0	464,958
Colorado	0	189,961	0	189,961
Delaware	0	39,007	0	39,007
District of Columbia	0	34,978	0	34,978
Florida	0	225,547	0	225,547
Georgia	0	153,257	0	153,257
Guam	0	1,489	0	1,489
Idaho	0	26,120	0	26,120
Illinois	0	219,172	0	219,172
Indiana	0	89,655	0	89,655
Iowa	0	24,594	0	24,594
Kansas	0	11,115	0	11,115

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Kentucky	0	11,802	0	11,802
Louisiana	0	22,458	0	22,458
Maryland	0	8,190	0	8,190
Massachusetts	0	53,994	0	53,994
Michigan	0	96,754	0	96,754
Minnesota	0	4,803	0	4,803
Mississippi	0	725	0	725
Missouri	0	11,514	0	11,514
Montana	0	158	0	158
Multi-State	0	75,534	0	75,534
Nebraska	0	24,114	0	24,114
Nevada	0	10,976	0	10,976
New Hampshire	0	33,316	0	33,316
New Jersey	0	91,687	0	91,687
New Mexico	0	4,225	0	4,225
New York	0	467,995	0	467,995
North Carolina	0	16,139	0	16,139
North Dakota	0	238	0	238
Ohio	0	107,785	0	107,785
Oklahoma	0	20,249	0	20,249
Oregon	0	9,030	0	9,030
Pennsylvania	0	155,845	0	155,845
Puerto Rico	0	354,286	0	354,286
Rhode Island	0	28,696	0	28,696
South Carolina	0	14,971	0	14,971
Tennessee	0	69,835	0	69,835
Texas	0	325,015	0	325,015
Utah	0	33,807	0	33,807
Virginia	0	31,234	0	31,234
Washington	0	21,832	0	21,832
West Virginia	0	37,348	0	37,348
Wisconsin	0	133,610	0	133,610
U.S. Government Agencies	0	142,151	0	142,151
Short-Term Instruments
Repurchase Agreements	0	902	0	902

$0	$4,202,736	$51,826	$4,254,562
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$289,683	$0	$0	$289,683

Total Investments	$289,683	$4,202,736	$51,826	$4,544,245

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$15,475	$0	$0	$18	$0	$279	$0	$0	$15,772	$279
Corporate Bonds & Notes
Banking & Finance	30,817	0	0	3	0	(138)	0	0	30,682	(138)
Industrials	0	0	0	0	0	0	5,372	0	5,372	0

Totals	$46,292	$0	$0	$21	$0	$141	$5,372	$0	$51,826	$141

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$15,772	Discounted Cash Flow	Discount Rate	4.550 - 5.051	4.811
Corporate Bonds & Notes
Banking & Finance	30,682	Discounted Cash Flow	Discount Rate	9.690 - 11.963	10.637
Industrials	5,372	Proxy Pricing	Base Price	71.230	—

Total	$51,826

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%
AI Silk Midco Ltd. 8.785% (EURO03M + 5.000%) due 03/04/2031 ~	EUR	1,000	$1,063
American Airlines, Inc. 10.336% due 04/20/2028		$320	331
AssuredPartners, Inc. 8.844% due 02/14/2031		399	400
Athenahealth Group, Inc. 8.594% due 02/15/2029		299	299
Cohesity
TBD% due 03/08/2031 «µ		198	198
TBD% due 03/08/2031 «		1,875	1,875
Concentra Health Services Inc. TBD% due 06/26/2031 «		300	301
Cotiviti, Inc. 8.579% due 05/01/2031		1,596	1,592
Diamond Sports Group LLC TBD% - 15.429% due 05/25/2026		99	93
Envision Healthcare Corp.
11.186% due 11/03/2028 «		102	102
14.311% due 07/20/2026 «		400	400
EPIC Y-Grade Services LP 11.058% due 06/29/2029		300	300
Fortress Intermediate 3, Inc. TBD% due 06/27/2031 «		900	902
Frontier Communications Corp. TBD% due 06/20/2031 «		300	300
Global Medical Response, Inc. TBD% due 10/31/2028		100	97
LifePoint Health, Inc. 10.056% due 11/16/2028		299	301
Modena Buyer LLC TBD% due 04/18/2031		1,200	1,173
Softbank Vision Fund II 6.000% due 12/23/2025 «		917	879
TransDigm, Inc. 7.843% due 02/28/2031		400	401
Triton Water Holdings, Inc. 9.335% due 03/31/2028		499	501
UKG, Inc. 8.576% due 02/10/2031		350	352
Verisure Holding AB TBD% due 03/27/2028	EUR	1,600	1,709
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031		$449	452
Wesco Aircraft Holdings, Inc. TBD% - 13.928% due 07/15/2024 «		161	174

Total Loan Participations and Assignments (Cost $14,155)			14,195

CORPORATE BONDS & NOTES 83.3%
BANKING & FINANCE 13.2%
Acrisure LLC 8.250% due 02/01/2029		400	402
Adler Financing SARL 12.500% due 12/30/2028 «	EUR	829	909
Agps Bondco PLC
4.625% due 01/14/2026		600	210
5.500% due 11/13/2026		300	105
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031		$1,200	1,213
Allied Universal Holdco LLC
4.625% due 06/01/2028		1,100	1,005
6.000% due 06/01/2029		100	88
Ally Financial, Inc. 8.000% due 11/01/2031		100	110
AmWINS Group, Inc. 6.375% due 02/15/2029		700	702
Armor Holdco, Inc. 8.500% due 11/15/2029		600	572
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031		350	354

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	750	848
8.000% due 01/22/2030 •		450	487
10.500% due 07/23/2029		200	257
Barclays PLC 8.000% due 03/15/2029 •(g)(h)		$700	713
Boost Newco Borrower LLC 7.500% due 01/15/2031		900	939
Brandywine Operating Partnership LP
8.050% due 03/15/2028		300	312
8.875% due 04/12/2029		400	417
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		400	392
Burford Capital Global Finance LLC
6.875% due 04/15/2030		900	885
9.250% due 07/01/2031		100	105
Cantor Fitzgerald LP 7.200% due 12/12/2028		300	309
Castellum AB 3.125% due 12/02/2026 •(g)	EUR	1,100	1,047
Credit Acceptance Corp. 9.250% due 12/15/2028		$400	423
CTR Partnership LP 3.875% due 06/30/2028		200	184
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,000	1,019
9.250% due 04/01/2029		500	522
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,350	1,310
7.000% due 05/01/2031		350	358
Freedom Mortgage Corp.
6.625% due 01/15/2027		600	580
12.000% due 10/01/2028		300	322
Freedom Mortgage Holdings LLC 9.125% due 05/15/2031		900	877
GGAM Finance Ltd. 8.000% due 02/15/2027		300	310
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		300	316
HAT Holdings LLC
3.750% due 09/15/2030		400	349
8.000% due 06/15/2027		575	599
Howard Hughes Corp.
4.125% due 02/01/2029		500	448
5.375% due 08/01/2028		225	214
Hudson Pacific Properties LP 3.950% due 11/01/2027		700	586
Icahn Enterprises LP
5.250% due 05/15/2027		300	282
9.000% due 06/15/2030		300	299
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		900	762
7.700% due 09/17/2025 •(g)(h)		400	400
Jane Street Group 7.125% due 04/30/2031		1,500	1,539
Jefferies Finance LLC 5.000% due 08/15/2028		600	554
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	555
LFS Topco LLC 5.875% due 10/15/2026		900	831
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		200	125
Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	434
6.500% due 05/01/2028		450	426
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		500	459
7.125% due 02/01/2032		300	302
Navient Corp. 9.375% due 07/25/2030		300	316
Newmark Group, Inc. 7.500% due 01/12/2029		500	514
Nexi SpA 2.125% due 04/30/2029 (k)	EUR	1,500	1,455
OneMain Finance Corp.
4.000% due 09/15/2030		$500	430
5.375% due 11/15/2029		750	704
7.125% due 03/15/2026		500	509
7.500% due 05/15/2031		300	304
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		800	523
Panther Escrow Issuer LLC 7.125% due 06/01/2031		1,300	1,316
Park Intermediate Holdings LLC 4.875% due 05/15/2029		500	469

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	397
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	992
5.750% due 09/15/2031		300	281
7.875% due 12/15/2029		600	619
PRA Group, Inc. 5.000% due 10/01/2029		1,000	857
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	939
RLJ Lodging Trust LP 4.000% due 09/15/2029		600	531
Rocket Mortgage LLC 4.000% due 10/15/2033		1,000	844
SBA Communications Corp. 3.125% due 02/01/2029		600	535
Service Properties Trust 8.375% due 06/15/2029		400	394
SLM Corp. 3.125% due 11/02/2026		1,050	979
Starwood Property Trust, Inc. 7.250% due 04/01/2029		325	329
Sunrise FinCo BV 4.875% due 07/15/2031		400	364
UBS Group AG 9.250% due 11/13/2028 •(g)(h)		100	108
UniCredit SpA 5.459% due 06/30/2035 •		1,000	937
USI, Inc. 7.500% due 01/15/2032		600	610
VFH Parent LLC 7.500% due 06/15/2031		280	282
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,400	1,428

			45,732

INDUSTRIALS 65.4%
AAR Escrow Issuer LLC 6.750% due 03/15/2029		$325	332
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	75	80
7.000% due 04/15/2028		$450	461
ADT Security Corp. 4.875% due 07/15/2032		400	368
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		700	634
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	711
Air Canada 3.875% due 08/15/2026		800	762
Albertsons Cos., Inc. 3.500% due 03/15/2029		500	450
Albion Financing SARL 6.125% due 10/15/2026		450	445
Alcoa Nederland Holding BV 7.125% due 03/15/2031		300	309
Allegiant Travel Co. 7.250% due 08/15/2027		1,000	953
Allison Transmission, Inc. 3.750% due 01/30/2031		200	176
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029		500	517
Alta Equipment Group, Inc. 9.000% due 06/01/2029		300	279
Altice Financing SA
3.000% due 01/15/2028	EUR	100	83
5.750% due 08/15/2029		$750	546
Altice France Holding SA 6.000% due 02/15/2028		1,000	326
Altice France SA
4.000% due 07/15/2029	EUR	350	250
5.125% due 01/15/2029		$500	327
5.125% due 07/15/2029		550	363
5.500% due 01/15/2028		800	549
8.125% due 02/01/2027		350	263
AMC Networks, Inc. 4.250% due 02/15/2029		260	176
Amer Sports Co. 6.750% due 02/16/2031		325	324
American Airlines, Inc.
5.500% due 04/20/2026		1,133	1,124
5.750% due 04/20/2029		800	779
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		300	280

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

ams-OSRAM AG
10.500% due 03/30/2029	EUR	200	225
12.250% due 03/30/2029		$625	648
Apache Corp. 4.875% due 11/15/2027		1,000	973
ARD Finance SA (5.000% Cash or 5.750% PIK) 5.000% due 06/30/2027 (b)	EUR	300	73
Ardagh Packaging Finance PLC
2.125% due 08/15/2026		400	357
5.250% due 08/15/2027		$500	312
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		400	391
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	991
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		$600	592
10.375% due 03/31/2029	GBP	300	377
At Home Group, Inc. 4.875% due 07/15/2028		$200	84
AthenaHealth Group, Inc. 6.500% due 02/15/2030		400	369
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	523
3.875% due 11/01/2029		$500	455
Axalta Coating Systems LLC 3.375% due 02/15/2029		900	807
B&G Foods, Inc. 8.000% due 09/15/2028		350	356
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	937
4.000% due 10/15/2030		2,200	1,938
Ball Corp. 2.875% due 08/15/2030		600	510
Bath & Body Works, Inc. 6.875% due 11/01/2035		350	353
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		700	717
Bausch Health Cos., Inc.
5.000% due 01/30/2028		300	158
5.500% due 11/01/2025		1,000	932
11.000% due 09/30/2028		289	258
14.000% due 10/15/2030		57	44
Bayer AG
5.375% due 03/25/2082 •	EUR	600	613
7.000% due 09/25/2083 •		900	997
BC Ltd. 9.000% due 01/30/2028		$163	157
BCP Modular Services Finance PLC 6.750% due 11/30/2029	EUR	800	726
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,025	994
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		400	365
4.500% due 11/15/2026		500	487
Block, Inc.
3.500% due 06/01/2031		500	432
6.500% due 05/15/2032		1,000	1,015
Boels Topholding BV
5.750% due 05/15/2030	EUR	400	436
6.250% due 02/15/2029		100	112
Boise Cascade Co. 4.875% due 07/01/2030		$850	788
Boxer Parent Co., Inc. 6.500% due 10/02/2025	EUR	250	268
Brink's Co. 6.500% due 06/15/2029		$500	506
Builders FirstSource, Inc.
5.000% due 03/01/2030		500	474
6.375% due 06/15/2032		500	501
CAB SELAS 3.375% due 02/01/2028	EUR	275	264
Cable One, Inc. 4.000% due 11/15/2030		$450	336
Cablevision Lightpath LLC 5.625% due 09/15/2028		175	141
Caesars Entertainment, Inc. 6.500% due 02/15/2032		1,300	1,307
Camelot Finance SA 4.500% due 11/01/2026		550	532
Capstone Borrower, Inc. 8.000% due 06/15/2030		300	310
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		500	464
Carnival Corp.
4.000% due 08/01/2028		1,375	1,292
7.000% due 08/15/2029		500	519

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

7.625% due 03/01/2026		650	657
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	877
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (b)		$214	221
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (b)		324	339
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		384	412
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	475	488
CB High Ridge 8.875% due 03/15/2025 ^«(c)		$1,750	29
CCO Holdings LLC
4.500% due 08/15/2030		1,000	847
4.500% due 05/01/2032		1,500	1,209
4.500% due 06/01/2033		500	394
5.000% due 02/01/2028		300	281
5.125% due 05/01/2027		2,000	1,922
5.375% due 06/01/2029		400	364
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	249
Cerba Healthcare SACA 3.500% due 05/31/2028	EUR	300	266
Cerved Group SpA 6.000% due 02/15/2029		500	492
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028		900	917
Chobani LLC 7.625% due 07/01/2029		$1,000	1,031
Chrome Holdco SAS 5.000% due 05/31/2029	EUR	200	143
Churchill Downs, Inc. 5.750% due 04/01/2030		$650	632
Cinemark USA, Inc. 5.250% due 07/15/2028		200	191
Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	1,000	1,055
8.365% due 07/31/2028 ~		300	325
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$500	465
4.875% due 07/01/2029		500	465
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	263
Cloud Software Group, Inc.
6.500% due 03/31/2029		650	625
8.250% due 06/30/2032		400	408
9.000% due 09/30/2029		700	680
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	295
8.750% due 04/15/2030		850	833
CMA CGM SA 5.500% due 07/15/2029 (a)	EUR	600	643
Cogent Communications Group, Inc. 7.000% due 06/15/2027		$300	297
CommScope Technologies LLC 5.000% due 03/15/2027		375	156
CommScope, Inc. 7.125% due 07/01/2028		850	353
Community Health Systems, Inc.
4.750% due 02/15/2031		800	630
5.625% due 03/15/2027		400	373
6.875% due 04/01/2028		150	111
6.875% due 04/15/2029		450	345
10.875% due 01/15/2032		200	208
Consolidated Communications, Inc. 5.000% due 10/01/2028		225	186
Coty, Inc.
4.750% due 01/15/2029		325	309
5.000% due 04/15/2026		523	516
Cougar JV Subsidiary LLC 8.000% due 05/15/2032		275	285
CQP Holdco LP 5.500% due 06/15/2031		1,150	1,091
Crescent Energy Finance LLC 7.375% due 01/15/2033		500	501
CSC Holdings LLC
6.500% due 02/01/2029		1,100	804
7.500% due 04/01/2028		400	213
11.250% due 05/15/2028		375	327
11.750% due 01/31/2029		600	512
Ctec GmbH 5.250% due 02/15/2030	EUR	300	298
Deuce Finco PLC 5.500% due 06/15/2027	GBP	600	727

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Directv Financing LLC 5.875% due 08/15/2027		$900	847
DISH DBS Corp.
5.125% due 06/01/2029		100	40
5.250% due 12/01/2026		1,400	1,107
5.875% due 11/15/2024		300	285
7.375% due 07/01/2028		200	85
7.750% due 07/01/2026		500	311
DISH Network Corp. 11.750% due 11/15/2027		725	712
DT Midstream, Inc.
4.125% due 06/15/2029		800	740
4.375% due 06/15/2031		500	456
Dufry One BV
2.000% due 02/15/2027	EUR	200	202
3.375% due 04/15/2028		350	361
Dye & Durham Ltd. 8.625% due 04/15/2029		$300	305
Edgewell Personal Care Co. 4.125% due 04/01/2029		400	369
Elanco Animal Health, Inc. 6.650% due 08/28/2028		600	610
ELO SACA 4.875% due 12/08/2028	EUR	600	606
Embecta Corp. 5.000% due 02/15/2030		$1,000	824
Emrld Borrower LP 6.750% due 07/15/2031 (a)		400	405
Energizer Gamma Acquisition BV 3.500% due 06/30/2029	EUR	650	641
Ephios Subco 3 SARL 7.875% due 01/31/2031		700	799
EQM Midstream Partners LP
4.000% due 08/01/2024		$1,000	998
4.750% due 01/15/2031		500	468
7.500% due 06/01/2030		300	320
EquipmentShare.com, Inc. 8.625% due 05/15/2032		300	311
Eramet SA 7.000% due 05/22/2028	EUR	300	331
ESAB Corp. 6.250% due 04/15/2029		$300	302
Fertitta Entertainment LLC 6.750% due 01/15/2030		750	659
First Student Bidco, Inc. 4.000% due 07/31/2029		1,050	947
Foundation Building Materials, Inc. 6.000% due 03/01/2029		750	666
Frontier Communications Holdings LLC
5.875% due 10/15/2027		400	391
6.750% due 05/01/2029		300	275
Gap, Inc. 3.625% due 10/01/2029		500	433
Garda World Security Corp.
4.625% due 02/15/2027		750	718
6.000% due 06/01/2029		825	753
Global Medical Response, Inc. 0.000% due 10/31/2028		202	197
Global Partners LP 8.250% due 01/15/2032		350	360
GN Bondco LLC 9.500% due 10/15/2031		425	397
goeasy Ltd.
7.625% due 07/01/2029		300	306
9.250% due 12/01/2028		1,000	1,062
Graham Packaging Co., Inc. 7.125% due 08/15/2028		500	473
Graphic Packaging International LLC 3.750% due 02/01/2030		400	358
Gray Television, Inc.
5.375% due 11/15/2031		500	284
10.500% due 07/15/2029		300	302
Grifols SA
2.250% due 11/15/2027	EUR	100	96
3.875% due 10/15/2028		700	617
Grupo Antolin-Irausa SA 3.500% due 04/30/2028		400	330
HealthEquity, Inc. 4.500% due 10/01/2029		$800	749
Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	596
4.125% due 09/01/2029 þ		200	230
Herc Holdings, Inc. 6.625% due 06/15/2029		$350	355
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	520

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

3.750% due 05/01/2029		400	367
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		625	583
Hologic, Inc. 3.250% due 02/15/2029		700	629
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		225	229
8.875% due 07/15/2028		550	582
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029		300	311
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		1,250	1,212
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		70	69
Illuminate Buyer LLC 9.000% due 07/01/2028		400	404
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	306
Imola Merger Corp. 4.750% due 05/15/2029		$800	749
INEOS Finance PLC 6.375% due 04/15/2029	EUR	200	221
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026		375	390
8.500% due 03/15/2029		375	426
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		300	302
Installed Building Products, Inc. 5.750% due 02/01/2028		$800	783
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		1,050	1,018
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,109	1,967
IPD 3 BV 7.085% due 06/15/2031 •	EUR	400	428
IQVIA, Inc. 2.250% due 01/15/2028		1,500	1,499
Italmatch Chemicals SpA 10.000% due 02/06/2028		500	574
Jazz Securities DAC 4.375% due 01/15/2029		$300	279
Kinetik Holdings LP 6.625% due 12/15/2028		500	508
Kodiak Gas Services LLC 7.250% due 02/15/2029		500	513
Kronos International, Inc.
3.750% due 09/15/2025	EUR	197	208
9.500% due 03/15/2029		1,192	1,388
LABL, Inc.
6.750% due 07/15/2026		$1,025	1,013
10.500% due 07/15/2027		300	294
Lamar Media Corp. 4.000% due 02/15/2030		400	363
Legacy LifePoint Health LLC 4.375% due 02/15/2027		400	382
Level 3 Financing, Inc.
4.000% due 04/15/2031		700	369
11.000% due 11/15/2029		841	862
LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK) 7.250% due 10/02/2025 (b)	EUR	63	68
LifePoint Health, Inc.
5.375% due 01/15/2029		$200	176
10.000% due 06/01/2032		1,000	1,024
11.000% due 10/15/2030		450	496
Lion/Polaris Lux 4 SA 7.336% due 07/01/2029 ~(a)	EUR	600	643
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		$1,250	1,164
Loarre Investments SARL 6.500% due 05/15/2029	EUR	1,600	1,730
Loxam SAS 4.500% due 02/15/2027		700	747
Madison IAQ LLC 5.875% due 06/30/2029		$200	186
MajorDrive Holdings LLC 6.375% due 06/01/2029		1,100	1,037
Manitowoc Co., Inc. 9.000% due 04/01/2026		450	450
Manuchar Group Sarl 7.250% due 06/30/2027	EUR	900	949
Market Bidco Finco PLC 4.750% due 11/04/2027		500	509
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$400	368
Matador Resources Co. 6.500% due 04/15/2032		400	400

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		700	715
9.250% due 04/15/2027		400	401
McAfee Corp. 7.375% due 02/15/2030		700	647
Medline Borrower LP
3.875% due 04/01/2029		1,300	1,198
6.250% due 04/01/2029		400	405
Melco Resorts Finance Ltd. 7.625% due 04/17/2032		700	695
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031		400	408
MGM Resorts International 4.625% due 09/01/2026		500	488
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	466
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		300	302
Monitchem HoldCo 3 SA 8.750% due 05/01/2028	EUR	900	1,003
MPH Acquisition Holdings LLC
5.500% due 09/01/2028		$250	189
5.750% due 11/01/2028 (k)		200	108
Mundys SpA
1.625% due 02/03/2025	EUR	500	527
1.875% due 07/13/2027		1,000	1,000
1.875% due 02/12/2028		200	197
Murphy Oil USA, Inc. 3.750% due 02/15/2031		$400	353
MV24 Capital BV 6.748% due 06/01/2034		394	377
NCL Corp. Ltd. 5.875% due 03/15/2026		875	866
NCR Atleos Corp. 9.500% due 04/01/2029		250	270
NCR Corp. 5.250% due 10/01/2030		200	183
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029		500	480
Nesco Holdings, Inc. 5.500% due 04/15/2029		250	232
New Fortress Energy, Inc.
6.500% due 09/30/2026		700	645
8.750% due 03/15/2029		350	320
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029		750	542
11.750% due 10/15/2028		300	311
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		400	410
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	350	375
Nidda Healthcare Holding GmbH 7.500% due 08/21/2026		1,250	1,377
Noble Finance LLC 8.000% due 04/15/2030		$1,050	1,094
Nordstrom, Inc. 5.000% due 01/15/2044		300	243
Northriver Midstream Finance LP
5.625% due 02/15/2026		500	500
6.750% due 07/15/2032 (a)		500	501
Novelis Corp. 3.250% due 11/15/2026		450	424
NuStar Logistics LP
5.750% due 10/01/2025		250	249
6.375% due 10/01/2030		500	509
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		950	865
5.375% due 10/01/2029 (k)	EUR	500	486
7.250% due 06/15/2031		$500	497
Ontex Group NV 3.500% due 07/15/2026	EUR	850	901
Open Text Holdings, Inc. 4.125% due 12/01/2031		$550	485
Organon & Co.
2.875% due 04/30/2028	EUR	1,450	1,464
4.125% due 04/30/2028		$800	744
7.875% due 05/15/2034		500	514
Outfront Media Capital LLC 7.375% due 02/15/2031		575	599
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	820
Park River Holdings, Inc. 5.625% due 02/01/2029		100	79
Parkland Corp. 4.625% due 05/01/2030		500	456

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Perenti Finance Pty. Ltd. 7.500% due 04/26/2029		400	408
Performance Food Group, Inc. 4.250% due 08/01/2029		600	547
Permian Resources Operating LLC 5.375% due 01/15/2026		1,000	990
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		237	234
4.900% due 12/15/2044		400	318
PetSmart, Inc. 7.750% due 02/15/2029		450	439
Phinia, Inc. 6.750% due 04/15/2029		325	330
Picard Groupe SAS 6.375% due 07/01/2029 (a)	EUR	400	428
Pinnacle Bidco PLC 8.250% due 10/11/2028		1,600	1,822
Post Holdings, Inc. 4.625% due 04/15/2030		$550	506
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		200	200
Prime Security Services Borrower LLC 6.250% due 01/15/2028		750	740
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	1,010
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		$1,000	1,081
Rand Parent LLC 8.500% due 02/15/2030		300	304
Resorts World Las Vegas LLC 4.625% due 04/16/2029		300	269
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031		500	523
Rivian Holdings LLC 11.310% due 10/15/2026 •		1,000	1,014
Rockcliff Energy LLC 5.500% due 10/15/2029		750	703
Rockies Express Pipeline LLC 4.800% due 05/15/2030		975	901
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		500	484
5.375% due 07/15/2027		525	517
7.500% due 10/15/2027		750	791
Sabre Global, Inc. 11.250% due 12/15/2027		200	195
Scientific Games Holdings LP 6.625% due 03/01/2030		500	488
SCIL LLC 9.500% due 07/15/2028	EUR	300	348
Scripps Escrow, Inc. 3.875% due 01/15/2029		$275	192
Seadrill Finance Ltd. 8.375% due 08/01/2030		1,700	1,778
Seagate HDD Cayman
4.125% due 01/15/2031		253	226
5.750% due 12/01/2034		200	194
9.625% due 12/01/2032		358	408
Sealed Air Corp. 7.250% due 02/15/2031		300	309
Sensata Technologies BV 4.000% due 04/15/2029		1,000	919
Sensata Technologies, Inc. 3.750% due 02/15/2031		400	349
Sigma Holdco BV 7.875% due 05/15/2026		200	198
Simmons Foods, Inc. 4.625% due 03/01/2029		550	484
Sirius XM Radio, Inc.
3.125% due 09/01/2026		925	871
3.875% due 09/01/2031		400	327
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		500	517
Sotera Health Holdings LLC 7.375% due 06/01/2031		725	727
Southwestern Energy Co. 5.700% due 01/23/2025		1,000	999
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		500	469
9.375% due 11/30/2029		400	431
9.750% due 11/15/2030		525	580
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		550	402
SS&C Technologies, Inc. 6.500% due 06/01/2032		1,000	1,009
Stagwell Global LLC 5.625% due 08/15/2029		800	740

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	507
3.375% due 01/15/2031		$1,000	844
5.000% due 02/15/2027		1,000	973
Staples, Inc. 10.750% due 09/01/2029		300	285
Star Parent, Inc. 9.000% due 10/01/2030		450	473
Station Casinos LLC
4.625% due 12/01/2031		350	312
6.625% due 03/15/2032		900	896
Stonegate Pub Co. Financing PLC 8.250% due 07/31/2025	GBP	675	840
Studio City Finance Ltd. 5.000% due 01/15/2029		$200	176
Suburban Propane Partners LP 5.000% due 06/01/2031		400	361
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	250	265
Sunoco LP 7.000% due 05/01/2029		$300	308
Surgery Center Holdings, Inc. 7.250% due 04/15/2032		600	607
Techem Verwaltungsgesellschaft 675 mbH 5.375% due 07/15/2029	EUR	400	433
TEGNA, Inc. 5.000% due 09/15/2029		$800	707
Tenet Healthcare Corp.
4.250% due 06/01/2029		1,050	979
6.875% due 11/15/2031		500	528
Tenneco, Inc. 8.000% due 11/17/2028		360	328
TK Elevator Holdco GmbH 6.625% due 07/15/2028	EUR	990	1,025
TK Elevator Midco GmbH 4.375% due 07/15/2027		541	559
Topaz Solar Farms LLC 5.750% due 09/30/2039		$294	285
TopBuild Corp. 3.625% due 03/15/2029		1,300	1,168
TransDigm, Inc.
6.750% due 08/15/2028		400	405
6.875% due 12/15/2030		475	485
Transocean Aquila Ltd. 8.000% due 09/30/2028		500	508
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		500	517
Transocean, Inc. 8.750% due 02/15/2030		450	473
Travel & Leisure Co. 6.625% due 07/31/2026		1,000	1,008
Trident TPI Holdings, Inc. 12.750% due 12/31/2028		200	219
TriNet Group, Inc. 7.125% due 08/15/2031		600	610
Triton Water Holdings, Inc. 6.250% due 04/01/2029		500	483
Triumph Group, Inc. 9.000% due 03/15/2028		400	420
Trivium Packaging Finance BV 8.500% due 08/15/2027		300	298
Twilio, Inc. 3.875% due 03/15/2031		300	264
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		125	123
U.S. Foods, Inc. 6.875% due 09/15/2028		400	409
U.S. Renal Care, Inc. 10.625% due 06/28/2028		210	184
Uber Technologies, Inc. 4.500% due 08/15/2029		375	358
UKG, Inc. 6.875% due 02/01/2031		1,300	1,317
United Airlines, Inc.
4.375% due 04/15/2026		800	774
4.625% due 04/15/2029		900	839
Univision Communications, Inc.
4.500% due 05/01/2029		500	421
8.500% due 07/31/2031		375	365
Upfield BV 6.875% due 07/02/2029 (a)	EUR	300	320
USA Compression Partners LP 7.125% due 03/15/2029		$350	353
Valaris Ltd. 8.375% due 04/30/2030		1,700	1,761

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Vallourec SACA 7.500% due 04/15/2032		700	726
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		1,250	1,066
4.125% due 08/15/2031		250	225
Venture Global LNG, Inc.
8.125% due 06/01/2028		900	928
8.375% due 06/01/2031		1,800	1,868
Veritas U.S., Inc. 7.500% due 09/01/2025		300	260
Vertiv Group Corp. 4.125% due 11/15/2028		800	748
Viavi Solutions, Inc. 3.750% due 10/01/2029		50	42
Victoria's Secret & Co. 4.625% due 07/15/2029		400	333
Viking Cruises Ltd. 5.875% due 09/15/2027		400	396
Viper Energy Partners LP 5.375% due 11/01/2027		350	344
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	1,250	1,347
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		500	566
Vital Energy, Inc.
7.875% due 04/15/2032		$450	458
9.750% due 10/15/2030		300	328
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,000	945
4.500% due 07/15/2031	GBP	500	523
VOC Escrow Ltd. 5.000% due 02/15/2028		$600	582
VZ Secured Financing BV 3.500% due 01/15/2032	EUR	700	657
Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026		600	607
3.600% due 11/20/2025	GBP	800	977
Wand NewCo 3, Inc. 7.625% due 01/30/2032		$1,000	1,034
Waste Pro USA, Inc. 5.500% due 02/15/2026		450	444
WEPA Hygieneprodukte GmbH 2.875% due 12/15/2027	EUR	500	502
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(b)(c)		$658	599
Western Digital Corp. 3.100% due 02/01/2032		200	163
White Cap Buyer LLC 6.875% due 10/15/2028		450	435
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		750	751
Williams Scotsman, Inc. 6.625% due 06/15/2029		400	404
WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	1,950	1,826
3.750% due 12/01/2029		$1,000	908
Wp/ap Telecom Holdings BV 5.500% due 01/15/2030	EUR	200	199
WR Grace Holdings LLC 5.625% due 08/15/2029		$200	185
Wrangler Holdco Corp. 6.625% due 04/01/2032		775	772
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	976
Wynn Resorts Finance LLC
5.125% due 10/01/2029		500	476
7.125% due 02/15/2031		300	311
XPO, Inc. 7.125% due 02/01/2032		350	359
Yinson Boronia Production BV 8.947% due 07/31/2042		325	328
Yum! Brands, Inc.
5.375% due 04/01/2032		325	313
6.875% due 11/15/2037		350	382
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		250	200
Zenith Finco PLC 6.500% due 06/30/2027	GBP	300	250
ZF Finance GmbH 3.750% due 09/21/2028	EUR	300	312
ZF North America Capital, Inc.
6.875% due 04/14/2028		$350	357
6.875% due 04/23/2032		700	724
Ziggo BV 4.875% due 01/15/2030		300	267

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

ZipRecruiter, Inc. 5.000% due 01/15/2030		500	435

			227,477

UTILITIES 4.7%
AES Corp. 7.600% due 01/15/2055 •		400	405
Antero Midstream Partners LP 5.375% due 06/15/2029		700	679
Blue Racer Midstream LLC 7.000% due 07/15/2029		900	917
Calpine Corp. 3.750% due 03/01/2031		400	354
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,350	1,179
CrownRock LP 5.000% due 05/01/2029		500	496
Cullinan Holdco Scsp 4.625% due 10/15/2026	EUR	200	179
Electricite de France SA
5.000% due 01/22/2026 •(g)		1,700	1,810
7.500% due 09/06/2028 •(g)		600	688
9.125% due 03/15/2033 •(g)		$500	545
Endeavor Energy Resources LP 5.750% due 01/30/2028		500	505
EP Infrastructure AS
1.698% due 07/30/2026	EUR	500	496
2.045% due 10/09/2028		600	564
Genesis Energy LP
7.750% due 02/01/2028		$400	405
8.250% due 01/15/2029		200	207
8.875% due 04/15/2030		50	53
Hilcorp Energy LP 6.875% due 05/15/2034		375	371
Kaixo Bondco Telecom SA 5.125% due 09/30/2029	EUR	500	521
Lorca Telecom Bondco SA 4.000% due 09/18/2027		1,000	1,046
Tallgrass Energy Partners LP
6.000% due 12/31/2030		$225	210
7.375% due 02/15/2029		600	603
Telecom Italia Capital SA 6.375% due 11/15/2033		1,500	1,404
Telecom Italia SpA 7.875% due 07/31/2028	EUR	200	234
Telefonica Europe BV 6.135% due 02/03/2030 •(g)		400	450
TerraForm Power Operating LLC 5.000% due 01/31/2028		$300	287
TransAlta Corp. 6.500% due 03/15/2040		100	99
Vodafone Group PLC
5.125% due 06/04/2081 •		500	369
7.000% due 04/04/2079 •		950	981
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		200	200

			16,257

Total Corporate Bonds & Notes (Cost $297,731)			289,466

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	764

Total Convertible Bonds & Notes (Cost $790)			764

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Notes
1.750% due 03/15/2025 (m)		$6,600	6,442
4.000% due 01/31/2029		1,500	1,477
4.250% due 02/28/2029		7,800	7,766
4.625% due 03/15/2026		5,500	5,482
4.625% due 11/15/2026		3,700	3,699

Total U.S. Treasury Obligations (Cost $24,994)			24,866

SOVEREIGN ISSUES 3.8%
Canada Government Bond 4.500% due 11/01/2025	CAD	4,400	3,227
Republic of Germany
1.300% due 10/15/2027	EUR	600	618
2.100% due 04/12/2029		7,600	8,004

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

United Kingdom Gilt 0.500% due 01/31/2029	GBP	1,400	1,511

Total Sovereign Issues (Cost $13,378)			13,360

		SHARES
COMMON STOCKS 0.9%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)		51,501	73

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (d)		294,527	0

FINANCIALS 0.3%
Intelsat Emergence SA «(i)		28,420	1,057

HEALTH CARE 0.6%
Amsurg Equity «(d)(i)		3,438	170
Healogics, Inc. «(d)		44,931	1,836

			2,006

INDUSTRIALS 0.0%
CHC Group LLC «(d)		3,887	0

REAL ESTATE 0.0%
ADLER Group SA (d)		2,073	0

Total Common Stocks (Cost $7,808)			3,136

WARRANTS 0.0%
CONSUMER STAPLES 0.0%
Revlon Group Holdings LLC - Exp. 04/28/2028 «		3,087	0

Total Warrants (Cost $200)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Dresdner Funding Trust 8.151% due 06/30/2031		300,000	326

Total Preferred Securities (Cost $320)			326

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (j) 0.5%			1,825

U.S. TREASURY BILLS 0.6%
5.378% due 07/30/2024 - 08/08/2024 (e)(f)(m)		$1,969	1,959

Total Short-Term Instruments (Cost $3,784)			3,784

Total Investments in Securities (Cost $363,160)			349,897

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		8,185	80

Total Short-Term Instruments (Cost $79)			80

Total Investments in Affiliates (Cost $79)			80

Total Investments 100.7% (Cost $363,239)			$349,977
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $2,507)			979
Other Assets and Liabilities, net (1.0)%			(3,292)

Net Assets 100.0%			$347,664

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$144	$170	0.05%
Intelsat Emergence SA	09/11/2013 - 02/23/2024	2,215	1,057	0.30

$2,359	$1,227	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,825	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,862)	$1,825	$1,825

Total Repurchase Agreements	$(1,862)	$1,825	$1,825

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	(1.000)%	06/14/2024	07/11/2024	$(76)	$(76)
BRC	0.500	06/17/2024	TBD(3)	EUR	(455)	(488)
MYI	0.250	06/18/2024	TBD(3)	(182)	(195)
2.250	06/12/2024	TBD(3)	(459)	(491)

Total Reverse Repurchase Agreements	$(1,250)

(k)	Securities with an aggregate market value of $1,273 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(853) at a weighted average interest rate of 1.645%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	0.426%	$300	$6	$1	$7	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.306	800	(6)	101	95	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	1.547	400	13	36	49	0	0
Calpine Corp.	5.000	Quarterly	12/20/2028	1.689	500	39	27	66	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.581	EUR	1,900	303	96	399	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	1.088	$500	50	13	63	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.217	550	45	30	75	1	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.878	300	(7)	52	45	0	0

$443	$356	$799	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$10,494	$569	$113	$682	$0	$(6)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	21,900	1,495	(94)	1,401	0	(14)

$2,064	$19	$2,083	$0	$(20)

Total Swap Agreements	$2,507	$375	$2,882	$1	$(21)

(m)	Securities with an aggregate market value of $1,258 and cash of $3,481 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	EUR	59,546	$64,649	$878	$0
07/2024	$435	EUR	404	0	(2)
BPS	07/2024	CAD	4,247	$3,111	7	0
07/2024	EUR	2,159	2,351	38	0
07/2024	GBP	5,289	6,756	70	0
CBK	07/2024	1,451	1,850	16	0
07/2024	$641	GBP	504	0	(4)
GLM	07/2024	EUR	414	$448	5	0
MBC	07/2024	$3,104	CAD	4,250	3	0
07/2024	347	EUR	319	0	(6)
08/2024	CAD	4,247	$3,104	0	(3)
MYI	07/2024	EUR	399	428	1	0
RBC	07/2024	$794	EUR	731	0	(11)
07/2024	7,908	GBP	6,236	0	(25)
08/2024	GBP	6,236	$7,909	25	0
RYL	07/2024	$194	EUR	181	0	0
SCX	07/2024	65,836	61,447	0	(29)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

08/2024	EUR	60,943	$65,391	28	0
SSB	07/2024	565	613	8	0

Total Forward Foreign Currency Contracts	$1,079	$(80)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,064	$5,131	$14,195
Corporate Bonds & Notes
Banking & Finance	0	44,823	909	45,732
Industrials	0	226,849	628	227,477
Utilities	0	16,257	0	16,257
Convertible Bonds & Notes
Industrials	0	764	0	764
U.S. Treasury Obligations	0	24,866	0	24,866
Sovereign Issues	0	13,360	0	13,360
Common Stocks
Communication Services	73	0	0	73
Financials	0	0	1,057	1,057
Health Care	0	0	2,006	2,006
Preferred Securities
Banking & Finance	0	326	0	326
Short-Term Instruments
Repurchase Agreements	0	1,825	0	1,825
U.S. Treasury Bills	0	1,959	0	1,959

$73	$340,093	$9,731	$349,897
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80	$0	$0	$80

Total Investments	$153	$340,093	$9,731	$349,977

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	1,079	0	1,079

$0	$1,080	$0	$1,080
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(21)	0	(21)
Over the counter	0	(80)	0	(80)

$0	$(101)	$0	$(101)

Total Financial Derivative Instruments	$0	$979	$0	$979

Totals	$153	$341,072	$9,731	$350,956

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,617	$1,501	$(1)	$1	$0	$13	$0	$0	$5,131	$5
Corporate Bonds & Notes
Banking & Finance	0	895	0	0	0	14	0	0	909	14
Industrials	29	0	0	0	0	0	599	0	628	0
Common Stocks
Communication Services	17	0	(10)	0	(212)	205	0	0	0	0
Financials	780	0	0	0	0	277	0	0	1,057	278
Health Care	2,364	0	0	0	0	(358)	0	0	2,006	(358)

Totals	$6,807	$2,396	$(11)	$1	$(212)	$151	$599	$0	$9,731	$(61)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$503	Comparable Companies	EBITDA Multiple	X	13.500	—
	1,053	Discounted Cash Flow	Discount Rate		9.300 - 26.500	12.211
	2,073	Recent Transaction	Purchase Price		100.000	—
	1,502	Third Party Vendor	Broker Quote		100.000 – 100.500	100.250
Corporate Bonds & Notes
Banking & Finance	909	Proxy Pricing	Base Price		102.293	—
Industrials	599	Third Party Vendor	Broker Quote		91.000	—
	29	Expected Recovery	Price		1.630	—
Common Stocks
Financials	1,057	Comparable Companies	EBITDA Multiple	X	4.240	—
Health Care	2,006	Comparable Companies	EBITDA Multiple	X	9.890 – 13.500	10.196

Total	$9,731

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
AI Silk Midco Ltd. 8.785% (EURO03M + 5.000%) due 03/04/2031 ~	EUR	47,400	$50,383
Aligned Data Centers International LP 8.839% due 05/16/2028 «		$159,300	156,114
Altice France SA
9.406% (EURO03M + 5.500%) due 08/15/2028 ~	EUR	13,128	10,473
10.829% due 08/15/2028		$70,423	51,937
American Airlines, Inc. 10.336% due 04/20/2028		102,800	106,334
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028		7,911	7,931
Broadcom Inc.
TBD% due 08/14/2026 «		159,000	158,205
Carnival Corp. 8.094% due 10/18/2028		24,834	24,931
Charter Communications Operating LLC 7.052% due 02/01/2027		6,368	6,368
CoreWeave Compute Acquisition Co. LLC TBD% - 11.335% due 05/16/2029 «µ		7,300	7,300
DirecTV Financing LLC 10.458% due 08/02/2027		16,946	17,001
Encina Private Credit LLC TBD% - 9.200% due 11/30/2025 «µ		53,696	52,346
Envision Healthcare Corp.
11.186% due 11/03/2028 «		173,078	173,078
14.311% due 07/20/2026 «		710,844	710,843
Finastra U.S.A., Inc.
TBD% - 12.581% due 09/13/2029 «µ		5,733	5,733
0.500% - 12.581% due 09/13/2029 «		55,129	55,524
GHH Holdings Ltd. 7.150% due 12/04/2024 «(l)	GBP	73,974	92,571
iHeartCommunications, Inc. 8.458% due 05/01/2026		$2,639	2,055
Lealand Finance Co. BV 8.458% due 06/30/2027		2,410	1,265
Lealand Finance Co. BV (6.444 Cash and 3.000% PIK) 9.444% due 12/31/2027 (d)		6,214	2,952
Market Bidco Ltd. 8.578% (EURO03M + 4.750%) due 11/04/2027 ~	EUR	60,576	64,821
MH SUB I, LLC 9.594% due 05/03/2028		$2,815	2,816
Poseidon Bidco SASU 8.722% (EURO03M + 5.000%) due 03/13/2030 ~	EUR	235,200	237,439
Press Ganey Holdings, Inc. 8.844% due 04/30/2031		$6,023	6,026
Project Hudson II 7.730% due 05/29/2026 «		75,800	76,125
Project Luminous
3.000% - 8.330% due 12/15/2024 «(l)		48,815	46,399
3.000% - 8.330% due 12/15/2027 «(l)		19,429	18,467
Project Quasar Pledgco SLU 6.880% (EURO01M + 3.250%) due 03/15/2026 «~	EUR	94,902	98,737
SCUR-Alpha 1503 GmbH
9.365% (EURO03M + 5.500%) due 03/29/2030 ~		118,900	122,497
10.830% due 03/29/2030		$213,955	202,776
Softbank Vision Fund II 6.000% due 12/23/2025 «		456,211	437,204
Syniverse Holdings, Inc. 12.335% due 05/13/2027		56,201	55,077
TransDigm, Inc.
7.843% due 02/28/2031		77,743	77,995
8.085% due 03/22/2030		19,998	20,059
U.S. Renal Care, Inc. 10.458% due 06/20/2028		24,580	21,581
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		4,641	3,109
Windstream Services LLC
9.444% due 02/23/2027 «		56,290	56,290
11.694% due 09/21/2027		35,547	35,621

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		4,761	4,345

Total Loan Participations and Assignments (Cost $3,280,399)			3,280,728

CORPORATE BONDS & NOTES 9.4%
BANKING & FINANCE 4.4%
Adler Financing SARL 12.500% due 12/30/2028 «	EUR	2,487	2,728
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (d)		1,678	2,092
Agps Bondco PLC
5.000% due 04/27/2027		2,300	804
5.500% due 11/13/2026		400	141
Alamo Re Ltd.
13.105% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$33,700	33,225
16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~		34,840	34,455
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		352	510
American Assets Trust LP 3.375% due 02/01/2031		31,150	25,540
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		13,000	12,935
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		115,420	103,867
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	62,149
2.625% due 04/28/2025		10,922	11,504
3.625% due 09/24/2024		9,350	9,992
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	166,500	43,049
Banco Santander SA
4.250% due 04/11/2027		$28,400	27,491
6.527% due 11/07/2027 •		95,200	97,411
6.607% due 11/07/2028		61,400	64,512
Bank of America Corp. 5.202% due 04/25/2029 •		14,200	14,181
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		2,702	2,655
Barclays PLC
2.894% due 11/24/2032 •		3,739	3,094
4.972% due 05/16/2029 •		54,550	53,410
5.674% due 03/12/2028 •		20,700	20,738
5.690% due 03/12/2030 •		57,200	57,371
6.224% due 05/09/2034 •		160,546	164,602
6.490% due 09/13/2029 •		25,800	26,716
6.496% due 09/13/2027 •		61,100	62,131
6.692% due 09/13/2034 •		52,600	55,793
7.437% due 11/02/2033 •		22,148	24,372
Bayou Re Ltd.
13.855% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		5,800	5,778
23.855% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		6,700	6,603
Blue Ridge Re Ltd. 10.605% (T-BILL 3MO + 5.250%) due 01/08/2031 ~		22,908	22,622
BNP Paribas SA
2.871% due 04/19/2032 •		15,400	12,916
5.497% due 05/20/2030 •		40,200	40,054
5.738% due 02/20/2035 •		68,200	67,883
BPCE SA
5.203% due 01/18/2027		18,100	18,048
5.716% due 01/18/2030 •		34,200	34,142
5.936% due 05/30/2035 •		8,600	8,570
6.612% due 10/19/2027 •		28,400	28,849
6.714% due 10/19/2029 •		66,000	68,450
7.003% due 10/19/2034 •		42,300	45,252
CaixaBank SA
6.684% due 09/13/2027 •		41,400	42,206
6.840% due 09/13/2034 •		41,000	43,321
Cape Lookout Re Ltd. 13.355% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		9,550	9,456
Charles River Re Ltd. 12.105% due 05/10/2031 •		2,700	2,690
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	416
4.450% due 08/17/2026 ^(e)		3,500	394
4.800% due 05/17/2028 ^(e)		1,300	146
5.250% due 05/13/2026 ^(e)		2,200	248
5.950% due 10/20/2025 ^(e)		2,600	293
6.000% due 07/16/2025 ^(e)		4,300	463
6.450% due 11/07/2024 ^(e)		6,600	743
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	25,016
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		17,940	1,547
3.125% due 10/22/2025 ^(e)		26,950	2,385

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.875% due 10/22/2030 ^(e)		18,050	1,579
4.800% due 08/06/2030 ^(e)		2,100	173
5.125% due 01/17/2025 ^(e)		6,100	526
5.400% due 05/27/2025 ^(e)		3,400	298
5.625% due 01/14/2030 ^(e)		1,300	114
6.150% due 09/17/2025 ^(e)		1,900	166
Credit Agricole SA 6.316% due 10/03/2029 •		7,900	8,117
Credit Suisse AG AT1 Claim		285,346	34,242
Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,519
5.705% due 03/01/2030 •		18,300	18,358
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	2,300	2,055
1.750% due 11/19/2030 •		5,400	5,090
2.552% due 01/07/2028 •		$8,850	8,186
3.035% due 05/28/2032 •		94,774	79,627
3.547% due 09/18/2031 •		146,147	128,717
3.961% due 11/26/2025 •		67,286	66,720
5.000% due 09/05/2030 •	EUR	6,000	6,635
6.720% due 01/18/2029 •		$6,776	6,995
East Lane Re Ltd. 14.605% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		32,100	32,212
EPR Properties
4.500% due 06/01/2027		500	479
4.750% due 12/15/2026		2,445	2,364
4.950% due 04/15/2028		3,980	3,812
Essential Properties LP 2.950% due 07/15/2031		7,800	6,421
Everglades Re II Ltd.
15.855% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		49,280	49,095
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		48,900	48,717
18.105% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		31,200	31,111
FFC Senior Notes Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		47,502	41,056
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		6,225	5,849
6.125% due 03/08/2034		18,600	18,410
Gateway Re Ltd. 5.355% (T-BILL 1MO) due 12/23/2028 ~		12,350	11,377
GLP Capital LP
3.250% due 01/15/2032		4,800	4,039
4.000% due 01/15/2031		5,300	4,756
5.250% due 06/01/2025		6,166	6,119
5.300% due 01/15/2029		29,811	29,394
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	24,628
Hexagon RE Ltd. 12.395% due 01/07/2031 ~	EUR	21,312	23,184
HSBC Holdings PLC
2.804% due 05/24/2032 •		$51,900	43,449
2.848% due 06/04/2031 •		2,000	1,729
3.973% due 05/22/2030 •		73,500	68,726
4.041% due 03/13/2028 •		11,280	10,870
4.583% due 06/19/2029 •		73,000	70,583
5.402% due 08/11/2033 •		4,200	4,157
5.546% due 03/04/2030 •		100,000	100,212
5.719% due 03/04/2035 •		50,000	50,292
6.254% due 03/09/2034 •		157,350	163,926
Hudson Pacific Properties LP
3.250% due 01/15/2030		300	208
3.950% due 11/01/2027		5,200	4,355
4.650% due 04/01/2029		700	540
5.950% due 02/15/2028		8,000	6,810
Integrity Re Ltd.
22.355% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		16,150	15,783
28.355% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		7,600	7,401
Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	47,255
7.800% due 11/28/2053		16,700	18,382
KBC Group NV 5.796% due 01/19/2029 •		900	907
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	2,858
Kizuna RE Pte Ltd. 8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$6,121	6,170
Lloyds Banking Group PLC
5.462% due 01/05/2028 •		57,700	57,598
5.679% due 01/05/2035 •		80,100	79,826
Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		25,200	25,031
MMcapS Funding Ltd.
5.892% (US0003M + 0.290%) due 12/26/2039 ~		15,506	14,963
6.102% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,434
National Health Investors, Inc. 3.000% due 02/01/2031		6,600	5,396

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Nationwide Building Society
2.972% due 02/16/2028 •		342	321
3.960% due 07/18/2030 •		57,892	53,588
4.302% due 03/08/2029 •		79,100	75,755
6.557% due 10/18/2027 •		30,400	31,030
Nature Coast Re Ltd. 15.355% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		22,346	22,178
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,112
4.445% due 05/08/2030 •		163,400	156,203
4.892% due 05/18/2029 •		13,000	12,713
5.076% due 01/27/2030 •		177,653	174,594
5.583% due 03/01/2028 •		42,300	42,350
5.778% due 03/01/2035 •		99,100	99,471
6.016% due 03/02/2034 •		49,700	50,855
6.621% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,448
New Metro Global Ltd.
4.500% due 05/02/2026		9,400	5,731
4.625% due 10/15/2025		1,400	984
4.800% due 12/15/2024		15,700	13,835
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	42,123
2.750% due 03/09/2028		40,800	36,393
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	45,749
Orange Capital RE DAC 11.402% due 01/08/2027 ~	EUR	19,700	21,297
Palm RE Ltd. 14.855% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		$1,700	1,681
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)		144,218	94,281
Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		73,700	74,971
Preferred Term Securities Ltd.
5.908% (US0003M + 0.300%) due 03/22/2037 ~		49,779	44,801
5.908% (US0003M + 0.300%) due 09/22/2037 ~		88	79
5.908% (US0003M + 0.300%) due 12/22/2037 ~		10,625	9,085
5.918% (US0003M + 0.310%) due 12/22/2036 ~		52,062	51,281
5.958% (US0003M + 0.350%) due 06/22/2037 ~		48,574	40,559
5.978% (US0003M + 0.370%) due 09/22/2037 ~		42,452	34,811
5.988% (US0003M + 0.380%) due 09/23/2035 ~		20	20
5.988% (US0003M + 0.380%) due 12/22/2036 ~		1,323	1,032
5.988% (US0003M + 0.380%) due 03/22/2037 ~		46,472	37,410
5.998% (US0003M + 0.390%) due 12/22/2036 ~		2,933	2,376
6.001% (US0003M + 0.400%) due 06/23/2035 ~		15,333	14,260
6.008% (US0003M + 0.400%) due 09/22/2036 ~		29,474	26,085
6.008% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,768
6.008% (US0003M + 0.400%) due 03/22/2038 ~		73,718	66,888
6.038% (US0003M + 0.430%) due 12/22/2035 ~		28,862	25,254
6.058% (US0003M + 0.450%) due 03/22/2038 ~		7,004	6,269
6.088% (US0003M + 0.480%) due 09/23/2035 ~		14,943	13,523
6.101% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,189
6.188% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,896
6.208% (US0003M + 0.600%) due 03/22/2038 ~		17,029	12,771
6.228% (US0003M + 0.620%) due 12/22/2036 ~		31,189	24,327
6.358% (US0003M + 0.750%) due 09/23/2035 ~		20,535	16,017
6.434% (US0003M + 0.860%) due 07/03/2033 ~		915	915
6.474% (US0003M + 0.900%) due 01/03/2033 ~		5,289	5,183
6.481% (US0003M + 0.880%) due 12/24/2033 ~		4,780	4,481
6.508% (US0003M + 0.900%) due 03/22/2038 ~		18,860	18,577
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		20,100	20,003
Ripon Investments Financing Ltd. 0.000% due 02/28/2025 «(l)	GBP	1,855	2,345
Sabine Re Ltd. 13.605% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		$6,600	6,568
Santander Holdings USA, Inc. 4.500% due 07/17/2025		16,830	16,591
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,246
3.823% due 11/03/2028 •		31,580	29,856
6.534% due 01/10/2029 •		103,000	105,875
Seazen Group Ltd.
4.450% due 07/13/2025		4,000	2,998
6.000% due 08/12/2024		10,100	9,947
SLM Student Loan Trust 4.269% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	529	533
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	24,407
6.447% due 01/12/2027 •		83,300	83,776
6.691% due 01/10/2034 •		131,700	135,921
Standard Chartered PLC 2.678% due 06/29/2032 •		4,900	4,008
Sun Communities Operating LP 5.500% due 01/15/2029		12,300	12,308

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		664	78
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		665	67
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		1,332	125
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		2,000	172
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		2,002	150
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		942	67
SVB Financial Group 3.125% due 06/05/2030 ^(e)		500	305
Taranis Reinsurance DAC
9.897% due 01/07/2031 ~	EUR	13,300	14,255
12.147% due 01/08/2031 ~		18,600	20,384
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		$19,800	19,092
Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		15,100	15,169
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		8,900	8,931
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		5,400	5,430
Trafford Centre Finance Ltd. 6.077% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	6,603
U.S. Capital Funding Ltd. 5.839% due 07/10/2043 •		$39,856	32,682
UBS AG
1.250% due 08/07/2026		2,900	2,667
4.750% due 08/09/2024		2,400	2,397
7.500% due 02/15/2028		242,450	259,504
UBS Group AG
3.091% due 05/14/2032 •		126,092	107,604
3.250% due 04/02/2026 •	EUR	17,100	18,211
3.869% due 01/12/2029 •		$7,400	6,988
4.194% due 04/01/2031 •		36,569	34,150
4.923% due 01/16/2026 ~	EUR	27,000	29,015
5.428% due 02/08/2030 •		$33,800	33,740
5.699% due 02/08/2035 •		20,600	20,587
5.959% due 01/12/2034 •		130,900	132,939
6.246% due 09/22/2029 •		92,400	95,028
6.301% due 09/22/2034 •		19,800	20,600
6.327% due 12/22/2027 •		95,300	96,912
6.373% due 07/15/2026 •		65,500	65,832
6.442% due 08/11/2028 •		149,385	153,218
6.537% due 08/12/2033 •		212,800	223,426
7.750% due 03/01/2029 •	EUR	50,100	60,650
9.016% due 11/15/2033 •		$34,450	41,545
UniCredit SpA 2.569% due 09/22/2026 •		11,513	11,046
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	1,786	2,240
Uniti Group LP
4.750% due 04/15/2028		$22,123	18,115
10.500% due 02/15/2028		12,975	12,720
Ursa Re Ltd.
10.855% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		38,700	39,405
14.105% (T-BILL 3MO + 8.750%) due 12/07/2026 ~		49,500	50,841
VICI Properties LP
3.875% due 02/15/2029		5,805	5,372
4.500% due 09/01/2026		16,083	15,674
4.500% due 01/15/2028		3,495	3,366
4.625% due 06/15/2025		4,435	4,381
5.750% due 02/01/2027		12,316	12,326
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		21,259	2,418
Wells Fargo & Co. 2.393% due 06/02/2028 •		5,800	5,343
Windmill Re DAC 0.000% due 07/05/2028 «~	EUR	400	428
Winston RE Ltd. 17.105% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$4,800	4,732

			6,794,792

INDUSTRIALS 3.2%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		30,497	29,945
Altice France SA
3.375% due 01/15/2028	EUR	2,900	2,181
4.125% due 01/15/2029		1,200	857
5.125% due 07/15/2029		$10,950	7,218
5.500% due 01/15/2028		24,630	16,897
5.500% due 10/15/2029		15,041	9,934
8.125% due 02/01/2027		32,100	24,101

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Amdocs Ltd. 2.538% due 06/15/2030		23,200	19,807
American Airlines Pass-Through Trust
2.875% due 01/11/2036		27,302	23,467
3.000% due 04/15/2030		16,513	15,214
3.150% due 08/15/2033		1,409	1,260
3.200% due 12/15/2029		9,074	8,430
3.350% due 04/15/2031		19,745	18,218
3.375% due 11/01/2028		34,339	32,462
3.575% due 07/15/2029		8,373	7,922
3.600% due 03/22/2029		3,055	2,901
3.650% due 12/15/2029		3,260	2,999
3.650% due 08/15/2030		10,709	10,125
3.700% due 04/01/2028		14,548	13,909
4.000% due 01/15/2027		1,216	1,190
BAT Capital Corp.
6.343% due 08/02/2030		10,250	10,689
6.421% due 08/02/2033		8,450	8,838
Bayer U.S. Finance LLC 6.375% due 11/21/2030		10,300	10,559
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		2,239	1,679
Boeing Co.
5.705% due 05/01/2040		44,977	41,491
5.805% due 05/01/2050		19,900	17,947
5.930% due 05/01/2060		22,842	20,436
6.298% due 05/01/2029		15,000	15,216
6.388% due 05/01/2031		28,100	28,619
6.528% due 05/01/2034		16,300	16,698
6.858% due 05/01/2054		28,100	28,859
7.008% due 05/01/2064		19,600	20,083
British Airways Pass-Through Trust
2.900% due 09/15/2036		12,360	10,701
3.300% due 06/15/2034		2,344	2,113
3.800% due 03/20/2033		4,231	3,984
4.250% due 05/15/2034		11,423	10,731
Broadcom, Inc.
2.450% due 02/15/2031		86,400	72,791
2.600% due 02/15/2033		26,905	21,815
3.187% due 11/15/2036		13,849	10,965
3.419% due 04/15/2033		13,531	11,670
3.469% due 04/15/2034		62,705	53,477
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (d)		111,648	115,093
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)		221,080	231,360
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)		250,406	268,639
CDW LLC
2.670% due 12/01/2026		64,300	60,220
3.276% due 12/01/2028		16,500	15,008
3.569% due 12/01/2031		51,800	45,289
Community Health Systems, Inc. 5.625% due 03/15/2027		13,645	12,719
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		691	700
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (d)		2,204	1,812
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,988	1,988
CVS Pass-Through Trust
4.163% due 08/11/2036		4,901	4,266
5.773% due 01/10/2033		3,795	3,762
5.880% due 01/10/2028		584	572
7.507% due 01/10/2032		3,324	3,459
DISH DBS Corp.
5.250% due 12/01/2026		243,097	192,209
5.750% due 12/01/2028		232,493	161,626
Energy Transfer LP
4.400% due 03/15/2027		4,145	4,045
4.950% due 05/15/2028		4,355	4,291
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (d)		10,640	1,630
Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		24,600	17,097
4.950% due 02/06/2028		15,900	10,574
7.288% due 08/16/2037		30,730	24,594
8.625% due 04/28/2034		141,090	109,344
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,158	1,409
7.152% (BP0003M + 1.800%) due 12/15/2034 ~		427	460
Imperial Brands Finance PLC 3.500% due 07/26/2026		$3,625	3,482
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		579,839	540,916

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,358	2,040
4.000% due 05/15/2034		54,739	51,344
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	213,300	217,286
Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	4,509	5,537
6.084% (US0003M + 0.450%) due 12/15/2030 ~		$32	30
National Football League 5.480% due 10/05/2028 «(l)		76,800	76,658
Netflix, Inc. 3.875% due 11/15/2029	EUR	12,980	14,092
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$6,710	6,513
4.345% due 09/17/2027		74,963	71,603
4.810% due 09/17/2030		212,402	197,408
NPC Ukrenergo 6.875% due 11/09/2028		3,480	1,279
Petroleos de Venezuela SA
5.375% due 04/12/2027		105,630	12,887
5.500% due 04/12/2037		117,045	14,162
6.000% due 11/15/2026		54,167	6,717
9.750% due 05/17/2035		43,640	6,284
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	6,850
5.950% due 01/28/2031		$176,125	142,043
6.700% due 02/16/2032		412,739	345,836
6.750% due 09/21/2047		71,382	46,999
6.950% due 01/28/2060		57,150	37,844
7.690% due 01/23/2050		16,197	11,721
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		70,556	70,509
Prosus NV
1.288% due 07/13/2029	EUR	19,700	18,137
1.985% due 07/13/2033		26,300	22,213
2.085% due 01/19/2030		27,600	26,002
2.778% due 01/19/2034		20,944	18,681
3.061% due 07/13/2031		$47,100	39,019
4.193% due 01/19/2032		28,000	24,712
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	4,653
4.625% due 02/16/2026	EUR	45,275	48,933
5.750% due 10/15/2027	GBP	43,671	55,735
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)		60,389	53,436
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031		$135	119
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		5,151	5,119
5.152% due 09/20/2029		23,299	23,198
Syngenta Finance NV 4.892% due 04/24/2025		7,934	7,861
Times Square Hotel Trust 8.528% due 08/01/2026		496	494
Topaz Solar Farms LLC
4.875% due 09/30/2039		8,688	7,776
5.750% due 09/30/2039		64,250	62,217
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		1,045	1,021
U.S. Renal Care, Inc. 10.625% due 06/28/2028		5,107	4,482
United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,536	7,406
3.500% due 09/01/2031		3,233	2,992
4.000% due 10/11/2027		2,593	2,515
4.150% due 02/25/2033		3,465	3,255
5.875% due 04/15/2029		126,715	127,212
Valaris Ltd. 8.375% due 04/30/2030		1,556	1,612
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		21,870	19,932
3.875% due 11/01/2033		10,800	9,212
4.125% due 08/15/2031		10,300	9,250
Venture Global LNG, Inc.
8.125% due 06/01/2028		55,500	57,221
8.375% due 06/01/2031		19,100	19,825
9.500% due 02/01/2029		117,300	128,528
9.875% due 02/01/2032		68,700	74,818
Volkswagen Group of America Finance LLC 5.300% due 03/22/2027		100,000	100,060
Windstream Escrow LLC 7.750% due 08/15/2028		85,720	80,843

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Yellowstone Energy LP 5.750% due 12/31/2026 «		2,104	2,052

			4,921,145

UTILITIES 1.8%
FORESEA Holding SA 7.500% due 06/15/2030		3,358	3,131
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	88,578
2.950% due 01/27/2029		$93,400	50,436
3.000% due 06/29/2027		12,000	8,100
Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	39,747
2.500% due 02/01/2031		45,059	37,166
2.950% due 03/01/2026		69,389	66,456
3.000% due 06/15/2028		85,600	78,300
3.150% due 01/01/2026		218,783	210,832
3.250% due 06/01/2031		86,160	74,128
3.300% due 03/15/2027		83,737	79,361
3.300% due 12/01/2027		164,659	153,572
3.400% due 08/15/2024		87,360	87,069
3.450% due 07/01/2025		135,506	132,231
3.500% due 06/15/2025		104,124	101,881
3.500% due 08/01/2050		46,377	30,308
3.750% due 07/01/2028		176,652	165,944
3.750% due 08/15/2042		3,502	2,529
3.950% due 12/01/2047		10,869	7,793
4.000% due 12/01/2046		45,023	32,440
4.200% due 03/01/2029		65,400	61,907
4.200% due 06/01/2041		9,800	7,688
4.250% due 03/15/2046		60,021	45,373
4.300% due 03/15/2045		37,669	29,003
4.400% due 03/01/2032		67,000	61,318
4.450% due 04/15/2042		50,762	40,306
4.500% due 07/01/2040		139,559	115,062
4.500% due 12/15/2041		21,614	17,638
4.550% due 07/01/2030		346,519	328,557
4.600% due 06/15/2043		47,354	38,515
4.650% due 08/01/2028		19,885	19,257
4.750% due 02/15/2044		33,365	27,339
4.950% due 06/08/2025		31,400	31,129
4.950% due 07/01/2050		278,319	230,168
5.250% due 03/01/2052		63,600	54,610
5.450% due 06/15/2027		17,500	17,516
5.900% due 06/15/2032		20,000	20,026
PacifiCorp
5.450% due 02/15/2034		400	395
5.800% due 01/15/2055		29,600	28,686
Peru LNG SRL 5.375% due 03/22/2030		1,400	1,209
Rio Oil Finance Trust
8.200% due 04/06/2028		18,380	18,653
9.750% due 01/06/2027		11,417	11,800
Sprint Capital Corp. 8.750% due 03/15/2032		25,100	30,213
Sprint LLC 7.625% due 03/01/2026		14,000	14,398
System Energy Resources, Inc. 2.140% due 12/09/2025		26,100	24,692

			2,725,460

Total Corporate Bonds & Notes (Cost $15,380,467)			14,441,397

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (d)		1,951	127

INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		56,500	39,832

Total Convertible Bonds & Notes (Cost $56,034)			39,959

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		5,195	4,744
3.850% due 06/01/2050		3,780	3,547

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.214% due 06/01/2050	26,895	20,108

		28,399

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	22,626	23,577
6.725% due 04/01/2035	6,177	6,495
7.350% due 07/01/2035	18,377	19,733

		49,805

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	17,237	10,579

Total Municipal Bonds & Notes (Cost $97,498)		88,783

U.S. GOVERNMENT AGENCIES 66.7%
Fannie Mae
0.000% due 09/25/2042 - 11/25/2042 •	838	432
0.400% due 03/25/2041 •(a)	1,975	145
0.550% due 11/25/2049 •(a)	19,374	2,319
0.580% due 06/25/2037 •(a)	337	27
0.600% due 03/25/2037 - 03/25/2049 •(a)	6,547	672
0.620% due 12/25/2036 - 02/25/2037 •(a)	1,057	69
0.650% due 04/25/2037 •(a)	539	45
0.660% due 04/25/2037 •(a)	772	50
0.700% due 08/25/2035 - 02/25/2043 •(a)	3,286	267
0.850% due 01/25/2038 •(a)	1,302	95
0.900% due 01/25/2040 •(a)	1,378	81
0.930% due 03/25/2037 •(a)	1,617	119
0.950% due 05/25/2037 •(a)	485	32
0.960% due 06/25/2037 •(a)	1,905	173
0.990% due 04/25/2037 •(a)	1,232	114
1.000% due 12/25/2037 - 10/25/2039 •(a)	1,233	89
1.100% due 10/25/2036 - 06/25/2040 •(a)	1,250	98
1.150% due 11/25/2035 •(a)	108	1
1.200% due 11/25/2036 •(a)	346	13
1.250% due 03/25/2036 •(a)	645	48
1.340% due 04/25/2037 •(a)	864	91
1.550% due 02/25/2038 •(a)	3,673	375
1.750% due 02/25/2037 •(a)	300	31
2.338% due 03/25/2038 •	316	304
2.500% due 04/25/2042 - 08/25/2042	13,101	12,238
3.000% due 06/25/2027 - 06/25/2042 (a)	11,909	452
3.564% due 04/01/2027 •	17	16
4.000% due 07/01/2041 - 01/01/2059	4,647	4,366
4.000% due 12/25/2042 - 12/25/2047 (a)	1,223	126
4.395% due 09/01/2031 •	31	30
4.419% due 03/01/2033 •	4	4
4.500% due 12/25/2039 - 07/25/2040	3,165	3,078
4.500% due 12/25/2042 (a)	838	139
4.502% due 12/01/2027 •	1	1
4.893% due 09/01/2030 •	3	2
5.000% due 08/25/2033 - 06/25/2043	15,643	15,644
5.175% due 04/01/2028 •	2	2
5.498% due 12/25/2036 •	19	19
5.500% due 11/25/2032 - 06/01/2048	4,931	5,021
5.555% due 03/01/2036 •	1	1
5.558% due 03/25/2034 •	2	2
5.570% due 09/25/2031 •	828	821
5.588% due 08/25/2034 •	1	1
5.780% due 02/01/2034 •	239	239
5.800% due 03/25/2044 •	2	2
5.840% due 12/01/2035 •	13	13
5.850% due 06/25/2029 - 08/25/2036 •	8	7
5.871% due 10/01/2032 •	4	4
5.900% due 06/25/2049 •	4,022	3,944
5.910% due 10/01/2034 •	68	69
5.945% due 02/01/2032 •	1	1
6.000% due 06/25/2029 - 09/25/2031	578	583
6.000% due 08/01/2032 •	2	2
6.131% due 10/01/2036 •	2	2
6.135% due 07/01/2032 •	4	4
6.195% due 03/01/2033 •	34	35
6.228% due 12/25/2050 •	16,992	17,485
6.249% due 09/01/2035 •	2	2
6.295% due 10/01/2025 •	1	1
6.314% due 10/01/2044 •	1	1
6.340% due 12/01/2033 •	7	7
6.500% due 06/25/2028 - 02/25/2033	31	32
6.514% due 10/01/2040 •	9	9
6.518% due 04/01/2032 •	4	4
6.850% due 12/18/2027	1	1
6.875% due 09/01/2024 •	1	1

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

7.000% due 06/25/2032 - 01/25/2048	86	86
7.008% due 04/01/2033 •	1	1
7.175% due 11/01/2033 •	6	6
7.285% due 08/01/2033 •	8	9
7.500% due 11/25/2030 - 06/25/2042	13	13
7.500% due 06/25/2042 ~	10	10
8.500% due 06/25/2030	43	45
Freddie Mac
0.000% due 02/15/2040 - 12/15/2042 •	2,695	2,102
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	134,903	91,142
0.502% due 11/15/2037 •(a)	4,254	292
0.553% due 01/15/2038 ~(a)	13,002	755
0.602% due 08/15/2037 •(a)	557	40
0.752% due 06/15/2038 - 01/15/2042 •(a)	2,754	199
0.804% due 11/15/2043 •	9,212	8,676
0.964% due 08/15/2044 •	5,113	4,636
0.992% due 03/15/2037 •(a)	2,857	221
1.002% due 03/15/2037 - 06/15/2039 •(a)	1,300	106
1.102% due 09/15/2036 •(a)	1,062	71
1.122% due 09/15/2036 •(a)	687	53
1.202% due 04/15/2036 - 05/15/2036 •(a)	4,053	377
1.248% due 09/25/2030 ~(a)	200,825	10,884
1.252% due 04/15/2026 •(a)	68	1
1.302% due 01/15/2037 •(a)	419	33
1.476% due 06/25/2030 ~(a)	87,618	5,541
1.536% due 05/25/2030 ~(a)	306,980	20,956
1.702% due 08/15/2036 •(a)	1,104	106
3.000% due 03/15/2027 - 10/15/2047 (a)	36,012	7,046
3.000% due 08/01/2032 - 03/01/2049	172,113	150,394
3.500% due 08/15/2042 - 05/01/2049	316,534	286,171
3.500% due 12/15/2042 (a)	3,592	558
4.000% due 08/01/2040 - 08/01/2048	73,055	68,548
4.000% due 09/15/2048 (a)	4,418	605
4.080% due 09/25/2035 ~(a)	68,855	11,367
4.500% due 06/01/2048	2,042	1,960
5.000% due 01/15/2034 - 05/15/2038	2,217	2,219
5.205% due 12/15/2031 - 02/15/2032 •	301	308
5.500% due 08/15/2036 - 06/15/2041	13,954	14,286
5.665% due 02/01/2037 •	1	1
5.720% due 08/25/2031 •	5	5
5.848% due 12/15/2046 •	16,514	16,173
5.898% due 06/15/2049 •	9,129	8,955
5.971% due 07/01/2033 •	2	2
5.995% due 08/01/2034 •	1	1
6.000% due 02/15/2031 - 02/15/2032	493	499
6.008% due 09/01/2037 •	1	1
6.116% due 04/01/2036 •	3	3
6.120% due 09/01/2037 - 12/01/2037 •	2	1
6.186% due 09/01/2037 •	1	1
6.223% due 12/01/2033 •	22	22
6.250% due 09/01/2032 •	18	18
6.272% due 09/01/2033 •	22	22
6.300% due 07/01/2034 •	16	16
6.314% due 12/01/2034 •	4	4
6.336% due 08/25/2054 «	416,325	449,004
6.338% due 11/01/2031 •	6	6
6.349% due 10/01/2032 •	6	6
6.350% due 01/01/2033 •	3	3
6.355% due 09/01/2031 •	90	90
6.363% due 09/01/2034 •	24	24
6.407% due 09/01/2033 •	1	1
6.432% due 01/01/2035 •	23	23
6.480% due 01/01/2035 •	12	12
6.500% due 04/15/2029 - 11/25/2049	4,459	4,613
6.553% due 07/25/2044 •	4	3
6.563% due 03/01/2032 •	47	47
6.651% due 04/01/2033 •	1	1
6.686% due 05/01/2029 •	5	5
6.718% due 11/01/2029 •	7	7
6.766% due 10/15/2031 •	12	12
6.922% due 11/01/2035 •	34	35
6.975% due 06/01/2033 •	2	2
7.000% due 06/15/2029 - 03/15/2032	42	42
7.049% due 03/01/2031 •	4	4
7.098% due 05/01/2033 •	4	4
7.102% due 05/01/2035 •	9	9
7.148% due 05/01/2037 •	1	1
7.250% due 09/15/2030	5	5
7.383% due 07/01/2033 •	2	2
7.500% due 09/15/2030	42	44
8.500% due 06/15/2031	22	23
Ginnie Mae
0.024% due 08/16/2048 ~(a)	2,942	1
0.073% due 10/16/2053 ~(a)	1,049	0
0.747% due 10/20/2047 •(a)	7,790	821
1.089% due 03/16/2051 ~(a)	633	1

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.000% due 01/20/2042 - 05/20/2052	284,564	248,054
3.500% due 03/20/2043 (a)	295	51
3.500% due 01/20/2045 - 12/20/2052	405,979	368,178
3.625% due 10/20/2029 •	17	17
3.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
3.750% due 12/20/2026 - 12/20/2033 •	20	19
3.875% due 06/20/2027 - 06/20/2032 •	58	57
4.000% due 06/20/2039 - 06/20/2054	177,957	165,045
4.000% due 03/20/2043 (a)	759	88
4.125% due 08/20/2033 •	3	3
4.500% due 07/20/2032 - 02/20/2049	91,650	88,304
4.625% due 01/20/2027 - 01/20/2035 •	29	29
5.000% due 07/20/2033	100	99
5.500% due 04/20/2037	128	129
5.837% due 10/20/2062 •	1,083	1,080
5.907% due 03/20/2063 •	196	196
6.100% due 06/15/2028 - 01/15/2029	145	145
6.187% due 11/20/2065 - 08/20/2066 •	22,361	22,335
6.207% due 10/20/2066 •	7,682	7,703
6.217% due 09/20/2066 •	4,175	4,172
6.237% due 05/20/2066 - 09/20/2066 •	51,143	51,118
6.267% due 08/20/2066 •	6,945	6,945
6.287% due 04/20/2066 - 11/20/2066 •	19,620	19,624
6.437% due 03/20/2066 - 01/20/2067 •	19,676	19,724
6.473% due 04/20/2068 •	18,388	18,772
6.490% due 01/15/2028 - 01/15/2029	170	173
6.522% due 04/20/2067 •	21,125	21,352
6.587% due 03/20/2066 •	4,539	4,572
Ginnie Mae, TBA
2.000% due 08/01/2054	85,000	68,880
2.500% due 08/01/2054	110,550	93,026
3.000% due 07/01/2054 - 08/01/2054	164,300	143,248
3.500% due 07/01/2054 - 08/01/2054	218,400	196,236
4.000% due 07/01/2054	896,636	828,653
4.500% due 07/01/2054 - 08/01/2054	1,007,650	958,506
5.000% due 07/01/2054 - 08/01/2054	314,400	306,193
U.S. Small Business Administration 5.370% due 04/01/2028	57	57
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,672	1,344
2.000% due 01/01/2025 - 11/01/2051	13,496	10,765
2.500% due 08/01/2027 - 10/01/2051	181,126	153,238
3.000% due 08/01/2024 - 04/01/2052	2,681,823	2,350,721
3.500% due 10/01/2025 - 06/01/2051	604,991	548,001
4.000% due 07/01/2024 - 06/01/2053	3,615,309	3,331,856
4.500% due 05/01/2025 - 10/01/2053	512,187	484,355
5.000% due 05/01/2026 - 08/01/2053	151,779	147,074
5.500% due 09/01/2025 - 09/01/2053	842,396	832,563
6.000% due 11/01/2024 - 10/01/2053	249,478	251,103
6.500% due 04/01/2025 - 04/01/2054	5,492,378	5,594,297
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2039 - 07/01/2054	191,100	156,322
3.000% due 07/01/2039 - 08/01/2054	834,957	745,742
3.500% due 07/01/2054 - 08/01/2054	2,084,753	1,845,656
4.000% due 07/01/2054 - 08/01/2054	4,916,403	4,500,700
4.500% due 07/01/2054 - 08/01/2054	2,969,500	2,800,274
5.000% due 07/01/2054 - 09/01/2054	15,500,695	14,982,718
5.500% due 07/01/2054 - 08/01/2054	18,315,129	18,063,739
6.000% due 07/01/2054 - 08/01/2054	22,605,975	22,663,690
6.500% due 07/01/2054 - 08/01/2054	17,202,797	17,504,794
7.000% due 07/01/2054 - 08/01/2054	804,500	826,994
Vendee Mortgage Trust 6.500% due 09/15/2024	3	3

Total U.S. Government Agencies (Cost $103,637,012)		102,679,232

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Bonds
2.250% due 08/15/2046 (q)	4,400	2,934
2.500% due 02/15/2045 (q)	77,400	55,235
2.500% due 02/15/2046 (q)	2,319	1,635
2.500% due 05/15/2046 (q)	4,955	3,484
2.750% due 11/15/2047	100	73
2.875% due 05/15/2043 (q)	118,245	91,862
2.875% due 08/15/2045 (o)	858,035	651,972
2.875% due 11/15/2046	542,700	407,491
2.875% due 05/15/2049 (q)	3,300	2,438
3.000% due 11/15/2044	615,851	481,158
3.000% due 08/15/2048 (q)	2,585	1,962
3.000% due 02/15/2049 (q)	125,029	94,729
3.125% due 02/15/2043	276,604	224,071
3.125% due 08/15/2044	478,709	382,724
3.375% due 05/15/2044 (o)	712,349	593,671
3.625% due 08/15/2043	480,378	417,554
3.625% due 02/15/2044	494,809	428,744
3.750% due 11/15/2043	355,213	314,058

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.375% due 08/15/2043		494,700	477,656
6.250% due 05/15/2030 (q)		845	927
U.S. Treasury Inflation Protected Securities (i)
0.125% due 10/15/2024 (o)(q)		1,733,212	1,715,929
0.125% due 04/15/2025 (o)		569,190	553,721
0.125% due 07/15/2030 (o)		1,468,522	1,314,512
0.125% due 01/15/2031 (o)		23,605	20,844
0.125% due 07/15/2031 (o)		112,514	98,843
0.125% due 01/15/2032		97,150	84,147
0.250% due 01/15/2025 (o)		1,415,781	1,386,571
0.250% due 07/15/2029 (o)(q)		1,535,258	1,410,204
0.250% due 02/15/2050		200,253	122,420
0.375% due 07/15/2025 (o)		68,968	67,243
0.375% due 01/15/2027 (o)		22,728	21,608
0.500% due 01/15/2028 (o)		5,956	5,613
0.625% due 07/15/2032		1,173,650	1,052,883
0.625% due 02/15/2043		32,617	24,519
0.750% due 07/15/2028 (o)		338,720	321,957
0.750% due 02/15/2042 (o)		258,966	202,523
0.750% due 02/15/2045		172,982	129,719
0.875% due 02/15/2047		209,618	157,575
1.000% due 02/15/2046 (o)		165,193	129,043
1.000% due 02/15/2048		241,173	184,856
1.000% due 02/15/2049 (o)		605,348	460,321
1.125% due 01/15/2033		255,963	236,930
1.375% due 07/15/2033		1,486,069	1,403,911
1.375% due 02/15/2044		131,341	112,678
1.500% due 02/15/2053		329,060	276,744
2.125% due 02/15/2040		73,540	72,855
2.125% due 02/15/2041		18,468	18,328
2.375% due 01/15/2025 (o)		197,821	196,050
2.500% due 01/15/2029 (o)		26,177	26,643
U.S. Treasury Notes
1.500% due 08/15/2026 (o)(q)		1,100	1,030
1.625% due 02/15/2026 (q)		420	399
2.000% due 11/15/2026 (q)		200	188
2.250% due 11/15/2024 (o)(q)		965	954
2.375% due 03/31/2029 (o)(q)		1,051,400	961,990
2.625% due 02/15/2029 (o)		560	519
2.750% due 02/28/2025		400	393
4.500% due 03/31/2026 (o)(q)		2,204,000	2,192,636
4.500% due 04/15/2027 (q)		2,225,400	2,222,357

Total U.S. Treasury Obligations (Cost $24,982,433)			21,824,034

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.5%
20 Times Square Trust 3.203% due 05/15/2035 ~		113,721	96,578
Adjustable Rate Mortgage Trust
4.094% due 01/25/2036 «~		26	22
4.501% due 11/25/2035 «~		35	26
4.727% due 11/25/2035 ~		1,486	1,044
4.767% due 02/25/2036 ~		1,267	787
4.852% due 07/25/2035 «~		228	202
5.078% due 01/25/2036 ~		3,500	2,659
5.201% due 05/25/2035 ~		1,667	1,539
5.439% due 03/25/2036 ~		9,577	2,413
5.599% due 01/25/2036 ~		497	452
5.600% due 09/25/2035 ~		374	317
5.700% due 08/25/2036 •		5,056	1,765
5.820% due 08/25/2036 •		111	44
5.880% due 06/25/2037 •		249	266
5.960% due 03/25/2036 •		714	199
5.980% due 01/25/2036 •		2,994	2,743
6.000% due 11/25/2035 •		2,128	1,859
6.000% due 01/25/2036 «•		389	343
6.168% due 07/25/2035 ~		806	735
6.410% due 08/25/2035 •		2,317	1,993
6.610% due 01/25/2035 •		4,225	3,619
6.966% due 08/25/2036 ~		3,205	431
Alba PLC
5.522% due 12/15/2038 •	GBP	512	635
5.593% due 03/17/2039 •		2,922	3,534
American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$129,722	108,496
0.000% due 03/25/2058 (h)		75,313	61,946
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •		5,418	4,396
5.650% due 12/25/2046 •		22,484	18,650
5.670% due 10/25/2046 •		160	88
5.840% due 09/25/2046 •		14,835	13,101
5.840% due 06/25/2047 •		68	59
5.853% due 02/25/2047 •		25,651	9,417
6.073% due 11/25/2046 •		143,713	35,815
6.750% due 06/25/2037 þ		10,149	8,510

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

American Home Mortgage Investment Trust
4.700% due 10/25/2034 •		1,062	1,035
5.740% due 03/25/2046 •		6,662	5,696
5.780% due 06/25/2046 •		11,161	2,209
5.820% due 12/25/2046 •		5,030	3,994
5.860% due 03/25/2046 •		7,215	6,074
5.908% due 09/25/2035 þ		19,442	10,380
6.000% due 06/25/2035 þ		14,177	9,176
6.060% due 11/25/2045 •		147	101
7.354% due 09/25/2035 •		29,328	11,690
7.504% due 12/25/2035 •		258	84
7.504% due 11/25/2045 •		18,837	7,556
Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,452
4.800% due 11/25/2067 þ		32,894	31,914
5.985% due 01/25/2069 þ		5,318	5,297
6.197% due 01/25/2069 þ		41,561	41,616
6.500% due 12/25/2067 þ		15,381	15,450
AOA Mortgage Trust 6.318% due 10/15/2038 •		7,275	6,842
Atlas Funding PLC 6.361% due 01/20/2061 •	GBP	5,425	6,906
Avon Finance PLC
0.000% due 11/28/2050 (b)(h)		16,523	15,114
0.000% due 11/28/2050 (a)		9,500	29
6.134% due 12/28/2049 •		85,045	107,516
6.334% due 11/28/2050 •		418,577	532,315
6.984% due 12/28/2049 •		15,118	19,216
6.984% due 11/28/2050 •		31,368	39,862
7.734% due 12/28/2049 •		14,835	18,782
7.734% due 11/28/2050 •		18,535	23,464
8.234% due 12/28/2049 •		8,841	11,174
8.234% due 11/28/2050 •		10,550	13,336
8.734% due 11/28/2050 •		11,976	14,949
9.234% due 11/28/2050 •		14,420	17,755
BAMLL Commercial Mortgage Securities Trust
1.007% due 07/07/2043 ~(a)		$2,170	44
2.847% due 04/20/2042 «		160,580	118,284
3.418% due 07/07/2043		342	339
3.944% due 01/15/2048 «		1,156,255	1,112,589
3.944% due 06/15/2053 «		385,419	318,914
4.232% due 11/15/2046 «		480,032	463,103
4.232% due 08/15/2053 «		160,044	130,619
6.493% due 09/15/2038 •		200	190
Banc of America Alternative Loan Trust
5.500% due 10/25/2033		2,171	2,087
5.500% due 12/25/2035 «		49	40
5.860% due 06/25/2046 •		1,512	1,198
5.860% due 06/25/2046 «•		23	18
6.000% due 07/25/2034		8,324	7,919
6.000% due 03/25/2036		1,285	1,132
6.000% due 06/25/2046 «		96	78
6.000% due 07/25/2046 «		194	154
Banc of America Funding Trust
3.392% due 12/20/2034 «~		141	95
3.698% due 05/26/2037 ~		31,318	23,884
4.314% due 03/20/2036 «~		27	21
4.328% due 09/20/2035 «~		6	5
4.434% due 11/20/2035 ~		1,251	1,028
4.451% due 10/20/2046 ~		240	193
4.576% due 06/20/2047 ~		1,452	1,215
4.593% due 11/20/2035 ~		1,881	1,557
4.711% due 09/25/2048 ~		11,827	10,626
4.786% due 04/20/2035 «~		77	65
4.788% due 05/20/2036 «~		73	61
4.789% due 09/20/2046 ~		542	466
4.858% due 03/20/2036 «~		238	196
4.876% due 05/20/2034 «~		366	314
4.956% due 09/20/2035 «~		127	107
5.020% due 01/20/2047 ~		54	45
5.500% due 09/25/2034 «		11	10
5.500% due 12/20/2034 «		135	128
5.500% due 04/25/2035 «		79	74
5.500% due 03/25/2036 «		35	29
5.558% due 05/25/2035 «~		9	8
5.668% due 05/26/2037 •		3,345	2,890
5.773% due 02/20/2047 •		2,463	2,063
5.833% due 07/20/2036 •		7,928	7,743
5.833% due 10/20/2036 •		2,830	2,070
5.873% due 06/20/2047 •		9,200	7,030
5.903% due 05/20/2035 •		4,614	4,311
5.960% due 07/25/2036 «•		19	13
6.000% due 05/20/2033 «		14	13
6.000% due 02/25/2034 «		353	329
6.000% due 09/25/2036		885	729
6.000% due 09/25/2036 «		93	74

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.000% due 08/25/2037		2,576	1,984
6.000% due 10/26/2037 ~		4,471	3,893
6.013% due 05/20/2036 •		65,774	17,956
6.020% due 07/25/2037 •		11,300	10,580
6.040% due 07/25/2037 •		7,403	6,940
6.073% due 09/20/2035 •		2,510	1,741
6.238% due 10/20/2035 ~		1,182	1,098
6.260% due 05/25/2037 •		909	749
6.388% due 04/25/2037 þ		199	158
6.443% due 07/20/2036 ~		1,055	1,002
6.503% due 04/20/2035 •		9,061	7,748
6.583% due 06/20/2035 «•		353	250
Banc of America Mortgage Trust
4.685% due 10/25/2035 «~		9	8
4.875% due 02/25/2036 ~		1,035	909
4.982% due 02/25/2035 «~		75	69
4.985% due 11/20/2046 ~		13	11
5.073% due 11/25/2035 «~		67	58
5.114% due 09/25/2035 «~		76	64
5.114% due 09/25/2035 ~		155	135
5.144% due 08/25/2035 ~		1,151	1,066
5.418% due 01/25/2036 «~		60	51
5.447% due 05/25/2035 ~		1,583	1,363
5.500% due 03/25/2035		1,846	1,598
5.500% due 09/25/2035 «		430	353
5.500% due 09/25/2035		907	763
5.546% due 07/25/2035 ~		494	450
5.612% due 03/25/2033 «~		61	53
5.656% due 12/25/2033 «~		22	20
5.717% due 01/25/2035 ~		4,152	3,941
5.750% due 07/20/2032 «~		2	2
5.843% due 06/25/2035 ~		82	70
5.862% due 04/25/2035 «~		91	85
6.000% due 09/25/2037 «		87	67
6.000% due 07/25/2046 •		1,839	1,534
6.121% due 12/25/2033 «~		35	32
6.251% due 01/25/2034 ~		506	487
6.330% due 09/25/2033 ~		856	797
6.437% due 02/25/2035 «~		94	86
6.470% due 05/25/2034 «~		79	72
6.650% due 07/25/2034 «~		5	5
6.656% due 04/25/2033 «~		20	19
7.495% due 11/25/2035 «~		63	55
BANK 0.455% due 02/15/2061 ~(a)		215,517	2,459
Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		211,326	209,757
0.000% due 03/25/2064 ~		36	35
6.921% due 03/25/2064 ~		211,611	221,190
Barrow Funding PLC
0.000% due 11/16/2062 •	GBP	685,217	871,069
0.000% due 11/16/2062 (h)		33,885	27,236
0.000% due 11/16/2062 «(h)		703	0
Bayview Commercial Asset Trust 5.880% due 01/25/2037 •		$30	29
BCAP LLC Trust
1.166% due 11/26/2036 •		4,974	1,455
1.213% due 12/27/2049		82	27
3.734% due 11/27/2047 ~		22,864	17,415
4.332% due 10/26/2035 ~		1,690	1,182
4.343% due 06/26/2037 ~		6,443	5,504
4.343% due 06/27/2037 ~		4,743	4,019
4.391% due 07/26/2036 ~		8,593	3,649
4.406% due 05/26/2047 ~		3,582	2,879
4.412% due 12/20/2035 ~		10,017	4,697
4.427% due 04/26/2037 ~		4,459	2,201
4.564% due 02/26/2036 ~		1,316	1,194
5.055% due 11/26/2035 ~		126	119
5.250% due 02/26/2036 ~		666	259
5.250% due 04/26/2037		1,342	753
5.268% due 10/26/2035 ~		2,589	2,586
5.418% due 01/26/2036 ~		892	691
5.420% due 05/26/2037 •		2,423	2,236
5.539% due 09/27/2037 •		3,013	2,798
5.750% due 04/25/2037		4,903	2,076
5.799% due 03/26/2035 ~		560	531
5.800% due 01/25/2037 •		267	233
5.835% due 07/26/2036 ~		194	159
5.900% due 05/25/2047 •		2,783	2,707
6.000% due 07/26/2036 ~		7,535	4,247
6.000% due 08/26/2037 ~		6,480	5,977
6.023% due 02/26/2036 ~		11	10
6.079% due 05/26/2037 •		7,874	5,296
6.171% due 08/26/2036 ~		10,183	8,758
6.250% due 12/26/2036 ~		5,170	4,299
7.860% due 10/25/2047 •		4,240	3,113

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.918% due 09/25/2034 ~	783	690
3.964% due 07/25/2036 ~	1,578	1,334
4.388% due 08/25/2047 ~	2,932	2,429
4.398% due 06/25/2047 ~	4,554	4,004
4.406% due 05/25/2047 ~	2,032	1,768
4.528% due 08/25/2047 ~	864	739
4.542% due 04/25/2034 «~	450	396
4.615% due 02/25/2035 «~	493	458
4.809% due 03/25/2035 ~	354	305
4.819% due 02/25/2036 ~	257	226
4.919% due 04/25/2034 «~	267	245
4.965% due 07/25/2034 «~	85	75
4.968% due 01/25/2035 ~	281	265
5.011% due 02/25/2036 «~	11	8
5.049% due 08/25/2035 ~	827	688
5.064% due 08/25/2035 ~	170	152
5.075% due 01/25/2035 ~	85	78
5.245% due 02/25/2036 ~	1,157	1,011
5.487% due 08/25/2035 «~	131	113
5.654% due 10/25/2033 «~	91	79
5.711% due 11/25/2034 «~	9	8
5.807% due 05/25/2037 ~	3,153	2,555
5.979% due 07/25/2033 ~	71	65
6.128% due 01/25/2035 «~	18	16
6.274% due 02/25/2036 ~	1,217	1,054
6.277% due 08/25/2035 ~	769	740
6.414% due 11/25/2034 «~	247	217
6.997% due 05/25/2034 «~	16	14
7.114% due 02/25/2036 «~	40	37
7.660% due 02/25/2036 •	29	26
7.693% due 08/25/2035 •	4,452	3,156
8.090% due 12/25/2046 •	1,475	1,237
8.250% due 07/25/2034 «~	18	16
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 «~	36	27
3.155% due 04/25/2035 «~	258	190
4.083% due 11/25/2035 ~	5,070	2,741
4.150% due 03/25/2036 ~	5,665	4,429
4.151% due 05/25/2036 ~	9,052	6,264
4.201% due 04/25/2035 «~	371	319
4.255% due 09/25/2035 ~	839	345
4.321% due 09/25/2047 ~	18,233	8,801
4.324% due 08/25/2036 ~	216	145
4.386% due 11/25/2036 ~	4,246	2,295
4.500% due 08/25/2036 ~	2,786	1,291
4.503% due 05/25/2036 ~	8,775	4,049
4.531% due 02/25/2036 ~	1,072	719
4.571% due 04/25/2035 ~	251	239
4.597% due 02/25/2036 ~	5,198	4,248
4.607% due 11/25/2035 ~	6,934	5,233
4.610% due 05/25/2036 ~	5,557	2,621
4.632% due 01/25/2047 ~	1,548	744
4.700% due 05/25/2035 «~	262	261
4.814% due 09/25/2035 ~	4,222	2,187
4.984% due 09/25/2035 ~	3,449	1,992
5.080% due 06/25/2034 «~	277	248
5.094% due 01/25/2035 ~	241	194
5.140% due 02/25/2034 «~	36	32
5.157% due 05/25/2036 «~	10	6
5.215% due 02/25/2036 ~	566	482
5.240% due 07/25/2035 ~	7,599	5,123
5.306% due 01/25/2036 ~	2,277	2,070
5.310% due 05/25/2035 ~	136	126
5.311% due 10/25/2035 ~	10,849	8,959
5.364% due 05/25/2035 ~	707	669
5.389% due 01/25/2035 «~	45	40
5.444% due 04/25/2035 «~	78	69
5.534% due 01/25/2036 ~	10,755	9,846
5.543% due 07/25/2035 ~	17,741	11,550
5.780% due 02/25/2034 •	42	38
5.780% due 08/25/2036 •	9,110	7,714
5.780% due 11/25/2036 •	4,039	3,328
5.780% due 06/25/2046 •	6,780	5,861
5.800% due 12/25/2046 •	2,372	1,976
5.805% due 09/25/2035 ~	4,080	3,246
5.900% due 04/25/2036 •	3,015	2,613
5.940% due 02/25/2036 •	1,360	1,180
6.100% due 04/25/2034 «•	56	54
6.125% due 09/25/2034 «~	75	69
6.135% due 04/25/2035 •	4,469	4,529
6.197% due 09/25/2034 «~	21	19
6.215% due 08/25/2034 ~	581	548
6.315% due 06/25/2034 •	1,406	1,417
6.390% due 11/25/2034 •	5,709	4,762
6.435% due 07/25/2035 •	1,750	1,652

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.585% due 01/25/2035 •	4,718	4,311
7.110% due 09/25/2034 •	6,446	6,239
7.185% due 07/25/2034 •	3,192	3,329
Bear Stearns Asset-Backed Securities Trust
5.125% due 03/25/2034 þ	770	887
5.500% due 01/25/2034 þ	3,841	3,151
5.500% due 06/25/2034 þ	148	142
5.500% due 08/25/2035 ~	2,784	1,674
5.500% due 12/25/2035 •	2,758	1,319
5.750% due 10/25/2033 «þ	58	60
5.750% due 01/25/2034 þ	3,336	2,736
5.760% due 02/25/2037 •	23,421	17,885
5.920% due 04/25/2036 •	4,852	4,686
5.960% due 05/25/2036 •	23,367	5,878
6.000% due 10/25/2035 þ	4,720	2,985
6.560% due 10/25/2033 «•	26	25
6.640% due 01/25/2034 •	2,372	1,842
6.750% due 12/25/2036 þ	2,005	1,961
Bear Stearns Mortgage Funding Trust
5.640% due 06/25/2037 •	7,186	6,411
5.670% due 06/25/2037 •	37,379	34,546
5.800% due 03/25/2037 •	34,564	31,523
5.860% due 11/25/2036 •	12,994	11,206
5.860% due 09/25/2046 •	14,443	12,279
5.880% due 12/25/2036 •	4,331	4,051
5.900% due 08/25/2036 •	7,543	6,679
Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~	98	75
5.159% due 01/26/2036 ~	4,056	2,985
7.000% due 07/25/2037 ~	29,892	10,682
Beast Mortgage Trust 6.193% due 04/15/2036 •	13,021	12,867
BellaVista Mortgage Trust
5.953% due 05/20/2045 •	107	70
6.058% due 01/22/2045 •	442	393
Benchmark Mortgage Trust
0.664% due 07/15/2053 ~(a)	68,256	1,916
1.554% due 12/17/2053 ~(a)	216,950	14,071
1.908% due 07/15/2053 ~(a)	100,292	5,903
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •	2,300	2,160
BIG Commercial Mortgage Trust 6.671% due 02/15/2039 •	3,355	3,313
BINOM Securitization Trust 4.441% due 08/25/2057 ~	102,759	97,474
BSREP Commercial Mortgage Trust 6.393% due 08/15/2038 •	6,207	5,816
BX Trust
6.078% due 04/15/2039 •	16,015	15,720
6.243% due 02/15/2036 •	12,386	12,253
6.342% due 02/15/2039 •	27,710	27,422
6.820% due 04/15/2037 •	3,516	3,509
BXP Trust 3.379% due 06/13/2039	28,700	26,696
CALI Mortgage Trust 3.957% due 03/10/2039	9,000	7,945
CFCRE Commercial Mortgage Trust 1.211% due 11/10/2049 ~(a)	144,659	2,643
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	82,830	73,248
3.250% due 09/25/2063 ~	81,621	72,562
3.250% due 03/25/2064 ~	50,461	44,082
3.250% due 08/25/2064 ~	37,929	33,039
3.250% due 09/25/2064 ~	48,400	42,408
3.500% due 06/25/2062 ~	40,216	36,209
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~	8	6
4.520% due 03/25/2037 ~	2,454	2,221
4.599% due 12/25/2037 «~	275	226
4.642% due 12/25/2035 ~	71	65
4.918% due 01/25/2036 ~	261	231
5.500% due 11/25/2035	597	424
5.782% due 06/25/2035 «~	1	1
6.000% due 10/25/2036 «	457	158
6.000% due 11/25/2036	2,031	806
6.000% due 12/25/2036	900	380
6.000% due 12/25/2036 «	106	44
6.000% due 02/25/2037	1,301	486
6.000% due 03/25/2037	699	374
6.000% due 05/25/2037	11,363	4,902
6.250% due 10/25/2036	4,184	1,538
6.260% due 06/25/2035 «~	20	19
6.425% due 02/25/2037 «~	11	11
ChaseFlex Trust
4.333% due 09/25/2036 ~	3,441	2,975
6.020% due 05/25/2037 •	10,559	9,819

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.060% due 07/25/2037 •		8,636	7,205
6.300% due 06/25/2036 ~		9,060	7,643
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.110% due 08/25/2037 •		5,858	4,363
4.247% due 08/25/2037 þ		3,930	2,973
6.140% due 08/25/2037 •		4,020	3,671
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	143,458
1.000% due 05/20/2046		9	42,966
6.634% due 03/17/2046 •		292,424	369,958
7.484% due 03/17/2046 •		125,536	158,751
8.384% due 03/17/2046 •		116,569	147,405
9.234% due 03/17/2046 •		71,735	90,568
9.734% due 03/17/2046 •		35,868	45,258
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.640% due 05/25/2036 •		$104	93
5.690% due 05/25/2036 •		203	180
5.740% due 01/25/2035 •		96	90
5.760% due 08/25/2035 «•		209	190
CIM Trust
3.250% due 10/25/2058 ~		67,700	59,976
5.000% due 05/25/2062 ~		20,967	20,597
6.639% due 12/25/2067 þ		26,899	26,901
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036 «		80	67
6.000% due 08/25/2036		2,278	2,015
Citigroup Commercial Mortgage Trust
1.516% due 10/10/2049 ~(a)		269,962	5,970
3.349% due 02/10/2049		40,000	38,418
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ~		823	97
0.000% due 03/25/2052 ~		391,983	314,634
0.000% due 01/01/2054 ~		292,509	295,673
0.000% due 09/25/2060 ~		109,478	77,734
0.000% due 09/25/2060 ~(a)		700,933	21,133
0.000% due 10/25/2060 ~		60,397	34,891
0.000% due 10/25/2060 ~(a)		899,736	36,007
0.000% due 05/01/2061 ~		37,434	20,586
0.000% due 05/01/2061 ~(a)		981,468	27,862
0.000% due 08/01/2061 ~		23,100	14,739
0.000% due 08/01/2061 ~(a)		1,087,615	87,273
0.000% due 12/25/2061 ~		405,022	318,554
0.000% due 02/01/2062 ~		763,426	611,847
0.000% due 03/01/2062 ~		809,606	655,322
0.000% due 07/25/2062 ~		1,155,546	915,433
0.000% due 10/25/2062 ~		425,717	372,302
0.000% due 02/25/2063 «~		1,888	1,898
0.000% due 10/25/2063 «~		838	411
0.000% due 10/25/2063 ~		351,192	269,836
0.000% due 09/25/2064 ~		45	43
0.000% due 03/01/2065 ~		28,006	13,531
0.000% due 03/01/2065 ~(a)		1,840,147	45,196
0.000% due 09/25/2068 ~		456,363	381,294
0.000% due 03/01/2070 ~		19,192	13,733
0.000% due 03/01/2070 ~(a)		267,924	14,840
0.000% due 09/25/2076 ~		275,231	221,518
0.000% due 01/25/2082 (a)		421	404
0.110% due 10/25/2060 ~(a)		797,731	3,617
0.150% due 09/25/2060 ~(a)		636,644	2,312
0.150% due 05/01/2061 ~(a)		882,488	5,626
0.150% due 03/01/2070 ~(a)		249,716	954
0.151% due 03/01/2065 ~(a)		1,410,778	8,629
0.170% due 08/01/2061 ~(a)		992,225	2,281
1.500% due 10/25/2060 ~		526,924	465,279
1.500% due 03/01/2065 ~		1,302,652	1,103,964
1.500% due 03/01/2070 ~		136,103	123,620
1.750% due 09/25/2060 ~		310,487	281,381
2.000% due 09/25/2060 ~		65,780	53,839
2.000% due 08/01/2061 ~		749,964	671,478
2.125% due 05/01/2061 ~		688,910	601,255
2.250% due 03/01/2065 ~		135,165	96,412
2.500% due 10/25/2060 ~		69,657	55,610
2.500% due 05/01/2061 ~		68,073	50,275
2.625% due 08/01/2061 ~		84,146	67,174
2.750% due 09/25/2060		57,244	47,436
2.750% due 03/01/2065 ~		101,375	73,436
2.750% due 03/01/2070 ~		23,221	20,015
2.779% due 10/25/2035 ~		1,413	626
2.875% due 05/01/2061 ~		55,309	40,360
2.875% due 08/01/2061 ~		58,828	46,564
2.936% due 02/25/2063 «~		988,244	796,246
3.000% due 10/25/2060 ~		68,367	55,610
3.000% due 03/01/2065 ~		80,097	57,719
3.000% due 03/01/2070 ~		26,154	22,699
3.125% due 05/01/2061 ~		44,369	32,367
3.250% due 09/25/2060		50,716	42,671

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.250% due 08/01/2061 ~	48,403	38,654
3.251% due 03/01/2065 ~	103,877	68,110
3.500% due 10/25/2060 ~	52,242	42,774
3.500% due 05/01/2061 ~	30,998	22,474
3.500% due 03/01/2070 ~	20,531	17,798
3.628% due 05/25/2047 ~	15,370	11,693
3.750% due 08/01/2061 ~	35,744	28,862
3.766% due 05/01/2061 ~	23,096	15,231
3.899% due 10/25/2060 ~	66,433	53,058
4.027% due 09/25/2060 ~	66,282	55,671
4.046% due 09/25/2037 «~	273	262
4.145% due 01/25/2082 ~	229,402	191,984
4.186% due 12/25/2035 ~	196	120
4.227% due 03/25/2037 ~	5,804	4,233
4.277% due 08/01/2061 ~	28,297	21,725
4.284% due 10/25/2046 ~	1,253	1,058
4.407% due 09/25/2064 ~	89,478	73,608
4.459% due 03/01/2070 ~	21,753	19,619
4.560% due 09/25/2037 ~	4,287	3,699
4.564% due 03/25/2037 ~	822	685
4.770% due 11/25/2036 ~	1,222	1,018
4.849% due 06/25/2036 ~	439	409
4.961% due 12/25/2035 ~	4,960	4,246
5.099% due 04/25/2035 ~	884	829
5.218% due 03/25/2035 ~	7,124	6,734
5.250% due 03/25/2037	1,797	1,301
5.288% due 11/25/2036 ~	2,646	2,189
5.319% due 03/25/2036 ~	793	737
5.338% due 07/25/2036 ~	540	517
5.447% due 10/25/2035 «~	15	12
5.500% due 08/25/2035 •	2,820	2,724
5.500% due 11/25/2035	879	853
5.530% due 01/25/2037 «•	139	116
5.590% due 06/25/2036 •	405	380
5.714% due 05/25/2035 «~	108	98
5.719% due 08/25/2036 •	28,576	11,625
5.731% due 08/25/2035 ~	169	157
5.750% due 04/25/2047	3,778	1,938
5.751% due 06/25/2036 ~	1,549	1,379
5.850% due 11/25/2036 ~	3,196	2,148
5.855% due 05/20/2047 •	6,381	5,395
5.856% due 07/25/2036 «~	8	8
5.960% due 09/25/2036 •	329	292
6.000% due 05/25/2035	1,589	1,562
6.000% due 05/25/2037	2,353	1,864
6.000% due 08/25/2037 ~	11,205	5,122
6.238% due 03/25/2034 ~	164	143
6.250% due 11/25/2037 ~	1,948	854
6.410% due 09/25/2037 •	1,742	1,473
6.500% due 10/25/2036 ~	5,418	2,710
7.373% due 08/25/2035 «~	11	10
7.410% due 05/25/2035 «•	10	9
7.860% due 03/25/2036 •	138	124
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.070% due 09/25/2035 «~	233	152
CitiMortgage Alternative Loan Trust
0.000% due 02/25/2037 •(a)	1,387	72
5.750% due 12/25/2036	226	191
5.750% due 03/25/2037 «	399	336
5.750% due 04/25/2037	3,114	2,805
6.000% due 07/25/2036 «	227	193
6.000% due 09/25/2036	3,466	3,051
6.000% due 11/25/2036	5,278	4,806
6.000% due 01/25/2037 •	7,185	5,738
6.000% due 05/25/2037	7,235	6,424
6.000% due 06/25/2037	2,701	2,231
6.000% due 10/25/2037	1,468	1,279
CNL Commercial Mortgage Loan Trust 5.943% due 05/15/2031 •	135	131
Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	2,600	2,561
7.119% due 11/15/2038 •	15,102	14,418
COLT Mortgage Loan Trust
1.665% due 09/25/2061 ~	25,631	22,937
4.301% due 03/25/2067 ~	14,441	14,014
5.903% due 12/25/2068 þ	15,226	15,164
6.393% due 06/25/2069 þ	33,126	33,355
6.421% due 05/25/2069 þ	7,115	7,169
Commercial Mortgage Trust
0.000% due 04/10/2047 ~(a)	9,462	0
1.127% due 08/10/2047 ~(a)	120,991	9
1.445% due 10/10/2049 ~(a)	190,088	3,675
2.819% due 01/10/2039	2,200	1,997
3.140% due 10/10/2036	13,000	11,485
3.550% due 02/10/2049	6,089	6,004
4.228% due 05/10/2051	1,400	1,313

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.353% due 08/10/2030	19,200	18,082
Countrywide Alternative Loan Resecuritization Trust
5.010% due 08/25/2037 ~	809	372
6.000% due 05/25/2036	52	29
6.000% due 08/25/2037 ~	1,125	533
Countrywide Alternative Loan Trust
0.000% due 11/25/2035 •(a)	4,820	218
0.000% due 08/25/2036 •(a)	7,616	455
3.150% due 06/25/2037 «~	77	59
3.479% due 06/25/2046 ~	3,575	3,191
3.580% due 05/25/2035 ~	1,823	1,370
4.441% due 06/25/2037 ~	1,842	1,680
4.471% due 08/25/2036 ~	324	291
4.552% due 03/25/2047 •	2,591	1,949
4.604% due 12/25/2035 «~	65	58
4.618% due 12/25/2035 «~	38	34
4.625% due 11/25/2035 ~	172	152
4.769% due 02/25/2037 ~	492	417
4.820% due 08/25/2034 ~	1,842	1,726
4.925% due 12/25/2034 ~	4,470	4,243
4.986% due 03/25/2047 ~	2,635	2,294
5.000% due 08/25/2035	2,490	1,669
5.065% due 09/25/2034 ~	1,182	1,110
5.189% due 10/25/2034 •	3,812	3,731
5.500% due 01/25/2035	14,326	13,952
5.500% due 02/25/2035 «	282	255
5.500% due 03/25/2035	15,173	13,139
5.500% due 05/25/2035	9,876	7,850
5.500% due 05/25/2035 «	472	365
5.500% due 06/25/2035 «	113	83
5.500% due 06/25/2035	1,884	1,159
5.500% due 07/25/2035 «	41	28
5.500% due 07/25/2035	2,461	1,967
5.500% due 08/25/2035	2,862	2,396
5.500% due 09/25/2035	21,593	15,216
5.500% due 10/25/2035	1,268	682
5.500% due 11/25/2035	6,023	4,317
5.500% due 11/25/2035 •	2,482	1,241
5.500% due 12/25/2035	2,320	1,099
5.500% due 12/25/2035 •	21,064	12,330
5.500% due 01/25/2036 «	132	72
5.500% due 01/25/2036	4,414	3,218
5.500% due 01/25/2036 •	4,792	3,314
5.500% due 02/25/2036	27,528	16,750
5.500% due 02/25/2036 «	540	307
5.633% due 02/20/2047 •	12,754	9,787
5.643% due 03/20/2047 •	15,435	12,413
5.648% due 12/20/2046 •	29,194	24,984
5.653% due 07/20/2046 •	4,508	3,622
5.663% due 09/20/2046 •	7,749	6,972
5.663% due 02/20/2047 •	2,446	1,890
5.670% due 04/25/2047 •	11,745	9,479
5.700% due 06/25/2036 •	714	620
5.730% due 04/25/2047 •	10,136	7,814
5.740% due 06/25/2037 •	13,181	11,278
5.750% due 05/25/2036	251	93
5.750% due 08/25/2036	3,531	1,865
5.750% due 03/25/2037	3,458	1,813
5.750% due 06/25/2037	2,870	1,266
5.750% due 07/25/2037	807	459
5.750% due 04/25/2047	2,006	1,058
5.750% due 06/25/2047 •	10,177	7,916
5.765% due 11/25/2035 þ	3,531	1,746
5.780% due 06/25/2036 •	9,524	7,758
5.780% due 11/25/2036 •	8,263	7,908
5.780% due 01/25/2037 •	18,424	15,823
5.780% due 07/25/2046 •	5,077	4,775
5.780% due 09/25/2047 •	13,678	12,061
5.794% due 09/25/2034 «•	145	128
5.810% due 07/25/2036 •	13,702	5,732
5.820% due 11/25/2036 •	2,908	3,434
5.820% due 05/25/2047 •	4,928	4,471
5.830% due 02/25/2037 •	304	91
5.840% due 08/25/2046 •	9,882	8,001
5.840% due 09/25/2046 •	15,904	14,446
5.840% due 10/25/2046 •	2,077	1,847
5.860% due 03/25/2035 •	1,641	1,511
5.860% due 02/25/2036 •	1,276	1,045
5.860% due 06/25/2036 •	62	27
5.860% due 12/25/2036 •	328	70
5.873% due 03/20/2046 •	3,716	3,130
5.873% due 05/20/2046 •	18,000	15,042
5.878% due 05/25/2035 •	3,334	2,966
5.880% due 07/25/2046 •	11,224	9,642
5.898% due 05/25/2035 •	1,248	1,125
5.900% due 09/25/2047 •	11,941	10,860

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.940% due 01/25/2037 •	27,087	21,612
5.960% due 12/25/2035 •	4,877	3,705
5.960% due 04/25/2036 •	6,029	2,264
5.980% due 07/25/2035 •	1,356	1,168
5.980% due 08/25/2035 •	5,214	4,887
6.000% due 11/25/2034	6,900	6,785
6.000% due 02/25/2035	17,498	13,663
6.000% due 02/25/2036	28,922	16,371
6.000% due 02/25/2036 •	2,062	1,665
6.000% due 03/25/2036	8,847	3,831
6.000% due 04/25/2036	12,482	5,821
6.000% due 05/25/2036	15,286	7,787
6.000% due 06/25/2036	7,296	3,988
6.000% due 07/25/2036 •	1,647	1,377
6.000% due 07/25/2036	7,535	4,264
6.000% due 08/25/2036	3,686	2,073
6.000% due 01/25/2037	864	703
6.000% due 02/25/2037	3,280	1,248
6.000% due 03/25/2037	3,610	1,312
6.000% due 04/25/2037	7,550	3,522
6.000% due 05/25/2037	14,104	6,269
6.000% due 06/25/2037	481	221
6.000% due 08/25/2037 •	5,215	2,613
6.000% due 01/25/2047	5,910	3,118
6.003% due 11/25/2046 •	626	549
6.020% due 08/25/2035 •	3,532	3,203
6.020% due 12/25/2035 •	287	249
6.020% due 02/25/2037 •	10,327	8,252
6.020% due 10/25/2046 •	2,103	1,889
6.020% due 08/25/2047 •	1,673	1,349
6.040% due 02/25/2036 •	5,421	4,638
6.040% due 05/25/2036 •	3,732	3,075
6.060% due 12/25/2035 •	13,415	9,880
6.074% due 11/25/2035 þ	1,831	906
6.080% due 08/25/2035 •	560	507
6.080% due 11/25/2035 •	3,401	3,057
6.093% due 06/25/2046 •	1,926	1,585
6.097% due 11/20/2035 •	4,665	3,989
6.117% due 11/20/2035 •	25,209	22,683
6.120% due 09/25/2035 •	1,254	951
6.120% due 10/25/2035 •	1,277	825
6.153% due 12/25/2035 •	6,922	5,760
6.160% due 09/25/2035 •	8,203	7,120
6.160% due 12/25/2035 •	11,604	9,611
6.250% due 10/25/2036	4,635	2,357
6.250% due 11/25/2036	4,285	2,000
6.250% due 12/25/2036	2,972	1,249
6.250% due 11/25/2046	1,987	943
6.260% due 08/25/2035 •	1,042	535
6.460% due 08/25/2035 •	3,510	1,960
6.463% due 07/20/2035 •	1,409	1,246
6.500% due 05/25/2036	2,535	1,206
6.500% due 06/25/2036	831	378
6.500% due 08/25/2036	2,442	745
6.500% due 09/25/2036	6,962	3,631
6.500% due 12/25/2036	2,396	1,047
6.500% due 08/25/2037	9,676	3,887
6.500% due 09/25/2037	17,924	6,743
6.500% due 11/25/2037	7,746	3,537
6.503% due 08/25/2035 •	1,729	1,391
6.553% due 08/25/2035 •	103	93
6.713% due 08/25/2035 •	2,953	2,632
6.798% due 06/25/2035 •	198	170
7.000% due 08/25/2034 «	162	139
7.000% due 11/25/2035 •	2,646	2,108
7.000% due 09/25/2036	24,309	4,838
7.035% due 02/25/2035 •	939	932
7.110% due 08/25/2034 •	2,874	2,795
7.110% due 10/25/2034 •	2,567	2,493
7.203% due 10/20/2035 •	13,645	9,411
7.223% due 10/20/2035 •	4,456	3,778
7.250% due 08/25/2032 «	38	37
7.500% due 12/25/2034 «	104	13
Countrywide Asset-Backed Certificates Trust
5.940% due 04/25/2036 •	6,889	5,925
5.960% due 03/25/2036 •	1,722	1,721
6.140% due 03/25/2036 •	12,160	9,991
Countrywide Home Loan Mortgage Pass-Through Trust
3.376% due 02/25/2035 ~	4,270	3,454
3.389% due 04/20/2036 «~	197	169
3.466% due 03/25/2035 «~	174	128
3.771% due 04/25/2035 ~	383	285
3.843% due 07/19/2033 «~	319	286
3.860% due 09/25/2037 ~	491	440
3.874% due 05/25/2047 ~	1,128	946
3.959% due 05/20/2036 ~	12,909	11,820

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.984% due 04/25/2047 ~	3,020	2,866
4.205% due 05/20/2036 ~	2,005	1,699
4.232% due 11/25/2037 ~	10,757	9,435
4.268% due 11/20/2035 ~	480	422
4.294% due 09/20/2036 ~	600	511
4.333% due 11/25/2037 ~	14,981	13,807
4.349% due 09/20/2035 ~	3,883	3,401
4.371% due 02/25/2047 ~	6,866	5,775
4.402% due 04/25/2037 ~	1,370	1,223
4.421% due 09/25/2034 «~	14	12
4.425% due 09/25/2047 ~	753	647
4.483% due 03/25/2037 ~	104	86
4.502% due 04/20/2036 ~	866	762
4.530% due 11/25/2037 ~	14,292	12,937
4.545% due 05/20/2036 ~	1,170	1,046
4.558% due 05/19/2033 «~	84	73
4.568% due 05/20/2036 ~	3,191	2,990
4.574% due 02/20/2036 ~	2,818	2,458
4.576% due 06/20/2036 ~	3,925	3,344
4.721% due 01/25/2036 ~	1,876	1,702
4.731% due 11/20/2034 ~	159	146
4.780% due 03/20/2036 ~	3,362	2,974
4.864% due 04/25/2035 «~	19	14
4.887% due 10/20/2035 ~	722	717
4.887% due 10/20/2035 «~	172	167
4.952% due 08/20/2035 ~	4,095	3,823
5.041% due 11/20/2035 ~	14,428	11,754
5.045% due 09/20/2035 ~	5,937	5,258
5.069% due 02/20/2035 «~	91	88
5.096% due 11/20/2035 ~	884	720
5.140% due 05/20/2035 «~	477	432
5.151% due 10/25/2033 «~	27	24
5.248% due 12/19/2033 «~	5	5
5.250% due 12/25/2027 «	375	218
5.250% due 07/25/2034 «	124	114
5.311% due 11/20/2034 «~	119	109
5.381% due 09/20/2034 «~	66	57
5.430% due 05/20/2034 ~	32	29
5.500% due 04/25/2035	13	11
5.500% due 05/25/2035	1,675	1,341
5.500% due 08/25/2035 «	653	364
5.500% due 08/25/2035	2,949	1,569
5.500% due 09/25/2035	1,991	1,248
5.500% due 10/25/2035 «	232	134
5.500% due 10/25/2035	3,710	2,016
5.500% due 11/25/2035 «	223	118
5.500% due 12/25/2035 «	33	17
5.500% due 01/25/2036	674	415
5.508% due 03/25/2035 «~	362	325
5.516% due 07/25/2034 «~	57	51
5.730% due 04/25/2035 •	1,209	1,112
5.750% due 08/25/2034 «	139	127
5.750% due 02/25/2036 «	437	197
5.750% due 02/25/2037	186	79
5.750% due 03/25/2037	1,989	865
5.750% due 05/25/2037 «	145	68
5.750% due 05/25/2037	5,702	2,849
5.750% due 07/25/2037	1,766	875
5.814% due 06/25/2047 ~	2,723	2,680
5.850% due 05/25/2036	2,238	955
5.860% due 04/25/2046 •	256	234
5.920% due 05/25/2035 •	204	168
5.940% due 03/25/2036 •	4,984	4,488
5.960% due 05/25/2036 •	1,971	687
6.000% due 03/25/2035 •	227	204
6.000% due 12/25/2035 «	12	7
6.000% due 02/25/2037	5,662	2,374
6.000% due 03/25/2037	3,478	1,530
6.000% due 03/25/2037 «	11	5
6.000% due 04/25/2037 «	258	120
6.000% due 05/25/2037	2,921	1,440
6.000% due 05/25/2037 «	20	10
6.000% due 07/25/2037	6,210	2,514
6.000% due 07/25/2037 «	121	101
6.000% due 08/25/2037	5,210	2,252
6.000% due 09/25/2037	2,003	1,053
6.000% due 10/25/2037 «	76	51
6.000% due 10/25/2037	4,549	3,119
6.000% due 01/25/2038	7,984	3,469
6.010% due 05/25/2033 «•	27	23
6.040% due 04/25/2035 •	3,114	2,819
6.060% due 03/25/2035 •	1,129	716
6.060% due 05/25/2035 •	11,281	9,266
6.100% due 09/25/2034 «~	116	109
6.100% due 03/25/2035 •	10,375	8,957
6.116% due 02/25/2034 «~	88	79

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.120% due 02/25/2035 •	297	260
6.140% due 02/25/2035 •	593	493
6.140% due 03/25/2036 «•	1	0
6.200% due 02/25/2035 •	5,134	4,287
6.220% due 09/25/2034 «•	54	49
6.250% due 09/25/2036	2,035	805
6.250% due 10/25/2036 «	96	43
6.306% due 12/25/2033 «~	29	28
6.500% due 11/25/2036	7,587	2,400
6.500% due 05/25/2037 «	202	105
6.500% due 10/25/2037	14,471	5,582
6.500% due 11/25/2037	3,314	1,188
6.500% due 12/25/2037	21,423	8,694
6.500% due 11/25/2047	12,587	6,240
6.576% due 10/20/2034 ~	1,189	1,166
6.706% due 05/25/2034 «~	48	45
7.824% due 02/20/2036 •	2,814	2,379
7.873% due 02/20/2036 «•	413	337
7.884% due 02/20/2036 «•	13	11
7.884% due 02/20/2036 •	765	637
7.940% due 02/20/2036 •	508	450
Countrywide Home Loan Reperforming REMIC Trust
5.709% due 01/25/2034	13,742	12,263
5.860% due 11/25/2034 •	3,704	3,471
5.860% due 09/25/2035 •	567	473
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •	1,177	1,097
Credit Suisse First Boston Mortgage Securities Corp.
4.956% due 06/25/2046 ~	184,229	175,247
5.250% due 09/25/2035 «	468	354
5.351% due 11/25/2031 «•	191	111
6.000% due 09/25/2033 «	60	57
6.000% due 01/25/2036	2,538	1,518
6.110% due 11/25/2031 «•	410	223
6.110% due 09/25/2035 •	2,254	1,490
6.500% due 01/25/2036 «	353	81
6.610% due 11/25/2034 •	3,174	2,705
7.000% due 01/25/2036	4,856	1,009
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 08/25/2034 «	190	165
5.500% due 06/25/2035	3,549	2,560
5.500% due 10/25/2035	2,553	1,116
5.500% due 10/25/2035 «	126	63
6.000% due 11/25/2035	226	54
6.053% due 10/25/2033 «~	11	10
Credit Suisse Mortgage Capital Certificates 6.000% due 04/26/2037 ~	613	602
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 12/25/2054 (h)	24	23
0.000% due 02/25/2056 (h)	191	188
0.000% due 07/25/2057 (h)	234	227
0.000% due 01/25/2058 (h)	166	161
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	606	577
0.000% due 01/27/2059 (h)	360	351
0.000% due 01/27/2059 (a)	701,597	113
0.000% due 04/25/2059 ~(a)	340,402	20
0.000% due 09/25/2059 ~	477	452
0.000% due 10/25/2060 (h)	527	512
0.000% due 02/25/2061 ~(a)	291,530	2,217
0.000% due 05/25/2061 ~(a)	228	227
0.000% due 11/25/2076 (h)	1,299	1,149
0.000% due 11/25/2076 (a)	808,767	0
0.388% due 02/25/2061 ~(a)	253,919	3,844
0.393% due 05/25/2061 ~(a)	434,380	6,277
1.000% due 02/25/2061 ~(a)	135,085	3,032
1.250% due 02/25/2061 ~	135,085	119,110
1.368% due 08/15/2037 ~(a)	131,304	1,640
1.526% due 05/25/2061 ~(a)	487,144	15,241
1.650% due 05/25/2061 ~	308,220	263,453
2.000% due 01/25/2060 ~	18,592	16,247
2.000% due 10/25/2060 ~	24,678	21,738
2.100% due 05/25/2061 ~	40,232	28,276
2.450% due 05/25/2061 ~	33,691	23,526
2.500% due 07/25/2057 ~	334,916	297,280
2.500% due 02/25/2061 ~	27,143	22,236
2.776% due 12/25/2048 ~	225,738	200,155
2.800% due 05/25/2061 ~	28,457	19,523
3.000% due 02/25/2061 ~	20,262	16,397
3.068% due 02/25/2056 ~	1,030,198	800,256
3.154% due 07/25/2057 ~	331,329	201,730
3.199% due 11/30/2037 ~	5,193	4,639
3.250% due 01/27/2059 ~	337,727	317,689
3.250% due 04/25/2059 ~	155,632	146,029
3.256% due 07/25/2058 ~	2,463,112	1,911,511
3.425% due 10/25/2060 ~	1,343,032	1,055,972

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.431% due 11/10/2032		8,800	7,473
3.500% due 04/26/2038 ~		1,203	1,162
3.500% due 11/25/2076 ~		374,121	354,493
3.569% due 04/25/2059 ~		182,996	130,334
3.605% due 02/25/2061 ~		108,000	66,351
3.611% due 01/25/2058 ~		153,462	123,911
3.641% due 02/25/2060 ~		21,968	22,266
3.647% due 05/25/2061 ~		76,541	40,617
3.824% due 11/25/2076 ~		430,959	313,534
3.826% due 01/27/2059 ~		356,200	260,003
3.904% due 04/25/2062 ~		28,816	26,945
4.000% due 08/27/2037 ~		8,027	7,366
4.000% due 08/01/2057 ~		18,111	16,727
4.080% due 03/25/2060 ~		5,520	5,501
4.279% due 09/25/2057 ~		537,941	454,155
4.373% due 06/25/2048 ~		615,243	525,537
4.385% due 12/25/2054 ~		141,214	102,720
4.547% due 05/25/2067 ~		17,393	16,918
4.552% due 02/27/2047 ~		88,867	35,568
4.566% due 08/27/2037 ~		8,513	7,140
4.691% due 04/26/2047 ~		9,108	5,411
4.699% due 05/27/2053 ~		81,931	64,280
4.786% due 04/25/2058 ~		240,277	218,578
4.844% due 07/27/2037 •		1,017	970
4.858% due 04/27/2037 ~		8,808	4,577
5.000% due 04/25/2037 «		226	178
5.148% due 09/25/2059 ~		286,492	263,348
5.500% due 03/25/2037		6,360	2,999
5.561% due 04/25/2036 ~		5,102	3,804
5.680% due 05/27/2037 •		7,702	6,460
5.719% due 10/27/2036 •		1,471	1,127
5.810% due 11/25/2036 •		1,311	848
5.850% due 11/26/2036 ~		2,804	1,876
5.960% due 07/25/2036 •		13,228	5,424
6.000% due 08/25/2036		3,478	1,594
6.000% due 02/25/2037		1,531	803
6.000% due 06/25/2037		2,110	323
6.250% due 08/25/2036		667	256
6.269% due 09/26/2036 «~		442	409
6.717% due 06/01/2050 ~		615,074	616,976
6.843% due 07/15/2038 •		28,700	26,135
7.000% due 08/26/2036		1,482	515
7.722% due 07/25/2049 ~		637,039	633,757
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~		34,109	28,695
0.000% due 09/25/2059 ~		26,538	21,959
0.000% due 10/27/2060 ~		7,823	6,022
0.000% due 10/27/2060 ~(a)		57,120	46,918
2.803% due 07/25/2057 ~		34,204	25,657
2.926% due 09/25/2048 ~		104,246	75,080
3.139% due 02/25/2061		12,290	9,831
3.404% due 01/27/2059 ~		29,433	24,049
3.500% due 05/25/2061		20,511	16,688
3.657% due 07/25/2049		27,282	28,798
4.586% due 09/25/2057 ~		22,803	19,785
6.306% due 07/25/2050 ~		22,835	22,566
11.603% due 10/25/2058 ~		9,563	8,187
Cross Mortgage Trust
6.093% due 04/25/2069 þ		34,320	34,281
6.147% due 07/25/2069 þ		30,200	30,281
6.272% due 06/25/2069 þ		42,836	42,979
6.615% due 03/25/2068 þ		27,247	27,450
CRSNT Commercial Mortgage Trust 0.000% due 04/15/2036 ~(a)		175,301	0
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		62	62
3.617% due 11/15/2048		4,146	4,094
Cupressus Mortgages Holdco SARL 1.000% due 10/24/2050 «	GBP	2,000	2,056
DBGS Mortgage Trust
3.843% due 04/10/2037		$1,690	1,484
6.838% due 10/15/2036 •		26,500	25,700
DBJPM Mortgage Trust 1.818% due 09/15/2053 ~(a)		62,204	3,154
DC Commercial Mortgage Trust 6.314% due 09/12/2040		18,400	18,885
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.374% due 10/25/2035 «~		170	126
5.250% due 09/25/2035 ~		2,697	2,302
5.500% due 11/25/2035 «~		25	38
5.500% due 12/25/2035		1,285	1,046
5.600% due 07/25/2047 •		7,029	6,365
5.610% due 02/25/2047 •		1,222	681
5.700% due 08/25/2036 •		3,017	2,710
5.700% due 01/25/2047 •		2,416	2,147
5.720% due 08/25/2047 •		29,662	25,911

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.760% due 12/25/2036 •		2,233	2,006
5.760% due 03/25/2037 •		13,895	12,142
5.780% due 03/25/2037 •		15,677	7,946
5.840% due 08/25/2036 •		3,480	3,111
5.840% due 10/25/2036 •		13,433	3,771
5.840% due 08/25/2047 •		9,390	8,152
5.860% due 02/25/2047 •		7,574	6,775
5.923% due 04/25/2047 •		14,750	12,510
5.940% due 01/25/2047 •		1,966	1,623
6.020% due 08/25/2036 •		6,752	5,973
6.120% due 08/25/2037 •		6,246	4,906
6.160% due 06/25/2037 •		37,792	31,361
6.210% due 10/25/2047 •		23,941	18,056
6.250% due 11/25/2035 •		1,510	2,375
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.774% due 06/25/2036 ~		6,247	5,459
5.431% due 02/25/2036 ~		1,741	1,501
5.530% due 02/25/2036 ~		2,993	2,580
5.650% due 10/25/2036 ~		8,499	7,016
5.760% due 04/25/2037 •		22,834	15,561
5.900% due 10/25/2036 ~		3,649	3,008
6.369% due 10/25/2036 þ		585	482
6.386% due 10/25/2036 þ		92	76
6.420% due 07/25/2036 ~		5,347	4,395
6.600% due 10/25/2036 þ		2,532	2,090
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 6.665% due 06/25/2034 «~		4	4
Downey Savings & Loan Association Mortgage Loan Trust
5.593% due 03/19/2037 •		22,257	18,475
5.633% due 04/19/2047 •		68	70
5.653% due 10/19/2036 •		19,863	12,908
5.873% due 03/19/2045 •		980	887
5.953% due 02/19/2045 •		810	791
5.999% due 07/19/2044 «~		6	5
6.093% due 04/19/2046 •		3,426	2,738
6.113% due 09/19/2045 •		1,255	673
6.146% due 07/19/2044 ~		236	214
6.233% due 11/19/2044 •		1,617	1,542
6.253% due 11/19/2044 «•		31	28
6.273% due 09/19/2044 •		2,045	1,787
Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	0
0.000% due 11/28/2054 «~		27,883	34,432
0.000% due 11/28/2054 «(h)		9,973	12,316
5.884% due 11/28/2054 •		795,184	1,005,378
6.234% due 11/28/2054 •		66,488	84,055
6.584% due 11/28/2054 •		55,683	70,371
6.934% due 11/28/2054 •		49,866	63,018
7.634% due 11/28/2054 •		36,568	46,028
7.734% due 11/28/2054 •		9,510	12,021
7.884% due 11/28/2054 •		22,439	28,193
Durham Mortgages A PLC
0.000% due 05/28/2054 •		1,127,670	1,421,901
0.000% due 05/28/2054 (b)(h)		50,495	47,822
0.000% due 05/28/2054 (h)		10	12,857
E-MAC NL BV 6.142% due 07/25/2036 •	EUR	183	192
Ellington Financial Mortgage Trust 5.732% due 02/25/2068 þ		$9,156	9,080
EMF-UK PLC 6.333% due 03/13/2046 •	GBP	12,938	16,333
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «		150,216	153,782
Eurohome U.K. Mortgages PLC
5.502% due 06/15/2044 •		519	651
5.652% due 06/15/2044 •		5,200	6,383
5.702% due 09/15/2044 •		1,600	1,976
Eurosail PLC
5.593% due 03/13/2045 •		14,722	18,397
5.753% due 09/13/2045 •		16,110	20,186
5.803% due 09/10/2044 •		1,200	1,478
6.123% due 09/13/2045 •		20,989	25,363
6.303% due 06/13/2045 •		1,899	2,395
First Horizon Alternative Mortgage Securities Trust
0.090% due 04/25/2037 •(a)		$2,342	168
4.725% due 01/25/2036 ~		2,396	1,167
4.783% due 08/25/2035 ~		580	487
5.565% due 02/25/2036 «~		48	33
5.750% due 02/25/2036		2,331	988
5.750% due 04/25/2036 •		1,298	459
5.788% due 04/25/2035 ~		3,477	3,324
5.789% due 09/25/2036 ~		2,228	1,574
5.830% due 02/25/2037 «•		160	45
5.856% due 12/25/2035 ~		859	641
6.000% due 11/25/2036		915	238
6.020% due 08/25/2034 «~		54	52

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.066% due 09/25/2035 ~		645	556
6.121% due 04/25/2036 ~		672	547
6.250% due 11/25/2036		1,764	481
6.250% due 08/25/2037		83	32
6.293% due 08/25/2035 «~		3	2
6.824% due 02/25/2035 ~		356	328
6.911% due 03/25/2035 ~		185	176
First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 «~		37	1
4.844% due 11/25/2037 ~		24	10
4.926% due 10/25/2035 ~		418	376
5.141% due 01/25/2037 ~		340	180
5.165% due 05/25/2037 ~		1,408	595
5.750% due 05/25/2037		139	49
6.231% due 08/25/2035 ~		36	25
Formentera Issuer PLC 6.033% due 07/28/2047 •	GBP	38,829	49,126
Fremont Home Loan Trust 6.285% due 01/25/2034 •		$1,227	1,162
GCAT Trust
4.250% due 05/25/2067 ~		18,199	16,845
6.007% due 01/25/2059 þ		17,935	17,910
6.085% due 06/25/2059 þ		26,452	26,499
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		4,655	4,365
GMAC Mortgage Corp. Loan Trust
3.651% due 11/19/2035 ~		94	81
3.725% due 03/18/2035 «~		2	2
4.069% due 03/18/2035 «~		253	206
4.262% due 11/19/2035 «~		66	53
6.966% due 03/18/2035 «~		83	79
Grace Trust 0.390% due 12/10/2040 ~(a)		174,400	2,816
Great Hall Mortgages PLC
3.845% due 03/18/2039 •	EUR	153	164
5.653% due 06/18/2039 •	GBP	25,290	31,290
5.763% due 06/18/2039 •		$184	183
GreenPoint Mortgage Funding Trust
5.820% due 01/25/2037 •		5,454	4,730
5.860% due 03/25/2047 •		9,182	8,092
5.880% due 04/25/2036 •		6,132	5,203
5.900% due 10/25/2046 •		8,702	7,886
5.920% due 06/25/2045 •		1,382	985
5.940% due 08/25/2045 «•		127	97
5.980% due 10/25/2045 •		253	247
6.000% due 11/25/2045 •		26	23
6.080% due 10/25/2045 •		2,756	2,526
6.100% due 09/25/2046 •		4,467	3,514
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	13,830	14,452
Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	16,043
6.433% due 03/14/2053 •		488,492	620,489
7.233% due 03/14/2053 •		64,660	82,407
8.233% due 03/14/2053 •		30,790	39,272
9.233% due 03/14/2053 •		24,633	31,316
10.733% due 03/14/2053 •		15,395	19,467
12.233% due 03/14/2053 •		9,237	11,673
13.233% due 03/14/2053 •		21,595	29,082
GS Mortgage Securities Corp. 0.395% due 05/03/2032 ~(a)		$179,000	295
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		41,603	32,177
6.576% due 07/15/2035 •		6,688	5,038
6.694% due 12/15/2036 •		3,000	2,984
8.729% due 08/15/2039 •		5,200	5,212
GS Mortgage Securities Trust
0.087% due 08/10/2044 ~(a)		1,273	0
0.552% due 08/10/2043 ~(a)		16,616	128
0.686% due 11/10/2049 ~(a)		114,615	1,173
3.120% due 05/10/2050		192	191
3.278% due 10/10/2048		1,691	1,660
3.365% due 11/10/2047		183	182
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		323	309
0.000% due 06/25/2061 ~(a)		627,755	23,291
0.000% due 01/25/2062 ~(a)		739	719
0.000% due 02/27/2062 (h)		1,271	1,005
0.000% due 02/25/2063 (h)		1,317	1,245
0.000% due 07/25/2063 (h)		751	718
0.000% due 03/25/2064 (b)(h)		73	72
0.000% due 03/25/2064 (h)		1,841	1,794
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.660% due 03/25/2052 ~(a)		255,485	9,194
1.625% due 06/25/2061 ~		186,788	167,099
2.250% due 06/25/2061 ~		24,938	20,085

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

2.500% due 03/25/2052 ~	255,485	203,730
2.500% due 06/25/2061 ~	24,253	19,428
2.750% due 06/25/2061 ~	19,676	15,473
2.953% due 03/25/2064 ~	603,672	533,411
2.956% due 03/25/2052 ~	3,749	1,411
3.160% due 03/25/2052 ~	19,624	16,049
3.750% due 07/25/2061 ~	27,268	25,837
3.915% due 02/25/2063 ~	358,112	298,456
4.042% due 06/25/2061 ~	55,798	40,743
4.121% due 01/25/2062 ~	858,703	790,562
4.143% due 02/27/2062 ~	361,272	309,144
4.380% due 07/25/2063 ~	445,694	403,988
4.484% due 12/27/2067 ~	581,397	487,437
6.524% due 06/25/2063 ~	403,622	407,230
6.827% due 03/25/2064 ~	433,516	449,200
GSC Capital Corp. Mortgage Trust 5.860% due 02/25/2036 •	3,643	3,321
GSCG Trust 2.936% due 09/06/2034	12,950	9,790
GSMPS Mortgage Loan Trust
5.810% due 01/25/2035 •	14,908	12,642
5.810% due 03/25/2035 •	2,349	2,137
5.860% due 06/25/2034 •	23,168	20,383
7.071% due 10/20/2032 ~	8,096	7,176
GSMSC Pass-Through Trust
3.293% due 09/25/2036 ~	714	220
7.500% due 10/25/2036 ~	1,006	124
GSMSC Resecuritization Trust
4.089% due 04/26/2037 •	46,330	25,587
5.574% due 02/26/2037 •	21,442	19,761
5.600% due 10/26/2036 •	26,905	24,800
GSR Mortgage Loan Trust
3.667% due 01/25/2035 «~	9	7
4.308% due 05/25/2037 ~	1,403	1,199
4.373% due 04/25/2036 ~	759	492
4.375% due 11/25/2035 ~	9	8
4.393% due 05/25/2037 ~	953	526
4.514% due 05/25/2035 ~	553	440
4.608% due 01/25/2036 «~	7	7
4.619% due 01/25/2036 ~	1,460	1,316
4.673% due 08/25/2034 «~	21	18
4.684% due 04/25/2035 «~	57	52
4.726% due 08/25/2034 «~	253	229
5.000% due 07/25/2036 «	5	0
5.055% due 11/25/2035 «~	6	5
5.098% due 04/25/2035 «~	23	20
5.125% due 12/25/2034 «~	366	71
5.167% due 09/25/2034 «~	5	4
5.500% due 03/25/2036	535	645
5.500% due 03/25/2036 «	257	285
5.500% due 01/25/2037 «	330	891
5.546% due 09/25/2035 «~	220	190
5.655% due 07/25/2035 ~	899	599
5.750% due 02/25/2036 «	260	208
5.760% due 03/25/2037 «~	374	316
5.780% due 11/25/2035 ~	150	78
5.900% due 08/25/2046 •	43,701	9,841
5.910% due 07/25/2037 «•	137	32
5.968% due 08/25/2034 «~	171	155
5.980% due 08/25/2046 •	34,126	8,079
6.000% due 11/25/2035 «	244	86
6.000% due 02/25/2036	348	153
6.000% due 03/25/2036	10,398	3,516
6.000% due 06/25/2036 «	385	604
6.000% due 07/25/2036	1,573	881
6.000% due 09/25/2036	1,289	584
6.000% due 01/25/2037 «	38	22
6.167% due 01/25/2035 ~	182	168
6.250% due 10/25/2036	10,575	9,322
6.500% due 09/25/2036	1,204	579
6.500% due 10/25/2036	555	226
6.542% due 10/25/2035 «~	251	227
6.564% due 05/25/2035 «~	414	289
6.644% due 05/25/2035 ~	2,325	1,935
6.644% due 07/25/2035 ~	919	475
6.940% due 04/25/2032 «•	8	6
7.375% due 07/25/2035 «~	156	146
HarborView Mortgage Loan Trust
4.072% due 08/19/2036 «~	222	180
4.231% due 06/19/2036 ~	249	103
4.537% due 12/19/2035 ~	1,428	727
4.640% due 06/19/2036 ~	98	47
5.048% due 06/19/2045 •	3,820	1,723
5.111% due 07/19/2035 ~	3,875	2,830
5.620% due 05/25/2038 •	10,517	8,044
5.713% due 03/19/2037 •	20,627	18,197

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.753% due 01/25/2047 •		9,007	7,949
5.793% due 12/19/2036 •		35	31
5.795% due 11/19/2036 •		3,649	2,973
5.833% due 09/19/2037 •		7,249	5,929
5.833% due 02/19/2046 •		1,311	1,142
5.863% due 12/19/2036 •		30,681	23,594
5.873% due 11/19/2036 •		1,455	1,286
5.933% due 01/19/2036 •		93	93
5.933% due 12/19/2036 •		2,052	1,923
5.953% due 01/19/2036 •		351	213
5.993% due 03/19/2035 •		1,053	1,037
5.993% due 07/19/2045 •		8,671	7,884
6.003% due 12/19/2036 •		5,313	4,441
6.013% due 02/19/2036 •		3,891	1,860
6.013% due 10/20/2045 •		6,025	3,885
6.033% due 07/19/2045 «•		26	21
6.073% due 11/19/2035 •		389	255
6.073% due 08/19/2045 •		207	187
6.093% due 01/19/2035 •		138	110
6.113% due 09/19/2035 •		913	582
6.153% due 01/19/2035 •		747	672
6.183% due 08/19/2034 «~		419	392
6.213% due 01/19/2035 «•		139	125
6.233% due 12/19/2034 •		2,320	2,010
6.253% due 11/19/2034 «•		96	82
6.253% due 12/19/2034 «•		25	21
6.273% due 12/19/2034 •		11,217	9,171
6.313% due 11/19/2034 •		11,098	7,760
6.567% due 12/19/2035 «~		81	56
6.569% due 06/19/2034 «•		14	13
6.575% due 12/19/2035 ~		2	2
6.635% due 11/19/2034 «~		16	15
7.153% due 01/19/2036 •		8,738	3,559
7.460% due 10/25/2037 •		10,431	9,250
Harbour PLC 6.733% due 01/28/2054 •	GBP	21,701	27,274
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	1,083
2.828% due 11/05/2035		71,800	62,634
HomeBanc Mortgage Trust
4.899% due 04/25/2037 ~		3,566	3,084
5.980% due 01/25/2036 •		2,469	2,316
6.150% due 07/25/2035 •		949	948
6.435% due 12/25/2034 •		165	151
6.585% due 03/25/2035 «•		76	45
6.660% due 03/25/2035 «•		102	58
Homeward Opportunities Fund Trust 5.082% due 07/25/2067 þ		8,422	8,326
HPLY Trust 7.792% due 11/15/2036 •		17,630	17,439
HSI Asset Loan Obligation Trust
3.742% due 09/25/2037 ~		801	648
4.589% due 09/25/2037 ~		10,840	8,641
4.991% due 01/25/2037 ~		2,418	1,819
5.278% due 01/25/2037 ~		746	482
HSI Asset Securitization Corp. Trust
6.420% due 07/25/2035 •		784	749
6.450% due 07/25/2035 •		1,601	1,333
ILPT Commercial Mortgage Trust 7.574% due 10/15/2039 •		27,100	26,978
IM Pastor Fondo de Titluzacion Hipotecaria 3.840% due 03/22/2044 •	EUR	10,574	9,991
Impac CMB Trust
5.740% due 10/25/2035 •		$4,022	3,573
5.980% due 04/25/2035 •		1,169	1,093
6.100% due 09/25/2034 «•		20	19
6.100% due 03/25/2035 •		3,467	3,242
6.180% due 05/25/2035 «•		31	26
Impac Secured Assets Trust
5.450% due 03/25/2033 ~		1,369	1,316
5.860% due 05/25/2036 «•		15	11
5.940% due 03/25/2037 •		26,530	21,858
5.940% due 09/25/2037 •		5,560	4,579
5.980% due 01/25/2037 •		17,449	14,269
6.160% due 05/25/2036 •		297	260
6.180% due 09/25/2037 •		8,204	6,802
6.220% due 05/25/2037 •		10,751	8,723
7.560% due 05/25/2036 «•		305	291
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~		4	4
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037		1,842	802
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,325	6,314
6.500% due 09/25/2037		90	49

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

IndyMac INDA Mortgage Loan Trust
3.414% due 11/25/2037 ~	7,250	5,836
3.448% due 11/25/2035 ~	214	158
3.694% due 01/25/2036 ~	1,512	1,132
3.780% due 09/25/2036 ~	2,727	2,062
4.014% due 03/25/2037 ~	723	538
4.284% due 09/25/2037 ~	10,218	5,325
5.626% due 01/25/2036 ~	69	63
IndyMac INDX Mortgage Loan Trust
3.215% due 06/25/2037 ~	4,167	2,372
3.247% due 01/25/2036 «~	33	28
3.285% due 06/25/2037 ~	8,908	6,836
3.380% due 05/25/2036 ~	13,408	8,784
3.394% due 08/25/2037 ~	56	39
3.474% due 05/25/2037 ~	3,253	2,503
3.478% due 05/25/2037 •	39,580	28,588
3.502% due 06/25/2036 ~	190	116
3.511% due 06/25/2035 «~	45	33
3.537% due 06/25/2036 ~	471	396
3.553% due 07/25/2037 ~	17,229	10,548
3.615% due 01/25/2035 «~	312	274
3.644% due 05/25/2036 ~	8,527	7,767
3.675% due 06/25/2036 ~	19,712	13,126
3.705% due 10/25/2035 ~	4,938	3,860
3.791% due 02/25/2036 ~	2,267	1,591
3.804% due 08/25/2035 ~	6,016	4,330
3.847% due 05/25/2037 ~	16,046	10,479
3.969% due 09/25/2036 ~	58	37
3.979% due 09/25/2035 ~	4,958	3,926
3.979% due 11/25/2035 ~	2,048	1,860
4.142% due 12/25/2035 ~	997	550
4.165% due 11/25/2035 ~	6,670	4,502
4.177% due 07/25/2036 ~	6,018	4,145
4.382% due 12/25/2035 ~	4,731	3,454
4.490% due 03/25/2035 «~	41	39
4.639% due 08/25/2035 ~	1,735	1,523
4.650% due 01/25/2037 ~	3,570	2,958
4.671% due 03/25/2035 «~	15	13
4.807% due 07/25/2035 ~	4,253	2,268
5.700% due 07/25/2036 •	5,140	4,918
5.702% due 04/25/2035 «~	8	8
5.720% due 10/25/2036 •	51	44
5.760% due 06/25/2037 •	8,014	2,797
5.840% due 09/25/2046 •	6,412	5,385
5.860% due 10/25/2036 •	2,012	1,747
5.860% due 06/25/2046 •	11,700	8,907
5.860% due 11/25/2046 •	20,332	18,172
5.880% due 04/25/2046 •	5,747	4,702
5.880% due 05/25/2046 •	27,010	23,297
5.900% due 04/25/2046 •	4,664	3,816
5.920% due 04/25/2035 •	1,661	1,477
5.920% due 09/25/2046 •	4,950	4,646
5.940% due 04/25/2035 •	3,913	3,043
5.940% due 07/25/2035 •	1,050	944
5.940% due 06/25/2037 •	12,709	11,179
5.960% due 02/25/2037 •	13,512	8,481
5.980% due 06/25/2035 •	3,115	2,440
5.980% due 07/25/2035 •	10,957	7,143
6.020% due 03/25/2035 «•	328	311
6.020% due 07/25/2035 •	1,506	1,146
6.040% due 11/25/2036 •	5,881	5,274
6.100% due 02/25/2035 •	987	873
6.100% due 07/25/2045 •	2,654	2,052
6.140% due 02/25/2035 •	736	620
6.160% due 01/25/2035 •	1,219	898
6.260% due 08/25/2034 «•	52	43
6.260% due 11/25/2034 •	4	4
6.260% due 07/25/2046 •	1,132	948
6.340% due 09/25/2034 «•	55	45
7.020% due 10/25/2036 •	6,894	3,549
InTown Mortgage Trust 7.818% due 08/15/2039 •	6,175	6,197
JP Morgan Alternative Loan Trust
4.295% due 05/25/2036 ~	595	332
5.820% due 06/25/2037 •	30,483	15,411
5.843% due 05/26/2037 ~	23,505	2,162
5.860% due 06/25/2037 •	11,006	3,969
6.000% due 03/25/2036 «	244	121
6.000% due 03/25/2036	1,348	686
6.000% due 12/27/2036	20,958	10,650
6.500% due 03/25/2036	3,986	2,212
6.500% due 12/25/2036 þ	37,438	30,066
6.810% due 08/25/2036 þ	11,832	11,070
JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	1,278
0.613% due 10/05/2040 ~(a)	217,800	3,297

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

1.081% due 04/15/2046 ~		5,184	0
1.463% due 08/15/2049 ~(a)		120,382	2,633
1.974% due 01/05/2040		15,870	13,447
2.287% due 03/05/2042		33,500	28,440
4.128% due 07/05/2031		27,783	25,200
5.925% due 04/15/2037 •		37,271	35,606
6.453% due 06/15/2038 •		19,290	19,018
6.558% due 11/15/2038 •		1,350	1,342
6.743% due 03/15/2036 •		5,000	4,450
7.235% due 10/05/2040		70,400	74,087
JP Morgan Mortgage Trust
4.296% due 10/25/2036 ~		596	426
4.458% due 01/25/2037 «~		249	181
4.522% due 05/25/2036 ~		1,579	1,253
4.522% due 05/25/2036 «~		254	197
4.536% due 04/25/2037 «~		312	239
4.536% due 04/25/2037 ~		3,322	2,606
4.623% due 08/25/2035 «~		2	2
4.625% due 07/25/2063 ~		36,166	34,544
4.660% due 10/25/2036 ~		205	116
4.750% due 01/25/2063 ~		13,329	12,675
4.756% due 06/25/2037 ~		204	155
4.941% due 05/25/2036 «~		6	5
4.941% due 05/25/2036 ~		660	546
4.946% due 08/25/2035 ~		536	432
4.987% due 11/25/2035 ~		3,355	2,665
4.994% due 06/25/2036 «~		111	72
5.006% due 09/25/2035 «~		98	87
5.021% due 11/25/2035 «~		107	83
5.033% due 11/25/2035 «~		11	8
5.069% due 08/25/2036 ~		4,934	3,909
5.093% due 08/25/2036 ~		1,831	1,409
5.112% due 04/25/2036 ~		4,589	3,903
5.135% due 12/26/2037 ~		4,110	3,138
5.156% due 02/25/2036 ~		1,425	991
5.181% due 10/25/2033 «~		13	12
5.182% due 05/25/2036 ~		498	429
5.240% due 10/25/2035 ~		164	126
5.250% due 11/25/2063 ~		906	889
5.266% due 07/25/2035 «~		90	81
5.301% due 10/25/2035 «~		29	27
5.301% due 10/25/2035 ~		149	142
5.312% due 06/25/2036 ~		1,461	981
5.312% due 06/25/2036 «~		249	163
5.364% due 04/25/2037 «~		396	279
5.441% due 08/25/2036 ~		381	308
5.483% due 06/25/2037 ~		2,331	1,776
5.489% due 04/25/2035 «~		32	29
5.500% due 09/25/2035		1,947	1,448
5.500% due 09/25/2035 «		93	66
5.500% due 01/25/2036		605	262
5.500% due 08/25/2037		2,032	863
5.514% due 07/25/2035 «~		183	168
5.519% due 04/25/2035 «~		83	76
5.549% due 04/25/2036 ~		572	478
5.550% due 07/25/2035 «~		4	4
5.554% due 10/25/2037 ~		4,588	3,598
5.562% due 02/25/2034 «~		2	2
5.601% due 07/25/2035 ~		537	505
5.601% due 07/25/2035 «~		24	21
5.643% due 02/25/2035 «~		6	5
5.680% due 06/25/2035 ~		546	529
5.750% due 03/25/2037 «		343	123
5.764% due 06/25/2035 «~		32	30
5.834% due 08/25/2035 ~		401	385
5.921% due 10/25/2035 «~		5	4
5.963% due 06/25/2035 «~		35	27
5.990% due 07/25/2064 ~		16,789	16,787
6.000% due 10/25/2034		1,772	1,323
6.000% due 07/25/2036		2,257	1,070
6.000% due 06/25/2037		10,981	4,123
6.000% due 08/25/2037		14,941	6,894
6.123% due 10/25/2036 ~		619	485
6.408% due 07/25/2035 «~		17	16
6.500% due 09/25/2035 «		125	77
7.000% due 08/25/2037		782	410
JP Morgan Resecuritization Trust 3.888% due 11/26/2036 •		7,757	7,237
JPMDB Commercial Mortgage Securities Trust 0.828% due 12/15/2049 ~(a)		159,499	2,084
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	5,054
0.000% due 10/28/2051 (h)		10,711	12,909
6.033% due 10/28/2051 •		171,357	216,745
6.633% due 10/28/2051 •		21,423	27,089
6.983% due 10/28/2051 •		21,423	27,080

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

7.433% due 10/28/2051 •		12,854	16,221
8.233% due 10/28/2051 •		7,141	8,997
10.233% due 10/28/2051 •		12,139	15,072
Kinbane DAC
4.450% due 09/25/2062 ~	EUR	40,059	42,695
5.000% due 09/25/2062 ~		28,699	30,533
5.500% due 09/25/2062 ~		19,800	21,303
6.000% due 09/25/2062 ~		11,900	13,109
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	14,001
2.250% due 02/22/2045		26,742	19,945
6.153% due 02/22/2045 •		135,438	169,695
7.353% due 02/22/2045 •		82,543	101,213
Landmark Mortgage Securities PLC
4.128% due 06/17/2039 •	EUR	851	893
5.553% due 06/17/2039 •	GBP	3,596	4,452
5.632% due 04/17/2044 •		19,482	24,027
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$745,315	5,219
0.000% due 07/25/2057 (h)		690	658
0.000% due 07/25/2057 ~		225,356	203,156
0.000% due 04/25/2058 ~		402	378
0.000% due 08/26/2058 (h)		732	643
0.000% due 01/28/2070 ~		4,623	3,309
0.125% due 12/26/2057 ~(a)		363,502	1,722
1.291% due 12/26/2057 ~(a)		85,566	1,038
1.650% due 11/25/2060 þ		15,667	15,287
2.999% due 12/25/2056 ~		745,315	574,885
3.750% due 04/25/2058 ~		112,343	107,901
3.842% due 06/25/2057 ~		102,542	89,876
4.000% due 02/25/2058 ~		146,317	143,434
4.000% due 04/25/2058 ~		106,604	94,362
4.000% due 08/26/2058 ~		56,283	56,152
4.129% due 04/25/2058 ~		51,983	28,272
4.195% due 01/25/2058 ~		163,502	145,634
4.250% due 02/25/2058 ~		132,996	127,613
4.250% due 08/26/2058 ~		357,273	341,349
4.326% due 02/25/2058 ~		132,995	88,636
4.470% due 08/26/2058 ~		178,636	127,766
4.500% due 02/25/2058 ~		132,996	119,513
4.541% due 12/26/2057 ~		273,713	209,197
5.488% due 01/28/2070 ~		409,945	393,622
7.208% due 01/28/2070 •		32,240	32,290
7.250% due 02/25/2060 þ		8,988	9,021
Lehman Mortgage Trust
1.240% due 03/25/2037 •(a)		11,859	994
4.505% due 12/25/2035 ~		2,881	491
4.773% due 07/25/2037 ~		2,799	1,460
5.096% due 01/25/2036 ~		753	685
5.500% due 12/25/2035 «		26	13
5.772% due 04/25/2036 ~		2,812	1,753
5.880% due 12/25/2036 •		5,849	1,253
6.000% due 07/25/2036 •		4,795	1,823
6.000% due 08/25/2037		1,346	1,195
6.360% due 12/25/2035 •		592	355
6.500% due 09/25/2037		4,650	1,546
Lehman XS Trust
5.610% due 07/25/2035 þ		568	481
5.760% due 11/25/2035 •		8	8
5.840% due 12/25/2036 •		2,286	1,663
5.840% due 11/25/2046 •		139	117
5.860% due 08/25/2046 •		7,032	6,943
5.860% due 11/25/2046 •		9,651	8,822
5.860% due 03/25/2047 •		9,002	7,630
5.860% due 07/25/2047 •		7,629	7,298
5.880% due 09/25/2046 «•		73	68
5.940% due 03/25/2047 •		12,855	11,010
6.060% due 12/25/2035 «•		6	4
6.060% due 08/25/2037 •		21,800	19,216
6.560% due 07/25/2047 •		25,828	17,191
6.653% due 03/25/2047 •		360	305
Ludgate Funding PLC
4.068% due 01/01/2061 •	EUR	1,644	1,708
5.513% due 01/01/2061 •	GBP	16,625	20,434
5.542% due 12/01/2060 •		6,840	8,431
5.953% due 01/01/2061 •		4,138	5,141
Luminent Mortgage Trust
5.800% due 12/25/2036 •		$8,950	7,635
5.860% due 02/25/2046 •		75	54
6.020% due 05/25/2037 •		2,963	2,842
Lux Trust 8.019% due 08/15/2040 •		36,100	36,361
LUXE Commercial Mortgage Trust
7.694% due 10/15/2038 •		28,799	28,605
8.194% due 10/15/2038 •		38,383	38,051

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Manhattan West Mortgage Trust 0.283% due 09/10/2039 ~(a)		807,900	4,691
Mansard Mortgages PLC 6.002% due 12/15/2049 •	GBP	4,855	6,097
MASTR Adjustable Rate Mortgages Trust
3.272% due 07/25/2035 ~		$620	524
3.501% due 07/25/2035 «~		139	115
3.860% due 09/25/2035 ~		729	430
4.187% due 09/25/2033 «~		331	300
4.428% due 10/25/2034 ~		136	119
4.534% due 12/25/2033 «~		15	15
4.608% due 11/25/2036 «~		37	19
5.214% due 01/25/2036 ~		1,725	1,582
5.796% due 09/25/2034 «~		25	22
5.940% due 05/25/2037 •		766	311
5.994% due 11/21/2034 «~		133	121
6.080% due 09/25/2037 «•		1	1
6.125% due 07/25/2034 «~		84	75
6.140% due 05/25/2047 •		5,903	4,286
6.141% due 05/25/2034 «~		63	56
6.375% due 12/21/2034 «~		45	41
6.415% due 04/21/2034 «~		12	11
6.560% due 09/25/2037 •		22,231	8,750
6.750% due 10/25/2032 «~		30	28
7.125% due 12/25/2033 «~		16	15
7.247% due 06/25/2035 «~		41	36
MASTR Alternative Loan Trust
5.500% due 07/25/2034		805	778
5.500% due 08/25/2034		1,635	1,545
5.750% due 11/25/2033		1,598	1,512
7.000% due 06/25/2034 «		9	9
MASTR Asset Securitization Trust
5.500% due 06/26/2034 «		7	7
6.000% due 06/25/2036 •		1,039	607
6.000% due 06/25/2036 «		131	72
MASTR Reperforming Loan Trust
4.120% due 05/25/2036 «~		136	104
5.810% due 05/25/2035 •		1,493	760
5.820% due 07/25/2035 •		15,877	7,995
MASTR Seasoned Securitization Trust
5.884% due 10/25/2032 «~		71	68
6.219% due 10/25/2032 «~		9	8
6.273% due 10/25/2032 «~		35	32
6.283% due 05/25/2032 «~		144	135
6.500% due 08/25/2032 «~		19	18
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143% due 11/15/2031 •		53	49
6.183% due 09/15/2030 «•		57	55
Merrill Lynch Alternative Note Asset Trust
4.778% due 06/25/2037 ~		21,427	10,368
5.600% due 01/25/2037 •		51,726	14,638
5.760% due 01/25/2037 •		6,552	1,850
5.860% due 03/25/2037 •		7,604	1,931
6.060% due 03/25/2037 •		217	52
Merrill Lynch Mortgage Investors Trust
4.303% due 03/25/2036 ~		1,544	747
4.340% due 05/25/2034 «~		46	38
4.902% due 09/25/2035 ~		28	21
4.985% due 04/25/2035 «~		27	23
5.251% due 07/25/2035 ~		289	124
5.495% due 06/25/2037 ~		104	93
5.630% due 09/25/2033 «~		5	4
5.759% due 02/25/2034 «~		36	31
5.760% due 09/25/2037 •		5,593	3,110
5.783% due 02/25/2035 «~		70	60
5.783% due 02/25/2035 ~		624	586
5.796% due 05/25/2036 «~		152	139
5.801% due 05/25/2036 «~		5	5
5.804% due 12/25/2035 «~		34	16
5.847% due 12/25/2034 «~		6	6
5.874% due 07/25/2035 ~		366	321
5.920% due 04/25/2029 •		264	242
5.920% due 03/25/2030 «•		40	36
5.920% due 09/25/2037 •		10,073	5,671
6.085% due 05/25/2029 «~		39	34
6.120% due 06/25/2028 •		449	406
6.120% due 11/25/2029 •		512	454
6.140% due 04/25/2028 «•		3	3
6.174% due 03/25/2030 «•		82	69
6.189% due 07/25/2030 «•		73	68
6.196% due 05/25/2036 «~		79	74
6.208% due 02/25/2033 ~		11	10
6.250% due 10/25/2036		1,679	660
6.304% due 01/25/2030 «•		3	2
6.354% due 10/25/2028 «•		11	11
6.374% due 11/25/2029 «•		16	14

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.384% due 01/25/2029 «•	77	65
6.689% due 12/25/2034 «~	130	120
7.203% due 01/25/2029 ~	1,830	1,746
7.238% due 09/25/2029 «~	27	25
7.375% due 01/25/2029 «~	1	1
Merrill Lynch Mortgage-Backed Securities Trust
4.925% due 06/25/2037 «~	5	3
7.590% due 08/25/2036 •	3,114	2,667
MFA Trust
4.400% due 03/25/2068 þ	64,561	62,514
6.105% due 12/25/2068 þ	22,013	22,073
6.775% due 10/25/2058 þ	21,504	21,628
MKT Mortgage Trust 2.694% due 02/12/2040	16,065	12,988
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/2048	655	651
Morgan Stanley Capital Trust
0.818% due 11/12/2049 ~(a)	62	0
1.000% due 07/15/2053 ~(a)	54,413	2,510
1.954% due 07/15/2053 ~(a)	107,772	9,078
2.509% due 04/05/2042 ~	2,000	1,626
3.340% due 03/15/2049	3,960	3,872
6.528% due 07/15/2035 •	9,395	9,389
Morgan Stanley Mortgage Loan Trust
2.255% due 06/25/2037 ~	11,113	5,208
3.583% due 07/25/2035 ~	123	105
3.677% due 11/25/2037 ~	1,454	1,206
4.181% due 05/25/2036 ~	7,285	3,777
4.233% due 09/25/2035 ~	33	21
4.405% due 12/25/2037 ~	4,040	2,663
4.531% due 11/25/2035 «~	66	28
4.627% due 01/25/2035 «~	203	175
5.464% due 07/25/2034 «~	66	58
5.477% due 08/25/2034 «~	2	1
5.500% due 11/25/2035 «	40	33
5.545% due 08/25/2034 ~	466	421
5.606% due 10/25/2034 «~	21	19
5.740% due 01/25/2036 •	1,023	556
5.988% due 09/25/2034 «~	446	404
6.000% due 08/25/2037	272	97
6.000% due 10/25/2037	6,353	3,288
6.170% due 07/25/2034 «~	93	89
6.245% due 07/25/2035 «~	45	39
6.251% due 09/25/2034 «~	283	273
7.013% due 08/25/2036 þ	5,901	1,249
7.211% due 06/25/2036 ~	195	184
Morgan Stanley Re-REMIC Trust
3.730% due 06/26/2047 •	37,293	30,744
4.144% due 04/26/2047 •	28,388	18,950
4.233% due 06/26/2047 •	442	329
5.250% due 05/26/2037 ~	7,222	3,360
5.844% due 04/26/2047 ~	2,968	1,571
6.250% due 08/26/2047 ~	10,856	5,496
Mortgage Equity Conversion Asset Trust 5.600% due 05/25/2042 •	31,215	30,584
MortgageIT Mortgage Loan Trust
5.760% due 06/25/2047 •	1,348	1,086
5.880% due 04/25/2036 •	9,289	7,477
5.920% due 06/25/2047 •	10,637	8,702
5.960% due 11/25/2035 •	12,677	10,106
MSJP HAUL
0.562% due 09/05/2047 ~(a)	31,700	754
1.049% due 09/05/2047 ~(a)	53,100	1,480
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 «	397	333
6.500% due 02/25/2035	1,198	992
7.500% due 03/25/2034	1,392	1,236
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036	10,000	8,871
3.821% due 02/15/2039	29,500	27,084
3.917% due 11/15/2032 ~	24,287	21,978
New Orleans Hotel Trust 6.665% due 04/15/2032 •	14,615	14,103
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,599	1,504
3.750% due 11/25/2058 ~	19,464	18,178
6.864% due 10/25/2063 þ	148,787	150,610
New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)	458	444
0.000% due 09/25/2062 ~	171,591	147,182
0.000% due 09/25/2062 (h)	461	453
0.000% due 11/25/2063 «(h)	472	478
0.010% due 08/01/2063 «(c)	516	517
3.557% due 05/01/2058 ~	245,409	217,340
4.000% due 08/01/2036 «(c)	7,456	6,370
4.000% due 08/01/2063 «(c)	177,074	151,281

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.439% due 11/25/2063 ~		199,142	179,549
New York Mortgage Trust
3.750% due 02/25/2068 ~		12,741	11,748
6.120% due 08/25/2035 •		261	232
Newgate Funding PLC
4.319% due 12/15/2050 •	EUR	319	338
4.969% due 12/15/2050 •		1,733	1,791
5.219% due 12/15/2050 •		2,899	2,986
5.522% due 12/01/2050 •	GBP	1,248	1,537
6.352% due 12/15/2050 •		9,198	11,304
6.602% due 12/15/2050 •		2,599	3,162
NLT Trust 3.200% due 10/25/2062 ~		$15,820	14,020
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.769% due 10/25/2035 ~		254	213
5.146% due 02/25/2036 ~		629	456
5.500% due 05/25/2033 «		1	1
5.700% due 02/25/2036 «~		278	201
6.000% due 05/25/2033 «		2	2
6.020% due 04/25/2037 «•		38	38
6.215% due 08/25/2036 ~		4,085	1,164
6.431% due 08/25/2036 ~		10,148	2,893
6.458% due 08/25/2034 ~		1,132	1,101
6.460% due 05/25/2035 •		2,902	2,214
7.000% due 04/25/2033 «		5	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		96,616	76,731
0.751% due 10/25/2036 ~		6,526	3,624
4.248% due 10/26/2036 •		3,612	3,032
6.000% due 07/26/2037		14,300	5,267
6.360% due 07/25/2036 •		2,571	2,454
NovaStar Mortgage Funding Trust 0.536% due 09/25/2046 •		70,009	27,037
NRPLM Trust
4.439% due 11/25/2063 «~		8,457	7,568
4.459% due 09/27/2062		7,411	6,068
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •		26,300	25,305
OBX Trust
3.270% due 01/25/2062 ~		5,714	5,383
3.564% due 03/25/2053 ~		48,212	46,790
3.601% due 04/25/2053 ~		73,824	70,928
5.928% due 11/25/2063 þ		23,598	23,629
6.030% due 01/25/2064 þ		31,200	31,249
6.113% due 03/25/2063 þ		44,262	44,298
6.233% due 05/25/2064 þ		26,682	26,824
6.319% due 01/25/2062 þ		18,015	18,034
6.465% due 10/25/2063 þ		38,082	38,297
6.520% due 07/25/2063 þ		32,098	32,242
6.567% due 06/25/2063 þ		37,526	37,830
6.844% due 04/25/2063 þ		19,796	20,064
7.045% due 09/25/2063 þ		32,223	32,796
7.159% due 10/25/2063 þ		49,002	49,984
OPEN Trust 8.418% due 10/15/2028 •		83,334	84,485
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.480% due 07/25/2035 •		6,091	5,725
6.510% due 04/25/2035 •		1,946	1,922
PHH Alternative Mortgage Trust
6.000% due 02/25/2037		2,491	1,966
6.160% due 07/25/2037 •		811	778
Polaris PLC 6.000% due 12/23/2058 ~	GBP	2,982	3,771
PRET LLC
3.900% due 10/25/2063 ~		$21,208	20,277
7.125% due 04/25/2054 þ		61,200	61,245
Prime Mortgage Trust 7.000% due 07/25/2034 «		85	74
PRKCM Trust
6.333% due 03/25/2059 þ		26,609	26,686
6.431% due 05/25/2059 þ		986	991
6.584% due 09/25/2058 þ		35,349	35,522
7.225% due 11/25/2058 þ		21,301	21,691
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	64,560
4.764% due 10/29/2054 •		178,504	190,060
5.214% due 10/29/2054 •		52,929	56,015
5.514% due 10/29/2054 •		38,495	40,406
6.494% due 10/29/2054 •		28,871	30,245
8.364% due 10/29/2054 •		24,059	25,153
PRPM LLC
1.319% due 07/25/2051 þ		$2,216	1,989
1.455% due 10/25/2051 ~		6,443	5,795
3.750% due 03/25/2054 þ		8,367	7,998
4.000% due 06/25/2053 þ		39,337	38,011

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.000% due 11/25/2053 þ		3,932	3,786
4.000% due 01/25/2054 þ		2,095	2,012
4.000% due 05/25/2054 þ		1,000	961
4.200% due 12/25/2064 þ		14,364	13,816
6.265% due 12/25/2068 þ		10,814	10,824
6.327% due 06/25/2069 þ		20,800	20,864
7.026% due 03/25/2029 þ		60,977	61,263
PRPM Trust
6.221% due 11/25/2068 þ		6,409	6,407
6.250% due 08/25/2068 þ		32,130	32,018
RBSSP Resecuritization Trust
4.209% due 12/26/2036 ~		10,501	9,582
4.478% due 10/26/2036 ~		6,738	6,123
4.526% due 09/28/2047 ~		79,823	56,764
4.701% due 12/26/2036 ~		1,823	1,461
4.907% due 03/26/2037 •		25,894	21,263
5.048% due 03/26/2036 ~		5,555	3,784
5.156% due 08/26/2045 •		98	92
5.298% due 02/28/2047 ~		11,440	7,517
5.679% due 06/27/2036 •		1,000	821
7.189% due 12/26/2037 •		18,967	16,392
RCKT Mortgage Trust
6.141% due 04/25/2044 ~		74,324	74,310
6.147% due 06/25/2044 þ		76,577	77,117
6.808% due 09/25/2043 ~		12,161	12,261
Real Estate Asset Liquidity Trust 3.641% due 03/14/2061	CAD	9,277	6,766
Regal Trust 1.723% due 09/29/2031 «•		$22	21
Residential Accredit Loans, Inc. Trust
1.631% due 12/26/2034 «~		131	52
4.233% due 08/25/2035 ~		538	204
5.278% due 04/25/2035 ~		7,801	5,571
5.345% due 12/25/2035 ~		6,520	5,491
5.391% due 07/25/2035 ~		2,431	1,325
5.500% due 08/25/2035 «		17	14
5.500% due 08/25/2035		1,051	749
5.500% due 11/25/2035 •		2,105	1,690
5.500% due 06/25/2037		3,164	2,323
5.610% due 02/25/2047 •		31,554	10,615
5.619% due 06/25/2046 •		40,046	9,111
5.703% due 07/25/2035 ~		4,700	3,300
5.710% due 02/25/2036 •		6,073	3,809
5.744% due 07/25/2035 ~		824	765
5.750% due 01/25/2037		1,928	1,420
5.760% due 08/25/2035 •		2,275	1,659
5.760% due 04/25/2037 •		2,432	1,759
5.790% due 03/25/2037 •		156	33
5.800% due 01/25/2037 •		2,154	1,794
5.820% due 05/25/2036 •		5,513	4,841
5.820% due 07/25/2036 •		21,914	8,096
5.820% due 09/25/2036 •		5,944	5,376
5.820% due 11/25/2036 •		1,853	977
5.820% due 01/25/2037 •		503	334
5.840% due 09/25/2036 •		2,759	2,489
5.860% due 06/25/2036 «•		119	82
5.860% due 05/25/2047 •		4,687	4,051
5.870% due 09/25/2046 •		1,909	1,833
5.890% due 05/25/2046 •		11,373	9,591
5.980% due 12/25/2045 •		9,641	7,709
6.000% due 08/25/2035		314	266
6.000% due 10/25/2035		5,569	1,962
6.000% due 12/25/2035		4,808	4,022
6.000% due 12/25/2035 «		13	10
6.000% due 08/25/2036		12,956	10,386
6.000% due 08/25/2036 «		235	184
6.000% due 09/25/2036		1,829	1,401
6.000% due 01/25/2037		1,317	985
6.000% due 01/25/2037 «		72	54
6.000% due 02/25/2037		7,401	5,717
6.000% due 03/25/2037		6,353	5,203
6.000% due 05/25/2037		6,586	5,085
6.000% due 06/25/2037		12,027	9,148
6.000% due 05/25/2046 •		642	488
6.020% due 12/25/2045 •		283	196
6.060% due 04/25/2036 •		17,409	14,436
6.060% due 08/25/2036 •		3,320	2,511
6.153% due 01/25/2046 •		9,823	7,566
6.430% due 11/25/2037 ~		6,555	5,376
6.500% due 08/25/2036		14,253	11,448
6.500% due 02/25/2037		4,125	3,294
6.513% due 09/25/2045 •		262	219
6.653% due 08/25/2035 •		147	119
6.750% due 06/25/2037		6,201	2,537
8.273% due 08/25/2047 •		50,502	8,586

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031 «		43	37
7.500% due 07/25/2032 «		325	125
Residential Asset Securitization Trust
1.230% due 04/25/2037 •(a)		9,729	1,240
5.250% due 09/25/2033 «		343	315
5.500% due 07/25/2035		5,281	3,111
5.500% due 09/25/2035		18,727	8,933
5.770% due 04/25/2037 •		9,729	2,047
5.810% due 06/25/2036 •		5,882	1,714
6.000% due 02/25/2036		6,534	2,592
6.000% due 09/25/2036		4,451	1,421
6.000% due 11/25/2036		6,348	2,193
6.000% due 01/25/2037		3,344	1,064
6.000% due 03/25/2037		6,765	2,056
6.000% due 04/25/2037		535	278
6.000% due 05/25/2037		6,500	3,348
6.000% due 07/25/2037		9,961	3,685
6.000% due 08/25/2037		640	323
6.160% due 07/25/2036 •		4,306	2,860
6.250% due 11/25/2036		11,670	4,197
6.500% due 09/25/2036		3,265	1,135
6.500% due 04/25/2037		19,150	4,967
Residential Funding Mortgage Securities, Inc. Trust
0.000% due 06/20/2048 •	GBP	390,088	492,794
0.000% due 06/20/2048 «(h)		950	8
0.000% due 06/20/2048 ~		1,900	2,232
4.326% due 08/25/2035 ~		$1,516	630
5.500% due 03/25/2037		1,895	1,283
5.541% due 10/25/2037 ~		4,420	2,654
5.644% due 09/25/2036 «~		17	15
5.750% due 09/25/2036 «		285	213
5.787% due 10/25/2037 ~		2,850	2,453
5.904% due 07/27/2037 «~		99	77
6.000% due 04/25/2037		1,128	851
6.000% due 04/25/2037 •		59	45
6.000% due 10/25/2037 «		367	195
6.057% due 04/25/2037 «~		342	288
6.500% due 03/25/2032 «		33	31
Resloc U.K. PLC 3.879% due 12/15/2043 •	EUR	4,177	4,352
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	101,475
0.010% due 08/20/2056 «		24,190	29,645
0.070% due 08/28/2056 (a)		2,143	2
6.134% due 08/28/2056 •		123,878	156,443
6.384% due 08/28/2056 •		78,831	99,311
6.734% due 08/28/2056 •		45,046	56,717
7.534% due 08/28/2056 •		11,260	14,195
8.234% due 08/28/2056 •		8,403	10,624
8.484% due 08/28/2056 •		15,766	19,889
9.534% due 08/28/2056 •		9,008	11,316
RMAC PLC 6.434% due 02/15/2047 •		9,003	11,454
RMAC Securities PLC
3.893% due 06/12/2044 •	EUR	1,224	1,279
4.013% due 06/12/2044 •		2,463	2,541
5.503% due 06/12/2044 •	GBP	8,306	10,192
5.523% due 06/12/2044 •		4,312	5,280
5.783% due 06/12/2044 •		$20,479	19,949
Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	915	980
1.000% due 06/28/2058 ~		23,143	18,702
4.000% due 06/28/2058 ~		63,499	32,680
4.786% due 06/28/2058 •		556,556	598,260
4.886% due 06/28/2058 •		39,593	42,392
5.086% due 06/28/2058 •		33,617	35,721
5.886% due 06/28/2058 •		28,014	29,631
6.886% due 06/28/2058 •		16,808	17,625
7.386% due 06/28/2058 •		8,964	9,127
Sequoia Mortgage Trust
3.001% due 08/20/2047 ~		$2,847	1,880
3.914% due 09/20/2046 ~		207	138
4.121% due 07/20/2037 ~		2,770	1,973
4.180% due 09/20/2046 ~		1,445	829
4.505% due 02/20/2047 ~		1,328	1,035
4.783% due 07/20/2037 ~		469	351
6.073% due 08/20/2034 «•		160	138
6.113% due 06/20/2033 «•		51	49
6.133% due 10/20/2034 •		1,233	1,101
6.153% due 07/20/2033 •		104	100
6.213% due 10/20/2027 «•		4	3
6.213% due 04/20/2033 «•		22	20
6.218% due 10/20/2034 «•		81	63
6.253% due 10/20/2027 «•		7	6
6.388% due 11/20/2034 «•		67	57

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.472% due 04/20/2033 «•		218	193
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		1,900	1,801
Shamrock Residential DAC
4.448% due 01/24/2061 •	EUR	6,549	7,009
4.598% due 06/24/2071 •		16,746	17,918
SMRT Commercial Mortgage Trust 6.329% due 01/15/2039 •		$74,604	73,733
Stratton Mortgage Funding PLC
0.000% due 06/20/2060 •	GBP	176,600	223,910
6.134% due 06/28/2050 •		35,900	45,381
Structured Adjustable Rate Mortgage Loan Trust
3.832% due 08/25/2036 ~		$10,653	8,296
3.948% due 02/25/2036 ~		316	263
4.051% due 11/25/2035 ~		153	135
4.107% due 05/25/2036 ~		3,686	1,997
4.172% due 11/25/2035 «~		30	26
4.216% due 09/25/2036 ~		6,288	4,279
4.344% due 09/25/2036 ~		6,489	5,928
4.421% due 05/25/2036 ~		5,534	3,845
4.553% due 01/25/2037 ~		2,928	2,075
4.623% due 07/25/2037 «~		25	15
4.637% due 03/25/2035 ~		5,338	4,279
4.736% due 01/25/2036 ~		2,703	1,372
4.816% due 07/25/2035 ~		1,371	1,140
4.821% due 11/25/2035 «~		195	118
4.825% due 08/25/2035 ~		771	647
5.099% due 04/25/2035 ~		35	31
5.136% due 05/25/2035 ~		1,040	805
5.160% due 09/25/2035 ~		835	724
5.206% due 03/25/2036 ~		599	456
5.259% due 12/25/2035 ~		132	76
5.260% due 12/25/2034 «~		17	14
5.269% due 02/25/2036 ~		4,481	2,313
5.312% due 12/25/2035 ~		93	67
5.397% due 09/25/2036 ~		2,072	1,259
5.608% due 09/25/2034 «~		179	162
5.698% due 04/25/2034 «~		4	4
5.760% due 09/25/2034 •		148	129
5.820% due 07/25/2035 «•		356	156
5.945% due 10/25/2035 ~		1,143	1,000
5.960% due 10/25/2034 «•		262	219
5.988% due 03/25/2035 «~		241	210
5.994% due 01/25/2035 «•		16	11
6.105% due 04/25/2035 •		573	549
6.114% due 05/25/2035 ~		2,696	1,894
6.171% due 10/25/2034 «~		32	30
6.860% due 12/25/2034 ~		188	184
7.254% due 10/25/2037 •		3,134	2,771
7.760% due 12/25/2037 •		3,634	3,037
Structured Asset Mortgage Investments Trust
3.664% due 05/25/2047 ~		22,275	17,328
3.973% due 05/25/2045 «~		50	39
5.398% due 05/25/2036 «~		149	29
5.580% due 08/25/2036 •		4,387	3,697
5.820% due 01/25/2037 •		4,947	4,143
5.820% due 07/25/2046 •		5,811	4,742
5.840% due 06/25/2036 •		1,504	1,448
5.840% due 07/25/2046 •		4,548	3,328
5.860% due 05/25/2036 •		6,781	5,248
5.860% due 10/25/2036 •		1,897	1,614
5.880% due 04/25/2036 •		6,160	5,310
5.880% due 05/25/2036 •		105	69
5.880% due 08/25/2036 •		11,166	8,816
5.880% due 05/25/2046 •		94	62
5.880% due 09/25/2047 •		10,335	8,452
5.897% due 02/19/2035 «~		1	1
5.900% due 09/25/2047 •		7,896	6,696
5.920% due 02/25/2036 •		29,068	23,308
5.920% due 07/25/2036 «•		8	3
5.920% due 05/25/2045 •		2,743	2,378
5.953% due 07/19/2035 •		773	711
6.020% due 02/25/2036 •		6,281	5,070
6.060% due 08/25/2036 •		3,753	2,629
6.133% due 05/19/2035 •		490	455
6.310% due 05/25/2047 •		2,520	1,953
6.560% due 09/25/2047 •		12,380	9,921
Structured Asset Securities Corp.
5.810% due 03/25/2035 •		2,178	1,878
5.810% due 04/25/2035 •		211	183
Structured Asset Securities Corp. Mortgage Loan Trust 6.180% due 11/25/2035 •		1,113	879
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.829% due 01/25/2034 ~		37	36
5.914% due 11/25/2033 «~		14	14
6.455% due 09/25/2033 «~		60	56

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.657% due 03/25/2033 «~		38	35
6.923% due 11/25/2033 «~		222	213
6.941% due 12/25/2033 «~		217	201
7.320% due 11/25/2032 «~		1	1
7.777% due 07/25/2033 «~		92	84
8.460% due 07/25/2032 •		764	670
Structured Asset Securities Corp. Trust
5.500% due 04/25/2035 «		26	23
5.500% due 04/25/2035		797	728
5.750% due 04/25/2035		4,768	2,592
SunTrust Adjustable Rate Mortgage Loan Trust
5.533% due 04/25/2037 ~		960	533
5.607% due 02/25/2037 ~		1,622	1,344
TDA Mixto Fondo de Titulizacion de Activos 7.200% due 03/22/2036 •	EUR	1,200	1,280
Terwin Mortgage Trust 4.822% due 10/25/2037 •		$30,986	9,780
Thornburg Mortgage Securities Trust
3.479% due 03/25/2044 ~		512	496
5.012% due 12/25/2044 «~		18	16
5.067% due 03/25/2044 ~		3,098	2,947
5.797% due 10/25/2043 «~		122	107
6.000% due 03/25/2044 «•		38	35
7.017% due 06/25/2047 «•		35	34
Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	583,800	739,054
6.583% due 07/20/2045 •		3,407	4,310
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,863	2,679
3.750% due 09/25/2062		95,882	89,540
4.001% due 01/25/2063 ~		8,504	7,219
Tower Bridge Funding PLC 6.333% due 01/20/2066 •	GBP	140,300	178,258
Trinity Square PLC 0.000% due 07/15/2059 ~		198,700	251,839
Uropa Securities PLC
4.102% due 10/10/2040 •	EUR	4,303	4,491
5.552% due 10/10/2040 •	GBP	12,828	15,923
5.602% due 10/10/2040 •		1,983	2,422
VASA Trust 6.343% due 07/15/2039 •		$17,800	16,494
Verus Securitization Trust
4.260% due 02/25/2067 þ		25,734	24,084
5.811% due 05/25/2068 þ		32,127	31,967
5.850% due 12/25/2067 þ		15,560	15,466
5.930% due 03/25/2068 þ		27,529	27,450
5.999% due 02/25/2068 þ		15,715	15,642
6.116% due 03/25/2069 þ		55,986	56,014
6.192% due 06/25/2069 þ		39,600	39,734
6.218% due 06/25/2069 þ		35,551	35,709
6.259% due 12/25/2068 þ		22,673	22,759
6.338% due 04/25/2069 þ		31,792	31,962
6.443% due 08/25/2068 þ		27,246	27,277
6.476% due 06/25/2068 þ		20,505	20,552
6.665% due 09/25/2068 þ		66,701	67,270
6.790% due 10/25/2067 þ		14,720	14,783
6.876% due 11/25/2068 ~		17,382	17,677
7.070% due 10/25/2068 þ		62,619	63,704
Visio Trust 6.598% due 10/25/2058 þ		19,341	19,389
Wachovia Mortgage Loan Trust LLC
1.951% due 01/25/2037 •		23,226	8,563
2.067% due 08/25/2036 •		19,654	6,693
6.238% due 10/20/2035 «~		53	48
6.322% due 10/20/2035 ~		185	174
6.407% due 08/20/2035 ~		291	275
WaMu Mortgage Pass-Through Certificates Trust
3.395% due 01/25/2037 ~		1,831	1,473
3.419% due 05/25/2037 ~		5,171	3,923
3.462% due 01/25/2037 ~		2,826	2,419
3.767% due 01/25/2037 ~		5,645	4,705
3.796% due 10/25/2036 ~		546	477
3.921% due 10/25/2036 «~		131	112
4.003% due 11/25/2036 ~		1,598	1,338
4.015% due 03/25/2037 ~		12,957	10,485
4.036% due 11/25/2036 ~		432	360
4.094% due 05/25/2037 ~		538	444
4.171% due 02/25/2037 ~		14,920	13,087
4.209% due 12/25/2036 ~		2,408	2,085
4.226% due 02/25/2037 ~		6,443	5,646
4.237% due 03/25/2037 ~		6,530	5,550
4.239% due 06/25/2037 ~		1,183	989
4.244% due 01/25/2036 ~		561	498
4.335% due 02/25/2037 ~		7,380	6,300
4.343% due 06/25/2037 ~		3,166	2,627
4.355% due 12/25/2036 ~		33	28

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.372% due 12/25/2046 •		6,191	4,980
4.387% due 07/25/2037 ~		40,632	35,663
4.394% due 08/25/2046 ~		43	37
4.408% due 04/25/2037 ~		7,195	6,345
4.498% due 05/25/2046 •		6,261	5,545
4.561% due 01/25/2036 ~		188	180
4.580% due 03/25/2036 ~		1,243	1,120
4.597% due 10/25/2035 ~		1,515	1,329
4.669% due 07/25/2037 ~		1,397	1,195
4.740% due 09/25/2035 ~		160	143
4.810% due 09/25/2036 ~		4,281	3,663
4.846% due 12/25/2035 ~		7,446	6,673
4.952% due 08/25/2036 ~		8,102	6,872
5.014% due 01/25/2036 ~		957	890
5.158% due 03/25/2035 ~		419	405
5.158% due 03/25/2035 «~		38	35
5.399% due 01/25/2035 ~		764	680
5.406% due 08/25/2034 ~		292	279
5.542% due 02/25/2033 «~		145	135
5.853% due 02/25/2047 •		13,148	10,952
5.883% due 01/25/2047 •		652	589
5.893% due 01/25/2047 •		2,884	2,494
5.903% due 06/25/2047 •		7,269	5,793
5.913% due 04/25/2047 «•		33	23
5.913% due 04/25/2047 •		1,795	1,523
5.920% due 04/25/2045 •		6,680	6,469
5.980% due 11/25/2045 •		1,653	1,509
5.993% due 11/25/2046 •		5,739	4,654
6.000% due 12/25/2045 •		1,653	1,442
6.033% due 10/25/2046 •		25,241	20,581
6.040% due 07/25/2045 •		3,048	2,872
6.040% due 12/25/2045 •		2,401	2,086
6.080% due 01/25/2045 •		367	359
6.100% due 08/25/2045 •		14,563	14,013
6.113% due 09/25/2046 •		3,856	2,982
6.120% due 01/25/2045 •		1,804	1,758
6.133% due 06/25/2046 •		457	403
6.133% due 07/25/2046 •		5,440	4,343
6.140% due 01/25/2045 •		1,800	1,703
6.143% due 06/25/2046 •		1,140	974
6.153% due 02/25/2046 •		1,809	1,551
6.160% due 01/25/2045 «•		31	29
6.180% due 11/25/2034 •		2,750	2,606
6.200% due 11/25/2034 •		941	878
6.201% due 07/25/2046 •		5,748	4,830
6.220% due 01/25/2045 •		850	832
6.240% due 10/25/2044 •		651	612
6.260% due 10/25/2044 •		844	774
6.340% due 11/25/2034 «•		19	17
6.340% due 07/25/2044 •		2,818	2,590
6.353% due 11/25/2042 •		71	66
6.360% due 08/25/2045 •		1,551	1,483
6.553% due 08/25/2042 •		57	53
7.020% due 10/25/2045 •		539	519
WaMu Mortgage-Backed Pass-Through Certificates 4.753% due 12/19/2039 «~		26	25
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	40,595
6.153% due 12/21/2049		162,215	205,868
6.884% due 12/21/2049 •		46,014	58,471
7.384% due 12/21/2049 •		23,010	28,968
7.884% due 12/21/2049 •		13,146	16,499
8.384% due 12/21/2049 •		13,146	16,349
Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 «~		$124	106
4.048% due 09/25/2036 þ		27,961	7,475
4.141% due 10/25/2036 þ		55	19
4.278% due 10/25/2036 þ		6,432	1,785
5.500% due 05/25/2035 •		2,768	2,228
5.500% due 06/25/2035 «		31	26
5.500% due 06/25/2035		1,029	837
5.500% due 07/25/2035 •		632	532
5.500% due 08/25/2035		887	738
5.500% due 11/25/2035 «		337	249
5.750% due 11/25/2035 «		409	346
5.750% due 01/25/2036		2,900	2,418
5.840% due 07/25/2046 •		231	185
5.853% due 01/25/2047 •		13,921	11,087
5.853% due 04/25/2047 •		3,234	2,473
5.873% due 12/25/2046 •		4,611	3,502
5.920% due 12/25/2036 •		2,643	2,039
5.923% due 04/25/2047 •		4,555	3,495
5.980% due 12/25/2035 •		1,375	1,144
6.000% due 09/25/2035 «•		300	251
6.000% due 11/25/2035		1,083	1,020
6.000% due 04/25/2036		1,924	1,577

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.000% due 04/25/2037	4,698	4,009
6.003% due 10/25/2046 •	9,938	8,094
6.060% due 03/25/2036 •	830	747
6.073% due 09/25/2046 •	14,548	11,336
6.093% due 04/25/2046 •	23,635	18,172
6.123% due 05/25/2046 •	2,015	1,673
6.500% due 11/25/2035	523	340
6.500% due 03/25/2036	10,142	7,535
6.500% due 07/25/2036 þ	1,386	317
6.500% due 08/25/2036	14,623	11,805
6.721% due 07/25/2036 þ	21,202	4,848
6.949% due 07/25/2036 þ	1,929	441
7.000% due 05/25/2036 þ	2,694	2,235
7.500% due 04/25/2033 «	5	5
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037 «	345	287
Wells Fargo Commercial Mortgage Trust
1.105% due 01/15/2052 ~(a)	117,680	3,993
1.748% due 10/15/2049 ~(a)	245,949	6,728
3.324% due 01/15/2059	3,912	3,857
3.487% due 11/15/2048	1,265	1,248
Wells Fargo Mortgage Loan Trust
4.427% due 12/27/2046 ~	11,577	5,644
5.799% due 09/27/2047 •	15,068	13,074
Wells Fargo Mortgage-Backed Securities Trust
5.930% due 11/25/2037 ~	18	15
6.000% due 06/25/2036 «	269	231
6.000% due 06/25/2037 «	375	341
6.000% due 11/25/2037	754	641
6.031% due 10/25/2036 ~	917	831
6.170% due 04/25/2036 ~	1,611	1,495
6.331% due 04/25/2037 «~	87	72
6.363% due 10/25/2036 ~	919	803
6.535% due 08/25/2035 ~	74	71
6.589% due 08/25/2036 ~	135	118
6.589% due 08/25/2036 «~	224	191
6.600% due 10/25/2034 «~	14	13
Wells Fargo-RBS Commercial Mortgage Trust 0.964% due 03/15/2047 ~(a)	16,258	1
WSTN Trust 6.518% due 07/05/2037 ~	64,300	64,545

Total Non-Agency Mortgage-Backed Securities (Cost $55,600,975)		51,516,751

ASSET-BACKED SECURITIES 19.0%
37 Capital CLO Ltd. 7.167% due 01/15/2034 •	64,500	64,751
522 Funding CLO Ltd. 6.666% due 04/20/2030 •	7,105	7,111
Aames Mortgage Investment Trust
6.375% due 10/25/2035 •	9,557	9,044
7.485% due 01/25/2035 •	2,521	2,376
ABFC Trust
5.680% due 01/25/2037 •	9,611	5,331
5.720% due 01/25/2037 •	41,399	28,678
5.740% due 10/25/2036 •	36,605	31,527
5.740% due 11/25/2036 •	6,351	3,736
5.760% due 09/25/2036 •	1,843	1,832
5.760% due 10/25/2036 •	1,163	1,176
5.780% due 11/25/2036 •	13,782	5,497
5.780% due 01/25/2037 •	53,946	29,938
5.880% due 09/25/2036 •	32,715	28,059
5.900% due 01/25/2037 •	32,232	17,890
5.960% due 11/25/2036 •	2,570	1,025
6.120% due 03/25/2035 •	2,878	2,776
6.160% due 06/25/2034 •	1,932	1,879
6.240% due 09/25/2033 •	770	721
6.360% due 02/25/2034 •	2,351	2,316
6.435% due 06/25/2035 •	13,030	11,955
6.460% due 06/25/2037 •	2,376	1,882
6.465% due 03/25/2035 •	1,539	1,345
6.585% due 12/25/2032 «•	31	30
7.230% due 12/25/2033 •	4,412	4,266
7.635% due 01/25/2034 «•	312	174
8.160% due 07/25/2033 «•	276	242
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	5,343	5,237
Academic Loan Funding Trust 6.250% due 12/26/2044 •	1,393	1,357
Accredited Mortgage Loan Trust
5.680% due 02/25/2037 •	23,531	23,011
5.730% due 09/25/2036 •	1,486	1,392
5.730% due 02/25/2037 •	5,000	4,545
6.060% due 07/25/2034 •	1,811	1,782
6.330% due 09/25/2035 •	3,986	3,749

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •	160	60
5.580% due 12/25/2036 •	2,205	1,135
5.600% due 11/25/2036 •	7,725	3,127
5.600% due 12/25/2036 •	21,506	13,413
5.640% due 07/25/2036 •	36,225	8,596
5.700% due 11/25/2036 •	13,960	5,656
5.700% due 12/25/2036 •	7,618	2,572
5.700% due 01/25/2037 •	1,078	637
5.720% due 12/25/2036 •	95,328	48,709
5.740% due 06/25/2036 •	11,773	11,016
5.740% due 07/25/2036 •	46,318	36,324
5.740% due 10/25/2036 •	41,934	19,800
5.760% due 04/25/2036 •	4,680	4,485
5.760% due 07/25/2036 •	35,175	9,882
5.800% due 11/25/2036 •	6,219	2,521
5.800% due 01/25/2037 •	1,150	680
5.840% due 02/25/2036 •	9,329	9,158
5.900% due 08/25/2036 •	24,400	22,353
5.900% due 11/25/2036 •	8,351	3,386
5.900% due 12/25/2036 •	8,207	2,771
5.900% due 01/25/2037 •	19,725	4,382
5.940% due 07/25/2036 •	18,070	5,378
5.960% due 07/25/2036 •	32,007	7,595
5.960% due 01/25/2037 •	1,078	637
6.000% due 08/25/2036 •	7,651	6,600
6.060% due 02/25/2036 •	790	776
6.120% due 08/25/2035 •	5,574	5,340
6.120% due 11/25/2035 •	489	504
6.360% due 09/25/2033 •	1,361	1,329
6.360% due 12/25/2034 •	1,018	898
6.390% due 02/25/2036 •	1,463	1,341
6.420% due 08/25/2035 •	1,718	1,349
6.435% due 06/25/2034 •	6,375	5,882
6.450% due 05/25/2035 •	3,300	2,420
6.465% due 07/25/2035 •	14,439	13,981
6.495% due 06/25/2035 •	4,838	4,528
6.510% due 12/25/2033 •	755	752
6.510% due 08/25/2045 •	387	387
6.585% due 04/25/2035 •	3,371	2,881
6.630% due 07/25/2033 •	1,589	1,449
8.655% due 06/25/2034 •	847	666
ACHV ABS Trust 5.900% due 04/25/2031	2,513	2,518
ACREC Ltd. 6.596% due 10/16/2036 •	13,831	13,736
Aegis Asset-Backed Securities Trust
5.700% due 01/25/2037 •	5,780	4,244
6.105% due 12/25/2035 •	9,381	8,550
6.210% due 03/25/2035 •	6,753	5,378
6.250% due 03/25/2035 •	2,347	925
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.165% due 10/25/2035 •	5,171	4,794
Aegis Asset-Backed Securities Trust Pass-Through Certificates
6.510% due 01/25/2034 «•	468	448
7.185% due 10/25/2034 •	2,704	2,772
7.290% due 12/25/2034 •	6,689	5,832
7.560% due 12/25/2034 «•	115	10
AFC Home Equity Loan Trust
6.060% due 09/27/2027 «•	10	10
6.110% due 09/22/2028 «•	39	38
6.340% due 02/25/2029 «•	109	103
AGL CLO Ltd. 6.786% due 07/20/2034 •	22,700	22,756
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,127	4,525
5.862% due 12/23/2037 •	6,235	5,939
5.910% due 07/15/2037 •	6,074	5,831
5.929% due 09/23/2037 •	9,937	9,465
5.939% due 12/23/2036 •	3,225	3,169
5.949% due 09/23/2036 •	9,462	8,918
5.969% due 06/23/2036 •	11,663	11,226
5.990% due 07/15/2037 •	27,000	22,288
6.009% due 09/23/2037 •	2,255	1,832
6.059% due 06/23/2036 •	27,500	23,719
6.059% due 12/23/2036 •	7,500	6,319
6.079% due 12/23/2035 •	20,821	19,728
6.109% due 09/23/2036 •	12,000	10,026
6.209% due 03/23/2035 •	5,000	4,437
6.259% due 12/23/2034 •	4,750	4,596
6.291% due 07/30/2034 •	7,000	6,387
6.340% due 05/01/2034 •	2,176	2,117
6.359% due 09/23/2038 •	41,037	38,677
6.559% due 09/23/2038 •	10,000	8,825
Allegro CLO Ltd.
6.557% due 10/16/2031 •	1,000	1,000

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.577% due 01/19/2033 •		19,800	19,777
6.750% due 10/15/2034 •		7,369	7,375
AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029		68,100	68,248
5.750% due 02/18/2028		68,100	68,120
5.933% due 02/18/2028 •		62,300	62,314
Ameriquest Mortgage Securities Trust
6.015% due 04/25/2036 •		12,659	12,189
6.120% due 03/25/2036 •		11,988	9,306
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.238% due 06/25/2033 •		1,059	959
3.822% due 05/25/2034 þ		5,525	4,468
3.962% due 04/25/2034 •		981	888
4.709% due 11/25/2034 •		10,851	9,263
5.361% due 11/25/2033 «•		22	21
6.210% due 01/25/2036 •		7,127	6,897
6.330% due 07/25/2034 «•		21	20
6.330% due 01/25/2036 •		14,093	13,370
6.375% due 01/25/2035 •		453	440
6.420% due 10/25/2035 •		2,718	2,500
6.435% due 05/25/2035 •		9,300	8,786
6.435% due 07/25/2035 •		9,500	8,998
6.435% due 09/25/2035 •		12,785	10,262
6.480% due 09/25/2034 •		1,180	1,152
6.480% due 10/25/2034 •		692	681
6.480% due 01/25/2035 •		2,072	1,873
6.510% due 05/25/2035 •		4,588	4,076
6.510% due 07/25/2035 •		9,000	7,815
6.555% due 09/25/2034 •		11,378	10,226
6.630% due 03/25/2035 •		6,952	6,427
6.735% due 08/25/2035 •		2,782	2,618
7.020% due 01/25/2035 •		2,184	1,821
7.185% due 05/25/2034 •		11,176	10,742
7.185% due 08/25/2035 •		14,800	13,071
7.215% due 10/25/2034 •		1,813	1,673
7.335% due 07/25/2034 •		744	721
7.440% due 05/25/2035 •		1,000	827
8.235% due 03/25/2033 «•		52	35
8.835% due 11/25/2032 •		1,279	1,287
8.985% due 11/25/2032 «•		3	2
10.710% due 02/25/2033 •		1,089	990
Amortizing Residential Collateral Trust
6.160% due 10/25/2031 •		9	9
6.285% due 08/25/2031 •		205	208
6.495% due 07/25/2032 «•		2	2
6.860% due 01/25/2033 «•		31	31
7.260% due 07/25/2032 «•		35	34
Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 (c)		38,400	38,400
6.765% due 04/22/2034 •		31,800	31,848
6.985% due 04/20/2037 •		136,100	136,608
Apex Credit CLO Ltd.
0.000% due 10/20/2031 •(c)		13,882	13,882
7.122% due 04/20/2036 •		76,200	76,327
Apidos CLO
6.489% due 07/18/2029 •		514	514
6.536% due 10/20/2030 •		2,176	2,179
6.810% due 04/15/2033 •		3,000	3,003
Arbour CLO DAC 5.114% due 05/15/2038 •	EUR	20,750	22,222
AREIT LLC 7.441% due 08/17/2041 •		$38,354	38,509
Ares CLO Ltd. 6.636% due 04/22/2031 •		13,500	13,510
Argent Securities Trust
5.560% due 10/25/2036 •		7,316	2,122
5.570% due 09/25/2036 •		9,502	2,886
5.620% due 10/25/2036 •		9,246	2,682
5.635% due 10/25/2036 •		3,288	1,800
5.640% due 07/25/2036 •		8,098	2,164
5.700% due 09/25/2036 •		4,251	1,291
5.700% due 10/25/2036 •		21,883	6,347
5.760% due 06/25/2036 •		32,109	8,577
5.760% due 07/25/2036 •		91,766	55,761
5.780% due 05/25/2036 •		5,367	1,293
5.810% due 04/25/2036 •		19,169	10,385
5.820% due 04/25/2036 •		6,704	2,099
5.840% due 03/25/2036 •		14,611	12,895
5.940% due 06/25/2036 •		5,495	1,468
5.940% due 07/25/2036 •		5,294	1,414
6.000% due 05/25/2036 •		15,572	3,752
6.020% due 04/25/2036 •		6,666	2,088
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.358% due 10/25/2034 •		823	800
6.150% due 11/25/2035 •		25,774	21,738
6.195% due 10/25/2035 •		1,873	1,829

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.220% due 02/25/2036 •	2,838	2,182
6.585% due 11/25/2034 •	2,088	2,058
7.260% due 11/25/2034 •	3,311	2,972
7.335% due 11/25/2034 •	2,189	1,780
7.560% due 11/25/2034 «•	84	78
Ascent Education Funding Trust 6.140% due 10/25/2050	14,228	14,350
Asset-Backed Securities Corp. Home Equity Loan Trust
3.769% due 03/25/2036 •	11,505	10,069
4.057% due 12/25/2036 •	2,221	2,094
4.230% due 01/25/2036 •	17,631	15,268
4.289% due 12/25/2036 •	15,308	14,135
5.750% due 11/25/2036 •	7,193	6,916
5.805% due 11/25/2036 •	34,820	32,547
6.360% due 06/25/2035 •	5,304	5,152
6.420% due 11/25/2035 •	10,780	9,060
6.480% due 05/25/2035 •	7,319	7,082
6.480% due 07/25/2035 •	4,055	3,866
6.540% due 04/25/2035 •	3,982	3,476
6.555% due 02/25/2035 •	66	70
6.570% due 07/25/2035 •	3,794	3,261
7.093% due 03/15/2032 «•	67	67
7.305% due 05/25/2035 •	7,217	6,495
Atlas Senior Loan Fund Ltd. 6.765% due 10/24/2031 •	30,452	30,485
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025	3,550	3,538
Bain Capital Credit CLO Ltd.
6.679% due 10/17/2032 •	15,500	15,509
6.718% due 04/19/2034 •	1,000	1,001
6.756% due 10/20/2034 •	25,000	25,032
6.758% due 07/19/2034 •	25,000	25,042
Ballyrock CLO Ltd. 6.716% due 07/20/2034 •	14,100	14,116
BankAmerica Manufactured Housing Contract Trust 7.244% due 12/10/2025 ~	5,000	720
Barings CLO Ltd.
6.656% due 01/20/2032 •	3,151	3,157
6.739% due 01/18/2035 •	12,300	12,319
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •	27,200	27,210
Basic Asset-Backed Securities Trust 6.030% due 04/25/2036 •	8,402	7,734
Bayview Financial Acquisition Trust 5.983% due 05/28/2037 •	3,077	2,840
Bayview Financial Asset Trust
5.910% due 03/25/2037 •	3,613	3,572
6.260% due 03/25/2037 •	1,877	1,852
6.360% due 03/25/2037 •	1,964	1,901
6.610% due 03/25/2037 •	1,067	1,020
6.960% due 03/25/2037 •	988	937
Bayview Financial Mortgage Pass-Through Trust 6.328% due 04/28/2036 •	4,919	4,839
Bayview Financial Revolving Asset Trust 6.388% due 12/28/2040 •	925	914
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	16,300	16,284
5.670% due 04/15/2027	28,400	28,335
Bear Stearns Asset-Backed Securities Trust
3.245% due 10/25/2036 ~	45	25
3.560% due 09/25/2034 «•	27	25
5.221% due 02/25/2036 •	8,507	8,068
5.268% due 11/25/2035 •	22,000	21,491
5.420% due 12/25/2035 •	2,743	2,728
5.436% due 04/25/2035 •	3,510	3,434
5.449% due 12/25/2036 •	5,025	6,368
5.499% due 12/25/2035 •	13,042	12,721
5.500% due 08/25/2036 «	137	132
5.524% due 05/25/2035 •	2,043	2,020
5.600% due 04/25/2037 •	4,665	6,992
5.700% due 06/25/2047 •	434	433
5.710% due 01/25/2037 •	15,015	14,428
5.720% due 02/25/2037 •	10,133	9,518
5.760% due 11/25/2036 •	867	842
5.760% due 06/25/2047 •	750	730
5.780% due 08/25/2036 •	3,240	3,090
5.800% due 10/25/2036 •	1,899	1,898
5.810% due 05/25/2037 •	14,775	11,614
5.825% due 12/25/2035 •	5,732	5,679
5.889% due 04/25/2036 •	6,619	8,819
5.910% due 06/25/2036 •	7,513	7,448
5.910% due 01/25/2047 •	11,241	10,756
5.940% due 02/25/2037 •	26,379	24,404
6.000% due 05/25/2036 •	22,940	21,427
6.000% due 08/25/2036	2,131	2,065
6.039% due 01/25/2035 •	1,767	1,748

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.088% due 12/25/2034 •		14,858	14,457
6.135% due 08/25/2036 •		1,151	1,144
6.203% due 07/25/2036 •		606	518
6.220% due 01/25/2037 •		2,559	2,530
6.260% due 10/27/2032 «•		20	19
6.260% due 09/25/2046 •		2,214	2,058
6.300% due 08/25/2036 •		1,400	1,363
6.366% due 02/25/2034 •		1,245	1,224
6.410% due 10/25/2037 •		6,988	6,558
6.460% due 10/25/2037 •		7,996	7,409
6.460% due 11/25/2042 •		443	436
6.465% due 06/25/2035 •		9,865	9,660
6.480% due 10/25/2035 •		4,848	4,766
6.500% due 08/25/2036		3,106	1,028
6.510% due 08/25/2037 •		715	623
6.540% due 06/25/2035 •		4,896	4,820
6.585% due 02/25/2035 •		698	696
6.810% due 01/25/2036 «•		142	138
7.060% due 08/25/2037 •		29,266	24,252
7.710% due 04/25/2036 •		7,139	7,249
8.085% due 09/25/2035 •		5,426	5,399
Bear Stearns Second Lien Trust
5.650% due 01/25/2037 •		722	700
5.900% due 08/25/2037 •		4,484	4,171
Bear Stearns Structured Products, Inc. Trust 7.460% due 03/25/2037 •		4,055	3,953
Benefit Street Partners CLO Ltd.
6.609% due 01/17/2032 •		1,648	1,652
6.671% due 04/20/2034 •		100,860	101,222
6.760% due 07/15/2034 •		2,500	2,506
BlueMountain CLO Ltd.
6.514% due 10/25/2030 •		85,918	86,051
6.522% due 11/15/2030 •		16,025	16,053
6.738% due 04/19/2034 •		7,000	7,014
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	18,300	13,589
5.025% due 04/20/2026		17,500	12,875
BNC Mortgage Loan Trust
4.492% due 10/25/2036 •		$7,631	5,274
5.670% due 07/25/2037 •		5,714	5,124
5.780% due 11/25/2036 •		209	201
6.080% due 11/25/2036 •		40,973	20,859
BofA Auto Trust
5.350% due 11/15/2028		19,075	19,145
5.570% due 12/15/2026		30,300	30,323
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~		260	257
6.975% due 12/15/2029 ~		8,918	825
7.180% due 12/15/2029 ~		22,628	2,154
7.575% due 06/15/2030 ~		16,139	1,569
7.935% due 12/15/2030 ~		2,716	2,720
BPCRE Ltd. 7.732% due 01/16/2037 •		28,201	28,168
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		12,800	12,777
5.820% due 09/15/2026		9,151	9,150
Bryant Park Funding Ltd. 6.932% due 04/15/2037 •		43,000	43,254
Buckingham CDO Ltd.
5.622% due 04/05/2041 •		643,393	40,328
8.750% due 09/05/2051 •		990,065	13,060
Camber PLC 5.785% due 11/09/2053 •		198,149	20
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		37,500	37,830
Carlyle Global Market Strategies CLO Ltd.
6.545% due 07/20/2032 •		12,400	12,440
6.566% due 07/20/2031 •		10,144	10,152
6.634% due 05/15/2031 •		10,029	10,047
6.666% due 04/22/2032 •		3,600	3,604
Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •		36,088	36,175
6.680% due 01/25/2033 •		13,000	13,003
CarMax Auto Owner Trust
5.500% due 01/16/2029		76,300	76,765
5.650% due 05/17/2027		132,500	132,686
5.913% due 05/17/2027 •		23,500	23,511
Carmax Select Receivables Trust
5.400% due 11/15/2028		7,100	7,105
5.780% due 09/15/2027		11,600	11,604
6.060% due 09/15/2027 •		6,700	6,703
Carrington Mortgage Loan Trust
5.610% due 04/25/2036 •		21,051	20,382
5.610% due 08/25/2036 •		5,470	5,219
5.680% due 01/25/2037 •		23,866	17,129
5.710% due 10/25/2036 •		4,664	3,658

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.720% due 02/25/2037 •	8,556	7,904
5.880% due 12/26/2036 •	8,317	6,761
6.000% due 02/25/2036 •	10,000	8,995
6.210% due 10/25/2035 •	769	737
6.255% due 09/25/2035 •	1,713	1,648
6.450% due 06/25/2035 •	3,582	3,516
6.510% due 05/25/2035 •	4,813	4,557
7.485% due 05/25/2035 •	10,964	9,908
CarVal CLO Ltd. 6.554% due 07/16/2031 •	54,500	54,546
Carvana Auto Receivables Trust
0.800% due 01/10/2027	22,100	21,323
4.680% due 02/10/2028	18,000	17,776
4.850% due 06/12/2028	2,000	1,977
5.080% due 03/11/2030	23,200	23,173
5.210% due 06/10/2030	28,000	28,071
5.330% due 07/10/2029	36,300	36,378
5.380% due 03/12/2029	38,537	38,613
5.420% due 04/10/2028	66,134	65,996
5.500% due 08/10/2027	28,700	28,667
5.620% due 01/10/2029	11,200	11,220
5.630% due 11/10/2027	34,600	34,622
5.710% due 07/10/2028	18,900	18,934
5.710% due 07/10/2029	20,000	20,244
5.740% due 11/13/2029	9,100	9,205
5.760% due 04/12/2027	25,917	25,914
5.820% due 08/10/2028	21,995	22,132
5.900% due 08/10/2027	29,200	29,226
5.980% due 08/10/2026	12,039	12,043
5.980% due 12/10/2027	20,800	20,854
6.090% due 11/10/2026	12,753	12,766
6.160% due 10/10/2028	11,500	11,613
6.160% due 09/10/2029	15,200	15,542
Cathedral Lake Ltd. 6.808% due 01/20/2035 •	11,500	11,512
CBAM Ltd. 6.706% due 04/20/2032 •	25,800	25,832
CCG Receivables Trust 5.820% due 09/16/2030	3,669	3,677
CDC Mortgage Capital Trust
6.375% due 11/25/2034 «•	23	24
7.260% due 06/25/2034 «•	478	468
Cedar Funding CLO Ltd.
6.566% due 04/20/2031 •	4,072	4,076
6.686% due 10/20/2032 •	11,788	11,803
Cent CLO Ltd. 6.896% due 01/20/2034 •	1,920	1,922
Centerline Logistics Corp.
9.250% due 12/15/2027 «	19,839	19,988
9.750% due 12/15/2027 «	23,108	23,281
Centex Home Equity Loan Trust
4.980% due 06/25/2034 «•	484	448
5.760% due 01/25/2032 «•	24	23
5.920% due 07/25/2032 «•	47	42
5.940% due 06/25/2036 •	26,342	25,545
6.105% due 03/25/2035 •	276	274
6.110% due 09/25/2032 •	306	301
6.150% due 03/25/2035 •	1,173	1,144
6.180% due 01/25/2035 •	117	116
6.260% due 09/25/2034 þ	768	723
6.285% due 01/25/2035 •	851	813
6.390% due 09/25/2034 •	2,848	2,751
6.405% due 03/25/2034 «•	4	4
6.420% due 10/25/2035 •	6,837	6,761
6.585% due 03/25/2035 •	828	705
6.660% due 01/25/2035 •	1,291	1,203
7.190% due 03/25/2033 «•	61	56
7.260% due 10/25/2035 •	12,568	11,755
Chase Auto Owner Trust
5.220% due 07/25/2029	54,900	54,915
5.520% due 06/25/2029	148,000	149,022
5.530% due 09/27/2027	53,900	53,921
5.660% due 05/26/2027	150,800	150,893
Chase Funding Loan Acquisition Trust 6.315% due 06/25/2034 •	6,370	6,293
Chase Funding Trust
4.725% due 05/25/2033 «	399	368
5.960% due 05/25/2032 «•	33	32
6.060% due 07/25/2033 «•	9	8
CHEC Loan Trust 6.420% due 06/25/2034 •	77	75
CIFC Funding Ltd.
6.536% due 04/20/2030 •	8,977	8,990
6.589% due 10/18/2030 •	12,366	12,375
6.730% due 01/15/2035 •	30,000	30,029
6.730% due 07/15/2036 •	18,100	18,142

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

CIT Group Home Equity Loan Trust 6.435% due 12/25/2031 «•		4	4
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		37,284	37,330
Citicorp Residential Mortgage Trust
4.576% due 11/25/2036 þ		1,328	1,240
4.736% due 09/25/2036 þ		23,015	21,904
Citigroup Mortgage Loan Trust
4.250% due 10/25/2037 þ		13,271	12,433
4.557% due 03/25/2036 þ		1,838	863
5.520% due 07/25/2045 •		1,234	848
5.540% due 01/25/2037 •		10,826	7,681
5.630% due 05/25/2037 •		34,804	25,456
5.640% due 01/25/2037 •		64,677	45,886
5.650% due 05/25/2037 •		30,746	20,084
5.660% due 12/25/2036 •		3,137	2,088
5.710% due 01/25/2037 •		21,056	14,938
5.720% due 03/25/2037 •		28,161	24,465
5.730% due 05/25/2037 •		25,635	23,473
5.740% due 12/25/2036 •		5,254	5,000
5.749% due 08/25/2035 «þ		15	13
5.780% due 09/25/2036 •		4,475	3,839
5.780% due 12/25/2036 •		6,366	4,240
5.830% due 11/25/2034 þ		2,705	2,648
5.835% due 12/25/2036 •		14,644	13,778
5.860% due 11/25/2046 •		10,156	9,804
5.880% due 12/25/2036 •		6,303	6,145
5.880% due 06/25/2037 •		6,302	5,487
5.910% due 08/25/2036 •		7,268	6,998
5.910% due 10/25/2036 •		2,563	2,549
5.910% due 01/25/2037 •		2,500	2,324
5.960% due 08/25/2036 •		4,309	4,181
5.980% due 03/25/2036 •		3,581	3,199
6.060% due 12/25/2035 •		13,159	12,377
6.090% due 02/25/2035 •		1,239	1,137
6.135% due 10/25/2035 •		363	353
6.135% due 03/25/2037 •		23,592	23,227
6.160% due 11/25/2046 •		12,375	9,913
6.165% due 01/25/2036 •		3,368	3,326
6.195% due 09/25/2035 •		1,920	1,893
6.360% due 09/25/2035 •		6,350	5,976
6.435% due 05/25/2035 «•		8	8
6.485% due 05/25/2036 þ		11,452	4,212
6.510% due 02/25/2035 «•		428	385
6.960% due 07/25/2037 •		8,380	7,962
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.405% due 10/25/2034 •		5,489	5,226
7.035% due 10/25/2034 •		499	398
College Avenue Student Loans LLC
5.330% due 05/25/2055		41,465	41,017
5.820% due 05/25/2055		20,000	19,522
6.060% due 05/25/2055		16,500	15,925
6.500% due 06/25/2054		67,483	69,410
6.890% due 05/25/2055		4,400	4,322
6.985% due 06/25/2054 •		67,292	67,965
7.235% due 05/25/2055 •		32,780	33,505
7.330% due 06/25/2054		24,800	25,293
7.580% due 06/25/2054		17,110	17,367
8.210% due 06/25/2054		4,000	4,137
8.490% due 05/25/2055		5,600	5,552
10.120% due 06/25/2054		7,965	8,085
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	13,940
Commonbond Student Loan Trust 1.980% due 08/25/2050		$779	681
Conseco Finance Corp.
6.440% due 12/01/2030		2,236	2,228
7.220% due 03/15/2028 ~		812	813
7.860% due 03/01/2030 ~		11,388	3,813
Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~		50,897	16,220
7.410% due 05/01/2033 þ		1,710	1,711
7.490% due 07/01/2031 þ		10,325	10,351
7.770% due 09/01/2031 þ		4,873	4,886
7.960% due 05/01/2031		21,173	5,137
7.970% due 05/01/2032		7,164	1,201
8.060% due 09/01/2029 ~		7,260	1,247
8.200% due 05/01/2031		29,477	7,366
8.260% due 12/01/2030 ~		74,286	15,870
8.310% due 05/01/2032 ~		40,754	7,122
8.850% due 12/01/2030 ~		1,831	286
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		346,792	237,117
6.250% due 11/25/2053		760,911	763,930
6.400% due 11/25/2053		610,576	621,140
6.950% due 11/25/2053		225,424	227,651

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

7.400% due 11/25/2053	225,424	227,658
9.100% due 11/25/2053	131,463	132,752
9.350% due 11/25/2053	122,097	115,949
Countrywide Asset-Backed Certificates Trust
4.146% due 04/25/2035 •	1,016	993
4.326% due 07/25/2034 ~	1,046	670
4.326% due 08/25/2034 ~	2,442	1,993
4.338% due 10/25/2046 ~	175	170
4.485% due 01/25/2037 •	13,167	12,776
5.050% due 02/25/2036 «~	8	7
5.115% due 10/25/2035 ~	5,000	4,333
5.199% due 05/25/2036 •	22,800	21,284
5.270% due 02/25/2035 ~	3,538	3,320
5.572% due 11/25/2034 ~	1,888	1,781
5.600% due 06/25/2037 •	15,190	14,044
5.600% due 07/25/2037 •	47,860	43,565
5.600% due 08/25/2037 •	56,424	50,655
5.600% due 06/25/2047 •	37,041	33,695
5.640% due 06/25/2047 •	5,098	4,789
5.650% due 11/25/2037 •	11,810	10,931
5.660% due 09/25/2037 •	27,731	24,333
5.660% due 06/25/2047 •	17,990	15,334
5.680% due 06/25/2037 •	3,836	3,702
5.680% due 09/25/2037 •	4,743	4,858
5.680% due 06/25/2047 •	49,278	45,853
5.690% due 07/25/2037 •	46,686	39,475
5.690% due 10/25/2047 •	2,062	2,029
5.710% due 02/25/2036 •	6,438	6,056
5.710% due 06/25/2047 •	19,099	18,292
5.720% due 12/25/2036 •	8,748	7,878
5.720% due 11/25/2037 •	46,282	41,957
5.720% due 04/25/2046 •	19,523	17,887
5.740% due 05/25/2035 •	15,053	14,404
5.740% due 06/25/2035 •	12,765	11,294
5.740% due 02/25/2037 •	26,417	24,573
5.740% due 03/25/2037 •	30,670	29,341
5.740% due 05/25/2037 •	31,335	28,898
5.740% due 04/25/2047 •	10,845	10,400
5.740% due 06/25/2047 •	3,664	3,447
5.750% due 05/25/2047 •	1,032	989
5.750% due 10/25/2047 •	10,000	8,555
5.760% due 03/25/2047 •	6,740	6,567
5.820% due 11/25/2047 •	19,626	18,642
5.860% due 02/25/2037 •	1,575	1,425
5.860% due 09/25/2047 •	23,894	21,951
5.895% due 11/25/2036 •	15,200	14,123
5.900% due 07/25/2034 •	4,508	4,400
5.900% due 05/25/2037 •	2,522	2,383
5.900% due 09/25/2047 •	6,222	6,021
5.910% due 02/25/2037 •	6,305	6,199
5.920% due 05/25/2037 •	11,590	10,501
5.940% due 09/25/2036 •	17,007	15,629
5.940% due 11/25/2036 «•	97	94
5.940% due 02/25/2037 •	16,875	15,797
5.940% due 03/25/2037 •	22,808	20,382
5.940% due 04/25/2037 •	5,499	4,629
5.940% due 12/25/2046 •	13,752	13,080
5.960% due 01/25/2046 •	30,946	28,926
5.960% due 04/25/2046 •	1,659	1,596
5.960% due 11/25/2047 •	18,740	16,827
5.980% due 12/25/2036 •	1,945	1,813
5.980% due 09/25/2046 •	10,782	10,147
5.985% due 08/25/2036 •	1,200	1,162
5.989% due 10/25/2046 «~	6	5
6.015% due 04/25/2036 •	5,163	5,057
6.040% due 06/25/2037 •	9,015	8,694
6.060% due 06/25/2033 «•	10	9
6.100% due 05/25/2047 •	19,630	13,630
6.120% due 08/25/2035 •	5,817	5,649
6.120% due 07/25/2036 •	155	152
6.140% due 12/25/2036 •	7,395	5,609
6.150% due 05/25/2036 •	1,455	1,443
6.160% due 12/25/2033 •	458	446
6.160% due 03/25/2036 •	4,698	3,983
6.165% due 09/25/2035 •	6,892	6,598
6.180% due 08/25/2035 •	8,200	7,192
6.195% due 04/25/2036 •	27,716	27,226
6.200% due 12/25/2034 •	759	746
6.210% due 05/25/2034 «•	34	33
6.225% due 02/25/2036 •	11,025	10,832
6.240% due 11/25/2034 •	247	234
6.300% due 10/25/2047 •	10,485	10,101
6.315% due 08/25/2034 •	782	780
6.360% due 09/25/2034 «•	185	172
6.360% due 11/25/2034 •	224	215
6.360% due 05/25/2036 •	496	481

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.360% due 03/25/2047 •		5,744	4,298
6.435% due 12/25/2035 •		2,417	2,389
6.450% due 02/25/2036 •		6,000	5,294
6.465% due 10/25/2035 •		22	22
6.510% due 07/25/2033 «•		327	314
6.510% due 11/25/2034 •		771	763
6.525% due 08/25/2035 •		1,345	1,348
6.555% due 05/25/2035 •		1,019	961
6.555% due 07/25/2035 •		14	14
6.555% due 04/25/2036 •		11,300	10,562
6.570% due 08/25/2035 •		3,822	3,733
6.585% due 11/25/2035 •		3,906	3,820
6.600% due 01/25/2036 •		7,675	7,423
6.660% due 10/25/2035 •		2,787	2,740
7.035% due 08/25/2034 •		9,875	8,760
7.110% due 06/25/2035 •		5,820	5,709
7.185% due 05/25/2035 •		573	564
7.290% due 12/25/2035 •		9,836	8,479
7.335% due 12/25/2034 •		1,552	1,612
7.335% due 07/25/2035 •		7,400	7,149
7.410% due 08/25/2035 •		5,250	4,897
7.485% due 01/25/2035 •		4,674	4,449
7.860% due 10/25/2034 •		570	548
CPS Auto Receivables Trust
5.380% due 01/18/2028		11,300	11,256
5.880% due 02/15/2028		50,000	50,012
6.040% due 07/16/2029		23,006	23,065
6.270% due 10/15/2029		31,500	31,693
Credit Suisse First Boston Mortgage Securities Corp.
5.003% due 08/25/2032 «•		85	75
5.099% due 01/25/2032 •		4	4
5.878% due 02/25/2035 •		2,247	2,204
Credit-Based Asset Servicing & Securitization LLC
3.224% due 12/25/2035 þ		10,076	9,654
3.230% due 08/25/2035 •		7,887	7,213
3.454% due 12/25/2035 •		19,631	17,256
3.736% due 10/25/2034 •		1,664	1,499
3.926% due 12/25/2035 •		1,709	1,586
5.559% due 07/25/2037 •		4,492	2,882
5.659% due 07/25/2037 •		4,152	2,664
5.779% due 07/25/2037 •		4,396	2,821
5.960% due 06/25/2036 •		16,690	10,784
6.780% due 05/25/2035 þ		1,878	1,664
Credit-Based Asset Servicing & Securitization Mortgage Loan Asset-Backed Certificates 3.515% due 11/25/2035 •		3,887	3,589
Credit-Based Asset Servicing & Securitization Trust
3.181% due 01/25/2037 þ		26,955	7,735
3.408% due 01/25/2037 •		472	140
3.530% due 07/25/2036 •		16,521	15,201
5.580% due 11/25/2036 •		60	26
5.740% due 10/25/2036 •		11,380	7,890
5.920% due 11/25/2036 •		5,298	2,347
5.940% due 10/25/2036 •		2,012	1,297
Crown Point CLO Ltd. 6.556% due 10/20/2031 •		41,800	41,874
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		14,040	3,139
6.589% due 12/25/2036 þ		15,949	2,636
6.672% due 06/25/2036 þ		222	61
Cumulus Static CLO DAC
5.025% due 11/15/2033 •	EUR	62,500	66,901
5.499% due 04/25/2033 •		105,100	112,614
CVC Cordatus Loan Fund DAC 4.547% due 07/21/2030 •		8,163	8,746
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		104,500	111,904
Davis Square Funding Ltd.
5.701% due 10/08/2040 •		$583,584	216,415
5.841% due 10/08/2040 •		44,806	12,599
6.021% due 10/08/2040 •		52,400	10,478
Dewolf Park CLO Ltd. 6.510% due 10/15/2030 •		9,676	9,682
DFC HEL Trust 7.335% due 12/25/2031 •		1,460	1,343
Diameter Capital CLO Ltd.
6.719% due 04/15/2037 •		2,900	2,903
6.830% due 07/15/2036 •		13,500	13,531
6.936% due 04/15/2037 •		137,400	137,921
7.159% due 01/15/2037 •		92,200	92,801
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		3,500	3,160
Dryden CLO Ltd. 6.710% due 01/15/2031 •		3,132	3,134
Dryden Senior Loan Fund
6.477% due 10/19/2029 •		92,056	92,165
6.479% due 07/15/2030 •		72,624	72,654

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.570% due 04/15/2028 •	922	923
6.610% due 04/15/2029 •	11,422	11,431
Duke Funding High Grade Ltd.
5.584% due 08/02/2049 •	776,047	4,644
5.674% due 08/02/2049 •	285,269	1,815
6.040% due 08/02/2049 •	102,000	10
E*TRADE ABS CDO Ltd.
2.921% due 01/10/2040 •	1,902	1,252
3.081% due 01/10/2040 •	9,000	895
Eaton Vance CLO Ltd. 6.760% due 10/15/2034 •	27,800	27,809
Education Funding Trust
3.557% due 02/01/2050	46,971	39,607
4.108% due 02/01/2050	24,315	24,063
4.714% due 02/01/2050	33,266	32,148
Elevation CLO Ltd.
6.786% due 10/20/2034 •	12,000	12,009
6.820% due 10/15/2029 •	39	39
Ellington Loan Acquisition Trust
6.510% due 05/25/2037 •	32,019	31,148
6.960% due 05/25/2037 •	1,753	1,694
7.060% due 05/25/2037 •	35,744	30,707
Elmwood CLO Ltd.
6.947% due 01/17/2034 •	46,200	46,319
7.033% due 12/11/2033 •	169,200	169,797
EMC Mortgage Loan Trust
6.200% due 05/25/2040 •	32	32
6.560% due 08/25/2040 •	210	207
6.560% due 11/25/2041 «•	28	26
Encore Credit Receivables Trust
6.150% due 07/25/2035 •	9,695	9,336
6.360% due 10/25/2035 •	5,683	5,581
6.360% due 01/25/2036 •	5,800	5,538
Ent Auto Receivables Trust
6.220% due 08/16/2027	13,063	13,071
6.240% due 01/16/2029	13,289	13,411
6.260% due 11/15/2029	4,000	4,067
Equifirst Loan Securitization Trust 5.630% due 04/25/2037 •	26,660	24,071
EquiFirst Mortgage Loan Trust
6.390% due 04/25/2035 «•	92	89
6.465% due 04/25/2035 •	55	53
6.525% due 04/25/2035 •	1,904	1,771
6.960% due 12/25/2034 «•	238	226
7.185% due 12/25/2034 •	756	715
7.260% due 04/25/2035 •	4,623	3,922
7.935% due 12/25/2034 •	501	459
9.360% due 12/25/2034 •	983	988
Exeter Automobile Receivables Trust
5.610% due 09/15/2027	33,600	33,647
5.650% due 12/15/2027	15,100	15,116
5.750% due 07/17/2028	44,000	43,883
5.820% due 02/15/2027	51,000	51,023
6.310% due 10/15/2027	2,500	2,510
FBR Securitization Trust 6.165% due 11/25/2035 •	258	252
FCCU Auto Receivables Trust
5.460% due 04/15/2030	6,700	6,721
5.540% due 04/16/2029	16,800	16,835
5.760% due 11/15/2027	33,200	33,208
FHF Issuer Trust
5.690% due 02/15/2030	28,200	28,181
5.890% due 06/15/2030	20,500	20,552
6.790% due 10/15/2029	26,164	26,449
FHF Trust 4.430% due 01/18/2028	9,336	9,246
Fieldstone Mortgage Investment Trust
5.679% due 11/25/2036 •	1,612	946
5.840% due 05/25/2036 •	23,060	16,517
6.105% due 02/25/2036 •	2,163	1,854
6.630% due 03/25/2035 •	2,927	2,415
Finance America Mortgage Loan Trust 6.510% due 09/25/2033 «•	100	96
Financial Asset Securities Corp. AAA Trust 5.870% due 02/27/2035 •	1,275	1,198
First Franklin Mortgage Loan Asset-Backed Certificates
6.285% due 05/25/2034 •	2,327	2,243
7.170% due 05/25/2034 «•	70	63
First Franklin Mortgage Loan Trust
4.706% due 04/25/2035 •	2,943	2,815
5.013% due 03/25/2036 •	17,525	16,402
5.565% due 09/25/2036 •	5,863	5,472
5.575% due 07/25/2036 •	249	237
5.580% due 11/25/2036 •	14,604	13,487
5.610% due 12/25/2036 •	7,739	6,385
5.620% due 11/25/2036 •	242	238

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.740% due 12/25/2036 •		4,930	2,002
5.760% due 05/25/2036 •		1,403	1,359
5.760% due 08/25/2036 •		22,563	21,149
5.770% due 09/25/2036 •		28,932	27,100
5.770% due 11/25/2036 •		3,900	3,118
5.780% due 12/25/2037 •		14,061	12,490
5.840% due 02/25/2036 •		11,814	10,756
5.880% due 12/25/2037 •		11,636	10,337
5.895% due 04/25/2036 •		9,023	8,206
5.900% due 01/25/2038 •		278	142
5.920% due 07/25/2036 •		16,626	16,014
6.030% due 02/25/2036 •		22,712	20,735
6.040% due 02/25/2036 •		3,015	3,098
6.120% due 01/25/2036 •		811	801
6.165% due 11/25/2036 •		7,256	6,910
6.180% due 11/25/2035 •		18,388	16,606
6.240% due 09/25/2035 •		2,599	2,585
6.240% due 06/25/2036 •		9,143	8,803
6.270% due 10/25/2035 •		6,822	7,384
6.360% due 07/25/2035 •		5,189	5,078
6.405% due 09/25/2035 •		10,119	8,984
6.410% due 07/25/2033 •		2,784	2,825
6.435% due 05/25/2035 •		19,627	18,767
6.465% due 09/25/2035 •		30,600	28,751
6.585% due 12/25/2034 •		614	635
6.645% due 12/25/2034 •		2,042	1,996
6.735% due 07/25/2034 •		3,212	3,163
6.885% due 10/25/2034 •		912	905
6.960% due 03/25/2034 «•		211	192
7.260% due 09/25/2034 •		581	595
7.335% due 07/25/2034 •		960	956
7.935% due 03/25/2034 •		1,406	1,272
First Investors Auto Owner Trust 6.440% due 10/16/2028		25,652	25,759
First NLC Trust
2.853% due 05/25/2035 •		987	0
2.853% due 05/25/2035 «•		91	0
5.530% due 08/25/2037 •		3,138	1,553
Flagship Credit Auto Trust
4.760% due 05/17/2027		19,540	19,348
5.640% due 03/15/2028		46,800	46,775
Ford Credit Auto Owner Trust 4.480% due 12/15/2026		4,546	4,518
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		34,089	33,993
Fremont Home Loan Trust
5.590% due 11/25/2036 •		21,068	7,270
5.660% due 08/25/2036 •		4,702	1,466
5.680% due 01/25/2037 •		22,727	10,204
5.730% due 10/25/2036 •		9,169	8,015
5.760% due 10/25/2036 •		5,057	2,013
5.780% due 08/25/2036 •		31,179	9,721
5.800% due 02/25/2036 •		7,553	7,161
5.800% due 02/25/2037 •		17,835	5,779
5.940% due 08/25/2036 •		7,982	2,488
5.960% due 05/25/2036 •		6,923	4,244
6.000% due 04/25/2036 •		29,260	26,448
6.075% due 11/25/2035 •		3,000	2,663
6.135% due 01/25/2036 •		44,985	35,005
6.330% due 11/25/2034 •		2,032	1,792
6.390% due 06/25/2035 •		1,137	1,001
6.420% due 04/25/2035 •		5,257	4,387
6.465% due 04/25/2035 •		6,108	746
6.510% due 11/25/2034 •		4,771	4,423
6.525% due 06/25/2035 •		2,810	2,690
6.615% due 06/25/2035 •		17,148	13,537
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		2,538	2,540
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	76,822	51,731
GE-WMC Mortgage Securities Trust
5.540% due 08/25/2036 «•		$2	1
5.720% due 08/25/2036 •		2,496	2,234
Generate CLO Ltd. 7.155% due 10/20/2036 •		127,900	128,218
GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		20,403	20,319
5.770% due 06/15/2027		49,600	49,612
GLS Auto Select Receivables Trust
5.580% due 06/17/2030		35,200	35,226
5.590% due 10/15/2029 (c)		9,400	9,402
5.960% due 10/16/2028		29,780	30,002
6.270% due 08/16/2027		40,281	40,406
6.370% due 06/15/2028		33,648	33,848
GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	23,700	17,296

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.883% due 12/21/2026		41,500	31,055
4.981% due 02/20/2026		30,900	22,579
Goal Structured Solutions Trust 6.088% due 09/25/2041 •		$6,395	6,328
GoldenTree Loan Management U.S. CLO Ltd.
6.473% due 04/24/2031 •		153,400	153,727
6.645% due 04/20/2035 •		6,500	6,508
6.995% due 01/20/2034 •		95,200	95,875
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •		135	135
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •		67,800	67,749
GoodLeap Sustainable Home Solutions Trust 6.500% due 07/20/2055		8,921	9,062
Greenpoint Manufactured Housing 9.054% due 06/08/2031 •		4,883	4,760
GreenState Auto Receivables Trust 5.530% due 08/16/2027		39,200	39,139
GSAA Home Equity Trust
5.344% due 09/25/2035 «~		160	99
5.580% due 05/25/2036 •		5,950	1,317
5.600% due 03/25/2036 •		20	6
5.700% due 06/25/2036 •		60,294	11,876
5.772% due 11/25/2036 ~		7,023	2,046
5.800% due 10/25/2036 •		36,595	8,759
5.800% due 02/25/2037 •		8,111	2,245
5.820% due 03/25/2036 •		19,564	6,344
5.820% due 05/25/2036 •		21,035	4,720
5.900% due 05/25/2047 •		1,272	705
5.917% due 03/25/2037 ~		33,502	6,333
5.940% due 06/25/2036 •		2,656	705
6.000% due 03/25/2036 •		22,751	10,154
6.000% due 11/25/2037		581	327
6.100% due 04/25/2047 •		10,742	4,674
6.160% due 08/25/2037 •		1,602	1,533
6.195% due 06/25/2035 •		2,305	2,182
6.200% due 10/25/2035 •		541	573
6.255% due 08/25/2035 •		4,304	4,146
6.423% due 11/25/2036 þ		20,387	5,930
6.435% due 06/25/2034 •		553	525
6.483% due 03/25/2037 þ		9,417	2,616
6.500% due 10/25/2037		4,996	2,699
6.500% due 11/25/2037		12,915	5,159
6.720% due 04/25/2034 þ		2,119	2,028
6.948% due 06/25/2036 þ		18,767	4,637
GSAMP Trust
2.609% due 10/25/2036 •		1,496	5
3.845% due 11/25/2034 •		1,569	1,461
5.530% due 12/25/2036 •		655	310
5.540% due 11/25/2036 •		949	448
5.550% due 01/25/2037 •		6,232	3,681
5.580% due 12/25/2036 •		962	455
5.600% due 11/25/2036 •		58,635	27,560
5.620% due 08/25/2036 •		4,559	3,578
5.630% due 12/25/2036 •		5,094	2,409
5.640% due 11/25/2035 •		181	15
5.660% due 11/25/2036 •		12,958	6,124
5.720% due 12/25/2046 •		5,034	2,598
5.730% due 03/25/2047 •		11,727	9,491
5.740% due 06/25/2036 •		5,295	5,109
5.740% due 08/25/2036 •		8,143	7,795
5.760% due 06/25/2036 •		28,043	15,382
5.760% due 12/25/2036 •		482	472
5.760% due 05/25/2046 •		710	706
5.780% due 04/25/2036 •		1,800	1,181
5.800% due 01/25/2037 •		1,367	1,320
5.830% due 03/25/2047 •		2,000	1,560
5.910% due 06/25/2036 •		7,100	5,899
5.940% due 06/25/2036 •		3,398	1,854
5.940% due 08/25/2036 •		22,010	19,835
5.980% due 02/25/2046 •		518	475
6.000% due 02/25/2036 •		9,752	9,267
6.105% due 11/25/2035 •		9,170	8,082
6.135% due 11/25/2035 •		82	79
6.240% due 07/25/2045 •		6,819	6,628
6.345% due 07/25/2045 •		6,976	6,143
6.360% due 11/25/2035 •		3,179	3,011
6.405% due 11/25/2035 •		4,016	3,456
6.435% due 03/25/2035 •		3,030	2,816
7.185% due 12/25/2034 •		6,397	6,111
Halseypoint CLO Ltd. 6.686% due 07/20/2031 •		298	298
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		42,200	42,229
Hayfin Emerald CLO
0.000% due 07/18/2038 •	EUR	69,000	74,094

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.662% due 01/25/2037 •	101,575	108,917
Hildene TruPS Securitization Ltd. 7.348% due 05/22/2039 •	$2,464	2,445
Home Equity Asset Trust
4.925% due 10/25/2035 •	3,160	3,064
5.760% due 10/25/2036 •	2,321	2,266
5.760% due 11/25/2036 •	704	668
5.780% due 08/25/2036 «•	80	78
6.030% due 05/25/2036 •	16,151	15,990
6.075% due 04/25/2036 •	504	494
6.120% due 04/25/2036 •	7,055	6,518
6.165% due 01/25/2036 •	3,686	3,432
6.165% due 02/25/2036 •	14,695	14,681
6.165% due 04/25/2036 •	17,416	16,865
6.220% due 11/25/2032 «•	128	112
6.405% due 11/25/2035 •	7,552	7,213
6.525% due 08/25/2035 •	2,610	2,379
6.639% due 06/25/2032 «•	341	326
6.660% due 07/25/2035 •	6,131	5,974
6.960% due 03/25/2035 •	771	731
7.110% due 12/25/2034 •	1,215	1,193
7.660% due 06/25/2034 •	1,790	1,743
8.010% due 03/25/2033 •	3,044	2,779
Home Equity Mortgage Loan Asset-Backed Trust
5.620% due 11/25/2036 •	8,860	7,756
5.620% due 07/25/2037 •	359	193
5.630% due 04/25/2037 •	3,332	2,290
5.650% due 04/25/2037 •	1,231	821
5.650% due 07/25/2037 •	46,115	18,480
5.660% due 07/25/2037 •	15,351	8,282
5.680% due 04/25/2037 •	39,484	29,338
5.700% due 11/25/2036 •	7,998	6,192
5.780% due 04/25/2037 •	8,490	7,242
5.840% due 06/25/2036 •	464	462
5.940% due 08/25/2036 •	12,515	11,173
6.020% due 06/25/2036 •	8,000	7,011
6.060% due 03/25/2036 •	20,132	17,570
6.120% due 03/25/2036 •	14,859	13,564
6.240% due 10/25/2035 •	13,050	12,055
6.525% due 08/25/2035 •	8,950	8,512
Home Partners of America Trust
1.698% due 09/17/2041	7,213	6,071
1.901% due 12/17/2026	19,508	17,926
Hout Bay Corp.
4.422% due 07/05/2041 •	434,530	74,083
4.622% due 07/05/2041 •	34,165	33
4.752% due 07/05/2041 •	4,046	0
HSI Asset Loan Obligation Trust 4.486% due 12/25/2036 þ	12,341	4,109
HSI Asset Securitization Corp. Trust
5.560% due 10/25/2036 •	2,248	889
5.600% due 12/25/2036 •	28,260	23,788
5.600% due 01/25/2037 •	46,891	34,423
5.650% due 04/25/2037 •	13,988	7,243
5.680% due 10/25/2036 •	15,560	6,172
5.720% due 04/25/2037 •	7,067	3,665
5.740% due 10/25/2036 •	4,449	1,392
5.780% due 10/25/2036 •	7,931	3,153
5.780% due 05/25/2037 •	594	594
5.800% due 12/25/2036 •	26,433	6,659
5.835% due 05/25/2037 •	2,200	2,137
5.940% due 10/25/2036 •	1,767	704
5.955% due 02/25/2036 •	5,478	5,111
5.985% due 02/25/2036 •	16,250	13,336
6.045% due 01/25/2036 •	6,314	6,180
6.075% due 01/25/2036 •	7,185	6,619
6.240% due 01/25/2036 •	5,700	4,668
Huntington Auto Trust
5.230% due 01/16/2029	57,600	57,478
5.500% due 03/15/2027	94,300	94,227
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	53,425	53,654
ICG U.S. CLO Ltd. 6.725% due 01/24/2032 •	4,351	4,355
IMC Home Equity Loan Trust 7.520% due 08/20/2028 «	1	1
IndyMac INDB Mortgage Loan Trust 5.780% due 07/25/2036 •	26,540	8,365
IXIS Real Estate Capital Trust
5.520% due 05/25/2037 •	5,278	1,237
5.570% due 05/25/2037 •	10,476	2,455
5.620% due 05/25/2037 •	32,721	7,668
5.760% due 01/25/2037 •	74,989	26,212
5.780% due 08/25/2036 •	59,410	16,269
5.860% due 03/25/2036 •	9,844	5,097
5.980% due 08/25/2036 •	30,164	8,260

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.405% due 02/25/2035 •		492	490
JP Morgan Mortgage Acquisition Corp.
3.070% due 10/25/2035 •		6,100	5,202
5.970% due 02/25/2036 •		3,615	3,533
6.000% due 03/25/2036 •		35,159	33,282
6.045% due 05/25/2035 •		339	334
6.045% due 01/25/2036 •		11,601	11,513
6.105% due 05/25/2035 •		16,317	13,512
6.165% due 09/25/2035 •		4,499	4,448
6.390% due 06/25/2035 •		16,467	14,892
6.435% due 12/25/2035 •		8,091	7,337
6.525% due 06/25/2035 •		11,812	9,046
JP Morgan Mortgage Acquisition Trust
4.359% due 07/25/2036 •		21,250	18,816
4.372% due 10/25/2030 þ		3,176	1,593
4.372% due 01/25/2037 þ		545	273
4.456% due 07/25/2036 •		3,786	3,706
4.609% due 11/25/2036 •		13,330	11,967
4.639% due 03/25/2047 •		102	63
4.918% due 11/25/2036 •		1,794	1,796
5.680% due 08/25/2036 •		2,054	1,474
5.690% due 05/25/2037 •		23,550	22,633
5.700% due 05/25/2037 •		33,317	29,260
5.720% due 08/25/2036 •		4,626	4,490
5.780% due 03/25/2037 •		3,898	3,831
5.865% due 07/25/2036 •		15,737	15,287
5.895% due 05/25/2036 •		21,457	18,735
5.940% due 04/25/2036 •		16,888	16,607
5.940% due 08/25/2036 •		17,283	12,423
6.120% due 07/25/2036 •		3,200	2,906
6.330% due 07/25/2036 þ		4,939	1,364
6.910% due 07/25/2036 þ		7,042	1,942
Jubilee CLO DAC 4.682% due 07/26/2030 •	EUR	10,000	10,696
Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 «•		$34,500	0
5.866% due 06/08/2042 •		245,455	25
6.046% due 06/08/2042 «•		44,531	0
6.196% due 06/08/2042 «•		60,401	0
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		13,062	11,828
KGS-Alpha SBA COOF Trust 1.064% due 04/25/2038 «~(a)		6,865	140
KKR CLO Ltd.
6.590% due 04/15/2031 •		4,615	4,620
6.757% due 02/09/2035 •		92,500	92,322
KKR CLO Trust 6.780% due 10/15/2034 •		14,500	14,512
KREF Ltd. 6.789% due 02/17/2039 •		15,800	15,790
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		1,063	973
LAD Auto Receivables Trust
5.460% due 07/16/2029		5,700	5,713
5.610% due 08/15/2028		14,600	14,622
5.700% due 03/15/2027		8,100	8,103
LCM Loan Income Fund Ltd. 6.616% due 04/20/2031 •		16,011	16,027
LCM Ltd. 6.656% due 10/20/2029 •		4,787	4,796
Lehman XS Trust
4.274% due 05/25/2037 «þ		142	136
4.970% due 01/25/2036 þ		4,779	4,024
5.630% due 02/25/2037 •		18,552	14,019
5.640% due 02/25/2037 •		11,910	10,789
5.780% due 05/25/2036 •		13,230	11,272
5.920% due 02/25/2037 •		7,147	5,218
6.020% due 05/25/2036 •		2,405	2,396
6.210% due 10/25/2035 «•		422	437
6.640% due 04/25/2036 þ		8,725	8,320
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		4,406	4,380
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		8,183	8,076
Lendmark Funding Trust
5.120% due 07/20/2032		2,005	1,988
5.530% due 06/21/2032		20,100	20,180
LoanCore Issuer Ltd. 6.883% due 01/17/2037 •		13,655	13,676
Lockwood Grove CLO Ltd. 6.755% due 01/25/2030 •		6,316	6,322
Long Beach Mortgage Loan Trust
5.640% due 09/25/2036 •		10,049	2,705
5.660% due 12/25/2036 •		13,867	4,795
5.680% due 11/25/2036 •		6,760	2,062
5.700% due 08/25/2036 •		5,634	2,212

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.750% due 07/25/2036 •		12,714	8,706
5.760% due 05/25/2036 •		44,598	23,273
5.760% due 06/25/2036 •		54,003	25,102
5.760% due 07/25/2036 •		9,042	3,458
5.760% due 09/25/2036 •		37,783	23,649
5.770% due 08/25/2036 •		25,792	13,104
5.770% due 10/25/2036 •		41,909	22,849
5.780% due 05/25/2036 •		8,452	2,519
5.780% due 08/25/2036 •		35,247	13,850
5.780% due 09/25/2036 •		2,981	804
5.780% due 10/25/2036 •		48,018	15,253
5.780% due 12/25/2036 •		22,869	15,246
5.780% due 05/25/2046 •		6,237	5,775
5.800% due 12/25/2036 •		33,292	11,534
5.840% due 03/25/2046 •		26,228	9,329
5.860% due 01/25/2036 •		13,993	13,102
5.900% due 02/25/2036 •		8,967	8,718
5.900% due 11/25/2036 •		12,200	3,725
5.920% due 12/25/2036 •		22,861	7,927
5.940% due 08/25/2036 •		14,304	5,625
5.980% due 05/25/2036 •		23,260	6,945
6.060% due 01/25/2036 •		31,377	27,752
6.090% due 01/25/2046 •		41,838	39,250
6.240% due 08/25/2035 •		369	360
6.255% due 06/25/2034 •		1,260	1,258
6.315% due 07/25/2034 •		1,409	1,393
6.585% due 07/25/2033 •		1,310	1,288
6.660% due 11/25/2034 •		3,677	3,376
6.690% due 06/25/2033 •		2,051	2,069
6.885% due 02/25/2035 •		8,445	7,830
8.535% due 03/25/2033 «•		28	28
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		42,300	42,289
5.590% due 02/17/2032		62,800	62,816
M360 Ltd. 6.958% due 11/22/2038 •		694	681
Madison Park Funding Ltd.
6.507% due 10/18/2030 •		98,393	98,500
6.526% due 10/21/2030 •		43,591	43,626
6.556% due 07/27/2031 •		795	796
6.576% due 04/20/2032 •		31,050	31,112
6.670% due 10/15/2032 •		13,000	13,015
Magnetite Ltd.
6.479% due 10/15/2031 •		56,952	57,008
6.785% due 01/25/2032 •		12,512	12,532
6.874% due 10/25/2033 •		134,800	135,083
MAN Euro CLO DAC 5.656% due 10/15/2036 •	EUR	86,900	93,275
Marathon CLO Ltd.
6.534% due 04/15/2032 •		$57,300	57,357
6.705% due 01/20/2033 •		108,400	108,572
6.902% due 11/15/2031 •		39,201	39,201
Marble Point CLO Ltd. 6.525% due 01/20/2032 •		8,159	8,169
Marlette Funding Trust
0.000% due 04/16/2029 «(h)		7	16
7.130% due 12/15/2033		41,160	41,538
MASTR Asset-Backed Securities Trust
5.560% due 08/25/2036 •		4,770	1,671
5.560% due 10/25/2036 •		37,629	12,335
5.560% due 11/25/2036 •		304	94
5.560% due 01/25/2037 •		40,080	11,420
5.660% due 08/25/2036 •		10,207	3,089
5.660% due 10/25/2036 •		7,364	3,642
5.660% due 11/25/2036 •		13,805	8,104
5.660% due 01/25/2037 •		31,855	9,076
5.670% due 05/25/2037 •		867	828
5.680% due 08/25/2036 •		6,805	2,541
5.700% due 10/25/2036 •		31,028	10,184
5.720% due 10/25/2036 •		30,430	13,347
5.750% due 10/25/2036 •		53,519	20,685
5.750% due 01/25/2037 •		26,071	7,079
5.760% due 03/25/2036 •		6,601	4,025
5.760% due 04/25/2036 •		24,368	5,138
5.760% due 08/25/2036 •		49,329	16,523
5.760% due 05/25/2037 •		6,138	5,307
5.780% due 08/25/2036 •		6,561	2,320
5.780% due 10/25/2036 •		6,549	3,239
5.780% due 01/25/2037 •		35,176	10,022
5.860% due 04/25/2036 •		63,760	10,627
5.880% due 10/25/2036 •		8,589	4,248
5.880% due 11/25/2036 •		18,477	5,737
5.900% due 11/25/2036 •		2,560	1,503
5.920% due 01/25/2037 •		12,099	3,447
5.940% due 06/25/2036 •		3,877	1,396
5.940% due 08/25/2036 •		49,927	16,672

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.950% due 10/25/2036 •	5,947	2,310
5.980% due 06/25/2036 •	1,588	1,431
6.000% due 02/25/2036 •	9,272	3,422
6.030% due 01/25/2036 •	2,000	1,968
6.040% due 01/25/2036 •	1,033	1,022
6.075% due 01/25/2036 •	11,772	10,498
6.210% due 03/25/2035 •	9,250	8,500
6.210% due 10/25/2035 •	11,071	10,361
6.390% due 06/25/2035 •	564	575
6.435% due 05/25/2035 •	1,130	1,143
6.465% due 03/25/2035 •	3,741	3,661
6.510% due 05/25/2035 •	2,000	1,930
6.610% due 08/25/2037 •	17,802	14,997
10.110% due 05/25/2033 •	3,309	3,116
MASTR Specialized Loan Trust
5.980% due 02/25/2036 •	1,367	1,320
6.200% due 01/25/2037 •	10,000	4,051
Mercury CDO Ltd. 6.446% due 12/08/2040 •	6,000	52
Merrill Lynch First Franklin Mortgage Loan Trust
5.800% due 04/25/2037 •	2,669	1,075
5.800% due 05/25/2037 •	25,368	17,819
5.940% due 05/25/2037 •	44,799	31,567
5.960% due 04/25/2037 •	21,423	8,699
6.100% due 05/25/2037 •	27,993	19,788
6.310% due 10/25/2037 •	26,651	15,890
Merrill Lynch Mortgage Investors Trust
3.944% due 03/25/2037 þ	21,986	4,571
4.488% due 11/25/2037 •	15,144	7,274
4.692% due 11/25/2037 •	28,182	9,655
5.600% due 04/25/2047 •	3,653	1,457
5.660% due 07/25/2037 •	3,709	857
5.700% due 10/25/2037 •	20,516	3,230
5.750% due 08/25/2037 •	7,268	6,481
5.760% due 08/25/2037 •	2,391	2,326
5.760% due 09/25/2037 •	44,109	12,633
5.780% due 03/25/2037 •	5,212	1,440
5.780% due 04/25/2037 •	10,178	5,007
5.780% due 05/25/2037 •	3,015	1,778
5.780% due 07/25/2037 •	2,789	1,593
5.790% due 03/25/2037 •	20,496	7,001
5.840% due 04/25/2047 •	18,967	7,565
5.940% due 08/25/2037 •	971	752
5.960% due 03/25/2037 •	26,530	19,545
6.060% due 12/25/2036 •	10,931	10,295
6.060% due 01/25/2037 •	15,166	13,818
6.180% due 05/25/2036 •	118	116
6.210% due 09/25/2035 •	2,015	1,940
6.255% due 09/25/2035 «•	62	57
6.330% due 05/25/2036 •	4,037	3,415
6.360% due 02/25/2047 •	23,098	13,283
6.390% due 07/25/2035 •	6,936	6,875
6.405% due 02/25/2036 •	1,462	1,432
6.435% due 04/25/2036 •	1,946	1,891
6.465% due 06/25/2036 •	3,097	2,402
6.495% due 02/25/2036 «•	498	429
6.585% due 08/25/2036 •	1,671	1,826
9.022% due 04/25/2035 «•	260	195
MESA Trust 8.685% due 11/25/2031 •	787	675
MF1 LLC
7.076% due 03/19/2039 •	38,000	37,964
7.974% due 09/17/2037 •	128,500	128,927
Mid-State Trust 4.864% due 07/15/2038	239	234
MMcapS Funding Ltd. 6.058% due 12/01/2035 •	9,100	8,417
Morgan Stanley ABS Capital, Inc. Trust
5.520% due 05/25/2037 •	4,694	4,117
5.560% due 10/25/2036 •	4,026	1,763
5.560% due 11/25/2036 •	1,526	870
5.570% due 03/25/2037 •	2,748	1,159
5.590% due 10/25/2036 •	14,091	12,275
5.590% due 12/25/2036 •	41,606	25,180
5.590% due 01/25/2037 •	20,883	9,525
5.600% due 10/25/2036 •	35,072	15,362
5.600% due 11/25/2036 •	2,572	1,205
5.600% due 05/25/2037 •	21,693	17,958
5.610% due 10/25/2036 •	14,698	7,829
5.610% due 12/25/2036 •	4,061	2,013
5.620% due 09/25/2036 •	224	95
5.640% due 02/25/2037 •	24,396	7,862
5.640% due 03/25/2037 •	24,471	10,321
5.640% due 05/25/2037 •	10,899	9,564
5.650% due 05/25/2037 •	12,774	9,517
5.660% due 09/25/2036 •	2,658	1,122

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.660% due 02/25/2037 •	8,587	4,050
5.660% due 05/25/2037 •	3,422	1,923
5.680% due 10/25/2036 •	1,242	544
5.680% due 11/25/2036 •	10,425	4,883
5.690% due 10/25/2036 •	8,395	4,474
5.690% due 02/25/2037 •	29,639	9,551
5.710% due 03/25/2037 •	40,694	17,163
5.710% due 05/25/2037 •	14,788	12,977
5.720% due 09/25/2036 •	42,233	18,672
5.720% due 02/25/2037 •	20,835	9,825
5.720% due 05/25/2037 •	10,270	7,652
5.740% due 08/25/2036 •	26,970	13,442
5.760% due 06/25/2036 •	5,152	2,617
5.760% due 09/25/2036 •	13,528	4,623
5.780% due 03/25/2036 •	1,814	1,800
5.780% due 09/25/2036 •	23,604	9,962
5.790% due 02/25/2037 •	7,136	3,365
5.820% due 03/25/2036 •	2,185	1,768
5.920% due 09/25/2036 •	3,590	1,515
5.960% due 04/25/2036 •	12,767	11,810
5.960% due 08/25/2036 •	10,839	5,402
6.000% due 03/25/2036 •	81,878	67,028
6.015% due 01/25/2036 •	15,700	12,058
6.040% due 01/25/2036 •	8,527	8,138
6.040% due 02/25/2036 •	3,090	3,044
6.060% due 12/25/2035 •	17,327	15,826
6.080% due 12/25/2035 •	6,162	5,966
6.135% due 09/25/2035 •	342	321
6.165% due 02/25/2035 •	916	898
6.200% due 01/25/2034 •	5,090	5,071
6.240% due 01/25/2035 •	3,997	3,906
6.270% due 04/25/2034 •	1,124	1,105
6.285% due 08/25/2034 •	109	102
6.345% due 11/25/2034 •	1,883	1,778
6.360% due 05/25/2034 •	3,043	3,028
6.375% due 09/25/2034 •	7,436	7,336
6.390% due 07/25/2035 •	3,660	3,523
6.420% due 03/25/2035 •	5,000	4,734
6.435% due 07/25/2035 •	3,750	3,179
6.450% due 06/25/2035 •	4,225	4,150
6.480% due 10/25/2033 «•	60	58
6.495% due 01/25/2035 •	2,114	1,788
6.495% due 03/25/2035 •	2,524	2,160
6.495% due 07/25/2035 •	2,181	2,117
6.520% due 09/25/2034 «•	323	306
6.540% due 03/25/2033 «•	26	25
6.555% due 01/25/2035 •	2,614	2,157
6.710% due 07/25/2037 •	14,010	11,853
9.260% due 02/25/2047 •	26,121	20,901
Morgan Stanley Dean Witter Capital, Inc. Trust 6.810% due 02/25/2033 •	258	263
Morgan Stanley Home Equity Loan Trust
5.560% due 12/25/2036 •	3,259	1,556
5.560% due 04/25/2037 •	6,034	3,101
5.600% due 12/25/2036 •	40,056	19,138
5.630% due 04/25/2037 •	8,524	4,382
5.780% due 04/25/2036 •	6,905	4,796
5.810% due 04/25/2037 •	17,948	9,227
5.970% due 02/25/2036 •	657	602
5.980% due 04/25/2036 •	10,528	7,315
6.450% due 05/25/2035 •	6,585	6,397
Morgan Stanley IXIS Real Estate Capital Trust
5.530% due 11/25/2036 •	7,962	2,580
5.570% due 11/25/2036 •	29,535	9,572
5.610% due 11/25/2036 •	1,513	490
5.680% due 11/25/2036 •	20,196	6,545
5.760% due 07/25/2036 •	6,486	2,571
5.920% due 07/25/2036 •	25,243	10,008
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	2,253	1,068
5.800% due 10/25/2036 •	2,206	623
5.920% due 02/25/2037 •	2,815	585
6.000% due 02/25/2037 «~	123	106
6.122% due 01/25/2047 «þ	98	86
6.180% due 04/25/2037 •	7,484	1,984
6.254% due 01/25/2047 þ	5,707	2,567
6.263% due 01/25/2047 þ	7,196	2,127
6.419% due 09/25/2046 þ	13,389	2,799
6.465% due 09/25/2046 þ	3,606	1,176
6.604% due 09/25/2046 þ	9,339	1,951
Morgan Stanley Structured Trust 5.760% due 06/25/2037 •	48,564	43,987
Mountain View CLO LLC 6.629% due 01/16/2031 •	8,900	8,902
Mountain View CLO Ltd. 6.789% due 04/15/2034 •	45,900	45,944

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Nassau Ltd.
6.740% due 07/15/2031 •	9,852	9,868
6.840% due 01/15/2030 •	5,103	5,108
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,463
Nationstar Home Equity Loan Trust
5.635% due 06/25/2037 •	232	223
5.710% due 06/25/2037 «•	276	256
5.710% due 06/25/2037 •	2,527	2,099
5.780% due 04/25/2037 •	2,287	2,238
5.865% due 03/25/2037 •	3,201	3,135
5.870% due 04/25/2037 •	17,031	15,781
5.880% due 03/25/2037 •	11,347	10,648
5.910% due 03/25/2037 •	8,000	7,010
6.000% due 09/25/2036 •	31,478	30,610
6.015% due 09/25/2036 •	1,338	1,233
Navient Private Education Loan Trust
2.460% due 11/15/2068	10,892	10,268
6.893% due 07/16/2040 •	15,238	15,304
Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	19,958	18,071
1.690% due 05/15/2069	268	246
3.238% due 11/15/2045 ~	133,439	122,940
Navient Student Loan Trust
6.500% due 12/27/2066 •	1,407	1,413
7.033% due 03/15/2072 •	91,740	92,416
7.230% due 03/15/2072	52,400	54,301
Nelnet Student Loan Trust
5.900% due 09/27/2066 •	2,466	2,463
6.640% due 02/20/2041	50,762	50,818
7.533% due 02/20/2041 •	52,349	52,454
Neuberger Berman CLO Ltd. 6.616% due 01/28/2030 •	42,800	42,864
Neuberger Berman Loan Advisers CLO Ltd.
6.626% due 04/20/2031 •	15,900	15,919
6.913% due 10/24/2032 •	122,250	121,896
New Century Home Equity Loan Trust
4.851% due 11/25/2033 «þ	94	75
5.820% due 05/25/2036 •	8,685	8,555
6.105% due 12/25/2035 •	5,792	5,429
6.195% due 10/25/2035 •	35,480	29,970
6.200% due 08/25/2034 •	94	91
6.225% due 02/25/2035 •	12,085	11,627
6.240% due 03/25/2035 •	807	781
6.405% due 09/25/2035 •	11,917	11,650
6.435% due 06/25/2035 •	4,529	4,349
6.465% due 07/25/2035 •	13,092	12,815
6.510% due 07/25/2035 •	32,115	30,278
6.525% due 03/25/2035 •	2,853	2,736
6.585% due 03/25/2035 •	3,758	3,458
New Mountain CLO Ltd. 7.275% due 04/20/2036 •	5,000	5,027
Newark BSL CLO Ltd. 6.555% due 07/25/2030 •	6,644	6,648
Newcastle Investment Trust 0.000% due 05/01/2033 ~	37,064	36,032
Newcastle Mortgage Securities Trust
5.650% due 04/25/2037 •	14,276	13,481
5.690% due 04/25/2037 •	4,046	3,941
5.800% due 04/25/2037 •	14,485	12,834
5.960% due 04/25/2037 •	7,785	6,444
6.180% due 03/25/2036 •	5,500	5,293
6.315% due 03/25/2036 •	16,189	14,828
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.610% due 07/25/2036 •	23,526	21,387
5.895% due 03/25/2036 •	398	396
5.940% due 03/25/2036 •	4,024	3,871
6.090% due 02/25/2036 •	2,490	2,255
6.120% due 11/25/2035 •	8,655	8,161
Northwoods Capital Ltd. 6.574% due 11/13/2031 •	17,000	17,054
NovaStar Mortgage Funding Trust
5.640% due 09/25/2037 •	26,455	24,015
5.720% due 03/25/2037 •	91,357	57,091
5.760% due 06/25/2036 •	1,236	881
5.800% due 01/25/2037 •	1,125	386
6.150% due 01/25/2036 •	2,300	2,155
6.195% due 01/25/2036 •	14,500	13,734
6.285% due 06/25/2034 •	416	404
6.345% due 01/25/2036 •	2,958	2,430
6.375% due 10/25/2035 •	10,291	9,827
6.630% due 06/25/2035 •	21,000	20,561
Oaktree CLO Ltd. 6.696% due 04/22/2030 •	10,000	10,014
Oakwood Mortgage Investors, Inc. 7.945% due 03/15/2049	2,929	536

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

OCP CLO Ltd. 6.579% due 01/15/2033 •		12,000	12,008
Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •		92,503	92,637
6.586% due 03/17/2030 •		12,940	12,949
OneMain Financial Issuance Trust
1.750% due 09/14/2035		17,805	16,641
5.940% due 05/15/2034		2,730	2,739
6.833% due 09/15/2036 •		18,764	19,027
Oportun Issuance Trust 6.334% due 04/08/2031		5,029	5,032
Option One Mortgage Loan Trust
5.580% due 03/25/2037 •		496	471
5.590% due 07/25/2037 •		3,842	2,439
5.600% due 01/25/2037 •		28,736	17,681
5.600% due 03/25/2037 •		56,602	34,769
5.610% due 03/25/2037 •		38,262	18,786
5.630% due 05/25/2037 •		6,312	3,384
5.640% due 04/25/2037 •		21,311	11,841
5.640% due 07/25/2037 •		4,512	2,864
5.650% due 07/25/2037 •		918	789
5.660% due 07/25/2036 •		7,899	4,509
5.680% due 04/25/2037 •		107,308	72,116
5.680% due 05/25/2037 •		96,577	57,133
5.700% due 04/25/2037 •		6,945	3,654
5.710% due 03/25/2037 •		4,722	2,318
5.740% due 02/25/2037 •		30,216	15,754
5.760% due 05/25/2037 •		7,219	3,870
5.770% due 04/25/2037 •		3,001	1,693
6.030% due 01/25/2036 •		54,206	39,337
6.060% due 01/25/2036 •		2,508	2,471
6.255% due 05/25/2034 •		2,056	1,996
6.330% due 05/25/2035 •		3,941	3,302
6.360% due 01/25/2034 •		9,759	9,106
6.885% due 11/25/2034 •		14	14
Option One Mortgage Loan Trust Asset-Backed Certificates
6.090% due 12/25/2035 •		2,982	2,837
6.120% due 12/25/2035 •		8,709	7,313
6.150% due 11/25/2035 •		10,237	9,647
6.195% due 11/25/2035 •		5,889	4,795
6.315% due 10/25/2032 •		1,563	1,616
Ownit Mortgage Loan Trust
3.213% due 10/25/2035 þ		6,404	3,556
5.740% due 10/25/2037 •		10,292	10,407
5.760% due 07/25/2037 •		14,570	12,579
5.955% due 03/25/2037 •		9,223	8,875
5.980% due 07/25/2037 •		6,758	5,840
6.135% due 06/25/2036 •		5,238	4,172
6.360% due 10/25/2036 •		2,765	2,615
6.480% due 03/25/2036 •		3,516	2,997
OZLM Ltd.
6.475% due 07/20/2030 •		18,500	18,512
6.559% due 10/17/2029 •		449	450
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		4,344	4,325
4.970% due 01/15/2030		5,563	5,550
6.093% due 11/15/2031		15,500	15,509
6.258% due 10/15/2031		41,259	41,291
6.278% due 10/15/2031		18,400	18,419
6.319% due 08/15/2031		17,958	17,981
6.660% due 07/15/2031		4,411	4,432
6.811% due 05/15/2030		28,200	28,217
7.037% due 03/15/2030 ~		4,702	4,722
7.128% due 06/16/2031		32,962	33,036
7.179% due 04/15/2031		20,003	20,049
7.228% due 07/15/2031		5,684	5,698
7.464% due 06/16/2031		14,996	15,067
7.600% due 12/16/2030		30,700	30,858
7.625% due 04/15/2031		19,470	19,589
7.656% due 05/15/2030		3,500	3,522
8.121% due 12/16/2030 ~		7,136	7,200
8.388% due 07/15/2030 ~		4,330	4,387
9.099% due 04/15/2031		4,700	4,806
Palmer Square CLO Ltd.
6.579% due 10/17/2031 •		11,218	11,228
6.645% due 04/20/2035 •		15,600	15,639
6.875% due 10/20/2033 •		176,200	176,615
Palmer Square European Loan Funding DAC
5.123% due 08/15/2033 •	EUR	79,100	84,624
5.328% due 05/15/2033 •		116,117	124,252
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.180% due 05/25/2035 •		$9,443	9,229
6.195% due 08/25/2035 •		66	64
6.195% due 09/25/2035 •		2,143	2,066
6.240% due 08/25/2035 •		4,000	3,554
6.285% due 07/25/2035 •		17,000	15,776

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.390% due 05/25/2035 •		22,971	20,876
6.435% due 07/25/2035 •		21,655	18,071
6.465% due 06/25/2035 •		5,402	5,064
6.495% due 05/25/2035 •		4,784	3,677
6.510% due 10/25/2034 •		3,356	3,290
6.510% due 06/25/2035 •		4,641	3,736
6.630% due 03/25/2035 •		17,052	15,540
6.780% due 01/25/2036 •		6,000	5,565
7.035% due 02/25/2035 •		16,125	15,660
7.185% due 02/25/2035 •		3,247	2,860
7.230% due 10/25/2034 •		17,186	16,116
7.260% due 09/25/2034 •		2,610	2,473
7.260% due 12/25/2034 •		17,826	17,510
7.335% due 10/25/2034 •		3,846	3,303
7.335% due 12/25/2034 •		8,426	7,709
7.560% due 09/25/2034 •		3,062	2,695
People's Choice Home Loan Securities Trust 7.185% due 10/25/2034 •		719	639
People's Financial Realty Mortgage Securities Trust
5.590% due 09/25/2036 •		28,263	5,165
5.600% due 09/25/2036 •		25,391	6,459
Performer Funding PLC
0.000% due 06/21/2035 (h)	GBP	164,310	87,104
7.211% due 06/21/2035 •		185,225	233,829
8.211% due 06/21/2035 •		129,635	165,212
9.211% due 06/21/2035 •		86,490	112,344
10.711% due 06/21/2035 •		37,025	47,969
12.711% due 06/21/2035 •		55,585	71,987
13.211% due 06/21/2035 •		9,645	12,216
Popular ABS Mortgage Pass-Through Trust
5.770% due 06/25/2047 •		$9,041	8,298
5.917% due 04/25/2035 þ		4,723	4,544
5.955% due 07/25/2036 •		2,072	1,913
6.000% due 05/25/2036 •		2,914	2,742
6.330% due 02/25/2036 •		1,312	1,212
PRET LLC
7.143% due 01/25/2054 þ		21,608	21,660
7.143% due 03/25/2054 þ		38,998	38,940
8.112% due 11/25/2053 þ		36,611	36,694
8.232% due 09/25/2053 þ		79,510	80,462
8.497% due 10/25/2053 þ		47,544	47,692
Progress Residential Trust
2.013% due 11/17/2040		6,071	5,326
2.709% due 02/17/2041		10,656	9,508
RAAC Trust
5.960% due 02/25/2037 •		2,751	2,644
6.060% due 09/25/2045 •		2,251	2,184
6.160% due 02/25/2046 «•		62	60
6.160% due 11/25/2046 •		1,050	998
6.220% due 10/25/2046 •		5,606	5,382
6.435% due 02/25/2046 •		19,679	18,919
6.960% due 09/25/2047 •		6,776	6,462
7.110% due 05/25/2039 •		1,514	1,540
Rad CLO Ltd.
0.000% due 04/25/2032 •		48,800	48,892
6.914% due 01/25/2033 •		95,600	96,139
RCKT Mortgage Trust 6.025% due 02/25/2044 ~		14,528	14,551
Reach ABS Trust 6.300% due 02/18/2031		7,952	7,974
Regatta Funding Ltd.
6.523% due 10/25/2031 •		102,550	102,713
6.645% due 04/20/2035 •		24,100	24,133
6.736% due 01/20/2035 •		29,000	29,039
Regional Management Issuance Trust 5.830% due 07/15/2036		10,500	10,558
Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •		615	554
5.512% due 04/25/2037 þ		6,555	1,648
5.580% due 11/25/2036 þ		12,329	4,017
5.612% due 04/25/2037 þ		853	218
5.675% due 06/25/2037 þ		3,891	960
5.731% due 11/25/2036 þ		548	183
5.744% due 06/25/2037 þ		137,503	34,344
5.761% due 04/25/2037 þ		2,781	730
5.797% due 08/25/2036 þ		662	250
5.812% due 11/25/2036 þ		9,025	3,061
5.879% due 06/25/2037 þ		8,523	2,181
5.893% due 06/25/2037 þ		6,639	1,703
5.906% due 06/25/2037 þ		23,928	6,152
6.011% due 05/25/2036 þ		9,006	4,065
6.115% due 08/25/2036 þ		17,329	6,896
6.120% due 11/25/2036 þ		683	244
6.203% due 06/25/2037 þ		38,172	10,459
7.750% due 09/25/2037 þ		29,387	11,929

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		20,275	19,886
7.090% due 06/25/2032		10,615	10,670
7.130% due 01/26/2032		33,262	33,455
Residential Asset Mortgage Products Trust
5.383% due 12/25/2034 «þ		215	183
5.492% due 01/25/2035 «þ		433	319
5.564% due 12/25/2034 •		566	473
5.670% due 10/25/2034 «þ		428	401
5.672% due 10/25/2033 •		1,710	1,689
5.784% due 04/25/2034 •		4,721	4,157
5.805% due 12/25/2036 •		15,000	13,566
5.810% due 08/25/2036 •		17,709	17,283
5.810% due 10/25/2036 •		2,065	1,990
5.850% due 02/25/2037 •		13,613	12,654
5.900% due 12/25/2035 •		17,599	15,533
5.985% due 07/25/2036 •		8,779	8,335
5.996% due 08/25/2034 •		1,555	1,536
6.000% due 02/25/2036 •		1,367	1,301
6.060% due 02/25/2036 •		1,249	1,239
6.105% due 02/25/2036 •		2,205	2,098
6.160% due 12/25/2035 •		21,563	18,896
6.210% due 04/25/2034 •		3,044	3,003
6.240% due 07/25/2035 •		88	87
6.270% due 07/25/2035 •		6,500	6,278
6.330% due 02/25/2034 •		466	463
6.330% due 04/25/2034 •		1,650	1,643
6.330% due 10/25/2035 •		11,246	10,651
6.345% due 11/25/2035 •		7,000	6,498
6.405% due 09/25/2035 •		10,782	10,397
6.405% due 10/25/2035 •		700	583
6.480% due 03/25/2035 •		3,411	3,391
6.480% due 06/25/2035 •		5,294	5,246
6.510% due 08/25/2035 •		2,089	2,032
6.525% due 07/25/2035 •		7,375	7,213
6.540% due 03/25/2035 •		7,313	7,139
6.555% due 05/25/2035 •		4,750	4,656
6.615% due 02/25/2035 •		6,997	6,901
6.660% due 01/25/2035 •		4,210	3,991
6.735% due 02/25/2035 •		464	378
7.035% due 04/25/2034 •		1,673	1,613
7.140% due 08/25/2035 •		12,534	11,181
7.365% due 02/25/2034 •		370	309
7.440% due 04/25/2034 •		2,821	2,735
Residential Asset Securities Corp. Trust
5.670% due 04/25/2037 •		7,244	6,923
5.680% due 02/25/2037 •		6,124	5,852
5.700% due 10/25/2036 •		19,611	19,011
5.710% due 11/25/2036 •		64,066	55,560
5.740% due 07/25/2036 •		18,172	17,463
5.740% due 09/25/2036 •		1,371	1,343
5.796% due 04/25/2034 •		943	918
5.800% due 11/25/2036 •		7,861	7,208
5.800% due 04/25/2037 •		34,230	32,438
5.900% due 01/25/2037 •		4,643	4,381
5.970% due 04/25/2036 •		16,082	14,583
5.980% due 09/25/2034 ~		895	802
5.980% due 07/25/2036 •		11,084	9,608
6.000% due 07/25/2036 •		10,141	8,708
6.020% due 04/25/2036 •		4,411	4,367
6.060% due 02/25/2036 •		4,265	4,199
6.075% due 11/25/2035 •		15,767	14,799
6.090% due 12/25/2035 «•		40	38
6.120% due 10/25/2035 •		10,039	9,625
6.140% due 05/25/2037 •		830	814
6.165% due 09/25/2035 •		7,508	7,067
6.165% due 11/25/2035 •		292	281
6.180% due 01/25/2036 •		2,094	2,046
6.300% due 09/25/2034 •		517	502
6.300% due 12/25/2034 •		428	427
6.330% due 11/25/2035 •		10,475	8,646
6.345% due 12/25/2035 •		1,516	1,329
6.360% due 11/25/2035 •		7,012	6,760
6.420% due 08/25/2035 •		5,344	5,254
6.495% due 08/25/2035 •		4,230	4,044
6.705% due 03/25/2035 •		530	512
7.070% due 01/25/2034 •		2,163	2,129
7.185% due 11/25/2034 «•		177	172
7.185% due 08/25/2035 •		4,551	4,283
7.260% due 04/25/2035 •		1,982	1,877
7.410% due 11/25/2034 •		802	791
7.935% due 11/25/2034 «•		443	421
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •	EUR	29,600	31,730
Romark CLO Ltd. 6.618% due 10/23/2030 •		$2,729	2,733

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Santander Drive Auto Receivables Trust
5.240% due 05/15/2028		50,600	50,325
5.250% due 04/17/2028		8,200	8,169
5.470% due 12/16/2030		79,500	79,472
5.610% due 07/17/2028		60,000	60,079
5.630% due 01/16/2029		86,800	86,958
5.710% due 02/16/2027		59,949	59,969
5.770% due 11/15/2030		110,000	110,814
5.800% due 09/15/2027		43,900	43,912
5.910% due 06/15/2027		87,900	87,936
Saxon Asset Securities Trust
1.702% due 11/25/2035 •		12,994	9,377
1.979% due 05/25/2035 •		886	671
4.522% due 12/25/2033 •		1,637	1,579
5.640% due 05/25/2037 •		23,371	16,373
5.770% due 09/25/2037 •		9,416	8,859
5.940% due 10/25/2046 •		2,734	2,269
5.950% due 09/25/2047 •		4,148	3,460
6.135% due 11/25/2037 •		11,018	10,430
6.180% due 11/25/2037 •		4,873	3,913
6.255% due 03/25/2031 «•		147	127
6.390% due 11/25/2037 •		5,408	4,040
6.435% due 12/26/2034 •		186	164
7.210% due 12/25/2037 •		5,094	4,297
10.000% due 12/26/2034 •		532	78
SBNA Auto Lease Trust
5.210% due 04/16/2029		12,600	12,576
5.320% due 12/15/2028		48,900	48,795
5.560% due 11/22/2027		53,300	53,467
5.670% due 11/20/2026		38,400	38,443
5.700% due 03/15/2027		47,800	47,779
6.520% due 04/20/2028		16,200	16,517
SCCU Auto Receivables Trust
5.700% due 10/16/2028		20,600	20,733
5.700% due 08/15/2029		12,200	12,235
5.850% due 05/17/2027		27,553	27,561
Securitized Asset-Backed Receivables LLC Trust
5.580% due 12/25/2036 •		457	102
5.620% due 08/25/2036 •		6,489	2,100
5.620% due 11/25/2036 •		140	36
5.660% due 07/25/2036 •		19,940	7,878
5.720% due 12/25/2036 •		6,777	6,037
5.740% due 07/25/2036 •		10,478	8,816
5.740% due 08/25/2036 •		36,627	14,962
5.760% due 07/25/2036 •		19,891	7,858
5.760% due 09/25/2036 •		3,918	1,335
5.780% due 07/25/2036 •		5,119	1,781
5.780% due 09/25/2036 •		18,613	12,775
5.780% due 10/25/2036 •		64,219	21,304
5.780% due 11/25/2036 •		7,304	1,906
5.780% due 12/25/2036 •		29,513	6,565
5.800% due 08/25/2036 •		29,974	9,702
5.860% due 12/25/2036 •		68,092	24,534
5.940% due 07/25/2036 •		3,640	1,438
5.960% due 05/25/2036 •		6,732	3,493
6.040% due 12/25/2035 •		1,756	1,692
6.060% due 11/25/2035 •		26,824	21,760
6.060% due 12/25/2035 •		13,207	9,564
6.105% due 10/25/2035 •		3,511	2,750
6.135% due 01/25/2035 •		785	679
6.180% due 10/25/2035 •		963	794
6.420% due 01/25/2036 •		540	493
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031		3,650	3,626
4.950% due 05/21/2029		16,200	16,111
5.710% due 10/20/2027		82,900	82,933
SG Mortgage Securities Trust
5.600% due 10/25/2036 •		15,326	13,604
5.780% due 07/25/2036 •		8,556	1,823
5.920% due 07/25/2036 •		8,007	1,718
6.000% due 02/25/2036 •		1,209	602
6.165% due 10/25/2035 •		2,000	1,799
Sierra Madre Funding Ltd. 5.842% due 09/07/2039 •		21,328	13,648
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •		94,700	94,897
SLM Private Credit Student Loan Trust 5.871% due 12/15/2039 •		299	291
SLM Student Loan Trust
4.282% due 10/25/2039 •	EUR	4,569	4,613
6.250% due 03/25/2026 •		$21,866	21,843
SMB Private Education Loan Trust
0.000% due 03/15/2052 •		62,300	62,417
0.000% due 03/15/2052 «(h)		3,290	6,398
0.000% due 07/05/2053 •		131,200	130,605
0.000% due 09/15/2053 (h)		3	1,524

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

0.000% due 02/16/2055 «(h)	34	38,134
0.000% due 10/16/2056 «(h)	13	9,510
0.000% due 10/15/2058 «(h)	23	8,861
3.940% due 02/16/2055	242,294	229,397
4.550% due 02/16/2055	95,634	91,545
4.950% due 02/16/2055	24,146	22,904
4.990% due 10/16/2056	281,818	278,083
5.370% due 10/15/2058	123,766	122,852
5.380% due 07/05/2053	118,400	118,505
5.500% due 06/17/2052	43,774	44,183
5.550% due 03/15/2052	62,300	63,325
5.770% due 10/16/2056	128,108	127,556
5.950% due 02/16/2055	40,034	38,238
6.150% due 09/15/2053	86,040	89,020
6.150% due 10/15/2058	45,713	45,885
6.250% due 03/15/2052	11,819	12,029
6.310% due 09/15/2054 •	2,309	2,302
6.360% due 10/16/2056	19,950	19,904
6.433% due 06/17/2052 •	12,324	12,351
6.500% due 03/15/2052	4,315	4,427
6.580% due 10/15/2058	12,778	12,782
6.783% due 02/16/2055 •	239,102	240,739
6.783% due 03/15/2056 •	7,806	7,928
6.930% due 09/15/2053	43,966	46,421
6.983% due 09/15/2053 •	139,675	142,821
7.133% due 10/16/2056 •	429,972	439,716
7.133% due 10/15/2058 •	189,776	193,290
7.183% due 05/16/2050 •	7,154	7,300
7.230% due 10/15/2058	35,988	35,799
7.540% due 09/15/2053	8,999	9,329
7.560% due 10/16/2056	64,173	64,105
8.290% due 03/15/2052	4,600	4,717
8.870% due 09/15/2053	18,543	19,586
SoFi Alternative Trust
0.000% due 02/15/2046 «(h)	950	21,887
1.170% due 02/15/2046	170,351	156,595
2.550% due 02/15/2046	51,395	45,450
4.350% due 06/15/2050 ~	123,574	115,063
4.756% due 05/16/2050 ~	72,975	68,258
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	2,515	2,425
Sound Point CLO Ltd.
6.590% due 04/15/2031 •	15,103	15,126
6.604% due 01/25/2032 •	54,900	54,899
6.760% due 07/15/2034 •	13,000	13,003
6.765% due 10/25/2034 •	15,700	15,655
Soundview Home Loan Trust
4.507% due 04/25/2035 •	464	437
5.540% due 06/25/2037 •	4,038	2,619
5.570% due 01/25/2037 •	619	442
5.570% due 02/25/2037 •	184	52
5.610% due 06/25/2037 •	11,221	7,279
5.620% due 01/25/2037 •	31,289	22,324
5.630% due 07/25/2037 •	1,444	1,237
5.630% due 08/25/2037 •	8,320	6,944
5.660% due 06/25/2037 •	130,654	88,419
5.670% due 06/25/2037 •	16,542	10,731
5.700% due 01/25/2037 •	13,617	9,716
5.740% due 06/25/2037 •	4,944	3,207
5.760% due 01/25/2037 •	11,417	10,717
5.760% due 03/25/2037 •	9,503	8,845
5.800% due 11/25/2036 •	60,846	16,843
5.830% due 02/25/2037 •	19,644	5,577
5.865% due 12/25/2036 •	10,422	10,147
5.920% due 06/25/2036 •	5,162	4,899
5.925% due 02/25/2036 •	12,037	11,015
5.925% due 06/25/2036 •	1,208	1,008
5.940% due 07/25/2036 •	9,797	8,614
5.960% due 10/25/2036 •	22,351	21,066
5.960% due 11/25/2036 •	7,099	6,710
5.977% due 03/25/2036 •	1,000	833
6.015% due 03/25/2036 •	14,893	14,341
6.150% due 12/25/2035 •	8,000	7,247
6.160% due 12/25/2035 •	861	857
6.210% due 06/25/2035 •	17,750	15,431
6.210% due 03/25/2036 •	379	371
6.315% due 01/25/2035 «•	107	91
6.360% due 10/25/2037 •	1,864	1,452
6.435% due 08/25/2035 •	8,802	6,260
6.435% due 11/25/2035 •	3,946	3,807
6.495% due 05/25/2035 •	4,274	4,200
6.540% due 07/25/2035 •	1,660	1,640
6.760% due 11/25/2033 «•	85	83
Specialty Underwriting & Residential Finance Trust
4.487% due 06/25/2037 •	3,507	1,738
5.700% due 03/25/2037 •	28,911	13,587

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.730% due 04/25/2037 •	2,257	1,639
5.740% due 09/25/2037 •	19,939	17,959
5.740% due 11/25/2037 •	5,702	4,488
5.760% due 06/25/2037 •	1,643	945
5.880% due 11/25/2037 •	9,329	5,168
5.940% due 09/25/2037 •	15,269	5,270
6.630% due 12/25/2035 •	5,314	5,159
Starwood Commercial Mortgage Trust
6.523% due 07/15/2038 •	1,958	1,951
6.843% due 07/15/2038 •	25,170	25,001
7.043% due 07/15/2038 •	10,070	9,981
7.393% due 07/15/2038 •	13,000	12,721
7.793% due 07/15/2038 •	12,125	11,479
8.143% due 07/15/2038 •	2,500	2,298
Steele Creek CLO Ltd. 6.600% due 04/15/2031 •	21,996	22,030
Structured Asset Investment Loan Trust
5.590% due 07/25/2036 •	29,988	21,360
5.610% due 07/25/2036 •	662	643
5.632% due 07/25/2036 •	32,688	18,832
5.740% due 06/25/2036 •	10,347	9,955
5.980% due 05/25/2036 •	14,626	5,818
6.060% due 01/25/2036 •	259	252
6.060% due 03/25/2036 •	10,000	4,865
6.075% due 01/25/2036 •	42,520	32,876
6.080% due 01/25/2036 •	32,523	29,651
6.090% due 11/25/2035 •	12,010	11,560
6.160% due 04/25/2033 «•	27	27
6.180% due 04/25/2033 •	186	188
6.180% due 04/25/2035 •	633	619
6.180% due 07/25/2035 •	9,614	8,913
6.180% due 10/25/2035 •	20,164	19,432
6.195% due 09/25/2035 •	5,685	4,995
6.210% due 07/25/2035 •	1,274	1,192
6.225% due 08/25/2035 •	14,177	13,598
6.240% due 02/25/2035 •	6,225	6,069
6.240% due 03/25/2035 •	7,584	7,151
6.285% due 05/25/2034 •	282	270
6.360% due 04/25/2035 •	17,440	15,854
6.390% due 06/25/2035 •	1,597	1,515
6.410% due 07/25/2033 •	719	694
6.410% due 07/25/2033 «•	1	1
6.410% due 08/25/2033 •	3,273	3,114
6.435% due 01/25/2035 •	4,200	3,767
6.435% due 05/25/2035 •	25,492	22,499
6.540% due 05/25/2035 •	1,434	951
6.585% due 07/25/2033 •	522	527
6.735% due 11/25/2034 •	5,203	5,211
6.960% due 11/25/2034 •	2,506	2,588
7.185% due 10/25/2034 •	2,171	2,240
7.185% due 11/25/2034 •	1,948	1,983
7.785% due 11/25/2034 «•	96	98
8.085% due 08/25/2033 «•	1	1
8.235% due 10/25/2033 «•	116	119
8.460% due 06/25/2033 «•	83	83
8.460% due 11/25/2034 •	2,222	2,268
8.610% due 08/25/2033 •	1,046	945
Structured Asset Securities Corp.
4.991% due 02/25/2035 •	6,981	7,042
5.730% due 05/25/2031 •	3,116	2,255
6.165% due 02/25/2035 •	4,561	4,516
6.210% due 02/25/2035 •	2,425	2,186
7.081% due 05/25/2031 ~	5,508	4,190
Structured Asset Securities Corp. Mortgage Loan Trust
3.589% due 10/25/2037 •	35,252	21,650
5.600% due 08/25/2046 •	17,729	16,389
5.610% due 09/25/2036 •	5,526	5,265
5.620% due 03/25/2036 •	10,710	10,136
5.620% due 04/25/2036 •	4,933	4,843
5.620% due 01/25/2037 •	15,590	14,702
5.690% due 01/25/2037 •	36,600	20,922
5.690% due 05/25/2047 •	1,661	1,587
5.700% due 01/25/2037 •	20,212	13,747
5.720% due 05/25/2036 •	8,589	8,251
5.730% due 04/25/2036 •	5,749	5,536
5.730% due 07/25/2036 •	2,291	2,281
5.760% due 03/25/2037 •	17,079	11,084
5.770% due 08/25/2046 •	3,525	3,087
5.820% due 03/25/2037 •	3,549	1,325
5.880% due 02/25/2037 •	3,306	3,194
5.895% due 07/25/2036 •	49,604	47,705
5.895% due 09/25/2036 •	54,607	51,672
5.960% due 03/25/2037 •	15,427	5,767
5.960% due 11/25/2037 •	5,750	5,012
5.985% due 07/25/2036 •	2,547	2,427
6.030% due 10/25/2036 •	3,702	3,612

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.060% due 12/25/2035 •		11,288	9,858
6.060% due 01/25/2037 •		13,018	10,400
6.060% due 03/25/2037 •		5,312	1,986
6.080% due 05/25/2036 •		19,554	18,631
6.080% due 12/25/2036 •		38,715	21,800
6.080% due 02/25/2037 •		1,885	1,799
6.090% due 05/25/2035 «•		18	17
6.105% due 02/25/2036 «•		12	12
6.135% due 04/25/2035 •		4,695	4,289
6.135% due 06/25/2035 •		3,383	3,210
6.165% due 02/25/2036 •		12,034	11,871
6.255% due 02/25/2036 •		4,889	4,670
6.360% due 05/25/2035 «•		447	425
6.405% due 05/25/2035 «•		115	108
6.435% due 05/25/2035 •		7,853	7,481
6.450% due 05/25/2035 «•		444	407
6.465% due 11/25/2035 •		1,357	1,337
6.510% due 05/25/2035 •		677	602
6.560% due 10/25/2037 •		90,948	39,938
6.630% due 02/25/2035 «•		229	194
7.110% due 05/25/2035 «•		35	33
7.460% due 08/25/2037 •		1,436	1,425
7.560% due 11/25/2035 •		3,000	2,874
7.560% due 08/25/2037 •		7,000	6,812
8.085% due 11/25/2035 •		3,197	3,028
8.835% due 08/25/2037 •		22,510	20,165
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032 «		51	18
6.285% due 01/25/2035 •		1,173	1,183
Structured Asset Securities Corp. Trust 6.150% due 09/25/2035 •		7,982	7,487
Sycamore Tree CLO Ltd. 7.005% due 01/20/2037 •		79,000	79,332
Symphony CLO Ltd.
6.526% due 01/23/2032 •		15,285	15,337
6.688% due 07/23/2033 •		13,500	13,530
6.914% due 04/25/2034 •		99,500	99,977
7.125% due 01/20/2037 •		21,325	21,460
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		4,714	4,719
Synchrony Card Funding LLC 3.370% due 04/15/2028		14,000	13,756
Tallman Park CLO Ltd. 6.646% due 04/20/2034 •		31,100	31,149
Taupe Funding Trust
0.000% due 08/20/2031 «(h)		95	18,294
5.732% due 07/21/2025		10,332	10,336
5.830% due 01/21/2031		105,450	105,378
5.860% due 01/21/2031		65,104	64,996
5.940% due 01/21/2031		69,065	68,988
6.160% due 08/20/2031		12,607	12,602
TCW CLO Ltd.
6.555% due 04/25/2031 •		1,106	1,107
6.926% due 01/16/2037 •		43,800	43,928
Terwin Mortgage Trust
3.671% due 09/25/2036 •		9,901	4,158
5.800% due 07/25/2037 •		1,813	1,744
6.000% due 07/25/2037 •		4,960	4,271
6.080% due 04/25/2037 •		13,933	13,319
6.435% due 07/25/2035 •		6,012	4,578
6.585% due 04/25/2036 •		851	845
6.660% due 04/25/2036 •		1,857	1,796
7.710% due 10/25/2038 •		930	914
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,077
5.380% due 02/20/2029		15,000	15,066
Theorem Funding Trust
6.060% due 12/15/2028		16,351	16,337
7.580% due 04/15/2029		18,228	18,392
TIAA CLO Ltd. 0.000% due 01/20/2032 •(c)		27,900	27,900
Tikehau CLO DAC 5.006% due 04/15/2032 •	EUR	1,300	1,390
Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		$41,852	41,742
6.125% due 02/25/2064 ~		26,683	26,667
6.290% due 05/25/2064 ~		79,200	79,541
Trainer Wortham CBO Ltd. 6.170% due 01/04/2040 •		4,690	1,707
Tralee CLO Ltd. 6.776% due 01/20/2030 •		60,729	60,780
Trapeza CDO Ltd.
5.853% due 04/06/2042 •		4,861	4,521
5.865% due 11/09/2042 •		11,086	10,476
5.913% due 04/06/2042 •		8,300	6,764
5.915% due 11/09/2042 •		14,000	12,040

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.916% due 01/27/2040 •	21,233	19,535
Trestles CLO Ltd. 6.756% due 10/20/2034 •	25,800	25,862
Triaxx Prime CDO Ltd. 5.704% due 10/02/2039 •	5,843	54
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	10,738	10,747
Tricon American Homes 1.482% due 11/17/2039	16,441	14,556
Trinitas CLO Ltd.
6.663% due 01/25/2034 •	166,900	167,355
6.686% due 07/20/2031 •	24,735	24,761
6.694% due 04/25/2033 •	97,600	97,904
6.706% due 01/20/2032 •	14,325	14,331
Tropic CDO Ltd.
5.880% due 07/15/2036 •	18,178	17,451
5.910% due 07/15/2036 •	28,936	27,490
Truman Capital Mortgage Loan Trust 5.720% due 03/25/2036 •	13	13
TruPS Financials Note Securitization Ltd. 6.763% due 03/30/2039 •	158,049	156,666
TSTAT Ltd. 6.925% due 07/20/2031 •	4,796	4,804
U.S. Capital Funding Ltd. 5.839% due 10/10/2040 •	27,275	25,230
United Auto Credit Securitization Trust 6.170% due 08/10/2026	4,478	4,480
Upstart Pass-Through Trust
4.300% due 05/20/2030	4,869	4,751
7.900% due 10/20/2028	14,540	14,647
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	6,072	5,937
Venture CLO Ltd. 6.576% due 07/20/2030 •	811	812
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(c)	105,100	105,100
Veros Auto Receivables Trust 6.280% due 11/15/2027	12,108	12,114
Vibrant CLO Ltd. 7.235% due 06/20/2029 •	10,718	10,755
Voya CLO Ltd.
6.525% due 07/20/2032 •	29,500	29,570
6.590% due 10/15/2030 •	678	679
6.659% due 10/17/2032 •	18,800	18,816
6.846% due 04/15/2037 •	13,330	13,337
VStrong Auto Receivables Trust 5.790% due 08/16/2027	7,200	7,200
Wachovia Mortgage Loan Trust LLC 6.150% due 10/25/2035 •	2,855	2,531
WaMu Asset-Backed Certificates WaMu Trust
5.570% due 04/25/2037 «•	42	15
5.630% due 07/25/2047 •	11,709	6,865
5.685% due 05/25/2037 •	28,733	26,572
5.700% due 05/25/2037 •	18,497	16,284
5.710% due 05/25/2037 •	14,377	12,660
5.760% due 01/25/2037 •	30,228	25,170
Washington Mutual Asset-Backed Certificates Trust
4.483% due 10/25/2036 •	12,037	4,124
5.760% due 05/25/2036 •	9,105	7,009
5.940% due 08/25/2036 •	8,269	5,059
Wellfleet CLO Ltd.
6.756% due 07/20/2032 •	22,839	22,886
6.790% due 07/15/2034 •	10,000	10,007
Wells Fargo Home Equity Asset-Backed Securities Trust
5.750% due 07/25/2036 •	3,479	3,434
5.780% due 07/25/2036 •	6,795	6,532
5.880% due 03/25/2037 •	569	560
5.920% due 04/25/2037 •	7,620	7,372
5.970% due 05/25/2036 •	4,000	3,927
6.015% due 05/25/2036 •	1,340	1,251
6.060% due 04/25/2037 •	5,000	3,502
7.185% due 11/25/2035 •	389	386
8.010% due 11/25/2035 •	12,883	11,981
Westlake Automobile Receivables Trust
0.000% due 08/16/2027 •	36,900	36,910
5.440% due 05/17/2027	13,800	13,769
5.560% due 02/15/2028	17,300	17,313
5.620% due 03/15/2027	46,600	46,565
5.750% due 08/16/2027	78,800	78,808
5.903% due 03/15/2027 •	18,700	18,704
World Omni Auto Receivables Trust
5.270% due 09/17/2029	25,900	25,997
5.480% due 09/15/2027	4,900	4,903

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.763% due 09/15/2027 •		4,700	4,703

Total Asset-Backed Securities (Cost $30,879,919)			29,255,466

SOVEREIGN ISSUES 5.8%
Argentina Government International Bond
0.750% due 07/09/2030 þ		515,494	287,193
1.000% due 07/09/2029		36,438	20,991
3.500% due 07/09/2041 þ		383,591	151,135
3.625% due 07/09/2035 þ		550,755	233,498
3.625% due 07/09/2046 þ		15,639	6,852
4.250% due 01/09/2038 þ		113,563	52,353
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (h)	BRL	6,478,880	1,129,468
0.000% due 04/01/2025 (h)		6,046,100	1,001,238
Israel Government International Bond
3.800% due 05/13/2060		$115,235	74,310
5.375% due 03/12/2029		177,500	174,363
5.500% due 03/12/2034		190,000	181,258
5.750% due 03/12/2054		132,100	119,055
Mexico Government International Bond
2.750% due 11/27/2031	MXN	10,800,781	497,131
3.000% due 12/03/2026		2,974,749	150,376
4.000% due 11/30/2028		4,721,372	241,496
4.000% due 08/24/2034		1,254,259	61,360
7.000% due 09/03/2026		5,823,000	289,811
7.500% due 06/03/2027		4,087,500	208,296
7.750% due 05/29/2031		452,600	22,129
8.500% due 03/01/2029		2,784,100	143,311
8.500% due 05/31/2029		1,776,200	91,549
Peru Government International Bond
5.350% due 08/12/2040	PEN	24,900	5,255
5.400% due 08/12/2034		74,080	17,003
5.940% due 02/12/2029		878	230
6.150% due 08/12/2032		159,768	40,120
6.900% due 08/12/2037		199,614	49,919
6.950% due 08/12/2031		90,871	24,290
7.300% due 08/12/2033		40,500	10,829
Poland Government International Bond
5.125% due 09/18/2034		$47,500	46,783
5.500% due 03/18/2054		7,200	6,998
Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	30,381
3.900% due 01/30/2033		46,724	51,065
4.000% due 01/30/2037		78,168	84,338
4.200% due 01/30/2042		33,323	36,136
Romania Government International Bond
1.750% due 07/13/2030		82,700	72,368
2.000% due 04/14/2033		23,900	19,229
2.125% due 03/07/2028		4,300	4,255
2.750% due 04/14/2041		59,800	41,579
2.875% due 04/13/2042		64,700	45,105
3.750% due 02/07/2034		25,720	23,682
5.250% due 05/30/2032		78,700	82,104
5.375% due 03/22/2031		80,200	85,310
5.500% due 09/18/2028		49,000	53,888
5.625% due 02/22/2036		32,350	33,834
5.625% due 05/30/2037		98,100	101,425
6.375% due 09/18/2033		50,400	56,193
Russia Government International Bond
4.250% due 06/23/2027		$188,400	143,184
4.375% due 03/21/2029		200	146
4.750% due 05/27/2026		164,200	135,465
5.100% due 03/28/2035		5,600	3,707
5.250% due 06/23/2047		560,200	324,916
5.625% due 04/04/2042		405,400	285,789
5.875% due 09/16/2043		124,400	87,890
7.500% due 03/31/2030		2,541	1,829
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	16,009,400	913,307
State Agency of Roads of Ukraine 6.250% due 06/24/2030		$8,918	2,497
Turkey Government International Bond
4.250% due 03/13/2025		292,100	287,318
5.250% due 03/13/2030		258,921	237,132
6.125% due 10/24/2028		76,500	74,793
7.625% due 04/26/2029		253,315	259,021
Ukraine Government International Bond 4.375% due 01/27/2032	EUR	27,571	7,707
Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		$8,428	1,262
7.650% due 04/21/2025 ^(e)		40,703	6,544
8.250% due 10/13/2024 ^(e)		53,077	8,625
9.250% due 09/15/2027 ^(e)		60,703	11,534
9.250% due 05/07/2028 ^(e)		75,546	13,034
11.750% due 10/21/2026 ^(e)		6,260	1,209

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

11.950% due 08/05/2031 ^(e)	64,700	12,201

Total Sovereign Issues (Cost $9,421,365)		8,978,602

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.0%
Constellation Oil 'B' «(f)(l)	2,442,967	265

FINANCIALS 0.2%
Dreamwell Ltd. «(f)(l)	1,460	12
Intelsat Emergence SA «(l)	7,981,591	296,854
UBS Group AG	245,819	7,237

		304,103

HEALTH CARE 0.0%
NVHL SA 'A' «(f)(l)	8,220	4
NVHL SA 'B' «(f)(l)	8,220	4
NVHL SA 'C' «(f)(l)	8,220	4
NVHL SA 'D' «(f)(l)	8,220	5
NVHL SA 'E' «(f)(l)	8,220	5
NVHL SA 'F' «(f)(l)	8,220	5
NVHL SA 'G' «(f)(l)	8,220	5
NVHL SA 'H' «(f)(l)	8,220	5
NVHL SA 'I' «(f)(l)	8,220	5
NVHL SA 'J' «(f)(l)	8,220	5

		47

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(f)(l)	39,510	923
Forsea Holding SA «(f)	230,111	5,379
SSB Manufacturing Co., Inc. «(f)(l)	1,460	0
Voyager Aviation Holdings LLC «(f)	5,549	0
Westmoreland Mining Holdings «(f)(l)	143,733	287
Westmoreland Mining LLC «(f)(l)	144,999	653

		7,242

REAL ESTATE 0.0%
ADLER Group SA (f)	9,324	1

Total Common Stocks (Cost $678,567)		311,658

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(l)	3	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	457

Total Warrants (Cost $38,404)		457

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AGFC Capital Trust 7.340% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	67,568
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	5,245,000	4,799
Encina Private Credit LLC «	24,670	0
Farm Credit Bank of Texas 9.601% (US0003M + 4.010%) due 09/15/2024 ~(j)	87,500	8,794
Nationwide Building Society 10.250% ~	1,164,371	192,383
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)	381,436,200	443,900

		717,444

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	33,294	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Total Preferred Securities (Cost $841,501)		717,444

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Uniti Group, Inc.	1,130,016	3,300
VICI Properties, Inc.	11,625,222	332,946

Total Real Estate Investment Trusts (Cost $157,723)		336,246

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
COMMERCIAL PAPER 0.1%
Entergy Corp.
5.550% due 07/18/2024	$18,600	18,543
5.550% due 07/24/2024	15,300	15,239
5.550% due 07/25/2024	15,200	15,137
5.600% due 07/02/2024	13,800	13,792

		62,711

REPURCHASE AGREEMENTS (m) 0.0%		53,001

U.S. TREASURY BILLS 0.1%
5.386% due 07/11/2024 - 09/19/2024 (g)(h)(o)(q)	210,891	210,244

Total Short-Term Instruments (Cost $325,982)		325,956

Total Investments in Securities (Cost $245,378,279)		233,796,713

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
COMMON STOCKS 0.4%
AFFILIATED INVESTMENTS 0.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	71,716
iHeartMedia, Inc. 'A' (f)	9,028,024	9,841
iHeartMedia, Inc. 'B' «	12,214,441	11,982

		93,539

HEALTH CARE 0.2%
Amsurg Equity «(l)	5,968,052	295,443

INDUSTRIALS 0.1%
Neiman Marcus Group Ltd. LLC «(l)	919,864	124,287
Sierra Hamilton Holder LLC «(l)	15,369,768	2

		124,289

UTILITIES 0.0%
Windstream Units «	5,118,377	85,682

Total Common Stocks (Cost $998,322)		598,953

SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	662,447,554	6,444,952

Total Short-Term Instruments (Cost $6,443,431)		6,444,952

Total Investments in Affiliates (Cost $7,441,753)		7,043,905

Total Investments 156.5% (Cost $252,820,032)		$240,840,618
Financial Derivative Instruments (n)(p) 0.3%(Cost or Premiums, net $8,985,332)		437,193
Other Assets and Liabilities, net (56.8)%		(87,415,279)

Net Assets 100.0%		$153,862,532

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$249,375	$295,443	0. 19%
Constellation Oil 'B'	06/10/2022	265	265	0.00
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Dreamwell Ltd.	04/24/2024	2,432	12	0.00
Drillco Holding Lux SA	06/08/2023	790	923	0.00
GHH Holdings Ltd. 7.150% due 12/04/2024	10/10/2018	97,514	92,571	0.06
Intelsat Emergence SA	06/19/2017 - 02/23/2024	612,233	296,854	0.20
NVHL SA 'A'	03/09/2012	0	4	0.00
NVHL SA 'B'	03/09/2012	0	4	0.00
NVHL SA 'C'	03/09/2012	0	4	0.00
NVHL SA 'D'	03/09/2012	0	5	0.00
NVHL SA 'E'	03/09/2012	0	5	0.00
NVHL SA 'F'	03/09/2012	0	5	0.00
NVHL SA 'G'	03/09/2012	0	5	0.00
NVHL SA 'H'	03/09/2012	0	5	0.00
NVHL SA 'I'	03/09/2012	0	5	0.00
NVHL SA 'J'	03/09/2012	0	5	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	76,658	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	124,287	0.08
Project Luminous 3.000% due 12/15/2024	09/20/2023	47,775	46,399	0.03
Project Luminous 3.000% due 12/15/2027	04/24/2024	18,558	18,467	0.01
Ripon Investments Financing Ltd. 0.000% due 02/28/2025	01/11/2023	2,253	2,345	0.00
SSB Manufacturing Co., Inc.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	287	0.00
Westmoreland Mining LLC	06/30/2023	961	653	0.00

		$1,148,941	$955,211	0.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$53,001	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(54,061)	$53,001	$53,012

Total Repurchase Agreements	$(54,061)	$53,001	$53,012

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA	1.500%	07/01/2054	$32,175	$(24,186)	$(23,998)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2039	300	(267)	(264)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	23,700	(18,786)	(18,557)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2054	259,937	(213,694)	(212,285)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2054	138,363	(113,932)	(113,117)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2054	1,020,888	(906,999)	(903,646)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2039	102,300	(98,048)	(98,369)
Uniform Mortgage-Backed Security, TBA	5.000	08/01/2054	441,500	(428,565)	(426,669)

Total Short Sales (1.2)%	$(1,804,477)	$(1,796,905)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(2,094) at a weighted average interest rate of 5.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	308	$308	$(86)	$(117)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	308	308	(91)	(41)

Total Written Options	$(177)	$(158)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	1,530	$215,667	$2,809	$33	$(688)
U.S. Treasury 2-Year Note September Futures	09/2024	14,032	2,865,598	4,300	0	(329)
U.S. Treasury 5-Year Note September Futures	09/2024	99,077	10,559,441	54,045	0	(10,836)
U.S. Treasury 10-Year Note September Futures	09/2024	1,017	111,854	1,311	0	(270)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	14,613	1,659,032	15,184	0	(7,078)

$77,649	$33	$(19,201)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	2,457	$(584,428)	$16,047	$0	$(31)
3-Month SOFR Active Contract December Futures	03/2026	2,667	(640,280)	12,102	0	0
3-Month SOFR Active Contract June Futures	09/2024	3,094	(732,137)	22,740	0	(19)
3-Month SOFR Active Contract June Futures	09/2025	2,494	(596,596)	13,389	0	(62)
3-Month SOFR Active Contract March Futures	06/2025	2,245	(535,629)	13,341	0	(28)
3-Month SOFR Active Contract March Futures	06/2026	2,497	(600,123)	10,523	31	0
3-Month SOFR Active Contract September Futures	12/2024	2,869	(680,312)	20,349	0	(36)
3-Month SOFR Active Contract September Futures	12/2025	2,038	(488,509)	9,980	0	(26)
Australia Government 10-Year Bond September Futures	09/2024	11,965	(906,490)	(115)	6,914	(6,914)
U.S. Treasury Long-Term Bond September Futures	09/2024	61,239	(7,245,339)	(85,339)	61,239	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	15,493	(1,941,951)	(22,963)	25,661	0

$10,054	$93,845	$(7,116)

Total Futures Contracts	$87,703	$93,878	$(26,317)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.456%	EUR	25,700	$167	$404	$571	$15	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.371		$2,400	31	(9)	22	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399		5,700	88	(21)	67	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564		23,900	(48)	433	385	13	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.391		27,630	168	(80)	88	5	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.252		24,300	2,324	(1,738)	586	8	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.570		6,700	744	(173)	571	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.754		8,800	1,089	(203)	886	0	(5)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.875		16,700	1,581	349	1,930	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.266		31,300	2,064	(1,311)	753	9	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.296		59,800	4,589	(1,801)	2,788	17	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.501		20,000	903	415	1,318	0	(10)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.602		21,300	2,083	(282)	1,801	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	0.790		13,400	1,508	(171)	1,337	0	(8)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.915		47,500	4,865	569	5,434	8	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107		44,800	471	302	773	5	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149		8,900	99	82	181	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	EUR	6,400	(461)	511	50	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.347		34,900	(3,725)	4,091	366	0	(6)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.379		55,200	(1,884)	2,609	725	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.438		244,400	(10,378)	13,980	3,602	0	(191)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.476		28,700	(2,120)	2,588	468	0	(14)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355		$13,300	302	(136)	166	5	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404		62,700	1,390	(496)	894	10	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.436		6,600	0	105	105	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523		51,600	(104)	1,014	910	27	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580		10,000	(46)	219	173	3	0

							$5,700	$21,250	$26,950	$142	$(235)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin(7)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index		(1.000)%	Quarterly	12/20/2025		$205,800	$(1,977)	$(471)	$(2,448)	$0	$(5)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$73,015	$(348)	$572	$224	$0	$(6)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	23,456	(1,984)	6	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	45	(3)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,050,548	(42,180)	37,512	(4,668)	185	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	1,317	(170)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	7,094	(1,462)	0	(54)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	69,500	(4,888)	3,674	(1,214)	1	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	425,500	(23,587)	13,208	(10,379)	71	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	267,800	(9,809)	1,336	(8,473)	41	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	8,010	739	(449)	290	0	(8)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,843	1,229	(586)	643	0	(13)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	721,292	17,436	26,368	43,804	0	(621)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	296,044	7,184	13,330	20,514	0	(258)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	56,580	85	3,553	3,638	0	(49)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	52,587	(635)	3,930	3,295	0	(41)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	26,829	0	1,724	1,724	0	(15)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	1,401,345	2,365	88,763	91,128	0	(828)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	2,745,400	187,165	(11,575)	175,590	0	(1,675)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(15)	47	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	7	272	279	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,400	(1)	89	88	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	20,100	162	267	429	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	329,700	3,715	3,339	7,054	0	(21)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	5,100,700	112,170	(6,223)	105,947	0	(450)

$215,340	$211,001	$426,341	$305	$(4,040)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,999,450	$164,291	$(114,895)	$49,396	$0	$(13,313)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	556,500	164,953	11,404	176,357	1,870	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	40,700	1,477	(78)	1,399	0	(158)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	47,000	(200)	1,292	1,092	196	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	275,800	(4,389)	7,139	2,750	1,163	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052	62,400	(38,039)	(707)	(38,746)	0	(475)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	29,900	(18,462)	(310)	(18,772)	0	(227)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	29,900	(18,202)	(307)	(18,509)	0	(228)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	59,900	(35,533)	(549)	(36,082)	0	(461)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	500,150	345,135	17,852	362,987	3,693	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	3,700	(76)	215	139	39	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	26,367	11,284	940	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	45,730,000	(2,247)	(381)	(2,628)	0	(239)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	275,310,000	53,872	(2,881)	50,991	2,448	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	1,037,000,000	10,945	206,096	217,041	10,131	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	217,541,000	2,110	(706)	1,404	0	(705)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	93,523,200	560	21,722	22,282	1,494	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	112,053,000	5,606	(601)	5,005	0	(599)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	45,656,000	44,542	(2,216)	42,326	1,285	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	11,112,000	4,659	3,426	8,085	322	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	07/21/2024	$781,600	(10,898)	(8,373)	(19,271)	0	(167)
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024	779,600	(10,931)	(8,233)	(19,164)	0	(166)
Pay	1-Day USD-SOFR Compounded-OIS	3.010	Annual	07/25/2024	1,196,400	(17,139)	(12,786)	(29,925)	0	(259)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024	779,100	(12,524)	(9,033)	(21,557)	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	170,100	(3,039)	(1,203)	(4,242)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	491,900	(9,118)	(3,426)	(12,544)	0	(102)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	159,700	(2,869)	(1,037)	(3,906)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	159,400	(2,701)	(999)	(3,700)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	159,400	(2,633)	(987)	(3,620)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	159,400	(2,584)	(980)	(3,564)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	159,500	(2,952)	(1,027)	(3,979)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	159,100	(1,090)	(3,075)	(4,165)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	11/05/2024	820,000	8,238	13,520	21,758	346	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	158,500	(1,149)	(2,597)	(3,746)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	242,700	(1,578)	(4,320)	(5,898)	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	163,400	(1,085)	(3,058)	(4,143)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	239,800	(1,517)	(4,717)	(6,234)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	323,000	(1,171)	(4,275)	(5,446)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	323,000	(1,126)	(4,641)	(5,767)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	326,000	(1,011)	(4,766)	(5,777)	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	325,000	(1,016)	(4,401)	(5,417)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	0.600	Semi-Annual	12/14/2024	3,976,455	31,475	69,090	100,565	1,711	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/14/2024	10,241,100	466,544	(212,682)	253,862	4,320	0
Receive	1-Day USD-SOFR Compounded-OIS	0.800	Semi-Annual	12/14/2024	10,221,000	455,451	(207,213)	248,238	4,226	0
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	12/18/2024	1,460,000	6,082	32,217	38,299	624	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	4,973,600	120,149	26,872	147,021	1,356	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	2,485,600	59,667	15,194	74,861	640	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	260,300	(2,037)	(4,516)	(6,553)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	84,500	(663)	(1,468)	(2,131)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	246,400	(1,933)	(4,240)	(6,173)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	287,400	(2,220)	(4,720)	(6,940)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	165,700	(1,251)	(2,843)	(4,094)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	201,000	(1,548)	(3,292)	(4,840)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	201,500	(1,552)	(3,290)	(4,842)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	201,000	(1,533)	(3,208)	(4,741)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	21,464,640	(60,961)	(73,958)	(134,919)	0	(1,206)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	12,635,250	308,274	(333,660)	(25,386)	0	(225)
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,948,100	97,712	27,908	125,620	606	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	51,837	19,677	71,514	352	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	6,228,000	46,405	(118,347)	(71,942)	0	(746)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	3,897	1,019	4,916	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	262,500	360	4,389	4,749	103	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(35,297)	(181)	(35,478)	0	(272)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(19,628)	49	(19,579)	0	(144)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(12,177)	46	(12,131)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(24,222)	289	(23,933)	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(5,818)	74	(5,744)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(12,381)	216	(12,165)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	16,017	(75,975)	0	(571)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(17,689)	811	(16,878)	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	5,682	(23,412)	0	(189)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(20,928)	(2,488)	(23,416)	0	(227)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(16,197)	(844)	(17,041)	0	(178)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027	4,602,700	6,299	(97,271)	(90,972)	0	(2,557)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	132,030	(5,589)	126,441	1,129	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	83,500	(785)	82,715	910	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,295)	(6,536)	(27,831)	0	(384)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(17,356)	(600)	(17,956)	0	(263)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	(14,850)	(24,879)	0	(260)
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(31,564)	(19,861)	(51,425)	0	(820)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(53,387)	(78,323)	0	(1,276)
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	60,379	60,036	592	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	7,192	34,834	406	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	(2,805)	(3,712)	0	(211)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	8,700	0	181	181	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	17,500	0	352	352	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	6,300	0	92	92	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	2,000	(7)	38	31	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	4,886,285	34,553	(111,034)	(76,481)	0	(5,533)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	13,294	62,481	2,227	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	(5,024)	(13,288)	0	(223)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	168,000	(8,579)	(5,088)	(13,667)	0	(228)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	(7,562)	(19,721)	0	(343)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	(5,111)	(14,974)	0	(227)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	(6,765)	(7,821)	0	(394)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	22,446	27,623	1,794	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	(2,320)	(10,592)	0	(151)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	(180)	(14,076)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	(154)	(16,868)	0	(252)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	(2,997)	(3,741)	0	(514)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	(851)	(1,098)	0	(175)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	12,500	(1,403)	715	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	130,970	(2,119)	128,851	1,911	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	417,058	4,085	421,143	8,089	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,709)	135,182	113,473	14,465	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2029	611,000	3,603	(18,839)	(15,236)	0	(1,099)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,426,080	6,224	10,642	16,866	5,329	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	35,737	215,832	4,452	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	250,358	32,992	283,350	14,740	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	(2,819)	(9,358)	0	(948)
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	277,526	3,460	280,986	4,093	0
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	74	25,564	384	0
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	68	24,369	363	0
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(51)	23,748	374	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	(1,129)	(1,232)	0	(141)
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(1,059)	29,346	463	0
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(1,071)	28,991	462	0
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	879	32,023	466	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	1,963	1,963	194	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	4,858	4,858	482	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	3,904	3,904	390	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	3,665	3,665	382	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	6,518	6,518	692	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	4,769	4,769	520	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	8,223	8,223	907	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	7,671	7,671	849	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	3,482	3,482	388	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	3,310	3,310	383	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	1,975	1,975	250	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	1,538	1,538	201	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	2,406	2,406	322	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	4,294	4,294	578	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	2,966	2,966	401	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	1,707	1,707	250	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	1,715	1,715	252	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	1,692	1,692	252	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	1,051	1,051	158	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	1,653	1,653	252	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	1,628	1,628	251	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	1,588	1,588	252	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(650)	40,916	711	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	92,587	61,440	154,027	2,496	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	58,682	117,866	9,958	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	16,384	(5,338)	1,609	0
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	(95,628)	(95,907)	0	(11,662)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	40,115	51,867	907	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	(163,826)	(94,419)	0	(22,568)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,942)	88,419	68,477	16,953	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	114	9,805	199	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	312	32,369	656	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	4,404	5,457	2,938	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(6,681)	(7,059)	0	(170)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(22,532)	(24,794)	0	(584)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	(2,582)	(30,400)	0	(768)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	(1,734)	(20,157)	0	(539)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	(8,878)	(38,426)	0	(1,073)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	(2,119)	(27,533)	0	(729)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	(2,671)	(47,837)	0	(1,397)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	814,751	16,912	831,663	22,383	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(59)	8,327	198	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	393	62,643	1,792	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2032	651,050	(535)	(19,885)	(20,420)	0	(2,799)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	285,051	38,569	323,620	9,729	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	211,576	67,701	279,277	39,938	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(285,193)	404,890	119,697	30,410	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	(2,304)	(17,146)	0	(1,784)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	6,256	86,578	6,228	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	(1,610)	(7,847)	0	(1,181)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	(2,943)	(4,829)	0	(628)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	(2,757)	(3,671)	0	(605)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	(1,404)	(1,988)	0	(323)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	(1,495)	(2,099)	0	(348)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	(4,249)	(5,659)	0	(1,033)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	(2,090)	(2,494)	0	(522)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	(5,171)	(4,260)	0	(1,317)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	(5,866)	(3,654)	0	(1,563)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	(4,331)	1,285	0	(1,242)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	(3,077)	820	0	(892)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	(3,036)	1,018	0	(883)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	(3,946)	(1,063)	0	(1,123)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	(1,781)	673	0	(527)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	(1,851)	501	0	(548)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,210	(1,459)	751	0	(442)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	(1,822)	1,118	0	(556)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	(906)	607	0	(279)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	(902)	711	0	(279)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	(826)	1,200	0	(261)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	1,973	1,766	0	(323)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	1,768	1,556	0	(297)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	3,566	3,143	0	(575)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(1,101)	(1,570)	592	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	681	231	596	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	1,328	897	593	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	(13,617)	(41,271)	0	(5,101)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	1,125	905	300	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	2,168	1,717	608	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	1,504	1,281	299	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	1,246	1,023	299	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	1,799	1,563	298	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	3,902	3,431	600	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	3,785	3,290	610	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	3,940	3,940	608	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	4,139	3,680	583	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(218)	(1,092)	(1,310)	0	(304)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	(648)	(779)	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	(1,438)	(1,651)	0	(303)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	(2,787)	(3,207)	0	(605)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	(2,619)	(3,046)	0	(607)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	(1,534)	(1,755)	0	(299)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	(1,034)	(1,290)	0	(299)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	(634)	(840)	0	(241)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	(1,864)	(2,791)	0	(1,227)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	(2,777)	(3,230)	0	(631)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	(1,195)	(1,398)	0	(317)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	(2,288)	(2,682)	0	(628)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	(463)	(866)	0	(649)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	(217)	(416)	0	(319)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	(24)	(392)	0	(647)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	1,118	754	0	(650)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	1,248	825	0	(652)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	1,802	1,423	0	(664)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(729)	2,798	2,069	0	(1,336)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	1,093	788	0	(650)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	3,593	2,695	0	(1,952)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	1,540	1,254	0	(648)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	3,416	2,887	0	(999)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	(550)	(990)	675	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	11,336	(20,276)	0	(7,201)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	(34)	(527)	0	(527)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	(577)	(926)	0	(926)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	9,810	9	(108)	(99)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050	1,085,000	563,783	(5,227)	558,556	12,231	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	687,522	692,687	15,437	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051		3,900	796	981	1,777	47	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		66,100	9,153	20,236	29,389	825	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,516,800	1,663,807	(25,496)	1,638,311	25,372	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		89,100	34,101	(150)	33,951	1,156	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052		75,000	39,117	(208)	38,909	884	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	18,804	(23)	18,781	741	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	10,063	51,150	1,148	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	38,806	(271)	38,535	888	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	18,401	23,618	575	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	251,835	13,017	264,852	9,955	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(6,615)	(580)	(7,195)	0	(918)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(5,123)	(1,790)	(6,913)	0	(1,317)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(8,856)	(1,190)	(10,046)	0	(652)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(8,910)	(1,179)	(10,089)	0	(648)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(14,023)	(1,820)	(15,843)	0	(992)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	(494)	11	0	(561)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	(487)	307	0	(571)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(472)	243	0	(553)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(1,368)	(1,732)	0	(744)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	232,000	(914)	(225)	(1,139)	0	(21)
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		154,200	(594)	(150)	(744)	0	(14)
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		190,800	(578)	(185)	(763)	0	(17)
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		521,200	(129)	(501)	(630)	0	(46)
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		866,500	85	(833)	(748)	0	(75)
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		435,900	153	(418)	(265)	0	(38)
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		427,100	158	(410)	(252)	0	(37)
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		872,100	381	(837)	(456)	0	(76)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		608,600	(896)	(2,634)	(3,530)	0	(294)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	(1,330)	(1,756)	0	(148)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	(2,199)	(2,813)	0	(245)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	(5,546)	(6,664)	0	(619)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	(5,503)	(6,493)	0	(614)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	(5,451)	(6,396)	0	(608)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	(6,280)	(7,339)	0	(618)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(1,550)	(1,768)	0	(153)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(7,105)	(8,138)	0	(699)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(4,520)	(4,520)	0	(509)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(13,394)	(14,978)	0	(1,318)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(13,443)	(13,443)	0	(1,540)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(3,331)	(3,629)	0	(328)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(6,531)	(6,531)	0	(781)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(10,864)	(10,864)	0	(1,303)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(19,328)	(19,328)	0	(2,340)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(14,871)	(14,871)	0	(1,823)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(2,132)	(2,132)	0	(263)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(14,334)	(14,334)	0	(1,821)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(11,036)	(11,036)	0	(1,474)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(1,907)	(1,702)	0	(188)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(962)	(837)	0	(95)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(963)	(825)	0	(95)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(492)	(227)	0	(49)
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(2,131)	(954)	0	(210)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(5,087)	(1,576)	0	(502)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	112,300	(182)	(715)	(897)	0	(78)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	(156)	(294)	0	(65)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	(596)	(759)	0	(83)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	(324)	(499)	0	(86)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	447	292	0	(75)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		114,300	(168)	446	278	107	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	(272)	(463)	0	(150)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	1,647	7,283	0	(2,389)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	(109)	477	0	(64)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	(89)	399	0	(53)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	(337)	1,511	0	(196)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	(229)	1,042	0	(133)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	(136)	618	0	(79)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	(235)	1,133	0	(134)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	(237)	1,149	0	(136)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	(242)	1,182	0	(138)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	(246)	1,389	0	(136)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	(106)	431	0	(64)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	(279)	1,210	0	(164)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	(115)	500	0	(67)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	(117)	516	0	(68)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	(124)	681	0	(68)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	(224)	870	0	(137)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	(237)	1,013	0	(142)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	(69)	303	0	(41)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024	AUD	1,180,600	(11,130)	5,826	(5,304)	0	(89)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	(8,233)	2,661	(5,572)	0	(42)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(732)	145	(587)	0	(3)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	4,050	(40,731)	695	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	28,095	4,635	1,659	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,079,000	(4,006)	6,247	2,241	3,043	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		578,500	7,641	(6,909)	732	572	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		143,000	(3,446)	1,250	(2,196)	0	(43)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	751	(346)	405	6	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	240,911	(37,529)	203,382	1,729	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	45,434	(11,297)	34,137	336	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	2,710	(1,401)	1,309	14	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	21,877	757	22,634	122	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	35,378	898	36,276	181	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	18,107	531	18,638	90	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	1,517	(308)	1,209	10	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	861	(148)	713	5	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	6,100	(16,890)	0	(78)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	2,659	(7,314)	0	(34)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	13,184	(31,853)	0	(182)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	13,714	(31,320)	0	(195)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	6,731	(14,949)	0	(97)
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	2,758	(27,531)	0	(205)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	1,086	4,594	0	(58)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	1,102	4,928	0	(59)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		123,900	(2,870)	(1,114)	(3,984)	67	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		58,800	(1,327)	(543)	(1,870)	34	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		58,900	(1,111)	(553)	(1,664)	36	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		141,000	(267)	(1,977)	(2,244)	94	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		116,300	(218)	(1,444)	(1,662)	80	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		70,000	(113)	(1,155)	(1,268)	55	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		81,400	(157)	1,152	995	73	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	82,942	(83,620)	(678)	0	(5,851)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		881,900	10,465	(13,006)	(2,541)	0	(617)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	51,103	(715)	50,388	327	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	(17,799)	6,083	0	(2,275)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	76,728	(5,511)	71,217	623	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	21,604	315	21,919	180	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	21,611	297	21,908	179	0
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	21,724	214	21,938	177	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	21,881	224	22,105	177	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	21,881	225	22,106	177	0
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	21,503	225	21,728	176	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	21,945	158	22,103	173	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	(478)	(6,774)	0	(473)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	958	3,642	0	(142)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	3,222	11,687	0	(409)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		75,400	(2,796)	(1,246)	(4,042)	159	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		75,000	(2,057)	(1,277)	(3,334)	161	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		35,400	(1,413)	(604)	(2,017)	76	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		73,200	(3,092)	(1,259)	(4,351)	158	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		46,900	(1,205)	(823)	(2,028)	102	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		58,700	0	(2,178)	(2,178)	128	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		82,200	(311)	(2,201)	(2,512)	180	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		94,000	(355)	(2,355)	(2,710)	208	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		93,000	(334)	(1,686)	(2,020)	210	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		58,400	(193)	(1,182)	(1,375)	136	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		93,700	(344)	2,379	2,035	225	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	(454)	(664)	0	(148)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	(523)	(743)	0	(151)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		46,300	(146)	934	788	100	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		1,596,656	(31,868)	38,482	6,614	3,373	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	1,460	(1,776)	0	(184)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	352,125	293,658	1,311	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	1,166,522	(93,614)	1,072,908	5,638	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	14	(176)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	284,487	(45,576)	238,911	0	(3,122)
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024	MXN	2,460,000	0	1,430	1,430	74	0
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024		590,000	0	(494)	(494)	0	(18)
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	2,388	(1,642)	746	27	0
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	(1,332)	915	(417)	0	(15)
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		495,000	(927)	637	(290)	0	(10)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(623)	(623)	0	(16)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(1,237)	(1,237)	0	(31)
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	898	898	12	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(27,223)	(6,813)	12	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	3,018	(1,158)	1,860	7	0
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	3,015	(1,157)	1,858	7	0
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	3,027	(1,161)	1,866	7	0
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	4,296	(1,647)	2,649	10	0
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	4,834	(1,669)	3,165	3	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	468	(4,847)	11	0
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(1,779)	(1,779)	14	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	(12,400)	(1,594)	(13,994)	571	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(29,680)	(5,982)	252	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	556	402	958	0	(44)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	216	342	558	0	(31)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(20,775)	(19,878)	245	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		1,407,500	0	1,784	1,784	0	(143)
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		826,800	0	825	825	0	(85)
Receive	28-Day MXN-TIIE	9.340	Lunar	06/03/2027		1,583,000	0	1,398	1,398	0	(163)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	2,567	1,407	3,974	0	(127)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	81,685	47,524	0	(715)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	48	29	77	0	(2)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	1,398	647	2,045	0	(58)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	63	34	97	0	(3)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	1,427	896	2,323	0	(77)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	1,057	683	1,740	0	(58)
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		2,171,500	(2,570)	(2,956)	(5,526)	216	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		3,943,100	(2,971)	(5,894)	(8,865)	393	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		5,214,000	(4,440)	(7,930)	(12,370)	518	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		2,628,900	(2,079)	(4,012)	(6,091)	262	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		1,330,000	(820)	(2,058)	(2,878)	133	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		7,914,500	(4,774)	(12,263)	(17,037)	793	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		1,373,000	(633)	(2,151)	(2,784)	138	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		2,739,800	(1,167)	(4,305)	(5,472)	277	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		549,200	(229)	(864)	(1,093)	55	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		1,385,600	(547)	(2,184)	(2,731)	140	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		1,369,900	(511)	(2,163)	(2,674)	139	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		2,149,000	(1,082)	(3,333)	(4,415)	216	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		831,400	0	1,436	1,436	0	(76)
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		416,900	0	711	711	0	(38)
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		412,400	0	695	695	0	(38)
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		202,200	0	383	383	0	(18)
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		504,700	0	951	951	0	(46)
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		305,300	0	572	572	0	(28)
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		348,900	0	703	703	0	(30)
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		488,600	0	978	978	0	(42)
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		630,200	0	1,260	1,260	0	(54)
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		228,100	0	455	455	0	(19)
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		426,800	0	794	794	0	(32)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		175,600	726	305	1,031	0	(11)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		726,600	2,997	1,260	4,257	0	(45)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		158,800	(7)	356	349	0	(12)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		422,600	26	941	967	0	(32)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	68	(4,095)	(4,027)	173	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	434	135	569	0	(6)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	5,088	3,576	8,664	0	(155)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	158	(10,663)	190	0
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027		172,700	(4,292)	(223)	(4,515)	0	(118)
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	(705)	(6,908)	0	(249)
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	357	(2,755)	0	(120)
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	63	(46)	0	(48)
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(77)	4,021	35	0
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(3,091)	86,125	1,259	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	152	(16,913)	0	(289)
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	(15,050)	159	(14,891)	0	(268)
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(28,892)	315	(28,577)	0	(519)
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	265	(21,475)	0	(339)
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	618	(37,009)	0	(657)
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	(12,820)	387	(12,433)	0	(301)
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	823	(32,046)	0	(476)

							$9,059,967	$490,987	$9,550,954	$362,500	$(177,928)

Total Swap Agreements							$9,279,030	$722,767	$10,001,797	$362,947	$(182,208)

(o)

Securities with an aggregate market value of $3,157,144 and cash of $41,013 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $5 for closed swap agreements is outstanding at period end.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	AUD	1,325,137		$882,894	$0	$(1,105)
	07/2024	NZD	209,796		128,479	692	0
	07/2024		$873,050	AUD	1,310,689	1,310	0
	08/2024	AUD	1,310,689		$873,789	0	(1,309)
	08/2024		$128,479	NZD	209,796	0	(691)
	10/2024	CNH	5,687,961		$794,699	8,957	0
BOA	07/2024	CHF	639,288		710,706	0	(838)
	07/2024	KRW	774,184,179		565,908	4,375	0
	07/2024	NZD	2,682		1,638	4	0
	07/2024	SEK	6,690		642	11	0
	07/2024	SGD	475,145		351,998	1,608	(12)
	07/2024	TRY	649,039		19,710	0	(166)
	07/2024		$6,018	AUD	9,054	22	0
	07/2024		34,835	GBP	27,456	0	(128)
	07/2024		1,042	HKD	8,135	0	0
	07/2024		121,953	PLN	485,969	0	(1,259)
	07/2024		6,084	TRY	204,496	178	0
	07/2024		119	ZAR	2,174	0	0
	08/2024		2,508	TRY	86,016	24	0
	09/2024		20,960		749,035	284	0
	02/2025		58,964	MXN	1,076,152	0	(2,090)
BPS	07/2024	BRL	1,817,865		$328,990	3,797	0
	07/2024	CAD	523,653		382,636	0	(137)
	07/2024	EUR	4,472,558		4,840,209	50,321	0
	07/2024	GBP	7,546,416		9,597,635	58,215	0
	07/2024	KRW	774,570,881		564,326	2,515	0
	07/2024		$9,373	AUD	14,160	74	(1)
	07/2024		361,215	BRL	1,817,865	0	(36,022)
	07/2024		1,048	CAD	1,430	0	(2)
	07/2024		4,902,523	EUR	4,583,415	6,168	(81)
	07/2024		7,000,055	GBP	5,535,789	0	(2,267)
	07/2024		103,815	IDR	1,701,036,131	158	(4)
	07/2024		28,834	ILS	106,889	0	(518)
	07/2024		1,198,048	JPY	187,288,237	0	(33,971)
	07/2024		265,501	NZD	432,186	0	(2,257)
	07/2024		287,299	PLN	1,140,840	0	(3,963)
	07/2024		45,625	TRY	1,549,060	547	0
	08/2024	EUR	4,567,633		$4,892,675	0	(6,173)
	08/2024	GBP	5,535,789		7,001,201	2,140	0
	08/2024		$196,072	BRL	1,082,727	0	(3,093)
	08/2024		3,653	TRY	126,154	57	0
	09/2024	CNH	3,593,637		$502,235	7,117	0
	09/2024	INR	3,669,677		43,785	0	(113)
	09/2024	TWD	23,378,237		726,678	5,689	0
	09/2024		$213,046	INR	17,810,042	3	0
	09/2024		3,970	TRY	140,734	34	0
	10/2024	CNH	3,008,340		$420,159	4,584	0
	10/2024		$113,895	CNH	815,690	0	(1,215)
	05/2029	KWD	42,498		$146,100	4,205	0
	07/2029		5,643		19,410	575	0
BRC	07/2024	AUD	34,872		23,077	0	(186)
	07/2024	DKK	11,430		1,664	23	0
	07/2024	KRW	7,335,177		5,302	0	(18)
	07/2024	MXN	2,048,148		110,804	0	(928)
	07/2024	NOK	97,123		9,218	122	0
	07/2024	PLN	2,317		588	13	0
	07/2024	SGD	278,204		206,013	848	0
	07/2024	THB	174,335		4,761	4	0
	07/2024	TRY	1,152		33	0	(3)
	07/2024		$1,116	GBP	873	0	(13)
	07/2024		178,387	PLN	712,583	0	(1,412)
	07/2024		387,410	TRY	13,306,852	13,133	0
	08/2024	GBP	11,066		$13,996	5	0
	08/2024		$3,537	EUR	3,299	1	0
	08/2024		202,805	TRY	6,976,134	2,169	0
	09/2024	CNH	1,838		$256	3	0
	09/2024	MXN	7,393,105		394,537	0	(4,742)
	09/2024		$203,645	INR	17,051,339	328	0
	09/2024		2,108	MXN	39,248	13	(1)
	09/2024		261,001	TRY	9,547,036	10,379	0
	11/2024		13,961		550,920	763	0
	02/2025		58,629	MXN	1,063,279	0	(2,487)
BSH	07/2024	BRL	1,005,200		$180,827	1,009	0
	07/2024		$200,000	BRL	1,005,200	0	(20,182)
	07/2024		145	PLN	567	0	(4)
CBK	07/2024	BRL	2,443,809		$446,745	9,577	0
	07/2024	CAD	36,573		26,629	0	(105)
	07/2024	CHF	180,626		198,476	0	(2,565)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	IDR	2,846,665		176	2	0
	07/2024	KRW	56,306,938		41,277	436	0
	07/2024	NZD	606		370	1	0
	07/2024	PEN	234,451		62,933	1,934	0
	07/2024	PLN	1,058		266	3	0
	07/2024	SEK	29,732		2,800	0	(5)
	07/2024		$16,955	AUD	25,598	121	0
	07/2024		473,483	BRL	2,443,809	0	(36,316)
	07/2024		1,499,990	GBP	1,185,166	0	(1,823)
	07/2024		210	ILS	779	0	(3)
	07/2024		5,552	NOK	58,540	0	(69)
	07/2024		2,433	NZD	3,972	0	(14)
	07/2024		313,113	PLN	1,241,916	0	(4,674)
	07/2024		12,538	TRY	424,569	226	0
	07/2024		103,527	ZAR	1,889,807	305	(92)
	08/2024	GBP	1,127,396		$1,426,648	1,248	0
	08/2024	PEN	206,413		54,929	1,225	0
	08/2024		$157,272	BRL	853,753	0	(5,105)
	08/2024		1,050	EUR	979	0	0
	09/2024	MXN	642,916		$34,250	0	(472)
	09/2024	PEN	159,634		42,826	1,295	0
	09/2024	TWD	6,156,952		191,032	1,151	0
	09/2024		$289,472	BRL	1,603,734	0	(4,590)
	09/2024		1,522,942	INR	127,423,689	1,864	(526)
	01/2025		56,014	MXN	1,020,245	0	(2,061)
DUB	07/2024	AUD	77,351		$51,194	0	(407)
	07/2024	BRL	5,747,037		1,040,601	12,527	0
	07/2024	CLP	15,943,297		17,239	299	0
	07/2024	IDR	23,650,950		1,450	4	0
	07/2024	KRW	419,964,318		305,247	637	0
	07/2024	PLN	111		28	0	0
	07/2024		$1,133,316	BRL	5,747,037	0	(105,242)
	07/2024		303,793	PLN	1,193,915	0	(7,276)
	07/2024		2,480	TRY	83,819	31	0
	08/2024	CHF	569,609		$636,010	0	(347)
	08/2024	GBP	161,529		204,251	26	0
	08/2024		$256,468	BRL	1,369,473	0	(12,382)
	09/2024	INR	1,270		$15	0	0
	09/2024		$200,000	BRL	1,108,910	0	(3,017)
	02/2025	MXN	2,549,112		$140,589	6,074	0
	02/2025		$81,960	MXN	1,488,738	0	(3,433)
	03/2025		2,381	TRY	113,327	298	0
FAR	07/2024	BRL	1,100,338		$199,971	3,134	0
	07/2024	JPY	565,761,674		3,550,787	34,337	0
	07/2024	NZD	403,154		245,884	323	0
	07/2024		$197,942	BRL	1,100,338	0	(1,105)
	07/2024		2,388,559	JPY	373,000,455	0	(70,202)
	07/2024		8,817	NZD	14,311	0	(100)
	08/2024		199,971	BRL	1,104,157	0	(3,172)
	08/2024		3,550,787	JPY	563,107,390	0	(34,304)
	08/2024		245,883	NZD	403,154	0	(320)
GLM	07/2024	BRL	12,745,493		$2,417,099	137,088	0
	07/2024	CAD	97,901		71,701	139	0
	07/2024	CHF	178,022		197,707	0	(436)
	07/2024	KRW	573,539		416	1	0
	07/2024	MXN	4,878,231		263,309	0	(2,813)
	07/2024	TRY	1,006,554		30,521	0	(303)
	07/2024		$11,262	AUD	16,928	31	0
	07/2024		2,346,521	BRL	12,745,493	0	(66,510)
	07/2024		46,997	EUR	43,418	0	(499)
	07/2024		7,450	KRW	10,234,775	0	(29)
	07/2024		1,422	MXN	25,699	0	(20)
	07/2024		192,553	PLN	760,694	0	(3,629)
	07/2024		65,975	TRY	2,248,520	1,160	0
	07/2024		125,087	ZAR	2,288,546	542	0
	08/2024		1,300,000	BRL	7,026,715	0	(47,600)
	09/2024		400,705		2,197,506	0	(10,347)
	09/2024		109,323	TRY	4,203,151	10,078	0
	10/2024	BRL	4,304,000		$846,746	84,699	0
	10/2024		$43	BRL	233	0	(1)
	03/2025		28,912	TRY	1,382,927	3,781	0
	04/2025	BRL	5,922,000		$1,062,319	35,460	0
JPM	07/2024	AUD	2,376		1,584	0	(1)
	07/2024	BRL	1,346,745		244,042	3,126	0
	07/2024	CHF	108,404		119,851	0	(806)
	07/2024	CNY	274		39	0	0
	07/2024	IDR	429,675,675		26,493	232	0
	07/2024	KRW	18,741,400		13,587	0	(7)
	07/2024		$266,000	BRL	1,346,745	0	(25,084)
	07/2024		2,100	CNY	14,980	0	(22)
	07/2024		2,475	DKK	17,249	2	0
	07/2024		74,614	ILS	275,950	0	(1,511)
	07/2024		1,457	KRW	2,007,140	0	(1)
	07/2024		120,836	PLN	472,640	0	(3,452)
	07/2024		121,790	TRY	4,122,490	3,249	0
	07/2024		338,694	ZAR	6,234,687	3,559	(1)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024	CNY	14,990		$2,100	0	0
	08/2024	DKK	17,219		2,475	0	(2)
	08/2024	SGD	649,283		479,136	0	(394)
	08/2024		$1,585	AUD	2,376	1	0
	08/2024		7,212	NZD	11,834	0	(4)
	08/2024		245,842	TRY	8,527,614	2,946	0
	09/2024	MXN	5,846,080		$323,050	7,321	0
	09/2024	TWD	16,534,542		513,237	3,309	0
	09/2024		$164,685	INR	13,800,235	398	0
	10/2024	CNH	941,393		$131,470	1,425	0
	10/2024		$88,496	BRL	486,780	0	(2,309)
	10/2024		106,929	CNH	763,680	0	(1,434)
	11/2024		37,849	TRY	1,493,671	2,072	0
	03/2025		24,044		1,165,063	3,529	0
	04/2025	BRL	124,100		$22,079	560	0
MBC	07/2024	AUD	20,392		13,563	0	(41)
	07/2024	CAD	1,375,914		1,010,506	4,758	0
	07/2024	CHF	183,069		203,258	0	(503)
	07/2024	GBP	500,269		634,808	2,418	0
	07/2024	JPY	16,297,791		103,240	1,942	0
	07/2024	KRW	493,810,899		357,290	0	(882)
	07/2024	SGD	6,197		4,605	34	0
	07/2024		$1,484,158	CAD	2,031,830	1,044	0
	07/2024		28,727	EUR	26,769	0	(59)
	07/2024		1,252,825	GBP	990,040	0	(1,317)
	07/2024		758	HUF	282,664	7	0
	07/2024		69	IDR	1,142,040	1	0
	07/2024		116,447	JPY	18,226,985	0	(3,158)
	07/2024		658	NOK	7,008	0	(2)
	07/2024		7,225	NZD	11,834	0	(17)
	07/2024		10,004	TRY	332,209	106	0
	08/2024	CAD	2,027,117		$1,481,735	0	(1,073)
	08/2024	GBP	894,476		1,131,881	969	0
	08/2024	NOK	7,002		658	1	0
	08/2024	SGD	153,771		113,596	28	0
	08/2024		$29,859	JPY	4,772,914	0	(53)
	08/2024		281	TRY	9,645	3	0
	09/2024	TWD	8,530,561		$264,990	1,906	0
	10/2024	CNH	791,628		109,932	576	0
	02/2025		$58,943	MXN	1,069,108	0	(2,511)
MYI	07/2024	BRL	291,153		$52,376	292	0
	07/2024	EUR	116,980		125,433	153	0
	07/2024	NZD	5,285		3,237	18	0
	07/2024	SGD	274		203	1	0
	07/2024		$56,366	BRL	291,153	0	(4,282)
	07/2024		1,657	CAD	2,267	0	0
	07/2024		1,696	DKK	11,839	4	0
	07/2024		2,020	EUR	1,882	0	(4)
	07/2024		242,845	GBP	190,936	0	(1,483)
	07/2024		188	NOK	2,001	0	0
	07/2024		281,315	NZD	458,685	0	(1,930)
	07/2024		127	PLN	497	0	(3)
	07/2024		3,453	SEK	36,467	0	(12)
	07/2024		1,255	ZAR	23,096	13	0
	08/2024	CHF	320,702		$357,679	0	(604)
	08/2024	DKK	11,817		1,696	0	(4)
	08/2024	NOK	2,000		188	0	0
	08/2024	SEK	36,411		3,453	12	0
	08/2024	TRY	107,342		3,097	0	(32)
	09/2024	MXN	666,314		34,989	0	(997)
	09/2024	TWD	4,167,045		129,887	1,375	0
	09/2024		$90,085	INR	7,532,756	24	0
	09/2024		4,327	MXN	78,944	0	(64)
	10/2024	BRL	2,174,880		$430,211	45,137	0
	01/2025	MXN	1,020,631		56,014	2,041	0
	02/2025		2,145,720		117,907	4,576	0
NGF	07/2024	KRW	229,362,555		166,797	435	0
	09/2024	INR	15,788,471		188,356	0	(510)
	09/2024	TWD	6,326,176		196,107	1,007	0
RBC	07/2024	GBP	763,786		971,670	6,169	0
	09/2024		$391	INR	32,766	1	0
RYL	07/2024	GBP	112,380		$143,816	1,757	0
	07/2024		$55,842	AUD	83,699	0	(6)
	07/2024		2,787	NOK	29,575	0	(17)
	07/2024		11,095	NZD	17,946	0	(164)
SCX	07/2024	AUD	26,006		$17,354	0	(9)
	07/2024	CHF	79,901		88,924	0	(8)
	07/2024	CNY	14,696		2,067	28	0
	07/2024	EUR	210,055		225,669	710	0
	07/2024	IDR	37,747,600		2,300	0	(7)
	07/2024	KRW	392,845,993		288,055	3,116	0
	07/2024	SGD	201,493		149,536	942	0
	07/2024		$156,727	EUR	144,109	0	(2,394)
	07/2024		27,709	GBP	21,917	4	(3)
	07/2024		4,729	JPY	754,200	0	(41)
	07/2024		69,167	ZAR	1,274,595	801	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

08/2024	CHF	473,646	$529,121	3	(31)
08/2024	GBP	82,568	104,406	12	0
08/2024	PEN	134,141	35,478	577	0
08/2024	$2,179	JPY	348,100	0	(5)
09/2024	CNH	3,496,866	$487,424	5,639	0
09/2024	MXN	1,188,470	63,667	0	(519)
09/2024	TWD	9,441,157	293,767	2,601	0
09/2024	$384,147	INR	32,153,109	478	0
10/2024	CNH	876,965	$121,737	592	0
SOG	07/2024	$680	TRY	23,943	51	0
SSB	07/2024	MXN	1,044,218	$55,973	0	(974)
07/2024	$17,855	JPY	2,789,500	0	(517)
TOR	07/2024	NZD	305,576	$187,165	1,039	0
07/2024	$296	PLN	1,171	0	(5)
07/2024	4,615	ZAR	83,260	0	(44)
08/2024	187,165	NZD	305,576	0	(1,037)
UAG	07/2024	DKK	17,693	$2,569	29	0
07/2024	ILS	379,813	102,491	1,870	0
07/2024	TRY	610	19	0	0
08/2024	GBP	732,969	927,101	387	0
08/2024	$18,724	EUR	17,485	29	0
08/2024	19,958	TRY	683,923	224	0

Total Forward Foreign Currency Contracts	$670,203	$(619,655)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	174,900	$28,054	$16,782
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	285,300	45,762	72,703
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	605,500	8,174	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	605,500	8,174	25,707
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	122,300	19,813	11,459
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	177,300	28,722	46,410
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	1,798,800	13,491	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	1,798,800	13,491	40,686
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	1,277,500	17,566	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	1,277,500	17,566	46,765
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	140,900	18,592	6,773
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	158,900	20,967	37,035
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	141,400	22,426	13,434
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	159,400	25,281	40,694
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	1,955,700	27,966	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	1,955,700	27,966	69,473

Total Purchased Options	$344,011	$427,921

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus MXN	MXN	18.150	02/06/2025	146,572	$(6,712)	$(9,222)
Call - OTC USD versus MXN	18.100	02/11/2025	58,545	(2,668)	(3,806)
Call - OTC USD versus MXN	18.150	02/13/2025	146,362	(6,530)	(9,372)
MYI	Call - OTC USD versus MXN	18.230	01/29/2025	147,406	(7,066)	(8,731)
Call - OTC USD versus MXN	18.250	01/30/2025	147,407	(7,083)	(8,701)
Call - OTC USD versus MXN	18.150	02/10/2025	147,355	(6,632)	(9,337)

$(36,691)	$(49,169)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	107,200	$(482)	$(139)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	107,200	(482)	(5)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	112,900	(168)	(23)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	112,900	(168)	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	68,900	(272)	(43)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	68,900	(272)	(39)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	76,000	(288)	(218)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	76,000	(288)	(378)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	167,900	(571)	(643)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	167,900	(571)	(83)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	202,800	(756)	(119)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	202,800	(755)	(1,126)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	217,000	(445)	(97)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	217,000	(445)	(511)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	174,200	(584)	(275)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	174,200	(584)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	217,900	(665)	(616)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	217,900	(665)	(56)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	217,100	(825)	(248)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	217,100	(825)	(1,402)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	107,900	(421)	(203)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	107,900	(421)	(555)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	46,400	(195)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	218,300	(791)	(390)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	218,300	(791)	(1,425)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	46,400	(195)	(300)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	109,700	(359)	(301)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	109,700	(359)	(386)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	56,600	(202)	(38)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	56,600	(202)	(227)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	69,200	(230)	(64)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	69,200	(230)	(293)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	222,700	(546)	(74)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	222,700	(546)	(75)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	68,800	(123)	(34)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	68,800	(123)	(121)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	52,500	(205)	(50)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	52,500	(205)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	108,600	(424)	(198)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	108,600	(424)	(575)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	54,700	(219)	(87)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	54,700	(219)	(362)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	59,800	(242)	(74)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	59,800	(242)	(3)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	112,600	(180)	(265)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	112,600	(180)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	106,600	(450)	(334)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	106,600	(450)	(121)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	109,700	(283)	(215)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	109,700	(406)	(297)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	109,700	(406)	(625)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	109,700	(283)	(481)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	114,300	(181)	(163)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	114,300	(181)	(86)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	115,700	(200)	(81)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	115,700	(200)	(177)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	115,700	(187)	(103)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	115,700	(187)	(249)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	69,600	(216)	(110)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	69,600	(216)	(325)

							$(22,231)	$(15,661)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	2.596%		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	$(15,754)	$(40,613)
	Put - OTC 1-Year Interest Rate Floor	3.018		1-Day USD-SOFR Compounded-OIS	07/24/2024	3,597,600	(14,360)	0
	Put - OTC 1-Year Interest Rate Floor	2.596		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(340)
FAR	Call - OTC 2-Year Interest Rate Cap	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(26,292)
MYC	Call - OTC 2-Year Interest Rate Cap	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(48,837)
NGF	Call - OTC 2-Year Interest Rate Cap	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(72,450)
FAR	Put - OTC 2-Year Interest Rate Floor	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(779)
MYC	Put - OTC 2-Year Interest Rate Floor	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(2,139)
NGF	Put - OTC 2-Year Interest Rate Floor	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(3,549)

							$(183,718)	$(194,999)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.266	07/08/2024		69,900	$(142)	$(90)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.719	07/08/2024		50,200	(94)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		51,700	(161)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054		95.594	08/06/2024		92,600	(210)	(322)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054		98.594	08/06/2024		92,600	(174)	(120)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.250	07/08/2024		75,300	(141)	(100)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.969	07/08/2024		62,400	(205)		(17)

								$(1,127)		$(688)

Total Written Options								$(243,767)		$(260,517)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.149%	$10,600	$(464)	$430	$0	$(34)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	39,800	(4,386)	4,471	85	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	47,700	(2,287)	2,058	0	(229)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	3,100	(276)	238	0	(38)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	4,400	(316)	325	9	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	0.940	2,600	(445)	447	2	0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	140,500	(6,441)	6,314	0	(127)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	171,490	(21,145)	21,511	366	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	89,500	(1,546)	1,818	272	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341	49,600	195	(24)	171	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	6,100	(219)	190	0	(29)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	67,700	(340)	49	0	(291)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	8,500	(886)	904	18	0
DUB	Eskom	4.650	Quarterly	06/30/2029	0.066	50,500	0	3,896	3,896	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	17,500	(769)	713	0	(56)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	13,100	(1,509)	1,537	28	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	87,700	(1,365)	1,632	267	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	59,100	(2,190)	1,907	0	(283)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	25,400	(2,264)	1,950	0	(314)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.926	18,800	2,628	(485)	2,143	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445	5,100	(62)	(35)	0	(97)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	43,000	(358)	531	173	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.803	1,560	(65)	75	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	9,700	(102)	101	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	8,900	(400)	372	0	(28)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	67,500	(7,534)	7,678	144	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	8,800	(339)	297	0	(42)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445	4,000	(45)	(31)	0	(76)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	21,600	(169)	379	210	0
MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	10,500	(1,145)	1,167	22	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	61,200	(2,202)	1,908	0	(294)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	70,400	(6,276)	5,406	0	(870)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	35,400	(184)	326	142	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443	3,700	(51)	82	31	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	48,100	74	377	451	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	40,060	(136)	498	362	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	17,400	(337)	412	75	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	82,600	(872)	861	0	(11)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	229,100	(10,035)	9,308	0	(727)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	28,000	(3,159)	3,219	60	0

							$(77,422)	$82,812	$8,937	$(3,547)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty		Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA		ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$29,829	$(19,751)	$18,414	$0	$(1,337)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	3,334	(2,206)	1,932	0	(274)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	249	(7)	7	0	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	320	(1)	1	0	0
BRC		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,335	(881)	683	0	(198)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	9,380	(6,240)	5,819	0	(421)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	16	(1)	1	0	0
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	736	(23)	22	0	(1)
		PRIMEX.ARM.2-AAA Index	4.580	Monthly	12/25/2037	1,116	35	(18)	17	0
CBK		ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,284	(2,576)	2,192	0	(384)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	72,039	(47,773)	44,543	0	(3,230)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	66	(3)	3	0	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	34,375	(1,251)	1,243	0	(8)
DUB		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	13,132	(8,709)	8,120	0	(589)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	11,126	(7,364)	6,451	0	(913)
		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	844	0	(162)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	210	(5)	5	0	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,922	(997)	988	0	(9)
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	400	(8)	8	0	0
FBF		ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	22,105	(19,676)	16,148	0	(3,528)
		ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	91	(72)	64	0	(8)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	63,048	(43,135)	40,308	0	(2,827)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	45,936	(31,414)	27,644	0	(3,770)
		CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	(14)	0	(204)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	370	(8)	8	0	0
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	61,814	(1,427)	1,369	0	(58)
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	800	(17)	16	0	(1)
GST		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,985	(1,577)	1,222	0	(355)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	70,711	(23,395)	20,224	0	(3,171)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	22,407	(4,153)	2,314	0	(1,839)
		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	401,450	(4,763)	3,714	0	(1,049)
		CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	(30)	0	(38)
		CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	(860)	0	(751)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	73	(3)	3	0	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	570,695	3,747	(3,874)	0	(127)
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	195,165	(8,298)	8,115	0	(183)
		CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,461	0	(44)
JPM		ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	742	(313)	195	0	(118)
		ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	25	(15)	13	0	(2)
		ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	46	0	(38)
JPS		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	4,672	0	(835)
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	404,801	(24,757)	24,667	0	(90)
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	297,660	(2,663)	2,383	0	(280)
MEI		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,721	(1,201)	921	0	(280)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11	0	0	0	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	100,031	(6,875)	6,853	0	(22)
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	157,164	(12,306)	12,158	0	(148)
MYC		ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	46,380	(7,864)	5,115	0	(2,749)
		ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	15,008	(9,937)	9,264	0	(673)
		ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	8,334	(5,517)	4,833	0	(684)
		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,160	0	(213)
		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52	(1)	1	0	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	44,619	(3,267)	3,257	0	(10)
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,930	(888)	880	0	(8)
		CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	748	(31)	30	0	(1)
SAL		CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	375	0	(1,189)
		CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	(797)	0	(405)
		CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	(604)	0	(738)
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,325	(1,551)	1,545	0	(6)
		CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,640	98	(105)	0	(7)
UAG		CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	76	(3)	3	0	0
		CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,750	(2,119)	2,111	0	(8)

							$(322,032)	$288,066	$17	$(33,983)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$69,500	$696	$(801)	$0	$(105)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	196,400	2,147	(2,096)	225	(174)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	241,900	2,509	(2,696)	66	(253)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.321% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	60,500	63	(77)	0	(14)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.330% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	30,200	9	(32)	0	(23)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	30,300	224	(305)	0	(81)

								$5,648	$(6,007)	$291	$(650)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.325% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$30,200	$41	$(12)	$29	$0

Total Swap Agreements								$(393,765)	$364,859	$9,274	$(38,180)

(q)

Securities with an aggregate market value of $286,685 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,135,792	$2,144,936	$3,280,728
Corporate Bonds & Notes
Banking & Finance	0	6,726,725	68,067	6,794,792
Industrials	0	4,841,735	79,410	4,921,145
Utilities	0	2,725,460	0	2,725,460
Convertible Bonds & Notes
Banking & Finance	0	127	0	127
Industrials	0	39,832	0	39,832
Municipal Bonds & Notes
California	0	28,399	0	28,399
Illinois	0	49,805	0	49,805
Puerto Rico	0	10,579	0	10,579
U.S. Government Agencies	0	102,230,228	449,004	102,679,232
U.S. Treasury Obligations	0	21,824,034	0	21,824,034
Non-Agency Mortgage-Backed Securities	0	48,140,091	3,376,660	51,516,751
Asset-Backed Securities	27,900	28,781,002	446,564	29,255,466
Sovereign Issues	0	8,978,602	0	8,978,602
Common Stocks
Energy	0	0	265	265
Financials	7,237	0	296,866	304,103
Health Care	0	0	47	47
Industrials	0	0	7,242	7,242
Real Estate	1	0	0	1
Warrants
Financials	0	0	457	457
Preferred Securities
Banking & Finance	0	717,444	0	717,444
Real Estate Investment Trusts
Real Estate	336,246	0	0	336,246
Short-Term Instruments
Commercial Paper	0	62,711	0	62,711
Repurchase Agreements	0	53,001	0	53,001
U.S. Treasury Bills	0	210,244	0	210,244

$371,384	$226,555,811	$6,869,518	$233,796,713
Investments in Affiliates, at Value
Common Stocks
Communication Services	81,557	0	11,982	93,539
Health Care	0	0	295,443	295,443
Industrials	0	0	124,289	124,289
Utilities	0	0	85,682	85,682
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,444,952	0	0	6,444,952

$6,526,509	$0	$517,396	$7,043,905

Total Investments	$6,897,893	$226,555,811	$7,386,914	$240,840,618

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,796,905)	0	(1,796,905)

$0	$(1,796,905)	$0	$(1,796,905)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,947	449,878	0	456,825
Over the counter	0	1,103,485	3,913	1,107,398

$6,947	$1,553,363	$3,913	$1,564,223
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,602)	(201,081)	0	(208,683)
Over the counter	0	(890,964)	(27,388)	(918,352)

$(7,602)	$(1,092,045)	$(27,388)	$(1,127,035)

Total Financial Derivative Instruments	$(655)	$461,318	$(23,475)	$437,188

Totals	$6,897,238	$225,220,224	$7,363,439	$239,480,901

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,852,768	$347,112	$(113,111)	$4,860	$392	$(3,374)	$56,290	$0	$2,144,936	$(4,279)
Corporate Bonds & Notes
Banking & Finance	82,319	3,120	(1,928)	325	98	157	0	(16,024)	68,067	(919)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

Industrials	79,608	0	(72)	2	1	(129)	0	0	79,410	(128)
U.S. Government Agencies	0	450,880	0	0	0	(1,876)	0	0	449,004	0
Non-Agency Mortgage-Backed Securities	2,242,663	2,112,127	(18,023)	680	1, 211	(13,550)	1,119	(949,567)	3,376,660	3,856
Asset-Backed Securities	956,696	6,076	(56,738)	794	5,390	22,522	717	(488,889)	446,564	21,884
Common Stocks
Consumer Discretionary	18	0	(2,431)	0	0	2,413	0	0	0	0
Energy	265	0	0	0	0	0	0	0	265	0
Financials	218,814	2,432	0	0	0	75,620	0	0	296,866	75,624
Health Care	44	0	0	0	0	3	0	0	47	3
Industrials	7,335	0	0	0	0	(93)	0	0	7,242	(74)
Warrants
Financials	371	0	0	0	0	86	0	0	457	87

	$5, 440,900	$2,921,747	$(192,307)	$6,661	$7,092	$81,779	$58,126	$(1,454,480)	$6,869,518	$96,054
Investments in Affiliates, at Value
Common Stocks
Communication Services	$22,975	$0	$0	$0	$0	$(10,993)	$0	$0	$11,982	$(10,993)
Health Care	295,175	0	0	0	0	268	0	0	295,443	268
Industrials	134,618	0	0	0	0	(10,329)	0	0	124,289	(10,329)
Utilities	161,623	0	0	0	0	(75,941)	0	0	85,682	(75,941)

Financial Derivative Instruments- Assets
Over the counter	$3,385	$3	$(6)	$0	$1	$530	$0	$0	$3,913	$528

Financial Derivative Instruments- Liabilities
Over the counter	$(45,481)	$28,564	$(17,898)	$0	$(2,094)	$9,521	$0	$0	$(27,388)	$13,816

Totals	$6,013,195	$2,950,314	$(210,211)	$6,661	$4,999	$(5,165)	$58,126	$(1,454, 480)	$7,363,439	$13,403

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$883,922	Comparable Companies			EBITDA Multiple		X	13.500	—
		806,980	Discounted Cash Flow			Discount Rate			8.897 - 11.730	9.471
		76,125	Proxy Pricing			Base Price			100.000	—
		163,414	Recent Transaction			Purchase Price			98.000 - 100.000	98.089
		214,495	Third Party Vendor			Broker Quote			99.500 - 100.000	99.576
Corporate Bonds & Notes
Banking & Finance		2,345	Discounted Cash Flow			Discount Rate			10.000	—
		60,148	Discounted Cash Flow			Discount Rate			6.180 - 7.304	6.537
		2,418	Expected Recovery			Recovery Rate			11.374	—
		3,156	Proxy pricing			Base Price			101.339 -102.293	102.164
Industrials		2,752	Discounted Cash Flow			Discount Rate			7.620 - 11.940	8.719
		76,658	Indicative Market Quotation			Broker Quote			98.143 - 99.815	98.979
		449,004	Proxy pricing			Base Price			100.934	—
Non-Agency Mortgage-Backed Securities		350,516	Discounted Cash Flow			Discount rate			6.775 - 16.200	9.766
		36,142	Fair Valuation Of Odd Lot Positions			Adjustment factor			2.500	—
		2,990,002	Proxy Pricing			Base Price			(0.000) (4) - 101.133	89.296
Asset-Backed Securities		140	Discounted Cash Flow			Discount Rate			12.000	—
		435,217	Discounted Cash Flow			Discount Rate			6.370 - 24.000	18.845
		11,207	Fair Valuation Of Odd Lot Positions			Adjustment factor			2.500	—
Common Stocks
Energy		265	Comparable Companies			EBITDA Multiple		X	5.100	—
Financials		296,854	Comparable Companies			EBITDA Multiple		X	4.240	—
		12	Other Valuation Techniques(3)			-			—	—
Health Care		47	Discounted Cash Flow			Discount Rate			20.000	—
Industrials		7,242	Indicative Market Quotation			Broker Quote			$2.000 - 23.375	20.826
Warrants
Financials		457	Option Pricing Model			Volatility			32.500	—
Investments in Affiliates, at Value
Common Stocks
Communication Services		11,982	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Health Care		295,443	Comparable Companies			EBITDA Multiple		X	13.500	—
Industrials		124,287	Comparable Companies / Discounted Cash Flow			Revenue multiple, EBITDA multiple/Discount Rate		X/X/ %	0.510/6.470/10.000	—
		2	Expected Recovery			Price			$0.000(5)	—
Utilities		85,682	Discounted Cash Flow			Discount Rate		X	3.920	—
Financial Derivative Instruments- Assets
Over the counter		3,913	Indicative Market Quotation			Broker Quote			1.030 - 6.553	6.530
Financial Derivative Instruments- Liabilities
Over the counter		(27,388)	Indicative Market Quotation			Broker Quote			75.000 - 96.000	91.790

Total		$7,363,439

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2024 (Unaudited)

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)	Input Value is 0.00000001.
(5)	Input Value is 0.0001.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.8% ¤
CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 1.6%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)		$28	$40
Jyske Realkredit AS
1.500% due 10/01/2050	DKK	75,708	8,499
1.500% due 10/01/2053		26,518	2,900
2.000% due 10/01/2053		791	92
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,400	153
1.500% due 10/01/2053		5,585	572
2.000% due 10/01/2053		2,997	350
Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2052		22,085	2,521
1.500% due 10/01/2053		897	88
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		28,702	3,811
Realkredit Danmark AS
1.500% due 10/01/2053		31,739	3,623
2.000% due 10/01/2053		510	56
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		38,987	5,177
UBS Group AG
4.923% due 01/16/2026 ~	EUR	200	215
7.750% due 03/01/2029 •		100	121

			28,220

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$200	192

UTILITIES 0.1%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	427

Total Corporate Bonds & Notes (Cost $36,539)			28,839

U.S. GOVERNMENT AGENCIES 27.4%
Ginnie Mae
5.983% due 02/20/2074 •		966	965
6.246% due 08/20/2068 •		876	866
Ginnie Mae, TBA 3.500% due 08/01/2054		94,900	85,269
Uniform Mortgage-Backed Security
4.000% due 08/01/2052		962	881
4.500% due 09/01/2052 - 11/01/2052		2,865	2,704
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054		32,090	29,366
4.500% due 08/01/2054		194,200	183,147
5.000% due 07/01/2054		39,200	37,889
5.500% due 08/01/2054		29,900	29,488
6.000% due 08/01/2054		81,700	81,901
6.500% due 08/01/2054		26,400	26,856

Total U.S. Government Agencies (Cost $481,363)			479,332

U.S. TREASURY OBLIGATIONS 57.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025		27,307	26,412
0.125% due 04/15/2026 (j)		12,194	11,650
0.125% due 07/15/2026		20,626	19,720
0.125% due 07/15/2026 (j)		8,841	8,453
0.125% due 10/15/2026 (h)		58,283	55,485
0.125% due 04/15/2027		11,548	10,867
0.125% due 01/15/2030 (j)		7,311	6,583
0.125% due 07/15/2030		26,180	23,434
0.125% due 01/15/2031		30,156	26,630
0.125% due 07/15/2031 (h)		153,174	134,562
0.125% due 01/15/2032 (h)		40,715	35,265

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

0.125% due 02/15/2051		9,007	5,216
0.125% due 02/15/2052		8,559	4,867
0.250% due 07/15/2029 (h)		50,115	46,033
0.250% due 02/15/2050		7,438	4,547
0.375% due 07/15/2025 (j)		12,030	11,729
0.375% due 01/15/2027 (j)		14,770	14,042
0.375% due 07/15/2027		17,404	16,520
0.500% due 01/15/2028 (h)		50,077	47,198
0.625% due 01/15/2026 (j)(l)		7,785	7,532
0.625% due 01/15/2026		50,388	48,755
0.625% due 07/15/2032 (h)		52,548	47,141
0.625% due 02/15/2043		9,518	7,155
0.750% due 07/15/2028 (h)		37,419	35,567
0.750% due 02/15/2042		12,848	10,047
0.750% due 02/15/2045		27,106	20,327
0.875% due 01/15/2029		81	76
0.875% due 02/15/2047		28,495	21,420
1.000% due 02/15/2046		23,631	18,460
1.000% due 02/15/2048		14,114	10,819
1.000% due 02/15/2049		9,842	7,484
1.125% due 01/15/2033		24,523	22,699
1.250% due 04/15/2028 (h)		33,969	32,816
1.375% due 07/15/2033		27,562	26,038
1.375% due 02/15/2044		25,357	21,754
1.625% due 10/15/2027 (j)		23,812	23,429
2.000% due 01/15/2026 (j)		5,808	5,738
2.125% due 04/15/2029 (h)(j)		7,500	7,512
2.125% due 02/15/2040 (l)		5,178	5,130
2.125% due 02/15/2041		9,019	8,951
2.125% due 02/15/2054		8,581	8,352
2.375% due 01/15/2025		51,757	51,294
2.375% due 10/15/2028 (h)		33,777	34,228
2.500% due 01/15/2029 (j)(l)		6,045	6,153
2.500% due 01/15/2029 (j)		4,746	4,830
3.375% due 04/15/2032 (l)		53	58

Total U.S. Treasury Obligations (Cost $1,120,929)			1,002,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust 5.940% due 07/25/2037 •		460	384
Banc of America Alternative Loan Trust
5.750% due 12/25/2035 «•		339	275
6.000% due 06/25/2046 «		248	201
Banc of America Mortgage Trust
5.073% due 11/25/2035 «~		42	37
5.144% due 08/25/2035 ~		43	39
5.843% due 06/25/2035 ~		40	34
BCAP LLC Trust 4.502% due 04/26/2036 ~		194	164
Bear Stearns Adjustable Rate Mortgage Trust 4.912% due 07/25/2036 ~		93	78
Citigroup Mortgage Loan Trust 5.500% due 08/25/2034		746	702
Countrywide Alternative Loan Trust
4.386% due 10/25/2035 «~		7	5
5.500% due 11/25/2035		24	19
5.500% due 01/25/2036 «		139	76
5.648% due 12/20/2046 •		125	107
6.000% due 08/25/2036 •		74	42
6.000% due 04/25/2037		790	575
6.250% due 11/25/2036		62	46
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037		470	212
6.000% due 05/25/2037		330	163
6.000% due 07/25/2037		944	419
6.040% due 04/25/2035 •		156	141
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.760% due 04/25/2037 •		348	237
6.800% due 07/25/2036 þ		156	129
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		50	20
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	173	181
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		$2,700	2,706
GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		6	6
6.000% due 11/25/2035		314	114
IndyMac IMSC Mortgage Loan Trust 5.820% due 07/25/2047 •		330	213
Lehman Mortgage Trust 5.096% due 01/25/2036 ~		110	100
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •		414	43

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley Mortgage Loan Trust 7.211% due 06/25/2036 ~		39	37
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		1,702	1,634
New York Mortgage Trust 4.965% due 05/25/2036 ~		45	38
One Market Plaza Trust 3.614% due 02/10/2032		1,109	994
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		330	205
5.750% due 02/25/2036		172	61
5.860% due 01/25/2046 •		880	241
6.250% due 11/25/2036		166	60
6.500% due 06/25/2037		11,581	2,453
Sequoia Mortgage Trust 5.853% due 07/20/2036 •		521	446
Structured Asset Mortgage Investments Trust
5.880% due 05/25/2036 •		178	116
5.900% due 05/25/2036 •		261	202
6.020% due 02/25/2036 •		211	170
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		1,403	1,354
WaMu Mortgage Pass-Through Certificates Trust
4.003% due 11/25/2036 ~		220	184
4.171% due 02/25/2037 ~		35	29
4.597% due 10/25/2035 ~		474	416
5.850% due 09/25/2033 «~		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		261	184

Total Non-Agency Mortgage-Backed Securities (Cost $21,884)			16,294

ASSET-BACKED SECURITIES 10.4%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		394	394
Allegro CLO Ltd. 6.557% due 10/16/2031 •		2,200	2,201
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.240% due 05/25/2034 •		128	128
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		5,000	4,979
Ares CLO Ltd. 6.460% due 01/15/2029 •		108	108
Ares European CLO DAC 4.516% due 04/15/2030 •	EUR	591	633
Argent Securities Trust 5.780% due 05/25/2036 •		$1,439	347
Atlas Senior Loan Fund Ltd. 6.680% due 01/15/2031 •		406	406
Bain Capital Euro CLO DAC 4.997% due 01/24/2033 •	EUR	599	642
Barings CLO Ltd.
6.576% due 01/20/2031 •		$1,490	1,491
6.656% due 01/20/2032 •		4,353	4,361
BDS Ltd. 7.142% due 03/19/2039 •		7,300	7,268
Bear Stearns Asset-Backed Securities Trust 6.090% due 02/25/2036 •		1,645	1,639
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		2,051	2,054
6.609% due 01/17/2032 •		1,261	1,263
6.670% due 07/15/2032 •		1,000	1,001
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		1,200	1,211
Carlyle Euro CLO DAC 4.458% due 08/15/2030 •	EUR	4,006	4,295
Carlyle Global Market Strategies CLO Ltd. 6.636% due 07/27/2031 •		$354	354
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031 ~	EUR	1,113	1,187
Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		$190	190
6.770% due 01/15/2030 •		357	358
CBAM Ltd.
6.599% due 04/17/2031 •		651	652
6.706% due 04/20/2032 •		2,400	2,403
6.836% due 07/20/2030 •		612	612
Cedar Funding CLO Ltd. 6.679% due 07/17/2031 •		795	796
CIFC Funding Ltd.
6.535% due 10/24/2030 •		190	190
6.589% due 04/18/2031 •		2,490	2,493
6.779% due 10/17/2031 •		567	567
Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •		213	151
5.955% due 10/25/2036 •		2,300	2,223

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Contego CLO DAC 4.532% due 01/23/2030 •	EUR	1,195	1,278
Countrywide Asset-Backed Certificates Trust
5.600% due 07/25/2037 •		$247	224
5.660% due 09/25/2037 •		66	58
5.805% due 04/25/2036 ~		40	35
5.920% due 05/25/2037 •		823	745
5.960% due 03/25/2037 •		1,770	1,686
6.660% due 10/25/2035 •		1,059	1,041
CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •		1,203	1,206
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •		1,394	1,395
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		361	99
CVC Cordatus Loan Fund DAC 4.608% due 08/15/2032 •	EUR	403	432
Denali Capital CLO Ltd. 6.640% due 04/15/2031 •		$318	318
Dryden CLO Ltd.
6.559% due 04/18/2031 •		464	464
6.594% due 05/15/2031 •		833	834
Dryden Euro CLO DAC 4.868% due 01/17/2033 •	EUR	1,000	1,070
Elevation CLO Ltd. 6.535% due 10/25/2030 •		$2,339	2,341
First Franklin Mortgage Loan Trust 6.165% due 11/25/2036 •		2,007	1,911
Fremont Home Loan Trust
5.730% due 10/25/2036 •		175	153
5.760% due 10/25/2036 •		4,147	1,650
5.940% due 10/25/2036 •		2,279	907
GoldenTree Loan Management EUR CLO DAC 4.797% due 01/20/2032 •	EUR	2,727	2,924
Halseypoint CLO Ltd.
6.686% due 07/20/2031 •		$357	357
7.041% due 11/30/2032 •		600	601
Harvest CLO DAC 4.696% due 11/18/2030 •	EUR	982	1,053
Hayfin Emerald CLO 0.000% due 07/18/2038 •		1,900	2,040
Home Equity Asset Trust 6.135% due 02/25/2036 •		$2,777	2,677
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •		275	204
HSI Asset Securitization Corp. Trust 5.760% due 07/25/2036 •		4,884	2,120
ICG U.S. CLO Ltd. 6.666% due 07/22/2031 •		784	786
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		729	230
JP Morgan Mortgage Acquisition Trust 5.670% due 10/25/2036 •		30	29
KKR CLO Ltd. 6.770% due 01/15/2031 •		1,131	1,132
LCM LP 6.626% due 07/20/2031 •		1,329	1,331
LCM Ltd. 6.425% due 07/20/2030 •		529	529
Lehman XS Trust
4.857% due 06/25/2036 þ		521	484
5.780% due 05/25/2036 •		563	479
LoanCore Issuer Ltd.
6.743% due 07/15/2036 •		487	486
6.883% due 01/17/2037 •		2,193	2,196
Long Beach Mortgage Loan Trust 6.060% due 01/25/2036 •		1,135	987
Madison Park Euro Funding DAC 4.706% due 07/15/2032 •	EUR	5,598	5,958
Madison Park Funding Ltd.
6.340% due 04/15/2029 •		$1,251	1,252
6.507% due 10/18/2030 •		979	980
MASTR Asset-Backed Securities Trust
5.940% due 06/25/2036 •		206	74
6.030% due 01/25/2036 •		1,841	1,812
MF1 LLC 7.489% due 06/19/2037 •		2,500	2,504
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 10/25/2036 •		1,469	643
5.570% due 10/25/2036 •		17	9
5.590% due 10/25/2036 •		791	689
5.680% due 10/25/2036 •		1,811	793
5.760% due 06/25/2036 •		1,150	584
Morgan Stanley Mortgage Loan Trust
5.920% due 02/25/2037 •		148	31
6.226% due 10/25/2036 þ		181	51

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Mountain View CLO Ltd. 6.710% due 07/15/2031 •		811	812
NovaStar Mortgage Funding Trust 5.800% due 11/25/2036 •		148	44
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		450	451
OCP Euro CLO DAC 4.726% due 01/15/2032 •	EUR	6,647	7,119
Octagon Investment Partners Ltd.
6.549% due 04/16/2031 •		$1,241	1,242
6.584% due 02/14/2031 •		5,831	5,835
OSD CLO Ltd. 6.449% due 04/17/2031 •		4,606	4,613
OZLM Ltd. 6.841% due 10/30/2030 •		78	78
Palmer Square CLO Ltd. 6.579% due 10/17/2031 •		2,547	2,549
Palmer Square European Loan Funding DAC 4.956% due 10/15/2031 •	EUR	984	1,051
Palmer Square Loan Funding Ltd.
6.387% due 05/20/2029 •		$1,028	1,029
6.390% due 10/15/2029 •		1,526	1,527
Providus CLO DAC 4.717% due 04/20/2034 •	EUR	3,300	3,517
RAAC Trust 6.160% due 02/25/2046 «•		$10	10
Rad CLO Ltd. 6.705% due 07/24/2032 •		6,400	6,408
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		5,091	2,115
Residential Asset Securities Corp. Trust
5.710% due 11/25/2036 •		3,153	2,734
5.940% due 08/25/2036 •		468	428
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •	EUR	2,700	2,894
Securitized Asset-Backed Receivables LLC Trust
5.780% due 07/25/2036 •		$1,913	666
5.900% due 10/25/2036 •		10,292	3,414
5.960% due 05/25/2036 •		733	380
Sound Point CLO Ltd. 6.739% due 04/18/2031 •		1,416	1,418
Soundview Home Loan Trust
5.580% due 11/25/2036 •		118	33
5.865% due 12/25/2036 •		1,198	1,166
6.020% due 05/25/2036 •		200	192
Specialty Underwriting & Residential Finance Trust 5.780% due 09/25/2037 •		8,533	4,289
Starwood Commercial Mortgage Trust 6.523% due 07/15/2038 •		50	50
Structured Asset Investment Loan Trust 6.180% due 10/25/2035 •		1,359	1,310
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		6	6
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		516	516
TCW CLO Ltd. 6.555% due 04/25/2031 •		873	874
Toro European CLO DAC
4.638% due 02/15/2034 •	EUR	5,600	6,003
4.646% due 10/15/2030 •		354	380
4.832% due 01/12/2032 •		3,800	4,065
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		$1,682	1,674
Venture CLO Ltd.
6.470% due 04/15/2027 •		2	2
6.486% due 10/20/2028 •		127	127
Vibrant CLO Ltd. 6.706% due 07/20/2032 •		4,500	4,503
Voya CLO Ltd.
6.525% due 07/20/2032 •		500	501
6.570% due 06/07/2030 •		807	807
6.650% due 04/15/2031 •		617	618
6.690% due 07/14/2031 •		492	493
6.800% due 10/15/2030 •		1,158	1,160
Wellfleet CLO Ltd.
6.476% due 07/20/2029 •		9	9
6.756% due 07/20/2032 •		2,190	2,195
Wind River CLO Ltd. 6.670% due 07/15/2031 •		800	800

Total Asset-Backed Securities (Cost $189,831)			182,576

SOVEREIGN ISSUES 13.1%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (b)	BRL	20,100	3,504
0.000% due 04/01/2025 (b)		73,200	12,122

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	19,943	20,882
0.100% due 07/25/2031 (d)		13,635	13,757
0.100% due 07/25/2038 (d)		117	108
0.250% due 07/25/2024 (d)		50,152	53,680
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		3,274	3,231
1.400% due 05/26/2025 (d)		41,973	44,459
1.800% due 05/15/2036 (d)		1,216	1,243
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,371,130	21,927
0.100% due 03/10/2029 (d)		8,042,822	52,514
Peru Government International Bond 6.150% due 08/12/2032	PEN	1,000	251
Russia Government International Bond
4.250% due 06/23/2027		$200	152
4.750% due 05/27/2026		200	165
5.250% due 06/23/2047		600	348

Total Sovereign Issues (Cost $260,021)			228,343

		SHARES
COMMON STOCKS 0.3%
CONSUMER STAPLES 0.1%
Capri Holdings Ltd. (a)		5,200	172
Hilton Worldwide Holdings, Inc.		2,330	508
Marriott International, Inc. 'A'		1,820	440

			1,120

ENERGY 0.1%
Diamond Offshore Drilling, Inc. (a)		10,300	160
Hess Corp.		2,800	413
Marathon Oil Corp.		15,900	456

			1,029

FINANCIALS 0.0%
Discover Financial Services		1,800	236

HEALTH CARE 0.0%
Amedisys, Inc. (a)		2,400	220
Cerevel Therapeutics Holdings, Inc. (a)		7,700	315

			535

INDUSTRIALS 0.0%
International Distributions Services PLC (a)		49,490	200
Stericycle, Inc. (a)		4,900	285

			485

INFORMATION TECHNOLOGY 0.1%
Altium Ltd.		3,847	175
Ansys, Inc. (a)		800	257
HashiCorp, Inc. 'A' (a)		7,700	259

			691

MATERIALS 0.0%
United States Steel Corp.		7,800	295

REAL ESTATE 0.0%
Howard Hughes Holdings, Inc. (a)		9,042	586

Total Common Stocks (Cost $5,058)			4,977

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		670,000	667

Total Preferred Securities (Cost $670)			667

REAL ESTATE INVESTMENT TRUSTS 4.9%
REAL ESTATE 4.9%
Alexandria Real Estate Equities, Inc.		6,589	771

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

American Assets Trust, Inc.	13,786	309
American Homes 4 Rent 'A'	74,400	2,765
American Tower Corp.	5,094	990
Americold Realty Trust, Inc.	52,015	1,328
AvalonBay Communities, Inc.	17,999	3,724
Boston Properties, Inc.	5,536	341
Brixmor Property Group, Inc.	4,492	104
Camden Property Trust	11,073	1,208
COPT Defense Properties	11,644	291
Crown Castle, Inc.	7,761	758
CubeSmart	7,134	322
DiamondRock Hospitality Co.	99,648	842
Digital Realty Trust, Inc.	30,200	4,592
Equinix, Inc.	8,290	6,272
Equity LifeStyle Properties, Inc.	31,121	2,027
Equity Residential	41,754	2,895
Essex Property Trust, Inc.	3,081	839
Extra Space Storage, Inc.	9,857	1,532
Federal Realty Investment Trust	8,800	889
First Industrial Realty Trust, Inc.	40,550	1,926
Gaming & Leisure Properties, Inc.	37,247	1,684
Healthcare Realty Trust, Inc.	42,800	705
Healthpeak Properties, Inc.	85,688	1,679
Highwoods Properties, Inc.	7,900	208
Host Hotels & Resorts, Inc.	67,274	1,210
InvenTrust Properties Corp.	13,283	329
Invitation Homes, Inc.	104,428	3,748
Kilroy Realty Corp.	10,647	332
Kimco Realty Corp.	60,244	1,172
Mid-America Apartment Communities, Inc.	2,232	318
National Storage Affiliates Trust	6,112	252
Park Hotels & Resorts, Inc.	45,614	683
Prologis, Inc.	76,766	8,622
Public Storage	14,723	4,235
Realty Income Corp.	49,143	2,596
Regency Centers Corp.	23,137	1,439
Retail Opportunity Investments Corp.	50,248	625
Rexford Industrial Realty, Inc.	23,046	1,028
RLJ Lodging Trust	134,389	1,294
Ryman Hospitality Properties, Inc.	11,400	1,138
SBA Communications Corp.	5,250	1,031
Simon Property Group, Inc.	34,581	5,249
SITE Centers Corp.	30,480	442
Sun Communities, Inc.	15,041	1,810
Sunstone Hotel Investors, Inc.	78,973	826
Terreno Realty Corp.	8,311	492
UDR, Inc.	26,249	1,080
Ventas, Inc.	16,768	859
VICI Properties, Inc.	80,297	2,300
Welltower, Inc.	39,000	4,066
WP Carey, Inc.	4,004	220

Total Real Estate Investment Trusts (Cost $72,299)		86,397

	OUNCES
COMMODITIES 17.9%
Gold Warehouse Receipts	135,500	313,960

Total Commodities (Cost $229,043)		313,960

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.8%
COMMERCIAL PAPER 1.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$600	600
5.510% due 07/11/2024	250	249
5.510% due 07/17/2024	250	249
Bacardi-Martini BV
5.830% due 08/15/2024	250	248
5.850% due 07/10/2024	250	250
5.850% due 07/18/2024	250	249
Canadian Natural Resources Ltd. 5.850% due 07/25/2024	800	797
Conagra Brands, Inc. 5.800% due 07/09/2024	250	250
Constellation Brands, Inc.
5.610% due 07/09/2024	300	299
5.640% due 07/15/2024	250	249

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

5.650% due 07/30/2024	250	249
5.660% due 07/19/2024	450	448
Constellation Energy Generation LLC 5.540% due 07/09/2024	400	399
Crown Castle, Inc.
5.840% due 07/09/2024	600	599
5.840% due 07/11/2024	300	299
5.840% due 07/30/2024	250	249
5.840% due 08/01/2024	600	597
Discovery Communications LLC 6.000% due 07/15/2024	1,050	1,047
Entergy Corp.
5.550% due 07/18/2024	300	299
5.550% due 07/25/2024	250	249
5.550% due 08/01/2024	250	249
5.600% due 07/02/2024	250	250
Global Payments, Inc.
5.970% due 07/01/2024	250	250
6.030% due 07/18/2024	250	249
Intel Corp.
5.500% due 07/23/2024	300	299
5.520% due 07/08/2024	800	799
5.520% due 07/09/2024	800	799
Intercontinental Exchange, Inc.
5.500% due 07/03/2024	250	250
5.500% due 07/09/2024	250	250
5.510% due 07/08/2024	250	250
5.510% due 07/15/2024	250	249
5.510% due 07/16/2024	250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	250	249
5.510% due 07/19/2024	650	648
5.520% due 08/01/2024	250	249
L3Harris Technologies, Inc.
5.520% due 07/22/2024	250	249
5.520% due 07/24/2024	250	249
5.550% due 07/29/2024	250	249
5.600% due 07/11/2024	250	249
5.600% due 07/17/2024	250	249
Marathon Oil Corp. 5.830% due 07/05/2024	250	250
Marriott International, Inc. 5.530% due 08/06/2024	250	248
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	300	300
5.570% due 07/09/2024	350	349
5.570% due 07/10/2024	350	349
5.570% due 08/12/2024	250	248
5.580% due 07/11/2024	250	249
Parker Hannifin Corp. 5.520% due 08/27/2024	450	446
Penske Truck Leasing Co. LP
5.500% due 07/02/2024	750	750
5.500% due 07/05/2024	700	699
5.530% due 07/12/2024	250	249
5.540% due 08/20/2024	250	248
Southern California Edison Co.
5.600% due 07/01/2024	500	500
5.600% due 07/02/2024	700	700
5.600% due 07/08/2024	250	250
5.600% due 07/18/2024	250	249
Targa Resources Corp.
6.000% due 07/08/2024	500	499
6.000% due 07/19/2024	250	249
6.000% due 07/26/2024	350	348
6.000% due 07/29/2024	250	249
VW Credit, Inc.
5.530% due 07/08/2024	250	250
5.530% due 07/15/2024	250	249
5.550% due 07/16/2024	300	299
5.570% due 08/21/2024	250	248
5.570% due 08/26/2024	250	248

		23,132

REPURCHASE AGREEMENTS (g) 5.5%		96,931

U.S. TREASURY BILLS 0.0%
5.380% due 08/29/2024 (b)(c)(l)	344	341

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $120,415)		120,404

Total Investments in Securities (Cost $2,538,052)		2,464,767

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
MUTUAL FUNDS 6.4% (f)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	15,602,725	112,652

Total Mutual Funds (Cost $133,555)		112,652

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	209,342	2,036

Total Short-Term Instruments (Cost $2,037)		2,036

Total Investments in Affiliates (Cost $135,592)		114,688

Total Investments 147.3% (Cost $2,673,644)		$2,579,455
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $224)		3,358
Other Assets and Liabilities, net (47.5)%		(831,565)

Net Assets 100.0%		$1,751,248

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.400%	07/01/2024	07/02/2024	$44,400	U.S. Treasury Note/Bond 1.375% due 11/15/2031	$0	$44,400	$44,400
U.S. Treasury Notes 1.375% due 11/15/2031	(45,365)
DEU	5.350	06/28/2024	07/01/2024	4,400	U.S. Treasury Bonds 5.375% due 02/15/2031	(4,487)	4,400	4,402
5.410	06/03/2024	06/04/2024	100	U.S. Treasury Bonds 5.375% due 02/15/2031	(103)	100	100
FICC	2.600	06/28/2024	07/01/2024	831	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(848)	831	831
MBC	5.400	06/28/2024	07/01/2024	47,200	U.S. Treasury Notes 1.375% - 3.750% due 06/30/2030 - 11/15/2031	(48,506)	47,200	47,221

Total Repurchase Agreements	$(99,309)	$96,931	$96,954

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.510%	06/26/2024	07/03/2024	$(2,525)	$(2,527)
BSN	5.420	05/09/2024	07/10/2024	(178,507)	(179,931)
5.420	05/22/2024	07/10/2024	(45,387)	(45,660)
DEU	5.430	06/13/2024	07/11/2024	(14,567)	(14,606)
5.460	06/18/2024	07/02/2024	(14,034)	(14,062)
5.470	06/21/2024	07/02/2024	(1,800)	(1,803)
5.480	06/20/2024	07/02/2024	(19,946)	(19,980)
5.480	06/26/2024	07/03/2024	(3,569)	(3,572)
NOM	5.430	05/29/2024	07/10/2024	(49,391)	(49,636)

Total Reverse Repurchase Agreements	$(331,777)

(h)	Securities with an aggregate market value of $332,986 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(97,130) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn September 2024 Futures	$450.000	08/23/2024	31	$155	$17	$8

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Total Purchased Options	$17	$8

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Corn December 2024 Futures	$400.000	11/22/2024	141	$705	$(52)	$(100)
Call - NYMEX Crude Oil August 2024 Futures	84.000	07/17/2024	4	4	(5)	(3)
Put - NYMEX Natural Gas September 2024 Futures	2.800	08/27/2024	300	3,000	(579)	(1,063)

$(636)	$(1,166)

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	$106.200	07/26/2024	669	$669	$(115)	$(47)

Total Written Options	$(751)	$(1,213)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum January Futures	01/2025	26	$1,672	$(15)	$0	$0
Aluminum November Futures	11/2024	32	2,041	(45)	0	0
Aluminum September Futures	09/2024	8	505	9	0	0
Arabica Coffee December Futures	12/2024	22	1,852	142	2	0
Australia Government 10-Year Bond September Futures	09/2024	560	42,427	(88)	324	(324)
Brent Crude March Futures	01/2025	232	18,876	554	0	0
California Carbon Allowance December Futures	12/2024	628	23,770	3	63	0
California Carbon Allowance December Futures	12/2025	962	38,874	(355)	115	0
Cocoa December Futures	12/2024	25	1,648	(23)	89	0
Cocoa March Futures	03/2025	1	59	(8)	3	0
Copper December Futures	12/2024	10	1,103	(58)	10	0
Copper September Futures	09/2024	55	6,038	(598)	59	0
Corn December Futures	12/2024	18	379	(39)	0	(12)
Cotton No. 2 December Futures	12/2024	77	2,799	(131)	0	(73)
E-mini S&P 500 Index September Futures	09/2024	73	20,153	24	0	0
Euro STOXX 50 September Futures	09/2024	379	19,994	(271)	0	0
Euro-BTP Future September Futures	09/2024	568	70,131	(714)	0	(395)
Euro-Bund September Futures	09/2024	406	57,229	1	10	0
Euro-Schatz September Futures	09/2024	156	17,659	77	2	(6)
European Climate Exchange December Futures	12/2024	37	2,674	195	32	(10)
FTSE 100 Index September Futures	09/2024	48	4,983	(67)	0	0
Gas Oil December Futures	12/2024	49	3,786	(5)	0	(23)
Gold 100 oz. December Futures	12/2024	58	13,836	2	18	0
Hard Red Winter Wheat September Futures	09/2024	100	2,931	(394)	0	0
Henry Hub Natural Gas March Futures	03/2030	3	22	(4)	0	0
Henry Hub Natural Gas March Futures	03/2031	1	7	(1)	0	0
Henry Hub Natural Gas July Futures	07/2030	3	25	(2)	0	0
Henry Hub Natural Gas July Futures	07/2031	1	8	0	0	0
Henry Hub Natural Gas November Futures	11/2030	3	31	4	0	0
Henry Hub Natural Gas November Futures	11/2031	1	10	1	0	0
Henry Hub Natural Gas January Futures	01/2030	3	32	5	0	0
Henry Hub Natural Gas January Futures	01/2031	1	10	2	0	0
Henry Hub Natural Gas December Futures	12/2029	3	34	7	0	0
Henry Hub Natural Gas December Futures	12/2030	1	11	2	0	0
Henry Hub Natural Gas June Futures	06/2030	3	25	(2)	0	0
Henry Hub Natural Gas June Futures	06/2031	1	8	0	0	0
Henry Hub Natural Gas May Futures	05/2030	3	23	(3)	0	0
Henry Hub Natural Gas May Futures	05/2031	1	8	(1)	0	0
Henry Hub Natural Gas February Futures	02/2030	3	26	0	0	0
Henry Hub Natural Gas February Futures	02/2031	1	9	0	0	0
Henry Hub Natural Gas April Futures	04/2030	3	22	(4)	0	0
Henry Hub Natural Gas April Futures	04/2031	1	7	(1)	0	0
Henry Hub Natural Gas October Futures	10/2030	3	27	1	0	0
Henry Hub Natural Gas October Futures	10/2031	1	9	0	0	0
Henry Hub Natural Gas September Futures	09/2030	3	25	(1)	0	0
Henry Hub Natural Gas September Futures	09/2031	1	8	0	0	0
Henry Hub Natural Gas August Futures	08/2030	3	25	(2)	0	0
Henry Hub Natural Gas August Futures	08/2031	1	8	0	0	0
Iron Ore September Futures	09/2024	462	4,898	(437)	42	0
Lean Hogs December Futures	12/2024	29	810	(68)	9	0
Live Cattle October Futures	10/2024	66	4,881	57	0	0
Natural Gas January Futures	12/2024	12	459	(21)	0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Natural Gas September Futures	08/2024	365	9,483	(1,012)	0	(260)
New York Harbor December Futures	11/2024	39	4,180	(46)	0	(32)
Nickel January Futures	01/2025	11	1,163	(25)	0	0
Nickel July Futures	07/2024	32	3,282	(66)	0	0
Nickel November Futures	11/2024	12	1,257	(122)	0	0
Nickel September Futures	09/2024	35	3,627	(425)	0	(407)
RBOB Gasoline December Futures	11/2024	71	6,518	(21)	0	(45)
Silver December Futures	12/2024	5	750	16	8	0
Silver September Futures	09/2024	4	591	(39)	6	0
Soybean January Futures	01/2025	18	1,006	(37)	0	0
Soybean Meal December Futures	12/2024	230	7,717	(853)	0	(69)
Soybean November Futures	11/2024	170	9,384	(913)	0	(6)
Sugar No. 11 March Futures	02/2025	42	969	72	7	0
Sugar No. 11 October Futures	09/2024	97	2,205	47	10	0
U.S. Treasury 10-Year Note September Futures	09/2024	668	73,381	(3)	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	484	54,832	570	0	(301)
United Kingdom Long Gilt September Futures	09/2024	154	18,994	(181)	0	0
WTI Crude August Futures	07/2024	1	82	4	0	0
WTI Crude December Futures	11/2024	50	3,917	134	0	(13)
WTI Crude December Futures	11/2025	77	5,619	235	0	(18)
Zinc January Futures	01/2025	4	297	4	0	0
Zinc November Futures	11/2024	11	813	10	0	0
Zinc September Futures	09/2024	2	147	15	0	0

$(4,908)	$809	$(2,001)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum November Futures	11/2024	32	$(2,041)	$38	$0	$0
Aluminum September Futures	09/2024	8	(505)	16	0	0
Brent Crude December Futures	10/2025	14	(1,091)	(43)	4	0
Cocoa September Futures	09/2024	26	(2,010)	13	0	(119)
Euro-BOBL Future September Futures	09/2024	83	(10,350)	(103)	13	(4)
Euro-BTP Italy Government Bond September Futures	09/2024	274	(30,814)	(6)	21	0
Euro-Buxl 30-Year Bond September Futures	09/2024	212	(29,570)	(416)	304	(46)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	480	(63,291)	591	339	0
Gold 100 oz. August Futures	08/2024	663	(155,115)	1,097	0	(199)
Natural Gas August Futures	07/2024	64	(1,665)	117	30	0
Nickel July Futures	07/2024	32	(3,282)	538	0	0
Nickel November Futures	11/2024	12	(1,257)	60	0	0
Nickel September Futures	09/2024	4	(415)	28	0	0
U.S. Treasury 2-Year Note September Futures	09/2024	704	(143,773)	(456)	58	0
U.S. Treasury 5-Year Note September Futures	09/2024	3,352	(357,053)	(1,457)	367	0
U.S. Treasury Long-Term Bond September Futures	09/2024	533	(62,819)	(510)	632	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	544	(67,754)	(245)	901	0
WTI Crude December Futures	11/2025	63	(4,597)	(196)	14	0
Zinc January Futures	01/2025	2	(148)	(8)	0	0
Zinc November Futures	11/2024	11	(813)	(17)	0	0
Zinc September Futures	09/2024	2	(147)	(11)	0	0

$(970)	$2,683	$(368)

Total Futures Contracts	$(5,878)	$3,492	$(2,369)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(3)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	13,680	$(4)	$5	$1	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	6,260,000	(72)	25	(47)	54	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	385,260	(147)	175	28	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	2,933,000	56	377	433	45	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$218,380	1,246	1,855	3,101	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	110,100	(1,453)	(8,202)	(9,655)	0	(177)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(910)	(1,067)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.757	Annual	11/15/2033		28,000	0	467	467	158	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		125,500	(1,003)	(8,812)	(9,815)	0	(729)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	3,543	4,443	209	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	2,815	3,498	160	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		62,300	1,291	9,032	10,323	1,009	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	300	811	335	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	1,400	(5)	(17)	(22)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(208)	(223)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(358)	(386)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(280)	(312)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(403)	(427)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(179)	(190)	0	(1)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		329,100	6,028	(7,391)	(1,363)	0	(695)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,591	1,814	6	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,859	1,861	6	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,079	3,515	12	0
Receive(2)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		111,300	(4,512)	4,607	95	261	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	265	265	7	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	210	215	6	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	59	59	3	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		9,900	53	213	266	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		23,900	(174)	(4,743)	(4,917)	9	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		10,200	52	189	241	9	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		12,000	0	116	116	4	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		8,100	(60)	5	(55)	3	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		5,300	0	107	107	4	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		12,700	(19)	242	223	0	(13)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		7,100	0	130	130	0	(7)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		7,300	7	147	154	0	(7)
Receive	CPTFEMU	2.480	Maturity	05/15/2037		50	1	1	2	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	(70)	(69)	0	(8)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	(31)	(91)	0	(12)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	(38)	(37)	0	(6)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(74)	(74)	0	(6)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	74	74	0	(17)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		7,600	6	503	509	0	(52)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	248	273	0	(26)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	610	628	0	(46)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	145	145	0	(15)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	265	296	0	(25)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		2,300	(7)	(55)	(62)	15	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		1,100	0	(55)	(55)	7	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		$13,700	0	1,552	1,552	6	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	1,645	1,645	5	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	989	989	11	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	460	460	5	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	901	901	10	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	53	53	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(898)	(493)	0	(8)
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(349)	(182)	0	(4)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(525)	(272)	0	(5)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,072)	(553)	0	(11)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	88	88	2	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,341)	(886)	0	(14)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(244)	(189)	0	(3)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(792)	(945)	0	(7)
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	465,300	96	760	856	15	0

Total Swap Agreements							$5,590	$2,660	$8,250	$2,403	$(1,922)

(j)	Securities with an aggregate market value of $42,651 and cash of $11,072 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Future styled option variation margin asset of $11 and liability of $(4) is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(3)	Unsettled variation margin asset of $31 and liability of $(1,025) for closed futures is outstanding at period end.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

(k)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,937		$1,186	$6	$0
	08/2024		$1,186	NZD	1,937	0	(6)
	10/2024		5,099	CNH	36,496	0	(57)
BOA	07/2024	KRW	2,274,079		1,662	13	0
	07/2024	SGD	108		80	0	0
	07/2024		$1,164	PLN	4,638	0	(12)
	07/2024		1,921	SGD	2,593	0	(9)
	08/2024	SGD	108		$79	0	0
BPS	07/2024	BRL	268		48	0	0
	07/2024	EUR	4,677		5,033	24	0
	07/2024	KRW	2,298,953		1,675	7	0
	07/2024	SGD	7,196		5,306	0	(1)
	07/2024		$9,540	AUD	14,318	11	0
	07/2024		50	BRL	268	0	(2)
	07/2024		12	CNY	83	0	0
	07/2024		8,274	GBP	6,477	0	(86)
	07/2024		950	IDR	15,567,071	2	0
	07/2024		251	ILS	930	0	(5)
	07/2024		2,505	NZD	4,077	0	(21)
	07/2024		9,906	PLN	39,918	46	(38)
	08/2024	AUD	14,318		$9,549	0	(11)
	08/2024	CNY	83		12	0	0
	08/2024		$5,306	SGD	7,186	1	0
	09/2024	CNH	66,927		$9,340	119	0
	09/2024	TWD	116,559		3,622	28	0
	09/2024		$2,007	INR	168,019	2	0
	09/2024		22	TWD	711	0	0
	10/2024	CNH	41,201		$5,747	55	0
	10/2024		$3,075	CNH	21,968	0	(40)
BRC	07/2024	AUD	590		$390	0	(3)
	07/2024	DKK	77,592		11,296	154	0
	07/2024	MXN	20,108		1,089	0	(9)
	07/2024	PLN	21		5	0	0
	07/2024	SGD	2,501		1,852	8	0
	07/2024	THB	1,835		50	0	0
	07/2024		$2,574	PLN	10,319	1	(13)
	07/2024		2,897	RON	13,350	0	(25)
	07/2024		3	THB	117	0	0
	07/2024		5,742	TRY	195,300	110	0
	08/2024		957	EUR	893	1	0
	09/2024	MXN	65,812		$3,498	0	(56)
	09/2024	TRY	126,696		3,422	0	(199)
CBK	07/2024	BRL	22,341		$4,019	22	0
	07/2024	CHF	1,639		1,801	0	(23)
	07/2024	GBP	601		764	4	0
	07/2024	KRW	535,862		393	4	0
	07/2024		$4,100	BRL	22,340	0	(104)
	07/2024		2,973	PLN	11,793	0	(45)
	07/2024		8,028	THB	293,820	0	(10)
	07/2024		29	ZAR	523	0	0
	08/2024	BRL	22,416		$4,100	105	0
	09/2024	TWD	44,440		1,379	8	0
	09/2024		$14,706	INR	1,229,465	8	(7)
	09/2024		1,504	PHP	88,398	8	0
DUB	07/2024	AUD	555		$367	0	(3)
	07/2024	BRL	6,964		1,255	10	0
	07/2024	KRW	1,233,597		897	2	0
	07/2024		$1,382	BRL	6,964	0	(136)
	07/2024		2,273	CLP	2,102,368	0	(39)
	07/2024		2,845	PLN	11,179	0	(68)
	08/2024	BRL	2,964		$576	48	0
	08/2024		$8,536	BRL	45,440	0	(437)
FAR	07/2024	AUD	12,612		$8,403	0	(11)
	07/2024	EUR	160,917		175,264	2,929	0
	07/2024	JPY	11,783,636		75,458	2,218	0
	07/2024	NZD	3,721		2,270	3	0
	07/2024		$153	NZD	248	0	(2)
	08/2024		2,270		3,721	0	(3)
GLM	07/2024	BRL	66,300		$12,397	537	0
	07/2024	KRW	3,849		3	0	0
	07/2024	MXN	18,703		1,007	0	(13)
	07/2024		$12,270	BRL	66,300	0	(410)
	07/2024		50	KRW	68,690	0	0
	07/2024		8,929	MYR	42,057	0	(9)
	07/2024		2,703	PLN	10,749	0	(34)
	07/2024		772	TRY	26,378	24	0
	07/2024		6,175	ZAR	112,968	27	0
	08/2024	DKK	234		$34	0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

	09/2024		$657	TRY	26,238	89	0
	10/2024	BRL	13,000		$2,558	256	0
	04/2025		71,600		12,850	435	0
JPM	07/2024		53,084		10,435	939	0
	07/2024	CHF	1,004		1,110	0	(7)
	07/2024	CNY	117,999		16,545	176	0
	07/2024	KRW	1,526,267		1,106	0	(1)
	07/2024	PLN	4,658		1,178	21	0
	07/2024		$9,555	BRL	53,084	0	(59)
	07/2024		13,682	CHF	12,278	0	(16)
	07/2024		303	CNY	2,160	0	(4)
	07/2024		16,820	DKK	117,217	12	0
	07/2024		5,975	IDR	96,897,428	0	(52)
	07/2024		699	ILS	2,584	0	(14)
	07/2024		2,069	PLN	8,168	0	(40)
	07/2024		5,407	SGD	7,278	0	(40)
	07/2024		11,624	ZAR	213,986	123	0
	08/2024	AUD	873		$583	0	0
	08/2024	CHF	12,233		13,682	16	0
	08/2024	DKK	117,010		16,820	0	(12)
	08/2024	TRY	5,115		140	0	(7)
	08/2024		$16,545	CNY	118,073	0	(1)
	08/2024		1,133	DKK	7,880	0	0
	08/2024		1,177	TRY	42,245	66	0
	09/2024	TWD	75,608		$2,348	17	0
	09/2024		$1,857	BRL	10,151	0	(54)
	09/2024		4,959	INR	415,535	12	0
	09/2024		25,585	MXN	464,215	13	(527)
	10/2024	CNH	35,529		$4,965	57	0
	10/2024		$1,012	CNH	7,230	0	(14)
	04/2025	BRL	1,600		$285	7	0
MBC	07/2024		$71	EUR	77	0	0
	08/2024		711	GBP	711	0	0
	07/2024	CAD	18,184		$13,355	63	0
	07/2024	DKK	200		29	0	0
	07/2024	JPY	296,500		1,882	39	0
	07/2024	SGD	66		49	0	0
	07/2024		$13,290	CAD	18,196	11	0
	07/2024		6,051	CZK	139,557	0	(83)
	07/2024		958	EUR	893	0	(2)
	07/2024		381	GBP	301	0	0
	07/2024		2,954	HUF	1,100,957	29	0
	08/2024	CAD	18,183		$13,290	0	(11)
	08/2024	GBP	301		381	0	0
	09/2024		$26	TWD	839	0	0
MYI	07/2024		140	EUR	150	0	0
	07/2024	BRL	17,702		$3,427	260	0
	07/2024		$3,184	BRL	17,702	0	(18)
	07/2024		11,526	DKK	80,449	26	0
	07/2024		2,548	NZD	4,154	0	(18)
	08/2024	DKK	80,306		$11,526	0	(26)
	09/2024	TWD	30,077		937	10	0
	09/2024		$1,204	INR	100,669	0	0
	10/2024	BRL	7,100		$1,404	147	0
RBC	07/2024	GBP	6,177		7,833	25	0
	08/2024		$7,834	GBP	6,177	0	(25)
RYL	07/2024	AUD	561		$374	0	0
SCX	07/2024	EUR	8,400		9,024	28	0
	07/2024	IDR	328,240		20	0	0
	07/2024	KRW	1,164,617		854	9	0
	07/2024		$16,278	CNY	115,756	0	(221)
	07/2024		186,418	EUR	173,994	0	(78)
	07/2024		2	MXN	38	0	0
	07/2024	ZAR	4,139		$225	0	(3)
	08/2024	EUR	173,994		186,692	80	0
	09/2024	CNH	29,535		4,115	46	0
	09/2024	TWD	43,719		1,356	9	0
	09/2024		$11,798	INR	987,480	14	0
	09/2024		1,505	PHP	88,299	5	0
	09/2024		29	TWD	929	0	0
SSB	07/2024	EUR	424		$424	0	0
TOR	07/2024	CHF	43		47	0	0
	07/2024	NZD	2,821		1,728	10	0
	07/2024		$75,553	JPY	12,080,891	0	(465)
	08/2024	JPY	12,024,242		$75,553	464	0
	08/2024		$1,125	COP	4,512,410	0	(45)
	08/2024		1,728	NZD	2,821	0	(10)
UAG	07/2024	CHF	9,599		$10,623	0	(62)
	07/2024	DKK	120,108		17,443	196	0
	07/2024		$1,713	ILS	6,348	0	(31)

Total Forward Foreign Currency Contracts						$10,253	$(3,893)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	40,300	$(487)	$(444)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	40,300	(487)	(253)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	25,300	(329)	(245)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	25,300	(329)	(155)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(324)	(181)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(323)	(292)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	54,700	(689)	(471)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	54,700	(689)	(384)

$(3,657)	$(2,425)

Total Written Options	$(3,743)	$(2,492)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$87	$0	$(8)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,788	(83)	83	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,282	(141)	139	0	(2)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	405	0	(35)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	137	0	(14)

$(910)	$851	$0	$(59)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(311)	$0	$(311)
Receive	CPURNSA	1.805	Maturity	09/20/2026	900	0	(146)	0	(146)

$0	$(457)	$0	$(457)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	DWRTFT Index	1,831	5.715% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	$22,871	$0	$(96)	$0	$(96)
CIB	Receive	PIMCODB Index	330,923	0.000%	Monthly	02/18/2025	66,382	0	310	310	0
MAC	Receive	PIMCODB Index	847,691	0.000%	Monthly	02/18/2025	163,226	21	640	661	0
MYI	Receive	DWRTFT Index	392	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/22/2025	4,897	0	(20)	0	(20)
Receive	DWRTFT Index	1,761	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	21,997	0	(92)	0	(92)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	DWRTFT Index	1,273	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	15,901	0	(67)	0	(67)
	Receive	DWRTFT Index	1,801	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	22,496	0	(103)	0	(103)

								$21	$572	$971	$(378)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Synopsys Inc.	276	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/22/2025	$164	$0	$1	$1	$0
	Pay	ConocoPhillips	4,054	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	464	0	2	2	0
	Pay	Nuveen Equity Index Fund	2,385	5.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/11/2025	106	0	0	0	0
BRC	Pay	Capital One Financial Corp.	1,835	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/19/2025	254	0	1	1	0
MYI	Pay	Chevron Corp.	2,870	5.180% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	449	0	2	2	0

								$0	$6	$6	$0

Total Swap Agreements								$(889)	$972	$977	$(894)

(l)

Securities with an aggregate market value of $1,939 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$28,220		$0	$28,220
Industrials						0	192		0	192
Utilities						0	427		0	427
U.S. Government Agencies						0	479,332		0	479,332
U.S. Treasury Obligations						0	1,002,978		0	1,002,978
Non-Agency Mortgage-Backed Securities						0	15,698		596	16,294
Asset-Backed Securities						0	182,566		10	182,576
Sovereign Issues						0	228,343		0	228,343
Common Stocks
Consumer Staples						1,120	0		0	1,120
Energy						1,029	0		0	1,029
Financials						236	0		0	236
Health Care						535	0		0	535

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2024 (Unaudited)

Industrials	485	0	0	485
Information Technology	691	0	0	691
Materials	295	0	0	295
Real Estate	586	0	0	586
Preferred Securities
Banking & Finance	0	667	0	667
Real Estate Investment Trusts
Real Estate	86,397	0	0	86,397
Commodities	0	313,960	0	313,960
Short-Term Instruments
Commercial Paper	1,046	22,086	0	23,132
Repurchase Agreements	0	96,931	0	96,931
U.S. Treasury Bills	0	341	0	341

	$92,420	$2,371,741	$606	$2,464,767
Investments in Affiliates, at Value
Mutual Funds	112,652	0	0	112,652
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,036	0	0	2,036

	$114,688	$0	$0	$114,688

Total Investments	$207,108	$2,371,741	$606	$2,579,455

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,542	4,361	0	5,903
Over the counter	0	11,231	0	11,231

	$1,542	$15,592	$0	$17,134
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,274)	(2,230)	0	(5,504)
Over the counter	0	(7,278)	0	(7,278)

	$(3,274)	$(9,508)	$0	$(12,782)

Total Financial Derivative Instruments	$(1,732)	$6,084	$0	$4,352

Totals	$205,376	$2,377,825	$606	$2,583,807

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$4,830	$2,719
1.000% due 07/09/2029		126	73
3.500% due 07/09/2041 þ		920	362

Total Argentina (Cost $3,709)			3,154

AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Premier 6.492% due 02/07/2052 •		$260	260

SOVEREIGN ISSUES 0.1%
Australia Government International Bond
1.750% due 06/21/2051	AUD	8,800	3,252
2.500% due 05/21/2030		15,800	9,657

			12,909

Total Australia (Cost $19,289)			13,169

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$8,000	8,061

Total Belgium (Cost $8,000)			8,061

BRAZIL 0.9%
SOVEREIGN ISSUES 0.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	826,600	136,886

Total Brazil (Cost $141,997)			136,886

CANADA 3.7%
CORPORATE BONDS & NOTES 0.2%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,000	9,208
Royal Bank of Canada 4.851% due 12/14/2026		$23,700	23,627

			32,835

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	7,614	5,254
2.867% due 02/12/2055 ~		16,700	11,021
3.650% due 08/12/2053		4,460	3,150

			19,425

SOVEREIGN ISSUES 3.4%
Canada Government Bond
1.500% due 12/01/2044 (e)		12,501	8,769
1.750% due 12/01/2053		20,660	10,481
2.750% due 12/01/2033		132,000	94,536
Export Development Canada 7.130% due 03/11/2029	INR	2,119,600	25,365
Province of British Columbia 4.150% due 06/18/2034	CAD	69,800	50,753
Province of Ontario 3.650% due 06/02/2033		294,800	207,621

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Province of Quebec 3.600% due 09/01/2033	145,900	102,110

		499,635

Total Canada (Cost $559,092)		551,895

CAYMAN ISLANDS 4.6%
ASSET-BACKED SECURITIES 4.4%
ACAS CLO Ltd. 6.479% due 10/18/2028 •	$7,378	7,384
ACREC Ltd. 6.596% due 10/16/2036 •	10,027	9,958
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •	15,400	15,423
Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •	31,200	31,069
6.793% due 11/15/2036 •	30,600	30,576
Ares CLO Ltd. 6.637% due 04/17/2033 •	24,200	24,265
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •	4,400	4,402
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •	5,433	5,441
6.609% due 01/17/2032 •	5,527	5,538
6.670% due 07/15/2032 •	6,500	6,509
6.671% due 04/20/2034 •	6,200	6,222
Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •	8,418	8,425
6.730% due 07/15/2031 •	10,934	10,944
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •	8,936	8,958
Cedar Funding CLO Ltd.
6.586% due 01/20/2031 •	2,095	2,098
6.654% due 05/29/2032 •	4,108	4,111
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •	7,629	7,636
Dryden Senior Loan Fund 6.477% due 10/19/2029 •	13,942	13,958
Elmwood CLO Ltd. 7.033% due 12/11/2033 •	26,000	26,092
Galaxy CLO Ltd. 6.560% due 10/15/2030 •	13,545	13,554
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •	20,100	20,143
GPMT Ltd. 6.696% due 07/16/2035 •	7,908	7,824
KKR CLO Ltd.
6.529% due 07/18/2030 •	5,322	5,329
6.540% due 07/15/2030 •	5,836	5,845
6.757% due 02/09/2035 •	14,400	14,372
LCM Ltd. 6.425% due 07/20/2030 •	7,794	7,796
LoanCore Issuer Ltd.
6.743% due 11/15/2038 •	19,198	19,101
6.883% due 01/17/2037 •	11,562	11,580
Madison Park Funding Ltd.
6.507% due 10/18/2030 •	12,727	12,741
6.705% due 04/25/2032 •	7,200	7,212
Magnetite Ltd. 6.479% due 10/15/2031 •	8,769	8,777
Marathon CLO Ltd.
6.534% due 04/15/2032 •	8,700	8,709
6.705% due 01/20/2033 •	16,600	16,626
Marble Point CLO Ltd. 6.630% due 10/15/2030 •	4,053	4,057
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •	3,158	3,148
MidOcean Credit CLO 6.637% due 02/20/2031 •	7,297	7,314
MKS CLO Ltd. 6.586% due 07/20/2030 •	2,900	2,901
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •	7,400	7,409
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •	7,800	7,812
OSD CLO Ltd. 6.449% due 04/17/2031 •	7,794	7,806
OZLM Ltd. 6.746% due 07/20/2032 •	15,500	15,513
Rad CLO Ltd.
0.000% due 04/25/2032 •	6,700	6,713
6.914% due 01/25/2033 •	14,950	15,034
Regatta Funding Ltd. 6.523% due 10/25/2031 •	11,800	11,819

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Romark CLO Ltd. 6.618% due 10/23/2030 •		11,361	11,377
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •		11,900	11,925
Sound Point CLO Ltd.
6.590% due 04/15/2031 •		2,247	2,250
6.604% due 01/25/2032 •		8,200	8,200
6.760% due 07/15/2034 •		7,400	7,402
6.796% due 07/20/2032 •		15,350	15,390
Starwood Mortgage Trust 6.683% due 11/15/2038 •		21,900	21,522
TCW CLO Ltd. 6.555% due 04/25/2031 •		14,780	14,801
Trinitas CLO Ltd.
6.663% due 01/25/2034 •		9,800	9,830
6.694% due 04/25/2033 •		14,500	14,545
Venture CLO Ltd.
6.470% due 04/15/2027 •		14	14
6.486% due 10/20/2028 •		2,510	2,512
6.576% due 07/20/2030 •		13,647	13,654
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		3,198	3,201
6.706% due 07/20/2032 •		8,800	8,807
Voya CLO Ltd. 6.590% due 10/15/2030 •		5,824	5,832
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •		113	113
Wind River CLO Ltd.
6.670% due 07/15/2031 •		9,550	9,555
6.730% due 01/15/2031 •		1,048	1,049

			640,123

CORPORATE BONDS & NOTES 0.1%
Sands China Ltd. 5.400% due 08/08/2028		9,200	9,014

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		9,700	9,815

Total Cayman Islands (Cost $658,790)			658,952

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$14,300	14,151

Total Chile (Cost $14,287)			14,151

CHINA 0.9%
SOVEREIGN ISSUES 0.9%
China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,899
3.190% due 04/15/2053		54,980	8,715
3.530% due 10/18/2051		707,500	117,742

Total China (Cost $122,478)			128,356

DENMARK 1.1%
CORPORATE BONDS & NOTES 1.1%
DLR Kredit AS 1.000% due 10/01/2024	DKK	134,400	19,187
Jyske Realkredit AS
1.000% due 10/01/2024		551,200	78,721
1.000% due 10/01/2050		133,572	14,074
1.500% due 10/01/2053		27,677	3,168
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		44,805	5,118
Nykredit Realkredit AS
1.000% due 04/01/2025		266,800	37,713
1.000% due 10/01/2053		2	0
1.500% due 10/01/2052		33,315	3,803
Realkredit Danmark AS
1.500% due 10/01/2053		36,002	4,109

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Total Denmark (Cost $176,265)			165,893

FRANCE 1.9%
CORPORATE BONDS & NOTES 0.5%
Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	13,834
5.896% due 07/13/2026		24,800	25,006
BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,455
5.738% due 02/20/2035 •		13,300	13,238
Societe Generale SA 3.337% due 01/21/2033 •		7,800	6,469

			71,002

SOVEREIGN ISSUES 1.4%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	7,275
0.750% due 05/25/2052		110,850	59,394
2.000% due 05/25/2048		68,400	54,259
3.000% due 06/25/2049		42,100	40,440
3.250% due 05/25/2045		38,900	39,516

			200,884

Total France (Cost $387,347)			271,886

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	33,700	34,173
1.750% due 11/19/2030 •		4,400	4,147
2.129% due 11/24/2026 •		$10,600	10,063
2.552% due 01/07/2028 •		17,400	16,094
3.035% due 05/28/2032 •		9,900	8,318
3.547% due 09/18/2031 •		9,700	8,543

			81,338

SOVEREIGN ISSUES 0.3%
Bundesrepublik Deutschland Bundesanleihe 2.300% due 02/15/2033	EUR	44,500	47,126

Total Germany (Cost $141,822)			128,464

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.500% due 03/26/2036		$14,000	13,465
6.250% due 09/22/2032		17,400	17,971
7.625% due 03/29/2041		600	686

Total Hungary (Cost $31,694)			32,122

IRELAND 1.6%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO DAC 4.856% due 07/15/2030 •	EUR	2,221	2,379
Arbour CLO DAC 5.114% due 05/15/2038 •		3,900	4,176
Armada Euro CLO DAC 4.626% due 07/15/2031 •		13,222	14,151
Aurium CLO DAC 4.593% due 04/16/2030 •		7,422	7,949
Blackrock European CLO DAC 4.526% due 10/15/2031 •		6,790	7,253
BNPP AM Euro CLO DAC 4.556% due 10/15/2031 •		1,869	1,998
Cairn CLO DAC 4.535% due 01/31/2030 •		3,397	3,638
Carlyle Euro CLO DAC 4.606% due 01/15/2031 •		16,529	17,728
Contego CLO DAC 4.726% due 01/15/2031		8,853	9,479
Cumulus Static CLO DAC 5.025% due 11/15/2033 •		14,400	15,414
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •		6,025	6,441
4.547% due 07/21/2030 •		6,616	7,089

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

4.556% due 10/15/2031 •		15,079	16,128
5.091% due 10/23/2034 •		17,237	18,464
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		14,900	15,956
Harvest CLO DAC 4.546% due 10/15/2031 •		9,470	10,096
Hayfin Emerald CLO 0.000% due 07/18/2038 •		13,600	14,604
Jubilee CLO DAC
4.516% due 04/15/2030 •		4,403	4,721
4.556% due 04/15/2031 •		8,700	9,298
Man GLG Euro CLO DAC
4.409% due 12/15/2031 •		13,936	14,921
4.586% due 10/15/2030 •		1,638	1,755
Rockford Tower Europe CLO DAC 4.851% due 01/24/2035 •		12,200	13,046

			216,684

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$5,500	5,426
1.750% due 10/29/2024		5,000	4,934
2.450% due 10/29/2026		3,600	3,359

			13,719

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Shamrock Residential DAC 4.448% due 01/24/2061 •	EUR	1,758	1,881

Total Ireland (Cost $247,232)			232,284

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	27,610
4.500% due 01/17/2033		$11,200	10,093
5.375% due 03/12/2029		19,550	19,205
5.500% due 03/12/2034		21,600	20,606
5.750% due 03/12/2054		22,900	20,639

Total Israel (Cost $107,699)			98,153

ITALY 0.7%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	14,946
2.625% due 04/28/2025		8,000	8,426
3.625% due 09/24/2024		1,500	1,603
Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,156
8.248% due 11/21/2033 •		13,200	14,567
Nexi SpA 2.125% due 04/30/2029 (i)	EUR	6,400	6,208

			61,906

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$18,800	18,734
Italy Buoni Poliennali Del Tesoro 0.000% due 04/01/2026 (d)	EUR	13,600	13,729
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	7,649

			40,112

Total Italy (Cost $106,119)			102,018

JAPAN 4.9%
CORPORATE BONDS & NOTES 0.3%
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		$2,294	2,227
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,525
Olympus Corp. 2.143% due 12/08/2026		8,700	8,054
Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,301

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

5.200% due 03/07/2029		16,400	16,514

			40,621

SOVEREIGN ISSUES 4.6%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		43,400	41,102
Japan Government International Bond
0.100% due 01/01/2026	JPY	8,600,000	53,328
0.100% due 03/10/2028 (e)		15,005,005	97,599
0.500% due 09/20/2046		10,110,000	46,581
0.500% due 03/20/2049		11,846,000	51,804
0.700% due 12/20/2048		11,590,000	53,695
0.700% due 06/20/2051		9,715,000	43,048
0.700% due 12/20/2051		590,000	2,594
1.000% due 03/20/2052		2,860,000	13,634
1.100% due 09/20/2042		9,710,000	54,331
1.300% due 06/20/2052		1,760,000	9,046
1.400% due 03/20/2053		1,390,000	7,276
1.500% due 09/20/2043		12,660,000	74,835
1.800% due 03/20/2054		15,355,000	88,102
Tokyo Metropolitan Government 0.750% due 07/16/2025		$45,200	43,114

			680,089

Total Japan (Cost $1,014,927)			720,710

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		$5,100	5,145
GoldenTree Loan Management U.S. CLO Ltd. 6.995% due 01/20/2034 •		13,900	13,998
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)		9,900	9,900

			29,043

CORPORATE BONDS & NOTES 0.0%
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		4,000	3,857

Total Jersey, Channel Islands (Cost $32,764)			32,900

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.0%
Logicor Financing SARL 1.625% due 07/15/2027	EUR	1,300	1,285

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Telecom Serbia TBD% due 06/11/2029 «		19,400	20,680

Total Luxembourg (Cost $22,434)			21,965

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,014
4.550% due 04/21/2050		3,300	2,863
4.800% due 04/21/2060		4,200	3,721

			9,598

SOVEREIGN ISSUES 1.1%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	765,672	161,905

Total Malaysia (Cost $175,576)			171,503

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	4,900

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Total Mexico (Cost $5,675)			4,900

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		$41,800	41,818

Total Netherlands (Cost $41,800)			41,818

NEW ZEALAND 0.0%
SOVEREIGN ISSUES 0.0%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	300	150

Total New Zealand (Cost $209)			150

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	12,888

Total Norway (Cost $15,068)			12,888

PERU 0.1%
SOVEREIGN ISSUES 0.1%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,644
3.230% due 07/28/2121		3,300	1,881
8.200% due 08/12/2026	PEN	45,200	12,466

Total Peru (Cost $22,170)			16,991

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.875% due 02/14/2033 (i)	EUR	21,800	24,085
4.250% due 02/14/2043		6,230	6,803
4.625% due 03/18/2029		$25,300	25,014
4.875% due 10/04/2033		7,800	7,620
5.125% due 09/18/2034		23,000	22,653
5.500% due 04/04/2053		6,700	6,583

Total Poland (Cost $92,449)			92,758

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy
2.250% due 07/12/2031		$10,200	8,532
3.125% due 07/12/2041		1,600	1,194
3.300% due 07/12/2051		4,600	3,227

Total Qatar (Cost $16,316)			12,953

REPUBLIC OF KOREA 0.3%
SOVEREIGN ISSUES 0.3%
Korea Government International Bond 3.250% due 03/10/2053	KRW	56,379,500	41,306

Total Republic of Korea (Cost $40,194)			41,306

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	8,058
1.750% due 07/13/2030		12,500	10,938
2.000% due 01/28/2032		1,400	1,172
2.000% due 04/14/2033		1,700	1,368
2.124% due 07/16/2031		800	691
2.125% due 03/07/2028		14,800	14,646
2.625% due 12/02/2040		7,700	5,376
2.750% due 04/14/2041		4,445	3,091
2.875% due 04/13/2042		17,900	12,479

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

3.750% due 02/07/2034		12,500	11,509
5.000% due 09/27/2026		7,300	7,993
5.500% due 09/18/2028		9,000	9,898
5.625% due 05/30/2037		13,500	13,958
6.375% due 09/18/2033		17,200	19,177
6.625% due 09/27/2029		13,100	15,043

Total Romania (Cost $160,768)			135,397

SAUDI ARABIA 1.2%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$1,200	1,012

SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
3.250% due 10/22/2030		4,300	3,869
4.750% due 01/18/2028		32,100	31,748
4.750% due 01/16/2030		51,500	50,666
4.875% due 07/18/2033		34,700	33,906
5.000% due 01/16/2034		53,800	52,886
5.000% due 01/18/2053		1,000	882

			173,957

Total Saudi Arabia (Cost $176,823)			174,969

SERBIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Project Mercury 0.400% - 8.088% (EURO06M + 4.200%) due 08/11/2030 «~	EUR	25,700	28,172

Total Serbia (Cost $27,680)			28,172

SINGAPORE 0.8%
SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	1,530	875
2.250% due 08/01/2036		39,510	26,326
3.250% due 06/01/2054		118,489	90,557

Total Singapore (Cost $115,959)			117,758

SOUTH KOREA 3.2%
SOVEREIGN ISSUES 3.2%
Korea Government International Bond
1.375% due 12/10/2029	KRW	22,106,220	14,570
1.500% due 12/10/2030		19,549,520	12,762
2.000% due 06/10/2031		33,061,410	22,145
2.125% due 06/10/2027		25,325,000	17,838
2.375% due 12/10/2027		25,830,000	18,256
2.375% due 12/10/2028		165,593,510	116,066
2.625% due 06/10/2028		134,446,320	95,532
3.250% due 03/10/2028		27,402,100	19,939
3.250% due 06/10/2033		62,765,110	45,515
3.250% due 09/10/2042		13,574,110	9,880
4.250% due 12/10/2032		90,844,750	70,663
5.500% due 03/10/2028		25,830,000	20,222

Total South Korea (Cost $523,151)			463,388

SPAIN 1.3%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA 1.849% due 03/25/2026		$4,400	4,126
CaixaBank SA 6.208% due 01/18/2029 •		9,700	9,859

			13,985

SOVEREIGN ISSUES 1.2%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	3,500	3,750
Spain Government International Bond
0.850% due 07/30/2037		2,700	2,071
1.450% due 10/31/2071		26,890	13,704
1.900% due 10/31/2052		6,450	4,535
2.800% due 05/31/2026		76,200	81,069

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

3.450% due 07/30/2066		58,320	55,396
3.900% due 07/30/2039		14,300	15,632
5.250% due 04/06/2029	GBP	900	1,163

			177,320

Total Spain (Cost $258,656)			191,305

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	15,000	9,479

Total Supranational (Cost $11,026)			9,479

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS AG 5.000% due 07/09/2027		$3,900	3,869
UBS Group AG
3.091% due 05/14/2032 •		4,800	4,096
3.869% due 01/12/2029 •		7,680	7,252
4.194% due 04/01/2031 •		17,800	16,623
4.282% due 01/09/2028		900	864
4.550% due 04/17/2026		2,600	2,556
4.923% due 01/16/2026 ~	EUR	10,900	11,714
5.428% due 02/08/2030 •		$7,100	7,087
5.617% due 09/13/2030 •		11,500	11,552
5.699% due 02/08/2035 •		2,200	2,199
6.373% due 07/15/2026 •		16,200	16,282
6.442% due 08/11/2028 •		4,500	4,616
6.537% due 08/12/2033 •		61,000	64,046

Total Switzerland (Cost $150,004)			152,756

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$6,600	6,796

Total United Arab Emirates (Cost $6,518)			6,796

UNITED KINGDOM 6.2%
CORPORATE BONDS & NOTES 2.8%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	17,244
Barclays PLC
4.375% due 01/12/2026		$550	541
5.262% due 01/29/2034 •	EUR	8,200	9,395
5.674% due 03/12/2028 •		$9,800	9,818
5.690% due 03/12/2030 •		18,000	18,054
6.490% due 09/13/2029 •		6,600	6,834
HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,675
4.041% due 03/13/2028 •		4,100	3,951
4.292% due 09/12/2026 •		11,000	10,810
4.583% due 06/19/2029 •		7,400	7,155
5.597% due 05/17/2028 •		16,900	16,971
5.719% due 03/04/2035 •(i)		43,900	44,157
5.733% due 05/17/2032 •		10,700	10,730
6.985% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,606
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	4,799
Lloyds Banking Group PLC 5.721% due 06/05/2030 •		$28,500	28,744
Nationwide Building Society 2.972% due 02/16/2028 •		13,800	12,940
NatWest Group PLC
4.892% due 05/18/2029 •		300	293
5.076% due 01/27/2030 •		5,732	5,633
5.516% due 09/30/2028 •		10,500	10,509
5.778% due 03/01/2035 •		51,000	51,191
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		33,709	22,037
Santander U.K. PLC 5.783% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	46,451
Standard Chartered PLC
1.822% due 11/23/2025 •		$11,900	11,709
2.608% due 01/12/2028 •		11,100	10,285
6.187% due 07/06/2027 •		18,000	18,179

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

6.296% due 07/06/2034 •		5,400	5,572
6.750% due 02/08/2028 •		14,000	14,382

			412,665

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
EuroMASTR PLC 5.552% due 06/15/2040 •	GBP	80	98
Eurosail PLC
3.959% due 12/15/2044 •	EUR	3,203	3,406
6.053% due 09/13/2045 •	GBP	665	836
6.303% due 06/13/2045 •		223	281
Great Hall Mortgages PLC
3.845% due 03/18/2039 •	EUR	46	49
5.493% due 06/18/2039 •	GBP	3	4
5.763% due 06/18/2039 •		$121	121
Ludgate Funding PLC 4.068% due 01/01/2061 •	EUR	99	102
Mansard Mortgages PLC 6.002% due 12/15/2049 •	GBP	2,510	3,153
Mortimer BTL PLC 5.903% due 06/23/2053		14,262	18,019
Newgate Funding PLC
4.148% due 12/01/2050 •	EUR	2,301	2,302
4.319% due 12/15/2050 •		4,012	4,249
4.969% due 12/15/2050 •		833	861
5.219% due 12/15/2050 •		1,366	1,407
5.522% due 12/01/2050 •	GBP	36	44
5.552% due 12/15/2050 •		1,905	2,281
6.352% due 12/15/2050 •		1,833	2,253
6.602% due 12/15/2050 •		1,033	1,257
Resloc U.K. PLC
5.512% due 12/15/2043 •		345	426
5.572% due 12/15/2043 •		594	704
Ripon Mortgages PLC 5.934% due 08/28/2056 •		67,001	84,704
RMAC Securities PLC
3.983% due 06/12/2044 •	EUR	66	68
5.503% due 06/12/2044 •	GBP	1,074	1,320
5.523% due 06/12/2044 •		2,973	3,640
5.783% due 06/12/2044 •		$150	146
Stratton Mortgage Funding PLC 6.134% due 06/28/2050 •	GBP	7,279	9,201
Towd Point Mortgage Funding
0.000% due 07/20/2053 •		23,900	30,256
6.583% due 07/20/2045 •		23,825	30,140
Trinity Square PLC 0.000% due 07/15/2059 ~		25,700	32,573
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	5,501
6.153% due 12/21/2049		21,963	27,873
6.884% due 12/21/2049 •		6,230	7,917
7.384% due 12/21/2049 •		3,115	3,922
7.884% due 12/21/2049 •		1,780	2,234
8.384% due 12/21/2049 •		1,780	2,214

			283,562

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.625% due 10/22/2050		38,900	19,656
1.250% due 07/31/2051		47,100	28,795
1.500% due 07/31/2053		29,830	19,016
1.750% due 01/22/2049		28,000	20,541
4.250% due 12/07/2040		40,600	49,746
4.375% due 07/31/2054		46,700	56,310
4.500% due 06/07/2028		25,000	31,966

			226,030

Total United Kingdom (Cost $1,036,084)			922,257

UNITED STATES 62.1%
ASSET-BACKED SECURITIES 2.9%
ABFC Trust 5.720% due 01/25/2037 •		$3,798	2,631
ACE Securities Corp. Home Equity Loan Trust
5.600% due 11/25/2036 •		3,862	1,563
6.045% due 02/25/2036 •		15,555	13,350
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.400% due 06/25/2029 •		163	160
AREIT LLC 7.571% due 06/17/2039 •		9,700	9,739
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.801% due 02/25/2034 •		182	178

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust
6.555% due 02/25/2035 •	3,110	3,253
6.793% due 04/15/2033 •	328	324
BDS Ltd. 7.142% due 03/19/2039 •	21,300	21,207
Bear Stearns Asset-Backed Securities Trust
6.260% due 10/27/2032 «•	10	10
Citigroup Mortgage Loan Trust
4.250% due 10/25/2037 þ	863	808
5.520% due 07/25/2045 •	188	129
5.640% due 01/25/2037 •	4,275	3,033
5.720% due 03/25/2037 •	1,556	1,352
5.760% due 12/25/2036 •	6,179	2,457
5.780% due 12/25/2036 •	2,236	1,204
5.850% due 06/25/2037 •	1,575	1,552
5.910% due 08/25/2036 •	15,747	15,162
5.980% due 03/25/2036 •	4,098	3,661
Countrywide Asset-Backed Certificates Trust
4.413% due 08/25/2035 «~	272	238
4.630% due 12/25/2034 •	8,668	8,142
5.600% due 08/25/2037 •	3,414	3,064
5.660% due 06/25/2047 •	4,951	4,220
5.720% due 12/25/2036 •	878	791
5.740% due 05/25/2035 •	1,604	1,535
5.740% due 06/25/2035 •	5,497	4,863
5.920% due 04/25/2047 •	11,524	10,385
5.940% due 03/25/2036 •	860	764
6.140% due 12/25/2036 •	211	160
6.435% due 01/25/2036 •	14,033	13,557
6.465% due 10/25/2035 •	2,712	2,679
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •	13	13
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •	3	1
First Franklin Mortgage Loan Trust 6.360% due 03/25/2034 •	3,633	3,591
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •	15,630	15,471
Fremont Home Loan Trust
5.760% due 10/25/2036 •	6,321	2,516
6.000% due 02/25/2036 •	7,522	6,468
GSAA Home Equity Trust
5.820% due 03/25/2036 •	6,045	1,960
5.995% due 03/25/2046 ~	817	301
GSAMP Trust
5.720% due 12/25/2046 •	7,627	3,937
5.730% due 03/25/2047 •	1,212	981
Home Equity Asset Trust 6.060% due 11/25/2032 «•	2	2
Home Equity Mortgage Loan Asset-Backed Trust
5.630% due 04/25/2037 •	3,500	2,406
5.700% due 04/25/2037 •	7,418	4,947
HSI Asset Securitization Corp. Trust
5.720% due 04/25/2037 •	6,325	3,280
6.075% due 01/25/2036 •	4,500	4,146
JP Morgan Mortgage Acquisition Trust
4.359% due 07/25/2036 •	2,329	2,062
5.680% due 08/25/2036 •	40	29
LCCM Trust 6.643% due 12/13/2038 •	7,996	7,835
Long Beach Mortgage Loan Trust
5.980% due 08/25/2045 •	2,231	2,146
6.020% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
5.660% due 08/25/2036 •	6,198	2,181
5.760% due 03/25/2036 •	588	358
5.760% due 10/25/2036 •	11,120	3,651
5.900% due 10/25/2036 •	3,309	1,087
6.195% due 10/25/2035 •	10,238	9,815
Merrill Lynch Mortgage Investors Trust
5.620% due 09/25/2037 •	21	4
5.700% due 02/25/2037 •	43	12
6.180% due 05/25/2036 •	104	103
MF1 LLC 7.489% due 06/19/2037 •	14,200	14,222
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 10/25/2036 •	613	534
5.600% due 05/25/2037 •	2,618	1,951
5.610% due 11/25/2036 •	8,636	4,926
5.660% due 05/25/2037 •	28,117	15,804
5.940% due 06/25/2036 •	3,541	1,811
Morgan Stanley Home Equity Loan Trust
5.630% due 04/25/2037 •	9,250	4,755
5.690% due 04/25/2037 •	6,810	3,501
5.810% due 04/25/2037 •	980	504

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		1,305	273
Morgan Stanley Structured Trust 5.760% due 06/25/2037 •		7,975	7,223
New Century Home Equity Loan Trust 6.585% due 10/25/2033 •		4,978	4,938
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.895% due 03/25/2036 •		1,683	1,674
6.090% due 02/25/2036 •		10,522	9,527
Nomura Resecuritization Trust 4.349% due 12/26/2037 ~		8,386	7,153
NovaStar Mortgage Funding Trust 5.720% due 03/25/2037 •		14,454	9,033
Option One Mortgage Loan Trust
5.680% due 05/25/2037 •		1,801	1,066
5.740% due 02/25/2037 •		12,084	5,646
6.240% due 02/25/2035 •		2,737	2,557
PRET LLC 1.843% due 09/25/2051 þ		19,320	18,636
RAAC Trust 5.960% due 02/25/2037 •		4,402	4,231
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,365	4,486
5.675% due 06/25/2037 þ		16,477	4,064
5.731% due 11/25/2036 þ		26,069	8,720
Residential Asset Mortgage Products Trust
5.900% due 12/25/2035 •		1,523	1,345
6.060% due 03/25/2036 •		737	718
Residential Asset Securities Corp. Trust 6.300% due 09/25/2034 •		488	473
Saxon Asset Securities Trust 7.210% due 12/25/2037 •		4,140	3,493
Securitized Asset-Backed Receivables LLC Trust
5.590% due 05/25/2037 •		165	122
5.800% due 08/25/2036 •		1,151	373
SMB Private Education Loan Trust
3.940% due 02/16/2055		14,621	13,843
6.783% due 02/16/2055 •		1,596	1,607
Soundview Home Loan Trust
5.580% due 11/25/2036 •		33	9
5.865% due 12/25/2036 •		6,754	6,576
5.960% due 11/25/2036 •		7,669	7,249
Structured Asset Investment Loan Trust 6.410% due 07/25/2033 •		3,076	2,969
Structured Asset Securities Corp. Mortgage Loan Trust
5.620% due 03/25/2036 •		1,126	1,066
5.690% due 05/25/2047 •		2,825	2,698
5.900% due 12/25/2036 •		19,167	16,675
WaMu Asset-Backed Certificates WaMu Trust 5.750% due 05/25/2037 •		4,079	3,594
Wells Fargo Home Equity Asset-Backed Securities Trust 5.805% due 01/25/2037 •		14,667	14,207

			425,738

CORPORATE BONDS & NOTES 4.1%
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,386
Bank of America Corp.
5.202% due 04/25/2029 •		4,500	4,494
5.468% due 01/23/2035 •		11,000	10,993
Bayer U.S. Finance LLC 4.250% due 12/15/2025		10,300	10,081
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	12,891
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		$14,300	14,276
Broadcom, Inc. 2.450% due 02/15/2031		100	84
Charter Communications Operating LLC
3.750% due 02/15/2028		99	92
3.900% due 06/01/2052		6,400	4,017
3.950% due 06/30/2062		8,700	5,159
Citigroup, Inc.
3.290% due 03/17/2026 •		8,500	8,350
5.174% due 02/13/2030 •		20,900	20,783
5.449% due 06/11/2035 •		38,600	38,312
Credit Suisse AG AT1 Claim		16,825	2,019
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,015
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,785
2.900% due 02/16/2028		900	814
2.900% due 02/10/2029		7,500	6,616
3.375% due 11/13/2025		21,100	20,429

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

GA Global Funding Trust 2.250% due 01/06/2027		7,400	6,845
Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		15,000	15,270
6.484% due 10/24/2029 •		15,200	15,872
6.489% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,621
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		26,700	26,351
5.012% due 01/23/2030 •		42,000	41,686
6.087% due 10/23/2029 •		20,900	21,600
Las Vegas Sands Corp. 5.900% due 06/01/2027		13,900	13,979
Marvell Technology, Inc. 1.650% due 04/15/2026		6,400	5,995
Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,425
2.630% due 02/18/2026 •		11,500	11,275
3.790% due 03/21/2030 •	EUR	21,900	23,483
4.361% due 03/19/2027 ~		26,200	28,137
5.173% due 01/16/2030 •		$40,100	40,009
5.466% due 01/18/2035 •		7,700	7,683
6.407% due 11/01/2029 •		15,700	16,385
Oracle Corp. 1.650% due 03/25/2026		20,600	19,319
Organon & Co. 4.125% due 04/30/2028		3,700	3,440
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	181
3.500% due 08/01/2050		500	327
3.950% due 12/01/2047		900	645
4.000% due 12/01/2046		800	576
4.250% due 03/15/2046		500	378
4.300% due 03/15/2045		600	462
4.400% due 03/01/2032		2,500	2,288
4.500% due 07/01/2040		300	247
4.550% due 07/01/2030		600	569
4.600% due 06/15/2043		1,100	895
4.750% due 02/15/2044		1,207	989
4.950% due 07/01/2050		100	83
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		5,000	5,000
Philip Morris International, Inc. 4.875% due 02/13/2029		13,000	12,860
Principal Life Global Funding 1.375% due 01/10/2025		5,100	4,991
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		18,300	18,381
Wells Fargo & Co.
4.808% due 07/25/2028 •		7,500	7,398
4.897% due 07/25/2033 •		10,000	9,622
5.198% due 01/23/2030 •		16,100	16,036
5.389% due 04/24/2034 •		20,200	19,977
5.499% due 01/23/2035 •(i)		15,000	14,954
6.303% due 10/23/2029 •		13,600	14,116

			599,946

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 7.052% due 02/01/2027		12,721	12,720
Project Hudson II 7.730% due 05/29/2026 «		7,500	7,532

			20,252

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041		100	121
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		7,700	6,281
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027		5,000	4,606
2.532% due 06/01/2028		3,300	2,990
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		8,730	8,726

			22,724

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust 5.600% due 09/25/2035 ~		40	34
American Home Mortgage Assets Trust 5.650% due 05/25/2046 •		124	101
BAMLL Commercial Mortgage Securities Trust 6.493% due 09/15/2038 •		15,200	14,429

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Banc of America Funding Trust
2.372% due 03/20/2036 «~	25	22
4.451% due 10/20/2046 ~	28	23
5.020% due 01/20/2047 ~	46	38
5.500% due 01/25/2036 «	16	16
5.591% due 11/20/2034 ~	126	121
6.000% due 03/25/2037 «	118	86
6.023% due 02/20/2036 ~	291	268
Banc of America Mortgage Trust
4.897% due 04/25/2035 «~	53	48
5.114% due 09/25/2035 «~	11	9
5.843% due 06/25/2035 «~	60	50
BCAP LLC Trust
4.832% due 01/26/2047 •	126	118
5.250% due 02/26/2036 ~	413	161
5.250% due 04/26/2037	704	395
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 «~	28	23
5.416% due 11/25/2034 «~	1	1
5.503% due 02/25/2034 ~	5	5
5.892% due 10/25/2033 «~	20	18
6.172% due 07/25/2034 «~	13	12
6.290% due 01/25/2035 ~	61	60
6.997% due 05/25/2034 «~	52	47
Bear Stearns ALT-A Trust
4.266% due 11/25/2036 ~	226	102
4.324% due 08/25/2036 ~	577	388
4.500% due 08/25/2036 ~	886	410
4.607% due 11/25/2035 ~	29	22
4.827% due 08/25/2036 ~	112	71
4.984% due 09/25/2035 ~	1,498	866
5.306% due 01/25/2036 ~	58	53
Bear Stearns Structured Products, Inc. Trust 4.200% due 12/26/2046 ~	22	17
Chase Mortgage Finance Trust
5.312% due 07/25/2037 ~	340	263
6.181% due 02/25/2037 «~	63	60
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 05/25/2036 •	346	307
CIM Trust 5.500% due 08/25/2064 ~	6,709	6,718
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 «	30	24
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	34,426	28,634
4.460% due 03/25/2037 ~	149	136
4.560% due 09/25/2037 ~	294	260
5.261% due 07/25/2046 ~	336	296
5.731% due 08/25/2035 ~	7	6
7.410% due 05/25/2035 «•	8	7
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.743% due 09/25/2035 ~	743	638
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	10,064	9,372
Countrywide Alternative Loan Trust
4.769% due 02/25/2037 ~	52	44
5.000% due 11/25/2035	3,004	1,593
5.250% due 06/25/2035	66	49
5.500% due 09/25/2035 «•	102	59
5.500% due 09/25/2035 •	855	506
5.643% due 09/20/2046 •	957	978
5.663% due 07/20/2046 •	248	198
5.740% due 04/25/2047 •	477	416
5.810% due 05/25/2037 •	314	102
5.840% due 09/25/2046 •	252	232
5.873% due 03/20/2046 •	38	32
5.873% due 05/20/2046 •	331	277
5.880% due 07/25/2046 •	24	21
6.020% due 02/25/2037 •	147	117
6.250% due 08/25/2037	285	132
6.403% due 11/25/2047 •	1,291	1,037
6.500% due 08/25/2032 «	2	2
6.533% due 11/25/2047 •	2,999	2,411
6.553% due 08/25/2035 •	132	119
6.653% due 11/25/2035 •	136	115
7.193% due 11/25/2035 •	132	113
Countrywide Home Loan Mortgage Pass-Through Trust
4.294% due 09/20/2036 ~	65	55
4.371% due 02/25/2047 ~	101	85
4.483% due 03/25/2037 ~	83	69
4.502% due 04/20/2036 ~	2,122	1,868
4.545% due 05/20/2036 ~	160	146
4.712% due 11/25/2034 ~	207	186
6.000% due 03/25/2035 •	212	191
6.000% due 08/25/2037	988	494
6.040% due 04/25/2035 •	239	216

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

6.100% due 03/25/2035 •	224	193
6.120% due 02/25/2035 •	5	5
7.873% due 02/20/2036 «•	174	148
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	2,757	2,195
6.421% due 10/25/2037 ~	1,311	771
6.843% due 07/15/2038 •	4,800	4,371
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.600% due 07/25/2047 •	247	223
5.840% due 08/25/2047 •	5,939	4,702
6.210% due 10/25/2047 •	2,644	1,994
Downey Savings & Loan Association Mortgage Loan Trust 6.093% due 07/19/2045 «•	3	0
Extended Stay America Trust 6.523% due 07/15/2038 •	23,330	23,258
First Horizon Mortgage Pass-Through Trust 6.231% due 08/25/2035 ~	44	30
GCAT Trust 3.000% due 04/25/2052 ~	15,265	12,649
GreenPoint Mortgage Funding Trust
5.820% due 01/25/2037 •	270	235
5.880% due 04/25/2036 •	170	144
6.000% due 11/25/2045 •	40	35
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~	4	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,765	4,588
2.500% due 04/25/2052 ~	7,232	5,761
3.000% due 09/25/2052 ~	34,413	28,515
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~	88	75
4.514% due 05/25/2035 ~	51	41
5.057% due 09/25/2035 ~	71	65
5.098% due 04/25/2035 «~	9	8
5.690% due 05/25/2037 •	2,680	1,293
6.167% due 01/25/2035 ~	71	66
6.750% due 03/25/2033 «•	10	9
HarborView Mortgage Loan Trust
5.111% due 07/19/2035 ~	59	43
5.833% due 09/19/2037 •	397	325
5.933% due 03/19/2036 •	59	54
HomeBanc Mortgage Trust 4.899% due 04/25/2037 ~	395	342
Impac CMB Trust
6.180% due 10/25/2034 «•	135	125
6.240% due 10/25/2034 •	50	49
6.460% due 07/25/2033 «•	1	1
IndyMac IMSC Mortgage Loan Trust 5.820% due 07/25/2047 •	1,425	922
IndyMac INDA Mortgage Loan Trust
3.696% due 08/25/2036 ~	259	197
5.342% due 11/25/2035 «~	47	47
6.060% due 11/25/2035 •	120	69
IndyMac INDX Mortgage Loan Trust
3.782% due 03/25/2036 ~	3,077	2,123
3.979% due 09/25/2035 ~	3,426	2,713
4.767% due 12/25/2034 ~	28	25
5.760% due 06/25/2037 •	273	95
5.840% due 09/25/2046 •	1,568	1,317
5.940% due 06/25/2037 •	261	229
5.960% due 02/25/2037 •	458	288
JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 «~	6	2
5.574% due 12/25/2035 ~	3,441	2,432
5.940% due 10/25/2036 •	6,662	5,783
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	55,404	45,977
3.000% due 03/25/2052 ~	54,332	45,087
3.000% due 04/25/2052 ~	51,787	43,187
3.000% due 05/25/2052 ~	72,393	60,120
3.500% due 09/25/2052 ~	8,038	6,932
5.000% due 05/25/2052 •	11,300	10,467
5.006% due 09/25/2035 «~	27	24
5.360% due 02/25/2036 ~	173	116
5.504% due 10/25/2035 «~	3	3
5.571% due 11/25/2033 «~	30	28
5.601% due 07/25/2035 ~	37	35
Luminent Mortgage Trust 5.800% due 12/25/2036 •	872	744
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	20,649
MASTR Adjustable Rate Mortgages Trust
5.670% due 04/25/2046 •	599	509
6.060% due 05/25/2047 «•	5	4
MASTR Alternative Loan Trust
5.860% due 03/25/2036 •	371	39

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

6.000% due 03/25/2036	701	598
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.923% due 06/15/2030 •	4	4
6.009% due 10/20/2029 •	3	3
Merrill Lynch Mortgage Investors Trust
5.226% due 06/25/2035 ~	64	60
5.880% due 02/25/2036 •	179	170
5.960% due 11/25/2035 •	235	217
6.208% due 02/25/2033 ~	21	19
MFA Trust
1.381% due 04/25/2065 ~	7,239	6,716
1.947% due 04/25/2065 ~	2,992	2,777
Morgan Stanley Capital Trust 6.613% due 12/15/2038 •	22,800	21,611
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	13,895	13,065
2.750% due 11/25/2059 ~	13,095	12,247
6.864% due 10/25/2063 þ	14,450	14,627
OBX Trust
3.000% due 01/25/2052 ~	32,104	26,641
5.949% due 02/25/2063 þ	7,723	7,697
6.120% due 11/25/2062 ~	6,576	6,577
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.020% due 12/25/2035 •	487	467
PMT Loan Trust 2.500% due 07/25/2051 ~	10,591	8,431
Residential Accredit Loans, Inc. Trust
5.610% due 02/25/2047 •	1,150	387
5.649% due 04/25/2046 •	39	10
5.820% due 07/25/2036 •	11,156	4,122
5.860% due 12/25/2046 •	439	378
6.000% due 06/25/2036	334	251
6.000% due 05/25/2046 •	154	117
6.020% due 10/25/2037 ~	2,712	2,212
6.250% due 02/25/2037	6,002	4,714
Residential Asset Securitization Trust
5.750% due 02/25/2036	3,648	2,595
5.860% due 01/25/2046 •	90	25
6.500% due 08/25/2036	569	164
Residential Funding Mortgage Securities, Inc. Trust
5.322% due 09/25/2035 ~	135	86
6.500% due 03/25/2032 «	16	15
Sequoia Mortgage Trust
4.180% due 09/20/2046 ~	1,173	673
6.597% due 04/20/2035 «~	14	14
Structured Adjustable Rate Mortgage Loan Trust
4.216% due 09/25/2036 ~	312	212
4.825% due 08/25/2035 ~	151	127
6.814% due 04/25/2034 «~	6	6
7.282% due 02/25/2034 «~	26	24
Structured Asset Mortgage Investments Trust
5.840% due 06/25/2036 •	16	15
5.880% due 05/25/2036 •	202	132
5.900% due 05/25/2036 •	1,435	1,110
5.900% due 09/25/2047 •	1,444	1,225
5.980% due 05/25/2046 «•	47	27
6.033% due 07/19/2034 «•	2	2
6.060% due 08/25/2036 •	861	603
6.080% due 12/25/2035 •	3	2
6.653% due 08/25/2047 •	728	577
Structured Asset Securities Corp. 5.740% due 01/25/2036 •	813	664
Structured Asset Securities Corp. Mortgage Loan Trust 5.750% due 10/25/2036 •	5,655	4,538
Thornburg Mortgage Securities Trust
5.797% due 10/25/2043 «~	20	18
6.710% due 06/25/2037 •	218	197
6.967% due 06/25/2037 •	1,416	1,181
7.017% due 06/25/2037 •	3,750	3,201
7.017% due 06/25/2047 •	641	558
7.067% due 03/25/2037 •	312	227
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	14,163	12,594
2.710% due 01/25/2060 ~	11,001	10,299
2.900% due 10/25/2059 ~	43,809	41,000
6.460% due 05/25/2058 •	4,005	4,101
UWM Mortgage Trust 3.000% due 01/25/2052 ~	6,746	5,590
WaMu Mortgage Pass-Through Certificates Trust
4.168% due 09/25/2036 ~	1,153	969
4.372% due 12/25/2046 •	52	43
4.404% due 02/25/2037 ~	2,306	1,942
4.448% due 02/27/2034 •	57	54
4.547% due 08/25/2046 ~	607	527
4.597% due 10/25/2035 ~	110	97
4.694% due 04/25/2035 ~	87	82

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

4.824% due 12/25/2035 ~	112	99
6.020% due 11/25/2045 •	1,484	1,337
6.080% due 01/25/2045 •	70	68
6.133% due 06/25/2046 •	319	282
6.153% due 02/25/2046 •	756	654
6.200% due 11/25/2034 •	234	219
6.292% due 06/25/2033 «~	13	13
6.653% due 10/25/2046 •	450	400
Washington Mutual Mortgage Pass-Through Certificates Trust
5.840% due 07/25/2046 •	2,310	1,846
5.923% due 04/25/2047 •	4,741	3,638
5.993% due 05/25/2047 «•	13	13
6.093% due 07/25/2046 •	280	167
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	17,083

		674,530

	SHARES
PREFERRED SECURITIES 0.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	10,000,000	9,906

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 41.6%
Fannie Mae
3.000% due 03/01/2060	$9,949	8,416
3.500% due 01/01/2059	18,188	15,987
5.558% due 03/25/2034 •	4	4
5.608% due 12/01/2034 •	34	33
5.850% due 06/25/2036 •	143	141
5.950% due 10/25/2040 •	77	76
6.000% due 04/25/2043 - 07/25/2044	386	389
6.313% due 06/01/2043 •	12	12
6.413% due 11/01/2034 •	196	203
6.585% due 04/01/2032 •	4	4
6.633% due 12/01/2030 •	2	2
7.125% due 06/01/2035 •	66	67
Freddie Mac
0.553% due 01/15/2038 ~(a)	2,159	125
5.793% due 01/15/2038 •	2,159	2,150
5.928% due 10/15/2040 •	815	804
6.000% due 12/01/2033	124	123
6.021% due 09/01/2035 •	5	5
6.048% due 12/15/2037 •	85	85
6.353% due 10/25/2044 - 02/25/2045 •	640	581
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	178,186	155,339
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	5	6
3.750% due 11/20/2030 •	1	1
3.875% (H15T1Y + 1.500%) due 04/20/2025 - 05/20/2026 ~	3	3
3.875% due 04/20/2027 - 05/20/2030 •	32	32
4.000% due 08/20/2027 - 05/20/2030 •	15	15
6.000% due 08/20/2034	2,224	2,241
6.333% due 12/20/2073 •	11,795	11,900
Ginnie Mae, TBA
2.500% due 08/01/2054	68,878	57,960
3.000% due 07/01/2054 - 08/01/2054	188,900	164,697
U.S. Small Business Administration 5.110% due 04/01/2025	1	1
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	9,163	7,513
3.000% due 10/01/2049 - 06/01/2051	22,395	19,102
3.500% due 04/01/2027 - 07/01/2050	27,048	24,532
4.000% due 06/01/2038 - 08/01/2053	153,718	140,852
4.500% due 07/01/2052 - 10/01/2053	2,023	1,910
5.500% due 06/01/2053 - 10/01/2053	98,896	97,598
6.500% due 08/01/2053 - 04/01/2054	2,817,675	2,869,661
Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2054 - 08/01/2054	904,700	853,181
5.000% due 07/01/2054 - 09/01/2054	1,143,800	1,105,593
6.000% due 07/01/2054 - 08/01/2054	546,200	547,574

		6,088,918

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	876
1.875% due 02/15/2041	15,500	10,612

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

4.000% due 11/15/2052 (m)		300	273
4.250% due 02/15/2054		44,000	41,907
4.625% due 05/15/2054		3,500	3,549
4.750% due 11/15/2043		103,509	104,916
4.750% due 11/15/2053		61,826	63,927
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (k)		99,708	96,998
0.125% due 07/15/2031 (k)		53,807	47,269
0.125% due 01/15/2032 (k)		51,007	44,180
0.250% due 01/15/2025 (k)		146,393	143,373
0.500% due 01/15/2028 (k)		88,842	83,735
0.625% due 07/15/2032 (k)		34,637	31,072
1.125% due 01/15/2033 (k)(m)		100,775	93,282
2.375% due 01/15/2025 (k)		27,942	27,692
2.375% due 01/15/2027 (k)		6,529	6,527
2.500% due 01/15/2029 (k)		36,724	37,378
3.875% due 04/15/2029 (k)(m)		14,303	15,454
U.S. Treasury Notes
2.875% due 04/30/2025 (k)		131,200	128,741
3.500% due 02/15/2033 (m)		28,170	26,406
4.000% due 02/29/2028 (k)(m)		10,200	10,046
4.000% due 02/15/2034		89,200	86,601
4.500% due 11/15/2033		132,540	133,793

			1,238,607

Total United States (Cost $9,293,107)			9,080,621

SHORT-TERM INSTRUMENTS 3.8%
COMMERCIAL PAPER 0.0%
Constellation Brands, Inc. 5.640% due 07/15/2024		$2,250	2,244
Huntington Ingalls Industries, Inc. 5.880% due 07/01/2024		2,450	2,449

			4,693

REPURCHASE AGREEMENTS (h) 0.1%			7,352

JAPAN TREASURY BILLS 3.7%
0.043% due 09/24/2024 - 06/20/2025 (c)(d)	JPY	87,140,000	541,453

U.S. TREASURY BILLS 0.0%
5.377% due 07/25/2024 - 09/05/2024 (c)(d)(m)		$6,746	6,695

Total Short-Term Instruments (Cost $566,817)			560,193

Total Investments in Securities (Cost $16,531,995)			15,559,377

		SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short Asset Portfolio		71,786,634	700,207
PIMCO Short-Term Floating NAV Portfolio III		100,766,997	980,362

Total Short-Term Instruments (Cost $1,694,293)			1,680,569

Total Investments in Affiliates (Cost $1,694,293)			1,680,569

Total Investments 117.7% (Cost $18,226,288)			$17,239,946
Financial Derivative Instruments (j)(l) 1.2%(Cost or Premiums, net $182,332)			170,102
Other Assets and Liabilities, net (18.9)%			(2,768,595)

Net Assets 100.0%			$14,641,453

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Principal amount of security is adjusted for inflation.
(f)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)					RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$7,352	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(7,499)	$7,352	$7,354

Total Repurchase Agreements							$(7,499)	$7,352	$7,354

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BRC				0.500%	06/17/2024	TBD(3)	EUR	(546)	$(585)
				3.500	06/12/2024	TBD(3)	(14,222)		(15,259)
				5.300	02/26/2024	TBD(3)	$(8,579)		(8,737)
JPS				5.300	06/14/2024	08/02/2024	(2,860)		(2,867)
MEI				0.500	06/17/2024	07/05/2024	EUR	(1,001)	(1,073)

Total Reverse Repurchase Agreements									$(28,521)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (17.4)%
U.S. Government Agencies (17.4)%
Uniform Mortgage-Backed Security, TBA					2.000%	07/01/2039	$50,800	$(44,355)	$(44,648)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2039	194,000	(172,387)	(170,682)
Uniform Mortgage-Backed Security, TBA					2.000	07/01/2054	74,331	(57,740)	(58,146)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2054	1,426,819	(1,124,612)	(1,117,211)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2054	71,530	(58,934)	(58,479)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2054	432,600	(371,195)	(368,386)
Uniform Mortgage-Backed Security, TBA					3.500	07/15/2054	98,000	(86,589)	(86,745)
Uniform Mortgage-Backed Security, TBA					4.000	08/01/2054	56,300	(51,987)	(51,547)
Uniform Mortgage-Backed Security, TBA					5.500	07/01/2054	96,600	(94,966)	(95,283)
Uniform Mortgage-Backed Security, TBA					5.500	08/01/2054	46,000	(45,296)	(45,366)
Uniform Mortgage-Backed Security, TBA					6.000	07/15/2054	58,100	(58,482)	(58,270)
Uniform Mortgage-Backed Security, TBA					6.500	07/01/2054	222,020	(225,861)	(225,992)
Uniform Mortgage-Backed Security, TBA					6.500	08/01/2054	198,000	(202,053)	(201,419)

Total Short Sales (17.4)%								$(2,594,457)	$(2,582,174)

(i)					Securities with an aggregate market value of $28,775 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)					Includes accrued interest.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(38,543) at a weighted average interest rate of 4.991%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	111	$26,403	$(2)	$1	$0
3-Month SOFR Active Contract September Futures	12/2024	2,403	569,811	(2,685)	30	0
3-Month SOFR Active Contract September Futures	12/2025	5,160	1,236,852	(4,574)	65	0
Australia Government 3-Year Bond September Futures	09/2024	449	31,587	(101)	78	(61)
Canada Government 10-Year Bond September Futures	09/2024	2,117	185,803	1,261	0	(480)
Euro-BTP Future September Futures	09/2024	4,620	570,431	(6,018)	0	(3,216)
Euro-Bund September Futures	09/2024	3,169	446,697	4,608	68	(1,425)
Euro-Buxl 30-Year Bond September Futures	09/2024	207	28,872	680	44	(297)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	1,346	177,477	(1,173)	0	(951)
Euro-Schatz September Futures	09/2024	4,647	526,038	2,066	50	(174)

$(5,938)	$336	$(6,604)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	10,320	$(2,462,223)	$11,406	$0	$(129)
Australia Government 10-Year Bond September Futures	09/2024	991	(75,080)	(3)	573	(573)
Euro-BOBL Future September Futures	09/2024	1,821	(227,081)	(1,744)	293	(78)
Japan Government 10-Year Bond September Futures	09/2024	410	(364,054)	2,743	1,427	(459)
U.S. Treasury 2-Year Note September Futures	09/2024	1,032	(210,754)	(647)	24	0
U.S. Treasury 5-Year Note September Futures	09/2024	17,098	(1,822,273)	(8,395)	1,870	0
U.S. Treasury 10-Year Note September Futures	09/2024	2,488	(273,641)	(2,931)	661	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	2,535	(287,802)	(2,363)	1,228	0
U.S. Treasury Long-Term Bond September Futures	09/2024	2,979	(352,453)	(3,623)	2,979	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	55	(6,894)	(77)	91	0
United Kingdom Long Gilt September Futures	09/2024	3,487	(430,080)	(2,781)	1,895	(132)

$(8,415)	$11,041	$(1,371)

Total Futures Contracts	$(14,353)	$11,377	$(7,975)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.266%	$1,700	$72	$(31)	$41	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.501	2,100	158	(20)	138	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.602	3,100	271	(9)	262	1	0

$501	$(60)	$441	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$84,600	$(236)	$(578)	$(814)	$41	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	210,500	(11)	(1,541)	(1,552)	75	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

CDX.IG-42 10-Year Index	(1.000)	Quarterly		06/20/2034		628,200	(3,971)	975	(2,996)	230	0
iTraxx Europe Main 41 5-Year Index	(1.000)	Quarterly		06/20/2029	EUR	443,600	(9,861)	1,266	(8,595)	0	(268)

							$(14,079)	$122	$(13,957)	$346	$(268)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		$200	$4	$0	$4	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		12,400	232	33	265	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		168,400	3,710	(107)	3,603	0	(11)
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		2,448,100	53,697	(2,848)	50,849	0	(216)

							$57,643	$(2,922)	$54,721	$0	$(227)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(7,562)	$(8,471)	$0	$(137)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		805,200	13,483	(9,505)	3,978	0	(1,072)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		881,550	9,855	(18,643)	(8,788)	0	(3,718)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		84,500	1,413	5,101	6,514	389	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		66,000	210	(2,689)	(2,479)	0	(689)
Pay(7)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	12,825,200	(815)	(129)	(944)	69	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	141,430	3	(2)	1	0	(1)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		64,230,000	(1,295)	(1,080)	(2,375)	0	(707)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		29,934,240	(12,221)	1,596	(10,625)	0	(416)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		4,050,000	(137)	(1)	(138)	0	(76)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	(1,777)	(2,590)	0	(1,304)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	(1,165)	9,328	291	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(5,140)	221	(4,919)	0	(86)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(14,034)	(206)	(14,240)	0	(381)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		710,000	(429)	(48)	(477)	0	(27)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		3,970,000	(1,238)	(67)	(1,305)	0	(172)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	978,790	1,841	5,051	6,892	1,073	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	3,236,200	0	24	24	0	(39)
Receive(7)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		11,460,800	(939)	3,851	2,912	0	(191)
Receive(7)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		13,559,480	690	(1,574)	(884)	0	(233)
Receive(7)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		1,429,870	(33)	71	38	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		$130,050	3,824	(2,789)	1,035	47	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		142,550	4,280	(3,112)	1,168	52	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	09/17/2024		99,200	3,083	(2,305)	778	35	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	10,000	(183)	(66)	(249)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	31,000	(587)	(204)	(791)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	14,700	(271)	(89)	(360)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	13,800	(241)	(79)	(320)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	13,400	(228)	(76)	(304)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	13,800	(231)	(78)	(309)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	15,400	(293)	(91)	(384)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	14,500	(294)	(86)	(380)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	10,700	(197)	(56)	(253)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	21,800	(415)	(115)	(530)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	6,400	(130)	(32)	(162)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	25,300	(528)	(130)	(658)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	20,100	(259)	(80)	(339)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	23,900	(330)	(97)	(427)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	31,900	(449)	(116)	(565)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	15,800	(209)	(54)	(263)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025	450,600	(1,454)	(12,305)	(13,759)	0	(130)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	711,200	6,937	829	7,766	98	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	38,100	(298)	(664)	(962)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	800	(6)	(14)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	13,700	(107)	(238)	(345)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	14,600	(110)	(252)	(362)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	14,900	(115)	(245)	(360)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	7,600	(59)	(124)	(183)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	16,100	(123)	(258)	(381)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	1,013,300	13,923	6,046	19,969	176	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	82,400	1,093	491	1,584	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	793,100	12,229	(2,025)	10,204	90	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025	1,073,300	2,630	601	3,231	30	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	220,800	(10)	1,346	1,336	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	1,315,900	6,034	6,815	12,849	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	1,563,320	7,680	14,516	22,196	122	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	1,376,000	5,505	10,390	15,895	234	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	479,900	16,480	6,857	23,337	217	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	240,300	(1,882)	(215)	(2,097)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	15,754	1,198	(56)	1,142	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	373,000	(606)	(5,725)	(6,331)	0	(363)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	28,400	0	571	571	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	92,900	0	1,845	1,845	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	82,700	0	1,554	1,554	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	102,800	0	1,922	1,922	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	195,800	5,813	821	6,634	241	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	523,800	5,548	(13,377)	(7,829)	0	(1,000)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		14,000	(6)	(324)	(330)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		114,200	(3,914)	(2,480)	(6,394)	0	(250)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		148,600	657	(1,850)	(1,193)	0	(391)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	59	50	109	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		290,400	(1,453)	5,833	4,380	1,084	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	688	723	270	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		757,779	(20,043)	(15,058)	(35,101)	0	(4,342)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		5,300	(22)	(146)	(168)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		4,100	(17)	(110)	(127)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		29,700	(122)	(747)	(869)	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		19,800	(89)	(178)	(267)	0	(117)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		8,900	(38)	(232)	(270)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		1,450	(6)	(32)	(38)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		5,650	(21)	(122)	(143)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		61,650	(173)	693	520	0	(376)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		49,500	(134)	721	587	0	(303)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,452,750	25,030	170	25,200	8,985	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		56,400	516	53	569	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		88,100	130	2,477	2,607	1,349	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		101,570	33,628	1,595	35,223	1,398	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		345,570	22,895	11,780	34,675	5,830	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		61,200	(7,025)	4,600	(2,425)	1,122	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		32,900	2,311	(862)	1,449	575	0
Receive	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/19/2034	AUD	147,600	71	(310)	(239)	0	(166)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	963	(2,838)	102	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	256	(753)	27	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	347	(560)	25	0
Pay(7)	3-Month CNY-CNREPOFIX	2.000	Quarterly	09/18/2029	CNY	1,376,030	726	(114)	612	0	(115)
Pay(7)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		13,998,838	10,794	17,478	28,272	0	(420)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	5,100	(8)	20	12	5	0
Receive(7)	3-Month EUR-EURIBOR	2.766	Annual	05/25/2033		164,000	0	212	212	269	0
Receive(7)	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		54,000	0	(87)	(87)	89	0
Receive(7)	3-Month EUR-EURIBOR	2.836	Annual	05/25/2033		53,500	0	(237)	(237)	88	0
Receive(7)	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		73,800	0	(289)	(289)	133	0
Receive(7)	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		101,700	0	(536)	(536)	183	0
Receive(7)	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		5,400	0	(32)	(32)	10	0
Receive(7)	3-Month EUR-EURIBOR	2.859	Annual	08/15/2033		264,100	0	(1,594)	(1,594)	475	0
Receive(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	306,173,400	(1,041)	(289)	(1,330)	0	(345)
Pay(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2034		37,375,540	135	125	260	79	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025	NZD	327,700	(762)	2,497	1,735	0	(44)
Pay	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		87,200	(75)	668	593	0	(10)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		18,100	(387)	98	(289)	0	(25)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		106,200	880	(70)	810	0	(236)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	171,800	(1,358)	153	(1,205)	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	72	(3,881)	27	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		42,200	5,051	(463)	4,588	0	(43)
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		41,300	(532)	318	(214)	6	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		851,200	(5,508)	6,681	1,173	144	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		291,700	(4,471)	1,813	(2,658)	277	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		478,000	(14,106)	3,640	(10,466)	492	0
Pay(7)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		641,800	(2,500)	4,840	2,340	0	(270)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	(122)	(1,143)	9	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	300	(17)	4	(13)	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		1,376,700	7,710	(9,692)	(1,982)	133	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	(4,384)	1,602	0	(9)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	(17)	(1,445)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	(16)	(2,491)	0	(12)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	60	(1,878)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	30	(2,523)	0	(16)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,217)	25	(1,192)	0	(8)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,200	42	7	49	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		2,710,190	26,841	(34,648)	(7,807)	38	(1,840)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(3,911)	845	(3,066)	357	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		22,380	0	(645)	(645)	49	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		1,995,280	39,664	(47,929)	(8,265)	47	(4,086)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	(271)	(8,928)	0	(354)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	(175)	(2,144)	0	(87)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	2,735	76	2,811	9	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		321,400	(14,141)	14,415	274	754	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	(6,295)	1,700	(4,595)	15	0
Pay(7)	CAONREPO	3.500	Annual	12/18/2025	CAD	1,793,900	(3,461)	(2,359)	(5,820)	186	0
Pay(7)	CAONREPO	3.500	Annual	03/19/2026		414,200	0	(761)	(761)	35	0
Pay(7)	CAONREPO	3.500	Annual	06/19/2026		2,273,800	(1,817)	391	(1,426)	48	(220)
Pay(7)	CAONREPO	3.898	Annual	06/19/2026		395,400	(28)	843	815	23	0
Pay(7)	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	724	697	18	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	406	(3,357)	0	(152)
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,349)	70	(4,279)	0	(46)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		199,200	(12,612)	1,661	(10,951)	0	(143)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		240,100	(20,111)	2,190	(17,921)	0	(197)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		176,300	(1,880)	1,075	(805)	257	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(358)	1,443	216	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	708	1,419	386	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	205	123	159	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(1,305)	(159)	189	0
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(714)	(717)	93	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		140,070	(3,044)	388	(2,656)	286	0
Receive	CAONREPO	3.500	Semi-Annual	06/18/2034		69,800	(65)	(201)	(266)	144	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	276	(3,182)	0	(116)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	116	(713)	(597)	0	(155)
Receive(7)	RBACOR	4.335	Annual	09/25/2024	AUD	965,200	1	79	80	0	(9)

							$102,495	$(54,535)	$47,960	$30,108	$(26,249)

Total Swap Agreements							$146,560	$(57,395)	$89,165	$30,455	$(26,745)

(k)

Securities with an aggregate market value of $462,910 and cash of $26,010 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			Unsettled variation margin liability of $(396) for closed swap agreements is outstanding at period end.
(7)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	11,071		$6,780	$36	$0
	08/2024		$6,780	NZD	11,071	0	(36)
	10/2024		50,479	CNH	361,144	0	(590)
BOA	07/2024	EUR	1,069,906		$1,161,238	15,422	0
	07/2024	KRW	247,891,325		181,181	1,380	0
	07/2024		$2,659	AUD	4,000	10	0
	07/2024		494	HUF	182,080	0	0
	07/2024		2,778	MYR	13,071	0	(6)
	07/2024		8,271	PLN	32,991	0	(77)
	08/2024		3,712	TRY	129,987	49	0
	09/2024		39,557	INR	3,313,565	81	0
	02/2025	CNH	35,925		$5,030	24	0
BPS	07/2024	AUD	14,663		9,701	0	(81)
	07/2024	BRL	59,847		11,899	1,193	0
	07/2024	CAD	16,052		11,731	0	(2)
	07/2024	CNH	8,272		1,143	9	0
	07/2024	CNY	4,585		643	12	0
	07/2024	EUR	77,914		83,842	400	0
	07/2024	IDR	100,790,402		6,107	0	(53)
	07/2024	JPY	1,258,525		8,051	228	0
	07/2024	KRW	238,378,162		173,673	773	0
	07/2024		$95,618	AUD	143,559	151	0
	07/2024		10,773	BRL	59,847	0	(67)
	07/2024		2,114	CAD	2,901	6	0
	07/2024		798	CNH	5,785	0	(5)
	07/2024		81,202	CNY	578,078	0	(255)
	07/2024		22,385	EUR	20,560	0	(366)
	07/2024		44,558	IDR	727,954,615	9	(75)
	07/2024		1,655	ILS	6,135	0	(30)
	07/2024		38,538	JPY	6,022,200	0	(1,108)
	07/2024		7,446	KRW	10,330,675	47	0
	07/2024		15,391	NZD	25,053	0	(131)
	07/2024		86,849	PLN	350,615	452	(224)
	07/2024		8,636	SEK	90,975	0	(53)
	08/2024	AUD	136,653		$91,130	0	(108)
	08/2024	CNY	97		14	0	0
	09/2024	CNH	2,370,760		330,844	4,210	0
	09/2024	COP	41,025,954		10,243	477	0
	09/2024	INR	2,436,933		29,151	0	0
	09/2024	TWD	2,050,891		63,729	479	0
	09/2024		$178	CLP	164,232	0	(3)
	09/2024		12,346	INR	1,033,314	15	0
	09/2024		12,654	MXN	235,839	83	0
	09/2024		6,456	TWD	207,615	0	(53)
	10/2024	CNH	871,363		$121,699	1,328	0
	10/2024	DKK	212,700		31,191	486	0
	10/2024		$6,227	CNH	44,597	0	(66)
	12/2024		10,767		77,216	0	(63)
	01/2025	CNH	75,839		$10,617	75	0
	04/2025	BRL	220,300		39,466	1,267	0
	05/2029	KWD	10,107		34,746	1,000	0
	07/2029		1,468		5,051	150	0
BRC	07/2024	CNY	9,263		1,299	24	0
	07/2024	DKK	203,799		29,670	405	0
	07/2024	JPY	50,774,371		327,557	11,972	0
	07/2024	MXN	117,053		6,333	0	(53)
	07/2024	PLN	134		34	1	0
	07/2024	RON	1,188		258	2	0
	07/2024	SGD	27,227		20,162	83	0
	07/2024	THB	9,258		253	0	0
	07/2024		$2,663	CAD	3,639	0	(3)
	07/2024		43,181	CHF	38,496	0	(334)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	07/2024		2,277	CNH	16,475	0	(19)
	07/2024		2,599	CNY	18,529	0	(25)
	07/2024		2,702	GBP	2,113	0	(31)
	07/2024		1,825	MXN	33,378	0	(3)
	07/2024		1,942	NOK	20,431	0	(28)
	07/2024		10,180	PLN	40,665	0	(80)
	08/2024	AUD	11,044		$7,357	0	(17)
	08/2024		$2,692	SGD	3,646	1	0
	09/2024	CNH	22,035		$3,060	24	0
	09/2024	COP	576,297		144	6	0
	09/2024	JPY	31,830,000		200,201	0	(342)
	09/2024	MXN	160,779		8,594	0	(89)
	09/2024		$1,646	CLP	1,520,140	0	(31)
	09/2024		41,269	MXN	784,026	1,073	0
	10/2024	CNH	440		$61	0	0
	10/2024	DKK	338,500		49,460	593	0
	10/2024		$60,694	JPY	9,150,059	0	(3,036)
	02/2025		5,030	CNH	35,907	0	(27)
	04/2025	JPY	4,948,000		$33,795	1,721	0
	05/2025		5,320,000		36,380	1,769	0
BSH	07/2024	BRL	164,000		32,515	3,177	0
	07/2024		$29,502	BRL	164,000	0	(165)
CBK	07/2024	AUD	11,015		$7,262	0	(86)
	07/2024	BRL	91,332		16,430	92	0
	07/2024	CHF	22,333		24,540	0	(317)
	07/2024	CNH	193,097		26,684	222	0
	07/2024	CNY	86,329		12,121	239	0
	07/2024	KRW	8,110,720		5,888	5	0
	07/2024	PEN	104,416		27,606	440	0
	07/2024	PLN	58		15	0	0
	07/2024	THB	86,804		2,372	3	0
	07/2024		$9,482	AUD	14,306	61	0
	07/2024		16,762	BRL	91,332	0	(424)
	07/2024		2,695	CAD	3,701	11	0
	07/2024		9,951	CNH	72,017	0	(79)
	07/2024		80,358	CNY	571,795	0	(584)
	07/2024		20,891	DKK	145,195	0	(42)
	07/2024		11,851	EUR	10,880	0	(199)
	07/2024		34,166	GBP	26,752	0	(349)
	07/2024		9,972	KRW	13,602,696	0	(105)
	07/2024		13,693	PEN	52,200	0	(112)
	07/2024		17,771	PLN	70,470	0	(270)
	07/2024		150	ZAR	2,740	1	0
	08/2024	BRL	91,368		$16,712	427	0
	09/2024	CNH	292,629		40,640	322	0
	09/2024	COP	25,007,767		6,234	281	0
	09/2024	INR	135,436		1,620	0	0
	09/2024	TWD	739,477		22,942	136	0
	09/2024		$3,339	CLP	3,045,551	0	(104)
	09/2024		64,103	INR	5,359,258	40	(34)
	10/2024	CNH	14,029		$1,954	16	0
	10/2024		$46,166	CNH	329,828	0	(603)
	10/2024		15,317	JPY	2,190,000	0	(1,517)
	01/2025		10,617	CNH	75,795	0	(81)
	01/2026	JPY	2,190,000		$16,134	1,515	0
DUB	07/2024	AUD	12,849		8,504	0	(68)
	07/2024	BRL	1,319		250	14	0
	07/2024	GBP	453,077		578,117	5,383	0
	07/2024	IDR	1,631,100		100	0	0
	07/2024	KRW	125,420,669		91,161	190	0
	07/2024	MYR	766,408		162,555	3	0
	07/2024		$237	BRL	1,319	0	(1)
	07/2024		11,682	CLP	10,803,809	0	(202)
	07/2024		17,567	PLN	69,038	0	(421)
	07/2024		59,508	SEK	629,831	0	(85)
	08/2024	CHF	13		$14	0	0
	08/2024	SEK	628,864		59,508	85	0
	08/2024		$1,409	BRL	7,252	0	(116)
	09/2024		4,767	CLP	4,385,218	0	(109)
	10/2024		66,195	JPY	9,967,491	0	(3,386)
	04/2025	JPY	8,702,000		$59,445	3,036	0
FAR	07/2024	AUD	134,619		89,692	0	(113)
	07/2024	NZD	24,224		14,792	38	0
	07/2024		$80,954	JPY	12,641,842	0	(2,379)
	08/2024		12,976	NZD	21,275	0	(17)
GLM	07/2024	BRL	283,100		$52,870	2,227	0
	07/2024	CNY	3,727		523	9	0
	07/2024	EUR	35,633		38,578	417	0
	07/2024	HUF	6,011		16	0	0
	07/2024	KRW	34,644		25	0	0
	07/2024	MXN	117,236		6,313	0	(82)
	07/2024	MYR	35,126		7,458	8	0
	07/2024		$6,238	AUD	9,377	17	0
	07/2024		52,371	BRL	283,100	0	(1,728)
	07/2024		15,713	CNY	111,841	0	(48)
	07/2024		450	KRW	618,208	0	(2)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	07/2024		11,157	PLN	44,077	0	(210)
	07/2024		183	TRY	6,227	2	0
	07/2024		32,353	ZAR	591,927	140	0
	08/2024	DKK	234		$34	0	0
	09/2024		$792	MXN	15,087	23	0
	10/2024		67,136	JPY	9,800,000	0	(5,382)
	04/2025	BRL	598,400		$107,730	3,969	0
	06/2025	JPY	3,390,000		22,610	469	0
	01/2026		6,410,000		47,619	4,831	0
IND	07/2024	CNY	180,036		25,265	487	0
	07/2024		$50,526	CNY	360,147	0	(511)
JPM	07/2024	BRL	106,090		$20,441	1,463	0
	07/2024	CAD	45,615		33,356	13	0
	07/2024	CHF	6,795		7,512	0	(51)
	07/2024	CNY	138,078		19,360	207	0
	07/2024	EUR	52,019		55,663	0	(47)
	07/2024	GBP	33,492		42,593	255	0
	07/2024	KRW	154,820,604		112,238	0	(57)
	07/2024	SGD	170,405		126,510	843	0
	07/2024		$19,110	BRL	106,090	0	(132)
	07/2024		101,918	CHF	91,023	0	(607)
	07/2024		5,256	CLP	4,809,352	0	(146)
	07/2024		106	CNY	753	0	(1)
	07/2024		16,832	DKK	117,299	12	0
	07/2024		4,242	ILS	15,687	0	(86)
	07/2024		213	KRW	293,997	0	0
	07/2024		6,987	PLN	27,328	0	(200)
	07/2024		39,180	TRY	1,333,027	1,269	0
	07/2024		60,908	ZAR	1,121,237	642	0
	08/2024	AUD	10,604		$7,076	0	(4)
	08/2024	CHF	62,718		70,147	80	0
	08/2024	DKK	117,092		16,832	0	(12)
	08/2024	SGD	229,135		169,089	0	(139)
	08/2024		$19,360	CNY	138,165	0	(1)
	08/2024		31,554	TRY	1,107,392	315	0
	09/2024	INR	1,437		$17	0	0
	09/2024	TWD	1,120,171		34,793	247	0
	09/2024		$9,377	BRL	51,250	0	(273)
	09/2024		8,726	INR	731,168	20	0
	10/2024	CNH	270,539		$37,782	410	0
	10/2024	JPY	15,660,164		127,058	28,377	0
	10/2024		$103,156	CNH	738,102	0	(1,194)
	12/2024	CNH	77,252		$10,767	58	0
	04/2025	BRL	7,900		1,405	36	0
MBC	07/2024	CAD	764,848		561,680	2,601	0
	07/2024	DKK	526		77	1	0
	07/2024	IDR	568,928,717		34,512	0	(260)
	07/2024	JPY	10,328,000		66,014	1,821	0
	07/2024	NOK	15,893		1,492	3	0
	07/2024	SEK	1,516,010		144,331	1,298	0
	07/2024		$582,801	CAD	797,928	468	(10)
	07/2024		75,067	CHF	66,878	0	(630)
	07/2024		562	CZK	12,972	0	(8)
	07/2024		25,383	DKK	176,560	14	(44)
	07/2024		1,408,182	EUR	1,316,700	2,146	(208)
	07/2024		209,690	GBP	165,402	0	(606)
	07/2024		250	HUF	93,143	2	0
	07/2024		4	ILS	16	0	0
	07/2024		65,278	SEK	679,355	0	(1,182)
	08/2024	CAD	790,997		$578,114	0	(489)
	08/2024	EUR	1,300,081		1,392,208	0	(2,146)
	08/2024	GBP	115,855		146,604	125	0
	08/2024	SEK	115,773		10,914	0	(26)
	08/2024		$1,492	NOK	15,880	0	(3)
	09/2024		7,610	TWD	244,977	0	(55)
	10/2024	JPY	10,540,000		$84,527	18,110	0
	12/2024	CNH	90,333		12,656	133	0
	12/2024		$12,656	CNH	90,301	0	(138)
	04/2025	DKK	266,800		$39,431	499	0
MYI	07/2024	BRL	45,464		8,179	46	0
	07/2024	CNH	12,340		1,707	15	0
	07/2024	EUR	74,934		80,348	98	0
	07/2024	NOK	4,538		426	1	0
	07/2024		$8,802	BRL	45,464	0	(669)
	07/2024		2,039	CAD	2,790	0	0
	07/2024		17,235	CNY	122,650	0	(81)
	07/2024		11,534	DKK	80,505	26	0
	07/2024		16,172	NZD	26,368	0	(111)
	08/2024	DKK	80,362		$11,534	0	(26)
	08/2024		$426	NOK	4,535	0	(1)
	09/2024	JPY	32,840,000		$209,278	2,558	0
	09/2024	TWD	445,610		13,890	147	0
	09/2024		$5,835	INR	487,940	1	0
	10/2024	DKK	134,400		$19,474	72	0
	10/2024	JPY	5,720,000		46,773	10,729	0
RBC	07/2024		$12,962	EUR	11,933	0	(182)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

07/2024	369,144	GBP	291,100	0	(1,164)
08/2024	GBP	291,100	$369,207	1,161	0
RYL	07/2024	$1,538	GBP	1,202	0	(19)
SCX	07/2024	CNY	221,708	$31,109	596	0
07/2024	EUR	49,272	52,934	167	0
07/2024	IDR	31,039,480	1,884	0	(13)
07/2024	JPY	42,675,000	272,508	7,265	0
07/2024	KRW	125,270,887	91,860	999	0
07/2024	SGD	31,822	23,616	149	0
07/2024	$36,823	CNY	262,077	0	(710)
07/2024	ZAR	860	$47	0	(1)
09/2024	CNH	972,213	135,494	1,547	0
09/2024	TWD	647,718	20,091	115	0
09/2024	$3,984	INR	333,463	5	0
09/2024	396	MXN	7,452	6	0
09/2024	8,436	TWD	271,127	0	(75)
SSB	07/2024	COP	21,209,835	$5,347	247	0
09/2024	13,375,517	3,339	155	0
09/2024	$11,450	CLP	10,573,288	0	(220)
TOR	07/2024	CHF	184,480	$204,230	0	(1,101)
07/2024	NZD	16,126	9,877	55	0
07/2024	$540,195	JPY	86,377,257	0	(3,324)
08/2024	COP	41,310,818	$10,299	416	0
08/2024	JPY	85,972,218	540,195	3,318	0
08/2024	$9,877	NZD	16,126	0	(55)
UAG	07/2024	DKK	315,469	$45,815	515	0
07/2024	ILS	126,801	34,217	624	0
07/2024	$1,257	AUD	1,904	13	0
07/2024	19,167	CHF	17,197	0	(26)
08/2024	CHF	17,134	$19,167	26	0

Total Forward Foreign Currency Contracts	$168,402	$(44,034)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	1,000	$120	$255
Call - OTC USD versus CNH	7.325	12/06/2024	3,200	400	616
Call - OTC USD versus CNH	7.400	12/06/2024	2,840	258	406
Call - OTC USD versus CNH	7.325	01/14/2025	2,480	241	407
Call - OTC USD versus CNH	7.400	01/14/2025	3,210	255	401
Call - OTC USD versus CNH	7.400	01/23/2025	2,650	251	335
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	2,950	310	552
Call - OTC USD versus CNH	7.450	02/14/2025	2,650	252	302
MBC	Call - OTC USD versus CNH	7.350	12/06/2024	3,300	318	602
Call - OTC USD versus CNH	7.375	02/14/2025	2,250	221	307
SCX	Call - OTC USD versus CNH	7.300	02/14/2025	1,010	103	154

$2,729	$4,337

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	299,900	$600	$737
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	55,800	2,007	2,462
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	13,100	481	600
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	162,400	443	411
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	55,200	1,654	2,030
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	67,500	2,303	2,874
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	12,600	523	577
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	11,600	435	494
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	4,000	166	183

$8,612	$10,368

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$10,288

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Total Purchased Options	$12,961	$24,993

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	299,900	$(300)	$(11)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	214,600	(2,039)	(2,367)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(8,523)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	50,400	(484)	(572)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	52,400	(78)	(10)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	52,400	(78)	(14)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	162,400	(244)	(4)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	212,400	(1,657)	(1,942)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	18,900	(189)	(202)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	240,400	(2,116)	(2,504)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	48,500	(534)	(594)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	44,700	(447)	(477)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	15,400	(169)	(189)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	37,900	(127)	(60)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	37,900	(127)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	77,500	(236)	(219)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	77,500	(236)	(20)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	57,700	(219)	(66)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	57,700	(219)	(372)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(23)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	18,700	(48)	(37)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	18,700	(69)	(51)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	18,700	(69)	(106)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	18,700	(48)	(82)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	53,500	(93)	(37)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	53,500	(93)	(82)

Total Written Options	$(12,429)	$(18,574)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$30,200	$(882)	$15	$0	$(867)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	30,400	(887)	14	0	(873)

$(1,769)	$29	$0	$(1,740)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
											Swap Agreements, at Value(6)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond		1.000%	Quarterly	06/20/2025	0.189%		$7,820	$(189)	$252	$63	$0
BRC	Italy Government International Bond		1.000	Quarterly	06/20/2025	0.189		20,100	(487)	650	163	0
CBK	Italy Government International Bond		1.000	Quarterly	06/20/2025	0.189		4,380	(106)	141	35	0
GST	Israel Government International Bond		1.000	Quarterly	06/20/2029	1.445		1,200	(15)	(8)	0	(23)
JPM	Israel Government International Bond		1.000	Quarterly	06/20/2029	1.445		750	(8)	(6)	0	(14)

									$(805)	$1,029	$261	$(37)

CROSS-CURRENCY SWAPS
											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200		$76,244	$486	$(261)	$225	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		$100,739	JPY	14,889,200	(424)	98	0	(326)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		117,487		17,253,000	(406)	94	0	(312)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		449,645		66,003,400	3,027	359	3,386	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		117,570		17,229,900	(165)	94	0	(71)
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		87,891		12,304,800	4,523	79	4,602	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		99,761		14,714,700	(217)	92	0	(125)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	223,478	31,130,500	12,080	219	12,299	0
Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	87,700	$60,513	13	235	248	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	235	0	(84)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$190,159	JPY	26,489,100	11,408	202	11,610	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	AUD	32,300	$23,204	173	(60)	113	0

$30,179	$1,386	$32,483	$(918)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR(8)	3.500%	Quarterly	09/18/2029	MYR	50,720	$71	$(2)	$69	$0
BPS	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2029	42,370	(29)	(15)	0	(44)
Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	44,500	63	(2)	61	0
CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	40,980	54	2	56	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	13,250	25	4	29	0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	413,840	546	(102)	444	0
Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	15,960	22	0	22	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	277,980	1,761	(1,376)	385	0
JPM	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	36,020	49	0	49	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	33,340	65	7	72	0
SCX	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	45,950	67	(4)	63	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	35,940	74	4	78	0

$2,768	$(1,484)	$1,328	$(44)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	$229,500	$2,934	$(1,170)	$1,764	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	153,000	1,933	(2,431)	0	(498)

$4,867	$(3,601)	$1,764	$(498)

Total Swap Agreements	$35,240	$(2,641)	$35,836	$(3,237)

(m)

Securities with an aggregate market value of $5,699 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)				This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,154	$0	$3,154
Australia
Non-Agency Mortgage-Backed Securities	0	260	0	260
Sovereign Issues	0	12,909	0	12,909
Belgium
Corporate Bonds & Notes	0	8,061	0	8,061
Brazil
Sovereign Issues	0	136,886	0	136,886
Canada
Corporate Bonds & Notes	0	32,835	0	32,835
Non-Agency Mortgage-Backed Securities	0	19,425	0	19,425
Sovereign Issues	0	499,635	0	499,635
Cayman Islands
Asset-Backed Securities	0	640,123	0	640,123
Corporate Bonds & Notes	0	9,014	0	9,014
Sovereign Issues	0	9,815	0	9,815
Chile
Sovereign Issues	0	14,151	0	14,151
China
Sovereign Issues	0	128,356	0	128,356
Denmark
Corporate Bonds & Notes	0	165,893	0	165,893
France
Corporate Bonds & Notes	0	71,002	0	71,002
Sovereign Issues	0	200,884	0	200,884
Germany
Corporate Bonds & Notes	0	81,338	0	81,338
Sovereign Issues	0	47,126	0	47,126
Hungary
Sovereign Issues	0	32,122	0	32,122
Ireland
Asset-Backed Securities	9,479	207,205	0	216,684
Corporate Bonds & Notes	0	13,719	0	13,719
Non-Agency Mortgage-Backed Securities	0	1,881	0	1,881
Israel
Sovereign Issues	0	98,153	0	98,153
Italy
Corporate Bonds & Notes	0	61,906	0	61,906
Sovereign Issues	0	40,112	0	40,112
Japan
Corporate Bonds & Notes	0	40,621	0	40,621
Sovereign Issues	0	680,089	0	680,089
Jersey, Channel Islands
Asset-Backed Securities	0	29,043	0	29,043
Corporate Bonds & Notes	0	0	3,857	3,857
Luxembourg
Corporate Bonds & Notes	0	1,285	0	1,285
Loan Participations and Assignments	0	0	20,680	20,680
Malaysia
Corporate Bonds & Notes	0	9,598	0	9,598
Sovereign Issues	0	161,905	0	161,905
Mexico
Sovereign Issues	0	4,900	0	4,900
Netherlands
Corporate Bonds & Notes	0	41,818	0	41,818
New Zealand
Sovereign Issues	0	150	0	150
Norway
Sovereign Issues	0	12,888	0	12,888
Peru
Sovereign Issues	0	16,991	0	16,991
Poland
Sovereign Issues	0	92,758	0	92,758
Qatar
Corporate Bonds & Notes	0	12,953	0	12,953
Republic of Korea
Sovereign Issues	0	41,306	0	41,306
Romania
Sovereign Issues	0	135,397	0	135,397
Saudi Arabia
Corporate Bonds & Notes	0	1,012	0	1,012
Sovereign Issues	0	173,957	0	173,957
Serbia
Loan Participations and Assignments	0	0	28,172	28,172
Singapore
Sovereign Issues	0	117,758	0	117,758
South Korea
Sovereign Issues	0	463,388	0	463,388
Spain
Corporate Bonds & Notes	0	13,985	0	13,985
Sovereign Issues	0	177,320	0	177,320
Supranational
Corporate Bonds & Notes	0	9,479	0	9,479
Switzerland

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Corporate Bonds & Notes	0	152,756	0	152,756
United Arab Emirates
Corporate Bonds & Notes	0	6,796	0	6,796
United Kingdom
Corporate Bonds & Notes	0	412,665	0	412,665
Non-Agency Mortgage-Backed Securities	0	283,562	0	283,562
Sovereign Issues	0	226,030	0	226,030
United States
Asset-Backed Securities	0	425,488	250	425,738
Corporate Bonds & Notes	0	599,946	0	599,946
Loan Participations and Assignments	0	12,720	7,532	20,252
Municipal Bonds & Notes	0	22,724	0	22,724
Non-Agency Mortgage-Backed Securities	0	673,512	1,018	674,530
Preferred Securities	0	9,906	0	9,906
U.S. Government Agencies	0	6,088,918	0	6,088,918
U.S. Treasury Obligations	0	1,238,607	0	1,238,607
Short-Term Instruments
Commercial Paper	0	4,693	0	4,693
Repurchase Agreements	0	7,352	0	7,352
Japan Treasury Bills	0	541,453	0	541,453
U.S. Treasury Bills	0	6,695	0	6,695

	$9,479	$15,488,389	$61,509	$15,559,377
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,680,569	$0	$0	$1,680,569

Total Investments	$1,690,048	$15,488,389	$61,509	$17,239,946

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,582,174)	$0	$(2,582,174)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,428	37,404	0	41,832
Over the counter	0	229,231	0	229,231

	$4,428	$266,635	$0	$271,063
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,846)	(26,874)	0	(34,720)
Over the counter	0	(65,845)	0	(65,845)

	$(7,846)	$(92,719)	$0	$(100,565)

Total Financial Derivative Instruments	$(3,418)	$173,916	$0	$170,498

Totals	$1,686,630	$13,080,131	$61,509	$14,828,270

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$590	$332
1.000% due 07/09/2029		15	9
3.500% due 07/09/2041 þ		100	39

Total Argentina (Cost $447)			380

AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Pepper Residential Securities Trust 6.374% due 03/12/2061 •		$3	3

SOVEREIGN ISSUES 0.1%
Australia Government International Bond
1.750% due 06/21/2051	AUD	1,000	370
2.500% due 05/21/2030		1,100	672

			1,042

Total Australia (Cost $1,603)			1,045

BRAZIL 1.2%
SOVEREIGN ISSUES 1.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	53,300	8,827

Total Brazil (Cost $9,158)			8,827

CANADA 4.1%
CORPORATE BONDS & NOTES 0.4%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	921
Royal Bank of Canada 4.851% due 12/14/2026		$2,100	2,093

			3,014

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	876	604
2.867% due 02/12/2055 ~		2,400	1,584

			2,188

SOVEREIGN ISSUES 3.4%
Canada Government Bond
1.500% due 12/01/2044 (e)		1,528	1,072
2.750% due 12/01/2033		6,200	4,440
Export Development Canada 7.130% due 03/11/2029	INR	123,600	1,479
Province of British Columbia 4.150% due 06/18/2034	CAD	3,800	2,763
Province of Ontario 3.650% due 06/02/2033		17,000	11,973
Province of Quebec 3.600% due 09/01/2033		3,700	2,590

			24,317

Total Canada (Cost $30,327)			29,519

CAYMAN ISLANDS 6.5%
ASSET-BACKED SECURITIES 6.1%
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		$1,254	1,255

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		3,800	3,784
AREIT Trust 6.523% due 11/17/2038 •		1,297	1,292
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		2,345	2,347
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •		3,021	3,023
KKR CLO Ltd. 6.540% due 07/15/2030 •		1,773	1,776
LoanCore Issuer Ltd. 6.883% due 01/17/2037 •		3,688	3,694
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •		338	337
Sound Point CLO Ltd. 6.566% due 10/20/2030 •		1,867	1,869
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •		3,241	3,180
Starwood Mortgage Trust 6.683% due 11/15/2038 •		3,600	3,538
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		3,273	3,276
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		3,858	3,841
Venture CLO Ltd.
6.470% due 04/15/2027 •		2	2
6.716% due 04/20/2032 •		2,900	2,902
6.751% due 07/30/2032 •		3,700	3,703
Voya CLO Ltd. 6.529% due 04/17/2030 •		569	570
Wind River CLO Ltd. 6.670% due 07/15/2031 •		4,000	4,002

			44,391

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,144	1,029
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,470

			2,499

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		800	810

Total Cayman Islands (Cost $47,967)			47,700

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$800	792

Total Chile (Cost $799)			792

CHINA 1.8%
SOVEREIGN ISSUES 1.8%
China Government International Bond
3.190% due 04/15/2053	CNY	1,880	298
3.530% due 10/18/2051		51,800	8,621
3.720% due 04/12/2051		22,800	3,901

Total China (Cost $12,404)			12,820

DENMARK 0.7%
CORPORATE BONDS & NOTES 0.7%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	737	78
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,334	267
Nykredit Realkredit AS
1.000% due 04/01/2025		21,000	2,968
1.500% due 10/01/2052		5,436	620
Realkredit Danmark AS
1.000% due 01/01/2025		5,400	766
1.500% due 10/01/2053		4,197	479

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Total Denmark (Cost $5,679)			5,178

FRANCE 3.1%
CORPORATE BONDS & NOTES 0.6%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$900	896
BPCE SA 5.716% due 01/18/2030 •		2,400	2,396
Societe Generale SA 3.337% due 01/21/2033 •		1,300	1,078

			4,370

SOVEREIGN ISSUES 2.5%
France Government International Bond
0.500% due 05/25/2072	EUR	2,200	825
0.750% due 05/25/2052		10,950	5,867
2.000% due 05/25/2048		6,300	4,998
3.000% due 06/25/2049		4,000	3,842
3.250% due 05/25/2045		2,600	2,641

			18,173

Total France (Cost $34,997)			22,543

GERMANY 1.0%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	2,400	2,262
2.129% due 11/24/2026 •		$1,900	1,804

			4,066

SOVEREIGN ISSUES 0.4%
Bundesrepublik Deutschland Bundesanleihe 2.300% due 02/15/2033	EUR	2,800	2,965

Total Germany (Cost $7,522)			7,031

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$1,400	1,446

Total Hungary (Cost $1,396)			1,446

IRELAND 2.6%
ASSET-BACKED SECURITIES 2.1%
Accunia European CLO DAC 4.856% due 07/15/2030 •	EUR	609	652
Cairn CLO DAC 4.686% due 10/15/2031 •		1,498	1,598
CVC Cordatus Loan Fund DAC 4.556% due 10/15/2031 •		1,542	1,649
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		1,200	1,285
Dryden Euro CLO DAC 4.566% due 04/15/2033 •		1,676	1,792
Harvest CLO DAC 4.546% due 10/15/2031 •		1,231	1,312
Jubilee CLO DAC
4.516% due 04/15/2030 •		761	816
4.556% due 04/15/2031 •		1,300	1,386
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •		418	447
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •		1,800	1,930
Sculptor European CLO DAC 4.956% due 10/15/2034 •		1,900	2,035

			14,902

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	789

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

1.750% due 10/29/2024		700	691

			1,480

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Shamrock Residential DAC 4.448% due 01/24/2061 •	EUR	2,160	2,311

Total Ireland (Cost $20,010)			18,693

ISRAEL 0.9%
SOVEREIGN ISSUES 0.9%
Israel Government International Bond
2.000% due 03/31/2027	ILS	9,700	2,408
4.500% due 01/17/2033		$600	541
5.375% due 03/12/2029		1,300	1,277
5.500% due 03/12/2034		1,300	1,240
5.750% due 03/12/2054		1,300	1,172

Total Israel (Cost $7,369)			6,638

ITALY 0.8%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,813
2.625% due 04/28/2025		1,000	1,053
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$1,000	1,104
Nexi SpA 2.125% due 04/30/2029	EUR	500	485

			4,455

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,400	1,395

Total Italy (Cost $6,237)			5,850

JAPAN 5.5%
CORPORATE BONDS & NOTES 0.1%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$1,000	925

SOVEREIGN ISSUES 5.4%
Japan Government International Bond
0.100% due 01/01/2026	JPY	410,000	2,542
0.100% due 03/10/2028 (e)		1,439,030	9,360
0.500% due 09/20/2046		74,000	341
0.500% due 03/20/2049		1,470,000	6,429
0.700% due 12/20/2048		1,520,000	7,042
0.700% due 06/20/2051		200,000	886
1.000% due 03/20/2052		500,000	2,384
1.500% due 09/20/2043		760,000	4,492
1.800% due 03/20/2054		203,000	1,165
Tokyo Metropolitan Government 0.750% due 07/16/2025		$4,500	4,292

			38,933

Total Japan (Cost $60,037)			39,858

MALAYSIA 1.6%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	536
4.550% due 04/21/2050		400	347
4.800% due 04/21/2060		400	354

			1,237

SOVEREIGN ISSUES 1.4%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	47,830	10,114

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Total Malaysia (Cost $11,818)			11,351

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	482

Total Mexico (Cost $558)			482

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		$2,500	2,501

Total Netherlands (Cost $2,500)			2,501

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,000	500

Total New Zealand (Cost $693)			500

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,370

Total Norway (Cost $1,602)			1,370

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	563
8.200% due 08/12/2026	PEN	5,600	1,544

Total Peru (Cost $2,757)			2,107

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	1,878
4.250% due 02/14/2043		500	546
4.625% due 03/18/2029		$2,600	2,571
5.500% due 04/04/2053		400	393

Total Poland (Cost $5,333)			5,388

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$600	502

Total Qatar (Cost $595)			502

REPUBLIC OF KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Korea Government International Bond 3.250% due 03/10/2053	KRW	3,418,200	2,504

Total Republic of Korea (Cost $2,437)			2,504

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	1,064
2.000% due 01/28/2032		600	502
2.000% due 04/14/2033		100	80
2.124% due 07/16/2031		200	173
2.625% due 12/02/2040		800	559

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

2.750% due 04/14/2041		500	348
2.875% due 04/13/2042		1,800	1,255
3.750% due 02/07/2034		1,200	1,105
5.000% due 09/27/2026		2,300	2,518
5.250% due 05/30/2032		700	730
5.625% due 05/30/2037		700	724

Total Romania (Cost $11,386)			9,058

SAUDI ARABIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$800	675

SOVEREIGN ISSUES 1.5%
Saudi Government International Bond
4.750% due 01/18/2028		2,700	2,670
4.750% due 01/16/2030		6,600	6,493
4.875% due 07/18/2033		1,900	1,857

			11,020

Total Saudi Arabia (Cost $11,840)			11,695

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,003
2.050% due 09/23/2036		900	684

Total Serbia (Cost $2,310)			1,687

SINGAPORE 0.9%
SOVEREIGN ISSUES 0.9%
Singapore Government International Bond
1.875% due 10/01/2051	SGD	230	132
2.250% due 08/01/2036		2,410	1,606
3.250% due 06/01/2054		6,667	5,095

Total Singapore (Cost $6,738)			6,833

SOUTH KOREA 3.2%
SOVEREIGN ISSUES 3.2%
Korea Government International Bond
2.000% due 06/10/2031	KRW	2,279,140	1,527
2.125% due 06/10/2027		3,015,000	2,124
2.375% due 12/10/2027		3,370,000	2,382
2.375% due 12/10/2028		331,640	232
2.625% due 06/10/2028		8,189,580	5,819
3.250% due 03/10/2028		2,148,130	1,563
3.250% due 06/10/2033		2,300,970	1,669
3.250% due 09/10/2042		955,810	696
4.250% due 12/10/2032		5,457,570	4,245
5.500% due 03/10/2028		3,370,000	2,638

Total South Korea (Cost $26,301)			22,895

SPAIN 1.5%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		$800	799
Banco Santander SA 1.849% due 03/25/2026		400	375
CaixaBank SA 6.684% due 09/13/2027 •		1,200	1,223

			2,397

SOVEREIGN ISSUES 1.2%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	500	536
Spain Government International Bond
0.850% due 07/30/2037		600	460
1.450% due 10/31/2071		1,370	698
3.450% due 07/30/2066		5,700	5,414

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

3.900% due 07/30/2039		1,600	1,749

			8,857

Total Spain (Cost $16,759)			11,254

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,137

Total Supranational (Cost $1,323)			1,137

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
UBS Group AG
2.193% due 06/05/2026 •		$2,500	2,416
3.091% due 05/14/2032 •		1,100	939
3.869% due 01/12/2029 •		400	378
5.617% due 09/13/2030 •		1,500	1,507
6.373% due 07/15/2026 •		1,200	1,206
6.442% due 08/11/2028 •		1,344	1,378
6.442% due 08/11/2028		656	673
6.537% due 08/12/2033 •		2,400	2,520

Total Switzerland (Cost $10,724)			11,017

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$600	618

Total United Arab Emirates (Cost $593)			618

UNITED KINGDOM 6.6%
CORPORATE BONDS & NOTES 3.2%
Barclays PLC 4.375% due 01/12/2026		$480	472
HSBC Holdings PLC
2.804% due 05/24/2032 •		400	335
4.856% due 05/23/2033 •	EUR	1,800	2,036
5.597% due 05/17/2028 •		$500	502
5.719% due 03/04/2035 •		2,900	2,917
5.733% due 05/17/2032 •		500	501
5.887% due 08/14/2027 •		900	907
Nationwide Building Society 2.972% due 02/16/2028 •		700	656
NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,572
5.778% due 03/01/2035 •		2,900	2,911
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		2,350	2,416
Santander U.K. PLC 5.783% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,173
Standard Chartered PLC
6.187% due 07/06/2027 •		$2,400	2,424
6.296% due 07/06/2034 •		2,400	2,476

			23,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
EuroMASTR PLC 5.552% due 06/15/2040 •	GBP	160	196
Eurosail PLC 6.303% due 06/13/2045 •		491	618
Ripon Mortgages PLC 5.934% due 08/28/2056 •		5,921	7,486
RMAC Securities PLC 5.783% due 06/12/2044 •		$125	122
Towd Point Mortgage Funding 6.583% due 07/20/2045 •	GBP	2,632	3,329

			11,751

SOVEREIGN ISSUES 1.8%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,768
1.125% due 01/31/2039		100	82
1.250% due 07/31/2051		5,700	3,485
1.500% due 07/31/2053		2,400	1,530

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

1.750% due 01/22/2049	1,900	1,394
4.250% due 12/07/2040	3,000	3,676
4.375% due 07/31/2054	1,100	1,326

		13,261

Total United Kingdom (Cost $58,437)		48,310

UNITED STATES 75.9%
ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp. Home Equity Loan Trust 5.760% due 07/25/2036 •	$2,201	701
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.330% due 07/25/2034 «•	93	89
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •	1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.801% due 02/25/2034 •	130	127
Bear Stearns Asset-Backed Securities Trust 6.260% due 09/25/2046 •	316	293
Citigroup Mortgage Loan Trust
5.520% due 07/25/2045 •	538	370
5.530% due 05/25/2037 •	64	42
Countrywide Asset-Backed Certificates Trust 6.140% due 12/25/2036 •	37	28
Credit Suisse First Boston Mortgage Securities Corp.
6.810% due 05/25/2044 •	389	405
Credit-Based Asset Servicing & Securitization LLC 5.559% due 07/25/2037 •	99	63
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •	2,629	2,602
GSAMP Trust
5.720% due 12/25/2046 •	1,036	535
5.940% due 09/25/2036 •	1,651	579
Home Equity Asset Trust 6.060% due 11/25/2032 «•	1	1
Merrill Lynch Mortgage Investors Trust
5.620% due 09/25/2037 •	104	21
5.700% due 02/25/2037 •	34	10
Morgan Stanley ABS Capital, Inc. Trust 5.560% due 07/25/2036 •	48	18
Morgan Stanley Home Equity Loan Trust 5.810% due 04/25/2037 •	980	504
Morgan Stanley Mortgage Loan Trust
6.180% due 04/25/2037 •	318	84
6.419% due 09/25/2046 þ	1,305	273
Option One Mortgage Loan Trust
5.680% due 04/25/2037 •	1,081	743
6.330% due 05/25/2035 •	1,743	1,460
People's Choice Home Loan Securities Trust 6.810% due 01/25/2035 •	330	313
Popular ABS Mortgage Pass-Through Trust 5.770% due 06/25/2047 •	1,484	1,362
Securitized Asset-Backed Receivables LLC Trust
5.560% due 12/25/2036 «•	24	11
5.580% due 12/25/2036 •	27	6
5.590% due 05/25/2037 •	251	186
SMB Private Education Loan Trust
1.290% due 07/15/2053	878	805
6.543% due 07/15/2053 •	270	270
6.783% due 02/16/2055 •	1,852	1,864
Soundview Home Loan Trust 5.580% due 11/25/2036 •	26	7
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •	31	31
Terwin Mortgage Trust 6.400% due 11/25/2033 •	38	32
Washington Mutual Asset-Backed Certificates Trust 4.483% due 10/25/2036 •	36	12

		13,848

CORPORATE BONDS & NOTES 6.9%
Boeing Co. 6.259% due 05/01/2027	700	705
Bristol-Myers Squibb Co. 5.200% due 02/22/2034	900	899
Charter Communications Operating LLC
3.500% due 03/01/2042	3,200	2,131
3.700% due 04/01/2051	1,200	730
3.850% due 04/01/2061	400	234
Citigroup, Inc. 5.449% due 06/11/2035 •	2,700	2,680
Credit Suisse AG AT1 Claim	700	84

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	317
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	271
3.375% due 11/13/2025		400	387
4.125% due 08/17/2027		1,300	1,236
4.542% due 08/01/2026		600	584
GA Global Funding Trust 2.250% due 01/06/2027		900	833
Glencore Funding LLC 5.371% due 04/04/2029		1,900	1,892
Goldman Sachs Group, Inc.
5.851% due 04/25/2035 •		1,400	1,435
6.484% due 10/24/2029 •		2,100	2,193
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,000	1,974
5.336% due 01/23/2035 •		2,800	2,784
6.087% due 10/23/2029 •		4,200	4,341
Morgan Stanley
2.630% due 02/18/2026 •		2,200	2,157
3.955% due 03/21/2035 •	EUR	3,100	3,302
5.466% due 01/18/2035 •		$1,200	1,197
6.407% due 11/01/2029 •		2,100	2,192
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		4,500	4,122
Organon & Co. 2.875% due 04/30/2028	EUR	500	505
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
4.000% due 12/01/2046		200	144
4.200% due 03/01/2029		1,200	1,136
4.250% due 03/15/2046		100	76
4.550% due 07/01/2030		400	379
PacifiCorp 5.300% due 02/15/2031		1,000	997
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,600	3,557
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	600	638
5.125% due 02/13/2031		$800	792
Wells Fargo & Co.
5.198% due 01/23/2030 •		1,900	1,892
6.303% due 10/23/2029 •		1,400	1,453

			50,339

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028		1,552	1,556

			1,556

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		1,300	1,222
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		485	485

			1,707

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%
Adjustable Rate Mortgage Trust
5.600% due 09/25/2035 ~		32	27
6.836% due 07/25/2035 «~		14	12
American Home Mortgage Assets Trust 5.840% due 09/25/2046 •		431	381
Banc of America Funding Trust
4.451% due 10/20/2046 ~		400	322

5.020% due 01/20/2047 ~		46	38
5.500% due 09/25/2035 «		303	280
5.591% due 11/20/2034 ~		172	164
5.750% due 11/25/2035 «		114	104
6.000% due 08/25/2036 «		45	38
Banc of America Mortgage Trust
5.114% due 09/25/2035 ~		51	45
5.229% due 07/25/2035 ~		36	29
BCAP LLC Trust
4.832% due 01/26/2047 •		149	140
5.250% due 02/26/2036 ~		507	197
Bear Stearns Adjustable Rate Mortgage Trust
3.980% due 11/25/2034 ~		391	348
4.000% due 05/25/2034 «~		19	16
4.819% due 02/25/2036 ~		70	61
5.503% due 02/25/2034 ~		4	3
5.892% due 10/25/2033 «~		18	16
6.640% due 05/25/2033 «~		19	17

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

6.997% due 05/25/2034 «~	71	64
Bear Stearns ALT-A Trust
4.266% due 11/25/2036 ~	257	116
4.500% due 08/25/2036 ~	814	377
4.607% due 11/25/2035 ~	20	15
4.652% due 11/25/2036 ~	883	454
4.827% due 08/25/2036 ~	37	24
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~	37	27
BellaVista Mortgage Trust 5.953% due 05/20/2045 •	10	7
BIG Commercial Mortgage Trust 6.671% due 02/15/2039 •	3,355	3,313
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	956	846
Chase Mortgage Finance Trust
5.312% due 07/25/2037 ~	52	40
6.181% due 02/25/2037 «~	61	58
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 «	32	26
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	5,812	4,608
3.000% due 11/27/2051 ~	3,816	3,174
5.731% due 08/25/2035 ~	35	33
7.560% due 09/25/2035 •	67	66
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.743% due 09/25/2035 ~	439	377
Countrywide Alternative Loan Trust
5.250% due 06/25/2035	76	56
5.733% due 09/20/2046 •	1,045	779
5.780% due 02/25/2047 •	164	151
5.800% due 05/25/2047 •	156	130
5.810% due 05/25/2037 •	331	107
5.860% due 06/25/2036 •	192	86
5.860% due 06/25/2037 •	471	406
5.873% due 03/20/2046 •	29	24
5.878% due 05/25/2035 •	477	425
5.880% due 07/25/2046 •	426	366
5.980% due 07/25/2046 •	715	468
6.020% due 12/25/2035 •	20	17
6.250% due 08/25/2037	302	140
6.500% due 08/25/2032 «	9	9
6.553% due 08/25/2035 •	114	104
6.653% due 11/25/2035 •	200	168
7.193% due 11/25/2035 •	143	122
Countrywide Home Loan Mortgage Pass-Through Trust
4.425% due 09/25/2047 ~	212	182
4.712% due 11/25/2034 ~	12	11
6.040% due 04/25/2035 «•	16	14
6.100% due 03/25/2035 •	428	368
6.120% due 02/25/2035 •	73	67
6.140% due 02/25/2035 •	30	25
6.140% due 03/25/2036 «•	6	2
7.884% due 02/20/2036 •	79	65
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035 «	121	89
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	613	488
6.500% due 07/26/2036	584	136
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	200	163
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.560% due 10/25/2036 «•	24	19
6.800% due 07/25/2036 þ	167	137
Extended Stay America Trust 6.523% due 07/15/2038 •	3,359	3,348
First Horizon Alternative Mortgage Securities Trust 4.783% due 08/25/2035 ~	210	176
GreenPoint Mortgage Funding Trust
5.820% due 01/25/2037 •	406	352
5.860% due 12/25/2046 •	544	508
5.880% due 04/25/2036 •	170	144
5.900% due 06/25/2045 •	60	53
6.000% due 11/25/2045 •	20	18
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~	10	9
GS Mortgage Securities Corp. 0.395% due 05/03/2032 ~(a)	65,000	107
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	727	579
2.500% due 04/25/2052 ~	884	704
GSR Mortgage Loan Trust
4.514% due 05/25/2035 ~	65	51
5.057% due 09/25/2035 ~	36	33
5.980% due 08/25/2046 •	461	109
6.750% due 03/25/2033 «•	9	9

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

HarborView Mortgage Loan Trust
5.111% due 07/19/2035 ~	35	26
5.833% due 09/19/2037 •	378	310
5.933% due 03/19/2036 •	55	50
6.013% due 02/19/2036 •	217	104
6.073% due 11/19/2035 •	162	106
6.153% due 01/19/2035 •	13	12
Impac CMB Trust
6.120% due 03/25/2035 «•	9	7
6.240% due 10/25/2034 •	46	45
IndyMac INDA Mortgage Loan Trust 3.448% due 11/25/2035 ~	147	108
IndyMac INDX Mortgage Loan Trust
3.804% due 08/25/2035 ~	102	74
4.767% due 12/25/2034 ~	38	35
5.880% due 05/25/2046 •	538	464
5.940% due 06/25/2037 •	200	176
5.960% due 02/25/2037 •	666	418
6.040% due 11/25/2036 •	161	144
JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 «~	8	3
5.574% due 12/25/2035 ~	1,019	720
5.940% due 10/25/2036 •	1,101	956
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	6,227	5,167
3.000% due 03/25/2052 ~	5,535	4,594
3.000% due 04/25/2052 ~	5,264	4,390
3.000% due 05/25/2052 ~	8,080	6,710
4.150% due 07/27/2037 ~	311	280
4.962% due 08/25/2035 ~	50	48
5.156% due 02/25/2036 ~	180	125
5.266% due 07/25/2035 ~	45	42
5.301% due 10/25/2035 ~	44	42
5.571% due 11/25/2033 «~	28	26
5.760% due 10/25/2035 •	1,076	750
Lehman XS Trust 6.100% due 11/25/2046 •	765	577
MASTR Adjustable Rate Mortgages Trust
5.670% due 04/25/2046 •	85	72
6.140% due 05/25/2047 •	1,500	1,089
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •	414	43
Merrill Lynch Mortgage Investors Trust
5.226% due 06/25/2035 ~	64	60
5.495% due 06/25/2037 ~	68	61
6.208% due 02/25/2033 ~	20	18
Merrill Lynch Mortgage-Backed Securities Trust 4.209% due 04/25/2037 ~	12	10
MF1 Ltd. 6.399% due 12/15/2034 •	3,100	3,076
MFA Trust
1.381% due 04/25/2065 ~	793	736
1.947% due 04/25/2065 ~	304	282
6.105% due 12/25/2068 þ	819	821
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,565	1,472
2.750% due 11/25/2059 ~	1,387	1,297
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.769% due 10/25/2035 ~	116	97
6.320% due 03/25/2047 þ	183	172
6.638% due 03/25/2047 «þ	157	143
7.324% due 02/25/2036 «~	44	34
OBX Trust
3.000% due 01/25/2052 ~	3,623	3,007
7.159% due 10/25/2063 þ	1,838	1,874
One New York Plaza Trust 6.393% due 01/15/2036 •	3,700	3,604
Residential Accredit Loans, Inc. Trust
4.233% due 08/25/2035 ~	92	35
5.610% due 02/25/2047 •	778	262
5.649% due 04/25/2046 •	58	15
6.000% due 06/25/2036	334	251
6.000% due 06/25/2037	201	153
6.020% due 10/25/2037 ~	356	291
Residential Asset Securitization Trust 6.500% due 08/25/2036	657	189
Residential Funding Mortgage Securities, Inc. Trust 5.322% due 09/25/2035 ~	135	86
Sequoia Mortgage Trust
6.153% due 07/20/2033 •	44	43
6.597% due 04/20/2035 «~	14	14
Structured Adjustable Rate Mortgage Loan Trust
5.099% due 04/25/2035 ~	396	350
5.900% due 05/25/2037 •	24	20
6.553% due 01/25/2035 •	12	11
6.814% due 04/25/2034 «~	10	10

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

7.254% due 10/25/2037 •	147	130
7.282% due 02/25/2034 «~	25	23
Structured Asset Mortgage Investments Trust
5.840% due 07/25/2046 •	404	276
5.880% due 04/25/2036 •	62	53
5.900% due 09/25/2047 •	46	39
5.920% due 05/25/2045 •	111	96
5.953% due 07/19/2035 •	30	29
6.033% due 07/19/2034 «•	1	1
6.080% due 12/25/2035 •	9	7
6.653% due 08/25/2047 •	694	549
Structured Asset Securities Corp. Mortgage Loan Trust 5.750% due 10/25/2036 •	800	642
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust 7.017% due 06/25/2047 •	583	508
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,458	1,296
2.710% due 01/25/2060 ~	1,131	1,059
2.900% due 10/25/2059 ~	4,860	4,548
6.460% due 05/25/2058 •	597	611
UWM Mortgage Trust 3.000% due 01/25/2052 ~	598	495
Verus Securitization Trust
6.259% due 12/25/2068 þ	800	803
6.876% due 11/25/2068 ~	1,221	1,242
WaMu Mortgage Pass-Through Certificates Trust
3.847% due 04/25/2037 ~	436	371
3.906% due 03/25/2036 ~	479	412
4.171% due 02/25/2037 ~	127	105
4.256% due 12/25/2036 ~	15	13
4.262% due 12/25/2046 •	250	213
4.372% due 12/25/2046 •	122	100
4.404% due 02/25/2037 ~	183	154
4.498% due 05/25/2046 •	368	326
4.709% due 12/25/2035 ~	143	126
5.158% due 03/25/2035 «~	92	86
5.406% due 08/25/2034 ~	94	90
6.020% due 11/25/2045 •	109	98
6.031% due 03/25/2034 ~	83	80
6.040% due 07/25/2045 •	195	184
6.040% due 10/25/2045 •	31	29
6.080% due 01/25/2045 •	28	28
6.100% due 01/25/2045 •	27	26
6.200% due 11/25/2034 •	235	219
6.292% due 06/25/2033 «~	13	13
6.440% due 11/25/2034 •	159	146
6.553% due 06/25/2042 •	14	12
6.553% due 08/25/2042 •	16	15
6.653% due 11/25/2046 •	76	66
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 10/25/2035	265	196
6.093% due 07/25/2046 •	265	158
6.123% due 05/25/2046 •	680	565
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	47	39

		89,876

U.S. GOVERNMENT AGENCIES 44.9%
Fannie Mae
3.000% due 03/01/2060	1,016	860
3.500% due 01/01/2059	2,150	1,889
4.419% due 03/01/2033 •	13	13
5.152% due 12/01/2036 •	3	3
5.558% due 03/25/2034 •	1	1
5.608% due 12/01/2034 •	5	5
5.850% due 06/25/2029 - 06/25/2036 •	25	25
5.956% due 09/01/2035 •	8	8
6.000% due 04/25/2043 - 07/25/2044	217	219
6.087% due 07/25/2037 •	79	77
6.313% due 06/01/2043 •	17	17
6.314% due 10/01/2044 •	17	17
6.413% due 11/01/2034 •	118	121
6.500% due 06/25/2044	3	3
7.123% due 06/01/2035 •	2	2
Freddie Mac
0.553% due 01/15/2038 ~(a)	353	21
5.720% due 08/25/2031 •	6	6
5.793% due 01/15/2038 •	353	352
5.898% due 12/15/2031 •	7	7
6.021% due 09/01/2035 •	2	2
6.048% due 12/15/2037 •	80	80
6.051% due 11/01/2035 •	15	15
6.306% due 08/01/2035 •	2	2

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

6.353% due 10/25/2044 •		178	161
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052		17,671	15,406
3.750% due 10/20/2029 •		2	2
6.000% due 08/20/2034		1,050	1,058
6.333% due 12/20/2073 •		1,199	1,210
Ginnie Mae, TBA
2.500% due 08/01/2054		3,500	2,945
3.000% due 07/01/2054 - 08/01/2054		3,185	2,776
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		4,652	3,808
3.000% due 10/01/2049 - 06/01/2051		2,334	1,990
3.500% due 10/01/2034 - 07/01/2050		1,807	1,643
4.000% due 01/01/2048 - 06/01/2050		853	789
4.500% due 06/01/2053 - 07/01/2053		2,569	2,425
5.500% due 06/01/2053 - 09/01/2053		11,455	11,318
6.500% due 12/01/2053 - 04/01/2054		61,591	62,721
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054		13,580	12,427
4.500% due 07/01/2054 - 08/01/2054		45,700	43,091
5.000% due 07/01/2054		56,500	54,611
6.000% due 08/01/2054		49,400	49,522
6.500% due 07/01/2054 - 08/01/2054		53,400	54,322

			325,970

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (k)		500	274
1.875% due 02/15/2041 (k)		100	69
4.000% due 11/15/2052 (k)		200	182
4.250% due 02/15/2054		2,000	1,905
4.750% due 11/15/2043 (k)		6,200	6,284
4.750% due 11/15/2053 (k)		3,600	3,722
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (i)		7,464	7,261
0.125% due 07/15/2031		3,158	2,774
0.125% due 01/15/2032		792	686
0.250% due 01/15/2025 (i)		9,001	8,815
0.500% due 01/15/2028		9,405	8,865
0.625% due 07/15/2032		540	484
1.125% due 01/15/2033 (i)		4,210	3,897
2.375% due 01/15/2025		166	165
2.500% due 01/15/2029 (i)		2,920	2,972
3.875% due 04/15/2029 (i)		2,288	2,473
U.S. Treasury Notes
2.875% due 04/30/2025 (i)(k)		3,100	3,042
3.500% due 02/15/2033 (k)		1,400	1,312
4.000% due 02/15/2034		5,100	4,952
4.375% due 05/15/2034		600	600
4.500% due 11/15/2033		7,700	7,773

			68,507

Total United States (Cost $571,080)			551,803

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (g) 0.1%			583

HUNGARY TREASURY BILLS 0.3%
7.096% due 07/04/2024 (c)(d)	HUF	691,000	1,872

JAPAN TREASURY BILLS 1.0%
0.167% due 04/21/2025 - 06/20/2025 (b)(c)	JPY	1,150,000	7,140

U.S. TREASURY BILLS 0.0%
5.378% due 07/11/2024 (c)(d)		$7	7

Total Short-Term Instruments (Cost $9,841)			9,602

Total Investments in Securities (Cost $1,001,577)			920,934

		SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		754,494	7,340

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $7,340)	7,340

Total Investments in Affiliates (Cost $7,340)	7,340

Total Investments 127.9% (Cost $1,008,917)	$928,274
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $5,308)	(1,719)
Other Assets and Liabilities, net (27.7)%	(200,793)

Net Assets 100.0%	$725,762

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Coupon represents a weighted average yield to maturity.
(c)									Zero coupon security.
(d)									Coupon represents a yield to maturity.
(e)									Principal amount of security is adjusted for inflation.
(f)									RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$583		U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(595)	$583	$583

Total Repurchase Agreements								$(595)	$583	$583

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (19.4)%
U.S. Government Agencies (19.4)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2039	$17,450	$(15,169)	$(15,337)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2039	3,550	(3,148)	(3,123)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2054	71,350	(56,185)	(55,868)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2054	8,400	(6,952)	(6,867)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2054	27,500	(23,596)	(23,418)
Uniform Mortgage-Backed Security, TBA						3.500	07/15/2054	4,800	(4,241)	(4,249)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2054	1,300	(1,163)	(1,151)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2054	13,600	(12,371)	(12,445)
Uniform Mortgage-Backed Security, TBA						5.500	08/01/2054	16,980	(16,720)	(16,746)
Uniform Mortgage-Backed Security, TBA						6.500	07/01/2054	1,800	(1,837)	(1,832)

Total Short Sales (19.4)%									$(141,382)	$(141,036)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(6,190) at a weighted average interest rate of 5.286%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures				12/2024	105	$24,898		$(120)	$1	$0
3-Month SOFR Active Contract September Futures				12/2025	302	72,389		(268)	4	0
Australia Government 3-Year Bond September Futures				09/2024	65	4,573		(15)	11	(9)
Canada Government 10-Year Bond September Futures				09/2024	116	10,181		71	0	(26)
Euro-BTP Future September Futures				09/2024	253	31,238		(314)	0	(176)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Euro-Bund September Futures	09/2024	147	20,721	214	3	(66)
Euro-Buxl 30-Year Bond September Futures	09/2024	16	2,232	53	4	(23)
Euro-Schatz September Futures	09/2024	675	76,410	332	7	(26)

$(47)	$30	$(326)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	604	$(144,107)	$668	$0	$(8)
Australia Government 10-Year Bond September Futures	09/2024	66	(5,000)	0	38	(38)
Euro-BOBL Future September Futures	09/2024	258	(32,173)	(277)	41	(11)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	84	(11,076)	121	59	0
Japan Government 10-Year Bond September Futures	09/2024	26	(23,086)	123	91	(29)
U.S. Treasury 2-Year Note September Futures	09/2024	60	(12,253)	(37)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	978	(104,233)	(804)	107	0
U.S. Treasury 10-Year Note September Futures	09/2024	59	(6,489)	(28)	16	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	130	(14,759)	(144)	63	0
U.S. Treasury Long-Term Bond September Futures	09/2024	122	(14,434)	(102)	122	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	13	(1,629)	(11)	22	0
United Kingdom Long Gilt September Futures	09/2024	250	(30,835)	(145)	136	(9)

$(636)	$696	$(95)

Total Futures Contracts	$(683)	$726	$(421)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$11,500	$(64)	$(47)	$(111)	$6	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	28,500	(88)	(122)	(210)	10	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034	58,000	(365)	89	(276)	21	0
iTraxx Europe Main 41 10-Year Index	(1.000)	Quarterly	06/20/2034	EUR	400	(2)	2	0	0	0
iTraxx Europe Main 41 5-Year Index	(1.000)	Quarterly	06/20/2029	21,100	(469)	60	(409)	0	(13)

$(988)	$(18)	$(1,006)	$37	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$1,700	$35	$1	$36	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	25,800	566	(30)	536	0	(2)

$601	$(29)	$572	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(393)	$(514)	$0	$(8)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	41,400	718	(513)	205	0	(55)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	51,950	493	(1,011)	(518)	0	(219)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035	5,100	218	175	393	24	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	900	(42)	8	(34)	0	(9)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	623,510	(40)	(6)	(46)	3	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029	JPY	4,025,700	(106)	(43)	(149)	0	(44)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	1,260,000	(374)	(73)	(447)	0	(18)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(28)	(150)	0	(6)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,440,000	(83)	(71)	(154)	0	(77)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	159	875	27	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		102,540	(88)	(41)	(129)	0	(3)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		540,000	(168)	(10)	(178)	0	(23)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	53,700	101	277	378	59	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	137,200	0	1	1	0	(2)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		660,180	(54)	222	168	0	(11)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		635,870	33	(74)	(41)	0	(11)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		67,050	(2)	4	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		$15,500	378	(255)	123	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		17,950	448	(301)	147	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		1,100	(16)	(11)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		3,300	(49)	(35)	(84)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		1,200	(17)	(12)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		1,500	(20)	(15)	(35)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		1,400	(18)	(14)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		1,500	(19)	(15)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		1,800	(26)	(19)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		1,300	(21)	(13)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		3,000	(44)	(29)	(73)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		2,200	(36)	(21)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		2,400	(21)	(19)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		3,700	(36)	(30)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		3,100	(30)	(25)	(55)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		2,000	(18)	(15)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		49,000	(1,110)	(386)	(1,496)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		59,500	234	414	648	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		1,400	(11)	(24)	(35)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		4,200	(33)	(73)	(106)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		1,500	(11)	(26)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		2,300	(18)	(38)	(56)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		2,200	(17)	(35)	(52)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		73,300	643	802	1,445	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		5,900	49	64	113	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,280	75	44	119	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		72,900	179	40	219	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		11,700	(64)	135	71	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		135,339	(549)	2,471	1,922	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		15,900	168	16	184	3	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	871	1,098	1,969	18	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		19,500	(177)	7	(170)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		20,300	255	(605)	(350)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		4,430	57	(132)	(75)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(7)	38	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	53	42	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		6,200	(33)	156	123	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		16,500	(106)	416	310	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	12	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		1,510	(189)	(20)	(209)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		4,000	(53)	(7)	(60)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	76	147	223	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	(105)	168	63	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		1,000	(4)	(21)	(25)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		1,000	(4)	(28)	(32)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		1,000	(4)	(27)	(31)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		300	(2)	(4)	(6)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		900	(4)	(8)	(12)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		3,900	(11)	44	33	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		51,760	1,166	(268)	898	320	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,900	28	(9)	19	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,200	7	147	154	80	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,600	1,128	120	1,248	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		26,300	1,141	1,319	2,460	264	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,900	(284)	169	(115)	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,900	(152)	24	(128)	0	(51)
Receive	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/19/2034	AUD	14,400	16	(39)	(23)	0	(16)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	27	(84)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	37	(115)	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	39	(63)	3	0
Pay(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	527,719	499	567	1,066	0	(16)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	4,700	(7)	(24)	(31)	0	(4)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		700	(1)	(2)	(3)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		2,400	0	(4)	(4)	4	0
Receive(5)	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		8,500	0	(42)	(42)	14	0
Receive(5)	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		3,400	0	(13)	(13)	6	0
Receive(5)	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		4,700	0	(25)	(25)	8	0
Receive(5)	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		12,500	0	(73)	(73)	23	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	19,881,080	(68)	(18)	(86)	0	(22)
Pay(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2034		7,229,600	(74)	124	50	15	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025	NZD	900	(2)	5	3	0	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		16,500	(10)	97	87	0	(2)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		5,000	39	(1)	38	0	(11)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	(50)	(447)	3	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		5,900	642	0	642	0	(6)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,500	(18)	5	(13)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		58,400	(42)	122	80	10	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		7,600	(24)	(45)	(69)	7	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		28,900	(493)	(140)	(633)	30	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		34,800	32	95	127	0	(15)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(113)	(30)	(143)	1	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	1,400	(29)	8	(21)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		2,000	8	(11)	(3)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		41,230	647	(517)	130	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(139)	(17)	(156)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(120)	(13)	(133)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		2,550	97	(5)	92	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		144,500	1,770	(2,186)	(416)	0	(101)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(324)	81	(243)	28	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(14)	2	(12)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(10)	1	(9)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		103,600	2,157	(2,586)	(429)	2	(214)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	(532)	(80)	(612)	0	(24)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	(10)	(75)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	303	4	307	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	(4)	477	1	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		26,290	(1,249)	1,271	22	62	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	(358)	83	(275)	1	0
Pay(5)	CAONREPO	3.500	Annual	03/19/2026	CAD	29,900	0	(55)	(55)	3	0
Pay(5)	CAONREPO	3.500	Annual	06/19/2026		93,200	(115)	57	(58)	4	(3)
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	52	51	1	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	46	44	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		8,350	97	1	98	2	0
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029		4,400	(35)	26	(9)	2	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		19,300	(1,222)	161	(1,061)	0	(14)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		19,300	(1,618)	177	(1,441)	0	(16)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		9,300	(174)	132	(42)	14	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(13)	55	8	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(9)	88	24	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	10	6	7	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(49)	(6)	7	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		2,320	(78)	34	(44)	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/18/2034		3,800	(4)	(10)	(14)	8	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		2,400	(225)	18	(207)	0	(8)
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		2,600	(299)	4	(295)	0	(8)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,000	16	(33)	(17)	0	(4)
Receive(5)	RBACOR	4.335	Annual	09/25/2024	AUD	49,300	0	4	4	0	(1)

							$3,433	$1,133	$4,566	$1,353	$(1,142)

Total Swap Agreements							$3,046	$1,086	$4,132	$1,390	$(1,157)

(i)	Securities with an aggregate market value of $19,819 and cash of $5,366 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,298		$795	$4	$0
	08/2024		$795	NZD	1,298	0	(4)
	10/2024		4,195	CNH	30,022	0	(48)
BOA	07/2024	EUR	2,287		$2,461	12	0
	07/2024	KRW	6,508,741		4,759	38	0
	07/2024		$175	MYR	824	0	0
	07/2024		424	PLN	1,692	0	(4)
	02/2025	CNH	1,571		$220	1	0
	04/2025	DKK	21,000		3,096	32	0
BPS	07/2024	AUD	18,563		12,365	0	(18)
	07/2024	BRL	3,440		684	69	0
	07/2024	CAD	596		436	0	0
	07/2024	CNY	6,857		964	20	0
	07/2024	EUR	3,695		3,976	19	0
	07/2024	KRW	6,460,897		4,707	21	0
	07/2024		$619	BRL	3,440	0	(3)
	07/2024		1,870	CAD	2,553	0	(4)
	07/2024		964	CNH	6,987	0	(7)
	07/2024		6,724	CNY	47,853	0	(42)
	07/2024		736	EUR	684	0	(4)
	07/2024		18,668	GBP	14,614	0	(194)
	07/2024		300	IDR	4,915,917	0	0
	07/2024		100	ILS	372	0	(2)
	07/2024		411	KRW	570,635	3	0
	07/2024		831	NZD	1,352	0	(7)
	07/2024		8,015	PLN	32,416	47	(11)
	07/2024		439	SEK	4,620	0	(3)
	07/2024		6,886	SGD	9,339	1	0
	08/2024	SGD	9,325		$6,886	0	(1)
	08/2024		$11,890	AUD	17,829	14	0
	09/2024	CNH	20,469		$2,853	33	0
	09/2024	COP	1,682,166		420	19	0
	09/2024	INR	121,845		1,458	0	0
	09/2024	TWD	105,092		3,266	25	0
	09/2024		$42,200	CNH	301,952	0	(598)
	09/2024		602	INR	50,406	1	0
	09/2024		747	MXN	13,926	5	0
	09/2024		361	TWD	11,614	0	(3)
	10/2024		36,578	CNH	261,918	0	(396)
	12/2024		470		3,371	0	(3)
	01/2025	CNH	4,372		$612	4	0
	04/2025	BRL	17,800		3,189	102	0
	05/2029	KWD	511		1,756	51	0
	07/2029		65		222	7	0
BRC	07/2024	CNH	7,637		1,055	9	0
	07/2024	CNY	898		126	2	0
	07/2024	DKK	5,848		851	12	0
	07/2024	MXN	6,061		328	0	(3)
	07/2024	SGD	1,318		976	4	0
	07/2024		$2,145	CHF	1,912	0	(17)
	07/2024		252	CNY	1,796	0	(2)
	07/2024		1,108	NOK	11,661	0	(16)
	07/2024		501	PLN	2,002	0	(4)
	07/2024		1,011	RON	4,660	0	(9)
	07/2024		2	THB	62	0	0
	08/2024	AUD	966		$643	0	(1)
	08/2024		$168	SGD	227	0	0
	09/2024	MXN	3,561		$191	0	(2)
	09/2024		$69	CLP	64,212	0	(1)
	09/2024		1,077	CNH	7,753	0	(9)
	09/2024		1,857	MXN	35,356	53	0
	10/2024		2,644	CNH	18,947	0	(26)
	10/2024		4,246	JPY	639,997	0	(213)
	02/2025		220	CNH	1,570	0	(1)
	04/2025	JPY	270,000		$1,844	94	0
	05/2025		310,000		2,120	103	0
BSH	07/2024	BRL	6,600		1,309	128	0
	07/2024		$1,187	BRL	6,600	0	(7)
CBK	07/2024	BRL	20,208		$3,635	20	0
	07/2024	CHF	588		646	0	(8)
	07/2024	CNY	15,886		2,231	28	0
	07/2024	PEN	5,535		1,463	23	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

	07/2024	SEK	24,955		2,350	0	(4)
	07/2024		$779	AUD	1,179	8	0
	07/2024		3,709	BRL	20,208	0	(94)
	07/2024		1,057	CNH	7,660	0	(7)
	07/2024		2,365	CNY	16,836	0	(26)
	07/2024		1,204	DKK	8,365	0	(2)
	07/2024		4,460	GBP	3,488	0	(51)
	07/2024		499	KRW	680,131	0	(5)
	07/2024		726	PEN	2,767	0	(6)
	07/2024		675	PLN	2,667	0	(13)
	07/2024		4,280	THB	156,669	0	(5)
	08/2024	BRL	20,276		$3,709	95	0
	09/2024	COP	3,390,384		820	17	(4)
	09/2024	INR	7,281		87	0	0
	09/2024	TWD	37,935		1,177	7	0
	09/2024		$167	CLP	152,361	0	(5)
	09/2024		3,290	INR	275,082	2	(2)
	09/2024		602	MXN	11,374	13	0
	10/2024		769	JPY	110,000	0	(76)
	01/2025		612	CNH	4,369	0	(5)
	01/2026	JPY	110,000		$810	76	0
DUB	07/2024	KRW	3,265,905		2,374	5	0
	07/2024	MYR	24,525		5,202	0	0
	07/2024		$1,219	CLP	1,127,568	0	(21)
	07/2024		898	PLN	3,531	0	(22)
	08/2024	BRL	2,092		$406	34	0
	09/2024		$212	CLP	194,633	0	(5)
	09/2024		5,340	CNH	38,453	0	(42)
	10/2024		2,192	JPY	330,003	0	(112)
	04/2025	JPY	390,000		$2,664	136	0
FAR	07/2024	NZD	2,494		1,521	2	0
	07/2024		$12,102	AUD	18,163	15	0
	07/2024		221,262	EUR	203,150	0	(3,698)
	07/2024		93,631	JPY	14,621,602	0	(2,752)
	07/2024		1,864	NZD	3,026	0	(21)
	08/2024		1,521		2,494	0	(2)
GLM	07/2024	BRL	11,100		$2,072	86	0
	07/2024	CNY	361		51	1	0
	07/2024	MXN	5,930		319	0	(4)
	07/2024	MYR	1,902		404	0	0
	07/2024		$2,050	BRL	11,100	0	(64)
	07/2024		109	CNY	775	0	(1)
	07/2024		548	PLN	2,164	0	(10)
	07/2024		1,549	ZAR	28,342	7	0
	08/2024		3,392	BRL	17,401	0	(291)
	10/2024		3,279	JPY	480,000	0	(255)
	04/2025	BRL	35,100		$6,323	237	0
	06/2025	JPY	180,000		1,201	25	0
	01/2026		300,000		2,229	226	0
IND	07/2024	CNY	17,446		2,448	47	0
	07/2024		$4,896	CNY	34,899	0	(50)
	07/2024		3,527	JPY	552,600	0	(93)
JPM	07/2024	BRL	5,087		$977	67	0
	07/2024	CHF	2,635		2,933	3	(3)
	07/2024	CNY	5,607		786	8	0
	07/2024	DKK	5,283		758	0	(1)
	07/2024	EUR	3,277		3,507	0	(3)
	07/2024	KRW	4,030,570		2,922	0	(2)
	07/2024	SGD	8,021		5,955	39	0
	07/2024		$916	BRL	5,087	0	(7)
	07/2024		1,593	CHF	1,408	0	(26)
	07/2024		263	CLP	240,600	0	(7)
	07/2024		14	CNY	103	0	0
	07/2024		1,091	GBP	861	0	(2)
	07/2024		7,798	IDR	126,470,985	0	(68)
	07/2024		199	ILS	738	0	(4)
	07/2024		726	PLN	2,882	0	(11)
	07/2024		1,978	TRY	67,298	64	0
	07/2024		2,916	ZAR	53,686	31	0
	08/2024		2,547	CHF	2,277	0	(3)
	08/2024		786	CNY	5,611	0	0
	08/2024		758	DKK	5,274	1	0
	08/2024		1,776	TRY	62,354	18	0
	09/2024	TWD	57,613		$1,789	13	0
	09/2024		$479	BRL	2,617	0	(14)
	09/2024		448	INR	37,521	1	0
	09/2024		3,715	MXN	67,221	0	(84)
	10/2024	CNH	4,577		$640	7	0
	10/2024	JPY	800,000		6,444	1,402	0
	10/2024		$12,056	CNH	86,323	0	(131)
	12/2024	CNH	3,372		$470	3	0
	04/2025	BRL	400		71	2	0
MBC	07/2024	CAD	10,126		7,396	0	(6)
	07/2024	CNH	6,969		963	8	0
	07/2024	IDR	33,626,414		2,040	0	(15)
	07/2024	JPY	15,104,743		94,081	199	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

07/2024	NOK	9,071	852	2	0
07/2024	$5,557	CAD	7,567	0	(26)
07/2024	3,858	CHF	3,437	0	(32)
07/2024	2,014	CZK	46,452	0	(28)
07/2024	2,217	DKK	15,455	2	0
07/2024	411	EUR	383	0	(1)
07/2024	3,554	GBP	2,790	0	(27)
07/2024	3,434	SEK	35,735	0	(62)
08/2024	JPY	110,200	$689	1	0
08/2024	$7,396	CAD	10,119	6	0
08/2024	94,081	JPY	15,034,041	0	(197)
08/2024	851	NOK	9,064	0	(2)
09/2024	963	CNH	6,931	0	(8)
09/2024	426	TWD	13,704	0	(3)
10/2024	JPY	760,000	$6,094	1,305	0
12/2024	CNH	5,475	767	8	0
12/2024	$767	CNH	5,473	0	(8)
01/2025	DKK	5,400	$793	9	0
MYI	07/2024	BRL	12,676	2,454	186	0
07/2024	DKK	3,626	520	0	(1)
07/2024	EUR	3,816	4,092	5	0
07/2024	HUF	287,061	773	0	(4)
07/2024	NOK	2,590	243	0	0
07/2024	PLN	2,484	633	16	0
07/2024	SEK	15,419	1,460	5	0
07/2024	$2,280	BRL	12,676	0	(13)
07/2024	1,892	CNY	13,468	0	(9)
07/2024	800	NZD	1,304	0	(6)
08/2024	519	DKK	3,620	1	0
08/2024	243	NOK	2,588	0	0
08/2024	1,460	SEK	15,395	0	(5)
09/2024	TWD	22,919	$714	8	0
09/2024	$299	INR	25,045	0	0
RBC	07/2024	GBP	21,753	$27,585	87	0
08/2024	$27,590	GBP	21,753	0	(87)
RYL	07/2024	AUD	779	$520	0	0
SCX	07/2024	CNY	26,984	3,786	73	0
07/2024	EUR	191,142	204,797	93	0
07/2024	IDR	164,120	10	0	0
07/2024	KRW	3,524,781	2,585	28	0
07/2024	$4,564	CNY	32,484	0	(88)
07/2024	ZAR	810	$44	0	(1)
08/2024	$202,418	EUR	188,651	0	(87)
09/2024	CNH	17,235	$2,401	27	0
09/2024	TWD	33,313	1,033	6	0
09/2024	$2,219	INR	185,689	3	0
09/2024	472	TWD	15,167	0	(4)
10/2024	CNH	3,213	$446	2	0
SSB	07/2024	COP	1,061,077	267	12	0
07/2024	JPY	70,400	445	7	0
09/2024	COP	669,142	167	8	0
09/2024	$524	CLP	483,134	0	(10)
TOR	07/2024	CHF	16	$17	0	0
07/2024	NZD	1,890	1,158	6	0
08/2024	$1,270	COP	5,093,126	0	(51)
08/2024	1,158	NZD	1,890	0	(6)
UAG	07/2024	CHF	3,516	$3,891	0	(23)
07/2024	DKK	9,052	1,315	15	0
07/2024	ILS	4,264	1,151	21	0

Total Forward Foreign Currency Contracts	$5,851	$(10,595)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	100	$12	$26
Call - OTC USD versus CNH	7.400	12/06/2024	150	14	21
Call - OTC USD versus CNH	7.325	01/14/2025	100	10	16
Call - OTC USD versus CNH	7.400	01/14/2025	90	7	11
Call - OTC USD versus CNH	7.400	01/23/2025	170	16	22
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	140	15	21
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	170	18	32
Call - OTC USD versus CNH	7.450	02/14/2025	170	16	19
MBC	Call - OTC USD versus CNH	7.350	12/06/2024	200	19	37
Call - OTC USD versus CNH	7.375	02/14/2025	120	12	16

$139	$221

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	19,200	$38	$47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	2,800	101	124
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	700	26	32
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	13,800	37	35
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	2,600	78	96
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	3,700	128	157
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	800	33	37

							$441	$528

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	2,400	$182	$1,154

Total Purchased Options							$762	$1,903

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	19,200	$(19)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	10,800	(103)	(119)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(956)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	2,700	(26)	(31)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	13,800	(21)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	10,000	(78)	(91)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	2,700	(27)	(29)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	11,500	(101)	(120)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	3,100	(34)	(38)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	3,800	(13)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	3,800	(13)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,600	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,600	(6)	(9)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,300	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	3,300	(12)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	3,300	(12)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,300	(5)	(8)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(2)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	2,400	(7)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	2,400	(7)	(11)

Total Written Options							$(766)	$(1,465)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$1,900	$(55)	$1	$0	$(54)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	1,900	(56)	1	0	(55)

$(111)	$2	$0	$(109)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$1,900	$(46)	$61	$15	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189	1,300	(32)	43	11	0

$(78)	$104	$26	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Appreciation/ Payable/ Appreciation/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$(36)	$32	$0
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$5,881	JPY	869,200	(25)	6	0	(19)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	7,052	1,035,500	(24)	5	0	(19)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	26,796	3,924,100	242	21	263	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	7,056	1,034,100	(10)	6	0	(4)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	5,031	704,300	259	4	263	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	5,824	859,100	(13)	6	0	(7)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	13,467	1,876,000	728	13	741	0
Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	10,400	$7,176	2	27	29	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	29	0	(11)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$11,264	JPY	1,569,100	676	12	688	0

$1,863	$93	$2,016	$(60)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR(8)	3.500%	Quarterly	09/18/2029	MYR	5,530	$8	$0	$8	$0
BPS	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2029	2,380	(2)	0	0	(2)
CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	1,260	2	0	2	0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	15,810	21	(4)	17	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	20,930	133	(104)	29	0
JPM	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	1,300	2	0	2	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	3,480	7	0	7	0
SCX	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	3,000	4	0	4	0
Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	660	1	0	1	0

$176	$(108)	$70	$(2)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	$19,620	$251	$(100)	$151	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	13,080	165	(208)	0	(43)

								$416	$(308)	$151	$(43)

Total Swap Agreements								$2,266	$(217)	$2,263	$(214)

(k)

Securities with an aggregate market value of $7,083 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)				This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$380	$0	$380
Australia
Non-Agency Mortgage-Backed Securities	0	3	0	3
Sovereign Issues	0	1,042	0	1,042
Brazil
Sovereign Issues	0	8,827	0	8,827
Canada
Corporate Bonds & Notes	0	3,014	0	3,014
Non-Agency Mortgage-Backed Securities	0	2,188	0	2,188
Sovereign Issues	0	24,317	0	24,317
Cayman Islands
Asset-Backed Securities	0	44,391	0	44,391
Corporate Bonds & Notes	0	2,499	0	2,499
Sovereign Issues	0	810	0	810
Chile
Sovereign Issues	0	792	0	792
China
Sovereign Issues	0	12,820	0	12,820
Denmark
Corporate Bonds & Notes	0	5,178	0	5,178
France
Corporate Bonds & Notes	0	4,370	0	4,370
Sovereign Issues	0	18,173	0	18,173
Germany
Corporate Bonds & Notes	0	4,066	0	4,066
Sovereign Issues	0	2,965	0	2,965
Hungary
Sovereign Issues	0	1,446	0	1,446
Ireland
Asset-Backed Securities	0	14,902	0	14,902
Corporate Bonds & Notes	0	1,480	0	1,480
Non-Agency Mortgage-Backed Securities	0	2,311	0	2,311
Israel
Sovereign Issues	0	6,638	0	6,638
Italy
Corporate Bonds & Notes	0	4,455	0	4,455
Sovereign Issues	0	1,395	0	1,395
Japan
Corporate Bonds & Notes	0	925	0	925
Sovereign Issues	0	38,933	0	38,933
Malaysia
Corporate Bonds & Notes	0	1,237	0	1,237
Sovereign Issues	0	10,114	0	10,114
Mexico
Sovereign Issues	0	482	0	482
Netherlands
Corporate Bonds & Notes	0	2,501	0	2,501
New Zealand
Sovereign Issues	0	500	0	500
Norway
Sovereign Issues	0	1,370	0	1,370
Peru
Sovereign Issues	0	2,107	0	2,107
Poland
Sovereign Issues	0	5,388	0	5,388
Qatar
Corporate Bonds & Notes	0	502	0	502
Republic of Korea
Sovereign Issues	0	2,504	0	2,504
Romania
Sovereign Issues	0	9,058	0	9,058
Saudi Arabia
Corporate Bonds & Notes	0	675	0	675
Sovereign Issues	0	11,020	0	11,020
Serbia
Sovereign Issues	0	1,687	0	1,687
Singapore
Sovereign Issues	0	6,833	0	6,833
South Korea
Sovereign Issues	0	22,895	0	22,895
Spain
Corporate Bonds & Notes	0	2,397	0	2,397
Sovereign Issues	0	8,857	0	8,857
Supranational
Corporate Bonds & Notes	0	1,137	0	1,137
Switzerland
Corporate Bonds & Notes	0	11,017	0	11,017
United Arab Emirates
Corporate Bonds & Notes	0	618	0	618
United Kingdom
Corporate Bonds & Notes	0	23,298	0	23,298
Non-Agency Mortgage-Backed Securities	0	11,751	0	11,751
Sovereign Issues	0	13,261	0	13,261
United States

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Asset-Backed Securities	0	13,747	101	13,848
Corporate Bonds & Notes	0	50,339	0	50,339
Loan Participations and Assignments	0	1,556	0	1,556
Municipal Bonds & Notes	0	1,707	0	1,707
Non-Agency Mortgage-Backed Securities	0	88,734	1,142	89,876
U.S. Government Agencies	0	325,970	0	325,970
U.S. Treasury Obligations	0	68,507	0	68,507
Short-Term Instruments
Repurchase Agreements	0	583	0	583
Hungary Treasury Bills	0	1,872	0	1,872
Japan Treasury Bills	0	7,140	0	7,140
U.S. Treasury Bills	0	7	0	7

	$0	$919,691	$1,243	$920,934
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,340	$0	$0	$7,340

Total Investments	$7,340	$919,691	$1,243	$928,274

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(141,036)	$0	$(141,036)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	390	1,726	0	2,116
Over the counter	0	10,017	0	10,017

	$390	$11,743	$0	$12,133
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(413)	(1,165)	0	(1,578)
Over the counter	0	(12,274)	0	(12,274)

	$(413)	$(13,439)	$0	$(13,852)

Total Financial Derivative Instruments	$(23)	$(1,696)	$0	$(1,719)

Totals	$7,317	$776,959	$1,243	$785,519

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Altice France SA 9.406% (EURO03M + 5.500%) due 08/15/2028	EUR	950	$758
Asplundh Tree Expert LLC 7.096% due 05/23/2031		$1,000	1,001
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028		12,659	12,691
Broadcom Inc. TBD% due 08/14/2026 «		6,000	5,970
Caesars Entertainment Corp. 8.097% due 02/06/2031		11,000	11,022
Carnival Corp. 8.094% due 08/08/2027		5,570	5,605
Castlelake LP 8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~		22,710	21,148
Cedar Fair LP 7.329% due 05/01/2031		3,900	3,898
Charter Communications Operating LLC
7.052% due 02/01/2027		7,697	7,696
7.302% - 7.312% due 12/07/2030		13,930	13,788
Chromalloy Corp. 9.058% due 03/27/2031		8,400	8,436
Citadel Securities LP 7.594% due 07/29/2030		2,779	2,791
Concentra Health Services Inc. TBD% due 06/26/2031 «		800	804
Cotiviti, Inc. 8.579% due 05/01/2031		17,357	17,313
Delos Aircraft Designated Activity Co. 7.085% due 10/31/2027		17,400	17,517
DirecTV Financing LLC 10.708% due 08/02/2029		1,051	1,047
Encina Private Credit LLC TBD% - 9.200% due 11/30/2025 «µ		8,256	8,048
Modena Buyer LLC TBD% due 04/18/2031		3,900	3,812
Oi SA
TBD% - 15.500% (PRIME + 7.000%) due 12/15/2024 ~		212	211
12.500% due 09/07/2024		1,516	1,509
Ontario Gaming GTA LP 9.585% due 08/01/2030		5,871	5,906
Project Hudson II 7.730% due 05/29/2026 «		6,000	6,026
Setanta Aircraft Leasing Designated Activity Co. 7.085% due 11/05/2028		5,000	5,034
SkyMiles IP Ltd. 9.075% due 10/20/2027		1,116	1,144
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031		1,796	1,806
Wand NewCo 3, Inc. 9.094% due 01/30/2031		1,200	1,209
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,541	1,032

Total Loan Participations and Assignments (Cost $169,040)			167,222

CORPORATE BONDS & NOTES 71.4%
BANKING & FINANCE 33.6%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		11,300	11,148
2.875% due 08/14/2024		9,900	9,861
3.000% due 10/29/2028		1,466	1,333
3.650% due 07/21/2027		2,770	2,630
3.875% due 01/23/2028		1,425	1,351
Agree LP
4.800% due 10/01/2032		500	470
5.625% due 06/15/2034		1,300	1,287
AIA Group Ltd. 3.200% due 09/16/2040		800	586
Air Lease Corp. 5.200% due 07/15/2031		1,100	1,075
Aircastle Ltd.
2.850% due 01/26/2028		4,000	3,621

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.250% due 06/15/2026		4,400	4,288
5.950% due 02/15/2029		1,400	1,400
6.500% due 07/18/2028		2,140	2,181
Alamo Re Ltd.
13.105% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		2,400	2,366
16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~		2,400	2,373
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		3,000	1,809
3.450% due 04/30/2025		4,600	4,516
3.550% due 03/15/2052		2,700	1,812
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(d)		3,100	186
Ally Financial, Inc.
4.625% due 03/30/2025		3,600	3,567
4.750% due 06/09/2027		3,400	3,317
5.800% due 05/01/2025		1,500	1,499
6.700% due 02/14/2033		1,000	995
6.848% due 01/03/2030 •		7,500	7,709
6.992% due 06/13/2029 •		5,700	5,917
8.000% due 11/01/2031		14,400	15,901
American Assets Trust LP 3.375% due 02/01/2031		17,000	13,938
American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,626
3.375% due 07/15/2051		500	326
3.625% due 04/15/2032		1,600	1,400
4.250% due 02/15/2028		3,667	3,515
American Tower Corp.
1.875% due 10/15/2030		8,700	7,086
2.750% due 01/15/2027		23,000	21,586
2.950% due 01/15/2025		26,500	26,090
2.950% due 01/15/2051 (m)		34,500	21,601
3.375% due 10/15/2026		1,600	1,529
3.650% due 03/15/2027		5,000	4,790
3.800% due 08/15/2029		11,030	10,256
3.950% due 03/15/2029		5,470	5,164
4.000% due 06/01/2025		12,700	12,501
4.400% due 02/15/2026		7,481	7,351
5.800% due 11/15/2028		9,717	9,909
5.900% due 11/15/2033		15,000	15,369
Antares Holdings LP
2.750% due 01/15/2027		7,000	6,362
3.750% due 07/15/2027		6,250	5,722
3.950% due 07/15/2026		13,950	13,197
6.500% due 02/08/2029		1,000	985
7.950% due 08/11/2028		4,200	4,354
Aon North America, Inc. 5.125% due 03/01/2027		11,100	11,085
Ares Capital Corp.
2.875% due 06/15/2027		14,100	12,911
5.950% due 07/15/2029		6,200	6,097
Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	12,397
4.125% due 06/30/2051 •		4,900	4,577
Ares Management Corp. 6.375% due 11/10/2028		15,500	16,158
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		2,100	2,090
Aroundtown SA 5.375% due 03/21/2029		1,200	1,069
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	6,205
3.600% due 09/15/2051		4,800	3,339
6.125% due 09/15/2028		8,000	8,244
Athene Global Funding
5.516% due 03/25/2027		18,200	18,253
5.583% due 01/09/2029		6,000	6,027
5.684% due 02/23/2026		6,300	6,318
AvalonBay Communities, Inc. 2.950% due 05/11/2026		300	288
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	15,410
4.875% due 10/01/2025		10,591	10,455
5.375% due 07/15/2029		5,500	5,438
6.250% due 04/15/2028		1,500	1,531
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	5,925
2.528% due 11/18/2027		9,259	8,332
3.250% due 02/15/2027		8,600	8,051
4.250% due 04/15/2026		22,844	22,198
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	16,499
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	8,953
3.625% due 09/24/2024		6,125	6,546

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA 7.883% due 11/15/2034 •		$4,000	4,362
Banco BTG Pactual SA
2.750% due 01/11/2026		5,900	5,602
4.500% due 01/10/2025		7,800	7,729
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	9,000	2,327
Banco General SA 4.125% due 08/07/2027		$3,900	3,717
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		6,750	6,537
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		8,800	8,767
Banco Santander SA
4.175% due 03/24/2028 •		1,600	1,543
5.538% due 03/14/2030 •		2,000	1,986
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	14,759
1.898% due 07/23/2031 •		19,100	15,739
2.299% due 07/21/2032 •		26,300	21,538
2.551% due 02/04/2028 •		52,400	48,918
2.687% due 04/22/2032 •		17,500	14,796
2.972% due 02/04/2033 •		27,000	22,858
3.093% due 10/01/2025 •		10,000	9,931
3.593% due 07/21/2028 •		8,000	7,617
3.824% due 01/20/2028 •		1,800	1,735
3.970% due 03/05/2029 •		18,700	17,885
4.571% due 04/27/2033 •		16,600	15,661
5.015% due 07/22/2033 •		6,500	6,356
5.288% due 04/25/2034 •		12,800	12,673
5.819% due 09/15/2029 •		7,600	7,761
8.050% due 06/15/2027		12,000	12,716
Bank of America NA
5.526% due 08/18/2026		10,000	10,073
6.000% due 10/15/2036		4,600	4,838
Bank of Montreal 4.689% due 07/28/2029		5,000	4,982
Bank of Nova Scotia
8.000% due 01/27/2084 •(j)		2,600	2,691
8.209% (TSFR3M + 2.910%) due 10/12/2024 ~(i)(j)		368	360
Bank One Michigan 8.250% due 11/01/2024		150	151
Barclays PLC
4.375% due 01/12/2026		32,965	32,424
5.690% due 03/12/2030 •		2,700	2,708
6.224% due 05/09/2034 •		12,200	12,508
6.496% due 09/13/2027 •		13,000	13,219
6.692% due 09/13/2034 •		3,700	3,925
8.000% due 03/15/2029 •(i)(j)		5,800	5,903
Bayou Re Ltd.
13.855% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		900	897
23.855% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		1,100	1,084
BBVA Bancomer SA
1.875% due 09/18/2025		1,000	955
8.125% due 01/08/2039 •(j)		10,000	10,133
8.450% due 06/29/2038 •(j)		10,000	10,314
BGC Group, Inc.
3.750% due 10/01/2024		10,000	9,924
4.375% due 12/15/2025		10,000	9,737
8.000% due 05/25/2028		5,000	5,270
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	11,793
2.000% due 01/30/2032		$5,600	4,411
2.800% due 09/30/2050		5,300	3,155
4.450% due 07/15/2045		2,300	1,921
5.000% due 06/15/2044		3,900	3,570
Blackstone Private Credit Fund
2.350% due 11/22/2024		6,700	6,604
4.700% due 03/24/2025		5,400	5,347
Blackstone Secured Lending Fund 5.875% due 11/15/2027		12,200	12,116
Block Financial LLC 3.875% due 08/15/2030		11,800	10,822
Blue Owl Capital Corp. 2.875% due 06/11/2028 (m)		4,600	4,070
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,239
4.375% due 02/15/2032		11,700	10,418
6.250% due 04/18/2034		4,200	4,214
BNP Paribas SA
3.132% due 01/20/2033 •		4,400	3,705
4.400% due 08/14/2028		4,900	4,707
8.500% due 08/14/2028 •(i)(j)		11,400	11,705
BPCE SA
5.716% due 01/18/2030 •		5,250	5,241
6.612% due 10/19/2027 •		13,000	13,206

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Brandywine Operating Partnership LP
3.950% due 11/15/2027		4,975	4,514
4.550% due 10/01/2029		500	436
Brixmor Operating Partnership LP
3.850% due 02/01/2025		5,475	5,416
3.900% due 03/15/2027		300	288
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,306
Brookfield Capital Finance LLC 6.087% due 06/14/2033		6,300	6,482
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,431
3.900% due 01/25/2028		12,700	12,126
4.850% due 03/29/2029		6,725	6,610
Brown & Brown, Inc.
4.200% due 09/15/2024		1,000	996
4.950% due 03/17/2052		400	341
CaixaBank SA
5.673% due 03/15/2030 •		2,800	2,789
6.037% due 06/15/2035 •		2,000	2,006
Camden Property Trust 3.500% due 09/15/2024		800	796
Cantor Fitzgerald LP
4.500% due 04/14/2027		300	289
7.200% due 12/12/2028		21,000	21,607
Cape Lookout Re Ltd. 13.355% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		12,000	11,882
Capital One Financial Corp. 6.312% due 06/08/2029 •		11,500	11,770
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,774
Caterpillar Financial Services Corp. 1.450% due 05/15/2025		405	392
CBRE Services, Inc. 5.950% due 08/15/2034		2,400	2,431
Charles River Re Ltd. 12.105% due 05/10/2031 •		300	299
Charles Schwab Corp. 6.196% due 11/17/2029 •		4,200	4,370
Chubb INA Holdings, Inc. 3.350% due 05/03/2026		350	339
CI Financial Corp.
3.200% due 12/17/2030		7,600	5,994
4.100% due 06/15/2051		3,600	2,330
7.500% due 05/30/2029		5,600	5,550
Citibank NA
5.488% due 12/04/2026		9,000	9,052
5.570% due 04/30/2034		1,000	1,016
Citigroup, Inc.
3.200% due 10/21/2026		18,190	17,351
4.075% due 04/23/2029 •		5,260	5,044
4.412% due 03/31/2031 •		5,000	4,767
5.174% due 02/13/2030 •		5,600	5,569
5.449% due 06/11/2035 •		22,800	22,630
5.827% due 02/13/2035 •		6,100	6,039
CNA Financial Corp.
5.125% due 02/15/2034		1,600	1,550
5.500% due 06/15/2033		10,900	10,878
Constellation Insurance, Inc. 6.800% due 01/24/2030		21,100	20,648
Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		200	201
5.550% due 03/01/2028		400	400
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		20,100	19,011
3.750% due 07/21/2026		510	491
Corebridge Financial, Inc.
3.650% due 04/05/2027		7,600	7,276
3.850% due 04/05/2029		8,400	7,877
6.875% due 12/15/2052 •		5,500	5,554
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	202	87
Corporate Office Properties LP 2.250% due 03/15/2026		$9,800	9,257
CoStar Group, Inc. 2.800% due 07/15/2030		12,400	10,491
Credit Agricole SA
4.125% due 01/10/2027		275	266
7.500% due 06/23/2026 •(i)(j)	GBP	300	377
Crown Castle, Inc.
3.200% due 09/01/2024		$6,200	6,169
3.650% due 09/01/2027		2,443	2,323
3.700% due 06/15/2026		4,230	4,090
3.800% due 02/15/2028		15,524	14,714
4.000% due 03/01/2027		3,100	2,995
4.300% due 02/15/2029		8,680	8,295

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.450% due 02/15/2026		15,300	15,041
CubeSmart LP
2.250% due 12/15/2028		3,200	2,820
4.375% due 02/15/2029		3,625	3,478
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		19,100	18,431
Danske Bank AS 5.427% due 03/01/2028 •		3,000	3,003
Deutsche Bank AG
2.129% due 11/24/2026 •		30,800	29,239
2.625% due 12/16/2024	GBP	14,300	17,832
3.547% due 09/18/2031 •		$6,900	6,077
5.625% due 05/19/2031 •	EUR	5,500	5,980
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,257
Discover Financial Services 4.500% due 01/30/2026		$4,200	4,119
DOC DR LLC 3.950% due 01/15/2028		5,400	5,167
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	6,267
East Lane Re Ltd. 14.605% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		5,700	5,720
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,149
Encore Capital Group, Inc. 8.500% due 05/15/2030		3,700	3,771
EPR Properties
3.600% due 11/15/2031		1,000	834
4.500% due 04/01/2025		7,200	7,124
4.500% due 06/01/2027		9,400	8,996
4.750% due 12/15/2026		8,000	7,734
4.950% due 04/15/2028		2,600	2,490
Equitable Holdings, Inc. 5.594% due 01/11/2033		5,900	5,981
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	200	194
Essex Portfolio LP 3.500% due 04/01/2025		$1,875	1,844
Everglades Re II Ltd.
15.855% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		300	299
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		300	299
18.105% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		300	299
Extra Space Storage LP 3.875% due 12/15/2027		7,080	6,758
F&G Global Funding 5.875% due 06/10/2027		4,000	3,981
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	16,779
4.625% due 04/29/2030		$7,700	7,346
6.000% due 12/07/2033		6,300	6,403
6.350% due 03/22/2054		1,400	1,403
Fidelity National Financial, Inc. 3.200% due 09/17/2051		4,500	2,777
First American Financial Corp. 4.600% due 11/15/2024		5,115	5,084
Fish Pond Re Ltd. 9.355% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		4,000	4,008
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	3,038
2.386% due 02/17/2026		200	209
2.900% due 02/16/2028		$1,734	1,569
3.250% due 09/15/2025	EUR	2,100	2,231
3.375% due 11/13/2025		$2,900	2,808
4.125% due 08/17/2027		4,372	4,156
4.389% due 01/08/2026		1,200	1,175
4.488% due 12/01/2024 •	EUR	400	429
4.535% due 03/06/2025	GBP	3,400	4,266
5.800% due 03/05/2027		$5,800	5,802
5.800% due 03/08/2029		17,000	16,948
5.850% due 05/17/2027		7,000	7,002
6.950% due 03/06/2026		2,887	2,935
6.950% due 06/10/2026		3,985	4,063
7.350% due 11/04/2027		5,900	6,151
7.350% due 03/06/2030		4,815	5,098
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,439
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,200	2,127
12.000% due 10/01/2028		6,900	7,416
FS KKR Capital Corp.
1.650% due 10/12/2024		8,500	8,392
3.125% due 10/12/2028		3,800	3,301
6.875% due 08/15/2029		9,600	9,522
7.875% due 01/15/2029		6,400	6,609

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

GA Global Funding Trust 5.500% due 01/08/2029		5,000	5,003
GGAM Finance Ltd. 8.000% due 02/15/2027		3,400	3,514
Global Atlantic Fin Co.
4.400% due 10/15/2029		15,800	14,725
6.750% due 03/15/2054		900	891
Globe Life, Inc. 2.150% due 08/15/2030		23,200	18,643
GLP Capital LP
3.350% due 09/01/2024		2,900	2,891
4.000% due 01/15/2030		3,200	2,934
4.000% due 01/15/2031		3,300	2,961
5.250% due 06/01/2025		17,955	17,818
5.300% due 01/15/2029		13,737	13,545
5.750% due 06/01/2028		6,300	6,308
6.750% due 12/01/2033		2,700	2,840
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,450
2.615% due 04/22/2032 •		9,000	7,570
3.272% due 09/29/2025 •		18,010	17,895
3.691% due 06/05/2028 •		26,100	24,975
3.850% due 01/26/2027		1,125	1,087
4.223% due 05/01/2029 •		27,247	26,235
6.484% due 10/24/2029 •		23,000	24,018
Golub Capital BDC, Inc. 7.050% due 12/05/2028		4,000	4,086
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,534
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	19,783
Guardian Life Global Funding 1.100% due 06/23/2025		4,000	3,833
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (b)		3,100	3,038
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,052
HAT Holdings LLC 8.000% due 06/15/2027		8,598	8,950
Healthcare Realty Holdings LP 3.750% due 07/01/2027		150	142
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,306
Highwoods Realty LP
3.050% due 02/15/2030		5,600	4,752
4.125% due 03/15/2028		2,200	2,057
4.200% due 04/15/2029		4,000	3,668
Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,673
3.375% due 12/15/2029		5,300	4,732
3.500% due 09/15/2030		4,900	4,332
4.000% due 06/15/2025		10,277	10,108
5.700% due 07/01/2034		1,400	1,377
HPS Corporate Lending Fund
6.250% due 09/30/2029		1,800	1,781
6.750% due 01/30/2029		4,900	4,938
HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	15,005
2.013% due 09/22/2028 •		1,000	898
2.099% due 06/04/2026 •		24,400	23,594
2.357% due 08/18/2031 •		8,532	7,132
2.633% due 11/07/2025 •		19,500	19,275
2.848% due 06/04/2031 •		1,055	912
3.973% due 05/22/2030 •		2,600	2,431
4.250% due 08/18/2025		825	811
4.375% due 11/23/2026		300	292
4.583% due 06/19/2029 •		8,476	8,195
4.750% due 07/04/2029 •(i)(j)	EUR	4,300	4,323
5.875% due 09/28/2026 •(i)(j)	GBP	14,400	17,611
Hudson Pacific Properties LP
3.250% due 01/15/2030		$15,300	10,586
4.650% due 04/01/2029		4,600	3,548
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	2,699
ING Groep NV
4.250% due 05/16/2031 •(i)(j)		2,900	2,265
5.750% due 11/16/2026 •(i)(j)		1,800	1,732
8.000% due 05/16/2030 •(i)(j)		6,000	6,126
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	13,165
4.000% due 09/15/2027		7,000	6,773
4.350% due 06/15/2029		3,900	3,775
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,135
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	497

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.710% due 01/15/2026		2,200	2,180
6.625% due 06/20/2033		7,416	7,651
7.200% due 11/28/2033		8,869	9,489
7.800% due 11/28/2053		700	770
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,589
4.150% due 04/15/2032		2,000	1,826
5.450% due 08/15/2030		5,200	5,211
5.500% due 08/15/2033		3,400	3,353
JAB Holdings BV 2.200% due 11/23/2030		7,153	5,766
Jefferies Financial Group, Inc. 5.875% due 07/21/2028		5,850	5,911
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		5,000	4,593
2.182% due 06/01/2028 •		6,900	6,334
2.301% due 10/15/2025 •		21,000	20,791
2.545% due 11/08/2032 •		10,000	8,330
2.580% due 04/22/2032 •		9,600	8,112
2.739% due 10/15/2030 •		6,900	6,107
3.540% due 05/01/2028 •		10,100	9,642
3.702% due 05/06/2030 •		16,000	14,965
3.782% due 02/01/2028 •		10,000	9,636
4.005% due 04/23/2029 •		21,000	20,085
4.203% due 07/23/2029 •		300	289
4.912% due 07/25/2033 •(m)		20,000	19,432
5.350% due 06/01/2034 •		40,600	40,442
6.087% due 10/23/2029 •		14,800	15,296
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,000
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049		9,000	326
KeyBank NA 4.150% due 08/08/2025		500	490
Kilroy Realty LP
2.500% due 11/15/2032		7,800	5,850
2.650% due 11/15/2033		4,800	3,528
3.050% due 02/15/2030		6,796	5,735
3.450% due 12/15/2024		200	198
4.375% due 10/01/2025		5,050	4,945
Kite Realty Group LP 5.500% due 03/01/2034		900	881
Kizuna RE Pte Ltd. 8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,054
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,530
KKR Group Finance Co. LLC 4.850% due 05/17/2032		2,550	2,451
Lazard Group LLC
4.375% due 03/11/2029		3,046	2,917
4.500% due 09/19/2028		3,500	3,382
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	17,362
Lloyds Bank PLC 0.000% due 04/02/2032 þ		6,200	4,071
Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	10,108
4.375% due 03/22/2028		500	485
4.947% due 06/27/2025 •(i)(j)	EUR	900	951
4.976% due 08/11/2033 •(m)		$4,000	3,824
5.679% due 01/05/2035 •(m)		13,700	13,653
5.985% due 08/07/2027 •		5,200	5,232
8.000% due 09/27/2029 •(i)(j)		1,000	1,025
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	3,955
Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$3,200	3,179
LXP Industrial Trust 2.700% due 09/15/2030		1,800	1,520
Manulife Financial Corp. 4.150% due 03/04/2026		1,970	1,929
Marsh & McLennan Cos., Inc. 5.700% due 09/15/2053		4,300	4,347
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,555
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,358
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		6,300	6,039
1.538% due 07/20/2027 •		8,300	7,683
2.801% due 07/18/2024		32,000	31,955
3.195% due 07/18/2029		8,475	7,731
5.133% due 07/20/2033 •		31,000	30,552
5.354% due 09/13/2028 •		5,200	5,218
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		19,500	15,960

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

2.869% due 09/13/2030 •		12,100	10,702
5.594% due 07/10/2035 •(b)		5,900	5,879
Morgan Stanley
0.000% due 04/02/2032 þ(k)		15,800	10,024
1.593% due 05/04/2027 •		15,200	14,177
1.794% due 02/13/2032 •		36,100	28,985
2.239% due 07/21/2032 •		20,000	16,345
2.475% due 01/21/2028 •		8,200	7,648
3.622% due 04/01/2031 •(m)		3,600	3,305
5.123% due 02/01/2029 •		11,600	11,557
5.173% due 01/16/2030 •		17,400	17,360
5.250% due 04/21/2034 •		1,700	1,674
5.424% due 07/21/2034 •		13,800	13,735
5.449% due 07/20/2029 •		2,000	2,013
5.466% due 01/18/2035 •		5,000	4,989
6.138% due 10/16/2026 •		3,400	3,423
6.250% due 08/09/2026		700	713
6.296% due 10/18/2028 •		5,000	5,161
6.407% due 11/01/2029 •		11,000	11,480
Morgan Stanley Bank NA 5.882% due 10/30/2026		27,000	27,339
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		6,500	6,264
6.150% due 05/17/2029		1,000	979
Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		14,709	14,713
5.450% due 12/12/2028		3,000	3,017
Nasdaq, Inc. 3.850% due 06/30/2026		600	584
National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,226
Nationwide Building Society 6.557% due 10/18/2027 •		4,400	4,491
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	3,975
NatWest Group PLC
4.892% due 05/18/2029 •		18,400	17,994
5.583% due 03/01/2028 •		10,300	10,312
6.621% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,900	2,918
NCL Finance Ltd. 6.125% due 03/15/2028		5,200	5,139
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,501
New York Life Insurance Co. 4.450% due 05/15/2069		3,500	2,819
Newmark Group, Inc. 7.500% due 01/12/2029		8,200	8,436
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		8,000	8,239
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		6,800	5,904
2.750% due 03/09/2028		15,000	13,380
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,228
2.172% due 07/14/2028		9,000	7,949
2.329% due 01/22/2027		3,900	3,607
2.608% due 07/14/2031		4,400	3,624
2.648% due 01/16/2025		1,500	1,475
5.594% due 07/02/2027 (b)		3,500	3,502
5.709% due 01/09/2026		11,200	11,213
5.783% due 07/03/2034 (b)		200	199
5.842% due 01/18/2028		15,000	15,216
6.590% due 07/02/2027 (b)		12,500	12,568
Nordea Bank Abp 3.750% due 03/01/2029 •(i)(j)		5,700	4,767
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	62,454	6,854
1.000% due 10/01/2053		1,881	194
1.500% due 10/01/2052		105,812	11,936
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$1,900	1,868
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	4,266
4.500% due 04/01/2027		2,600	2,518
4.750% due 01/15/2028		700	678
5.250% due 01/15/2026		600	595
OneMain Finance Corp.
5.375% due 11/15/2029		9,600	9,011
7.875% due 03/15/2030		3,200	3,302
Pacific Life Global Funding 1.200% due 06/24/2025		3,300	3,167
Palm RE Ltd. 14.855% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		300	297
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		8,600	5,622

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034		2,800	2,767
Piedmont Operating Partnership LP
6.875% due 07/15/2029		5,600	5,534
9.250% due 07/20/2028		7,000	7,472
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		6,000	6,467
Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,000	4,069
Popular, Inc. 7.250% due 03/13/2028		3,400	3,495
Pricoa Global Funding 0.800% due 09/01/2025		3,300	3,130
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,728
Prologis LP 3.250% due 06/30/2026		168	162
Protective Life Corp.
3.400% due 01/15/2030		14,600	13,025
4.300% due 09/30/2028		10,900	10,497
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	2,042
Public Storage Operating Co. 0.500% due 09/09/2030	EUR	2,200	1,953
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		$3,400	3,384
Realty Income Corp.
3.200% due 01/15/2027		5,100	4,827
3.200% due 02/15/2031		600	526
3.950% due 08/15/2027		2,200	2,122
4.450% due 09/15/2026		4,100	4,002
4.875% due 06/01/2026		6,299	6,245
Regency Centers LP 3.600% due 02/01/2027		2,200	2,113
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		4,000	3,561
Reliance Standard Life Global Funding 2.750% due 01/21/2027		160	148
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		5,600	5,799
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,244
RGA Global Funding
2.700% due 01/18/2029		4,300	3,863
5.500% due 01/11/2031		6,000	5,994
6.000% due 11/21/2028		4,100	4,226
Sabra Health Care LP
3.200% due 12/01/2031		4,850	4,034
3.900% due 10/15/2029		4,700	4,246
Sammons Financial Group, Inc. 6.875% due 04/15/2034		18,968	19,461
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		6,532	6,022
3.244% due 10/05/2026		22,600	21,426
4.500% due 07/17/2025		3,650	3,598
6.499% due 03/09/2029 •		5,900	6,013
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	15,231
6.833% due 11/21/2026 •		2,300	2,331
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,454
1.884% due 07/15/2050		21,000	19,757
SBL Holdings, Inc.
5.000% due 02/18/2031		8,688	7,620
5.125% due 11/13/2026		1,000	963
Sixth Street Lending Partners 6.500% due 03/11/2029		9,500	9,395
Sixth Street Specialty Lending, Inc. 6.125% due 03/01/2029		1,300	1,284
SLM Corp. 4.200% due 10/29/2025		5,400	5,262
Standard Chartered PLC
1.456% due 01/14/2027 •		6,600	6,184
2.819% due 01/30/2026 •		9,200	9,038
3.265% due 02/18/2036 •		2,200	1,853
3.603% due 01/12/2033 •		8,100	6,824
6.170% due 01/09/2027 •		2,200	2,215
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	9,036
Store Capital LLC
2.700% due 12/01/2031		3,800	3,051
2.750% due 11/18/2030		3,200	2,654
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,924
2.696% due 07/16/2024		34,000	33,958
2.750% due 01/15/2030		4,700	4,125

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.464% due 01/13/2026		9,300	9,303
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,200	15,436
Sun Communities Operating LP
2.700% due 07/15/2031		4,800	3,966
4.200% due 04/15/2032		3,100	2,781
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		1,106	130
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)		1,107	111
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		2,218	207
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		3,330	286
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		3,335	249
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		1,568	112
SVB Financial Group
3.500% due 01/29/2025 ^(d)		500	304
4.345% due 04/29/2028 ^(d)		10,700	6,493
Synchrony Bank 5.625% due 08/23/2027		8,000	7,928
Synchrony Financial
3.700% due 08/04/2026		4,100	3,915
3.950% due 12/01/2027		5,600	5,232
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	43,208
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,484	6,699
5.661% due 10/13/2041		3,162	3,953
5.801% due 10/13/2040		5,786	7,308
Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$1,000	1,005
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		500	502
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		300	302
Truist Financial Corp. 7.161% due 10/30/2029 •		5,800	6,160
Trust Fibra Uno
4.869% due 01/15/2030 (m)		2,000	1,757
4.869% due 01/15/2030		250	220
5.250% due 01/30/2026		5,660	5,539
6.390% due 01/15/2050		1,700	1,344
6.950% due 01/30/2044		1,983	1,742
U.S. Bancorp 6.787% due 10/26/2027 •		32,650	33,626
UBS AG
1.250% due 08/07/2026		2,700	2,483
7.500% due 02/15/2028		7,500	8,028
7.950% due 01/09/2025		16,000	16,170
UBS Group AG
1.494% due 08/10/2027 •		14,800	13,582
2.095% due 02/11/2032 •		7,600	6,110
2.593% due 09/11/2025 •		13,400	13,312
2.746% due 02/11/2033 •		4,500	3,679
3.750% due 03/26/2025		7,700	7,595
4.125% due 09/24/2025		10,850	10,643
4.125% due 04/15/2026		600	585
4.282% due 01/09/2028		500	480
4.550% due 04/17/2026		770	757
5.428% due 02/08/2030 •		12,000	11,979
6.246% due 09/22/2029 •		12,800	13,164
9.016% due 11/15/2033 •		9,000	10,854
9.250% due 11/13/2028 •(i)(j)		6,000	6,470
9.250% due 11/13/2033 •(i)(j)		13,200	14,816
UDR, Inc. 3.500% due 01/15/2028		7,425	7,003
UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,309
7.500% due 06/03/2026 •(i)(j)	EUR	6,500	7,131
Unigel Luxembourg SA 8.750% due 03/01/2030 ^«(d)		$1,915	1,915
Unum Group 6.000% due 06/15/2054		1,900	1,827
Ventas Realty LP
3.500% due 02/01/2025		100	99
4.400% due 01/15/2029		125	120
VICI Properties LP
3.875% due 02/15/2029		16,350	15,130
4.125% due 08/15/2030		2,731	2,486
4.500% due 01/15/2028		1,400	1,348
5.125% due 05/15/2032		12,600	12,013
5.750% due 02/01/2027		1,650	1,651
Visa, Inc. 3.150% due 12/14/2025		945	919
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,108

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

W R Berkley Corp. 4.000% due 05/12/2050		1,080	830
WEA Finance LLC 3.750% due 09/17/2024		2,605	2,586
Wells Fargo & Co.
2.164% due 02/11/2026 •		3,100	3,033
2.393% due 06/02/2028 •		30,750	28,327
2.406% due 10/30/2025 •		32,400	32,035
3.000% due 04/22/2026		28,751	27,579
3.000% due 10/23/2026		4,000	3,801
3.196% due 06/17/2027 •		14,670	14,049
3.526% due 03/24/2028 •		17,700	16,886
3.584% due 05/22/2028 •		38,906	37,065
4.540% due 08/15/2026 •		8,500	8,397
5.198% due 01/23/2030 •		9,800	9,761
5.499% due 01/23/2035 •(m)		2,200	2,193
5.557% due 07/25/2034 •		14,300	14,295
5.574% due 07/25/2029 •		17,400	17,561
6.428% (SOFRRATE + 1.070%) due 04/22/2028 ~		15,400	15,483
Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	7,810
4.750% due 05/15/2026		23,200	22,943
7.350% due 07/01/2026		2,000	2,069
7.375% due 03/15/2032		5,657	6,327
Windmill Re DAC 0.000% (EUR003M + 5.250%) due 07/05/2028 «~	EUR	250	268
WP Carey, Inc. 4.250% due 10/01/2026		$9,100	8,872

			4,021,924

INDUSTRIALS 28.1%
7-Eleven, Inc.
0.950% due 02/10/2026		10,210	9,511
1.800% due 02/10/2031		28,950	23,199
AbbVie, Inc.
3.800% due 03/15/2025		100	99
4.250% due 11/21/2049		6,700	5,587
5.050% due 03/15/2034		8,000	7,980
5.350% due 03/15/2044		3,900	3,858
5.400% due 03/15/2054		4,200	4,156
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	2,916
Adobe, Inc. 2.150% due 02/01/2027		190	177
Adventist Health System 2.952% due 03/01/2029		3,000	2,698
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	2,879
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	2,786
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,879	3,552
3.600% due 09/15/2028		2,803	2,664
4.125% due 11/15/2026		5,054	4,949
5.250% due 10/01/2030		3,149	3,112
Aker BP ASA
3.100% due 07/15/2031		12,898	10,988
3.750% due 01/15/2030		4,100	3,757
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		8,127	7,980
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,436
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,386
3.550% due 10/01/2027		400	379
Altice France SA
3.375% due 01/15/2028	EUR	2,500	1,880
5.125% due 07/15/2029		$5,900	3,889
Amazon.com, Inc. 5.200% due 12/03/2025		700	701
Amdocs Ltd. 2.538% due 06/15/2030		14,850	12,678
American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,895	2,668
3.150% due 08/15/2033		19,320	17,266
3.200% due 12/15/2029		6,493	6,032
3.350% due 04/15/2031		12,763	11,775
3.375% due 11/01/2028		1,485	1,404
3.575% due 07/15/2029		2,360	2,233
3.650% due 08/15/2030		3,379	3,195
3.700% due 04/01/2028		4,874	4,661
4.000% due 01/15/2027		1,537	1,504
Amgen, Inc.
4.663% due 06/15/2051		7,254	6,204
5.150% due 03/02/2028		5,500	5,500

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.250% due 03/02/2030		9,929	10,005
5.250% due 03/02/2033		11,500	11,472
5.600% due 03/02/2043		33,650	33,185
5.750% due 03/02/2063 (m)		19,100	18,721
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	7,250
Anheuser-Busch InBev Worldwide, Inc. 5.450% due 01/23/2039		3,860	3,915
AP Moller - Maersk AS 4.500% due 06/20/2029		2,000	1,953
Apple, Inc.
1.650% due 05/11/2030		1,450	1,222
2.500% due 02/09/2025		950	934
4.100% due 08/08/2062		4,100	3,320
4.300% due 05/10/2033		3,535	3,486
4.850% due 05/10/2053 (m)		19,000	18,389
Aptiv PLC 3.250% due 03/01/2032		6,000	5,205
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	8,928
4.250% due 11/01/2029		3,300	3,097
5.800% due 04/15/2034		1,000	993
Astrazeneca Finance LLC 4.900% due 02/26/2031		22,300	22,250
Automatic Data Processing, Inc. 3.375% due 09/15/2025		160	157
Bacardi Ltd.
4.450% due 05/15/2025		4,500	4,447
4.700% due 05/15/2028		19,600	19,065
5.150% due 05/15/2038		10,500	9,711
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,338
Bayer U.S. Finance LLC
3.375% due 07/15/2024		190	190
4.375% due 12/15/2028		36,600	34,772
6.375% due 11/21/2030		3,900	3,998
6.500% due 11/21/2033		700	716
Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	10,000	10,769
5.081% due 06/07/2029		$13,100	13,091
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	7,000	7,512
Berry Global, Inc.
1.570% due 01/15/2026 (m)		$7,400	6,956
4.875% due 07/15/2026		1,722	1,692
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		3,000	2,658
Boardwalk Pipelines LP 3.600% due 09/01/2032		950	820
Boeing Co.
2.196% due 02/04/2026		16,500	15,516
2.950% due 02/01/2030		375	321
3.200% due 03/01/2029		185	164
3.250% due 02/01/2028		365	334
3.550% due 03/01/2038		175	127
3.625% due 02/01/2031		3,500	3,065
5.150% due 05/01/2030		8,000	7,685
5.705% due 05/01/2040		21,000	19,372
5.805% due 05/01/2050		41,900	37,788
5.930% due 05/01/2060		30,000	26,840
6.259% due 05/01/2027		4,000	4,029
6.298% due 05/01/2029		15,700	15,926
6.528% due 05/01/2034		9,300	9,527
6.858% due 05/01/2054		7,200	7,394
7.008% due 05/01/2064		3,100	3,176
7.950% due 08/15/2024		375	376
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033		2,800	2,891
Boston Scientific Corp. 2.650% due 06/01/2030		15,700	13,787
BP Capital Markets America, Inc. 3.588% due 04/14/2027		360	346
British Airways Pass-Through Trust
3.300% due 06/15/2034		8,326	7,504
4.250% due 05/15/2034		1,301	1,222
Broadcom, Inc.
1.950% due 02/15/2028		200	179
2.450% due 02/15/2031		21,400	18,029
2.600% due 02/15/2033		3,800	3,081
3.137% due 11/15/2035		22,839	18,298
3.187% due 11/15/2036		24,922	19,732
3.469% due 04/15/2034		4,000	3,411
4.926% due 05/15/2037		37,864	35,630
CAB SELAS 3.375% due 02/01/2028	EUR	1,102	1,056

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Cameron LNG LLC
3.302% due 01/15/2035	$4,300	3,542
3.402% due 01/15/2038	10,600	8,577
Canadian Natural Resources Ltd. 6.450% due 06/30/2033	2,101	2,211
Canadian Pacific Railway Co.
4.950% due 08/15/2045	1,631	1,491
6.125% due 09/15/2115	10,000	10,173
Carlisle Cos., Inc. 3.750% due 12/01/2027	100	95
Carnival Corp. 4.000% due 08/01/2028	8,200	7,706
CDW LLC 2.670% due 12/01/2026	10,100	9,459
Centene Corp.
2.450% due 07/15/2028	3,500	3,110
2.500% due 03/01/2031	1,900	1,561
2.625% due 08/01/2031	7,774	6,392
3.000% due 10/15/2030	8,819	7,547
4.625% due 12/15/2029	4,300	4,070
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	8,025
3.700% due 04/01/2051	5,000	3,043
3.850% due 04/01/2061	23,000	13,444
3.900% due 06/01/2052	13,500	8,474
3.950% due 06/30/2062	2,200	1,305
4.800% due 03/01/2050	5,400	3,965
5.125% due 07/01/2049	17,200	13,215
5.375% due 05/01/2047	6,985	5,586
5.750% due 04/01/2048	15,890	13,297
6.100% due 06/01/2029	6,800	6,825
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,183
3.700% due 11/15/2029	47,274	43,700
5.125% due 06/30/2027	23,235	23,204
Cheniere Energy Partners LP
4.000% due 03/01/2031	4,500	4,095
5.750% due 08/15/2034	10,000	10,046
Choice Hotels International, Inc. 3.700% due 12/01/2029	2,787	2,503
Comcast Corp.
2.800% due 01/15/2051	22,300	13,787
3.250% due 11/01/2039	3,500	2,695
3.750% due 04/01/2040	5,500	4,477
3.950% due 10/15/2025	675	665
5.350% due 05/15/2053	8,700	8,346
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,857
5.625% due 03/15/2027	4,200	3,915
6.000% due 01/15/2029	1,200	1,060
ConocoPhillips Co. 2.400% due 03/07/2025	186	182
Constellation Brands, Inc.
3.700% due 12/06/2026	2,122	2,051
4.800% due 01/15/2029	1,400	1,380
4.900% due 05/01/2033	2,527	2,441
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	605	613
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)	1,824	1,500
Continental Resources, Inc. 5.750% due 01/15/2031	12,125	11,928
Corning, Inc. 4.700% due 03/15/2037	130	120
Cox Communications, Inc. 5.450% due 09/15/2028	4,800	4,826
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	11,330
CSL Finanace PLC Co. 4.050% due 04/27/2029	4,500	4,306
CVS Health Corp.
3.000% due 08/15/2026	375	357
5.000% due 01/30/2029	19,800	19,603
5.700% due 06/01/2034	5,200	5,188
5.875% due 06/01/2053	6,200	5,945
6.000% due 06/01/2044	5,700	5,589
CVS Pass-Through Trust
4.163% due 08/11/2036	281	245
4.704% due 01/10/2036	6,647	6,041
5.789% due 01/10/2026	17	17
5.926% due 01/10/2034	296	294
6.036% due 12/10/2028	2,791	2,798
8.353% due 07/10/2031	263	284
DAE Funding LLC
1.550% due 08/01/2024	3,000	2,988
2.625% due 03/20/2025	8,400	8,185

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

3.375% due 03/20/2028	6,300	5,796
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,112
Dell International LLC
4.000% due 07/15/2024	17,665	17,653
4.900% due 10/01/2026	6,050	5,992
5.850% due 07/15/2025	9,740	9,766
6.020% due 06/15/2026	7,379	7,459
Delta Air Lines, Inc.
2.900% due 10/28/2024	7,776	7,700
3.750% due 10/28/2029	4,200	3,874
4.375% due 04/19/2028	1,100	1,063
7.375% due 01/15/2026	35,122	35,857
Devon Energy Corp. 5.250% due 09/15/2024	1,493	1,492
Directv Financing LLC
5.875% due 08/15/2027	4,400	4,142
8.875% due 02/01/2030	1,600	1,567
Discovery Communications LLC
3.950% due 06/15/2025	276	271
3.950% due 03/20/2028	100	93
4.900% due 03/11/2026	295	291
DISH DBS Corp. 5.250% due 12/01/2026	750	593
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,920
3.900% due 11/15/2049	3,700	2,623
Eaton Corp. 3.103% due 09/15/2027	175	165
Ecopetrol SA 8.875% due 01/13/2033	9,000	9,300
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	6,477
Elevance Health, Inc.
2.550% due 03/15/2031	2,000	1,706
3.650% due 12/01/2027	10,275	9,825
Enbridge, Inc.
2.500% due 08/01/2033 (m)	14,800	11,752
4.250% due 12/01/2026	7,300	7,129
5.250% due 04/05/2027	800	800
5.300% due 04/05/2029	900	902
5.700% due 03/08/2033 (m)	9,600	9,679
6.200% due 11/15/2030	400	420
6.250% due 03/01/2078 •	8,700	8,358
Energy Transfer LP
3.900% due 07/15/2026	5,861	5,677
4.950% due 06/15/2028	6,200	6,120
5.350% due 05/15/2045	2,600	2,324
5.600% due 09/01/2034	7,500	7,455
5.800% due 06/15/2038	6,230	6,104
5.950% due 05/15/2054	9,000	8,770
6.050% due 09/01/2054	9,000	8,881
6.500% due 02/01/2042	3,600	3,726
6.625% due 10/15/2036	206	218
7.500% due 07/01/2038	4,302	4,902
Eni SpA 5.950% due 05/15/2054	6,200	6,094
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,063
5.350% due 03/15/2034	3,267	3,244
Enterprise Products Operating LLC
4.450% due 02/15/2043	6,890	5,917
5.375% due 02/15/2078 •	10,400	9,740
5.700% due 02/15/2042	2,002	2,005
8.574% (TSFR3M + 3.248%) due 08/16/2077 ~	7,651	7,625
EQM Midstream Partners LP
4.000% due 08/01/2024	2,746	2,739
4.500% due 01/15/2029	3,500	3,306
4.750% due 01/15/2031	1,300	1,216
EQT Corp.
3.900% due 10/01/2027	3,500	3,348
5.750% due 02/01/2034	3,100	3,075
Equifax, Inc. 5.100% due 06/01/2028	3,300	3,288
Essent Group Ltd. 6.250% due 07/01/2029 (b)	6,600	6,599
Essential Utilities, Inc. 3.566% due 05/01/2029	1,800	1,675
Expedia Group, Inc.
3.250% due 02/15/2030	900	812
6.250% due 05/01/2025	1,434	1,437
Exxon Mobil Corp. 2.709% due 03/06/2025	450	442
FactSet Research Systems, Inc. 2.900% due 03/01/2027	11,300	10,578

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ferguson Finance PLC 3.250% due 06/02/2030		2,694	2,432
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,775
4.200% due 10/01/2028		4,905	4,716
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	30,725
Flex Ltd. 4.875% due 06/15/2029		8,100	7,850
Ford Foundation 2.815% due 06/01/2070		1,600	931
Fox Corp. 6.500% due 10/13/2033		3,200	3,353
Freeport Minerals Corp. 9.500% due 06/01/2031		200	241
Gatwick Funding Ltd. 6.125% due 03/02/2028	GBP	6,200	7,944
Global Payments, Inc.
3.200% due 08/15/2029		$13,572	12,199
5.400% due 08/15/2032		6,100	5,980
5.950% due 08/15/2052		1,100	1,061
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		2,600	2,634
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		1,700	1,730
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	2,860
Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,584
3.375% due 03/24/2029		1,700	1,579
HCA, Inc.
3.500% due 09/01/2030		5,000	4,512
3.500% due 07/15/2051		4,500	3,011
3.625% due 03/15/2032		2,700	2,379
4.125% due 06/15/2029		6,800	6,441
4.625% due 03/15/2052		2,400	1,939
5.125% due 06/15/2039		1,000	927
5.500% due 06/01/2033		19,000	18,852
5.625% due 09/01/2028		10,000	10,092
5.900% due 06/01/2053		5,200	5,068
HEICO Corp.
5.250% due 08/01/2028		2,000	2,004
5.350% due 08/01/2033		1,900	1,884
Hess Corp. 7.875% due 10/01/2029		3,600	4,032
HF Sinclair Corp. 5.875% due 04/01/2026		6,206	6,222
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028		2,400	2,542
Humana, Inc.
1.350% due 02/03/2027		7,100	6,435
2.150% due 02/03/2032		7,800	6,226
5.375% due 04/15/2031		18,000	17,910
5.875% due 03/01/2033		1,100	1,119
Hyatt Hotels Corp.
1.800% due 10/01/2024		5,400	5,343
5.375% due 04/23/2025		2,600	2,590
Hyundai Capital America
1.500% due 06/15/2026		11,500	10,662
2.000% due 06/15/2028		16,700	14,744
6.000% due 07/11/2025		200	201
6.512% due 08/04/2025 •		13,000	13,056
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	9,881
3.500% due 07/26/2026		12,600	12,104
3.875% due 07/26/2029		4,600	4,262
6.125% due 07/27/2027		6,000	6,108
Infor, Inc. 1.750% due 07/15/2025		8,900	8,536
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	4,857
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032		3,000	3,000
Jabil, Inc. 5.450% due 02/01/2029		2,200	2,201
JDE Peet's NV 4.500% due 01/23/2034	EUR	3,700	4,043
JetBlue Pass-Through Trust 2.750% due 11/15/2033		$6,471	5,598
Johnson & Johnson 2.625% due 01/15/2025		225	222
Kimberly-Clark Corp. 3.100% due 03/26/2030		225	206
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,359
7.400% due 03/15/2031		500	555

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

7.500% due 11/15/2040		5,500	6,195
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	970
7.750% due 01/15/2032		16,050	18,122
Kodiak Gas Services LLC 7.250% due 02/15/2029		800	821
Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,172
6.500% due 02/09/2040		1,258	1,349
6.875% due 01/26/2039		13,500	15,010
7.125% due 08/01/2039		7,120	8,026
L3Harris Technologies, Inc. 4.400% due 06/15/2028		345	335
Las Vegas Sands Corp.
2.900% due 06/25/2025		1,300	1,262
3.500% due 08/18/2026		6,600	6,301
3.900% due 08/08/2029		5,800	5,309
5.900% due 06/01/2027		18,650	18,756
6.000% due 08/15/2029		70,475	70,863
6.200% due 08/15/2034		24,685	24,746
Leidos, Inc.
2.300% due 02/15/2031		16,750	13,809
4.375% due 05/15/2030		4,100	3,878
Lenovo Group Ltd. 5.875% due 04/24/2025		2,800	2,804
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	5,730
Linde, Inc. 2.650% due 02/05/2025		350	344
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		4,700	4,377
6.500% due 05/15/2027		5,600	5,637
Lockheed Martin Corp.
3.550% due 01/15/2026		162	158
4.300% due 06/15/2062		17,000	13,747
4.800% due 08/15/2034		23,600	23,055
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	7,923
Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,403
4.500% due 10/01/2034		6,099	5,587
4.625% due 06/15/2030		6,100	5,922
Martin Marietta Materials, Inc. 2.400% due 07/15/2031		10,000	8,277
Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	8,595
4.875% due 06/22/2028		100	99
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	133
McDonald's Corp.
2.625% due 09/01/2029		4,100	3,677
3.300% due 07/01/2025		355	348
3.800% due 04/01/2028		225	216
MDC Holdings, Inc. 3.966% due 08/06/2061		4,200	3,585
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		5,475	5,367
5.250% due 04/26/2026		2,300	2,224
5.375% due 12/04/2029		8,300	7,454
5.750% due 07/21/2028		8,850	8,299
7.625% due 04/17/2032		2,800	2,781
Merck & Co., Inc. 3.400% due 03/07/2029		975	921
Meta Platforms, Inc. 5.600% due 05/15/2053		6,500	6,639
MGM China Holdings Ltd.
4.750% due 02/01/2027		5,300	5,053
5.250% due 06/18/2025		8,445	8,351
5.875% due 05/15/2026		11,902	11,785
7.125% due 06/26/2031		11,700	11,770
Micron Technology, Inc.
4.185% due 02/15/2027		190	185
4.975% due 02/06/2026		210	208
5.300% due 01/15/2031		2,100	2,096
5.327% due 02/06/2029		6,400	6,433
Microsoft Corp.
2.400% due 08/08/2026		675	642
3.125% due 11/03/2025		730	712
3.400% due 09/15/2026		255	247
Mileage Plus Holdings LLC 6.500% due 06/20/2027		300	301
Mitchells & Butlers Finance PLC 5.802% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	486	583
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$5,000	3,781

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

MPLX LP
4.500% due 04/15/2038		9,900	8,638
4.800% due 02/15/2029		100	98
4.875% due 12/01/2024		450	448
4.900% due 04/15/2058		2,600	2,140
4.950% due 03/14/2052		4,100	3,479
MSCI, Inc.
3.250% due 08/15/2033		1,200	993
3.875% due 02/15/2031		1,500	1,352
National Fuel Gas Co. 2.950% due 03/01/2031		4,400	3,697
NCL Corp. Ltd. 7.750% due 02/15/2029 (m)		2,500	2,601
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	12,811
4.875% due 04/15/2028		$1,700	1,692
4.875% due 06/15/2030 (m)		900	886
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,085	1,979
NextEra Energy Operating Partners LP 4.250% due 07/15/2024		14,740	14,731
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		4,900	4,756
4.345% due 09/17/2027		16,300	15,569
Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	2,969
5.950% due 03/15/2064		7,500	7,650
Northrop Grumman Corp.
2.930% due 01/15/2025		125	123
4.900% due 06/01/2034		6,500	6,324
5.200% due 06/01/2054		14,700	13,776
7.750% due 03/15/2026		102	105
7.750% due 02/15/2031		285	324
NTT Finance Corp. 5.136% due 07/02/2031 (b)		2,000	1,988
NVIDIA Corp. 3.200% due 09/16/2026		300	290
NVR, Inc. 3.000% due 05/15/2030		35,314	31,313
NXP BV
3.875% due 06/18/2026		6,700	6,509
4.300% due 06/18/2029		7,685	7,377
5.000% due 01/15/2033		600	585
5.350% due 03/01/2026		4,800	4,790
Occidental Petroleum Corp.
6.200% due 03/15/2040		3,260	3,268
6.450% due 09/15/2036 (m)		1,500	1,568
8.875% due 07/15/2030		17,067	19,671
OCI NV 6.700% due 03/16/2033		3,400	3,358
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		2,400	2,186
7.250% due 06/15/2031		1,200	1,194
9.750% due 11/15/2028		1,500	1,589
ONEOK Partners LP
6.125% due 02/01/2041		1,700	1,700
6.200% due 09/15/2043		3,450	3,475
Oracle Corp.
2.300% due 03/25/2028		3,200	2,894
2.875% due 03/25/2031		14,900	12,871
3.950% due 03/25/2051		5,300	3,922
4.000% due 07/15/2046		11,000	8,397
4.000% due 11/15/2047		3,700	2,805
4.100% due 03/25/2061		16,600	11,906
4.900% due 02/06/2033 (m)		4,300	4,173
Paramount Global
2.900% due 01/15/2027		700	646
3.700% due 06/01/2028		4,100	3,699
6.875% due 04/30/2036		10,900	10,213
Penske Truck Leasing Co. LP 2.700% due 11/01/2024		15,700	15,525
PepsiCo, Inc.
2.250% due 03/19/2025		180	176
2.625% due 07/29/2029		440	398
3.000% due 10/15/2027		260	246
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026		2,200	2,130
Petroleos Mexicanos 6.700% due 02/16/2032		12,251	10,265
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/2028		4,100	4,029
5.110% due 05/19/2043		14,400	13,699
5.300% due 05/19/2053		5,800	5,598
Philip Morris International, Inc.
5.375% due 02/15/2033		6,000	5,961
5.625% due 11/17/2029		3,100	3,167

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.750% due 11/17/2032	11,500	11,747
Phillips 66 Co. 3.550% due 10/01/2026	436	421
Pioneer Natural Resources Co. 7.200% due 01/15/2028	4,497	4,812
Procter & Gamble Co. 2.700% due 02/02/2026	450	435
Prosus NV
3.832% due 02/08/2051	2,300	1,497
4.027% due 08/03/2050	1,200	813
QatarEnergy 3.125% due 07/12/2041	3,700	2,762
Qorvo, Inc. 1.750% due 12/15/2024	775	760
Quanta Services, Inc.
2.350% due 01/15/2032	4,600	3,740
2.900% due 10/01/2030	3,100	2,732
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	498	503
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	15,900	13,100
Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,928
2.170% due 11/25/2026	3,200	2,963
Republic Services, Inc. 2.500% due 08/15/2024	260	259
Revvity, Inc. 3.300% due 09/15/2029	300	273
Rockies Express Pipeline LLC
3.600% due 05/15/2025	8,800	8,599
4.800% due 05/15/2030	3,300	3,050
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,266
5.500% due 04/01/2028	13,200	13,041
9.250% due 01/15/2029	4,000	4,273
Royalty Pharma PLC 1.750% due 09/02/2027	13,750	12,356
RTX Corp.
3.150% due 12/15/2024	325	321
3.950% due 08/16/2025	355	349
4.125% due 11/16/2028	600	578
5.375% due 02/27/2053	13,300	12,642
6.100% due 03/15/2034	15,900	16,745
6.400% due 03/15/2054	2,500	2,728
7.200% due 08/15/2027	125	133
S&P Global, Inc.
4.250% due 05/01/2029	12,542	12,179
4.750% due 08/01/2028	1,000	993
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,238
5.000% due 03/15/2027	6,411	6,359
5.625% due 03/01/2025	1,830	1,827
5.875% due 06/30/2026	10,705	10,752
Sands China Ltd. 5.400% due 08/08/2028	4,900	4,801
Santos Finance Ltd.
3.649% due 04/29/2031	20,000	17,497
6.875% due 09/19/2033	6,200	6,563
Saudi Arabian Oil Co. 2.250% due 11/24/2030	1,000	843
Seadrill Finance Ltd. 8.375% due 08/01/2030	400	418
Sherwin-Williams Co.
3.300% due 02/01/2025	500	493
3.450% due 08/01/2025	200	196
SK Hynix, Inc. 2.375% due 01/19/2031	5,000	4,120
Smith & Nephew PLC 5.400% due 03/20/2034	2,200	2,167
Spectra Energy Partners LP 3.500% due 03/15/2025	275	271
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,662
4.600% due 06/15/2028	16,831	15,781
9.750% due 11/15/2030	2,500	2,761
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	269	237
3.650% due 08/15/2031	875	773
4.100% due 10/01/2029	2,015	1,890
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	3,581	3,559
Standard Industries, Inc. 4.375% due 07/15/2030	2,350	2,125
Stryker Corp.
1.950% due 06/15/2030	13,950	11,749
4.850% due 12/08/2028	4,000	3,970

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Studio City Finance Ltd.
5.000% due 01/15/2029		9,300	8,193
6.500% due 01/15/2028		3,600	3,423
Sysco Corp. 6.000% due 01/17/2034		3,000	3,150
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	9,434
2.550% due 02/15/2031		16,800	14,265
3.000% due 02/15/2041		32,700	23,412
3.300% due 02/15/2051		40,000	27,027
3.400% due 10/15/2052		4,600	3,143
3.500% due 04/15/2025		5,843	5,746
3.600% due 11/15/2060		5,700	3,856
3.875% due 04/15/2030		21,750	20,338
5.050% due 07/15/2033		2,000	1,957
5.650% due 01/15/2053		4,800	4,733
5.750% due 01/15/2054		5,200	5,179
5.800% due 09/15/2062		2,400	2,382
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027		7,600	7,308
Tapestry, Inc.
7.350% due 11/27/2028		2,375	2,466
7.700% due 11/27/2030		10,000	10,453
Targa Resources Corp.
4.950% due 04/15/2052		8,000	6,822
6.150% due 03/01/2029		8,300	8,570
Target Corp. 2.250% due 04/15/2025		250	244
TCI Communications, Inc. 7.875% due 02/15/2026		600	625
TD SYNNEX Corp.
1.250% due 08/09/2024		6,300	6,267
1.750% due 08/09/2026		9,940	9,176
2.375% due 08/09/2028		14,300	12,744
2.650% due 08/09/2031		8,700	7,162
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	16,800	15,532
5.500% due 02/11/2041	GBP	1,400	1,436
6.500% due 02/09/2032		800	893
7.125% due 04/30/2031		2,400	2,693
Time Warner Cable LLC 4.500% due 09/15/2042		$4,000	2,930
Times Square Hotel Trust 8.528% due 08/01/2026		191	190
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,618
7.850% due 02/01/2026		12,066	12,420
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	6,158
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,753	1,664
UKG, Inc. 6.875% due 02/01/2031		3,600	3,648
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(d)		3,900	1,107
United Airlines Pass-Through Trust
2.700% due 11/01/2033		808	701
2.875% due 04/07/2030		14,555	13,290
3.100% due 01/07/2030		956	889
3.100% due 04/07/2030		3,399	3,059
3.450% due 01/07/2030		2,760	2,534
3.500% due 09/01/2031		1,242	1,149
3.700% due 09/01/2031		2,719	2,472
4.150% due 02/25/2033		8,446	7,934
5.875% due 04/15/2029		17,686	17,755
UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,570
5.200% due 04/15/2063		23,860	22,108
5.875% due 02/15/2053		2,500	2,598
Vale Overseas Ltd.
3.750% due 07/08/2030		3,500	3,151
6.400% due 06/28/2054		4,100	4,058
6.875% due 11/21/2036		4,996	5,365
Var Energi ASA 8.000% due 11/15/2032		5,600	6,279
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	15,949
3.875% due 11/01/2033		11,000	9,383
4.125% due 08/15/2031		13,000	11,674
6.250% due 01/15/2030		5,150	5,230
Venture Global LNG, Inc.
8.375% due 06/01/2031		6,200	6,435
9.875% due 02/01/2032		10,900	11,871
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,428

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	489
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(d)		2,611	20
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	6,250
5.250% due 05/15/2029		1,000	1,154
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$6,200	5,155
VMware, Inc.
2.200% due 08/15/2031		3,300	2,683
3.900% due 08/21/2027		16,435	15,774
4.500% due 05/15/2025		9,342	9,254
4.650% due 05/15/2027		10,438	10,276
4.700% due 05/15/2030		24,482	23,693
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		13,400	13,144
Walt Disney Co.
2.650% due 01/13/2031 (m)		20,180	17,621
3.500% due 05/13/2040		5,500	4,391
3.700% due 09/15/2024		400	398
7.700% due 10/30/2025		153	158
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		2,800	2,445
5.050% due 03/15/2042		2,700	2,197
5.141% due 03/15/2052		13,800	10,752
Weir Group PLC 2.200% due 05/13/2026		19,600	18,404
Western Midstream Operating LP 3.950% due 06/01/2025		150	147
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		15,933	15,625
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,565
3.700% due 09/15/2026		11,375	10,946
3.700% due 03/15/2028		6,100	5,762
4.500% due 03/04/2029		2,300	2,221
Wynn Las Vegas LLC 5.250% due 05/15/2027		2,900	2,831
Wynn Macau Ltd.
4.875% due 10/01/2024		6,050	6,030
5.500% due 10/01/2027		31,554	30,093
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,618	1,578
Zoetis, Inc. 2.000% due 05/15/2030		7,000	5,898

			3,359,738

UTILITIES 9.7%
AEP Texas, Inc. 6.650% due 02/15/2033		2,425	2,546
AES Corp.
3.300% due 07/15/2025		10,200	9,957
3.950% due 07/15/2030		5,200	4,758
5.450% due 06/01/2028		2,400	2,395
7.600% due 01/15/2055 •		12,550	12,712
Alliant Energy Finance LLC 3.600% due 03/01/2032		1,500	1,307
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		6,200	5,711
5.200% due 01/15/2029		13,000	12,934
Appalachian Power Co. 5.650% due 04/01/2034		2,200	2,180
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,142
3.350% due 05/15/2050		3,750	2,506
AT&T, Inc.
2.750% due 06/01/2031		16,200	13,877
3.500% due 06/01/2041		49,000	37,459
3.550% due 09/15/2055		23,160	15,627
3.650% due 06/01/2051		25,700	18,167
3.650% due 09/15/2059		30,575	20,521
3.850% due 06/01/2060		25,750	17,975
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	1,514
Black Hills Corp.
2.500% due 06/15/2030		10,400	8,782
3.875% due 10/15/2049		5,500	3,921
6.000% due 01/15/2035		11,850	11,928
CenterPoint Energy, Inc. 4.250% due 11/01/2028		360	345
Clearway Energy Operating LLC 3.750% due 02/15/2031		3,500	3,056
Cleco Corporate Holdings LLC 3.743% due 05/01/2026		12,005	11,580

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Cleveland Electric Illuminating Co. 3.500% due 04/01/2028	4,200	3,939
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	4,000	4,092
6.055% due 08/15/2026	2,000	2,017
Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030	2,700	2,759
6.036% due 11/15/2033	13,500	13,802
Constellation Energy Generation LLC
5.750% due 10/01/2041	2,579	2,539
5.800% due 03/01/2033	1,400	1,429
6.125% due 01/15/2034	700	730
6.250% due 10/01/2039	990	1,024
Dominion Energy, Inc. 2.250% due 08/15/2031	8,200	6,683
DTE Electric Co. 5.200% due 04/01/2033	1,300	1,300
DTE Energy Co.
2.950% due 03/01/2030	2,441	2,152
3.400% due 06/15/2029	2,387	2,188
5.100% due 03/01/2029	12,900	12,799
5.850% due 06/01/2034	900	914
Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	14,204
3.200% due 08/15/2049	200	134
6.050% due 04/15/2038	1,227	1,278
Duke Energy Florida LLC 3.200% due 01/15/2027	1,100	1,051
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	6,800	6,868
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	15,400	14,487
Edison International
5.450% due 06/15/2029	1,700	1,700
5.750% due 06/15/2027	8,700	8,780
8.125% due 06/15/2053 •	4,400	4,574
Electricite de France SA
4.500% due 09/21/2028	1,000	965
6.900% due 05/23/2053	14,300	15,204
9.125% due 03/15/2033 •(i)	3,900	4,251
Emera U.S. Finance LP 4.750% due 06/15/2046	10,900	8,978
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,049	1,023
Enel Finance America LLC
2.875% due 07/12/2041	4,100	2,685
7.100% due 10/14/2027	2,500	2,627
Enel Finance International NV
1.875% due 07/12/2028	9,100	8,014
2.250% due 07/12/2031	10,100	8,242
5.500% due 06/26/2034	1,200	1,170
Entergy Arkansas LLC 5.450% due 06/01/2034	5,700	5,710
Entergy Corp.
1.900% due 06/15/2028	5,900	5,203
3.750% due 06/15/2050	1,000	708
7.125% due 12/01/2054 •	2,000	1,987
Entergy Mississippi LLC 5.000% due 09/01/2033	367	356
Entergy Texas, Inc. 5.800% due 09/01/2053	800	801
Evergy Metro, Inc. 2.250% due 06/01/2030	400	340
Eversource Energy
5.500% due 01/01/2034	5,000	4,908
5.950% due 07/15/2034	11,005	11,108
Exelon Corp. 4.050% due 04/15/2030	7,100	6,667
Fells Point Funding Trust 3.046% due 01/31/2027	11,500	10,833
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	949
4.150% due 04/15/2025	2,600	2,560
6.150% due 10/01/2038	1,600	1,654
FORESEA Holding SA 7.500% due 06/15/2030	1,905	1,776
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	18,600	10,044
Georgia Power Co.
2.650% due 09/15/2029	2,800	2,498
3.250% due 03/15/2051	3,200	2,179
3.700% due 01/30/2050	4,200	3,104
5.004% due 02/23/2027	3,000	2,992
IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,379	1,281
5.750% due 04/01/2034	5,700	5,663

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Jersey Central Power & Light Co. 4.300% due 01/15/2026	9,450	9,287
Liberty Utilities Co. 5.577% due 01/31/2029	4,200	4,219
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,404
MidAmerican Energy Co.
3.150% due 04/15/2050	500	334
4.250% due 05/01/2046	1,800	1,484
5.300% due 02/01/2055	3,800	3,622
5.350% due 01/15/2034	2,100	2,131
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	3,155	3,064
Mississippi Power Co. 3.950% due 03/30/2028	14,645	14,093
Narragansett Electric Co. 5.350% due 05/01/2034	8,000	7,926
National Grid PLC
5.602% due 06/12/2028	6,000	6,061
5.809% due 06/12/2033	5,500	5,529
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	3,986
5.650% due 05/01/2079 •	100	96
6.750% due 06/15/2054 •	11,800	11,897
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	8,387
NiSource, Inc.
3.490% due 05/15/2027	225	215
5.200% due 07/01/2029	2,700	2,690
Oi SA 10.000% due 07/27/2025 ^(d)	7,500	74
ONEOK, Inc.
2.750% due 09/01/2024	6,300	6,263
4.550% due 07/15/2028	21,503	20,978
4.950% due 07/13/2047	9,972	8,527
5.200% due 07/15/2048	3,985	3,528
6.000% due 06/15/2035	700	715
6.050% due 09/01/2033	1,100	1,133
6.625% due 09/01/2053	22,500	24,029
Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	6,186
2.950% due 03/01/2026	3,900	3,735
3.000% due 06/15/2028	5,400	4,940
3.150% due 01/01/2026	14,901	14,359
3.250% due 06/01/2031	1,600	1,377
3.300% due 03/15/2027	5,300	5,023
3.300% due 12/01/2027	27,516	25,663
3.300% due 08/01/2040	2,700	1,925
3.450% due 07/01/2025	19,655	19,180
3.500% due 06/15/2025	1,400	1,370
3.500% due 08/01/2050	13,050	8,528
3.750% due 07/01/2028	15,079	14,165
3.750% due 08/15/2042	2,600	1,877
4.250% due 03/15/2046	2,100	1,588
4.300% due 03/15/2045	1,932	1,488
4.500% due 07/01/2040	2,800	2,309
4.500% due 12/15/2041	4,300	3,509
4.600% due 06/15/2043	4,900	3,985
4.650% due 08/01/2028	17,000	16,463
4.750% due 02/15/2044	5,700	4,670
4.950% due 07/01/2050	7,865	6,504
5.250% due 03/01/2052	13,600	11,678
PacifiCorp
2.700% due 09/15/2030	1,500	1,302
2.900% due 06/15/2052	13,300	7,844
5.300% due 02/15/2031	6,200	6,182
5.350% due 12/01/2053	5,450	4,949
5.500% due 05/15/2054	2,400	2,232
5.750% due 04/01/2037	8,278	8,224
5.800% due 01/15/2055	7,000	6,784
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,826
3.640% due 11/01/2046	1,500	1,080
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	12,700	12,702
Plains All American Pipeline LP 4.500% due 12/15/2026	2,000	1,957
PPL Electric Utilities Corp. 5.000% due 05/15/2033	3,100	3,063
Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,133
3.150% due 08/15/2051	1,500	967
Public Service Enterprise Group, Inc.
5.200% due 04/01/2029	10,500	10,474
5.450% due 04/01/2034	2,600	2,579

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Puget Energy, Inc. 4.100% due 06/15/2030	5,500	5,068
Rio Oil Finance Trust 9.750% due 01/06/2027	5,095	5,266
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	10,181
4.100% due 06/15/2049	9,500	7,506
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,700	3,541
Sempra
3.400% due 02/01/2028	2,840	2,672
4.125% due 04/01/2052 •	4,100	3,794
5.500% due 08/01/2033	6,600	6,593
6.875% due 10/01/2054 •	10,000	9,964
Southern California Edison Co.
0.975% due 08/01/2024	16,475	16,404
1.200% due 02/01/2026	7,200	6,748
2.500% due 06/01/2031	2,600	2,184
2.750% due 02/01/2032	10,500	8,862
2.950% due 02/01/2051	6,800	4,225
3.450% due 02/01/2052	8,200	5,575
3.650% due 02/01/2050	2,000	1,423
3.700% due 08/01/2025	8,800	8,624
3.900% due 12/01/2041	1,100	860
3.900% due 03/15/2043	6,100	4,764
4.000% due 04/01/2047	14,900	11,419
4.650% due 10/01/2043	600	517
4.700% due 06/01/2027	600	592
4.875% due 03/01/2049	8,468	7,352
5.300% due 03/01/2028	8,300	8,319
6.650% due 04/01/2029	8,039	8,423
Southern California Gas Co.
2.550% due 02/01/2030	2,200	1,917
5.200% due 06/01/2033 (m)	10,300	10,177
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	9,716
3.250% due 06/15/2026	5,475	5,260
3.875% due 11/15/2025	2,300	2,250
Southern Power Co. 5.250% due 07/15/2043	1,000	932
Southwest Gas Corp. 4.050% due 03/15/2032	5,775	5,230
Southwestern Electric Power Co. 3.250% due 11/01/2051	3,593	2,271
Southwestern Public Service Co.
3.150% due 05/01/2050	2,200	1,406
6.000% due 06/01/2054	4,000	3,992
System Energy Resources, Inc. 2.140% due 12/09/2025	13,800	13,055
Tallgrass Energy Partners LP
6.000% due 12/31/2030	1,900	1,771
7.375% due 02/15/2029	1,900	1,911
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,171
Toledo Edison Co. 2.650% due 05/01/2028	11,334	10,224
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	200	196
Transcanada Trust 5.300% due 03/15/2077 •(m)	13,550	12,774
Union Electric Co. 5.200% due 04/01/2034	5,000	4,967
Verizon Communications, Inc.
2.100% due 03/22/2028	2,100	1,889
2.850% due 09/03/2041	4,150	2,910
3.000% due 03/22/2027	875	828
6.164% (SOFRRATE + 0.790%) due 03/20/2026 ~	9,542	9,615
Vistra Operations Co. LLC
4.300% due 07/15/2029	5,000	4,727
6.000% due 04/15/2034	9,000	9,028
6.950% due 10/15/2033	5,050	5,409
Vodafone Group PLC 5.125% due 06/04/2081 •	11,100	8,193
WEC Energy Group, Inc. 1.800% due 10/15/2030	2,700	2,200
Xcel Energy, Inc.
3.400% due 06/01/2030	240	216

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.450% due 08/15/2033	6,200	6,094

		1,157,520

Total Corporate Bonds & Notes (Cost $9,214,581)		8,539,182

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)	3,250	211

Total Convertible Bonds & Notes (Cost $456)		211

MUNICIPAL BONDS & NOTES 0.2%
FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,000	5,036

TEXAS 0.2%
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	10,961	10,956
5.169% due 04/01/2041	7,600	7,623

		18,579

Total Municipal Bonds & Notes (Cost $23,609)		23,615

U.S. GOVERNMENT AGENCIES 11.3%
Freddie Mac
5.992% due 11/25/2055 «~	3,218	1,983
14.450% due 03/25/2029 •	494	554
Ginnie Mae 5.983% due 02/20/2074 •	3,865	3,859
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	125	110
3.500% due 07/01/2046	1,680	1,521
4.000% due 08/01/2049	182	169
4.500% due 10/01/2052 - 12/01/2053	23,651	22,331
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2054	61,492	54,440
4.000% due 07/01/2054 - 08/01/2054	434,250	397,593
4.500% due 08/01/2054	38,395	36,210
5.000% due 07/01/2054 - 09/01/2054	168,800	163,160
5.500% due 07/01/2054 - 08/01/2054	498,500	491,628
6.000% due 08/01/2054	155,400	155,782
6.500% due 08/01/2054	22,000	22,380

Total U.S. Government Agencies (Cost $1,356,869)		1,351,720

U.S. TREASURY OBLIGATIONS 18.9%
U.S. Treasury Bonds
1.875% due 11/15/2051 (m)	184,438	107,089
2.000% due 11/15/2041 (m)	232,100	159,542
2.250% due 02/15/2052	12,600	8,029
2.500% due 02/15/2046	76,025	53,592
2.500% due 05/15/2046 (m)	91,308	64,201
2.750% due 08/15/2047 (m)	96,200	70,098
3.125% due 08/15/2044	106,675	85,286
3.125% due 05/15/2048 (m)	106,300	82,688
3.375% due 05/15/2044	93,084	77,576
3.875% due 05/15/2043	55,300	49,911
4.500% due 02/15/2044	2,660	2,610
U.S. Treasury Inflation Protected Securities (h)
1.500% due 02/15/2053	79,364	66,746
2.125% due 04/15/2029 (m)(o)	132,972	133,167
U.S. Treasury Notes
1.375% due 10/31/2028 (m)(o)	270,107	238,222
1.875% due 02/28/2027 (o)	15,400	14,368
1.875% due 02/15/2032 (m)(o)	241,641	202,884
2.750% due 08/15/2032 (m)(o)(q)	87,293	77,692
2.875% due 05/15/2032 (m)(o)	107,755	97,104
3.125% due 11/15/2028 (o)(q)	29,000	27,542
3.625% due 03/31/2030 (o)(q)	1,700	1,637
4.000% due 02/15/2034 (m)	42,590	41,349
4.125% due 03/31/2029 (m)	59,940	59,339
4.125% due 11/15/2032 (m)(o)(q)	110,800	108,956
4.250% due 03/15/2027 (q)	20	20
4.500% due 03/31/2026	70	70
4.625% due 04/30/2029 (m)	229,700	232,374
4.875% due 10/31/2030 (m)	185,700	190,981
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,500	8,283

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $2,515,438)		2,261,356

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
245 Park Avenue Trust 3.508% due 06/05/2037	3,622	3,328
American Home Mortgage Assets Trust 6.093% due 10/25/2046 •	1,442	965
American Home Mortgage Investment Trust 7.504% due 11/25/2045 •	477	191
AOA Mortgage Trust 6.318% due 10/15/2038 •	10,675	10,040
Atrium Hotel Portfolio Trust 6.576% due 06/15/2035 •	21,571	21,472
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	7,800	5,874
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 «	172	116
Banc of America Funding Trust
4.558% due 06/20/2037 ~	2,528	2,028
5.590% due 01/25/2037 •	5,047	4,373
5.750% due 01/25/2037	2,061	1,645
5.833% due 10/20/2036 •	998	730
6.000% due 03/25/2037 «	470	342
6.000% due 03/25/2037	508	379
6.013% due 06/20/2047 •	725	557
6.260% due 05/25/2037 •	272	224
10.766% due 07/25/2047 •	718	939
Banc of America Mortgage Trust 4.035% due 10/25/2035 ~	354	272
BCAP LLC Trust
3.964% due 07/26/2036 ~	103	88
5.900% due 05/25/2047 •	466	453
6.000% due 07/26/2037 «~	158	132
Bear Stearns Adjustable Rate Mortgage Trust 4.398% due 06/25/2047 ~	1,447	1,273
Bear Stearns ALT-A Trust
4.150% due 03/25/2036 ~	131	102
4.500% due 08/25/2036 ~	849	394
5.144% due 04/25/2035 ~	6,825	6,001
5.780% due 08/25/2036 •	395	335
Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2035 «•	87	52
5.810% due 12/25/2035 «•	230	108
Beast Mortgage Trust 6.629% due 02/15/2037 •	2,100	1,860
Benchmark Mortgage Trust 2.640% due 09/15/2048	3,119	2,991
BX Trust
6.078% due 04/15/2039 •	14,574	14,305
6.343% due 10/15/2036 •	7,000	6,918
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,824	1,161
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 6.140% due 08/25/2037 •	280	256
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.740% due 01/25/2035 •	196	183
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,168	1,133
Citigroup Mortgage Loan Trust 4.564% due 03/25/2037 ~	203	169
Commercial Mortgage Trust 3.178% due 02/10/2035	13,000	11,939
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	762	400
Countrywide Alternative Loan Trust
5.500% due 07/25/2035	822	644
5.500% due 01/25/2036	763	497
5.643% due 09/20/2046 •	668	682
5.663% due 09/20/2046 •	1,292	1,162
5.670% due 04/25/2047 •	959	774
5.810% due 05/25/2037 •	626	202
5.840% due 09/25/2046 •	1,132	1,041
6.000% due 03/25/2036	766	332
6.000% due 05/25/2036	86	42
6.000% due 06/25/2037	1,397	641
6.500% due 12/25/2036	355	155
6.503% due 08/25/2035 •	1,370	1,102
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •	3,152	2,938
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	5,578	4,327
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.180% due 12/26/2059 ~	1,344	1,365
3.847% due 05/27/2037 ~	2,843	1,856
3.850% due 09/25/2057 ~	509	480

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.000% due 06/26/2037 ~	1,411	1,301
4.535% due 04/28/2037 ~	825	754
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,329
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,232
DROP Mortgage Trust 6.593% due 10/15/2043 •	5,000	4,771
Extended Stay America Trust 6.523% due 07/15/2038 •	51,290	51,132
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •	18,000	18,041
GSR Mortgage Loan Trust 5.900% due 08/25/2046 •	19,296	4,345
HarborView Mortgage Loan Trust
4.231% due 06/19/2036 ~	580	240
5.863% due 12/19/2036 •	2,230	1,715
5.953% due 01/19/2036 •	1,600	972
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 «	90	66
IndyMac INDX Mortgage Loan Trust 5.940% due 07/25/2035 •	5,207	4,684
InTown Mortgage Trust 7.818% due 08/15/2039 •	10,700	10,738
JP Morgan Alternative Loan Trust
4.882% due 05/25/2037 ~	593	510
6.810% due 08/25/2036 þ	633	592
JP Morgan Chase Commercial Mortgage Securities Trust 6.743% due 03/15/2036 •	12,792	11,386
Lehman Mortgage Trust 6.000% due 07/25/2037 «	72	62
Merrill Lynch Mortgage Investors Trust 6.970% due 05/25/2033 «~	3	2
Morgan Stanley Capital Trust
6.393% due 12/15/2036 •	2,341	1,924
6.613% due 12/15/2038 •	6,700	6,351
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ~	366	103
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 «~	4	4
MortgageIT Mortgage Loan Trust 5.860% due 04/25/2036 •	3,329	2,385
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 þ	866	178
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	23,934	22,505
2.750% due 11/25/2059 ~	16,318	15,261
4.500% due 05/25/2058 ~	5,834	5,602
One New York Plaza Trust 6.393% due 01/15/2036 •	2,400	2,337
ONE Park Mortgage Trust 6.143% due 03/15/2036 •	7,700	7,487
Residential Accredit Loans, Inc. Trust
5.260% due 01/25/2036 ~	1,024	725
5.649% due 04/25/2046 •	6,124	1,599
5.744% due 07/25/2035 «~	113	100
5.820% due 05/25/2036 •	729	640
5.840% due 08/25/2036 •	450	440
6.020% due 10/25/2037 ~	3,451	2,815
Starwood Mortgage Trust 6.543% due 04/15/2034 •	1,816	1,802
Structured Adjustable Rate Mortgage Loan Trust
4.107% due 05/25/2036 ~	877	475
5.760% due 08/25/2036 •	527	412
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,014
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	2,921	2,795
6.460% due 05/25/2058 •	716	733
Wachovia Mortgage Loan Trust LLC 6.624% due 05/20/2036 «~	52	48
WaMu Mortgage Pass-Through Certificates Trust 4.669% due 07/25/2037 ~	272	233
Washington Mutual Mortgage Pass-Through Certificates Trust
5.993% due 11/25/2046 •	838	661
6.000% due 07/25/2036	181	128
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	95	78

Total Non-Agency Mortgage-Backed Securities (Cost $337,605)		319,675

ASSET-BACKED SECURITIES 5.3%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •	6,461	6,465
ABFC Trust 5.720% due 01/25/2037 •	3,436	2,380

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Accredited Mortgage Loan Trust 5.720% due 09/25/2036 •	698	689
ACE Securities Corp. Home Equity Loan Trust
5.780% due 08/25/2036 •	1,526	355
5.860% due 12/25/2036 •	4,945	1,280
6.405% due 05/25/2035 •	5,500	4,834
ACREC LLC 7.559% due 02/19/2038 •	8,395	8,445
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,987	1,600
Allegro CLO Ltd. 6.577% due 01/19/2033 •	1,500	1,498
Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 (b)	3,100	3,100
6.730% due 07/15/2032 •	7,300	7,306
6.765% due 04/22/2034 •	2,100	2,103
Apex Credit CLO Ltd. 0.000% due 10/20/2031 •(b)	3,000	3,000
Apidos CLO 6.489% due 07/18/2029 •	5,739	5,745
Ares CLO Ltd.
6.636% due 04/22/2031 •	9,600	9,607
6.637% due 04/17/2033 •	15,000	15,040
Argent Securities Trust
5.570% due 09/25/2036 •	1,627	494
6.000% due 05/25/2036 •	1,273	307
6.020% due 04/25/2036 •	6,327	1,981
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.220% due 02/25/2036 •	2,049	1,575
Atlas Static Senior Loan Fund Ltd. 7.079% due 07/15/2030 •	1,373	1,379
Barings CLO Ltd. 6.540% due 04/15/2031 •	9,606	9,620
BDS Ltd. 7.475% due 08/19/2038 •	13,700	13,776
Bear Stearns Asset-Backed Securities Trust 5.920% due 11/25/2036 •	6,743	6,338
Benefit Street Partners CLO Ltd.
6.670% due 07/15/2032 •	8,700	8,712
6.671% due 04/20/2034 •	12,000	12,043
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	2,426	2,403
BPCRE Ltd. 7.732% due 01/16/2037 •	2,182	2,179
Brightspire Capital Ltd. 6.603% due 08/19/2038 •	5,435	5,378
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •	12,000	12,106
Carlyle Global Market Strategies CLO Ltd. 6.534% due 08/14/2030 •	6,623	6,628
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •	8,558	8,565
Carrington Mortgage Loan Trust 5.710% due 10/25/2036 •	2,028	1,590
Catamaran CLO Ltd. 6.686% due 04/22/2030 •	11,371	11,389
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •	3,107	3,111
Citigroup Mortgage Loan Trust
5.660% due 01/25/2037 •	8,862	3,583
5.980% due 03/25/2036 •	1,015	907
Countrywide Asset-Backed Certificates Trust
5.600% due 07/25/2037 •	212	209
5.900% due 09/25/2047 •	249	241
5.920% due 05/25/2037 •	2,168	1,965
5.940% due 03/25/2036 •	988	878
6.200% due 08/25/2047 •	1,830	1,746
CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •	21,202	21,259
Credit-Based Asset Servicing & Securitization Trust 5.760% due 11/25/2036 •	1,075	476
Crestline Denali CLO Ltd. 6.616% due 04/20/2030 •	6,258	6,263
ECAF Ltd.
3.473% due 06/15/2040	185	121
4.947% due 06/15/2040	4,051	2,734
Ellington Loan Acquisition Trust 6.560% due 05/25/2037 •	2,941	2,833
Elmwood CLO Ltd. 7.033% due 12/11/2033 •	22,100	22,178
Fremont Home Loan Trust
5.610% due 01/25/2037 •	1,376	618
5.800% due 02/25/2037 •	1,729	560
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •	10,000	9,993

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

GSAA Home Equity Trust
4.398% due 03/25/2036 ~		1,076	450
5.760% due 07/25/2036 •		49,449	9,957
5.780% due 05/25/2036 •		32,606	7,777
5.970% due 01/25/2036 •		7,217	6,082
GSAMP Trust
5.620% due 01/25/2037 •		2,668	1,576
5.740% due 09/25/2036 •		69,160	23,652
5.800% due 01/25/2037 •		5,548	5,360
Home Equity Loan Trust 5.800% due 04/25/2037 •		3,100	2,575
Home Equity Mortgage Loan Asset-Backed Trust 6.210% due 10/25/2035 •		1,942	1,898
JP Morgan Mortgage Acquisition Trust
4.456% due 07/25/2036 •		8,826	8,096
6.080% due 08/25/2036 þ		1,269	747
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		2,163	1,959
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		7,439	6,809
LCCM Trust 6.643% due 12/13/2038 •		6,676	6,542
Lehman XS Trust 4.937% due 06/25/2036 «•		68	69
Long Beach Mortgage Loan Trust
5.780% due 09/25/2036 •		12,981	3,502
5.820% due 03/25/2046 •		4,246	3,323
5.940% due 09/25/2036 •		4,106	1,109
Magnetite Ltd. 6.479% due 10/15/2031 •		4,520	4,524
MAPS Ltd. 4.212% due 05/15/2043		1,068	1,015
MASTR Asset-Backed Securities Trust
5.940% due 03/25/2036 •		2,159	1,326
6.180% due 12/25/2034 •		6,912	6,446
6.210% due 10/25/2035 •		997	933
Merrill Lynch Mortgage Investors Trust
4.568% due 02/25/2037 þ		10,450	1,298
5.980% due 03/25/2037 •		5,582	5,035
6.210% due 09/25/2035 •		809	779
6.360% due 02/25/2047 •		4,492	2,583
METAL LLC 4.581% due 10/15/2042		6,634	4,363
MF1 LLC
7.076% due 03/19/2039 •		1,000	999
7.974% due 09/17/2037 •		10,500	10,535
MF1 Ltd. 6.689% due 02/19/2037 •		12,593	12,514
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 10/25/2036 •		947	415
5.610% due 11/25/2036 •		1,354	772
5.610% due 12/25/2036 •		658	326
5.610% due 02/25/2037 •		3,576	1,686
5.640% due 02/25/2037 •		11,065	3,566
5.660% due 02/25/2037 •		469	221
5.680% due 10/25/2036 •		1,035	453
5.690% due 02/25/2037 •		4,216	1,359
5.960% due 08/25/2036 •		5,646	2,814
6.080% due 12/25/2035 •		239	231
6.710% due 07/25/2037 •		2,100	1,777
Morgan Stanley Home Equity Loan Trust
5.560% due 04/25/2037 •		205	106
5.810% due 04/25/2037 •		980	504
Neuberger Berman Loan Advisers CLO Ltd. 6.913% due 10/24/2032 •		11,100	11,068
New Century Home Equity Loan Trust
5.780% due 08/25/2036 •		5,384	5,195
6.165% due 02/25/2036 •		6,100	5,090
NovaStar Mortgage Funding Trust
5.760% due 03/25/2037 •		1,050	347
5.880% due 01/25/2037 •		4,219	1,448
5.960% due 10/25/2036 •		1,064	453
Octagon Investment Partners Ltd. 6.558% due 07/19/2030 •		6,878	6,888
Option One Mortgage Loan Trust 5.600% due 01/25/2037 •		3,655	2,109
OZLM Ltd.
6.475% due 07/20/2030 •		4,000	4,003
6.636% due 04/20/2031 •		4,304	4,310
Palmer Square European Loan Funding DAC 4.686% due 04/15/2031 •	EUR	1,231	1,319
Palmer Square Loan Funding Ltd. 6.386% due 07/20/2029 •		$10,668	10,671
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.195% due 08/25/2035 •		3,223	3,126

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

PFP Ltd. 7.605% due 08/19/2035 •		20,100	20,130
Rad CLO Ltd. 0.000% due 04/25/2032 •		5,400	5,410
RBSSP Resecuritization Trust 5.597% due 11/26/2036 •		145	143
Ready Capital Mortgage Financing LLC
6.410% due 07/25/2036 •		1,012	1,007
7.719% due 10/25/2039 •		4,568	4,594
7.897% due 10/25/2039 •		15,725	15,803
Regatta Funding Ltd. 6.523% due 10/25/2031 •		9,500	9,515
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 þ		10,363	4,210
Residential Asset Mortgage Products Trust 5.920% due 12/25/2035 •		7,029	5,599
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,157	2,059
Securitized Asset-Backed Receivables LLC Trust 5.960% due 03/25/2036 •		1,186	715
Sound Point CLO Ltd.
6.604% due 01/25/2032 •		5,300	5,300
6.760% due 07/15/2034 •		4,000	4,001
Specialty Underwriting & Residential Finance Trust
4.270% due 02/25/2037 þ		1,400	477
5.730% due 04/25/2037 •		735	533
5.760% due 06/25/2037 •		492	283
Start Ltd. 4.089% due 03/15/2044		1,786	1,712
Structured Asset Investment Loan Trust 5.610% due 09/25/2036 •		106	104
Structured Asset Securities Corp. Mortgage Loan Trust 5.960% due 11/25/2037 •		8,000	6,973
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		4,267	3,668
Thunderbolt Aircraft Lease Ltd. 6.212% due 05/17/2032 þ		320	316
TIAA CLO Ltd. 0.000% due 01/20/2032 •(b)		2,500	2,500
Trinitas CLO Ltd. 6.663% due 01/25/2034 •		16,700	16,745
Venture CLO Ltd. 6.716% due 04/20/2032 •		4,000	4,002
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)		9,000	9,000
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	16,868
Vibrant CLO Ltd. 6.706% due 07/20/2032 •		3,100	3,102
Voya CLO Ltd. 6.590% due 10/15/2030 •		2,092	2,095
Wellfleet CLO Ltd.
6.756% due 07/20/2032 •		2,887	2,893
6.790% due 07/15/2034 •		8,000	8,005

Total Asset-Backed Securities (Cost $696,394)			631,437

SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
1.000% due 07/09/2029		233	134
3.500% due 07/09/2041 þ		9,535	3,757
3.625% due 07/09/2046 þ		1,610	705
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	23,233
Brazil Government International Bond 7.125% due 05/13/2054		$9,300	9,005
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (g)	BRL	477,100	79,008
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	42,333
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,700	11,886
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		12,600	11,543
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,412
Israel Government International Bond
5.500% due 03/12/2034		21,100	20,129
5.750% due 03/12/2054		8,000	7,210
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	13,945
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	661,715	30,457
3.000% due 12/03/2026 (h)		113,876	5,757
3.771% due 05/24/2061		$3,350	2,061
4.000% due 11/30/2028 (h)	MXN	295,866	15,133

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.000% due 08/24/2034 (h)		29,180	1,428
Peru Government International Bond
6.900% due 08/12/2037	PEN	14,400	3,601
6.950% due 08/12/2031		7,600	2,031
Qatar Government International Bond 4.400% due 04/16/2050		$5,300	4,645
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	4,988
2.125% due 03/07/2028		5,000	4,948
2.875% due 04/13/2042		2,300	1,603
3.750% due 02/07/2034		500	460
5.250% due 05/30/2032		9,200	9,598
5.375% due 03/22/2031		7,450	7,925
Russia Government International Bond 7.500% due 03/31/2030		$99	71
Saudi Government International Bond
2.250% due 02/02/2033		14,100	11,276
4.750% due 01/16/2030		21,700	21,349
5.000% due 01/18/2053		14,000	12,354
Ukraine Government International Bond 7.750% due 09/01/2024		6,300	2,041
United Kingdom Gilt 4.375% due 07/31/2054	GBP	33,370	40,237

Total Sovereign Issues (Cost $452,545)			410,263

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		441,790	0

ENERGY 0.0%
Constellation Oil 'B' «(e)(k)		2,022,200	219

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(e)(k)		184,946	4,323
Forsea Holding SA «(e)		97	2
Westmoreland Mining Holdings «(e)(k)		47,724	96
Westmoreland Mining LLC «(e)(k)		48,144	217

			4,638

MATERIALS 0.0%
Petra Diamonds Ltd. (e)		1,042,150	528

Total Common Stocks (Cost $9,514)			5,385

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		3	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		7,750	9,215

Total Convertible Preferred Securities (Cost $5,523)			9,215

PREFERRED SECURITIES 5.1%
BANKING & FINANCE 4.8%
American AgCredit Corp. 5.250% due 06/15/2026 •(i)		14,000,000	13,318
Bank of America Corp.
5.875% due 03/15/2028 •(i)		58,483,000	58,246
6.250% due 09/05/2024 •(i)		5,200,000	5,194
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(i)		775,000	748
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		8,000,000	7,320
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)		35,500,000	35,255
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		38,500,000	32,917
5.000% due 12/01/2027 •(i)		7,950,000	7,268

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Citigroup, Inc.
3.875% due 02/18/2026 •(i)	20,000,000	18,986
4.150% due 11/15/2026 •(i)	3,800,000	3,552
4.700% due 01/30/2025 •(i)	9,000,000	8,811
5.000% due 09/12/2024 •(i)	42,700,000	42,563
7.200% due 05/15/2029 •(i)	9,500,000	9,747
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(i)	12,000,000	10,759
5.650% due 10/06/2025 •(i)	2,520,000	2,450
CoBank ACB
4.250% due 01/01/2027 •(i)	7,900,000	6,842
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)	106,000	10,491
6.250% due 10/01/2026 •(i)	9,300,000	9,217
6.450% due 10/01/2027 •(i)	5,000,000	4,975
Discover Financial Services 6.125% due 06/23/2025 •(i)	17,000,000	16,850
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(i)	3,000,000	2,820
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(i)	9,000,000	8,389
7.500% due 02/10/2029 •(i)	9,300,000	9,761
7.500% due 05/10/2029 •(i)	9,000,000	9,271
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(i)	14,000,000	13,281
4.000% due 04/01/2025 •(i)	32,000,000	31,177
4.600% due 02/01/2025 •(i)	9,800,000	9,685
4.625% due 06/01/2026 (i)	327,000	6,847
5.000% due 08/01/2024 •(i)	52,120,000	52,055
6.100% due 10/01/2024 •(i)	1,100,000	1,102
6.875% due 06/01/2029 •(i)	16,000,000	16,568
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,147
Morgan Stanley
5.875% due 09/15/2026 ~(i)	3,000,000	2,957
6.500% due 10/15/2027 (i)	389,400	10,163
8.761% (TSFR3M + 3.422%) due 12/15/2025 ~(i)	10,280,000	10,670
Nationwide Building Society 10.250% ~	64,034	10,580
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(i)	5,300,000	4,760
6.250% due 03/15/2030 •(i)	2,900,000	2,827
SBL Holdings, Inc. 7.000% due 05/13/2025 •(i)	3,550,000	3,085
State Street Corp. 6.700% due 03/15/2029 •(i)	8,500,000	8,540
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	12,627,500	14,695
SVB Financial Group 4.250% due 11/15/2026 ^(d)(i)	10,000,000	30
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(i)	320,000	8,163
U.S. Bancorp 5.300% due 04/15/2027 •(i)	5,045,000	4,899
Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	4,300,000	4,123
4.250% due 09/15/2026 (i)	678,800	12,741
5.875% due 06/15/2025 ~(i)	475,000	475
7.625% due 09/15/2028 •(i)	10,000,000	10,668

		577,988

INDUSTRIALS 0.2%
Energy Transfer LP 6.750% due 05/15/2025 •(i)	15,100,000	15,042
Land O' Lakes, Inc. 7.000% due 09/18/2028 (i)	4,600,000	3,584

		18,626

UTILITIES 0.1%
Edison International 5.000% due 12/15/2026 •(i)	4,500,000	4,300
Sempra Energy 4.875% due 10/15/2025 •(i)	7,300,000	7,167

		11,467

Total Preferred Securities (Cost $640,135)		608,081

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Welltower, Inc.	74,398	7,756

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Real Estate Investment Trusts (Cost $4,200)		7,756

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (l) 0.0%		1,182

U.S. TREASURY BILLS 0.0%
5.379% due 07/11/2024 - 08/15/2024 (f)(g)(o)	$936	935

Total Short-Term Instruments (Cost $2,117)		2,117

Total Investments in Securities (Cost $15,428,026)		14,337,235

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	16,598,159	161,483

Total Short-Term Instruments (Cost $161,483)		161,483

Total Investments in Affiliates (Cost $161,483)		161,483

Total Investments 121.3% (Cost $15,589,509)		$14,498,718
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $34,747)		18,753
Other Assets and Liabilities, net (21.4)%		(2,562,936)

Net Assets 100.0%		$11,954,535

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$219	$219	0.00%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	3,699	4,323	0.04
Morgan Stanley0.000% due 04/02/2032	02/11/2020	13,979	10,024	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,467	0.05
Westmoreland Mining Holdings	12/08/2014	1,393	96	0.00
Westmoreland Mining LLC	06/30/2023	319	217	0.00

$25,609	$21,346	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,182	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,206)	$1,182	$1,182

Total Repurchase Agreements	$(1,206)	$1,182	$1,182

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.440%	07/01/2024	07/02/2024	$(42,058)	$(42,058)
BOS	5.200	06/14/2024	07/11/2024	(3,037)	(3,044)
5.250	06/14/2024	07/11/2024	(8,846)	(8,868)
5.270	06/14/2024	07/11/2024	(4,955)	(4,967)
BRC	4.750	02/23/2024	TBD(3)	(9,332)	(9,490)
5.300	02/26/2024	TBD(3)	(19,953)	(20,324)
IND	5.650	06/05/2024	07/10/2024	(474)	(476)
JPS	5.000	06/10/2024	08/02/2024	(799)	(801)
5.250	06/14/2024	08/02/2024	(8,473)	(8,495)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.300	06/14/2024	08/02/2024	(14,632)	(14,669)
NOM	4.250	06/28/2024	TBD(3)	(438)	(438)
5.430	06/21/2024	07/10/2024	(16,800)	(16,825)
SCX	5.300	06/11/2024	TBD(3)	(3,317)	(3,327)
STR	5.450	06/28/2024	07/01/2024	(549,841)	(550,091)
5.450	07/01/2024	07/02/2024	(497,963)	(497,963)

Total Reverse Repurchase Agreements	$(1,181,836)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

MSC	5.430%	06/12/2024	08/15/2024	$(1,192)	$(1,196)
NOM	5.470	06/26/2024	07/02/2024	(2,105)	(2,107)
UBS	5.390	06/07/2024	07/08/2024	(1,611)	(1,617)
5.390	06/20/2024	07/08/2024	(1,411)	(1,413)
5.390	06/21/2024	07/08/2024	(987)	(988)
5.390	06/24/2024	07/08/2024	(27,525)	(27,554)
5.410	04/18/2024	07/10/2024	(214,293)	(216,679)
5.420	05/03/2024	07/17/2024	(253,772)	(256,046)
5.420	05/29/2024	07/17/2024	(613)	(616)
5.420	05/29/2024	07/31/2024	(3,678)	(3,697)
5.420	06/07/2024	07/24/2024	(3,053)	(3,064)
5.420	06/07/2024	07/31/2024	(5,265)	(5,284)
5.420	06/10/2024	07/17/2024	(528)	(529)
5.420	06/10/2024	07/24/2024	(11,431)	(11,468)
5.420	06/10/2024	07/31/2024	(879)	(882)
5.420	06/11/2024	07/24/2024	(2,938)	(2,947)
5.420	06/11/2024	07/31/2024	(2,517)	(2,525)
5.420	06/12/2024	07/17/2024	(298)	(299)
5.420	06/12/2024	07/31/2024	(4,173)	(4,185)
5.420	06/13/2024	07/31/2024	(3,504)	(3,514)
5.420	06/20/2024	07/24/2024	(71)	(71)
5.420	06/21/2024	07/24/2024	(1,269)	(1,271)
5.420	07/01/2024	07/31/2024	(621)	(621)
5.430	06/06/2024	08/02/2024	(265)	(265)
5.430	06/10/2024	08/02/2024	(1,759)	(1,764)
5.430	06/10/2024	08/08/2024	(48,364)	(48,517)
5.430	06/11/2024	08/08/2024	(9,822)	(9,851)
5.430	06/12/2024	08/08/2024	(1,192)	(1,196)
5.430	06/13/2024	08/02/2024	(300)	(301)
5.430	06/18/2024	08/08/2024	(351)	(352)
5.430	06/20/2024	08/08/2024	(2,610)	(2,614)
5.430	06/21/2024	08/08/2024	(846)	(847)
5.430	06/24/2024	08/08/2024	(15,933)	(15,950)

Total Sale-Buyback Transactions	$(630,230)

(m)	Securities with an aggregate market value of $1,286,922 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(393,886) at a weighted average interest rate of 5.396%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,575) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	56	$56	$(16)	$(21)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	56	56	(16)	(7)

Total Written Options	$(32)	$(28)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	1,441	$179,695	$1,496	$62	$(231)
U.S. Treasury 5-Year Note September Futures	09/2024	5,552	591,722	3,072	0	(607)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	881	100,021	1,249	0	(427)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	1,051	131,736	1,709	0	(1,741)

$7,526	$62	$(3,006)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	69	$(61,268)	$101	$240	$(77)
U.S. Treasury 10-Year Note September Futures	09/2024	389	(42,784)	(46)	104	0
U.S. Treasury Long-Term Bond September Futures	09/2024	653	(77,258)	(606)	653	0
United Kingdom Long Gilt September Futures	09/2024	591	(72,893)	(343)	321	(23)

$(894)	$1,318	$(100)

Total Futures Contracts	$6,632	$1,380	$(3,106)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.119%	$4,400	$(153)	$115	$(38)	$0	$0
Telefonica Emisiones SAU	(1.000)	Quarterly	06/20/2028	0.541	EUR	5,000	(88)	(6)	(94)	1	0

$(241)	$109	$(132)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.434%	$6,100	$1,207	$(799)	$408	$0	$(1)
AES Corp.	5.000	Quarterly	06/20/2026	0.503	2,100	430	(248)	182	1	0
AES Corp.	5.000	Quarterly	12/20/2028	1.068	5,000	621	173	794	0	(1)
Airbus Group	1.000	Quarterly	06/20/2029	0.555	EUR	8,000	171	7	178	6	0
Airbus SE	1.000	Quarterly	12/20/2028	0.511	2,800	21	41	62	2	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.303	$3,900	83	(18)	65	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.382	10,500	(63)	275	212	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.276	4,300	71	(55)	16	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	32,200	550	(174)	376	10	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	23,700	(85)	467	382	13	0
Atlantia SPA	1.000	Quarterly	12/20/2025	0.476	EUR	5,800	(262)	311	49	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2025	0.740	$2,400	(39)	49	10	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	3,100	(16)	21	5	0	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.239	EUR	10,800	256	(125)	131	0	(2)
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.161	16,400	309	(233)	76	2	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.581	1,900	(4)	403	399	0	(1)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.430	$2,800	(12)	50	38	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.225	7,400	64	(34)	30	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.370	2,200	17	16	33	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.252	7,400	854	(675)	179	2	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.057	23,900	190	(75)	115	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	8,500	58	89	147	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	900	10	8	18	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	5,280	945	(377)	568	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	14,790	1,941	305	2,246	8	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Glencore Finance	5.000	Quarterly	06/20/2031	1.655	EUR	14,000	3,192	(147)	3,045	2	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.175		$6,900	(53)	163	110	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.223		4,800	(49)	138	89	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.394		2,900	598	(280)	318	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.173		5,500	138	(115)	23	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.122		2,200	60	(14)	46	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.319		9,800	223	(94)	129	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.173		19,500	487	(404)	83	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.206	EUR	12,600	(761)	816	55	1	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.595		$1,500	(5)	20	15	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.390		3,800	655	(10)	645	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.541	EUR	5,000	61	33	94	0	(1)
Tesco PLC	1.000	Quarterly	12/20/2024	0.095		13,800	304	(235)	69	1	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.398		5,350	9	107	116	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.447		4,100	5	88	93	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		$46,100	141	41	182	5	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355		2,500	57	(26)	31	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404		6,200	149	(61)	88	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.486		400	(7)	14	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523		8,300	(22)	168	146	4	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580		2,000	(5)	39	34	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	8,900	61	41	102	1	0

							$12,555	$(316)	$12,239	$68	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index		1.000%	Quarterly	12/20/2028		$15,500	$184	$148	$332	$0	$(1)
CDX.IG-42 5-Year Index		1.000	Quarterly	06/20/2029		627,900	13,866	(824)	13,042	0	(56)
iTraxx Crossover 41 5-Year Index		5.000	Quarterly	06/20/2029	EUR	29,950	2,932	(508)	2,424	70	0
iTraxx Europe Main 41 5-Year Index		1.000	Quarterly	06/20/2029		177,800	4,183	(738)	3,445	108	0

							$21,165	$(1,922)	$19,243	$178	$(57)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	108,200	$914	$(379)	$535	$0	$(144)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		16,900	(348)	983	635	177	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	1,389	361	36	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,449)	1,744	295	39	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$102,000	(4)	(33)	(37)	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025		114,100	2,700	1,703	4,403	21	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2026		50,800	149	(101)	48	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		11,100	(45)	(56)	(101)	69	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		15,400	(47)	(3)	(50)	0	(50)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		10,100	(33)	(54)	(87)	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	2	2	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	2,618	350	2,968	1,178	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	272,900	0	(1,896)	(1,896)	0	(183)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		248,300	0	(1,709)	(1,709)	0	(167)
Pay	1-Year BRL-CDI	9.835	Maturity	01/04/2027		431,600	0	(2,966)	(2,966)	0	(290)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		57,800	0	(396)	(396)	0	(39)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	11,000	(18)	(69)	(87)	0	(8)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		11,000	(16)	(57)	(73)	0	(8)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		11,200	(17)	(31)	(48)	0	(8)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		9,000	(16)	45	29	0	(8)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		6,700	(19)	(27)	(46)	0	(15)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	89,200	(683)	931	248	89	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		113,600	(617)	853	236	114	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(201)	(1,781)	(1,982)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(4,156)	(4,408)	0	(27)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(1,873)	(1,991)	0	(13)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		49,400	(46)	(159)	(205)	0	(104)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		66,010	6,583	29,990	36,573	96	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		91,400	(3,557)	3,635	78	214	0

							$4,452	$25,879	$30,331	$2,035	$(1,177)

Total Swap Agreements							$37,931	$23,750	$61,681	$2,282	$(1,247)

(o)

Securities with an aggregate market value of $124,366 and cash of $21,775 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	6,572		$4,025		$22		$0
		08/2024			$4,025		NZD	6,572	0		(22)
BOA		07/2024		SGD	366		$270		0		0
		07/2024			$2,151		HKD	16,784	0		(1)
		07/2024			22,387		SGD	30,386	21		0
		07/2024			1,463		TRY	49,448	42		0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024	SGD	30,341		$22,387	0	(22)
	08/2024	TRY	991		29	0	0
BPS	07/2024	AUD	2,732		1,807	0	(15)
	07/2024	EUR	10,473		11,338	122	0
	07/2024	GBP	127,696		163,120	1,699	0
	07/2024	IDR	545,652,198		33,306	0	(43)
	07/2024	JPY	167,000		1,069	31	0
	07/2024	KRW	59,939,450		43,494	36	0
	07/2024	TWD	1,013,193		31,314	139	0
	07/2024		$51,571	AUD	77,398	62	0
	07/2024		11,839	EUR	10,985	0	(75)
	07/2024		37,044	IDR	605,109,328	5	(66)
	07/2024		903	ILS	3,346	0	(16)
	07/2024		5,128	INR	429,321	19	0
	07/2024		8,868	NZD	14,436	0	(76)
	08/2024	AUD	77,398		$51,615	0	(61)
	09/2024	CNH	1,819		254	3	0
	09/2024	MXN	320,919		17,219	0	(113)
	10/2024	CNH	218,322		30,359	200	0
	05/2029	KWD	2,919		10,035	289	0
	07/2029		610		2,098	62	0
BRC	07/2024	DKK	45,756		6,661	91	0
	07/2024	MXN	68,109		3,687	0	(29)
	07/2024	SGD	30,027		22,228	85	0
	07/2024	THB	5,505		150	0	0
	07/2024	TRY	208,663		6,329	0	(61)
	07/2024		$1,037	NOK	10,906	0	(15)
	07/2024		48,265	PLN	192,806	0	(380)
	07/2024		25,466	TRY	865,312	824	0
	08/2024		5,693		196,997	52	0
	09/2024	MXN	39,403		$2,110	0	(18)
	09/2024		$13,621	MXN	259,335	385	0
	09/2024		12,747	TRY	460,806	333	0
BSH	07/2024	BRL	295,400		$58,507	5,663	0
	07/2024		$53,140	BRL	295,400	0	(297)
CBK	07/2024	BRL	92,225		$16,591	93	0
	07/2024	EUR	18,802		20,480	344	0
	07/2024	GBP	1,643		2,097	20	0
	07/2024		$1,532	AUD	2,319	15	0
	07/2024		16,925	BRL	92,225	0	(427)
	07/2024		1,526	TRY	51,432	12	0
	08/2024	BRL	92,535		$16,925	432	0
	09/2024	PEN	17,904		4,765	107	0
	09/2024		$18,832	INR	1,574,423	12	(10)
	10/2024	CNH	520,069		$72,238	395	0
DUB	07/2024	AUD	47,244		31,268	0	(249)
FAR	07/2024		34,730		23,139	0	(29)
	07/2024	EUR	250,218		272,526	4,555	0
	07/2024	NZD	12,629		7,702	10	0
	07/2024		$15,565	MXN	277,840	0	(401)
	08/2024		7,702	NZD	12,629	0	(10)
GLM	07/2024	BRL	427,600		$77,005	513	0
	07/2024	KRW	5,504,434		3,996	5	0
	07/2024	TWD	206,409		6,381	30	0
	07/2024		$1,322	AUD	1,987	4	0
	07/2024		79,106	BRL	427,600	0	(2,614)
	07/2024		29,170	MXN	530,570	177	(396)
	08/2024	DKK	138		$20	0	0
	08/2024		$22,394	BRL	118,455	0	(1,282)
	08/2024		3,911	TRY	134,973	33	0
	10/2024		3,748	BRL	20,570	0	(106)
	04/2025	BRL	460,800		$82,671	2,769	0
JPM	07/2024		219,069		42,866	3,678	0
	07/2024	CAD	65,627		47,759	0	(212)
	07/2024	CNY	3,801		533	6	0
	07/2024	EUR	8,470		9,063	0	(8)
	07/2024	ILS	3,323		898	18	0
	07/2024	KRW	5,489,810		3,985	4	0
	07/2024	TWD	369,813		11,431	53	0
	07/2024		$39,461	BRL	219,069	0	(272)
	07/2024		47,714	CHF	42,818	0	(56)
	07/2024		9,919	DKK	69,122	7	0
	07/2024		2,357	INR	197,362	9	0
	07/2024		15,574	TRY	529,655	486	0
	08/2024	AUD	2,810		$1,875	0	(1)
	08/2024	CHF	42,660		47,714	54	0
	08/2024	DKK	69,000		9,919	0	(7)
	08/2024		$533	CNY	3,803	0	0
	08/2024		7,331	TRY	267,486	383	0
	09/2024		13,236	BRL	72,343	0	(385)
	09/2024		2,563	INR	214,752	6	0
	10/2024	CNH	1,102		$154	2	0
	04/2025	BRL	16,200		2,882	73	0
MBC	07/2024	CAD	179,050		131,499	619	0
	07/2024	DKK	118		17	0	0
	07/2024	IDR	813,204		50	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	NOK	8,483	796	2	0
07/2024	$178,818	CAD	244,830	145	0
07/2024	1,319	EUR	1,229	0	(3)
07/2024	23,108	GBP	18,116	0	(207)
07/2024	2,516	INR	210,682	9	0
08/2024	CAD	244,666	$178,818	0	(151)
08/2024	$796	NOK	8,477	0	(2)
MYI	07/2024	CHF	42,842	$47,873	188	0
07/2024	NOK	2,422	227	0	0
07/2024	TWD	202,598	6,263	29	0
07/2024	$6,797	DKK	47,440	16	0
07/2024	61,498	INR	5,147,367	217	0
07/2024	8,793	NZD	14,337	0	(60)
08/2024	DKK	47,356	$6,797	0	(15)
08/2024	$227	NOK	2,421	0	0
09/2024	1,714	INR	143,345	0	0
RBC	07/2024	141,042	GBP	111,223	0	(445)
08/2024	GBP	111,223	$141,066	443	0
RYL	07/2024	$2,003	AUD	3,002	0	0
SCX	07/2024	EUR	9,641	$10,358	33	0
07/2024	IDR	1,148,840	70	0	0
07/2024	KRW	27,578,791	20,025	30	0
07/2024	MXN	364,290	19,653	0	(220)
07/2024	PEN	8,832	2,356	58	0
07/2024	TWD	521,180	16,111	75	0
07/2024	$534	CNY	3,798	0	(7)
07/2024	305,767	EUR	285,390	0	(128)
07/2024	48,344	ZAR	890,874	560	0
08/2024	EUR	285,390	$306,216	132	0
09/2024	CNH	569	79	1	0
09/2024	$11,627	INR	973,082	14	0
SSB	07/2024	MXN	96,114	$5,152	0	(90)
TOR	07/2024	NZD	9,572	5,863	33	0
08/2024	$5,863	NZD	9,572	0	(32)
UAG	07/2024	DKK	70,827	$10,286	116	0
07/2024	$26	CHF	24	0	0
08/2024	CHF	23	$26	0	0

Total Forward Foreign Currency Contracts	$27,210	$(9,135)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	254,900	$0	$129
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	196,400	0	95
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	128,600	0	69
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	98,200	0	56
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	129,800	0	86
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	131,700	0	94
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	98,300	0	78
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	139,000	0	136
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	252,200	0	275
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	108,100	0	118
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	159,500	0	148
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	151,300	0	169
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	152,300	0	192
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	155,900	0	187
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	117,000	0	112

Total Purchased Options	$0	$1,944

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	10,400	$(47)	$(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	10,400	(47)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	11,500	(17)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	11,500	(17)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	7,000	(28)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	7,000	(28)	(4)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	6,900	(26)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	6,900	(26)	(34)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	11,300	(38)	(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	11,300	(38)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	11,100	(41)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	11,100	(41)	(62)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	20,000	(41)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	20,000	(41)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	15,100	(51)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	15,100	(51)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	20,100	(61)	(57)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	20,100	(61)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	19,500	(74)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	19,500	(74)	(126)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	9,800	(38)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	9,800	(38)	(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	10,100	(42)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	19,900	(72)	(36)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	19,900	(72)	(130)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	10,100	(42)	(65)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	9,900	(33)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	9,900	(32)	(35)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	5,600	(20)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	5,600	(20)	(23)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	6,600	(22)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	6,600	(22)	(28)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	28,300	0	(139)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	21,800	0	(106)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	14,300	0	(72)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	10,900	0	(56)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	14,400	0	(86)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	14,600	0	(90)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	10,900	0	(69)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	15,400	0	(110)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	12,000	0	(107)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	16,000	0	(144)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	12,000	0	(102)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	17,700	0	(124)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	16,800	0	(132)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	16,900	0	(164)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	17,300	0	(153)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	13,000	0	(96)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	22,500	(55)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	22,500	(55)	(8)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	7,200	(13)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	7,200	(13)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	5,300	(21)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	5,300	(21)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	10,600	(41)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	10,600	(41)	(56)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	5,300	(21)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	5,300	(21)	(35)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	6,100	(25)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	6,100	(25)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	11,700	(19)	(28)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	11,700	(19)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	10,200	(43)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	10,200	(43)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	10,500	(27)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	10,500	(39)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	10,500	(39)	(60)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	10,500	(27)	(46)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	11,700	(19)	(17)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	11,700	(19)	(9)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	12,000	(21)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	12,000	(21)	(18)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	11,800	(19)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	11,800	(19)	(25)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	5,400	(17)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	5,400	(17)	(25)

							$(2,061)	$(3,191)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.266	07/08/2024		5,800	$(12)	$(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.719	07/08/2024		4,200	(8)	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			95.594	08/06/2024		7,600	(17)		(26)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			98.594	08/06/2024		7,500	(14)		(10)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.250	07/08/2024		12,000	(22)		(16)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.969	07/08/2024		7,500	(25)		(2)

								$(98)		$(64)

Total Written Options								$(2,159)		$(3,255)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.289%	$6,000	$131	$(68)	$63	$0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.239	11,600	(87)	133	46	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.333	1,000	(38)	41	3	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	4,900	(85)	100	15	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.85	800	(32)	35	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341	3,100	12	(1)	11	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.229	4,200	(4)	36	32	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	4,800	(75)	90	15	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.926	5,800	811	(150)	661	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	7,000	(58)	86	28	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	2,600	(11)	35	24	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.229	4,200	(5)	37	32	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.333	9,600	(385)	418	33	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.53	2,000	(45)	50	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	3,800	(30)	67	37	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.139	5,800	80	(54)	26	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.229	5,600	(1)	44	43	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.087	12,100	(749)	724	0	(25)
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.246	6,000	0	45	45	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.113	11,800	230	(177)	53	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	5,800	(51)	74	23	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443	600	(8)	13	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	9,700	27	64	91	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.1	6,600	(320)	379	59	0
	Post Holdings, Inc.	1.900	Quarterly	12/20/2025	0.022	10,000	0	226	226	0

							$(693)	$2,247	$1,579	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$1,200	$(36)	$33	$0	$(3)
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	4,200	(124)	113	0	(11)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	2,800	(80)	73	0	(7)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	6,600	(8)	(42)	0	(50)
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,800	(52)	47	0	(5)

							$(300)	$224	$0	$(76)

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$856	$856	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	542,784	4.480% (1-Month USD-LIBOR less a specified spread)	Monthly	09/25/2024	$58,518	$0	$374	$374	$0

Total Swap Agreements	$(993)	$3,701	$2,809	$(101)

(q)

Securities with an aggregate market value of $2,163 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$125,226	$41,996	$167,222
Corporate Bonds & Notes
Banking & Finance	0	4,013,088	8,836	4,021,924
Industrials	0	3,357,547	2,191	3,359,738
Utilities	0	1,157,520	0	1,157,520
Convertible Bonds & Notes
Banking & Finance	0	211	0	211
Municipal Bonds & Notes
Florida	0	5,036	0	5,036
Texas	0	18,579	0	18,579
U.S. Government Agencies	0	1,349,737	1,983	1,351,720
U.S. Treasury Obligations	0	2,261,356	0	2,261,356
Non-Agency Mortgage-Backed Securities	0	318,643	1,032	319,675
Asset-Backed Securities	2,500	628,868	69	631,437
Sovereign Issues	0	410,263	0	410,263
Common Stocks
Energy	0	0	219	219
Industrials	0	0	4,638	4,638
Materials	528	0	0	528
Convertible Preferred Securities
Banking & Finance	9,215	0	0	9,215
Preferred Securities
Banking & Finance	37,914	540,074	0	577,988
Industrials	0	18,626	0	18,626
Utilities	0	11,467	0	11,467
Real Estate Investment Trusts
Real Estate	7,756	0	0	7,756
Short-Term Instruments
Repurchase Agreements	0	1,182	0	1,182
U.S. Treasury Bills	0	935	0	935

$57,913	$14,218,358	$60,964	$14,337,235
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$161,483	$0	$0	$161,483

Total Investments	$219,396	$14,218,358	$60,964	$14,498,718

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	623	3,039	0	3,662

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Over the counter	0	31,737	226	31,963

	$623	$34,776	$226	$35,625
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(331)	(4,050)	0	(4,381)
Over the counter	0	(12,491)	0	(12,491)

	$(331)	$(16,541)	$0	$(16,872)

Total Financial Derivative Instruments	$292	$18,235	$226	$18,753

Totals	$219,688	$14,236,593	$61,190	$14,517,471

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 191.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Catalent Pharma Solutions, Inc. 8.344% due 02/22/2028 «		$1,100	$1,102
Citadel Securities LP 7.594% due 07/29/2030		1,886	1,893
Telecom Serbia TBD% due 06/11/2029 «	EUR	5,000	5,330
UKG, Inc. 8.576% due 02/10/2031		$600	603
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031		1,696	1,706

Total Loan Participations and Assignments (Cost $10,649)			10,634

CORPORATE BONDS & NOTES 46.2%
BANKING & FINANCE 18.6%
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,700	1,728
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		2,000	1,966
AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	860
3.875% due 01/23/2028		2,000	1,896
4.450% due 04/03/2026		600	589
AIB Group PLC 6.608% due 09/13/2029 •		2,400	2,478
Aircastle Ltd.
2.850% due 01/26/2028		3,200	2,896
4.250% due 06/15/2026		800	780
Alexandria Real Estate Equities, Inc.
3.550% due 03/15/2052		1,780	1,194
5.150% due 04/15/2053		1,400	1,232
American Assets Trust LP 3.375% due 02/01/2031		6,500	5,329
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	6,363
American Homes 4 Rent LP 3.625% due 04/15/2032		1,800	1,575
American Tower Corp.
1.875% due 10/15/2030		1,740	1,417
2.100% due 06/15/2030		1,550	1,299
2.900% due 01/15/2030		300	265
2.950% due 01/15/2051		2,800	1,753
5.550% due 07/15/2033		3,500	3,498
Antares Holdings LP
2.750% due 01/15/2027		1,800	1,636
3.750% due 07/15/2027		3,900	3,571
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	3,533
Ares Finance Co. LLC 3.650% due 02/01/2052		3,100	2,147
Asian Development Bank 5.820% due 06/16/2028		500	520
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		1,675	1,726
Athene Global Funding
5.516% due 03/25/2027		2,200	2,206
5.583% due 01/09/2029		4,500	4,520
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,178
6.375% due 07/15/2030		3,500	3,620
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	490
4.250% due 04/15/2026		2,600	2,526
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		2,400	2,395
Banco BTG Pactual SA 4.500% due 01/10/2025		3,800	3,765
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,000	259
Banco Santander SA
4.175% due 03/24/2028 •		$400	386
5.552% due 03/14/2028 •		1,200	1,198

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.938% due 11/07/2033		2,800	3,060
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(g)		1,000	976
Bank of America Corp.
5.202% due 04/25/2029 •		4,300	4,294
5.819% due 09/15/2029 •		4,300	4,391
Barclays PLC
2.894% due 11/24/2032 •		2,300	1,903
6.224% due 05/09/2034 •		2,900	2,973
6.692% due 09/13/2034 •		800	849
7.125% due 06/15/2025 •(f)(g)	GBP	200	251
BGC Group, Inc. 8.000% due 05/25/2028		$1,850	1,950
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,812
2.850% due 08/05/2051		2,800	1,715
Blackstone Secured Lending Fund 2.850% due 09/30/2028		230	202
Blue Owl Capital Corp. 2.875% due 06/11/2028 (j)		3,800	3,363
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		800	789
Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	6,004
4.125% due 10/07/2051		4,810	3,456
4.375% due 02/15/2032		200	178
BPCE SA 7.003% due 10/19/2034 •		13,450	14,389
Brookfield Finance LLC 3.450% due 04/15/2050		50	34
Brookfield Finance U.K. PLC 2.340% due 01/30/2032		5,190	4,166
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,223
3.625% due 02/15/2052		800	557
4.700% due 09/20/2047		5,600	4,749
Brown & Brown, Inc. 5.650% due 06/11/2034		1,650	1,640
CaixaBank SA
5.673% due 03/15/2030 •		1,100	1,096
6.037% due 06/15/2035 •		900	903
6.840% due 09/13/2034 •		3,900	4,121
Cape Lookout Re Ltd. 13.355% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		2,700	2,673
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,778
CBRE Services, Inc. 5.950% due 08/15/2034		2,600	2,634
Charles River Re Ltd. 12.105% due 05/10/2031 •		250	249
CI Financial Corp.
3.200% due 12/17/2030		10	8
7.500% due 05/30/2029		1,100	1,090
CNA Financial Corp. 5.500% due 06/15/2033		1,100	1,098
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,726
Corporate Office Properties LP
2.000% due 01/15/2029		800	679
2.750% due 04/15/2031		700	579
2.900% due 12/01/2033		400	315
CoStar Group, Inc. 2.800% due 07/15/2030		1,500	1,269
CTR Partnership LP 3.875% due 06/30/2028		100	92
Danske Bank AS
4.375% due 06/12/2028		7,400	7,135
6.259% due 09/22/2026 •		3,000	3,022
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	3,967
East Lane Re Ltd. 14.605% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		2,100	2,107
EPR Properties
3.750% due 08/15/2029		900	803
4.500% due 06/01/2027		600	574
4.950% due 04/15/2028		600	575
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,304
Equitable Financial Life Global Funding 5.500% due 12/02/2025		1,500	1,499
Equitable Holdings, Inc.
5.000% due 04/20/2048		3,393	3,046
5.594% due 01/11/2033		1,500	1,521
Extra Space Storage LP 2.350% due 03/15/2032		400	319

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Fairfax Financial Holdings Ltd. 6.100% due 03/15/2055	2,500	2,417
Farmers Insurance Exchange 4.747% due 11/01/2057 •	3,300	2,466
Federal Realty OP LP 5.375% due 05/01/2028	2,600	2,606
Fish Pond Re Ltd. 9.355% (T-BILL 1MO + 4.000%) due 01/08/2027 ~	2,700	2,705
FMR LLC 5.150% due 02/01/2043	11,300	10,624
Ford Motor Credit Co. LLC
6.125% due 03/08/2034	700	693
6.800% due 05/12/2028	5,900	6,081
6.950% due 06/10/2026	1,700	1,733
Freedom Mortgage Corp. 12.000% due 10/01/2028	2,300	2,472
FS KKR Capital Corp.
1.650% due 10/12/2024	2,400	2,370
3.125% due 10/12/2028	1,800	1,564
3.250% due 07/15/2027	2,200	1,994
GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,231
2.250% due 01/06/2027	1,600	1,480
2.900% due 01/06/2032	1,600	1,338
Global Atlantic Fin Co. 3.125% due 06/15/2031	1,500	1,242
GLP Capital LP 5.300% due 01/15/2029	2,100	2,071
Goldman Sachs Group, Inc. 2.615% due 04/22/2032 •	6,000	5,047
Golub Capital BDC, Inc. 7.050% due 12/05/2028	2,800	2,860
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	6,378
Highwoods Realty LP 2.600% due 02/01/2031	700	560
HSBC Holdings PLC
6.332% due 03/09/2044 •	1,300	1,361
7.390% due 11/03/2028 •	2,200	2,327
Hudson Pacific Properties LP
3.950% due 11/01/2027	800	670
5.950% due 02/15/2028	100	85
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032	2,200	1,959
ING Groep NV 6.114% due 09/11/2034 •	9,300	9,595
Intercontinental Exchange, Inc. 3.000% due 09/15/2060	4,000	2,384
Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,033
7.778% due 06/20/2054 •	2,000	2,091
8.248% due 11/21/2033 •	4,800	5,297
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	3,100	3,107
Israel Discount Bank 5.375% due 01/26/2028	2,900	2,830
JAB Holdings BV
3.750% due 05/28/2051	2,750	1,779
4.500% due 04/08/2052	300	220
Jackson National Life Global Funding 5.550% due 07/02/2027 (b)	1,300	1,297
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	2,150	2,265
KBC Group NV
5.796% due 01/19/2029 •	1,300	1,310
6.324% due 09/21/2034 •	1,700	1,766
Kilroy Realty LP 2.650% due 11/15/2033	200	147
Kizuna RE Pte Ltd. 8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	490	494
KKR Group Finance Co. LLC 3.250% due 12/15/2051	2,500	1,641
Lazard Group LLC 4.375% due 03/11/2029	1,800	1,724
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(c)	1,200	1
Lloyds Banking Group PLC
4.550% due 08/16/2028	200	194
5.679% due 01/05/2035 •	2,675	2,666
5.985% due 08/07/2027 •	2,700	2,717
Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~	900	894
LPL Holdings, Inc. 6.750% due 11/17/2028	2,550	2,679
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(b)	3,100	3,089

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley
0.000% due 04/02/2032 þ(h)		3,700	2,347
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,600	2,611
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		800	771
Nasdaq, Inc. 3.950% due 03/07/2052		120	90
National Health Investors, Inc. 3.000% due 02/01/2031		460	376
National Securities Clearing Corp. 4.900% due 06/26/2029		4,000	3,989
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		5,700	5,362
Nationwide Building Society 6.557% due 10/18/2027 •		7,000	7,145
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	3,000
NatWest Group PLC 4.892% due 05/18/2029 •		7,300	7,139
Newmark Group, Inc. 7.500% due 01/12/2029		2,500	2,572
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		8,100	7,419
2.000% due 03/09/2026		450	421
2.450% due 09/15/2028		170	148
Nomura Holdings, Inc. 5.783% due 07/03/2034 (b)		1,700	1,696
OneMain Finance Corp. 3.500% due 01/15/2027		1,990	1,866
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		7,260	7,201
Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		1,700	1,729
Popular, Inc. 7.250% due 03/13/2028		2,400	2,467
Protective Life Corp. 4.300% due 09/30/2028		3,800	3,659
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		2,100	2,146
RGA Global Funding 6.000% due 11/21/2028		3,500	3,607
Santander Holdings USA, Inc. 7.660% due 11/09/2031 •		1,700	1,843
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,600	2,400
2.896% due 03/15/2032 •		200	169
6.534% due 01/10/2029 •		900	925
6.833% due 11/21/2026 •		6,000	6,082
Standard Chartered PLC
5.688% due 05/14/2028 •		2,500	2,501
5.905% due 05/14/2035 •		2,100	2,083
6.296% due 07/06/2034 •		7,900	8,151
Synchrony Financial 2.875% due 10/28/2031		430	345
Torrey Pines Re Ltd.
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	251
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	251
Trust Fibra Uno 4.869% due 01/15/2030		600	527
UBS AG
5.650% due 09/11/2028		2,900	2,955
7.500% due 02/15/2028		3,200	3,425
UBS Group AG
1.305% due 02/02/2027 •		3,700	3,453
1.494% due 08/10/2027 •		6,600	6,057
3.091% due 05/14/2032 •		7,500	6,400
4.703% due 08/05/2027 •		2,200	2,160
4.751% due 05/12/2028 •		800	784
4.988% due 08/05/2033 •		1,700	1,622
5.428% due 02/08/2030 •		1,700	1,697
6.327% due 12/22/2027 •		1,200	1,220
UniCredit SpA
2.569% due 09/22/2026 •		1,500	1,439
3.127% due 06/03/2032 •		5,700	4,832
Ursa Re Ltd. 10.855% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		2,500	2,546
VICI Properties LP 3.875% due 02/15/2029		2,900	2,684
Welltower OP LLC 5.125% due 03/15/2043		10,600	9,623
Windmill Re DAC 0.000% due 07/05/2028 «~	EUR	250	268
Winston RE Ltd. 17.105% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$2,800	2,760

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

WP Carey, Inc. 2.450% due 02/01/2032	1,000	813

		457,481

INDUSTRIALS 16.1%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	1,057	878
AEP Transmission Co. LLC
2.750% due 08/15/2051	700	420
3.650% due 04/01/2050	50	36
Air Canada Pass-Through Trust
3.300% due 07/15/2031	575	526
3.750% due 06/15/2029	246	231
5.250% due 10/01/2030	744	735
Aker BP ASA 3.100% due 07/15/2031	1,600	1,363
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	1,669	1,639
American Airlines Pass-Through Trust
2.875% due 01/11/2036	92	79
3.000% due 04/15/2030	3,238	2,983
3.250% due 04/15/2030	2,202	2,007
3.650% due 08/15/2030	133	125
3.700% due 04/01/2028	1,263	1,207
Amgen, Inc.
4.400% due 02/22/2062	1,100	874
4.663% due 06/15/2051	3,779	3,232
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,134
5.950% due 10/15/2033	2,400	2,406
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	448
Bacardi Ltd. 5.900% due 06/15/2043	5,600	5,452
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,300	1,949
Bayer U.S. Finance LLC 4.700% due 07/15/2064	600	442
Becton Dickinson & Co. 4.874% due 02/08/2029	1,800	1,786
Berry Global, Inc.
1.570% due 01/15/2026 (j)	1,200	1,128
5.500% due 04/15/2028	2,200	2,196
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	1,490	950
Boeing Co.
6.298% due 05/01/2029	1,000	1,014
6.528% due 05/01/2034	2,400	2,459
6.858% due 05/01/2054	1,200	1,232
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	280	190
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	1,080	1,018
5.950% due 08/04/2033	2,500	2,582
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	15,020
Bristol-Myers Squibb Co.
3.900% due 03/15/2062	700	505
5.550% due 02/22/2054	7,700	7,597
British Airways Pass-Through Trust
3.300% due 06/15/2034	162	146
3.350% due 12/15/2030	56	52
4.250% due 05/15/2034	289	272
Broadcom, Inc.
2.600% due 02/15/2033	1,300	1,054
3.187% due 11/15/2036	1,586	1,256
3.419% due 04/15/2033	2,800	2,415
3.469% due 04/15/2034	6,550	5,586
3.500% due 02/15/2041	300	230
4.000% due 04/15/2029	1,200	1,144
4.150% due 04/15/2032	2,000	1,846
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,771
Cameron LNG LLC 3.701% due 01/15/2039	1,400	1,135
Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	179
4.200% due 11/15/2069	1,900	1,444
CDW LLC
2.670% due 12/01/2026	3,200	2,997
3.276% due 12/01/2028	500	455
3.569% due 12/01/2031	2,900	2,535
Cellnex Finance Co. SA 3.875% due 07/07/2041	700	553

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

CGI, Inc. 2.300% due 09/14/2031	1,600	1,275
Charter Communications Operating LLC
2.300% due 02/01/2032	860	664
3.500% due 06/01/2041	4,000	2,689
3.900% due 06/01/2052	1,770	1,111
4.200% due 03/15/2028	2,200	2,080
5.375% due 04/01/2038	600	523
5.375% due 05/01/2047	2,200	1,759
Cheniere Energy Partners LP 5.950% due 06/30/2033	400	406
Children's Hospital 2.928% due 07/15/2050	3,900	2,516
City of Hope 4.378% due 08/15/2048	1,010	830
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,359
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	5,510
Continental Resources, Inc. 5.750% due 01/15/2031	700	689
Continental Wind LLC 6.000% due 02/28/2033	1,132	1,117
Corning, Inc. 5.450% due 11/15/2079	600	553
CSN Resources SA 4.625% due 06/10/2031	4,800	3,773
CVS Health Corp. 5.875% due 06/01/2053	1,500	1,438
CVS Pass-Through Trust 7.507% due 01/10/2032	11,218	11,674
DAE Funding LLC
1.550% due 08/01/2024	200	199
2.625% due 03/20/2025	2,400	2,339
3.375% due 03/20/2028	2,700	2,484
Enbridge, Inc. 5.700% due 03/08/2033	2,150	2,168
Energy Transfer LP
5.300% due 04/15/2047	7,400	6,542
6.050% due 06/01/2041	3,200	3,148
6.250% due 04/15/2049	100	100
6.625% due 10/15/2036	5,200	5,497
7.500% due 07/01/2038	4,135	4,712
Entergy Louisiana LLC
1.600% due 12/15/2030	600	484
2.900% due 03/15/2051	2,100	1,274
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	859
6.450% due 09/01/2040	200	215
Essential Utilities, Inc. 5.375% due 01/15/2034	1,900	1,868
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	4,163
4.317% due 12/30/2039	1,750	1,274
Glencore Funding LLC 5.700% due 05/08/2033	2,000	1,994
Global Payments, Inc. 2.900% due 11/15/2031	4,200	3,518
Graphic Packaging International LLC 3.750% due 02/01/2030	1,000	895
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,600	1,628
6.510% due 02/23/2042	600	625
HCA, Inc.
3.625% due 03/15/2032	4,000	3,525
4.625% due 03/15/2052	1,000	808
5.125% due 06/15/2039	2,900	2,688
5.250% due 06/15/2049	600	535
5.500% due 06/15/2047	450	416
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	270	239
Hyundai Capital America 5.400% due 06/24/2031	2,800	2,777
Imperial Brands Finance PLC 3.500% due 07/26/2026	2,200	2,113
JDE Peet's NV 2.250% due 09/24/2031	300	243
JetBlue Pass-Through Trust 4.000% due 05/15/2034	154	145
Kaiser Aluminum Corp. 4.500% due 06/01/2031	2,200	1,951
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039	400	416
KLA Corp. 3.300% due 03/01/2050	1,200	846

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Kraft Heinz Foods Co.
6.500% due 02/09/2040		310	332
7.125% due 08/01/2039		4,250	4,791
Las Vegas Sands Corp.
2.900% due 06/25/2025		1,900	1,845
3.500% due 08/18/2026		800	764
3.900% due 08/08/2029		1,600	1,465
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		1,000	992
Leidos, Inc. 2.300% due 02/15/2031		700	577
LKQ Dutch Bond BV 4.125% due 03/13/2031	EUR	1,300	1,391
Marvell Technology, Inc.
2.450% due 04/15/2028		$200	181
2.950% due 04/15/2031		30	26
Mayo Clinic 3.196% due 11/15/2061		1,400	938
McDonald's Corp. 3.625% due 09/01/2049		150	109
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		800	718
MGM China Holdings Ltd. 5.875% due 05/15/2026		1,100	1,089
Micron Technology, Inc. 3.366% due 11/01/2041		300	220
Mondelez International, Inc. 4.625% due 07/03/2031 (b)	CAD	7,600	5,542
Moody's Corp. 5.250% due 07/15/2044		$8,000	7,690
MPLX LP
4.700% due 04/15/2048		1,500	1,235
4.900% due 04/15/2058		75	62
4.950% due 03/14/2052		1,400	1,188
5.000% due 03/01/2033		250	239
5.500% due 02/15/2049		1,060	979
National Fuel Gas Co. 2.950% due 03/01/2031		2,700	2,269
Newmont Corp. 4.200% due 05/13/2050		20	16
Norfolk Southern Corp. 3.155% due 05/15/2055		4,495	2,854
Northern Natural Gas Co. 4.300% due 01/15/2049		6,100	4,895
Northern Star Resources Ltd. 6.125% due 04/11/2033		3,600	3,630
Northwell Healthcare, Inc. 4.260% due 11/01/2047		1,800	1,460
Novant Health, Inc. 3.168% due 11/01/2051		2,000	1,339
OCI NV 6.700% due 03/16/2033		1,100	1,086
Oracle Corp.
3.600% due 04/01/2040		100	77
3.600% due 04/01/2050		1,120	785
3.650% due 03/25/2041		1,900	1,455
3.800% due 11/15/2037		2,800	2,308
3.850% due 04/01/2060		7,000	4,817
4.100% due 03/25/2061		3,800	2,726
4.500% due 07/08/2044		900	750
Ovintiv, Inc. 7.100% due 07/15/2053		2,800	3,075
PeaceHealth Obligated Group 3.218% due 11/15/2050		1,260	835
Petroleos Mexicanos
6.700% due 02/16/2032		900	754
10.000% due 02/07/2033 (j)		5,000	5,021
Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	350
2.864% due 01/01/2052		500	318
Prosus NV
3.257% due 01/19/2027		600	562
4.193% due 01/19/2032		3,000	2,648
4.987% due 01/19/2052		1,100	860
Quanta Services, Inc.
2.350% due 01/15/2032		600	488
3.050% due 10/01/2041		400	282
Renesas Electronics Corp. 2.170% due 11/25/2026		4,900	4,537
Rockies Express Pipeline LLC 6.875% due 04/15/2040		4,700	4,496
Sands China Ltd.
2.300% due 03/08/2027 (j)		2,100	1,915
3.250% due 08/08/2031		1,300	1,096
4.050% due 01/08/2026		600	581

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Sealed Air Corp. 1.573% due 10/15/2026	1,921	1,750
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	509
Smith & Nephew PLC 5.400% due 03/20/2034	1,500	1,477
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,253
4.600% due 06/15/2028	3,500	3,282
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	336	297
Studio City Finance Ltd. 5.000% due 01/15/2029	400	352
Sutter Health 5.164% due 08/15/2033	900	903
Sysco Corp. 6.000% due 01/17/2034	1,700	1,785
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,255
3.300% due 02/15/2051	1,900	1,284
3.400% due 10/15/2052	3,500	2,391
3.600% due 11/15/2060	5,401	3,654
5.750% due 01/15/2034	2,100	2,160
Tapestry, Inc. 7.350% due 11/27/2028	6,500	6,748
Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,158
6.500% due 02/15/2053	3,400	3,575
TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,877
2.375% due 08/09/2028	3,400	3,030
2.650% due 08/09/2031	2,340	1,926
Tencent Holdings Ltd. 3.940% due 04/22/2061	1,200	856
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,200
7.625% due 04/01/2037	4,720	5,406
8.375% due 06/15/2032	3,600	4,162
Time Warner Cable LLC
5.875% due 11/15/2040	500	434
6.750% due 06/15/2039	1,300	1,258
7.300% due 07/01/2038	1,225	1,241
Topaz Solar Farms LLC 4.875% due 09/30/2039	3,617	3,237
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	2,000	1,705
Travel & Leisure Co. 4.625% due 03/01/2030	800	729
Trimble, Inc. 6.100% due 03/15/2033	2,300	2,383
Tyson Foods, Inc.
5.400% due 03/15/2029	1,700	1,703
5.700% due 03/15/2034	2,200	2,193
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,195	2,145
4.625% due 12/03/2026 (j)	2,230	2,206
United Airlines Pass-Through Trust
2.700% due 11/01/2033	485	421
2.875% due 04/07/2030	467	426
3.100% due 04/07/2030	400	360
3.450% due 01/07/2030	263	241
4.300% due 02/15/2027	7,661	7,544
4.550% due 02/25/2033	1,833	1,696
5.875% due 04/15/2029	2,878	2,889
UnitedHealth Group, Inc.
5.050% due 04/15/2053	4,600	4,264
5.200% due 04/15/2063	5,000	4,633
Vale Overseas Ltd. 6.400% due 06/28/2054	3,900	3,860
Valley Children's Hospital 4.399% due 03/15/2048	2,000	1,680
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,423
VMware, Inc.
1.800% due 08/15/2028	600	526
2.200% due 08/15/2031	350	285
Western Midstream Operating LP 5.250% due 02/01/2050	500	439
Wynn Macau Ltd. 5.625% due 08/26/2028	3,300	3,097

		394,533

UTILITIES 11.5%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	825

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.400% due 06/01/2033	3,300	3,215
6.650% due 02/15/2033	1,800	1,890
AES Corp.
5.450% due 06/01/2028	900	898
7.600% due 01/15/2055 •	4,000	4,052
Alabama Power Co.
4.300% due 01/02/2046	700	585
4.300% due 07/15/2048	2,000	1,641
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	926
3.600% due 03/01/2032	1,700	1,481
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	179
American Water Capital Corp. 3.750% due 09/01/2047	1,600	1,216
Arizona Public Service Co. 2.650% due 09/15/2050	20	12
AT&T, Inc.
3.500% due 09/15/2053	1,883	1,279
3.550% due 09/15/2055	493	333
3.650% due 09/15/2059	6,731	4,518
5.400% due 02/15/2034	3,700	3,702
Atmos Energy Corp. 2.850% due 02/15/2052	4,900	3,034
Baltimore Gas & Electric Co. 5.400% due 06/01/2053	4,500	4,299
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	157
4.600% due 05/01/2053	400	333
6.125% due 04/01/2036	500	524
BG Energy Capital PLC 5.125% due 10/15/2041	4,300	3,994
Black Hills Corp. 6.150% due 05/15/2034	4,200	4,283
Boston Gas Co. 6.119% due 07/20/2053	4,800	4,764
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033	200	203
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	3,309
Columbia Pipelines Operating Co. LLC 6.544% due 11/15/2053	3,000	3,164
Commonwealth Edison Co. 3.850% due 03/15/2052	100	74
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	415
4.300% due 12/01/2056	100	79
4.500% due 05/15/2058	2,500	2,042
Constellation Energy Generation LLC 5.800% due 03/01/2033	7,800	7,964
DTE Energy Co. 5.100% due 03/01/2029	2,500	2,480
Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	204
4.000% due 09/30/2042	400	323
Duke Energy Corp. 5.800% due 06/15/2054	900	875
Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,636
3.850% due 11/15/2042	4,600	3,661
6.350% due 09/15/2037	200	213
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	110
Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	2,301
5.250% due 03/15/2033	4,100	4,092
East Ohio Gas Co. 3.000% due 06/15/2050	1,600	984
Edison International 5.750% due 06/15/2027	330	333
Electricite de France SA
6.900% due 05/23/2053	2,200	2,339
9.125% due 03/15/2033 •(f)	2,100	2,289
Enel Finance International NV 7.500% due 10/14/2032	4,200	4,649
Entergy Arkansas LLC
2.650% due 06/15/2051	60	35
3.350% due 06/15/2052	270	183
Entergy Corp.
1.900% due 06/15/2028	900	794
2.400% due 06/15/2031	2,390	1,974
Entergy Texas, Inc.
1.750% due 03/15/2031	3,200	2,581
5.800% due 09/01/2053	600	601
Eversource Energy 5.125% due 05/15/2033	3,900	3,746

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

FirstEnergy Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,071
Florida Power & Light Co. 3.700% due 12/01/2047	1,100	837
Gazprom PJSC via Gaz Finance PLC 3.500% due 07/14/2031	8,000	4,400
Georgia Power Co.
3.250% due 03/15/2051	5,300	3,608
3.700% due 01/30/2050	1,000	739
4.300% due 03/15/2042	3,752	3,186
5.125% due 05/15/2052	2,400	2,233
Greenko Power Ltd. 4.300% due 12/13/2028	356	325
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,174
6.050% due 03/15/2037	800	830
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,800	2,601
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,400	1,977
Kentucky Utilities Co.
3.300% due 06/01/2050	70	47
5.450% due 04/15/2033	2,000	2,014
KeySpan Gas East Corp. 3.586% due 01/18/2052	2,430	1,604
Liberty Utilities Co. 5.869% due 01/31/2034	2,000	2,004
Louisville Gas & Electric Co. 5.450% due 04/15/2033	2,000	2,011
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	3,315
Narragansett Electric Co. 5.350% due 05/01/2034	1,400	1,387
National Grid USA 5.803% due 04/01/2035	120	120
New England Power Co. 3.800% due 12/05/2047	2,300	1,721
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	383
2.150% due 10/01/2031	2,000	1,606
5.850% due 08/15/2033	700	712
NextEra Energy Capital Holdings, Inc.
5.050% due 02/28/2033	1,800	1,750
5.250% due 02/28/2053	1,600	1,490
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,785
5.783% due 09/16/2052	2,400	2,352
NiSource, Inc. 5.250% due 03/30/2028	3,000	2,998
Northern States Power Co. 3.600% due 09/15/2047	6,300	4,613
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	912
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,129
5.050% due 10/01/2048	7,000	6,163
Ohio Power Co.
2.900% due 10/01/2051	2,800	1,714
5.850% due 10/01/2035	100	101
ONEOK, Inc. 7.150% due 01/15/2051	100	110
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,732
3.000% due 06/15/2028	3,200	2,927
3.150% due 01/01/2026	2,000	1,927
3.250% due 06/01/2031	1,700	1,463
3.500% due 08/01/2050	7,250	4,738
3.750% due 08/15/2042	2,790	2,014
3.950% due 12/01/2047	1,000	717
4.200% due 03/01/2029	2,000	1,893
4.250% due 03/15/2046	300	227
4.300% due 03/15/2045	500	385
4.400% due 03/01/2032	2,000	1,830
4.500% due 07/01/2040	6,100	5,029
4.550% due 07/01/2030	750	711
4.600% due 06/15/2043	900	732
4.750% due 02/15/2044	100	82
4.950% due 07/01/2050	370	306
5.250% due 03/01/2052	300	258
6.150% due 01/15/2033	1,200	1,220
PacifiCorp
4.125% due 01/15/2049	8,300	6,344
4.150% due 02/15/2050	300	230
5.350% due 12/01/2053	500	454
5.500% due 05/15/2054	751	698
5.750% due 04/01/2037	60	60

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.000% due 01/15/2039	2,040	2,074
6.100% due 08/01/2036	60	62
6.250% due 10/15/2037	3,300	3,422
PECO Energy Co. 2.850% due 09/15/2051	2,000	1,238
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	550	550
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	3,931
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,549
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,347
4.150% due 05/15/2048	9,400	7,582
SES SA 5.300% due 04/04/2043	3,800	2,761
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	3,882
Southern California Edison Co.
2.250% due 06/01/2030	800	679
2.500% due 06/01/2031	4,700	3,947
2.750% due 02/01/2032	2,400	2,026
2.950% due 02/01/2051	3,000	1,864
3.450% due 02/01/2052	2,300	1,564
3.650% due 03/01/2028	200	190
3.650% due 02/01/2050	1,100	783
3.650% due 06/01/2051	2,020	1,427
3.900% due 12/01/2041	500	391
3.900% due 03/15/2043	3,600	2,811
4.650% due 10/01/2043	1,850	1,594
6.000% due 01/15/2034	3,600	3,728
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,219
4.125% due 06/01/2048	5,300	4,109
Southwestern Electric Power Co.
3.250% due 11/01/2051	800	506
6.200% due 03/15/2040	2,200	2,285
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,135
Virginia Electric & Power Co. 3.800% due 09/15/2047	500	371
Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,586
5.625% due 02/10/2053	2,200	2,108
5.750% due 06/28/2054	1,000	969
5.750% due 02/10/2063	800	760
5.875% due 06/28/2064	1,000	962
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,175
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	3,003

		281,382

Total Corporate Bonds & Notes (Cost $1,261,661)		1,133,396

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.5%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,748
0.000% due 08/15/2032 (d)	100	65
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	251
3.000% due 06/01/2046	1,745	1,593
4.214% due 06/01/2050	2,600	1,944
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,575
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	992

		11,168

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,514	8,187

ILLINOIS 0.4%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	85	89
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,898
3.007% due 01/01/2033	5,030	4,346
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,436

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	935

		10,704

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	2,900	2,866

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (d)	700	416

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	880

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	800	967

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,832

TEXAS 0.2%
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (d)	2,900	1,873
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	2,600	2,608

		4,481

WISCONSIN 0.1%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	534
0.000% due 04/01/2037 (d)	800	402

		936

Total Municipal Bonds & Notes (Cost $50,297)		43,437

U.S. GOVERNMENT AGENCIES 21.9%
Fannie Mae
0.000% due 05/15/2030 (d)	39,712	30,503
2.349% due 01/25/2031 ~(a)	16,016	1,142
3.000% due 12/25/2046	1,448	969
3.790% due 01/01/2029	4,200	4,034
5.000% due 08/25/2033	19	19
5.500% due 04/25/2033 - 09/25/2035	6,217	6,139
5.502% due 06/01/2035 •	190	191
5.511% due 12/01/2034 •	102	101
5.775% due 09/01/2035 •	4	5
5.810% due 06/01/2031	2,000	2,040
5.850% due 09/25/2032 •	3	3
5.864% due 10/01/2035 •	82	82
5.872% due 04/01/2035 •	214	213
5.900% due 07/25/2042	4	4
6.000% due 07/25/2031 - 03/25/2036	1,025	1,054
6.030% due 11/01/2035 •	2	2
6.037% due 08/01/2035 •	16	16
6.080% due 09/01/2028	1,800	1,914
6.081% due 05/25/2035 ~	110	112
6.087% due 07/25/2037 •	4	4
6.100% due 08/25/2040 •	214	212
6.165% due 03/25/2036 •	1	1
6.274% due 12/01/2033 •	10	10
6.313% due 06/01/2043 •	30	30
6.413% due 11/01/2034 •	165	170
7.292% due 06/01/2035 •	300	300
Farm Credit Bank 7.750% due 06/15/2029 •(f)	500	507
Federal Farm Credit Bank
5.125% due 07/09/2029	500	515
5.750% due 12/07/2028	20	21
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,515
5.000% due 03/01/2038 - 12/01/2038	237	237
5.848% due 01/15/2033 •	1	1
5.875% due 10/01/2035 •	5	5
6.000% due 06/15/2035 - 10/01/2037	547	564
6.353% due 10/25/2044 - 02/25/2045 •	47	44
6.500% due 10/25/2043	34	35

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.528% due 04/01/2035 •	8	8
7.223% due 06/01/2035 •	7	7
Ginnie Mae
3.250% due 02/20/2049	2,616	2,196
3.875% due 05/20/2030 •	17	17
Ginnie Mae, TBA
4.000% due 07/01/2054	51,600	47,688
4.500% due 07/01/2054	20,300	19,301
Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,000	814
0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	83,369
Tennessee Valley Authority 3.875% due 03/15/2028	14,500	14,191
U.S. Small Business Administration
5.290% due 12/01/2027	55	54
5.510% due 11/01/2027	12	12
Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2054	74,400	70,148
5.000% due 08/01/2054	12,500	12,080
5.500% due 07/01/2054 - 08/01/2054	110,100	108,582
6.000% due 08/01/2054	111,500	111,774
6.500% due 08/01/2054	7,800	7,935

Total U.S. Government Agencies (Cost $543,923)		537,890

U.S. TREASURY OBLIGATIONS 104.7%
U.S. Treasury Bonds
1.125% due 05/15/2040 (j)	73,175	45,057
1.125% due 08/15/2040 (j)	95,010	57,886
1.375% due 11/15/2040 (j)	55,540	35,066
1.750% due 08/15/2041 (j)	99,000	65,446
1.875% due 02/15/2041 (j)	530,600	363,264
1.875% due 02/15/2051 (j)	52,395	30,608
2.000% due 11/15/2041	10,500	7,218
2.000% due 02/15/2050	22,030	13,384
2.250% due 08/15/2049	17,276	11,169
2.250% due 02/15/2052	7,800	4,970
2.375% due 11/15/2049 (l)	875	581
2.500% due 02/15/2045	15,520	11,076
2.750% due 11/15/2042 (l)	1,000	767
2.875% due 05/15/2049	405	299
2.875% due 05/15/2052 (j)	25,200	18,474
3.000% due 11/15/2044	14,350	11,212
3.000% due 05/15/2045	12,360	9,611
3.000% due 08/15/2048 (l)	7,990	6,064
3.000% due 02/15/2049 (j)	89,030	67,454
3.000% due 08/15/2052 (j)	165,200	124,313
3.125% due 02/15/2043 (l)	1,910	1,547
3.125% due 08/15/2044 (l)	14,310	11,441
3.375% due 08/15/2042 (j)	123,350	104,221
3.625% due 08/15/2043	3,200	2,782
3.625% due 02/15/2053 (j)	43,900	37,354
3.625% due 05/15/2053	2,000	1,702
3.750% due 08/15/2041 (l)	1,700	1,536
3.750% due 11/15/2043 (l)	6,137	5,426
3.875% due 02/15/2043 (j)	44,100	39,876
3.875% due 05/15/2043	9,100	8,213
4.000% due 11/15/2042 (j)	64,200	59,182
4.000% due 11/15/2052 (j)	305,140	278,041
4.375% due 05/15/2041 (l)	27,930	27,399
4.375% due 08/15/2043 (j)	258,400	249,497
4.500% due 02/15/2044 (j)	6,000	5,888
4.750% due 02/15/2041 (l)	5,010	5,147
4.750% due 11/15/2043 (j)	103,600	105,008
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (l)	26,804	23,216
0.625% due 07/15/2032 (j)	48,232	43,269
1.125% due 01/15/2033 (j)(l)	44,278	40,986
1.750% due 01/15/2034 (j)	39,674	38,517
U.S. Treasury Notes
3.625% due 03/31/2030 (l)(n)	16,300	15,698
3.750% due 05/31/2030	16,300	15,788
3.750% due 06/30/2030	39,700	38,434
4.000% due 02/28/2030	16,300	16,008
4.000% due 02/15/2034 (j)	85,900	83,397
4.125% due 08/31/2030	23,400	23,105
4.250% due 02/28/2029 (j)	195,500	194,656
4.375% due 08/31/2028	265	265
4.375% due 11/30/2030	46,900	46,947
4.625% due 09/30/2030	23,100	23,428
4.875% due 10/31/2030 (j)	23,100	23,757
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(l)	71,900	46,383
0.000% due 08/15/2034 (a)	32,970	21,016
0.000% due 05/15/2035 (a)(l)	32,500	19,988
0.000% due 11/15/2036 (a)	37,600	21,485

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

0.000% due 08/15/2037 (a)(l)	8,900	4,890
0.000% due 05/15/2041 (a)	450	202
0.000% due 08/15/2041 (a)	350	155
0.000% due 11/15/2041 (a)	170	74
0.000% due 02/15/2042 (a)	1,850	796
0.000% due 05/15/2042 (a)	1,240	527
0.000% due 08/15/2042 (a)	1,890	793
0.000% due 11/15/2042 (a)	810	335

Total U.S. Treasury Obligations (Cost $2,927,429)		2,572,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust 4.864% due 10/25/2035 ~	513	434
American Home Mortgage Assets Trust
5.580% due 10/25/2046 •	54	46
6.073% due 11/25/2046 •	1,474	367
Banc of America Funding Trust 6.023% due 02/20/2036 ~	92	85
Banc of America Mortgage Trust 5.144% due 08/25/2035 ~	298	276
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,316
5.122% due 08/10/2035 ~	8,700	7,348
Bear Stearns Adjustable Rate Mortgage Trust
4.406% due 05/25/2047 ~	413	359
4.743% due 11/25/2034 ~	13	13
5.036% due 11/25/2030 ~	19	18
7.670% due 10/25/2035 •	19	17
Bear Stearns ALT-A Trust
4.386% due 11/25/2036 ~	102	55
4.984% due 09/25/2035 ~	2,057	1,188
5.311% due 10/25/2035 ~	160	132
5.780% due 08/25/2036 •	2,391	2,050
Bear Stearns Mortgage Funding Trust 5.820% due 10/25/2036 •	1,525	1,349
Benchmark Mortgage Trust 4.016% due 03/15/2052	4,500	4,190
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	6,915
Chase Mortgage Finance Trust
4.675% due 03/25/2037 ~	153	140
5.500% due 11/25/2035	1,455	1,032
ChaseFlex Trust 6.020% due 05/25/2037 •	2,487	2,313
Citigroup Mortgage Loan Trust
5.530% due 01/25/2037 «•	18	16
6.260% due 08/25/2035 •	51	48
7.780% due 10/25/2035 •	13	13
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,799
3.942% due 04/10/2033 ~	7,300	6,577
Countrywide Alternative Loan Trust
5.500% due 09/25/2035	1,109	781
5.500% due 10/25/2035	2,246	1,207
5.500% due 11/25/2035	444	247
5.500% due 03/25/2036	60	24
5.648% due 12/20/2046 •	425	364
5.840% due 09/25/2046 •	410	377
5.873% due 03/20/2046 •	105	88
5.880% due 05/25/2036 •	2,453	2,156
6.000% due 03/25/2036	2,741	1,187
6.020% due 02/25/2037 •	45	36
6.093% due 12/20/2035 •	444	396
6.097% due 11/20/2035 •	1,959	1,789
6.250% due 08/25/2037	101	47
Countrywide Home Loan Mortgage Pass-Through Trust
4.530% due 11/25/2037 ~	330	299
4.712% due 11/25/2034 ~	34	31
5.069% due 02/20/2035 «~	2	1
5.250% due 05/25/2035	74	51
5.311% due 11/20/2034 «~	7	7
5.920% due 05/25/2035 •	43	35
6.100% due 03/25/2035 •	101	86
7.884% due 02/20/2036 •	19	16
7.940% due 02/20/2036 •	76	67
Countrywide Home Loan Reperforming REMIC Trust 5.880% due 07/25/2036 •	1,324	1,217
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.180% due 12/26/2059 ~	489	496
4.713% due 08/25/2060 ~	836	833
Downey Savings & Loan Association Mortgage Loan Trust 5.973% due 08/19/2045 •	51	41
First Horizon Mortgage Pass-Through Trust 4.725% due 12/25/2034 «~	1	1

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •	3,600	3,608
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	5,225	4,601
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •	343	274
GSR Mortgage Loan Trust 4.375% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
5.678% due 07/19/2035 «~	2	1
5.833% due 01/19/2038 •	1,148	989
5.863% due 12/19/2036 •	2,504	1,925
IndyMac INDX Mortgage Loan Trust
3.652% due 04/25/2037 ~	124	103
3.750% due 04/25/2037 ~	81	71
4.767% due 12/25/2034 ~	8	7
5.860% due 06/25/2046 •	306	233
5.980% due 07/25/2035 •	2,117	1,380
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	2,386	2,352
JP Morgan Mortgage Trust
4.458% due 01/25/2037 ~	13	9
5.514% due 07/25/2035 ~	543	527
5.643% due 02/25/2035 «~	1	1
6.360% due 11/25/2049 •	247	236
6.360% due 12/25/2049 •	127	122
Lehman XS Trust 5.820% due 12/25/2036 •	748	706
MASTR Adjustable Rate Mortgages Trust
5.670% due 04/25/2046 •	238	202
5.994% due 11/21/2034 ~	30	27
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.143% due 11/15/2031 •	9	9
Merrill Lynch Mortgage Investors Trust
5.637% due 05/25/2033 ~	5	5
5.759% due 02/25/2034 ~	4	3
6.970% due 05/25/2033 «~	3	3
7.223% due 07/25/2034 «~	48	44
Morgan Stanley Mortgage Loan Trust 5.760% due 08/25/2036 •	2,743	675
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	3,182	2,976
4.500% due 05/25/2058 ~	1,538	1,476
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	12,868	2,308
Prime Mortgage Trust 5.860% due 02/25/2034 •	1	1
Residential Accredit Loans, Inc. Trust
5.649% due 04/25/2046 •	175	46
6.000% due 06/25/2036	4,005	3,014
6.000% due 08/25/2036	564	452
6.500% due 08/25/2036	1,008	830
Residential Asset Securitization Trust
5.500% due 04/25/2035 •	42	22
5.860% due 01/25/2046 •	183	50
Structured Adjustable Rate Mortgage Loan Trust
5.780% due 10/25/2035 •	27	24
5.900% due 05/25/2037 •	87	74
6.553% due 01/25/2035 •	34	31
6.860% due 12/25/2034 ~	23	22
Structured Asset Mortgage Investments Trust
5.880% due 04/25/2036 •	233	201
5.900% due 05/25/2036 •	107	83
6.080% due 12/25/2035 •	3	2
6.113% due 10/19/2034 •	7	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.941% due 12/25/2033 «~	6	6
TBW Mortgage-Backed Trust 6.000% due 07/25/2036	4,605	1,830
WaMu Mortgage Pass-Through Certificates Trust
4.226% due 02/25/2037 ~	157	138
4.256% due 12/25/2036 ~	148	129
4.669% due 07/25/2037 ~	16	13
4.923% due 05/25/2046 •	23	19
5.830% due 05/25/2034 •	289	258
5.853% due 02/25/2047 •	293	244
5.853% due 03/25/2047 •	152	123
5.883% due 01/25/2047 •	1	1
5.913% due 04/25/2047 •	554	470
6.000% due 12/25/2045 •	21	21
6.040% due 10/25/2045 •	267	256
6.153% due 08/25/2046 •	591	539
6.201% due 08/25/2046 •	5,627	4,577
6.653% due 10/25/2046 •	2	2
6.653% due 11/25/2046 •	38	33

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.123% due 05/25/2046 •		250	207
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,433

Total Non-Agency Mortgage-Backed Securities (Cost $110,086)			94,008

ASSET-BACKED SECURITIES 6.2%
ACAS CLO Ltd. 6.479% due 10/18/2028 •		2,099	2,101
ACE Securities Corp. Home Equity Loan Trust 6.435% due 05/25/2034 •		735	739
Arbour CLO DAC 5.114% due 05/15/2038 •	EUR	2,000	2,142
AREIT Trust 6.583% due 01/20/2037 •		$3,065	3,042
Argent Securities Trust 5.760% due 06/25/2036 •		5,343	3,414
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,300	7,495
Bear Stearns Asset-Backed Securities Trust
5.800% due 12/25/2036 •		200	194
6.148% due 10/25/2036 ~		8	8
Benefit Street Partners CLO Ltd. 6.686% due 01/20/2031 •		1,968	1,973
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •		3,300	3,311
Carlyle Global Market Strategies CLO Ltd.
6.545% due 07/20/2032 •		1,200	1,204
6.636% due 07/27/2031 •		709	709
CarVal CLO Ltd. 6.554% due 07/16/2031 •		1,300	1,301
CBAM Ltd.
6.599% due 04/17/2031 •		3,256	3,259
6.959% due 07/15/2037 •		2,400	2,405
CIFC Funding Ltd. 6.635% due 04/24/2030 •		941	942
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		444	444
Citigroup Mortgage Loan Trust
5.520% due 07/25/2045 •		6	4
5.810% due 03/25/2037 •		533	440
Countrywide Asset-Backed Certificates Trust
5.940% due 03/25/2036 •		935	830
5.940% due 04/25/2037 •		381	321
6.100% due 09/25/2047 •		6,771	5,353
7.335% due 07/25/2035 •		100	97
Credit-Based Asset Servicing & Securitization LLC
3.926% due 12/25/2035 •		681	633
5.419% due 07/25/2035 «•		317	292
5.559% due 07/25/2037 •		15	9
Credit-Based Asset Servicing & Securitization Trust
3.408% due 01/25/2037 •		25	7
3.442% due 04/25/2037 «þ		129	120
Cumulus Static CLO DAC 5.025% due 11/15/2033 •	EUR	2,900	3,104
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		3,100	3,320
ECMC Group Student Loan Trust 6.200% due 02/27/2068 •		$942	939
FCCU Auto Receivables Trust 5.540% due 04/16/2029		1,000	1,002
First Franklin Mortgage Loan Trust
5.680% due 12/25/2037 •		1,141	1,076
6.510% due 09/25/2033 •		3,348	3,245
First NLC Trust 5.530% due 08/25/2037 •		14	7
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	6,000	4,404
Fremont Home Loan Trust 6.525% due 06/25/2035 •		$2,756	2,638
FS Rialto Issuer LLC 7.233% due 01/19/2039 •		4,350	4,361
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,695	2,488
GSAMP Trust
5.530% due 12/25/2036 •		$5	3
5.600% due 12/25/2036 •		1,582	805
5.660% due 11/25/2036 •		184	87
5.720% due 12/25/2046 •		1,259	650
5.730% due 03/25/2047 •		694	562
5.760% due 08/25/2036 •		248	246
5.780% due 04/25/2036 •		197	129
5.860% due 01/25/2047 •		5,238	2,637
HGI CRE CLO Ltd. 7.033% due 04/20/2037 •		1,925	1,921

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038	1,682	1,531
KREF Ltd. 6.789% due 02/17/2039 •	3,900	3,898
LCCM Trust 6.893% due 11/15/2038 •	2,055	2,026
Lehman ABS Mortgage Loan Trust 5.550% due 06/25/2037 •	11	7
Long Beach Mortgage Loan Trust 5.760% due 06/25/2036 •	15,222	7,076
M360 Ltd. 6.958% due 11/22/2038 •	1,735	1,702
Madison Park Funding Ltd. 6.507% due 10/18/2030 •	4,014	4,018
MASTR Asset-Backed Securities Trust
5.820% due 02/25/2036 •	1,780	657
6.285% due 10/25/2034 •	2,502	2,385
MASTR Specialized Loan Trust 5.980% due 02/25/2036 •	1,454	1,404
Merrill Lynch Mortgage Investors Trust 6.390% due 07/25/2035 •	659	653
Morgan Stanley ABS Capital, Inc. Trust
5.660% due 02/25/2037 •	2,027	956
5.680% due 10/25/2036 •	2,587	1,133
5.790% due 02/25/2037 •	4,167	1,965
5.920% due 09/25/2036 •	3,262	1,377
Mountain View CLO LLC 6.629% due 01/16/2031 •	690	690
New Century Home Equity Loan Trust
6.200% due 08/25/2034 •	9	8
6.540% due 01/25/2034 •	87	87
Northwoods Capital Ltd. 6.574% due 11/13/2031 •	1,000	1,003
NovaStar Mortgage Funding Trust 5.800% due 01/25/2037 •	6,176	2,119
Octagon Loan Funding Ltd. 6.767% due 11/18/2031 •	2,438	2,441
Option One Mortgage Loan Trust
5.700% due 04/25/2037 •	3,119	1,495
6.195% due 05/25/2035 •	827	783
OZLM Ltd. 6.475% due 07/20/2030 •	2,000	2,001
Regatta Funding Ltd. 6.523% due 10/25/2031 •	1,800	1,803
Securitized Asset-Backed Receivables LLC Trust 6.040% due 12/25/2035 •	621	598
Sound Point CLO Ltd. 6.604% due 01/25/2032 •	2,800	2,800
Soundview Home Loan Trust
5.540% due 06/25/2037 •	8	5
5.570% due 01/25/2037 •	3,249	2,318
5.630% due 07/25/2037 •	278	238
Structured Asset Investment Loan Trust 7.185% due 11/25/2034 •	2,253	2,293
Structured Asset Securities Corp. Mortgage Loan Trust 6.585% due 04/25/2035 •	896	894
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,500	5,567
TCI-Symphony CLO Ltd. 6.520% due 07/15/2030 •	1,490	1,491
TIAA CLO Ltd. 0.000% due 01/20/2032 •(b)	1,000	1,000
Trinitas CLO Ltd. 6.663% due 01/25/2034 •	2,000	2,006
Venture CLO Ltd. 6.686% due 01/20/2029 •	452	453
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)	800	800
Vibrant CLO Ltd. 6.706% due 07/20/2032 •	1,100	1,101
Voya CLO Ltd.
6.525% due 07/20/2032 •	2,000	2,005
6.690% due 07/14/2031 •	1,055	1,056
Wells Fargo Home Equity Asset-Backed Securities Trust 5.920% due 04/25/2037 •	581	562
Westlake Automobile Receivables Trust
5.750% due 08/16/2027	2,900	2,900
6.230% due 01/15/2027	4,163	4,171

Total Asset-Backed Securities (Cost $163,533)		151,889

SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ	1,104	622
1.000% due 07/09/2029	386	222
3.500% due 07/09/2041 þ	540	213

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

3.625% due 07/09/2035 þ		7,625	3,217
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		3,000	2,989
Chile Government International Bond
3.250% due 09/21/2071		6,000	3,724
4.340% due 03/07/2042		3,800	3,285
Colombia Government International Bond
7.375% due 09/18/2037		720	700
8.750% due 11/14/2053		800	843
Dominican Republic International Bond
4.875% due 09/23/2032		800	718
5.500% due 02/22/2029		2,000	1,937
Export-Import Bank of Korea 5.000% due 01/11/2028		2,100	2,114
Hong Kong Government International Bond 4.625% due 01/11/2033		7,000	7,100
Indonesia Government International Bond 1.400% due 10/30/2031	EUR	3,300	2,991
Israel Government International Bond 5.500% due 03/12/2034		$6,200	5,915
Korea Housing Finance Corp.
4.625% due 02/24/2028		1,400	1,384
4.625% due 02/24/2033		1,500	1,438
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	160,613	7,393
3.000% due 12/03/2026 (e)		11,542	583
3.771% due 05/24/2061		$10,469	6,441
4.000% due 11/30/2028 (e)	MXN	54,052	2,765
4.000% due 08/24/2034 (e)		12,192	596
5.750% due 10/12/2110		$10,400	8,612
6.338% due 05/04/2053		3,100	2,931
Perusahaan Penerbit SBSN Indonesia 4.400% due 06/06/2027		3,200	3,135
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	6,826
2.000% due 04/14/2033		2,700	2,172
2.625% due 12/02/2040		1,290	901
2.750% due 04/14/2041		850	591
2.875% due 04/13/2042		1,690	1,178
5.000% due 09/27/2026		1,600	1,752
5.250% due 05/30/2032		900	939
5.500% due 09/18/2028		2,850	3,134
6.375% due 09/18/2033		2,850	3,178
Russia Government International Bond
4.750% due 05/27/2026		$200	165
5.250% due 06/23/2047		200	116
Saudi Government International Bond
4.875% due 07/18/2033		3,000	2,931
5.000% due 01/18/2053		800	706
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	844
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	11,150
Turkey Government International Bond 5.875% due 05/21/2030		3,700	3,970
United Kingdom Gilt 4.375% due 07/31/2054	GBP	21,200	25,563

Total Sovereign Issues (Cost $159,151)			137,984

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		1,100,000	1,006
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)		2,700,000	2,681
CoBank ACB 4.250% due 01/01/2027 •(f)		2,400,000	2,079

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Total Preferred Securities (Cost $6,200)		5,766

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (i) 0.8%		20,572

Total Short-Term Instruments (Cost $20,572)		20,572

Total Investments in Securities (Cost $5,253,501)		4,707,870

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short Asset Portfolio	7,019,245	68,466
PIMCO Short-Term Floating NAV Portfolio III	6,033,098	58,696

Total Short-Term Instruments (Cost $128,704)		127,162

Total Investments in Affiliates (Cost $128,704)		127,162

Total Investments 196.8% (Cost $5,382,205)		$4,835,032
Financial Derivative Instruments (k)(m) 0.4%(Cost or Premiums, net $2,635)		9,329
Other Assets and Liabilities, net (97.2)%		(2,387,837)

Net Assets 100.0%		$2,456,524

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	05/06/2020	$3,251	$2,347	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.370%	06/28/2024	07/01/2024	$20,075	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2034	$(19,968)	$20,075	$20,084
FICC	2.600	06/28/2024	07/01/2024	497	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(507)	497	497

Total Repurchase Agreements	$(20,475)	$20,572	$20,581

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.420%	06/28/2024	07/01/2024	$(6,068)	$(6,070)
5.440	07/01/2024	07/02/2024	(6,008)	(6,007)
5.490	06/28/2024	07/01/2024	(20,075)	(20,084)
BOO	5.420	06/28/2024	07/01/2024	(85,256)	(85,294)
5.440	07/01/2024	07/02/2024	(84,826)	(84,826)
5.480	06/24/2024	07/01/2024	(15,338)	(15,355)
BOS	(0.100)	06/14/2024	07/11/2024	(296)	(296)
5.200	06/14/2024	07/11/2024	(2,362)	(2,368)
BPS	4.300	11/22/2023	TBD(3)	(670)	(688)
DEU	5.420	05/24/2024	07/10/2024	(4,523)	(4,549)
5.420	05/30/2024	07/10/2024	(34,157)	(34,322)
5.470	06/27/2024	07/02/2024	(38,577)	(38,601)
5.480	06/20/2024	07/02/2024	(3,604)	(3,611)
JPS	5.250	06/14/2024	08/02/2024	(811)	(813)
5.420	05/22/2024	07/10/2024	(260,589)	(262,159)
5.490	06/27/2024	07/01/2024	(4,213)	(4,216)
NXN	5.430	06/14/2024	07/12/2024	(249,688)	(250,328)
SCX	5.200	05/23/2024	TBD(3)	(4,497)	(4,522)
5.300	06/11/2024	TBD(3)	(538)	(539)
STR	5.450	06/28/2024	07/01/2024	(1,281,477)	(1,282,059)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.450	07/01/2024	07/02/2024	(1,275,821)	(1,275,821)

Total Reverse Repurchase Agreements	$(3,382,528)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	5.390%	05/31/2024	07/08/2024	$(1,346)	$(1,353)
5.420	05/30/2024	07/24/2024	(7,002)	(7,036)
5.420	05/31/2024	07/24/2024	(898)	(902)
5.420	06/03/2024	07/24/2024	(1,665)	(1,671)

Total Sale-Buyback Transactions	$(10,962)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2054	$14,900	$(12,785)	$(12,688)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2054	6,212	(5,739)	(5,688)

Total Short Sales (0.7)%	$(18,524)	$(18,376)

(j)	Securities with an aggregate market value of $2,012,387 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(432,681) at a weighted average interest rate of 5.394%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(35) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	6	$752	$3	$0	$(15)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	78	$(69,259)	$110	$272	$(87)
U.S. Treasury 2-Year Note September Futures	09/2024	71	(14,500)	(46)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	6,090	(649,061)	(2,746)	1,023	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	6,342	(720,015)	(4,381)	4,608	0
U.S. Treasury Long-Term Bond September Futures	09/2024	1,011	(119,614)	(701)	1,469	0
United Kingdom Long Gilt September Futures	09/2024	370	(45,635)	(214)	201	(14)

$(7,978)	$7,574	$(101)

Total Futures Contracts	$(7,975)	$7,574	$(116)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$23,500	$(128)	$507	$379	$13	$0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.390	2,400	413	(6)	407	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	3,000	(9)	62	53	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580	800	(2)	16	14	0	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	200	(2)	4	2	0	0

							$272	$583	$855	$16	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		$300	$1	$5	$6	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		3,000	43	21	64	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		46,600	980	(12)	968	0	(4)

							$1,024	$14	$1,038	$0	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	54,600	$1,062	$(792)	$270	$0	$(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		$38,600	(76)	1,616	1,540	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		7,400	0	154	154	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	299	299	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	1,430	1,430	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	2,587	2,587	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	1,353	1,353	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	1,340	1,340	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	74	74	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		6,500	(48)	(127)	(175)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028		200,500	445	(25,668)	(25,223)	0	(313)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028		247,500	(3,175)	(17,824)	(20,999)	0	(373)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		2,100	(5)	(17)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	913	1,022	131	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		6,400	(23)	(204)	(227)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		9,750	(34)	(379)	(413)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		14,300	(53)	(345)	(398)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		71,800	2,862	10,522	13,384	233	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		207,600	1,222	1,407	2,629	718	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031		13,300	(31)	2,269	2,238	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.468	Semi-Annual	07/15/2031		44,900	(179)	8,040	7,861	165	0
Receive	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031		20,700	(80)	3,723	3,643	76	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	9,971	9,782	211	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		758	(45)	(35)	(80)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		9,000	(42)	363	321	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		7,000	(24)	(204)	(228)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		7,700	(28)	(229)	(257)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,400	(10)	(69)	(79)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		9,300	(33)	(133)	(166)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	(172)	(237)	0	(101)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,200	(9)	22	13	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,900	(19)	44	25	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		4,600	(18)	48	30	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,700	(6)	18	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		4,400	(17)	40	23	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		4,300	(15)	64	49	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		5,100	(18)	81	63	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		1,300	(5)	24	19	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033		14,800	0	289	289	84	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		8,700	(40)	(93)	(133)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		700	(6)	38	32	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,200	(14)	66	52	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		3,000	(13)	87	74	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		4,200	(19)	146	127	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		6,800	(32)	244	212	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		6,200	(26)	(130)	(156)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		5,000	(20)	(139)	(159)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		4,400	(18)	(111)	(129)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		2,900	(15)	(44)	(59)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	(344)	(400)	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		4,400	(16)	(20)	(36)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		5,600	(19)	(2)	(21)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		6,700	(22)	85	63	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		3,700	(11)	38	27	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		6,600	(19)	75	56	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		6,400	(17)	93	76	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		2,900	(9)	60	51	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		4,100	(17)	(20)	(37)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		20,100	74	275	349	124	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		10,300	(31)	(3)	(34)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	9,389	8,400	314	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		4,000	(36)	(474)	(510)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		1,400	(7)	20	13	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		50,700	3,166	12,155	15,321	728	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		2,200	(19)	(71)	(90)	0	(38)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	330,800	0	(2,298)	(2,298)	0	(222)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		300,800	0	(2,070)	(2,070)	0	(202)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		7,800	0	(53)	(53)	0	(5)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,100	(7)	(25)	(32)	0	(3)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		600	(1)	(1)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	9	6	0	(2)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	(18)	(30)	0	(10)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	119,200	(1,542)	1,977	435	0	(50)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	EUR	58,400	974	(1,216)	(242)	0	(123)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	24,000	(959)	979	20	56	0

$1,672	$19,097	$20,769	$3,562	$(2,449)

Total Swap Agreements	$2,968	$19,694	$22,662	$3,578	$(2,453)

(l)	Securities with an aggregate market value of $78,417 and cash of $8,460 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,396	$855	$5	$0
08/2024	$855	NZD	1,396	0	(5)
BOA	07/2024	SGD	68	$50	0	0
07/2024	$50	SGD	68	0	0
08/2024	SGD	68	$50	0	0
BPS	07/2024	EUR	2,911	3,151	34	0
07/2024	GBP	21,433	27,379	285	0
07/2024	IDR	87,255,858	5,326	0	(7)
07/2024	JPY	110,400	701	15	0
07/2024	$5,928	AUD	8,896	7	0
07/2024	12,165	CAD	16,681	29	0
07/2024	7,332	PLN	29,711	47	0
07/2024	4,715	SGD	6,395	1	0
08/2024	AUD	8,896	$5,933	0	(7)
08/2024	SGD	6,386	4,715	0	(1)
08/2024	TRY	17,437	501	0	(5)
09/2024	CNH	62,761	8,755	108	0
09/2024	TWD	2,900	90	1	0
09/2024	$85	TWD	2,730	0	(1)
10/2024	CNH	14,954	$2,089	23	0
BRC	07/2024	MXN	65,907	3,566	0	(29)
07/2024	TRY	6,853	202	0	(3)
07/2024	$8,059	SEK	85,406	0	(1)
07/2024	119	TRY	4,017	1	0
08/2024	AUD	1,003	$668	0	(2)
08/2024	SEK	85,276	8,059	0	0
08/2024	$3,813	TRY	133,659	29	0
09/2024	MXN	40,056	$2,145	0	(18)
09/2024	TRY	562	15	0	(1)
09/2024	$206	MXN	3,855	2	0
09/2024	2,527	TRY	93,331	133	0
CBK	07/2024	AUD	9,335	$6,211	0	(16)
07/2024	BRL	7,773	1,398	8	0
07/2024	CAD	13,898	10,165	7	0
07/2024	CHF	997	1,096	0	(14)
07/2024	SEK	85,363	8,040	0	(14)
07/2024	THB	794	22	0	0
07/2024	TWD	491,694	15,210	77	0
07/2024	$1,376	AUD	2,083	14	0
07/2024	1,427	BRL	7,773	0	(36)
07/2024	5,037	GBP	3,976	0	(11)
07/2024	15,210	INR	1,272,049	36	0
08/2024	BRL	7,799	$1,427	36	0
09/2024	PEN	4,860	1,306	41	0
09/2024	$3,112	INR	260,205	2	(2)
09/2024	32	TWD	1,041	0	0
FAR	07/2024	AUD	1,644	$1,096	0	(1)
07/2024	EUR	57,940	63,106	1,055	0
07/2024	NZD	2,683	1,636	2	0
07/2024	$25,778	JPY	4,025,523	0	(758)
08/2024	1,636	NZD	2,683	0	(2)
GLM	07/2024	4,754	MXN	85,909	0	(67)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	ZAR	5,466	$299	0	(1)
08/2024	$5,648	BRL	28,975	0	(484)
10/2024	CNH	110,889	$15,357	39	0
03/2025	$1,709	TRY	81,834	226	0
JPM	07/2024	23,176	CHF	20,619	0	(226)
07/2024	5,441	IDR	88,241,669	0	(48)
07/2024	10,206	PLN	41,057	0	(9)
07/2024	11,858	TRY	401,636	375	0
07/2024	9,984	ZAR	181,623	0	(14)
07/2024	ZAR	10,354	$562	0	(6)
08/2024	CHF	9,110	10,190	12	0
08/2024	$118	TRY	4,300	6	0
09/2024	MXN	103,832	$5,738	130	0
09/2024	$424	INR	35,492	1	0
09/2024	55	TWD	1,771	0	0
10/2024	CNH	43,242	$6,043	69	0
10/2024	$21,004	CNH	151,357	0	(95)
MBC	07/2024	CAD	26,166	$19,217	91	0
07/2024	CHF	9,061	10,156	70	0
07/2024	JPY	4,092,078	25,488	54	0
07/2024	SGD	6,395	4,727	11	0
07/2024	$17,089	CAD	23,398	14	0
08/2024	CAD	23,382	$17,089	0	(14)
08/2024	$25,488	JPY	4,072,924	0	(53)
09/2024	TWD	3,422	$106	1	0
MYI	09/2024	$283	INR	23,691	0	0
09/2024	22	TWD	704	0	0
RBC	07/2024	22,137	GBP	17,457	0	(70)
08/2024	GBP	17,457	$22,141	70	0
09/2024	$87	TWD	2,803	0	(1)
RYL	07/2024	3,746	NZD	6,113	0	(23)
SCX	07/2024	IDR	328,240	$20	0	0
07/2024	$69,787	EUR	65,136	0	(29)
08/2024	EUR	65,136	$69,889	30	0
09/2024	CNH	31,323	4,366	51	0
09/2024	TWD	3,788	118	1	0
09/2024	$1,922	INR	160,822	2	0
09/2024	32	TWD	1,024	0	0
SSB	07/2024	EUR	4,285	$4,648	59	0
07/2024	$670	IDR	11,043,898	5	0
07/2024	1,131	JPY	176,700	0	(33)
09/2024	INR	473,064	$5,657	0	(2)
TOR	07/2024	CHF	47	52	0	0
07/2024	KRW	21,126,386	15,210	0	(116)
07/2024	NZD	2,034	1,246	7	0
07/2024	$10,186	ZAR	183,778	0	(98)
08/2024	1,246	NZD	2,034	0	(7)
UAG	07/2024	BRL	7,771	$1,433	43	0
07/2024	CHF	10,519	11,640	0	(68)
07/2024	$1,398	BRL	7,771	0	(8)

Total Forward Foreign Currency Contracts	$3,365	$(2,406)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	4,000	$(6)	$(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	4,000	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	2,100	(8)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	2,100	(8)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,500	(6)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,500	(6)	(7)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	2,400	(8)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	2,400	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,300	(5)	(7)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	7,000	(14)	(3)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	7,000	(14)	(17)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	2,000	(7)	(3)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	2,000	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	2,600	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	2,600	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	2,100	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	2,100	(8)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	800	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	3,700	(14)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	3,700	(13)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	800	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	1,700	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	2,000	(7)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	2,000	(7)	(8)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	8,200	(20)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	8,200	(20)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	1,300	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	1,300	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	4,200	(16)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	4,200	(16)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	2,500	(10)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	2,500	(10)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	2,600	(10)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	2,600	(10)	(17)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	2,900	(5)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	2,900	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	4,700	(20)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	4,700	(20)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	6,200	(16)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	4,600	(17)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	6,200	(23)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	4,600	(12)	(20)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	1,300	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	1,300	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	4,000	(7)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	4,000	(7)	(6)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	2,200	(4)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	2,200	(4)	(5)

Total Written Options							$(459)	$(316)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.926%	$900	$126	$(23)	$103	$0

Total Swap Agreements	$126	$(23)	$103	$0

(n)

Securities with an aggregate market value of $846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,202	$6,432	$10,634
Corporate Bonds & Notes
Banking & Finance	0	457,213	268	457,481
Industrials	0	394,533	0	394,533
Utilities	0	281,382	0	281,382
Municipal Bonds & Notes
California	0	11,168	0	11,168
Georgia	0	8,187	0	8,187
Illinois	0	10,704	0	10,704
Louisiana	0	2,866	0	2,866
Nevada	0	416	0	416
New Mexico	0	880	0	880
Ohio	0	967	0	967
Pennsylvania	0	2,832	0	2,832
Texas	0	4,481	0	4,481
Wisconsin	0	936	0	936
U.S. Government Agencies	0	537,890	0	537,890
U.S. Treasury Obligations	0	2,572,294	0	2,572,294
Non-Agency Mortgage-Backed Securities	0	93,928	80	94,008
Asset-Backed Securities	1,000	147,989	2,900	151,889
Sovereign Issues	0	137,984	0	137,984
Preferred Securities
Banking & Finance	0	5,766	0	5,766
Short-Term Instruments
Repurchase Agreements	0	20,572	0	20,572

$1,000	$4,697,190	$9,680	$4,707,870
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127,162	$0	$0	$127,162

Total Investments	$128,162	$4,697,190	$9,680	$4,835,032

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,376)	$0	$(18,376)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	473	10,679	0	11,152
Over the counter	0	3,468	0	3,468

$473	$14,147	$0	$14,620
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(101)	(2,468)	0	(2,569)
Over the counter	0	(2,722)	0	(2,722)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

	$(101)	$(5,190)	$0	$(5,291)

Total Financial Derivative Instruments	$372	$8,957	$0	$9,329

Totals	$128,534	$4,687,771	$9,680	$4,825,985

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Altice France SA 9.406% (EURO03M + 5.500%) due 08/15/2028 ~	EUR	1,514	$1,208
American Airlines, Inc. 10.336% due 04/20/2028		$360	372
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028		2,714	2,721
Broadcom Inc.
TBD% due 08/14/2026 «		1,700	1,692
Caesars Entertainment Corp. 8.097% due 02/06/2031		1,000	1,002
Carnival Corp. 8.094% due 08/08/2027		1,908	1,920
Cedar Fair LP 7.329% due 05/01/2031		1,300	1,299
Chromalloy Corp. 9.058% due 03/27/2031		3,200	3,214
Delos Aircraft Designated Activity Co. 7.085% due 10/31/2027		3,600	3,624
Ontario Gaming GTA LP 9.585% due 08/01/2030		1,891	1,902
Project Hudson II 7.730% due 05/29/2026 «		1,600	1,607
Setanta Aircraft Leasing Designated Activity Co. 7.085% due 11/05/2028		2,250	2,265
SkyMiles IP Ltd. 9.075% due 10/20/2027		2,361	2,421
Station Casinos LLC 7.594% due 03/14/2031		1,596	1,597
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031		998	1,003
Wand NewCo 3, Inc. 9.094% due 01/30/2031		1,600	1,613
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,037	695

Total Loan Participations and Assignments (Cost $30,651)			30,155

CORPORATE BONDS & NOTES 71.2%
BANKING & FINANCE 23.7%
Agree LP 4.800% due 10/01/2032		700	657
Aircastle Ltd. 5.950% due 02/15/2029		1,400	1,400
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	904
3.375% due 08/15/2031		2,200	1,941
3.550% due 03/15/2052		2,500	1,678
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(d)(j)		1,200	72
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,409
Ally Financial, Inc.
6.992% due 06/13/2029 •		2,100	2,180
8.000% due 11/01/2031		2,250	2,484
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,621
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,304
3.625% due 04/15/2032		3,700	3,237
4.250% due 02/15/2028		1,800	1,725
4.900% due 02/15/2029		300	293
American International Group, Inc. 4.750% due 04/01/2048		600	529
American Tower Corp.
1.875% due 10/15/2030		1,300	1,059
2.950% due 01/15/2051		8,300	5,197
3.100% due 06/15/2050		10,900	7,045
3.700% due 10/15/2049		10,000	7,263
4.050% due 03/15/2032		7,800	7,135
5.550% due 07/15/2033		4,000	3,997
5.650% due 03/15/2033		2,300	2,316

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,433
7.950% due 08/11/2028		1,600	1,659
Aon North America, Inc. 5.750% due 03/01/2054		3,100	3,035
Arch Capital Finance LLC 5.031% due 12/15/2046		500	454
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,777
Ares Capital Corp. 5.950% due 07/15/2029		1,600	1,573
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	981
3.650% due 02/01/2052		1,900	1,316
Ares Management Corp. 6.375% due 11/10/2028		4,700	4,900
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,692
3.600% due 09/15/2051		1,200	835
Athene Holding Ltd. 6.250% due 04/01/2054		1,200	1,202
Augustar Life Insurance Co. 6.875% due 06/15/2042		500	446
AvalonBay Communities, Inc. 5.350% due 06/01/2034		1,100	1,101
Aviation Capital Group LLC 4.875% due 10/01/2025		4,500	4,442
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	1,960
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,743
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,178
2.625% due 04/28/2025		1,000	1,053
Banco Bilbao Vizcaya Argentaria SA 7.883% due 11/15/2034 •		$1,800	1,963
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		200	194
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,975
2.676% due 06/19/2041 •		19,400	13,563
2.972% due 07/21/2052 •		800	522
3.311% due 04/22/2042 •		12,200	9,186
3.824% due 01/20/2028 •		1,000	964
4.443% due 01/20/2048 •		100	85
5.202% due 04/25/2029 •		6,600	6,591
5.468% due 01/23/2035 •		6,800	6,796
5.872% due 09/15/2034 •		6,300	6,483
Bank of America NA 6.000% due 10/15/2036		1,200	1,262
Barclays PLC
5.851% due 03/21/2035 •	GBP	2,100	2,655
6.036% due 03/12/2055 •		$200	203
6.224% due 05/09/2034 •		4,400	4,511
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		70	60
BGC Group, Inc.
4.375% due 12/15/2025		600	584
6.600% due 06/10/2029		500	498
8.000% due 05/25/2028		2,100	2,213
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	208
3.200% due 01/30/2052		10,000	6,576
3.500% due 09/10/2049		2,500	1,757
Blackstone Private Credit Fund 4.700% due 03/24/2025		3,300	3,268
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,632
Blue Owl Capital Corp. 2.875% due 06/11/2028		200	177
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		800	790
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	3,294
BNP Paribas SA
3.132% due 01/20/2033 •		3,200	2,695
5.738% due 02/20/2035 •		4,100	4,081
8.500% due 08/14/2028 •(i)(j)		4,200	4,312
BPCE SA
5.716% due 01/18/2030 •		1,600	1,597
7.003% due 10/19/2034 •		4,800	5,135
Brighthouse Financial, Inc. 3.850% due 12/22/2051		2,800	1,783
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,133

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Brookfield Capital Finance LLC 6.087% due 06/14/2033		1,200	1,235
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,378
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,023
3.625% due 02/15/2052		1,900	1,324
5.968% due 03/04/2054		7,075	7,005
CaixaBank SA 3.625% due 09/14/2028 •(i)(j)	EUR	1,400	1,255
Cantor Fitzgerald LP 7.200% due 12/12/2028		$4,400	4,527
Capital One Financial Corp. 6.377% due 06/08/2034 •		3,400	3,490
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	2,985
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,052
CBRE Services, Inc. 5.950% due 08/15/2034		3,100	3,140
CI Financial Corp.
4.100% due 06/15/2051		1,200	777
7.500% due 05/30/2029		3,200	3,171
Citigroup, Inc.
3.057% due 01/25/2033 •		2,500	2,124
5.449% due 06/11/2035 •		3,300	3,275
5.827% due 02/13/2035 •		5,200	5,148
Commonwealth Bank of Australia 3.784% due 03/14/2032 (j)		1,800	1,577
Constellation Insurance, Inc. 6.800% due 01/24/2030		3,000	2,936
Cooperatieve Rabobank UA 3.758% due 04/06/2033 •		1,000	886
CoStar Group, Inc. 2.800% due 07/15/2030		800	677
Credit Acceptance Corp. 9.250% due 12/15/2028		1,500	1,587
Credit Suisse AG AT1 Claim		9,666	1,160
Crown Castle, Inc.
2.100% due 04/01/2031		5,800	4,699
2.500% due 07/15/2031		1,500	1,240
2.900% due 04/01/2041		2,300	1,593
4.300% due 02/15/2029		605	578
4.750% due 05/15/2047		2,650	2,262
Danske Bank AS 5.427% due 03/01/2028 •		3,200	3,203
Deutsche Bank AG
3.547% due 09/18/2031 •		3,200	2,818
3.729% due 01/14/2032 •		2,900	2,446
3.742% due 01/07/2033 •		1,000	823
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	3,649
EPR Properties
3.750% due 08/15/2029		2,450	2,186
4.500% due 06/01/2027		1,167	1,117
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,027
3.400% due 02/15/2052		2,500	1,716
Equitable Holdings, Inc.
4.350% due 04/20/2028		200	193
5.594% due 01/11/2033		5,000	5,068
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	1,200	1,163
Essex Portfolio LP 5.500% due 04/01/2034		$1,200	1,190
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		2,000	1,347
Extra Space Storage LP 5.400% due 02/01/2034		1,800	1,763
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		2,500	2,456
6.000% due 12/07/2033		2,700	2,744
6.100% due 03/15/2055		3,500	3,384
6.350% due 03/22/2054		1,000	1,002
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	5,231
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	4,998
FMR LLC 6.450% due 11/15/2039		4,500	4,907
Fortress Transportation & Infrastructure Investors LLC 7.875% due 12/01/2030		1,200	1,257
Franklin Resources, Inc. 2.950% due 08/12/2051		900	563
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,500	1,612

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Freedom Mortgage Holdings LLC 9.250% due 02/01/2029		600	600
FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,345
7.875% due 01/15/2029		1,000	1,033
GA Global Funding Trust 5.500% due 01/08/2029		3,700	3,702
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,787
GGAM Finance Ltd. 8.000% due 02/15/2027		1,400	1,447
Global Atlantic Fin Co. 6.750% due 03/15/2054		2,000	1,980
GLP Capital LP
4.000% due 01/15/2030		5,000	4,585
5.300% due 01/15/2029		3,600	3,550
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,318
4.017% due 10/31/2038 •		5,100	4,340
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		2,000	1,854
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,103
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,469
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (b)		2,000	1,960
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,209
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,206
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,867
HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,497
5.719% due 03/04/2035 •		4,300	4,325
5.875% due 09/28/2026 •(i)(j)	GBP	5,178	6,333
Hudson Pacific Properties LP
3.250% due 01/15/2030		$300	208
4.650% due 04/01/2029		900	694
5.950% due 02/15/2028		1,200	1,022
ING Groep NV 5.550% due 03/19/2035 •		5,000	4,939
Intercontinental Exchange, Inc. 4.250% due 09/21/2048		185	152
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,309
7.750% due 01/11/2027 •(i)(j)	EUR	4,610	5,074
7.778% due 06/20/2054 •		$500	523
7.800% due 11/28/2053		3,000	3,302
Invesco Finance PLC 5.375% due 11/30/2043		55	52
JAB Holdings BV
2.200% due 11/23/2030		585	472
3.750% due 05/28/2051		750	485
4.500% due 04/08/2052		2,100	1,541
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,203
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,293
3.328% due 04/22/2052 •		18,400	12,953
3.964% due 11/15/2048 •		110	87
5.012% due 01/23/2030 •		7,300	7,245
5.350% due 06/01/2034 •		7,100	7,072
6.254% due 10/23/2034 •		3,200	3,396
8.750% due 09/01/2030		275	322
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,000	1,000
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049		6,400	232
Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,550
2.650% due 11/15/2033		1,000	735
6.250% due 01/15/2036		1,600	1,520
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	969
4.850% due 05/17/2032		7,500	7,210
Lazard Group LLC
4.375% due 03/11/2029		209	200
6.000% due 03/15/2031		900	911
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,361
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	655
Lloyds Bank PLC 0.000% due 04/02/2032 þ		3,200	2,101

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		4,100	4,086
7.875% due 06/27/2029 •(i)(j)	GBP	200	254
8.000% due 09/27/2029 •(i)(j)		$500	512
Loews Corp. 4.125% due 05/15/2043		40	34
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	7,036
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	809
4.350% due 01/30/2047		200	169
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,200
5.672% due 12/01/2052		2,000	1,961
MetLife, Inc. 5.000% due 07/15/2052		500	456
Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		1,800	1,598
5.133% due 07/20/2033 •		5,200	5,125
5.441% due 02/22/2034 •		4,000	4,036
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,671
2.869% due 09/13/2030 •		2,500	2,211
5.669% due 09/13/2033 •		700	706
5.754% due 05/27/2034 •		700	710
Morgan Stanley
0.000% due 04/02/2032 þ(k)		11,300	7,169
2.943% due 01/21/2033 •		4,800	4,081
4.889% due 07/20/2033 •		800	772
5.831% due 04/19/2035 •		1,600	1,641
5.948% due 01/19/2038 •		1,100	1,094
Morgan Stanley Direct Lending Fund 6.150% due 05/17/2029		1,600	1,566
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		1,500	1,508
Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,306
6.100% due 06/28/2063		800	815
Nationwide Building Society 3.960% due 07/18/2030 •		1,800	1,666
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,174
NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,919
4.600% due 06/28/2031 •(i)(j)		5,200	4,110
5.076% due 01/27/2030 •		4,100	4,029
5.125% due 05/12/2027 •(i)(j)	GBP	2,500	2,939
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	385
4.875% due 04/15/2045		2,700	2,143
Newmark Group, Inc. 7.500% due 01/12/2029		3,000	3,087
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		4,500	4,635
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		3,900	3,652
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,148
5.594% due 07/02/2027 (b)		1,700	1,701
5.605% due 07/06/2029		6,500	6,538
5.783% due 07/03/2034 (b)		200	199
Nordea Bank Abp 3.750% due 03/01/2029 •(i)(j)		1,400	1,171
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,100	3,969
OneMain Finance Corp. 7.875% due 03/15/2030		2,500	2,580
Pacific Life Insurance Co. 9.250% due 06/15/2039		8,800	11,624
Pacific LifeCorp 3.350% due 09/15/2050		700	477
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		2,400	1,569
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	1,080
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,117
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034		1,600	1,581
Piedmont Operating Partnership LP 6.875% due 07/15/2029		3,190	3,153
Pine Street Trust 6.223% due 05/15/2054		5,000	5,001
Progressive Corp. 4.125% due 04/15/2047		500	412

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Protective Life Global Funding 5.467% due 12/08/2028		1,500	1,517
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	23
Realty Income Corp.
3.200% due 02/15/2031		4,300	3,773
3.400% due 01/15/2028		2,000	1,886
3.950% due 08/15/2027		1,100	1,061
4.450% due 09/15/2026		1,300	1,269
Regency Centers LP
4.400% due 02/01/2047		1,100	890
4.650% due 03/15/2049		500	414
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,475
2.150% due 09/01/2031		1,500	1,197
RGA Global Funding 5.500% due 01/11/2031		2,900	2,897
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		1,700	1,432
SBA Tower Trust 2.328% due 07/15/2052		200	180
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,598
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,688
Societe Generale SA 6.221% due 06/15/2033 •		4,600	4,532
Standard Chartered PLC 3.603% due 01/12/2033 •		3,600	3,033
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,100	2,564
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,014
Store Capital LLC 2.750% due 11/18/2030		1,400	1,161
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		900	732
5.776% due 07/13/2033		2,600	2,681
5.808% due 09/14/2033 (m)		6,200	6,431
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		156	18
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)		156	16
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		313	29
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		470	40
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		471	35
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		221	16
SVB Financial Group 4.570% due 04/29/2033 ^(d)		3,200	1,925
Synchrony Financial 2.875% due 10/28/2031		3,800	3,049
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	320
6.850% due 12/16/2039		371	414
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	708	864
5.661% due 10/13/2041		47	58
5.744% due 04/13/2040		89	112
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	815
Trust Fibra Uno
6.390% due 01/15/2050		900	712
6.950% due 01/30/2044		5,300	4,655
7.375% due 02/13/2034		1,000	988
UBS AG 7.500% due 02/15/2028		2,050	2,194
UBS Group AG
3.179% due 02/11/2043 •		1,400	999
3.750% due 03/26/2025		500	493
4.194% due 04/01/2031 •		600	560
4.375% due 02/10/2031 •(i)(j)		3,900	3,173
4.875% due 02/12/2027 •(i)(j)		6,400	5,877
5.959% due 01/12/2034 •		7,200	7,312
6.442% due 08/11/2028 •		10,650	10,923
6.537% due 08/12/2033 •		8,700	9,134
9.250% due 11/13/2033 •(i)(j)		2,000	2,244
UniCredit SpA 7.296% due 04/02/2034 •		1,400	1,429
Unigel Luxembourg SA 8.750% due 03/01/2030 ^«(d)		1,079	1,080
Unum Group 4.500% due 12/15/2049		3,100	2,421

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

VICI Properties LP
3.875% due 02/15/2029		2,800	2,591
4.500% due 01/15/2028		400	385
5.625% due 05/15/2052		2,000	1,803
5.750% due 02/01/2027		1,900	1,901
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	436
5.700% due 07/15/2043		630	613
WEA Finance LLC 3.750% due 09/17/2024		900	893
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,834
3.350% due 03/02/2033 •		6,600	5,726
4.611% due 04/25/2053 •		11,300	9,665
5.499% due 01/23/2035 •		6,300	6,280
5.557% due 07/25/2034 •		17,700	17,694
5.707% due 04/22/2028 •		4,000	4,036
6.491% due 10/23/2034 •		2,200	2,346
Wells Fargo Bank NA 6.600% due 01/15/2038		3,700	4,061
Welltower OP LLC
4.950% due 09/01/2048		2,950	2,674
5.125% due 03/15/2043		800	726
6.500% due 03/15/2041		925	999
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,492
6.950% due 10/01/2027		16,922	17,817
7.375% due 03/15/2032		681	762
Willis North America, Inc.
3.875% due 09/15/2049		725	523
5.350% due 05/15/2033		1,500	1,472
Yango Justice International Ltd. 7.500% due 02/17/2025 ^(d)		300	2

			798,906

INDUSTRIALS 31.6%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	1,790
AbbVie, Inc.
4.250% due 11/21/2049		21,000	17,513
4.400% due 11/06/2042		2,970	2,606
4.450% due 05/14/2046		7,000	6,082
4.700% due 05/14/2045		900	813
4.750% due 03/15/2045		3,000	2,725
4.850% due 06/15/2044		3,300	3,058
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,257
Acushnet Co. 7.375% due 10/15/2028		300	311
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,570	1,350
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		680	565
AEP Transmission Co. LLC 4.250% due 09/15/2048		300	242
Aetna, Inc. 4.125% due 11/15/2042		25	20
Air Canada Pass-Through Trust 3.300% due 07/15/2031		1,365	1,250
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,451	1,425
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,657
Altice France SA 3.375% due 01/15/2028	EUR	2,200	1,654
Altria Group, Inc. 3.875% due 09/16/2046		$930	671
Amazon.com, Inc.
2.700% due 06/03/2060		6,400	3,769
4.100% due 04/13/2062		1,200	959
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,891	1,757
3.375% due 11/01/2028		2,750	2,599
3.575% due 07/15/2029		643	609
3.650% due 08/15/2030		2,680	2,534
4.000% due 01/15/2027		295	288
Amgen, Inc.
2.800% due 08/15/2041		100	70
3.375% due 02/21/2050		10,700	7,542
4.563% due 06/15/2048		2,610	2,210
4.663% due 06/15/2051		5,053	4,322
4.875% due 03/01/2053		5,400	4,759
5.650% due 03/02/2053		6,000	5,913
5.750% due 03/02/2063		4,800	4,705

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	600	524
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	9,538
4.900% due 02/01/2046	3,400	3,137
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,512
4.950% due 01/15/2042	5,600	5,259
Apple, Inc. 4.850% due 05/10/2053 (m)	14,200	13,743
Aptiv PLC 4.150% due 05/01/2052	1,500	1,118
ArcelorMittal SA 6.800% due 11/29/2032	3,100	3,268
Ashtead Capital, Inc. 5.800% due 04/15/2034	1,600	1,589
Astrazeneca Finance LLC 5.000% due 02/26/2034	2,700	2,686
Bacardi Ltd. 5.300% due 05/15/2048	3,600	3,262
BAE Systems PLC 3.000% due 09/15/2050	1,800	1,166
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	300	219
Bayer U.S. Finance LLC
4.375% due 12/15/2028	500	475
4.400% due 07/15/2044	6,000	4,582
4.625% due 06/25/2038	1,800	1,514
4.700% due 07/15/2064	75	55
4.875% due 06/25/2048	3,400	2,737
6.875% due 11/21/2053	2,300	2,364
Becton Dickinson & Co. 5.110% due 02/08/2034	3,600	3,548
Berry Global, Inc.
1.570% due 01/15/2026 (m)	1,400	1,316
5.650% due 01/15/2034	2,000	1,955
Biogen, Inc. 3.250% due 02/15/2051	1,122	747
Boeing Co.
3.625% due 02/01/2031	7,900	6,918
3.650% due 03/01/2047	800	521
5.705% due 05/01/2040	6,400	5,904
5.805% due 05/01/2050	7,400	6,674
5.930% due 05/01/2060	9,260	8,285
6.528% due 05/01/2034	2,000	2,049
6.858% due 05/01/2054	7,500	7,702
7.008% due 05/01/2064	100	102
Bombardier, Inc. 7.250% due 07/01/2031	2,400	2,467
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,019
Boston Scientific Corp. 4.700% due 03/01/2049 (m)	1,516	1,352
BP Capital Markets America, Inc. 3.060% due 06/17/2041	800	583
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	880
4.250% due 10/26/2049	630	513
5.650% due 02/22/2064	5,200	5,084
British Airways Pass-Through Trust
3.300% due 06/15/2034	2,910	2,623
4.125% due 03/20/2033	1,855	1,733
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,622
3.137% due 11/15/2035	1,728	1,384
3.187% due 11/15/2036	1,611	1,276
3.419% due 04/15/2033	7,649	6,597
3.469% due 04/15/2034	5,300	4,520
3.500% due 02/15/2041	5,300	4,065
4.150% due 11/15/2030	1,650	1,559
4.300% due 11/15/2032	3,500	3,273
4.926% due 05/15/2037	5,843	5,498
Burlington Northern Santa Fe LLC
4.450% due 01/15/2053	1,002	853
5.200% due 04/15/2054	12,798	12,270
Cameron LNG LLC 3.701% due 01/15/2039	2,600	2,108
Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	997
3.500% due 05/01/2050	4,234	3,052
6.125% due 09/15/2115	6,470	6,582
Carnival Corp. 7.000% due 08/15/2029	900	933
CDW LLC 3.569% due 12/01/2031	1,900	1,661

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Cellnex Finance Co. SA 3.875% due 07/07/2041	600	474
Centene Corp. 4.625% due 12/15/2029	1,900	1,798
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,071
5.375% due 03/15/2044	1,800	1,654
Champion Path Holdings Ltd. 4.850% due 01/27/2028	2,100	1,912
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,681
3.700% due 04/01/2051	11,000	6,695
3.850% due 04/01/2061	9,600	5,612
3.900% due 06/01/2052	3,400	2,134
3.950% due 06/30/2062	1,700	1,008
4.400% due 12/01/2061	2,374	1,550
4.800% due 03/01/2050	4,900	3,598
5.250% due 04/01/2053	1,800	1,414
5.375% due 05/01/2047	5,100	4,078
5.750% due 04/01/2048	1,525	1,276
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,046
3.700% due 11/15/2029	6,500	6,009
Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,794
5.750% due 08/15/2034	2,900	2,913
Cheniere Energy, Inc. 5.650% due 04/15/2034	2,000	2,003
Children's Hospital Corp. 4.115% due 01/01/2047	25	21
Choice Hotels International, Inc. 5.850% due 08/01/2034 (b)	800	789
Cigna Group
3.875% due 10/15/2047	115	87
4.900% due 12/15/2048	40	35
5.600% due 02/15/2054	1,500	1,441
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	40
Comcast Corp.
2.937% due 11/01/2056	12,149	7,335
3.999% due 11/01/2049	25	20
5.500% due 05/15/2064	3,800	3,659
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	6,122
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,008
5.250% due 11/15/2048	3,500	3,261
Continental Resources, Inc. 5.750% due 01/15/2031	2,200	2,164
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,181
CRH America, Inc. 5.125% due 05/18/2045	30	27
CSL Finanace PLC Co. 4.625% due 04/27/2042	900	805
CSX Corp.
3.800% due 11/01/2046	75	58
4.250% due 11/01/2066	20	16
CVS Health Corp.
4.780% due 03/25/2038	705	630
5.300% due 12/05/2043	6,700	6,105
5.625% due 02/21/2053	8,600	7,992
5.875% due 06/01/2053	3,200	3,069
CVS Pass-Through Trust
4.704% due 01/10/2036	1,238	1,125
7.507% due 01/10/2032	9,678	10,072
8.353% due 07/10/2031	209	225
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	1,200	991
Dell International LLC
3.450% due 12/15/2051	2,385	1,618
6.020% due 06/15/2026	559	565
8.100% due 07/15/2036	3,128	3,733
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,971
4.750% due 10/20/2028	2,600	2,533
7.375% due 01/15/2026	2,262	2,309
Devon Energy Corp. 4.750% due 05/15/2042	2,390	2,003
Directv Financing LLC 8.875% due 02/01/2030	1,500	1,469
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,631
Ecopetrol SA 7.375% due 09/18/2043 (m)	3,750	3,309

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,192
4.650% due 01/15/2043	1,435	1,266
4.850% due 08/15/2054	85	71
5.100% due 01/15/2044	500	464
5.125% due 02/15/2053	8,100	7,457
5.650% due 06/15/2054	2,500	2,475
Eli Lilly & Co. 4.950% due 02/27/2063	5,100	4,745
Embotelladora Andina SA 3.950% due 01/21/2050	800	588
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	477
Enbridge, Inc.
4.500% due 06/10/2044	271	225
5.625% due 04/05/2034	1,200	1,198
5.950% due 04/05/2054	2,100	2,085
6.700% due 11/15/2053 (m)	4,400	4,808
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,194
5.150% due 03/15/2045	11,100	9,766
5.300% due 04/01/2044	1,400	1,263
5.350% due 05/15/2045	2,465	2,203
5.950% due 05/15/2054	2,500	2,436
6.050% due 09/01/2054	2,900	2,862
6.125% due 12/15/2045	2,819	2,766
6.550% due 12/01/2033	2,600	2,757
Eni SpA 5.950% due 05/15/2054	2,747	2,700
Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	3,956
4.200% due 04/01/2050	4,200	3,299
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,893
4.850% due 03/15/2044	6,579	5,929
4.950% due 10/15/2054	830	735
8.574% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,445
EQM Midstream Partners LP 6.500% due 07/15/2048	1,600	1,616
EQT Corp. 5.750% due 02/01/2034	1,600	1,587
Essent Group Ltd. 6.250% due 07/01/2029 (b)	1,000	1,000
Expedia Group, Inc. 3.250% due 02/15/2030	900	812
Exxon Mobil Corp. 4.114% due 03/01/2046	90	74
Ferguson Finance PLC 3.250% due 06/02/2030	700	632
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,101
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	7,300	6,078
Flex Ltd. 4.875% due 06/15/2029	2,000	1,938
Ford Foundation 2.815% due 06/01/2070	1,265	736
Fortune Star BVI Ltd. 6.850% due 07/02/2024	2,300	2,298
Fox Corp. 5.576% due 01/25/2049	2,425	2,229
GATX Corp. 4.500% due 03/30/2045	1,038	838
GE Capital Funding LLC 4.550% due 05/15/2032	3,992	3,818
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	2,817
Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,079
4.150% due 08/15/2049	1,700	1,283
5.950% due 08/15/2052	300	289
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042	1,900	1,978
Haleon U.S. Capital LLC 4.000% due 03/24/2052	1,000	795
HCA, Inc.
3.500% due 07/15/2051	4,900	3,278
4.375% due 03/15/2042	2,040	1,679
4.625% due 03/15/2052	3,100	2,504
5.125% due 06/15/2039	2,400	2,224
5.250% due 06/15/2049	2,600	2,319
5.900% due 06/01/2053	800	780
HEICO Corp. 5.350% due 08/01/2033	1,600	1,587
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	1,100	864

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Holcim Finance U.S. LLC 4.750% due 09/22/2046	1,421	1,234
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	1,600	1,694
Humana, Inc.
4.625% due 12/01/2042	40	34
4.800% due 03/15/2047	1,600	1,358
5.500% due 03/15/2053	1,900	1,766
5.750% due 04/15/2054	1,500	1,447
5.875% due 03/01/2033	630	641
Hyatt Hotels Corp.
4.375% due 09/15/2028	800	774
5.750% due 04/23/2030	900	916
Icon Investments Six DAC 6.000% due 05/08/2034	600	613
Imperial Brands Finance PLC 6.125% due 07/27/2027	2,600	2,647
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,270
Intel Corp.
3.200% due 08/12/2061	5,000	3,087
5.700% due 02/10/2053	7,000	6,886
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032	1,600	1,600
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,110	960
Johnson Controls, Inc.
4.950% due 07/02/2064	20	17
5.700% due 03/01/2041	55	51
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	435
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	34
6.950% due 01/15/2038	270	293
7.400% due 03/15/2031	100	111
Kinder Morgan, Inc.
5.200% due 06/01/2033	9,550	9,272
6.950% due 06/01/2028	3,795	4,038
7.420% due 02/15/2037	2,980	3,219
8.050% due 10/15/2030	3,825	4,313
Kinetik Holdings LP 6.625% due 12/15/2028	700	712
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,331
3.500% due 08/18/2026	6,800	6,492
3.900% due 08/08/2029	5,800	5,309
6.200% due 08/15/2034	4,500	4,511
Leidos, Inc. 4.375% due 05/15/2030	250	236
Lenovo Group Ltd. 3.421% due 11/02/2030	1,600	1,415
Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	4,043
5.200% due 02/15/2055	6,000	5,750
Lowe's Cos., Inc. 2.800% due 09/15/2041	2,700	1,855
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	1,875
Marriott International, Inc.
3.500% due 10/15/2032	200	173
4.625% due 06/15/2030	5,300	5,146
5.000% due 10/15/2027	8,800	8,780
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	3,452
Masco Corp. 4.500% due 05/15/2047	2,200	1,822
McDonald's Corp.
4.450% due 09/01/2048	25	21
4.875% due 12/09/2045	85	76
MDC Holdings, Inc. 3.966% due 08/06/2061	500	427
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	3,280	3,215
5.250% due 04/26/2026	800	774
5.375% due 12/04/2029	1,500	1,347
5.750% due 07/21/2028	1,200	1,125
7.625% due 04/17/2032	1,600	1,589
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	33
MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	4,583
5.250% due 06/18/2025	1,700	1,681
5.875% due 05/15/2026	1,538	1,523
7.125% due 06/26/2031	700	704
MGM Resorts International 6.500% due 04/15/2032	2,000	1,992

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Micron Technology, Inc.
3.477% due 11/01/2051	7,300	5,017
5.300% due 01/15/2031	1,000	998
Microsoft Corp. 2.500% due 09/15/2050	6,900	4,347
Moody's Corp. 3.100% due 11/29/2061	4,000	2,455
MPLX LP
4.500% due 04/15/2038	25	22
4.900% due 04/15/2058	1,900	1,564
4.950% due 03/14/2052	700	594
5.200% due 03/01/2047	900	804
5.200% due 12/01/2047	60	53
Netflix, Inc.
4.875% due 04/15/2028	1,700	1,692
5.375% due 11/15/2029	700	707
New York & Presbyterian Hospital 4.063% due 08/01/2056	45	37
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	800	830
Newmont Corp. 5.750% due 11/15/2041	3,225	3,243
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	4,500	4,298
Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,286
4.550% due 06/01/2053	1,300	1,090
5.950% due 03/15/2064	1,500	1,530
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	4,012
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,859
4.260% due 11/01/2047	30	24
Novartis Capital Corp. 4.400% due 05/06/2044	35	31
NVR, Inc. 3.000% due 05/15/2030	3,600	3,192
NXP BV
3.400% due 05/01/2030	1,000	906
4.300% due 06/18/2029	4,000	3,840
5.550% due 12/01/2028	600	608
Occidental Petroleum Corp.
6.600% due 03/15/2046	900	939
6.625% due 09/01/2030	1,800	1,889
Olympus Water U.S. Holding Corp. 7.250% due 06/15/2031	1,000	995
ONE Gas, Inc.
4.500% due 11/01/2048	20	17
4.658% due 02/01/2044	50	44
ONEOK Partners LP 6.125% due 02/01/2041	7,125	7,126
Oracle Corp.
3.650% due 03/25/2041	5,700	4,365
3.850% due 04/01/2060	6,615	4,552
3.950% due 03/25/2051	15,900	11,765
4.100% due 03/25/2061	6,400	4,590
Owens Corning
4.300% due 07/15/2047	1,618	1,302
4.400% due 01/30/2048	700	565
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	6,600	6,299
Petroleos Mexicanos 10.000% due 02/07/2033 (m)	3,300	3,314
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	10,700	10,179
5.300% due 05/19/2053	4,200	4,054
5.340% due 05/19/2063	1,900	1,795
Philip Morris International, Inc. 3.875% due 08/21/2042	2,600	2,025
Pioneer Natural Resources Co. 7.200% due 01/15/2028	17,016	18,209
Prosus NV
3.680% due 01/21/2030	1,000	889
3.832% due 02/08/2051	2,700	1,758
4.987% due 01/19/2052	400	313
Quanta Services, Inc. 3.050% due 10/01/2041	4,000	2,824
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	900	742
Reliance Industries Ltd.
3.625% due 01/12/2052	500	351
3.750% due 01/12/2062	2,900	2,001
Rockies Express Pipeline LLC
4.800% due 05/15/2030	2,200	2,033
4.950% due 07/15/2029	3,000	2,827

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,827
4.550% due 03/15/2052		1,800	1,471
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	128
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028		$2,000	1,976
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	2,889
RTX Corp.
4.050% due 05/04/2047		2,705	2,130
4.350% due 04/15/2047		700	579
4.450% due 11/16/2038		800	707
6.100% due 03/15/2034		5,000	5,266
S&P Global, Inc. 3.250% due 12/01/2049		3,000	2,115
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	772
4.500% due 05/15/2030		7,200	6,909
Sands China Ltd.
3.250% due 08/08/2031		2,000	1,686
4.375% due 06/18/2030		5,400	4,978
5.400% due 08/08/2028		5,000	4,899
Santos Finance Ltd.
3.649% due 04/29/2031		4,500	3,937
6.875% due 09/19/2033		2,500	2,646
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	3,245
Seadrill Finance Ltd. 8.375% due 08/01/2030		400	418
Southern Co.
3.750% due 09/15/2051 •		5,000	4,706
4.250% due 07/01/2036		3,640	3,231
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	54
7.350% due 02/15/2031		1,400	1,495
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,370
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	8,251
9.375% due 11/30/2029		2,000	2,156
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		863	809
Starbucks Corp. 4.500% due 11/15/2048		40	33
Stryker Corp. 4.850% due 12/08/2028		400	397
Studio City Co. Ltd. 7.000% due 02/15/2027		3,000	3,004
Sutter Health
3.161% due 08/15/2040		350	266
3.361% due 08/15/2050		400	286
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	921
3.300% due 02/15/2051		4,700	3,176
3.400% due 10/15/2052		10,900	7,447
3.500% due 04/15/2031		200	180
3.600% due 11/15/2060		11,300	7,645
3.875% due 04/15/2030		6,695	6,260
5.650% due 01/15/2053		4,200	4,141
Tapestry, Inc. 7.850% due 11/27/2033		1,500	1,581
Targa Resources Corp. 4.950% due 04/15/2052		500	426
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,235
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,957
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,060
8.375% due 06/15/2032		1,275	1,474
Thames Water Utilities Finance PLC 4.375% due 01/18/2031	EUR	3,400	3,143
Time Warner Cable LLC
4.500% due 09/15/2042		$820	601
5.250% due 07/15/2042	GBP	800	835
5.500% due 09/01/2041		$6,225	5,189
5.875% due 11/15/2040		4,520	3,925
6.550% due 05/01/2037		1,400	1,327
6.750% due 06/15/2039		4,984	4,825
7.300% due 07/01/2038		6,900	6,988
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,411
TotalEnergies Capital SA
5.488% due 04/05/2054		700	691
5.638% due 04/05/2064		1,500	1,486

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

TransCanada PipeLines Ltd. 4.875% due 05/15/2048		4,400	3,868
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	3,784
Trimble, Inc. 6.100% due 03/15/2033		800	829
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	618
UKG, Inc. 6.875% due 02/01/2031		1,000	1,013
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(d)		2,200	624
Union Pacific Corp. 3.875% due 02/01/2055		35	26
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,494	4,767
3.100% due 01/07/2030		394	367
3.450% due 01/07/2030		3,219	2,957
4.000% due 10/11/2027		407	394
4.150% due 02/25/2033		1,760	1,653
4.300% due 02/15/2027		36	36
4.550% due 02/25/2033		3,104	2,872
5.875% due 04/15/2029		1,983	1,991
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	128
3.875% due 08/15/2059		7,100	5,259
5.050% due 04/15/2053		16,900	15,665
5.200% due 04/15/2063		8,800	8,154
6.050% due 02/15/2063		300	316
University of Southern California 5.250% due 10/01/2111		40	39
UPMC 5.035% due 05/15/2033		1,100	1,076
Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,464
6.875% due 11/10/2039		1,300	1,387
Var Energi ASA 8.000% due 11/15/2032		1,200	1,345
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,400	2,187
3.875% due 11/01/2033		5,500	4,692
4.125% due 08/15/2031		1,200	1,078
Venture Global LNG, Inc.
8.375% due 06/01/2031		200	208
9.875% due 02/01/2032		1,000	1,089
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(d)		746	6
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,263
VMware, Inc.
2.200% due 08/15/2031		$5,900	4,796
3.900% due 08/21/2027		400	384
4.700% due 05/15/2030		2,100	2,032
Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	4,129
5.391% due 03/15/2062		11,000	8,592
Waste Connections, Inc. 4.200% due 01/15/2033		4,200	3,902
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	529
Western Midstream Operating LP 5.300% due 03/01/2048		1,500	1,296
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,424
5.100% due 09/15/2045		400	361
Woodside Finance Ltd.
3.650% due 03/05/2025		100	99
3.700% due 09/15/2026		1,300	1,251
3.700% due 03/15/2028		1,126	1,064
Workday, Inc. 3.800% due 04/01/2032		4,500	4,045
Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	4,864
5.625% due 08/26/2028		3,850	3,613
Yara International ASA
3.148% due 06/04/2030		100	87
4.750% due 06/01/2028		1,100	1,072
Yellowstone Energy LP 5.750% due 12/31/2026 «		615	600
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	179

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

4.450% due 08/15/2045	2,397	2,021

		1,065,183

UTILITIES 15.9%
AEP Texas, Inc.
2.100% due 07/01/2030	700	583
4.150% due 05/01/2049	1,600	1,200
AES Corp. 7.600% due 01/15/2055 •	3,475	3,520
Alabama Power Co.
3.450% due 10/01/2049	2,100	1,503
4.150% due 08/15/2044	35	29
Ameren Illinois Co. 3.250% due 03/15/2050	1,000	683
American Water Capital Corp. 5.450% due 03/01/2054	3,400	3,283
Appalachian Power Co. 4.500% due 08/01/2032	3,100	2,869
Arizona Public Service Co.
3.350% due 05/15/2050	1,500	1,003
3.500% due 12/01/2049	1,400	952
4.500% due 04/01/2042	700	597
AT&T, Inc.
3.500% due 09/15/2053	6,630	4,504
3.550% due 09/15/2055	15,089	10,181
3.650% due 06/01/2051	8,300	5,867
3.650% due 09/15/2059	36,218	24,308
3.800% due 12/01/2057	30,117	21,058
Atmos Energy Corp. 4.125% due 10/15/2044	25	21
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	2,665
Berkshire Hathaway Energy Co.
4.600% due 05/01/2053	1,000	831
5.150% due 11/15/2043	85	80
Black Hills Corp. 6.000% due 01/15/2035	2,050	2,063
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	924
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	1,735
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	329
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	49
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	1,500	1,564
6.544% due 11/15/2053	2,000	2,109
6.714% due 08/15/2063	1,200	1,272
Comision Federal de Electricidad 5.750% due 02/14/2042	55	50
Commonwealth Edison Co.
3.650% due 06/15/2046	55	41
4.000% due 03/01/2048	700	544
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	6,741
3.700% due 11/15/2059	1,700	1,185
4.500% due 05/15/2058	5,800	4,736
4.625% due 12/01/2054	40	34
4.650% due 12/01/2048	6,900	5,920
Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	2,118
5.750% due 03/15/2054	2,000	1,940
5.800% due 03/01/2033	3,800	3,880
Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,041
4.200% due 09/01/2052	3,100	2,514
Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,200
5.950% due 06/15/2035	35	36
DTE Electric Co.
4.050% due 05/15/2048	1,600	1,283
5.400% due 04/01/2053	3,000	2,930
Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,634
5.350% due 01/15/2053	6,800	6,466
5.400% due 01/15/2054	12,500	12,005
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,380
3.500% due 06/15/2051	11,400	7,719
3.950% due 08/15/2047	2,300	1,723
4.800% due 12/15/2045	85	74
Duke Energy Florida LLC
3.400% due 10/01/2046	55	39
4.200% due 07/15/2048	25	20

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Duke Energy Ohio, Inc. 5.650% due 04/01/2053	1,300	1,258
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	683
3.600% due 09/15/2047	900	653
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	590
E.ON International Finance BV 6.650% due 04/30/2038	600	647
Edison International
5.750% due 06/15/2027	1,400	1,413
8.125% due 06/15/2053 •	1,800	1,871
Electricite de France SA
4.875% due 09/21/2038	900	807
4.950% due 10/13/2045	2,150	1,859
6.000% due 04/22/2064	5,400	5,025
6.900% due 05/23/2053	1,400	1,488
9.125% due 03/15/2033 •(i)	2,000	2,180
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,730
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,825	1,779
Enel Finance America LLC 2.875% due 07/12/2041	9,750	6,385
Enel Finance International NV
4.750% due 05/25/2047	3,000	2,520
5.000% due 06/15/2032	2,000	1,901
5.500% due 06/26/2034	3,400	3,315
Entergy Arkansas LLC 5.150% due 01/15/2033	2,800	2,772
Entergy Corp.
3.750% due 06/15/2050 (m)	4,000	2,833
7.125% due 12/01/2054 •	1,000	994
Exelon Corp. 5.625% due 06/15/2035	200	200
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	5,940
Florida Power & Light Co.
4.125% due 06/01/2048	120	98
4.550% due 10/01/2044	4,000	3,410
FORESEA Holding SA 7.500% due 06/15/2030	659	614
Georgia Power Co.
4.300% due 03/15/2042	80	68
4.750% due 09/01/2040	1,000	904
Indiana Michigan Power Co.
4.250% due 08/15/2048	20	16
4.550% due 03/15/2046	400	337
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,486
ITC Holdings Corp. 5.400% due 06/01/2033	2,300	2,271
Jersey Central Power & Light Co. 6.150% due 06/01/2037	250	259
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,932
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	1,980
Liberty Utilities Co. 5.869% due 01/31/2034	2,000	2,004
Massachusetts Electric Co. 5.867% due 02/26/2054	500	496
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,695
4.250% due 05/01/2046	3,450	2,844
4.250% due 07/15/2049	14,325	11,782
5.850% due 09/15/2054	2,100	2,153
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,402
Monongahela Power Co. 5.400% due 12/15/2043	4,224	3,956
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,391
New England Power Co. 3.800% due 12/05/2047	6,300	4,714
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	334
NGPL PipeCo LLC 7.768% due 12/15/2037	800	924
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,073
5.664% due 01/17/2054	1,200	1,155
5.783% due 09/16/2052	1,050	1,029
NiSource, Inc.
3.950% due 03/30/2048	1,245	935
4.375% due 05/15/2047	1,800	1,450

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.800% due 02/01/2042	300	292
Northern States Power Co.
5.100% due 05/15/2053	11,600	10,702
5.650% due 06/15/2054	400	399
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,171
Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	815
5.800% due 06/01/2054	2,200	2,155
6.200% due 12/01/2053	2,700	2,773
Ohio Power Co. 2.900% due 10/01/2051	2,700	1,653
Oi SA 10.000% due 07/27/2025 ^(d)	1,400	14
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049	110	84
ONEOK, Inc.
5.200% due 07/15/2048	9,862	8,731
6.625% due 09/01/2053	4,700	5,019
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,980
3.250% due 06/01/2031	1,500	1,290
3.300% due 08/01/2040	2,700	1,925
3.500% due 08/01/2050	7,850	5,130
3.750% due 07/01/2028	2,400	2,254
3.950% due 12/01/2047	4,800	3,442
4.000% due 12/01/2046	100	72
4.300% due 03/15/2045	1,600	1,232
4.500% due 07/01/2040	4,200	3,463
4.500% due 12/15/2041	2,900	2,367
4.550% due 07/01/2030	5,700	5,405
4.650% due 08/01/2028	1,300	1,259
4.750% due 02/15/2044	1,200	983
4.950% due 07/01/2050	4,200	3,473
5.250% due 03/01/2052	2,700	2,318
6.700% due 04/01/2053	5,300	5,522
PacifiCorp
4.150% due 02/15/2050	200	153
5.350% due 12/01/2053	8,000	7,265
5.450% due 02/15/2034	6,500	6,424
5.800% due 01/15/2055	5,000	4,846
6.000% due 01/15/2039	90	91
PECO Energy Co. 4.375% due 08/15/2052	5,700	4,695
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	2,883
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,906
3.640% due 11/01/2046	1,000	720
5.400% due 06/15/2033	700	702
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	4,900	4,901
Puget Energy, Inc. 4.100% due 06/15/2030	500	461
Puget Sound Energy, Inc. 4.223% due 06/15/2048	2,700	2,145
San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,597
3.750% due 06/01/2047	1,895	1,418
4.100% due 06/15/2049	1,578	1,247
4.150% due 05/15/2048	2,795	2,254
4.500% due 08/15/2040	2,700	2,408
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	4,986
Sempra
4.000% due 02/01/2048	925	704
5.500% due 08/01/2033	1,300	1,299
6.000% due 10/15/2039	3,635	3,681
Southern California Edison Co.
2.950% due 02/01/2051	900	559
3.600% due 02/01/2045	1,400	1,025
3.900% due 12/01/2041	3,800	2,971
3.900% due 03/15/2043	8,500	6,638
4.000% due 04/01/2047	8,938	6,850
4.050% due 03/15/2042	2,000	1,606
4.125% due 03/01/2048	700	544
4.650% due 10/01/2043	2,300	1,982
4.875% due 03/01/2049	1,000	868
5.450% due 06/01/2052	3,100	2,916
5.625% due 02/01/2036	2,879	2,877
5.950% due 02/01/2038	1,500	1,523
6.050% due 03/15/2039	4,500	4,615
6.650% due 04/01/2029	1,000	1,048
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,245
3.950% due 02/15/2050	3,500	2,667

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.125% due 11/15/2040	300	283
5.200% due 06/01/2033 (m)	6,400	6,324
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	50	38
Southern Power Co.
4.950% due 12/15/2046	85	74
5.150% due 09/15/2041	65	60
5.250% due 07/15/2043	500	466
Southwest Gas Corp. 4.050% due 03/15/2032	1,580	1,431
Southwestern Electric Power Co.
3.250% due 11/01/2051	6,760	4,272
6.200% due 03/15/2040	8,200	8,515
Southwestern Public Service Co.
3.750% due 06/15/2049	1,600	1,151
6.000% due 06/01/2054	5,150	5,140
Tallgrass Energy Partners LP 7.375% due 02/15/2029	900	905
Tampa Electric Co. 5.000% due 07/15/2052	3,900	3,501
Targa Resources Partners LP 4.000% due 01/15/2032	1,475	1,330
Tucson Electric Power Co. 5.500% due 04/15/2053	2,100	2,032
Union Electric Co.
5.250% due 01/15/2054	5,000	4,671
5.450% due 03/15/2053	2,800	2,697
Verizon Communications, Inc.
2.850% due 09/03/2041	6,750	4,732
2.875% due 11/20/2050	3,000	1,889
2.987% due 10/30/2056	3,887	2,382
3.000% due 11/20/2060	21,700	12,990
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,039
2.950% due 11/15/2051	9,900	6,191
3.800% due 09/15/2047	300	223
5.350% due 01/15/2054	3,000	2,835
Vistra Operations Co. LLC 4.300% due 07/15/2029	2,000	1,891
Vodafone Group PLC
5.125% due 06/04/2081 •	3,900	2,879
5.875% due 06/28/2064	6,600	6,353
Washington Gas Light Co. 3.650% due 09/15/2049	900	661
Xcel Energy, Inc. 4.800% due 09/15/2041	40	35

		533,223

Total Corporate Bonds & Notes (Cost $2,762,140)		2,397,312

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)	459	30

Total Convertible Bonds & Notes (Cost $64)		30

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	2,495
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	2,954
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	759
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	386
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	719

		7,313

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,548	10,424

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	305	307

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	1,870	1,979

		2,286

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	883

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010 6.270% due 02/15/2050	4,635	4,916
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	6,034
8.084% due 02/15/2050	1,000	1,305

		12,255

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,570

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,500
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	5,400	5,416
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	34

		9,950

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,015	1,094

Total Municipal Bonds & Notes (Cost $55,755)		56,775

U.S. GOVERNMENT AGENCIES 11.2%
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	5,800	4,939
3.500% due 08/01/2054	22,000	19,477
4.000% due 08/01/2054	86,400	79,107
4.500% due 08/01/2054	2,800	2,641
5.000% due 07/01/2054	36,000	34,796
5.500% due 07/01/2054 - 08/01/2054	183,000	180,476
6.000% due 08/01/2054	47,400	47,517
6.500% due 08/01/2054	6,800	6,917

Total U.S. Government Agencies (Cost $376,650)		375,870

U.S. TREASURY OBLIGATIONS 31.0%
U.S. Treasury Bonds
1.875% due 02/15/2041 (m)(q)	83,859	57,412
2.000% due 11/15/2041 (m)(o)	142,400	97,883
2.375% due 02/15/2042	37,400	27,238
2.500% due 02/15/2045 (o)	38,400	27,404
2.750% due 08/15/2047 (o)(q)	25,300	18,435
2.750% due 11/15/2047	5,200	3,782
2.875% due 05/15/2052 (o)	9,200	6,744
3.000% due 05/15/2047	32,300	24,715
3.000% due 08/15/2048 (m)(o)	160,500	121,811
3.125% due 08/15/2044 (o)	8,200	6,556
3.375% due 08/15/2042 (o)	30,000	25,348
3.625% due 02/15/2053	15,400	13,104
3.875% due 05/15/2043 (m)	113,142	102,117
4.000% due 11/15/2042 (o)	114,100	105,181
4.125% due 08/15/2053 (q)	215	200
4.250% due 02/15/2054 (m)	55,700	53,050
4.375% due 08/15/2043	72,000	69,519
4.500% due 02/15/2044 (m)	13,130	12,884
4.625% due 05/15/2054 (m)	106,100	107,584
4.750% due 11/15/2053	101,220	104,660
U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2052	11,262	6,404
0.875% due 02/15/2047	1,396	1,050
1.500% due 02/15/2053	20,144	16,942
2.125% due 04/15/2029 (m)	35,465	35,517
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	645

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,206,609)		1,046,185

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Funding Trust
5.500% due 01/25/2036 «	24	23
5.750% due 03/25/2036 «	59	44
Bear Stearns Adjustable Rate Mortgage Trust 4.743% due 11/25/2034 ~	425	401
Bear Stearns ALT-A Trust 6.608% due 11/25/2034 «~	17	16
BX Trust
6.342% due 02/15/2039 •	2,372	2,348
6.343% due 10/15/2036 •	5,000	4,942
Chase Mortgage Finance Trust 4.599% due 12/25/2037 «~	130	107
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,299	1,260
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	2,030	2,039
Commercial Mortgage Trust 3.178% due 02/10/2035	3,100	2,847
Countrywide Alternative Loan Trust 6.120% due 09/25/2035 •	167	127
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.600% due 07/25/2047 •	123	112
GSMPS Mortgage Loan Trust 5.810% due 03/25/2035 •	546	496
IndyMac INDX Mortgage Loan Trust 6.060% due 07/25/2035 •	232	185
JP Morgan Mortgage Trust 5.571% due 11/25/2033 «~	6	5
Merrill Lynch Mortgage Investors Trust 5.637% due 05/25/2033 ~	3	3
NAAC Reperforming Loan REMIC Trust 5.910% due 02/25/2035 •	752	602
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	4,895	4,578
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.530% due 02/25/2035 •	221	213
OPEN Trust 8.418% due 10/15/2028 •	903	915
Residential Accredit Loans, Inc. Trust 4.745% due 02/25/2035 ~	374	317
Residential Funding Mortgage Securities, Inc. Trust 5.107% due 02/25/2036 ~	175	152
Sequoia Mortgage Trust 6.248% due 05/20/2034 •	275	256
Structured Adjustable Rate Mortgage Loan Trust 5.972% due 03/25/2034 «~	6	5
Towd Point Mortgage Trust 6.460% due 05/25/2058 •	222	227
WaMu Mortgage Pass-Through Certificates Trust
2.883% due 11/25/2041 ~	127	112
6.340% due 07/25/2044 •	123	113

Total Non-Agency Mortgage-Backed Securities (Cost $22,711)		22,445

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp. Home Equity Loan Trust 6.255% due 01/25/2035 •	656	605
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,351	1,088
Allegro CLO Ltd. 6.577% due 01/19/2033 •	1,000	999
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.330% due 07/25/2034 «•	69	67
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •	1,500	1,501
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 «þ	1	1
Bear Stearns Asset-Backed Securities Trust 6.200% due 01/25/2034 «•	3	3
BPCRE Ltd. 7.732% due 01/16/2037 •	1,636	1,634
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •	4,296	4,307
Cedar Funding CLO Ltd. 6.654% due 05/29/2032 •	3,100	3,102
Dryden Senior Loan Fund 6.477% due 10/19/2029 •	2,865	2,868
ECAF Ltd. 4.947% due 06/15/2040	1,890	1,276
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	582	527

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		1,860	1,702
LCM LP 6.606% due 04/20/2031 •		911	913
MAPS Ltd. 4.212% due 05/15/2043		290	275
Marathon CLO Ltd. 6.705% due 01/20/2033 •		3,100	3,105
METAL LLC 4.581% due 10/15/2042		1,739	1,143
MF1 LLC 7.076% due 03/19/2039 •		1,000	999
MF1 Ltd. 6.689% due 02/19/2037 •		2,906	2,888
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •		3,400	3,404
Northwoods Capital Ltd. 6.688% due 04/19/2031 •		1,851	1,853
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •		3,028	3,033
OZLM Ltd. 6.636% due 04/20/2031 •		4,891	4,898
RAAC Trust 6.220% due 10/25/2046 •		59	57
RBSSP Resecuritization Trust 5.597% due 11/26/2036 •		145	143
Ready Capital Mortgage Financing LLC 7.719% due 10/25/2039 •		4,153	4,177
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		587	560
Saxon Asset Securities Trust 2.349% due 03/25/2035 •		95	85
Start Ltd. 4.089% due 03/15/2044		540	517
Venture CLO Ltd. 6.850% due 01/15/2032 •		1,000	1,001
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,067
Wind River CLO Ltd. 6.639% due 07/18/2031 •		631	631

Total Asset-Backed Securities (Cost $53,891)			52,429

SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
1.000% due 07/09/2029		253	146
3.500% due 07/09/2041 þ		16,048	6,323
3.625% due 07/09/2046 þ		172	76
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	4,125
Brazil Government International Bond 7.125% due 05/13/2054		$2,500	2,421
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		3,000	3,048
Chile Government International Bond
4.000% due 01/31/2052		600	465
5.330% due 01/05/2054		33	31
Colombia Government International Bond 7.500% due 02/02/2034		2,600	2,609
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,661
3.875% due 04/16/2050		3,400	2,711
Israel Government International Bond 5.500% due 03/12/2034		9,300	8,872
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	162,564	7,482
3.000% due 12/03/2026 (h)		60,961	3,082
4.000% due 11/30/2028 (h)		65,025	3,326
4.000% due 08/24/2034 (h)		40,397	1,976
Panama Government International Bond 4.500% due 05/15/2047		$35	24
Peru Government International Bond 6.900% due 08/12/2037	PEN	3,900	975
Philippines Government International Bond 5.500% due 01/17/2048		$400	406
Qatar Government International Bond 4.817% due 03/14/2049		1,000	937
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	962
2.875% due 04/13/2042		1,100	767
3.750% due 02/07/2034		400	368
5.625% due 02/22/2036		1,000	1,046
5.625% due 05/30/2037		6,000	6,203
Saudi Government International Bond
3.450% due 02/02/2061		$12,000	7,880
5.750% due 01/16/2054		6,300	6,155

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ukraine Government International Bond 7.375% due 09/25/2034		1,000	290
United Kingdom Gilt 4.375% due 07/31/2054	GBP	9,230	11,129

Total Sovereign Issues (Cost $99,234)			85,496

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Forsea Holding SA «(e)		63,984	1,496
Westmoreland Mining Holdings «(e)(k)		32,131	64
Westmoreland Mining LLC «(e)(k)		32,414	146

Total Common Stocks (Cost $2,431)			1,706

PREFERRED SECURITIES 3.1%
BANKING & FINANCE 2.9%
American AgCredit Corp. 5.250% due 06/15/2026 •(i)		11,000,000	10,464
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)		6,400,000	6,356
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		9,000,000	7,695
5.000% due 12/01/2027 •(i)		2,000,000	1,828
Citigroup, Inc.
4.700% due 01/30/2025 •(i)		4,800,000	4,699
7.125% due 08/15/2029 •(i)		1,200,000	1,200
7.200% due 05/15/2029 •(i)		3,200,000	3,283
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(i)		1,100,000	986
CoBank ACB
4.250% due 01/01/2027 •(i)		3,500,000	3,031
6.250% due 10/01/2026 •(i)		3,700,000	3,667
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(i)		4,500,000	4,230
Discover Financial Services
5.500% due 10/30/2027 •(i)		1,500,000	1,295
6.125% due 06/23/2025 •(i)		3,100,000	3,073
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(i)		4,400,000	4,101
7.500% due 02/10/2029 •(i)		2,200,000	2,309
7.500% due 05/10/2029 •(i)		3,000,000	3,090
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(i)		4,000,000	3,795
4.000% due 04/01/2025 •(i)		5,800,000	5,651
4.200% due 09/01/2026 (i)		75,000	1,432
4.625% due 06/01/2026 (i)		111,000	2,324
5.000% due 08/01/2024 •(i)		277,000	277
6.875% due 06/01/2029 •(i)		4,900,000	5,074
Morgan Stanley 6.500% due 10/15/2027 (i)		99,100	2,587
Nationwide Building Society 10.250% ~		2,785	460
State Street Corp. 6.700% due 03/15/2029 •(i)		5,200,000	5,224
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		1,822,950	2,122
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(i)		80,000	2,041
Wells Fargo & Co.
4.750% due 03/15/2025 (i)		98,700	2,014
7.625% due 09/15/2028 •(i)		2,300,000	2,454

			96,762

INDUSTRIALS 0.1%
Energy Transfer LP 6.500% due 11/15/2026 •(i)		1,700,000	1,682

UTILITIES 0.1%
Edison International 5.000% due 12/15/2026 •(i)		1,900,000	1,815

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(i)	3,000,000	2,946

		4,761

Total Preferred Securities (Cost $107,824)		103,205

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (l) 0.1%		3,451

U.S. TREASURY BILLS 0.0%
5.376% due 08/15/2024 - 09/05/2024 (f)(g)(o)(q)	$1,491	1,477

Total Short-Term Instruments (Cost $4,928)		4,928

Total Investments in Securities (Cost $4,722,888)		4,176,536

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	4,803,657	46,735

Total Short-Term Instruments (Cost $46,734)		46,735

Total Investments in Affiliates (Cost $46,734)		46,735

Total Investments 125.4% (Cost $4,769,622)		$4,223,271
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $44,984)		1,622
Other Assets and Liabilities, net (25.4)%		(856,041)

Net Assets 100.0%		$3,368,852

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley 0.000% due 04/02/2032	02/11/2020	$9,998	$7,169	0.21%
Westmoreland Mining Holdings	12/08/2014	936	64	0.00
Westmoreland Mining LLC	06/30/2023	215	146	0.00

$11,149	$7,379	0.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$3,451	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(3,520)	$3,451	$3,452

Total Repurchase Agreements	$(3,520)	$3,451	$3,452

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.420%	06/28/2024	07/01/2024	$(13,278)	$(13,284)
5.440	07/01/2024	07/02/2024	(13,146)	(13,146)
BOO	5.350	06/28/2024	07/01/2024	(55,004)	(55,028)
5.430	07/01/2024	07/02/2024	(54,238)	(54,238)
5.490	06/27/2024	07/01/2024	(35,602)	(35,624)
BRC	4.750	02/23/2024	TBD(3)	(6,532)	(6,643)
JPS	5.250	06/14/2024	08/02/2024	(1,819)	(1,823)
5.300	06/14/2024	08/02/2024	(2,962)	(2,970)
5.420	05/22/2024	07/10/2024	(63,807)	(64,191)
NOM	4.750	03/05/2024	TBD(3)	(1,450)	(1,473)
4.750	05/20/2024	TBD(3)	(551)	(554)
5.300	06/28/2024	TBD(3)	(643)	(643)
NXN	5.410	05/09/2024	07/10/2024	(57,193)	(57,649)
5.430	06/14/2024	07/12/2024	(98,989)	(99,243)
SCX	5.200	05/23/2024	TBD(3)	(2,968)	(2,985)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.300	06/11/2024	TBD(3)	(628)	(629)
SGY	5.450	06/28/2024	07/03/2024	(110,079)	(110,129)
STR	5.450	06/28/2024	07/01/2024	(68,477)	(68,509)
5.450	07/01/2024	07/02/2024	(67,865)	(67,865)

Total Reverse Repurchase Agreements	$(656,626)

(m)	Securities with an aggregate market value of $512,874 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(121,460) at a weighted average interest rate of 5.381%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	16	$16	$(4)	$(6)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	16	16	(5)	(2)

Total Written Options	$(9)	$(8)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	449	$55,991	$555	$19	$(72)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	91	10,331	69	0	(44)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	288	36,099	321	0	(477)

$945	$19	$(593)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	15	$(13,319)	$25	$52	$(17)
U.S. Treasury 5-Year Note September Futures	09/2024	534	(56,913)	(457)	59	0
U.S. Treasury 10-Year Note September Futures	09/2024	108	(11,878)	(13)	29	0
U.S. Treasury Long-Term Bond September Futures	09/2024	77	(9,110)	(35)	77	0
United Kingdom Long Gilt September Futures	09/2024	166	(20,474)	(73)	90	(6)

$(553)	$307	$(23)

Total Futures Contracts	$392	$326	$(616)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.434%	$1,100	$218	$(144)	$74	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	1.068	1,500	186	52	238	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.382	2,000	(12)	52	40	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.371	1,600	21	(6)	15	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	4,200	64	(15)	49	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	1,100	(6)	24	18	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.830	400	(3)	4	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	1,000	(6)	8	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.023	1,100	(65)	65	0	1	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.581	EUR	2,400	(5)	508	503	0	(2)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.269	$4,500	119	(40)	79	0	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.424		3,700	36	15	51	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.252		6,800	722	(558)	164	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107		1,900	22	11	33	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149		300	3	3	6	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.655	EUR	2,000	461	(26)	435	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.342		$3,600	611	(288)	323	2	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.447	EUR	1,100	11	14	25	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		$3,300	10	3	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404		3,300	80	(33)	47	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	1,500	(14)	31	17	0	0

							$2,453	$(320)	$2,133	$8	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index		1.000%	Quarterly	12/20/2025		$3,404	$(123)	$92	$(31)	$0	$0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		2,116	(78)	69	(9)	1	0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		200	(14)	10	(4)	0	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		900	(43)	21	(22)	0	0
CDX.EM-41 5-Year Index		1.000	Quarterly	06/20/2029		600	(22)	3	(19)	0	0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		41,400	851	35	886	0	(3)
CDX.IG-42 5-Year Index		1.000	Quarterly	06/20/2029		1,714,900	37,738	(2,118)	35,620	0	(151)

							$38,309	$(1,888)	$36,421	$1	$(154)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	30,200	$255	$(106)	$149	$0	$(40)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		700	(11)	18	7	3	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,900	(39)	110	71	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	JPY	2,666,300	(18)	24	6	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		13,800	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,988	7,284	11,272	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	1,452	1,452	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		27,000	(11)	418	407	101	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		4,200	(13)	(1)	(14)	0	(14)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		2,800	(9)	(15)	(24)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,975	738	142	880	349	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	74,400	0	(517)	(517)	0	(50)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		67,700	0	(466)	(466)	0	(46)
Pay	1-Year BRL-CDI	9.835	Maturity	01/04/2027		117,800	0	(809)	(809)	0	(79)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		16,700	0	(114)	(114)	0	(11)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	3,000	(5)	(19)	(24)	0	(2)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,000	(4)	(16)	(20)	0	(2)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		3,100	(5)	(8)	(13)	0	(2)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		2,500	(4)	12	8	0	(2)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		1,800	(5)	(7)	(12)	0	(4)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	21,000	(149)	207	58	21	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	33,900	(168)	238	70	34	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(330)	(350)	0	(2)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	1,000	(3)	(8)	(11)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	26,100	213	(321)	(108)	0	(55)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	12,170	1,214	5,529	6,743	17	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	27,600	(1,120)	1,144	24	65	0

$4,824	$13,842	$18,666	$794	$(336)

Total Swap Agreements	$45,586	$11,634	$57,220	$803	$(494)

(o)	Securities with an aggregate market value of $66,818 and cash of $8,112 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,862	$1,140	$6	$0
08/2024	$1,140	NZD	1,862	0	(6)
BOA	07/2024	SGD	109	$80	0	0
07/2024	$81	SGD	109	0	0
08/2024	SGD	109	$81	0	0
BPS	07/2024	EUR	6,583	7,127	77	0
07/2024	GBP	30,332	38,733	390	0
07/2024	IDR	139,615,926	8,522	0	(11)
07/2024	JPY	87,600	561	16	0
07/2024	KRW	16,933,943	12,288	10	0
07/2024	TWD	242,821	7,505	33	0
07/2024	$13,157	AUD	19,746	16	0
07/2024	1,971	EUR	1,832	0	(9)
07/2024	900	IDR	14,747,751	1	0
07/2024	251	ILS	929	0	(5)
07/2024	1,219	INR	102,027	5	0
07/2024	2,505	NZD	4,078	0	(21)
07/2024	6,283	SGD	8,521	1	0
08/2024	AUD	19,746	$13,168	0	(16)
08/2024	SGD	8,508	6,283	0	(1)
09/2024	CNH	376	52	1	0
10/2024	60,710	8,442	56	0
BRC	07/2024	MXN	19,356	1,048	0	(8)
07/2024	SGD	8,521	6,308	24	0
07/2024	THB	1,835	50	0	0
07/2024	TRY	101,657	2,991	0	(49)
07/2024	$13,624	PLN	54,423	0	(107)
07/2024	820	TRY	28,783	43	0
08/2024	3,600	125,496	30	0
09/2024	MXN	155,497	$8,301	0	(97)
09/2024	$3,860	MXN	73,494	109	0
09/2024	361	TRY	13,015	6	0
CBK	07/2024	407	13,725	3	0
09/2024	5,132	INR	429,076	3	(3)
10/2024	CNH	146,929	$20,409	112	0
DUB	07/2024	AUD	12,092	8,003	0	(64)
FAR	07/2024	7,654	5,099	0	(6)
07/2024	EUR	51,651	56,256	940	0
07/2024	NZD	3,578	2,182	3	0
07/2024	$793	JPY	126,392	0	(8)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

08/2024	JPY	125,799	$793	8	0
08/2024	$2,182	NZD	3,578	0	(3)
GLM	07/2024	KRW	1,555,099	$1,129	1	0
07/2024	TWD	55,891	1,728	8	0
07/2024	$3,856	MXN	71,598	50	0
08/2024	5,731	BRL	29,401	0	(491)
08/2024	1,045	TRY	36,057	9	0
09/2024	399	14,167	3	0
JPM	07/2024	CAD	18,432	$13,414	0	(60)
07/2024	CNY	1,123	157	2	0
07/2024	ILS	923	250	5	0
07/2024	KRW	1,550,968	1,126	1	0
07/2024	TWD	80,498	2,488	12	0
07/2024	$13,468	CHF	12,086	0	(16)
07/2024	8,707	IDR	141,209,058	0	(76)
07/2024	513	INR	42,960	2	0
07/2024	8,764	TRY	296,831	278	0
08/2024	CHF	12,042	$13,468	15	0
08/2024	$157	CNY	1,124	0	0
08/2024	1,378	TRY	49,487	77	0
09/2024	699	INR	58,526	2	0
10/2024	CNH	698	$98	1	0
MBC	07/2024	CAD	33,825	24,842	117	0
07/2024	GBP	312	395	1	0
07/2024	JPY	38,900	247	5	0
07/2024	$38,191	CAD	52,290	31	0
07/2024	7,807	GBP	6,127	0	(62)
07/2024	641	INR	53,700	2	0
08/2024	CAD	52,255	$38,191	0	(32)
MYI	07/2024	CHF	12,093	13,513	53	0
07/2024	TWD	88,706	2,742	13	0
07/2024	$17,827	INR	1,492,096	63	0
07/2024	2,498	NZD	4,073	0	(17)
09/2024	467	INR	39,066	0	0
09/2024	3,184	MXN	59,855	48	0
RBC	07/2024	31,090	GBP	24,517	0	(98)
08/2024	GBP	24,517	$31,095	98	0
SCX	07/2024	EUR	2,119	2,277	7	0
07/2024	IDR	328,240	20	0	0
07/2024	KRW	7,791,488	5,657	8	0
07/2024	TWD	185,593	5,737	27	0
07/2024	$158	CNY	1,122	0	(2)
07/2024	62,700	EUR	58,521	0	(26)
07/2024	8	MXN	155	0	0
07/2024	13,646	ZAR	251,464	158	0
08/2024	EUR	58,521	$62,792	27	0
09/2024	CNH	177	25	0	0
09/2024	$3,169	INR	265,194	4	0
TOR	07/2024	NZD	2,712	$1,661	9	0
08/2024	$1,661	NZD	2,712	0	(9)

Total Forward Foreign Currency Contracts	$3,030	$(1,303)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	80,100	$0	$40
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	49,500	0	24
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	35,100	0	19
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	27,000	0	15
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	35,100	0	23
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	35,100	0	25
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	27,000	0	21
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	39,000	0	38
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	69,300	0	76
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	29,700	0	33
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	45,000	0	42
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	42,300	0	47
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	43,300	0	55

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	44,100	0	53
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	33,300	0	32

Total Purchased Options							$0	$543

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	2,800	$(13)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	2,800	(13)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	3,200	(5)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	3,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	2,000	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	2,000	(8)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	2,000	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	2,000	(7)	(10)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	3,200	(11)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	3,200	(11)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	3,200	(12)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	3,200	(12)	(18)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	5,700	(12)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	5,700	(12)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	4,200	(14)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	4,200	(14)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	5,700	(17)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	5,700	(17)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	5,500	(21)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	5,500	(21)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	2,800	(11)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	2,800	(11)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	2,900	(12)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	5,600	(20)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	5,600	(20)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	2,900	(12)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	2,800	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	2,800	(9)	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	1,600	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	1,600	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	1,900	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	1,900	(6)	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	8,900	0	(44)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	5,500	0	(27)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	3,900	0	(20)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	3,000	0	(15)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	3,900	0	(23)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	3,900	0	(24)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	3,000	0	(19)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	4,300	0	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	3,300	0	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	4,400	0	(40)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	3,300	0	(28)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	5,000	0	(35)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	4,700	0	(37)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	4,800	0	(47)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	4,900	0	(43)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	3,700	0	(27)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	6,300	(15)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	6,300	(15)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	2,100	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	2,100	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,500	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	1,500	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	3,000	(12)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	3,000	(12)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	1,500	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	1,500	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	1,700	(7)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	1,700	(7)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	3,300	(5)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	3,300	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	2,800	(12)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	2,800	(12)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	3,000	(8)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	3,000	(11)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	3,000	(11)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	3,000	(8)	(13)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	3,300	(5)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	3,300	(5)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	3,400	(6)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	3,400	(6)	(5)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	3,400	(5)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	3,400	(5)	(7)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	1,500	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	1,500	(5)	(7)

							$(582)	$(898)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date			Notional Amount(1)	Premiums (Received)		Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			$97.266	07/08/2024			1,600	$(3)		$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.719	07/08/2024			1,200	(2)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			95.594	08/06/2024			2,100	(5)		(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			98.594	08/06/2024			2,100	(4)		(2)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.969	07/08/2024			2,000	(7)		(1)

									$(21)		$(13)

Total Written Options									$(603)		$(911)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Tencent Holdings Ltd.	1.000%	Quarterly	12/20/2024	0.263%		$1,700	$19	$(13)	$6	$0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.311		5,800	70	(49)	21	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.309		2,600	(15)	24	9	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.289		1,000	22	(11)	11	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.239		2,700	(27)	38	11	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.263		3,500	34	(21)	13	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341		1,400	5	0	5	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221		2,800	(23)	34	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011		900	(10)	10	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.356		900	21	(7)	14	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.530		3,100	(70)	78	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503		1,600	(12)	28	16	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.139		1,700	23	(15)	8	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.246		1,100	0	8	8	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.113		3,400	66	(51)	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221		2,400	(21)	31	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443		300	(4)	6	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613		4,000	11	26	37	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685		2,900	(10)	36	26	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890		1,300	(25)	31	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011		5,400	(57)	56	0	(1)
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.309		1,800	0	6	6	0

								$(3)	$245	$243	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	iTraxx Asia Ex-Japan 41 5-Year Index		1.000%	Quarterly	06/20/2029	JPY	43,000	$8	$(2)	$6	$0
JPM	iTraxx Asia Ex-Japan 41 5-Year Index		1.000	Quarterly	06/20/2029		26,000	5	(1)	4	0

								$13	$(3)	$10	$0

Total Swap Agreements								$10	$242	$253	$(1)

(q)

Securities with an aggregate market value of $598 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$26,856	$3,299	$30,155
Corporate Bonds & Notes
Banking & Finance	0	797,754	1,152	798,906
Industrials	0	1,064,583	600	1,065,183
Utilities	0	533,223	0	533,223
Convertible Bonds & Notes
Banking & Finance	0	30	0	30
Municipal Bonds & Notes
California	0	7,313	0	7,313
Georgia	0	10,424	0	10,424
Illinois	0	2,286	0	2,286
Indiana	0	883	0	883
Ohio	0	12,255	0	12,255
Pennsylvania	0	12,570	0	12,570
Texas	0	9,950	0	9,950
Washington	0	1,094	0	1,094
U.S. Government Agencies	0	375,870	0	375,870
U.S. Treasury Obligations	0	1,046,185	0	1,046,185
Non-Agency Mortgage-Backed Securities	0	22,245	200	22,445
Asset-Backed Securities	0	52,358	71	52,429
Sovereign Issues	0	85,496	0	85,496
Common Stocks
Industrials	0	0	1,706	1,706
Preferred Securities
Banking & Finance	10,398	86,364	0	96,762
Industrials	0	1,682	0	1,682
Utilities	0	4,761	0	4,761
Short-Term Instruments
Repurchase Agreements	0	3,451	0	3,451
U.S. Treasury Bills	0	1,477	0	1,477

	$10,398	$4,159,110	$7,028	$4,176,536
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,735	$0	$0	$46,735

Total Investments	$57,133	$4,159,110	$7,028	$4,223,271

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	161	968	0	1,129
Over the counter	0	3,826	0	3,826

	$161	$4,794	$0	$4,955
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(95)	(1,023)	0	(1,118)
Over the counter	0	(2,215)	0	(2,215)

	$(95)	$(3,238)	$0	$(3,333)

Total Financial Derivative Instruments	$66	$1,556	$0	$1,622

Totals	$57,199	$4,160,666	$7,028	$4,224,893

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.1% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$11
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	209
4.923% due 01/16/2026 ~		100	108

Total Corporate Bonds & Notes (Cost $318)			328

U.S. GOVERNMENT AGENCIES 16.5%
Freddie Mac
0.000% due 05/15/2035 •		$25	23
2.920% due 01/25/2026		3,500	3,423
5.730% due 09/25/2031 •		10	10
5.798% due 01/15/2047 •		894	872
5.810% due 10/25/2029 •		10	10
Ginnie Mae
6.246% due 08/20/2068 •		1,314	1,298
6.493% due 11/20/2072 •		1,004	1,020
Ginnie Mae, TBA 3.500% due 08/01/2054		11,600	10,423
Uniform Mortgage-Backed Security 4.000% due 07/01/2049		327	303
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		1,153	1,056
4.500% due 08/01/2054		18,300	17,259
5.000% due 08/01/2054		9,100	8,794
5.500% due 08/01/2054		7,900	7,791
6.000% due 08/01/2054		9,900	9,924
6.500% due 08/01/2054		9,300	9,461

Total U.S. Government Agencies (Cost $71,954)			71,667

U.S. TREASURY OBLIGATIONS 107.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2030 (g)		366	329
0.125% due 02/15/2051		33,127	19,182
0.125% due 02/15/2052		28,718	16,330
0.250% due 07/15/2029(g)(i)		957	879
0.250% due 02/15/2050		36,631	22,394
0.625% due 07/15/2032		5,071	4,550
0.625% due 02/15/2043 (e)		43,076	32,381
0.750% due 02/15/2042		50,406	39,420
0.750% due 02/15/2045 (e)		62,760	47,063
0.875% due 02/15/2047 (e)		45,963	34,551
1.000% due 02/15/2046		40,951	31,989
1.000% due 02/15/2048		40,731	31,220
1.000% due 02/15/2049		26,026	19,791
1.375% due 07/15/2033		1,135	1,073
1.375% due 02/15/2044 (e)		65,497	56,190
1.500% due 02/15/2053		34,910	29,360
1.625% due 10/15/2027 (g)(i)		2,646	2,603
2.125% due 02/15/2040		17,638	17,474
2.125% due 02/15/2041		27,238	27,031
2.125% due 02/15/2054 (i)		19,348	18,832
2.375% due 10/15/2028 (e)		11,976	12,135

Total U.S. Treasury Obligations (Cost $511,168)			464,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust 4.094% due 01/25/2036 «~		10	9
Alliance Bancorp Trust 5.940% due 07/25/2037 •		119	99
Banc of America Funding Trust
2.372% due 03/20/2036 «~		29	26
4.347% due 01/20/2047 ~		1,492	1,233
6.040% due 07/25/2037 •		615	576
Banc of America Mortgage Trust 5.073% due 11/25/2035 «~		5	5
BCAP LLC Trust 5.900% due 05/25/2047 •		134	130

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~		4	4
4.912% due 07/25/2036 ~		12	10
Bear Stearns ALT-A Trust
4.321% due 09/25/2047 ~		1,662	802
4.984% due 09/25/2035 ~		135	78
BX Trust 6.078% due 04/15/2039 •		2,883	2,830
CIM Trust 6.450% due 02/25/2049 •		18	18
Citigroup Mortgage Loan Trust
4.186% due 12/25/2035 ~		140	85
4.647% due 03/25/2037 ~		105	86
6.830% due 09/25/2035 «•		2	1
7.410% due 05/25/2035 «•		3	3
Countrywide Alternative Loan Trust
4.769% due 02/25/2037 ~		52	44
6.153% due 12/25/2035 •		90	73
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037		808	365
7.873% due 02/20/2036 «•		30	26
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		504	296
Downey Savings & Loan Association Mortgage Loan Trust 5.973% due 08/19/2045 •		44	36
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		25	10
Ginnie Mae 6.233% due 01/20/2073 •		6,720	6,742
GMAC Mortgage Corp. Loan Trust 4.262% due 11/19/2035 «~		38	31
Great Hall Mortgages PLC 5.483% due 03/18/2039 •	GBP	3	4
IndyMac INDA Mortgage Loan Trust 4.246% due 12/25/2036 ~		$465	358
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •		229	206
Merrill Lynch Mortgage Investors Trust 6.120% due 09/25/2029 «•		11	10
MortgageIT Mortgage Loan Trust 5.960% due 09/25/2037 •		290	214
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		152	146
Residential Accredit Loans, Inc. Trust
5.619% due 06/25/2046 •		149	34
6.020% due 10/25/2037 ~		165	135
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		161	100
5.750% due 02/25/2036		818	582
5.750% due 03/25/2037		106	31
6.500% due 06/25/2037		3,345	708
Structured Adjustable Rate Mortgage Loan Trust 4.816% due 07/25/2035 ~		40	33
Structured Asset Mortgage Investments Trust 5.880% due 04/25/2036 •		3	3
Thornburg Mortgage Securities Trust 6.200% due 09/25/2034 •		47	42
Towd Point Mortgage Trust 6.460% due 05/25/2058 •		51	52
Wachovia Mortgage Loan Trust LLC 6.322% due 10/20/2035 ~		18	16
WaMu Mortgage Pass-Through Certificates Trust
4.246% due 08/25/2036 ~		25	22
4.701% due 11/25/2036 ~		485	409
5.679% due 09/25/2033 ~		18	17
6.000% due 12/25/2045 •		37	32
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		2,461	1,804
6.500% due 08/25/2035 «		10	7
Wells Fargo Mortgage-Backed Securities Trust
5.930% due 11/25/2037 ~		37	32
6.170% due 04/25/2036 ~		837	777

Total Non-Agency Mortgage-Backed Securities (Cost $22,664)			19,392

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust 5.580% due 10/25/2036 •		22	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.238% due 06/25/2033 •		900	815
Arbor Realty Commercial Real Estate Notes Ltd.
6.513% due 08/15/2034 •		2,266	2,248
6.793% due 11/15/2036 •		3,500	3,497
Avoca Static CLO DAC 5.506% due 10/15/2030 •	EUR	674	724

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Barings CLO Ltd. 6.540% due 04/15/2031 •		$2,341	2,344
BSPDF Issuer Ltd. 6.643% due 10/15/2036 •		2,493	2,430
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		2,486	2,489
Citigroup Mortgage Loan Trust
5.920% due 12/25/2036 •		68	46
5.955% due 10/25/2036 •		300	290
Countrywide Asset-Backed Certificates Trust
5.600% due 07/25/2037 •		12	11
5.650% due 11/25/2037 •		811	751
5.710% due 02/25/2036 •		1,417	1,333
5.740% due 05/25/2035 •		11	11
5.960% due 03/25/2037 •		161	153
6.200% due 08/25/2047 •		110	105
Credit-Based Asset Servicing & Securitization LLC 5.659% due 07/25/2037 •		440	282
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •		16	7
Ellington Loan Acquisition Trust 6.560% due 05/25/2037 •		595	573
Fremont Home Loan Trust 5.730% due 10/25/2036 •		40	35
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		282	281
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		187	98
GSAMP Trust 6.435% due 03/25/2035 •		196	182
Home Equity Asset Trust
6.135% due 02/25/2036 •		1,417	1,366
6.315% due 08/25/2034 •		9	8
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •		73	54
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		91	29
JP Morgan Mortgage Acquisition Corp. 5.970% due 02/25/2036 •		655	640
JP Morgan Mortgage Acquisition Trust 5.670% due 10/25/2036 •		15	15
LCM Loan Income Fund Ltd. 6.616% due 04/20/2031 •		972	973
Lehman XS Trust
4.857% due 06/25/2036 þ		43	40
7.760% due 12/25/2037 •		591	561
Lockwood Grove CLO Ltd. 6.755% due 01/25/2030 •		147	147
Long Beach Mortgage Loan Trust 5.700% due 08/25/2036 •		85	33
Man GLG Euro CLO DAC 4.409% due 12/15/2031 •	EUR	1,231	1,318
Marathon Static CLO Ltd. 6.475% due 07/20/2030 •		$1,289	1,288
MASTR Specialized Loan Trust 7.222% due 07/25/2035 •		1,163	1,219
MF1 LLC 7.489% due 06/19/2037 •		2,900	2,905
MF1 Ltd. 6.526% due 10/16/2036 •		6,027	6,001
MKS CLO Ltd. 6.778% due 01/20/2031 •		729	729
Morgan Stanley ABS Capital, Inc. Trust 5.590% due 10/25/2036 •		78	68
Morgan Stanley Mortgage Loan Trust 7.004% due 11/25/2036 •		611	205
Option One Mortgage Loan Trust 6.240% due 02/25/2035 •		249	233
OZLM Ltd. 6.841% due 10/30/2030 •		853	855
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		384	160
Saxon Asset Securities Trust 5.895% due 09/25/2036 •		2,756	2,553
Soundview Home Loan Trust
5.580% due 11/25/2036 •		262	73
5.640% due 07/25/2037 •		139	123
5.660% due 06/25/2037 •		315	213
6.020% due 05/25/2036 •		80	77
Starwood Commercial Mortgage Trust
6.523% due 07/15/2038 •		162	161
6.646% due 04/18/2038 •		2,978	2,922

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

TIAA CLO Ltd. 0.000% due 01/20/2032 •(a)		1,600	1,600

Total Asset-Backed Securities (Cost $45,644)			45,282

SOVEREIGN ISSUES 8.3%
Canada Government Bond (b) 4.250% due 12/01/2026	CAD	914	708
Italy Buoni Poliennali Del Tesoro (b)
0.400% due 05/15/2030	EUR	243	239
0.650% due 05/15/2026		4,781	4,999
1.300% due 05/15/2028		5,256	5,539
1.400% due 05/26/2025		13,291	14,078
1.800% due 05/15/2036		101	104
Japan Government International Bond (b)
0.100% due 03/10/2028	JPY	459,403	2,988
0.100% due 03/10/2029		1,116,310	7,289

Total Sovereign Issues (Cost $40,359)			35,944

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(c)		160,000	159

Total Preferred Securities (Cost $160)			159

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%			343

Total Short-Term Instruments (Cost $343)			343

Total Investments in Securities (Cost $692,610)			637,892

		SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		237,082	2,307

Total Short-Term Instruments (Cost $2,307)			2,307

Total Investments in Affiliates (Cost $2,307)			2,307

Total Investments 147.6% (Cost $694,917)			$640,199
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $(564))			273
Other Assets and Liabilities, net (47.7)%			(206,831)

Net Assets 100.0%			$433,641

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$343	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(350)	$343	$343

Total Repurchase Agreements	$(350)	$343	$343

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.420%	05/09/2024	07/10/2024	$(87,500)	$(88,198)
5.420	06/06/2024	07/10/2024	(46,138)	(46,312)
DEU	5.460	06/18/2024	07/02/2024	(9,960)	(9,980)

Total Reverse Repurchase Agreements	$(144,490)

(e)	Securities with an aggregate market value of $145,626 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(36,837) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	168	168	(29)	(12)

Total Written Options	$(29)	$(12)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	66	$5,000	$(11)	$38	$(38)
Euro-BOBL Future September Futures	09/2024	52	6,484	64	2	(8)
Euro-BTP Future September Futures	09/2024	41	5,062	(52)	0	(29)

$1	$40	$(75)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2024	87	$(9,784)	$(2)	$6	$0
Euro-Bund September Futures	09/2024	106	(14,942)	(143)	48	(3)
Euro-Buxl 30-Year Bond September Futures	09/2024	1	(139)	(3)	1	0
Euro-OAT France Government 10-Year Bond September Futures	09/2024	45	(5,933)	55	32	0
Euro-Schatz September Futures	09/2024	103	(11,660)	(54)	4	(1)
U.S. Treasury 2-Year Note September Futures	09/2024	243	(49,625)	(27)	6	0
U.S. Treasury 5-Year Note September Futures	09/2024	326	(34,744)	(284)	36	0
U.S. Treasury 10-Year Note September Futures	09/2024	137	(15,068)	(72)	36	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	45	(5,109)	(8)	22	0
U.S. Treasury Long-Term Bond September Futures	09/2024	37	(4,378)	(31)	37	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	47	(5,891)	(77)	78	0

$(646)	$306	$(4)

Total Futures Contracts	$(645)	$346	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,716	$(183)	$47	$(136)	$3	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,238	(499)	181	(318)	4	0

$(682)	$228	$(454)	$7	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	64,000	$(1)	$5	$4	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	6	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	590,000	(7)	3	(4)	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	35	20	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	420,000	8	54	62	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$20,490	136	155	291	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	1,240	(16)	(93)	(109)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	9,100	(115)	(665)	(780)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	16,200	(136)	(1,131)	(1,267)	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	1,000	63	247	310	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	1,130	70	289	359	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	9,500	182	1,392	1,574	154	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	2,300	61	36	97	40	0
Receive	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033	EUR	11,263	0	171	171	22	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	63,300	1,199	(1,461)	(262)	0	(134)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	2,100	130	928	1,058	4	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	2,200	1	1,105	1,106	4	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	1,697	1,938	7	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		13,200	(577)	588	11	31	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		4,800	(1)	(39)	(40)	10	0
Pay	CPTFEMU	3.850	Maturity	09/15/2024		2,500	0	(3)	(3)	5	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(12)	(4)	1	0
Receive	CPTFEMU	2.503	Maturity	03/15/2028		7,800	0	(73)	(73)	2	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,000	13	41	54	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		5,900	(46)	(1,168)	(1,214)	2	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,600	8	30	38	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,400	(12)	3	(9)	1	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,000	0	20	20	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,600	(2)	30	28	0	(2)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		900	0	16	16	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		900	1	18	19	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(13)	(13)	0	(2)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	(29)	(36)	0	(5)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(6)	(6)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	23	23	0	(5)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	54	59	0	(5)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	92	95	0	(7)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	21	21	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	31	35	0	(3)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		300	(1)	(7)	(8)	2	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		100	0	(5)	(5)	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$4,110	1	361	362	4	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(323)	(321)	0	(4)
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,450)	(1,440)	0	(17)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	433	437	6	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	399	399	8	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	77,500	16	127	143	2	0

							$1,229	$1,931	$3,160	$356	$(299)

Total Swap Agreements							$547	$2,159	$2,706	$363	$(299)

(g)	Securities with an aggregate market value of $3,148 and cash of $2,188 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Future styled option variation margin asset of $3 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2024		AUD	1,635			$1,089	$0		$(1)
		07/2024		NZD	275			168	1		0
		07/2024			$91		NZD	148	0		(1)
		08/2024			168			275	0		(1)
		10/2024			660		CNH	4,722	0		(7)
BOA		07/2024		EUR	25,186			$27,345	371		0
		07/2024		KRW	980,204			717	6		0
		07/2024			$152		PLN	606	0		(2)
BPS		07/2024		CAD	3,299			$2,417	6		0
		07/2024		JPY	1,667,398			10,666	302		0
		07/2024		KRW	972,860			709	3		0
		07/2024			$1,243		AUD	1,865	2		0
		07/2024			100		IDR	1,638,639	0		0
		07/2024			349		PLN	1,387	0		(5)
		07/2024			806		SGD	1,093	0		0
		08/2024		AUD	1,865			$1,244	0		(1)
		08/2024		SGD	1,092			806	0		0
		09/2024		CNH	10,942			1,527	20		0
		09/2024		TWD	32,794			1,019	8		0
		09/2024			$251		INR	21,002	0		0
		10/2024		CNH	4,353			$608	7		0
		10/2024			$127		CNH	907	0		(1)
BRC		07/2024		MXN	2,465			$133	0		(1)
		07/2024		NOK	2,088			198	3		0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	$37	DKK	254	0	(1)
07/2024	201	PLN	801	0	(2)
09/2024	MXN	3,752	$199	0	(4)
09/2024	$191	MXN	3,577	2	0
CBK	07/2024	BRL	2,688	$484	3	0
07/2024	CHF	219	240	0	(3)
07/2024	KRW	61,833	45	0	0
07/2024	$493	BRL	2,688	0	(12)
07/2024	898	GBP	706	0	(5)
07/2024	368	PLN	1,460	0	(6)
08/2024	BRL	2,697	$493	13	0
09/2024	TWD	12,503	388	2	0
09/2024	$1,167	INR	97,534	1	(1)
DUB	07/2024	KRW	531,723	$386	1	0
07/2024	$349	PLN	1,373	0	(8)
08/2024	BRL	444	$86	7	0
GLM	07/2024	MXN	2,281	123	0	(2)
07/2024	$250	PLN	987	0	(5)
07/2024	548	ZAR	10,029	2	0
08/2024	524	BRL	2,691	0	(45)
JPM	07/2024	CHF	132	$146	0	(1)
07/2024	DKK	383	55	0	0
07/2024	KRW	656,220	476	0	0
07/2024	SGD	1,093	812	6	0
07/2024	$1,830	CHF	1,642	0	(2)
07/2024	77	IDR	1,243,941	0	(1)
07/2024	100	ILS	370	0	(2)
07/2024	139	PLN	543	0	(4)
07/2024	1,032	ZAR	18,997	11	0
08/2024	CHF	1,636	$1,830	2	0
08/2024	$55	DKK	382	0	0
08/2024	321	NZD	528	0	0
09/2024	TWD	21,272	$661	5	0
09/2024	$133	INR	11,119	0	0
09/2024	1,107	MXN	20,028	0	(25)
10/2024	CNH	6,071	$848	10	0
10/2024	$127	CNH	904	0	(2)
MBC	07/2024	GBP	706	$893	1	0
07/2024	$2,411	CAD	3,301	2	0
07/2024	152	NOK	1,624	0	0
08/2024	CAD	3,299	$2,411	0	(2)
08/2024	NOK	1,623	152	0	0
08/2024	$893	GBP	706	0	(1)
MYI	07/2024	BRL	2,688	$520	40	0
07/2024	DKK	263	38	0	0
07/2024	$483	BRL	2,688	0	(3)
07/2024	43	NOK	464	0	0
07/2024	646	NZD	1,054	0	(4)
08/2024	NOK	463	$44	0	0
08/2024	$38	DKK	262	0	0
09/2024	TWD	8,462	$264	3	0
09/2024	$89	INR	7,422	0	0
RYL	07/2024	AUD	230	$153	0	0
SCX	07/2024	KRW	493,676	362	4	0
07/2024	$27,679	EUR	25,834	0	(12)
07/2024	100	ZAR	1,842	1	0
08/2024	EUR	25,834	$27,719	12	0
09/2024	CNH	4,006	558	6	0
09/2024	TWD	12,300	382	2	0
09/2024	$1,072	INR	89,735	1	0
SSB	07/2024	EUR	648	$695	1	0
TOR	07/2024	NZD	400	245	1	0
07/2024	$10,428	JPY	1,667,503	0	(64)
08/2024	JPY	1,659,684	$10,428	64	0
08/2024	$245	NZD	400	0	(1)
UAG	07/2024	CHF	1,293	$1,431	0	(8)
07/2024	ILS	934	252	5	0
07/2024	$57	DKK	393	0	(1)

Total Forward Foreign Currency Contracts	$937	$(247)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(319)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	4,000	$(52)	$(39)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(24)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,600	(284)	(195)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,600	(285)	(159)

$(673)	$(417)

Total Written Options	$(1,082)	$(736)

(i)

Securities with an aggregate market value of $590 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$328	$0	$328
U.S. Government Agencies	0	71,667	0	71,667
U.S. Treasury Obligations	0	464,777	0	464,777
Non-Agency Mortgage-Backed Securities	0	19,274	118	19,392
Asset-Backed Securities	1,600	43,682	0	45,282
Sovereign Issues	0	35,944	0	35,944
Preferred Securities
Banking & Finance	0	159	0	159
Short-Term Instruments
Repurchase Agreements	0	343	0	343

$1,600	$636,174	$118	$637,892
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,307	$0	$0	$2,307

Total Investments	$3,907	$636174	$118	$640,199

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	131	578	0	709
Over the counter	0	937	0	937

$131	$1,515	$0	$1,646
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91)	(299)	0	(390)
Over the counter	0	(983)	0	(983)

$(91)	$(1,282)	$0	$(1,373)

Total Financial Derivative Instruments	$40	$233	$0	$273

Totals	$3,947	$636,407	$118	$640,472

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.7% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$3,434	$2,989

Total Corporate Bonds & Notes (Cost $3,434)		2,989

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	10,202
3.500% due 06/25/2044	3,384	2,971
4.000% due 09/25/2044 - 10/25/2044	6,592	6,210
4.250% due 04/25/2037	181	172
4.500% due 06/25/2025	45	44
5.343% due 04/01/2028 •	2	2
5.625% due 04/17/2028	200	209
5.805% due 07/01/2035 •	7	7
5.900% due 10/25/2030 •	1	1
5.996% due 11/01/2034 •	17	17
6.000% due 05/17/2027	21	21
6.087% due 07/25/2037 •	40	39
6.313% due 06/01/2043 •	50	50
6.314% due 03/01/2044 •	50	50
6.350% due 04/25/2032 •	3	3
6.500% due 07/25/2031	159	161
6.628% due 12/01/2027 •	9	9
6.750% due 06/25/2032	334	344
7.000% due 05/18/2027	29	28
9.000% due 06/01/2027	5	5
Federal Farm Credit Bank
5.125% due 07/09/2029	675	696
5.750% due 12/07/2028	500	527
Freddie Mac
0.000% due 12/15/2042 •	1,671	1,275
3.500% due 05/15/2042 - 01/15/2048	15,809	13,761
4.000% due 07/15/2042	4,985	4,696
4.310% due 10/25/2052 ~	6,439	5,584
4.500% due 02/15/2035 - 07/15/2035	464	444
5.500% due 06/15/2035	7,302	7,383
5.638% due 10/15/2043 •	1,292	1,261
5.848% due 01/15/2033 •	12	12
5.948% due 04/15/2029 - 12/15/2032 •	10	10
5.998% due 06/15/2031 •	5	5
6.000% due 05/15/2028 - 09/15/2029	7	7
6.262% due 01/01/2028 •	5	5
6.271% due 01/01/2028 •	4	4
6.353% due 10/25/2044 •	753	681
6.500% due 01/01/2035 - 10/25/2043	30	31
6.553% due 07/25/2044 •	182	169
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~	6	6
3.750% (H15T1Y + 1.500%) due 11/20/2025 - 10/20/2026 ~	1	0
3.750% due 10/20/2027 - 11/20/2027 •	9	10
3.875% (H15T1Y + 1.500%) due 04/20/2026 - 06/20/2026 ~	2	2
3.875% due 04/20/2027 - 05/20/2030 •	29	28
4.000% (H15T1Y + 1.500%) due 10/20/2025 - 08/20/2026 ~	1	1
4.000% due 10/20/2026 •	1	1
4.000% due 08/20/2044 - 09/20/2044	7,076	6,546
4.625% (H15T1Y + 1.500%) due 03/20/2025 - 03/20/2026 ~	1	1
4.625% due 01/20/2027 - 01/20/2028 •	11	10
6.000% due 08/20/2033	548	550
6.500% due 08/20/2034 - 09/20/2034	4	4
Ginnie Mae, TBA
4.000% due 07/01/2054	8,000	7,393
4.500% due 08/01/2054	2,500	2,378
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,258
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	5,610
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	110	93
6.500% due 06/01/2026 - 08/01/2037	23	25
7.000% due 02/01/2038	5	5

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054	25,850	24,379
5.000% due 08/01/2054	9,900	9,567
5.500% due 08/01/2054	32,500	32,052
6.000% due 08/01/2054	21,500	21,553
6.500% due 08/01/2054	3,900	3,967

Total U.S. Government Agencies (Cost $181,748)		176,535

U.S. TREASURY OBLIGATIONS 138.4%
U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,447
1.125% due 08/15/2040	99,760	60,779
1.375% due 11/15/2040 (g)	9,060	5,720
1.750% due 08/15/2041	60,400	39,929
1.875% due 02/15/2051	19,100	11,158
2.000% due 11/15/2041	45,200	31,070
2.000% due 02/15/2050	310	188
2.250% due 08/15/2049	52,090	33,677
2.250% due 02/15/2052	4,500	2,867
2.375% due 02/15/2042	28,000	20,392
2.375% due 05/15/2051 (e)	2,400	1,581
2.500% due 05/15/2046 (g)	2,028	1,426
2.875% due 05/15/2052	20,400	14,955
3.000% due 11/15/2045 (g)	680	527
3.000% due 02/15/2049	64,144	48,599
3.000% due 08/15/2052	66,300	49,891
3.250% due 05/15/2042	22,800	18,966
3.375% due 08/15/2042	26,200	22,137
3.625% due 08/15/2043	15,300	13,299
3.625% due 02/15/2053	66,300	56,415
3.625% due 05/15/2053	19,400	16,512
3.875% due 02/15/2043 (e)	88,700	80,204
3.875% due 05/15/2043	72,200	65,165
4.000% due 11/15/2042	72,000	66,372
4.000% due 11/15/2052 (e)	105,650	96,267
4.125% due 08/15/2053	13,000	12,109
4.250% due 02/15/2054 (e)	36,600	34,859
4.375% due 05/15/2041	29,580	29,017
4.375% due 08/15/2043 (e)	188,000	181,523
4.500% due 02/15/2044 (e)	59,800	58,679
4.750% due 02/15/2041	10,750	11,044
4.750% due 11/15/2043 (e)	10,210	10,349
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (g)	11,423	9,894
0.625% due 07/15/2032 (e)	15,322	13,745
1.125% due 01/15/2033 (e)	22,376	20,712
1.750% due 01/15/2034 (e)	17,644	17,130
U.S. Treasury Notes
3.625% due 03/31/2030	3,900	3,756
3.750% due 05/31/2030	3,900	3,778
3.750% due 06/30/2030	6,600	6,390
4.000% due 02/28/2030	3,900	3,830
4.000% due 02/15/2034 (e)	52,000	50,485
4.125% due 08/31/2030 (g)	2,700	2,666
4.250% due 02/28/2029 (e)	122,700	122,170
4.375% due 11/30/2030	5,300	5,305
4.625% due 09/30/2030 (g)	2,700	2,738
4.875% due 10/31/2030	2,700	2,777

Total U.S. Treasury Obligations (Cost $1,523,175)		1,367,499

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Ashford Hospitality Trust
6.401% due 04/15/2035 •	247	245
6.626% due 06/15/2035 •	75	74
Atrium Hotel Portfolio Trust
6.556% due 12/15/2036 •	617	604
6.576% due 06/15/2035 •	200	199
BANK 4.046% due 03/15/2061 ~	800	763
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
6.625% due 04/25/2033 «~	3	3
Bear Stearns ALT-A Trust 4.984% due 09/25/2035 ~	176	102
Beast Mortgage Trust 6.493% due 03/15/2036 •	200	185
Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,445
5.926% due 03/15/2029	2,000	2,045
BMO Mortgage Trust 7.296% due 11/15/2056 ~	1,800	1,918
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,229

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,474
3.942% due 04/10/2033 ~	2,600	2,342
Countrywide Alternative Loan Trust 5.878% due 05/25/2035 •	190	169
Countrywide Home Loan Mortgage Pass-Through Trust
6.040% due 04/25/2035 «•	24	21
6.100% due 03/25/2035 •	265	227
DBGS Mortgage Trust 6.221% due 06/15/2033 •	300	279
Extended Stay America Trust 6.523% due 07/15/2038 •	1,543	1,538
HarborView Mortgage Loan Trust
5.678% due 07/19/2035 «~	3	2
5.893% due 05/19/2035 •	132	123
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,030
Impac CMB Trust 5.960% due 10/25/2035 •	670	589
JP Morgan Mortgage Trust 5.514% due 07/25/2035 ~	32	31
Morgan Stanley Capital Trust
6.528% due 07/15/2035 •	200	200
6.613% due 12/15/2038 •	1,800	1,706
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	115	108
2.750% due 11/25/2059 ~	775	725
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.769% due 10/25/2035 ~	575	483
Residential Accredit Loans, Inc. Trust
5.760% due 08/25/2035 •	138	101
6.000% due 06/25/2036	303	228
Sequoia Mortgage Trust
6.153% due 10/19/2026 «•	2	2
6.153% due 07/20/2033 •	56	53
Structured Adjustable Rate Mortgage Loan Trust 5.900% due 05/25/2037 •	389	330
Structured Asset Mortgage Investments Trust
5.900% due 05/25/2036 •	59	46
6.113% due 09/19/2032 •	1	1
6.293% due 10/19/2033 •	38	34
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	786
WaMu Mortgage Pass-Through Certificates Trust
5.980% due 11/25/2045 •	11	10
6.153% due 02/25/2046 •	303	263
6.201% due 08/25/2046 •	169	138
6.553% due 06/25/2042 •	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,180

Total Non-Agency Mortgage-Backed Securities (Cost $31,627)		29,036

ASSET-BACKED SECURITIES 0.9%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,700	1,745
Bear Stearns Asset-Backed Securities Trust 6.460% due 11/25/2042 •	111	109
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •	9	4
ECMC Group Student Loan Trust 6.200% due 02/27/2068 •	450	449
GM Financial Automobile Leasing Trust 5.883% due 06/20/2025 •	105	105
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	777
2.330% due 06/26/2028	1,200	1,102
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •	47	47
MASTR Asset-Backed Securities Trust 6.285% due 10/25/2034 •	703	670
Merrill Lynch Mortgage Investors Trust 6.390% due 07/25/2035 •	485	481
Pagaya AI Debt Selection Trust 6.258% due 10/15/2031	1,403	1,405
Ready Capital Mortgage Financing LLC 6.985% due 01/25/2037 •	894	893
SLM Student Loan Trust 6.209% due 10/25/2029 •	96	96
Soundview Home Loan Trust 5.580% due 11/25/2036 •	131	36
VMC Finance LLC 7.233% due 02/18/2039 •	369	368

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 4.483% due 10/25/2036 •	72	25

Total Asset-Backed Securities (Cost $8,566)		8,312

SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (d) 6.3%		62,507

Total Short-Term Instruments (Cost $62,507)		62,507

Total Investments in Securities (Cost $1,811,057)		1,646,878

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,198	187

Total Short-Term Instruments (Cost $186)		187

Total Investments in Affiliates (Cost $186)		187

Total Investments 166.7% (Cost $1,811,243)		$1,647,065
Financial Derivative Instruments (f)(h) 0.3%(Cost or Premiums, net $(232))		2,928
Other Assets and Liabilities, net (67.0)%		(662,133)

Net Assets 100.0%		$987,860

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.380%	06/28/2024	07/01/2024	$50,438	U.S. Treasury Bonds 4.500% due 02/15/2044	$(49,910)	$50,438	$50,460
5.420	06/26/2024	07/10/2024	11,475	U.S. Treasury Bonds 4.750% due 11/15/2043	(11,318)	11,475	11,484
FICC	2.600	06/28/2024	07/01/2024	594	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(606)	594	594

Total Repurchase Agreements	$(61,834)	$62,507	$62,538

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.420%	06/28/2024	07/01/2024	$(60,473)	$(60,500)
5.440	07/01/2024	07/02/2024	(59,875)	(59,875)
BOO	5.350	06/28/2024	07/01/2024	(36,142)	(36,159)
5.420	06/28/2024	07/01/2024	(51,610)	(51,633)
5.430	07/01/2024	07/02/2024	(35,639)	(35,639)
5.440	07/01/2024	07/02/2024	(51,350)	(51,350)
JPS	5.350	06/28/2024	07/01/2024	(2,027)	(2,028)
5.420	05/22/2024	07/10/2024	(68,923)	(69,338)
NXN	5.430	06/14/2024	07/12/2024	(87,890)	(88,115)
STR	5.450	06/28/2024	07/01/2024	(270,864)	(270,987)
5.450	07/01/2024	07/02/2024	(244,633)	(244,633)

Total Reverse Repurchase Agreements	$(970,257)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2054	$100	$(83)	$(82)

Total Short Sales 0.0%	$(83)	$(82)

(e)	Securities with an aggregate market value of $571,897 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(136,636) at a weighted average interest rate of 5.369%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2024	11	$(2,246)	$(7)		$0	$0
U.S. Treasury 5-Year Note September Futures				09/2024	332	(35,384)	(264)		56	0
U.S. Treasury 10-Year Note September Futures				09/2024	394	(43,334)	(398)		157	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	1,393	(158,149)	(1,445)		1,012	0
U.S. Treasury Long-Term Bond September Futures				09/2024	874	(103,405)	(607)		1,270	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	94	(11,782)	28		231	0

Total Futures Contracts							$(2,693)	$2,726		$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$1,461	$1,491	$8	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	6,200	(13)	(104)	(117)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,900	0	60	60	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	0	119	119	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	0	572	572	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	0	1,041	1,041	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	0	541	541	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	0	538	538	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	0	33	33	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	2,300	(17)	(45)	(62)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(4,495)	(4,416)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	38,300	(475)	(2,775)	(3,250)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	4,500	(11)	(43)	(54)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	3,300	(8)	(26)	(34)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,300	(12)	(105)	(117)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	3,200	(11)	(124)	(135)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	6,200	(23)	(150)	(173)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	74,000	435	502	937	256	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,986	2,062	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	1,222	1,199	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	101	89	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,100	(7)	(61)	(68)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	4,100	(16)	(107)	(123)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,500	(9)	(57)	(66)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,700	(6)	(24)	(30)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	3,900	(14)	(37)	(51)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,100	(13)	31	18	0	(17)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	2,000	(8)	18	10	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	4,000	(16)	42	26	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	2,800	(10)	(5)	(15)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	1,600	(6)	18	12	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	1,200	(4)	16	12	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	1,400	(5)	21	16	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,200	(4)	19	15	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	1,200	(4)	21	17	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	1,600	(6)	56	50	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	3,200	(13)	113	100	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033	50,900	0	993	993	288	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	4,000	(18)	(43)	(61)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	7,000	(29)	90	61	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	25	20	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	2,700	(12)	66	54	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	2,600	(12)	98	86	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	2,700	(13)	97	84	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	(2)	20	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	1,900	(8)	(40)	(48)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	1,000	(4)	(28)	(32)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	2,000	(8)	(54)	(62)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	1,700	(7)	(43)	(50)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	2,400	(12)	(37)	(49)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	4,300	(19)	(39)	(58)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	4,300	(16)	(97)	(113)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	1,100	(4)	(5)	(9)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	4,000	(14)	42	28	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	4,000	(16)	47	31	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	1,400	(5)	23	18	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	4,000	(13)	51	38	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	1,100	(3)	11	8	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	7,600	(21)	85	64	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	1,500	(4)	22	18	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	1,000	(3)	21	18	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	9,400	47	116	163	58	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	4,400	(13)	(1)	(14)	0	(14)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	2,900	(9)	(16)	(25)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(154)	(166)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	1,700	(11)	(140)	(151)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	1,900	(11)	12	1	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	1,600	(8)	21	13	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,234	2,135	79	0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	7,900	480	1,907	2,387	113	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054	1,200	(10)	(39)	(49)	0	(21)

Total Swap Agreements	$(22)	$5,627	$5,605	$1,173	$(812)

(g)	Securities with an aggregate market value of $10,645 and cash of $6,675 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710%	07/26/2024	1,300	$(5)	$(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,300	(5)	(6)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	2,300	(8)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	2,300	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	4,600	(17)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	4,600	(17)	(26)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	2,500	(5)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	2,500	(5)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	1,400	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	1,400	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	3,000	(9)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	3,000	(9)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	2,400	(9)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	2,400	(9)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,500	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,600	(6)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,600	(6)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,500	(6)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	900	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	900	(3)	(3)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	3,100	(8)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	3,100	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	3,500	(14)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	3,500	(14)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	1,300	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	1,300	(5)	(9)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,300	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,300	(5)	(2)

Total Written Options	$(210)	$(159)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,989	$0	$2,989
U.S. Government Agencies	0	176,535	0	176,535
U.S. Treasury Obligations	0	1,367,499	0	1,367,499
Non-Agency Mortgage-Backed Securities	0	29,007	29	29,036
Asset-Backed Securities	0	8,312	0	8,312
Short-Term Instruments
Repurchase Agreements	0	62,507	0	62,507

	$0	$1,646,849	$29	$1,646,878
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$187	$0	$0	$187

Total Investments	$187	$1,646,849	$29	$1,647,065

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82)	$0	$(82)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3,899	$0	$3,899

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(812)	0	(812)
Over the counter	0	(159)	0	(159)

	$0	$(971)	$0	$(971)

Total Financial Derivative Instruments	$0	$2,928	$0	$2,928

Totals	$187	$1,649,695	$29	$1,649,911

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Low Duration Credit Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 61.4%
ABG Intermediate Holdings 2 LLC TBD% due 12/21/2028	$337	$337
Acrisure LLC
8.344% due 02/15/2027	223	224
8.594% due 11/06/2030	244	244
Action Nederland BV TBD% due 06/20/2031	225	226
Ahead DB Holdings LLC 9.085% due 02/01/2031	296	298
Al Aqua Merger Sub, Inc. 9.329% due 07/31/2028	594	596
Alliant Holdings Intermediate LLC 8.830% due 11/06/2030	584	586
Altice France SA 10.829% due 08/15/2028	490	361
Amer Sports Co. 8.577% due 02/17/2031 «	300	302
American Airlines, Inc. 10.336% due 04/20/2028	240	248
AmWINS Group, Inc. 7.594% due 02/19/2028	324	324
AP Core Holdings LLC 10.958% due 09/01/2027	100	88
Applied Systems, Inc. 8.835% due 02/24/2031	1,100	1,109
Arches Buyer, Inc. 8.694% due 12/06/2027	296	284
Aretec Group, Inc. TBD% due 08/09/2030	398	400
Armor Holding LLC 10.014% due 12/11/2028 «	561	564
Artera Services LLC 9.835% due 02/15/2031	399	402
Ascend Learning LLC 8.944% due 12/11/2028	296	296
ASP Blade Holdings, Inc. 9.596% due 10/13/2028	199	152
Assetmark Financial Holdings Inc. TBD% due 06/03/2031	400	401
AssuredPartners, Inc. 8.844% due 02/14/2031	150	150
Asurion LLC 8.708% due 12/23/2026	599	595
Athenahealth Group, Inc. 8.594% due 02/15/2029	352	351
AVSC Holding Corp. (8.944% Cash and 0.250% PIK) 9.194% due 03/03/2025 (b)	594	591
B+G FOODS, Inc. TBD% due 10/10/2029	273	271
Banff Merger Sub Inc. 9.344% due 12/29/2028	249	250
Barracuda Networks, Inc. 9.814% due 08/15/2029	99	98
Bausch & Lomb Corp. 9.344% due 09/29/2028	694	693
Bausch Health Cos., Inc. TBD% due 02/01/2027	888	812
BCPE Empire Holdings, Inc. 9.344% due 12/11/2028	729	730
Berlin Packaging LLC
9.059% - 9.321% due 06/09/2031	297	298
BIP PipeCo Holdings LLC TBD% due 12/06/2030	375	377
Blackhawk Network Holdings, Inc. 10.344% due 03/12/2029	400	401
Bracket Intermediate Holding Corp. 10.435% due 05/08/2028	496	499
Broadstreet Partners Inc. TBD% due 06/14/2031	150	150
Caesars Entertainment Corp.
8.097% due 02/06/2030	149	149
8.097% due 02/06/2031	300	301
Carnival Corp.
8.094% due 08/08/2027	931	937

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

8.094% due 10/18/2028	300	301
Cast & Crew LLC 9.094% due 12/29/2028	300	301
Castlelake Aviation Ltd. 7.839% due 10/22/2026	522	523
Catalent Pharma Solutions, Inc. 8.344% due 02/22/2028 «	400	401
Cengage Learning, Inc. 9.538% due 03/22/2031	425	427
Central Parent, Inc. 8.585% due 07/06/2029	743	735
Charter NEX US, Inc. 8.844% due 12/01/2027	495	497
Chobani, LLC 9.080% due 10/25/2027	597	600
Clarios Global LP 8.344% due 05/06/2030	698	701
Clean Harbors, Inc. 7.208% due 10/08/2028	473	476
Cloud Software Group, Inc. 9.335% - 9.345% due 03/30/2029	940	940
Clydesdale Acquisition Holdings, Inc. 9.119% due 04/13/2029	1,225	1,229
CNT Holdings I Corp. 8.830% due 11/08/2027	299	300
Cohesity
TBD% due 03/08/2031 «µ	32	32
TBD% due 03/08/2031 «	300	300
Cornerstone Building Brands, Inc. 9.829% due 05/02/2031	300	299
Cotiviti, Inc. 8.579% due 05/01/2031	1,521	1,517
Covanta Holding Corp. 8.081% due 11/30/2028	499	500
CP Atlas Buyer, Inc. 9.194% due 11/23/2027	299	293
CPI Holdco B LLC 7.344% due 05/17/2031	100	100
CQP Holdco LP TBD% due 12/31/2030	402	402
Creative Artists Agency LLC 8.594% due 11/27/2028	99	100
Crown Subsea Communications Holding, Inc. 10.080% due 01/30/2031	300	301
Cvent, Inc. 8.585% due 06/17/2030	263	264
Da Vinci Purchaser Corp. 8.844% due 01/08/2027	201	201
Delta Topco, Inc. 8.846% due 11/30/2029	400	400
DirecTV Financing LLC 10.708% due 08/02/2029	532	530
Drake Software LLC TBD% due 06/17/2031 «	425	421
Dun & Bradstreet Corp. 8.096% due 01/18/2029	684	685
Edelman Financial Center, LLC 8.594% due 04/07/2028	99	100
Emerald Borrower LP TBD% due 06/18/2031	225	225
Endo Luxembourg Finance Co. SARL 9.826% due 04/23/2031	225	225
Endure Digital, Inc. 8.944% due 02/10/2028	382	356
Ensono LP 9.444% - 9.458% due 05/26/2028	496	492
Envision Healthcare Corp.
11.186% due 11/03/2028 «	202	202
14.311% due 07/20/2026 «	796	796
EPIC Y-Grade Services LP 11.058% due 06/29/2029	550	550
Fertitta Entertainment LLC 9.081% due 01/27/2029	296	297
Fiesta Purchaser, Inc. 9.344% due 02/12/2031	450	454
FinCo LLC 8.330% due 06/27/2029	298	299
First Brands Group, LLC 10.591% due 03/30/2027	597	594
First Student Bidco, Inc. 8.596% due 07/21/2028	1,105	1,106
Focus Financial Partners, LLC 8.094% due 06/30/2028	348	348
Forest City Enterprises LP 8.958% due 12/08/2025	360	336

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Fortrea Holdings, Inc. 9.094% due 06/30/2030	88	88
Fortress Intermediate 3, Inc. TBD% due 06/27/2031 «	575	576
Foundation Building Materials Holding Co. LLC 8.694% - 8.841% due 01/31/2028	501	497
Frontier Communications Corp. TBD% due 06/20/2031 «	325	325
Gainwell Acquisition Corp. 9.435% due 10/01/2027	283	275
Garda World Security Corp. 9.594% due 02/01/2029	848	854
Gates Global LLC TBD% due 06/04/2031	900	902
Genesee & Wyoming, Inc. 7.335% due 04/10/2031	600	600
Genesys Cloud Services Holdings II LLC
8.844% due 12/01/2027	162	163
9.208% due 12/01/2027	75	75
GIP Pilot Acquisition Partners LP 7.827% due 10/04/2030	274	275
Graham Packaging Co., Inc. 8.458% due 08/04/2027	28	28
Gray Television, Inc.
8.444% due 12/01/2028	281	254
10.580% due 06/04/2029	150	143
Great Outdoors Group LLC 9.208% due 03/06/2028	297	297
Grinding Media, Inc. 9.555% due 10/12/2028 «	297	296
GTCR W Merger Sub LLC 8.335% due 01/31/2031	543	545
Gulfside Supply, Inc. TBD% due 05/29/2031 «	350	351
GVC HOLDINGS (GIBRALTAR) LTD 8.014% due 10/31/2029	247	248
HUB International Ltd. 8.567% - 8.595% due 06/20/2030	702	704
II-VI Inc. 7.844% due 07/02/2029	348	348
INEOS Enterprises Holdings U.S. Finco LLC 9.197% due 07/08/2030	499	501
INEOS U.S. Finance LLC 9.094% due 02/07/2031	350	351
Insulet Corp. 8.344% due 05/04/2028	573	576
IRB Holding Corp. 8.194% due 12/15/2027	958	959
Isolved, Inc. 8.844% due 10/15/2030	424	426
Janus International Group LLC 7.844% due 08/03/2030	240	242
Jazz Financing Lux SARL 8.458% due 05/05/2028	297	297
Johnstone Supply LLC 8.328% due 06/07/2031	300	301
KBR, Inc. 7.594% due 01/17/2031	549	552
Kohler Energy Co. LLC 10.085% due 05/01/2031	425	427
KUEHG Corp. 9.835% due 06/12/2030	99	100
LABL, Inc. 10.444% due 10/29/2028	357	354
LBM Acquisition LLC 9.178% due 05/30/2031	346	341
LC Ahab U.S. Bidco LLC 8.844% due 05/01/2031	350	351
Level 3 Financing, Inc.
11.904% due 04/15/2029	100	98
11.904% due 04/15/2030	100	98
Life Time Fitness, Inc. 9.591% due 01/15/2026	700	704
LifePoint Health, Inc. 10.056% due 11/16/2028	616	620
Madison IAQ LLC 8.094% due 06/21/2028	691	693
Magenta Buyer LLC 10.591% due 07/27/2028	179	100
Marriott Ownership Resorts, Inc. 7.594% due 04/01/2031	250	251
MasOrange TBD% due 03/25/2031	300	301
Mauser Packaging Solutions Holding Co. 8.829% due 04/15/2027	743	744

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Mavis Tire Express Services Corp. 9.094% due 05/04/2028	597	599
McAfee LLC 8.579% due 03/01/2029	1,122	1,122
Medline Borrower LP TBD% due 10/23/2028	495	496
MH SUB I, LLC 9.594% due 05/03/2028	1,017	1,017
MI Windows and Doors LLC 8.844% due 03/28/2031	300	302
Mitchell International, Inc. 8.594% due 06/17/2031	250	248
Modena Buyer LLC TBD% due 04/18/2031	400	391
Mosel Bidco SE 9.835% due 09/16/2030 «	300	302
Motion Finco SARL 8.835% due 11/12/2029	599	599
NGL Energy Partners LP 9.844% due 02/02/2031	200	200
Nielsen Consumer LLC TBD% due 03/06/2028	325	326
Nielsen Consumer, Inc. 11.594% due 03/06/2028	297	298
Nouryon Finance BV TBD% due 04/03/2028	1,144	1,148
Nuvei Technologies Corp. 8.444% due 12/19/2030	299	299
Olympus Water U.S. Holding Corp. 8.847% due 11/09/2028	414	416
Omnia Partners LLC 8.574% due 07/25/2030	399	400
Ontario Gaming GTA LP 9.585% due 08/01/2030	274	275
Option Care Health, Inc. 7.594% due 10/27/2028	260	263
Oscar AcquisitionCo LLC 9.585% due 04/29/2029	347	348
Padagis LLC 10.313% due 07/06/2028 «	300	294
Parexel International Corp. 8.708% due 11/15/2028	855	858
Park River Holdings, Inc. 8.814% due 12/28/2027	495	485
Particle Investments SARL 9.323% - 9.344% due 03/28/2031 «	299	302
Pegasus BidCo BV 9.072% due 07/12/2029	323	326
Peraton Corp. 9.194% due 02/01/2028	146	146
PG Investment Company 59 SARL 8.835% due 03/26/2031	375	378
Phoenix Guarantor, Inc. 8.594% due 02/21/2031	841	840
Polaris Newco LLC 9.591% due 06/02/2028	663	664
Prime Security Services LLC TBD% due 10/13/2030	100	100
Project Alpha Intermediate Holding, Inc. 9.072% due 10/28/2030	399	401
Proofpoint, Inc. 8.344% due 08/31/2028	618	619
PUG LLC 10.094% due 03/15/2030	590	591
Quartz Acquireco LLC
TBD% due 06/28/2030 «	298	298
R1 RCM Inc. 8.329% due 06/21/2029	748	751
RealPage, Inc. 8.458% due 04/24/2028	925	900
Renaissance Holdings Corp. 9.597% due 04/05/2030	399	399
Resideo Funding Inc. 7.339% due 05/21/2031	150	150
Reynolds Group Holdings, Inc. 7.845% due 09/24/2028	930	932
Scientific Games Holdings LP 8.306% due 04/04/2029	784	784
SCIH Salt Holdings, Inc. 8.830% due 03/16/2027	149	149
Sedgwick Claims Management Services, Inc. 9.094% due 02/24/2028	296	297
Select Medical Corp. 8.344% due 03/06/2027	287	288
Simon & Schuster, Inc. 9.330% due 10/30/2030	125	125

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Solis IV BV 8.836% due 02/26/2029	546	544
Sotera Health Holdings LLC 8.594% due 05/30/2031	125	125
Specialty Building Products Holdings LLC 9.194% due 10/15/2028	123	123
Spirit AeroSystems, Inc. 9.580% due 01/15/2027	393	396
Spring Education Group, Inc. 9.335% due 10/04/2030	199	200
Star Parent, Inc. 9.085% due 09/27/2030	599	599
Station Casinos LLC 7.594% due 03/14/2031	200	200
SURGERY CENTER HOLDINGS, Inc. 8.089% due 12/19/2030	723	725
Syniverse Holdings, Inc. 12.335% due 05/13/2027	546	535
Taboola.com Ltd. 9.458% due 09/01/2028 «	342	343
Tempo Acquisition LLC 7.594% due 08/31/2028	462	464
Tenneco, Inc. 10.426% - 10.435% due 11/17/2028	300	288
TGP Holdings III LLC 8.694% due 06/29/2028	325	309
TK Elevator U.S. Newco, Inc. 8.791% due 04/30/2030	447	450
Topgolf Callaway Brands Corp. 8.344% due 03/15/2030	573	575
Trans Union LLC
TBD% due 06/24/2031	525	525
TransDigm, Inc. 7.843% due 02/28/2031	1,647	1,652
Travel + Leisure Co. 8.692% due 12/14/2029	200	200
Trident TPI Holdings, Inc. 9.302% - 9.344% due 09/15/2028	398	399
Triton Water Holdings, Inc.
8.846% due 03/31/2028	297	297
9.335% due 03/31/2028	299	301
Truist Insurance Holdings LLC 8.585% due 05/06/2031	1,000	1,003
U.S. Renal Care, Inc. 10.458% due 06/20/2028	552	484
Uber Technologies, Inc. 8.089% due 03/03/2030	236	238
UGI Energy Services LLC 7.844% due 02/22/2030	837	840
UKG, Inc. 8.576% due 02/10/2031	1,030	1,036
United Talent Agency, LLC 9.078% due 07/07/2028 «	1,034	1,040
Univision Communications, Inc. 9.585% due 06/24/2029	296	297
USI INC.
8.085% due 11/22/2029	306	306
8.085% due 09/27/2030	298	298
Viad Corp. 9.594% due 07/30/2028	328	330
VS Buyer, LLC 8.581% due 04/14/2031	825	828
Wand NewCo 3, Inc. 9.094% due 01/30/2031	500	504
WaterBridge Midstream Operating LLC
TBD% due 06/21/2029	275	274
9.826% due 05/10/2029	500	503
Weber-Stephen Products LLC 8.708% due 10/30/2027	199	185
Whatabrands LLC 8.094% due 08/03/2028	296	297
Windsor Holdings III, LLC 9.339% due 08/01/2030	398	401
Wood Mackenzie Ltd. 8.823% due 02/07/2031	300	302
Worldwide Express Operations LLC 9.846% due 07/26/2028	346	348
Wrench Group, LLC 9.596% due 10/30/2028	898	900
WS Audiology 9.992% due 02/28/2029	325	326
Xplor Technologies LLC TBD% due 06/24/2031 «	425	425

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Zayo Group Holdings, Inc. 8.458% due 03/09/2027	200	175

Total Loan Participations and Assignments (Cost $92,529)		93,198

CORPORATE BONDS & NOTES 32.7%
BANKING & FINANCE 6.2%
Acrisure LLC 8.250% due 02/01/2029	300	302
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027	300	296
Allied Universal Holdco LLC 4.625% due 06/01/2028	325	297
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	175	177
Brandywine Operating Partnership LP
8.050% due 03/15/2028	100	104
8.875% due 04/12/2029	500	521
Burford Capital Global Finance LLC 9.250% due 07/01/2031	500	527
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	150	149
Encore Capital Group, Inc. 8.500% due 05/15/2030	450	459
Fortress Transportation & Infrastructure Investors LLC 7.000% due 05/01/2031	100	102
Freedom Mortgage Corp. 12.000% due 10/01/2028	475	511
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	175	171
9.250% due 02/01/2029	175	175
GGAM Finance Ltd. 6.875% due 04/15/2029	100	102
HAT Holdings LLC 8.000% due 06/15/2027	475	494
Hudson Pacific Properties LP
3.950% due 11/01/2027	50	42
5.950% due 02/15/2028	250	213
Icahn Enterprises LP
6.250% due 05/15/2026	300	298
9.000% due 06/15/2030	125	124
9.750% due 01/15/2029	200	207
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	400	413
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031 (a)	75	76
Nationstar Mortgage Holdings, Inc.
5.500% due 08/15/2028	100	96
7.125% due 02/01/2032	450	453
Navient Corp.
4.875% due 03/15/2028	175	161
6.750% due 06/15/2026	200	201
Newmark Group, Inc. 7.500% due 01/12/2029	650	669
Oxford Finance LLC 6.375% due 02/01/2027	200	193
Panther Escrow Issuer LLC 7.125% due 06/01/2031	200	202
PennyMac Financial Services, Inc.
7.125% due 11/15/2030	250	249
7.875% due 12/15/2029	100	103
PRA Group, Inc.
7.375% due 09/01/2025	200	200
8.875% due 01/31/2030	200	200
SLM Corp. 3.125% due 11/02/2026	100	93
Starwood Property Trust, Inc.
3.750% due 12/31/2024	200	198
4.750% due 03/15/2025	100	99
USI, Inc. 7.500% due 01/15/2032	300	305
Vornado Realty LP 2.150% due 06/01/2026	250	231

		9,413

INDUSTRIALS 25.5%
Ahead DB Holdings LLC 6.625% due 05/01/2028	350	332
Air Canada 3.875% due 08/15/2026	475	452
Alta Equipment Group, Inc. 9.000% due 06/01/2029	125	116

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Altice France SA 8.125% due 02/01/2027	300	225
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	100	87
5.250% due 08/15/2027	200	124
Ascent Resources Utica Holdings LLC 9.000% due 11/01/2027	100	124
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	100	99
B&G Foods, Inc. 8.000% due 09/15/2028	425	432
B.C. Unlimited Liability Co. 3.875% due 01/15/2028	300	281
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	150	146
Beacon Roofing Supply, Inc. 4.125% due 05/15/2029	100	91
Beazer Homes USA, Inc. 7.500% due 03/15/2031	250	250
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	200	180
Block, Inc. 6.500% due 05/15/2032	500	507
Bombardier, Inc. 7.500% due 02/01/2029	250	259
Brink's Co.
6.500% due 06/15/2029	50	51
6.750% due 06/15/2032	25	25
Caesars Entertainment, Inc. 6.500% due 02/15/2032	300	302
Capstone Borrower, Inc. 8.000% due 06/15/2030	50	52
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	575	534
Carnival Corp.
4.000% due 08/01/2028	250	235
5.750% due 03/01/2027	400	395
7.000% due 08/15/2029	100	104
Catalent Pharma Solutions, Inc. 3.125% due 02/15/2029	500	479
CCO Holdings LLC
4.750% due 03/01/2030	500	433
5.375% due 06/01/2029	500	455
Chobani LLC 7.625% due 07/01/2029	100	103
Chord Energy Corp. 6.375% due 06/01/2026	50	50
Churchill Downs, Inc. 4.750% due 01/15/2028	450	430
Cimpress PLC 7.000% due 06/15/2026	100	100
Civitas Resources, Inc.
8.625% due 11/01/2030	150	161
8.750% due 07/01/2031	150	161
Clarivate Science Holdings Corp. 3.875% due 07/01/2028	250	233
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028	175	153
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029	100	98
CNX Resources Corp. 7.250% due 03/01/2032	100	102
Cogent Communications Group, Inc. 7.000% due 06/15/2027	1,025	1,015
Community Health Systems, Inc.
5.625% due 03/15/2027	50	47
6.000% due 01/15/2029	25	22
8.000% due 12/15/2027	450	447
10.875% due 01/15/2032	175	182
Concentra Escrow Issuer Corp. 6.875% due 07/15/2032 (a)	25	25
CoreLogic, Inc. 4.500% due 05/01/2028	300	273
Delta Air Lines, Inc. 7.375% due 01/15/2026	66	67
DISH DBS Corp.
5.250% due 12/01/2026	700	553
5.875% due 11/15/2024	150	143
7.375% due 07/01/2028	100	43
7.750% due 07/01/2026	175	109
DISH Network Corp. 11.750% due 11/15/2027	275	270
Dye & Durham Ltd. 8.625% due 04/15/2029	200	203
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030	150	151

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Emrld Borrower LP 6.750% due 07/15/2031 (a)	75	76
EnLink Midstream LLC 6.500% due 09/01/2030	150	154
EQM Midstream Partners LP 6.000% due 07/01/2025	368	368
Fiesta Purchaser, Inc. 7.875% due 03/01/2031	125	129
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	250	256
Global Medical Response, Inc. 10.000% due 10/31/2028	202	197
GN Bondco LLC 9.500% due 10/15/2031	50	47
goeasy Ltd. 9.250% due 12/01/2028	500	531
Graphic Packaging International LLC 6.375% due 07/15/2032	75	75
Grifols SA 4.750% due 10/15/2028	250	216
Herc Holdings, Inc. 6.625% due 06/15/2029	125	127
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	225	229
8.875% due 07/15/2028	300	318
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	100	104
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	225	218
Imola Merger Corp. 4.750% due 05/15/2029	475	444
JELD-WEN, Inc. 4.875% due 12/15/2027	450	426
Kaiser Aluminum Corp. 4.625% due 03/01/2028	675	632
LABL, Inc.
5.875% due 11/01/2028	100	91
6.750% due 07/15/2026	200	198
LBM Acquisition LLC 6.250% due 01/15/2029	200	177
Level 3 Financing, Inc. 11.000% due 11/15/2029	63	64
LifePoint Health, Inc. 11.000% due 10/15/2030	200	221
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	1,000	1,029
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	100	93
6.500% due 05/15/2027	300	302
Masterbrand, Inc. 7.000% due 07/15/2032	50	51
Matador Resources Co. 6.500% due 04/15/2032	275	275
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	200	204
Medline Borrower LP
3.875% due 04/01/2029	600	553
6.250% due 04/01/2029	50	51
MEG Energy Corp. 5.875% due 02/01/2029	100	97
MGM Resorts International
4.625% due 09/01/2026	300	293
4.750% due 10/15/2028	100	95
5.500% due 04/15/2027	200	197
Michaels Cos., Inc. 5.250% due 05/01/2028	100	80
Mineral Resources Ltd.
8.000% due 11/01/2027	100	102
9.250% due 10/01/2028	425	447
Molina Healthcare, Inc. 4.375% due 06/15/2028	250	236
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	225	170
Nabors Industries Ltd. 7.250% due 01/15/2026	200	203
NCL Corp. Ltd. 8.125% due 01/15/2029	300	315
NCR Atleos Corp. 9.500% due 04/01/2029	150	162
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	200	192
New Fortress Energy, Inc. 6.500% due 09/30/2026	350	322
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	200	208

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Nexstar Media, Inc. 4.750% due 11/01/2028	350	312
Northriver Midstream Finance LP
5.625% due 02/15/2026	300	300
6.750% due 07/15/2032 (a)	300	301
NuStar Logistics LP 6.000% due 06/01/2026	300	300
Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	150	151
7.250% due 06/15/2031	100	100
ON Semiconductor Corp. 3.875% due 09/01/2028	150	139
Ontario Gaming GTA LP 8.000% due 08/01/2030	400	411
Open Text Corp. 3.875% due 02/15/2028	375	348
Option Care Health, Inc. 4.375% due 10/31/2029	625	574
Organon & Co.
4.125% due 04/30/2028	400	372
6.750% due 05/15/2034	125	125
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	175	164
PetSmart, Inc. 4.750% due 02/15/2028	200	186
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	108
Rand Parent LLC 8.500% due 02/15/2030	300	304
Resorts World Las Vegas LLC 8.450% due 07/27/2030	400	424
Rockcliff Energy LLC 5.500% due 10/15/2029	500	468
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	175	173
Sabre Global, Inc. 11.250% due 12/15/2027	200	195
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	175	163
Seadrill Finance Ltd. 8.375% due 08/01/2030	350	366
Seagate HDD Cayman 8.250% due 12/15/2029	100	107
Sirius XM Radio, Inc.
4.000% due 07/15/2028	100	90
5.000% due 08/01/2027	125	120
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	300	310
SM Energy Co.
6.500% due 07/15/2028	50	50
6.625% due 01/15/2027	50	50
Sotera Health Holdings LLC 7.375% due 06/01/2031	400	401
Southwestern Energy Co.
4.750% due 02/01/2032	100	92
5.375% due 03/15/2030	100	97
Specialty Building Products Holdings LLC 6.375% due 09/30/2026	300	295
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	400	442
SS&C Technologies, Inc. 6.500% due 06/01/2032	300	303
Standard Industries, Inc. 4.750% due 01/15/2028	200	191
Staples, Inc. 12.750% due 01/15/2030	88	68
Station Casinos LLC 6.625% due 03/15/2032	200	199
Strathcona Resources Ltd. 6.875% due 08/01/2026	450	446
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	300	303
TEGNA, Inc. 4.625% due 03/15/2028	250	226
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	200	194
TransDigm, Inc.
4.625% due 01/15/2029	150	140
6.750% due 08/15/2028	100	101
Transocean Aquila Ltd. 8.000% due 09/30/2028	150	153
Travel & Leisure Co. 6.625% due 07/31/2026	200	202
TreeHouse Foods, Inc. 4.000% due 09/01/2028	200	180

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Triumph Group, Inc. 9.000% due 03/15/2028	379	398
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	200	197
United Airlines, Inc. 4.375% due 04/15/2026	150	145
USA Compression Partners LP 7.125% due 03/15/2029	150	151
Valaris Ltd. 8.375% due 04/30/2030	450	466
Venture Global LNG, Inc.
8.125% due 06/01/2028	325	335
9.875% due 02/01/2032	700	762
Victoria's Secret & Co. 4.625% due 07/15/2029	500	416
Viking Cruises Ltd. 5.875% due 09/15/2027	200	198
Viper Energy Partners LP 5.375% due 11/01/2027	25	25
Viper Energy, Inc. 7.375% due 11/01/2031	25	26
Virgin Media Vendor Financing Notes DAC 5.000% due 07/15/2028	175	156
Viridien 8.750% due 04/01/2027	250	239
Vital Energy, Inc. 7.875% due 04/15/2032	25	25
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032	300	293
VOC Escrow Ltd. 5.000% due 02/15/2028	100	97
Waste Pro USA, Inc. 5.500% due 02/15/2026	200	197
White Cap Buyer LLC 6.875% due 10/15/2028	300	290
Williams Scotsman, Inc. 6.625% due 06/15/2029	100	101
Wrangler Holdco Corp. 6.625% due 04/01/2032	275	274
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	200	160
6.125% due 03/01/2028	100	67

		38,648

UTILITIES 1.0%
Aethon United BR LP 8.250% due 02/15/2026	100	101
Antero Midstream Partners LP 6.625% due 02/01/2032	250	252
Calpine Corp.
4.500% due 02/15/2028	450	428
5.125% due 03/15/2028	350	337
Edison International 8.125% due 06/15/2053 •	75	78
Tallgrass Energy Partners LP 7.375% due 02/15/2029	100	101
Vistra Operations Co. LLC 6.875% due 04/15/2032	200	203

		1,500

Total Corporate Bonds & Notes (Cost $48,959)		49,561

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes
4.625% due 06/30/2025 (e)	6,700	6,668

Total U.S. Treasury Obligations (Cost $6,693)		6,668

	SHARES
COMMON STOCKS 0.4%
HEALTH CARE 0.4%
Amsurg Equity «(c)(d)	11,642	576

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Total Common Stocks (Cost $487)		576

Total Investments in Securities (Cost $148,669)		150,003

INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	361,568	3,518

Total Short-Term Instruments (Cost $3,517)		3,518

Total Investments in Affiliates (Cost $3,517)		3,518

Total Investments 101.2% (Cost $152,186)		$153,521
Financial Derivative Instruments (f)(g) 0.2%(Cost or Premiums, net $387)		280
Other Assets and Liabilities, net (1.4)%		(2,102)

Net Assets 100.0%		$151,699

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$487	$576	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	5.430%	06/06/2024	08/08/2024	$(298)	$(299)

Total Sale-Buyback Transactions	$(299)

(e)	Securities with an aggregate market value of $299 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(92) at a weighted average interest rate of 5.418%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	23	$4,697	$3	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2024	74	7,887	24	1	(5)

$27	$1	$(6)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2024	24	$(2,640)	$(23)	$6	$0

Total Futures Contracts	$4	$7	$(6)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.855%	$400	$54	$0	$54	$0	$0

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$2,376	$153	$2	$155	$0	$(1)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	6,100	420	(30)	390	0	(4)

$573	$(28)	$545	$0	$(5)

Total Swap Agreements	$627	$(28)	$599	$0	$(5)

Cash of $1,311 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$15,100	$(188)	$479	$291	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	4,100	(52)	45	0	(7)

Total Swap Agreements	$(240)	$524	$291	$(7)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$85,628	$7,570	$93,198
Corporate Bonds & Notes
Banking & Finance	0	9,413	0	9,413
Industrials	0	38,648	0	38,648
Utilities	0	1,500	0	1,500
U.S. Treasury Obligations	0	6,668	0	6,668
Common Stocks
Health Care	0	0	576	576

$0	$141,857	$8,146	$150,003
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,518	$0	$0	$3,518

Total Investments	$3,518	$141,857	$8,146	$153,521

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	291	0	291

$0	$298	$0	$298
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2024 (Unaudited)

Overthe counter	0	(7)	0	(7)

$0	$(18)	$0	$(18)

Total Financial Derivative Instruments	$0	$280	$0	$280

Totals	$3,518	$142,137	$8,146	$153,801

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,515	$3,431	$(191)	$2	$0	$10	$2,803	$0	$7,570	$12
Common Stocks
Health Care	576	0	0	0	0	0	0	0	576	0

Totals	$2,091	$3,431	$(191)	$2	$0	$10	$2,803	$0	$8,146	$12

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$998	Comparable Companies	EBITDA Multiple	X	13.500	—
332	Recent Transaction	Purchase Price	100.000	—
6,240	Third Party Vendor	Broker Quote	98.000 - 100.938	100.164
Common Stocks
Health Care	576	Comparable Companies	EBITDA Multiple	X	13.500	—

Total	$8,146

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.7% ¤
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 16.9%
American Express Co. 5.645% due 04/23/2027 •		$1,000	$1,004
American Honda Finance Corp. 6.025% due 01/10/2025 •		800	802
Asian Development Bank
6.000% due 02/05/2026	BRL	11,000	1,852
6.550% due 01/26/2025	ZAR	32,000	1,737
Athene Global Funding 4.823% due 02/23/2027 ~	EUR	600	644
Bank of America Corp.
0.981% due 09/25/2025 •		$1,700	1,681
1.530% due 12/06/2025 •		1,200	1,178
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		3,000	3,016
Barclays PLC
2.852% due 05/07/2026 •		900	878
7.325% due 11/02/2026 •		800	814
BPCE SA
5.975% due 01/18/2027 •		400	400
6.612% due 10/19/2027 •		800	813
Citibank NA 5.438% due 04/30/2026		1,100	1,104
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		2,400	2,270
CTP NV 0.625% due 09/27/2026	EUR	1,100	1,097
Digital Dutch Finco BV 0.625% due 07/15/2025		2,000	2,072
Equinix, Inc. 1.000% due 09/15/2025		$1,500	1,421
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,564
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,775
Goldman Sachs Bank USA 6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		800	801
Hana Bank 5.375% due 04/23/2027		1,500	1,510
HAT Holdings LLC 3.375% due 06/15/2026		850	802
ING Groep NV 1.400% due 07/01/2026 •		3,100	2,970
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	26,000	1,376
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,115
JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$500	504
6.070% due 10/22/2027 •		1,000	1,018
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,914
Morgan Stanley
6.138% due 10/16/2026 •		1,600	1,611
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		800	803
Norinchukin Bank
1.284% due 09/22/2026		2,200	2,000
5.430% due 03/09/2028		600	594
OneMain Finance Corp. 3.500% due 01/15/2027		800	750
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,775
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		1,200	1,216
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		1,200	1,200
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		400	406
Toronto-Dominion Bank 5.264% due 12/11/2026		1,200	1,200
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		900	900

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

UBS Group AG 5.711% due 01/12/2027 •		1,300	1,301

			53,888

INDUSTRIALS 1.6%
Hyundai Capital America 5.800% due 06/26/2025		600	601
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		836	743
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,392
Weir Group PLC 2.200% due 05/13/2026		$2,500	2,348

			5,084

UTILITIES 2.2%
AES Corp. 5.450% due 06/01/2028		1,000	998
Avangrid, Inc. 3.150% due 12/01/2024		3,400	3,363
Electricite de France SA 3.625% due 10/13/2025		500	488
Enel Finance International NV 1.375% due 07/12/2026		1,500	1,389
Southern Power Co. 0.900% due 01/15/2026		1,000	932

			7,170

Total Corporate Bonds & Notes (Cost $69,098)			66,142

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	929

NEW YORK 0.4%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024		100	99
0.823% due 05/01/2025		225	217
0.923% due 11/01/2025		250	236
1.023% due 05/01/2026		650	603
1.123% due 11/01/2026		250	228

			1,383

Total Municipal Bonds & Notes (Cost $2,475)			2,312

U.S. GOVERNMENT AGENCIES 36.4%
Fannie Mae
0.700% due 07/30/2025		8,200	7,824
1.000% due 01/25/2043		4	3
3.500% due 02/25/2043 (a)		191	10
4.519% due 08/01/2029 •		2	2
4.763% due 12/25/2042 ~		3	2
5.000% due 01/25/2040 - 07/25/2040		84	84
5.512% due 11/01/2034 •		2	2
5.750% due 10/25/2035		3	3
5.800% due 09/25/2042 •		24	24
5.875% due 11/01/2035 •		4	4
5.947% due 02/01/2031 •		2	1
5.953% due 07/01/2035 •		1	1
6.037% due 08/01/2035 •		18	18
6.314% due 07/01/2042 •		5	5
6.364% due 09/01/2041 •		12	12
6.838% due 11/01/2035 •		2	2
7.315% due 05/01/2035 •		1	1
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025		8,200	7,740
0.680% due 08/06/2025		8,200	7,811
0.800% due 10/28/2026		1,700	1,553
0.826% due 02/25/2031		2,784	2,380
0.964% due 08/15/2044 •		104	100
1.248% due 09/25/2030 ~(a)		13,826	749
2.875% due 04/25/2026		1,900	1,833
2.939% due 04/25/2029		1,900	1,755
3.000% due 01/01/2027		20	19
3.590% due 01/25/2025 ~		1,416	1,401
4.000% due 06/01/2048		374	351
5.000% due 10/01/2033		2	2
5.843% due 12/15/2042 •		354	355
6.158% due 10/15/2037 •		21	21
6.353% due 02/25/2045 •		11	11

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

6.397% due 08/01/2035 •		6	6
6.500% due 07/25/2043		32	32
7.043% due 06/01/2035 •		10	10
7.327% due 07/01/2035 •		2	2
Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049		1,603	1,454
3.875% due 06/20/2027 •		2	2
4.000% due 05/20/2030 •		4	4
4.000% due 06/20/2048		586	543
4.625% due 02/20/2032 •		3	3
5.744% due 10/20/2043 •		259	247
5.889% due 04/20/2065 •		36	36
5.897% due 02/20/2067 •		157	157
5.899% due 06/20/2065 •		45	45
5.937% due 07/20/2067 •		235	234
6.017% due 05/20/2066 •		24	24
6.037% due 04/20/2065 •		322	321
6.067% due 03/20/2065 •		687	685
6.087% due 11/20/2065 •		38	38
6.157% due 02/20/2066 •		38	38
6.207% due 10/20/2066 •		368	369
6.293% due 08/20/2073 •		742	747
6.493% due 11/20/2072 •		3,716	3,773
6.503% due 11/20/2072 •		4,215	4,284
6.723% due 06/20/2067 •		606	611
Uniform Mortgage-Backed Security
2.500% due 07/01/2050		1,653	1,361
3.000% due 12/01/2026 - 04/01/2052		14,311	12,342
4.000% due 08/01/2047 - 10/01/2053		6,337	5,816
4.500% due 07/01/2053 - 10/01/2053		16,031	15,128
5.000% due 04/01/2053 - 11/01/2053		28,531	27,603
5.500% due 01/01/2025 - 08/01/2053		829	818
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		4,100	3,754
5.500% due 08/01/2054		1,800	1,775

Total U.S. Government Agencies (Cost $120,219)			116,341

U.S. TREASURY OBLIGATIONS 13.3%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 07/15/2032		2,266	2,033
1.125% due 01/15/2033		2,105	1,948
U.S. Treasury Notes
3.625% due 05/15/2026		37,300	36,545
4.125% due 01/31/2025		14	14
4.875% due 04/30/2026		2,000	2,003

Total U.S. Treasury Obligations (Cost $43,249)			42,543

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.3%
Banc of America Funding Trust 5.558% due 05/25/2035 ~		51	46
Banc of America Mortgage Trust
5.457% due 08/25/2034 «~		12	12
5.612% due 03/25/2033 «~		54	48
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,200	2,126
Bear Stearns Adjustable Rate Mortgage Trust
5.700% due 01/25/2034 ~		3	3
Bear Stearns ALT-A Trust
4.984% due 09/25/2035 ~		6	3
5.310% due 05/25/2035 ~		17	16
Beast Mortgage Trust 6.493% due 03/15/2036 •		1,500	1,388
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •		2,200	2,067
BSREP Commercial Mortgage Trust 6.393% due 08/15/2038 •		3,507	3,285
BX Trust 6.078% due 04/15/2039 •		601	589
Citigroup Mortgage Loan Trust
5.530% due 01/25/2037 «•		21	18
7.410% due 05/25/2035 «•		1	1
7.780% due 10/25/2035 •		2	2
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~		10	9
5.069% due 02/20/2035 «~		2	2
7.940% due 02/20/2036 •		25	22
DROP Mortgage Trust 6.593% due 10/15/2043 •		2,200	2,099
Eurosail PLC 6.303% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	456	576
Extended Stay America Trust 6.523% due 07/15/2038 •		$3,450	3,443
First Horizon Alternative Mortgage Securities Trust 6.453% due 01/25/2035 «~		51	48

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

GCT Commercial Mortgage Trust 6.243% due 02/15/2038 •		1,700	1,403
Gemgarto PLC 5.823% due 12/16/2067 •	GBP	494	623
GMAC Mortgage Corp. Loan Trust 3.651% due 11/19/2035 ~		$4	3
Great Hall Mortgages PLC 5.763% due 06/18/2039 •		16	16
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		15	13
5.057% due 09/25/2035 ~		14	13
5.110% due 06/25/2034 «~		5	4
JP Morgan Chase Commercial Mortgage Securities Trust
6.453% due 06/15/2038 •		2,200	2,169
6.493% due 04/15/2038 •		2,268	2,268
JP Morgan Mortgage Trust 5.750% due 01/25/2036		21	9
Morgan Stanley Capital Trust
6.528% due 07/15/2035 •		2,800	2,798
6.613% due 12/15/2038 •		1,100	1,043
One New York Plaza Trust 6.393% due 01/15/2036 •		2,200	2,143
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.020% due 12/25/2035 •		20	19
Prime Mortgage Trust 5.860% due 02/25/2034 •		1	1
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		2,200	2,086
Starwood Mortgage Trust
6.301% due 11/15/2036 •		1,840	1,818
6.543% due 04/15/2034 •		1,229	1,219
Structured Adjustable Rate Mortgage Loan Trust
6.553% due 01/25/2035 •		22	20
7.282% due 02/25/2034 ~		9	9
Structured Asset Mortgage Investments Trust
5.720% due 03/25/2037 •		38	15
5.953% due 07/19/2035 •		4	4
6.020% due 02/25/2036 •		7	6
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,400
2.850% due 02/12/2041		300	226
Towd Point Mortgage Funding 6.583% due 07/20/2045 •	GBP	1,128	1,427
VASA Trust 6.343% due 07/15/2039 •		$2,900	2,687
WaMu Mortgage Pass-Through Certificates Trust
6.000% due 12/25/2045 •		5	5
6.040% due 10/25/2045 •		28	27
6.200% due 11/25/2034 •		19	17
6.553% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $41,352)			39,297

ASSET-BACKED SECURITIES 8.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.570% due 03/25/2035 •		1,034	1,009
Arbor Realty Commercial Real Estate Notes Ltd. 6.793% due 11/15/2036 •		1,500	1,499
BMW Vehicle Lease Trust
5.735% due 07/27/2026 •		500	500
5.950% due 08/25/2025		582	583
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		1,500	1,493
College Avenue Student Loans LLC 6.660% due 12/26/2047 •		1,878	1,873
Countrywide Asset-Backed Certificates Trust
5.880% due 01/25/2045 «•		7	6
6.200% due 12/25/2034 •		836	822
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		535	535
FHF Issuer Trust 5.690% due 02/15/2030		800	799
FHF Trust
4.430% due 01/18/2028		685	678
6.570% due 06/15/2028		660	665
Ford Credit Auto Owner Trust 6.093% due 08/15/2025 •		38	38
GE-WMC Mortgage Securities Trust 5.540% due 08/25/2036 «•		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		1,720	1,352
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		1,000	999
5.570% due 09/25/2029		1,000	999
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		806	634

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		6	6
Master Credit Card Trust 6.183% due 01/21/2027 •		1,000	1,004
MF1 Ltd. 6.526% due 10/16/2036 •		1,444	1,438
Morgan Stanley ABS Capital, Inc. Trust 5.560% due 07/25/2036 •		8	3
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,662	1,415
Northwoods Capital Ltd. 6.574% due 11/13/2031 •		800	803
NovaStar Mortgage Funding Trust 5.780% due 05/25/2036 •		82	81
Securitized Asset-Backed Receivables LLC Trust 5.580% due 12/25/2036 •		40	9
Service Experts Issuer 2.670% due 02/02/2032		710	672
Structured Asset Investment Loan Trust 6.165% due 03/25/2034 •		41	40
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,112	1,815
5.400% due 04/30/2058		489	472
Sunrun Demeter Issuer 2.270% due 01/30/2057		2,698	2,211
Tesla Auto Lease Trust 5.860% due 08/20/2025		1,058	1,059

Total Asset-Backed Securities (Cost $26,859)			25,513

SOVEREIGN ISSUES 0.6%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		1,000	1,016
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	704
Korea Housing Finance Corp. 4.875% due 08/27/2027		$400	399

Total Sovereign Issues (Cost $2,209)			2,119

SHORT-TERM INSTRUMENTS 15.7%
REPURCHASE AGREEMENTS (c) 15.7%			50,125

Total Short-Term Instruments (Cost $50,125)			50,125

Total Investments in Securities (Cost $355,586)			344,392

Total Investments 107.7% (Cost $355,586)			$344,392
Financial Derivative Instruments (d)(e) 0.2%(Cost or Premiums, net $789)			507
Other Assets and Liabilities, net (7.8)%			(25,065)

Net Assets 100.0%			$319,834

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$325	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(332)	$325	$325
SAL	5.400	06/28/2024	07/01/2024	26,100	U.S. Treasury Notes 0.750% due 03/31/2026	(26,659)	26,100	26,112
5.440	07/01/2024	07/02/2024	23,700	U.S. Treasury Notes 0.875% due 09/30/2026	(24,199)	23,700	23,700

Total Repurchase Agreements	$(51,190)	$50,125	$50,137

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2054	$600	$(497)	$(490)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	14,200	(12,184)	(12,092)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2054	700	(679)	(677)

Total Short Sales (4.1)%	$(13,360)	$(13,259)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(303) at a weighted average interest rate of 5.405%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	1,059	$216,268	$477	$0	$(25)
U.S. Treasury 5-Year Note September Futures	09/2024	131	13,962	93	0	(14)

$570	$0	$(39)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	1	$(888)	$0	$4	$(1)
U.S. Treasury 10-Year Note September Futures	09/2024	316	(34,755)	(432)	84	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	267	(30,313)	(295)	129	0

$(727)	$217	$(1)

Total Futures Contracts	$(157)	$217	$(40)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	2,900	$31	$(17)	$14	$0	$(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	10,000	1	(2)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		280,000	7	344	351	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024		$8,600	(24)	(41)	(65)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024		4,890	0	(60)	(60)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		4,900	0	(36)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		7,700	(60)	(134)	(194)	0	(2)
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025		6,500	11	6	17	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025		4,600	(1)	5	4	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026		18,600	110	46	156	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		7,100	(27)	(408)	(435)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		800	(2)	(13)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		4,900	0	71	71	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,700	(4)	(16)	(20)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		800	(2)	(6)	(8)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	18	26	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		1,500	(5)	(58)	(63)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		500	(1)	(15)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		500	(2)	(11)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,500	0	45	45	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		300	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		800	0	19	19	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		300	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		800	0	17	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		400	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	395	1,132	34	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		1,200	0	(23)	(23)	8	0
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	NZD	33,900	(7)	178	171	0	(2)

Total Swap Agreements							$770	$338	$1,108	$80	$(29)

Cash of $2,797 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	$108	NZD	177	$0	$(1)
08/2024	NZD	177	$108	1	0
BPS	07/2024	CAD	1,095	802	2	0
07/2024	GBP	2,770	3,538	37	0
BRC	08/2024	$1,432	EUR	1,336	1	0
CBK	07/2024	MXN	4,665	$253	0	(1)
DUB	07/2024	BRL	1,231	235	15	0
07/2024	$222	BRL	1,231	0	(1)
FAR	07/2024	EUR	7,316	$7,968	133	0
07/2024	NZD	775	478	5	0
07/2024	$197	JPY	31,390	0	(2)
07/2024	208	NZD	340	0	0
08/2024	JPY	31,242	$197	2	0
08/2024	NZD	340	208	0	0
GLM	09/2024	$254	MXN	4,763	3	0
JPM	07/2024	BRL	1,229	$221	1	0
07/2024	IDR	1,806,289	111	1	0
07/2024	$226	BRL	1,229	0	(6)
07/2024	911	GBP	719	0	(2)
09/2024	BRL	1,237	$226	6	0
10/2024	CNH	191	27	0	0
MBC	07/2024	JPY	31,416	201	6	0
07/2024	$800	CAD	1,096	1	0
07/2024	2,595	GBP	2,051	0	(2)
08/2024	CAD	1,095	$800	0	(1)
08/2024	GBP	2,051	2,595	2	0
SCX	07/2024	$8,944	EUR	8,348	0	(4)
08/2024	EUR	8,348	$8,957	4	0
SSB	07/2024	1,032	1,120	14	0
TOR	07/2024	$158	NZD	258	0	(1)
08/2024	NZD	258	$158	1	0
UAG	07/2024	ZAR	53,223	2,933	11	0

Total Forward Foreign Currency Contracts	$246	$(21)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	10/31/2024	9,100	$8	$15
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/10/2024	12,900	8	9
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	9,000	0	10
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	7,100	0	8
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	8,100	0	8
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	2,700	0	3
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	3,600	0	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	07/08/2025	37,100	44	51

Total Purchased Options	$60	$109

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	900	$(1)	$0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	900	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	400	(1)	(2)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	200	(1)	0
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,300	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,300	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	1,100	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	1,100	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	700	(2)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	1,000	0	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	800	0	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	900	0	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	300	0	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	400	0	(4)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	800	(2)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	400	(2)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	600	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	600	(2)	(3)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	100	0	(1)

Total Written Options							$(41)	$(55)

(1)							Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$53,888	$0	$53,888
Industrials				0	5,084	0	5,084
Utilities				0	7,170	0	7,170
Municipal Bonds & Notes
California				0	929	0	929
New York				0	1,383	0	1,383
U.S. Government Agencies				0	116,341	0	116,341
U.S. Treasury Obligations				0	42,543	0	42,543
Non-Agency Mortgage-Backed Securities				0	39,164	133	39,297
Asset-Backed Securities				0	25,506	7	25,513
Sovereign Issues				0	2,119	0	2,119
Short-Term Instruments
Repurchase Agreements				0	50,125	0	50,125

Total Investments				$0	$344,252	$140	$344,392

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Government Agencies	$0	$(13,259)	$0	$(13,259)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	293	0	297
Over the counter	0	355	0	355

	$4	$648	$0	$652
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(68)	0	(69)
Over the counter	0	(76)	0	(76)

	$(1)	$(144)	$0	$(145)

Total Financial Derivative Instruments	$3	$504	$0	$507

Totals	$3	$331,497	$140	$331,640

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8% ¤
CORPORATE BONDS & NOTES 19.1%
BANKING & FINANCE 13.6%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$5,400	$5,456
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		3,900	3,964
American Honda Finance Corp. 6.025% due 01/10/2025 •		12,900	12,925
Asian Development Bank 6.550% due 01/26/2025	ZAR	262,000	14,223
Athene Global Funding 4.823% due 02/23/2027 ~	EUR	8,200	8,796
Banco Santander SA 3.496% due 03/24/2025		$23,000	22,664
Bank of America Corp. 4.700% due 09/22/2026 ~	EUR	11,600	12,514
Bank of Nova Scotia 5.450% due 06/12/2025		$10,500	10,482
Barclays PLC
5.304% due 08/09/2026 •		8,000	7,949
7.325% due 11/02/2026 •		13,400	13,638
BPCE SA 6.612% due 10/19/2027 •		20,200	20,520
Camden Property Trust 3.500% due 09/15/2024		200	199
Cape Lookout Re Ltd. 14.945% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		7,700	7,500
Capital One Financial Corp. 2.636% due 03/03/2026 •		24,200	23,686
Citibank NA 5.438% due 04/30/2026		14,050	14,104
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		10,400	9,836
Credit Agricole SA 1.907% due 06/16/2026 •		17,200	16,560
Credit Suisse AG 3.390% due 12/05/2025	EUR	8,200	8,779
Danske Bank AS
1.621% due 09/11/2026 •		$500	475
5.427% due 03/01/2028 •		8,000	8,008
Deutsche Bank AG
3.961% due 11/26/2025 •		24,000	23,798
6.586% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	19,087
Equinix, Inc. 2.625% due 11/18/2024		9,246	9,138
Equitable Financial Life Global Funding 0.800% due 08/12/2024		400	398
Extra Space Storage LP 3.500% due 07/01/2026		7,000	6,736
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	5,700	6,098
5.800% due 03/05/2027		$6,200	6,203
General Motors Financial Co., Inc. 5.400% due 05/08/2027		14,700	14,697
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •		25,300	25,317
HAT Holdings LLC 6.000% due 04/15/2025		4,000	3,999
HSBC Holdings PLC 6.934% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,254
HSBC USA, Inc. 5.625% due 03/17/2025		6,900	6,903
ING Groep NV 3.869% due 03/28/2026 •		12,700	12,518
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,480
5.571% due 04/22/2028 •		2,800	2,823
6.070% due 10/22/2027 •		8,300	8,447
6.139% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	19,139
6.278% (SOFRRATE + 0.920%) due 04/22/2028 ~		5,000	5,022
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	10,766
4.050% due 08/25/2025		18,000	17,758

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		4,500	4,497
Morgan Stanley
2.630% due 02/18/2026 •		46,400	45,492
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		7,500	7,531
NatWest Group PLC
5.583% due 03/01/2028 •		2,800	2,803
6.621% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,400	2,415
7.472% due 11/10/2026 •		5,600	5,725
NatWest Markets PLC 3.479% due 03/22/2025		19,000	18,714
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		4,500	4,452
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	2,939
3.450% due 06/02/2025		8,250	8,073
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		13,300	13,482
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,920
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	24,024
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	21,798
5.464% due 01/13/2026		12,600	12,604
Sumitomo Mitsui Trust Bank Ltd. 2.550% due 03/10/2025		10,100	9,899
Swedbank AB
3.356% due 04/04/2025		22,000	21,661
5.337% due 09/20/2027		20,000	19,937
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		2,000	1,928
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		15,200	15,208
UBS AG
3.700% due 02/21/2025		22,000	21,718
4.750% due 08/09/2024		19,300	19,276
UBS Group AG
2.193% due 06/05/2026 •		4,900	4,736
4.488% due 05/12/2026 •		10,000	9,884
4.550% due 04/17/2026		2,100	2,065
4.703% due 08/05/2027 •		5,000	4,909
6.327% due 12/22/2027 •		700	712
6.373% due 07/15/2026 •		6,200	6,231
VICI Properties LP 4.375% due 05/15/2025		4,300	4,247
Volkswagen Financial Services NV 1.875% due 12/03/2024	GBP	1,800	2,243
Wells Fargo & Co. 5.707% due 04/22/2028 •		$3,400	3,430

			754,412

INDUSTRIALS 3.9%
AbbVie, Inc. 4.800% due 03/15/2027		16,100	16,032
Amgen, Inc. 5.250% due 03/02/2025		17,300	17,268
Bayer U.S. Finance LLC 6.125% due 11/21/2026		600	607
Campbell Soup Co. 5.300% due 03/20/2026		11,300	11,277
CommonSpirit Health 1.547% due 10/01/2025		15,500	14,728
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,114
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,728
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~		23,000	23,053
Global Payments, Inc.
1.200% due 03/01/2026		3,300	3,073
2.650% due 02/15/2025		3,650	3,580
Hyundai Capital America
1.000% due 09/17/2024		22,000	21,773
6.512% due 08/04/2025 •		7,500	7,532
6.854% (SOFRRATE + 1.500%) due 01/08/2027 ~		17,300	17,566
National Football League 5.480% due 10/05/2028 «(f)		2,400	2,396
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	10,299
Qorvo, Inc. 1.750% due 12/15/2024		2,725	2,672
Renesas Electronics Corp. 1.543% due 11/26/2024		24,200	23,767
Rogers Communications, Inc. 2.950% due 03/15/2025		26,400	25,887

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

TD SYNNEX Corp. 1.250% due 08/09/2024	9,900	9,847
WRKCo, Inc. 3.750% due 03/15/2025	3,600	3,550

		218,749

UTILITIES 1.6%
AES Corp. 1.375% due 01/15/2026	22,500	21,095
Avangrid, Inc. 3.150% due 12/01/2024	800	791
Constellation Energy Generation LLC 3.250% due 06/01/2025	6,300	6,161
Enel Finance International NV
1.375% due 07/12/2026	3,200	2,964
2.650% due 09/10/2024	11,700	11,623
4.500% due 06/15/2025	19,600	19,345
Eversource Energy 0.800% due 08/15/2025	2,300	2,180
FirstEnergy Corp. 4.150% due 07/15/2027	300	288
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	10,100	10,147
Pacific Gas & Electric Co. 4.950% due 06/08/2025	14,200	14,078
Spire, Inc. 5.300% due 03/01/2026	1,500	1,497

		90,169

Total Corporate Bonds & Notes (Cost $1,079,836)		1,063,330

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024	1,100	1,085

Total Municipal Bonds & Notes (Cost $1,100)		1,085

U.S. GOVERNMENT AGENCIES 34.6%
Fannie Mae
0.600% due 10/25/2042 •(a)	9,161	996
0.700% due 11/25/2042 •(a)	8,952	558
1.000% due 01/25/2043	252	208
1.200% due 01/25/2042 •(a)	998	112
2.080% due 10/01/2026	3,780	3,540
2.500% due 05/25/2028 (a)	2,182	69
3.150% due 03/01/2026	11,350	10,973
3.590% due 12/01/2025	11,350	11,072
4.250% due 05/25/2033	119	115
4.525% due 03/01/2035 •	40	39
4.532% due 01/01/2028 •	1	1
4.763% due 12/25/2042 ~	541	529
5.152% due 12/01/2036 •	2	2
5.498% due 12/25/2036 •	189	184
5.500% due 08/25/2034	349	344
5.512% due 11/01/2034 •	58	58
5.700% due 01/25/2037 •	3	3
5.709% due 03/01/2035 •	547	549
5.717% due 09/01/2034 •	2	2
5.725% due 01/01/2035 •	366	366
5.750% due 03/25/2037 •	346	340
5.800% due 03/25/2037 - 03/25/2044 •	313	309
5.810% due 03/25/2037 •	17	17
5.830% due 07/25/2037 •	382	377
5.850% due 06/25/2032 - 10/25/2040 •	58	58
5.890% due 09/01/2035 •	138	138
5.900% due 12/25/2040 •	8	8
5.920% due 07/25/2037 •	492	490
5.950% due 08/25/2037 •	17	17
5.953% due 07/01/2035 •	63	63
5.955% due 09/01/2035 •	5	5
6.037% due 08/01/2035 •	116	120
6.095% due 11/01/2027 •	3	3
6.120% due 03/25/2038 •	17	17
6.124% due 01/25/2051 •	1,213	1,213
6.125% due 08/01/2029 •	33	33
6.133% due 08/01/2035 •	519	524
6.154% due 06/25/2034 •	53	52
6.156% due 04/01/2034 •	111	111
6.162% due 11/01/2035 •	6	6
6.170% due 10/01/2035 •	197	200
6.200% due 03/25/2038 - 01/25/2040 •	213	213
6.236% due 09/01/2032 •	112	112

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

6.274% due 12/01/2033 •	36	36
6.300% due 02/25/2040 •	122	122
6.314% due 07/01/2042 - 07/01/2044 •	111	110
6.364% due 09/01/2041 •	13	13
6.500% due 07/25/2031 - 09/01/2033	485	495
6.514% due 10/01/2030 - 11/01/2039 •	106	105
6.550% due 03/01/2035 •	45	46
6.708% due 07/01/2035 •	208	208
6.897% due 06/01/2035 •	24	24
7.000% due 04/01/2034	8	8
7.315% due 05/01/2035 •	30	30
7.508% due 06/01/2035 •	80	80
Freddie Mac
0.502% due 08/15/2043 •(a)	17,146	1,938
0.650% due 10/27/2025	62,200	58,651
0.680% due 08/06/2025	32,300	30,769
0.800% due 10/28/2026 (i)	83,100	75,914
0.964% due 08/15/2044 •	4,465	4,333
1.022% due 07/15/2036 •(a)	750	62
1.702% due 08/15/2036 •(a)	1,987	191
2.500% due 10/25/2049	111	95
2.920% due 01/25/2026	7,150	6,993
3.000% due 01/01/2027	291	283
3.000% due 03/15/2027 - 05/15/2027 (a)	2,875	76
3.250% due 10/25/2063	12,991	12,831
3.456% due 04/25/2025 ~	2,400	2,357
3.500% due 02/01/2047 - 06/01/2047	7,007	6,354
3.590% due 01/25/2025 ~	23,837	23,582
4.704% due 08/15/2032 ~	4	4
5.500% due 07/15/2034	235	232
5.720% due 08/25/2031 •	341	349
5.730% due 09/25/2031 •	545	555
5.778% due 02/15/2037 •	19	18
5.788% due 02/15/2037 •	27	26
5.848% due 05/15/2037 •	5	5
5.875% due 10/01/2035 •	151	154
5.898% due 11/15/2030 - 12/15/2031 •	14	14
5.968% due 05/15/2036 •	15	14
5.998% due 01/15/2042 •	11	11
6.000% due 12/15/2028 - 07/15/2029	10	10
6.229% due 04/01/2035 •	159	159
6.290% due 04/01/2035 •	143	144
6.303% due 01/15/2038 •	1,411	1,418
6.417% due 07/01/2027 •	2	2
6.488% due 03/01/2035 •	75	76
6.500% due 03/15/2029 - 07/25/2043	6,259	6,353
6.553% due 07/25/2044 •	962	891
6.558% due 02/01/2037 •	3	3
7.000% due 01/01/2030 - 04/01/2032	4	4
7.100% due 04/01/2035 •	138	138
7.327% due 07/01/2035 •	2	2
7.500% due 07/15/2030	20	21
7.500% due 08/01/2035 •	182	184
7.704% due 05/01/2037 •	11	11
8.000% due 12/01/2024	0	1
8.500% due 08/01/2024 - 11/01/2025	3	3
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	7	7
3.625% due 07/20/2027 - 07/20/2034 •	50	49
3.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	4	3
3.750% due 12/20/2026 •	1	1
3.875% (H15T1Y + 1.500%) due 06/20/2025 - 05/20/2026 ~	5	5
3.875% due 04/20/2027 - 05/20/2030 •	28	27
4.000% (H15T1Y + 1.500%) due 09/20/2024 ~	1	1
4.000% due 12/20/2027 - 07/20/2030 •	24	24
4.500% due 11/20/2026 •	1	1
4.500% due 08/20/2048	787	758
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	15	16
4.625% due 01/20/2027 - 02/20/2032 •	450	447
4.788% due 05/20/2041 ~	145	142
5.633% due 09/20/2071 - 09/20/2073 •	5,413	5,367
6.037% due 03/20/2065 - 07/20/2065 •	5,871	5,852
6.183% due 05/20/2074 •	502	506
6.237% due 05/20/2066 •	1,701	1,700
6.283% due 09/20/2073 •	13,635	13,725
6.293% due 08/20/2073 •	13,902	13,995
6.313% due 09/20/2073 •	4,627	4,659
6.337% due 04/20/2066 •	2,690	2,692
6.493% due 11/20/2072 •	75,629	76,794
6.503% due 11/20/2072 •	88,028	89,467
6.687% due 08/20/2070 •	16,938	17,344
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 04/01/2052	406,294	348,452
3.500% due 02/01/2047 - 12/01/2047	150,973	135,422
4.000% due 10/01/2047 - 09/01/2052	37,506	34,543
4.500% due 06/01/2025 - 09/01/2053	12,928	12,227

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 08/01/2025 - 06/01/2053	45,802	44,362
5.500% due 01/01/2025 - 12/01/2053	39,945	39,429
6.000% due 05/01/2025 - 01/01/2053	1,754	1,790
6.500% due 07/01/2034 - 03/01/2038	244	254
8.000% due 04/01/2030 - 11/01/2031	126	131
8.500% due 04/01/2025	1	1
9.500% due 07/01/2025 - 11/01/2025	1	1
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2054	21,000	17,168
4.000% due 07/01/2054 - 08/01/2054	174,500	159,757
4.500% due 08/01/2039 - 08/01/2054	297,050	280,122
5.000% due 07/01/2054 - 09/01/2054	355,700	343,822
5.500% due 08/01/2054	5,000	4,931
Vendee Mortgage Trust 6.500% due 05/15/2029	2,266	2,274

Total U.S. Government Agencies (Cost $2,018,919)		1,928,922

U.S. TREASURY OBLIGATIONS 20.3%
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	41,974	37,655
1.125% due 01/15/2033	39,152	36,241
U.S. Treasury Notes
3.625% due 05/15/2026	590,900	578,932
3.875% due 01/15/2026 (i)	149,500	147,272
4.125% due 01/31/2025	215,700	214,208
4.125% due 06/15/2026	50,000	49,432
4.375% due 11/30/2028 (k)	31,200	31,200
4.875% due 04/30/2026	36,100	36,158

Total U.S. Treasury Obligations (Cost $1,146,243)		1,131,098

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,709
280 Park Avenue Mortgage Trust 6.507% due 09/15/2034 •	10,200	9,893
ABN AMRO Mortgage Corp. 5.500% due 01/25/2034 «	15	14
American Home Mortgage Assets Trust 6.000% due 11/25/2035 •	240	219
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	7,981	6,880
Ashford Hospitality Trust 6.401% due 04/15/2035 •	1,032	1,025
Atrium Hotel Portfolio Trust
6.556% due 12/15/2036 •	8,766	8,588
6.576% due 06/15/2035 •	1,250	1,244
Austin Fairmont Hotel Trust 6.426% due 09/15/2032 •	3,600	3,595
BAMLL Commercial Mortgage Securities Trust
6.493% due 09/15/2038 •	4,100	3,892
7.343% due 03/15/2037 •	500	500
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	1,855	1,783
Banc of America Funding Trust
5.500% due 09/25/2035 «	226	212
5.558% due 05/25/2035 ~	57	52
6.023% due 02/20/2036 ~	182	168
Banc of America Mortgage Trust
4.982% due 02/25/2035 «~	41	37
5.114% due 09/25/2035 ~	1,000	869
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	31	22
5.036% due 11/25/2030 ~	5	5
5.049% due 08/25/2035 ~	486	404
5.064% due 08/25/2035 ~	3,172	2,829
5.075% due 01/25/2035 ~	191	176
5.125% due 01/25/2035 «~	1	1
5.700% due 01/25/2034 ~	4	4
5.752% due 08/25/2033 «~	28	26
6.333% due 08/25/2033 ~	164	156
6.375% due 02/25/2033 «~	2	2
6.500% due 04/25/2033 «~	114	109
6.566% due 10/25/2036 «~	43	39
Bear Stearns ALT-A Trust
4.571% due 04/25/2035 ~	873	832
4.984% due 09/25/2035 ~	922	533
5.310% due 05/25/2035 ~	237	221
6.197% due 09/25/2034 «~	83	75
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~	1,437	1,057
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •	398	374
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.740% due 01/25/2035 •	75	69

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Citigroup Mortgage Loan Trust
5.319% due 03/25/2036 ~		696	647
6.238% due 03/25/2034 ~		166	145
7.560% due 09/25/2035 •		7	7
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		10,400	10,243
Commercial Mortgage Trust
6.376% due 06/15/2034 •		3,400	3,395
6.743% due 12/15/2038 •		19,379	18,452
Countrywide Alternative Loan Trust 5.860% due 06/25/2036 •		338	150
Countrywide Home Loan Mortgage Pass-Through Trust 7.940% due 02/20/2036 •		3,765	3,340
Credit Suisse First Boston Mortgage Securities Corp. 6.056% due 03/25/2032 ~		191	177
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.792% due 10/25/2033 «~		15	14
Credit Suisse Mortgage Capital Trust 6.306% due 07/25/2050 ~		15,700	15,515
CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •		25,400	24,816
DBGS Mortgage Trust 6.838% due 10/15/2036 •		1,220	1,183
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.860% due 06/25/2037 •		6,424	5,305
DROP Mortgage Trust 6.593% due 10/15/2043 •		23,100	22,040
EMF-NL Prime BV 4.738% due 04/17/2041 •	EUR	3,000	2,853
Eurosail PLC 6.303% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,806	3,544
Extended Stay America Trust 6.523% due 07/15/2038 •		$1,452	1,448
First Horizon Alternative Mortgage Securities Trust
5.818% due 09/25/2034 «~		21	20
6.066% due 09/25/2035 ~		117	101
Ginnie Mae
6.133% due 04/20/2072 •		9,456	9,366
6.233% due 08/20/2073 •		4,558	4,573
6.833% due 08/20/2071 •		8,282	8,439
Great Hall Mortgages PLC
3.845% due 03/18/2039 •	EUR	32	34
5.763% due 06/18/2039 •		$982	979
GS Mortgage Securities Corp. Trust
6.394% due 12/15/2036 •		19,146	18,901
6.626% due 11/15/2032 •		4,418	4,398
6.694% due 12/15/2036 •		280	279
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		22,763	18,861
GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		151	140
5.546% due 09/25/2035 «~		14	12
6.000% due 03/25/2032 «		19	18
6.455% due 09/25/2035 ~		580	572
6.644% due 07/25/2035 ~		471	244
HarborView Mortgage Loan Trust 5.111% due 07/19/2035 ~		1,384	1,011
IndyMac INDX Mortgage Loan Trust 5.880% due 05/25/2046 •		908	783
InTown Mortgage Trust 7.818% due 08/15/2039 •		19,800	19,870
JP Morgan Chase Commercial Mortgage Securities Trust 6.793% due 12/15/2036 •		7,000	5,439
JP Morgan Mortgage Trust
4.946% due 08/25/2035 ~		804	649
6.292% due 04/25/2037 ~		109	85
6.408% due 07/25/2035 «~		11	10
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~		39	37
Morgan Stanley Capital Trust
6.393% due 12/15/2036 •		100	82
6.476% due 11/15/2034 •		6,195	6,169
Morgan Stanley Mortgage Loan Trust
4.388% due 08/25/2034 «~		42	38
5.500% due 11/25/2035		976	873
5.720% due 04/25/2035 •		712	689
5.780% due 01/25/2035 •		204	187
MortgageIT Mortgage Loan Trust 6.100% due 02/25/2035 «•		111	108
Natixis Commercial Mortgage Securities Trust
6.393% due 08/15/2038 •		5,200	4,909
7.152% due 03/15/2035 •		1,639	1,638
New Orleans Hotel Trust 6.365% due 04/15/2032 •		1,400	1,376
Newgate Funding PLC 4.319% due 12/15/2050 •	EUR	839	889

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •		$4,700	4,522
OBX Trust
3.000% due 01/25/2052 ~		21,065	17,481
5.000% due 10/25/2051 •		5,348	4,956
One Market Plaza Trust 3.614% due 02/10/2032		6,282	5,629
ONE Park Mortgage Trust 6.143% due 03/15/2036 •		2,450	2,382
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.020% due 12/25/2035 •		1,671	1,602
Prime Mortgage Trust 5.860% due 02/25/2034 •		127	118
RESIMAC Premier 6.094% due 02/03/2053 •		22,294	22,258
Ripon Mortgages PLC
0.000% due 08/28/2056 (c)	GBP	25,996	30,277
5.934% due 08/28/2056 •		30,353	38,373
6.134% due 08/28/2056 •		15,435	19,493
6.734% due 08/28/2056 •		1,792	2,256
8.234% due 08/28/2056 •		611	772
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		$3,500	3,318
Structured Adjustable Rate Mortgage Loan Trust 7.282% due 02/25/2034 ~		11	10
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		31	28
5.720% due 03/25/2037 •		38	15
6.020% due 02/25/2036 •		739	597
6.113% due 09/19/2032 •		146	139
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.351% due 06/25/2033 «~		7	6
SunTrust Adjustable Rate Mortgage Loan Trust 6.603% due 01/25/2037 ~		462	309
Thornburg Mortgage Securities Trust
4.726% due 12/25/2045 •		759	667
7.444% due 10/25/2045 •		882	867
Towd Point Mortgage Funding 6.583% due 07/20/2045 •	GBP	24,770	31,335
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,128	1,992
6.460% due 05/25/2058 •		3,409	3,490
TTAN 6.293% due 03/15/2038 •		39	38
UWM Mortgage Trust 5.000% due 12/25/2051 •		18,818	17,459
VASA Trust 6.343% due 07/15/2039 •		5,000	4,633
Waikiki Beach Hotel Trust 6.676% due 12/15/2033 •		10,699	10,593
WaMu Mortgage Pass-Through Certificates Trust
5.014% due 01/25/2036 ~		70	65
6.000% due 06/25/2034 «		376	360
6.040% due 10/25/2045 •		21	20
6.153% due 08/25/2046 •		21	20
6.200% due 11/25/2034 •		1,282	1,196
6.553% due 06/25/2042 •		159	145
Washington Mutual Mortgage Pass-Through Certificates Trust 5.975% due 02/25/2033 «~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $507,848)			505,090

ASSET-BACKED SECURITIES 14.6%
ACAS CLO Ltd. 6.479% due 10/18/2028 •		803	803
Anchorage Capital CLO Ltd. 6.730% due 07/15/2032 •		22,000	22,019
Apidos CLO
6.489% due 07/18/2029 •		5,996	6,002
6.596% due 04/20/2031 •		3,442	3,444
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		5,500	5,477
AREIT Trust 6.583% due 01/20/2037 •		18,860	18,719
Asset-Backed Securities Corp. Home Equity Loan Trust 5.963% due 06/15/2031 •		4	4
Atlas Static Senior Loan Fund Ltd. 7.079% due 07/15/2030 •		8,464	8,503
Bank of America Auto Trust 5.830% due 05/15/2026		4,976	4,980
Barings CLO Ltd. 6.656% due 01/20/2032 •		664	665
BDS Ltd. 6.796% due 12/16/2036 •		20,836	20,771
Bear Stearns Asset-Backed Securities Trust
6.460% due 11/25/2042 •		146	144

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

7.260% due 03/25/2043 •		1,122	1,054
Benefit Street Partners CLO Ltd. 6.540% due 10/15/2030 •		14,082	14,101
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	2,437	2,610
BlueMountain CLO Ltd. 6.670% due 07/15/2031 •		$6,692	6,698
BMW Vehicle Lease Trust 5.735% due 07/27/2026 •		4,000	4,004
BNPP AM Euro CLO DAC 4.506% due 04/15/2031 •	EUR	300	321
BSPDF Issuer Ltd. 6.643% due 10/15/2036 •		$7,122	6,944
BSPRT Issuer Ltd. 7.625% due 07/15/2039 •		22,000	22,080
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		24,000	23,889
6.023% due 07/15/2027 •		19,300	19,320
Carlyle Euro CLO DAC 4.718% due 08/15/2032 •	EUR	8,896	9,512
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031		232	247
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		$12,488	12,499
CarMax Auto Owner Trust 5.650% due 05/17/2027		3,200	3,204
Catamaran CLO Ltd. 6.686% due 04/22/2030 •		2,924	2,928
Centex Home Equity Loan Trust 6.390% due 09/25/2034 •		926	895
Chase Auto Owner Trust 5.660% due 05/26/2027		3,900	3,902
Chesapeake Funding LLC 5.520% due 05/15/2036		1,163	1,163
CIFC Funding Ltd.
6.535% due 10/24/2030 •		13,309	13,329
6.689% due 07/18/2031 •		4,065	4,070
Citibank Credit Card Issuance Trust 6.052% due 08/07/2027 •		12,900	12,962
Citizens Auto Receivables Trust 5.840% due 01/18/2028		900	904
Countrywide Asset-Backed Certificates Trust
5.880% due 01/25/2045 «•		173	168
6.180% due 07/25/2034 •		404	405
6.210% due 03/25/2034 •		270	271
CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •		9,484	9,510
Dryden Senior Loan Fund 6.610% due 04/15/2029 •		13,106	13,117
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		11,151	11,043
5.760% due 10/22/2029		8,757	8,766
EquiFirst Mortgage Loan Trust 5.940% due 01/25/2034 «•		153	142
Exeter Automobile Receivables Trust 6.070% due 12/15/2025		1,859	1,860
First Franklin Mortgage Loan Asset-Backed Certificates 6.285% due 05/25/2034 •		843	813
Fremont Home Loan Trust 5.520% due 01/25/2037 •		169	76
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		26,508	26,519
GLS Auto Receivables Issuer Trust 4.590% due 05/15/2026		139	139
GM Financial Consumer Automobile Receivables Trust 5.723% due 03/16/2027 •		13,500	13,507
GPMT Ltd.
6.696% due 07/16/2035 •		11,445	11,325
6.810% due 12/15/2036 •		19,405	19,065
GSAMP Trust
3.845% due 11/25/2034 •		1,031	960
5.530% due 12/25/2036 •		1,345	636
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		22,500	22,029
Home Equity Asset Trust 6.020% due 08/25/2036 •		5,160	5,043
HSI Asset Securitization Corp. Trust 5.560% due 10/25/2036 •		29	11
Hyundai Auto Lease Securitization Trust 5.973% due 04/15/2025 •		24	24
LAD Auto Receivables Trust 6.090% due 06/15/2026		562	562
LCM Ltd. 6.425% due 07/20/2030 •		10,174	10,177
LoanCore Issuer Ltd. 6.743% due 07/15/2036 •		8,400	8,384

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Lument Finance Trust, Inc. 6.613% due 06/15/2039 •		15,397	15,377
Madison Park Euro Funding DAC 4.706% due 07/15/2032 •	EUR	4,998	5,320
Madison Park Funding Ltd. 6.556% due 07/27/2031 •		$5,461	5,464
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		765	764
MF1 LLC 7.489% due 06/19/2037 •		22,500	22,536
MF1 Ltd. 6.689% due 02/19/2037 •		22,279	22,140
Mid-State Trust 4.864% due 07/15/2038		64	63
Morgan Stanley ABS Capital, Inc. Trust
5.710% due 05/25/2037 •		2,959	2,597
6.165% due 12/25/2034 •		350	328
Morgan Stanley IXIS Real Estate Capital Trust 5.510% due 11/25/2036 •		13	4
Mountain View CLO LLC 6.629% due 01/16/2031 •		1,518	1,518
New Century Home Equity Loan Trust 6.180% due 03/25/2035 •		2,002	1,969
NovaStar Mortgage Funding Trust 5.780% due 05/25/2036 •		1,275	1,248
OCP Euro CLO DAC 4.777% due 09/22/2034 •	EUR	3,200	3,415
Oscar U.S. Funding LLC 2.820% due 04/10/2029		$23,000	22,069
Pagaya AI Debt Selection Trust 6.660% due 07/15/2031		217	218
Palmer Square CLO Ltd. 6.579% due 10/17/2031 •		9,139	9,147
PFP Ltd.
6.444% due 08/09/2037 •		111	110
7.605% due 08/19/2035 •		18,600	18,628
RAAC Trust 6.160% due 03/25/2034 «•		50	48
Ready Capital Mortgage Financing LLC
6.660% due 11/25/2036 •		1,575	1,568
6.985% due 01/25/2037 •		18,696	18,665
Regatta Funding Ltd. 6.523% due 10/25/2031 •		2,500	2,504
Renaissance Home Equity Loan Trust 6.160% due 08/25/2032 «•		40	36
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		413	415
RR 3 Ltd. 6.680% due 01/15/2030 •		840	842
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026		1,892	1,892
Saranac CLO Ltd. 7.209% due 06/22/2030 •		492	492
Saxon Asset Securities Trust 2.349% due 03/25/2035 •		262	234
Securitized Asset-Backed Receivables LLC Trust
5.580% due 12/25/2036 •		2,845	633
5.590% due 05/25/2037 •		345	255
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027		1,800	1,801
SLM Student Loan Trust 4.269% due 12/15/2033 •	EUR	476	479
SMB Private Education Loan Trust
3.940% due 02/16/2055		$14,238	13,480
5.380% due 07/05/2053		2,500	2,502
5.670% due 11/15/2052		11,063	11,179
6.783% due 02/16/2055 •		14,238	14,336
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		335	335
Sound Point CLO Ltd.
6.565% due 07/25/2030 •		9,956	9,963
6.566% due 10/20/2030 •		14,231	14,244
6.796% due 07/20/2032 •		23,000	23,059
Soundview Home Loan Trust 5.580% due 11/25/2036 •		1,106	306
Structured Asset Investment Loan Trust
6.165% due 03/25/2034 •		1,756	1,742
6.360% due 09/25/2034 •		82	78
Structured Asset Securities Corp. 6.120% due 02/25/2035 «•		40	40
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		2,350	2,353
Synchrony Card Funding LLC 5.740% due 10/15/2029		17,600	17,813
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		20,346	20,365

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	2,079	2,227
Towd Point HE Trust 0.918% due 02/25/2063 ~		$3,377	3,244
Toyota Auto Receivables Owner Trust 5.050% due 01/15/2026		230	230
TPG Real Estate Finance Issuer Ltd.
6.643% due 03/15/2038 •		13,625	13,540
6.979% due 02/15/2039 •		22,753	22,653
TSTAT Ltd. 6.925% due 07/20/2031 •		4,959	4,967
Venture CLO Ltd.
6.470% due 04/15/2027 •		5	5
6.636% due 07/20/2030 •		5,676	5,684
6.716% due 04/20/2032 •		22,000	22,013
Vibrant CLO Ltd. 6.626% due 09/15/2030 •		264	264
VMC Finance LLC 6.546% due 06/16/2036 •		1,369	1,366
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •		280	280
Wind River CLO Ltd. 6.670% due 07/15/2031 •		23,000	23,012

Total Asset-Backed Securities (Cost $823,572)			816,778

SOVEREIGN ISSUES 2.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	661,200	109,495
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,300	11,480

Total Sovereign Issues (Cost $124,287)			120,975

SHORT-TERM INSTRUMENTS 7.0%
COMMERCIAL PAPER 3.4%
AES Corp. 5.900% due 07/23/2024		1,100	1,095
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024		9,500	9,493
5.510% due 07/11/2024		4,450	4,441
5.510% due 07/12/2024		2,250	2,245
5.510% due 07/16/2024		5,000	4,986
5.510% due 07/17/2024		5,700	5,683
5.520% due 07/08/2024		600	599
Bacardi-Martini BV
5.830% due 08/15/2024		1,000	992
5.850% due 07/18/2024		3,700	3,688
Campbell Soup Co.
5.550% due 07/01/2024		1,750	1,749
5.550% due 08/01/2024		1,100	1,094
5.550% due 08/05/2024		1,500	1,491
Constellation Brands, Inc.
5.610% due 07/09/2024		900	898
5.610% due 07/23/2024		1,250	1,245
5.640% due 07/15/2024		2,050	2,044
5.650% due 07/30/2024		350	348
5.660% due 07/16/2024		800	798
5.660% due 07/19/2024		5,900	5,880
5.680% due 07/22/2024		5,900	5,877
Constellation Energy Generation LLC 5.540% due 07/09/2024		11,300	11,279
Crown Castle, Inc.
5.840% due 07/09/2024		18,050	18,018
5.840% due 08/01/2024		9,450	9,398
Entergy Corp.
5.550% due 07/18/2024		5,400	5,384
5.550% due 07/24/2024		2,750	2,739
5.550% due 07/25/2024		3,050	3,037
5.550% due 08/01/2024		250	249
Global Payments, Inc. 5.970% due 07/01/2024		8,600	8,596
Huntington Ingalls Industries, Inc.
5.880% due 07/01/2024		2,150	2,149
5.880% due 07/02/2024		2,000	1,999
Intercontinental Exchange, Inc.
5.500% due 07/03/2024		1,850	1,849
5.510% due 07/16/2024		4,200	4,188
5.510% due 07/22/2024		1,750	1,744
5.510% due 07/24/2024		250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024		1,150	1,146
5.520% due 08/01/2024		6,200	6,168

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

L3Harris Technologies, Inc.
5.520% due 07/22/2024	4,900	4,882
5.550% due 07/29/2024	3,450	3,434
Marathon Oil Corp. 5.830% due 07/05/2024	2,700	2,697
Marriott International, Inc. 5.530% due 08/13/2024	2,350	2,333
NextEra Energy Capital Holdings, Inc.
5.570% due 08/12/2024	2,300	2,284
5.570% due 08/13/2024 (b)	13,050	12,957
5.580% due 08/12/2024	3,500	3,476
Parker Hannifin Corp.
5.520% due 08/27/2024	4,600	4,558
5.520% due 08/28/2024	4,600	4,557
Penske Truck Leasing Co. LP 5.510% due 08/02/2024	4,000	3,978
Southern California Edison Co. 5.600% due 07/08/2024	8,800	8,786
Targa Resources Corp. 6.000% due 07/08/2024	650	649
VW Credit, Inc.
5.530% due 07/09/2024	950	948
5.540% due 07/10/2024	400	399

		188,776

REPURCHASE AGREEMENTS (g) 3.3%		183,195

SHORT-TERM NOTES 0.2%
SBNA Auto Lease Trust 5.584% due 05/20/2025	10,486	10,488

U.S. TREASURY BILLS 0.1%
5.361% due 07/30/2024 (c)(d)(k)	9,000	8,962

Total Short-Term Instruments (Cost $391,512)		391,421

Total Investments in Securities (Cost $6,093,317)		5,958,699

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short Asset Portfolio	23,374,585	227,996
PIMCO Short-Term Floating NAV Portfolio III	20,079,574	195,354

Total Short-Term Instruments (Cost $422,944)		423,350

Total Investments in Affiliates (Cost $422,944)		423,350

Total Investments 114.4% (Cost $6,516,261)		$6,382,049
Financial Derivative Instruments (h)(j) 0.3%(Cost or Premiums, net $(491))		17,762
Other Assets and Liabilities, net (14.8)%		(822,768)

Net Assets 100.0%		$5,577,043

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Principal amount of security is adjusted for inflation.
(f)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

National Football League				5.480%	10/05/2028	03/14/2024		$2,400	$2,396	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.410%	07/01/2024	07/02/2024	$100	U.S. Treasury Notes 1.375% due 11/15/2031			$(103)	$100	$100
	5.430	06/28/2024	07/01/2024	28,300	U.S. Treasury Notes 3.875% due 12/31/2029			(28,271)	28,300	28,313
FICC	2.600	06/28/2024	07/01/2024	1,395	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026			(1,423)	1,395	1,395
SAL	5.270	06/28/2024	07/01/2024	6,800	U.S. Treasury Notes 4.875% due 11/30/2025			(6,962)	6,800	6,803
	5.400	06/28/2024	07/01/2024	32,100	U.S. Treasury Notes 0.750% due 03/31/2026			(32,788)	32,100	32,115
	5.410	07/01/2024	07/02/2024	114,500	U.S. Treasury Notes 5.000% due 09/30/2025			(118,195)	114,500	114,500

Total Repurchase Agreements								$(187,742)	$183,195	$183,226

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (10.5)%
Uniform Mortgage-Backed Security, TBA						3.000%	08/01/2054	$418,700	$(359,262)	$(356,549)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2054	176,500	(154,910)	(156,258)
Uniform Mortgage-Backed Security, TBA						4.500	07/15/2054	77,000	(73,078)	(72,599)

Total Short Sales (10.5)%									$(587,250)	$(585,406)

(1)								Includes accrued interest.
(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures					$109.000	07/26/2024	45	$45	$(13)	$(17)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures					112.000	07/26/2024	45	45	(13)	(6)

Total Written Options									$(26)	$(23)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	17,686	$3,611,813	$5,635	$0	$(415)
U.S. Treasury 5-Year Note September Futures	09/2024	3,760	400,734	2,080	0	(411)

$7,715	$0	$(826)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	8	$(7,103)	$12	$28	$(9)
U.S. Treasury 10-Year Note September Futures	09/2024	3,427	(376,916)	(3,748)	910	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	4,738	(537,911)	(4,421)	2,295	0

$(8,157)	$3,233	$(9)

Total Futures Contracts	$(442)	$3,233	$(835)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.199%	$25,000	$291	$(188)	$103	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.266	2,100	101	(50)	51	1	0

$392	$(238)	$154	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	50,400	$534	$(285)	$249	$0	$(67)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	JPY	4,720,000	(83)	6,005	5,922	159	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	$140,000	(392)	(669)	(1,061)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024	77,960	0	(964)	(964)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	79,400	0	(577)	(577)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	94,100	(645)	(1,818)	(2,463)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	86,100	(269)	(1,166)	(1,435)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	9,900	(76)	(163)	(239)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	9,900	(76)	(163)	(239)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	9,900	(75)	(159)	(234)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025	117,800	195	116	311	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025	76,700	(23)	85	62	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026	337,500	1,998	840	2,838	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	150,400	(572)	(8,651)	(9,223)	0	(123)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	10,400	(22)	(174)	(196)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	97,400	0	1,416	1,416	113	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		30,900	(74)	(299)	(373)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		15,400	(36)	(125)	(161)	0	(26)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		64,400	143	305	448	142	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		28,900	(100)	(1,123)	(1,223)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		8,000	(22)	(233)	(255)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		7,500	(24)	(172)	(196)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		45,000	0	1,432	1,432	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		18,500	0	585	585	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	352	352	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	212	212	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	167	167	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	52	52	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	617	617	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	453	453	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	539	539	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	60	60	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	191	191	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	273	273	43	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		34,710	3,582	1,919	5,501	165	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		23,200	0	(447)	(447)	155	0
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	NZD	566,600	(110)	2,973	2,863	0	(42)

							$3,853	$1,404	$5,257	$1,340	$(536)

Total Swap Agreements							$4,245	$1,166	$5,411	$1,342	$(536)

(i)	Securities with an aggregate market value of $28,155 and cash of $32,655 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2024		NZD	6,245			$3,832	$28		$0
		07/2024			$874		NZD	1,426	0		(5)
		08/2024		NZD	1,426			$874	5		0
BOA		07/2024		KRW	76,391			56	1		0
BPS		07/2024		GBP	114,816			146,667	1,528		0
		07/2024		KRW	75,819			55	0		0
		07/2024			$1,152		JPY	179,100	0		(39)
		09/2024		CNH	2,189			$305	4		0
		10/2024			613			86	1		0
BRC		07/2024			$363		DKK	2,494	0		(5)
		09/2024		MXN	3,671			$196	0		(2)
BSH		07/2024		BRL	510,300			101,240	9,954		0
		07/2024			$91,799		BRL	510,300	0		(512)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

CBK	07/2024	CAD	19,268	$14,145	61	0
07/2024	SEK	3,155	297	0	(1)
07/2024	$5,591	GBP	4,395	0	(35)
07/2024	ZAR	474	$26	0	0
09/2024	INR	8,371	100	0	0
DUB	07/2024	KRW	41,440	30	0	0
08/2024	$4,334	BRL	22,309	0	(358)
FAR	07/2024	EUR	59,453	$64,753	1,082	0
07/2024	$1,672	NZD	2,741	0	(2)
08/2024	NZD	2,741	$1,672	2	0
GLM	07/2024	BRL	583,400	106,625	2,262	0
07/2024	$107,859	BRL	583,400	0	(3,496)
07/2024	ZAR	102,476	$5,601	0	(24)
10/2024	$5,529	BRL	30,344	0	(157)
04/2025	BRL	629,000	$112,761	3,695	0
JPM	07/2024	137,425	25,862	1,278	0
07/2024	DKK	3,764	540	0	0
07/2024	KRW	51,143	37	0	0
07/2024	$24,825	BRL	137,425	0	(242)
07/2024	14,850	GBP	11,724	0	(30)
07/2024	ZAR	194,111	$10,545	0	(111)
08/2024	$540	DKK	3,757	0	0
09/2024	19,360	BRL	105,818	0	(563)
10/2024	CNH	1,326	$185	2	0
04/2025	BRL	32,200	5,729	145	0
MBC	07/2024	GBP	452	574	2	0
07/2024	$14,082	CAD	19,280	12	0
08/2024	CAD	19,267	$14,082	0	(12)
MYI	07/2024	BRL	135,153	24,313	136	0
07/2024	DKK	2,583	370	0	(1)
07/2024	$26,165	BRL	135,153	0	(1,988)
07/2024	299	SEK	3,159	0	(1)
08/2024	SEK	3,154	$299	1	0
08/2024	$370	DKK	2,579	1	0
09/2024	INR	762	$9	0	0
RBC	07/2024	$125,731	GBP	99,149	0	(397)
08/2024	GBP	99,149	$125,753	395	0
SCX	07/2024	KRW	38,474	28	0	0
07/2024	$79,022	EUR	73,756	0	(33)
08/2024	EUR	73,756	$79,138	34	0
09/2024	CNH	685	96	1	0
09/2024	INR	6,316	75	0	0
SSB	07/2024	EUR	14,303	15,516	198	0
TOR	07/2024	$1,272	NZD	2,078	0	(7)
08/2024	NZD	2,078	$1,272	7	0
UAG	07/2024	$561	DKK	3,860	0	(6)

Total Forward Foreign Currency Contracts	$20,835	$(8,027)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	10/31/2024	153,400	$129	$257
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/10/2024	235,600	141	166
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	155,800	0	170
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	118,700	0	130
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	143,500	0	133
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	16,200	0	18
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	36,000	0	45
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	76,900	0	92
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	07/08/2025	675,000	810	930

Total Purchased Options	$1,080	$1,941

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	7,300	$(11)	$(1)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	7,300	(11)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	7,800	(29)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	7,800	(29)	(39)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	5,400	(18)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	5,400	(18)	(3)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	24,700	(51)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	24,700	(51)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	19,900	(67)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	19,900	(67)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	6,700	(20)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	6,700	(20)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	9,200	(33)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	9,200	(33)	(60)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	17,300	0	(156)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	13,100	0	(112)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	15,900	0	(112)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	1,800	0	(14)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	4,000	0	(39)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	8,500	0	(75)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	10,500	(26)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	10,500	(26)	(4)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	5,900	(11)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	5,900	(11)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	4,900	(19)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	4,900	(19)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	8,000	(21)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	3,900	(14)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	3,900	(14)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	8,000	(21)	(35)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	4,200	(7)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	4,200	(7)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	700	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	700	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	700	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	700	(1)	(2)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	2,800	(9)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	2,800	(9)	(13)

Total Written Options							$(676)	$(939)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.149%	$38,000	$(1,834)	$1,713	$0	$(121)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	3,000	(144)	130	0	(14)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	600	(53)	46	0	(7)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	1,800	(88)	86	0	(2)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	7,200	(352)	345	0	(7)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	1,800	(65)	56	0	(9)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	9,200	(444)	415	0	(29)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	1,100	(40)	35	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	600	(53)	46	0	(7)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.926	11,400	1,594	(295)	1,299	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	9,400	(425)	380	0	(45)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	10,800	(963)	830	0	(133)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	46,800	(2,247)	2,098	0	(149)

Total Swap Agreements							$(5,114)	$5,885	$1,299	$(528)

(k)

Securities with an aggregate market value of $1,915 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$752,484	$1,928		$754,412
Industrials					0	216,353	2,396		218,749
Utilities					0	90,169	0		90,169
Municipal Bonds & Notes
Texas					0	1,085	0		1,085
U.S. Government Agencies					0	1,928,922	0		1,928,922
U.S. Treasury Obligations					0	1,131,098	0		1,131,098
Non-Agency Mortgage-Backed Securities					0	503,937	1,153		505,090
Asset-Backed Securities					0	816,344	434		816,778
Sovereign Issues					0	120,975	0		120,975
Short-Term Instruments
Commercial Paper					0	188,776	0		188,776
Repurchase Agreements					0	183,195	0		183,195
Short-Term Notes					0	10,488	0		10,488
U.S. Treasury Bills					0	8,962	0		8,962

					$0	$5,952,788	$5,911		$5,958,699
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Central Funds Used for Cash Management Purposes	$423,350	$0	$0	$423,350

Total Investments	$423,350	$5,952,788	$5,911	$6,382,049

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(585,406)	$0	$(585,406)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	4,547	0	4,575
Over the counter	0	24,075	0	24,075

	$28	$28,622	$0	$28,650
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(1,385)	0	(1,394)
Over the counter	0	(9,494)	0	(9,494)

	$(9)	$(10,879)	$0	$(10,888)

Total Financial Derivative Instruments	$19	$17,743	$0	$17,762

Totals	$423,369	$5,385,125	$5,911	$5,814,405

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2024 (Unaudited)

bhn(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.0% ¤
CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 5.8%
American Honda Finance Corp. 5.000% due 05/23/2025	$800	$797
Camden Property Trust 3.500% due 09/15/2024	1,100	1,094
Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,077
4.250% due 04/30/2025	500	494
Citibank NA 5.438% due 04/30/2026	900	904
Equitable Financial Life Global Funding 0.800% due 08/12/2024	1,300	1,292
GA Global Funding Trust
0.800% due 09/13/2024	1,000	989
3.850% due 04/11/2025	1,000	984
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •	1,600	1,601
JPMorgan Chase & Co. 6.139% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,002
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,244
Morgan Stanley 2.630% due 02/18/2026 •	2,900	2,843
Pricoa Global Funding 4.200% due 08/28/2025	900	887
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •	800	801
Wells Fargo & Co. 5.707% due 04/22/2028 •	800	807
Wells Fargo Bank NA 5.254% due 12/11/2026	800	801

		17,617

INDUSTRIALS 1.3%
AbbVie, Inc. 4.800% due 03/15/2027	1,000	996
American Airlines Pass-Through Trust 3.575% due 07/15/2029	965	913
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	1,002
Hyundai Capital America 5.300% due 03/19/2027	1,000	998

		3,909

UTILITIES 0.7%
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,053
Southern California Edison Co. 5.350% due 03/01/2026	900	898

		1,951

Total Corporate Bonds & Notes (Cost $23,907)		23,477

U.S. GOVERNMENT AGENCIES 32.4%
Fannie Mae
0.800% due 01/25/2040 •(a)	595	46
2.000% due 06/25/2042	1,008	923
2.080% due 10/01/2026	200	187
2.500% due 11/01/2027 - 06/01/2028	395	380
3.000% due 04/01/2027 - 06/01/2028	82	78
3.150% due 03/01/2026	600	580
3.590% due 12/01/2025	600	585
4.000% due 01/25/2033	3	3
4.430% due 08/01/2028	500	493
4.464% due 09/01/2028 •	4	4
4.500% due 01/01/2036	131	128
4.763% due 12/25/2042 ~	28	27
5.725% due 01/01/2035 •	16	16
5.900% due 10/25/2030 •	7	6

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

5.953% due 07/01/2035 •	3	3
6.124% due 01/25/2051 •	485	485
6.314% due 07/01/2042 •	26	26
6.336% due 05/01/2038 •	94	97
6.364% due 09/01/2041 •	65	65
6.413% due 11/01/2034 •	62	64
6.514% due 08/01/2030 •	26	26
6.897% due 06/01/2035 •	50	50
Freddie Mac
0.000% due 05/15/2037 (b)(c)	48	43
0.650% due 10/22/2025 - 10/27/2025	10,600	10,007
0.680% due 08/06/2025	8,300	7,907
0.800% due 10/28/2026	2,600	2,375
0.964% due 08/15/2044 •	220	213
1.002% due 04/15/2037 •(a)	542	45
2.920% due 01/25/2026	250	245
3.000% due 01/01/2027 - 05/01/2029	67	65
3.250% due 10/25/2063	702	694
3.590% due 01/25/2025 ~	1,180	1,167
4.000% due 08/01/2048	991	926
5.500% due 01/25/2047	433	427
5.769% due 09/25/2024 •	24	24
5.793% due 07/15/2044 •	258	260
5.843% due 12/15/2042 •	307	308
5.998% due 07/15/2041 •	290	287
6.168% due 05/15/2037 •	116	116
6.224% due 12/15/2050 •	392	389
6.353% due 02/25/2045 •	187	179
6.500% due 07/25/2043	258	261
7.327% due 07/01/2035 •	10	10
Ginnie Mae
3.000% due 03/20/2030 - 06/20/2030	173	166
3.625% (H15T1Y + 1.500%) due 07/20/2025 ~	2	2
3.625% due 07/20/2030 •	12	12
3.750% (H15T1Y + 1.500%) due 10/20/2025 ~	9	9
3.875% (H15T1Y + 1.500%) due 06/20/2025 ~	1	1
3.875% due 04/20/2027 - 05/20/2027 •	12	11
4.500% due 08/20/2048	928	893
5.659% due 09/20/2067 •	1,173	1,182
5.899% due 06/20/2065 •	91	91
5.937% due 07/20/2067 •	497	495
5.983% due 02/20/2074 •	483	482
6.037% due 03/20/2065 •	820	818
6.067% due 03/20/2065 •	718	716
6.207% due 10/20/2066 •	478	479
6.237% due 05/20/2066 - 07/20/2066 •	517	517
6.287% due 04/20/2066 •	622	622
6.337% due 04/20/2066 - 09/20/2069 •	1,082	1,083
6.493% due 11/20/2072 •	502	510
6.503% due 11/20/2072 •	607	617
6.687% due 08/20/2070 •	1,131	1,158
Uniform Mortgage-Backed Security
2.500% due 05/01/2028	389	372
3.000% due 12/01/2026 - 04/01/2052	15,586	13,416
3.500% due 05/01/2032 - 11/01/2047	5,578	5,065
4.000% due 08/01/2048 - 08/01/2052	8,814	8,080
4.500% due 08/01/2024 - 05/01/2034	888	860
5.000% due 06/01/2053 - 08/01/2053	4,108	3,975
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2054	900	736
4.500% due 08/01/2054	8,900	8,393
5.000% due 08/01/2054	16,000	15,463
5.500% due 08/01/2054	2,000	1,972

Total U.S. Government Agencies (Cost $102,738)		98,416

U.S. TREASURY OBLIGATIONS 20.6%
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032	2,374	2,129
1.125% due 01/15/2033	2,210	2,046
U.S. Treasury Notes
3.625% due 05/15/2026	40,200	39,386
3.875% due 04/30/2025	5,100	5,045
3.875% due 01/15/2026	7,400	7,290
4.125% due 01/31/2025	4,800	4,767
4.875% due 04/30/2026	1,900	1,903

Total U.S. Treasury Obligations (Cost $63,504)		62,566

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.2%
280 Park Avenue Mortgage Trust 6.507% due 09/15/2034 •	900	873
Atrium Hotel Portfolio Trust 6.556% due 12/15/2036 •	793	777
Austin Fairmont Hotel Trust 6.426% due 09/15/2032 •	900	899

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 6.493% due 09/15/2038 •	900	854
Banc of America Funding Trust 5.558% due 05/25/2035 ~	114	104
Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,518
6.626% due 07/15/2037 •	900	884
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
5.011% due 02/25/2036 «~	3	2
5.700% due 01/25/2034 ~	19	18
Bear Stearns ALT-A Trust 5.310% due 05/25/2035 ~	98	91
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •	900	845
BX Trust 6.078% due 04/15/2039 •	400	393
Citigroup Mortgage Loan Trust
6.466% due 09/25/2035 •	7	7
7.560% due 09/25/2035 •	13	12
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •	900	886
Commercial Mortgage Trust
6.376% due 06/15/2034 •	900	899
6.743% due 12/15/2038 •	740	705
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~	26	24
5.069% due 02/20/2035 «~	5	5
7.940% due 02/20/2036 •	160	142
Credit Suisse First Boston Mortgage Securities Corp. 6.056% due 03/25/2032 ~	11	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.215% due 11/25/2061 ~	241	237
6.843% due 07/15/2038 •	100	91
CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •	1,300	1,270
DROP Mortgage Trust 6.593% due 10/15/2043 •	1,100	1,050
Extended Stay America Trust 6.523% due 07/15/2038 •	817	815
Fannie Mae 5.843% due 03/25/2049 •	552	546
Ginnie Mae
6.133% due 04/20/2072 •	498	493
6.233% due 01/20/2073 •	507	509
6.233% due 08/20/2073 •	1,129	1,133
6.333% due 05/20/2073 •	993	1,001
6.433% due 05/20/2073 •	1,085	1,101
6.483% due 05/20/2073 •	785	796
6.833% due 08/20/2071 •	487	496
GS Mortgage Securities Trust 3.206% due 02/10/2048	156	155
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	804	640
3.000% due 09/25/2052 ~	896	743
GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~	95	87
5.110% due 06/25/2034 «~	136	125
Hawaii Hotel Trust 6.776% due 05/15/2038 •	1,300	1,298
Impac CMB Trust 6.160% due 02/25/2036 •	310	284
JP Morgan Chase Commercial Mortgage Securities Trust 6.793% due 12/15/2036 •	900	699
JP Morgan Mortgage Trust 6.394% due 04/25/2035 «~	18	18
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~	153	142
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.303% due 08/15/2032 •	232	217
Merrill Lynch Mortgage Investors Trust 5.783% due 02/25/2035 ~	47	44
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,554	1,531
New Orleans Hotel Trust 6.365% due 04/15/2032 •	900	885
OBX Trust
3.000% due 01/25/2052 ~	758	629
5.000% due 10/25/2051 •	830	769
One Market Plaza Trust 3.614% due 02/10/2032	1,315	1,178
Prime Mortgage Trust 5.860% due 02/25/2034 •	6	6
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •	1,900	1,801

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~	19	17
5.720% due 03/25/2037 •	106	40
5.953% due 07/19/2035 •	30	28
6.113% due 09/19/2032 •	8	8
6.213% due 05/19/2035 «•	318	297
UWM Mortgage Trust 5.000% due 12/25/2051 •	844	783
Waikiki Beach Hotel Trust 6.676% due 12/15/2033 •	1,250	1,238
WaMu Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2045 •	25	24
6.000% due 12/25/2045 •	26	25
6.040% due 10/25/2045 •	17	16
6.223% due 01/25/2046 •	128	116
6.553% due 06/25/2042 •	6	6
Wells Fargo Mortgage-Backed Securities Trust 3.933% due 11/25/2048 ~	731	680

Total Non-Agency Mortgage-Backed Securities (Cost $35,394)		34,016

ASSET-BACKED SECURITIES 8.4%
Asset-Backed Securities Corp. Home Equity Loan Trust 7.093% due 03/15/2032 «•	32	32
Bank of America Auto Trust 5.830% due 05/15/2026	280	280
BDS Ltd. 7.142% due 03/19/2039 •	1,700	1,693
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,000	995
6.023% due 07/15/2027 •	900	901
CarMax Auto Owner Trust
3.490% due 02/16/2027	511	504
5.650% due 05/17/2027	500	501
Carvana Auto Receivables Trust 5.420% due 04/10/2028	1,000	998
Chase Auto Owner Trust 5.480% due 04/26/2027	800	800
Chesapeake Funding LLC
5.520% due 05/15/2036	775	775
6.103% due 05/15/2036 •	775	776
Citibank Credit Card Issuance Trust 6.052% due 08/07/2027 •	900	904
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •	11	5
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	157	155
4.380% due 07/20/2029	1,024	1,014
5.760% due 10/22/2029	401	402
Exeter Automobile Receivables Trust 6.070% due 12/15/2025	143	143
FCCU Auto Receivables Trust 5.760% due 11/15/2027	700	700
Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	496
6.093% due 08/15/2025 •	38	38
Fremont Home Loan Trust 5.520% due 01/25/2037 •	6	3
FS Rialto Issuer LLC 7.233% due 01/19/2039 •	1,100	1,103
GLS Auto Receivables Issuer Trust 4.590% due 05/15/2026	17	17
GM Financial Consumer Automobile Receivables Trust 5.723% due 03/16/2027 •	800	800
GSAMP Trust 5.530% due 12/25/2036 •	43	20
Hertz Vehicle Financing LLC 3.730% due 09/25/2026	900	881
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •	71	21
LAD Auto Receivables Trust 5.210% due 06/15/2027	344	343
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	700	700
MF1 LLC 7.489% due 06/19/2037 •	900	902
Mosaic Solar Loan Trust 2.640% due 01/20/2053	680	579
Navient Private Education Loan Trust 6.893% due 07/16/2040 •	463	465
Pagaya AI Debt Selection Trust 6.258% due 10/15/2031	655	656
Ready Capital Mortgage Financing LLC 6.660% due 11/25/2036 •	567	565
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026	111	111

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 5.580% due 12/25/2036 •	81	18
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	1,000	1,000
SMB Private Education Loan Trust
3.940% due 02/16/2055	575	544
5.670% due 11/15/2052	648	655
6.783% due 02/16/2055 •	575	579
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	82	82
Stonepeak ABS 2.301% due 02/28/2033	468	434
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,000	1,012
Towd Point HE Trust 0.918% due 02/25/2063 ~	177	170
VMC Finance LLC 7.233% due 02/18/2039 •	1,660	1,656

Total Asset-Backed Securities (Cost $25,721)		25,428

SHORT-TERM INSTRUMENTS 30.6%
COMMERCIAL PAPER 0.5%
L3Harris Technologies, Inc.
5.520% due 07/24/2024	1,200	1,195
5.600% due 07/17/2024	250	250

		1,445

REPURCHASE AGREEMENTS (e) 29.9%		90,825

SHORT-TERM NOTES 0.2%
SBNA Auto Lease Trust 5.584% due 05/20/2025	540	540

Total Short-Term Instruments (Cost $92,810)		92,810

Total Investments in Securities (Cost $344,074)		336,713

	SHARES
INVESTMENTS IN AFFILIATES 10.6%
SHORT-TERM INSTRUMENTS 10.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%
PIMCO Short Asset Portfolio	1,814,654	17,700
PIMCO Short-Term Floating NAV Portfolio III	1,491,512	14,511

Total Short-Term Instruments (Cost $32,189)		32,211

Total Investments in Affiliates (Cost $32,189)		32,211

Total Investments 121.6% (Cost $376,263)		$368,924
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $371)		198
Other Assets and Liabilities, net (21.7)%		(65,704)

Net Assets 100.0%		$303,418

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Zero coupon security.
(d)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.410%	07/01/2024	07/02/2024	$27,400	U.S. Treasury Bonds 2.750% due 11/15/2042			$(27,906)	$27,400	$27,400
FICC	2.600	06/28/2024	07/01/2024	525	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026			(536)	525	525
SAL	5.380	07/01/2024	07/02/2024	14,100	U.S. Treasury Notes 0.750% due 04/30/2026			(14,390)	14,100	14,100
	5.400	06/28/2024	07/01/2024	48,800	U.S. Treasury Notes 0.750% due 05/31/2026			(49,776)	48,800	48,822

Total Repurchase Agreements								$(92,608)	$90,825	$90,847

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.9)%
Uniform Mortgage-Backed Security, TBA						3.000%	08/01/2054	$15,100	$(12,957)	$(12,858)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2054	5,200	(4,646)	(4,604)
Uniform Mortgage-Backed Security, TBA						4.000	07/15/2054	3,900	(3,540)	(3,569)

Total Short Sales (6.9)%									$(21,143)	$(21,031)

(1)								Includes accrued interest.
(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures					$109.000	07/26/2024	4	$4	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures					112.000	07/26/2024	4	4	(1)	(1)

Total Written Options									$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2024	943	$192,578		$428	$0	$(22)
U.S. Treasury 5-Year Note September Futures				09/2024	176	18,758		125	0	(19)

								$553	$0	$(41)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2024	163	$(17,927)	$(202)		$43	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	216	(24,523)	(238)		105	0

							$(440)		$148	$0

Total Futures Contracts							$113		$148	$(41)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	4.715%	Annual	09/13/2024	$7,400	$(21)	$(35)	$(56)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024	1,210	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	4,100	0	(30)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	4,300	(31)	(71)	(102)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	3,700	(12)	(50)	(62)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	3,400	(27)	(59)	(86)	0	(1)
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025	6,600	11	6	17	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025	3,700	(1)	4	3	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026	19,000	112	48	160	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(126)	(248)	(374)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	600	(1)	(10)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	4,200	0	61	61	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	1,700	(4)	(16)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	400	(2)	(12)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	900	(3)	(35)	(38)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	400	(1)	(12)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	400	(1)	(9)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	2,600	0	77	77	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	500	0	14	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	300	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	300	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	1,200	0	28	28	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	500	0	12	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,100	0	24	24	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	800	0	17	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	400	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	452	242	694	21	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035	1,300	0	(25)	(25)	9	0

Total Swap Agreements						$345	$(71)	$274	$59	$(19)

Cash of $2,302 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	10/31/2024	7,400	$6	$13
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/10/2024	13,200	8	9
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	07/08/2025	37,900	46	52

Total Purchased Options							$60	$74

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710%	07/26/2024	300	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	300	(1)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	100	0	0
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,600	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,600	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	1,000	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	1,000	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	400	(1)	(3)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	800	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	200	(1)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	600	(2)	(3)

Total Written Options							$(32)	$(21)

(1)							Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$17,617	$0	$17,617
Industrials				0	3,909	0	3,909
Utilities				0	1,951	0	1,951
U.S. Government Agencies				0	98,416	0	98,416
U.S. Treasury Obligations				0	62,566	0	62,566
Non-Agency Mortgage-Backed Securities				0	33,551	465	34,016

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2024 (Unaudited)

Asset-Backed Securities	0	25,396	32	25,428
Short-Term Instruments
Commercial Paper	0	1,445	0	1,445
Repurchase Agreements	0	90,825	0	90,825
Short-Term Notes	0	540	0	540

	$0	$336,216	$497	$336,713
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,211	$0	$0	$32,211

Total Investments	$32,211	$336,216	$497	$368,924

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,031)	$0	$(21,031)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	207	0	207
Over the counter	0	74	0	74

	$0	$281	$0	$281
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(62)	0	(62)
Over the counter	0	(21)	0	(21)

	$0	$(83)	$0	$(83)

Total Financial Derivative Instruments	$0	$198	$0	$198

Totals	$32,211	$315,383	$497	$348,091

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%
AI Silk Midco Ltd. 8.785% (EURO03M + 5.000%) due 03/04/2031 ~	EUR	3,500	$3,720
Aligned Data Centers International LP 8.839% due 05/16/2028 «		$10,700	10,486
Altice France SA
9.406% (EURO03M + 5.500%) due 08/15/2028 ~	EUR	500	399
10.829% due 08/15/2028		$4,500	3,319
American Airlines, Inc. 10.336% due 04/20/2028		9,862	10,201
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028		2,526	2,532
Broadcom Inc.
TBD% due 08/14/2026 «		37,650	37,462
Carnival Corp. 8.094% due 10/18/2028		1,522	1,528
DirecTV Financing LLC 10.458% due 08/02/2027		1,005	1,008
Envision Healthcare Corp.
11.186% due 11/03/2028 «		9,435	9,435
14.311% due 07/20/2026 «		35,145	35,145
Finastra U.S.A., Inc.
0.500% - 12.581% due 09/13/2029 «µ		254	254
0.500% - 12.581% due 09/13/2029 «		2,440	2,458
iHeartCommunications, Inc. 8.458% due 05/01/2026		4,791	3,731
Lealand Finance Co. BV 8.458% due 06/30/2027		156	82
Lealand Finance Co. BV (6.444 Cash and 3.000% PIK) 9.444% due 12/31/2027 (c)		645	306
Market Bidco Ltd. 8.578% (EURO03M + 4.750%) due 11/04/2027 ~	EUR	6,334	6,778
Poseidon Bidco SASU 8.722% (EURO03M + 5.000%) due 03/13/2030 ~		16,300	16,455
Press Ganey Holdings, Inc. 8.844% due 04/30/2031		$10,598	10,604
Project Hudson II 7.730% due 05/29/2026 «		5,000	5,021
SCUR-Alpha 1503 GmbH
9.365% (EURO03M + 5.500%) due 03/29/2030 ~	EUR	9,100	9,375
10.830% due 03/29/2030		$16,492	15,631
Softbank Vision Fund II 6.000% due 12/23/2025 «		23,001	22,043
Syniverse Holdings, Inc. 12.335% due 05/13/2027		6,691	6,557
TransDigm, Inc. 7.843% due 02/28/2031		46,767	46,919
U.S. Renal Care, Inc. 10.458% due 06/20/2028		2,100	1,843
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		94	63
Windstream Services LLC
9.444% due 02/23/2027 «		4,860	4,860
11.694% due 09/21/2027		9,686	9,706
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		948	865

Total Loan Participations and Assignments (Cost $278,218)			278,786

CORPORATE BONDS & NOTES 14.3%
BANKING & FINANCE 7.2%
Alamo Re Ltd.
13.105% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		3,000	2,958
16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~		3,200	3,165
Ally Financial, Inc. 5.800% due 05/01/2025		2,900	2,898
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		1,200	1,194
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,230	5,606
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	28,141	28,908
3.625% due 09/24/2024		1,300	1,389

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	7,100	1,836
Banco Santander SA
5.552% due 03/14/2028 •		$16,000	15,975
6.527% due 11/07/2027 •		9,200	9,414
6.607% due 11/07/2028		7,200	7,565
Bank of America Corp.
3.824% due 01/20/2028 •		700	675
4.827% due 07/22/2026 •		800	792
Bank of Nova Scotia 4.900% due 06/04/2025 •(i)(j)		1,326	1,303
Barclays PLC
5.674% due 03/12/2028 •		1,900	1,903
6.224% due 05/09/2034 •		12,386	12,699
6.496% due 09/13/2027 •		18,300	18,609
6.862% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,548
Bayou Re Ltd.
13.855% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		500	498
23.855% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		600	591
BNP Paribas SA 5.497% due 05/20/2030 •		9,800	9,764
BPCE SA
5.203% due 01/18/2027		4,500	4,487
6.612% due 10/19/2027 •		26,300	26,716
CaixaBank SA 6.684% due 09/13/2027 •		12,400	12,642
Cape Lookout Re Ltd. 13.355% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		600	594
CBRE Services, Inc. 5.500% due 04/01/2029		700	704
Charles River Re Ltd. 12.105% due 05/10/2031 •		250	249
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300	34
4.450% due 08/17/2026 ^(d)		200	22
5.950% due 10/20/2025 ^(d)		200	23
6.000% due 07/16/2025 ^(d)		200	22
6.450% due 11/07/2024 ^(d)		600	67
Citigroup, Inc. 3.106% due 04/08/2026 •		400	392
CoStar Group, Inc. 2.800% due 07/15/2030		6,420	5,432
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		1,400	121
3.125% due 10/22/2025 ^(d)		1,600	142
3.875% due 10/22/2030 ^(d)		700	61
Credit Suisse AG AT1 Claim		37,150	4,458
Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,505
5.705% due 03/01/2030 •		4,400	4,414
Deutsche Bank AG
3.547% due 09/18/2031 •		3,732	3,287
6.720% due 01/18/2029 •		1,568	1,619
East Lane Re Ltd. 14.605% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		2,800	2,810
EPR Properties
4.750% due 12/15/2026		627	606
4.950% due 04/15/2028		316	303
Everglades Re II Ltd.
15.855% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		2,660	2,650
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		2,660	2,650
18.105% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		2,660	2,652
F&G Global Funding 5.875% due 06/10/2027		4,900	4,877
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,785
3.815% due 11/02/2027		200	188
4.542% due 08/01/2026		1,300	1,266
6.125% due 03/08/2034		3,300	3,266
7.350% due 11/04/2027		400	417
Gateway Re Ltd. 5.355% (T-BILL 1MO) due 12/23/2028 ~		900	827
GLP Capital LP
4.000% due 01/15/2031		1,000	897
5.300% due 01/15/2029		902	889
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		1,600	1,530
4.223% due 05/01/2029 •		1,800	1,733
6.484% due 10/24/2029 •		24,200	25,271
Hexagon RE Ltd. 12.395% due 01/07/2031 ~	EUR	1,962	2,134
HSBC Holdings PLC
2.357% due 08/18/2031 •		$6,935	5,797
2.848% due 06/04/2031 •		7,565	6,542
3.973% due 05/22/2030 •		2,400	2,244
4.041% due 03/13/2028 •		3,070	2,959

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

4.583% due 06/19/2029 •		1,000	967
5.887% due 08/14/2027 •		13,700	13,806
Integrity Re Ltd.
22.355% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		1,100	1,075
28.355% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		500	487
Intesa Sanpaolo SpA 7.200% due 11/28/2033		4,200	4,494
Jackson National Life Global Funding 5.550% due 07/02/2027 (b)		8,800	8,780
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	851
3.960% due 01/29/2027 •		1,700	1,661
4.005% due 04/23/2029 •		1,763	1,686
4.323% due 04/26/2028 •		600	585
5.581% due 04/22/2030 •		400	406
6.070% due 10/22/2027 •		19,200	19,540
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	8,781	717
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		3,500	3,572
Kizuna RE Pte Ltd. 8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	605
Lloyds Banking Group PLC
3.750% due 01/11/2027		13,045	12,558
5.462% due 01/05/2028 •		11,000	10,981
Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		1,700	1,689
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 (b)		10,200	10,189
Morgan Stanley
4.679% due 07/17/2026 •		600	594
5.123% due 02/01/2029 •		1,100	1,096
6.138% due 10/16/2026 •		500	503
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,212
4.302% due 03/08/2029 •		5,600	5,363
6.557% due 10/18/2027 •		17,800	18,169
Nature Coast Re Ltd. 15.355% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		2,066	2,051
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,074
4.892% due 05/18/2029 •		1,430	1,398
5.076% due 01/27/2030 •		6,400	6,290
5.583% due 03/01/2028 •		12,200	12,214
6.621% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,043
New Metro Global Ltd.
4.500% due 05/02/2026		1,000	610
4.625% due 10/15/2025		200	141
4.800% due 12/15/2024		1,400	1,234
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		900	781
Nomura Holdings, Inc.
5.594% due 07/02/2027 (b)		700	700
6.590% due 07/02/2027 (b)		8,400	8,445
Orange Capital RE DAC 11.402% due 01/08/2027 ~	EUR	1,800	1,946
Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		$4,900	4,985
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		1,800	1,791
Sabine Re Ltd. 13.605% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		600	597
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,000	923
3.823% due 11/03/2028 •		1,700	1,607
6.534% due 01/10/2029 •		2,200	2,261
Seazen Group Ltd. 6.000% due 08/12/2024		700	689
Societe Generale SA 6.447% due 01/12/2027 •		29,000	29,166
Standard Chartered PLC 6.750% due 02/08/2028 •		19,000	19,519
Taranis Reinsurance DAC
9.897% due 01/07/2031 ~	EUR	1,200	1,286
12.147% due 01/08/2031 ~		1,700	1,863
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		$3,300	3,182
Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		1,300	1,306
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		800	803
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		500	503
UBS AG
1.250% due 08/07/2026		500	460
4.750% due 08/09/2024		500	499
7.500% due 02/15/2028		1,450	1,552

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

UBS Group AG
3.091% due 05/14/2032 •		4,400	3,755
3.250% due 04/02/2026 •	EUR	3,800	4,047
4.194% due 04/01/2031 •		$3,550	3,315
4.923% due 01/16/2026 ~	EUR	5,950	6,394
5.428% due 02/08/2030 •		$8,200	8,185
5.959% due 01/12/2034 •		4,805	4,880
6.327% due 12/22/2027 •		11,500	11,695
6.373% due 07/15/2026 •		22,450	22,564
6.442% due 08/11/2028 •		33,850	34,719
6.537% due 08/12/2033 •		1,100	1,155
7.750% due 03/01/2029 •	EUR	8,600	10,411
9.016% due 11/15/2033 •		$2,800	3,377
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	1,571	1,971
Uniti Group LP
6.500% due 02/15/2029		$14,653	9,360
10.500% due 02/15/2028		13,093	12,836
Ursa Re Ltd.
10.855% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		3,600	3,666
14.105% (T-BILL 3MO + 8.750%) due 12/07/2026 ~		4,600	4,725
VICI Properties LP
3.750% due 02/15/2027		8,000	7,605
3.875% due 02/15/2029		3,700	3,424
4.500% due 09/01/2026		4,600	4,483
4.500% due 01/15/2028		3,219	3,100
4.625% due 06/15/2025		18,629	18,401
5.750% due 02/01/2027		200	200
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,670	417
Wells Fargo & Co.
3.526% due 03/24/2028 •		300	286
4.540% due 08/15/2026 •		2,700	2,667
5.707% due 04/22/2028 •		3,000	3,027
6.303% due 10/23/2029 •		14,100	14,635
Winston RE Ltd. 17.105% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		400	394

			727,773

INDUSTRIALS 5.1%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		431	395
3.600% due 09/15/2028		239	227
Altice France SA
3.375% due 01/15/2028	EUR	200	150
5.125% due 07/15/2029		$600	395
5.500% due 01/15/2028		1,900	1,303
5.500% due 10/15/2029		1,100	727
8.125% due 02/01/2027		2,400	1,802
Altria Group, Inc. 3.125% due 06/15/2031	EUR	1,900	1,896
Amdocs Ltd. 2.538% due 06/15/2030		$3,300	2,817
American Airlines Pass-Through Trust
2.875% due 01/11/2036		828	711
3.000% due 04/15/2030		194	179
3.200% due 12/15/2029		717	666
3.350% due 04/15/2031		587	542
3.375% due 11/01/2028		15,953	15,081
3.575% due 07/15/2029		965	913
3.600% due 03/22/2029		807	767
3.650% due 08/15/2030		795	752
3.700% due 04/01/2028		556	531
BAT Capital Corp. 6.343% due 08/02/2030		2,000	2,086
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	190
6.125% due 11/21/2026		1,900	1,921
6.375% due 11/21/2030		400	410
Boeing Co.
2.196% due 02/04/2026		5,100	4,796
6.259% due 05/01/2027		27,300	27,495
6.388% due 05/01/2031		4,400	4,481
British Airways Pass-Through Trust
2.900% due 09/15/2036		6,797	5,884
3.300% due 06/15/2034		727	656
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)		5,469	5,638
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)		24,997	26,159
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)		20,797	22,311
CDW LLC
2.670% due 12/01/2026		15,100	14,142
4.250% due 04/01/2028		15,000	14,338

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

CVS Pass-Through Trust 7.507% due 01/10/2032		56	58
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		456	415
DISH DBS Corp.
5.250% due 12/01/2026		21,040	16,636
5.750% due 12/01/2028		14,310	9,948
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		79	12
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	819
2.500% due 03/21/2026		16,200	12,145
8.625% due 04/28/2034		$300	233
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,135	2,463
5.106% due 03/15/2034		4,020	4,888
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	6,200	6,975
Imperial Brands Finance PLC 3.500% due 07/26/2026		$1,700	1,633
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		27,287	25,455
IQVIA, Inc. 6.250% due 02/01/2029		3,600	3,703
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,621	2,459
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	17,950	18,285
Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	247	303
6.084% (US0003M + 0.450%) due 12/15/2030 ~		$3,761	3,518
National Football League 5.480% due 10/05/2028 «(k)		18,600	18,566
Netflix, Inc. 3.875% due 11/15/2029	EUR	645	700
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$9,500	9,221
4.345% due 09/17/2027		23,270	22,227
4.810% due 09/17/2030		5,600	5,205
NPC Ukrenergo 6.875% due 11/09/2028		800	294
Petroleos de Venezuela SA
5.375% due 04/12/2027		3,300	403
5.500% due 04/12/2037		4,350	526
6.000% due 11/15/2026		3,434	426
9.750% due 05/17/2035		840	121
Petroleos Mexicanos
6.700% due 02/16/2032		25,103	21,034
6.950% due 01/28/2060		3,028	2,005
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		44,282	44,252
Prosus NV 1.288% due 07/13/2029	EUR	5,000	4,603
Rolls-Royce PLC
3.625% due 10/14/2025		$2,000	1,946
4.625% due 02/16/2026	EUR	889	961
5.750% due 10/15/2027		$14,288	14,366
5.750% due 10/15/2027	GBP	3,043	3,884
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		$2,390	2,379
Syngenta Finance NV 4.892% due 04/24/2025		1,198	1,187
Times Square Hotel Trust 8.528% due 08/01/2026		79	79
Topaz Solar Farms LLC
4.875% due 09/30/2039		435	389
5.750% due 09/30/2039		3,458	3,349
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		453	443
4.625% due 12/03/2026		182	180
U.S. Renal Care, Inc. 10.625% due 06/28/2028		187	164
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,131	981
5.875% due 04/15/2029		21,653	21,737
Valaris Ltd. 8.375% due 04/30/2030		160	166
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,640
3.875% due 11/01/2033		2,000	1,706
Venture Global LNG, Inc.
8.125% due 06/01/2028		10,000	10,310
8.375% due 06/01/2031		3,100	3,218
9.500% due 02/01/2029		2,100	2,301
9.875% due 02/01/2032		21,800	23,741

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Volkswagen Group of America Finance LLC 5.250% due 03/22/2029		22,600	22,463
Windstream Escrow LLC 7.750% due 08/15/2028		1,800	1,698
Yellowstone Energy LP 5.750% due 12/31/2026 «		971	947

			520,127

UTILITIES 2.0%
FORESEA Holding SA 7.500% due 06/15/2030		326	304
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	54,696
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$14,923	13,471
2.500% due 02/01/2031		200	165
3.150% due 01/01/2026		25,470	24,544
3.250% due 06/01/2031		28,900	24,864
3.300% due 03/15/2027		1,510	1,431
3.300% due 12/01/2027		6,710	6,258
3.400% due 08/15/2024		5,892	5,872
3.500% due 06/15/2025		11,026	10,789
3.750% due 07/01/2028		5,599	5,260
4.300% due 03/15/2045		479	369
4.500% due 12/15/2041		432	353
4.550% due 07/01/2030		11,197	10,617
4.650% due 08/01/2028		800	775
4.950% due 06/08/2025		12,700	12,590
5.450% due 06/15/2027		7,100	7,107
5.900% due 06/15/2032		9,280	9,292
Rio Oil Finance Trust
8.200% due 04/06/2028		7,702	7,817
9.750% due 01/06/2027		3,565	3,684

			200,258

Total Corporate Bonds & Notes (Cost $1,507,975)			1,448,158

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		17	18

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		175	108

Total Municipal Bonds & Notes (Cost $124)			126

U.S. GOVERNMENT AGENCIES 69.1%
Fannie Mae
5.800% due 09/25/2042 •		4	4
6.000% due 04/25/2043		4	4
6.653% due 09/01/2037 •		1,482	1,492
Freddie Mac
0.926% due 01/25/2031 ~(a)		204,700	3,078
3.104% due 10/25/2046 ~		580	554
3.500% due 11/01/2046		496	450
4.000% due 08/01/2047		908	850
7.487% due 12/25/2047 ~		177	177
Ginnie Mae
3.000% due 01/20/2052 - 05/20/2052		11,800	10,285
3.625% due 07/20/2045 - 12/20/2045 •		1,573	1,569
5.000% due 01/20/2049		8	8
6.187% due 10/20/2066 •		973	978
Ginnie Mae, TBA
2.500% due 08/01/2054		18,900	15,904
3.000% due 07/01/2054 - 08/01/2054		55,100	48,035
3.500% due 08/01/2054		83,700	75,206
4.000% due 07/01/2054		32,900	30,406
4.500% due 08/01/2054		73,500	69,925
5.000% due 07/01/2054		71,500	69,628
Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 02/01/2051		435,776	361,531
3.000% due 03/01/2030 - 12/01/2052		90,343	80,534
3.500% due 08/01/2047 - 03/01/2050		23,313	21,005
4.000% due 06/01/2038 - 10/01/2052		59,700	55,394
4.500% due 10/01/2025 - 10/01/2053		171,146	161,511
5.000% due 08/01/2052 - 07/01/2053		37,476	36,278
5.500% due 01/01/2053 - 10/01/2053		114,876	113,489
6.000% due 01/01/2029 - 02/01/2054		117,248	117,741
6.500% due 02/01/2026 - 04/01/2054		442,198	450,451

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2054 - 08/01/2054	195,682	166,635
3.500% due 07/01/2054 - 08/01/2054	160,900	142,447
4.000% due 08/01/2054	640,236	586,191
4.500% due 07/01/2054 - 08/01/2054	291,900	275,265
5.000% due 07/01/2054 - 09/01/2054	858,400	829,724
5.500% due 07/01/2054 - 08/01/2054	870,882	858,895
6.000% due 07/01/2054 - 08/01/2054	1,259,540	1,262,721
6.500% due 07/01/2054 - 08/01/2054	1,044,780	1,063,125
7.000% due 08/01/2054	89,900	92,411

Total U.S. Government Agencies (Cost $7,132,736)		7,003,901

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
2.750% due 08/15/2047 (p)	1,000	729
3.000% due 08/15/2048 (p)	80	61
3.000% due 02/15/2049 (p)	10	7
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024 (n)	127,057	125,790
0.125% due 04/15/2025 (n)	21,941	21,344
0.125% due 07/15/2030	38,224	34,215
0.125% due 01/15/2031 (p)	2,047	1,808
0.125% due 07/15/2031	73,622	64,676
0.250% due 01/15/2025 (n)	104,146	101,997
0.250% due 07/15/2029 (n)	65,569	60,228
0.250% due 02/15/2050	6,121	3,742
0.375% due 07/15/2025 (n)	5,961	5,812
0.375% due 01/15/2027 (n)(p)	3,581	3,404
0.375% due 07/15/2027 (n)(p)	974	925
0.625% due 07/15/2032 (p)	92,256	82,763
0.625% due 02/15/2043 (p)	1,091	820
0.750% due 07/15/2028 (n)	11,809	11,224
0.750% due 02/15/2042 (p)	1,110	868
0.750% due 02/15/2045 (p)	5,725	4,293
0.875% due 01/15/2029 (n)	38,406	36,395
0.875% due 02/15/2047	6,364	4,784
1.000% due 02/15/2046 (p)	3,308	2,584
1.000% due 02/15/2048 (p)	7,374	5,652
1.000% due 02/15/2049	23,435	17,821
1.375% due 07/15/2033	18,581	17,554
1.375% due 02/15/2044 (p)	1,076	923
1.500% due 02/15/2053	21,937	18,450
2.125% due 02/15/2040	580	575
2.125% due 02/15/2041 (p)	573	568
2.375% due 01/15/2025 (n)	14,995	14,861

Total U.S. Treasury Obligations (Cost $705,474)		644,873

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.4%
225 Liberty Street Trust
4.501% due 02/10/2036	12,990	11,230
4.803% due 02/10/2036 ~	30,350	24,094
Adjustable Rate Mortgage Trust
4.727% due 11/25/2035 ~	62	43
5.604% due 10/25/2035 ~	63	58
5.658% due 06/25/2035 ~	2,161	2,011
5.960% due 03/25/2036 •	4,540	1,264
6.658% due 08/25/2035 «~	35	33
American Home Mortgage Assets Trust
5.585% due 03/25/2047 •	2,020	1,750
5.650% due 12/25/2046 •	3,934	3,263
6.093% due 10/25/2046 •	3,157	2,113
American Home Mortgage Investment Trust
6.360% due 09/25/2035 •	564	558
6.700% due 06/25/2036 þ	8,911	1,296
7.100% due 06/25/2036 þ	3,816	554
7.504% due 12/25/2035 •	8,627	1,567
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	950	946
Ashford Hospitality Trust
6.751% due 04/15/2035 •	10,000	9,918
7.076% due 06/15/2035 •	3,000	2,960
7.076% due 06/15/2035	15,150	14,947
7.476% due 06/15/2035 •	6,000	5,885
7.476% due 06/15/2035	9,900	9,711
7.601% due 04/15/2035 •	23,253	22,679
8.376% due 06/15/2035 •	6,600	6,405
Atrium Hotel Portfolio Trust
7.276% due 12/15/2036 •	8,450	8,108
7.576% due 12/15/2036 •	7,242	6,788
7.926% due 06/15/2035 •	3,805	3,758
Austin Fairmont Hotel Trust
6.626% due 09/15/2032 •	12,155	12,134
6.826% due 09/15/2032 •	4,000	3,992
7.626% due 09/15/2032 •	2,500	2,493

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «	9,400	6,931
7.443% due 09/15/2038 •	6,000	5,228
7.593% due 03/15/2037 •	6,500	6,435
8.193% due 09/15/2038 •	16,700	13,599
BAMLL Re-REMIC Trust 6.014% due 06/17/2050 ~	100	23
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~	2,327	682
Banc of America Funding Trust
4.916% due 09/20/2035 ~	24	19
5.408% due 05/20/2036 «~	44	37
5.833% due 10/20/2036 •	6,564	4,801
5.833% due 12/20/2046 •	4,488	3,642
6.388% due 04/25/2037 þ	87	69
Banc of America Mortgage Trust
4.691% due 01/25/2036 «~	17	13
4.985% due 11/20/2046 ~	162	141
Barclays Commercial Mortgage Securities Trust 8.017% due 07/15/2037 •	5,576	5,268
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~	8,800	7,590
BCAP LLC Trust
3.946% due 03/27/2036 ~	576	392
4.428% due 10/26/2037 «~	256	248
5.014% due 11/26/2036 ~	1,293	1,024
5.820% due 03/25/2037 •	6,797	5,750
6.500% due 06/26/2037 ~	7,414	1,785
Bear Stearns Adjustable Rate Mortgage Trust 5.075% due 01/25/2035 ~	2	2
Bear Stearns ALT-A Trust
4.310% due 11/25/2035 ~	279	239
4.434% due 09/25/2047 ~	11,907	6,497
Bear Stearns Mortgage Funding Trust 5.620% due 01/25/2037 •	4,783	4,028
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~	201	148
Benchmark Mortgage Trust
3.404% due 12/15/2062 ~	11,595	10,103
3.626% due 09/15/2048 ~	3,000	2,745
BINOM Securitization Trust 4.441% due 08/25/2057 ~	9,967	9,455
Braemar Hotels & Resorts Trust 6.751% due 06/15/2035 •	3,344	3,306
BWAY Mortgage Trust
7.643% due 09/15/2036 •	7,124	5,542
8.293% due 09/15/2036 •	8,195	5,547
BX Trust
7.089% due 10/15/2036 •	13,200	12,986
7.339% due 10/15/2036 •	16,040	15,763
7.596% due 05/15/2035 •	6,285	6,260
8.046% due 05/15/2035 •	3,600	3,587
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	1,380	1,368
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	12,311	10,755
3.250% due 09/25/2064 ~	10,000	8,762
Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,831	4,636
6.249% due 02/25/2037 ~	447	423
ChaseFlex Trust 6.000% due 02/25/2035	2,186	1,616
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.708% due 06/25/2036 •	172	158
CIM Trust 4.500% due 03/25/2062 ~	54,506	52,497
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	901	778
Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~	6,556	6,142
7.343% due 10/15/2036 •	15,070	14,685
7.743% due 10/15/2036 •	19,910	19,264
8.343% due 10/15/2036 •	13,270	12,791
Citigroup Mortgage Loan Trust 0.000% due 05/01/2060 ~	314,887	271,221
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	4,462	3,999
6.500% due 06/25/2037	39	33
Colony Mortgage Capital Ltd.
6.921% due 11/15/2038 •	7,850	7,590
8.164% due 11/15/2038 •	8,000	6,974
COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	3,806	3,791
6.393% due 06/25/2069 þ	7,483	7,535
Countrywide Alternative Loan Trust
5.000% due 08/25/2035	2,385	1,410

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.500% due 04/25/2035		895	610
5.500% due 12/25/2035		166	143
5.500% due 02/25/2036 «•		107	63
5.500% due 03/25/2036		38	15
5.653% due 07/20/2046 •		71	57
5.733% due 09/20/2046 •		922	687
5.820% due 04/25/2046 •		920	812
6.000% due 12/25/2034		1,995	1,755
6.000% due 03/25/2036		371	161
6.000% due 08/25/2036 •		431	387
6.000% due 03/25/2037		940	353
6.000% due 05/25/2037		8,053	3,558
6.113% due 08/25/2046 •		1,598	1,371
6.477% due 11/20/2035 •		17	9
6.533% due 11/25/2047 •		738	593
Countrywide Asset-Backed Certificates Trust 6.180% due 11/25/2035 «•		328	310
Countrywide Home Loan Mortgage Pass-Through Trust
3.771% due 04/25/2035 ~		91	68
4.128% due 11/25/2037 ~		14,280	13,062
4.294% due 09/20/2036 ~		662	564
5.500% due 11/25/2035		28	15
5.730% due 04/25/2035 •		114	105
6.000% due 02/25/2037		5,997	2,297
6.060% due 05/25/2035 •		777	639
6.100% due 03/25/2035 •		58	49
6.576% due 10/20/2034 ~		69	68
Countrywide Home Loan Reperforming REMIC Trust 5.820% due 03/25/2035 •		1,726	1,635
Credit Suisse Commercial Mortgage Trust 5.737% due 01/15/2049 ~		15,000	11,867
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		188	113
6.056% due 03/25/2032 ~		39	37
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		24,863	24,024
2.215% due 11/25/2061 ~		1,631	1,607
6.421% due 10/25/2037 ~		29,961	17,619
7.243% due 07/15/2038 •		4,460	3,392
7.344% due 07/15/2032 •		2,798	2,731
7.743% due 07/15/2038 •		7,000	3,629
Credit Suisse Mortgage Capital Trust 6.306% due 07/25/2050 ~		4,439	4,387
CRSNT Commercial Mortgage Trust
6.644% due 04/15/2036 •		16,000	15,227
6.994% due 04/15/2036 •		9,000	8,584
DBGS Mortgage Trust 8.093% due 10/15/2036 •		19,393	14,548
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,413
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.760% due 03/25/2037 •		180	158
5.880% due 08/25/2047 •		13,804	12,394
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		51	42
6.386% due 10/25/2036 þ		51	42
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.596% due 06/27/2037 ~		9,319	7,917
Downey Savings & Loan Association Mortgage Loan Trust 5.763% due 10/19/2036 «•		271	147
DROP Mortgage Trust 7.693% due 10/15/2043 •		15,648	13,777
Eurosail PLC 6.053% due 09/13/2045 •	GBP	1,238	1,557
Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
6.523% due 07/15/2038 •		56,737	56,562
7.693% due 07/15/2038 •		7,717	7,721
First Horizon Mortgage Pass-Through Trust
5.437% due 02/25/2036 «~		10	9
5.750% due 05/25/2037		70	25
GCAT Trust
4.250% due 05/25/2067 ~		4,076	3,773
6.007% due 01/25/2059 þ		4,209	4,203
6.085% due 06/25/2059 þ		5,910	5,921
GS Mortgage Securities Corp. Trust
7.244% due 12/15/2036 •		3,182	3,124
7.433% due 07/15/2025 •		7,020	6,989
7.494% due 12/15/2036 •		3,614	3,534
7.733% due 07/15/2025 •		52,083	51,578
8.094% due 12/15/2036 •		1,000	970
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		14,573	13,300
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,158	992
0.000% due 01/25/2061 ~(a)		196,040	5,576

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

0.000% due 12/25/2061 ~(a)	399	388
0.140% due 01/25/2061 ~(a)	191,521	885
2.750% due 01/25/2061 ~	144,171	133,334
3.250% due 01/25/2061 ~	12,636	10,953
3.500% due 01/25/2061 ~	8,832	7,655
3.875% due 01/25/2061 ~	7,473	6,476
4.035% due 12/25/2061 ~	235,070	198,915
4.250% due 01/25/2061 ~	4,076	3,552
4.750% due 01/25/2061 ~	3,533	2,927
5.581% due 01/25/2061 ~	3,303	2,719
GSMPS Mortgage Loan Trust 3.895% due 06/25/2034 ~	1,450	1,307
GSR Mortgage Loan Trust 5.055% due 11/25/2035 «~	3	3
HarborView Mortgage Loan Trust
5.048% due 06/19/2045 •	753	340
6.003% due 12/19/2036 •	4,757	3,976
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~	941	929
Hawaii Hotel Trust
7.626% due 05/15/2038 •	7,810	7,770
7.786% due 05/15/2038 •	18,016	17,948
HSI Asset Securitization Corp. Trust 6.450% due 07/25/2035 •	3,201	2,666
Impac CMB Trust 5.216% due 12/25/2032 «þ	65	62
Impac Secured Assets Trust 6.100% due 03/25/2036 •	1,109	868
Independence Plaza Trust 4.356% due 07/10/2035	1,600	1,500
IndyMac INDA Mortgage Loan Trust 4.378% due 08/25/2037 «~	85	77
IndyMac INDX Mortgage Loan Trust
3.474% due 05/25/2037 ~	8,624	6,637
3.847% due 05/25/2037 ~	1,290	842
3.979% due 09/25/2035 ~	48	38
5.820% due 01/25/2037 •	7,622	6,511
InTown Mortgage Trust 9.014% due 08/15/2039 •	9,800	9,848
JP Morgan Alternative Loan Trust
3.983% due 10/25/2036 ~	8,130	6,863
4.295% due 05/25/2036 ~	95	53
4.600% due 12/25/2036 «~	28	26
5.574% due 12/25/2035 ~	409	289
JP Morgan Chase Commercial Mortgage Securities Trust
0.613% due 10/05/2040 ~(a)	51,900	786
6.241% due 02/12/2051 ~	149	150
7.235% due 10/05/2040	5,500	5,788
7.443% due 12/15/2036 •	3,810	620
7.543% due 09/15/2029 •	7,700	6,454
7.793% due 09/15/2029 •	8,698	6,555
JP Morgan Mortgage Trust
4.522% due 05/25/2036 ~	205	163
4.750% due 01/25/2063 ~	16,276	15,478
5.093% due 08/25/2036 ~	532	409
5.483% due 06/25/2037 ~	158	121
5.483% due 06/25/2037 «~	43	32
6.000% due 09/25/2035	5,107	3,531
6.500% due 09/25/2035 «	93	57
Lavender Trust 6.250% due 10/26/2036	1,015	464
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	9,556	9,491
4.892% due 10/25/2066 þ	4,923	4,843
4.991% due 09/25/2060 ~	949	950
7.208% due 01/28/2070 •	595	596
Lehman Mortgage Trust
6.000% due 08/25/2036	365	275
6.000% due 09/25/2037	86	78
Lehman XS Trust
5.820% due 12/25/2036 •	6,188	5,836
5.840% due 09/25/2046 •	150	126
LUXE Commercial Mortgage Trust 7.194% due 10/15/2038 •	18,339	18,245
MASTR Adjustable Rate Mortgages Trust 5.670% due 04/25/2046 •	183	156
MASTR Alternative Loan Trust 6.750% due 07/25/2036	395	131
MASTR Reperforming Loan Trust 8.000% due 08/25/2034	1,502	1,162
Merrill Lynch Alternative Note Asset Trust 6.060% due 03/25/2037 •	588	142
Merrill Lynch Mortgage Investors Trust
5.531% due 11/25/2035 •	29	28
6.180% due 08/25/2035 •	1,900	1,718

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

MFA Trust
5.570% due 09/25/2067 þ	17,161	16,994
6.105% due 12/25/2068 þ	5,003	5,017
MFT Trust
3.358% due 02/10/2042	5,000	3,476
3.593% due 02/10/2042 ~	6,815	4,477
Morgan Stanley Bank of America Merrill Lynch Trust 4.908% due 12/15/2046 ~	3,948	3,760
Morgan Stanley Capital Trust
7.026% due 11/15/2034 •	5,400	5,362
7.687% due 12/15/2036 •	9,000	2,038
7.826% due 11/15/2034 •	20,993	20,802
8.520% due 12/15/2038 •	800	665
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~	2,681	2,078
Mortgage Equity Conversion Asset Trust 5.590% due 01/25/2042 •	3,177	3,149
MRCD Mortgage Trust 2.718% due 12/15/2036	19,530	14,169
Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~	21,999	16,884
4.932% due 06/17/2038 ~	11,706	10,650
New Orleans Hotel Trust
6.365% due 04/15/2032 •	3,300	3,243
6.965% due 04/15/2032 •	12,440	11,789
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,453	4,187
3.500% due 10/25/2059 ~	1,818	1,671
New York Mortgage Trust 3.750% due 02/25/2068 ~	1,834	1,691
NLT Trust 3.200% due 10/25/2062 ~	3,465	3,071
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.745% due 04/25/2036 ~	2,004	1,676
5.650% due 06/25/2037 •	3,387	2,684
Nomura Resecuritization Trust 6.360% due 01/25/2037 •	19,690	18,377
OBX Trust
5.928% due 11/25/2063 þ	5,899	5,907
6.030% due 01/25/2064 þ	6,900	6,911
6.233% due 05/25/2064 þ	5,852	5,883
6.465% due 10/25/2063 þ	9,341	9,394
6.844% due 04/25/2063 þ	4,487	4,548
7.159% due 10/25/2063 þ	11,988	12,228
PRET LLC 7.125% due 04/25/2054 þ	14,000	14,010
PRKCM Trust
6.431% due 05/25/2059 þ	986	991
7.225% due 11/25/2058 þ	5,028	5,120
PRPM LLC
3.750% due 03/25/2054 þ	962	919
4.000% due 11/25/2053 þ	1,072	1,033
4.000% due 01/25/2054 þ	952	914
4.000% due 05/25/2054 þ	1,000	961
4.200% due 12/25/2064 þ	2,329	2,240
PRPM Trust 6.221% due 11/25/2068 þ	1,556	1,556
RBSSP Resecuritization Trust 5.378% due 01/26/2036 ~	2,185	1,933
RCKT Mortgage Trust 6.808% due 09/25/2043 ~	2,780	2,803
Residential Accredit Loans, Inc. Trust
5.780% due 01/25/2037 •	10,787	9,159
5.840% due 07/25/2036 •	127	113
6.000% due 09/25/2036	345	140
6.003% due 09/25/2046 •	5,259	4,631
6.513% due 09/25/2045 •	146	122
Sequoia Mortgage Trust 6.233% due 09/20/2034 «•	21	17
SFO Commercial Mortgage Trust
7.843% due 05/15/2038 •	23,560	21,619
8.343% due 05/15/2038 •	5,000	4,303
Starwood Mortgage Trust
7.193% due 04/15/2034 •	7,734	7,610
7.743% due 04/15/2034 •	10,000	9,838
Structured Adjustable Rate Mortgage Loan Trust
5.160% due 09/25/2035 ~	118	102
5.760% due 02/25/2037 •	2,187	2,049
6.814% due 04/25/2034 «~	2	2
Structured Asset Mortgage Investments Trust
5.720% due 03/25/2037 •	936	355
6.000% due 08/25/2035 •	255	222
Structured Asset Securities Corp.
5.710% due 07/25/2035 •	12,278	11,062
5.720% due 05/25/2043 •	6,860	6,285

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 5.710% due 05/25/2036 •		12,963	10,378
TBW Mortgage-Backed Trust
5.820% due 01/25/2037 •		14,651	3,225
6.470% due 09/25/2036 þ		473	13
6.620% due 03/25/2037 þ		8,979	1,894
Thornburg Mortgage Securities Trust 6.100% due 09/25/2043 •		10	10
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	34,400	43,548
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$4,086	3,825
3.250% due 07/25/2056 ~		1,100	1,075
3.750% due 07/25/2062 ~		7,847	7,310
3.750% due 09/25/2062		83,394	77,879
Tower Bridge Funding PLC 6.333% due 01/20/2066 •	GBP	11,500	14,611
Uropa Securities PLC 5.702% due 10/10/2040 •		2,541	2,999
VASA Trust
6.693% due 07/15/2039 •		$10,800	9,101
7.193% due 07/15/2039 •		10,000	7,411
Verus Securitization Trust
6.192% due 06/25/2069 þ		9,000	9,031
6.259% due 12/25/2068 þ		4,001	4,016
6.876% due 11/25/2068 ~		3,664	3,726
Waikiki Beach Hotel Trust
7.106% due 12/15/2033 •		5,000	4,921
7.656% due 12/15/2033 •		8,650	8,495
WaMu Commercial Mortgage Securities Trust
5.961% due 11/23/2043 ~		931	930
6.456% due 03/23/2045 ~		10,147	9,831
WaMu Mortgage Pass-Through Certificates Trust
4.372% due 12/25/2046 •		104	86
4.404% due 02/25/2037 ~		172	145
4.597% due 10/25/2035 ~		2,772	2,432
5.850% due 09/25/2033 «~		15	14
6.020% due 11/25/2045 •		1,496	1,347
6.040% due 12/25/2045 •		1,474	1,434
6.353% due 11/25/2042 •		30	28
6.440% due 11/25/2034 •		195	178
Warwick Finance Residential Mortgages PLC 6.153% due 12/21/2049	GBP	7,971	10,116
Wells Fargo Mortgage-Backed Securities Trust
5.930% due 11/25/2037 ~		$133	114
6.217% due 10/25/2037 ~		10,468	8,733
6.389% due 09/25/2033 «~		22	21
6.578% due 04/25/2036 ~		457	424

Total Non-Agency Mortgage-Backed Securities (Cost $2,403,194)			2,171,682

ASSET-BACKED SECURITIES 22.1%
510 Asset-Backed Trust 5.240% due 06/25/2061 þ		1,092	1,077
Aames Mortgage Trust
6.950% due 11/25/2031 «þ		459	427
7.150% due 01/25/2032 «þ		241	229
ABFC Trust 6.210% due 06/25/2037 •		4,176	3,308
AccessLex Institute 5.825% due 09/26/2033 •		1,375	1,347
Accredited Mortgage Loan Trust 5.720% due 09/25/2036 •		1,020	1,005
ACE Securities Corp. Home Equity Loan Trust
5.900% due 05/25/2037 •		13,249	2,066
7.410% due 11/25/2034 •		2,267	2,167
ACHV ABS Trust 5.900% due 04/25/2031		532	533
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		5,839	5,846
AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		16,000	16,005
5.933% due 02/18/2028 •		14,700	14,703
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.238% due 06/25/2033 •		696	579
6.210% due 01/25/2036 •		445	431
6.405% due 07/25/2035 •		4,498	4,359
6.810% due 03/25/2033 «•		138	127
Anchorage Capital CLO Ltd. 6.432% due 10/15/2031 (b)		3,893	3,893
Arbour CLO DAC 4.699% due 03/15/2033 •	EUR	25,000	26,796
Ares European CLO DAC 5.017% due 10/21/2033 •		24,727	26,558
Argent Securities Trust
5.760% due 06/25/2036 •		$3,186	1,606

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.840% due 03/25/2036 •		5,085	4,488
5.940% due 07/25/2036 •		1,059	283
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 7.410% due 05/25/2034 •		793	616
Asset-Backed Securities Corp. Home Equity Loan Trust
4.230% due 01/25/2036 •		8,120	7,032
6.435% due 06/25/2035 •		2,000	1,732
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		11,100	11,064
Ayresome CDO Ltd. 8.830% due 12/08/2045 •		2,515	654
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •		6,500	6,502
Bastille Euro CLO DAC 5.056% due 01/15/2034 •	EUR	50,000	53,591
Bayview Financial Mortgage Pass-Through Trust 6.328% due 04/28/2036 •		$341	335
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		3,800	3,796
5.670% due 04/15/2027		6,800	6,784
Bear Stearns Asset-Backed Securities Trust
5.700% due 06/25/2047 •		32	32
5.810% due 06/25/2047 •		25,753	22,514
6.360% due 08/25/2034 •		7,673	7,389
7.060% due 10/25/2037 •		31,657	30,125
7.410% due 08/25/2035 •		17,982	17,075
Bear Stearns Structured Products, Inc. Trust 7.460% due 03/25/2037 •		7,000	6,637
Betony CLO Ltd. 6.671% due 04/30/2031 •		1,461	1,463
BlueMountain CLO Ltd. 6.670% due 07/15/2031 •		10,206	10,215
BlueMountain Fuji EUR CLO DAC 4.816% due 01/15/2033 •	EUR	10,200	10,879
BofA Auto Trust
5.350% due 11/15/2028		$4,400	4,416
5.570% due 12/15/2026		7,100	7,105
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		8,700	8,777
Carlyle Global Market Strategies CLO Ltd. 6.566% due 07/20/2031 •		9,749	9,756
Carmax Select Receivables Trust
5.780% due 09/15/2027		2,700	2,701
6.060% due 09/15/2027 •		1,500	1,501
Carrington Mortgage Loan Trust
5.650% due 06/25/2037 •		4,740	4,621
5.985% due 02/25/2036 «•		274	264
6.450% due 06/25/2035 •		19,450	19,091
7.260% due 05/25/2035 •		15,328	12,849
Carvana Auto Receivables Trust
0.800% due 01/10/2027		5,300	5,114
5.080% due 03/11/2030		5,691	5,684
5.500% due 08/10/2027		6,800	6,792
5.620% due 01/10/2029		2,200	2,204
5.710% due 07/10/2028		4,100	4,107
5.710% due 07/10/2029		3,000	3,037
5.740% due 11/13/2029		1,873	1,895
5.760% due 04/12/2027		6,080	6,080
5.900% due 08/10/2027		6,500	6,506
5.980% due 12/10/2027		4,600	4,612
6.090% due 11/10/2026		1,144	1,145
6.160% due 10/10/2028		3,100	3,130
6.160% due 09/10/2029		5,319	5,439
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		1,174	1,096
Cedar Funding CLO Ltd. 6.654% due 05/29/2032 •		7,000	7,005
Centerline Logistics Corp.
9.250% due 12/15/2027 «		338	341
9.750% due 12/15/2027 «		392	395
Centex Home Equity Loan Trust
4.872% due 06/25/2034 þ		5,200	4,946
6.110% due 03/25/2033 •		1,141	1,121
6.510% due 10/25/2035 •		1,528	1,485
Chase Auto Owner Trust
5.220% due 07/25/2029		13,000	13,004
5.520% due 06/25/2029		17,400	17,520
5.530% due 09/27/2027		12,800	12,805
5.660% due 05/26/2027		17,800	17,811
CIFC Funding Ltd.
6.536% due 04/20/2030 •		1,890	1,893
6.565% due 04/24/2031 •		1,556	1,558
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		14,535	14,553
Citigroup Mortgage Loan Trust
5.895% due 11/25/2036 •		521	511

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.120% due 02/25/2035 •		351	328
6.150% due 10/25/2035 •		800	715
College Avenue Student Loans LLC
4.130% due 12/26/2047		1,269	1,211
6.660% due 12/26/2047 •		939	937
7.110% due 11/26/2046 •		377	380
Conseco Finance Corp. 7.500% due 03/01/2030 ~		2,782	892
Conseco Finance Securitizations Corp. 7.208% due 09/01/2033 •		1,701	1,690
Countrywide Asset-Backed Certificates Trust
4.630% due 12/25/2034 •		1,037	975
5.499% due 02/25/2035 ~		4,460	3,901
5.600% due 06/25/2047 •		7,340	6,530
5.710% due 06/25/2047 •		178	171
5.720% due 04/25/2046 •		1,591	1,457
5.760% due 03/25/2047 •		3,482	3,392
5.865% due 09/25/2046 •		1,668	1,323
5.900% due 05/25/2037 •		17,918	16,930
5.900% due 05/25/2047 •		3,864	3,617
5.940% due 04/25/2037 •		37	31
5.940% due 03/25/2047 •		10,109	8,345
5.960% due 01/25/2046 •		5,300	4,954
6.150% due 05/25/2036 •		269	267
6.160% due 03/25/2036 •		4,572	3,877
6.200% due 08/25/2047 •		21,000	20,043
6.360% due 10/25/2047 •		8	8
CPS Auto Receivables Trust
5.880% due 02/15/2028		12,500	12,503
6.130% due 09/15/2026		5,320	5,325
Credit-Based Asset Servicing & Securitization CBO Ltd.
8.770% due 02/16/2041 •		128,899	2,443
8.840% due 12/15/2034 •		10,528	662
Credit-Based Asset Servicing & Securitization LLC 3.645% due 03/25/2034 •		116	120
CVC Cordatus Loan Fund DAC 4.608% due 08/15/2032 •	EUR	1,531	1,640
ECMC Group Student Loan Trust 6.500% due 05/25/2067 •		$1,709	1,706
Ellington Loan Acquisition Trust 6.560% due 05/25/2037 •		9,708	9,351
Elmwood CLO Ltd.
6.947% due 01/17/2034 •		11,500	11,530
7.033% due 12/11/2033 •		41,800	41,947
EMC Mortgage Loan Trust 8.460% due 11/25/2030 •		3,810	3,720
Ent Auto Receivables Trust
6.240% due 01/16/2029		2,000	2,018
6.260% due 11/15/2029		1,000	1,017
Exeter Automobile Receivables Trust
5.820% due 02/15/2027		11,900	11,905
6.310% due 10/15/2027		500	502
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,103
5.540% due 04/16/2029		3,700	3,708
5.760% due 11/15/2027		7,600	7,602
FHF Issuer Trust
5.690% due 02/15/2030		7,100	7,095
6.790% due 10/15/2029		6,498	6,569
Finance of America Structured Securities Trust
3.000% due 09/25/2061 þ		12,360	11,723
6.500% due 04/25/2073 þ		4,222	4,211
First Franklin Mortgage Loan Trust
5.580% due 11/25/2036 •		1,693	1,513
5.760% due 05/25/2036 •		1,698	1,644
5.770% due 07/25/2036 •		217	206
5.940% due 04/25/2036 •		7,600	6,834
First Investors Auto Owner Trust 6.440% due 10/16/2028		6,456	6,483
First NLC Trust 2.853% due 05/25/2035 •		9,019	7,760
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		8,348	8,325
Fremont Home Loan Trust 5.600% due 11/25/2036 •		3,668	2,101
GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		11,500	11,463
5.340% due 06/15/2028		11,500	11,419
5.520% due 11/15/2027		22,400	22,333
5.690% due 03/15/2029		12,259	12,155
5.770% due 06/15/2027		11,500	11,503
GLS Auto Select Receivables Trust
5.580% due 06/17/2030		8,300	8,306
6.370% due 06/15/2028		8,391	8,441
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •		2,699	2,703

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

GreenState Auto Receivables Trust 5.530% due 08/16/2027		9,400	9,385
Greywolf CLO Ltd. 6.745% due 01/27/2031 •		7,052	7,058
GSAA Home Equity Trust
5.700% due 05/25/2047 •		1,493	827
5.900% due 03/25/2047 •		5,179	1,785
6.360% due 08/25/2037 •		51	49
6.741% due 03/25/2036 þ		3,772	1,046
GSAMP Trust
5.600% due 03/25/2047 •		10,815	9,683
5.800% due 01/25/2037 •		697	673
5.940% due 09/25/2036 •		8,642	3,029
6.210% due 01/25/2034 •		2,081	2,012
6.435% due 06/25/2034 •		507	510
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		9,800	9,807
Harvest SBA Loan Trust 7.689% due 08/25/2044 •		1,361	1,353
Hayfin Emerald CLO 5.662% due 01/25/2037 •	EUR	9,800	10,508
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		$7,030	6,883
Hildene TruPS Securitization Ltd. 7.348% due 05/22/2039 •		36,053	35,782
Home Equity Asset Trust 6.060% due 07/25/2036 •		1,000	919
Home Equity Loan Trust
5.650% due 04/25/2037 •		10,164	9,476
5.690% due 04/25/2037 •		441	417
Home Equity Mortgage Loan Asset-Backed Trust
5.650% due 04/25/2037 •		15,325	10,220
5.840% due 06/25/2036 •		310	309
6.705% due 03/25/2035 •		2,403	2,343
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •		56	16
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		13,300	13,357
JP Morgan Mortgage Acquisition Corp.
6.045% due 01/25/2036 •		7,645	7,587
6.360% due 09/25/2035 •		3,400	3,090
6.420% due 06/25/2035 •		7,474	6,083
JP Morgan Mortgage Acquisition Trust
5.670% due 10/25/2036 •		262	258
5.910% due 07/25/2036 •		5,000	4,365
KKR CLO Ltd. 6.590% due 04/15/2031 •		1,200	1,201
Laurelin DAC 4.617% due 10/20/2031	EUR	23,342	25,029
LCCM Trust 6.893% due 11/15/2038 •		$6,612	6,520
LCM Loan Income Fund Ltd. 6.616% due 04/20/2031 •		11,878	11,890
Lehman XS Trust
5.700% due 02/25/2037 •		3,044	2,963
5.780% due 02/25/2037 •		1,241	1,205
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		1,184	1,177
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		2,209	2,180
Long Beach Mortgage Loan Trust
5.760% due 06/25/2036 •		8,066	3,749
5.760% due 09/25/2036 •		10,251	6,417
5.920% due 10/25/2036 •		30,970	9,843
6.060% due 02/25/2036 •		6,714	5,533
6.090% due 01/25/2046 •		2,918	2,737
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		10,200	10,197
5.590% due 02/17/2032		15,200	15,204
Magnetite Ltd. 6.874% due 10/25/2033 •		26,900	26,956
Marlay Park CLO DAC 4.646% due 10/15/2030 •	EUR	2,225	2,382
Marlette Funding Trust 7.130% due 12/15/2033		$10,159	10,252
MASTR Asset-Backed Securities Trust
5.560% due 01/25/2037 •		271	77
5.670% due 05/25/2037 •		73	70
7.185% due 06/25/2035 •		470	481
Merrill Lynch Mortgage Investors Trust
5.680% due 08/25/2037 •		1,087	556
5.750% due 08/25/2037 •		384	342
5.980% due 03/25/2037 •		859	775
5.980% due 04/25/2037 •		580	290
6.210% due 09/25/2035 •		4,232	4,074
6.260% due 08/25/2035 •		1,366	1,304

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

METAL LLC 4.581% due 10/15/2042		2,597	1,708
MF1 LLC
7.489% due 06/19/2037 •		22,100	22,135
7.974% due 09/17/2037 •		9,600	9,632
Morgan Stanley ABS Capital, Inc. Trust
5.710% due 07/25/2036 •		55	47
5.940% due 09/25/2036 •		6,680	2,283
6.000% due 03/25/2036 •		2,758	2,647
6.165% due 12/25/2034 •		75	70
6.390% due 02/25/2035 •		1,075	952
6.410% due 07/25/2037 •		44,749	41,325
6.480% due 01/25/2035 •		1,158	1,127
Mountain View CLO Ltd. 6.789% due 04/15/2034 •		10,300	10,310
National Collegiate Student Loan Trust
5.780% due 10/27/2031 •		1,314	1,300
5.819% due 10/25/2033 •		454	450
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		2,368	2,143
1.330% due 04/15/2069		3,142	2,845
2.600% due 08/15/2068		2,197	2,061
Navient Student Loan Trust
6.350% due 08/26/2069 •		3,349	3,349
7.033% due 03/15/2072 •		12,052	12,141
7.230% due 03/15/2072		6,300	6,528
Nelnet Student Loan Trust 6.640% due 02/20/2041		4,079	4,084
Neuberger Berman Loan Advisers CLO Ltd. 6.913% due 10/24/2032 •		30,500	30,412
Newark BSL CLO Ltd. 6.555% due 07/25/2030 •		1,570	1,571
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.610% due 07/25/2036 •		12,896	11,869
6.120% due 11/25/2035 •		5,022	4,735
6.120% due 10/25/2036 •		2,032	453
Northwoods Capital Ltd. 7.201% due 06/15/2031 •		2,291	2,294
NovaStar Mortgage Funding Trust
5.780% due 05/25/2036 •		875	856
6.375% due 10/25/2035 •		7,454	7,118
7.560% due 12/25/2034 «•		74	59
Octagon Investment Partners Ltd. 6.549% due 04/16/2031 •		11,867	11,876
Octagon Loan Funding Ltd. 6.767% due 11/18/2031 •		11,579	11,593
OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,500	2,337
4.890% due 10/14/2034		36,800	36,528
6.833% due 09/15/2036 •		4,400	4,462
Option One Mortgage Loan Trust Asset-Backed Certificates 6.150% due 11/25/2035 •		1,671	1,574
Ownit Mortgage Loan Trust
5.780% due 10/25/2037 •		9,516	9,358
5.880% due 01/25/2037 •		857	818
5.920% due 10/25/2037 •		5,187	5,136
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,132	1,127
4.970% due 01/15/2030		1,442	1,438
6.093% due 11/15/2031		3,400	3,402
6.258% due 10/15/2031		9,917	9,925
6.319% due 08/15/2031		4,206	4,212
7.037% due 03/15/2030 ~		1,051	1,055
7.128% due 06/16/2031		6,871	6,886
7.228% due 07/15/2031		1,292	1,295
7.600% due 12/16/2030		2,495	2,508
8.121% due 12/16/2030 ~		1,619	1,634
Palmer Square CLO Ltd. 6.875% due 10/20/2033 •		18,300	18,343
Palmer Square European Loan Funding DAC 5.328% due 05/15/2033 •	EUR	11,520	12,327
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.195% due 09/25/2035 •		$5,120	4,937
6.495% due 05/25/2035 •		7,804	5,998
6.510% due 06/25/2035 •		4,980	4,009
7.185% due 09/25/2034 •		2,649	2,568
People's Choice Home Loan Securities Trust 6.405% due 05/25/2035 •		690	631
Popular ABS Mortgage Pass-Through Trust 5.770% due 11/25/2036 •		7,251	6,040
PRET LLC
1.843% due 09/25/2051 þ		41,343	39,881
1.868% due 07/25/2051 þ		10,660	10,471
2.487% due 07/25/2051 þ		9,148	9,007
2.487% due 10/25/2051 ~		3,253	3,212
2.487% due 10/25/2051 þ		19,529	19,359

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

3.721% due 07/25/2051 þ		22,531	22,160
4.992% due 02/25/2061 þ		1,474	1,463
8.112% due 11/25/2053 þ		8,920	8,941
8.497% due 10/25/2053 þ		47,730	47,878
Purple Finance CLO DAC 4.682% due 01/25/2031 •	EUR	172	184
Quest Trust 6.040% due 08/25/2036 •		$6,674	6,045
RAAC Trust 6.060% due 06/25/2044 •		1,167	975
Rad CLO Ltd. 6.914% due 01/25/2033 •		23,800	23,934
Regional Management Issuance Trust 5.830% due 07/15/2036		2,400	2,413
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		1,790	1,755
Residential Asset Mortgage Products Trust
6.045% due 03/25/2036 •		18,400	16,599
6.140% due 12/25/2035 •		1,093	936
Residential Asset Securities Corp. Trust
6.000% due 07/25/2036 •		1,161	997
6.090% due 02/25/2036 •		1,500	1,431
6.420% due 01/25/2036 •		2,608	2,406
6.435% due 09/25/2035 •		3,045	2,985
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •	EUR	13,000	13,935
Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		$16,000	15,892
4.960% due 11/15/2028		14,000	13,882
5.250% due 04/17/2028		1,700	1,694
5.630% due 01/16/2029		9,500	9,517
5.710% due 02/16/2027		14,777	14,782
5.910% due 06/15/2027		9,600	9,604
Saranac CLO Ltd. 7.209% due 06/22/2030 •		2,163	2,166
Saxon Asset Securities Trust
5.770% due 09/25/2037 •		3,812	3,586
5.940% due 10/25/2046 •		9,050	7,511
7.210% due 12/25/2037 •		2,162	2,023
SBNA Auto Lease Trust
5.560% due 11/22/2027		12,900	12,940
5.670% due 11/20/2026		9,000	9,010
6.520% due 04/20/2028		4,500	4,588
SCCU Auto Receivables Trust
5.700% due 10/16/2028		5,000	5,032
5.700% due 08/15/2029		2,700	2,708
5.850% due 05/17/2027		6,722	6,724
Securitized Asset-Backed Receivables LLC Trust
5.900% due 01/25/2037 •		4,020	2,763
6.040% due 12/25/2035 •		228	219
6.075% due 01/25/2035 •		2,274	2,132
6.510% due 03/25/2035 •		163	159
Segovia European CLO DAC 4.674% due 01/18/2031 •	EUR	1,772	1,900
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031		$700	695
4.950% due 05/21/2029		3,900	3,879
5.710% due 10/20/2027		9,200	9,204
SLM Student Loan Trust 6.250% due 03/25/2026 •		35,454	35,416
SMB Private Education Loan Trust
0.000% due 07/05/2053 •		25,900	25,783
0.000% due 02/16/2055 «(g)		3	3,548
2.340% due 09/15/2034		724	713
3.940% due 02/16/2055		16,509	15,630
4.550% due 02/16/2055		8,005	7,663
4.950% due 02/16/2055		2,107	1,999
5.500% due 06/17/2052		10,253	10,349
5.950% due 02/16/2055		3,635	3,471
6.783% due 02/16/2055 •		16,509	16,622
7.133% due 10/16/2056 •		3,584	3,665
Soundview Home Loan Trust
5.570% due 01/25/2037 •		7,402	5,281
5.630% due 07/25/2037 •		4,513	3,865
5.660% due 06/25/2037 •		40,912	27,686
5.700% due 11/25/2036 •		5,797	1,605
5.760% due 03/25/2037 •		1,968	1,832
5.800% due 11/25/2036 •		3,350	927
6.410% due 09/25/2037 •		776	619
6.435% due 03/25/2036 •		1,000	912
Specialty Underwriting & Residential Finance Trust 5.411% due 12/25/2036 •		5,616	5,339
Steele Creek CLO Ltd. 6.656% due 04/21/2031 •		1,513	1,514
Structured Asset Investment Loan Trust
6.180% due 07/25/2035 •		1,336	1,239

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

6.285% due 05/25/2034 •		1,244	1,191
6.379% due 09/25/2034 •		3,085	3,073
6.660% due 08/25/2034 •		4,580	4,571
Structured Asset Securities Corp. 6.660% due 02/25/2035 •		542	532
Structured Asset Securities Corp. Mortgage Loan Trust
5.615% due 09/25/2036 •		723	438
5.840% due 12/25/2035 •		1,966	1,904
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		11,000	11,019
5.380% due 02/20/2029		3,500	3,515
Theorem Funding Trust 6.060% due 12/15/2028		2,229	2,227
TIAA CLO Ltd. 0.000% due 01/20/2032 •(b)		6,745	6,745
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,741
4.000% due 11/25/2058 ~		5,000	4,678
6.125% due 02/25/2064 ~		6,529	6,525
Trinitas Euro CLO DAC 4.827% due 10/20/2032 •	EUR	2,700	2,894
TruPS Financials Note Securitization Ltd. 7.164% due 09/20/2039 •		$2,804	2,779
United Auto Credit Securitization Trust 6.170% due 08/10/2026		1,058	1,059
Upstart Pass-Through Trust
4.300% due 05/20/2030		1,242	1,212
7.900% due 10/20/2028		3,586	3,613
Upstart Securitization Trust
3.120% due 03/20/2032		1,874	1,865
4.370% due 05/20/2032		118	118
5.500% due 06/20/2032		3,838	3,815
Venture CLO Ltd. 6.850% due 01/15/2032 •		1,700	1,701
WAVE Trust 3.844% due 11/15/2042		4,518	4,069
Westlake Automobile Receivables Trust
5.440% due 05/17/2027		3,100	3,093
5.620% due 03/15/2027		11,200	11,192
5.750% due 08/16/2027		18,500	18,502
5.903% due 03/15/2027 •		4,300	4,301
Wind River CLO Ltd. 6.639% due 07/18/2031 •		2,461	2,463
World Omni Auto Receivables Trust
5.270% due 09/17/2029		6,000	6,022
5.480% due 09/15/2027		900	901
5.763% due 09/15/2027 •		800	800

Total Asset-Backed Securities (Cost $2,298,592)			2,240,269

SOVEREIGN ISSUES 5.2%
Argentina Government International Bond
0.750% due 07/09/2030 þ		10,378	5,806
1.000% due 07/09/2029		1,115	642
3.500% due 07/09/2041 þ		9,847	3,880
3.625% due 07/09/2035 þ		40,783	17,222
3.625% due 07/09/2046 þ		115	50
4.250% due 01/09/2038 þ		10,711	4,938
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2025 (g)	BRL	319,000	54,194
0.000% due 04/01/2025 (g)		474,560	78,587
Israel Government International Bond
5.375% due 03/12/2029		$1,200	1,179
5.500% due 03/12/2034		34,600	33,008
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	814,037	37,468
3.000% due 12/03/2026 (h)		441,116	22,299
4.000% due 11/30/2028 (h)		553,447	28,309
4.000% due 08/24/2034 (h)		56,816	2,779
7.500% due 06/03/2027		282,600	14,401
7.750% due 05/29/2031		31,300	1,530
8.500% due 03/01/2029		192,300	9,899
8.500% due 05/31/2029		123,400	6,360
Peru Government International Bond
5.400% due 08/12/2034	PEN	674	155
6.900% due 08/12/2037		24,510	6,129
6.950% due 08/12/2031		19,801	5,293
Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	4,023
3.750% due 02/07/2034		6,330	5,828
5.250% due 05/30/2032		10,700	11,163
5.375% due 03/22/2031		8,760	9,318
5.500% due 09/18/2028		13,300	14,627
Russia Government International Bond
4.250% due 06/23/2027		$5,200	3,952
4.750% due 05/27/2026		6,000	4,950

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

5.250% due 06/23/2047		12,400	7,192
5.625% due 04/04/2042		3,400	2,397
5.875% due 09/16/2043		1,800	1,272
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,296,000	73,934
State Agency of Roads of Ukraine 6.250% due 06/24/2030		$1,800	504
Turkey Government International Bond
4.250% due 03/13/2025		23,900	23,509
5.250% due 03/13/2030		15,400	14,104
6.125% due 10/24/2028		2,500	2,444
7.625% due 04/26/2029		7,700	7,873
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		124	19
7.650% due 04/21/2025 ^(d)		3,123	502
8.250% due 10/13/2024 ^(d)		2,021	328
9.250% due 09/15/2027 ^(d)		729	139
9.250% due 05/07/2028 ^(d)		2,886	498
11.750% due 10/21/2026 ^(d)		130	25
11.950% due 08/05/2031 ^(d)		6,600	1,245

Total Sovereign Issues (Cost $569,744)			523,974

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		2,065,869	2,913
iHeartMedia, Inc. 'A' (e)		487,321	531
iHeartMedia, Inc. 'B' «(e)		378,169	371

			3,815

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(e)		345,787	0
Intelsat Emergence SA «(k)		372,608	13,858
UBS Group AG		17,485	515

			14,373

HEALTH CARE 0.2%
Amsurg Equity «(e)(k)		317,945	15,740

INDUSTRIALS 0.2%
Drillco Holding Lux SA «(e)(k)		23,705	554
Forsea Holding SA «(e)		7,901	184
Neiman Marcus Group Ltd. LLC «(e)(k)		110,888	14,983
Voyager Aviation Holdings LLC «(e)		958	0
Westmoreland Mining Holdings «(e)(k)		2,910	6
Westmoreland Mining LLC «(e)(k)		2,936	13

			15,740

UTILITIES 0.0%
Windstream Units «(e)		5,491	92

Total Common Stocks (Cost $73,435)			49,760

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		4,542	11

Total Warrants (Cost $6,265)			11

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		500,000	495

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «		5,748	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Total Preferred Securities (Cost $2,395)		495

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.	3,766	11

Total Real Estate Investment Trusts (Cost $24)		11

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
COMMERCIAL PAPER 0.4%
AT&T, Inc. 5.550% due 07/15/2024	$4,600	4,588
Dominion Resources Services, Inc. 5.580% due 07/17/2024	3,400	3,390
Entergy Corp. 5.550% due 08/01/2024	5,000	4,974
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	7,500	7,489
5.570% due 07/09/2024	8,350	8,336
VW Credit, Inc. 5.550% due 07/16/2024	7,500	7,479

		36,256

REPURCHASE AGREEMENTS (l) 3.7%		372,345

SHORT-TERM NOTES 0.0%
Chase Auto Owner Trust 5.559% due 04/25/2025	3,307	3,307

U.S. TREASURY BILLS 0.1%
5.387% due 07/11/2024 - 08/29/2024 (f)(g)(n)(p)	7,740	7,709

Total Short-Term Instruments (Cost $419,633)		419,617

Total Investments in Securities (Cost $15,397,809)		14,781,663

	SHARES
INVESTMENTS IN AFFILIATES 10.8%
SHORT-TERM INSTRUMENTS 10.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio III	112,903,478	1,098,438

Total Short-Term Instruments (Cost $1,098,280)		1,098,438

Total Investments in Affiliates (Cost $1,098,280)		1,098,438

Total Investments 156.8% (Cost $16,496,089)		$15,880,101
Financial Derivative Instruments (m)(o) 0.4%(Cost or Premiums, net $73,572)		40,795
Other Assets and Liabilities, net (57.2)%		(5,792,530)

Net Assets 100.0%		$10,128,366

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023		$13,285	$15,740	0.16%
Drillco Holding Lux SA					06/08/2023		474	554	0.01
Intelsat Emergence SA					06/19/2017 - 02/23/2024		25,427	13,858	0.14
National Football League 5.480% due 10/05/2028					03/14/2024		18,600	18,566	0.18
Neiman Marcus Group Ltd. LLC					09/25/2020		3,571	14,983	0.15
Westmoreland Mining Holdings					03/26/2019		9	6	0.00
Westmoreland Mining LLC					06/30/2023		19	13	0.00

							$61,385	$63,720	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.400%	06/28/2024	07/01/2024	$169,200	U.S. Treasury Notes 4.250% due 12/31/2025		$(169,075)	$169,200	$169,276
BPS	5.380	06/28/2024	07/01/2024	18,400	U.S. Treasury Notes 2.125% due 05/15/2025		(18,776)	18,400	18,408
DEU	5.230	06/28/2024	07/01/2024	10,400	U.S. Treasury Notes 1.125% due 08/31/2028		(10,613)	10,400	10,405
	5.410	07/01/2024	07/02/2024	170,600	U.S. Treasury Notes 2.875% due 05/15/2032		(174,004)	170,600	170,600
FICC	2.600	06/28/2024	07/01/2024	3,745	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		(3,820)	3,745	3,746

Total Repurchase Agreements							$(376,288)	$372,345	$372,435

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA					1.500%	07/01/2054	$3,650	$(2,744)	$(2,722)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2039	22,000	(19,508)	(19,356)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2054	1,200	(945)	(940)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2054	393,000	(323,784)	(321,293)
Uniform Mortgage-Backed Security, TBA					4.500	07/15/2054	76,800	(72,951)	(72,411)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short Sales (5.0)%	$(419,932)	$(416,722)

(1)	Includes accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	45	$45	$(13)	$(17)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	45	45	(13)	(6)

Total Written Options	$(26)	$(23)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	126	$9,546	$(21)	$73	$(73)
U.S. Treasury 5-Year Note September Futures	09/2024	5,605	597,370	2,973	0	(613)

$2,952	$73	$(686)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	212	$(50,427)	$1,384	$0	$(3)
3-Month SOFR Active Contract December Futures	03/2026	227	(54,497)	1,030	0	0
3-Month SOFR Active Contract June Futures	09/2024	266	(62,944)	1,956	0	(2)
3-Month SOFR Active Contract June Futures	09/2025	214	(51,191)	1,149	0	(5)
3-Month SOFR Active Contract March Futures	06/2025	192	(45,809)	1,141	0	(2)
3-Month SOFR Active Contract March Futures	06/2026	214	(51,432)	902	2	0
3-Month SOFR Active Contract September Futures	12/2024	246	(58,333)	1,744	0	(3)
3-Month SOFR Active Contract September Futures	12/2025	174	(41,708)	852	0	(2)
Euro-Bund September Futures	09/2024	105	(14,801)	(192)	47	(2)
Euro-Buxl 30-Year Bond September Futures	09/2024	4	(558)	(13)	6	(1)
U.S. Treasury 10-Year Note September Futures	09/2024	82	(9,019)	1	22	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	70	(7,947)	(77)	34	0
U.S. Treasury Long-Term Bond September Futures	09/2024	2,256	(266,913)	(2,352)	2,256	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	288	(36,099)	(407)	477	0

$7,118	$2,844	$(20)

Total Futures Contracts	$10,070	$2,917	$(706)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.248%	EUR	40,500	$(488)	$976	$488	$0	$(1)
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.279	43,900	1,199	(531)	668	9	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.276	$5,600	53	(32)	21	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.371	300	4	(1)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	4,600	76	(22)	54	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	7,100	(36)	150	114	4	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.391	4,600	(111)	126	15	1	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385	2,800	(26)	(20)	(46)	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.422	800	114	1	115	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.266	1,900	121	(75)	46	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.296	1,400	65	0	65	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.501	4,100	239	31	270	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.602	2,700	119	109	228	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.915	7,200	306	518	824	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.057	1,700	(30)	38	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	16,000	100	176	276	2	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	3,300	37	30	67	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	EUR	16,100	(1,220)	1,345	125	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.347	5,900	(594)	656	62	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.379	4,600	(439)	499	60	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.438	12,500	(581)	765	184	0	(10)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.476	3,500	(255)	312	57	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	$18,400	59	14	73	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355	2,100	48	(22)	26	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404	20,900	493	(195)	298	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	7,600	(5)	139	134	4	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.58	1,900	(5)	38	33	1	0

$(757)	$5,025	$4,268	$34	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$2,975	$(117)	$126	$9	$0	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	9,200	(295)	211	(84)	0	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	73,416	(2,805)	2,479	(326)	13	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	72	(9)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	9,400	(766)	634	(132)	0	(5)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	4,700	(320)	238	(82)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	29,600	(1,378)	656	(722)	5	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	18,300	(669)	90	(579)	3	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	388	31	(12)	19	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	37,054	3,235	(985)	2,250	0	(32)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,619	149	32	181	0	(2)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	980	0	61	61	0	(1)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	800	56	(5)	51	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(2)	5	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,000	0	19	19	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	400	0	8	8	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,600	12	44	56	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	13,800	146	149	295	0	(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	204,500	4,487	(239)	4,248	0	(18)

$1,689	$3,579	$5,268	$21	$(60)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	407,100	$6,410	$(4,399)	$2,011	$0	$(542)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	5,800	(31)	230	199	0	(23)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	6,400	(27)	176	149	27	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		3,000	(48)	78	30	13	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		2,400	(29)	(1,478)	(1,507)	0	(18)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		2,400	(29)	(1,457)	(1,486)	0	(18)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		4,800	(63)	(2,828)	(2,891)	0	(37)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		13,700	(282)	797	515	143	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(215)	(215)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	361	3,301	3,662	176	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,324	5,687	11,011	514	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		6,884,000	67	(23)	44	0	(22)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	1,486	1,467	98	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,546,000	177	(19)	158	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	1,915	2,788	85	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	661	661	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	07/21/2024		$67,700	(406)	(1,264)	(1,670)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024		67,500	(415)	(1,245)	(1,660)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.010	Annual	07/25/2024		103,600	(650)	(1,941)	(2,591)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024		67,100	(419)	(1,438)	(1,857)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		29,800	(201)	(542)	(743)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		65,000	(396)	(1,262)	(1,658)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		26,400	(171)	(475)	(646)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		26,600	(187)	(431)	(618)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		26,600	(185)	(419)	(604)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		26,600	(185)	(410)	(595)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		26,500	(182)	(479)	(661)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		26,500	(182)	(512)	(694)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		27,200	(197)	(446)	(643)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		63,600	(413)	(1,132)	(1,545)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		27,600	(183)	(517)	(700)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		62,900	(398)	(1,237)	(1,635)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		54,400	(197)	(720)	(917)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		54,500	(190)	(783)	(973)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		56,000	(174)	(818)	(992)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		56,000	(175)	(758)	(933)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		426,700	(29)	12,642	12,613	116	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		212,300	23	6,371	6,394	55	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		28,600	(224)	(498)	(722)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		14,300	(112)	(249)	(361)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		57,200	(449)	(990)	(1,439)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		36,900	(285)	(608)	(893)	0	(8)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	27,500	(208)	(474)	(682)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	52,800	(407)	(868)	(1,275)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	22,000	(169)	(361)	(530)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	52,800	(403)	(847)	(1,250)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	456,560	(3,285)	415	(2,870)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	1,031,690	704	(2,777)	(2,073)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	258,700	7,230	1,136	8,366	73	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	168,200	2,140	8,706	10,846	52	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	120,800	26	6,138	6,164	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	261,800	(1,267)	4,291	3,024	31	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(1,675)	(1,710)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(904)	(915)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(3,162)	(3,258)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	(1,374)	(1,804)	0	(167)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	111,565	108,688	1,000	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	2,869	4,276	42	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(1,456)	(1,579)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(647)	(712)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	72	66	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	596	2,985	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	(555)	(626)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(4,148)	(5,564)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	401	1,225	43	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(816)	(1,149)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(843)	(1,180)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(1,189)	(1,707)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(951)	(1,290)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	587	1,799	117	0
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	7,344	7,128	91	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	(402)	(502)	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	(115)	(148)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	808	(91)	46	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	9,623	14,730	219	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	1,644	3,560	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	11,401	7,898	1,008	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(761)	(840)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(718)	(796)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	48,710	48,360	1,939	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	160,270	413	701	1,114	352	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	4,217	18,471	381	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(1,090)	(1,210)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(1,104)	(1,202)	0	(72)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	(352)	(386)	0	(31)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	5,260	7,644	398	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	(158)	(180)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	373	373	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	811	811	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	743	743	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	709	709	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	1,259	1,259	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	852	852	93	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	1,512	1,512	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	1,510	1,510	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	665	665	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	642	642	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	389	389	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	302	302	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	464	464	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	774	774	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	583	583	79	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	334	334	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	336	336	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	331	331	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	218	218	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	324	324	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	320	320	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	311	311	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	726	5,483	463	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	1,071	(349)	105	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(13,068)	(19,994)	0	(339)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	7,568	4,494	1,106	0
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	2,398	2,344	49	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	3,010	2,938	63	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,944)	(1,968)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,936)	(1,955)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,414)	(1,431)	0	(31)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	58,110	80	350	430	231	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,460)	(1,483)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(455)	(463)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	3,720	3,612	76	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	2,065	2,142	61	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	3,478	3,573	99	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	(847)	(707)	0	(1,224)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	117,222	101,833	1,672	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(2,233)	(2,537)	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(2,212)	(2,520)	0	(100)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(233)	(259)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	10,900	40,554	1,219	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(785)	(860)	0	(94)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(823)	(902)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(759)	(835)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(912)	(972)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(1,343)	(1,462)	0	(168)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	3,036	7,590	1,085	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(1,936)	(2,140)	0	(263)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	12,215	9,774	2,483	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	4,668	5,623	404	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	(247)	(277)	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	(274)	(312)	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	(725)	(833)	0	(152)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	(315)	(368)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	(401)	(500)	0	(155)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	(50)	(143)	0	(151)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	141	94	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	119	67	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	146	108	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	197	151	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	111	86	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	126	101	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	195	172	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	285	255	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	238	209	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	481	424	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(149)	(212)	80	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	94	32	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	195	132	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	(1,547)	(5,601)	0	(692)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	163	131	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	293	232	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	207	176	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	172	141	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	247	215	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	539	474	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	557	484	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	544	544	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	586	521	82	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	(147)	(176)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	(87)	(105)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	(224)	(257)	0	(47)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		14,200	(58)	(381)	(439)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		14,200	(58)	(357)	(415)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		7,500	(32)	(226)	(258)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		6,900	(35)	(140)	(175)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		5,900	(30)	(91)	(121)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		28,000	(125)	(252)	(377)	0	(166)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		15,100	(64)	(394)	(458)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		7,700	(29)	(173)	(202)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		15,000	(56)	(324)	(380)	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		14,600	(55)	(64)	(119)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		7,600	(29)	(31)	(60)	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		15,600	(54)	(4)	(58)	0	(95)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		14,400	(49)	150	101	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		14,400	(57)	167	110	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		15,200	(44)	156	112	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		80,300	(226)	904	678	0	(490)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		14,200	(38)	206	168	0	(87)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		39,200	(127)	823	696	0	(241)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		16,900	(68)	(86)	(154)	105	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		92,440	(2,481)	878	(1,603)	0	(570)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		21,400	(65)	(5)	(70)	0	(70)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		15,000	(49)	(81)	(130)	0	(130)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,630	0	(27)	(27)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(2,889)	(2,934)	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(25,411)	(25,679)	0	(773)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		7,300	(75)	(3,062)	(3,137)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(7,582)	(7,767)	0	(218)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	18,959	18,941	532	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	3,311	3,199	109	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	75,900	74,279	2,407	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	68,306	99,750	2,777	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(87)	(1,138)	(1,225)	0	(156)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(599)	(859)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(605)	(867)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(959)	(1,378)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	26	2	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	63	41	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	58	35	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(194)	(245)	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	(2,950)	3,309	1,365	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	5,400	0	(26)	(26)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		3,600	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		4,400	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		12,100	0	(15)	(15)	0	(1)
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		20,200	0	(17)	(17)	0	(2)
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		10,200	0	(6)	(6)	0	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		10,000	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		20,300	0	(11)	(11)	0	(2)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		58,300	0	(338)	(338)	0	(28)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(168)	(168)	0	(14)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(246)	(246)	0	(21)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(586)	(586)	0	(54)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(571)	(571)	0	(54)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(563)	(563)	0	(54)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(683)	(683)	0	(58)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(154)	(154)	0	(13)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(716)	(716)	0	(62)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(171)	(171)	0	(19)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(1,318)	(1,318)	0	(116)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(510)	(510)	0	(58)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(319)	(319)	0	(29)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(248)	(248)	0	(30)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(412)	(412)	0	(49)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(733)	(733)	0	(89)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(564)	(564)	0	(69)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(81)	(81)	0	(10)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(543)	(543)	0	(69)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(470)	(470)	0	(63)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(39)	(39)	0	(4)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(20)	(20)	0	(2)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(19)	(19)	0	(2)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(22)	(22)	0	(5)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(37)	(37)	0	(12)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	15,100	(24)	(95)	(119)	0	(10)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	(79)	(101)	0	(11)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(20)	59	39	0	(10)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		15,100	(22)	59	37	14	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	(39)	(67)	0	(22)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	109	472	0	(155)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	28	28	0	(4)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	23	23	0	(3)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	87	87	0	(11)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	59	59	0	(7)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	36	36	0	(5)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	65	65	0	(8)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	66	66	0	(8)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	67	67	0	(8)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	82	82	0	(8)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	27	27	0	(4)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	71	71	0	(10)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	30	30	0	(4)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	31	31	0	(4)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	41	41	0	(4)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	50	50	0	(8)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	56	56	0	(8)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	17	17	0	(2)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(365)	(279)	0	(1)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(3,784)	(2,160)	20	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	140	92	33	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		70,500	(262)	408	146	201	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	(269)	28	22	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	19,700	(68)	(235)	(303)	0	(6)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	24	24	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	403	514	4	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	78	78	1	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	71	71	1	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	43	43	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	671	630	0	(8)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	695	664	0	(8)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		16,600	(39)	(495)	(534)	9	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		7,900	(16)	(235)	(251)	5	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		8,500	(18)	(222)	(240)	5	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		19,400	(37)	(272)	(309)	13	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		16,100	(30)	(200)	(230)	11	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		10,300	(17)	(169)	(186)	8	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		11,200	(22)	159	137	10	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		360,400	4,522	(5,560)	(1,038)	0	(252)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	356	396	3	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	(199)	(1,195)	0	(83)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	541	504	0	(20)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		10,200	(48)	(499)	(547)	22	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		10,100	(40)	(409)	(449)	22	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		5,100	(22)	(268)	(290)	11	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		10,500	(45)	(579)	(624)	23	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		6,400	(26)	(251)	(277)	14	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		8,600	(33)	(286)	(319)	19	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		11,300	(43)	(302)	(345)	25	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		13,900	(52)	(349)	(401)	31	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		12,800	(46)	(232)	(278)	29	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		8,500	(28)	(172)	(200)	20	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		13,800	(51)	351	300	33	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	(65)	(95)	0	(21)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	(74)	(105)	0	(21)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		6,300	(20)	127	107	13	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		233,000	3,156	(4,121)	(965)	0	(492)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	7,334	8,300	34	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,807	1,678	9	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	14,771	18,756	0	(245)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		122,300	(3,254)	3,358	104	287	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025	MXN	4,900	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	3	(10)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	4	(26)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(30)	(19)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(13)	(7)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(21)	(14)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	91	91	0	(4)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	113	113	0	(6)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(61)	(61)	1	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		97,400	0	123	123	0	(10)
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		57,200	0	57	57	0	(6)
Receive	28-Day MXN-TIIE	9.340	Lunar	06/03/2027		109,100	0	96	96	0	(11)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(45)	(62)	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(111)	(121)	3	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	65	55	0	(2)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(16)	(21)	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	6	6	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(15)	(15)	1	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		160,600	(83)	(326)	(409)	16	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		286,900	0	(645)	(645)	29	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		379,400	0	(900)	(900)	38	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		191,300	0	(443)	(443)	19	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		96,800	0	(209)	(209)	10	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		576,000	0	(1,240)	(1,240)	58	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		98,600	0	(200)	(200)	10	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		196,800	0	(393)	(393)	20	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		39,400	0	(78)	(78)	4	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		99,500	0	(196)	(196)	10	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		98,400	0	(192)	(192)	10	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		162,600	(6)	(328)	(334)	16	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		57,100	0	99	99	0	(5)
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		28,700	0	49	49	0	(3)
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		28,300	0	48	48	0	(3)
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		14,100	0	27	27	0	(1)
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		35,200	0	66	66	0	(3)
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		21,300	0	40	40	0	(2)
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		24,300	0	49	49	0	(2)
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		34,100	0	68	68	0	(3)
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		43,700	0	87	87	0	(4)
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		15,800	0	32	32	0	(1)
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		29,600	0	55	55	0	(2)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		31,400	129	55	184	0	(2)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		130,100	534	228	762	0	(8)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		32,100	0	71	71	0	(2)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		75,700	0	173	173	0	(6)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(12)	(18)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	4	7	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(143)	(187)	2	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	121	143	0	(3)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	1,869	(656)	12	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,169)	(1,175)	0	(20)
Pay	UKRPI	4.050	Maturity	09/15/2031		6,800	28	(1,071)	(1,043)	0	(19)
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,842)	(2,004)	0	(36)
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,463)	(1,506)	0	(24)
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,526)	(2,596)	0	(46)

							$69,747	$472,589	$542,336	$27,277	$(13,832)

Total Swap Agreements							$70,679	$481,193	$551,872	$27,332	$(13,908)

(n)

Securities with an aggregate market value of $246,617 and cash of $14,726 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	8,075		$4,945		$27		$0
		08/2024			$4,945		NZD	8,075	0		(27)
		10/2024			10,866		CNH	77,739	0		(127)
BOA		07/2024		BRL	176,000		$35,203		3,719		0
		07/2024		KRW	28,006,399		20,472		158		0
		07/2024		SGD	461		339		0		0
		07/2024			$31,661		BRL	176,000	0		(177)
		07/2024			18,827		EUR	17,284	0		(316)
		07/2024			4,817		PLN	19,195	0		(50)
		07/2024			32,571		SGD	44,174	27		(21)
		08/2024		SGD	38,059		$28,081		0		(27)
		08/2024			$4,433		TRY	155,231	59		0
		09/2024			26,096		INR	2,186,027	54		0
		02/2025			3,937		MXN	71,854	0		(140)
BPS		07/2024		BRL	27,080		$5,384		540		0
		07/2024		EUR	24,964		26,957		222		0
		07/2024		GBP	85,972		109,821		1,144		0
		07/2024		KRW	28,048,047		20,435		91		0
		07/2024			$36,896		AUD	55,374	44		0
		07/2024			4,877		BRL	27,080	0		(33)
		07/2024			7,800		EUR	7,196	0		(94)
		07/2024			4,050		IDR	66,361,206	6		0
		07/2024			1,153		ILS	4,276	0		(21)
		07/2024			1,273		JPY	198,800	0		(37)
		07/2024			10,616		NZD	17,281	0		(90)
		07/2024			11,357		PLN	45,096	0		(156)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024	AUD	55,374		$36,928	0	(44)
	08/2024	TRY	829		24	0	0
	09/2024	CNH	352,596		49,203	623	0
	09/2024	INR	243,807		2,909	0	(7)
	09/2024	TWD	929,754		28,895	221	0
	09/2024		$8,381	INR	701,477	10	0
	10/2024	CNH	121,523		$16,972	185	0
	10/2024		$14,769	CNH	105,746	0	(161)
	05/2029	KWD	4,290		$14,750	425	0
	07/2029		573		1,970	58	0
BRC	07/2024	AUD	1,348		892	0	(7)
	07/2024	EUR	1,372	AUD	2,207	3	0
	07/2024	MXN	80,510		$4,356	0	(36)
	07/2024	NOK	6,138		583	9	0
	07/2024	PLN	90		23	1	0
	07/2024	SGD	10,952		8,110	33	0
	07/2024	THB	7,340		200	0	0
	07/2024		$7,040	PLN	28,123	0	(55)
	07/2024		21,680	TRY	751,720	869	0
	08/2024	AUD	2,208	EUR	1,372	0	(3)
	08/2024		1,963		$1,308	0	(3)
	08/2024	TRY	398		11	0	0
	08/2024		$15,881	TRY	549,932	125	0
	09/2024	CNH	74		$10	0	0
	09/2024	MXN	132,485		7,009	0	(146)
	09/2024		$518	MXN	9,708	6	0
	09/2024		24,723	TRY	900,822	826	0
	11/2024		711		28,074	39	0
	02/2025		3,914	MXN	70,983	0	(166)
CBK	07/2024	BRL	626,977		$115,063	2,904	0
	07/2024	CHF	7,122		7,826	0	(101)
	07/2024	KRW	2,225,894		1,632	17	0
	07/2024	NZD	816		498	1	0
	07/2024	PLN	12		3	0	0
	07/2024		$112,789	BRL	626,977	0	(631)
	07/2024		1,815	GBP	1,419	0	(21)
	07/2024		12,317	PLN	48,853	0	(183)
	07/2024		5,337	TRY	179,918	43	0
	07/2024		4,370	ZAR	79,458	0	(8)
	07/2024	ZAR	594		$32	0	0
	08/2024		$115,063	BRL	629,082	0	(2,939)
	09/2024	PEN	64,432		$17,262	499	0
	09/2024	TWD	349,604		10,847	65	0
	09/2024		$48,518	INR	4,056,252	27	(22)
	01/2025		3,740	MXN	68,121	0	(138)
DUB	07/2024	AUD	1,865		$1,234	0	(10)
	07/2024	BRL	842,777		151,616	854	0
	07/2024	IDR	815,550		50	0	0
	07/2024	KRW	15,192,364		11,042	23	0
	07/2024		$161,134	BRL	842,777	0	(10,371)
	07/2024		11,927	PLN	46,875	0	(286)
	08/2024	BRL	14,975		$2,910	240	0
	09/2024		$3,347	PEN	12,543	0	(84)
	02/2025	MXN	170,202		$9,387	406	0
	02/2025		$5,473	MXN	99,413	0	(229)
	03/2025		785	TRY	37,367	98	0
FAR	07/2024	AUD	56,806		$37,848	0	(48)
	07/2024	EUR	402,639		438,535	7,329	0
	07/2024	NZD	15,516		9,463	12	0
	07/2024		$152,301	JPY	23,783,469	0	(4,476)
	07/2024		548	NZD	890	0	(6)
	08/2024		9,463		15,516	0	(12)
GLM	07/2024	BRL	431,000		$82,740	5,639	0
	07/2024	KRW	23,096		17	0	0
	07/2024	MXN	80,743		4,348	0	(57)
	07/2024		$79,726	BRL	431,000	0	(2,625)
	07/2024		300	KRW	412,139	0	(1)
	07/2024		622	MXN	11,239	0	(9)
	07/2024		7,571	PLN	29,909	0	(143)
	07/2024		2,094	TRY	71,535	64	0
	07/2024	ZAR	128,221		$7,008	0	(30)
	08/2024		$3,260	TRY	112,501	27	0
	09/2024	MXN	21,648		$1,136	0	(33)
	09/2024		$2,551	TRY	101,897	344	0
	10/2024		2,278	BRL	12,502	0	(65)
	01/2025	BRL	319,000		$61,478	5,545	0
	04/2025		464,760		83,371	2,783	0
JPM	07/2024		86,927		16,123	573	0
	07/2024	CHF	4,281		4,733	0	(32)
	07/2024	IDR	118,246,518		7,291	64	0
	07/2024	KRW	18,772,468		13,609	0	(7)
	07/2024	SGD	32,503		24,148	179	0
	07/2024		$15,669	BRL	86,927	0	(119)
	07/2024		60,093	CHF	53,927	0	(70)
	07/2024		2,944	ILS	10,889	0	(60)
	07/2024		26	KRW	35,612	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	4,744	PLN	18,554	0	(136)
07/2024	4,169	TRY	141,150	96	0
07/2024	ZAR	242,878	$13,194	0	(139)
08/2024	CHF	53,728	60,093	69	0
08/2024	$9,416	TRY	324,556	80	0
09/2024	INR	948	$11	0	0
09/2024	MXN	1,679,451	92,805	2,103	0
09/2024	TWD	594,795	18,475	131	0
09/2024	$14,577	BRL	79,677	0	(424)
09/2024	5,757	INR	482,366	13	0
10/2024	CNH	209,465	$29,271	335	0
10/2024	$4,229	CNH	30,206	0	(57)
11/2024	840	TRY	33,162	46	0
03/2025	681	33,014	100	0
04/2025	BRL	9,800	$1,744	44	0
MBC	07/2024	AUD	2,244	EUR	1,372	0	(28)
07/2024	CAD	76,226	$55,982	264	0
07/2024	JPY	24,160,324	150,578	411	0
07/2024	SGD	266	198	1	0
07/2024	$55,708	CAD	76,274	45	0
07/2024	442,288	EUR	413,618	680	(4)
07/2024	46,779	GBP	36,974	0	(40)
07/2024	448	NOK	4,775	0	(1)
07/2024	9,554	TRY	318,978	88	0
08/2024	CAD	76,222	$55,708	0	(47)
08/2024	EUR	411,987	441,181	0	(680)
08/2024	NOK	4,771	448	1	0
08/2024	$146,694	JPY	23,441,545	0	(307)
09/2024	TWD	15,103	$469	3	0
02/2025	$3,935	MXN	71,373	0	(168)
MYI	07/2024	BRL	89,704	$17,366	1,319	0
07/2024	$16,137	BRL	89,704	0	(90)
07/2024	128	NOK	1,363	0	0
07/2024	11,038	NZD	17,997	0	(76)
08/2024	NOK	1,362	$128	0	0
09/2024	TWD	236,613	7,375	78	0
09/2024	$3,851	INR	321,976	1	0
01/2025	MXN	68,147	$3,740	136	0
02/2025	143,258	7,872	306	0
NGF	07/2024	KRW	17,912,053	13,026	34	0
09/2024	INR	1,048,871	12,513	0	(34)
09/2024	TWD	437,784	13,571	70	0
RBC	07/2024	$60,335	GBP	47,579	0	(190)
08/2024	GBP	47,579	$60,345	190	0
RYL	07/2024	$3,099	AUD	4,645	0	0
SCX	07/2024	EUR	10,495	$11,275	35	0
07/2024	IDR	1,477,080	90	0	0
07/2024	KRW	14,221,015	10,428	113	0
07/2024	$639	ZAR	11,776	7	0
08/2024	1,063	JPY	169,800	0	(2)
09/2024	CNH	144,716	$20,172	233	0
09/2024	TWD	360,645	11,188	66	0
09/2024	$15,259	INR	1,277,217	19	0
SSB	07/2024	1,130	JPY	176,600	0	(33)
TOR	07/2024	CHF	189	$210	0	(1)
07/2024	NZD	11,761	7,204	40	0
08/2024	$7,204	NZD	11,761	0	(40)
UAG	07/2024	CHF	42,365	$46,881	0	(272)
07/2024	ILS	15,337	4,139	75	0
07/2024	$33	CHF	30	0	0
08/2024	CHF	30	$33	0	0
08/2024	$1,121	EUR	1,047	2	0

Total Forward Foreign Currency Contracts	$44,494	$(27,529)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,449
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	24,700	3,962	6,294
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	51,400	694	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	51,400	694	2,182
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	10,500	1,701	984
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	15,300	2,478	4,005
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	155,900	1,169	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	155,900	1,169	3,526
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	110,700	1,522	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	110,700	1,522	4,052
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	12,200	1,610	587
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	13,800	1,821	3,217
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	12,200	1,935	1,159
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	13,800	2,189	3,523
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	169,300	2,421	0
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	169,300	2,421	6,014

Total Purchased Options	$29,730	$36,992

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus MXN	MXN	18.150	02/06/2025	9,786	$(448)	$(616)
Call - OTC USD versus MXN	18.100	02/11/2025	3,909	(178)	(254)
Call - OTC USD versus MXN	18.150	02/13/2025	9,772	(436)	(626)
MYI	Call - OTC USD versus MXN	18.230	01/29/2025	9,842	(472)	(583)
Call - OTC USD versus MXN	18.250	01/30/2025	9,842	(473)	(581)
Call - OTC USD versus MXN	18.150	02/10/2025	9,838	(443)	(623)

$(2,450)	$(3,283)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	14,200	$(64)	$(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	14,200	(64)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	14,900	(22)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	14,900	(22)	(4)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	9,100	(36)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	9,100	(36)	(5)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	10,300	(39)	(30)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	10,300	(39)	(51)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	31,000	(64)	(14)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	31,000	(64)	(73)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	22,400	(75)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	22,400	(75)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	31,400	(119)	(36)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	31,400	(119)	(203)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	31,000	(130)	(29)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	31,700	(115)	(57)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	31,700	(115)	(207)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	31,000	(130)	(200)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	25,100	(82)	(69)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	25,100	(82)	(88)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	7,200	(26)	(5)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	7,200	(26)	(29)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	10,000	(33)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	10,000	(33)	(42)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	10,700	(19)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	10,700	(19)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	7,600	(30)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	7,600	(30)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	8,700	(35)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	8,700	(35)	(58)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	8,200	(33)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	8,200	(33)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	15,000	(63)	(47)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	15,000	(63)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	15,500	(40)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	15,500	(57)	(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	15,500	(57)	(88)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	15,500	(40)	(68)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	17,300	(28)	(25)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	17,300	(28)	(13)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	17,500	(30)	(12)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	17,500	(30)	(27)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	17,700	(29)	(16)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	17,700	(29)	(38)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	9,900	(31)	(16)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	9,900	(31)	(46)

							$(2,400)	$(1,822)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	2.596%		1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	$(1,365)	$(3,520)
	Put - OTC 1-Year Interest Rate Floor	3.018		1-Day USD-SOFR Compounded-OIS	07/24/2024	311,800	(1,244)	0
	Put - OTC 1-Year Interest Rate Floor	2.596		1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(30)
FAR	Call - OTC 2-Year Interest Rate Cap	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(2,232)
MYC	Call - OTC 2-Year Interest Rate Cap	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(4,232)
NGF	Call - OTC 2-Year Interest Rate Cap	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(6,272)
FAR	Put - OTC 2-Year Interest Rate Floor	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(887)	(66)
MYC	Put - OTC 2-Year Interest Rate Floor	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(185)
NGF	Put - OTC 2-Year Interest Rate Floor	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(307)

							$(15,877)	$(16,844)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.719	07/08/2024		7,800	$(15)	$(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		6,700	(21)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054		95.594	08/06/2024		10,600	(24)	(37)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			98.594	08/06/2024		10,600	(20)		(13)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.250	07/08/2024		27,000	(51)		(36)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.969	07/08/2024		7,800	(25)		(2)

								$(156)		$(94)

Total Written Options								$(20,883)		$(22,043)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.149%	$3,100	$(136)	$126	$0	$(10)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	1,300	(140)	143	3	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	1,000	(48)	43	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	200	(18)	15	0	(3)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	400	(29)	30	1	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	0.94	100	(17)	17	0	0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	2,300	(105)	103	0	(2)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	5,780	(700)	712	12	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	1,600	(28)	33	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341	600	2	0	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	600	(22)	19	0	(3)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	9,400	(47)	7	0	(40)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	400	(42)	43	1	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	400	(18)	17	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	1,900	(30)	36	6	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.85	4,300	(145)	158	13	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	1,100	(40)	35	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	500	(45)	39	0	(6)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.926	3,700	517	(95)	422	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445	600	(7)	(4)	0	(11)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	2,200	(18)	27	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	600	(6)	6	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	400	(43)	44	1	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	100	(5)	5	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	200	(8)	7	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445	400	(4)	(4)	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	900	(7)	16	9	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.087	38,300	(2,372)	2,291	0	(81)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	2,800	(123)	110	0	(13)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	3,100	(276)	238	0	(38)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	1,700	(9)	16	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	2,900	8	19	27	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	1,300	(4)	16	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.89	900	(17)	21	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	3,700	(39)	38	0	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

	South Africa Government International Bond		1.000	Quarterly	12/20/2026	1.149	28,400	(1,243)	1,153	0	(90)

								$(5,267)	$5,484	$535	$(318)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index			0.500%	Monthly	08/17/2061	$1,300	$(9)	$(1)	$0	$(10)
GST	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	214,500	171	(2,446)	0	(2,275)
	CMBX.NA.AAA.15 Index			0.500	Monthly	11/18/2064	106,200	(1,021)	(844)	0	(1,865)
MEI	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	3,400	(25)	0	0	(25)
MYC	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	72,100	(253)	(289)	0	(542)
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	187,700	205	(2,196)	0	(1,991)
	CMBX.NA.AAA.15 Index			0.500	Monthly	11/18/2064	12,400	(105)	(113)	0	(218)

								$(1,037)	$(5,889)	$0	$(6,926)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$4,600	$46	$(53)	$0	$(7)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	13,000	142	(138)	15	(11)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	15,900	165	(178)	4	(17)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.321% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	4,000	4	(5)	0	(1)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.330% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	2,000	1	(3)	0	(2)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	2,000	15	(20)	0	(5)

								$373	$(397)	$19	$(43)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.325% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$2,100	$3	$(1)	$2	$0

Total Swap Agreements								$(5,928)	$(803)	$556	$(7,287)

(p)

Securities with an aggregate market value of $15,255 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$151,622	$127,164	$278,786
Corporate Bonds & Notes
Banking & Finance	0	723,457	4,316	727,773
Industrials	0	500,614	19,513	520,127
Utilities	0	200,258	0	200,258
Municipal Bonds & Notes
Illinois	0	18	0	18
Puerto Rico	0	108	0	108
U.S. Government Agencies	0	7,003,901	0	7,003,901
U.S. Treasury Obligations	0	644,873	0	644,873
Non-Agency Mortgage-Backed Securities	0	2,163,580	8,102	2,171,682
Asset-Backed Securities	6,745	2,228,134	5,390	2,240,269
Sovereign Issues	0	523,974	0	523,974
Common Stocks
Communication Services	3,444	0	371	3,815
Financials	515	0	13,858	14,373
Health Care	0	0	15,740	15,740
Industrials	0	0	15,740	15,740
Utilities	0	0	92	92
Warrants
Financials	0	0	11	11
Preferred Securities
Banking & Finance	0	495	0	495
Real Estate Investment Trusts
Real Estate	11	0	0	11
Short-Term Instruments
Commercial Paper	0	36,256	0	36,256
Repurchase Agreements	0	372,345	0	372,345
Short-Term Notes	0	3,307	0	3,307
U.S. Treasury Bills	0	7,709	0	7,709

$10,715	$14,560,651	$210,297	$14,781,663
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,098,438	$0	$0	$1,098,438

Total Investments	$1,109,153	$14,560,651	$210,297	$15,880,101

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(416,722)	$0	$(416,722)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	126	30,123	0	30,249
Over the counter	0	82,042	0	82,042

$126	$112,165	$0	$112,291
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(76)	(14,561)	0	(14,637)
Over the counter	0	(56,859)	0	(56,859)

$(76)	$(71,420)	$0	$(71,496)

Total Financial Derivative Instruments	$50	$40,745	$0	$40,795

Totals	$1,109,203	$14,184,674	$210,297	$15,504,174

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$79,132	$53,178	$(10,006)	$108	$0	$(108)	$4,860	$0	$127,164	$(108)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2024 (Unaudited)

CorporateBonds & Notes
Banking & Finance	5,705	0	(272)	54	15	5	0	(1,191)	4,316	(195)
Industrials	19,547	0	0	0	0	(34)	0	0	19,513	(35)
Non-Agency Mortgage-Backed Securities	1,308	6,746	(143)	18	2	171	0	0	8,102	164
Asset-Backed Securities	5,360	0	(241)	1	7	(165)	428	0	5,390	(165)
Common Stocks
Communication Services	711	0	0	0	0	(340)	0	0	371	(340)
Financials	10,215	0	0	0	0	3,643	0	0	13,858	3,643
Health Care	15,725	0	0	0	0	15	0	0	15,740	14
Industrials	17,007	0	0	0	0	(1,267)	0	0	15,740	(1,266)
Utilities	173	0	0	0	0	(81)	0	0	92	(81)
Warrants
Financials	9	0	0	0	0	2	0	0	11	2

Totals	$154,892	$59,924	$(10,662)	$181	$24	$1,841	$5,288	$(1,191)	$210,297	$1,633

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$44,580	Comparable Companies			EBITDA Multiple		X	13.500	—
		24,755	Discounted Cash Flow			Discount Rate			9.390 - 11.730	9.646
		5,021	Proxy Pricing			Base Price			100.000	—
		10,486	Recent Transaction			Purchase Price			98.000	—
		42,322	Third Party Vendor			Broker Quote			99.500 - 100.000	99.530
Corporate Bonds & Notes
Banking & Finance		3,182	Discounted Cash Flow			Discount Rate			7.304	—
		417	Expected Recovery			Recovery Rate			11.374	—
		717	Indicative Market Quotation			Price			07.630	0—
Industrials		947	Discounted Cash Flow			Discount Rate			7.620	—
		18,566	Indicative Market Quotation			Broker Quote			98.143 - 99.815	98.979
Non-Agency Mortgage-Backed Securities		6,931	Discounted Cash Flow			Discount Rate			6.775 - 9.055	7.317
		1,171	Fair Valuation Of Odd Lot Positions			Adjustment factor			2.500	—
Asset-Backed Securities		4,283	Discounted Cash Flow			Discount Rate			9.250 - 17.000	15.715
		1,107	Fair Valuation Of Odd Lot Positions			Adjustment factor			2.500	—
Common Stocks
Communication Services		371	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Financials		13,858	Comparable Companies			EBITDA Multiple		x	4.240	—
Health Care		15,740	Comparable Companies			EBITDA Multiple		X	13.500	—
Industrials		14,983	Comparable Companies / Discounted Cash Flow			Revenue multiple, EBITDA multiple/Discount Rate		X,X /%	—	—
		757	Indicative Market Quotation			Broker Quote			$2.000 - 23.375	22.882
Utilities		92	Comparable Companies			EBITDA Multiple		x	3.920	—
Warrants
Financials		11	Option Pricing Model			Volatility			32.500	—

Total		$210,297

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Opportunities Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Broadcom Inc. TBD% due 08/14/2026 «		$200	$199
IRB Holding Corp. 8.194% due 12/15/2027		195	195
LifePoint Health, Inc. 9.329% due 05/17/2031		100	100
MPH Acquisition Holdings LLC 9.859% due 09/01/2028		195	162

Total Loan Participations and Assignments (Cost $688)			656

CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 14.5%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	187
American Assets Trust LP 3.375% due 02/01/2031		200	164
American Tower Corp. 2.300% due 09/15/2031		200	163
Athene Global Funding 4.823% due 02/23/2027 ~	EUR	100	107
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$6	5
Barclays PLC 4.972% due 05/16/2029 •		700	685
BNP Paribas SA
1.904% due 09/30/2028 •		300	268
2.871% due 04/19/2032 •		200	168
7.000% due 08/16/2028 •(c)(d)		300	296
BPCE SA 6.612% due 10/19/2027 •		550	559
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	179
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	179
Credit Suisse AG AT1 Claim		500	60
Crown Castle, Inc. 3.100% due 11/15/2029		200	179
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	203
1.750% due 11/19/2030 •		200	188
3.729% due 01/14/2032 •		$200	169
Equinix, Inc. 3.900% due 04/15/2032		200	182
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	107
3.375% due 11/13/2025		$300	290
4.488% due 12/01/2024 •	EUR	100	107
4.535% due 03/06/2025	GBP	100	125
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		$300	287
5.798% due 08/10/2026 •		400	400
HSBC Holdings PLC
2.871% due 11/22/2032 •		300	250
4.292% due 09/12/2026 •		300	295
4.583% due 06/19/2029 •		100	97
5.210% due 08/11/2028 •		200	199
ING Groep NV
2.727% due 04/01/2032 •		400	338
4.017% due 03/28/2028 •		200	193
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(c)(d)	EUR	200	220
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	188
2.963% due 01/25/2033 •		200	171
6.070% due 10/22/2027 •		200	204
Kennedy-Wilson, Inc. 4.750% due 02/01/2030		200	166
Lazard Group LLC 4.500% due 09/19/2028		800	773
LeasePlan Corp. NV 2.875% due 10/24/2024		200	198

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	191
4.716% due 08/11/2026 •		200	198
5.462% due 01/05/2028 •		300	299
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		200	182
National Health Investors, Inc. 3.000% due 02/01/2031		200	164
Nationwide Building Society 4.302% due 03/08/2029 •		300	287
NatWest Group PLC 4.800% due 04/05/2026		500	494
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	187
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		950	898
Standard Chartered PLC 2.819% due 01/30/2026 •		300	295
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	163
UBS AG 3.700% due 02/21/2025		250	247
UBS Group AG
4.550% due 04/17/2026		500	492
6.537% due 08/12/2033 •		250	262
Wells Fargo & Co.
3.000% due 04/22/2026		300	288
3.526% due 03/24/2028 •		400	382

			13,578

INDUSTRIALS 7.1%
AbbVie, Inc. 4.800% due 03/15/2029		200	199
Air Canada 4.625% due 08/15/2029	CAD	200	142
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$65	59
3.375% due 11/01/2028		165	156
American Airlines, Inc.
5.500% due 04/20/2026		133	132
5.750% due 04/20/2029		100	97
Amgen, Inc. 2.450% due 02/21/2030		200	175
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027		200	190
Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3
Centene Corp. 3.000% due 10/15/2030		200	171
Charter Communications Operating LLC 3.500% due 06/01/2041		200	134
Cloud Software Group, Inc. 6.500% due 03/31/2029		200	192
Constellation Brands, Inc. 4.750% due 05/09/2032		300	289
Coty, Inc.
3.875% due 04/15/2026	EUR	100	107
4.750% due 01/15/2029		$200	190
5.000% due 04/15/2026		150	148
Expedia Group, Inc. 6.250% due 05/01/2025		44	44
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	174
Frontier Communications Holdings LLC 8.750% due 05/15/2030		200	206
Grifols SA 3.875% due 10/15/2028	EUR	200	176
Haleon U.S. Capital LLC 3.375% due 03/24/2027		$250	239
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	87
3.750% due 05/01/2029		200	184
Humana, Inc. 4.875% due 04/01/2030		200	196
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	104
Marriott International, Inc. 2.850% due 04/15/2031		$200	171
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	180
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	123	151
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$100	76

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	194
4.810% due 09/17/2030		200	186
Petroleos Mexicanos 6.700% due 02/16/2032		199	167
Prosus NV 2.085% due 01/19/2030	EUR	200	188
Sands China Ltd. 2.850% due 03/08/2029		$200	176
Studio City Finance Ltd. 5.000% due 01/15/2029		100	88
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	187
TEGNA, Inc. 4.625% due 03/15/2028		200	181
United Airlines Pass-Through Trust 5.875% due 04/15/2029		110	111
United Airlines, Inc.
4.375% due 04/15/2026		100	97
4.625% due 04/15/2029		300	280
Wynn Macau Ltd. 5.500% due 01/15/2026		400	392

			6,621

UTILITIES 1.6%
Boston Gas Co. 3.757% due 03/16/2032		100	87
Dominion Energy, Inc. 3.375% due 04/01/2030		200	181
Enel Finance International NV 5.125% due 06/26/2029		300	296
Georgia Power Co. 4.700% due 05/15/2032		300	290
Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	172
4.400% due 03/01/2032		200	183
Southern California Gas Co. 2.950% due 04/15/2027		200	188
Verizon Communications, Inc. 3.875% due 03/01/2052		100	76

			1,473

Total Corporate Bonds & Notes (Cost $23,130)			21,672

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	178

Total Municipal Bonds & Notes (Cost $200)			178

U.S. GOVERNMENT AGENCIES 44.8%
Fannie Mae
5.558% due 03/25/2034 •		2	2
6.350% due 04/25/2032 •		2	2
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		402	377
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2054		100	82
3.000% due 08/01/2054		2,400	2,044
3.500% due 08/01/2054		7,400	6,551
4.000% due 08/01/2054		1,400	1,282
4.500% due 08/01/2054		2,100	1,980
5.000% due 08/01/2054		26,600	25,706
5.500% due 08/01/2054		1,700	1,677
6.000% due 08/01/2054		2,100	2,105

Total U.S. Government Agencies (Cost $42,126)			41,808

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 07/15/2032		2,590	2,323
1.125% due 01/15/2033		1,789	1,656
1.375% due 07/15/2033 (i)		2,168	2,048
U.S. Treasury Notes
4.875% due 04/30/2026		600	601

Total U.S. Treasury Obligations (Cost $6,769)			6,628

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		97	66

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Banc of America Funding Trust 6.303% due 06/20/2032 «~		12	12
Bear Stearns Adjustable Rate Mortgage Trust 5.503% due 02/25/2034 ~		16	14
Bear Stearns ALT-A Trust 4.610% due 05/25/2036 ~		495	234
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		277	188
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		203	119
EMF-NL Prime BV 4.688% due 04/17/2041 •	EUR	14	15
GSR Mortgage Loan Trust
5.110% due 06/25/2034 «~		$8	8
5.750% due 01/25/2037		9	5
HarborView Mortgage Loan Trust 4.231% due 06/19/2036 ~		103	43
MASTR Adjustable Rate Mortgages Trust 6.141% due 05/25/2034 «~		25	22
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.303% due 08/15/2032 •		28	26
Residential Accredit Loans, Inc. Trust 6.170% due 09/25/2037 ~		348	232
Residential Asset Securitization Trust 6.000% due 07/25/2037		194	72
Structured Asset Mortgage Investments Trust 5.953% due 07/19/2035 •		14	13
WaMu Mortgage Pass-Through Certificates Trust
4.015% due 03/25/2037 ~		302	244
6.553% due 08/25/2042 •		8	7

Total Non-Agency Mortgage-Backed Securities (Cost $1,875)			1,320

ASSET-BACKED SECURITIES 17.0%
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		179	179
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.165% due 11/25/2035 •		150	146
6.480% due 09/25/2034 •		114	111
Apidos CLO 6.509% due 07/17/2030 •		273	274
AREIT LLC 7.571% due 06/17/2039 •		500	502
Ares CLO Ltd. 6.460% due 01/15/2029 •		81	81
Aurium CLO DAC 4.653% due 01/16/2031 •	EUR	299	320
Bear Stearns Asset-Backed Securities Trust
5.690% due 02/25/2037 •		$600	568
6.090% due 02/25/2036 •		245	244
Blackrock European CLO DAC 4.526% due 10/15/2031 •	EUR	485	518
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		$355	356
Countrywide Asset-Backed Certificates Trust
5.660% due 06/25/2047 •		354	301
6.200% due 08/25/2047 •		97	93
Crestline Denali CLO Ltd. 6.616% due 04/20/2030 •		303	303
CSAB Mortgage-Backed Trust 5.600% due 11/25/2036 •		861	122
Elevation CLO Ltd. 6.535% due 10/25/2030 •		125	125
Fremont Home Loan Trust 5.600% due 01/25/2037 •		487	246
FS Rialto Issuer LLC 7.233% due 01/19/2039 •		500	501
Halseypoint CLO Ltd. 6.686% due 07/20/2031 •		536	536
Harvest CLO DAC 4.756% due 01/15/2032 •	EUR	500	534
HSI Asset Securitization Corp. Trust 6.240% due 01/25/2036 •		$400	328
IXIS Real Estate Capital Trust 5.920% due 01/25/2037 •		109	38
Jubilee CLO DAC
4.516% due 04/15/2030 •	EUR	200	215
4.556% due 04/15/2031 •		500	534
KKR CLO Ltd. 6.725% due 10/15/2030 •		$237	237
Marble Point CLO Ltd. 6.630% due 10/15/2030 •		183	184
Morgan Stanley ABS Capital, Inc. Trust
5.760% due 09/25/2036 •		637	218
6.000% due 12/25/2034 •		231	209

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Mountain View CLO LLC 6.629% due 01/16/2031 •		345	345
OSD CLO Ltd. 6.449% due 04/17/2031 •		496	497
PFP Ltd. 6.444% due 08/09/2037 •		80	79
Rad CLO Ltd. 6.705% due 07/24/2032 •		700	701
Regatta Funding Ltd. 6.523% due 10/25/2031 •		300	300
Residential Asset Securities Corp. Trust
5.980% due 07/25/2036 •		1,111	963
6.060% due 02/25/2036 •		357	353
Saxon Asset Securities Trust 5.770% due 09/25/2037 •		205	193
SG Mortgage Securities Trust 5.670% due 10/25/2036 •		700	497
Sierra Madre Funding Ltd. 5.842% due 09/07/2039 •		667	427
Sound Point CLO Ltd. 6.565% due 07/25/2030 •		163	163
Soundview Home Loan Trust 5.660% due 06/25/2037 •		484	328
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		442	443
TCW CLO Ltd. 6.555% due 04/25/2031 •		175	175
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		495	492
Venture CLO Ltd.
6.636% due 07/20/2030 •		530	531
6.751% due 07/30/2032 •		300	300
VMC Finance LLC 6.546% due 06/16/2036 •		11	11
WaMu Asset-Backed Certificates WaMu Trust 5.685% due 05/25/2037 •		280	259
Wellfleet CLO Ltd. 6.756% due 07/20/2032 •		811	813

Total Asset-Backed Securities (Cost $16,382)			15,893

SOVEREIGN ISSUES 4.8%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (a)	BRL	7,700	1,275
Israel Government International Bond 5.375% due 03/12/2029		$200	196
Mexico Government International Bond 5.400% due 02/09/2028		200	200
Peru Government International Bond
5.940% due 02/12/2029	PEN	300	78
6.150% due 08/12/2032		1,600	402
6.950% due 08/12/2031		1,100	294
Poland Government International Bond 4.625% due 03/18/2029		$200	198
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	175
South Africa Government International Bond
4.850% due 09/30/2029		$400	367
8.000% due 01/31/2030	ZAR	7,500	378
8.500% due 01/31/2037		7,900	342
Turkey Government International Bond 6.350% due 08/10/2024		$600	601

Total Sovereign Issues (Cost $4,656)			4,506

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust 7.340% (US0003M + 1.750%) due 01/15/2067 ~		100,000	64
Nationwide Building Society 10.250% due 12/31/2049 ~(c)		250	41

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Total Preferred Securities (Cost $107)		105

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 61.2%
COMMERCIAL PAPER 3.4%
Alimentation Couche-Tard, Inc. 5.520% due 07/08/2024	$450	449
Bacardi-Martini BV 5.850% due 07/18/2024	250	249
Global Payments, Inc. 6.030% due 07/18/2024	250	249
Intel Corp. 5.520% due 07/08/2024	250	250
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024	300	299
L3Harris Technologies, Inc. 5.520% due 07/24/2024	250	249
NextEra Energy Capital Holdings, Inc. 5.580% due 07/11/2024	250	249
Penske Truck Leasing Co. LP 5.500% due 07/05/2024	450	450
Southern California Edison Co. 5.600% due 07/02/2024	250	250
Targa Resources Corp. 6.000% due 07/08/2024	450	449

		3,143

REPURCHASE AGREEMENTS (f) 57.8%		54,021

Total Short-Term Instruments (Cost $57,166)		57,164

Total Investments in Securities (Cost $153,099)		149,930

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III	958,151	9,322

Total Short-Term Instruments (Cost $9,319)		9,322

Total Investments in Affiliates (Cost $9,319)		9,322

Total Investments 170.5% (Cost $162,418)		$159,252
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $(600))		(12)
Other Assets and Liabilities, net (70.5)%		(65,834)

Net Assets 100.0%		$93,406

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.380%	06/28/2024	07/01/2024	$29,000	U.S. Treasury Notes 2.125% due 05/15/2025	$(29,593)	$29,000	$29,013
5.400	07/01/2024	07/02/2024	24,800	U.S. Treasury Notes 1.375% due 11/15/2031	(25,341)	24,800	24,800
FICC	2.600	06/28/2024	07/01/2024	221	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(226)	221	221

Total Repurchase Agreements	$(55,160)	$54,021	$54,034

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2054	$4,400	$(3,465)	$(3,445)

Total Short Sales (3.7)%	$(3,465)	$(3,445)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	3	$263	$0	$0	$(1)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	3	$(374)	$(4)	$1	$0
Euro-Bund September Futures	09/2024	22	(3,101)	(40)	10	0
Euro-Schatz September Futures	09/2024	7	(792)	(3)	0	0
U.S. Treasury 2-Year Note September Futures	09/2024	18	(3,676)	(11)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	21	(2,238)	(6)	2	0
U.S. Treasury 10-Year Note September Futures	09/2024	97	(10,668)	(117)	26	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	48	(5,450)	(53)	23	0
U.S. Treasury Long-Term Bond September Futures	09/2024	13	(1,538)	(13)	13	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	11		(1,379)	(16)		18	0

								$(263)		$94	$0

Total Futures Contracts								$(263)		$94	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.434%		$300	$60	$(40)	$20	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564		100	(1)	3	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946		300	(1)	2	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.161	EUR	300	1	0	1	0	0

							$59	$(35)	$24	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index		(5.000)%	Quarterly	12/20/2028		$1,188	$(70)	$(7)	$(77)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-40 5-Year Index		1.000%	Quarterly	12/20/2028		$300	$(10)	$3	$(7)	$0	$0
CDX.EM-41 5-Year Index		1.000	Quarterly	06/20/2029		100	(4)	1	(3)	0	0
iTraxx Crossover 41 5-Year Index		5.000	Quarterly	06/20/2029	EUR	500	49	(9)	40	1	0

							$35	$(5)	$30	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	2,200	$23	$(12)	$11	$0	$(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	690,000	(11)	6	(5)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		$600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		700	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.622	Semi-Annual	03/20/2025		3,300	1	(114)	(113)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026		4,100	(2)	(295)	(297)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		2,000	(32)	(134)	(166)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		1,500	(17)	(134)	(151)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,200	7	15	22	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(1)	(13)	(14)	0	(1)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	1,200	0	36	36	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030	2,500	0	73	73	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	800	0	23	23	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	700	0	20	20	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	500	0	12	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	500	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	300	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	200	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	2,430	18	505	523	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032	1,960	(22)	(329)	(351)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	4	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	300	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	300	(1)	6	5	0	(2)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,900	84	1	85	30	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	0	(1)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	455	1,060	40	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(12)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		700	37	202	239	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	16	181	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	10	107	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	88	105	4	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	4,400	0	(7)	(7)	0	(4)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		23,300	0	(22)	(22)	0	(15)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		13,200	0	8	8	9	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		200	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		100	0	0	0	0	0
Pay	3-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	3,000	0	(2)	(2)	0	(1)
Pay	3-Month PLN-WIBOR	5.158	Annual	03/22/2027		3,000	0	(2)	(2)	0	(1)
Pay	3-Month PLN-WIBOR	4.810	Annual	02/16/2029		5,700	0	(17)	(17)	0	(2)
Pay	3-Month PLN-WIBOR	4.641	Annual	02/19/2029		4,200	0	(20)	(20)	0	(1)
Pay	3-Month PLN-WIBOR	4.970	Annual	03/21/2029		2,200	0	(2)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	EUR	200	(1)	(1)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		4,900	55	(75)	(20)	0	(10)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,000	(22)	23	1	2	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	PLN	8,300	0	(192)	(192)	2	0
Receive	6-Month PLN-WIBOR	7.015	Annual	10/11/2027		5,500	0	(129)	(129)	1	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		4,300	0	(106)	(106)	1	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	9,400	(31)	5	(26)	0	0

							$940	$(99)	$841	$161	$(78)

Total Swap Agreements							$964	$(146)	$818	$163	$(78)

Cash of $1,720 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	118		$72		$0		$0
		07/2024			$357		AUD	537	0		0
		08/2024			72		NZD	118	0		0
BOA		07/2024		EUR	5,708		$6,197		84		0
		07/2024		SGD	13		10		0		0
		07/2024			$834		PLN	3,363	1		0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024		10	SGD	13	0	0
	08/2024	SGD	13		$10	0	0
BPS	07/2024	CAD	163		119	0	0
	07/2024	JPY	5,900		38	1	0
	07/2024	KRW	1,173,640		852	1	0
	07/2024	PLN	6,141		1,515	0	(10)
	07/2024	TWD	16,829		520	2	0
	07/2024		$210	AUD	315	0	0
	07/2024		167	EUR	155	0	(1)
	07/2024		50	IDR	819,320	0	0
	07/2024		84	INR	7,071	0	0
	07/2024		168	NZD	273	0	(1)
	07/2024		8	PLN	33	0	0
	07/2024		447	SGD	606	0	0
	08/2024	AUD	315		$210	0	0
	08/2024	SGD	605		447	0	0
	09/2024		$23	CNH	165	0	0
BRC	07/2024	MXN	1,142		$62	0	(1)
	07/2024	PLN	37		9	0	0
	07/2024	SGD	606		448	2	0
	07/2024		$962	PLN	3,845	0	(8)
	07/2024		333	TRY	11,620	18	0
	08/2024		173		5,977	2	0
	09/2024	MXN	2,597		$137	0	(3)
	09/2024		$150	TRY	5,544	8	0
BSH	08/2024	PEN	1,517		$396	1	0
CBK	07/2024	BRL	1,600		288	2	0
	07/2024	GBP	330		420	3	0
	07/2024	MXN	9,112		495	0	(2)
	07/2024	PEN	1,084		287	5	0
	07/2024		$294	BRL	1,600	0	(7)
	07/2024		132	GBP	103	0	(2)
	07/2024		142	PEN	542	0	(1)
	07/2024		666	PLN	2,616	0	(17)
	07/2024		21	TRY	694	0	0
	08/2024	BRL	1,606		$294	7	0
	09/2024		$26	INR	2,156	0	0
	10/2024	CNH	10,183		$1,414	8	0
DUB	07/2024	AUD	852		564	0	(5)
	03/2025		$12	TRY	586	2	0
FAR	07/2024	NZD	227		$138	0	0
	07/2024		$37	JPY	5,895	0	0
	08/2024	JPY	5,867		$37	0	0
	08/2024		$138	NZD	227	0	0
GLM	07/2024	BRL	7,000		$1,367	115	0
	07/2024	KRW	107,779		78	0	0
	07/2024	TWD	3,874		120	1	0
	07/2024		$1,294	BRL	7,000	0	(42)
	07/2024		741	MXN	13,616	3	(1)
	08/2024		811	BRL	4,160	0	(70)
	08/2024		113	TRY	3,896	1	0
	09/2024		33		1,153	0	0
	04/2025	BRL	7,600		$1,362	44	0
JPM	07/2024		3,697		719	57	0
	07/2024	CAD	1,295		942	0	(4)
	07/2024	KRW	107,494		78	0	0
	07/2024	TWD	5,579		172	1	0
	07/2024		$665	BRL	3,697	0	(4)
	07/2024		951	CHF	854	0	(1)
	07/2024		83	CNY	589	0	(1)
	07/2024		36	INR	2,977	0	0
	07/2024		16	PLN	65	0	0
	07/2024		116	TRY	3,932	4	0
	08/2024	CHF	850		$951	1	0
	08/2024	CNY	589		83	0	0
	08/2024		$104	TRY	3,634	2	0
	09/2024		276	BRL	1,507	0	(8)
	09/2024		401	MXN	7,251	0	(9)
	10/2024		54	CNH	390	0	(1)
	03/2025		11	TRY	518	2	0
	04/2025	BRL	100		$18	0	0
MBC	07/2024	CAD	68		50	0	0
	07/2024	GBP	128		162	0	0
	07/2024		$1,115	CAD	1,527	1	0
	07/2024		453	GBP	355	0	(4)
	07/2024		44	INR	3,722	0	0
	08/2024	CAD	1,526		$1,115	0	(1)
	08/2024		$162	GBP	128	0	0
MYI	07/2024	CHF	854		$954	4	0
	07/2024	TWD	6,148		190	1	0
	07/2024		$1,236	INR	103,413	4	0
	07/2024		150	NZD	244	0	(1)
	09/2024		3	INR	219	0	0
SCX	07/2024	CNY	588		$83	1	0
	07/2024	EUR	127		136	0	0
	07/2024	KRW	540,003		392	1	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	TWD	12,863	398	2	0
07/2024	$6,114	EUR	5,707	0	(3)
07/2024	970	ZAR	17,880	11	0
08/2024	EUR	5,707	$6,123	3	0
08/2024	PEN	1,223	320	2	0
09/2024	$11	CNH	78	0	0
09/2024	25	INR	2,063	0	0
SSB	07/2024	EUR	27	$29	0	0
TOR	07/2024	NZD	172	105	1	0
08/2024	$100	COP	402,241	0	(4)
08/2024	105	NZD	172	0	(1)

Total Forward Foreign Currency Contracts	$409	$(213)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC USD versus JPY	JPY	153.500	07/05/2024	800	$5	$36

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	2,700	$0	$1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	1,800	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	900	0	0
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	1,800	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	1,800	0	2
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	900	0	1
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	900	0	1

$0	$13

Total Purchased Options	$5	$49

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC USD versus JPY	JPY	157.250	07/05/2024	1,600	$(3)	$(35)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700%	07/05/2024	100	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	300	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	200	(1)	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	300	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	200	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	200	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	200	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	100	0	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	200	(1)	0
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	100	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	100	0	0

$(15)	$(23)

Total Written Options	$(18)	$(58)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.425%	$300	$(5)	$6	$1	$0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	100	(2)	2	0	0

$(7)	$8	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$47	$29	$(27)	$2	$0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	141	88	(82)	6	0
MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	234	146	(135)	11	0

$263	$(244)	$19	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$6,634	$(1,761)	$1,368	$0	$(393)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	19	0	(2)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	10	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	13	0	(1)

$(1,807)	$1,410	$0	$(397)

Total Swap Agreements	$(1,551)	$1,174	$20	$(397)

(i)

Securities with an aggregate market value of $275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$457	$199	$656
Corporate Bonds & Notes
Banking & Finance	0	13,578	0	13,578
Industrials	0	6,621	0	6,621
Utilities	0	1,473	0	1,473
Municipal Bonds & Notes
California	0	178	0	178
U.S. Government Agencies	0	41,808	0	41,808
U.S. Treasury Obligations	0	6,628	0	6,628
Non-Agency Mortgage-Backed Securities	0	1,278	42	1,320
Asset-Backed Securities	0	15,893	0	15,893
Sovereign Issues	0	4,506	0	4,506
Preferred Securities
Banking & Finance	0	105	0	105
Short-Term Instruments
Commercial Paper	0	3,143	0	3,143
Repurchase Agreements	0	54,021	0	54,021

$0	$149,689	$241	$149,930
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,322	$0	$0	$9,322

Total Investments	$9,322	$149,689	$241	$159,252

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,445)	$0	$(3,445)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	246	0	257
Over the counter	0	459	19	478

$11	$705	$19	$735
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(78)	0	(79)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2024 (Unaudited)

Over the counter	0	(275)	(393)	(668)

	$(1)	$(353)	$(393)	$(747)

Total Financial Derivative Instruments	$10	$352	$(374)	$(12)

Totals	$9,332	$146,596	$(133)	$155,795

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Caesars Entertainment Corp. 8.097% due 02/06/2031		$1,300	$1,302
Project Hudson II 7.730% due 05/29/2026 «		700	703

Total Loan Participations and Assignments (Cost $1,997)			2,005

CORPORATE BONDS & NOTES 17.7%
BANKING & FINANCE 10.7%
AIB Group PLC 5.871% due 03/28/2035 •		2,800	2,783
American Tower Corp. 5.800% due 11/15/2028		4,300	4,385
Antares Holdings LP 6.500% due 02/08/2029 (h)		2,100	2,069
Athene Global Funding 4.823% due 02/23/2027 ~	EUR	2,600	2,789
Aviation Capital Group LLC 4.125% due 08/01/2025		$3,300	3,238
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	860
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029		1,600	1,606
Banco Santander SA
5.538% due 03/14/2030 •		1,000	993
5.552% due 03/14/2028 •		3,600	3,594
6.607% due 11/07/2028		2,400	2,522
6.938% due 11/07/2033		2,000	2,186
Bank of America Corp.
4.948% due 07/22/2028 •		700	695
5.202% due 04/25/2029 •		695	694
5.819% due 09/15/2029 •		2,400	2,451
Barclays PLC
5.674% due 03/12/2028 •		2,300	2,304
6.490% due 09/13/2029 •		2,100	2,175
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		400	395
CaixaBank SA 6.684% due 09/13/2027 •		2,400	2,447
Cape Lookout Re Ltd. 14.945% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,200	1,169
Capital One Financial Corp. 5.700% due 02/01/2030 •		4,700	4,724
Citizens Bank NA 5.284% due 01/26/2026 •		800	795
Credit Agricole SA 6.316% due 10/03/2029 •		800	822
East Lane Re Ltd. 14.605% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		1,000	1,004
EPR Properties 4.500% due 06/01/2027		200	191
Equinix, Inc. 1.550% due 03/15/2028		3,700	3,237
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	362
3.815% due 11/02/2027		900	845
4.125% due 08/17/2027		1,400	1,331
4.271% due 01/09/2027		600	578
4.950% due 05/28/2027		400	391
5.800% due 03/08/2029		1,000	997
6.800% due 05/12/2028		2,600	2,680
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,400	1,505
GA Global Funding Trust 1.950% due 09/15/2028		3,800	3,341
GATX Corp. 5.400% due 03/15/2027		1,100	1,101
GLP Capital LP 5.250% due 06/01/2025		2,600	2,580
Goldman Sachs Group, Inc. 6.754% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,713

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

HSBC Holdings PLC
6.254% due 03/09/2034 •		250	260
7.390% due 11/03/2028 •		3,900	4,126
Hudson Pacific Properties LP
4.650% due 04/01/2029		200	154
5.950% due 02/15/2028		100	85
ING Groep NV
5.335% due 03/19/2030 •		1,600	1,594
5.550% due 03/19/2035 •		2,600	2,568
Intesa Sanpaolo SpA 7.200% due 11/28/2033		400	428
JPMorgan Chase & Co. 3.960% due 01/29/2027 •		458	448
KBC Group NV 6.324% due 09/21/2034 •		1,400	1,454
Kizuna RE Pte Ltd. 8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		250	252
Lazard Group LLC 6.000% due 03/15/2031		800	810
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	33
5.679% due 01/05/2035 •		$800	797
5.754% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	2,944
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		$4,000	3,684
Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,700	3,369
5.382% due 07/10/2030 (b)		700	699
Morgan Stanley
4.210% due 04/20/2028 •		3,600	3,499
5.123% due 02/01/2029 •		2,648	2,638
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032		800	806
NatWest Group PLC 3.073% due 05/22/2028 •		200	187
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		3,800	3,480
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	3,940
Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		900	916
Radian Group, Inc. 6.200% due 05/15/2029		1,400	1,414
RGA Global Funding 2.000% due 11/30/2026		3,900	3,597
Sanders Re Ltd. 18.355% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		2,600	2,353
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		400	411
Sixth Street Lending Partners 6.500% due 03/11/2029		600	593
Standard Chartered PLC 5.688% due 05/14/2028 •		5,500	5,503
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		4,000	3,563
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,431
Synchrony Bank 5.400% due 08/22/2025		4,000	3,971
Torrey Pines Re Ltd. 11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		300	301
TPG Operating Group Co. 5.875% due 03/05/2034		1,400	1,406
UBS AG
4.750% due 08/09/2024		3,500	3,496
5.650% due 09/11/2028		300	306
UBS Group AG
3.869% due 01/12/2029 •		3,500	3,305
4.488% due 05/12/2026 •		3,800	3,756
5.428% due 02/08/2030 •		500	499
6.327% due 12/22/2027 •		1,000	1,017
6.442% due 08/11/2028 •		6,600	6,769
Ursa Re Ltd. 10.855% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		1,100	1,120
Wells Fargo & Co. 3.526% due 03/24/2028 •		3,500	3,339
Windmill Re DAC 0.000% due 07/05/2028 «~	EUR	250	268
Winston RE Ltd. 17.105% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$700	690

			157,831

INDUSTRIALS 4.7%
AEP Transmission Co. LLC 5.150% due 04/01/2034		1,200	1,174

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Air Canada Pass-Through Trust 3.300% due 07/15/2031		216	197
American Airlines Pass-Through Trust 3.375% due 11/01/2028		220	208
Amgen, Inc. 5.250% due 03/02/2033		3,800	3,791
Bayer U.S. Finance LLC 4.250% due 12/15/2025		4,100	4,013
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,384
Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,153
3.137% due 11/15/2035		831	666
3.419% due 04/15/2033		3,759	3,242
Centene Corp. 2.625% due 08/01/2031		100	82
CGI, Inc. 1.450% due 09/14/2026		3,800	3,481
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,600	2,604
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		765	765
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~		4,000	4,009
Global Payments, Inc. 2.900% due 05/15/2030		3,500	3,049
Hyundai Capital America 6.512% due 08/04/2025 •		3,500	3,515
Imperial Brands Finance PLC
3.125% due 07/26/2024		3,600	3,593
6.125% due 07/27/2027		3,500	3,563
LKQ Dutch Bond BV 4.125% due 03/13/2031	EUR	800	856
Northern Star Resources Ltd. 6.125% due 04/11/2033		$800	807
Oracle Corp. 2.875% due 03/25/2031		1,600	1,382
Quanta Services, Inc. 0.950% due 10/01/2024		3,800	3,751
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		2,600	2,477
Renesas Electronics Corp. 2.170% due 11/25/2026		3,900	3,611
Southern Co. 1.750% due 03/15/2028		3,700	3,283
Suntory Holdings Ltd. 2.250% due 10/16/2024		4,300	4,256
T-Mobile USA, Inc. 5.050% due 07/15/2033		3,900	3,817
Tyson Foods, Inc.
5.400% due 03/15/2029		800	801
5.700% due 03/15/2034		800	797
United Airlines Pass-Through Trust
2.700% due 11/01/2033		323	280
3.500% due 09/01/2031		147	136

			68,743

UTILITIES 2.3%
AEP Texas, Inc. 3.950% due 06/01/2028		1,800	1,710
AES Corp.
5.450% due 06/01/2028		1,250	1,248
7.600% due 01/15/2055 •		2,000	2,026
Dominion Energy, Inc. 2.250% due 08/15/2031		4,000	3,260
Duke Energy Florida LLC 2.400% due 12/15/2031		4,000	3,324
Enel Finance International NV
1.375% due 07/12/2026		4,000	3,705
4.625% due 06/15/2027		3,500	3,433
Entergy Corp. 1.900% due 06/15/2028		3,600	3,175
Eversource Energy 5.450% due 03/01/2028		1,500	1,505
Narragansett Electric Co. 5.350% due 05/01/2034		2,100	2,080
Pacific Gas & Electric Co.
3.150% due 01/01/2026		1,400	1,349
6.400% due 06/15/2033		5,900	6,098

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Southern California Edison Co. 4.900% due 06/01/2026	1,200	1,191

		34,104

Total Corporate Bonds & Notes (Cost $268,615)		260,678

U.S. GOVERNMENT AGENCIES 19.3%
Fannie Mae
2.349% due 01/25/2031 ~(a)	20,406	1,455
4.763% due 12/25/2042 ~	53	52
5.758% due 03/01/2034 •	3	3
5.815% due 10/01/2037 •	1	1
5.950% due 02/01/2037 •	2	2
5.959% due 02/01/2035 •	2	2
6.087% due 07/25/2037 •	68	67
6.314% due 10/01/2044 •	7	7
6.336% due 05/01/2038 •	438	450
6.500% due 03/01/2029 - 06/25/2044	8,294	8,558
6.615% due 06/01/2035 •	156	160
6.639% due 06/01/2036 •	3	3
6.640% due 05/01/2037 •	4	4
7.000% due 09/01/2031	1	1
7.500% due 07/25/2041	2	2
Freddie Mac
0.800% due 10/28/2026	14,800	13,520
4.000% due 10/01/2047	100	94
4.500% due 11/01/2029 - 07/01/2033	570	560
5.000% due 10/01/2033	17	17
5.500% due 12/01/2033 - 07/01/2038	110	107
5.948% due 10/15/2040 •	775	765
6.000% due 02/01/2033 - 11/01/2037	45	46
6.048% due 12/15/2037 •	32	32
6.500% due 10/01/2036 - 07/25/2043	10	11
7.000% due 01/01/2033	2	2
7.297% due 05/01/2035 •	5	5
7.704% due 05/01/2037 •	6	6
8.500% due 04/15/2025	1	1
Ginnie Mae
3.000% due 06/20/2052	500	436
3.500% due 10/15/2047	475	429
3.625% due 07/20/2034 •	7	7
4.000% due 06/20/2048	1,545	1,432
4.250% due 11/20/2034 •	1	1
4.500% due 08/20/2048 - 12/20/2053	11,302	10,756
4.625% due 03/20/2028 •	14	14
5.000% due 11/20/2049	268	265
5.750% due 08/20/2037	13	13
5.889% due 04/20/2065 •	535	534
6.037% due 08/20/2065 •	1,733	1,728
6.500% due 01/20/2034 - 08/20/2034	5	6
6.723% due 06/20/2067 •	1,053	1,061
7.000% due 07/15/2031 - 12/15/2032	4	6
Ginnie Mae, TBA
3.000% due 08/01/2054	30,000	26,156
4.000% due 07/01/2054	39,000	36,043
5.000% due 08/01/2054	4,300	4,189
Tennessee Valley Authority 3.875% due 03/15/2028	6,500	6,362
U.S. Small Business Administration 4.750% due 07/01/2025	172	170
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	681	612
4.000% due 03/01/2029 - 04/01/2053	15,491	14,251
4.500% due 11/01/2024 - 01/01/2053	2,003	1,893
5.000% due 07/01/2029 - 06/01/2053	33,382	32,309
5.500% due 01/01/2025 - 12/01/2053	23,303	23,042
6.000% due 12/01/2028 - 10/01/2040	138	141
6.500% due 12/01/2053 - 02/01/2054	9,885	10,067
7.500% due 01/01/2031 - 08/01/2032	1	1
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2054	400	354
4.000% due 07/01/2054	13,400	12,263
4.500% due 08/01/2054	26,100	24,615
5.000% due 08/01/2054	14,800	14,303
5.500% due 07/01/2054 - 08/01/2054	30,900	30,474
6.000% due 08/01/2054	1,500	1,504
6.500% due 08/01/2054	2,800	2,848

Total U.S. Government Agencies (Cost $286,758)		284,219

U.S. TREASURY OBLIGATIONS 53.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	20,204
1.875% due 02/15/2041 (l)	4,000	2,739

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

3.250% due 05/15/2042		24,800	20,630
3.375% due 08/15/2042		78,200	66,073
4.000% due 11/15/2042		4,900	4,517
4.375% due 08/15/2043		32,700	31,573
4.500% due 02/15/2044		5,100	5,004
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (h)(j)		15,381	13,323
0.250% due 01/15/2025 (j)		3,309	3,241
0.625% due 07/15/2032		18,667	16,746
1.125% due 01/15/2033		20,639	19,105
1.750% due 01/15/2034 (h)		29,577	28,714
U.S. Treasury Notes
1.250% due 04/30/2028		19,200	17,062
1.250% due 09/30/2028		19,200	16,875
2.875% due 08/15/2028		19,700	18,564
3.500% due 04/30/2028		32,700	31,634
3.625% due 03/31/2030		10,400	10,016
3.750% due 05/31/2030		10,400	10,073
3.750% due 06/30/2030		25,200	24,396
4.000% due 06/30/2028		14,000	13,789
4.000% due 02/28/2030		10,400	10,214
4.000% due 02/15/2034 (h)		79,000	76,698
4.125% due 07/31/2028 (j)		13,900	13,755
4.125% due 08/31/2030		14,900	14,712
4.250% due 02/28/2029 (h)		186,300	185,496
4.375% due 11/30/2030		29,600	29,630
4.625% due 09/30/2028		32,600	32,881
4.625% due 09/30/2030		14,700	14,909
4.875% due 10/31/2028		18,600	18,950
4.875% due 10/31/2030		14,700	15,118

Total U.S. Treasury Obligations (Cost $811,157)			786,641

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust 5.604% due 10/25/2035 ~		6	6
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~		2,574	2,219
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		4,000	3,012
Banc of America Funding Trust
5.558% due 05/25/2035 ~		769	698
6.023% due 02/20/2036 ~		38	35
Banc of America Mortgage Trust 5.624% due 02/25/2034 «~		12	11
BANK 3.071% due 08/15/2061		3,000	2,836
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		3	2
5.075% due 01/25/2035 ~		11	10
5.277% due 07/25/2034 ~		10	9
5.503% due 02/25/2034 ~		10	9
6.500% due 04/25/2033 «~		2	2
6.566% due 10/25/2036 «~		40	36
Bear Stearns ALT-A Trust
4.984% due 09/25/2035 ~		165	95
5.310% due 05/25/2035 ~		335	312
5.311% due 10/25/2035 ~		692	572
Chase Mortgage Finance Trust
4.675% due 03/25/2037 ~		212	194
6.249% due 02/25/2037 ~		46	44
Citigroup Mortgage Loan Trust
6.238% due 03/25/2034 ~		9	7
7.560% due 09/25/2035 •		320	315
CitiMortgage Alternative Loan Trust 6.000% due 12/25/2036 •		860	685
Countrywide Alternative Loan Trust
6.000% due 08/25/2035 •		1,876	950
6.153% due 12/25/2035 •		20	17
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~		141	127
5.069% due 02/20/2035 «~		25	24
6.040% due 04/25/2035 «•		18	15
6.241% due 03/25/2034 «~		261	233
Credit Suisse First Boston Mortgage Securities Corp. 6.056% due 03/25/2032 ~		6	5
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.860% due 06/25/2037 •		2,959	2,444
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	295	369
Eurosail PLC 5.503% due 03/13/2045 •		308	388
Extended Stay America Trust 6.523% due 07/15/2038 •		$3,631	3,620
Freddie Mac 4.606% due 09/25/2033 ~		2,600	2,519

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

GS Mortgage Securities Corp. Trust
6.328% due 11/15/2036 •		3,000	2,968
8.729% due 08/15/2039 •		3,500	3,508
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,127	2,481
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,585	2,970
GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		159	147
6.455% due 09/25/2035 ~		6	6
IndyMac Adjustable Rate Mortgage Trust 5.686% due 01/25/2032 «~		10	9
IndyMac INDX Mortgage Loan Trust 5.960% due 02/25/2037 •		4,539	2,849
InTown Mortgage Trust 7.818% due 08/15/2039 •		3,400	3,412
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		3,500	3,132
6.426% due 02/15/2035 •		2,570	2,558
6.558% due 11/15/2038 •		4,000	3,978
6.826% due 12/15/2031 •		1,315	1,187
JP Morgan Mortgage Trust 5.562% due 02/25/2034 «~		7	7
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		76	55
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.303% due 08/15/2032 •		15	14
Morgan Stanley Mortgage Loan Trust 6.965% due 06/25/2036 ~		31	30
MortgageIT Mortgage Loan Trust 6.020% due 10/25/2035 •		89	86
Natixis Commercial Mortgage Securities Trust 7.152% due 03/15/2035 •		2,850	2,849
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •		4,000	3,849
OBX Trust 3.000% due 01/25/2052 ~		3,370	2,797
One New York Plaza Trust 6.393% due 01/15/2036 •		3,000	2,922
Prime Mortgage Trust 5.860% due 02/25/2034 •		13	12
Residential Funding Mortgage Securities, Inc. Trust
4.727% due 09/25/2035 ~		212	156
5.322% due 09/25/2035 ~		135	86
Resloc U.K. PLC 5.512% due 12/15/2043 •	GBP	645	796
Ripon Mortgages PLC 5.934% due 08/28/2056 •		5,298	6,698
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		$4,200	3,982
Structured Adjustable Rate Mortgage Loan Trust
4.346% due 02/25/2037 ~		907	617
6.575% due 07/25/2034 ~		44	42
Structured Asset Mortgage Investments Trust
5.860% due 08/25/2036 «•		12	16
5.953% due 07/19/2035 •		114	111
6.293% due 10/19/2033 •		10	9
6.310% due 05/25/2047 •		3,995	3,095
Towd Point Mortgage Funding 6.583% due 07/20/2045 •	GBP	3,149	3,983
UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,330	2,650
3.000% due 01/25/2052 ~		3,416	2,830
Verus Securitization Trust 5.811% due 05/25/2068 þ		619	616
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/25/2037 ~		613	542
4.355% due 12/25/2036 ~		653	554
6.040% due 10/25/2045 •		73	70
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037		1,553	1,333
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~		3,500	3,070

Total Non-Agency Mortgage-Backed Securities (Cost $100,882)			94,902

ASSET-BACKED SECURITIES 13.0%
Allegro CLO Ltd. 6.577% due 01/19/2033 •		1,500	1,498
Arbor Realty Commercial Real Estate Notes Ltd. 6.793% due 11/15/2036 •		4,500	4,497
AREIT LLC 7.441% due 08/17/2041 •		2,465	2,475
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,701
5.780% due 04/20/2028		2,600	2,621

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

6.020% due 02/20/2030		5,300	5,441
BDS Ltd. 7.142% due 03/19/2039 •		3,500	3,485
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	1,000	743
5.430% due 01/20/2026		541	396
BPCRE Ltd. 7.732% due 01/16/2037 •		$1,964	1,961
BSPDF Issuer Ltd. 6.643% due 10/15/2036 •		2,849	2,778
Capital One Multi-Asset Execution Trust 6.023% due 07/15/2027 •		3,500	3,504
Catamaran CLO Ltd. 6.686% due 04/22/2030 •		2,181	2,185
CBAM Ltd. 6.959% due 07/15/2037 •		4,000	4,008
Citibank Credit Card Issuance Trust 6.052% due 08/07/2027 •		1,800	1,809
Citigroup Mortgage Loan Trust 5.780% due 12/25/2036 •		291	157
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.405% due 10/25/2034 •		1,098	1,045
Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,600	3,624
5.840% due 01/18/2028		5,100	5,124
College Avenue Student Loans LLC 6.985% due 06/25/2054 •		4,221	4,263
Countrywide Asset-Backed Certificates Trust
5.740% due 06/25/2035 •		244	216
5.740% due 03/25/2037 •		105	100
5.980% due 12/25/2036 •		648	604
6.060% due 06/25/2036 •		586	583
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •	EUR	2,700	2,891
DLLMT LLC 5.780% due 11/20/2025		$1,095	1,096
Ent Auto Receivables Trust 6.240% due 01/16/2029		2,400	2,422
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		1,991	1,972
First Franklin Mortgage Loan Trust 5.770% due 10/25/2036 •		5,800	4,492
Flagship Credit Auto Trust 4.030% due 12/15/2026		2,171	2,160
Ford Auto Securitization Trust 6.027% due 07/15/2028	CAD	3,300	2,486
Ford Credit Auto Owner Trust 6.053% due 03/15/2026 •		$1,563	1,565
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		2,629	2,602
Fremont Home Loan Trust
6.000% due 02/25/2036 •		1,000	860
6.250% due 12/25/2029 «•		21	20
GLS Auto Receivables Issuer Trust 4.590% due 05/15/2026		61	61
GM Financial Automobile Leasing Trust 6.153% due 10/20/2025 •		1,198	1,200
GM Financial Consumer Automobile Receivables Trust 5.100% due 05/18/2026		1,019	1,018
GM Financial Revolving Receivables Trust 5.120% due 04/11/2035		2,600	2,606
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2030		5,100	5,152
GPMT Ltd. 6.810% due 12/15/2036 •		3,412	3,352
GSAMP Trust
6.210% due 01/25/2034 •		1,420	1,373
7.110% due 10/25/2034 «•		15	14
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •		3,181	3,146
Honda Auto Receivables Owner Trust 4.930% due 11/15/2027		3,000	2,984
Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		2,400	2,410
5.840% due 09/15/2027		1,000	1,007
Hyundai Auto Receivables Trust 5.190% due 12/15/2025		1,249	1,248
LAD Auto Receivables Trust 6.120% due 09/15/2027		3,500	3,514
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,487
Man GLG Euro CLO DAC 4.409% due 12/15/2031 •	EUR	2,638	2,824
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,704

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Master Credit Card Trust 6.183% due 01/21/2027 •		2,400	2,410
MASTR Specialized Loan Trust
5.980% due 02/25/2036 •		152	147
5.980% due 06/25/2046 •		226	217
6.200% due 01/25/2037 •		233	94
MF1 LLC 7.489% due 06/19/2037 •		3,500	3,506
MF1 Ltd.
6.526% due 10/16/2036 •		3,136	3,122
6.546% due 07/16/2036 •		2,837	2,819
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •		677	675
Morgan Stanley ABS Capital, Inc. Trust
5.820% due 03/25/2036 •		29	24
6.390% due 11/25/2034 •		118	113
Nissan Auto Lease Trust 5.610% due 11/15/2027		3,150	3,153
Octane Receivables Trust 5.880% due 06/20/2031		2,625	2,626
Ownit Mortgage Loan Trust 6.360% due 10/25/2036 •		2,858	2,702
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.260% due 12/25/2034 •		1,202	1,184
PFP Ltd. 7.605% due 08/19/2035 •		3,400	3,405
Reach ABS Trust 6.300% due 02/18/2031		704	706
Ready Capital Mortgage Financing LLC 6.985% due 01/25/2037 •		3,008	3,003
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	237
Residential Asset Mortgage Products Trust
5.900% due 12/25/2035 •		315	278
6.000% due 02/25/2036 •		911	868
Residential Asset Securities Corp. Trust
5.700% due 10/25/2036 •		1,049	1,017
6.075% due 03/25/2036 •		3,900	3,714
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		1,991	1,991
5.870% due 03/16/2026		252	252
6.310% due 07/15/2027		1,964	1,969
Saranac CLO Ltd. 6.817% due 11/20/2029 •		166	167
SBNA Auto Lease Trust 5.390% due 11/20/2026		1,600	1,598
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		808	809
Soundview Home Loan Trust 6.135% due 06/25/2035 •		197	192
Starwood Commercial Mortgage Trust 6.523% due 07/15/2038 •		124	124
Starwood Mortgage Trust 6.683% due 11/15/2038 •		3,800	3,734
Stonepeak ABS 2.301% due 02/28/2033		1,871	1,738
Structured Asset Investment Loan Trust 6.360% due 05/25/2035 •		1,270	1,239
Structured Asset Securities Corp. Mortgage Loan Trust
5.880% due 02/25/2037 •		760	734
6.465% due 11/25/2035 •		466	459
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,394	2,781
Tesla Auto Lease Trust 6.220% due 03/22/2027		5,000	5,047
TIAA CLO Ltd. 6.739% due 01/16/2031 •		2,323	2,325
Towd Point HE Trust 0.918% due 02/25/2063 ~		708	680
Venture CLO Ltd.
6.636% due 07/20/2030 •		2,649	2,653
6.650% due 07/15/2031 •		4,078	4,081
Veros Auto Receivables Trust 7.120% due 11/15/2028		945	948
Volkswagen Auto Lease Trust 5.800% due 04/20/2028		3,400	3,425

Total Asset-Backed Securities (Cost $191,300)			190,450

SOVEREIGN ISSUES 4.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	118,700	19,657
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,600	1,594
Israel Government International Bond 2.750% due 07/03/2030		4,100	3,466

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Mexico Government International Bond (e)
2.750% due 11/27/2031	MXN	77,380	3,562
3.000% due 12/03/2026		5,608	284
4.000% due 11/30/2028		23,409	1,197
4.000% due 08/24/2034		17,882	875
6.338% due 05/04/2053		$1,400	1,324
Peru Government International Bond 5.940% due 02/12/2029	PEN	100	26
Poland Government International Bond
4.625% due 03/18/2029		$1,200	1,186
5.125% due 09/18/2034		1,700	1,674
Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	3,349
3.624% due 05/26/2030		3,400	3,345
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	219,000	12,494
Turkey Government International Bond 5.875% due 05/21/2030	EUR	1,800	1,931
United Kingdom Gilt 4.375% due 07/31/2054	GBP	10,100	12,178

Total Sovereign Issues (Cost $72,955)			68,142

SHORT-TERM INSTRUMENTS 2.8%
COMMERCIAL PAPER 2.8%
Alimentation Couche-Tard, Inc. 5.510% due 07/12/2024		$1,400	1,397
Campbell Soup Co. 5.550% due 08/05/2024		550	547
Constellation Brands, Inc. 5.640% due 07/15/2024		850	848
Crown Castle, Inc. 5.840% due 07/09/2024		1,900	1,897
Entergy Corp. 5.550% due 08/01/2024		2,000	1,989
Intel Corp. 5.520% due 07/09/2024		5,600	5,591
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024		1,100	1,096
5.520% due 08/01/2024		2,100	2,089
L3Harris Technologies, Inc. 5.600% due 07/17/2024		3,600	3,589
Marriott International, Inc. 5.530% due 08/13/2024		1,300	1,291
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		3,100	3,095
5.570% due 07/10/2024		2,600	2,595
Southern California Edison Co.
5.600% due 07/01/2024		5,600	5,597
5.600% due 07/02/2024		1,400	1,399
5.600% due 07/12/2024		1,000	998
Targa Resources Corp.
6.000% due 07/08/2024		750	749
6.000% due 07/22/2024		5,300	5,279
VW Credit, Inc. 5.530% due 07/08/2024		1,300	1,298

			41,344

REPURCHASE AGREEMENTS (g) 0.0%			568

U.S. TREASURY BILLS 0.0%
5.384% due 07/11/2024 (c)(d)(l)		13	13

Total Short-Term Instruments (Cost $41,944)			41,925

Total Investments in Securities (Cost $1,775,608)			1,728,962

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio		2,365,379	23,072
PIMCO Short-Term Floating NAV Portfolio III		854,855	8,317

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $31,857)	31,389

Total Investments in Affiliates (Cost $31,857)	31,389

Total Investments 119.7% (Cost $1,807,465)	$1,760,351
Financial Derivative Instruments (i)(k) 0.4%(Cost or Premiums, net $3,982)	6,150
Other Assets and Liabilities, net (20.1)%	(295,944)

Net Assets 100.0%	$1,470,557

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$568	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(579)	$568	$568

Total Repurchase Agreements	$(579)	$568	$568

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.490%	06/25/2024	07/08/2024	$(138,321)	$(138,448)
BOO	5.420	06/28/2024	07/01/2024	(34,837)	(34,852)
5.440	07/01/2024	07/02/2024	(20,935)	(20,935)
JPS	5.300	06/14/2024	08/02/2024	(378)	(379)

Total Reverse Repurchase Agreements	$(194,614)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.420%	05/06/2024	07/24/2024	$(1,391)	$(1,403)

Total Sale-Buyback Transactions	$(1,403)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2054	$43,300	$(35,705)	$(35,399)

Total Short Sales (2.4)%	$(35,705)	$(35,399)

(h)	Securities with an aggregate market value of $172,303 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(54,040) at a weighted average interest rate of 5.357%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	667	$136,214	$339	$0	$(13)
U.S. Treasury 5-Year Note September Futures	09/2024	745	79,401	529	0	(125)
U.S. Treasury 10-Year Note September Futures	09/2024	612	67,310	566	0	(244)

$1,434	$0	$(382)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	43	$(38,181)	$63	$150	$(48)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	227	(25,772)	(337)	165	0
U.S. Treasury Long-Term Bond September Futures	09/2024	899	(106,363)	(623)	1,306	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	711	(89,119)	(1,133)	1,744	0
United Kingdom Long Gilt September Futures	09/2024	178	(21,954)	(78)	97	(7)

$(2,108)	$3,462	$(55)

Total Futures Contracts	$(674)	$3,462	$(437)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	1.023%	$3,500	$(149)	$148	$(1)	$2	$0
General Electric Co.	1.000	Quarterly	12/20/2024	0.057	600	(10)	13	3	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	2,700	23	24	47	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	3,200	43	22	65	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	550	105	(46)	59	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	1,010	127	26	153	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.486	200	(4)	7	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	2,200	1	38	39	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.58	500	(1)	10	9	0	0

$135	$242	$377	$4	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	27,500	$535	$(399)	$136	$0	$(37)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(276)	(169)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	85,900	9	28	37	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	150,000	0	65	65	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038	230,000	1	104	105	6	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038	80,500	4	36	40	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	312,000	97	192	289	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	$3,100	(22)	(50)	(72)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	7,800	(54)	(123)	(177)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	11,800	(77)	(210)	(287)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	10,600	(83)	(184)	(267)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	12,100	(42)	(853)	(895)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	25,300	(96)	(1,455)	(1,551)	0	(21)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027	73,900	50	(117)	(67)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	7,300	(38)	(433)	(471)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	5,200	(11)	(87)	(98)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	5,700	(42)	(111)	(153)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	13,900	(33)	(135)	(168)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	34,400	55	459	514	66	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,000	(11)	(95)	(106)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,500	(19)	(214)	(233)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	5,400	(20)	(130)	(150)	0	(15)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030	38,300	20	(176)	(156)	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	22,800	134	155	289	79	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	(23)	(25)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	8,200	(37)	(376)	(413)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,700	(10)	(78)	(88)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	1,400	(6)	(40)	(46)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	29,800	0	983	983	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	39,200	0	1,280	1,280	213	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	8,200	0	267	267	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	10,100	0	321	321	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	3,200	(12)	(84)	(96)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	4,300	(16)	(97)	(113)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	1,700	(6)	(16)	(22)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,700	(7)	17	10	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	2,300	(8)	(4)	(12)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	1,700	(6)	18	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	3,000	(12)	27	15	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	2,400	(8)	35	27	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	1,500	(5)	44	39	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	2,100	(9)	75	66	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033	43,800	0	854	854	248	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	1,100	(5)	24	19	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	3,400	(14)	70	56	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	3,400	(16)	122	106	20	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		600	(3)	25	22	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		1,500	(6)	(31)	(37)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		1,500	(6)	(42)	(48)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		1,400	(6)	(37)	(43)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		1,900	(8)	(48)	(56)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		2,200	(10)	(20)	(30)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		3,400	(13)	(73)	(86)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,200	(4)	(6)	(10)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		2,400	(9)	(10)	(19)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		3,500	(12)	(1)	(13)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		1,100	(4)	12	8	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		1,200	(5)	14	9	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		3,900	(14)	65	51	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		3,200	(11)	41	30	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		8,000	(23)	90	67	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		1,500	(4)	22	18	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		2,400	(8)	51	43	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,400	(10)	(12)	(22)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		17,200	86	212	298	106	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		6,800	(22)	(37)	(59)	0	(59)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	162	163	115	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		16,900	0	3,415	3,415	227	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	4,683	10,050	378	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		2,200	(14)	(182)	(196)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		500	(4)	(16)	(20)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	204	222	163	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	168,900	0	(1,173)	(1,173)	0	(113)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		153,900	0	(1,059)	(1,059)	0	(103)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		4,000	0	(27)	(27)	0	(3)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	2,600	(4)	(17)	(21)	0	(2)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		2,300	(3)	(4)	(7)	0	(2)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,800	(5)	(20)	(25)	0	(3)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	(5)	(8)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		4,300	(7)	21	14	0	(4)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,900	(17)	46	29	11	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		1,500	(4)	(6)	(10)	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	54,600	(704)	903	199	0	(23)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	EUR	29,500	492	(614)	(122)	0	(62)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		12,100	(484)	494	10	28	0

							$4,822	$6,431	$11,253	$1,982	$(1,185)

Total Swap Agreements							$4,957	$6,673	$11,630	$1,986	$(1,186)

(j)	Securities with an aggregate market value of $7,623 and cash of $22,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	815		$499	$3	$0
	08/2024		$499	NZD	815	0	(3)
BOA	07/2024	SGD	40		$29	0	0
	07/2024		$30	SGD	40	0	0
	08/2024	SGD	40		$30	0	0
BPS	07/2024	EUR	3,403		3,640	0	(5)
	07/2024	GBP	19,819		25,317	264	0
	07/2024	IDR	42,644,949		2,603	0	(3)
	07/2024		$6,456	AUD	9,690	8	0
	07/2024		5,392	CAD	7,394	13	0
	07/2024		3,293	PLN	13,344	21	0
	07/2024		2,747	SGD	3,726	1	0
	08/2024	AUD	9,690		$6,462	0	(8)
	08/2024	SGD	3,721		2,747	0	(1)
	08/2024		$3,645	EUR	3,403	5	0
	09/2024	CNH	29,893		$4,170	51	0
	09/2024	TWD	1,419		44	0	0
	09/2024		$43	TWD	1,376	0	0
	10/2024	CNH	7,316		$1,022	11	0
BRC	07/2024	MXN	29,887		1,617	0	(13)
	07/2024		$3,641	EUR	3,403	3	0
	08/2024	AUD	469		$312	0	(1)
	08/2024		$1,921	TRY	67,344	15	0
	09/2024	MXN	78,006		$4,166	0	(47)
	10/2024	CNH	64,667		8,956	22	0
	10/2024		$9,982	CNH	71,937	0	(45)
CBK	07/2024	AUD	4,425		$2,944	0	(8)
	07/2024	BRL	26,010		4,679	26	0
	07/2024	CAD	8,243		6,028	4	(1)
	07/2024	CHF	457		502	0	(7)
	07/2024	SEK	43,203		4,069	0	(7)
	07/2024	THB	398		11	0	0
	07/2024	TWD	286,741		8,870	45	0
	07/2024		$4,773	BRL	26,010	0	(121)
	07/2024		3,573	GBP	2,821	0	(7)
	07/2024		8,870	INR	741,819	21	0
	07/2024		633	ZAR	11,513	0	(1)
	07/2024	ZAR	375		$20	0	0
	08/2024	BRL	26,097		4,773	122	0
	09/2024		$1,522	INR	127,231	1	(1)
	09/2024		16	TWD	524	0	0
FAR	07/2024	AUD	5,265		$3,508	0	(4)
	07/2024	EUR	27,336		29,773	498	0
	07/2024	NZD	1,565		955	1	0
	07/2024		$12,605	JPY	1,968,368	0	(371)
	08/2024		955	NZD	1,565	0	(1)
GLM	07/2024	BRL	109,900		$21,888	2,228	0
	07/2024		$20,318	BRL	109,900	0	(659)
	07/2024		2,770	MXN	50,053	0	(39)
	07/2024	ZAR	81,011		$4,428	0	(19)
	08/2024		$2,783	BRL	14,275	0	(238)
	08/2024		55	TRY	1,888	0	0
	03/2025		795		38,092	105	0
	04/2025	BRL	116,500		$20,898	697	0
JPM	07/2024		19,864		3,658	105	0
	07/2024		$3,580	BRL	19,864	0	(27)
	07/2024		11,892	CHF	10,589	0	(105)
	07/2024		2,659	IDR	43,131,103	0	(23)
	07/2024		5,959	PLN	23,970	0	(5)
	07/2024		5,041	TRY	170,724	160	0
	07/2024		5,829	ZAR	106,045	0	(8)
	07/2024	ZAR	153,452		$8,336	0	(88)
	08/2024	CHF	5,309		5,938	7	0
	08/2024		$2,780	TRY	98,610	87	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

09/2024	3,658	BRL	19,995	0	(106)
09/2024	207	INR	17,354	0	0
09/2024	28	TWD	892	0	0
10/2024	CNH	20,411	$2,852	33	0
04/2025	BRL	2,200	391	10	0
MBC	07/2024	CAD	12,556	9,222	43	0
07/2024	CHF	5,290	5,929	41	0
07/2024	JPY	1,968,490	12,261	26	0
07/2024	SGD	3,726	2,754	7	0
07/2024	$9,797	CAD	13,414	8	0
08/2024	CAD	13,405	$9,797	0	(8)
08/2024	$12,261	JPY	1,959,276	0	(26)
09/2024	TWD	1,674	$52	0	0
MYI	07/2024	$4,095	SEK	43,257	0	(14)
08/2024	SEK	43,190	$4,095	14	0
09/2024	$139	INR	11,584	0	0
09/2024	11	TWD	355	0	0
RBC	07/2024	21,555	GBP	16,998	0	(68)
08/2024	GBP	16,998	$21,559	68	0
09/2024	$39	TWD	1,257	0	0
RYL	07/2024	2,185	NZD	3,566	0	(13)
SCX	07/2024	IDR	164,120	$10	0	0
07/2024	$33,881	EUR	31,623	0	(14)
07/2024	4	MXN	66	0	0
08/2024	EUR	31,623	$33,931	14	0
09/2024	CNH	14,757	2,057	24	0
09/2024	TWD	1,853	58	1	0
09/2024	$940	INR	78,636	1	0
09/2024	16	TWD	516	0	0
SSB	07/2024	BRL	194	$36	1	0
07/2024	EUR	4,287	4,650	59	0
07/2024	$390	IDR	6,428,538	3	0
09/2024	INR	231,305	$2,766	0	(1)
TOR	07/2024	CHF	22	24	0	0
07/2024	KRW	12,320,253	8,870	0	(68)
07/2024	NZD	1,186	727	4	0
07/2024	$5,652	ZAR	101,977	0	(54)
08/2024	727	NZD	1,186	0	(4)
UAG	07/2024	BRL	2,809	$518	15	0
07/2024	CHF	4,824	5,338	0	(31)
07/2024	$505	BRL	2,809	0	(3)

Total Forward Foreign Currency Contracts	$4,896	$(2,276)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	1,600	$(7)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	1,600	(7)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	2,200	(3)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	2,200	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	2,000	(8)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	2,000	(8)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,000	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,000	(4)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	3,100	(11)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	3,100	(11)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,900	(7)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,900	(7)	(11)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	3,800	(8)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	3,800	(8)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	3,100	(9)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	3,100	(9)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	700	(3)	(1)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	3,200	(12)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	3,200	(12)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	700	(3)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	900	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	900	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	2,000	(7)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	2,000	(7)	(8)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	3,500	(9)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	3,500	(9)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	1,400	(2)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	1,400	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	700	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	4,000	(16)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	4,000	(16)	(21)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	5,300	(8)	(12)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	5,300	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	2,200	(9)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	2,200	(9)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	3,000	(11)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	3,000	(8)	(13)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	5,700	(9)	(8)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	5,700	(9)	(4)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	2,800	(4)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	2,800	(5)	(6)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	3,600	(11)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	3,600	(11)	(17)

Total Written Options	$(326)	$(229)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.185%	$2,700	$(153)	$140	$0	$(13)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	3,000	(267)	230	0	(37)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	5,100	(229)	213	0	(16)

Total Swap Agreements	$(649)	$583	$0	$(66)

(l)

Securities with an aggregate market value of $210 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,302	$703	$2,005
Corporate Bonds & Notes
Banking & Finance	0	157,563	268	157,831
Industrials	0	68,743	0	68,743
Utilities	0	34,104	0	34,104
U.S. Government Agencies	0	284,219	0	284,219
U.S. Treasury Obligations	0	786,641	0	786,641
Non-Agency Mortgage-Backed Securities	0	94,547	355	94,902
Asset-Backed Securities	0	190,416	34	190,450
Sovereign Issues	0	68,142	0	68,142
Short-Term Instruments
Commercial Paper	0	41,344	0	41,344
Repurchase Agreements	0	568	0	568
U.S. Treasury Bills	0	13	0	13

	$0	$1,727,602	$1,360	$1,728,962
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,389	$0	$0	$31,389

Total Investments	$31,389	$1,727,602	$1,360	$1,760,351

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(35,399)	$0	$(35,399)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	247	5,201	0	5,448
Over the counter	0	4,896	0	4,896

	$247	$10,097	$0	$10,344
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(1,568)	0	(1,623)
Over the counter	0	(2,571)	0	(2,571)

	$(55)	$(4,139)	$0	$(4,194)

Total Financial Derivative Instruments	$192	$5,958	$0	$6,150

Totals	$31,581	$1,698,161	$1,360	$1,731,102

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 209.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
SLM Student Loan Trust TBD% due 07/25/2039 •	EUR	778	$779
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$415	379

Total Loan Participations and Assignments (Cost $1,314)			1,158

CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
5.697% (US0003M + 0.350%) due 03/22/2038 ~		1,244	1,182
5.908% (US0003M + 0.300%) due 03/22/2037 ~		224	201
5.908% (US0003M + 0.300%) due 09/22/2037 ~		2,320	2,065
5.988% (US0003M + 0.380%) due 09/23/2035 ~		21	21
6.188% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,620

			7,089

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,576
Times Square Hotel Trust 8.528% due 08/01/2026		1,057	1,054

			2,630

Total Corporate Bonds & Notes (Cost $8,541)			9,719

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		4,600	3,625

Total Municipal Bonds & Notes (Cost $3,481)			3,625

U.S. GOVERNMENT AGENCIES 143.5%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2051 •		40,763	29,719
0.000% due 01/25/2033 - 05/25/2048 (b)(e)		11,644	8,477
0.000% due 06/25/2043 - 02/25/2052 •(a)		630,083	5,692
0.000% due 07/25/2044 ~(a)		17,232	106
0.061% due 01/25/2051 ~(a)		121,923	5,424
0.113% due 01/25/2041 •		2,371	2,213
0.150% due 06/25/2044 •(a)		2,822	217
0.200% due 02/25/2043 •(a)		3,355	22
0.215% due 08/25/2033 •		364	328
0.273% due 01/25/2044 ~(a)		1,091	9
0.345% due 07/25/2044 ~(a)		971	38
0.350% due 01/25/2045 ~(a)		616	31
0.383% due 03/25/2045 ~(a)		1,417	71
0.455% due 04/25/2046 ~(a)		760	33
0.500% due 10/25/2043 - 01/25/2050 •(a)		12,569	1,569
0.500% due 07/25/2044 ~(a)		708	24
0.510% due 12/25/2036 •(a)		292	18
0.513% due 10/25/2046 ~(a)		248	10
0.526% due 04/25/2055 ~(a)		1,151	50
0.550% due 05/25/2046 - 11/25/2049 •(a)		75,264	8,234
0.570% due 09/25/2049 •(a)		4,076	406
0.575% due 03/25/2060 ~(a)		13,438	623
0.600% due 10/25/2042 - 07/25/2059 •(a)		61,189	6,591
0.602% due 07/25/2052 ~(a)		642	28
0.604% due 10/25/2046 ~(a)		5,129	107
0.612% due 08/25/2054 ~(a)		477	22
0.628% due 09/25/2045 ~(a)		635	36
0.650% due 06/25/2037 - 07/25/2050 •(a)		55,759	6,042
0.687% due 08/25/2055 ~(a)		681	32
0.699% due 09/25/2061 ~(a)		7,884	443
0.700% due 09/25/2041 - 01/25/2049 •(a)		21,194	2,193
0.711% due 07/25/2045 ~(a)		15,280	663
0.750% due 11/25/2044 - 05/25/2048 •(a)		26,385	3,079

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

0.750% due 05/25/2048 •	5,612	4,366
0.762% due 06/25/2048 ~	2,000	252
0.776% due 02/25/2062 ~(a)	20,584	1,113
0.800% due 08/25/2041 - 02/25/2043 •(a)	13,745	1,107
0.819% due 08/25/2044 ~(a)	562	26
0.980% due 03/25/2042 •(a)	825	108
1.000% due 09/25/2037 •(a)	1,643	77
1.150% due 09/25/2040 - 09/25/2042 •(a)	4,191	509
1.200% due 05/25/2036 •(a)	715	74
1.250% due 10/25/2026 - 08/25/2040 •(a)	316	5
1.300% due 09/25/2039 •(a)	55	5
1.350% due 12/25/2032 - 11/25/2036 •(a)	1,530	141
1.450% due 04/25/2038 •(a)	306	27
1.500% due 04/25/2037 - 01/25/2052 (a)	542,474	30,128
1.650% due 10/25/2034 •(a)	510	26
1.760% due 03/25/2040 •	69	62
2.000% due 07/25/2037 - 07/25/2052 (a)	855,766	103,938
2.000% due 12/25/2042	92	51
2.100% due 01/01/2047 •	104	97
2.250% due 08/25/2034 •(a)	181	10
2.349% due 01/25/2031 ~(a)	9,796	699
2.500% due 12/25/2027 - 10/25/2052 (a)	930,573	128,906
3.000% due 11/25/2027 - 10/25/2052 (a)	522,881	82,923
3.000% due 06/25/2033 - 07/01/2060	64,840	54,460
3.000% due 04/01/2059 (i)	30,738	25,996
3.020% due 03/01/2028	6,617	6,208
3.271% due 05/01/2047 •	549	522
3.290% due 04/01/2027 (i)	46,900	44,914
3.290% due 03/01/2028	23,874	22,619
3.430% due 05/01/2028 - 03/01/2033	10,708	10,134
3.500% due 10/25/2027 - 04/25/2053 (a)	265,188	48,305
3.500% due 05/25/2042 - 10/25/2042	830	732
3.575% due 02/01/2026	12,198	11,860
3.721% due 12/25/2036 •	27	26
3.725% due 06/01/2048 •	133	127
3.750% due 05/25/2033 - 01/25/2044	23	22
3.975% due 06/01/2048 •	111	107
4.000% due 01/25/2033 - 09/25/2051 (a)	90,788	17,968
4.000% due 06/01/2033 - 05/25/2050	9,384	7,755
4.140% due 04/01/2028	10,571	10,314
4.320% due 06/01/2028	5,551	5,449
4.374% due 02/01/2028 ~	24,994	24,454
4.385% due 04/01/2033	11,208	10,901
4.440% due 06/01/2033 (i)	12,320	12,019
4.490% due 10/01/2030 - 05/01/2033	13,652	13,395
4.500% due 06/01/2030 - 04/01/2059	31,306	30,548
4.500% due 11/25/2044 - 01/25/2050 (a)	4,172	808
4.530% due 06/01/2033	3,221	3,168
4.550% due 05/01/2028	1,272	1,259
4.553% due 08/25/2043 ~	17	16
4.560% due 12/01/2029	5,050	5,010
4.580% due 08/01/2033	7,368	7,262
4.590% due 06/01/2033	24,223	23,906
4.636% due 05/25/2042 ~	16	15
4.640% due 09/01/2028	4,884	4,853
4.700% due 04/01/2033	18,493	18,245
4.740% due 05/01/2033	2,171	2,166
4.815% due 09/01/2028	14,232	14,231
4.840% due 07/01/2033	1,500	1,505
4.880% due 09/01/2028	23,455	23,476
4.900% due 10/01/2028	3,053	3,058
4.990% due 03/01/2031	7,945	8,020
5.000% due 11/01/2033 - 07/25/2040	168	162
5.034% due 08/01/2049 •	1,830	1,865
5.110% due 08/01/2033	1,090	1,112
5.170% due 05/01/2031	2,820	2,878
5.230% due 10/01/2028	8,806	8,936
5.500% due 02/25/2029 (a)	3	0
5.500% due 01/25/2032 ~(a)	73	7
5.500% due 12/25/2034 - 11/01/2036	1,274	1,288
5.570% due 10/01/2028	3,738	3,802
5.590% due 10/01/2031	2,234	2,326
5.610% due 10/01/2028	4,067	4,146
5.664% due 12/01/2034 •	115	115
5.675% due 12/01/2048 •	738	758
5.750% due 12/25/2047 •	36,893	35,955
5.780% due 09/01/2043 •	961	970
5.793% due 08/25/2044 •	1,647	1,622
5.810% due 06/01/2031	65,600	66,904
5.883% due 12/25/2046 •	1,126	1,113
5.893% due 09/25/2046 - 11/25/2059 •	3,411	3,368
5.895% due 02/25/2037 •	162	160
5.910% due 10/01/2028	918	950
6.000% due 04/25/2032 - 02/25/2033 (a)	149	20
6.000% due 02/25/2034	66	67
6.093% due 05/25/2050 •	2,356	2,329

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.104% due 12/25/2047 •	2,933	2,903
6.124% due 01/25/2051 •	11,352	11,356
6.216% due 01/01/2035 •	94	96
6.228% due 12/25/2050 •	2,683	2,761
6.290% due 04/25/2048 •	1,089	1,098
6.300% due 06/25/2031 ~	13	13
6.300% due 07/25/2038 •	85	85
6.317% due 01/01/2035 •	275	283
6.335% due 01/25/2054 •	138,879	140,327
6.486% due 06/01/2035 •	15	15
6.500% due 04/25/2038 (a)	192	53
7.000% due 11/25/2039 - 03/25/2049	70	73
Freddie Mac
0.000% due 02/15/2025 - 08/15/2057 (b)(e)	13,844	10,640
0.000% due 01/15/2033 - 08/15/2045 •	26,960	19,808
0.000% due 10/15/2037 - 03/15/2050 ~(a)	92,876	3,256
0.000% due 08/15/2040 - 03/25/2052 •(a)	158,238	5,164
0.140% due 05/15/2037 ~(a)	152	10
0.199% due 10/15/2037 ~(a)	221	14
0.260% due 12/15/2050 ~(a)	54,923	2,017
0.421% due 03/15/2037 ~(a)	236	12
0.437% due 02/15/2038 ~(a)	10,407	560
0.442% due 11/15/2038 ~(a)	665	42
0.442% due 09/15/2043 •(a)	8,041	682
0.473% due 10/15/2041 ~(a)	377	21
0.485% due 10/15/2038 ~(a)	2,898	189
0.487% due 08/15/2041 ~(a)	200	13
0.509% due 08/15/2036 ~(a)	255	12
0.519% due 04/15/2047 •(a)	7,987	467
0.540% due 12/15/2046 ~(a)	47,255	2,744
0.550% due 04/25/2048 - 11/25/2049 •(a)	22,857	2,465
0.552% due 10/15/2036 - 08/15/2042 •(a)	18,654	1,872
0.553% due 01/15/2038 ~(a)	2,013	117
0.556% due 02/15/2038 ~(a)	386	25
0.600% due 04/25/2049 - 06/25/2050 •(a)	69,160	7,763
0.602% due 08/15/2041 - 09/15/2044 •(a)	6,649	631
0.603% due 11/15/2036 ~(a)	619	27
0.614% due 06/15/2038 ~(a)	490	39
0.650% due 06/25/2050 - 08/25/2050 •(a)	38,050	4,466
0.652% due 12/15/2042 - 02/15/2044 •(a)	8,057	930
0.656% due 08/15/2047 ~(a)	10,765	822
0.700% due 05/25/2050 - 06/25/2050 •(a)	24,353	2,784
0.702% due 08/15/2025 - 10/15/2048 •(a)	25,965	2,681
0.709% due 07/25/2024 ~(a)	30,812	2
0.750% due 07/25/2050 •(a)	24,904	3,469
0.752% due 01/15/2033 - 06/15/2048 •(a)	16,504	1,405
0.965% due 12/25/2050 •(a)	7,341	974
0.982% due 02/15/2037 •(a)	348	28
1.002% due 04/15/2032 •(a)	970	40
1.051% due 04/25/2034 ~(a)	133,064	7,668
1.152% due 01/15/2041 •(a)	260	20
1.202% due 02/15/2032 - 03/15/2035 •(a)	384	13
1.252% due 09/15/2035 - 07/15/2042 •(a)	1,260	153
1.302% due 03/15/2037 •(a)	364	30
2.000% due 04/25/2031 - 06/25/2052 (a)	717,643	90,921
2.105% due 05/15/2033 •	3	3
2.271% due 09/17/2032 •	4	3
2.500% due 09/15/2027 - 10/15/2052 (a)	389,604	56,818
2.552% due 06/15/2031 •(a)	66	5
2.581% due 10/15/2033 •	118	112
3.000% due 04/15/2027 - 10/15/2052 (a)	496,887	82,011
3.000% due 05/15/2034 ~(a)	360	21
3.000% due 09/25/2045 - 12/25/2046	2,628	2,226
3.101% due 05/15/2033 •	7	6
3.104% due 10/25/2046 ~	1,256	1,201
3.188% due 12/15/2027 ~(a)	287	11
3.283% due 12/25/2036 •	19,688	15,795
3.500% due 01/01/2038 - 04/15/2054	16,765	14,159
3.500% due 02/25/2041 - 10/15/2052 (a)	326,475	57,778
3.500% due 10/15/2047 ~(a)	734	134
3.554% due 09/25/2024 ~	13,400	13,118
3.834% due 11/15/2034 •	5	5
4.000% due 02/15/2031 - 06/01/2048	31,651	29,674
4.000% due 03/15/2042 - 06/25/2051 (a)	128,510	26,100
4.000% due 05/15/2049 ~(a)	439	64
4.190% due 05/01/2030	20,500	19,674
4.500% due 08/01/2030 - 06/01/2048	2,541	2,471
4.500% due 07/15/2042 - 12/25/2050 (a)	21,107	4,127
5.000% due 09/15/2046 ~(a)	638	106
5.000% due 05/25/2048 (a)	4,731	763
5.000% due 03/01/2049	17,507	17,290
5.007% due 09/25/2030 ~	14,079	14,076
5.430% due 06/25/2031 ~	9,387	9,595
5.500% due 02/15/2033 - 01/01/2038	645	653
5.500% due 05/15/2041 •	23	23
5.793% due 10/15/2038 •	2,170	2,136

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.000% due 07/15/2035	620	653
6.000% due 03/15/2044 (a)	424	82
6.036% due 03/15/2050 •	1,465	1,467
6.224% due 12/15/2050 •	5,296	5,246
6.226% due 04/15/2049 •	1,474	1,447
6.308% due 08/15/2048 •	16,864	16,974
7.000% due 03/01/2039	15	16
7.487% due 12/25/2047 ~	111	110
14.650% due 10/25/2027 •	247	262
Ginnie Mae
0.000% due 03/20/2035 - 01/20/2044 (b)(e)	4,228	3,649
0.000% due 05/20/2040 - 04/16/2053 ~(a)	46,281	1,540
0.000% due 12/20/2040 - 11/20/2046 •	3,016	2,310
0.000% due 10/20/2047 - 02/20/2049 •(a)	38,122	769
0.024% due 08/16/2048 ~(a)	1,875	0
0.087% due 05/20/2049 •(a)	4,399	257
0.097% due 09/20/2043 •(a)	893	17
0.097% due 01/20/2044 •	967	967
0.123% due 12/20/2042 ~	325	257
0.300% due 05/16/2050 ~(a)	628	2
0.597% due 04/20/2046 - 09/20/2049 •(a)	39,166	4,361
0.607% due 06/16/2039 •(a)	781	28
0.647% due 01/20/2035 - 12/20/2048 •(a)	6,376	475
0.657% due 11/16/2034 •(a)	267	3
0.667% due 12/20/2035 •(a)	9,862	501
0.747% due 06/20/2048 - 09/20/2048 •(a)	3,820	371
0.757% due 03/16/2035 •(a)	1,319	10
0.771% due 10/20/2045 •	403	370
0.797% due 04/20/2048 •	5,088	4,639
0.957% due 01/16/2038 •(a)	242	1
1.007% due 02/16/2040 •(a)	1,484	91
1.247% due 05/20/2041 •(a)	1,028	65
1.812% due 05/16/2053 ~(a)	51	1
2.000% due 01/20/2051 (a)	21,075	2,369
2.500% due 09/20/2050 (a)	4,151	137
3.000% due 02/20/2043 - 06/20/2046 (a)	2,779	163
3.000% due 09/20/2046 - 11/20/2067	213,062	185,024
3.000% due 02/20/2053 (i)	20,338	17,793
3.500% due 03/20/2042 - 02/20/2052	46,537	41,106
3.500% due 11/20/2042 - 09/20/2046 (a)	6,282	1,025
3.500% due 02/20/2053 (i)	448	405
3.625% due 08/20/2045 •	470	471
3.750% due 10/20/2044 •	575	572
4.000% due 07/20/2039 - 08/15/2048	8,679	8,263
4.000% due 10/16/2044 (a)	858	104
4.500% due 09/15/2038 - 09/20/2048	70,926	68,853
4.500% due 12/16/2041 - 05/20/2043 (a)	993	146
5.000% due 08/20/2034 - 06/20/2049	8,542	8,485
5.000% due 05/16/2043 (a)	607	92
5.500% due 02/20/2034 - 04/20/2040	92	91
5.581% due 03/20/2068 •	276	272
5.611% due 02/20/2068 •	819	813
5.633% due 09/20/2073 •	6,908	6,859
5.703% due 03/20/2041 •	367	359
5.772% due 08/20/2067 •	270	269
5.831% due 03/20/2069 •	281	278
5.837% due 11/20/2070 •	4,966	4,879
5.887% due 11/20/2060 - 12/20/2068 •	4,468	4,472
5.903% due 02/20/2049 •	1,241	1,219
5.905% due 02/20/2069 •	1,443	1,440
5.937% due 03/20/2061 - 07/20/2067 •	220	220
5.952% due 10/20/2062 •	62	61
5.957% due 08/20/2062 •	160	160
5.983% due 02/20/2074 - 05/20/2074 •	5,324	5,316
6.000% due 07/20/2038 - 06/20/2041	222	230
6.033% due 02/20/2074 •	5,273	5,266
6.037% due 10/20/2065 - 10/20/2069 •	1,201	1,188
6.097% due 12/20/2065 •	325	324
6.105% due 07/20/2066 •	216	218
6.123% due 02/20/2073 - 04/20/2074 •	24,488	24,285
6.133% due 03/20/2071 - 01/20/2073 •	55,460	55,386
6.153% due 12/20/2071 •	2,426	2,420
6.183% due 05/20/2074 •	7,028	7,081
6.187% due 11/20/2065 - 02/20/2067 •	3,353	3,354
6.193% due 03/20/2073 •	84,652	84,943
6.213% due 03/20/2073 •	15,363	15,393
6.233% due 01/20/2074 •	8,591	8,623
6.237% due 07/20/2066 •	32	32
6.246% due 08/20/2068 •	1,227	1,212
6.263% due 01/20/2074 •	6,021	6,063
6.283% due 09/20/2073 - 10/20/2073 •	51,945	52,285
6.293% due 08/20/2073 •	15,956	16,062
6.313% due 09/20/2073 •	10,928	11,004
6.314% due 10/20/2067 •	769	767
6.333% due 03/20/2073 - 12/20/2073 •	73,427	73,977
6.337% due 09/20/2069 •	516	516

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.433% due 03/20/2073 •	101,314	102,417
6.453% due 08/20/2073 •	7,531	7,634
6.500% due 03/15/2035	316	323
6.587% due 05/20/2070 •	119	120
6.833% due 03/20/2071 •	11,136	11,416
Ginnie Mae, TBA
2.000% due 08/01/2054	41,800	33,873
2.500% due 08/01/2054	97,500	82,045
3.000% due 07/01/2054 - 08/01/2054	917,300	799,704
3.500% due 08/01/2054	329,250	295,836
4.000% due 07/01/2054	5,200	4,806
4.500% due 08/01/2054	348,316	331,375
5.000% due 07/01/2054 - 08/01/2054	203,000	197,710
5.500% due 07/01/2054	19,500	19,349
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051	25,816	21,876
2.500% due 04/01/2051 - 01/01/2052 (i)	168,377	139,127
3.000% due 04/01/2031 - 03/01/2052	161,703	139,964
3.000% due 02/01/2040 - 02/01/2052 (i)	777,287	668,118
3.500% due 10/01/2034 - 06/01/2051	133,185	121,023
3.500% due 02/01/2051 (i)	38,248	34,193
4.000% due 12/01/2036 - 07/01/2053	263,128	247,728
4.000% due 12/01/2037 - 05/01/2049 (i)	34,367	32,392
4.500% due 04/01/2031 - 09/01/2052	34,188	32,832
4.500% due 07/01/2052 - 07/01/2053 (i)	74,416	70,584
5.000% due 04/01/2043 - 03/01/2054	46,321	45,090
5.000% due 05/01/2043 (i)	8,670	8,491
5.500% due 12/01/2052 - 11/01/2053	22,675	22,663
6.000% due 05/01/2049 - 03/01/2054	26,805	27,055
6.000% due 12/01/2052 - 02/01/2054 (i)	520,781	524,150
6.500% due 01/01/2054	2,661	2,754
6.500% due 02/01/2054 (i)	16,687	16,992
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2039 - 07/01/2054	16,100	15,233
4.000% due 08/01/2054	321,000	293,903
4.500% due 07/01/2039 - 08/01/2054	640,150	612,177
5.000% due 07/01/2039 - 09/01/2054	1,619,480	1,567,060
5.500% due 07/01/2054 - 08/01/2054	1,159,660	1,143,689
6.000% due 07/01/2054	358,000	359,049
6.500% due 07/01/2054 - 08/01/2054	2,630,250	2,676,003
7.000% due 07/01/2054 - 08/01/2054	612,700	629,812

Total U.S. Government Agencies (Cost $14,350,222)		13,875,955

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)	2,192	2,190
0.125% due 10/15/2024 (k)	27,347	27,074
0.125% due 04/15/2025 (i)(k)	9,200	8,950
0.250% due 01/15/2025 (i)(k)	24,222	23,723
2.375% due 01/15/2025 (k)	3,160	3,132
U.S. Treasury Notes
2.250% due 08/15/2027 (i)(k)	21,700	20,279

Total U.S. Treasury Obligations (Cost $87,762)		85,348

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.7%
Adjustable Rate Mortgage Trust
6.410% due 09/25/2035 •	2,387	2,147
6.610% due 02/25/2035 •	6,357	5,701
American Home Mortgage Assets Trust
3.461% due 01/25/2036 ~	890	559
5.920% due 06/25/2037 •	4,779	4,415
6.040% due 08/25/2037 •	6,722	5,872
6.123% due 10/25/2046 •	7,777	6,287
American Home Mortgage Investment Trust
5.860% due 03/25/2046 •	3,933	3,311
6.294% due 06/25/2045 •	5,273	4,741
7.729% due 06/25/2045 «•	22	22
Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~	15,681	11,035
4.800% due 11/25/2067 þ	7,970	7,733
5.985% due 01/25/2069 þ	950	946
6.197% due 01/25/2069 þ	9,476	9,488
6.500% due 12/25/2067 þ	3,695	3,711
Anthracite Ltd. 5.678% due 06/20/2041	5,912	0
Ashford Hospitality Trust
6.751% due 04/15/2035 •	8,335	8,266
6.901% due 04/15/2035 •	15,035	14,893
7.076% due 06/15/2035 •	11,950	11,790
7.476% due 06/15/2035 •	2,300	2,256
7.601% due 04/15/2035 •	13,939	13,595
8.376% due 06/15/2035 •	5,700	5,532
Atrium Hotel Portfolio Trust 7.276% due 12/15/2036 •	8,800	8,444

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Avon Finance PLC 6.134% due 12/28/2049 •	GBP	18,212	23,024
BAMLL Commercial Mortgage Securities Trust
7.443% due 09/15/2038 •		$4,000	3,485
8.193% due 09/15/2038 •		5,000	4,071
Banc of America Alternative Loan Trust
1.180% due 06/25/2037 •		291	29
5.820% due 06/25/2037 •		270	190
6.000% due 06/25/2046		1,239	880
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~		625	619
Banc of America Funding Trust
2.763% due 01/27/2035 •		3,179	3,076
4.923% due 02/20/2036 ~		555	477
5.020% due 01/20/2047 ~		120	100
5.668% due 05/26/2037 •		26,340	22,760
6.000% due 09/25/2036 «		13	12
Banc of America Mortgage Trust
4.985% due 11/20/2046 ~		52	45
5.862% due 04/25/2035 ~		1,058	1,009
6.470% due 05/25/2034 «~		14	13
6.501% due 06/25/2034 «~		30	28
Barclays Commercial Mortgage Securities Trust
6.817% due 07/15/2037 •		3,300	3,184
7.517% due 07/15/2037 •		7,000	6,696
8.017% due 07/15/2037 •		9,060	8,560
Bayview Opportunity Master Fund Trust 5.000% due 10/25/2051 •		1,191	1,103
BCAP LLC Trust
3.899% due 01/26/2037 ~		2,138	1,837
4.923% due 02/26/2036 ~		2,835	2,524
5.500% due 04/25/2037		981	401
Bear Stearns Adjustable Rate Mortgage Trust
4.367% due 10/25/2036 ~		139	119
4.809% due 03/25/2035 ~		120	106
5.277% due 07/25/2034 ~		30	27
5.807% due 05/25/2037 ~		2,057	1,667
8.065% due 12/25/2046 •		273	217
8.090% due 12/25/2046 •		1,589	1,333
Bear Stearns ALT-A Trust
4.324% due 08/25/2036 ~		5,081	3,417
4.607% due 11/25/2035 ~		491	371
4.984% due 09/25/2035 ~		1,151	665
5.444% due 04/25/2035 «~		10	9
5.780% due 02/25/2034 •		19	17
5.780% due 08/25/2036 •		4,546	3,897
5.960% due 01/25/2036 •		567	515
Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036		3,470	1,388
7.760% due 09/25/2033 «•		99	62
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		127	121
Bear Stearns Mortgage Funding Trust 5.920% due 09/25/2046 «•		79	70
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~		1,385	1,019
Beast Mortgage Trust
6.893% due 03/15/2036 •		3,000	2,348
7.393% due 03/15/2036 •		5,590	4,050
7.943% due 03/15/2036 •		32,020	21,860
Beneria Cowen & Pritzer Collateral Funding Corp.
7.039% due 06/15/2038 •		5,000	4,063
7.935% due 06/15/2038 •		12,750	9,909
BINOM Securitization Trust 4.441% due 08/25/2057 ~		25,491	24,180
Braemar Hotels & Resorts Trust 6.751% due 06/15/2035 •		3,175	3,138
BWAY Mortgage Trust
7.643% due 09/15/2036 •		6,000	4,668
8.293% due 09/15/2036 •		7,000	4,738
BX Trust
5.949% due 10/15/2036 •		5,000	4,912
6.078% due 04/15/2039 •		8,568	8,410
6.364% due 12/15/2038 •		14,720	14,567
6.426% due 05/15/2035 •		8,778	8,742
6.635% due 10/15/2026 •		1,399	1,377
6.643% due 04/15/2034 •		2,900	2,724
7.093% due 04/15/2034 •		11,733	10,795
7.274% due 10/15/2026 •		3,730	3,684
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~		13,820	12,073
3.250% due 08/25/2064 ~		10,128	8,822
3.250% due 09/25/2064 ~		12,900	11,303
6.585% due 05/25/2055 •		11,415	11,436
Chase Mortgage Finance Trust 7.161% due 02/25/2037 «~		9	9

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

ChaseFlex Trust
5.810% due 02/25/2037 •	4,791	1,307
6.060% due 05/25/2037 •	8,700	7,359
6.140% due 05/25/2037 •	859	791
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 5.760% due 08/25/2037 •	2,160	1,942
CIM Trust
0.500% due 07/01/2051 ~(a)	86,011	2,537
3.250% due 10/25/2058 ~	3,188	2,824
6.639% due 12/25/2067 þ	3,810	3,811
Citigroup Mortgage Loan Trust
0.250% due 09/25/2051 ~(a)	52,251	728
4.611% due 06/27/2037 ~	7,028	6,073
4.883% due 02/20/2036 ~	2,767	2,455
5.500% due 08/25/2035 ~	310	275
6.000% due 08/25/2037 ~	1,701	656
6.500% due 06/25/2054 ~	72,996	73,603
7.410% due 05/25/2035 «•	2	2
7.860% due 03/25/2036 •	17	15
Colony Mortgage Capital Ltd. 6.921% due 11/15/2038 •	5,000	4,834
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	28,115	27,890
4.695% due 03/25/2067 ~	4,800	4,290
6.393% due 06/25/2069 þ	7,882	7,937
Commercial Mortgage Trust 3.178% due 02/10/2035	10,000	9,184
Connecticut Avenue Securities Trust
7.335% due 03/25/2042 •	5,611	5,710
8.085% due 05/25/2042 •	1,247	1,282
8.435% due 03/25/2042 •	3,750	3,911
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 «	38	20
Countrywide Alternative Loan Trust
0.140% due 06/25/2036 •(a)	1,380	144
1.490% due 10/25/2037 •(a)	5,927	814
4.552% due 03/25/2047 •	52	39
5.383% due 05/25/2036 ~	1,271	1,101
5.500% due 07/25/2035	4,469	3,206
5.700% due 06/25/2036 •	1,703	1,479
5.740% due 04/25/2047 •	250	218
5.750% due 03/25/2034	3,034	3,011
5.820% due 11/25/2036 •	1,381	1,631
5.840% due 09/25/2046 •	1,589	1,461
5.860% due 06/25/2036 •	1,394	621
6.000% due 10/25/2034	9,084	9,007
6.000% due 12/25/2034	2,968	2,592
6.000% due 05/25/2036 •	169	73
6.000% due 07/25/2036	16,008	6,613
6.000% due 08/25/2036	1,225	1,101
6.000% due 08/25/2036 •	989	888
6.000% due 02/25/2037	3,920	1,654
6.000% due 04/25/2037	12,272	5,682
6.000% due 07/25/2037	12,153	5,801
6.020% due 08/25/2047 •	2,810	2,266
6.093% due 12/20/2035 •	1,944	1,734
6.097% due 11/20/2035 •	157	143
6.500% due 12/25/2036	7,988	3,439
6.553% due 08/25/2035 •	2,825	2,559
6.653% due 09/25/2035 •	540	467
7.203% due 10/20/2035 •	1,003	692
Countrywide Asset-Backed Certificates Trust 5.940% due 04/25/2036 •	188	161
Countrywide Home Loan Mortgage Pass-Through Trust
4.117% due 01/25/2036 «~	39	32
4.371% due 02/25/2047 ~	396	333
4.483% due 03/25/2037 ~	269	223
4.500% due 05/01/2034 «	183	161
4.530% due 11/25/2037 ~	942	852
4.721% due 01/25/2036 ~	910	826
5.500% due 01/25/2035	167	160
5.750% due 05/25/2037 «	23	11
5.750% due 06/25/2037	4,218	2,006
5.750% due 07/25/2037	1,265	626
6.000% due 02/25/2037	5,961	2,891
6.000% due 01/25/2038 «	256	108
6.120% due 02/25/2035 •	309	282
6.250% due 09/25/2037 «	64	37
6.500% due 10/25/2037	9,600	2,799
6.500% due 11/25/2037	4,063	1,456
Countrywide Home Loan Reperforming REMIC Trust
4.729% due 01/25/2034 ~	2,655	2,246
5.800% due 01/25/2036 •	124	115
7.500% due 06/25/2035	190	189
Credit Suisse Commercial Mortgage Trust 5.737% due 01/15/2049 ~	2,500	577

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 ~		1,073	866
1.926% due 07/27/2061 ~		24,089	23,276
2.500% due 07/25/2056 ~		1,991	1,585
3.000% due 11/25/2056 ~		6,274	5,206
3.180% due 12/26/2059 ~		2,235	2,270
3.904% due 04/25/2062 ~		3,177	2,970
4.052% due 12/27/2060 ~		21,989	21,583
4.080% due 03/25/2060 ~		10,494	10,458
4.632% due 01/26/2047 ~		2,614	1,303
4.699% due 05/27/2053 ~		2,016	1,582
4.713% due 08/25/2060 ~		2,090	2,081
5.532% due 10/26/2036 ~		484	407
6.250% due 05/26/2048		5,715	4,280
7.243% due 07/15/2038 •		4,000	3,042
7.743% due 07/15/2038 •		5,000	2,592
8.343% due 07/15/2038 •		10,000	4,647
Credit Suisse Mortgage Capital Trust 6.306% due 07/25/2050 ~		2,066	2,042
Cross Mortgage Trust
6.093% due 04/25/2069 þ		8,018	8,009
6.147% due 07/25/2069 þ		7,000	7,019
6.272% due 06/25/2069 þ		10,388	10,422
6.615% due 03/25/2068 þ		6,074	6,119
CRSNT Commercial Mortgage Trust
6.644% due 04/15/2036 •		24,753	23,557
6.994% due 04/15/2036 •		10,913	10,409
7.444% due 04/15/2036 •		17,000	15,768
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,413
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.760% due 03/25/2037 •		866	757
5.760% due 09/25/2047 •		14,418	11,779
5.940% due 01/25/2047 •		6,078	5,016
DOLP Trust 3.704% due 05/10/2041 ~		46,540	33,517
DROP Mortgage Trust
7.143% due 10/15/2043 •		5,500	4,993
7.693% due 10/15/2043 •		7,200	6,339
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	1,449
Eurosail PLC 6.123% due 09/13/2045 •	GBP	786	950
Extended Stay America Trust
6.823% due 07/15/2038 •		$31,773	31,670
7.143% due 07/15/2038 •		31,954	31,904
7.693% due 07/15/2038 •		36,130	36,148
8.293% due 07/15/2038 •		5,538	5,535
Fannie Mae
0.000% due 07/25/2033 (b)(e)		476	399
0.000% due 10/25/2033 (b)(e)		481	428
0.000% due 07/25/2034 (b)(e)		292	243
0.000% due 01/25/2037 (b)(e)		137	110
0.000% due 02/25/2037 (b)(e)		509	423
0.109% due 12/25/2050 ~(a)		72,110	2,681
0.490% due 06/25/2052 ~(a)		14,419	814
0.600% due 07/25/2049 •(a)		3,018	284
1.500% due 11/25/2035 (a)		20,419	977
1.500% due 02/25/2036 (a)		21,998	1,052
2.000% due 10/25/2050 (a)		8,763	1,118
2.000% due 02/25/2051 (a)		19,130	2,518
2.000% due 01/25/2052 (a)		38,926	5,185
2.000% due 03/25/2052 (a)		4,481	584
2.000% due 04/25/2052 (a)		10,154	1,321
2.500% due 11/25/2050 (a)		41,406	6,528
2.500% due 12/25/2050 (a)		51,992	7,607
2.500% due 02/25/2051 (a)		41,144	6,602
2.500% due 06/25/2052 (a)		4,397	649
3.000% due 08/25/2043		25,212	3,782
3.000% due 09/25/2050 (a)		11,896	2,091
3.500% due 05/25/2051		12,218	1,780
4.000% due 03/25/2053 (a)		113,566	23,549
5.800% due 09/25/2044 •		3,770	3,689
5.843% due 03/25/2049 •		552	546
5.850% due 03/25/2042 •		960	951
5.850% due 05/25/2045 •		2,247	2,185
5.900% due 09/25/2049 •		3,984	3,904
5.900% due 07/25/2059 •		1,840	1,804
5.920% due 07/25/2049 •		3,770	3,699
6.000% due 12/25/2040 •		641	635
First Horizon Alternative Mortgage Securities Trust 4.028% due 07/25/2036 «~		123	102
First Horizon Mortgage Pass-Through Trust
5.748% due 11/25/2035 «~		9	6
6.231% due 08/25/2035 ~		70	48

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Freddie Mac
0.000% due 03/15/2038 (b)(e)		407	347
2.000% due 03/15/2052 (a)		32,364	4,217
2.000% due 04/15/2052 (a)		51,117	6,661
2.000% due 06/15/2052 (a)		183,970	23,609
2.000% due 06/25/2052		51,675	6,631
2.500% due 04/25/2050 (a)		31,262	5,288
2.500% due 06/25/2050 (a)		13,469	2,115
2.500% due 09/25/2050 (a)		3,836	576
2.500% due 02/25/2051 (a)		27,832	3,413
2.500% due 03/25/2051 (a)		25,245	3,698
2.500% due 07/25/2051 (a)		7,434	940
2.500% due 09/25/2051 (a)		14,114	1,717
2.500% due 11/25/2051 (a)		5,005	676
3.000% due 06/15/2050 (a)		8,534	1,496
3.000% due 12/25/2051 (a)		37,533	6,297
3.000% due 01/25/2052 (a)		16,889	2,799
3.500% due 05/25/2051		28,136	5,125
3.500% due 03/25/2052 (a)		21,885	3,472
4.000% due 11/25/2049 (a)		4,914	939
4.500% due 10/25/2051 (a)		11,617	2,576
5.748% due 08/15/2047 •		1,766	1,720
5.848% due 09/15/2042 •		1,075	1,052
5.948% due 03/15/2044 •		1,574	1,552
5.998% due 11/15/2040 •		1,643	1,623
6.305% due 05/25/2034 «•		44,248	44,435
6.985% due 01/25/2034 •		1,199	1,208
7.535% due 05/25/2042 •		7,425	7,555
8.235% due 04/25/2042 •		10,900	11,342
Freddie Mac Multifamily Structured Pass Through Certificates 4.660% due 01/25/2031		27,615	27,268
GCAT Trust
2.565% due 05/25/2066		9,952	6,918
3.000% due 04/25/2052 ~		42,725	35,402
4.250% due 05/25/2067 ~		4,076	3,772
6.007% due 01/25/2059 þ		4,209	4,203
6.085% due 06/25/2059 þ		6,201	6,212
GCT Commercial Mortgage Trust
6.693% due 02/15/2038 •		10,000	3,661
7.143% due 02/15/2038 •		9,800	1,297
Ginnie Mae
3.500% due 01/20/2052		4,248	2,766
3.500% due 03/20/2052		22,125	15,577
5.833% due 03/20/2073 •		34,529	33,989
6.023% due 02/20/2053 •		71,319	70,890
6.033% due 02/20/2053 •		15,692	15,475
6.083% due 02/20/2053 •		42,131	41,915
6.083% due 03/20/2071 •		1,147	1,138
6.133% due 04/20/2072 •		1,692	1,676
6.133% due 04/20/2073 •		7,694	7,677
6.200% due 08/01/2074 «(c)		94,000	94,230
6.203% due 01/20/2073 •		1,594	1,597
6.213% due 02/20/2073 •		5,940	5,951
6.230% due 06/20/2074 «(c)		3,500	3,509
6.233% due 07/20/2073 •		52,813	52,991
6.233% due 08/20/2073 •		106,031	106,402
6.303% due 08/20/2073 •		24,226	24,382
6.333% due 03/20/2073 •		8,294	8,285
6.333% due 05/20/2073 •		3,773	3,805
6.433% due 05/20/2073 •		18,682	18,957
6.433% due 06/20/2073 •		60,209	61,105
6.483% due 05/20/2073 •		4,415	4,479
6.833% due 08/20/2071 •		1,949	1,986
Global Mortgage Securitization Ltd. 5.730% due 04/25/2032 •		579	554
GMAC Mortgage Corp. Loan Trust 7.250% due 05/25/2035 «~		8	7
Great Hall Mortgages PLC 5.763% due 06/18/2039 •		74	74
GreenPoint Mortgage Funding Trust 5.920% due 02/25/2037 •		8,034	7,390
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	6,907	7,218
GS Mortgage Securities Corp. Trust
4.579% due 10/10/2032		$26,200	25,542
6.826% due 07/15/2031 •		11,605	8,240
6.883% due 07/15/2025 •		1,556	1,551
7.076% due 07/15/2031 •		3,293	1,976
7.083% due 07/15/2025 •		4,521	4,503
7.244% due 12/15/2036 •		4,115	4,041
7.433% due 07/15/2025 •		5,580	5,556
GS Mortgage Securities Trust
0.552% due 08/10/2043 ~(a)		7,397	57
3.932% due 10/10/2035 ~		11,300	9,928
GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	12,780

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

3.207% due 07/25/2061 ~	5,664	4,176
4.211% due 07/25/2061 ~	2,039	1,534
GS Mortgage-Backed Securities Trust
0.250% due 05/25/2051 ~(a)	16,626	223
0.500% due 01/25/2053 ~(a)	36,636	1,083
3.000% due 08/26/2052 ~	20,279	16,791
3.000% due 09/25/2052 ~	89,142	73,863
3.625% due 01/25/2059 ~	18,306	17,220
GSMPS Mortgage Loan Trust
3.913% due 01/25/2036 ~	2,125	1,839
3.986% due 03/25/2035 ~	2,748	2,583
5.810% due 01/25/2036 •	473	378
5.860% due 04/25/2036 •	4,696	3,884
GSMSC Resecuritization Trust 4.343% due 06/26/2037 ~	3,748	3,254
GSR Mortgage Loan Trust 6.250% due 08/25/2036	675	191
HarborView Mortgage Loan Trust
5.833% due 01/19/2038 •	11,866	10,227
5.863% due 12/19/2036 •	3,930	3,022
5.873% due 11/19/2036 •	1,923	1,700
6.002% due 04/19/2034 «~	65	57
6.073% due 08/19/2045 •	20	18
7.053% due 09/19/2035 •	2,719	2,132
7.153% due 10/19/2035 •	17,518	8,777
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~	579	572
Homestar Mortgage Acceptance Corp. 6.255% due 03/25/2034 •	1,509	1,506
HPLY Trust
7.042% due 11/15/2036 •	3,251	3,210
7.442% due 11/15/2036 •	17,976	17,729
7.792% due 11/15/2036 •	1,754	1,734
HSI Asset Loan Obligation Trust
1.170% due 12/25/2036 •(a)	729	71
5.830% due 12/25/2036 •	745	136
Hundred Acre Wood Trust 5.000% due 12/25/2051 •	7,137	6,618
Impac Secured Assets Trust
6.020% due 08/25/2036 •	1,432	1,255
6.160% due 05/25/2036 •	8	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	1,500	1,472
Independence Plaza Trust 3.763% due 07/10/2035	20,320	19,423
IndyMac IMSC Mortgage Loan Trust 4.120% due 06/25/2037 ~	10,574	6,564
IndyMac INDX Mortgage Loan Trust
3.589% due 09/25/2036 «~	122	90
4.381% due 09/25/2036 ~	1,996	1,680
4.639% due 08/25/2035 ~	32	28
5.820% due 02/25/2037 •	1,850	1,645
5.860% due 10/25/2036 •	5	5
6.240% due 12/25/2034 •	224	172
Jefferies Resecuritization Trust 9.837% due 06/25/2047 ~	465	378
JP Morgan Alternative Loan Trust
5.780% due 11/25/2036 •	2,896	2,368
6.000% due 12/27/2036	2,574	1,308
6.020% due 04/25/2047 •	815	771
JP Morgan Chase Commercial Mortgage Securities Trust
2.949% due 09/06/2038 ~	10,000	9,385
6.453% due 06/15/2038 •	1,520	1,499
6.926% due 02/15/2035 •	1,052	1,031
7.193% due 03/15/2036 •	1,900	1,053
7.743% due 03/15/2036 •	29,900	15,050
8.543% due 03/15/2036 •	4,000	1,789
JP Morgan Mortgage Trust
0.150% due 03/25/2052 ~(a)	29,949	247
0.188% due 11/25/2051 ~(a)	45,222	469
0.450% due 07/25/2052 ~(a)	67,527	1,702
0.487% due 02/25/2052 ~(a)	48,581	1,329
0.500% due 12/25/2051 ~(a)	67,150	1,928
0.500% due 04/25/2052 ~(a)	10,165	197
0.500% due 05/25/2052 ~(a)	78,535	2,280
0.500% due 06/25/2052 ~(a)	39,850	1,156
2.500% due 12/25/2051 ~(a)	10,069	1,331
2.500% due 04/25/2052 ~(a)	7,913	1,055
3.000% due 01/25/2052 ~	71,131	59,028
3.000% due 03/25/2052 ~	34,916	28,975
3.000% due 04/25/2052 ~	65,799	54,872
3.500% due 09/25/2052 ~	11,309	9,753
4.201% due 06/25/2036 ~	2,970	2,012
4.458% due 01/25/2037 ~	1,638	1,223
4.625% due 07/25/2063 ~	4,466	4,266
5.000% due 12/25/2051 ~	2,724	2,592

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 05/25/2052 •	21,712	20,112
5.021% due 11/25/2035 ~	2,241	1,785
5.250% due 11/25/2063 ~	1,359	1,334
5.519% due 04/25/2035 «~	11	10
5.770% due 07/25/2035 «~	6	5
6.408% due 07/25/2035 «~	1	1
6.583% due 11/25/2054 •	62,400	62,517
7.000% due 08/25/2037	985	517
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,090	1,861
6.000% due 09/26/2036 ~	3,350	2,631
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~	17,515	11,241
La Hipotecaria El Salvadorian Mortgage Trust
3.000% due 09/08/2039 «•	2,312	2,253
3.358% due 01/15/2046 «	4,601	4,244
3.508% due 11/24/2042 «•	8,290	7,807
4.250% due 09/29/2046 «	25,145	23,445
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	5,422	5,291
2.250% due 07/25/2067 þ	10,949	10,669
4.750% due 07/25/2061 þ	7,316	7,128
4.892% due 10/25/2066 þ	4,923	4,843
4.991% due 09/25/2060 ~	559	559
7.208% due 01/28/2070 •	1,020	1,022
Lehman Mortgage Trust
1.090% due 11/25/2036 •(a)	16,554	1,444
5.750% due 02/25/2037	3,750	2,459
5.780% due 08/25/2036 •	85	58
5.910% due 11/25/2036 •	25,625	6,510
Lehman XS Trust
5.700% due 08/25/2036 «•	86	85
5.820% due 12/25/2036 •	6,484	6,115
5.920% due 04/25/2046 «•	310	524
6.360% due 08/25/2047 •	1,785	1,468
Luminent Mortgage Trust 5.920% due 05/25/2037 «•	24	19
Lux Trust 8.019% due 08/15/2040 •	8,300	8,360
LUXE Commercial Mortgage Trust
7.194% due 10/15/2038 •	13,069	13,002
7.694% due 10/15/2038 •	47,401	47,082
8.194% due 10/15/2038 •	16,074	15,935
MASTR Asset Securitization Trust 6.250% due 01/25/2038 «	439	234
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	796	488
7.000% due 07/25/2035	2,086	1,385
Merrill Lynch Alternative Note Asset Trust 3.351% due 10/25/2047 ~	4,582	1,263
Merrill Lynch Mortgage Investors Trust 6.173% due 02/25/2036 «~	268	170
MF1 Ltd. 6.399% due 12/15/2034 •	5,270	5,229
MFA Trust
2.306% due 04/25/2065 ~	8,966	6,990
2.500% due 10/25/2051 ~(a)	29,420	4,286
6.105% due 12/25/2068 þ	5,003	5,017
6.775% due 10/25/2058 þ	4,970	4,998
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,979	1,892
2.750% due 08/25/2059 ~	4,705	4,456
3.500% due 04/25/2066 ~	10,001	9,652
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	10,000	8,132
5.444% due 11/14/2042 ~	69	66
6.443% due 05/15/2036 •	2,671	2,063
6.876% due 11/15/2034 •	2,500	2,483
7.026% due 11/15/2034 •	4,000	3,971
7.242% due 12/15/2038 •	8,896	8,144
7.821% due 12/15/2038 •	24,544	21,420
8.520% due 12/15/2038 •	14,100	11,727
Morgan Stanley Mortgage Loan Trust
4.233% due 09/25/2035 ~	41	27
5.500% due 10/25/2037 «	287	258
5.525% due 12/25/2035 ~	2,466	2,237
5.750% due 02/25/2036 «•	172	155
6.201% due 02/25/2047 þ	2,048	709
Morgan Stanley Re-REMIC Trust 3.947% due 02/26/2037 •	8,905	7,764
Mortgage Equity Conversion Asset Trust
5.570% due 02/25/2042 •	1,245	1,233
5.590% due 01/25/2042 •	6,848	6,787
5.600% due 05/25/2042 •	4,651	4,557
MortgageIT Mortgage Loan Trust
5.920% due 06/25/2047 •	2,013	1,647

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

6.240% due 11/25/2034 «•		96	88
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		10,979	1,157
2.201% due 10/25/2058 ~		10,000	8,586
2.750% due 07/25/2059 ~		19,086	17,947
2.750% due 11/25/2059 ~		163	153
3.008% due 10/25/2058 ~		5,500	4,719
3.500% due 12/25/2058 ~		703	645
3.500% due 10/25/2059 ~		2,045	1,880
3.963% due 10/25/2058 ~		2,500	2,153
New York Mortgage Trust
3.750% due 02/25/2068 ~		1,930	1,780
6.120% due 08/25/2035 •		1,241	1,104
NLT Trust 3.200% due 10/25/2062 ~		3,505	3,106
OBX Trust
3.000% due 01/25/2052 ~		4,929	4,091
3.564% due 03/25/2053 ~		11,842	11,492
3.601% due 04/25/2053 ~		17,914	17,211
6.030% due 01/25/2064 þ		9,400	9,415
6.100% due 09/25/2062 þ		3,098	3,087
6.233% due 05/25/2064 þ		7,142	7,180
6.465% due 10/25/2063 þ		9,431	9,484
6.520% due 07/25/2063 þ		14,002	14,065
6.567% due 06/25/2063 þ		7,016	7,073
6.844% due 04/25/2063 þ		4,531	4,592
7.045% due 09/25/2063 þ		7,603	7,738
7.159% due 10/25/2063 þ		12,426	12,675
One Bryant Park Trust 2.516% due 09/15/2054		40,000	33,933
OPEN Trust 8.418% due 10/15/2028 •		20,766	21,053
Preferred Residential Securities PLC 6.352% due 12/15/2043 •	GBP	4,656	5,705
PRET LLC
3.900% due 10/25/2063 ~		$4,318	4,129
7.021% due 02/25/2054 þ		30,196	30,134
PRKCM Trust
6.333% due 03/25/2059 þ		6,206	6,224
6.431% due 05/25/2059 þ		986	991
6.584% due 09/25/2058 þ		8,197	8,237
7.225% due 11/25/2058 þ		5,119	5,213
PRPM LLC
3.750% due 03/25/2054 þ		2,020	1,931
4.000% due 11/25/2053 þ		1,072	1,033
4.000% due 01/25/2054 þ		952	914
4.000% due 05/25/2054 þ		1,000	961
4.200% due 12/25/2064 þ		2,426	2,334
6.265% due 12/25/2068 þ		2,414	2,416
6.327% due 06/25/2069 þ		5,400	5,417
6.959% due 02/25/2029 þ		10,250	10,297
PRPM Trust
6.221% due 11/25/2068 þ		10,049	10,046
6.250% due 08/25/2068 þ		7,800	7,773
RBSGC Mortgage Pass-Through Loan Trust 5.760% due 01/25/2037 •		20,246	3,861
RBSSP Resecuritization Trust
4.888% due 12/25/2035 ~		2,126	1,924
6.000% due 06/26/2037 «~		134	111
RCKT Mortgage Trust
6.141% due 04/25/2044 ~		18,509	18,506
6.147% due 06/25/2044 þ		17,183	17,304
Real Estate Asset Liquidity Trust 3.650% due 08/12/2053	CAD	5,971	4,216
Residential Accredit Loans, Inc. Trust
1.140% due 06/25/2037 •(a)		$2,436	204
5.500% due 08/25/2035 •		551	431
5.740% due 01/25/2037 •		200	251
5.760% due 08/25/2035 •		108	78
5.840% due 05/25/2037 •		3,109	2,733
5.860% due 06/25/2037 •		2,436	1,718
5.860% due 10/25/2046 •		613	568
5.923% due 12/25/2035 ~		3,786	1,583
6.000% due 01/25/2037 •		3,213	2,319
6.020% due 10/25/2037 ~		5,043	4,113
6.260% due 10/25/2045 «•		88	68
6.500% due 02/25/2037		2,777	2,217
6.513% due 09/25/2045 •		1,456	1,214
7.109% due 05/25/2035 «~		54	30
8.000% due 04/25/2036 «•		126	103
Residential Asset Securitization Trust 6.250% due 08/25/2036		451	251
Residential Funding Mortgage Securities, Inc. Trust 6.057% due 04/25/2037 «~		126	107
RiverView HECM Trust 5.730% due 05/25/2047 •		1,383	1,269

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(g)	1,243	1,236
4.250% due 11/25/2059 ~	1,100	1,022
Sequoia Mortgage Trust
4.783% due 07/20/2037 ~	54	41
5.833% due 06/20/2036 •	51	46
SFO Commercial Mortgage Trust
6.943% due 05/15/2038 •	8,750	8,077
7.243% due 05/15/2038 •	15,140	13,830
7.843% due 05/15/2038 •	5,500	5,047
SMRT Commercial Mortgage Trust 6.329% due 01/15/2039 •	30,128	29,776
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~	6,564	5,468
3.386% due 11/25/2066 ~	9,324	6,502
Starwood Mortgage Trust
7.193% due 04/15/2034 •	5,000	4,920
7.743% due 04/15/2034 •	9,200	9,051
Structured Adjustable Rate Mortgage Loan Trust
4.825% due 08/25/2035 ~	217	182
5.136% due 05/25/2035 ~	938	726
5.760% due 02/25/2037 •	2,191	2,053
5.820% due 10/25/2035 •	3,913	3,566
6.435% due 08/25/2035 •	5,072	4,390
7.760% due 12/25/2037 •	2,092	1,749
Structured Asset Mortgage Investments Trust
5.820% due 07/25/2046 •	41	33
5.840% due 07/25/2046 •	2,702	2,038
5.900% due 05/25/2036 •	320	248
Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)	5,160	48
4.574% due 01/25/2036 ~	1,258	1,084
5.710% due 07/25/2035 •	553	498
5.720% due 11/25/2035 •	5,160	4,432
Structured Asset Securities Corp. Mortgage Loan Trust 5.750% due 10/25/2036 •	836	671
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.455% due 09/25/2033 «~	32	29
Thornburg Mortgage Securities Trust
6.360% due 03/25/2044 «•	1	1
7.067% due 03/25/2037 •	3,527	2,567
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~	2,347	2,165
3.250% due 07/25/2056 ~	1,100	1,075
3.750% due 10/25/2056 ~	5,330	4,948
3.750% due 05/25/2058 ~	4,386	4,244
6.460% due 05/25/2058 •	2,537	2,598
6.460% due 10/25/2059 •	3,777	3,842
UBS-Barclays Commercial Mortgage Trust 0.351% due 08/10/2049 ~(a)	11,826	4
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)	22,156	641
2.500% due 11/25/2051 ~(a)	6,479	863
5.000% due 09/25/2051 •	7,832	7,307
5.000% due 12/25/2051 •	14,514	13,466
VASA Trust
6.693% due 07/15/2039 •	12,350	10,407
6.693% due 07/15/2039	2,500	2,107
7.193% due 07/15/2039 •	16,314	12,091
7.543% due 07/15/2039 •	11,635	7,905
Verus Securitization Trust
4.260% due 02/25/2067 þ	5,200	4,866
4.474% due 04/25/2067 þ	5,209	5,092
4.782% due 04/25/2067 ~	3,550	3,249
5.999% due 02/25/2068 þ	3,633	3,616
6.192% due 06/25/2069 þ	9,600	9,633
6.193% due 03/25/2068 þ	6,144	6,146
6.218% due 06/25/2069 þ	8,469	8,507
6.259% due 12/25/2068 þ	4,979	4,998
6.338% due 04/25/2069 þ	8,438	8,484
6.443% due 08/25/2068 þ	5,087	5,093
6.665% due 09/25/2068 þ	16,810	16,953
6.876% due 11/25/2068 ~	3,664	3,726
7.070% due 10/25/2068 þ	13,229	13,459
Visio Trust 6.598% due 10/25/2058 þ	4,319	4,330
WaMu Commercial Mortgage Securities Trust
5.961% due 11/23/2043 ~	910	909
6.528% due 12/27/2049 ~	7,369	7,392
WaMu Mortgage Pass-Through Certificates Trust
3.767% due 01/25/2037 ~	3,478	2,900
3.973% due 07/25/2037 ~	56	46
4.062% due 12/25/2036 ~	652	552
4.237% due 03/25/2037 ~	3,606	3,065
4.669% due 07/25/2037 ~	31	26
4.686% due 12/25/2035 «~	280	238

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.399% due 01/25/2035 ~		2,545	2,295
5.923% due 04/25/2047 •		564	454
5.963% due 07/25/2047 •		449	352
6.200% due 11/25/2034 •		451	420
6.240% due 10/25/2044 •		1,597	1,502
6.403% due 01/25/2047 •		4,168	3,642
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	2,109
6.153% due 12/21/2049		8,415	10,679
6.884% due 12/21/2049 •		2,387	3,033
7.384% due 12/21/2049 •		1,193	1,502
7.884% due 12/21/2049 •		682	856
8.384% due 12/21/2049 •		682	848
Washington Mutual Mortgage Pass-Through Certificates Trust
4.048% due 09/25/2036 þ		$5,128	1,371
5.750% due 11/25/2035		595	518
5.853% due 01/25/2047 •		1,276	1,016
5.960% due 02/25/2036 •		189	150
6.500% due 03/25/2036		6,300	4,419
Wells Fargo Alternative Loan Trust 6.000% due 03/25/2037 •		297	241
Wells Fargo Mortgage-Backed Securities Trust
5.930% due 11/25/2037 ~		2,795	2,408
5.960% due 06/25/2037 «•		33	28
WSTN Trust 6.518% due 07/05/2037 ~		15,600	15,659

Total Non-Agency Mortgage-Backed Securities (Cost $3,828,926)			3,548,735

ASSET-BACKED SECURITIES 26.8%
510 Asset-Backed Trust 5.240% due 06/25/2061 þ		2,809	2,770
ABFC Trust 6.710% due 06/25/2034 •		5,839	5,660
ACAS CLO Ltd. 6.479% due 10/18/2028 •		11,505	11,514
Accredited Mortgage Loan Trust 5.720% due 09/25/2036 •		2,385	2,352
Accunia European CLO DAC 4.856% due 07/15/2030 •	EUR	752	806
ACE Securities Corp. Home Equity Loan Trust
5.580% due 02/25/2037 •		$3,228	1,332
5.720% due 10/25/2036 •		5,325	1,798
5.760% due 12/25/2036 •		3,555	1,830
5.900% due 01/25/2037 •		4,800	1,066
6.060% due 02/25/2036 •		511	502
6.075% due 12/25/2035 •		7,312	6,809
6.140% due 07/25/2033 •		5,873	5,567
6.435% due 11/25/2033 •		2,026	1,971
6.630% due 02/25/2035 •		9,144	8,649
Aegis Asset-Backed Securities Trust
6.160% due 03/25/2035 •		2,175	2,094
6.405% due 06/25/2035 •		15,500	11,257
Aegis Asset-Backed Securities Trust Pass-Through Certificates 7.290% due 12/25/2034 •		5,171	4,509
Allegro CLO Ltd. 6.577% due 01/19/2033 •		1,000	999
Ally Bank Auto Credit-Linked Notes Trust
5.681% due 05/17/2032		7,250	7,252
5.827% due 05/17/2032		1,400	1,400
6.022% due 05/17/2032		1,400	1,401
6.315% due 05/17/2032		500	501
7.917% due 05/17/2032		500	500
12.748% due 05/17/2032		600	601
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		9,099	9,109
Ameriquest Mortgage Securities Trust 6.030% due 04/25/2036 •		10,000	8,886
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.823% due 06/25/2034 •		397	366
6.375% due 01/25/2035 •		1,962	1,908
6.480% due 01/25/2036 •		5,000	4,158
6.585% due 11/25/2034 •		933	872
AMSR Trust 1.953% due 06/17/2038		4,000	3,531
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •		34,000	34,127
Arbor Realty Commercial Real Estate Notes Ltd.
6.513% due 08/15/2034 •		4,709	4,671
6.793% due 11/15/2036 •		3,700	3,697
AREIT LLC 7.441% due 08/17/2041 •		8,972	9,009
AREIT Trust 7.263% due 11/17/2038 •		10,000	9,774
Argent Securities Trust 5.760% due 07/25/2036 •		12,173	10,470

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.801% due 02/25/2034 •		325	318
6.220% due 02/25/2036 •		5,609	4,313
Ascent Education Funding Trust 6.140% due 10/25/2050		3,298	3,326
Asset-Backed Securities Corp. Home Equity Loan Trust
3.769% due 03/25/2036 •		1,546	1,353
4.289% due 12/25/2036 •		9,200	8,123
5.540% due 05/25/2037 •		307	211
6.420% due 11/25/2033 •		2,456	2,385
Atlas Senior Loan Fund Ltd. 6.765% due 10/24/2031 •		14,106	14,121
Ayresome CDO Ltd. 8.830% due 12/08/2045 •		2,266	589
Ballyrock CLO Ltd. 6.716% due 07/20/2034 •		8,750	8,760
Barings CLO Ltd. 6.739% due 01/18/2035 •		12,300	12,319
Bayview Financial Asset Trust 5.910% due 03/25/2037 •		3,411	3,372
Bear Stearns Asset-Backed Securities Trust
5.760% due 11/25/2036 •		1,179	1,146
5.825% due 12/25/2035 •		5,095	4,698
5.910% due 06/25/2036 •		11,809	11,006
5.940% due 07/25/2036 •		990	986
6.315% due 07/25/2034 •		6,498	6,293
6.500% due 09/25/2046		16,214	3,765
6.660% due 06/25/2036 •		3,509	3,536
Benefit Street Partners CLO Ltd.
6.670% due 07/15/2032 •		3,200	3,204
7.090% due 10/15/2030 •		17,500	17,531
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	1,387	1,486
Blackrock European CLO DAC 4.526% due 10/15/2031 •		6,693	7,149
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		496	506
4.626% due 01/15/2031 •		5,657	6,053
BNC Mortgage Loan Trust
5.680% due 03/25/2037 •		$29,581	22,836
5.750% due 05/25/2037 •		10,000	7,952
BNPP AM Euro CLO DAC 4.556% due 10/15/2031 •	EUR	246	263
Cairn CLO DAC 4.686% due 10/15/2031 •		4,994	5,328
Carlyle Euro CLO DAC 4.606% due 01/15/2031 •		5,829	6,252
Carlyle Global Market Strategies CLO Ltd.
6.634% due 05/15/2031 •		$4,918	4,926
6.636% due 07/27/2031 •		3,252	3,253
Carmax Select Receivables Trust
5.400% due 11/15/2028		1,700	1,701
5.780% due 09/15/2027		2,900	2,901
6.060% due 09/15/2027 •		1,600	1,601
Carrington Mortgage Loan Trust 5.680% due 10/25/2036 •		11,809	10,137
Carvana Auto Receivables Trust
4.850% due 06/12/2028		2,000	1,977
5.710% due 07/10/2028		4,400	4,408
5.710% due 07/10/2029		4,270	4,322
5.820% due 08/10/2028		5,900	5,937
5.900% due 08/10/2027		7,000	7,006
5.980% due 12/10/2027		4,900	4,913
6.090% due 11/10/2026		2,974	2,977
6.160% due 10/10/2028		1,500	1,515
Cedar Funding CLO Ltd. 6.586% due 01/20/2031 •		2,014	2,017
Centerline Logistics Corp.
9.250% due 12/15/2027 «		5,561	5,603
9.750% due 12/15/2027 «		6,477	6,526
Centex Home Equity Loan Trust 6.420% due 03/25/2035 •		1,653	1,587
Chase Auto Owner Trust 5.220% due 07/25/2029		13,600	13,604
CIFC Funding Ltd.
6.458% due 04/19/2029 •		7,148	7,153
6.635% due 04/24/2030 •		4,188	4,193
6.689% due 07/18/2031 •		8,038	8,048
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		5,131	5,137
Citicorp Residential Mortgage Trust 4.543% due 06/25/2037 þ		8,698	6,616
Citigroup Mortgage Loan Trust
5.640% due 01/25/2037 •		2,357	1,672
5.720% due 08/25/2036 «•		306	298
5.720% due 07/25/2045 •		5,099	3,506

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.760% due 12/25/2036 •		2,874	1,143
5.780% due 09/25/2036 •		2,159	1,617
6.060% due 10/25/2036 •		5,727	3,265
6.135% due 10/25/2035 •		1,537	1,493
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.405% due 10/25/2034 •		1,354	1,289
College Avenue Student Loans LLC
1.600% due 07/25/2051		11,562	10,273
1.760% due 06/25/2052		8,907	7,911
2.320% due 07/26/2055		4,812	4,245
4.130% due 12/26/2047		1,516	1,447
6.660% due 12/26/2047 •		1,104	1,101
7.110% due 11/26/2046 •		2,061	2,080
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	20,500
Commonbond Student Loan Trust 1.980% due 08/25/2050		$4,756	4,155
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	3,434
Countrywide Asset-Backed Certificates Trust
4.333% due 02/25/2035 ~		5,174	4,377
4.658% due 01/25/2037 •		16,600	14,831
5.559% due 02/25/2035 •		1,422	1,405
5.600% due 06/25/2037 •		6,186	5,719
5.600% due 07/25/2037 •		239	235
5.600% due 06/25/2047 •		19,099	17,035
5.680% due 09/25/2037 •		253	259
5.710% due 02/25/2036 •		946	890
5.720% due 12/25/2036 •		10,054	9,054
5.860% due 09/25/2047 •		630	579
5.900% due 07/25/2034 •		2,785	2,718
5.900% due 09/25/2047 •		1,013	981
5.940% due 03/25/2037 •		16,156	14,860
5.940% due 10/25/2046 •		7,520	7,296
5.960% due 04/25/2046 •		1,814	1,746
5.980% due 09/25/2046 •		4,162	3,917
5.985% due 07/25/2036 •		6,779	6,658
6.015% due 07/25/2036 •		14,425	13,353
6.160% due 07/25/2034 •		6,466	6,336
6.200% due 08/25/2047 •		903	862
6.360% due 10/25/2034 •		634	628
6.360% due 05/25/2036 •		954	927
6.405% due 11/25/2034 •		1,157	1,149
6.405% due 02/25/2036 •		1,848	1,813
6.480% due 10/25/2032 •		2,948	2,762
6.540% due 01/25/2036 •		5,180	5,135
Countrywide Revolving Home Equity Loan Trust 5.623% due 05/15/2036 •		419	415
CPS Auto Receivables Trust 5.880% due 02/15/2028		12,400	12,403
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.860% due 11/25/2035 «•		412	435
Credit-Based Asset Servicing & Securitization CBO Ltd.
8.770% due 02/16/2041 •		248,640	4,712
8.840% due 12/15/2034 •		15,662	985
Credit-Based Asset Servicing & Securitization LLC
3.256% due 05/25/2036 •		6,187	3,972
3.926% due 12/25/2035 •		919	902
5.559% due 07/25/2037 •		96	62
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •		1,901	842
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 «þ		59	8
CVC Cordatus Loan Fund DAC
4.547% due 07/21/2030 •	EUR	601	644
4.556% due 10/15/2031 •		7,226	7,729
Diameter Capital CLO Ltd. 7.159% due 01/15/2037 •		$22,600	22,747
Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,481
4.566% due 04/15/2033 •		6,408	6,852
ECMC Group Student Loan Trust 6.450% due 07/25/2069 •		$4,418	4,403
Ellington Loan Acquisition Trust
6.510% due 05/25/2037 •		1,940	1,887
6.560% due 05/25/2037 •		3,548	3,417
6.960% due 05/25/2037 •		6,450	6,216
Elmwood CLO Ltd. 6.947% due 01/17/2034 •		11,600	11,630
EMC Mortgage Loan Trust 6.560% due 08/25/2040 •		487	481
Encore Credit Receivables Trust 6.495% due 10/25/2035 •		3,552	3,143
Equifirst Loan Securitization Trust 5.650% due 04/25/2037 •		21,632	19,316

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,708
4.511% due 04/24/2034 •		4,291	4,568
5.291% due 04/24/2034 •		2,200	2,344
Exeter Automobile Receivables Trust 6.310% due 10/15/2027		$500	502
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,200	1,204
5.540% due 04/16/2029		3,900	3,908
5.760% due 11/15/2027		8,000	8,002
FHF Issuer Trust
5.690% due 02/15/2030		7,300	7,295
5.890% due 06/15/2030		5,000	5,013
6.790% due 10/15/2029		6,669	6,742
FHF Trust 5.390% due 05/15/2028		8,000	7,906
First Franklin Mortgage Loan Trust
5.620% due 11/25/2036 •		733	721
5.680% due 12/25/2037 •		1,128	1,064
5.780% due 04/25/2036 •		2,329	2,244
6.030% due 02/25/2036 •		5,500	5,021
6.210% due 12/25/2035 •		8,128	7,767
6.270% due 10/25/2035 •		6,018	6,513
6.405% due 06/25/2034 •		3,345	3,213
7.110% due 01/25/2035 •		5,671	5,397
Fremont Home Loan Trust
5.600% due 01/25/2037 •		16,418	8,278
5.780% due 05/25/2036 •		15,458	9,476
5.780% due 08/25/2036 •		24,815	7,737
6.390% due 04/25/2035 •		5,990	5,723
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		8,912	8,918
GE-WMC Mortgage Securities Trust 5.760% due 08/25/2036 •		12,718	5,297
Generate CLO Ltd. 7.155% due 10/20/2036 •		31,600	31,679
GLS Auto Receivables Issuer Trust 5.240% due 03/15/2030		5,006	4,986
GLS Auto Select Receivables Trust
5.590% due 10/15/2029 (c)		1,900	1,900
5.640% due 08/15/2030 (c)		500	501
5.920% due 08/15/2030 (c)		500	501
GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	5,000	3,649
4.883% due 12/21/2026		5,000	3,742
4.981% due 02/20/2026		5,000	3,653
GoldenTree Loan Management U.S. CLO Ltd. 6.645% due 04/20/2035 •		$1,660	1,662
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •		2,733	2,737
Goodgreen Trust 3.930% due 10/15/2053 ~		4,887	4,451
GPMT Ltd.
7.046% due 07/16/2035 •		15,000	14,900
7.396% due 07/16/2035 •		5,000	4,891
7.846% due 07/16/2035 •		10,000	9,712
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		1,035	1,033
GSAA Home Equity Trust
5.825% due 06/25/2036 ~		14,325	3,552
5.920% due 04/25/2047 •		5,646	2,467
5.940% due 12/25/2036 •		6,290	2,164
5.985% due 06/25/2036 ~		625	155
6.000% due 10/25/2037 «		129	110
6.032% due 05/25/2037 þ		7,812	3,363
6.060% due 05/25/2047 •		281	165
6.105% due 06/25/2035 •		726	717
6.180% due 06/25/2035 •		5,440	5,177
7.335% due 02/25/2035 •		900	873
GSAMP Trust
5.580% due 12/25/2036 •		760	359
5.600% due 12/25/2036 •		5,373	2,734
5.760% due 08/25/2036 •		10,122	7,943
6.345% due 07/25/2045 •		4,400	3,874
Harvest CLO DAC 4.577% due 10/20/2031 •	EUR	7,096	7,587
Harvest SBA Loan Trust 7.689% due 08/25/2044 •		$1,524	1,515
Hayfin Emerald CLO 0.000% due 07/18/2038 •	EUR	2,500	2,685
Hildene TruPS Financials Note Securitization Ltd. 6.919% due 10/10/2038 •		$14,525	14,525
Home Equity Asset Trust
6.165% due 01/25/2036 •		12,903	12,010
6.435% due 12/25/2034 •		759	755

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Home Equity Loan Trust 5.800% due 04/25/2037 •		600	498
Home Equity Mortgage Loan Asset-Backed Trust
5.700% due 04/25/2037 •		5,636	3,758
5.940% due 08/25/2036 •		7,500	6,696
Home Partners of America Trust
1.901% due 12/17/2026		8,660	7,958
2.200% due 01/17/2041		2,463	2,162
HSI Asset Securitization Corp. Trust
5.610% due 12/25/2036 •		4,008	3,568
5.650% due 01/25/2037 •		2,231	1,556
5.660% due 07/25/2036 •		6,715	2,895
6.240% due 11/25/2035 •		660	623
ICG U.S. CLO Ltd.
6.615% due 04/25/2031 •		1,128	1,129
6.725% due 01/24/2032 •		907	907
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		10,676	3,372
Invitation Homes Trust 6.543% due 01/17/2038 •		36,996	37,074
JP Morgan Mortgage Acquisition Corp.
5.970% due 02/25/2036 •		3,159	3,087
6.390% due 12/25/2035 •		735	711
JP Morgan Mortgage Acquisition Trust
4.918% due 11/25/2036 •		4,000	4,131
5.670% due 10/25/2036 •		571	562
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,644
4.506% due 04/15/2030 •		1,217	1,305
4.516% due 04/15/2030 •		2,122	2,275
4.556% due 04/15/2031 •		4,600	4,916
KKR CLO Ltd.
6.990% due 04/15/2031 •		$11,700	11,715
7.189% due 07/18/2030 •		19,500	19,526
KKR CLO Trust 6.780% due 10/15/2034 •		6,700	6,706
LAD Auto Receivables Trust
5.460% due 07/16/2029		1,200	1,203
5.610% due 08/15/2028		3,500	3,505
Laurelin DAC 1.800% due 10/20/2031	EUR	10,500	10,470
LCCM Trust 6.893% due 11/15/2038 •		$23,409	23,083
Lehman XS Trust
5.700% due 02/25/2037 •		4,489	4,370
5.780% due 02/25/2037 •		1,667	1,620
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		1,184	1,177
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		2,209	2,180
Lendmark Funding Trust 5.530% due 06/21/2032		5,400	5,421
LoanCore Issuer Ltd. 6.883% due 01/17/2037 •		6,877	6,888
Lockwood Grove CLO Ltd.
6.755% due 01/25/2030 •		4,414	4,418
7.255% due 01/25/2030 •		2,700	2,704
Long Beach Mortgage Loan Trust
5.750% due 07/25/2036 •		8,703	5,959
5.760% due 05/25/2036 •		1,546	807
5.780% due 09/25/2036 •		23,437	6,323
5.780% due 10/25/2036 •		18,588	5,904
5.900% due 06/25/2034 •		952	926
6.165% due 11/25/2035 •		8,124	7,410
6.255% due 06/25/2034 •		37	37
6.375% due 08/25/2035 •		3,000	2,679
6.735% due 02/25/2035 •		2,094	2,043
Madison Park Funding Ltd. 6.556% due 07/27/2031 •		4,994	4,997
Magnetite Ltd. 6.874% due 10/25/2033 •		34,800	34,873
MAPS Ltd. 4.212% due 05/15/2043		1,327	1,261
Marlette Funding Trust 7.130% due 12/15/2033		11,188	11,291
MASTR Asset-Backed Securities Trust
5.760% due 06/25/2036 •		9,361	3,343
5.780% due 10/25/2036 •		2,059	1,018
5.820% due 02/25/2036 •		4,812	1,776
5.920% due 01/25/2037 •		10,217	2,911
5.940% due 10/25/2036 •		7,869	6,848
6.040% due 12/25/2035 «•		81	79
6.210% due 10/25/2035 •		4,381	4,100
6.240% due 02/25/2034 •		825	841
6.510% due 05/25/2035 •		3,080	2,972

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust
5.680% due 08/25/2037 •	2,548	1,304
5.740% due 04/25/2047 •	10,645	4,245
5.750% due 08/25/2037 •	8,726	7,781
5.760% due 08/25/2037 •	23,481	12,042
5.840% due 04/25/2047 •	4,534	1,808
6.180% due 06/25/2035 «•	84	87
MF1 LLC 7.076% due 03/19/2039 •	9,500	9,491
MF1 Ltd. 7.196% due 10/16/2036 •	10,000	9,762
MF1 Multifamily Housing Mortgage Loan Trust 6.643% due 07/15/2036 •	20,000	19,688
MKS CLO Ltd. 6.778% due 01/20/2031 •	5,361	5,361
Morgan Stanley ABS Capital, Inc. Trust
4.051% due 01/25/2035 •	7,593	6,665
5.520% due 05/25/2037 •	3,639	2,711
5.560% due 10/25/2036 •	6,501	2,848
5.670% due 01/25/2037 •	3,802	1,734
5.920% due 09/25/2036 •	4,976	2,100
6.345% due 11/25/2034 •	1,883	1,778
6.390% due 07/25/2034 •	87	88
6.435% due 02/25/2035 •	6,058	4,599
6.510% due 04/25/2035 •	154	146
9.260% due 02/25/2047 •	4,077	3,262
Morgan Stanley IXIS Real Estate Capital Trust
5.530% due 11/25/2036 •	9,436	3,058
5.610% due 11/25/2036 •	14,497	4,698
5.760% due 07/25/2036 •	16,312	6,466
Morgan Stanley Mortgage Loan Trust
5.940% due 04/25/2037 •	1,447	384
6.226% due 10/25/2036 þ	2,292	645
Mountain View CLO LLC 6.679% due 10/16/2029 •	2,997	2,998
Nassau Ltd. 6.740% due 07/15/2031 •	10,382	10,400
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	5,355	4,920
4.000% due 12/15/2059	2,694	2,622
Navient Student Loan Trust 6.250% due 07/26/2066 •	8,822	8,829
Nelnet Student Loan Trust
6.640% due 02/20/2041	12,558	12,572
7.533% due 02/20/2041 •	13,446	13,473
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •	8,100	8,110
New Century Home Equity Loan Trust 6.405% due 06/25/2035 •	3,778	3,814
NovaStar Mortgage Funding Trust 7.560% due 12/25/2034 «•	120	97
OneMain Financial Issuance Trust 6.833% due 09/15/2036 •	2,600	2,636
Oportun Issuance Trust 6.334% due 04/08/2031	1,191	1,192
Option One Mortgage Loan Trust
5.590% due 07/25/2037 •	2,183	1,386
5.640% due 04/25/2037 •	161	91
6.195% due 05/25/2035 •	2,482	2,349
Option One Mortgage Loan Trust Asset-Backed Certificates 6.150% due 11/25/2035 •	6,729	6,341
Oxford Finance Funding LLC 3.602% due 02/15/2030	13,762	13,117
OZLM Ltd. 7.286% due 07/20/2032 •	9,750	9,758
Pagaya AI Debt Selection Trust
6.093% due 11/15/2031	3,600	3,602
6.159% due 05/15/2030	875	876
6.258% due 10/15/2031	10,291	10,299
6.278% due 10/15/2031	4,400	4,405
6.319% due 08/15/2031	4,368	4,374
6.660% due 07/15/2031	723	727
7.037% due 03/15/2030 ~	1,051	1,055
7.228% due 07/15/2031	1,292	1,295
7.625% due 04/15/2031	1,300	1,308
7.656% due 05/15/2030	500	503
8.121% due 12/16/2030 ~	1,569	1,583
8.388% due 07/15/2030 ~	1,048	1,062
9.099% due 04/15/2031	800	818
9.435% due 07/15/2030	2,850	2,910
9.570% due 12/16/2030	4,224	4,332
Palmer Square CLO Ltd.
6.645% due 04/20/2035 •	10,770	10,797
6.875% due 10/20/2033 •	41,300	41,397
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.585% due 10/25/2034 •	12,854	12,611

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

7.335% due 09/25/2034 •		187	180
7.560% due 09/25/2034 •		9,202	8,098
People's Choice Home Loan Securities Trust 6.345% due 06/25/2034 •		2,972	2,879
Popular ABS Mortgage Pass-Through Trust 5.955% due 07/25/2036 •		4,700	4,340
PRET LLC
1.744% due 07/25/2051 þ		7,274	7,093
1.868% due 07/25/2051 þ		8,771	8,615
2.487% due 07/25/2051 þ		8,327	8,199
2.487% due 10/25/2051 ~		3,061	3,023
4.992% due 02/25/2061 þ		8,353	8,290
5.240% due 09/27/2060 þ		3,960	3,947
7.143% due 01/25/2054 þ		5,141	5,153
7.143% due 03/25/2054 þ		9,583	9,569
8.112% due 11/25/2053 þ		9,106	9,127
8.232% due 09/25/2053 þ		21,638	21,897
8.497% due 10/25/2053 þ		43,078	43,212
PRPM LLC 6.878% due 02/25/2028 ~		8,402	8,438
RAAC Trust
6.060% due 06/25/2044 •		21	17
6.160% due 03/25/2034 «•		38	36
6.960% due 09/25/2047 •		4,400	4,196
RCKT Mortgage Trust 6.025% due 02/25/2044 ~		3,585	3,591
Reach ABS Trust 6.300% due 02/18/2031		2,533	2,540
Ready Capital Mortgage Financing LLC
7.210% due 04/25/2038 •		5,330	5,327
7.710% due 04/25/2038 •		5,000	5,003
Regional Management Issuance Trust 5.830% due 07/15/2036		2,500	2,514
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,077	2,931
5.608% due 05/25/2036 þ		6,712	2,831
5.746% due 05/25/2036 þ		2,134	922
5.951% due 05/25/2035 þ		5,967	5,853
6.011% due 05/25/2036 þ		3,091	1,395
6.166% due 05/25/2036 þ		3,374	1,561
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		12,996	12,558
4.320% due 09/25/2030		5,510	5,405
7.090% due 06/25/2032		2,480	2,493
7.130% due 01/26/2032		9,409	9,464
Residential Asset Mortgage Products Trust
6.140% due 12/25/2035 •		6,727	5,757
6.150% due 10/25/2035 •		21	20
6.510% due 07/25/2035 •		2,500	2,162
6.710% due 10/25/2034 •		9,826	8,854
Residential Asset Securities Corp. Trust
5.920% due 06/25/2036 •		7,292	7,019
6.160% due 06/25/2035 «•		61	59
6.465% due 05/25/2035 •		3,920	3,854
6.495% due 08/25/2035 •		11,600	11,090
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		21,300	21,339
5.910% due 06/15/2027		21,500	21,509
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		5,317	5,074
Saranac CLO Ltd. 7.209% due 06/22/2030 •		3,278	3,282
Saxon Asset Securities Trust
1.702% due 11/25/2035 •		1,483	1,451
5.770% due 09/25/2037 •		1,098	1,033
5.895% due 09/25/2036 •		2,756	2,553
SBNA Auto Lease Trust 6.520% due 04/20/2028		3,400	3,467
SCCU Auto Receivables Trust
5.700% due 10/16/2028		5,100	5,133
5.700% due 08/15/2029		2,800	2,808
Securitized Asset-Backed Receivables LLC Trust
5.580% due 09/25/2036 •		2,495	1,713
5.640% due 07/25/2036 •		3,063	1,066
5.780% due 09/25/2036 •		21,802	14,964
5.940% due 09/25/2036 •		3,988	2,737
6.075% due 01/25/2035 •		8,190	7,680
SLM Student Loan Trust
4.269% due 12/15/2033 •	EUR	621	625
6.209% due 10/25/2029 •		$413	413
SMB Private Education Loan Trust
0.000% due 07/05/2053 •		20,000	19,909
1.290% due 07/15/2053		3,376	3,095
2.310% due 01/15/2053		5,535	5,204
4.550% due 02/16/2055		26,965	25,812
4.950% due 02/16/2055		11,680	11,079

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.380% due 07/05/2053	29,400	29,426
5.500% due 06/17/2052	10,746	10,847
6.433% due 06/17/2052 •	2,958	2,964
7.133% due 10/16/2056 •	1,843	1,885
7.183% due 05/16/2050 •	2,331	2,379
SoFi Professional Loan Program LLC 2.650% due 09/25/2040	126	122
SoFi Professional Loan Program Trust 1.030% due 08/17/2043	9,503	8,157
Sound Point CLO Ltd.
6.565% due 07/25/2030 •	3,253	3,256
6.765% due 10/25/2034 •	10,400	10,370
7.386% due 07/20/2032 •	9,250	9,257
Soundview Home Loan Trust
5.570% due 01/25/2037 •	2,389	1,704
5.630% due 07/25/2037 •	244	209
5.960% due 06/25/2036 •	7,149	6,958
6.020% due 05/25/2036 •	10,402	9,986
6.450% due 06/25/2035 •	3,451	3,197
Specialty Underwriting & Residential Finance Trust
5.760% due 09/25/2037 •	920	616
5.810% due 03/25/2037 •	278	150
Start Ltd. 4.089% due 03/15/2044	2,990	2,866
Starwood Commercial Mortgage Trust
6.523% due 07/15/2038 •	1,054	1,050
7.246% due 04/18/2038 •	5,000	4,662
7.546% due 04/18/2038 •	7,825	7,169
Store Master Funding LLC 4.290% due 10/20/2048	4,057	3,882
Stream Innovations Trust 6.270% due 07/15/2044 «(c)	3,700	3,700
Structured Asset Investment Loan Trust
5.632% due 07/25/2036 •	6,134	3,534
6.060% due 04/25/2036 •	34,856	17,766
6.225% due 08/25/2035 •	2,879	2,761
6.260% due 04/25/2034 •	2,862	2,772
Structured Asset Securities Corp. Mortgage Loan Trust
5.595% due 02/25/2037 •	10,776	10,126
5.730% due 07/25/2036 •	156	155
5.780% due 12/25/2036 •	19,569	17,998
5.880% due 02/25/2037 •	4,390	4,242
6.465% due 11/25/2035 •	466	459
Sycamore Tree CLO Ltd. 7.005% due 01/20/2037 •	19,900	19,984
Symphony CLO Ltd. 6.914% due 04/25/2034 •	25,100	25,220
Taberna Preferred Funding Ltd.
5.929% due 05/05/2038 •	311	296
5.949% due 12/05/2036 •	28,245	24,715
6.019% due 11/05/2035 •	1,407	1,308
TCI-Symphony CLO Ltd. 7.140% due 10/13/2032 •	18,530	18,543
Terwin Mortgage Trust 5.960% due 05/25/2038 •	4,770	2,375
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ	13,803	12,502
Towd Point Mortgage Trust 6.290% due 05/25/2064 ~	15,709	15,777
Tralee CLO Ltd. 7.435% due 10/25/2032 •	3,425	3,427
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	2,301	2,303
Tropic CDO Ltd.
5.910% due 07/15/2036 •	9,018	8,567
6.340% due 04/15/2034 •	82	82
U.S. Capital Funding Ltd. 5.839% due 10/10/2040 •	529	489
United Auto Credit Securitization Trust 6.170% due 08/10/2026	1,058	1,059
Upstart Pass-Through Trust
4.300% due 05/20/2030	1,276	1,245
7.900% due 10/20/2028	3,625	3,652
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	1,598	1,562
Venture CLO Ltd.
6.470% due 04/15/2027 •	16	16
6.574% due 09/07/2030 •	14,329	14,333
6.650% due 07/15/2031 •	5,283	5,287
7.341% due 07/30/2032 •	14,200	14,213
Veros Auto Receivables Trust 6.280% due 11/15/2027	2,722	2,723
Vibrant CLO Ltd.
7.235% due 06/20/2029 •	2,669	2,678
7.286% due 07/20/2032 •	12,125	12,134
7.336% due 07/20/2032 •	23,200	23,217

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

VMC Finance LLC
6.896% due 06/16/2036 •	6,000	5,963
7.246% due 06/16/2036 •	7,000	6,666
7.696% due 06/16/2036 •	3,000	2,835
Voya CLO Ltd. 7.040% due 10/15/2030 •	4,000	4,003
Wells Fargo Home Equity Asset-Backed Securities Trust 7.560% due 11/25/2035 •	12,824	12,314
Westlake Automobile Receivables Trust 3.340% due 06/15/2026	5,000	4,970
Whitehorse Ltd. 6.840% due 10/15/2031 •	18,179	18,197
Wind River CLO Ltd. 7.240% due 07/15/2031 •	13,250	13,276

Total Asset-Backed Securities (Cost $2,728,516)		2,592,515

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (h) 0.7%		65,830

U.S. TREASURY BILLS 0.3%
5.375% due 07/18/2024 - 09/26/2024 (d)(e)(k)(m)	28,296	28,051

Total Short-Term Instruments (Cost $93,881)		93,881

Total Investments in Securities (Cost $21,102,643)		20,210,936

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	3,384,445	32,927

Total Short-Term Instruments (Cost $32,921)		32,927

Total Investments in Affiliates (Cost $32,921)		32,927

Total Investments 209.4% (Cost $21,135,564)		$20,243,863
Financial Derivative Instruments (j)(l) 0.7%(Cost or Premiums, net $400,105)		69,664
Other Assets and Liabilities, net (110.1)%		(10,645,885)

Net Assets 100.0%		$9,667,642

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$1,237	$1,236	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$65,830	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(67,147)	$65,830	$65,844

Total Repurchase Agreements	$(67,147)	$65,830	$65,844

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

CIB	5.440%	06/13/2024	07/15/2024	$(160,535)	$(160,972)
5.440	06/28/2024	07/15/2024	(28,405)	(28,418)
FAR	5.430	06/13/2024	07/15/2024	(748,191)	(750,222)
5.460	06/24/2024	07/15/2024	(69,038)	(69,111)
5.480	06/28/2024	07/15/2024	(25,878)	(25,889)
IND	5.470	06/20/2024	07/15/2024	(243,682)	(244,090)
5.470	06/21/2024	07/15/2024	(11,782)	(11,800)
SBI	5.440	06/28/2024	07/15/2024	(219,995)	(220,095)

Total Reverse Repurchase Agreements	$(1,510,597)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BOS	5.480%	06/28/2024	07/01/2024	$(7,517)	$(7,521)

Total Sale-Buyback Transactions	$(7,521)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (42.0)%
Uniform Mortgage-Backed Security, TBA	1.500%	07/01/2039	$9,500	$(8,058)	$(8,124)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2039	74,350	(64,875)	(65,347)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Uniform Mortgage-Backed Security, TBA						2.000	08/01/2039	149,550	(132,889)	(131,575)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2054	42,750	(33,886)	(33,474)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2054	674,735	(555,853)	(551,622)
Uniform Mortgage-Backed Security, TBA						3.000	07/01/2039	29,425	(27,049)	(27,223)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2054	2,116,480	(1,818,354)	(1,802,315)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2054	640,710	(561,839)	(567,228)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2039	120,300	(116,108)	(115,677)
Uniform Mortgage-Backed Security, TBA						5.500	07/01/2054	259,860	(256,784)	(256,317)
Uniform Mortgage-Backed Security, TBA						6.000	07/01/2054	80,200	(80,316)	(80,435)
Uniform Mortgage-Backed Security, TBA						6.000	08/01/2054	417,170	(417,787)	(418,197)

Total Short Sales (42.0)%									$(4,073,798)	$(4,057,534)

(i)	Securities with an aggregate market value of $1,562,771 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(300,453) at a weighted average interest rate of 5.432%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2026	9,244	$2,219,253	$607		$0	$0
U.S. Treasury 5-Year Note September Futures				09/2024	100	10,658	71		0	(11)
U.S. Treasury 10-Year Note September Futures				09/2024	9,301	1,022,965	6,910		0	(2,470)

							$7,588		$0	$(2,481)

SHORT FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2025	9,244	$(2,198,801)	$4,171		$0	$(116)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	101	(12,660)	(142)		167	0

							$4,029		$167	$(116)

Total Futures Contracts							$11,617		$167	$(2,597)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.000%	Annual	12/21/2024	$1,864,400	$83,891	$(20,102)	$63,789	$530	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/02/2025	678,000	907	4,186	5,093	58	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	1,246,000	2,631	12,841	15,472	160	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	1,246,000	(1,271)	(8,015)	(9,286)	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	1,186,500	943	7,879	8,822	101	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	03/03/2025	905,300	333	24,430	24,763	302	0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	905,300	479	36,310	36,789	302	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	905,300	454	34,473	34,927	305	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	786,800	911	37	948	9	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	06/18/2025	428,500	664	(351)	313	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	2,349,375	11,061	19,165	30,226	184	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	22,000	178	134	312	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	126,500	(93)	2,753	2,660	21	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	28,950	575	(1,099)	(524)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	7,400	22	(506)	(484)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,800	0	58	58	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,500	0	111	111	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	1,900	0	28	28	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	700	(3)	14	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	41,300	155	468	623	70	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	187,800	(6,091)	5,477	(614)	313	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	04/10/2029	201,100	(711)	(1,253)	(1,964)	0	(352)
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029	183,400	3,998	4,804	8,802	335	0
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029	164,400	3,576	6,341	9,917	308	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	2,782,600	31,489	(73,077)	(41,588)	0	(5,260)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	71,000	(284)	119	(165)	0	(220)
Pay	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	70,000	(254)	266	12	0	(217)
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	28,400	(86)	329	243	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,500	0	48	48	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,700	0	118	118	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	3,200	0	101	101	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	3,200	0	97	97	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	5,600	0	167	167	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,900	0	113	113	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	7,100	0	203	203	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	7,100	0	203	203	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	3,200	0	91	91	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	3,200	0	87	87	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	2,100	0	52	52	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,600	0	39	39	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,600	0	61	61	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	4,500	0	106	106	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	3,400	0	79	79	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	2,100	0	45	45	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	2,100	0	45	45	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	2,100	0	45	45	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,400	0	29	29	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,100	0	44	44	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,200	0	45	45	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	2,100	0	42	42	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	15,600	(110)	(35)	(145)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	12,700	57	(379)	(322)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	71,700	1,506	80	1,586	251	0
Pay	1-Day USD-SOFR Compounded-OIS	3.959	Annual	04/08/2031	139,200	(432)	(358)	(790)	0	(496)
Pay	1-Day USD-SOFR Compounded-OIS	3.990	Annual	04/08/2031	59,700	(245)	15	(230)	0	(212)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	142,000	3,053	5,945	8,998	507	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031		143,500	3,003	4,669	7,672	514	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031		112,100	2,479	3,035	5,514	405	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031		27,100	573	855	1,428	98	0
Pay	1-Day USD-SOFR Compounded-OIS	3.916	Annual	06/10/2031		382,900	(2,851)	753	(2,098)	0	(1,421)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		679,300	(2,657)	12,902	10,245	2,449	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		650,600	8,861	(18,674)	(9,813)	0	(2,429)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,496,600	140,696	83,756	224,452	4,092	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		258,700	22,630	18,374	41,004	1,233	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034		267,500	1,792	9,981	11,773	1,564	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034		264,500	1,891	9,727	11,618	1,547	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034		91,900	666	3,352	4,018	538	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034		46,100	410	1,604	2,014	270	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034		211,000	1,834	7,307	9,141	1,241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034		122,500	992	4,268	5,260	722	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034		122,500	894	4,337	5,231	724	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		235,400	6,578	(2,495)	4,083	1,440	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		119,700	(279)	1,486	1,207	767	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		179,600	(5,317)	13,165	7,848	3,137	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	792	882	6	0
Receive(2)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		17,900	(369)	443	74	38	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	843	954	4	0

Total Swap Agreements							$319,330	$223,428	$542,758	$24,783	$(10,911)

(k)	Securities with an aggregate market value of $78,880 and cash of $37,567 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin asset of $167 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BPS		07/2024		GBP	38,224		$48,827		$509		$0
BRC		07/2024		CAD	13,544		9,920		20		0
CBK		08/2024			$1,124		GBP	889	0		0
FAR		07/2024		EUR	89,567		$97,552		1,630		0
MBC		07/2024		CAD	30,809		22,627		107		0
		07/2024			$32,415		CAD	44,381	26		0
		08/2024		CAD	44,351		$32,415		0		(27)
RBC		07/2024			$48,471		GBP	38,224	0		(153)
		08/2024		GBP	38,224		$48,480		152		0
SCX		07/2024			$97,882		EUR	91,359	0		(41)
		08/2024		EUR	91,359		$98,026		42		0
SSB		07/2024			1,792		1,921		2		0

Total Forward Foreign Currency Contracts									$2,488		$(221)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	5.500%	01/13/2025	333,000	$2,248	$422
BPS	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR		Receive	5.500	10/17/2025	186,000	372	167

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.483	11/25/2024	167,100	1,057	1,257
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.483	11/25/2024	167,100	1,057	791
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.348	12/06/2024	173,000	1,302	1,086
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/22/2025	83,000	759	691
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/17/2025	83,000	452	143
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/27/2024	332,400	1,388	356
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	09/25/2025	684,200	1,129	1,062
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	2,181
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	10/31/2024	181,400	152	304
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	498,000	585	95
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	09/02/2025	456,200	862	683
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	09/02/2025	456,200	347	194
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	11/03/2025	183,500	310	172
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	61,900	1,262	118
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	61,900	1,262	229
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2025	47,900	438	108
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	03/25/2025	166,200	3,357	2,300
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250	11/29/2024	238,500	5,698	2,517
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/03/2025	264,200	1,559	304
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	19,300	112	28
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	05/20/2025	205,200	5,930	4,110
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	381,500	768	46
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/10/2024	327,300	196	230
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	189,500	341	108
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	09/03/2024	889,200	445	799
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.660	09/03/2024	889,200	67	24
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	66,900	1,237	76
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	66,900	1,237	188
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	03/10/2025	103,900	704	263
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	05/29/2025	215,000	2,000	853
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/03/2025	83,300	500	511
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/10/2025	96,600	758	889
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/17/2025	391,000	2,542	1,370
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	472,000	755	283
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	08/23/2024	1,394,500	1,116	1,304
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/23/2024	1,394,500	244	82
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/28/2025	52,700	532	126
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	172,200	715	154
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/13/2025	258,500	1,396	327
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/16/2025	120,600	1,367	986
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	10/24/2024	425,000	353	124
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	214,000	351	178
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	590,600	650	150

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	03/25/2025	671,200	826	728
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	05/08/2025	338,000	57	17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	10/17/2025	391,000	766	350
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	12/03/2024	173,000	1,168	1,508
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.530	12/03/2024	173,000	1,168	780
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.372	12/05/2024	85,500	628	558
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.372	12/05/2024	85,500	628	552
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	03/21/2025	170,400	1,568	713
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.313	06/08/2026	173,000	3,553	3,877
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.313	06/08/2026	173,000	3,553	3,638
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.580	09/26/2024	198,500	3,342	52
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	09/26/2024	198,500	6,301	9,938
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/03/2025	153,300	724	176
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/30/2025	166,800	792	251
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/16/2025	58,100	590	475
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/22/2025	66,500	662	554
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/22/2025	169,600	2,103	1,019
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/17/2025	186,000	1,274	652
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	102,700	4,285	3,646
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	10/22/2025	202,000	374	184
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/18/2025	95,400	849	208
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/28/2025	120,800	1,176	288
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	03/03/2025	93,000	902	224
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/14/2025	93,100	577	159
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/14/2025	139,700	1,760	1,127
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/22/2025	202,000	1,242	719
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	11/03/2025	202,100	1,338	751

							$93,452	$61,533

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 2-Year Interest Rate Floor (2)	3.250%	1-Day USD-SOFR Compounded-OIS		01/26/2027	2,092,000	$25,104	$11,692
NGF	Put - OTC 2-Year Interest Rate Floor (2)	3.250	1-Day USD-SOFR Compounded-OIS		10/01/2027	880,000	21,120	7,477

							$46,224	$19,169

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		$98.109	08/06/2024		222,000	$590	$86
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.516	08/06/2024		152,500	310	95
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.094	08/06/2024		148,000	393	57
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.508	08/06/2024		78,000	155	48
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.656	08/06/2024		151,000	307	110

							$1,755	$396

Total Purchased Options							$141,431	$81,098

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.443%	08/06/2024	171,700	$(464)	$(133)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.550	08/06/2024	176,100	(590)	(74)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	01/13/2025	166,500	(1,249)	(93)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.500	09/02/2025	912,400	(1,049)	(722)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	03/25/2025	166,200	(1,886)	(1,060)
GLM	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Pay	5.330	09/03/2024	1,778,400	(267)	(342)
JPM	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	08/23/2024	2,789,000	(1,046)	(804)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.551	08/06/2024	117,500	(394)	(49)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	02/27/2025	390,200	(4,255)	(3,408)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.438	08/06/2024	113,000	(306)	(90)

$(11,506)	$(6,775)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 2-Year Interest Rate Floor (2)	2.110%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,497)	$(3,984)
Put - OTC 2-Year Interest Rate Floor (2)	2.680	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(6,928)
NGF	Put - OTC 2-Year Interest Rate Floor (2)	1.936	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(2,327)
Put - OTC 2-Year Interest Rate Floor (2)	2.593	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(4,272)

$(46,098)	$(17,511)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.281	07/08/2024	100,000	$(125)	$(125)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.297	07/08/2024	25,000	(31)	(30)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.266	07/08/2024	14,000	(29)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	9,000	(17)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	9,000	(28)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	19,500	(44)	(68)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	19,500	(37)	(25)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	95.781	07/08/2024	102,000	(207)	(97)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	14,000	(26)	(19)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	96.344	07/08/2024	25,000	(35)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	96.617	07/08/2024	5,500	(10)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	96.789	07/08/2024	18,000	(34)	(77)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	11,000	(36)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	98.109	07/08/2024	84,000	(236)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	98.215	07/08/2024	15,000	(37)	(2)

$(932)	$(541)

Total Written Options	$(58,536)	$(24,827)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$1,480	$(511)	$403	$0	$(108)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,730	(984)	763	0	(221)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	236	(66)	52	0	(14)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,361	(559)	419	0	(140)

Total Swap Agreements	$(2,120)	$1,637	$0	$(483)

(m)

Securities with an aggregate market value of $647 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,158	$0	$1,158
Corporate Bonds & Notes
Banking & Finance	0	7,089	0	7,089
Industrials	0	2,630	0	2,630
Municipal Bonds & Notes
Michigan	0	3,625	0	3,625
U.S. Government Agencies	0	13,875,955	0	13,875,955
U.S. Treasury Obligations	0	85,348	0	85,348
Non-Agency Mortgage-Backed Securities	0	3,365,690	183,045	3,548,735
Asset-Backed Securities	0	2,575,477	17,038	2,592,515
Short-Term Instruments
Repurchase Agreements	0	65,830	0	65,830
U.S. Treasury Bills	0	28,051	0	28,051

$0	$20,010,853	$200,083	$20,210,936
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,927	$0	$0	$32,927

Total Investments	$32,927	$20,010,853	$200,083	$20,243,863

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,057,534)	$0	$(4,057,534)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	24,950	0	24,950
Over the counter	0	83,586	0	83,586

$0	$108,536	$0	$108,536
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13,508)	0	(13,508)
Over the counter	(35)	(25,013)	(483)	(25,531)

$(35)	$(38,521)	$(483)	$(39,039)

Total Financial Derivative Instruments	$(35)	$70,015	$(483)	$69,497

Totals	$32,892	$16,023,334	$199,600	$16,255,826

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (2)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$60,916	$142,237	$(2,880)	$(3)	$(37)	$423	$895	$(18,506)	$183,045	$604
Asset-Backed Securities	24,024	3,699	(1,058)	4	17	(11)	435	(10,072)	17,038	40

	$84,940	$145,936	$(3,938)	$1	$(20)	$412	$1,330	$(28,578)	$200,083	$644
Financial Derivative Instruments - Liabilities
Over the counter	$(490)	$7	$(11)	$0	$54	$(43)	$0	$0	$(483)	$(6)

Totals	$84,450	$145,943	$(3,949)	$1	$34	$369	$1,330	$(28,578)	$199,600	$638

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$37,749	Discounted Cash Flow			Discount Rate			5.733 - 7.638	5.930
		3,122	Fair Valuation Of Odd Lot Positions			Adjustment factor			2.500	—
		142,174	Proxy Pricing			Base Price			100.078 - 100.219	100.096
Asset-Backed Securities		12,129	Discounted Cash Flow			Discount Rate			9.250 - 9.750	9.519
		1,209	Fair Valuation Of Odd Lot Positions			Adjustment factor			2.500	—
		3,700	Proxy pricing			Base Price			99.982	—
Financial Derivative Instruments - Liabilities
Over the counter		(483)	Indicative Market Quotation			Broker Quote			92.500 - 96.000	95.220

Total		$199,600

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 206.1% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 6.434% (US0003M + 0.860%) due 07/03/2033 ~	$82	$82

Total Corporate Bonds & Notes (Cost $69)		82

U.S. GOVERNMENT AGENCIES 176.6%
Fannie Mae
0.000% due 04/25/2043 - 10/25/2045 •	742	508
0.150% due 06/25/2044 •(a)	212	16
0.200% due 02/25/2043 •(a)	118	1
0.345% due 07/25/2044 ~(a)	44	2
0.350% due 01/25/2045 ~(a)	33	2
0.383% due 03/25/2045 ~(a)	101	5
0.500% due 07/25/2044 ~(a)	51	2
0.513% due 10/25/2046 ~(a)	14	1
0.526% due 04/25/2055 ~(a)	82	4
0.550% due 11/25/2049 •(a)	72	9
0.602% due 07/25/2052 ~(a)	46	2
0.612% due 08/25/2054 ~(a)	70	3
0.628% due 09/25/2045 ~(a)	37	2
0.687% due 08/25/2055 ~(a)	49	2
0.711% due 07/25/2045 ~(a)	174	8
0.819% due 08/25/2044 ~(a)	32	2
1.135% due 11/25/2035 •(a)	352	26
2.000% due 08/25/2042	547	454
2.349% due 01/25/2031 ~(a)	1,709	122
2.500% due 07/01/2046 - 12/01/2046	216	179
2.500% due 02/25/2051 (a)	585	96
2.944% due 07/25/2039	127	112
3.000% due 07/25/2045 - 02/01/2057	1,255	978
3.000% due 04/25/2046 (a)	108	12
3.500% due 03/25/2044 - 01/01/2057	1,843	1,666
3.500% due 04/25/2046 (a)	36	3
3.575% due 02/01/2026	500	486
3.602% due 08/25/2050 •	139	134
4.000% due 06/01/2033 - 11/25/2045	776	671
4.140% due 04/01/2028	156	152
4.385% due 04/01/2033	166	161
4.490% due 04/01/2033	200	196
4.500% due 09/01/2033 - 04/01/2059	1,534	1,438
4.590% due 06/01/2033	335	331
4.680% due 06/01/2030	1,480	1,466
4.700% due 04/01/2033	313	308
4.770% due 12/01/2029	90	89
5.175% due 02/01/2036 •	92	93
5.498% due 12/25/2036 •	320	312
5.558% due 03/25/2034 •	26	26
5.566% due 11/01/2048 •	127	130
5.570% due 06/25/2033 •	8	8
5.580% due 06/25/2032 •	36	35
5.588% due 08/25/2034 •	1	1
5.620% due 11/25/2032 •	11	11
5.645% due 01/01/2035 •	8	8
5.672% due 10/01/2035 •	1	1
5.675% due 09/01/2034 •	20	21
5.719% due 11/01/2034 •	3	3
5.750% due 12/25/2048 •	337	330
5.769% due 02/01/2035 •	12	13
5.785% due 03/01/2035 •	1	1
5.793% due 10/01/2035 •	9	9
5.795% due 12/01/2034 •	3	3
5.805% due 03/01/2035 •	3	3
5.810% due 06/01/2031	1,700	1,734
5.850% due 03/25/2049 •	228	224
5.900% due 07/25/2036 •	174	173
5.950% due 03/25/2032 - 11/25/2059 •	1,059	1,041
5.969% due 02/01/2035 •	7	8
5.987% due 09/01/2035 •	10	10
5.998% due 03/01/2035 •	3	3
6.030% due 11/01/2035 •	7	7
6.045% due 02/01/2035 •	5	5

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

6.081% due 05/25/2035 ~	25	26
6.110% due 04/25/2037 •	243	241
6.124% due 01/25/2051 •	2,911	2,912
6.205% due 02/01/2035 •	3	3
6.228% due 12/25/2050 •	894	920
6.260% due 10/01/2028 •	1	1
6.277% due 02/01/2042 •	24	24
6.290% due 02/01/2035 •	5	5
6.314% due 08/01/2042 - 10/01/2044 •	243	241
6.336% due 05/01/2038 •	172	177
6.340% due 10/01/2037 •	241	249
6.424% due 05/01/2035 •	24	24
6.425% due 04/01/2035 •	12	12
6.447% due 07/01/2035 •	4	4
6.450% due 04/25/2032 •	23	23
6.500% due 01/25/2032	12	12
6.500% due 04/25/2038 (a)	12	3
6.504% due 09/01/2041 •	33	34
6.546% due 04/01/2033 •	8	8
6.557% due 07/01/2035 •	15	15
6.618% due 01/01/2036 •	60	61
6.699% due 07/01/2035 •	10	10
6.755% due 10/01/2032 •	80	79
6.764% due 11/01/2035 •	11	11
6.765% due 08/01/2027 •	5	5
6.924% due 05/01/2035 •	15	15
7.171% due 05/01/2035 •	25	26
7.175% due 05/01/2035 •	2	2
7.199% due 01/01/2035 •	23	23
7.201% due 02/01/2035 •	4	4
7.331% due 01/01/2035 •	5	5
7.344% due 01/01/2035 •	6	6
7.364% due 01/01/2035 •	13	13
8.000% due 07/25/2034	195	207
Freddie Mac
0.000% due 05/15/2035 - 05/15/2041 •	425	358
0.000% due 10/15/2037 ~(a)	7	0
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	928	602
0.140% due 05/15/2037 ~(a)	11	1
0.199% due 10/15/2037 ~(a)	13	1
0.421% due 03/15/2037 ~(a)	13	1
0.442% due 11/15/2038 ~(a)	38	2
0.473% due 10/15/2041 ~(a)	27	1
0.487% due 08/15/2041 ~(a)	11	1
0.509% due 08/15/2036 ~(a)	18	1
0.556% due 02/15/2038 ~(a)	22	1
0.603% due 11/15/2036 ~(a)	36	2
0.614% due 06/15/2038 ~(a)	29	2
0.752% due 01/15/2043 •(a)	908	88
2.000% due 11/25/2050 (a)	410	54
2.500% due 01/15/2045 - 09/01/2046	332	285
2.500% due 03/15/2052 - 10/15/2052 (a)	3,744	577
3.000% due 10/01/2026 - 12/25/2046	3,748	3,079
3.050% due 03/01/2032	221	196
3.500% due 01/15/2043 - 08/15/2045 (a)	389	63
3.500% due 10/15/2044 - 12/01/2048	1,171	962
4.000% due 03/15/2042 - 05/15/2048	2,333	1,947
4.000% due 09/15/2045 - 04/15/2046 (a)	843	128
4.400% due 06/01/2030	82	80
4.500% due 04/01/2039 - 04/01/2044	262	254
5.000% due 09/01/2033 - 03/01/2049	1,046	1,035
5.500% due 11/01/2030 - 09/01/2039	667	661
5.500% due 10/15/2035 (a)	58	8
5.698% due 05/15/2035 •	15	14
5.793% due 10/15/2037 - 10/15/2040 •	1,826	1,837
5.898% due 12/15/2031 •	21	21
5.948% due 09/15/2030 - 06/15/2042 •	165	162
5.990% due 02/01/2035 •	1	1
5.992% due 01/01/2035 •	4	4
6.000% due 08/01/2026 - 05/01/2040	397	408
6.014% due 11/01/2036 •	60	62
6.239% due 02/01/2035 •	4	4
6.267% due 09/01/2034 •	74	76
6.338% due 11/01/2031 •	5	5
6.350% due 01/01/2034 •	2	2
6.353% due 02/25/2045 •	69	66
6.416% due 10/01/2039 •	170	175
6.446% due 05/01/2032 •	5	5
6.461% due 03/01/2035 •	1	1
6.499% due 02/01/2035 •	1	1
6.500% due 05/15/2028 - 03/15/2029	166	166
6.713% due 08/01/2036 •	4	4
6.977% due 06/01/2035 •	8	8
7.000% due 05/15/2037	407	428
7.017% due 04/01/2035 •	10	10
7.040% due 04/01/2035 •	5	5

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

7.520% due 09/01/2035 •	38	38
Ginnie Mae
0.000% due 12/20/2036 (b)(c)	95	89
0.000% due 06/20/2042 - 12/20/2045 ~(a)	363	12
0.000% due 08/20/2045 - 09/20/2045 •	223	145
2.000% due 03/20/2043	61	49
3.000% due 02/15/2043 - 11/20/2067	4,458	3,904
3.500% due 02/15/2042 - 07/20/2051	6,233	5,625
3.500% due 08/20/2042 (a)	220	24
3.500% due 02/20/2053 (g)	1,794	1,620
4.000% due 03/15/2045 - 04/20/2048	1,614	1,532
4.000% due 06/20/2045 (a)	318	47
4.070% due 01/15/2050	1,127	1,120
4.500% due 07/15/2039 - 02/20/2049	901	864
5.000% due 11/20/2034 - 12/20/2048	795	794
5.500% due 09/15/2033 - 12/15/2039	98	99
5.787% due 02/20/2068 •	10	10
5.867% due 05/20/2065 •	6	6
5.917% due 03/20/2061 •	11	11
5.983% due 02/20/2074 •	966	965
6.000% due 05/20/2042	23	24
6.077% due 01/20/2065 •	32	32
6.123% due 04/20/2074 •	499	501
6.157% due 09/20/2063 •	68	68
6.187% due 09/20/2065 •	401	401
6.233% due 01/20/2074 •	1,011	1,014
6.263% due 01/20/2074 •	2,007	2,021
6.333% due 12/20/2073 •	1,499	1,513
6.437% due 04/20/2063 - 08/20/2063 •	659	663
6.487% due 07/20/2070 - 08/20/2070 •	2,468	2,509
6.500% due 03/15/2026 - 08/15/2038	226	233
6.687% due 10/20/2070 •	682	692
6.737% due 09/20/2063 •	42	42
Ginnie Mae, TBA
2.500% due 08/01/2054	10,150	8,541
3.000% due 08/01/2054	8,450	7,367
3.500% due 08/01/2054	2,800	2,516
4.000% due 07/01/2054 - 08/15/2054	4,350	4,025
4.500% due 08/01/2054	1,250	1,189
5.000% due 08/01/2054	4,500	4,383
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,044	1,815
2.500% due 06/01/2028 - 04/01/2052	5,186	4,345
2.500% due 04/01/2051 - 08/01/2051 (g)	4,651	3,858
3.000% due 10/01/2026 - 04/01/2052	10,276	9,102
3.000% due 03/01/2050 - 07/01/2051 (g)	6,294	5,427
3.500% due 12/01/2033 - 04/01/2050	7,813	7,086
3.500% due 07/01/2043 - 08/01/2043 (g)	4,955	4,528
4.000% due 07/01/2033 - 06/01/2049	7,983	7,522
4.500% due 07/01/2039 - 08/01/2053	4,847	4,644
4.500% due 07/01/2043 - 08/01/2053 (g)	8,897	8,493
5.000% due 02/01/2053 - 08/01/2053	4,223	4,117
5.500% due 08/01/2024 - 11/01/2039	228	229
6.000% due 10/01/2032 - 06/01/2053	900	916
6.500% due 11/01/2028 - 02/01/2054	1,133	1,158
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2054	900	671
2.000% due 08/01/2039 - 08/01/2054	27,700	21,738
2.500% due 07/01/2039	850	768
3.500% due 07/01/2039 - 07/01/2054	500	473
4.500% due 08/01/2039 - 08/01/2054	6,500	6,218
5.000% due 08/01/2054	22,100	21,358
5.500% due 08/01/2054	7,500	7,397
6.000% due 07/01/2054 - 08/01/2054	6,600	6,619
6.500% due 07/01/2054 - 08/01/2054	28,000	28,483

Total U.S. Government Agencies (Cost $256,404)		244,771

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (g)	2,688	2,661
0.250% due 01/15/2025 (g)	3,971	3,889
2.375% due 01/15/2025	499	495

Total U.S. Treasury Obligations (Cost $7,066)		7,045

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	475	473
Banc of America Funding Trust
5.020% due 01/20/2047 ~	91	76
6.033% due 05/20/2035 •	19	17
Banc of America Mortgage Trust 5.750% due 07/20/2032 «~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.740% due 01/25/2035 •	4	3

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Citigroup Mortgage Loan Trust
6.260% due 08/25/2035 •	108	101
6.500% due 06/25/2054 ~	195	197
Commercial Mortgage Trust 6.743% due 12/15/2038 •	1,439	1,370
Countrywide Alternative Loan Trust
5.653% due 07/20/2046 •	34	27
5.733% due 09/20/2046 •	277	206
5.878% due 05/25/2035 •	173	154
5.960% due 09/25/2046 •	410	304
5.960% due 10/25/2046 «•	36	25
6.140% due 10/25/2046 •	275	199
Countrywide Home Loan Mortgage Pass-Through Trust
3.771% due 04/25/2035 ~	221	165
6.009% due 06/19/2031 «~	16	15
6.040% due 04/25/2035 «•	41	36
6.140% due 03/25/2036 «•	1	0
6.160% due 02/25/2036 «•	1	0
6.380% due 09/25/2034 «•	43	35
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.500% due 07/25/2056 ~	153	122
Freddie Mac Multifamily Structured Pass Through Certificates 4.660% due 01/25/2031	600	592
GreenPoint Mortgage Funding Trust
5.860% due 10/25/2046 •	119	108
5.860% due 12/25/2046 •	163	152
6.000% due 04/25/2036 •	33	31
6.100% due 09/25/2046 •	353	277
6.140% due 10/25/2046 •	339	246
GS Mortgage Securities Corp. Trust 6.526% due 07/15/2031 •	1,100	912
GSR Mortgage Loan Trust 5.980% due 08/25/2046 •	173	41
HarborView Mortgage Loan Trust 5.933% due 03/19/2036 •	19	17
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	750	736
IndyMac INDX Mortgage Loan Trust
3.949% due 08/25/2036 ~	1,266	1,041
5.860% due 06/25/2046 •	47	36
5.860% due 11/25/2046 •	111	99
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	798	662
3.000% due 04/25/2052 ~	774	646
6.360% due 11/25/2049 •	50	48
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	423	390
3.508% due 11/24/2042 «•	468	441
4.250% due 09/29/2046 «	776	724
Lehman XS Trust 6.100% due 11/25/2046 •	344	260
MASTR Adjustable Rate Mortgages Trust
6.060% due 05/25/2047 «•	1	1
6.140% due 05/25/2047 •	450	327
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •	960	100
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.143% due 11/15/2031 •	11	10
MFA Trust 1.381% due 04/25/2065 ~	169	157
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	408	382
OBX Trust 3.000% due 01/25/2052 ~	354	294
Residential Accredit Loans, Inc. Trust
4.233% due 08/25/2035 ~	147	56
5.860% due 12/25/2046 •	86	74
5.920% due 05/25/2037 «•	17	14
6.000% due 05/25/2046 •	64	49
Sequoia Mortgage Trust
6.153% due 10/19/2026 «•	10	9
6.213% due 10/20/2027 «•	2	1
Structured Asset Mortgage Investments Trust 6.113% due 09/19/2032 •	3	3
Thornburg Mortgage Securities Trust 5.404% due 10/25/2046 •	31	29
Towd Point Mortgage Trust 6.460% due 05/25/2058 •	155	159
WaMu Mortgage Pass-Through Certificates Trust
6.460% due 07/25/2044 «•	33	30
6.510% due 12/25/2045 •	257	212

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 5.873% due 12/25/2046 •	104	79

Total Non-Agency Mortgage-Backed Securities (Cost $14,306)		12,971

ASSET-BACKED SECURITIES 13.8%
Aegis Asset-Backed Securities Trust 6.160% due 03/25/2035 •	210	202
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •	3	3
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •	400	402
Apex Credit CLO Ltd. 7.122% due 04/20/2036 •	500	501
Arbor Realty Commercial Real Estate Notes Ltd. 6.793% due 11/15/2036 •	1,400	1,399
Ares CLO Ltd. 6.637% due 04/17/2033 •	500	501
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •	7,800	7,827
Centex Home Equity Loan Trust 5.760% due 01/25/2032 «•	6	6
Citigroup Mortgage Loan Trust 5.780% due 12/25/2036 •	545	294
Countrywide Asset-Backed Certificates Trust
5.740% due 04/25/2047 •	72	69
5.960% due 03/25/2037 •	80	77
Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •	500	502
EMC Mortgage Loan Trust 6.960% due 08/25/2040 «•	27	26
Generate CLO Ltd. 7.155% due 10/20/2036 •	500	501
GSAA Home Equity Trust 6.060% due 03/25/2037 •	178	68
GSAMP Trust
5.600% due 12/25/2036 •	791	403
5.720% due 12/25/2046 •	394	203
Home Equity Asset Trust 6.060% due 11/25/2032 «•	3	2
HSI Asset Securitization Corp. Trust 5.600% due 01/25/2037 •	274	201
KKR CLO Ltd. 6.757% due 02/09/2035 •	500	499
Marathon CLO Ltd. 6.705% due 01/20/2033 •	300	300
Morgan Stanley ABS Capital, Inc. Trust 5.530% due 10/25/2036 •	399	212
Morgan Stanley Mortgage Loan Trust 6.180% due 04/25/2037 •	492	130
Palmer Square CLO Ltd. 6.645% due 04/20/2035 •	150	150
PRET LLC
1.744% due 07/25/2051 þ	1,930	1,882
3.721% due 07/25/2051 þ	823	810
Residential Asset Securities Corp. Trust 5.710% due 11/25/2036 •	548	476
Saxon Asset Securities Trust 7.210% due 12/25/2037 •	161	136
Securitized Asset-Backed Receivables LLC Trust 6.105% due 01/25/2035 «•	37	37
Sycamore Tree CLO Ltd. 7.005% due 01/20/2037 •	300	301
TCW CLO Ltd. 6.926% due 01/16/2037 •	500	501
Trinitas CLO Ltd. 6.694% due 04/25/2033 •	500	502
United National Home Loan Owner Trust 6.910% due 03/25/2025 «þ	3	4

Total Asset-Backed Securities (Cost $19,652)		19,127

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (f) 1.2%		1,682

U.S. TREASURY BILLS 0.0%
5.357% due 07/30/2024 (c)(d)	17	17

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $1,699)		1,699

Total Investments in Securities (Cost $299,196)		285,695

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	94,966	924

Total Short-Term Instruments (Cost $924)		924

Total Investments in Affiliates (Cost $924)		924

Total Investments 206.8% (Cost $300,120)		$286,619
Financial Derivative Instruments (h)(i) 0.3%(Cost or Premiums, net $449)		377
Other Assets and Liabilities, net (107.1)%		(148,401)

Net Assets 100.0%		$138,595

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Zero coupon security.
(d)							Coupon represents a yield to maturity.
(e)							Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.370%	06/26/2024	07/03/2024	$1,682	U.S. Treasury Notes 1.375% due 12/31/2028		$(1,669)	$1,682	$1,683

Total Repurchase Agreements							$(1,669)	$1,682	$1,683

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOM				5.490%	06/25/2024	07/08/2024	$(1,571)		$(1,573)
BOS				5.460	06/13/2024	07/15/2024	(787)		(789)
DEU				5.430	06/13/2024	07/11/2024	(4,966)		(4,979)
				5.450	06/13/2024	07/15/2024	(20,522)		(20,578)

Total Reverse Repurchase Agreements									$(27,919)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (28.1)%
Ginnie Mae, TBA					2.000%	07/01/2054	$1,400	$(1,121)	$(1,133)
Uniform Mortgage-Backed Security, TBA					1.500	07/01/2039	5,000	(4,241)	(4,276)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2054	400	(331)	(327)
Uniform Mortgage-Backed Security, TBA					3.000	07/01/2039	500	(460)	(462)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2054	6,355	(5,458)	(5,412)
Uniform Mortgage-Backed Security, TBA					3.500	08/01/2054	16,200	(14,205)	(14,342)
Uniform Mortgage-Backed Security, TBA					4.000	07/01/2039	1,200	(1,150)	(1,154)
Uniform Mortgage-Backed Security, TBA					4.000	08/01/2054	6,350	(5,867)	(5,814)
Uniform Mortgage-Backed Security, TBA					5.500	07/01/2054	3,000	(2,974)	(2,959)
Uniform Mortgage-Backed Security, TBA					6.500	07/01/2054	3,000	(3,061)	(3,054)

	Total U.S. Government Agencies							(38,868)	(38,933)

U.S. Treasury Obligations (1.2)%
U.S. Treasury Notes					1.375%	12/31/2028	1,900	(1,636)	(1,669)

Total Short Sales (29.3)%								$(40,504)	$(40,602)

(g)							Securities with an aggregate market value of $28,495 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(5,737) at a weighted average interest rate of 5.435%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract June Futures				09/2024	69	$16,328	$(31)		$0	$0
U.S. Treasury 5-Year Note September Futures				09/2024	50	5,329	23		0	(5)
U.S. Treasury 10-Year Note September Futures				09/2024	293	32,225	283		0	(78)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	24	2,725	18		0	(12)

							$293		$0	$(95)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract September Futures				12/2024	140	$(33,198)	$124		$0	$(2)
U.S. Treasury 2-Year Note September Futures				09/2024	11	(2,246)	(7)		1	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	8	(1,003)	(6)		13	0

							$111		$14	$(2)

Total Futures Contracts							$404		$14	$(97)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$11,500	$15	$71	$86	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	21,000	44	217	261	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	21,000	(21)	(136)	(157)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	20,000	16	133	149	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	11,600	6	465	471	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	16,300	8	619	627	5	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	4,200	5	0	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	06/18/2025	5,500	8	(4)	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	225	1	2	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	32,800	(375)	968	593	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	6,500	(99)	254	155	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	500	2	6	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	04/10/2029	3,100	(11)	(20)	(31)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	700	(3)	(27)	(30)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	350	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	700	(3)	0	(3)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	2,100	(12)	4	(8)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	2,000	(8)	2	(6)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	1,000	(4)	2	(2)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	2,600	(13)	9	(4)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	4,200	21	(22)	(1)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	300	(1)	4	3	0	(1)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	2,500	(18)	(5)	(23)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	3,000	(20)	23	3	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	1,000	(7)	9	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	11,200	(59)	482	423	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	1,550	63	(7)	56	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	2,900	13	(86)	(73)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	700	15	0	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.959	Annual	04/08/2031	1,800	(6)	(4)	(10)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.990	Annual	04/08/2031	750	(3)	0	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	1,700	37	71	108	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	1,500	31	49	80	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	1,300	29	35	64	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.916	Annual	06/10/2031	5,100	(38)	10	(28)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	2,400	38	(2)	36	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	9,700	(103)	531	428	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034	5,000	33	187	220	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034	5,000	36	184	220	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034	4,100	30	149	179	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034	2,000	16	70	86	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034	2,000	15	70	85	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	5,400	186	(92)	94	33	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	1,700	(4)	21	17	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	2,400	148	73	221	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	800	49	(15)	34	14	0

Total Swap Agreements						$56	$4,290	$4,346	$327	$(95)

Cash of $3,598 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	5.500%	10/17/2025	2,000	$4	$2
	Call - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	3.483	11/25/2024	2,500	16	19
	Put - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	4.483	11/25/2024	2,500	16	12
	Call - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	3.348	12/06/2024	1,500	11	9
CBK	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	5.000	09/25/2025	10,500	17	16
DUB	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	4.750	10/31/2024	2,900	2	5
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	5.500	12/16/2024	6,000	7	1
	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	5.500	11/03/2025	1,900	3	2
	Call - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	3.500	08/19/2024	400	8	1
	Put - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	4.200	08/19/2024	400	8	1
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	4.250	11/29/2024	2,800	67	30

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	4,600	27	7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	4,300	9	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	2,000	4	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	400	7	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	400	7	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	03/10/2025	1,600	11	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/17/2025	4,000	26	14
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	5,000	8	3
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	08/23/2024	21,700	17	20
	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/23/2024	21,700	4	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	10/24/2024	5,000	4	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	2,800	5	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	10,900	12	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	03/25/2025	10,300	13	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	10/17/2025	4,000	8	4
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	12/03/2024	1,500	10	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.530	12/03/2024	1,500	10	7
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.372	12/05/2024	1,000	7	6
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.372	12/05/2024	1,000	7	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.313	06/08/2026	1,500	31	34
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.313	06/08/2026	1,500	31	32
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/17/2025	2,000	14	7
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	10/22/2025	2,000	4	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	10/22/2025	2,000	12	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	6.000	11/03/2025	2,100	14	8

							$461	$293

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		$98.109	08/06/2024		2,500	$7	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.516	08/06/2024		2,000	4	1
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.094	08/06/2024		2,000	5	1
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.508	08/06/2024		1,000	2	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2054		98.656	08/06/2024		2,000	4	1

							$22	$5

Total Purchased Options							$483	$298

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.443%	08/06/2024	2,200	$(6)	$(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.550	08/06/2024	2,000	(7)	(1)
JPM	Put - OTC 6-Month Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	08/23/2024	43,400	(16)	(12)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.551	08/06/2024	1,600	(5)	(1)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.438	08/06/2024	1,500	(4)	(1)

$(38)	$(17)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	2,500	$(5)	$(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	2,000	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	2,000	(6)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	3,000	(7)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	3,000	(6)	(4)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	95.781	07/08/2024	1,000	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	2,500	(5)	(3)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	4,000	(11)	(29)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	2,000	(6)	(1)

$(52)	$(53)

Total Written Options	$(90)	$(70)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$82	$0	$82
U.S. Government Agencies	0	244,771	0	244,771
U.S. Treasury Obligations	0	7,045	0	7,045
Non-Agency Mortgage-Backed Securities	0	11,249	1,722	12,971
Asset-Backed Securities	0	19,052	75	19,127
Short-Term Instruments
Repurchase Agreements	0	1,682	0	1,682
U.S. Treasury Bills	0	17	0	17

$0	$283,898	$1,797	$285,695
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$924	$0	$0	$924

Total Investments	$924	$283,898	$1,797	$286,619

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(38,933)	0	(38,933)
U.S. Treasury Obligations	0	(1,669)	0	(1,669)

$0	$(40,602)	$0	$(40,602)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	341	0	341
Over the counter	0	298	0	298

$0	$639	$0	$639
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(192)	0	(192)
Over the counter	0	(70)	0	(70)

$0	$(262)	$0	$(262)

Total Financial Derivative Instruments	$0	$377	$0	$377

Totals	$924	$243,673	$1,797	$246,394

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,803	$1	$(84)	$0	$(2)	$4	$0	$0	$1,722	$0
Asset-Backed Securities	78	0	(4)	0	1	0	0	0	75	(2)

Totals	$1,881	$1	$(88)	$0	$(1)	$4	$0	$0	$1,797	$(2)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$1,555	Discounted Cash Flow			Discount Rate			5.733 – 6.608	5.860
		167	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.5000	—
Asset-Backed Securities		75	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.5000	—

Total		$1,797

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.6% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$4,800	$4,779

INDUSTRIALS 0.3%
Adventist Health System 3.630% due 03/01/2049	5,000	3,559
CommonSpirit Health 4.187% due 10/01/2049	7,000	5,609

		9,168

Total Corporate Bonds & Notes (Cost $13,777)		13,947

MUNICIPAL BONDS & NOTES 87.8%
ALABAMA 2.7%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.000% due 09/15/2033	550	555
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.230% (MUNIPSA) due 10/01/2052 ~	3,500	3,452
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	2,750	2,903
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,653
5.500% due 10/01/2054	9,700	10,630
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,000	3,298
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	8,700	9,313
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.250% due 10/01/2040	3,750	4,167
5.250% due 10/01/2044	4,000	4,387
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	2,710	2,794
5.000% due 09/01/2046	1,000	1,085
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	8,200	8,649
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	10,096
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,169

		78,151

ALASKA 0.3%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	8,049

ARIZONA 1.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	225
5.000% due 01/01/2043	6,285	4,201
5.000% due 01/01/2054	8,000	4,889
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	14,200	14,296
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	4,940
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,449
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,251
5.000% due 07/01/2049	11,905	12,512

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2048	3,500	3,833

		48,596

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	5,000	5,492

CALIFORNIA 8.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (e)	5,000	2,853
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.550% due 04/01/2055	10,860	10,860
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.375% due 07/01/2049	5,250	5,192
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,400	3,605
5.250% due 11/01/2054	3,000	3,207
5.500% due 10/01/2054	3,500	3,829
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	4,700	5,023
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	545	546
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	3,500	3,519
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,768
4.000% due 06/01/2050	2,500	2,419
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2039	5,000	5,479
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	9,600	9,598
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	20,500	20,479
California Housing Finance Revenue Notes, Series 2024 5.870% due 04/01/2029	15,000	15,030
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.950% due 01/01/2050	22,000	22,005
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,909
5.000% due 01/01/2056	1,250	1,182
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,100	2,124
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	2,000	2,032
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	2,023
4.000% due 09/01/2050 (f)	1,030	872
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,387
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,877
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	3,000	2,917
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	6,800	7,200
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	5,475	4,821
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,750	2,315
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056	2,350	1,780
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	84,700	9,454
3.850% due 06/01/2050	5,140	4,824
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,073
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	900	848
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,190
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,603
Los Angeles Department of Airports, California Revenue Bonds, Series 2023 5.000% due 05/15/2037	1,000	1,103
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	3,500	4,133
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	11,150	11,082
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	5,000	1,743
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,008

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2039	1,500	1,505
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	1,050	1,079
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	6,385	6,920
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	20,250	21,524
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	5,000	4,876

		232,816

COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	5,000	4,880
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.500% due 12/01/2054	5,750	6,496
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,195	8,028
4.000% due 08/01/2044	4,915	4,788
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.430% (MUNIPSA) due 05/15/2061 ~	7,250	7,215
5.250% due 11/01/2039	2,000	2,226
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	7,500	7,601
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	6,500	6,953
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	3,600	3,476
5.000% due 11/15/2047	3,275	3,561
5.000% due 11/15/2053	4,905	5,079
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	7,000	7,066
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,367
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.928% (SOFRRATE) due 09/01/2039 ~	3,500	3,499
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,501
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,280

		82,016

CONNECTICUT 0.6%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2031	3,500	3,859
Connecticut State General Obligation Bonds, Series 2018 4.000% due 06/15/2037	1,875	1,881
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,002
5.000% due 04/15/2035	6,300	6,796
University of Connecticut Revenue Bonds, Series 2023 5.250% due 11/15/2048	1,710	1,908

		16,446

DELAWARE 0.3%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	878
3.401% due 12/01/2039	8,000	6,974
7.120% due 12/01/2039	1,415	1,346
7.650% due 12/01/2039	180	179

		9,377

DISTRICT OF COLUMBIA 1.0%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.250% due 10/01/2053	4,000	4,259
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039 (b)	2,500	2,685
5.000% due 10/01/2040 (b)	1,750	1,875
5.250% due 10/01/2041 (b)	2,000	2,204
5.250% due 10/01/2045 (b)	4,375	4,742
5.250% due 10/01/2046 (b)	4,000	4,323
5.500% due 10/01/2054 (b)	2,000	2,193
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,767
5.000% due 07/15/2048	5,025	5,467

		29,515

FLORIDA 4.4%
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2053	1,500	1,467

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,258
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,250	1,312
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,500	1,599
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	5,000	4,821
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,902
Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	3,500	3,672
5.500% due 07/01/2053	6,500	6,779
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,162
5.000% due 10/01/2036	5,235	5,640
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,139
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	7,000	7,685
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	5,000	5,483
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	5,000	5,565
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016 5.125% due 05/01/2046	5,000	5,016
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	5,000	4,804
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,645	1,674
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019 5.000% due 10/01/2049	4,275	4,372
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,984
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,408
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	1,300	1,273
5.250% due 10/01/2054	10,000	11,046
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,785
5.250% due 10/01/2052	5,000	5,287
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2041	1,000	1,093
Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	10,000	11,514
5.000% due 08/01/2034	9,005	10,498
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (d)	1,200	929
0.000% due 10/01/2033 (d)	1,680	1,145
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,101
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (d)	750	469
0.000% due 09/01/2036 (d)	800	478
0.000% due 09/01/2037 (d)	800	455
0.000% due 09/01/2038 (d)	1,000	539
4.000% due 07/01/2039	1,200	1,199
Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	1,200	970

		124,523

GEORGIA 3.2%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,270	1,328
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,082
5.000% due 07/01/2037	500	538
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,943
4.125% due 11/01/2045	1,000	913
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2048	10,000	10,648
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,098
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	6,750	7,157
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	7,000	7,031
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,288
5.000% due 12/01/2053	11,700	12,515
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	6,000	6,375

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	6,000	6,008
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	882
5.000% due 01/01/2038	1,500	1,552
5.000% due 01/01/2049	10,000	10,263
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,000	2,099
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021 4.000% due 01/01/2046	345	318
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,940
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	4,500	4,761
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2030	165	174

		91,913

ILLINOIS 5.3%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,975
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2037	3,500	3,800
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2042	1,470	1,615
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	5,156
5.250% due 01/01/2053	5,000	5,245
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	7,500	7,516
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	4,500	4,678
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,718
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	1,530	1,627
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,270
5.000% due 02/15/2029	4,500	4,661
Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(c)	2,800	2,527
5.000% due 11/01/2049 ^(c)	2,500	1,887
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	4,887
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	3,408
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2034	3,500	3,502
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	909
5.000% due 10/01/2033	1,610	1,692
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,356
4.000% due 10/01/2035	8,000	8,007
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2035	19,000	21,224
5.000% due 05/01/2039	5,000	5,514
5.000% due 05/01/2040	6,000	6,576
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	3,873
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	5,000	5,170
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	3,000	3,194
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,690
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	1,000	922
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	4,280	4,311
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,340	2,490
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	4,500	2,562
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	14,490
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,318
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,314
5.000% due 01/01/2037	1,150	1,204

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2030	2,250	2,438

		151,726

INDIANA 2.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	15,835	15,914
Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	2,004
4.200% due 05/01/2034	2,000	2,001
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,385	4,114
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	5,595	3,659
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2036	2,200	2,527
Indiana University Revenue Notes, Series 2024 5.000% due 06/01/2034	8,600	10,054
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,388
6.000% due 03/01/2053	5,000	5,497
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	1,995
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	990
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	1,995
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	10,500	10,523

		63,661

IOWA 0.6%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,341
5.000% due 12/01/2050	1,700	1,797
Iowa Finance Authority Revenue Notes, Series 2024 5.000% due 08/01/2034	7,000	8,181

		17,319

KENTUCKY 0.4%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,319
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,006
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	7,000	7,042
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2049	2,500	2,715

		12,082

LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2041	1,500	1,640
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	370	370
2.375% due 06/01/2037	4,015	3,889

		5,899

MAINE 0.3%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,486
4.000% due 12/01/2034	1,580	1,533
4.000% due 12/01/2035	1,395	1,345
4.000% due 12/01/2036	1,460	1,398
4.250% due 12/01/2037	1,440	1,399
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2032	1,670	1,761

		8,922

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	4,500	3,387

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	5,000	5,721

		9,108

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,005
Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,355
5.250% due 10/01/2047	9,000	9,942
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	5,000	5,398
5.000% due 10/01/2053	16,000	17,230
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,520
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.480% (MUNIPSA) due 07/01/2049 ~	1,000	997
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	1,500	1,458
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2035	1,350	1,480

		46,385

MICHIGAN 2.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	3,270	3,484
Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024 5.000% due 07/01/2048	5,000	5,241
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	12,700	10,006
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2033	800	876
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.328% (TSFR3M) due 07/01/2032 ~	3,750	3,582
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,434
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	3,000	3,302
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	1,500	1,538
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (d)	26,500	2,844
5.000% due 06/01/2040	2,500	2,607
Michigan Finance Authority Revenue Bonds, Series 2024 4.375% due 02/28/2054	3,225	3,187
Michigan State Building Authority Revenue Bonds, Series 2023 4.000% due 10/15/2047	2,185	2,109
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2046	5,320	5,182
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	12,000	13,230
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625	1,829
5.250% due 12/01/2036	1,710	1,918
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,342
5.000% due 12/01/2032	1,405	1,532

		65,243

MINNESOTA 0.8%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2035	1,350	1,463
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,163
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2047	8,500	9,313
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055 (b)	10,000	11,269

		23,208

MISSOURI 0.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,453
4.000% due 02/15/2049	1,000	963
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2032	4,630	4,848

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,281

		11,545

MULTI-STATE 1.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	16,367	16,056
4.141% due 01/25/2040	9,906	9,708
4.549% due 08/25/2040	19,242	19,404
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 2.875% due 07/25/2036 (f)	1,921	1,727

		46,895

NEBRASKA 0.3%
Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	967
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2043 (b)	3,500	3,878
5.000% due 02/01/2044 (b)	3,750	4,142

		8,987

NEVADA 0.5%
Nevada Department of Business & Industry State Revenue Bonds, Series 2001 4.150% due 12/01/2026	1,300	1,301
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	10,000	10,398
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2048	1,000	956
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,506

		15,161

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,920	3,728
3.875% due 01/20/2038	9,899	9,333
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.594% due 08/20/2039 (a)	14,900	629
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055 (b)	10,000	11,288

		24,978

NEW JERSEY 1.8%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,031
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,750	3,753
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	335	340
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	998
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,005
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	4,550	3,308
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	2,010
4.000% due 06/15/2050	1,000	954
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2035	3,250	3,324
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2038	5,000	5,567
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,309
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,178
New Jersey Turnpike Authority Revenue Bonds, Series 2024
4.125% due 01/01/2054	5,000	4,977
5.250% due 01/01/2049	3,200	3,530
5.250% due 01/01/2054	5,000	5,516
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,800	2,805
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,494

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 06/01/2046	3,455	3,488

		52,587

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,000	7,106
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	4,350	4,382

		11,488

NEW YORK 13.8%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	4,087
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,255	2,937
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.563% due 04/25/2042 ~	6,300	6,599
4.617% due 08/25/2041 ~	12,594	12,893
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	12,094	12,476
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,561
Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	5,000	5,415
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	3,600	3,644
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,742
New York City Housing Development Corp., New York Revenue Bonds, Series 2024 4.750% due 11/01/2054	3,700	3,730
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 4.237% due 03/01/2026	2,000	1,985
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	5,186
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	8,032
4.900% due 11/01/2044	20,000	20,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	6,375	6,280
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.900% due 06/15/2050	17,750	17,750
New York City, New York General Obligation Bonds, Series 2012 4.900% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 4.900% due 12/01/2047	15,000	15,000
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054	5,750	6,352
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.250% due 06/15/2052	1,250	1,370
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2047	5,000	5,549
5.250% due 06/15/2048	5,425	6,032
5.250% due 06/15/2053	7,100	7,842
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.250% due 06/15/2054	6,100	6,760
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	8,250	8,127
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	5,000	5,512
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,735
5.250% due 05/01/2048	4,000	4,442
5.250% due 05/01/2050	2,000	2,217
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	4,750	5,216
5.250% due 02/01/2053	2,000	2,215
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	7,007
5.375% due 11/15/2040	8,005	8,027
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2048	7,500	8,194
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	6,470
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2041	5,350	5,284
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,895	3,048
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,025
4.000% due 02/15/2047	3,710	3,635
5.000% due 07/01/2050	3,500	3,732
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 03/15/2039	2,000	2,006

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2024 5.250% due 03/15/2052	8,000	8,851
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	2,600	2,444
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	5,000	5,391
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2039	2,875	3,029
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,380
5.000% due 03/15/2044	2,500	2,687
New York State Urban Development Corp. Revenue Bonds, Series 2023
4.000% due 03/15/2051	8,550	8,288
5.000% due 03/15/2043	10,000	11,143
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	8,550	8,854
5.500% due 06/30/2043	2,250	2,442
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	3,000	3,097
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,900	5,900
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	800	827
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,634
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	12,300	13,911
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.000% due 06/30/2060	16,500	16,683
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,495	8,519
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,195	1,183
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,453
5.000% due 12/01/2038	1,400	1,521
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	3,295	3,084
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	3,020	3,009
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,073
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	7,300	8,097
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,580

		393,194

NORTH CAROLINA 1.2%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	3,650	3,654
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	3,600	4,001
North Carolina Medical Care Commission Revenue Bonds, Series 2004 3.950% due 11/01/2034	25,580	25,580

		33,235

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2053	2,250	2,329

OHIO 1.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	88,000	8,256
4.000% due 06/01/2048	7,570	6,987
5.000% due 06/01/2036	2,000	2,136
5.000% due 06/01/2055	2,500	2,308
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	3,300	3,302
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	7,178
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	4,050
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,169
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	14,275	13,348

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	952

		52,686

OKLAHOMA 0.8%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2040 (b)	2,750	3,096
5.000% due 06/01/2042 (b)	6,425	7,136
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,605	2,680
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,750	1,652
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	730
5.000% due 08/01/2029	755	775
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	6,300	6,959

		23,028

OREGON 0.6%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,409
Crook County, Oregon General Obligation Bonds, Series 2022 5.000% due 12/01/2046 (e)	2,000	1,801
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	985
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2036 (d)	1,500	931
Port of Portland, Oregon Airport Revenue Bonds, Series 2022 4.000% due 07/01/2047	4,290	4,066
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,500	8,054

		17,246

PENNSYLVANIA 3.1%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	455	503
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,551
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	7,500	7,549
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	9,750	9,214
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	6,205	6,432
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.980% (MUNIPSA) due 08/15/2038 ~(f)	3,145	3,122
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,028
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	4,600	4,758
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,502
5.250% due 06/30/2053	4,560	4,740
5.500% due 06/30/2037	1,850	2,055
5.500% due 06/30/2038	2,000	2,208
5.500% due 06/30/2039	5,500	6,048
6.000% due 06/30/2061	7,000	7,688
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,509
4.000% due 01/01/2030	800	785
4.000% due 01/01/2031	800	784
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,502
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	2,500	2,699
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 10/01/2054	3,900	4,235
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,500	2,366
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,500	2,397
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2043	2,000	1,980
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,394
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2042	3,000	3,270
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,117
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,431

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 07/01/2030	700	718

		88,585

PUERTO RICO 3.8%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	21,430	13,153
0.000% due 11/01/2051	38,800	22,203
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	1,725	1,801
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	10,565	10,274
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,812
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	10,000	3,234
0.000% due 07/01/2051 (d)	71,212	16,756
4.500% due 07/01/2034	2,456	2,460
4.750% due 07/01/2053	11,570	11,455
5.000% due 07/01/2058	9,000	9,002
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	10,167	10,216

		108,366

RHODE ISLAND 1.0%
Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,093
5.000% due 05/15/2042	1,000	1,070
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,048
5.000% due 06/01/2040	6,770	6,808
5.000% due 06/01/2050	13,800	13,823

		27,842

SOUTH CAROLINA 0.3%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	669
4.250% due 02/01/2043	675	692
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	5,500	5,958

		7,319

TENNESSEE 1.4%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	240	213
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,131
5.000% due 07/01/2056	2,630	2,777
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	5,028
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	730
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	6,780	7,003
Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022 5.250% due 07/01/2032	1,205	1,330
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	2,250	2,258
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	9,074
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,414
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,789

		38,747

TEXAS 9.7%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	6,000	6,000
7.500% due 12/01/2045	1,000	675
Anna Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 02/15/2053	1,750	1,711
Austin, Texas Electric Utility Revenue Bonds, Series 2023 5.000% due 11/15/2048	5,800	6,278
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,895
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054 (b)	4,500	4,942
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	800	804
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (d)	10,000	5,524

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 08/15/2042	1,000	1,000
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,347
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,501
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,180	3,044
5.000% due 12/01/2047	2,500	2,662
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	8,855	8,698
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	6,000	6,664
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	5,000	5,447
Denton, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2044	4,190	4,075
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,534
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023 4.250% due 02/15/2053	2,000	1,953
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	4,000	4,068
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,382
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	4,600	4,336
5.000% due 02/15/2049	5,500	5,927
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2034	7,890	9,007
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2041	6,735	6,719
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2037	2,000	2,175
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,468
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049 (b)	5,000	4,827
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,250	1,228
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,279
Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049 (b)	6,000	5,756
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	3,170	3,031
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	3,250	3,367
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	8,000	8,076
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	1,874
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	5,000	4,805
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2042	5,500	6,100
5.250% due 02/01/2049	16,000	17,606
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,049
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2053	10,000	9,572
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,269
5.000% due 11/15/2052	2,800	3,030
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2032	10,000	11,049
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	2,980	3,156
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.203% (TSFR3M) due 12/15/2026 ~	4,000	4,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	7,600	8,145
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,970	8,139
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	1,875	1,883
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2043	3,750	4,156
5.000% due 03/15/2044	3,000	3,313
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	4,580
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	7,200	7,492
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,956

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 10/15/2058	4,000	4,299
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	1,992
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2053	5,535	5,280

		276,245

UTAH 0.7%
City of Salt Lake, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,048
City of Salt Lake, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	1,777
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2043	2,500	2,728
Utah Transit Authority Revenue Bonds, Series 2023 5.000% due 12/15/2041	11,000	12,300

		19,853

VIRGINIA 1.1%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	10,725	10,341
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.250% due 07/01/2043	3,500	3,846
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,105
4.000% due 01/01/2055	2,500	2,338
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.150% due 10/01/2053	2,345	2,444
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,733
5.500% due 07/01/2049	2,500	2,232
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	3,109

		32,148

WASHINGTON 1.0%
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2043	1,100	1,209
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	2,080
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	974
Washington State General Obligation Bonds, Series 2023 5.000% due 08/01/2048	10,000	10,875
Washington State General Obligation Bonds, Series 2024 5.000% due 02/01/2043	4,500	4,994
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	9,953	8,921

		29,053

WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2048	6,300	7,161

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	8,030
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,440	2,455
5.250% due 03/01/2045	1,825	1,703
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	883
4.000% due 03/31/2056	4,690	3,904
4.500% due 06/01/2056	2,500	2,022
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,470
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	1,824
0.000% due 12/15/2039 (d)	3,250	1,661
0.000% due 12/15/2050 (d)	15,000	4,161
0.000% due 12/15/2060 (d)	2,500	412
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054 (b)	5,000	4,962
5.250% due 02/15/2054 (b)	2,500	2,668
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,355

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/15/2036	2,375	2,364

		41,874

Total Municipal Bonds & Notes (Cost $2,443,855)		2,500,999

U.S. GOVERNMENT AGENCIES 4.1%
Freddie Mac
3.083% due 04/25/2043 ~	8,661	7,025
3.600% due 06/01/2043	5,600	5,081
3.660% due 01/01/2039	3,420	3,192
3.720% due 01/01/2041	8,322	7,781
3.790% due 07/01/2040	3,954	3,704
3.800% due 01/01/2040	9,976	9,480
3.850% due 02/01/2038 - 01/01/2040	17,187	16,298
4.250% due 08/01/2038	7,249	7,161
4.300% due 10/01/2038	10,160	10,082
4.370% due 03/01/2040	3,858	3,847
4.400% due 11/01/2040	4,839	4,829
4.600% due 03/01/2041	4,700	4,825
4.900% due 02/01/2040	4,097	4,289
5.210% due 08/01/2040	12,048	13,073
5.360% due 06/01/2039	7,471	8,173
5.927% due 07/15/2040 •	6,972	7,240

Total U.S. Government Agencies (Cost $112,018)		116,080

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041 (b)	2,500	2,509
4.800% due 07/01/2045	4,200	4,186

Total Non-Agency Mortgage-Backed Securities (Cost $6,700)		6,695

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (g) 0.0%		634

Total Short-Term Instruments (Cost $634)		634

Total Investments in Securities (Cost $2,576,984)		2,638,355

	SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	27,402,820	266,602

Total Short-Term Instruments (Cost $266,521)		266,602

Total Investments in Affiliates (Cost $266,521)		266,602

Total Investments 102.0% (Cost $2,843,505)		$2,904,957
Financial Derivative Instruments (h) 0.0%(Cost or Premiums, net $0)		412
Other Assets and Liabilities, net (2.0)%		(56,583)

Net Assets 100.0%		$2,848,786

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021				4.000%	09/01/2050	11/22/2022	$830	$872	0.03%
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022				2.875	07/25/2036	11/17/2022	1,687	1,727	0.06
Lehigh County, Pennsylvania Revenue Bonds, Series 2019				4.980	08/15/2038	09/14/2021	3,201	3,122	0.11
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020				4.200	11/01/2054	12/12/2023	2,409	2,444	0.09

							$8,127	$8,165	0.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$634	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(647)	$634	$634

Total Repurchase Agreements							$(647)	$634	$634

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2024	1,550	$(170,476)	$(1,902)	$412	$0

Total Futures Contracts							$(1,902)	$412	$0

Cash of $5,444 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,779	$4,779
Industrials	0	9,168	0	9,168
Municipal Bonds & Notes
Alabama	0	78,151	0	78,151
Alaska	0	8,049	0	8,049
Arizona	0	48,596	0	48,596
Arkansas	0	5,492	0	5,492
California	0	232,816	0	232,816
Colorado	0	82,016	0	82,016
Connecticut	0	16,446	0	16,446
Delaware	0	9,377	0	9,377
District of Columbia	0	29,515	0	29,515
Florida	0	124,523	0	124,523
Georgia	0	91,913	0	91,913
Illinois	0	151,726	0	151,726
Indiana	0	63,661	0	63,661
Iowa	0	17,319	0	17,319
Kentucky	0	12,082	0	12,082
Louisiana	0	5,899	0	5,899
Maine	0	8,922	0	8,922
Maryland	0	9,108	0	9,108
Massachusetts	0	46,385	0	46,385
Michigan	0	65,243	0	65,243
Minnesota	0	23,208	0	23,208
Missouri	0	11,545	0	11,545
Multi-State	0	46,895	0	46,895
Nebraska	0	8,987	0	8,987
Nevada	0	15,161	0	15,161
New Hampshire	0	24,978	0	24,978
New Jersey	0	52,587	0	52,587
New Mexico	0	11,488	0	11,488
New York	0	393,194	0	393,194
North Carolina	0	33,235	0	33,235
North Dakota	0	2,329	0	2,329
Ohio	0	52,686	0	52,686
Oklahoma	0	23,028	0	23,028
Oregon	0	17,246	0	17,246
Pennsylvania	0	88,585	0	88,585
Puerto Rico	0	108,366	0	108,366
Rhode Island	0	27,842	0	27,842
South Carolina	0	7,319	0	7,319
Tennessee	0	38,747	0	38,747
Texas	0	276,245	0	276,245
Utah	0	19,853	0	19,853
Virginia	0	32,148	0	32,148
Washington	0	29,053	0	29,053
West Virginia	0	7,161	0	7,161
Wisconsin	0	41,874	0	41,874
U.S. Government Agencies	0	116,080	0	116,080
Non-Agency Mortgage-Backed Securities	0	6,695	0	6,695
Short-Term Instruments
Repurchase Agreements	0	634	0	634

	$0	$2,633,576	$4,779	$2,638,355
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$266,602	$0	$0	$266,602

Total Investments	$266,602	$2,633,576	$4,779	$2,904,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$412	$0	$412

Total Financial Derivative Instruments	$0	$412	$0	$412

Totals	$266,602	$2,633,988	$4,779	$2,905,369

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.4% ¤
MUNICIPAL BONDS & NOTES 89.6%
ALABAMA 2.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$2,000	$2,008
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,529
5.500% due 10/01/2054	3,400	3,726
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	800	879
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	2,100	2,248
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,900	2,004
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,681
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,050	3,221
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	1,800	1,791

		20,087

ARIZONA 2.2%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,006
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	5,000	5,034
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 4.125% due 09/01/2032	2,500	2,483
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	311
5.000% due 07/01/2030	350	363
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,000	1,054
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022 5.000% due 01/01/2031	2,505	2,724
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,464

		15,439

CALIFORNIA 9.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.330% (MUNIPSA) due 04/01/2056 ~	1,000	995
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.000% due 07/01/2039	4,250	4,193
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,400	2,545
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,100	1,176
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2039	1,800	1,972
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	5,500	5,494
California Housing Finance Revenue Notes, Series 2024 5.870% due 04/01/2029	3,500	3,507
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.950% due 01/01/2050	7,500	7,502
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	500	506
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 07/01/2041	4,500	4,500
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,250	1,316
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	4,000	4,210
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,472
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,700	1,800
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	2,630	2,631

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	4,000	3,492
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,855	1,741
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	700	659
Long Beach, California Harbor Revenue Bonds, Series 2015 5.000% due 05/15/2030	3,120	3,148
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,657
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	3,500	3,823
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,102
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2032	4,000	4,364
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,340

		67,145

COLORADO 3.0%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2041	1,000	1,110
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	3,000	2,939
4.000% due 08/01/2049	1,385	1,316
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,143
5.250% due 11/01/2036	1,000	1,131
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	3,000	3,421
Colorado Health Facilities Authority Revenue Notes, Series 2024 5.000% due 05/15/2033	2,060	2,323
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,021
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2032	2,000	2,085
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2030	1,500	1,607
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 4.328% (SOFRRATE) due 09/01/2039 ~	1,600	1,600
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,230

		20,926

CONNECTICUT 0.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	895	938
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,067

		2,005

DISTRICT OF COLUMBIA 1.4%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2037 (a)	2,500	2,710
5.000% due 10/01/2038 (a)	3,335	3,595
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,168

		9,473

FLORIDA 5.0%
Antillia Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2031	250	252
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021 2.875% due 05/01/2031	1,000	910
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,350	1,417
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	769
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	1,450	1,480
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	508
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,422
Golden Gem Community Development District, Florida Special Assessment Notes, Series 2024 5.150% due 05/01/2031	535	540
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,007
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,594

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Hammock Oaks Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2031	345	348
Hobe-St Lucie Conservancy District, Florida Special Assessment Notes, Series 2024 4.750% due 05/01/2031	885	906
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,000	1,060
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,500	1,526
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,685
5.000% due 10/01/2036	1,300	1,403
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	745	745
North AR-1 Pasco Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	500	503
Orange County, Florida School Board Certificates of Participation Notes, Series 2024 5.000% due 08/01/2034	4,800	5,596
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	877
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2032 (b)	1,000	712
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2026 (b)	275	251
Two Rivers West Community Development District, Florida Special Assessment Notes, Series 2024 4.800% due 05/01/2031	250	251
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,035
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	1,000	1,023
5.250% due 05/01/2054	1,000	1,029
Westside Haines City Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	625	630

		34,479

GEORGIA 3.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	2,000	2,005
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2035	4,000	4,017
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	992
4.125% due 11/01/2045	1,000	913
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023 5.000% due 04/01/2041	3,125	3,358
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	390
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	2,900	3,075
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,500	1,503
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	251
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	2,400	2,567
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,800	2,975
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	1,500	1,506
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	527
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	1,000	988
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2025	425	428
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2028	175	181

		25,676

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	850

HAWAII 0.4%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	3,000	3,001

IDAHO 0.1%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	1,000	919

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

ILLINOIS 5.9%
Chicago Midway International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2028	2,550	2,648
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2041	1,945	2,148
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	775
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,740
5.000% due 06/01/2028	1,875	1,967
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	1,250	1,280
Illinois Finance Authority Revenue Bonds, Series 2020
4.700% due 08/15/2049	4,300	4,300
5.000% due 08/15/2033	1,750	1,918
Illinois Finance Authority Revenue Bonds, Series 2022 4.700% due 08/15/2057	1,000	1,000
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	746
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,674
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	4,700	5,044
Illinois State General Obligation Bonds, Series 2024 5.000% due 05/01/2036	4,850	5,409
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	1,000	1,023
Illinois State General Obligation Notes, Series 2024 5.000% due 05/01/2031	2,000	2,178
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	576
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,075
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,601

		41,102

INDIANA 2.5%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,000	1,005
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	3,000	2,815
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	938
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2037	1,225	1,402
Indiana University Revenue Notes, Series 2024 5.000% due 06/01/2034	2,100	2,455
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2023 5.000% due 03/01/2033	1,100	1,190
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,494
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	495
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,494
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	2,000	2,004

		17,292

IOWA 0.6%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	944
5.000% due 12/01/2050	400	423
Iowa Finance Authority Revenue Notes, Series 2024 5.000% due 08/01/2034	1,700	1,987
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	987

		4,341

KENTUCKY 1.2%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,004
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,367
5.250% due 06/01/2039	1,250	1,397
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2039	1,000	1,091

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,600	1,610

		8,469

LOUISIANA 0.0%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	310	310

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	438
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	1,510	1,716

		2,154

MASSACHUSETTS 0.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	1,600	1,812
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	522

		2,334

MICHIGAN 4.6%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,135	1,209
Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024 5.000% due 07/01/2048	1,250	1,310
Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	314
5.250% due 05/01/2029	500	531
5.250% due 05/01/2030	700	749
5.250% due 05/01/2031	600	648
5.250% due 05/01/2032	600	653
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.328% (TSFR3M) due 07/01/2032 ~	1,000	955
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	1,950	2,012
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2038	3,500	3,971
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	506
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2035	1,190	1,328
5.000% due 02/28/2037	1,935	2,147
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2032	1,205	1,324
5.000% due 08/31/2033	1,950	2,175
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,000	1,146
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2034	1,640	1,806
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,587
5.000% due 12/01/2032	1,470	1,603

		31,974

MINNESOTA 0.2%
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	1,000	1,055

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	734

MISSOURI 0.2%
Missouri Development Finance Board Revenue Notes, Series 2022 5.000% due 05/01/2031	1,190	1,309

MULTI-STATE 1.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,166	4,087
4.549% due 08/25/2040	4,486	4,524

		8,611

NEVADA 0.6%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	1,340	1,298

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	2,000	269
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,506

		4,073

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	2,475	2,333
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055 (a)	2,500	2,822

		5,155

NEW JERSEY 3.1%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.185% due 03/01/2030	1,000	1,007
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (b)	2,250	1,334
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (b)	1,500	1,011
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (b)	1,560	925
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,939
5.000% due 06/15/2037	4,000	4,480
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	778
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	296
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	1,000	1,002
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,747
5.000% due 06/01/2046	1,870	1,888

		21,407

NEW MEXICO 1.1%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	3,000	2,665
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	3,000	3,021
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,670

		7,356

NEW YORK 11.6%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.617% due 08/25/2041 ~	2,999	3,070
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	2,999	3,093
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2040	1,665	1,869
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 4.900% due 11/15/2050	1,000	1,000
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	700	708
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,063
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.900% due 11/01/2044	4,000	4,000
New York City, New York General Obligation Bonds, Series 2023 5.000% due 08/01/2037	1,750	1,994
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.650% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,530
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	1,000	1,102
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2036	1,750	2,014
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	3,003
5.150% due 11/15/2034	2,500	2,508
5.375% due 11/15/2040	2,400	2,407
New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2035	5,000	5,688
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	2,000	2,029
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 03/15/2036	6,000	6,171
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,537

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	974
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 5.125% due 09/01/2050	1,150	1,191
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	2,200	2,530
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2042	2,000	2,179
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.250% due 06/30/2039	1,400	1,545
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	2,500	2,827
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	2,000	2,057
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	5,000	5,014
Port Authority of New York & New Jersey Revenue Bonds, Series 2021 5.000% due 10/15/2032	1,720	1,857
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,612
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2036	1,500	1,642
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	769
5.000% due 06/01/2027	750	780

		80,763

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	328
5.000% due 12/01/2039	225	242

		570

OHIO 1.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	341
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,073
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,001
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	2,785	2,802
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 3.375% due 08/01/2029	1,200	1,159
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,338
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	414
5.000% due 12/01/2043	435	464
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2030 (b)	700	552

		10,144

OKLAHOMA 0.3%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2037 (a)	2,090	2,393

OREGON 2.1%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,539
Oregon Department of Transportation State Revenue Bonds, Series 2024 5.000% due 05/15/2037 (a)	1,300	1,498
Oregon State Facilities Authority Legacy Health Project Revenue Notes, Series 2022 5.000% due 06/01/2030	1,700	1,833
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	628
Port of Portland, Oregon Airport Revenue Bonds, Series 2023 5.000% due 07/01/2036	4,400	4,821

		14,319

PENNSYLVANIA 2.9%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.580% (MUNIPSA) due 11/15/2047 ~	4,350	4,340
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,250	1,258
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	506
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 4.508% (TSFR3M) due 06/01/2037 ~	2,000	1,865
Doylestown Hospital Authority, Pennsylvania Revenue Notes, Series 2024 5.000% due 07/01/2031	1,500	1,543

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	1,000	953
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	2,000	2,053
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	1,000	1,010
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	860
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2038	1,350	1,491
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 06/30/2032	2,770	2,978
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	681
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	640

		20,178

PUERTO RICO 2.6%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,928	3,057
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	2,291	2,228
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	338
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,279
4.500% due 07/01/2034	1,500	1,503
4.750% due 07/01/2053	2,500	2,475
5.000% due 07/01/2058	6,827	6,829
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	700	703

		18,412

RHODE ISLAND 1.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2036	1,000	1,104
Rhode Island Health and Educational Building Corp. Revenue Notes, Series 2024 5.000% due 05/15/2034	3,000	3,324
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,978
5.000% due 06/01/2040	1,205	1,212

		8,618

SOUTH CAROLINA 0.4%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,517
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023 4.000% due 04/01/2033	1,000	1,001

		2,518

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	546

TENNESSEE 1.9%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2037	715	802
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	1,795	1,854
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,002
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,138
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,024
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,308

		13,128

TEXAS 9.0%
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2037	2,000	2,159
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2038	3,000	3,369
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,629
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2049	1,400	1,509

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2034	2,200	2,511
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,226
5.000% due 02/15/2038	1,265	1,401
5.000% due 02/15/2039	3,000	3,296
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,066
Houston, Texas Airport System Revenue Notes, (AGM Insured), Series 2023
5.000% due 07/01/2026	500	513
5.000% due 07/01/2027	1,600	1,655
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	2,545	2,895
Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,166
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2039	1,200	1,350
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	801
5.000% due 05/15/2038	1,000	1,118
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	1,750	1,813
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	3,000	3,029
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	524
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,400
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	2,500	2,755
San Antonio Education Facilities Corp., Texas Revenue Notes, Series 2024 5.000% due 06/01/2034	5,000	5,735
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,601
5.000% due 02/01/2040	3,500	3,927
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2032	6,000	6,629
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.203% (TSFR3M) due 12/15/2026 ~	750	750
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,800	1,929
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,873

		62,629

UTAH 0.5%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2036	2,125	2,400
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2028	1,230	1,212

		3,612

VIRGINIA 0.7%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,715
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2037	500	545
Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023 4.250% due 03/01/2026	1,000	1,002
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,420	1,419

		4,681

WASHINGTON 1.3%
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,682
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	2,000	2,043
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	2,837	2,543

		9,268

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	1,100	1,256

WISCONSIN 1.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,510
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,259

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.850% due 04/01/2048	2,000	2,000
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (b)	2,105	1,708
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,895
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	950

		13,322

Total Municipal Bonds & Notes (Cost $612,351)		624,033

U.S. GOVERNMENT AGENCIES 4.7%
Freddie Mac
3.083% due 04/25/2043 ~	1,493	1,211
3.200% due 09/01/2040	2,482	2,187
3.600% due 06/01/2043	1,400	1,270
3.720% due 01/01/2041	1,794	1,677
3.800% due 01/01/2040	5,986	5,688
3.850% due 01/01/2040	1,900	1,807
4.300% due 10/01/2038	2,993	2,970
4.370% due 03/01/2040	994	991
4.400% due 11/01/2040	4,986	4,977
4.600% due 03/01/2041	1,000	1,027
4.900% due 02/01/2040	995	1,042
5.210% due 08/01/2040	2,688	2,917
5.360% due 06/01/2039	2,490	2,724
5.927% due 07/15/2040 •	1,985	2,061

Total U.S. Government Agencies (Cost $31,656)		32,549

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		612

Total Short-Term Instruments (Cost $612)		612

Total Investments in Securities (Cost $644,619)		657,194

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	4,362,845	42,446

Total Short-Term Instruments (Cost $42,432)		42,446

Total Investments in Affiliates (Cost $42,432)		42,446

Total Investments 100.5% (Cost $687,051)		$699,640
Financial Derivative Instruments (d)(g) 0.0%(Cost or Premiums, net $0)		101
Other Assets and Liabilities, net (0.5)%		(3,395)

Net Assets 100.0%		$696,346

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$612	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(624)	$612	$612

Total Repurchase Agreements							$(624)	$612	$612

	(1)						Includes accrued interest.
	(d)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2024			379		$(41,684)	$(464)	$101	$0

Total Futures Contracts							$(464)	$101	$0

Cash of $806 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$20,087	$0	$20,087
	Arizona				0	15,439	0	15,439
	California				0	67,145	0	67,145
	Colorado				0	20,926	0	20,926
	Connecticut				0	2,005	0	2,005
	District of Columbia				0	9,473	0	9,473
	Florida				0	34,479	0	34,479
	Georgia				0	25,676	0	25,676
	Guam				0	850	0	850
	Hawaii				0	3,001	0	3,001
	Idaho				0	919	0	919
	Illinois				0	41,102	0	41,102
	Indiana				0	17,292	0	17,292
	Iowa				0	4,341	0	4,341
	Kentucky				0	8,469	0	8,469
	Louisiana				0	310	0	310
	Maryland				0	2,154	0	2,154
	Massachusetts				0	2,334	0	2,334
	Michigan				0	31,974	0	31,974
	Minnesota				0	1,055	0	1,055
	Mississippi				0	734	0	734
	Missouri				0	1,309	0	1,309
	Multi-State				0	8,611	0	8,611
	Nevada				0	4,073	0	4,073
	New Hampshire				0	5,155	0	5,155
	New Jersey				0	21,407	0	21,407

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

New Mexico	0	7,356	0	7,356
New York	0	80,763	0	80,763
North Dakota	0	570	0	570
Ohio	0	10,144	0	10,144
Oklahoma	0	2,393	0	2,393
Oregon	0	14,319	0	14,319
Pennsylvania	0	20,178	0	20,178
Puerto Rico	0	18,412	0	18,412
Rhode Island	0	8,618	0	8,618
South Carolina	0	2,518	0	2,518
South Dakota	0	546	0	546
Tennessee	0	13,128	0	13,128
Texas	0	62,629	0	62,629
Utah	0	3,612	0	3,612
Virginia	0	4,681	0	4,681
Washington	0	9,268	0	9,268
West Virginia	0	1,256	0	1,256
Wisconsin	0	13,322	0	13,322
U.S. Government Agencies	0	32,549	0	32,549
Short-Term Instruments
Repurchase Agreements	0	612	0	612

	$0	$657,194	$0	$657,194
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,446	$0	$0	$42,446

Total Investments	$42,446	$657,194	$0	$699,640

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$101	$0	$101

Total Financial Derivative Instruments	$0	$101	$0	$101

Totals	$42,446	$657,295	$0	$699,741

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
MUNICIPAL BONDS & NOTES 98.4%
ALABAMA 3.2%
Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022 5.000% due 07/01/2028	$1,500	$1,594
Marshall County, Alabama Board of Education Special Tax Bonds, (BAM Insured), Series 2024 5.000% due 03/01/2034	500	563
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	1,115	1,185

		3,342

ALASKA 3.1%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2034	1,015	1,088
Alaska Housing Finance Corp. Revenue Notes, Series 2024 5.000% due 12/01/2032	2,000	2,176

		3,264

CALIFORNIA 4.4%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (b)	945	582
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	825
5.000% due 12/01/2036	380	428
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,730
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,121

		4,686

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	199

FLORIDA 5.8%
Central Florida Expressway Authority Revenue Bonds, Series 2016 4.000% due 07/01/2031	2,190	2,202
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,500	1,590
Marion County, Florida School Board Certificates of Participation Notes, (AGM Insured), Series 2024 5.000% due 06/01/2034	2,000	2,309

		6,101

GEORGIA 1.5%
Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017 5.000% due 04/01/2033	1,500	1,550

ILLINOIS 19.3%
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,017
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 11/15/2035	2,005	2,254
Cook County, Illinois Community Consolidated School District No 65, Evanston General Obligation Bonds, Series 2014 0.000% due 12/01/2032 (b)	1,000	668
Cook County, Illinois Community High School District No 218, Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	635
Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022 5.000% due 12/01/2034	510	567
Cook County, Illinois Community Unit School District No 401, Elmwood Park General Obligation Notes, Series 2021 4.000% due 12/01/2025	1,500	1,510
Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	734
4.000% due 12/01/2030	1,020	1,031
Cook County, Illinois School District No 26, River Trails General Obligation Bonds, Series 2024 5.000% due 12/15/2035	250	278
Cook County, Illinois School District No 26, River Trails General Obligation Notes, Series 2024 5.000% due 12/15/2032	430	477

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

Du Page County, Illinois School District No 33, West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	826
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	500
Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	1,275	1,380
Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023 4.000% due 10/01/2030	1,000	1,022
Lake County,Illinois Community Unit School District No. 60 Waukegan General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 01/01/2037 (a)	1,675	1,835
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	705
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,000
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,374
Will County, Illinois School District No 122, General Obligation Bonds, Series 2022 4.000% due 10/01/2033	1,430	1,446
Will County, Illinois School District No 86, Joliet General Obligation Notes, (BAM Insured), Series 2022 4.000% due 03/01/2029	1,135	1,165

		20,424

INDIANA 1.0%
Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2028	675	719
5.000% due 12/15/2029	360	388

		1,107

IOWA 0.1%
Waukee Community School District, Iowa Revenue Notes, Series 2017 4.000% due 06/01/2025	70	70

KENTUCKY 5.0%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	298
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	425	421
3.000% due 02/01/2026	630	619
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	276
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,018
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,282
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,336

		5,250

LOUISIANA 2.9%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	2,000	2,062
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,001

		3,063

MAINE 1.4%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2030	1,065	1,116
Maine Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 11/01/2037	310	356

		1,472

MARYLAND 1.3%
Baltimore County, Maryland General Obligation Bonds, Series 2014 4.000% due 02/01/2033	1,425	1,425

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,502

MICHIGAN 4.6%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	180
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	1,976
Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,127

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 05/01/2037	500	561

		4,844

MINNESOTA 0.9%
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,001

MISSISSIPPI 1.5%
Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023 5.000% due 04/01/2031	1,485	1,619

MISSOURI 2.6%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,260
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2037	560	614
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	545
5.250% due 05/01/2037	300	333

		2,752

MULTI-STATE 0.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.033% due 12/25/2036	992	973

NEVADA 4.8%
Clark County, Nevada School District General Obligation Notes, Series 2022 5.000% due 06/15/2028	1,500	1,598
Clark County, Nevada School District General Obligation Notes, Series 2024 5.000% due 06/15/2033	2,000	2,280
Clark Department of Aviation, Nevada Revenue Notes, Series 2022 5.000% due 07/01/2026	1,170	1,201

		5,079

NEW JERSEY 2.4%
New Jersey Turnpike Authority Revenue Bonds, Series 2014 4.000% due 01/01/2035	2,555	2,555

OHIO 4.3%
Columbus Metropolitan Housing Authority, Ohio Revenue Notes, Series 2024 5.000% due 12/01/2026	2,000	2,033
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,246
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015 4.000% due 12/01/2025	215	217
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,013

		4,509

OREGON 2.4%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (b)	1,605	975
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (c)	1,685	1,559

		2,534

PENNSYLVANIA 3.3%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,021
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,153
Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	488
5.000% due 09/01/2039	595	623
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	205

		3,490

RHODE ISLAND 0.9%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	928

SOUTH CAROLINA 1.0%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,071

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

SOUTH DAKOTA 2.0%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,050
South Dakota Housing Development Authority Revenue Notes, Series 2022 5.000% due 05/01/2029	1,005	1,073

		2,123

TEXAS 14.2%
Austin Community College District, Texas General Obligation Bonds, Series 2023 5.000% due 08/01/2038	1,600	1,797
Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024 5.000% due 07/10/2040	1,000	1,105
Birdville Independent School District,Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 02/15/2029	1,015	1,098
Brownsville, Texas General Obligation Bonds, Series 2017
5.000% due 02/15/2034	1,105	1,142
5.000% due 02/15/2036	1,225	1,268
County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016 5.000% due 03/01/2032	1,440	1,453
Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021 4.000% due 08/15/2036	2,850	2,712
Harris County, Texas Municipal Utility District No 383, General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	234
3.000% due 09/01/2025	235	233
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	860
3.000% due 09/01/2027	860	846
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	584
Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037	1,615	1,632

		14,964

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	563

WISCONSIN 1.5%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,561

Total Municipal Bonds & Notes (Cost $105,956)		104,021

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 5.370% (d)	231,908	232

Total Short-Term Instruments (Cost $232)		232

Total Investments in Securities (Cost $106,188)		104,253

INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	224,769	2,187

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $2,186)	2,187

Total Investments in Affiliates (Cost $2,186)	2,187

Total Investments 100.7% (Cost $108,374)	$106,440
Other Assets and Liabilities, net (0.7)%	(750)

Net Assets 100.0%	$105,690

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.
(d)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,342	$0	$3,342
Alaska	0	3,264	0	3,264
California	0	4,686	0	4,686
Connecticut	0	199	0	199
Florida	0	6,101	0	6,101
Georgia	0	1,550	0	1,550
Illinois	0	20,424	0	20,424
Indiana	0	1,107	0	1,107
Iowa	0	70	0	70
Kentucky	0	5,250	0	5,250
Louisiana	0	3,063	0	3,063
Maine	0	1,472	0	1,472
Maryland	0	1,425	0	1,425
Massachusetts	0	1,502	0	1,502
Michigan	0	4,844	0	4,844
Minnesota	0	1,001	0	1,001
Mississippi	0	1,619	0	1,619
Missouri	0	2,752	0	2,752
Multi-State	0	973	0	973
Nevada	0	5,079	0	5,079
New Jersey	0	2,555	0	2,555
Ohio	0	4,509	0	4,509
Oregon	0	2,534	0	2,534
Pennsylvania	0	3,490	0	3,490
Rhode Island	0	928	0	928
South Carolina	0	1,071	0	1,071
South Dakota	0	2,123	0	2,123
Texas	0	14,964	0	14,964
West Virginia	0	563	0	563
Wisconsin	0	1,561	0	1,561
Short-Term Instruments
Mutual Funds	232	0	0	232

	$232	$104,021	$0	$104,253
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,187	$0	$0	$2,187

Total Investments	$2,419	$104,021	$0	$106,440

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 98.8%
ALABAMA 1.6%
Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/01/2053	$500	$524
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,150	2,333
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,173

		5,030

ARIZONA 1.4%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020 5.000% due 07/01/2047	2,000	2,076
Town of Queen Creek, Arizona Excise Tax Revenue Bonds, Series 2022 5.000% due 08/01/2047	2,090	2,268

		4,344

ARKANSAS 1.4%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,273

CALIFORNIA 3.4%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,189
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (b)	1,000	814
Modesto Elementary School District, California General Obligation Bonds, (NPFGC Insured), Series 2023 5.000% due 08/01/2047	1,000	1,095
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,775	6,285

		10,513

COLORADO 1.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2023 5.000% due 03/01/2051	235	251
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,654
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,267

		5,172

CONNECTICUT 3.1%
Connecticut Special Tax State Revenue Bonds, Series 2014 5.000% due 09/01/2034	2,425	2,429
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2038	2,340	2,452
5.000% due 10/01/2038	4,370	4,612

		9,493

DISTRICT OF COLUMBIA 1.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,552

FLORIDA 4.6%
Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022 5.250% due 08/01/2049	2,000	2,115
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,559
Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,346
St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2048	2,000	2,133

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024 5.250% due 01/01/2049	2,100	2,285

		14,438

GEORGIA 1.6%
Bibb County, Georgia Development Authority Revenue Bonds, Series 2024 4.375% due 07/01/2054	1,000	1,005
Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,085
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	2,007
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	984

		5,081

HAWAII 2.2%
Hawaii Airports System State Revenue Bonds, Series 2015 5.000% due 07/01/2045	2,315	2,322
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,522

		6,844

ILLINOIS 12.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,476
5.000% due 01/01/2046	1,340	1,341
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,018
5.000% due 01/01/2036	2,925	2,974
5.000% due 01/01/2041	5,665	5,730
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 01/01/2046	1,000	1,064
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	1,210	1,213
Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, (AGM Insured), Series 2022 4.000% due 12/01/2042	1,805	1,817
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,530
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,885
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,265
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,242
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,309
5.250% due 01/01/2048	2,000	2,085
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	901
5.000% due 04/01/2044	3,900	3,904
University of Illinois Revenue Bonds, Series 2015 4.000% due 04/01/2034	640	639
Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024 4.500% due 01/01/2049	1,000	1,009

		39,402

KANSAS 0.7%
Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2049 (a)	2,000	2,118

LOUISIANA 1.9%
Lafayette, Louisiana Sales & Use Tax Revenue Bonds, Series 2024 5.000% due 05/01/2049	1,835	1,972
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	1,000	1,031
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,004
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,000	2,003

		6,010

MAINE 1.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,432

MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	634

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,850
Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,062

		3,912

MICHIGAN 6.9%
Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2044	2,640	2,831
Gibraltar School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2048	705	759
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,510
Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2049	535	568
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,934
Michigan Finance Authority Revenue Bonds, (NPFGC Insured), Series 2014 5.000% due 07/01/2036	1,000	1,001
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,531
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	713
Troy School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2047	2,515	2,710
Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2040	2,650	2,909

		21,466

MISSOURI 5.0%
Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 4.500% due 04/15/2048	2,275	2,309
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,344
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,622
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,052
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2049	2,000	2,102
Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	3,000	3,148

		15,577

MULTI-STATE 1.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	2,976	2,919
4.141% due 01/25/2040	2,972	2,913

		5,832

NEBRASKA 1.3%
Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 12/15/2048	2,925	3,130
Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023 4.500% due 12/15/2053	1,000	1,008

		4,138

NEW HAMPSHIRE 1.6%
New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023 5.250% due 12/01/2041	1,450	1,604
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055 (a)	3,000	3,387

		4,991

NEW JERSEY 0.3%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,033

NEW YORK 5.8%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,726
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 5.000% due 11/01/2035	1,000	1,001
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,623

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,256
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,085
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	5,000	5,325
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	1,000	1,108

		18,124

NORTH CAROLINA 1.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,453

OHIO 5.6%
Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 08/01/2053	1,000	1,051
Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024 5.000% due 12/01/2049	1,000	1,053
Coshocton County, Ohio General Obligation Bonds, Series 2023 5.000% due 12/01/2048	3,405	3,551
Cuyahoga County, Ohio Revenue Bonds, Series 2022 5.500% due 12/01/2039	2,090	2,385
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,415
Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049 (a)	500	526
5.000% due 12/01/2053 (a)	2,465	2,581
Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2048	1,000	1,065
Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024 5.250% due 12/01/2049	2,640	2,829
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	1,000	981

		17,437

OKLAHOMA 0.9%
Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022 5.000% due 10/01/2047	2,500	2,725

OREGON 1.1%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (c)	3,775	3,447

PENNSYLVANIA 12.4%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,418
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,294
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,849
5.000% due 03/15/2041	1,750	1,847
Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023 4.375% due 02/15/2049	2,000	2,003
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022 4.000% due 05/01/2049	2,000	1,870
Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022 5.000% due 04/01/2041	2,505	2,665
Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 05/15/2048	1,770	1,857
Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 05/15/2049 (a)	1,000	1,061
Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 06/01/2049 (a)	1,375	1,455
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,004
5.000% due 12/01/2044	6,465	6,489
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,013
5.000% due 12/01/2045	3,750	3,797
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,649
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,135
5.000% due 12/01/2047	1,000	1,035

		38,441

TEXAS 9.8%
Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 02/15/2047	1,000	958

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,844
Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024 4.500% due 07/10/2046	1,500	1,506
Bexar County Texas Hospital District, General Obligation Bonds, Series 2023 5.000% due 02/15/2048	1,000	1,071
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,008
City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/15/2042	4,000	4,317
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	2,000	2,034
Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023 4.500% due 08/15/2052	1,240	1,249
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,621
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 08/15/2048	1,945	1,863
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	1,260	1,205
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,432
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,420
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,600	1,600
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 4.250% due 08/15/2048	2,280	2,269
Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023 4.000% due 02/15/2048	2,000	1,891
Weatherford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015 5.000% due 02/15/2045	1,245	1,253

		30,541

UTAH 1.2%
City of Salt Lake, Utah Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,070
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2043	1,000	1,084
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,548

		3,702

VIRGINIA 0.9%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,781

WASHINGTON 2.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,045	1,051
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	4,057
Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023 5.000% due 12/01/2053	1,250	1,324

		6,432

Total Municipal Bonds & Notes (Cost $306,468)		307,368

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
Fidelity Investments Money Market Government Portfolio, Class I 5.39 (d)	855,577	856

Total Short-Term Instruments (Cost $856)		856

Total Investments in Securities (Cost $307,324)		308,224

INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	1,129,558	10,989

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $10,985)	10,989

Total Investments in Affiliates (Cost $10,985)	10,989

Total Investments 102.6% (Cost $318,309)	$319,213
Other Assets and Liabilities, net (2.6)%	(7,974)

Net Assets 100.0%	$311,239

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.
(d)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,030	$0	$5,030
Arizona	0	4,344	0	4,344
Arkansas	0	4,273	0	4,273
California	0	10,513	0	10,513
Colorado	0	5,172	0	5,172
Connecticut	0	9,493	0	9,493
District of Columbia	0	3,552	0	3,552
Florida	0	14,438	0	14,438
Georgia	0	5,081	0	5,081
Hawaii	0	6,844	0	6,844
Illinois	0	39,402	0	39,402
Kansas	0	2,118	0	2,118
Louisiana	0	6,010	0	6,010
Maine	0	5,432	0	5,432
Maryland	0	634	0	634
Massachusetts	0	3,912	0	3,912
Michigan	0	21,466	0	21,466
Missouri	0	15,577	0	15,577
Multi-State	0	5,832	0	5,832
Nebraska	0	4,138	0	4,138
New Hampshire	0	4,991	0	4,991
New Jersey	0	1,033	0	1,033
New York	0	18,124	0	18,124
North Carolina	0	4,453	0	4,453
Ohio	0	17,437	0	17,437
Oklahoma	0	2,725	0	2,725
Oregon	0	3,447	0	3,447
Pennsylvania	0	38,441	0	38,441
Texas	0	30,541	0	30,541
Utah	0	3,702	0	3,702
Virginia	0	2,781	0	2,781
Washington	0	6,432	0	6,432
Short-Term Instruments
Mutual Funds	856	0	0	856

	$856	$307,368	$0	$308,224
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,989	$0	$0	$10,989

Total Investments	$11,845	$307,368	$0	$319,213

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7% ¤
MUNICIPAL BONDS & NOTES 92.7%
ALABAMA 1.3%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$2,400	$2,630
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2027	4,000	4,124
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,110

		8,864

CALIFORNIA 1.1%
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	1,100	1,176
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	6,200	6,590

		7,766

GEORGIA 1.7%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	2,250	2,255
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,515
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,115
5.000% due 12/01/2053	3,400	3,637

		11,522

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,468

MICHIGAN 0.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.328% (TSFR3M) due 07/01/2032 ~	2,500	2,388

MULTI-STATE 1.3%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,067	3,990
4.549% due 08/25/2040	4,686	4,725

		8,715

NEVADA 0.3%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	2,000	2,080

NEW YORK 80.5%
Albany Capital Resource Corp., New York Revenue Bonds, Series 2024 5.000% due 06/01/2064	2,600	2,615
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,000	1,084
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	3,426
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,008
4.000% due 04/01/2050	1,000	951
5.000% due 04/01/2033	1,100	1,171
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	579
5.000% due 08/01/2040	500	508
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,480
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	410
5.000% due 08/01/2036	500	512
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,835	4,362

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	440
5.000% due 07/01/2044	1,000	1,000
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,256
5.000% due 07/01/2035	1,100	1,151
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	305
5.000% due 09/15/2027	275	280
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,021
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,302
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,700	4,022
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.378% (SOFRRATE) due 11/01/2032 ~	1,500	1,499
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	4,920	5,338
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,865
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,255
4.000% due 12/01/2046	5,000	4,521
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	800	810
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,577
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,657
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999 4.700% due 01/01/2034	2,365	2,365
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	971
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	871
New York City Housing Development Corp., New York Revenue Bonds, Series 2024 4.850% due 11/01/2059	2,750	2,767
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,460
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	5,348
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,207
5.000% due 01/01/2029	1,250	1,330
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,837
5.000% due 07/15/2035	2,500	2,657
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	2,370	2,696
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 4.900% due 08/01/2039	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 3.850% due 08/01/2039	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 4.900% due 11/01/2042	12,000	12,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,028
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,494
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.700% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,639
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2039	7,000	7,028
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.250% due 08/01/2040	10,000	11,282
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 4.800% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 3.800% due 06/15/2046	5,215	5,215
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.700% due 06/15/2050	11,300	11,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.900% due 06/15/2050	5,500	5,500
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	4,645	4,873
New York City, New York General Obligation Bonds, Series 2012 4.900% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	982
New York City, New York General Obligation Bonds, Series 2018 4.900% due 12/01/2047	6,285	6,285
New York City, New York General Obligation Bonds, Series 2021 4.000% due 08/01/2041	4,000	3,981

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,786
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054	5,000	5,523
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 3.800% due 11/01/2060	2,000	2,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003 4.900% due 06/15/2035	1,000	1,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	1,155	1,121
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,445
5.250% due 06/15/2053	2,400	2,651
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.250% due 06/15/2054	6,500	7,203
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	3,360	3,752
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	3,030
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.250% due 11/01/2048	5,000	5,503
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2013 5.000% due 11/01/2042	10	10
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	2,000	2,217
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.000% due 11/01/2042	2,275	2,257
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	484
5.000% due 11/15/2029	1,000	1,017
5.000% due 11/15/2045	2,000	2,019
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	1,115
0.000% due 06/01/2055 (a)	16,875	1,448
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,006
5.150% due 11/15/2034	2,000	2,006
5.375% due 11/15/2040	4,000	4,011
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,917
2.800% due 09/15/2069	2,000	1,799
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,668
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	2,550	2,489
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	10,900	10,685
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	3,000	2,888
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	5,000	4,814
New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2037	1,850	2,088
5.000% due 10/01/2038	2,220	2,492
5.000% due 10/01/2039	1,000	1,114
New York State Dormitory Authority Revenue Bonds, Series 2006 4.190% due 11/15/2036	3,755	3,755
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,000	1,004
5.000% due 07/01/2045	2,750	2,776
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,024
5.000% due 07/01/2050	1,285	1,297
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,080
5.000% due 02/15/2038	1,600	1,655
5.000% due 07/01/2038	1,000	1,043
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,402
4.000% due 07/01/2041	2,000	2,004
5.000% due 03/15/2041	3,500	3,640
5.000% due 07/01/2048	955	984
5.000% due 10/01/2048	1,500	1,765
5.250% due 03/15/2038	3,500	3,760
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,261
5.000% due 03/15/2047	4,500	4,691
5.000% due 07/01/2049	2,000	2,106
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,074
4.000% due 03/15/2035	5,000	5,116
4.000% due 02/15/2039	1,635	1,639
4.000% due 03/15/2044	1,000	986
4.000% due 07/01/2050	13,675	13,347
5.000% due 07/01/2050	5,000	5,331
5.000% due 07/01/2053	3,000	3,169

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,250	1,171
4.000% due 07/01/2051	10,000	9,627
5.000% due 03/15/2041	3,000	3,310
5.000% due 07/01/2042	750	815
5.000% due 07/15/2042	1,000	1,022
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	5,000	5,568
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2043	5,500	6,129
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,895
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,619
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	3,350	3,285
New York State Environmental Facilities Corp. Revenue Bonds, Series 2023 5.000% due 09/15/2048	3,250	3,550
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (b)	3,000	2,820
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	3,355	3,100
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,018
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	5,000	4,949
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	3,000	3,235
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,950
5.000% due 03/15/2041	5,000	5,427
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2044	3,250	3,192
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	3,000	3,261
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,178
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,500	2,581
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,010	5,010
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,476
5.000% due 10/01/2040	1,885	1,962
5.250% due 08/01/2031	2,360	2,505
5.375% due 08/01/2036	1,500	1,598
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,497
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,317
5.000% due 12/01/2033	2,000	2,159
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.250% due 06/30/2044	4,000	4,256
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,019
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,500	2,507
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	675	668
5.250% due 05/15/2034	1,000	1,000
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,879
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	3,880
5.000% due 12/01/2043	1,500	1,586
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,639
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,232
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,431
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	4,800	5,125
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2037	2,000	2,182
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	1,400	1,418
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	892
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	27,290	2,706
4.000% due 06/01/2050	2,500	2,236
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	6,000	5,978
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	1,000	1,086

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,844
5.250% due 05/15/2058	4,000	4,374
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	3,000	3,287
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2001 4.900% due 01/01/2032	3,500	3,500
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,194
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,231
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.250% due 05/15/2052	2,500	2,731
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	2,000	2,218
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,697
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	3,610
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	1,940	1,974
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,119
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	793
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015 5.000% due 12/15/2032	2,500	2,549
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	5,000	5,753

		556,498

PUERTO RICO 4.4%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,739	4,136
0.000% due 11/01/2051	7,167	3,990
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (a)	1,000	669
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 0.000% due 07/01/2024 (a)	2,018	2,018
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,927
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (a)	30,365	7,144
4.550% due 07/01/2040	1,000	1,005
4.750% due 07/01/2053	9,752	9,655

		30,544

TENNESSEE 0.8%
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,138
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,185

		5,323

TEXAS 0.8%
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012 4.750% due 05/01/2038	3,500	3,501
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,800	1,929

		5,430

Total Municipal Bonds & Notes (Cost $632,930)		640,598

U.S. GOVERNMENT AGENCIES 0.9%
Freddie Mac
4.600% due 03/01/2041	1,200	1,232
5.210% due 08/01/2040	2,688	2,917

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

5.927% due 07/15/2040 •	1,985	2,061

Total U.S. Government Agencies (Cost $5,875)		6,210

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		476

Total Short-Term Instruments (Cost $476)		476

Total Investments in Securities (Cost $639,281)		647,284

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	3,725,157	36,242

Total Short-Term Instruments (Cost $36,214)		36,242

Total Investments in Affiliates (Cost $36,214)		36,242

Total Investments 98.9% (Cost $675,495)		$683,526
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		72
Other Assets and Liabilities, net 1.1%		7,251

Net Assets 100.0%		$690,849

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	(a)					Zero coupon security.
	(b)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	12/12/2023	$2,779	$2,820	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$476	U.S. Treasury Notes 3.875% due 01/15/2026	$(486)	$476	$476

Total Repurchase Agreements						$(486)	$476	$476

	(1)					Includes accrued interest.
	(d)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2024			272	$(29,916)	$(226)	$72	$0

Total Futures Contracts						$(226)	$72	$0

Cash of $1,085 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$8,864	$0	$8,864
	California			0	7,766	0	7,766
	Georgia			0	11,522	0	11,522
	Iowa			0	1,468	0	1,468
	Michigan			0	2,388	0	2,388
	Multi-State			0	8,715	0	8,715
	Nevada			0	2,080	0	2,080
	New York			0	556,498	0	556,498
	Puerto Rico			0	30,544	0	30,544
	Tennessee			0	5,323	0	5,323
	Texas			0	5,430	0	5,430
U.S. Government Agencies				0	6,210	0	6,210
Short-Term Instruments
	Repurchase Agreements			0	476	0	476

				$0	$647,284	$0	$647,284
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$36,242	$0	$0	$36,242

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2024 (Unaudited)

Total Investments	$36,242	$647,284	$0	$683,526

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$72	$0	$72

Total Financial Derivative Instruments	$0	$72	$0	$72

Totals	$36,242	$647,356	$0	$683,598

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4% ¤
CORPORATE BONDS & NOTES 57.4%
BANKING & FINANCE 49.4%
ABN AMRO Bank NV 6.875% due 09/22/2031 •(e)(f)	EUR	6,000	$6,516
AIB Group PLC 6.250% due 06/23/2025 •(e)(f)		4,200	4,503
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(b)		$5,000	300
Athora Netherlands NV 7.000% due 06/19/2025 •(e)(f)	EUR	4,000	4,305
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •(h)		$2,200	2,017
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	5,100	5,599
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(e)(f)		2,200	2,330
8.375% due 06/21/2028 •(e)(f)		3,600	4,099
9.375% due 03/19/2029 •(e)(f)		$4,400	4,694
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(e)(f)		9,600	9,699
Banco Santander SA
7.000% due 11/20/2029 •(e)(f)	EUR	2,000	2,153
9.625% due 11/21/2028 •(e)(f)		$3,600	3,865
9.625% due 05/21/2033 •(e)(f)		7,800	8,666
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(e)(f)	EUR	9,900	10,790
Bank of Nova Scotia
4.900% due 06/04/2025 •(e)(f)(h)		$5,100	5,012
8.000% due 01/27/2084 •(f)		3,200	3,313
Barclays PLC
6.125% due 12/15/2025 •(e)(f)		4,900	4,808
8.500% due 06/15/2030 •(e)(f)	GBP	6,800	8,569
9.625% due 12/15/2029 •(e)(f)		$7,200	7,823
BBVA Bancomer SA 8.125% due 01/08/2039 •(f)		4,500	4,560
BNP Paribas SA
8.000% due 08/22/2031 •(e)(f)		9,200	9,257
8.500% due 08/14/2028 •(e)(f)		8,300	8,522
BPCE SA 5.936% due 05/30/2035 •		250	249
CaixaBank SA 7.500% due 01/16/2030 •(e)(f)	EUR	4,200	4,683
Commerzbank AG
6.500% due 10/09/2029 •(e)(f)		2,400	2,526
7.875% due 10/09/2031 •(a)(e)(f)		4,200	4,495
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(e)(f)		7,600	7,065
4.875% due 06/29/2029 •(e)(f)		1,200	1,206
Corebridge Financial, Inc. 6.875% due 12/15/2052 •		$8,600	8,684
Credit Agricole SA
6.500% due 09/23/2029 •(e)(f)	EUR	3,500	3,755
7.250% due 09/23/2028 •(e)(f)		4,100	4,538
Credit Suisse AG AT1 Claim		$58,550	7,026
de Volksbank NV 7.000% due 12/15/2027 •(e)(f)	EUR	2,000	2,138
Deutsche Bank AG
4.789% due 04/30/2025 •(e)(f)		$3,200	3,042
8.125% due 10/30/2029 •(e)(f)	EUR	3,400	3,669
10.000% due 12/01/2027 •(e)(f)		4,400	5,075
DNB Bank ASA 7.375% due 05/30/2029 •(e)(f)		$5,300	5,298
Erste Group Bank AG
4.250% due 10/15/2027 •(e)(f)	EUR	7,200	6,978
7.000% due 04/15/2031 •(e)(f)		7,000	7,375
8.500% due 10/15/2028 •(e)(f)		2,200	2,538
Global Atlantic Fin Co. 7.950% due 10/15/2054 •		$3,650	3,678
HSBC Holdings PLC 6.375% due 03/30/2025 •(e)(f)(h)		10,200	10,183
ING Groep NV
4.250% due 05/16/2031 •(e)(f)		2,800	2,187

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2024 (Unaudited)

6.500% due 04/16/2025 •(e)(f)(h)		10,448	10,367
8.000% due 05/16/2030 •(e)(f)		10,800	11,027
Intesa Sanpaolo SpA
5.875% due 09/01/2031 •(e)(f)	EUR	2,150	2,203
7.700% due 09/17/2025 •(e)(f)		$9,200	9,199
9.125% due 09/07/2029 •(e)(f)	EUR	8,300	9,833
KBC Group NV
4.250% due 10/24/2025 •(e)(f)		2,200	2,288
8.000% due 09/05/2028 •(e)(f)		6,200	7,051
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		$6,200	5,809
4.300% due 02/01/2061		4,600	2,868
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(e)(f)		11,660	11,685
8.000% due 09/27/2029 •(e)(f)		11,600	11,887
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(e)(f)		7,100	7,646
Nationwide Building Society 5.875% due 12/20/2024 •(e)(f)	GBP	400	503
NatWest Group PLC
6.000% due 12/29/2025 •(e)(f)		$11,800	11,573
8.000% due 08/10/2025 •(e)(f)		9,000	9,068
8.125% due 11/10/2033 •(e)(f)		5,400	5,469
Prudential Financial, Inc.
6.000% due 09/01/2052 •		7,200	7,119
6.500% due 03/15/2054 •		6,400	6,477
RCI Banque SA 5.500% due 10/09/2034 •(a)	EUR	4,000	4,278
Royal Bank of Canada 7.500% due 05/02/2084 •(f)		$14,900	15,404
Societe Generale SA
9.375% due 11/22/2027 •(e)(f)		3,200	3,244
10.000% due 11/14/2028 •(e)(f)		4,100	4,264
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(e)(f)		8,200	8,167
Svenska Handelsbanken AB 4.375% due 03/01/2027 •(e)(f)		2,800	2,604
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •		2,800	2,777
Textron Financial Corp. 7.319% (TSFR3M + 1.997%) due 02/15/2067 ~		6,942	6,122
Toronto-Dominion Bank
7.250% due 07/31/2084 •(a)(f)		2,200	2,200
8.125% due 10/31/2082 •(f)(h)		10,200	10,596
UBS Group AG
4.875% due 02/12/2027 •(e)(f)		6,900	6,336
9.250% due 11/13/2028 •(e)(f)		3,200	3,451
9.250% due 11/13/2033 •(e)(f)		9,100	10,214
USB Realty Corp. 6.737% (US0003M + 1.147%) due 01/15/2027 ~(e)(h)		6,567	5,057
Virgin Money U.K. PLC 11.000% due 12/08/2028 •(e)(f)	GBP	5,100	7,239
Voya Financial, Inc. 4.700% due 01/23/2048 •		$2,700	2,352

			444,165

INDUSTRIALS 1.7%
Enbridge, Inc.
7.375% due 03/15/2055 •		2,200	2,210
7.625% due 01/15/2083 •		2,100	2,152
8.500% due 01/15/2084 •		2,659	2,873
Enterprise Products Operating LLC 5.375% due 02/15/2078 •		1,000	937
South Jersey Industries, Inc. 5.020% due 04/15/2031		6,900	5,441
Volkswagen International Finance NV
7.500% due 09/06/2028 •(e)	EUR	900	1,043
7.875% due 09/06/2032 •(e)		900	1,091

			15,747

UTILITIES 6.3%
AES Andes SA 8.150% due 06/10/2055 •		$1,300	1,302
AES Corp. 7.600% due 01/15/2055 •		2,100	2,127
American Electric Power Co., Inc.
6.950% due 12/15/2054 •		2,300	2,294
7.050% due 12/15/2054 •		2,300	2,296
BP Capital Markets PLC 6.450% due 12/01/2033 •(e)		10,600	10,915
British Telecommunications PLC 4.250% due 11/23/2081 •		5,000	4,739
Dominion Energy, Inc.
6.875% due 02/01/2055 •		2,000	2,042

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2024 (Unaudited)

7.000% due 06/01/2054 •	4,300	4,485
Electricite de France SA 9.125% due 03/15/2033 •(e)	8,000	8,721
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •	9,000	9,019
6.750% due 06/15/2054 •	8,700	8,772

		56,712

Total Corporate Bonds & Notes (Cost $510,174)		516,624

U.S. GOVERNMENT AGENCIES 0.5%
Farm Credit Bank 7.750% due 06/15/2029 •(e)	4,500	4,562

Total U.S. Government Agencies (Cost $4,500)		4,562

	SHARES
PREFERRED SECURITIES 37.9%
BANKING & FINANCE 34.1%
Aircastle Ltd. 5.250% due 06/15/2026 •(e)	4,600,000	4,426
Ally Financial, Inc. 4.700% due 05/15/2028 •(e)	5,200,000	4,177
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	5,000,000	4,756
American Express Co. 3.550% due 09/15/2026 •(e)	6,550,000	6,110
Banco Santander SA 4.375% due 01/14/2026 •(e)(f)	1,600,000	1,645
Bank of America Corp. 5.875% due 03/15/2028 •(e)	33,810,000	33,673
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(e)	2,000,000	1,830
CaixaBank SA
5.875% due 10/09/2027 •(e)(f)	4,400,000	4,621
8.250% due 03/13/2029 •(e)(f)	5,200,000	5,926
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)	4,100,000	3,780
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	13,400,000	11,457
5.000% due 12/01/2027 •(e)(h)	6,275,000	5,737
Citigroup, Inc.
7.125% due 08/15/2029 •(e)	9,100,000	9,097
7.375% due 05/15/2028 •(e)	6,200,000	6,375
7.625% due 11/15/2028 •(e)	8,100,000	8,439
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(e)	2,265,000	2,031
Compeer Financial ACA 4.875% due 08/15/2026 •(e)	5,000,000	4,850
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	10,000,000	9,401
Discover Financial Services 5.500% due 10/30/2027 •(e)	2,600,000	2,245
Dresdner Funding Trust 8.151% due 06/30/2031	2,900,000	3,148
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(e)	7,000,000	6,580
Goldman Sachs Group, Inc.
7.500% due 05/10/2029 •(e)	8,000,000	8,241
8.461% (TSFR3M + 3.136%) due 07/29/2024 ~(e)	9,500,000	9,531
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(e)	3,513,000	4,600
JPMorgan Chase & Co.
4.200% due 09/01/2026 (e)	67,300	1,285
4.600% due 02/01/2025 •(e)(h)	19,000,000	18,777
4.625% due 06/01/2026 (e)	179,500	3,759
6.875% due 06/01/2029 •(e)	13,300,000	13,772
MetLife Capital Trust 7.875% due 12/15/2067	6,100,000	6,549
Morgan Stanley
4.875% due 01/15/2025 (e)	116,700	2,600
5.850% (US0003M + 3.491%) due 04/15/2027 ~(e)	302,306	7,509
5.875% due 09/15/2026 ~(e)	2,400,000	2,365
8.761% (TSFR3M + 3.422%) due 12/15/2025 ~(e)	4,000,000	4,152
Nationwide Building Society 10.250% ~(e)	47,604	7,865
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(e)	15,200,000	13,651
6.250% due 03/15/2030 •(e)	6,000,000	5,850
State Street Corp. 6.700% due 03/15/2029 •(e)	6,900,000	6,932

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2024 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(e)	11,739,725	13,662
SVB Financial Group
4.100% due 02/15/2031 ^(b)(e)	28,200,000	216
4.700% due 11/15/2031 ^(b)(e)	10,000,000	49
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(e)	335,600	8,561
Truist Financial Corp.
5.100% due 03/01/2030 •(e)(h)	5,500,000	5,168
8.703% (TSFR3M + 3.364%) due 12/15/2024 ~(e)	4,500,000	4,544
U.S. Bancorp 5.300% due 04/15/2027 •(e)	4,700,000	4,564
Wells Fargo & Co.
4.250% due 09/15/2026 (e)	134,600	2,526
4.750% due 03/15/2025 (e)	67,400	1,376
7.625% due 09/15/2028 •(e)	7,700,000	8,215

		306,623

INDUSTRIALS 0.3%
Energy Transfer LP 6.750% due 05/15/2025 •(e)	2,560,000	2,549

UTILITIES 3.5%
Edison International 5.000% due 12/15/2026 •(e)	8,200,000	7,834
Energy Transfer LP 7.125% due 05/15/2030 •(e)	12,000,000	11,899
SCE Trust 7.500% due 11/22/2028 (e)	168,700	4,415
Sempra Energy 4.875% due 10/15/2025 •(e)	7,700,000	7,560

		31,708

Total Preferred Securities (Cost $386,600)		340,880

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (g) 0.4%		3,235

U.S. TREASURY BILLS 0.2%
5.383% due 07/30/2024 - 08/29/2024 (c)(d)	1,520	1,511

Total Short-Term Instruments (Cost $4,746)		4,746

Total Investments in Securities (Cost $906,020)		866,812

	SHARES
INVESTMENTS IN AFFILIATES 7.1%
SHORT-TERM INSTRUMENTS 7.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III	6,563,218	63,854

Total Short-Term Instruments (Cost $63,831)		63,854

Total Investments in Affiliates (Cost $63,831)		63,854

Total Investments 103.5% (Cost $969,851)		$930,666
Financial Derivative Instruments (i)(j) 0.2%(Cost or Premiums, net $(4,973))		1,674
Other Assets and Liabilities, net (3.7)%		(33,131)

Net Assets 100.0%		$899,209

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$3,235	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(2,817)	$3,235	$3,236
U.S. Treasury Notes 3.875% due 01/15/2026	(483)

Total Repurchase Agreements	$(3,300)	$3,235	$3,236

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.762%	05/17/2024	07/08/2024	$(1,796)	$(1,809)
5.862	04/08/2024	07/08/2024	(16,621)	(16,848)
BPS	5.900	04/04/2024	07/03/2024	(4,723)	(4,791)
JPS	5.300	06/14/2024	08/02/2024	(1,510)	(1,513)
5.784	06/28/2024	09/27/2024	(12,848)	(12,855)

Total Reverse Repurchase Agreements	$(37,816)

(h)	Securities with an aggregate market value of $42,749 and cash of $270 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(10,902) at a weighted average interest rate of 5.807%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	359	$73,315	$162	$0	$(8)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	116	13,170	168	0	(56)
U.S. Treasury Long-Term Bond September Futures	09/2024	22	2,593	(26)	0	(16)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	444	55,653	448	0	(735)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2024 (Unaudited)

United Kingdom Long Gilt September Futures	09/2024	31	3,823	13	1	(17)

$765	$1	$(832)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	280	$(34,916)	$(228)	$45	$(12)
Euro-Bund September Futures	09/2024	70	(9,867)	(80)	32	(2)
Euro-Buxl 30-Year Bond September Futures	09/2024	62	(8,648)	(204)	89	(13)
Euro-Schatz September Futures	09/2024	15	(1,698)	(7)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	515	(54,888)	(362)	56	0
U.S. Treasury 10-Year Note September Futures	09/2024	298	(32,775)	(262)	79	0

$(1,143)	$302	$(27)

Total Futures Contracts	$(378)	$303	$(859)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(2)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	6,500	$15	$(31)	$(16)	$0	$0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	6,200	(35)	4	(31)	8	0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	5,900	(94)	153	59	25	0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	3,600	(74)	209	135	38	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$4,000	(47)	19	(28)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	20,000	(4,738)	(2,198)	(6,936)	0	(275)

Total Swap Agreements	$(4,973)	$(1,844)	$(6,817)	$71	$(284)

Cash of $5,611 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin asset of $10 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	EUR	48,778	$52,953	$715	$0
BPS	07/2024	25,891	28,030	302	0
07/2024	GBP	23,025	29,412	306	0
07/2024	$322	AUD	484	0	0
07/2024	973	GBP	765	0	(6)
08/2024	AUD	483	$322	0	0
08/2024	$2,318	EUR	2,165	4	0
CBK	07/2024	EUR	2,830	$3,036	5	0
07/2024	GBP	1,520	1,933	12	0
07/2024	$1,349	EUR	1,256	0	(4)
08/2024	EUR	737	$790	0	0
FAR	07/2024	AUD	483	322	0	(1)
07/2024	EUR	59,467	64,769	1,082	0
MBC	07/2024	$33,731	EUR	31,545	52	0
07/2024	968	GBP	762	0	(5)
08/2024	EUR	31,545	$33,780	0	(52)
08/2024	GBP	664	840	1	0
RBC	07/2024	$29,189	GBP	23,018	0	(92)
08/2024	GBP	23,018	$29,194	92	0
SCX	07/2024	$113,194	EUR	105,650	0	(47)
08/2024	EUR	105,650	$113,361	49	0
SSB	07/2024	1,485	1,611	20	0

Total Forward Foreign Currency Contracts	$2,640	$(207)

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$443,865	$300	$444,165
Industrials	0	15,747	0	15,747
Utilities	0	56,712	0	56,712
U.S. Government Agencies	0	4,562	0	4,562
Preferred Securities
Banking & Finance	27,616	279,007	0	306,623
Industrials	0	2,549	0	2,549
Utilities	4,415	27,293	0	31,708
Short-Term Instruments
Repurchase Agreements	0	3,235	0	3,235
U.S. Treasury Bills	0	1,511	0	1,511

	$32,031	$834,481	$300	$866,812
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,854	$0	$0	$63,854

Total Investments	$95,885	$834,481	$300	$930,666

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	168	206	0	374
Over the counter	0	2,640	0	2,640

	$168	$2,846	$0	$3,014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(1,099)	0	(1,143)
Over the counter	0	(207)	0	(207)

	$(44)	$(1,306)	$0	$(1,350)

Total Financial Derivative Instruments	$124	$1,540	$0	$1,664

Totals	$96,009	$836,021	$300	$932,330

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.1% ¤
CORPORATE BONDS & NOTES 13.3%
BANKING & FINANCE 9.8%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$150	$149
3.000% due 10/29/2028		300	273
3.300% due 01/30/2032		300	258
American Honda Finance Corp.
5.000% due 05/23/2025		1,600	1,594
5.914% due 02/12/2025 •		1,300	1,302
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,560
3.800% due 08/15/2029		$881	819
Athene Global Funding 5.620% due 05/08/2026		1,300	1,302
Aviation Capital Group LLC 5.500% due 12/15/2024		400	399
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	9
Bank of America Corp.
1.734% due 07/22/2027 •		100	93
5.933% due 09/15/2027 •		2,000	2,022
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	805
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,000	1,005
Barclays PLC
4.337% due 01/10/2028		200	193
4.972% due 05/16/2029 •		200	196
5.875% due 09/15/2024 •(f)(g)	GBP	200	252
Citibank NA 5.488% due 12/04/2026		$500	503
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		1,374	165
Discover Bank 4.650% due 09/13/2028		400	384
Equinix, Inc. 1.550% due 03/15/2028		500	437
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	451
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	181
4.389% due 01/08/2026		200	196
5.800% due 03/05/2027		800	800
5.800% due 03/08/2029		300	299
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		500	497
5.798% due 08/10/2026 •		2,200	2,201
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		400	402
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	2,047
GSPA Monetization Trust 6.422% due 10/09/2029		23	23
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	285
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,312
4.292% due 09/12/2026 •		472	464
Jackson National Life Global Funding 5.600% due 04/10/2026		1,100	1,098
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	2,880
5.040% due 01/23/2028 •		500	497
JPMorgan Chase Bank NA 5.110% due 12/08/2026		800	800
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(b)		500	498
Morgan Stanley
1.512% due 07/20/2027 •		1,500	1,387
6.138% due 10/16/2026 •		100	101
Morgan Stanley Bank NA 5.882% due 10/30/2026		1,600	1,620
NatWest Group PLC 2.875% due 09/19/2026 •	GBP	158	193
Nomura Holdings, Inc.
1.851% due 07/16/2025		$1,255	1,206

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

2.679% due 07/16/2030		1,491	1,269
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	5,217	596
Nykredit Realkredit AS
1.000% due 04/01/2025		13,700	1,937
1.500% due 10/01/2052		13,298	1,518
Realkredit Danmark AS
1.000% due 04/01/2025		15,600	2,202
1.500% due 10/01/2053		7,936	906
Royal Bank of Canada 4.875% due 01/19/2027		$1,300	1,292
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	203
UBS Group AG
3.750% due 03/26/2025		500	493
4.751% due 05/12/2028 •		2,400	2,351
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,355
1.741% due 05/04/2030 •		700	685
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		$1,200	1,206

			49,171

INDUSTRIALS 2.6%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		700	630
Carrier Global Corp. 4.375% due 05/29/2025	EUR	300	323
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		$700	647
DAE Funding LLC
2.625% due 03/20/2025		500	487
3.375% due 03/20/2028		600	552
Dell International LLC 4.900% due 10/01/2026		78	77
Hyundai Capital America 6.512% due 08/04/2025 •		1,600	1,607
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		1,238	1,219
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,190	2,104
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	958
MPLX LP 2.650% due 08/15/2030		$900	776
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,177	1,142
4.345% due 09/17/2027		1,741	1,663
4.810% due 09/17/2030		500	465
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		800	736

			13,386

UTILITIES 0.9%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,747
4.550% due 07/01/2030		800	758
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		200	200
Rio Oil Finance Trust 8.200% due 04/06/2028		333	338
Southern California Edison Co.
4.875% due 02/01/2027		600	596
5.150% due 06/01/2029		800	800

			4,439

Total Corporate Bonds & Notes (Cost $71,106)			66,996

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		72	75
6.725% due 04/01/2035		157	165

Total Municipal Bonds & Notes (Cost $236)			240

U.S. GOVERNMENT AGENCIES 27.6%
Fannie Mae
2.349% due 01/25/2031 ~(a)		392	28
4.500% due 09/25/2040		649	609
6.323% due 12/01/2034 •		24	25
7.169% due 03/01/2034 •		8	8

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Freddie Mac
3.000% due 09/01/2032		1,512	1,432
3.500% due 07/15/2042		976	892
4.000% due 01/01/2048 - 03/01/2049		437	407
6.500% due 05/01/2035		21	22
Ginnie Mae
3.750% due 11/20/2044 •		123	122
5.794% due 08/20/2047 •		70	67
6.473% due 04/20/2068 •		469	478
U.S. Small Business Administration
5.490% due 03/01/2028		5	5
6.020% due 08/01/2028		38	38
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		311	302
3.500% due 02/01/2043 - 09/01/2048		2,993	2,701
4.500% due 07/01/2052 - 12/01/2053		12,378	11,686
5.000% due 02/01/2053		968	937
6.000% due 08/01/2036 - 04/01/2041		211	216
6.500% due 09/01/2036		28	29
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054		50	47
5.000% due 08/01/2054		29,400	28,412
5.500% due 08/01/2054		27,800	27,417
6.000% due 08/01/2054		34,900	34,986
6.500% due 08/01/2054		27,500	27,975

Total U.S. Government Agencies (Cost $139,265)			138,841

U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Bonds
3.875% due 05/15/2043 (l)		1,500	1,354
4.125% due 08/15/2053 (l)		1,000	931
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (j)(l)		8,431	8,347
0.125% due 04/15/2025 (j)		1,456	1,417
0.125% due 10/15/2025 (l)		967	935
0.125% due 02/15/2051 (l)		2,168	1,255
0.125% due 02/15/2052 (l)		450	256
0.250% due 01/15/2025 (l)		10,060	9,852
0.375% due 07/15/2025 (j)(l)		10,841	10,569
0.625% due 01/15/2026 (l)		1,451	1,405
0.625% due 07/15/2032 (l)		1,619	1,452
0.625% due 02/15/2043 (j)		856	643
1.125% due 01/15/2033 (l)		947	877
1.375% due 07/15/2033 (l)		619	585
2.125% due 04/15/2029		5,676	5,685

Total U.S. Treasury Obligations (Cost $47,125)			45,563

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust 5.078% due 01/25/2036 ~		530	403
American Home Mortgage Assets Trust
5.650% due 10/25/2046 •		119	65
6.750% due 11/25/2046 þ		126	107
Atrium Hotel Portfolio Trust 7.126% due 12/15/2036 •		2,300	2,225
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	2,168	2,741
Banc of America Funding Trust 4.789% due 09/20/2046 ~		$449	386
Bear Stearns ALT-A Trust
5.310% due 05/25/2035 ~		20	18
5.780% due 08/25/2036 •		78	66
Beast Mortgage Trust 7.079% due 02/15/2037 •		4,600	3,420
BX Trust 6.078% due 04/15/2039 •		961	943
Chase Mortgage Finance Trust 4.360% due 09/25/2036 ~		123	95
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		11	10
6.170% due 09/25/2062 þ		2,720	2,721
CitiMortgage Alternative Loan Trust 6.000% due 04/25/2037 •		166	141
Commercial Mortgage Trust 3.545% due 02/10/2036		1,800	1,702
Countrywide Alternative Loan Trust
5.500% due 06/25/2025		222	175
5.500% due 05/25/2035		319	250
5.500% due 11/25/2035		86	48
5.700% due 12/25/2046 •		717	606
6.000% due 12/25/2035		299	215
6.000% due 05/25/2036		49	24
6.250% due 08/25/2036		657	371
7.000% due 10/25/2037		103	36

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037		230	110
6.000% due 02/25/2037		243	118
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		1,452	1,255
4.840% due 06/25/2050 ~		596	512
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.840% due 02/25/2037 •		547	454
5.960% due 02/25/2035 «•		31	29
First Horizon Alternative Mortgage Securities Trust 5.660% due 06/25/2036 ~		319	243
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		3,300	3,307
HarborView Mortgage Loan Trust 5.863% due 12/19/2036 •		277	213
Impac CMB Trust 6.100% due 03/25/2035 •		104	97
IndyMac INDX Mortgage Loan Trust
5.860% due 11/25/2046 •		644	576
5.940% due 07/25/2035 •		179	161
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,500	2,971
4.248% due 07/05/2033		1,700	1,575
6.517% due 07/05/2033 •		766	732
6.826% due 12/15/2031 •		198	179
JP Morgan Mortgage Trust
4.150% due 07/27/2037 ~		73	66
5.750% due 01/25/2036		11	5
Lehman Mortgage Trust 6.000% due 11/25/2036 •		173	84
Lehman XS Trust 5.910% due 08/25/2046 •		309	295
Luminent Mortgage Trust 4.353% due 04/25/2036 ~		3,317	2,172
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~		526	490
MASTR Asset Securitization Trust 6.000% due 06/25/2036		113	64
Merrill Lynch Alternative Note Asset Trust
5.860% due 03/25/2037 •		2,209	536
6.000% due 03/25/2037 «		53	18
Merrill Lynch Mortgage Investors Trust
4.985% due 04/25/2035 «~		8	7
5.679% due 02/25/2036 ~		2	2
MFA Trust 6.775% due 10/25/2058 þ		1,051	1,057
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		83	34
MortgageIT Mortgage Loan Trust 5.980% due 12/25/2035 «•		170	159
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		1,011	958
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		27	14
Nomura Resecuritization Trust 6.360% due 07/25/2036 •		2,205	2,105
NovaStar Mortgage Funding Trust 0.536% due 09/25/2046 •		643	216
OBX Trust 7.159% due 10/25/2063 þ		1,575	1,607
PRET LLC 7.021% due 02/25/2054 þ		826	824
Prime Mortgage Trust 6.000% due 06/25/2036 «		1	1
Residential Accredit Loans, Inc. Trust
5.780% due 01/25/2037 •		1,484	1,260
5.960% due 08/25/2037 •		13	11
6.000% due 01/25/2037		31	24
6.000% due 03/25/2037 «		79	61
6.020% due 10/25/2037 ~		295	241
Residential Funding Mortgage Securities, Inc. Trust 5.440% due 04/25/2037 ~		152	126
Sequoia Mortgage Trust 3.914% due 09/20/2046 ~		85	57
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		267	255
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	600	761
Structured Adjustable Rate Mortgage Loan Trust
5.206% due 03/25/2036 ~		$34	26
5.759% due 08/25/2035 «~		30	16
Thornburg Mortgage Securities Trust
3.479% due 03/25/2044 ~		35	34
5.664% due 12/25/2044 «~		73	66
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	1,300	1,646

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$322	313
3.368% due 10/25/2057 ~		1,479	1,233
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	600	760
Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,058	990
5.811% due 05/25/2068 þ		1,083	1,078
6.443% due 08/25/2068 þ		1,552	1,554
6.476% due 06/25/2068 þ		1,037	1,040
6.665% due 09/25/2068 þ		1,348	1,360
WaMu Mortgage Pass-Through Certificates Trust
4.343% due 06/25/2037 ~		113	94
4.597% due 10/25/2035 ~		17	15
4.736% due 06/25/2037 ~		116	98
4.846% due 12/25/2035 ~		159	143
5.399% due 01/25/2035 ~		39	34
6.000% due 12/25/2045 •		13	12
6.100% due 08/25/2045 •		2,946	2,835
6.153% due 02/25/2046 •		52	45
6.223% due 01/25/2046 •		4,336	3,641
6.240% due 01/25/2045 •		537	504
Washington Mutual Mortgage Pass-Through Certificates Trust
3.917% due 09/25/2036 •		478	126
5.903% due 02/25/2047 •		674	581
5.960% due 02/25/2036 •		475	378
6.093% due 04/25/2046 •		58	45
Wells Fargo Mortgage-Backed Securities Trust 6.269% due 09/25/2036 ~		4	3

Total Non-Agency Mortgage-Backed Securities (Cost $66,864)			61,480

ASSET-BACKED SECURITIES 34.4%
Aames Mortgage Investment Trust 6.450% due 07/25/2035 •		83	83
ACHV ABS Trust
6.810% due 11/25/2030		57	57
7.240% due 11/25/2030		400	402
Aegis Asset-Backed Securities Trust 6.195% due 08/25/2035 •		4,370	3,515
Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		3,200	3,187
7.729% due 05/15/2037 •		1,200	1,198
8.229% due 05/15/2037 •		1,200	1,195
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.120% due 11/25/2035 •		1,562	1,503
Asset-Backed Securities Corp. Home Equity Loan Trust 6.270% due 06/25/2034 •		784	794
Atlas Senior Loan Fund Ltd. 7.536% due 07/20/2032 •		2,500	2,502
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		2,000	1,964
3.350% due 09/22/2025		150	150
5.900% due 08/21/2028		1,300	1,317
6.120% due 04/20/2027		3,300	3,328
Barings CLO Ltd. 6.540% due 04/15/2031 •		2,341	2,344
Bear Stearns Asset-Backed Securities Trust
6.510% due 08/25/2037 •		538	469
7.060% due 08/25/2037 •		3,000	2,486
Blackrock European CLO DAC 4.526% due 10/15/2031 •	EUR	2,037	2,176
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •		$1,326	1,328
BNPP AM Euro CLO DAC 4.556% due 10/15/2031 •	EUR	354	378
Cairn CLO DAC 4.535% due 01/31/2030 •		897	961
Carlyle Euro CLO DAC 4.718% due 08/15/2032 •		1,199	1,283
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •		$1,633	1,637
CarMax Auto Owner Trust
5.300% due 03/15/2027		2,300	2,296
6.233% due 12/15/2025 •		185	186
Carvana Auto Receivables Trust
4.600% due 07/15/2026		344	344
5.380% due 03/12/2029		600	601
5.420% due 04/10/2028		1,000	998
5.980% due 08/10/2026		201	201
6.410% due 09/10/2027		773	775
CBAM Ltd.
6.599% due 04/17/2031 •		2,279	2,281
6.706% due 04/20/2032 •		1,000	1,001
Centex Home Equity Loan Trust 6.105% due 03/25/2034 «•		74	71

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Citigroup Mortgage Loan Trust
5.650% due 05/25/2037 •		808	528
5.780% due 09/25/2036 •		2,747	2,058
5.910% due 10/25/2036 •		118	118
5.940% due 08/25/2036 •		1,000	895
5.940% due 11/25/2036 •		3,100	2,862
5.980% due 03/25/2036 •		1,041	930
6.360% due 09/25/2035 •		1,370	1,289
7.250% due 05/25/2036 þ		92	46
Citizens Auto Receivables Trust
5.110% due 04/17/2028		300	299
5.430% due 10/15/2026		500	499
Countrywide Asset-Backed Certificates Trust
5.860% due 02/25/2037 •		254	230
6.200% due 08/25/2047 •		247	236
Countrywide Partnership Trust 6.360% due 02/25/2035 •		3,602	3,490
CPS Auto Receivables Trust 5.710% due 09/15/2027		441	441
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,873	328
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	1,506	1,610
4.547% due 07/21/2030 •		784	840
4.556% due 10/15/2031 •		3,565	3,813
5.091% due 10/23/2034 •		1,395	1,494
DT Auto Owner Trust 6.290% due 08/16/2027		$1,582	1,586
ECMC Group Student Loan Trust 6.450% due 07/25/2069 •		363	362
Ellington Loan Acquisition Trust 6.560% due 05/25/2037 •		1,171	1,128
Encore Credit Receivables Trust 6.195% due 09/25/2035 •		20	20
Exeter Automobile Receivables Trust 6.320% due 03/15/2027		1,700	1,706
First Franklin Mortgage Loan Trust
5.740% due 03/25/2037 •		1,837	945
5.770% due 09/25/2036 •		105	98
6.180% due 11/25/2035 •		475	429
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		2,558	2,532
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		1,157	1,160
Fremont Home Loan Trust
5.600% due 11/25/2036 •		306	175
5.760% due 10/25/2036 •		1,030	410
5.800% due 02/25/2037 •		943	306
6.195% due 01/25/2035 •		102	99
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		779	780
Gallatin CLO Ltd. 7.240% due 07/15/2031 •		1,200	1,201
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027		2,300	2,297
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,007
6.270% due 08/16/2027		1,359	1,363
GSAA Home Equity Trust
5.600% due 03/25/2036 •		193	62
6.100% due 04/25/2047 •		377	164
6.795% due 06/25/2036 þ		347	86
GSAMP Trust
5.550% due 01/25/2037 •		1,443	852
5.660% due 12/25/2046 •		139	68
5.720% due 12/25/2046 •		1,364	704
5.920% due 01/25/2037 •		410	336
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		600	600
Harvest CLO DAC 4.577% due 10/20/2031 •	EUR	3,027	3,237
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$900	875
5.490% due 06/25/2027		500	500
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •		276	205
HSI Asset Securitization Corp. Trust 5.940% due 11/25/2035 •		1,842	1,676
JP Morgan Mortgage Acquisition Trust
5.670% due 10/25/2036 •		115	113
6.060% due 07/25/2036 •		6,824	6,446
Jubilee CLO DAC
4.506% due 04/15/2030 •	EUR	1,345	1,442
4.556% due 04/15/2031 •		900	959
Long Beach Mortgage Loan Trust 5.900% due 02/25/2036 •		$409	397

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	979
4.586% due 10/15/2030 •		225	241
5.606% due 10/15/2032 •		2,200	2,317
Marlette Funding Trust
5.180% due 11/15/2032		$7	7
5.950% due 11/15/2032		1,000	998
6.070% due 04/15/2033		498	498
Master Credit Card Trust 6.183% due 01/21/2027 •		3,100	3,113
Merrill Lynch Mortgage Investors Trust 5.980% due 02/25/2037 •		2,331	666
MF1 Ltd. 7.089% due 02/19/2037 •		2,700	2,653
Morgan Stanley ABS Capital, Inc. Trust
5.675% due 03/25/2037 •		786	305
6.390% due 07/25/2035 •		591	569
Mountain View CLO LLC 6.679% due 10/16/2029 •		248	248
Navient Private Education Loan Trust 7.043% due 10/15/2031 •		760	762
Nelnet Student Loan Trust
6.193% due 04/20/2062 •		1,237	1,229
6.640% due 02/20/2041		227	227
7.533% due 02/20/2041 •		227	227
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ		245	52
NovaStar Mortgage Funding Trust 5.660% due 09/25/2037 •		377	363
OCP CLO Ltd. 6.706% due 07/20/2029 •		495	496
Option One Mortgage Loan Trust
6.000% due 01/25/2036 •		2,014	1,833
6.240% due 02/25/2035 •		322	301
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		192	191
4.970% due 01/15/2030		132	132
6.060% due 03/15/2030		684	684
6.159% due 05/15/2030		46	46
7.128% due 06/16/2031		192	193
Palmer Square European Loan Funding DAC 4.626% due 10/15/2031 •	EUR	3,003	3,200
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.435% due 07/25/2035 •		$1,400	1,168
7.185% due 02/25/2035 •		4,155	3,661
PFP Ltd. 7.605% due 08/19/2035 •		2,400	2,404
PRET LLC
2.487% due 07/25/2051 þ		1,124	1,107
3.721% due 07/25/2051 þ		1,572	1,546
Reach ABS Trust 7.050% due 02/18/2031		187	187
Ready Capital Mortgage Financing LLC 7.897% due 10/25/2039 •		2,317	2,329
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		230	95
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		297	287
4.320% due 09/25/2030		330	323
5.380% due 11/25/2030		843	839
7.130% due 01/26/2032		413	415
Residential Asset Securities Corp. Trust
6.040% due 06/25/2033 •		63	57
6.120% due 12/25/2035 •		1,479	1,427
6.420% due 01/25/2036 •		5,075	4,682
Saxon Asset Securities Trust 5.910% due 09/25/2036 •		1,700	1,315
SBNA Auto Lease Trust 5.390% due 11/20/2026		2,600	2,596
SCCU Auto Receivables Trust 5.700% due 10/16/2028		1,300	1,308
Securitized Asset-Backed Receivables LLC Trust 6.180% due 10/25/2035 •		1,509	1,244
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		610	609
SLM Private Education Loan Trust 10.193% due 10/15/2041 •		1,822	1,906
SMB Private Education Loan Trust
0.000% due 07/05/2053 •		1,000	995
1.070% due 01/15/2053		1,516	1,338
2.340% due 09/15/2034		350	345
6.173% due 01/15/2053 •		1,612	1,601
6.883% due 11/15/2052 •		432	438
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		681	638

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Sound Point CLO Ltd. 6.565% due 07/25/2030 •		944	944
Soundview Home Loan Trust
5.925% due 02/25/2036 •		779	712
6.760% due 10/25/2037 •		437	323
Specialty Underwriting & Residential Finance Trust 5.411% due 12/25/2036 •		296	281
Starwood Mortgage Trust 7.133% due 11/15/2038 •		4,300	4,136
Theorem Funding Trust 7.600% due 04/15/2029		843	850
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		1,880	1,871
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		844	846
Upstart Pass-Through Trust 3.800% due 04/20/2030		533	521
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		224	219
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,134	1,138
Westlake Automobile Receivables Trust 6.230% due 01/15/2027		2,808	2,813

Total Asset-Backed Securities (Cost $181,028)			173,387

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	14,300	2,368
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	16,744	771
3.000% due 12/03/2026 (e)		1,626	82
4.000% due 11/30/2028 (e)		5,161	264

Total Sovereign Issues (Cost $3,601)			3,485

SHORT-TERM INSTRUMENTS 33.8%
COMMERCIAL PAPER 3.6%
Constellation Brands, Inc. 5.640% due 07/15/2024		$400	399
Crown Castle, Inc. 5.840% due 08/01/2024		2,400	2,387
Global Payments, Inc. 5.970% due 07/01/2024		2,500	2,499
Keurig Dr Pepper, Inc. 5.520% due 08/01/2024		2,650	2,636
L3Harris Technologies, Inc. 5.550% due 07/29/2024		2,450	2,438
Marriott International, Inc. 5.530% due 08/13/2024		2,450	2,432
Penske Truck Leasing Co. LP 5.530% due 07/12/2024		2,550	2,544
Southern California Edison Co. 5.600% due 07/12/2024		1,050	1,048
Targa Resources Corp. 6.000% due 07/08/2024		1,200	1,198
VW Credit, Inc. 5.570% due 08/26/2024		800	793

			18,374

REPURCHASE AGREEMENTS (h) 30.2%			152,135

Total Short-Term Instruments (Cost $170,518)			170,509

Total Investments in Securities (Cost $679,743)			660,501

		SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short Asset Portfolio		3,845,724	37,511
PIMCO Short-Term Floating NAV Portfolio III		531,210	5,168

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $42,590)	42,679

Total Investments in Affiliates (Cost $42,590)	42,679

Total Investments 139.6% (Cost $722,333)	$703,180
Financial Derivative Instruments (i)(k) 1.0%(Cost or Premiums, net $15,779)	5,029
Other Assets and Liabilities, net (40.6)%	(204,331)

Net Assets 100.0%	$503,878

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.390%	06/28/2024	07/01/2024	$71,200	U.S. Treasury Notes 2.875% due 05/15/2032	$(72,314)	$71,200	$71,232
DEU	5.410	07/01/2024	07/02/2024	100	U.S. Treasury Bonds 5.375% due 02/15/2031	(103)	100	100
FICC	2.600	06/28/2024	07/01/2024	935	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(954)	935	935
SAL	5.400	06/28/2024	07/01/2024	9,100	U.S. Treasury Notes 0.750% due 03/31/2026	(9,295)	9,100	9,104
5.440	07/01/2024	07/02/2024	70,800	U.S. Treasury Notes 0.875% due 09/30/2026	(72,291)	70,800	70,800

Total Repurchase Agreements	$(154,957)	$152,135	$152,171

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(3) at a weighted average interest rate of 5.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	472	$96,391	$238	$0	$(11)
U.S. Treasury 5-Year Note September Futures	09/2024	309	32,933	156	0	(34)
U.S. Treasury 10-Year Note September Futures	09/2024	454	49,933	486	0	(121)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	265	30,086	249	0	(128)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	79	9,902	110	0	(131)

$1,239	$0	$(425)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	41	$(5,113)	$(51)	$7	$(2)
Euro-Bund September Futures	09/2024	14	(1,973)	(26)	6	0
Euro-Buxl 30-Year Bond September Futures	09/2024	5	(697)	(16)	7	(1)
U.S. Treasury Long-Term Bond September Futures	09/2024	4	(473)	1	4	0

$(92)	$24	$(3)

Total Futures Contracts	$1,147	$24	$(428)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Motors Co.	5.000%	Quarterly	12/20/2026	0.476%	$470	$92	$(41)	$51	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	550	66	17	83	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	300	1	0	1	0	0

$159	$(24)	$135	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$21	$(3)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	300	(15)	8	(7)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	400	(15)	2	(13)	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	1,500	102	(6)	96	0	(1)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	1	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	9	28	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	2,700	59	(1)	58	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	65,100	1,455	(103)	1,352	0	(6)

$1,584	$(69)	$1,515	$0	$(7)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	200	$(1)	$8	$7	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	2	2	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,215,000	(10)	4	(6)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$52,200	822	(150)	672	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026	15,400	152	86	238	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	38,600	(100)	546	446	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028	11,040	0	224	224	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	1,700	0	34	34	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	8,000	0	159	159	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	6,300	0	118	118	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	300	0	4	4	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		13,600	86	127	213	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		24,200	283	537	820	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		4,000	(2)	97	95	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		10,800	98	63	161	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	552	985	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		22,800	161	728	889	73	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	1,407	6,825	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,300	3,234	318	3,552	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		2,850	156	(119)	37	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(8)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	8	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	6	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	15	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	15	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	15	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	(2)	20	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(1)	(2)	(3)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		300	(1)	(1)	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		500	(2)	0	(2)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		500	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		500	(2)	9	7	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		700	(2)	9	7	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,600	(4)	17	13	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		500	(2)	11	9	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		500	(2)	(3)	(5)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		23,000	(325)	724	399	141	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		600	(2)	0	(2)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		300	(1)	(2)	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		15,600	3,502	1,802	5,304	131	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		8,290	400	1,052	1,452	130	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	400	(1)	(2)	(3)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,300	(2)	(7)	(9)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		300	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		300	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		300	0	1	1	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	106	42	15	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	600	(1)	23	22	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	21	20	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		700	(2)	(20)	(22)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		400	(1)	(12)	(13)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		400	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		400	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		300	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		400	(1)	6	5	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		400	(2)	23	21	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		900	(3)	55	52	0	(2)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(15)	(16)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		400	(2)	(16)	(18)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		400	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(4)	(5)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		400	(1)	10	9	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	(2)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	4	3	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		8,300	155	(189)	(34)	0	(18)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		3,600	(184)	187	3	9	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	20,700	0	(6)	(6)	2	0

							$14,139	$8,551	$22,690	$1,031	$(64)

Total Swap Agreements							$15,882	$8,458	$24,340	$1,032	$(71)

(j)	Securities with an aggregate market value of $5,462 and cash of $11,917 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	718		$440	$2	$0
	08/2024		$440	NZD	718	0	(2)
	10/2024		1,859	CNH	13,308	0	(21)
BOA	07/2024	EUR	177		$192	2	0
	07/2024	KRW	2,801,579		2,048	16	0
	07/2024	SGD	41		30	0	0
	07/2024		$414	PLN	1,652	0	(4)
	07/2024		728	SGD	983	0	(3)
	08/2024	SGD	41		$30	0	0
	09/2024	INR	22,776		272	0	(1)
BPS	07/2024	BRL	2,369		471	47	0
	07/2024	EUR	949		1,021	5	0
	07/2024	JPY	17,900		114	2	0
	07/2024	KRW	2,780,588		2,026	9	0
	07/2024	NZD	282		174	2	0
	07/2024		$3,402	AUD	5,106	4	0
	07/2024		426	BRL	2,369	0	(2)
	07/2024		350	IDR	5,735,237	1	0
	07/2024		101	ILS	375	0	(2)
	07/2024		952	NZD	1,549	0	(8)
	07/2024		986	PLN	3,917	0	(13)
	07/2024		2,372	SGD	3,217	0	0
	08/2024	AUD	5,106		$3,405	0	(4)
	08/2024	SGD	3,213		2,372	0	(1)
	09/2024	CNH	32,139		4,485	57	0
	09/2024	TWD	90,296		2,806	21	0
	09/2024		$753	INR	63,007	1	0
	10/2024	CNH	11,957		$1,670	18	0
	10/2024		$380	CNH	2,719	0	(4)
BRC	07/2024	AUD	236		$156	0	(1)
	07/2024	DKK	8,114		1,181	16	0
	07/2024	MXN	7,213		391	0	(3)
	07/2024	NOK	171		16	0	0
	07/2024	SGD	946		700	3	0
	07/2024		$295	CHF	262	0	(3)
	07/2024		601	PLN	2,402	0	(5)
	09/2024	MXN	13,631		$722	0	(14)
BSH	07/2024	BRL	7,700		1,527	149	0
	07/2024		$1,385	BRL	7,700	0	(8)
CBK	07/2024	BRL	13,924		$2,505	14	0
	07/2024	CHF	620		681	0	(9)
	07/2024	GBP	3,242		4,124	26	0
	07/2024	KRW	185,490		136	1	0
	07/2024		$2,555	BRL	13,924	0	(64)
	07/2024		1,058	PLN	4,197	0	(16)
	08/2024	BRL	13,970		$2,555	65	0
	09/2024	TWD	32,363		1,004	6	0
	09/2024		$3,402	INR	284,437	2	(1)
	09/2024		436	MXN	8,241	9	0
DUB	07/2024	AUD	195		$129	0	(1)
	07/2024	KRW	1,519,746		1,105	2	0
	07/2024		$1,048	PLN	4,119	0	(25)
	08/2024	BRL	1,431		$278	23	0
FAR	07/2024	AUD	4,675		3,115	0	(4)
	07/2024	EUR	26,784		29,172	488	0
	07/2024	NZD	1,380		842	1	0
	07/2024		$315	JPY	50,157	0	(3)
	07/2024		203	NZD	330	0	(2)
	08/2024	JPY	49,922		$315	3	0
	08/2024		$842	NZD	1,381	0	(1)
GLM	07/2024	BRL	12,900		$2,404	97	0
	07/2024	JPY	16,500		107	4	0
	07/2024	MXN	6,843		369	0	(5)
	07/2024		$2,389	BRL	12,900	0	(82)
	07/2024		647	PLN	2,557	0	(12)
	07/2024		1,800	ZAR	32,927	8	0
	08/2024		2,355	BRL	12,079	0	(202)
	09/2024		1,270	TRY	45,057	9	0
	04/2025	BRL	14,000		$2,515	88	0
	04/2025	DKK	9,600		1,419	18	0
JPM	07/2024	BRL	4,280		827	62	0
	07/2024	CHF	370		409	0	(3)
	07/2024	KRW	1,875,575		1,360	0	(1)
	07/2024	SGD	3,214		2,388	18	0
	07/2024		$771	BRL	4,280	0	(5)
	07/2024		4,962	CHF	4,453	0	(6)
	07/2024		1,757	DKK	12,246	1	0
	07/2024		92	IDR	1,490,044	0	(1)
	07/2024		249	ILS	922	0	(5)
	07/2024		397	PLN	1,553	0	(11)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	3,388	ZAR	62,371	36	0
08/2024	CHF	4,437	$4,962	6	0
08/2024	DKK	12,224	1,757	0	(1)
09/2024	TWD	52,935	1,644	12	0
09/2024	$350	BRL	1,912	0	(10)
09/2024	390	INR	32,640	1	0
09/2024	2,438	MXN	44,115	0	(55)
10/2024	CNH	18,340	$2,563	29	0
10/2024	$380	CNH	2,711	0	(5)
04/2025	BRL	300	$53	1	0
MBC	07/2024	CAD	7,499	5,507	26	0
07/2024	JPY	15,800	100	2	0
07/2024	$5,480	CAD	7,503	4	0
07/2024	12	NOK	133	0	0
08/2024	CAD	7,498	$5,480	0	(5)
08/2024	NOK	133	13	0	0
09/2024	TWD	7,453	232	2	0
MYI	07/2024	BRL	8,671	1,679	128	0
07/2024	EUR	195	209	0	0
07/2024	$1,560	BRL	8,671	0	(9)
07/2024	1,204	DKK	8,405	3	0
07/2024	949	NZD	1,548	0	(6)
08/2024	DKK	8,390	$1,204	0	(3)
09/2024	TWD	21,058	656	7	0
09/2024	$261	INR	21,787	0	0
04/2025	DKK	10,200	$1,506	17	0
RBC	07/2024	$4,111	GBP	3,242	0	(13)
08/2024	GBP	3,242	$4,112	13	0
SCX	07/2024	EUR	742	797	3	0
07/2024	IDR	164,120	10	0	0
07/2024	KRW	1,411,003	1,035	11	0
07/2024	$30,907	EUR	28,847	0	(13)
07/2024	ZAR	931	$51	0	(1)
08/2024	EUR	28,847	30,953	13	0
09/2024	CNH	12,852	1,791	21	0
09/2024	TWD	38,857	1,206	8	0
09/2024	$3,092	INR	258,806	4	0
TOR	07/2024	CHF	17	$18	0	0
07/2024	NZD	1,046	641	4	0
08/2024	$641	NZD	1,046	0	(4)
UAG	07/2024	CHF	3,711	$4,107	0	(24)
07/2024	DKK	12,561	1,824	21	0
07/2024	ILS	1,134	306	6	0
04/2025	DKK	9,500	1,401	15	0

Total Forward Foreign Currency Contracts	$1,693	$(707)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	31,000	$13	$19
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	31,000	18	23
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	30,900	27	49

Total Purchased Options	$58	$91

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	400	$(2)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	400	(2)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	500	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	300	(1)	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	300	(1)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	400	(1)	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	800	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	800	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	800	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	800	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	700	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	200	(1)	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	600	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	600	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	600	(1)	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.970		07/17/2024	600	(1)		(1)
	Call - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR	Receive	2.630		07/22/2024	500	(1)		(1)
	Put - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.940		07/22/2024	500	(1)		(1)
ULO	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR	Receive	2.570		07/25/2024	200	(1)		0
	Put - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.900		07/25/2024	200	(1)		(1)

Total Written Options									$(68)		$(49)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$378	$(92)	$69	$0	$(23)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	3,400	5.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	$40,484	$0	$173	$173	$0
BPS	Pay	S&P 500 Total Return Index	10,846	5.765% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/20/2024	106,033	0	(19,299)	0	(19,299)
GST	Pay	S&P 500 Total Return Index	10,521	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	125,275	0	531	531	0
	Pay	S&P 500 Total Return Index	904	5.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	10,764	0	46	46	0
	Pay	S&P 500 Total Return Index	709	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	8,442	0	36	36	0
JPM	Receive	ERAUSLT Index	115,895	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	67,575	0	(291)	0	(291)
	Pay	S&P 500 Total Return Index	10,568	5.900% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	103,997	0	(16,006)	0	(16,006)
	Receive	ERAUSLT Index	226,254	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	131,922	0	(558)	0	(558)
	Receive	ERAUSLT Index	519,252	5.760% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/20/2024	254,750	0	38,590	38,590	0
	Pay	S&P 500 Total Return Index	201	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	2,394	0	10	10	0
MYI	Pay	S&P 500 Total Return Index	4,947	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	58,905	0	251	251	0
RBC	Receive	ERAUSLT Index	5,972	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	3,482	0	(15)	0	(15)

								$0	$3,468	$39,637	$(36,169)

Total Swap Agreements								$(92)	$3,537	$39,637	$(36,192)

(l)

Securities with an aggregate market value of $28,542 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,171	$0	$49,171
Industrials	0	13,386	0	13,386
Utilities	0	4,439	0	4,439
Municipal Bonds & Notes
Illinois	0	240	0	240
U.S. Government Agencies	0	138,841	0	138,841
U.S. Treasury Obligations	0	45,563	0	45,563
Non-Agency Mortgage-Backed Securities	0	61,123	357	61,480
Asset-Backed Securities	0	173,316	71	173,387
Sovereign Issues	0	3,485	0	3,485
Short-Term Instruments
Commercial Paper	0	18,374	0	18,374
Repurchase Agreements	0	152,135	0	152,135

	$0	$660,073	$428	$660,501
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,679	$0	$0	$42,679

Total Investments	$42,679	$660,073	$428	$703,180

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	1,036	0	1,056
Over the counter	0	41,421	0	41,421

	$20	$42,457	$0	$42,477
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(497)	0	(500)
Over the counter	0	(36,925)	(23)	(36,948)

	$(3)	$(37,422)	$(23)	$(37,448)

Total Financial Derivative Instruments	$17	$5,035	$(23)	$5,029

Totals	$42,696	$665,108	$405	$708,209

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.7% ¤
CORPORATE BONDS & NOTES 9.2%
BANKING & FINANCE 8.1%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$300	$299
American Honda Finance Corp.
5.000% due 05/23/2025		500	498
5.914% due 02/12/2025 •		500	501
Athene Global Funding 5.620% due 05/08/2026		500	501
Bank of America Corp.
5.080% due 01/20/2027 •		1,300	1,293
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	201
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		200	201
Bank of Nova Scotia 5.450% due 08/01/2029		700	707
Barclays PLC 6.224% due 05/09/2034 •		500	513
Citibank NA 5.488% due 12/04/2026		1,500	1,509
Citigroup, Inc. 3.106% due 04/08/2026 •		100	98
Equinix, Inc. 1.550% due 03/15/2028		200	175
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	188
5.800% due 03/05/2027		200	200
5.800% due 03/08/2029		200	199
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		100	99
5.798% due 08/10/2026 •		700	700
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	205
GSPA Monetization Trust 6.422% due 10/09/2029		522	514
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	202
Jackson National Life Global Funding 5.600% due 04/10/2026		500	499
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	93
1.578% due 04/22/2027 •		200	187
3.782% due 02/01/2028 •		100	96
5.040% due 01/23/2028 •		200	199
6.070% due 10/22/2027 •		200	204
JPMorgan Chase Bank NA 5.110% due 12/08/2026		600	600
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	295
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(b)		200	199
Morgan Stanley
4.361% due 03/19/2027 ~	EUR	200	215
5.050% due 01/28/2027 •		$800	796
Morgan Stanley Bank NA 5.882% due 10/30/2026		300	304
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	5,700	806
1.500% due 10/01/2052		5,444	621
Realkredit Danmark AS 1.000% due 04/01/2025		6,300	889
UBS AG 7.950% due 01/09/2025		$400	404
UBS Group AG 4.751% due 05/12/2028 •		500	490
VICI Properties LP 4.750% due 02/15/2028		200	196
Wells Fargo & Co.
2.393% due 06/02/2028 •		800	737
2.406% due 10/30/2025 •		500	494

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

3.196% due 06/17/2027 •		300	287

			17,514

INDUSTRIALS 0.4%
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	108
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		$200	199
Hyundai Capital America 6.512% due 08/04/2025 •		600	603

			910

UTILITIES 0.7%
Eversource Energy 5.850% due 04/15/2031		500	506
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		300	301
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100
Southern California Edison Co.
4.875% due 02/01/2027		100	99
5.150% due 06/01/2029		400	400

			1,406

Total Corporate Bonds & Notes (Cost $19,955)			19,830

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		70	77

Total Municipal Bonds & Notes (Cost $70)			77

U.S. GOVERNMENT AGENCIES 22.1%
Fannie Mae
2.349% due 01/25/2031 ~(a)		2,295	164
5.800% due 07/25/2037 •		9	8
5.830% due 07/25/2037 •		17	16
5.850% due 09/25/2035 •		30	29
6.170% due 06/25/2037 •		122	122
Freddie Mac
3.000% due 09/01/2032		588	557
5.998% due 07/15/2041 •		95	94
6.148% due 08/15/2037 •		112	112
6.158% due 10/15/2037 •		16	16
6.168% due 05/15/2037 - 09/15/2037 •		125	125
Ginnie Mae 5.794% due 08/20/2047 •		439	420
U.S. Small Business Administration 6.220% due 12/01/2028		3	3
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		78	76
4.500% due 10/01/2052		4,380	4,138
5.000% due 08/01/2052 - 12/01/2053		5,525	5,349
Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2054		6,700	6,475
5.500% due 08/01/2054		10,000	9,862
6.000% due 08/01/2054		10,200	10,225
6.500% due 08/01/2054		9,700	9,867

Total U.S. Government Agencies (Cost $47,513)			47,658

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024		2,810	2,782
0.125% due 04/15/2025 (k)		485	472
0.125% due 10/15/2025		483	468
0.250% due 01/15/2025 (i)		3,574	3,500
0.375% due 07/15/2025		3,041	2,965
0.625% due 01/15/2026		660	638
1.375% due 07/15/2033 (k)		206	195
2.125% due 04/15/2029		2,534	2,538

Total U.S. Treasury Obligations (Cost $13,582)			13,558

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.3%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		345	292
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	694	877

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 7.343% due 03/15/2037 •		$1,000	999
Banc of America Funding Trust 5.102% due 02/20/2035 ~		28	23
Banc of America Mortgage Trust 5.843% due 06/25/2035 ~		14	12
Bear Stearns ALT-A Trust 5.780% due 08/25/2036 •		1,028	870
BX Trust 7.169% due 01/17/2039 •		1,000	986
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		850	850
7.860% due 03/25/2036 •		76	68
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		1,000	985
Countrywide Alternative Loan Trust 5.860% due 05/25/2036 •		223	190
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036		820	405
6.500% due 12/25/2037		1,294	525
7.940% due 02/20/2036 •		7	6
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		733	431
Downey Savings & Loan Association Mortgage Loan Trust 6.273% due 09/19/2044 •		67	59
First Horizon Mortgage Pass-Through Trust 4.926% due 10/25/2035 ~		184	166
GCAT Trust 6.007% due 01/25/2059 þ		549	548
GS Mortgage Securities Corp. Trust
6.553% due 07/15/2025 •		587	586
8.729% due 08/15/2039 •		1,200	1,203
GSR Mortgage Loan Trust 6.455% due 09/25/2035 ~		10	9
HarborView Mortgage Loan Trust
5.953% due 01/19/2036 •		1,506	914
6.133% due 06/20/2035 •		310	283
HomeBanc Mortgage Trust 6.080% due 03/25/2035 •		391	294
Impac CMB Trust 6.100% due 03/25/2035 •		264	246
IndyMac INDX Mortgage Loan Trust 5.980% due 06/25/2035 •		97	76
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033		800	694
JP Morgan Mortgage Trust
4.946% due 08/25/2035 ~		51	41
5.750% due 01/25/2036		10	5
Lehman Mortgage Trust 6.000% due 11/25/2036 •		1,025	499
Lehman XS Trust 5.910% due 08/25/2046 •		1,296	1,238
Merrill Lynch Mortgage Investors Trust 4.902% due 09/25/2035 ~		76	59
Morgan Stanley Mortgage Loan Trust
3.583% due 07/25/2035 ~		190	162
6.815% due 06/25/2036 þ		2,931	822
New York Mortgage Trust 5.250% due 07/25/2062 þ		510	500
Prime Mortgage Trust 6.000% due 06/25/2036 «		4	4
RCKT Mortgage Trust 6.147% due 06/25/2044 þ		497	500
Residential Accredit Loans, Inc. Trust
5.345% due 12/25/2035 ~		1,193	1,005
5.500% due 08/25/2035 •		1,417	963
5.820% due 09/25/2036 •		875	792
Residential Asset Securitization Trust 6.000% due 03/25/2037		2,828	859
Sequoia Mortgage Trust 6.013% due 07/20/2034 «•		290	251
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		1,100	1,043
Structured Adjustable Rate Mortgage Loan Trust 7.760% due 12/25/2037 •		1,325	1,107
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	500	633
Trinity Square PLC 0.000% due 07/15/2059 ~		500	634
Verus Securitization Trust 6.218% due 06/25/2069 þ		$492	495
WaMu Mortgage Pass-Through Certificates Trust
3.395% due 01/25/2037 ~		146	118
4.062% due 12/25/2036 ~		86	73
4.171% due 02/25/2037 ~		379	335
4.736% due 06/25/2037 ~		792	673

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

6.653% due 10/25/2046 •	1,661	1,475
6.653% due 11/25/2046 •	1,392	1,208
Washington Mutual Mortgage Pass-Through Certificates Trust 4.048% due 09/25/2036 þ	2,234	597

Total Non-Agency Mortgage-Backed Securities (Cost $32,742)		28,688

ASSET-BACKED SECURITIES 30.8%
Ally Auto Receivables Trust 5.460% due 05/15/2028	500	502
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027	224	224
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	498
American Money Management Corp. CLO Ltd. 6.615% due 04/25/2031 •	255	255
AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025	1,695	1,695
6.190% due 04/19/2027	689	691
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •	500	498
AREIT Trust 6.583% due 01/20/2037 •	629	624
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026	700	687
5.900% due 08/21/2028	400	405
BA Credit Card Trust
4.790% due 05/15/2028	500	497
4.980% due 11/15/2028	1,000	1,000
BHG Securitization Trust 5.930% due 10/17/2035	1,100	1,095
BlueMountain CLO Ltd. 6.670% due 07/15/2031 •	418	419
BMW Vehicle Owner Trust 5.470% due 02/25/2028	500	502
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •	600	605
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	800	785
CarMax Auto Owner Trust
5.300% due 03/15/2027	900	898
6.233% due 12/15/2025 •	59	59
CarVal CLO Ltd. 6.554% due 07/16/2031 •	1,000	1,001
Carvana Auto Receivables Trust
4.600% due 07/15/2026	157	156
4.680% due 02/10/2028	600	593
5.420% due 04/10/2028	400	399
5.770% due 04/12/2027	250	250
5.980% due 08/10/2026	201	201
6.360% due 04/12/2027	217	218
6.410% due 09/10/2027	276	277
CBAM Ltd. 6.599% due 04/17/2031 •	733	733
Chase Auto Owner Trust 5.480% due 04/26/2027	600	600
Chase Issuance Trust 4.720% due 01/15/2031	1,100	1,094
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ	949	476
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	100
5.430% due 10/15/2026	200	200
6.130% due 07/15/2026	266	266
Countrywide Asset-Backed Certificates Trust 5.940% due 04/25/2037 •	704	592
CPS Auto Receivables Trust 6.130% due 09/15/2026	340	341
CRB Securitization Trust 6.960% due 10/20/2033	507	510
Drive Auto Receivables Trust 5.830% due 12/15/2026	736	736
DT Auto Owner Trust 6.290% due 08/16/2027	527	529
Exeter Automobile Receivables Trust
5.700% due 05/15/2026	500	500
5.820% due 02/15/2027	500	500
6.320% due 03/15/2027	700	702
FHF Trust 6.570% due 06/15/2028	396	399
Fifth Third Auto Trust 5.800% due 11/16/2026	272	273
Ford Credit Auto Lease Trust 5.240% due 07/15/2026	1,900	1,896
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	362	362

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Fremont Home Loan Trust 5.600% due 01/25/2037 •	1,975	996
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	1,000	999
5.700% due 01/15/2027	306	306
5.770% due 06/15/2027	500	500
6.040% due 03/15/2027	335	335
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	302
6.270% due 08/16/2027	432	434
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	298
5.450% due 06/16/2028	500	502
GoldenTree Loan Management U.S. CLO Ltd. 7.825% due 07/20/2035 •	1,000	1,002
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •	69	68
GSAA Home Equity Trust
5.860% due 03/25/2037 •	4,719	1,303
5.995% due 03/25/2046 ~	4,446	1,639
GSRPM Mortgage Loan Trust 6.360% due 03/25/2035 •	3,189	3,241
Hertz Vehicle Financing LLC 5.490% due 06/25/2027	700	699
Hyundai Auto Lease Securitization Trust 5.150% due 06/15/2026	2,199	2,193
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	498
5.290% due 04/15/2027	500	499
5.480% due 04/17/2028	500	502
IXIS Real Estate Capital Trust 5.860% due 03/25/2036 •	603	312
LCCM Trust 6.643% due 12/13/2038 •	854	837
LoanCore Issuer Ltd. 6.743% due 11/15/2038 •	709	705
M360 Ltd. 6.958% due 11/22/2038 •	625	613
Marathon Static CLO Ltd. 6.475% due 07/20/2030 •	921	920
Marlette Funding Trust
5.180% due 11/15/2032	2	2
5.950% due 11/15/2032	400	399
6.070% due 04/15/2033	157	157
Master Credit Card Trust 6.183% due 01/21/2027 •	1,000	1,004
MASTR Specialized Loan Trust 6.585% due 11/25/2035 •	1,840	1,730
MF1 LLC
7.489% due 06/19/2037 •	1,400	1,402
7.974% due 09/17/2037 •	500	502
MF1 Ltd.
6.526% due 10/16/2036 •	495	493
6.546% due 07/16/2036 •	486	483
Morgan Stanley ABS Capital, Inc. Trust
5.540% due 11/25/2036 •	1,292	737
5.640% due 03/25/2037 •	3,027	1,276
Nelnet Student Loan Trust
6.640% due 02/20/2041	227	227
7.533% due 02/20/2041 •	227	227
Northwoods Capital Ltd. 6.574% due 11/13/2031 •	1,000	1,003
Option One Mortgage Loan Trust 5.680% due 05/25/2037 •	1,363	807
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	36	36
6.060% due 03/15/2030	268	268
7.179% due 04/15/2031	188	189
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	235	231
5.380% due 11/25/2030	230	229
7.130% due 01/26/2032	413	415
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026	104	104
5.930% due 07/17/2028	500	504
6.080% due 08/17/2026	293	293
6.180% due 02/16/2027	595	596
SBNA Auto Lease Trust
5.390% due 11/20/2026	1,000	999
5.450% due 01/20/2026	558	558
SCCU Auto Receivables Trust 5.700% due 10/16/2028	500	503
Securitized Asset-Backed Receivables LLC Trust 5.940% due 07/25/2036 •	986	390
Specialty Underwriting & Residential Finance Trust 5.760% due 09/25/2037 •	937	627

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Theorem Funding Trust 6.060% due 12/15/2028		205	204
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		1,150	1,145
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		384	385
Upstart Securitization Trust 5.500% due 06/20/2032		266	264
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		64	62
Veros Auto Receivables Trust 7.120% due 11/15/2028		378	379
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		490	491
6.003% due 10/15/2026 •		420	421
6.230% due 01/15/2027		1,065	1,067

Total Asset-Backed Securities (Cost $71,648)			66,355

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	5,200	861
Mexico Government International Bond
2.750% due 11/27/2031	MXN	5,202	239
3.000% due 12/03/2026		813	41
4.000% due 11/30/2028		1,788	92

Total Sovereign Issues (Cost $1,272)			1,233

		SHARES
COMMON STOCKS 7.5%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		1,834	76
Walt Disney Co.		1,834	182

			258

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		1,834	354

CONSUMER STAPLES 0.8%
Coca-Cola Co.		1,834	117
Home Depot, Inc.		1,834	631
McDonald's Corp.		1,834	467
NIKE, Inc. 'B'		1,834	138
Procter & Gamble Co.		1,834	303
Walmart, Inc.		1,834	124

			1,780

ENERGY 0.1%
Chevron Corp.		1,834	287

FINANCIALS 1.2%
American Express Co.		1,834	425
Goldman Sachs Group, Inc.		1,834	830
JPMorgan Chase & Co.		1,834	371
Travelers Cos., Inc.		1,834	373
Visa, Inc. 'A'		1,834	481

			2,480

HEALTH CARE 0.9%
Amgen, Inc.		1,834	573
Johnson & Johnson		1,834	268
Merck & Co., Inc.		1,834	227
UnitedHealth Group, Inc.		1,834	934

			2,002

INDUSTRIALS 0.7%
3M Co.		1,834	187
Boeing Co. (c)		1,834	334
Caterpillar, Inc.		1,834	611
Honeywell International, Inc.		1,834	392

			1,524

INFORMATION TECHNOLOGY 3.4%
Apple, Inc.		1,834	386

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Cisco Systems, Inc.		1,834	87
Intel Corp.		1,834	57
International Business Machines Corp.		1,834	317
Microsoft Corp.		1,834	820
NVIDIA Corp.		41,623	5,142
Salesforce, Inc.		1,834	472

			7,281

MATERIALS 0.1%
Dow, Inc.		1,834	97

Total Common Stocks (Cost $15,886)			16,063

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.9%
COMMERCIAL PAPER 3.6%
Alimentation Couche-Tard, Inc.
5.510% due 07/16/2024		$550	548
5.520% due 07/08/2024		250	250
Constellation Brands, Inc. 5.680% due 07/29/2024 (b)		250	249
Crown Castle, Inc.
5.840% due 07/09/2024		250	249
5.840% due 07/11/2024		250	249
5.840% due 07/30/2024		250	249
5.840% due 08/01/2024		250	249
Discovery Communications LLC 6.000% due 07/15/2024 (b)		450	449
Global Payments, Inc. 5.970% due 07/01/2024		550	550
Intel Corp.
5.520% due 07/08/2024		250	250
5.520% due 07/09/2024		250	250
Intercontinental Exchange, Inc. 5.500% due 07/11/2024		250	249
Keurig Dr Pepper, Inc. 5.520% due 08/01/2024		1,050	1,044
L3Harris Technologies, Inc. 5.600% due 07/11/2024		250	249
Marriott International, Inc. 5.530% due 08/13/2024		250	248
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		250	250
5.570% due 07/09/2024		250	250
5.580% due 07/11/2024		250	249
Penske Truck Leasing Co. LP 5.500% due 07/02/2024		250	250
Southern California Edison Co. 5.600% due 07/12/2024 (b)		550	549
VW Credit, Inc.
5.530% due 07/09/2024		250	250
5.530% due 07/15/2024		250	249
5.550% due 07/16/2024		250	249

			7,628

REPURCHASE AGREEMENTS (g) 4.6%			9,975

JAPAN TREASURY BILLS 4.7%
0.032% due 08/05/2024 - 08/19/2024 (d)(e)	JPY	1,640,000	10,193

Total Short-Term Instruments (Cost $28,208)			27,796

Total Investments in Securities (Cost $230,876)			221,258

		SHARES
INVESTMENTS IN AFFILIATES 11.4%
SHORT-TERM INSTRUMENTS 11.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%
PIMCO Short Asset Portfolio		1,827,319	17,824
PIMCO Short-Term Floating NAV Portfolio III		699,247	6,803

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $24,521)	24,627

Total Investments in Affiliates (Cost $24,521)	24,627

Total Investments 114.1% (Cost $255,397)	$245,885
Financial Derivative Instruments (h)(j) 3.9%(Cost or Premiums, net $3,680)	8,393
Other Assets and Liabilities, net (18.0)%	(38,719)

Net Assets 100.0%	$215,559

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$175	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(179)	$175	$175
SAL	5.400	06/28/2024	07/01/2024	9,800	U.S. Treasury Notes 0.750% due 03/31/2026	(10,010)	9,800	9,804

Total Repurchase Agreements	$(10,189)	$9,975	$9,979

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	188	$38,393	$64	$0	$(5)
U.S. Treasury 5-Year Note September Futures	09/2024	67	7,141	30	0	(7)
U.S. Treasury 10-Year Note September Futures	09/2024	110	12,098	107	0	(29)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	65	7,380	50	0	(32)

$251	$0	$(73)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	55	$(10,854)	$(115)	$22	$0
Euro-Bund September Futures	09/2024	3	(423)	(5)	1	0
Euro-Buxl 30-Year Bond September Futures	09/2024	1	(139)	(3)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2024	1	(118)	0	1	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	1	(125)	(2)	2	0

$(125)	$27	$0

Total Futures Contracts	$126	$27	$(73)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.149%	$400	$5	$3	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$1,100	$78	$(8)	$70	$0	$(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	400	5	4	9	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	3,400	75	(2)	73	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	27,900	602	(23)	579	0	(2)

$760	$(29)	$731	$0	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$4	$3	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	395,000	(3)	1	(2)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$41,890	721	(182)	539	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026	6,200	61	35	96	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	13,400	(32)	187	155	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028	1,800	0	37	37	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	1,540	0	31	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	8,400	103	182	285	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	4,400	40	26	66	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	6,700	154	211	365	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	7,300	934	173	1,107	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	13,600	889	98	987	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	470	26	(20)	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	300	(1)	(4)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	300	(1)	4	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,800	135	(52)	83	10	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		600	(2)	7	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		9,200	(129)	289	160	56	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		300	(1)	0	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	34	104	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	239	345	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	13	8	4	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	(2)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		200	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	35	14	5	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	8	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		200	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	18	17	0	(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	200	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	200	(1)	(1)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	2	2	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	3,300	58	(72)	(14)	0	(7)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	1,400	(75)	76	1	3	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	8,300	0	(2)	(2)	1	0
Receive	CPURNSA	2.487	Maturity	12/07/2051	$1,300	21	48	69	0	(1)

$3,025	$1,445	$4,470	$289	$(26)

Total Swap Agreements	$3,790	$1,419	$5,209	$289	$(29)

(i)	Securities with an aggregate market value of $774 and cash of $3,359 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	328	$201	$1	$0
08/2024	$201	NZD	328	0	(1)
10/2024	840	CNH	6,010	0	(9)
BOA	07/2024	KRW	1,198,821	$876	7	0
07/2024	SGD	14	10	0	0
07/2024	$192	PLN	767	0	(2)
07/2024	360	SGD	485	0	(2)
08/2024	JPY	260,000	$1,692	64	0
08/2024	SGD	14	10	0	0
09/2024	INR	30,998	370	0	(1)
10/2024	CNH	1,475	205	1	0
BPS	07/2024	AUD	64	42	0	0
07/2024	BRL	3,039	581	37	0
07/2024	EUR	418	450	2	0
07/2024	KRW	1,189,839	867	4	0
07/2024	$1,482	AUD	2,224	2	0
07/2024	563	BRL	3,039	0	(19)
07/2024	150	IDR	2,457,959	0	0
07/2024	50	ILS	187	0	(1)
07/2024	401	NZD	653	0	(3)
07/2024	445	PLN	1,766	0	(6)
07/2024	977	SGD	1,325	0	0
08/2024	AUD	2,224	$1,483	0	(2)
08/2024	SGD	1,323	977	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024	TRY	2,315		67	0	(1)
	09/2024	CNH	15,768		2,201	28	0
	09/2024	TWD	39,553		1,229	9	0
	09/2024		$301	INR	25,203	0	0
	10/2024	CNH	5,662		$791	9	0
	10/2024		$362	CNH	2,594	0	(3)
BRC	07/2024	AUD	75		$50	0	0
	07/2024	DKK	1,744		254	3	0
	07/2024	GBP	89		114	1	0
	07/2024	MXN	3,035		164	0	(1)
	07/2024	PLN	3		1	0	0
	07/2024	SGD	405		300	1	0
	07/2024	THB	155		4	0	0
	07/2024		$121	CHF	108	0	(1)
	07/2024		251	PLN	1,001	0	(2)
	07/2024		142	TRY	4,836	3	0
	08/2024	TRY	832		$24	0	0
	09/2024	MXN	5,844		309	0	(6)
	10/2024		$191	CNH	1,374	0	(1)
BSH	07/2024	BRL	2,700		$535	52	0
	07/2024		$486	BRL	2,700	0	(3)
CBK	07/2024	BRL	6,521		$1,173	7	0
	07/2024	CHF	270		297	0	(4)
	07/2024	GBP	822		1,046	6	0
	07/2024	KRW	82,443		60	1	0
	07/2024		$1,197	BRL	6,521	0	(30)
	07/2024		282	HKD	2,201	0	0
	07/2024		503	PLN	1,996	0	(8)
	08/2024	BRL	6,543		$1,197	31	0
	08/2024		$238	CAD	326	0	0
	09/2024	TWD	14,179		$440	3	0
	09/2024		$1,531	INR	127,969	1	(1)
	09/2024		20	MXN	375	0	0
DUB	07/2024	BRL	2,767		$524	29	0
	07/2024	KRW	650,313		473	1	0
	07/2024		$498	BRL	2,767	0	(3)
	07/2024		0	MYR	1	0	0
	07/2024		499	PLN	1,962	0	(12)
	08/2024	BRL	288		$56	5	0
FAR	07/2024	AUD	2,085		1,389	0	(2)
	07/2024	NZD	630		384	1	0
	07/2024		$155	JPY	24,632	0	(2)
	07/2024		81	NZD	131	0	(1)
	08/2024	JPY	24,516		$155	2	0
	08/2024		$384	NZD	630	0	(1)
GLM	07/2024	BRL	4,600		$858	35	0
	07/2024	MXN	3,193		172	0	(2)
	07/2024	MYR	3		1	0	0
	07/2024	TRY	3,387		99	0	(3)
	07/2024		$851	BRL	4,600	0	(28)
	07/2024		300	PLN	1,185	0	(6)
	07/2024		14	TRY	471	0	0
	07/2024		814	ZAR	14,893	4	0
	08/2024	TRY	1,284		$37	0	0
	08/2024		$806	BRL	4,133	0	(69)
	09/2024	TRY	3,370		$84	0	(11)
	09/2024		$573	TRY	20,331	4	0
	04/2025	BRL	5,100		$915	31	0
	04/2025	DKK	3,900		577	7	0
IND	09/2024	TWD	6,990		215	0	(1)
JPM	07/2024	BRL	1,558		300	21	0
	07/2024	CHF	158		175	0	(1)
	07/2024	IDR	353,668		22	0	0
	07/2024	KRW	802,576		582	0	0
	07/2024	PLN	249		63	1	0
	07/2024	SGD	1,392		1,034	8	0
	07/2024		$281	BRL	1,558	0	(2)
	07/2024		2,179	CHF	1,956	0	(3)
	07/2024		378	DKK	2,631	0	0
	07/2024		100	ILS	369	0	(2)
	07/2024		179	PLN	698	0	(5)
	07/2024		1,532	ZAR	28,211	16	0
	08/2024	CHF	1,949		$2,179	2	0
	08/2024	DKK	2,627		378	0	0
	08/2024	TRY	1,807		50	0	(3)
	08/2024		$101	TRY	3,580	3	0
	09/2024	INR	33,603		$401	0	(1)
	09/2024	TWD	33,249		1,032	7	0
	09/2024		$147	BRL	805	0	(4)
	09/2024		557	INR	46,614	1	0
	09/2024		1,277	MXN	23,118	0	(29)
	10/2024	CNH	7,362		$1,029	12	0
	10/2024		$152	CNH	1,085	0	(2)
	11/2024		84	TRY	3,305	5	0
	04/2025	BRL	100		$18	0	0
MBC	07/2024	CAD	3,320		2,438	11	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	JPY	24,653	158	4	0
07/2024	$2,426	CAD	3,322	2	0
07/2024	1,153	GBP	911	0	(1)
08/2024	CAD	3,320	$2,426	0	(2)
08/2024	GBP	911	1,153	1	0
09/2024	TWD	2,723	85	1	0
MYI	07/2024	BRL	1,742	337	26	0
07/2024	PLN	343	87	2	0
07/2024	THB	2,134	58	0	0
07/2024	$318	BRL	1,742	0	(6)
07/2024	259	DKK	1,806	1	0
07/2024	399	NZD	651	0	(3)
07/2024	ZAR	2,198	$119	0	(1)
08/2024	DKK	1,803	259	0	(1)
08/2024	JPY	1,380,000	8,972	345	0
09/2024	INR	66,675	796	0	(1)
09/2024	TWD	9,648	301	3	0
09/2024	$119	INR	9,958	0	0
04/2025	DKK	4,400	$650	8	0
RBC	07/2024	KRW	342,381	248	0	0
07/2024	$262	KRW	360,898	0	0
09/2024	468	TWD	15,076	0	(3)
SCX	07/2024	EUR	317	$341	1	0
07/2024	KRW	1,283,492	941	10	0
07/2024	ZAR	485	26	0	0
09/2024	CNH	5,483	764	9	0
09/2024	TWD	35,659	1,110	11	0
09/2024	$1,573	INR	131,697	2	0
10/2024	133	CNH	958	0	(1)
SOG	08/2024	130	BRL	720	0	(2)
SSB	07/2024	380	EUR	350	0	(5)
07/2024	550	KRW	756,096	0	(2)
09/2024	768	INR	64,363	2	0
09/2024	627	TWD	20,193	0	(4)
TOR	07/2024	HKD	3,685	$472	0	0
07/2024	NZD	477	292	2	0
08/2024	$292	NZD	478	0	(2)
UAG	07/2024	CHF	1,637	$1,811	0	(11)
07/2024	DKK	2,699	392	4	0
07/2024	ILS	530	143	3	0
07/2024	ZAR	1,609	89	0	0
04/2025	DKK	3,700	546	6	0

Total Forward Foreign Currency Contracts	$922	$(345)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	11,400	$5	$7
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	11,300	7	8
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	11,500	10	18

Total Purchased Options	$22	$33

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	100	0	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	300	(1)	(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	200	(1)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	0	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	100	0	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	200	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	200	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	200	0	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	100	0	(1)

Total Written Options	$(29)	$(21)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.33%	EUR	700	$162	$(110)	$52	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.06-2 Index «	0.110%	Monthly	05/25/2046	$992	$(264)	$205	$0	$(59)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAEMLT Index	8,924	6.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/04/2025	$42,497	$0	$831	$831	$0
MEI	Receive	ERAEMLT Index	5,268	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	25,826	0	(121)	0	(121)
Receive	ERAEMLT Index	10,624	6.280% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/04/2024	43,107	0	7,323	7,323	0
Receive	ERAEMLT Index	12,989	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	63,678	0	(298)	0	(298)
Receive	ERAEMLT Index	6,235	6.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	30,567	0	(137)	0	(137)

$0	$7,598	$8,154	$(556)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	41,623	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$5,142	$0	$0	$0	$0

Total Swap Agreements	$(102)	$7,693	$8,206	$(615)

(k)

Securities with an aggregate market value of $310 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,514	$0	$17,514
Industrials	0	910	0	910
Utilities	0	1,406	0	1,406
Municipal Bonds & Notes
Nebraska	0	77	0	77
U.S. Government Agencies	0	47,658	0	47,658
U.S. Treasury Obligations	0	13,558	0	13,558
Non-Agency Mortgage-Backed Securities	0	28,433	255	28,688
Asset-Backed Securities	0	66,355	0	66,355
Sovereign Issues	0	1,233	0	1,233
Common Stocks
Communication Services	258	0	0	258
Consumer Discretionary	354	0	0	354
Consumer Staples	1,780	0	0	1,780
Energy	287	0	0	287
Financials	2,480	0	0	2,480
Health Care	2,002	0	0	2,002
Industrials	1,524	0	0	1,524
Information Technology	7,281	0	0	7,281
Materials	97	0	0	97
Short-Term Instruments
Commercial Paper	0	7,628	0	7,628
Repurchase Agreements	0	9,975	0	9,975
Japan Treasury Bills	0	10,193	0	10,193

	$16,063	$204,940	$255	$221,258
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,627	$0	$0	$24,627

Total Investments	$40,690	$204,940	$255	$245,885

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	292	0	316
Over the counter	0	9,161	0	9,161

	$24	$9,453	$0	$9,477
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(103)	0	(103)
Over the counter	0	(922)	(59)	(981)

	$0	$(1,025)	$(59)	$(1,084)

Total Financial Derivative Instruments	$24	$8,428	$(59)	$8,393

Totals	$40,714	$213,368	$196	$254,278

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Broadcom Inc. TBD% due 08/14/2026		$700	$697

Total Loan Participations and Assignments (Cost $698)			697

CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 9.3%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		800	727
3.300% due 01/30/2032		800	688
American Honda Finance Corp.
5.000% due 05/23/2025		2,500	2,491
5.914% due 02/12/2025 •		2,200	2,203
American Tower Corp. 3.800% due 08/15/2029		194	180
Athene Global Funding 5.620% due 05/08/2026		3,000	3,004
Aviation Capital Group LLC 5.500% due 12/15/2024		400	399
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	168
Bank of America Corp.
3.974% due 02/07/2030 •		166	157
5.933% due 09/15/2027 •		3,200	3,235
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,309
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,700	1,708
Bank of Nova Scotia 5.450% due 08/01/2029		3,800	3,839
Barclays PLC
3.650% due 03/16/2025		700	689
4.375% due 01/12/2026		700	689
4.972% due 05/16/2029 •		200	196
7.437% due 11/02/2033 •		1,500	1,651
BPCE SA 5.203% due 01/18/2027		250	249
Citibank NA 5.488% due 12/04/2026		7,200	7,242
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,768
3.961% due 11/26/2025 •		$600	595
Discover Bank 4.650% due 09/13/2028		1,006	966
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	1,808
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	800	819
Ford Motor Credit Co. LLC
4.063% due 11/01/2024		$300	298
4.125% due 08/17/2027		400	380
5.800% due 03/05/2027		400	400
5.800% due 03/08/2029		600	598
7.350% due 11/04/2027		300	313
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	160
5.798% due 08/10/2026 •		3,300	3,302
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		700	703
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,889
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	259
4.292% due 09/12/2026 •		1,500	1,474
Jackson National Life Global Funding 5.600% due 04/10/2026		2,400	2,396
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		600	559
1.578% due 04/22/2027 •		900	840
2.083% due 04/22/2026 •		100	97
3.782% due 02/01/2028 •		400	385
5.040% due 01/23/2028 •		1,100	1,094
6.070% due 10/22/2027 •		800	814
JPMorgan Chase Bank NA 5.110% due 12/08/2026		3,000	3,000

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(b)		1,300	1,295
Morgan Stanley
4.361% due 03/19/2027 ~	EUR	1,500	1,611
5.050% due 01/28/2027 •		$4,400	4,377
5.656% due 04/18/2030 •		500	509
Morgan Stanley Bank NA
5.504% due 05/26/2028 •		250	252
5.882% due 10/30/2026		800	810
NatWest Group PLC 4.892% due 05/18/2029 •		1,784	1,745
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		400	396
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	12,048	1,376
Nykredit Realkredit AS
1.000% due 04/01/2025		25,500	3,605
1.500% due 10/01/2052		25,385	2,897
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$1,700	1,111
Realkredit Danmark AS
1.000% due 04/01/2025	DKK	29,100	4,109
1.500% due 10/01/2053		17,317	1,977
Royal Bank of Canada 4.875% due 01/19/2027		$2,200	2,186
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,143
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		2,500	2,501
UBS Group AG
4.194% due 04/01/2031 •		250	234
4.550% due 04/17/2026		1,100	1,082
4.751% due 05/12/2028 •		5,300	5,192
VICI Properties LP 4.750% due 02/15/2028		1,800	1,760
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	1,100	1,076
3.000% due 04/22/2026		$1,000	959
3.196% due 06/17/2027 •		700	670
5.707% due 04/22/2028 •		600	605
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		1,800	1,809

			105,028

INDUSTRIALS 1.9%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,439
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	190
6.375% due 11/21/2030		200	205
6.500% due 11/21/2033		200	205
Carrier Global Corp. 4.375% due 05/29/2025	EUR	500	538
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		$800	740
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		1,000	997
Expedia Group, Inc. 6.250% due 05/01/2025		264	264
Hyatt Hotels Corp. 1.800% due 10/01/2024		2,900	2,870
Hyundai Capital America
5.450% due 06/24/2026		400	400
6.512% due 08/04/2025 •		2,500	2,511
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,564	1,547
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	597
3.500% due 07/26/2026		300	288
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	196
MPLX LP 2.650% due 08/15/2030		$1,000	862
Nakilat, Inc. 6.067% due 12/31/2033		87	90
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,456
4.345% due 09/17/2027		2,900	2,770
4.810% due 09/17/2030		900	837
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		1,000	920
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	837

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

3.375% due 04/15/2029	600	555

		21,314

UTILITIES 0.7%
Edison International 5.750% due 06/15/2027	62	63
Eversource Energy 5.850% due 04/15/2031	2,800	2,836
Pacific Gas & Electric Co.
3.000% due 06/15/2028	800	732
4.550% due 07/01/2030	900	853
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	600	600
Southern California Edison Co.
4.875% due 02/01/2027	1,000	993
5.150% due 06/01/2029	1,500	1,499

		7,576

Total Corporate Bonds & Notes (Cost $138,675)		133,918

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	565	516

Total Municipal Bonds & Notes (Cost $565)		516

U.S. GOVERNMENT AGENCIES 22.0%
Fannie Mae
0.400% due 03/25/2041 •(a)	141	10
1.250% due 03/25/2036 •(a)	45	3
4.761% due 12/25/2036 •	2	3
5.498% due 12/25/2036 •	19	18
5.512% due 11/01/2034 •	1	1
5.709% due 01/01/2035 •	9	9
5.775% due 09/01/2035 •	14	15
5.793% due 10/01/2035 •	9	9
5.800% due 03/25/2037 - 09/25/2042 •	128	127
5.805% due 07/01/2035 •	9	9
5.830% due 07/25/2037 •	14	14
5.850% due 09/25/2035 •	26	26
5.901% due 08/01/2035 •	30	30
5.915% due 07/01/2034 •	65	66
5.987% due 09/01/2035 •	7	7
6.037% due 08/01/2035 •	51	53
6.066% due 12/01/2033 •	9	9
6.081% due 05/25/2035 ~	4	4
6.170% due 06/25/2037 •	17	17
6.200% due 01/25/2040 •	5	5
6.270% due 12/25/2039 •	8	8
6.274% due 12/01/2033 •	35	35
6.313% due 06/01/2043 •	29	29
6.314% due 07/01/2044 •	5	5
6.350% due 07/25/2039 •	4	4
6.382% due 07/01/2035 •	6	6
6.550% due 03/01/2035 •	2	2
6.615% due 06/01/2035 •	20	21
6.838% due 11/01/2035 •	11	11
6.897% due 06/01/2035 •	23	23
7.315% due 05/01/2035 •	1	1
7.360% due 07/01/2036 •	18	18
7.366% due 05/01/2036 •	15	15
7.396% due 09/01/2036 •	7	8
7.525% due 08/01/2036 •	10	10
Freddie Mac
1.022% due 07/15/2036 •(a)	78	6
1.252% due 04/15/2036 •(a)	9	1
3.000% due 09/01/2032	1,058	1,002
4.000% due 11/01/2047 - 03/01/2049	1,227	1,147
4.500% due 01/15/2041 - 04/01/2041	166	162
5.000% due 03/01/2038	805	798
5.500% due 06/01/2027 - 05/01/2040	300	302
5.720% due 08/25/2031 •	17	18
5.778% due 02/15/2037 •	2	2
5.998% due 07/15/2041 •	188	186
6.000% due 02/01/2034 - 10/01/2039	454	463
6.018% due 06/15/2041 •	168	167
6.118% due 08/15/2037 •	48	48
6.148% due 08/15/2037 •	64	64
6.303% due 01/15/2038 •	30	31
6.353% due 02/25/2045 •	8	8
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	2,900	2,666

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

3.750% due 11/20/2044 •		29	28
5.000% due 06/15/2034 - 06/15/2041		789	788
6.000% due 05/15/2037 - 07/15/2037		39	40
6.473% due 04/20/2068 •		87	88
U.S. Small Business Administration
5.290% due 12/01/2027		19	19
5.600% due 09/01/2028		182	178
Uniform Mortgage-Backed Security
3.000% due 01/01/2027 - 12/01/2032		2,007	1,897
3.500% due 06/01/2045 - 02/01/2049		10,482	9,455
4.000% due 07/01/2025 - 11/01/2028		208	204
4.500% due 08/01/2024 - 12/01/2052		19,410	18,355
5.000% due 02/01/2053 - 10/01/2053		4,667	4,516
5.500% due 12/01/2028 - 12/01/2039		584	581
6.000% due 05/01/2035 - 05/01/2041		221	224
6.500% due 09/01/2034		1	1
Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2054		43,700	42,239
5.500% due 08/01/2054		51,000	50,297
6.000% due 08/01/2054		56,300	56,439
6.500% due 08/01/2054		53,300	54,220

Total U.S. Government Agencies (Cost $248,437)			247,271

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024 (k)		13,197	13,065
0.125% due 04/15/2025 (k)		2,306	2,243
0.125% due 10/15/2025		2,175	2,104
0.125% due 02/15/2052 (m)		338	192
0.250% due 01/15/2025 (k)		16,148	15,815
0.375% due 07/15/2025		15,335	14,952
0.625% due 01/15/2026		3,299	3,192
0.625% due 07/15/2032 (m)		1,403	1,258
0.625% due 02/15/2043 (m)		975	733
0.750% due 02/15/2045 (m)		1,997	1,497
1.000% due 02/15/2046 (k)		4,222	3,298
1.000% due 02/15/2048 (m)		1,114	854
2.125% due 04/15/2029		12,366	12,384

Total U.S. Treasury Obligations (Cost $74,440)			71,587

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust 5.078% due 01/25/2036 ~		109	83
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		30	20
APS Resecuritization Trust 5.722% due 08/28/2054 ~		1,541	1,452
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	3,469	4,385
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$2,400	1,346
Banc of America Funding Trust
5.833% due 12/20/2046 •		81	66
5.873% due 04/20/2047 •		3	3
6.013% due 06/20/2047 •		217	167
6.412% due 10/25/2036 þ		1,697	1,430
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 07/25/2034 ~		5	5
6.253% due 04/25/2033 «~		1	1
6.277% due 01/25/2033 «~		29	27
6.333% due 08/25/2033 ~		3	3
Bear Stearns ALT-A Trust
5.310% due 05/25/2035 ~		2	2
5.960% due 01/25/2036 •		5	4
Bear Stearns Structured Products, Inc. Trust 5.159% due 01/26/2036 ~		67	49
BellaVista Mortgage Trust 6.058% due 01/22/2045 •		591	525
Braemar Hotels & Resorts Trust 6.321% due 06/15/2035 •		73	73
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		2,191	1,947
3.250% due 08/25/2064 ~		2,879	2,508
6.585% due 05/25/2055 •		2,700	2,705
Chase Mortgage Finance Trust 7.161% due 02/25/2037 «~		58	57
ChaseFlex Trust 6.060% due 07/25/2037 •		364	304
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.708% due 06/25/2036 •		172	158
5.710% due 01/25/2036 «•		96	85
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		5,354	5,357
7.410% due 05/25/2035 «•		6	6

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

7.780% due 10/25/2035 •		8	7
Countrywide Alternative Loan Trust
4.490% due 05/25/2036 «~		176	132
5.500% due 05/25/2035 •		2,770	2,091
5.500% due 11/25/2035		5	3
5.820% due 05/25/2047 •		106	96
5.840% due 09/25/2046 •		330	303
5.860% due 08/25/2037 «•		11	7
6.000% due 06/25/2047		3,277	1,675
6.020% due 02/25/2037 •		643	514
6.093% due 12/20/2035 •		43	38
6.100% due 11/25/2035 •		210	167
6.153% due 12/25/2035 •		6	5
6.250% due 08/25/2036		131	74
6.713% due 08/25/2035 •		1,250	1,114
Countrywide Home Loan Mortgage Pass-Through Trust
6.120% due 02/25/2035 •		1	1
6.260% due 09/25/2034 «•		37	34
7.884% due 02/20/2036 •		6	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		2,928	2,829
3.425% due 03/25/2059 ~		754	752
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.120% due 02/25/2036 •		981	949
6.210% due 10/25/2047 •		190	144
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	8	10
First Horizon Alternative Mortgage Securities Trust 4.783% due 08/25/2035 ~		$84	71
FWD Securitization Trust 2.240% due 01/25/2050 ~		51	47
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~		15	14
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		19	16
6.000% due 05/25/2037 «		196	137
HarborView Mortgage Loan Trust
5.673% due 07/19/2047 •		189	169
5.863% due 12/19/2036 •		54	41
5.953% due 01/19/2036 •		335	203
5.993% due 03/19/2035 •		766	754
IndyMac INDX Mortgage Loan Trust
3.678% due 01/25/2036 ~		82	70
5.860% due 11/25/2046 •		8,143	7,278
6.100% due 07/25/2045 •		4	3
JP Morgan Chase Commercial Mortgage Securities Trust 6.743% due 03/15/2036 •		2,705	2,408
JP Morgan Mortgage Trust
5.364% due 04/25/2037 «~		4	3
5.750% due 01/25/2036		10	5
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,312	1,303
2.250% due 07/25/2067 þ		1,235	1,203
Lehman XS Trust
5.860% due 07/25/2047 •		3,839	3,672
5.960% due 08/25/2037 •		51	48
MASTR Adjustable Rate Mortgages Trust
4.814% due 10/25/2033 ~		45	38
5.953% due 12/25/2046 •		4,336	3,153
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.883% due 12/15/2030 •		54	52
Merrill Lynch Alternative Note Asset Trust 5.860% due 03/25/2037 •		450	109
Merrill Lynch Mortgage Investors Trust 5.637% due 05/25/2033 ~		3	3
Morgan Stanley Capital Trust 6.892% due 12/15/2038 •		2,900	2,711
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,757	1,653
3.500% due 10/25/2059 ~		39	36
Nomura Resecuritization Trust 6.360% due 03/25/2037 •		1,919	1,825
PHH Alternative Mortgage Trust 5.780% due 02/25/2037 •		154	110
PRET LLC 7.021% due 02/25/2054 þ		1,468	1,465
RCKT Mortgage Trust 6.147% due 06/25/2044 þ		894	900
Residential Accredit Loans, Inc. Trust
5.800% due 01/25/2037 •		146	121
5.830% due 08/25/2036 •		678	611
Residential Asset Securitization Trust
6.000% due 09/25/2036		908	290
6.000% due 05/25/2037 «		332	168
6.250% due 07/25/2036 «		335	247

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Sequoia Mortgage Trust
5.853% due 07/20/2036 •		106	91
5.873% due 06/20/2036 •		131	120
SFO Commercial Mortgage Trust
6.593% due 05/15/2038 •		5,800	5,499
6.943% due 05/15/2038 •		1,900	1,754
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	1,000	1,268
Structured Adjustable Rate Mortgage Loan Trust
4.051% due 11/25/2035 ~		$46	41
4.271% due 01/25/2035 ~		26	25
4.825% due 08/25/2035 ~		41	35
5.160% due 09/25/2035 ~		29	25
5.780% due 10/25/2035 •		1,230	1,121
6.553% due 01/25/2035 •		78	70
Structured Asset Mortgage Investments Trust
3.664% due 05/25/2047 ~		2,047	1,592
6.020% due 02/25/2036 •		35	28
6.153% due 02/19/2035 «•		2	2
Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	2,800	3,545
6.583% due 07/20/2045 •		354	448
Trinity Square PLC 0.000% due 07/15/2059 ~		1,200	1,521
Wachovia Mortgage Loan Trust LLC 6.624% due 05/20/2036 «~		$16	15
WaMu Mortgage Pass-Through Certificates Trust
3.767% due 01/25/2037 ~		428	357
4.256% due 12/25/2036 ~		135	118
4.262% due 12/25/2046 •		276	235
4.736% due 06/25/2037 ~		1,056	898
5.963% due 07/25/2047 •		34	26
6.000% due 12/25/2045 •		1,756	1,709
6.033% due 10/25/2046 •		371	302
6.040% due 10/25/2045 •		9	9
6.100% due 01/25/2045 •		69	65
6.143% due 06/25/2046 •		2,722	2,327
6.153% due 02/25/2046 •		215	186
6.653% due 10/25/2046 •		47	42
Washington Mutual Mortgage Pass-Through Certificates Trust
5.903% due 02/25/2047 •		147	127
6.000% due 07/25/2036		1,135	838
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		86	72
6.863% due 07/25/2037 ~		1,457	1,295
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		51	50

Total Non-Agency Mortgage-Backed Securities (Cost $93,425)			90,511

ASSET-BACKED SECURITIES 35.8%
ABFC Trust
5.900% due 01/25/2037 •		2,370	1,316
6.510% due 03/25/2034 •		1,524	1,461
ACE Securities Corp. Home Equity Loan Trust 6.075% due 12/25/2035 •		3,921	3,614
ACHV ABS Trust
6.810% due 11/25/2030		92	92
7.240% due 11/25/2030		700	704
Ally Auto Receivables Trust
5.460% due 05/15/2028		1,400	1,404
5.528% due 03/17/2025		852	853
American Express Credit Account Master Trust 4.870% due 05/15/2028		2,500	2,490
AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		7,980	7,981
5.750% due 02/18/2028		2,100	2,101
6.190% due 04/19/2027		3,447	3,455
Arbor Realty Commercial Real Estate Notes Ltd.
7.729% due 05/15/2037 •		2,700	2,697
8.229% due 05/15/2037 •		2,700	2,688
AREIT Trust 7.263% due 11/17/2038 •		1,500	1,466
Ares CLO Ltd. 6.637% due 04/17/2033 •		2,800	2,808
Argent Securities Trust 5.570% due 09/25/2036 •		79	24
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.801% due 02/25/2034 •		650	637
3.802% due 01/25/2034 •		109	101
Asset-Backed Securities Corp. Home Equity Loan Trust 3.453% due 03/25/2036 •		11,347	9,522
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		150	149
5.900% due 08/21/2028		2,200	2,229
6.120% due 04/20/2027		4,900	4,942

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

BA Credit Card Trust
4.790% due 05/15/2028		2,500	2,485
4.980% due 11/15/2028		4,800	4,800
Bank of America Auto Trust 5.830% due 05/15/2026		2,069	2,070
Bear Stearns Asset-Backed Securities Trust
5.780% due 08/25/2036 •		656	625
6.480% due 10/25/2035 •		680	669
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		1,109	1,110
7.090% due 10/15/2030 •		3,300	3,306
Black Diamond CLO DAC 4.808% due 05/15/2032 •	EUR	3,244	3,477
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$1,400	1,405
CarMax Auto Owner Trust 5.300% due 03/15/2027		4,000	3,992
Carrington Mortgage Loan Trust 5.720% due 02/25/2037 •		325	300
CarVal CLO Ltd. 6.554% due 07/16/2031 •		5,300	5,304
Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,503
5.420% due 04/10/2028		1,000	998
5.620% due 01/10/2029		300	301
5.980% due 08/10/2026		335	336
6.410% due 09/10/2027		1,270	1,274
CBAM Ltd. 6.959% due 07/15/2037 •		3,300	3,307
Chase Auto Owner Trust 5.480% due 04/26/2027		3,100	3,098
Chase Issuance Trust 4.720% due 01/15/2031		4,900	4,872
Citigroup Mortgage Loan Trust
5.760% due 12/25/2036 •		345	137
5.780% due 09/25/2036 •		2,591	1,942
6.360% due 09/25/2035 •		4,687	4,411
Citizens Auto Receivables Trust
5.110% due 04/17/2028		600	598
5.430% due 10/15/2026		800	799
6.130% due 07/15/2026		1,328	1,330
6.283% due 07/15/2026 •		1,116	1,118
Countrywide Asset-Backed Certificates Trust
4.648% due 05/25/2036 •		1,041	1,000
5.710% due 06/25/2047 •		1,402	1,342
5.740% due 12/25/2046 •		1,026	957
5.860% due 06/25/2037 •		2,080	2,083
5.960% due 01/25/2046 •		7,071	6,609
5.980% due 12/25/2036 •		3,998	3,727
6.060% due 06/25/2036 •		5	5
CPS Auto Receivables Trust
5.710% due 09/15/2027		736	735
6.130% due 09/15/2026		1,532	1,533
CRB Securitization Trust 6.960% due 10/20/2033		1,464	1,474
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •		19	8
DLLAA LLC 5.930% due 07/20/2026		371	371
Drive Auto Receivables Trust 5.830% due 12/15/2026		3,126	3,127
DT Auto Owner Trust 6.290% due 08/16/2027		2,396	2,403
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		500	498
5.530% due 10/15/2026		1,249	1,248
5.630% due 10/15/2026		600	600
5.700% due 05/15/2026		2,600	2,600
5.820% due 02/15/2027		1,200	1,201
Fifth Third Auto Trust 5.800% due 11/16/2026		1,089	1,090
Ford Credit Auto Lease Trust 5.240% due 07/15/2026		9,000	8,981
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		1,808	1,812
Fremont Home Loan Trust
5.520% due 01/25/2037 •		10	5
6.120% due 01/25/2036 •		41	39
Gallatin CLO Ltd. 7.240% due 07/15/2031 •		2,700	2,703
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		4,400	4,394
6.040% due 03/15/2027		1,206	1,208
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,600	1,612
6.270% due 08/16/2027		2,100	2,106

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

GM Financial Automobile Leasing Trust 5.580% due 01/20/2026		1,383	1,383
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		1,600	1,591
5.120% due 02/16/2027		3,000	2,991
5.450% due 06/16/2028		1,400	1,405
GoldenTree Loan Management EUR CLO DAC 4.797% due 01/20/2032 •	EUR	12,910	13,839
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		$2,900	2,906
GSAA Home Equity Trust 5.700% due 06/25/2036 •		66	13
GSAMP Trust
5.550% due 01/25/2037 •		2,137	1,262
5.720% due 12/25/2046 •		1,350	697
5.760% due 12/25/2046 •		31	15
5.920% due 01/25/2037 •		4,200	3,442
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		1,300	1,300
Harvest CLO DAC 1.040% due 07/15/2031	EUR	794	809
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$1,200	1,166
5.490% due 06/25/2027		800	799
Home Equity Asset Trust 7.060% due 12/25/2034 •		985	974
Home Partners of America Trust 1.901% due 12/17/2026		437	402
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		2,093	2,094
HSI Asset Securitization Corp. Trust
5.680% due 12/25/2036 •		917	235
5.925% due 03/25/2036 •		9,091	8,081
Hyundai Auto Lease Securitization Trust 5.150% due 06/15/2026		10,096	10,068
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		2,300	2,293
5.290% due 04/15/2027		2,200	2,196
5.480% due 04/17/2028		1,500	1,505
JP Morgan Mortgage Acquisition Trust 4.359% due 07/25/2036 •		64	27
Jubilee CLO DAC 4.556% due 04/15/2031 •	EUR	1,000	1,066
KKR CLO Ltd.
6.529% due 07/18/2030 •		$1,091	1,093
6.739% due 01/16/2028 •		758	758
7.189% due 07/18/2030 •		3,700	3,705
LCM LP 7.088% due 07/19/2027 •		758	758
Long Beach Mortgage Loan Trust
5.900% due 02/25/2036 •		98	96
6.020% due 10/25/2034 •		17	16
6.435% due 04/25/2035 •		56	55
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		700	700
M360 Ltd. 7.708% due 11/22/2038 •		2,700	2,603
Madison Park Euro Funding DAC 4.706% due 07/15/2032 •	EUR	1,799	1,915
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •		257	275
Marathon Static CLO Ltd. 6.475% due 07/20/2030 •		$4,191	4,187
Marlette Funding Trust
5.180% due 11/15/2032		14	14
5.950% due 11/15/2032		2,000	1,996
6.070% due 04/15/2033		852	852
Master Credit Card Trust 6.183% due 01/21/2027 •		4,900	4,921
MASTR Asset-Backed Securities Trust
5.780% due 10/25/2036 •		295	146
5.940% due 03/25/2036 •		43	27
MF1 Ltd.
6.896% due 10/16/2036 •		4,600	4,514
7.089% due 02/19/2037 •		5,900	5,797
7.196% due 10/16/2036 •		4,600	4,491
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •		3,358	1,288
5.590% due 02/25/2037 •		764	675
5.710% due 03/25/2037 •		2,594	1,094
5.740% due 08/25/2036 •		410	204
6.390% due 07/25/2035 •		128	124
Morgan Stanley Home Equity Loan Trust 5.630% due 04/25/2037 •		1,599	822
Morgan Stanley Mortgage Loan Trust
6.180% due 04/25/2037 •		36	10

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.465% due 09/25/2046 þ		713	232
Nelnet Student Loan Trust
6.640% due 02/20/2041		378	378
7.533% due 02/20/2041 •		378	378
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.120% due 10/25/2036 •		161	36
NovaStar Mortgage Funding Trust
5.720% due 03/25/2037 •		4,521	2,825
5.780% due 10/25/2036 •		222	94
OAK Hill European Credit Partners DAC 4.627% due 01/20/2032 •	EUR	1,302	1,395
Option One Mortgage Loan Trust Asset-Backed Certificates 6.195% due 11/25/2035 •		$6,767	5,510
Ownit Mortgage Loan Trust 6.360% due 10/25/2036 •		29	27
OZLM Ltd.
7.036% due 07/20/2032 •		2,500	2,502
7.286% due 07/20/2032 •		1,500	1,501
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		144	143
4.970% due 01/15/2030		300	300
6.060% due 03/15/2030		1,532	1,532
7.128% due 06/16/2031		336	337
7.179% due 04/15/2031		565	566
7.228% due 07/15/2031		517	518
7.600% due 12/16/2030		677	680
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.435% due 07/25/2035 •		3,200	2,670
7.185% due 02/25/2035 •		3,359	2,959
PRET LLC
1.744% due 07/25/2051 þ		1,103	1,076
2.487% due 07/25/2051 þ		2,401	2,364
8.497% due 10/25/2053 þ		4,001	4,013
Reach ABS Trust 7.050% due 02/18/2031		280	281
Ready Capital Mortgage Financing LLC
7.719% due 10/25/2039 •		3,654	3,676
7.812% due 06/25/2037 •		1,390	1,397
7.897% due 10/25/2039 •		3,973	3,992
8.456% due 06/25/2037 •		4,700	4,714
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		565	554
5.380% due 11/25/2030		1,647	1,639
7.130% due 01/26/2032		413	415
Residential Asset Mortgage Products Trust 6.525% due 05/25/2035 •		2,000	1,901
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		383	383
5.930% due 07/17/2028		1,400	1,410
6.080% due 08/17/2026		1,318	1,319
6.180% due 02/16/2027		2,807	2,811
SBNA Auto Lease Trust
5.390% due 11/20/2026		4,500	4,494
5.450% due 01/20/2026		2,420	2,418
Securitized Asset-Backed Receivables LLC Trust
5.960% due 05/25/2036 •		7,815	4,055
6.180% due 10/25/2035 •		304	251
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	3,045	3,245
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		$1,046	1,044
SG Mortgage Securities Trust 5.820% due 02/25/2036 •		8,708	4,296
SMB Private Education Loan Trust
2.340% due 09/15/2034		587	579
6.883% due 11/15/2052 •		519	525
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,752	1,642
Soundview Home Loan Trust
5.540% due 06/25/2037 •		56	36
5.720% due 02/25/2037 •		139	39
5.925% due 02/25/2036 •		140	128
Specialty Underwriting & Residential Finance Trust 5.411% due 12/25/2036 •		658	625
Starwood Mortgage Trust 7.133% due 11/15/2038 •		9,100	8,752
Structured Asset Securities Corp. Mortgage Loan Trust
5.620% due 03/25/2036 •		1,311	1,241
5.880% due 02/25/2037 •		1,243	1,201
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		888	889
Theorem Funding Trust 7.580% due 04/15/2029		413	416
TIAA CLO Ltd. 7.286% due 01/20/2032 •		6,900	6,910

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Toro European CLO DAC 4.832% due 01/12/2032 •	EUR	12,200	13,049
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		$1,550	1,550
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		1,151	1,154
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,739	1,745
Volkswagen Auto Lease Trust 5.400% due 12/21/2026		5,400	5,398
WaMu Asset-Backed Certificates WaMu Trust 5.700% due 05/25/2037 •		446	393
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		2,102	2,104
6.003% due 10/15/2026 •		2,032	2,034
6.230% due 01/15/2027		4,938	4,947
World Omni Auto Receivables Trust 5.570% due 12/15/2026		708	708

Total Asset-Backed Securities (Cost $411,231)			401,863

SOVEREIGN ISSUES 0.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (f)	BRL	23,500	3,892
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	25,848	1,190
3.000% due 12/03/2026 (h)		3,251	164
4.000% due 11/30/2028 (h)		7,356	376

Total Sovereign Issues (Cost $5,800)			5,622

		SHARES
COMMON STOCKS 7.2%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		9,472	391
Walt Disney Co.		9,472	940

			1,331

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (d)		9,472	1,830

CONSUMER STAPLES 0.8%
Coca-Cola Co.		9,472	603
Home Depot, Inc.		9,472	3,261
McDonald's Corp.		9,472	2,414
NIKE, Inc. 'B'		9,472	714
Procter & Gamble Co.		9,472	1,562
Walmart, Inc.		9,472	641

			9,195

ENERGY 0.1%
Chevron Corp.		9,472	1,482

FINANCIALS 1.1%
American Express Co.		9,472	2,193
Goldman Sachs Group, Inc.		9,472	4,285
JPMorgan Chase & Co.		9,472	1,916
Travelers Cos., Inc.		9,472	1,926
Visa, Inc. 'A'		9,472	2,486

			12,806

HEALTH CARE 0.9%
Amgen, Inc.		9,472	2,959
Johnson & Johnson		9,472	1,384
Merck & Co., Inc.		9,472	1,173
UnitedHealth Group, Inc.		9,472	4,824

			10,340

INDUSTRIALS 0.7%
3M Co.		9,472	968
Boeing Co. (d)		9,472	1,724
Caterpillar, Inc.		9,472	3,155

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Honeywell International, Inc.	9,472	2,023

		7,870

INFORMATION TECHNOLOGY 3.2%
Apple, Inc.	9,472	1,995
Cisco Systems, Inc.	9,472	450
Intel Corp.	9,472	293
International Business Machines Corp.	9,472	1,638
Microsoft Corp.	9,472	4,234
NVIDIA Corp.	200,340	24,750
Salesforce, Inc.	9,472	2,435

		35,795

MATERIALS 0.1%
Dow, Inc.	9,472	502

Total Common Stocks (Cost $80,201)		81,151

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.9%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$1,150	1,149
5.510% due 07/12/2024	250	249
5.520% due 07/02/2024	250	250
5.520% due 07/08/2024	250	250
Bacardi-Martini BV 5.850% due 07/10/2024	250	249
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (b)	850	847
Conagra Brands, Inc. 5.800% due 07/09/2024	950	948
Constellation Brands, Inc.
5.660% due 07/19/2024	650	648
5.680% due 07/22/2024	800	797
Constellation Energy Generation LLC 5.540% due 07/09/2024	800	799
Crown Castle, Inc.
5.840% due 07/09/2024	1,050	1,048
5.840% due 07/11/2024	800	798
5.840% due 07/30/2024	1,050	1,045
5.840% due 08/01/2024	1,750	1,740
Discovery Communications LLC 6.000% due 07/15/2024 (b)	2,600	2,593
Entergy Corp.
5.550% due 07/18/2024	650	648
5.550% due 07/25/2024	250	249
5.550% due 08/01/2024	300	298
5.600% due 07/02/2024	350	350
Global Payments, Inc.
5.970% due 07/01/2024	250	250
6.030% due 07/18/2024	250	249
Intel Corp.
5.520% due 07/08/2024	850	849
5.520% due 07/09/2024	1,900	1,897
Intercontinental Exchange, Inc.
5.500% due 07/09/2024	250	250
5.510% due 07/08/2024	500	499
5.510% due 07/15/2024	250	249
5.510% due 07/16/2024	350	349
5.510% due 07/19/2024	250	249
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024	1,550	1,545
L3Harris Technologies, Inc.
5.520% due 07/22/2024	250	249
5.520% due 07/24/2024	1,100	1,096
5.600% due 07/11/2024	750	749
5.600% due 07/17/2024	800	798
Marriott International, Inc.
5.530% due 08/06/2024	250	248
5.530% due 08/13/2024	250	248
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	600	599
5.570% due 07/09/2024	450	449
5.570% due 07/10/2024	750	749
5.580% due 07/11/2024	600	599
Parker Hannifin Corp.
5.520% due 08/27/2024	250	248

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

5.520% due 08/28/2024		500	495
Penske Truck Leasing Co. LP 5.540% due 08/20/2024		600	595
Southern California Edison Co.
5.600% due 07/02/2024		1,300	1,299
5.600% due 07/08/2024		600	599
5.600% due 07/12/2024 (b)		350	349
Targa Resources Corp.
6.000% due 07/19/2024		650	648
6.000% due 07/22/2024		600	598
VW Credit, Inc.
5.530% due 07/08/2024		250	250
5.530% due 07/09/2024		1,100	1,098
5.530% due 07/10/2024		600	599
5.530% due 07/15/2024		600	598
5.530% due 07/18/2024		250	249
5.530% due 07/23/2024		250	249
5.550% due 07/16/2024		750	748
5.550% due 08/05/2024		250	249
5.570% due 08/21/2024		1,050	1,041

			37,037

REPURCHASE AGREEMENTS (i) 15.2%			170,687

SHORT-TERM NOTES 0.0%
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025		157	157

JAPAN TREASURY BILLS 4.4%
0.018% due 07/01/2024 - 09/30/2024 (e)(f)	JPY	7,910,000	49,162

U.S. TREASURY BILLS 0.0%
5.378% due 07/11/2024 (f)(g)(m)		$2	2

Total Short-Term Instruments (Cost $258,478)			257,045

Total Investments in Securities (Cost $1,311,950)			1,290,181

		SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short Asset Portfolio		5,151,815	50,251
PIMCO Short-Term Floating NAV Portfolio III		1,701,743	16,556

Total Short-Term Instruments (Cost $66,478)			66,807

Total Investments in Affiliates (Cost $66,478)			66,807

Total Investments 120.8% (Cost $1,378,428)			$1,356,988
Financial Derivative Instruments (j)(l) 4.5%(Cost or Premiums, net $11,627)			50,770
Other Assets and Liabilities, net (25.3)%			(284,035)

Net Assets 100.0%			$1,123,723

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Payment in-kind security.
(d)									Security did not produce income within the last twelve months.
(e)									Coupon represents a weighted average yield to maturity.
(f)									Zero coupon security.
(g)									Coupon represents a yield to maturity.
(h)									Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/24/2024	07/02/2024	CAD	40,000	Province of Ontario 3.750% due 12/02/2053			$(29,270)	$29,239	$29,266
	4.710	06/28/2024	07/02/2024		60,000	Canada Government Bond 2.750% due 12/01/2064			(44,450)	43,858	43,875
	4.710	07/02/2024	07/09/2024		10,000	Province of Quebec 1.500% due 09/01/2031			(7,474)	7,310	7,310
FICC	2.600	06/28/2024	07/01/2024		$1,584	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026			(1,616)	1,584	1,584
MEI	4.710	06/25/2024	07/03/2024	CAD	50,000	Canada Government Bond 3.000% due 06/01/2034			(36,915)	36,548	36,576
NXN	5.340	06/28/2024	07/01/2024		$15,600	U.S. Treasury Bonds 4.750% due 11/15/2053			(15,605)	15,600	15,607
TOR	4.680	07/02/2024	07/09/2024	CAD	50,000	Province of Manitoba 2.950% due 09/05/2120			(38,315)	36,548	36,548

Total Repurchase Agreements									$(173,645)	$170,687	$170,766

(1)									Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(45) at a weighted average interest rate of 5.381%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $193 has been pledged as collateral under the terms of master agreements as of June 30, 2024.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures						$109.000	07/26/2024	2	$2	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures						112.000	07/26/2024	2	2	(1)	0

Total Written Options										$(1)	$(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	209	$42,682	$106	$0	$(5)
U.S. Treasury 5-Year Note September Futures	09/2024	667	71,088	307	0	(73)
U.S. Treasury 10-Year Note September Futures	09/2024	329	36,185	366	0	(87)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	279	31,675	262	0	(135)
U.S. Treasury Long-Term Bond September Futures	09/2024	159	18,812	222	0	(159)

$1,263	$0	$(459)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	284	$(56,046)	$(590)	$115	$0
Euro-Bund September Futures	09/2024	29	(4,088)	(53)	13	(1)
Euro-Buxl 30-Year Bond September Futures	09/2024	10	(1,395)	(33)	15	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	6	(752)	(5)	10	0

$(681)	$153	$(3)

Total Futures Contracts	$582	$153	$(462)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.399%	$900	$16	$(5)	$11	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.296	200	7	2	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	1,900	22	17	39	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	1,970	391	(179)	212	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	2,425	292	76	368	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	800	2	1	3	0	0

$729	$(84)	$645	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$297	$0	$19	$19	$0	$0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	3,663	247	(9)	238	0	(2)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	7,600	518	(32)	486	0	(5)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	100	1	1	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	100	1	1	2	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	700	10	5	15	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	7,400	164	(5)	159	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	155,700	3,470	(236)	3,234	0	(14)

$4,411	$(256)	$4,155	$0	$(21)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	300	$(2)	$12	$10	$0	$(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	6	5	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,910,000	(16)	7	(9)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024		$124,700	20	(1,585)	(1,565)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		11,100	(157)	600	443	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		78,690	1,172	(160)	1,012	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		29,700	294	164	458	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		67,900	(172)	956	784	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	362	308	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		20,000	0	406	406	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	52	52	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		19,670	0	370	370	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		6,390	136	81	217	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		21,000	190	124	314	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		23,100	558	699	1,257	64	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	3,891	4,033	74	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		57,800	(16)	10,820	10,804	220	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	95	1,273	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	53	24	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	355	4,774	219	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(6)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	8	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	6	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	14	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	14	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	7	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	14	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		800	(4)	31	27	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		800	(4)	29	25	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		800	0	30	30	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		900	(4)	37	33	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		800	(3)	(3)	(6)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		300	(1)	(1)	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		800	(3)	0	(3)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		700	(2)	7	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		800	(3)	9	6	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		800	(3)	13	10	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		1,500	(5)	19	14	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		500	(1)	5	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		3,000	(8)	33	25	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		1,000	(3)	21	18	0	(6)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		900	(4)	(4)	(8)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,400	(561)	1,279	718	253	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,100	(3)	(1)	(4)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(4)	(7)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,671	1,670	37	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,178	5,305	136	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,156	1,670	150	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	447	292	120	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	900	(2)	(5)	(7)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		900	(1)	(2)	(3)	0	(1)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		800	(1)	(4)	(5)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		600	(1)	(2)	(3)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		700	(1)	3	2	0	(1)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		900	(1)	3	2	1	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		500	(1)	(2)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	168	66	24	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	900	(2)	35	33	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		900	(2)	39	37	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		1,000	(2)	(30)	(32)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		500	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		300	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		1,000	(2)	(14)	(16)	1	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		800	(2)	(9)	(11)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		400	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		700	(1)	10	9	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		600	(2)	34	32	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,600	(6)	98	92	0	(3)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(25)	(27)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		600	(2)	(25)	(27)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(12)	(13)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(17)	(19)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(16)	(18)	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		700	(3)	(17)	(20)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		700	(3)	(12)	(15)	2	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		700	(3)	18	15	2	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		500	(2)	(3)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		500	(2)	(3)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	8	7	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		19,000	326	(405)	(79)	0	(40)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		8,400	(446)	453	7	20	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	40,000	0	(12)	(12)	4	0

$9,239	$25,524	$34,763	$1,590	$(182)

Total Swap Agreements	$14,379	$25,184	$39,563	$1,592	$(204)

(k)	Securities with an aggregate market value of $10,552 and cash of $16,020 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,550	$949	$5	$0
08/2024	$949	NZD	1,550	0	(5)
10/2024	3,958	CNH	28,332	0	(45)
BOA	07/2024	HKD	3,508	$450	0	0
07/2024	KRW	6,167,677	4,508	35	0
07/2024	SGD	81	60	0	0
07/2024	$890	PLN	3,548	0	(9)
07/2024	1,555	SGD	2,100	0	(7)
08/2024	JPY	3,500,000	$22,781	868	0
08/2024	SGD	81	60	0	0
BPS	07/2024	AUD	310	205	0	(2)
07/2024	BRL	5,987	1,190	119	0
07/2024	CAD	120,085	87,765	9	(30)
07/2024	EUR	2,148	2,311	11	0
07/2024	KRW	6,163,380	4,490	20	0
07/2024	NZD	580	357	4	0
07/2024	$7,217	AUD	10,831	9	0
07/2024	1,079	BRL	5,987	0	(8)
07/2024	750	IDR	12,289,793	1	0
07/2024	203	ILS	752	0	(4)
07/2024	2,054	NZD	3,343	0	(18)
07/2024	2,099	PLN	8,335	0	(29)
07/2024	5,104	SGD	6,922	1	0
08/2024	AUD	10,831	$7,223	0	(9)
08/2024	SGD	6,912	5,104	0	(1)
09/2024	CNH	73,354	10,237	131	0
09/2024	TWD	200,950	6,245	48	0
09/2024	$1,556	INR	130,214	2	0
10/2024	CNH	22,547	$3,149	34	0
10/2024	$785	CNH	5,620	0	(8)
BRC	07/2024	AUD	225	$149	0	(1)
07/2024	DKK	17,226	2,508	34	0
07/2024	JPY	1,722,828	11,534	826	0
07/2024	MXN	15,750	853	0	(7)
07/2024	PLN	16	4	0	0
07/2024	SGD	2,028	1,502	6	0
07/2024	THB	1,835	50	0	0
07/2024	TRY	5,296	156	0	(3)
07/2024	$1,140	CAD	1,559	0	0
07/2024	18	NOK	191	0	0
07/2024	1,303	PLN	5,207	0	(10)
09/2024	JPY	3,840,000	$24,729	582	(6)
09/2024	MXN	24,605	1,302	0	(27)
09/2024	$275	MXN	5,150	3	0
BSH	07/2024	BRL	12,400	$2,458	240	0
07/2024	$2,231	BRL	12,400	0	(13)
CBK	07/2024	BRL	29,098	$5,234	29	0
07/2024	CAD	90,743	66,343	49	(37)
07/2024	CHF	1,319	1,450	0	(19)
07/2024	GBP	4,607	5,860	36	0
07/2024	KRW	412,201	302	3	0
07/2024	$5,340	BRL	29,098	0	(135)
07/2024	2,302	PLN	9,129	0	(34)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024		18	ZAR	333	0	0
	08/2024	BRL	29,195		$5,340	136	0
	09/2024	TWD	72,592		2,252	14	0
	09/2024		$7,370	INR	616,182	4	(3)
DUB	07/2024	AUD	228		$151	0	(1)
	07/2024	BRL	264		50	3	0
	07/2024	CAD	60		44	0	0
	07/2024	KRW	3,345,722		2,432	5	0
	07/2024		$47	BRL	264	0	0
	07/2024		7,428	JPY	1,130,000	0	(404)
	07/2024		2,246	PLN	8,826	0	(54)
	08/2024	BRL	2,764		$537	44	0
FAR	07/2024	AUD	10,068		6,708	0	(8)
	07/2024	EUR	38,297		41,711	697	0
	07/2024	NZD	2,979		1,817	2	0
	07/2024		$540	JPY	86,055	0	(5)
	07/2024		421	NZD	684	0	(5)
	08/2024	JPY	85,651		$540	5	0
	08/2024		$1,817	NZD	2,979	0	(2)
GLM	07/2024	BRL	21,300		$3,975	165	0
	07/2024	EUR	702		760	8	0
	07/2024	JPY	31,300		203	8	0
	07/2024	KRW	3,849		3	0	0
	07/2024	MXN	15,054		811	0	(11)
	07/2024		$3,938	BRL	21,300	0	(128)
	07/2024		50	KRW	68,690	0	0
	07/2024		1,394	PLN	5,507	0	(26)
	07/2024		3,937	ZAR	72,031	17	0
	08/2024		5,344	BRL	27,414	0	(458)
	09/2024		2,829	TRY	100,366	20	0
	04/2025	BRL	22,800		$4,088	134	0
	04/2025	DKK	17,700		2,617	34	0
JPM	07/2024	BRL	9,017		1,737	124	0
	07/2024	CHF	793		877	0	(6)
	07/2024	IDR	3,297,594		203	2	0
	07/2024	KRW	4,132,912		2,996	0	(2)
	07/2024	SGD	6,847		5,087	38	0
	07/2024		$1,624	BRL	9,017	0	(11)
	07/2024		11,134	CHF	9,992	0	(13)
	07/2024		3,730	DKK	25,996	3	0
	07/2024		549	ILS	2,030	0	(11)
	07/2024		893	PLN	3,493	0	(26)
	07/2024		7,412	ZAR	136,441	78	0
	08/2024	CHF	9,955		$11,134	13	0
	08/2024	DKK	25,950		3,730	0	(3)
	09/2024	TWD	123,504		3,836	27	0
	09/2024		$792	BRL	4,327	0	(23)
	09/2024		847	INR	70,939	2	0
	09/2024		6,148	MXN	111,260	0	(139)
	10/2024	CNH	37,246		$5,205	60	0
	10/2024		$784	CNH	5,602	0	(11)
	04/2025	BRL	700		$125	3	0
MBC	07/2024	CAD	17,261		12,675	58	0
	07/2024	JPY	32,000		203	4	0
	07/2024	NOK	148		14	0	0
	07/2024	SGD	66		49	0	0
	07/2024		$12,090	CAD	16,553	10	0
	07/2024		101	ZAR	1,863	1	0
	08/2024	CAD	16,542		$12,090	0	(10)
	08/2024		$14	NOK	148	0	0
	09/2024	TWD	12,451		$387	3	0
MYI	07/2024	BRL	16,489		3,192	243	0
	07/2024		$2,966	BRL	16,489	0	(17)
	07/2024		2,556	DKK	17,842	6	0
	07/2024		2,048	NZD	3,340	0	(14)
	08/2024	DKK	17,810		$2,556	0	(6)
	09/2024	TWD	49,131		1,531	16	0
	09/2024		$566	INR	47,351	0	0
	04/2025	DKK	19,400		$2,864	33	0
RBC	07/2024		$5,842	GBP	4,607	0	(18)
	08/2024	GBP	4,607		$5,843	18	0
SCX	07/2024	EUR	1,901		2,042	7	0
	07/2024	IDR	328,240		20	0	0
	07/2024	KRW	3,125,611		2,292	25	0
	07/2024		$46,122	EUR	43,048	0	(19)
	07/2024	ZAR	1,870		$102	0	(1)
	08/2024	EUR	43,048		46,189	20	0
	09/2024	CNH	28,133		3,921	45	0
	09/2024	TWD	85,194		2,644	17	0
	09/2024		$6,662	INR	557,561	8	0
SSB	07/2024	CAD	100		$73	0	0
TOR	07/2024	CHF	35		39	0	0
	07/2024	NZD	2,258		1,383	8	0
	08/2024		$1,383	NZD	2,258	0	(8)
UAG	07/2024	CHF	7,850		$8,687	0	(50)
	07/2024	DKK	26,664		3,872	44	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	ILS	2,639		712		13	0
	04/2025	DKK	17,500		2,581		28	0

Total Forward Foreign Currency Contracts							$5,358	$(1,960)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	53,000	$23	$32
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	53,000	31	38
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	53,200	47	85

Total Purchased Options							$101	$155

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	800	$(4)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	800	(4)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	900	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	900	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	500	(2)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	500	(2)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,000	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,000	(4)	(6)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,800	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,800	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	1,500	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	1,500	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	1,700	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	1,700	(6)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	800	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,600	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,600	(6)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	600	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	800	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	200	(1)	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	200	(1)	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	1,700	(4)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	1,700	(4)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	600	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	600	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	800	(3)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	400	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	400	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	400	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	400	(2)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	900	(1)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	900	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	700	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	700	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	600	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	800	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	800	(3)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	600	(2)	(3)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	1,200	(2)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	1,200	(2)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	1,400	(2)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	1,400	(2)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	1,300	(2)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	1,300	(2)	(3)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	400	(1)	(2)

Total Written Options	$(152)	$(110)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$10,340	$(2,699)	$2,086	$0	$(613)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSLT Index	36,676	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	$21,385	$0	$(91)	$0	$(91)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	ERAUSLT Index	81,414	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	47,470	0	(205)	0	(205)
	Receive	ERAUSLT Index	208,344	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	121,479	0	(514)	0	(514)
	Receive	ERAUSLT Index	17,294	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	10,084	0	(43)	0	(43)
	Receive	ERAUSLT Index	576,632	5.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	297,225	0	29,277	29,277	0
	Receive	ERAUSLT Index	612,064	5.780% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/05/2025	329,774	0	19,445	19,445	0
MYI	Receive	ERAUSLT Index	3,651	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	2,129	0	(9)	0	(9)
	Receive	ERAUSLT Index	296,833	5.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	173,074	0	(748)	0	(748)
	Receive	ERAUSLT Index	49,833	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	29,056	0	(126)	0	(126)
RBC	Receive	ERAUSLT Index	50,505	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	29,448	0	(124)	0	(124)

								$0	$46,862	$48,722	$(1,860)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	200,340	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$24,750	$0	$0	$0	$0

Total Swap Agreements								$(2,699)	$48,948	$48,722	$(2,473)

(m)

Securities with an aggregate market value of $2,801 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$697	$697
Corporate Bonds & Notes
Banking & Finance	0	105,028	0	105,028
Industrials	0	21,314	0	21,314
Utilities	0	7,576	0	7,576
Municipal Bonds & Notes
California	0	516	0	516
U.S. Government Agencies	0	247,271	0	247,271
U.S. Treasury Obligations	0	71,587	0	71,587
Non-Agency Mortgage-Backed Securities	0	89,576	935	90,511
Asset-Backed Securities	0	401,863	0	401,863
Sovereign Issues	0	5,622	0	5,622
Common Stocks
Communication Services	1,331	0	0	1,331
Consumer Discretionary	1,830	0	0	1,830
Consumer Staples	9,195	0	0	9,195
Energy	1,482	0	0	1,482
Financials	12,806	0	0	12,806
Health Care	10,340	0	0	10,340
Industrials	7,870	0	0	7,870
Information Technology	35,795	0	0	35,795
Materials	502	0	0	502
Short-Term Instruments
Commercial Paper	847	36,190	0	37,037
Repurchase Agreements	0	170,687	0	170,687
Short-Term Notes	0	157	0	157
Japan Treasury Bills	0	49,162	0	49,162
U.S. Treasury Bills	0	2	0	2

	$81,998	$1,206,551	$1,632	$1,290,181
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$66,807	$0	$0	$66,807

Total Investments	$148,805	$1,206,551	$1,632	$1,356,988

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	143	1,602	0	1,745
Over the counter	0	54,235	0	54,235

	$143	$55,837	$0	$55,980
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(664)	0	(667)
Over the counter	0	(3,930)	(613)	(4,543)

	$(3)	$(4,594)	$(613)	$(5,210)

Total Financial Derivative Instruments	$140	$51,243	$(613)	$50,770

Totals	$148,945	$1,257,794	$1,019	$1,407,758

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.8% ¤
CORPORATE BONDS & NOTES 10.2%
BANKING & FINANCE 9.2%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$199
American Honda Finance Corp.
5.000% due 05/23/2025		400	399
5.914% due 02/12/2025 •		300	301
Athene Global Funding 5.620% due 05/08/2026		300	300
Bank of America Corp.
1.734% due 07/22/2027 •		200	185
5.933% due 09/15/2027 •		600	607
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		300	302
Bank of Nova Scotia 5.450% due 08/01/2029		500	505
Barclays PLC 6.224% due 05/09/2034 •		400	410
Citibank NA 5.488% due 12/04/2026		1,200	1,207
Equinix, Inc. 1.550% due 03/15/2028		100	88
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	200
5.800% due 03/08/2029		200	199
Goldman Sachs Group, Inc.
3.500% due 11/16/2026		200	192
5.798% due 08/10/2026 •		500	500
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	101
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	409
GSPA Monetization Trust 6.422% due 10/09/2029		34	33
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	202
Jackson National Life Global Funding 5.600% due 04/10/2026		300	300
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	93
1.578% due 04/22/2027 •		200	187
3.960% due 01/29/2027 •		200	195
JPMorgan Chase Bank NA 5.110% due 12/08/2026		500	500
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		200	197
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(c)		200	199
Morgan Stanley
4.361% due 03/19/2027 ~	EUR	100	107
5.050% due 01/28/2027 •		$600	597
Morgan Stanley Bank NA 5.882% due 10/30/2026		250	253
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	3,800	537
1.500% due 10/01/2052		3,705	423
Realkredit Danmark AS 1.000% due 04/01/2025		4,200	593
Royal Bank of Canada 4.875% due 01/19/2027		$300	298
UBS AG 7.950% due 01/09/2025		400	404
UBS Group AG 4.751% due 05/12/2028 •		500	490
VICI Properties LP 4.750% due 02/15/2028		100	98
Wells Fargo & Co. 3.196% due 06/17/2027 •		400	383

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		300	301

			12,494

INDUSTRIALS 0.5%
Boeing Co. 6.528% due 05/01/2034		100	102
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	107
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		$150	150
Hyundai Capital America 6.512% due 08/04/2025 •		400	402

			761

UTILITIES 0.5%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		200	201
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100
Southern California Edison Co.
4.875% due 02/01/2027		100	99
5.150% due 06/01/2029		300	300

			700

Total Corporate Bonds & Notes (Cost $14,028)			13,955

U.S. GOVERNMENT AGENCIES 24.8%
Fannie Mae
0.000% due 08/25/2039 (b)(e)		272	228
0.000% due 11/25/2040 •		3	2
0.600% due 03/25/2037 •(a)		125	9
0.650% due 04/25/2037 •(a)		424	32
0.700% due 11/25/2039 •(a)		68	5
0.930% due 03/25/2037 •(a)		163	12
0.950% due 05/25/2037 •(a)		414	27
1.340% due 04/25/2037 •(a)		765	80
1.750% due 02/25/2037 •(a)		70	7
2.200% due 07/25/2033 •(a)		39	3
2.349% due 01/25/2031 ~(a)		455	32
5.780% due 04/25/2037 •		3	3
5.800% due 07/25/2037 •		5	5
5.970% due 10/25/2040 •		16	16
Freddie Mac
0.000% due 02/15/2040 - 09/15/2041 •		577	488
1.122% due 09/15/2036 •(a)		148	12
3.000% due 09/01/2032		420	398
5.000% due 04/15/2041		209	209
5.500% due 03/15/2034		99	101
5.748% due 05/15/2037 •		5	5
Ginnie Mae 5.794% due 08/20/2047 •		104	99
U.S. Small Business Administration
5.490% due 03/01/2028		7	7
6.020% due 08/01/2028		57	57
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		78	76
4.500% due 08/01/2052		382	362
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054		2,900	2,735
5.000% due 08/01/2054		5,500	5,315
5.500% due 08/01/2054		7,200	7,101
6.000% due 08/01/2054		8,600	8,621
6.500% due 08/01/2054		7,600	7,731

Total U.S. Government Agencies (Cost $34,371)			33,778

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Bonds
3.875% due 05/15/2043 (k)		1,600	1,444
4.125% due 08/15/2053 (k)		1,200	1,118
U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024		2,077	2,056
0.125% due 10/15/2025		242	234
0.250% due 01/15/2025		529	518
0.375% due 07/15/2025		2,908	2,836
0.625% due 01/15/2026		396	383
2.125% due 04/15/2029		1,622	1,624

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $10,391)			10,213

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.2%
Adjustable Rate Mortgage Trust 5.078% due 01/25/2036 ~		785	596
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		187	158
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	520	658
Banc of America Funding Trust
4.339% due 06/20/2037 «~		$29	24
4.789% due 09/20/2046 ~		666	572
6.000% due 08/25/2036 «		20	17
Banc of America Mortgage Trust
5.624% due 02/25/2034 «~		11	10
5.717% due 01/25/2035 ~		9	8
6.378% due 06/25/2034 «~		14	13
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~		132	116
7.660% due 02/25/2036 •		6	5
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~		182	141
4.834% due 01/25/2036 «~		16	14
ChaseFlex Trust 6.060% due 07/25/2037 •		1,473	1,229
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 05/25/2036 •		251	223
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		22	19
6.170% due 09/25/2062 þ		680	680
7.200% due 10/25/2035 •		28	26
7.780% due 10/25/2035 •		27	26
CitiMortgage Alternative Loan Trust
6.000% due 04/25/2037 •		246	209
6.000% due 06/25/2037		167	138
Countrywide Alternative Loan Trust
5.500% due 06/25/2025		330	260
5.500% due 11/25/2035		127	72
5.663% due 09/20/2046 •		42	38
5.750% due 03/25/2037 «		269	138
5.980% due 12/25/2035 •		18	16
6.000% due 12/25/2035		443	318
6.000% due 05/25/2036		73	36
6.000% due 08/25/2036 «•		138	76
6.057% due 11/20/2035 •		96	86
6.060% due 08/25/2035 •		637	579
6.250% due 08/25/2036		974	550
6.553% due 08/25/2035 •		53	48
6.633% due 01/25/2036 •		205	186
7.000% due 10/25/2037		153	53
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 05/25/2037		13	6
6.000% due 01/25/2037		341	163
6.000% due 02/25/2037		360	174
6.060% due 05/25/2035 •		120	99
6.120% due 02/25/2035 •		9	8
6.576% due 10/20/2034 ~		17	16
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •		66	62
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.840% due 06/25/2050 ~		884	759
5.750% due 08/25/2036 «		27	21
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.840% due 02/25/2037 •		810	673
5.960% due 02/25/2035 «•		46	43
First Horizon Alternative Mortgage Securities Trust
5.660% due 06/25/2036 ~		473	360
5.856% due 12/25/2035 ~		60	45
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		1,000	1,002
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		38	32
5.055% due 11/25/2035 «~		7	7
5.435% due 07/25/2035 ~		7	6
5.500% due 01/25/2037 «		18	27
5.546% due 09/25/2035 «~		45	39
6.940% due 04/25/2032 «•		18	14
HarborView Mortgage Loan Trust 7.153% due 10/19/2035 •		968	485
Impac CMB Trust 6.100% due 03/25/2035 •		154	144
Impac Secured Assets Trust 5.671% due 07/25/2035 «~		64	56
IndyMac INDX Mortgage Loan Trust
4.425% due 05/25/2035 ~		501	338

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

5.840% due 09/25/2046 •		183	153
5.860% due 11/25/2046 •		954	853
5.940% due 07/25/2035 •		265	239
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033		700	607
JP Morgan Mortgage Trust
4.150% due 07/27/2037 ~		109	98
5.266% due 07/25/2035 ~		6	5
5.543% due 07/25/2035 «~		151	138
5.750% due 01/25/2036		20	9
Lehman Mortgage Trust 6.000% due 11/25/2036 •		256	124
Lehman XS Trust 5.910% due 08/25/2046 •		458	437
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~		16	15
MASTR Asset Securitization Trust 6.000% due 06/25/2036		167	94
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.303% due 08/15/2032 •		33	31
Merrill Lynch Alternative Note Asset Trust
5.680% due 03/25/2037 •		434	105
5.860% due 03/25/2037 •		3,272	794
6.000% due 03/25/2037 «		79	27
Merrill Lynch Mortgage Investors Trust
4.985% due 04/25/2035 «~		12	10
5.016% due 05/25/2036 ~		103	91
5.679% due 02/25/2036 ~		2	2
7.254% due 02/25/2033 «•		22	20
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		122	50
6.965% due 06/25/2036 ~		5	5
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		112	52
New York Mortgage Trust 5.250% due 07/25/2062 þ		425	417
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		40	20
NovaStar Mortgage Funding Trust 0.536% due 09/25/2046 •		953	321
Prime Mortgage Trust 6.000% due 06/25/2036 «		1	1
Residential Accredit Loans, Inc. Trust
5.960% due 08/25/2037 •		28	25
6.000% due 01/25/2037		46	36
6.000% due 03/25/2037 «		117	90
Residential Funding Mortgage Securities, Inc. Trust 5.440% due 04/25/2037 ~		226	187
Sequoia Mortgage Trust
3.914% due 09/20/2046 ~		126	84
6.228% due 05/20/2034 «•		4	4
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		900	853
Structured Adjustable Rate Mortgage Loan Trust
4.271% due 01/25/2035 ~		46	45
5.759% due 08/25/2035 «~		44	24
Structured Asset Mortgage Investments Trust 5.880% due 04/25/2036 •		48	42
SunTrust Adjustable Rate Mortgage Loan Trust 6.603% due 01/25/2037 ~		116	78
Thornburg Mortgage Securities Trust
3.479% due 03/25/2044 ~		52	51
5.664% due 12/25/2044 «~		108	98
7.017% due 06/25/2047 •		289	271
7.017% due 06/25/2047 «•		0	1
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	500	633
Trinity Square PLC 0.000% due 07/15/2059 ~		500	634
WaMu Mortgage Pass-Through Certificates Trust
4.343% due 06/25/2037 ~		$167	139
4.372% due 12/25/2046 •		37	31
4.597% due 10/25/2035 ~		26	23
4.736% due 06/25/2037 ~		55	47
4.846% due 12/25/2035 ~		236	211
5.399% due 01/25/2035 ~		57	51
5.628% due 08/25/2035 «~		47	45
6.000% due 12/25/2045 •		19	18
6.153% due 02/25/2046 •		77	67
7.267% due 06/25/2033 «~		54	51
Washington Mutual Mortgage Pass-Through Certificates Trust
3.917% due 09/25/2036 •		708	186
5.903% due 02/25/2047 •		998	860
5.960% due 02/25/2036 •		704	559
6.093% due 04/25/2046 •		86	66

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.269% due 09/25/2036 ~		6	5

Total Non-Agency Mortgage-Backed Securities (Cost $24,490)			22,150

ASSET-BACKED SECURITIES 29.4%
Aames Mortgage Investment Trust 6.450% due 07/25/2035 •		170	170
Albacore Euro CLO Ltd. 4.984% due 10/18/2034 •	EUR	500	536
AREIT Trust 6.583% due 01/20/2037 •		$472	468
Ares CLO Ltd. 6.637% due 04/17/2033 •		1,000	1,003
Asset-Backed Securities Corp. Home Equity Loan Trust 6.270% due 06/25/2034 •		1,160	1,175
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		150	149
5.900% due 08/21/2028		300	304
Bear Stearns Asset-Backed Securities Trust 6.510% due 08/25/2037 •		797	695
BHG Securitization Trust
5.320% due 10/17/2035		137	137
5.930% due 10/17/2035		900	896
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		500	504
Capital One Prime Auto Receivables Trust 5.983% due 09/15/2025 •		11	11
CarMax Auto Owner Trust 6.233% due 12/15/2025 •		51	51
Carvana Auto Receivables Trust
4.600% due 07/15/2026		157	156
5.420% due 04/10/2028		400	399
5.620% due 01/10/2029		300	301
5.980% due 08/10/2026		134	134
6.410% due 09/10/2027		221	221
CBAM Ltd. 6.599% due 04/17/2031 •		570	570
Chase Funding Trust 6.100% due 08/25/2032 •		37	36
Chase Issuance Trust 4.720% due 01/15/2031		800	795
CIFC Funding Ltd. 6.689% due 07/18/2031 •		462	463
Citigroup Mortgage Loan Trust
5.650% due 05/25/2037 •		1,050	686
6.060% due 10/25/2036 •		322	183
7.250% due 05/25/2036 þ		136	68
Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	100
5.430% due 10/15/2026		100	100
Countrywide Asset-Backed Certificates Trust
5.680% due 09/25/2037 •		339	347
5.860% due 02/25/2037 •		311	281
6.200% due 08/25/2047 •		366	350
CPS Auto Receivables Trust 6.130% due 09/15/2026		255	256
CRB Securitization Trust 6.960% due 10/20/2033		507	510
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,774	486
CVC Cordatus Loan Fund DAC 5.091% due 10/23/2034 •	EUR	498	534
Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •		$1,000	1,004
DLLAA LLC 5.930% due 07/20/2026		371	371
Dryden CLO Ltd. 6.640% due 07/15/2031 •		474	474
DT Auto Owner Trust 6.290% due 08/16/2027		383	384
EMC Mortgage Loan Trust 6.760% due 02/25/2041 «•		13	13
Encore Credit Receivables Trust 6.195% due 09/25/2035 •		30	30
Enterprise Fleet Financing LLC 3.030% due 01/20/2028		220	218
Fifth Third Auto Trust 5.800% due 11/16/2026		340	341
First Franklin Mortgage Loan Trust
5.620% due 11/25/2036 •		117	115
5.770% due 09/25/2036 •		155	145
6.180% due 11/25/2035 •		703	635
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		362	362

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Fremont Home Loan Trust
5.600% due 11/25/2036 •		452	259
5.760% due 10/25/2036 •		1,524	607
6.195% due 01/25/2035 •		151	147
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		700	699
5.700% due 01/15/2027		262	262
6.040% due 03/15/2027		335	335
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	302
6.270% due 08/16/2027		309	310
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		300	298
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		61	61
GSAA Home Equity Trust
4.162% due 03/25/2036 ~		544	89
5.560% due 05/25/2037 •		621	218
5.600% due 03/25/2036 •		285	92
6.100% due 04/25/2047 •		558	243
6.795% due 06/25/2036 þ		514	127
GSAMP Trust
5.660% due 12/25/2046 •		206	100
5.720% due 12/25/2046 •		1,130	583
5.920% due 01/25/2037 •		605	496
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		300	300
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	498
5.290% due 04/15/2027		500	499
JP Morgan Mortgage Acquisition Trust 5.670% due 10/25/2036 •		170	167
LCCM Trust 6.643% due 12/13/2038 •		699	685
LoanCore Issuer Ltd. 6.743% due 11/15/2038 •		580	577
Marlette Funding Trust
5.180% due 11/15/2032		2	2
5.950% due 11/15/2032		200	200
6.070% due 04/15/2033		131	131
Master Credit Card Trust 6.183% due 01/21/2027 •		500	502
MF1 LLC 7.489% due 06/19/2037 •		1,000	1,002
MF1 Ltd. 6.526% due 10/16/2036 •		330	329
Morgan Stanley ABS Capital, Inc. Trust
5.570% due 03/25/2037 •		1,888	796
6.375% due 03/25/2035 «•		3	3
Morgan Stanley Dean Witter Capital, Inc. Trust 6.440% due 02/25/2033 «•		104	100
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ		363	78
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •		918	919
Octane Receivables Trust 5.870% due 05/21/2029		358	358
Option One Mortgage Loan Trust 6.240% due 02/25/2035 •		477	446
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		30	30
4.970% due 01/15/2030		24	24
6.060% due 03/15/2030		208	208
7.179% due 04/15/2031		188	189
Palmer Square European Loan Funding DAC 5.123% due 08/15/2033 •	EUR	500	535
Ready Capital Mortgage Financing LLC 7.897% due 10/25/2039 •		$579	582
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		340	141
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		235	231
5.380% due 11/25/2030		192	191
7.130% due 01/26/2032		413	415
Residential Asset Securities Corp. Trust 6.040% due 06/25/2033 •		94	85
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	504
6.180% due 02/16/2027		468	468
Saranac CLO Ltd. 6.817% due 11/20/2029 •		48	48
SBNA Auto Lease Trust 5.390% due 11/20/2026		700	699
Securitized Asset-Backed Receivables LLC Trust
5.940% due 07/25/2036 •		740	292
6.420% due 01/25/2036 •		401	366

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Soundview Home Loan Trust 6.760% due 10/25/2037 •		648	478
Specialty Underwriting & Residential Finance Trust
5.411% due 12/25/2036 •		438	416
5.760% due 06/25/2037 •		128	73
Structured Asset Investment Loan Trust 8.610% due 08/25/2033 •		420	373
Theorem Funding Trust 6.060% due 12/15/2028		159	159
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		890	886
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		384	385
Upstart Securitization Trust 5.500% due 06/20/2032		236	235
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		32	31
USAA Auto Owner Trust 5.830% due 07/15/2026		213	213
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		155	155
6.706% due 07/20/2032 •		500	500
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		350	351
6.230% due 01/15/2027		871	873

Total Asset-Backed Securities (Cost $41,892)			40,123

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	3,800	629
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	4,958	228
4.000% due 11/30/2028 (g)		975	50

Total Sovereign Issues (Cost $939)			907

		SHARES
COMMON STOCKS 7.8%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		1,234	51
Walt Disney Co.		1,234	122

			173

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (d)		1,234	239

CONSUMER STAPLES 0.9%
Coca-Cola Co.		1,234	79
Home Depot, Inc.		1,234	425
McDonald's Corp.		1,234	314
NIKE, Inc. 'B'		1,234	93
Procter & Gamble Co.		1,234	203
Walmart, Inc.		1,234	84

			1,198

ENERGY 0.1%
Chevron Corp.		1,234	193

FINANCIALS 1.2%
American Express Co.		1,234	286
Goldman Sachs Group, Inc.		1,234	558
JPMorgan Chase & Co.		1,234	249
Travelers Cos., Inc.		1,234	251
Visa, Inc. 'A'		1,234	324

			1,668

HEALTH CARE 1.0%
Amgen, Inc.		1,234	386
Johnson & Johnson		1,234	180
Merck & Co., Inc.		1,234	153
UnitedHealth Group, Inc.		1,234	628

			1,347

INDUSTRIALS 0.8%
3M Co.		1,234	126

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Boeing Co. (d)	1,234	225
Caterpillar, Inc.	1,234	411
Honeywell International, Inc.	1,234	263

		1,025

INFORMATION TECHNOLOGY 3.4%
Apple, Inc.	1,234	260
Cisco Systems, Inc.	1,234	59
Intel Corp.	1,234	38
International Business Machines Corp.	1,234	213
Microsoft Corp.	1,234	552
NVIDIA Corp.	26,277	3,246
Salesforce, Inc.	1,234	317

		4,685

MATERIALS 0.1%
Dow, Inc.	1,234	66

Total Common Stocks (Cost $10,475)		10,594

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.2%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc. 5.500% due 07/03/2024	$250	250
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (c)	250	249
Crown Castle, Inc.
5.840% due 07/09/2024	250	249
5.840% due 07/30/2024	250	249
Discovery Communications LLC 6.000% due 07/15/2024 (c)	350	349
Entergy Corp. 5.550% due 08/01/2024	250	249
Global Payments, Inc. 5.970% due 07/01/2024	250	250
Intel Corp. 5.520% due 07/09/2024	250	250
Intercontinental Exchange, Inc. 5.510% due 07/08/2024	250	250
L3Harris Technologies, Inc. 5.520% due 07/22/2024	400	398
Marathon Oil Corp. 5.830% due 07/05/2024	250	250
NextEra Energy Capital Holdings, Inc. 5.580% due 07/11/2024	250	249
Parker Hannifin Corp. 5.520% due 08/28/2024	250	248
Penske Truck Leasing Co. LP 5.510% due 08/02/2024	250	249
Southern California Edison Co. 5.600% due 07/12/2024	250	249
VW Credit, Inc.
5.530% due 07/09/2024	250	249
5.550% due 07/16/2024	250	249

		4,486

REPURCHASE AGREEMENTS (j) 9.7%		13,206

U.S. TREASURY BILLS 1.2%
5.383% due 07/11/2024 (e)(f)(l)	1,600	1,598

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $19,292)		19,290

Total Investments in Securities (Cost $155,878)		151,010

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short Asset Portfolio	1,435,100	13,998
PIMCO Short-Term Floating NAV Portfolio III	133,506	1,299

Total Short-Term Instruments (Cost $15,186)		15,297

Total Investments in Affiliates (Cost $15,186)		15,297

Total Investments 122.0% (Cost $171,064)		$166,307
Financial Derivative Instruments (i)(j) 2.7%(Cost or Premiums, net $3,087)		3,673
Other Assets and Liabilities, net (24.7)%		(33,610)

Net Assets 100.0%		$136,370

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.350%	06/28/2024	07/01/2024	$12,700	U.S. Treasury Bonds 5.375% due 02/15/2031	$(12,952)	$12,700	$12,706
FICC	2.600	06/28/2024	07/01/2024	506	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(516)	506	506

Total Repurchase Agreements	$(13,468)	$13,206	$13,212

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	108	$22,056	$37	$0	$(3)
U.S. Treasury 5-Year Note September Futures	09/2024	41	4,370	19	0	(4)
U.S. Treasury 10-Year Note September Futures	09/2024	95	10,449	43	0	(25)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	53	6,017	40	0	(26)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	6	752	8	0	(10)

$147	$0	$(68)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	37	$(7,302)	$(76)	$15	$0
Euro-Bund September Futures	09/2024	2	(282)	(4)	1	0
Euro-Buxl 30-Year Bond September Futures	09/2024	1	(139)	(3)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2024	1	(118)	0	1	0

$(83)	$18	$0

Total Futures Contracts	$64	$18	$(68)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.399%		$600	$11	$(4)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564		100	(1)	3	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149		700	8	6	14	0	0

							$18	$5	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly		06/20/2029		$100	$2	$0	$2	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$4	$3	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	315,000	(3)	2	(1)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$11,050	164	(22)	142	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		4,200	41	24	65	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		9,300	(22)	129	107	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		1,600	0	32	32	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		1,360	0	27	27	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		4,400	66	83	149	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,000	27	18	45	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	108	201	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		5,790	48	178	226	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	412	1,965	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	58	574	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		280	15	(11)	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,300	97	(37)	60	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	4	4	1	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		100	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		6,400	(92)	203	111	39	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	377	1,122	28	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	241	347	31	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	28	11	4	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	8	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		300	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		200	(1)	13	12	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	2	2	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		2,200	40	(49)	(9)	0	(4)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,000	(54)	55	1	2	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	5,700	0	(2)	(2)	1	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	CPURNSA	2.487	Maturity	12/07/2051	$1,000	43	10	53	0	(1)

$3,350	$1,905	$5,255	$254	$(17)

Total Swap Agreements	$3,370	$1,910	$5,280	$254	$(17)

Cash of $3,288 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	191	$117	$1	$0
08/2024	$117	NZD	191	0	(1)
10/2024	540	CNH	3,864	0	(6)
BOA	07/2024	HKD	649	$83	0	0
07/2024	KRW	802,157	586	5	0
07/2024	SGD	14	10	0	0
07/2024	$121	PLN	483	0	(1)
07/2024	209	SGD	283	0	(1)
08/2024	SGD	14	$10	0	0
BPS	07/2024	BRL	623	124	12	0
07/2024	EUR	280	301	1	0
07/2024	GBP	1,175	1,501	16	0
07/2024	KRW	796,147	580	3	0
07/2024	$1,022	AUD	1,533	1	0
07/2024	112	BRL	623	0	(1)
07/2024	210	CAD	288	1	0
07/2024	1,854	EUR	1,733	2	0
07/2024	100	IDR	1,638,639	0	0
07/2024	50	ILS	187	0	(1)
07/2024	251	NZD	408	0	(2)
07/2024	286	PLN	1,137	0	(4)
07/2024	642	SGD	871	0	0
08/2024	AUD	1,533	$1,023	0	(1)
08/2024	EUR	1,733	1,856	0	(2)
08/2024	SGD	869	642	0	0
09/2024	CNH	8,998	1,256	16	0
09/2024	TWD	26,119	812	6	0
09/2024	$201	INR	16,802	0	0
10/2024	CNH	3,286	$459	5	0
10/2024	$101	CNH	726	0	(1)
BRC	07/2024	DKK	1,185	$172	2	0
07/2024	MXN	1,894	103	0	(1)
07/2024	NOK	346	33	1	0
07/2024	SGD	194	144	1	0
07/2024	$150	PLN	600	0	(1)
09/2024	MXN	3,756	$199	0	(4)
10/2024	$161	CNH	1,158	0	(1)
BSH	07/2024	BRL	2,000	$396	39	0
07/2024	$360	BRL	2,000	0	(2)
CBK	07/2024	BRL	3,783	$680	4	0
07/2024	CHF	176	193	0	(3)
07/2024	GBP	28	36	0	0
07/2024	KRW	61,833	45	1	0
07/2024	PLN	300	74	0	(1)
07/2024	SEK	551	52	0	0
07/2024	$694	BRL	3,783	0	(18)
07/2024	160	GBP	126	0	(1)
07/2024	302	PLN	1,198	0	(5)
07/2024	ZAR	2,485	$139	2	0
08/2024	BRL	3,795	694	18	0
09/2024	TWD	9,356	290	2	0
09/2024	$928	INR	77,582	1	(1)
DUB	07/2024	KRW	435,139	$316	1	0
07/2024	$299	PLN	1,177	0	(7)
08/2024	BRL	393	$76	6	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

FAR	07/2024	AUD	1,533	1,022	0	(1)
07/2024	NZD	367	224	0	0
07/2024	$121	JPY	19,315	0	(1)
07/2024	12	NZD	20	0	0
08/2024	JPY	19,225	$121	1	0
08/2024	$224	NZD	367	0	0
GLM	07/2024	BRL	3,500	$654	28	0
07/2024	MXN	1,825	98	0	(1)
07/2024	$648	BRL	3,500	0	(22)
07/2024	200	PLN	790	0	(4)
07/2024	516	ZAR	9,439	2	0
08/2024	556	BRL	2,853	0	(48)
09/2024	343	TRY	12,169	2	0
10/2024	CNH	364	$51	0	0
04/2025	BRL	3,700	665	23	0
04/2025	DKK	2,600	384	5	0
JPM	07/2024	BRL	1,179	228	17	0
07/2024	CHF	106	117	0	(1)
07/2024	KRW	537,022	389	0	0
07/2024	SGD	945	702	5	0
07/2024	$212	BRL	1,179	0	(2)
07/2024	1,473	CHF	1,320	0	(4)
07/2024	257	DKK	1,788	0	0
07/2024	50	ILS	184	0	(1)
07/2024	119	PLN	466	0	(3)
07/2024	971	ZAR	17,879	10	0
08/2024	CHF	1,206	$1,349	2	0
08/2024	DKK	1,785	257	0	0
09/2024	TWD	15,918	494	4	0
09/2024	$92	BRL	503	0	(3)
09/2024	116	INR	9,679	0	0
09/2024	799	MXN	14,451	0	(18)
10/2024	CNH	5,211	$728	8	0
10/2024	$101	CNH	723	0	(1)
04/2025	BRL	100	$18	0	0
MBC	07/2024	CAD	2,194	1,612	8	0
07/2024	EUR	1,460	1,588	25	0
07/2024	JPY	19,332	124	4	0
07/2024	$1,393	CAD	1,908	1	0
07/2024	78	EUR	72	0	(1)
07/2024	1,363	GBP	1,077	0	(1)
07/2024	25	NOK	269	0	0
08/2024	CAD	1,906	$1,393	0	(1)
08/2024	GBP	1,077	1,363	1	0
08/2024	NOK	269	25	0	0
09/2024	TWD	2,061	64	1	0
MYI	07/2024	BRL	2,380	461	35	0
07/2024	$428	BRL	2,380	0	(2)
07/2024	176	DKK	1,227	0	0
07/2024	250	NZD	407	0	(2)
07/2024	52	SEK	551	0	0
08/2024	DKK	1,225	$176	0	0
08/2024	SEK	550	52	0	0
09/2024	INR	6,817	81	0	0
09/2024	TWD	6,332	197	2	0
09/2024	$70	INR	5,870	0	0
04/2025	DKK	2,900	$428	5	0
SCX	07/2024	EUR	65	70	0	0
07/2024	KRW	404,003	296	3	0
07/2024	$93	KRW	127,463	0	(1)
09/2024	CNH	3,539	$493	6	0
09/2024	TWD	11,485	356	2	0
09/2024	$909	INR	76,056	1	0
09/2024	90	TWD	2,895	0	(1)
TOR	07/2024	NZD	278	$170	1	0
08/2024	$170	NZD	278	0	(1)
UAG	07/2024	CHF	1,039	$1,150	0	(7)
07/2024	DKK	1,834	266	3	0
07/2024	ILS	384	104	2	0
08/2024	EUR	81	87	0	0
04/2025	DKK	2,500	369	4	0

Total Forward Foreign Currency Contracts	$358	$(193)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	8,100	$3	$5
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	8,100	5	6

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	8,200	7	13

Total Purchased Options							$15	$24

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	100	0	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	100	0	0
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	100	0	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	200	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	200	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	300	(1)	(1)

Total Written Options	$(18)	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,062	$(280)	$217	$0	$(63)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERADXULT Index	11,071	6.075% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	$27,926	$0	$(132)	$0	$(132)
MBC	Receive	ERADXULT Index	37,765	5.980% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	86,880	0	3,570	3,570	0
MEI	Receive	ERADXULT Index	150	5.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	378	0	(2)	0	(2)
MYI	Receive	ERADXULT Index	5,228	6.115% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	13,187	0	(63)	0	(63)

$0	$3,373	$3,570	$(197)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	26,277	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$3,246	$0	$0	$0	$0

Total Swap Agreements	$(280)	$3,590	$3,570	$(260)

(k)

Securities with an aggregate market value of $2,320 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,494	$0	$12,494
Industrials	0	761	0	761
Utilities	0	700	0	700
U.S. Government Agencies	0	33,778	0	33,778
U.S. Treasury Obligations	0	10,213	0	10,213
Non-Agency Mortgage-Backed Securities	0	21,142	1,008	22,150
Asset-Backed Securities	0	40,007	116	40,123
Sovereign Issues	0	907	0	907
Common Stocks
Communication Services	173	0	0	173
Consumer Discretionary	239	0	0	239
Consumer Staples	1,198	0	0	1,198
Energy	193	0	0	193
Financials	1,668	0	0	1,668
Health Care	1,347	0	0	1,347
Industrials	1,025	0	0	1,025
Information Technology	4,685	0	0	4,685
Materials	66	0	0	66
Short-Term Instruments
Commercial Paper	249	4,237	0	4,486
Repurchase Agreements	0	13,206	0	13,206
U.S. Treasury Bills	0	1,598	0	1,598

	$10,843	$139,043	$1,124	$151,010
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,297	$0	$0	$15,297

Total Investments	$26,140	$139,043	$1,124	$166,307

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	255	0	272
Over the counter	0	3,952	0	3,952

	$17	$4,207	$0	$4,224
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(85)	0	(85)
Over the counter	0	(403)	(63)	(466)

	$0	$(488)	$(63)	$(551)

Total Financial Derivative Instruments	$17	$3,719	$(63)	$3,673

Totals	$26,157	$142,762	$1,061	$169,980

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.4% ¤
CORPORATE BONDS & NOTES 8.4%
BANKING & FINANCE 7.2%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$199
American Express Co. 5.098% due 02/16/2028 •		100	100
American Honda Finance Corp. 5.914% due 02/12/2025 •		600	601
Athene Global Funding 5.620% due 05/08/2026		400	400
Bank of America Corp. 5.080% due 01/20/2027 •		1,200	1,193
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		100	101
Bank of Nova Scotia 5.450% due 08/01/2029		600	606
Barclays PLC 6.224% due 05/09/2034 •		400	410
Citibank NA 5.488% due 12/04/2026		1,000	1,006
Credit Suisse AG AT1 Claim		200	24
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	200
5.800% due 03/08/2029		200	199
Goldman Sachs Bank USA 5.414% due 05/21/2027 •		100	100
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	280
3.272% due 09/29/2025 •		200	199
5.798% due 08/10/2026 •		500	500
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	202
Jackson National Life Global Funding 5.600% due 04/10/2026		400	399
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		200	187
5.040% due 01/23/2028 •		100	99
5.581% due 04/22/2030 •		100	102
6.070% due 10/22/2027 •		200	204
JPMorgan Chase Bank NA 5.110% due 12/08/2026		400	400
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(b)		200	199
Morgan Stanley
5.050% due 01/28/2027 •		600	597
5.656% due 04/18/2030 •		200	203
Morgan Stanley Bank NA 5.882% due 10/30/2026		250	253
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	3,500	495
1.500% due 10/01/2052		3,512	401
Realkredit Danmark AS 1.000% due 04/01/2025		4,000	565
Royal Bank of Canada 4.875% due 01/19/2027		$300	298
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		400	400
UBS AG 7.950% due 01/09/2025		650	657
Wells Fargo & Co.
2.393% due 06/02/2028 •		100	92
3.196% due 06/17/2027 •		300	287
5.707% due 04/22/2028 •		100	101
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		200	201

			12,560

INDUSTRIALS 0.7%
Boeing Co. 2.196% due 02/04/2026		100	94

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	108
CVS Pass-Through Trust 6.943% due 01/10/2030		$120	121
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		150	150
Hyundai Capital America 6.512% due 08/04/2025 •		400	402
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		200	200
6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~		200	201

			1,276

UTILITIES 0.5%
Eversource Energy 5.850% due 04/15/2031		400	405
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100
Southern California Edison Co. 5.150% due 06/01/2029		300	300

			805

Total Corporate Bonds & Notes (Cost $14,679)			14,641

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
0.400% due 03/25/2041 •(a)		548	40
1.250% due 03/25/2036 •(a)		176	13
2.349% due 01/25/2031 ~(a)		467	33
4.761% due 12/25/2036 •		9	10
5.800% due 07/25/2037 - 09/25/2042 •		11	10
5.830% due 07/25/2037 •		12	12
5.850% due 09/25/2035 •		24	24
5.860% due 09/25/2035 •		53	53
6.170% due 06/25/2037 •		106	106
Freddie Mac
1.022% due 07/15/2036 •(a)		303	25
1.252% due 04/15/2036 •(a)		36	2
3.000% due 09/01/2032		336	318
5.000% due 04/15/2041		300	295
5.500% due 03/15/2034		72	73
5.828% due 03/15/2037 •		109	108
6.148% due 08/15/2037 •		154	154
6.158% due 10/15/2037 •		24	24
6.168% due 05/15/2037 - 09/15/2037 •		173	172
Ginnie Mae 6.473% due 04/20/2068 •		338	345
U.S. Small Business Administration 4.430% due 05/01/2029		14	14
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		78	75
4.500% due 12/01/2053		293	277
5.000% due 08/01/2053		1,807	1,757
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054		2,500	2,358
5.000% due 07/01/2054 - 08/01/2054		6,300	6,089
5.500% due 08/01/2054		9,600	9,468
6.000% due 08/01/2054		10,400	10,426
6.500% due 08/01/2054		7,500	7,629

Total U.S. Government Agencies (Cost $40,153)			39,910

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024		1,833	1,815
0.125% due 04/15/2025 (l)		364	354
0.125% due 10/15/2025 (l)		362	351
0.250% due 01/15/2025 (j)(l)		2,383	2,333
0.375% due 07/15/2025		2,115	2,062
0.625% due 01/15/2026		396	383
1.750% due 01/15/2034		408	396
2.125% due 04/15/2029		1,926	1,929
U.S. Treasury Notes
0.375% due 09/30/2027 (l)		100	88
0.625% due 11/30/2027 (l)		200	176
0.750% due 01/31/2028 (l)		300	263

Total U.S. Treasury Obligations (Cost $10,182)			10,150

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.9%
Adjustable Rate Mortgage Trust 5.078% due 01/25/2036 ~		424	322
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		115	78

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Avon Finance PLC 6.134% due 12/28/2049 •	GBP	520	658
Banc of America Funding Trust
5.873% due 04/20/2047 •		$13	10
6.496% due 09/20/2034 «~		1	1
Banc of America Mortgage Trust
5.624% due 02/25/2034 «~		8	8
5.717% due 01/25/2035 ~		10	9
Bear Stearns Adjustable Rate Mortgage Trust
4.743% due 11/25/2034 ~		6	5
5.075% due 01/25/2035 ~		1	1
5.277% due 07/25/2034 ~		20	19
5.416% due 11/25/2034 «~		1	1
6.253% due 04/25/2033 «~		4	4
6.277% due 01/25/2033 «~		111	105
6.333% due 08/25/2033 ~		10	10
7.660% due 02/25/2036 •		6	6
Bear Stearns ALT-A Trust
4.310% due 11/25/2035 ~		197	168
5.311% due 10/25/2035 ~		177	146
5.800% due 12/25/2046 •		15	12
5.960% due 01/25/2036 •		19	17
BX Trust 7.169% due 01/17/2039 •		1,000	986
Chase Home Lending Mortgage Trust 6.585% due 05/25/2055 •		500	501
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~		36	28
4.642% due 12/25/2035 ~		14	13
6.000% due 11/25/2036		113	45
6.000% due 12/25/2036 «		59	24
ChaseFlex Trust 6.060% due 07/25/2037 •		170	142
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		164	145
5.853% due 08/25/2035 «~		3	3
6.170% due 09/25/2062 þ		935	935
Countrywide Alternative Loan Trust
5.500% due 07/25/2035 «		1	1
5.500% due 11/25/2035		18	11
5.840% due 09/25/2046 •		195	179
5.860% due 08/25/2037 «•		42	26
5.913% due 05/20/2046 •		14	12
6.020% due 02/25/2037 •		82	66
6.057% due 11/20/2035 •		15	13
6.093% due 12/20/2035 •		167	149
6.100% due 11/25/2035 •		817	649
6.153% due 12/25/2035 •		23	20
6.250% due 08/25/2036		509	287
6.553% due 08/25/2035 •		9	8
6.633% due 01/25/2036 •		46	42
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~		43	38
5.069% due 02/20/2035 «~		1	1
6.120% due 02/25/2035 •		15	13
6.576% due 10/20/2034 ~		34	34
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		845	656
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.180% due 12/26/2059 ~		295	300
5.750% due 03/25/2037 «		66	32
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.120% due 02/25/2036 •		512	495
6.210% due 10/25/2047 •		740	558
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	31	39
GS Mortgage Securities Corp. Trust
6.553% due 07/15/2025 •		$805	803
8.729% due 08/15/2039 •		1,300	1,303
GSR Mortgage Loan Trust
5.055% due 11/25/2035 «~		5	5
5.500% due 01/25/2037 «		18	26
6.000% due 02/25/2036		1,008	403
6.000% due 07/25/2037 «		3	2
6.000% due 07/25/2037		256	163
HarborView Mortgage Loan Trust
4.332% due 06/19/2036 ~		243	121
5.793% due 12/19/2036 •		21	19
5.893% due 05/19/2035 •		756	703
5.933% due 06/19/2035 •		162	152
5.933% due 12/19/2036 •		470	441
IndyMac INDX Mortgage Loan Trust
4.122% due 06/25/2036 ~		484	408
5.820% due 02/25/2037 •		283	252
6.100% due 07/25/2045 •		14	11

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

InTown Mortgage Trust 8.615% due 08/15/2039 •		1,200	1,205
JP Morgan Alternative Loan Trust 4.295% due 05/25/2036 ~		246	137
JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033		900	780
6.826% due 12/15/2031 •		114	103
JP Morgan Mortgage Trust
4.296% due 10/25/2036 ~		108	77
4.660% due 10/25/2036 ~		15	9
5.364% due 04/25/2037 «~		15	11
5.543% due 07/25/2035 «~		79	73
5.750% due 01/25/2036		9	4
Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ		684	673
4.991% due 09/25/2060 ~		29	29
Lehman XS Trust
5.960% due 08/25/2037 •		198	186
7.160% due 09/25/2047 •		195	168
Luminent Mortgage Trust 6.180% due 04/25/2036 •		113	92
MASTR Adjustable Rate Mortgages Trust
3.272% due 07/25/2035 ~		34	29
4.814% due 10/25/2033 ~		174	148
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.883% due 12/15/2030 •		3	2
Merrill Lynch Alternative Note Asset Trust
5.860% due 03/25/2037 •		1,747	424
6.060% due 03/25/2037 •		356	86
Merrill Lynch Mortgage Investors Trust
4.902% due 09/25/2035 ~		94	73
5.637% due 05/25/2033 ~		13	12
Morgan Stanley Mortgage Loan Trust 6.965% due 06/25/2036 ~		5	5
Morgan Stanley Re-REMIC Trust
4.303% due 02/26/2037 •		91	80
5.250% due 05/26/2037 ~		89	41
Mortgage Equity Conversion Asset Trust 5.600% due 05/25/2042 •		223	218
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		186	171
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		11	5
PHH Alternative Mortgage Trust 5.780% due 02/25/2037 •		598	429
Prime Mortgage Trust 6.000% due 06/25/2036 «		1	1
Residential Accredit Loans, Inc. Trust
5.760% due 02/25/2037 •		238	211
5.820% due 07/25/2036 •		910	336
5.830% due 08/25/2036 •		420	379
6.000% due 08/25/2036		50	40
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		860	815
Structured Adjustable Rate Mortgage Loan Trust
4.051% due 11/25/2035 ~		179	159
5.760% due 08/25/2036 •		135	105
6.553% due 01/25/2035 •		4	4
7.282% due 02/25/2034 ~		2	1
Structured Asset Mortgage Investments Trust
5.920% due 02/25/2036 •		163	137
6.020% due 02/25/2036 •		2	2
6.153% due 02/19/2035 «•		7	6
Thornburg Mortgage Securities Trust
7.017% due 06/25/2047 •		262	224
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	500	633
Trinity Square PLC 0.000% due 07/15/2059 ~		500	634
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/25/2037 ~		$68	56
4.262% due 12/25/2046 •		54	46
4.736% due 06/25/2037 ~		32	27
5.963% due 07/25/2047 •		130	102
6.020% due 11/25/2045 •		16	14
6.033% due 10/25/2046 •		1,440	1,174
6.653% due 10/25/2046 •		16	15
Washington Mutual Mortgage Pass-Through Certificates Trust
5.903% due 02/25/2047 •		572	493
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		332	278
6.863% due 07/25/2037 ~		11	10

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.356% due 12/25/2036 ~		73	70

Total Non-Agency Mortgage-Backed Securities (Cost $25,651)			24,085

ASSET-BACKED SECURITIES 29.9%
ACE Securities Corp. Home Equity Loan Trust 5.580% due 10/25/2036 •		2	1
Albacore Euro CLO Ltd. 4.984% due 10/18/2034 •	EUR	500	536
Ally Auto Receivables Trust 5.528% due 03/17/2025		$164	164
American Express Credit Account Master Trust 4.870% due 05/15/2028		400	398
AmeriCredit Automobile Receivables Trust
6.063% due 10/19/2026 •		196	196
6.190% due 04/19/2027		483	484
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		600	597
AREIT Trust 6.583% due 01/20/2037 •		629	624
Ares CLO Ltd. 6.637% due 04/17/2033 •		1,000	1,003
Argent Securities Trust 5.570% due 09/25/2036 •		307	93
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		150	149
5.900% due 08/21/2028		300	304
BA Credit Card Trust
4.790% due 05/15/2028		400	398
4.980% due 11/15/2028		700	700
Bank of America Auto Trust 5.830% due 05/15/2026		280	280
Bear Stearns Asset-Backed Securities Trust 5.700% due 06/25/2047 •		52	52
BHG Securitization Trust
5.320% due 10/17/2035		183	183
5.930% due 10/17/2035		1,200	1,195
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •		1,000	1,003
CarMax Auto Owner Trust
5.300% due 03/15/2027		600	599
6.233% due 12/15/2025 •		51	51
Carvana Auto Receivables Trust
4.600% due 07/15/2026		157	156
5.620% due 01/10/2029		300	301
6.410% due 09/10/2027		166	166
Chase Issuance Trust 4.720% due 01/15/2031		700	696
Citigroup Mortgage Loan Trust
5.640% due 01/25/2037 •		1,489	1,057
5.660% due 05/25/2037 •		875	572
5.760% due 12/25/2036 •		1,339	533
Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	100
5.430% due 10/15/2026		100	100
6.090% due 10/15/2026		148	148
6.130% due 07/15/2026		319	319
Countrywide Asset-Backed Certificates Trust
5.860% due 02/25/2037 •		193	174
6.000% due 03/25/2036 •		296	252
6.060% due 06/25/2036 •		20	20
Crown Point CLO Ltd. 6.556% due 10/20/2031 •		1,000	1,002
CVC Cordatus Loan Fund DAC 5.091% due 10/23/2034 •	EUR	498	534
Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •		$1,000	1,004
DLLAA LLC 5.930% due 07/20/2026		371	371
Drive Auto Receivables Trust 5.830% due 12/15/2026		460	460
Dryden Senior Loan Fund 6.479% due 07/15/2030 •		918	918
DT Auto Owner Trust 6.290% due 08/16/2027		335	336
Enterprise Fleet Financing LLC 3.030% due 01/20/2028		188	186
Fifth Third Auto Trust 5.800% due 11/16/2026		272	273
Flagship Credit Auto Trust 5.640% due 03/15/2028		1,700	1,699
Fremont Home Loan Trust 6.120% due 01/25/2036 •		195	184
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027		600	599

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

GLS Auto Select Receivables Trust 5.580% due 06/17/2030		1,500	1,501
GM Financial Consumer Automobile Receivables Trust 5.120% due 02/16/2027		400	399
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		76	76
GSAA Home Equity Trust 5.700% due 06/25/2036 •		257	51
GSAMP Trust
5.560% due 12/25/2046 •		595	290
5.630% due 12/25/2036 •		1,243	588
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		300	300
Home Equity Mortgage Loan Asset-Backed Trust 5.670% due 04/25/2037 •		106	73
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		299	299
HSI Asset Securitization Corp. Trust
5.680% due 12/25/2036 •		3,562	914
5.820% due 04/25/2037 •		632	421
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	498
5.290% due 04/15/2027		500	499
JP Morgan Mortgage Acquisition Trust 4.359% due 07/25/2036 •		248	105
LCCM Trust 6.643% due 12/13/2038 •		932	913
Long Beach Mortgage Loan Trust
5.760% due 05/25/2036 •		215	112
6.000% due 05/25/2046 •		1,458	443
6.435% due 04/25/2035 •		219	216
M360 Ltd. 6.958% due 11/22/2038 •		764	749
Marlette Funding Trust
5.180% due 11/15/2032		2	2
5.950% due 11/15/2032		300	299
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		28	28
Master Credit Card Trust 6.183% due 01/21/2027 •		500	502
MASTR Asset-Backed Securities Trust
5.780% due 10/25/2036 •		1,146	567
5.940% due 03/25/2036 •		168	103
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •		947	432
5.590% due 02/25/2037 •		1,178	510
5.595% due 11/25/2036 •		1,686	1,080
5.670% due 01/25/2037 •		865	394
5.740% due 08/25/2036 •		1,593	794
Morgan Stanley Dean Witter Capital, Inc. Trust 6.440% due 02/25/2033 «•		92	89
Morgan Stanley Mortgage Loan Trust
5.800% due 11/25/2036 •		127	35
6.180% due 04/25/2037 •		140	37
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.120% due 10/25/2036 •		624	139
Northwoods Capital Ltd. 6.574% due 11/13/2031 •		1,000	1,003
NovaStar Mortgage Funding Trust 5.780% due 10/25/2036 •		864	364
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •		918	919
Octane Receivables Trust 5.870% due 05/21/2029		358	358
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029		600	600
Ownit Mortgage Loan Trust 6.360% due 10/25/2036 •		112	105
OZLM Ltd. 6.525% due 10/20/2031 •		897	897
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		36	36
6.060% due 03/15/2030		297	297
Palmer Square European Loan Funding DAC 5.123% due 08/15/2033 •	EUR	500	535
PRET LLC 5.240% due 09/27/2060 þ		$198	197
Regatta Funding Ltd. 6.523% due 10/25/2031 •		1,000	1,002
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,602	523
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		235	231
5.380% due 11/25/2030		268	267
7.130% due 01/26/2032		413	415

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	504
6.080% due 08/17/2026		176	176
6.180% due 02/16/2027		383	383
SBNA Auto Lease Trust 5.390% due 11/20/2026		600	599
Securitized Asset-Backed Receivables LLC Trust
5.620% due 08/25/2036 •		947	307
5.940% due 07/25/2036 •		454	179
6.420% due 01/25/2036 •		509	465
SLM Student Loan Trust 4.282% due 10/25/2039 •	EUR	548	553
SMB Private Education Loan Trust 0.000% due 07/05/2053 •		$500	498
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		55	55
Soundview Home Loan Trust
5.540% due 06/25/2037 •		218	142
5.720% due 02/25/2037 •		541	153
6.360% due 10/25/2037 •		1,219	950
Structured Asset Securities Corp. Mortgage Loan Trust 5.800% due 12/25/2036 •		36	35
Theorem Funding Trust 6.060% due 12/15/2028		205	204
TIAA CLO Ltd. 7.286% due 01/20/2032 •		1,000	1,001
Tricolor Auto Securitization Trust
6.480% due 08/17/2026		107	107
6.610% due 10/15/2027		384	385
Trillium Credit Card Trust 6.196% due 08/26/2028 •		600	603
Upstart Securitization Trust 5.500% due 06/20/2032		325	323
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		64	62
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		280	281
6.003% due 10/15/2026 •		280	281
6.230% due 01/15/2027		775	776
World Omni Auto Receivables Trust 5.570% due 12/15/2026		637	637

Total Asset-Backed Securities (Cost $55,214)			52,036

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	3,300	546
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	3,495	161
4.000% due 11/30/2028 (g)		488	25

Total Sovereign Issues (Cost $757)			732

		SHARES
COMMON STOCKS 7.2%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		1,468	60
Walt Disney Co.		1,468	146

			206

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		1,468	284

CONSUMER STAPLES 0.8%
Coca-Cola Co.		1,468	94
Home Depot, Inc.		1,468	505
McDonald's Corp.		1,468	374
NIKE, Inc. 'B'		1,468	111
Procter & Gamble Co.		1,468	242
Walmart, Inc.		1,468	99

			1,425

ENERGY 0.1%
Chevron Corp.		1,468	230

FINANCIALS 1.1%
American Express Co.		1,468	340
Goldman Sachs Group, Inc.		1,468	664
JPMorgan Chase & Co.		1,468	297

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Travelers Cos., Inc.	1,468	299
Visa, Inc. 'A'	1,468	385

		1,985

HEALTH CARE 0.9%
Amgen, Inc.	1,468	459
Johnson & Johnson	1,468	214
Merck & Co., Inc.	1,468	182
UnitedHealth Group, Inc.	1,468	747

		1,602

INDUSTRIALS 0.7%
3M Co.	1,468	150
Boeing Co. (c)	1,468	267
Caterpillar, Inc.	1,468	489
Honeywell International, Inc.	1,468	314

		1,220

INFORMATION TECHNOLOGY 3.2%
Apple, Inc.	1,468	309
Cisco Systems, Inc.	1,468	70
Intel Corp.	1,468	45
International Business Machines Corp.	1,468	254
Microsoft Corp.	1,468	656
NVIDIA Corp.	31,184	3,853
Salesforce, Inc.	1,468	377

		5,564

MATERIALS 0.1%
Dow, Inc.	1,468	78

Total Common Stocks (Cost $12,441)		12,594

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.9%
COMMERCIAL PAPER 3.8%
Alimentation Couche-Tard, Inc. 5.510% due 07/16/2024	$250	249
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (b)	600	598
Conagra Brands, Inc. 5.800% due 07/09/2024	250	250
Crown Castle, Inc.
5.840% due 07/09/2024	250	250
5.840% due 08/01/2024	500	497
Discovery Communications LLC 6.000% due 07/15/2024 (b)	300	299
Entergy Corp. 5.600% due 07/02/2024	250	250
Global Payments, Inc. 5.970% due 07/01/2024	250	250
Intel Corp.
5.520% due 07/08/2024	250	250
5.520% due 07/09/2024	250	250
Intercontinental Exchange, Inc. 5.500% due 07/11/2024	400	399
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024	250	249
L3Harris Technologies, Inc.
5.520% due 07/22/2024	500	498
5.600% due 07/11/2024	250	249
NextEra Energy Capital Holdings, Inc. 5.570% due 07/10/2024	250	249
Southern California Edison Co.
5.600% due 07/02/2024	500	500
5.600% due 07/12/2024 (b)	250	249
Targa Resources Corp.
6.000% due 07/22/2024	250	249
6.000% due 07/29/2024 (b)	600	597

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

VW Credit, Inc. 5.530% due 07/09/2024		250	250

			6,632

REPURCHASE AGREEMENTS (h) 12.9%			22,407

JAPAN TREASURY BILLS 6.2%
0.014% due 07/22/2024 - 09/24/2024 (d)(e)	JPY	1,730,000	10,752

U.S. TREASURY BILLS 1.0%
5.386% due 07/11/2024 (e)(f)(l)		$1,800	1,797

Total Short-Term Instruments (Cost $41,954)			41,588

Total Investments in Securities (Cost $201,031)			195,736

		SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short Asset Portfolio		1,191,284	11,620
PIMCO Short-Term Floating NAV Portfolio III		175,573	1,708

Total Short-Term Instruments (Cost $13,241)			13,328

Total Investments in Affiliates (Cost $13,241)			13,328

Total Investments 120.1% (Cost $214,272)			$209,064
Financial Derivative Instruments (i)(k) 5.2%(Cost or Premiums, net $2,886)			9,060
Other Assets and Liabilities, net (25.3)%			(44,010)

Net Assets 100.0%			$174,114

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.350%	06/28/2024	07/01/2024	$21,500	U.S. Treasury Bonds 4.250% due 05/15/2039	$(21,764)	$21,500	$21,510
FICC	2.600	06/28/2024	07/01/2024	907	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(925)	907	907

Total Repurchase Agreements	$(22,689)	$22,407	$22,417

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures	09/2024	6	$620	$4	$2	$0
E-mini S&P 500 Index September Futures	09/2024	12	3,313	12	0	(15)
U.S. Treasury 2-Year Note September Futures	09/2024	50	10,211	16	0	(1)
U.S. Treasury 5-Year Note September Futures	09/2024	75	7,993	53	0	(8)
U.S. Treasury 10-Year Note September Futures	09/2024	11	1,210	5	0	(3)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	26	2,952	20	0	(12)

$110	$2	$(39)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	44	$(8,683)	$(91)	$18	$0
Euro-BOBL Future September Futures	09/2024	10	(1,247)	(12)	2	(1)
Euro-Bund September Futures	09/2024	2	(282)	(4)	1	0
Euro-Buxl 30-Year Bond September Futures	09/2024	1	(139)	(3)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2024	2	(237)	0	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	2	(251)	(2)	3	0

$(112)	$27	$(1)

Total Futures Contracts	$(2)	$29	$(40)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.225%	$100	$1	$0	$1	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	200	29	1	30	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	100	0	0	0	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	100	(1)	2	1	0	0

$29	$3	$32	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$500	$35	$(3)	$32	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	28,100	628	(44)	584	0	(2)

$663	$(47)	$616	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	275,000	$(2)	$1	$(1)	$6	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024	$25,700	4	(327)	(323)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	21,540	362	(85)	277	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026	4,100	40	23	63	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	9,100	(23)	128	105	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,270	27	16	43	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	2,900	26	17	43	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	4,100	93	130	223	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,300	1,813	355	2,168	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5,100	333	37	370	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	0	0	0	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		100	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		6,100	(85)	191	106	37	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	0	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	254	364	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	13	8	4	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	24	9	3	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	(1)	6	5	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		200	(1)	13	12	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	2	2	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		2,700	46	(57)	(11)	0	(5)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,200	(63)	64	1	3	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	5,500	0	(2)	(2)	1	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	CPURNSA	2.487	Maturity	12/07/2051	$900	24	24	48	0	(1)

$2,673	$814	$3,487	$200	$(30)

Total Swap Agreements	$3,365	$770	$4,135	$200	$(32)

(j)	Securities with an aggregate market value of $551 and cash of $3,093 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	227	$139	$1	$0
08/2024	$139	NZD	227	0	(1)
10/2024	600	CNH	4,292	0	(7)
BOA	07/2024	KRW	948,037	$693	5	0
07/2024	SGD	13	10	0	0
07/2024	$131	PLN	524	0	(1)
07/2024	249	SGD	336	0	(1)
08/2024	JPY	550,000	$3,580	136	0
BPS	07/2024	AUD	45	30	0	0
07/2024	BRL	610	121	12	0
07/2024	EUR	323	348	2	0
07/2024	KRW	940,935	686	3	0
07/2024	NZD	95	59	1	0
07/2024	$1,127	AUD	1,691	1	0
07/2024	110	BRL	610	0	(1)
07/2024	2,382	EUR	2,227	3	0
07/2024	100	IDR	1,638,639	0	0
07/2024	51	ILS	188	0	(1)
07/2024	300	NZD	489	0	(3)
07/2024	319	PLN	1,267	0	(4)
07/2024	769	SGD	1,043	0	0
08/2024	AUD	1,691	$1,128	0	(1)
08/2024	EUR	2,227	2,386	0	(3)
08/2024	SGD	1,041	769	0	0
09/2024	CNH	10,852	1,514	19	0
09/2024	TWD	31,234	971	7	0
09/2024	$251	INR	21,002	0	0
10/2024	CNH	3,121	$436	5	0
10/2024	$127	CNH	907	0	(1)
BRC	07/2024	AUD	75	$50	0	0
07/2024	DKK	1,132	165	2	0
07/2024	MXN	2,465	133	0	(1)
07/2024	SGD	271	201	1	0
07/2024	$90	CHF	80	0	(1)
07/2024	19	NOK	196	0	0
07/2024	201	PLN	801	0	(2)
09/2024	MXN	3,100	$165	0	(2)
BSH	07/2024	BRL	1,800	357	35	0
07/2024	$324	BRL	1,800	0	(2)
CBK	07/2024	BRL	4,130	$743	4	0
07/2024	CHF	215	236	0	(3)
07/2024	GBP	906	1,152	7	0
07/2024	KRW	61,833	45	1	0
07/2024	$758	BRL	4,130	0	(19)
07/2024	389	PLN	1,542	0	(6)
08/2024	BRL	4,144	$758	19	0
09/2024	TWD	11,439	355	2	0
09/2024	$1,141	INR	95,398	1	(1)
DUB	07/2024	AUD	43	$28	0	0
07/2024	KRW	514,273	374	1	0
07/2024	$349	PLN	1,373	0	(8)
08/2024	BRL	436	$85	7	0
FAR	07/2024	AUD	1,528	1,018	0	(1)
07/2024	NZD	437	266	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	$133	JPY	21,139	0	(1)
07/2024	69	NZD	112	0	(1)
08/2024	JPY	21,039	$133	1	0
08/2024	$266	NZD	436	0	0
GLM	07/2024	BRL	3,000	$559	23	0
07/2024	MXN	2,281	123	0	(2)
07/2024	SGD	81	60	0	0
07/2024	$555	BRL	3,000	0	(18)
07/2024	200	PLN	788	0	(4)
07/2024	599	ZAR	10,959	3	0
08/2024	715	BRL	3,669	0	(61)
09/2024	430	TRY	15,255	3	0
04/2025	BRL	3,200	$574	19	0
04/2025	DKK	2,400	355	5	0
JPM	07/2024	BRL	1,175	226	16	0
07/2024	CHF	132	146	0	(1)
07/2024	KRW	634,686	460	0	0
07/2024	SGD	1,026	762	6	0
07/2024	$212	BRL	1,175	0	(2)
07/2024	1,690	CHF	1,517	0	(2)
07/2024	245	DKK	1,709	0	0
07/2024	100	ILS	369	0	(2)
07/2024	139	PLN	544	0	(4)
07/2024	1,128	ZAR	20,758	12	0
08/2024	CHF	1,511	$1,690	2	0
08/2024	DKK	1,706	245	0	0
09/2024	TWD	19,462	604	4	0
09/2024	$110	BRL	604	0	(3)
09/2024	132	INR	11,026	0	0
09/2024	1,037	MXN	18,759	0	(24)
10/2024	CNH	6,993	$977	11	0
10/2024	$126	CNH	903	0	(2)
04/2025	BRL	100	$18	0	0
MBC	07/2024	CAD	2,412	1,771	8	0
07/2024	EUR	1,586	1,726	28	0
07/2024	JPY	21,157	135	4	0
07/2024	NOK	152	14	0	0
07/2024	$1,762	CAD	2,413	1	0
07/2024	1,146	GBP	906	0	(1)
08/2024	CAD	2,411	$1,762	0	(2)
08/2024	GBP	906	1,146	1	0
08/2024	$14	NOK	152	0	0
09/2024	TWD	1,727	$54	0	0
MYI	07/2024	BRL	2,644	512	39	0
07/2024	$476	BRL	2,644	0	(3)
07/2024	168	DKK	1,173	0	0
07/2024	300	NZD	489	0	(2)
08/2024	DKK	1,171	$168	0	0
08/2024	JPY	520,000	3,376	128	0
09/2024	450,000	2,868	35	0
09/2024	TWD	7,742	241	3	0
09/2024	$88	INR	7,360	0	0
04/2025	DKK	2,700	$399	5	0
NGF	07/2024	JPY	210,000	1,392	83	0
SCX	07/2024	EUR	318	342	1	0
07/2024	KRW	477,476	350	4	0
09/2024	CNH	4,188	584	7	0
09/2024	TWD	13,165	408	3	0
09/2024	$1,024	INR	85,738	1	0
TOR	07/2024	NZD	331	$203	1	0
08/2024	$203	NZD	331	0	(1)
UAG	07/2024	CHF	1,251	$1,384	0	(8)
07/2024	DKK	1,753	255	3	0
07/2024	ILS	561	151	3	0
04/2025	DKK	2,400	354	4	0

Total Forward Foreign Currency Contracts	$742	$(214)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	7,300	$3	$4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	7,400	4	5
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	7,400	7	12

Total Purchased Options	$14	$21

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	100	0	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	200	(1)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	0	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	100	0	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	200	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	200	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	100	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	300	(1)	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	100	0	(1)

Total Written Options	$(22)	$(17)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.06-2 Index «	0.110%	Monthly	05/25/2046	$1,794	$(470)	$364	$0	$(106)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSST Index	8,767	5.580% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	$49,721	$0	$6,797	$6,797	$0
Receive	ERAUSST Index	2,841	5.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	16,245	0	2,069	2,069	0
MYI	Receive	ERAUSLT Index	9,555	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	64,575	0	(275)	0	(275)
RBC	Receive	ERAUSST Index	143	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	966	0	(4)	0	(4)
UAG	Receive	ERAUSST Index	3,884	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	26,249	0	(109)	0	(109)

$0	$8,478	$8,866	$(388)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	31,184	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$3,852	$0	$0	$0	$0

Total Swap Agreements	$(470)	$8,842	$8,866	$(494)

(l)

Securities with an aggregate market value of $2,924 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2024 (Unaudited)

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,560	$0	$12,560
Industrials	0	1,276	0	1,276
Utilities	0	805	0	805
U.S. Government Agencies	0	39,910	0	39,910
U.S. Treasury Obligations	0	10,150	0	10,150
Non-Agency Mortgage-Backed Securities	0	23,755	330	24,085
Asset-Backed Securities	0	51,947	89	52,036
Sovereign Issues	0	732	0	732
Common Stocks
Communication Services	206	0	0	206
Consumer Discretionary	284	0	0	284
Consumer Staples	1,425	0	0	1,425
Energy	230	0	0	230
Financials	1,985	0	0	1,985
Health Care	1,602	0	0	1,602
Industrials	1,220	0	0	1,220
Information Technology	5,564	0	0	5,564
Materials	78	0	0	78
Short-Term Instruments
Commercial Paper	1,195	5,437	0	6,632
Repurchase Agreements	0	22,407	0	22,407
Japan Treasury Bills	0	10,752	0	10,752
U.S. Treasury Bills	0	1,797	0	1,797

	$13,789	$181,528	$419	$195,736
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,328	$0	$0	$13,328

Total Investments	$27,117	$181,528	$419	$209,064

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	205	0	229
Over the counter	0	9,629	0	9,629

	$24	$9,834	$0	$9,858
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(57)	0	(73)
Over the counter	0	(619)	(106)	(725)

	$(16)	$(676)	$(106)	$(798)

Total Financial Derivative Instruments	$8	$9,158	$(106)	$9,060

Totals	$27,125	$190,686	$313	$218,124

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.3% ¤
CORPORATE BONDS & NOTES 15.8%
BANKING & FINANCE 11.6%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$700	$697
Ally Financial, Inc. 5.800% due 05/01/2025		200	200
American Honda Finance Corp.
5.000% due 05/23/2025		1,100	1,096
5.914% due 02/12/2025 •		1,800	1,803
American Tower Corp. 3.800% due 08/15/2029		1,686	1,568
Athene Global Funding 5.620% due 05/08/2026		1,600	1,602
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		567	510
Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,370
5.933% due 09/15/2027 •		1,000	1,011
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	805
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,000	1,005
Bank of Nova Scotia 5.450% due 08/01/2029		1,600	1,616
Barclays PLC
4.972% due 05/16/2029 •		800	783
5.690% due 03/12/2030 •		200	201
7.437% due 11/02/2033 •		600	660
Citibank NA 5.488% due 12/04/2026		700	704
Credit Suisse AG AT1 Claim		2,612	314
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	416
3.547% due 09/18/2031 •		$2,000	1,761
Discover Bank 4.650% due 09/13/2028		1,544	1,483
Equinix, Inc. 1.550% due 03/15/2028		700	612
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	618
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$400	375
4.542% due 08/01/2026		200	195
5.800% due 03/05/2027		600	600
5.800% due 03/08/2029		400	399
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		600	596
4.223% due 05/01/2029 •		1,446	1,392
5.798% due 08/10/2026 •		2,300	2,302
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		500	502
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	409
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	519
2.999% due 03/10/2026 •		3,200	3,140
4.292% due 09/12/2026 •		400	393
Jackson National Life Global Funding 5.600% due 04/10/2026		1,200	1,198
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		400	373
1.578% due 04/22/2027 •		600	560
3.782% due 02/01/2028 •		200	193
5.040% due 01/23/2028 •		400	398
6.070% due 10/22/2027 •		600	611
JPMorgan Chase Bank NA 5.110% due 12/08/2026		2,100	2,100
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,625
Morgan Stanley
1.512% due 07/20/2027 •		1,200	1,110
2.188% due 04/28/2026 •		900	874
4.361% due 03/19/2027 ~	EUR	500	537
5.656% due 04/18/2030 •		$100	102
Morgan Stanley Bank NA 5.882% due 10/30/2026		1,300	1,316

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Nomura Holdings, Inc. 5.783% due 07/03/2034 (b)		200	199
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	5,554	635
Nykredit Realkredit AS
1.000% due 04/01/2025		14,900	2,106
1.500% due 10/01/2052		13,975	1,595
Realkredit Danmark AS
1.000% due 04/01/2025		17,100	2,414
1.500% due 10/01/2053		8,613	983
Royal Bank of Canada 4.875% due 01/19/2027		$1,400	1,391
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,514
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		1,500	1,501
UBS Group AG
3.750% due 03/26/2025		1,000	986
4.751% due 05/12/2028 •		1,000	980
VICI Properties LP 5.750% due 04/01/2034		100	99
Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	1,072
2.406% due 10/30/2025 •		$300	297
3.196% due 06/17/2027 •		200	192
5.707% due 04/22/2028 •		100	101
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		1,200	1,206

			59,925

INDUSTRIALS 3.1%
Bacardi Ltd. 2.750% due 07/15/2026		100	95
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	190
6.500% due 11/21/2033		200	205
Boeing Co. 2.196% due 02/04/2026		100	94
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	647
DAE Funding LLC
2.625% due 03/20/2025		400	390
3.375% due 03/20/2028		500	460
Dell International LLC 4.900% due 10/01/2026		100	99
Hyundai Capital America 6.512% due 08/04/2025 •		1,600	1,607
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,100	1,088
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,583
3.500% due 07/26/2026		200	192
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,707
MPLX LP 2.650% due 08/15/2030		$800	690
Nakilat, Inc. 6.067% due 12/31/2033		753	784
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,456
4.345% due 09/17/2027		1,800	1,719
4.810% due 09/17/2030		800	744
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		800	736
T-Mobile USA, Inc.
2.700% due 03/15/2032		300	251
3.375% due 04/15/2029		500	462

			16,199

UTILITIES 1.1%
Edison International 5.750% due 06/15/2027		542	547
Eversource Energy 5.850% due 04/15/2031		1,400	1,418
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	457
4.550% due 07/01/2030		800	759
Southern California Edison Co.
4.875% due 02/01/2027		600	596
5.150% due 06/01/2029		200	200

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,538

			5,515

Total Corporate Bonds & Notes (Cost $85,194)			81,639

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
0.400% due 03/25/2041 •(a)		1,227	90
1.250% due 03/25/2036 •(a)		394	30
4.761% due 12/25/2036 •		21	23
Freddie Mac
1.022% due 07/15/2036 •(a)		678	56
1.252% due 04/15/2036 •(a)		80	5
3.000% due 09/01/2032		1,512	1,432
4.000% due 01/01/2048 - 03/01/2049		1,065	993
Ginnie Mae
3.750% due 11/20/2044 •		248	247
6.473% due 04/20/2068 •		756	771
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		311	302
3.500% due 06/01/2045 - 04/01/2048		7,127	6,420
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054		14,300	13,486
5.000% due 08/01/2054		23,600	22,807
5.500% due 08/01/2054		26,900	26,529
6.000% due 08/01/2054		28,500	28,570
6.500% due 08/01/2054		16,900	17,192

Total U.S. Government Agencies (Cost $120,250)			118,953

U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024 (j)(l)		8,676	8,589
0.125% due 04/15/2025 (j)(l)		1,456	1,417
0.125% due 10/15/2025 (l)		967	935
0.250% due 01/15/2025 (j)(l)		10,060	9,852
0.375% due 07/15/2025		11,105	10,827
0.625% due 01/15/2026 (l)		1,451	1,405
0.625% due 07/15/2032		8,632	7,744
2.125% due 04/15/2029		5,980	5,989

Total U.S. Treasury Obligations (Cost $47,384)			46,758

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.3%
Adjustable Rate Mortgage Trust
5.078% due 01/25/2036 ~		950	722
5.600% due 09/25/2035 ~		7	6
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		258	175
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	2,168	2,741
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$1,000	561
Banc of America Funding Trust
5.873% due 04/20/2047 •		30	23
6.496% due 09/20/2034 «~		3	3
BCAP LLC Trust 5.250% due 04/26/2037		48	27
Bear Stearns Adjustable Rate Mortgage Trust
5.075% due 01/25/2035 ~		2	2
5.277% due 07/25/2034 ~		45	42
5.503% due 02/25/2034 ~		3	3
6.253% due 04/25/2033 «~		9	9
6.277% due 01/25/2033 «~		249	235
6.333% due 08/25/2033 ~		23	22
Bear Stearns ALT-A Trust
5.310% due 05/25/2035 ~		17	16
5.960% due 01/25/2036 •		43	39
BX Trust 6.078% due 04/15/2039 •		961	943
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,626	1,438
3.500% due 06/25/2062 ~		2,945	2,651
CIM Trust
5.000% due 05/25/2062 ~		1,828	1,796
6.639% due 12/25/2067 þ		606	606
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,635	2,636
Colony Mortgage Capital Ltd. 6.921% due 11/15/2038 •		3,200	3,094
Countrywide Alternative Loan Trust
5.500% due 11/25/2035		42	24
5.820% due 05/25/2047 •		101	92
5.860% due 08/25/2037 «•		95	58

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.093% due 12/20/2035 •		375	334
6.100% due 11/25/2035 •		1,831	1,454
6.153% due 12/25/2035 •		54	47
6.250% due 08/25/2036		1,139	643
Countrywide Home Loan Mortgage Pass-Through Trust
4.425% due 09/25/2047 ~		1	1
6.120% due 02/25/2035 •		12	11
Credit Suisse First Boston Mortgage Securities Corp. 6.056% due 03/25/2032 ~		4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		2,123	1,834
3.180% due 12/26/2059 ~		495	502
Cross Mortgage Trust 6.615% due 03/25/2068 þ		1,687	1,700
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.210% due 10/25/2047 •		1,657	1,250
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		2,826	2,813
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	69	87
FWD Securitization Trust 2.240% due 01/25/2050 ~		$446	410
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		3,000	3,007
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		2	1
HarborView Mortgage Loan Trust
5.673% due 07/19/2047 •		1,643	1,475
5.863% due 12/19/2036 •		466	358
IndyMac INDX Mortgage Loan Trust
5.940% due 07/25/2035 •		1	1
6.100% due 07/25/2045 •		31	24
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,400	2,886
6.426% due 02/15/2035 •		678	675
JP Morgan Mortgage Trust 5.364% due 04/25/2037 «~		33	24
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		703	698
Lehman XS Trust
5.820% due 12/25/2036 •		688	648
5.960% due 08/25/2037 •		442	416
Luminent Mortgage Trust 4.353% due 04/25/2036 ~		2,658	1,741
MASTR Adjustable Rate Mortgages Trust
4.814% due 10/25/2033 ~		390	331
5.670% due 04/25/2046 •		3	2
Merrill Lynch Alternative Note Asset Trust 5.860% due 03/25/2037 •		3,912	949
Merrill Lynch Mortgage Investors Trust
5.637% due 05/25/2033 ~		23	22
5.960% due 11/25/2035 •		90	83
Merrill Lynch Mortgage-Backed Securities Trust 4.209% due 04/25/2037 ~		7	6
MFA Trust
4.400% due 03/25/2068 þ		1,188	1,150
6.775% due 10/25/2058 þ		1,051	1,057
MSDB Trust 3.427% due 07/11/2039 ~		4,000	3,579
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		342	315
6.864% due 10/25/2063 þ		2,452	2,482
OBX Trust
5.949% due 02/25/2063 þ		1,219	1,215
6.113% due 03/25/2063 þ		919	920
6.567% due 06/25/2063 þ		897	905
7.045% due 09/25/2063 þ		2,444	2,487
PHH Alternative Mortgage Trust 5.780% due 02/25/2037 •		1,339	962
PRET LLC 7.021% due 02/25/2054 þ		826	824
PRPM LLC 4.000% due 06/25/2053 þ		1,758	1,699
Residential Accredit Loans, Inc. Trust 5.800% due 01/25/2037 •		1,269	1,057
Sequoia Mortgage Trust
4.898% due 01/20/2047 ~		3	2
6.172% due 03/20/2035 «•		2	2
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	600	761
Structured Adjustable Rate Mortgage Loan Trust 4.051% due 11/25/2035 ~		$402	356
Structured Asset Mortgage Investments Trust 6.153% due 02/19/2035 «•		17	15
Thornburg Mortgage Securities Trust 7.017% due 06/25/2047 •		5	5

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	1,400	1,772
6.583% due 07/20/2045 •		3,085	3,902
Trinity Square PLC 0.000% due 07/15/2059 ~		600	760
Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,146	1,072
6.193% due 03/25/2068 þ		1,210	1,210
6.476% due 06/25/2068 þ		1,037	1,040
7.070% due 10/25/2068 þ		1,676	1,705
WaMu Mortgage Pass-Through Certificates Trust
3.767% due 01/25/2037 ~		2	2
3.847% due 04/25/2037 ~		6	5
4.256% due 12/25/2036 ~		2	2
4.262% due 12/25/2046 •		120	102
5.963% due 07/25/2047 •		292	229
6.033% due 10/25/2046 •		3,226	2,631
Washington Mutual Mortgage Pass-Through Certificates Trust
5.903% due 02/25/2047 •		1,280	1,104
6.123% due 05/25/2046 •		3	2
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		745	624
6.863% due 07/25/2037 ~		25	22
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		440	438

Total Non-Agency Mortgage-Backed Securities (Cost $82,034)			78,816

ASSET-BACKED SECURITIES 33.7%
ABFC Trust 6.195% due 03/25/2035 •		1,140	1,053
American Express Credit Account Master Trust 4.870% due 05/15/2028		1,600	1,594
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		2,137	2,142
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.405% due 07/25/2035 •		4,466	4,327
Arbor Realty Commercial Real Estate Notes Ltd.
7.729% due 05/15/2037 •		1,200	1,198
8.229% due 05/15/2037 •		1,200	1,195
Argent Securities Trust
5.570% due 09/25/2036 •		688	209
5.940% due 06/25/2036 •		2,033	543
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		150	149
5.900% due 08/21/2028		1,300	1,317
6.120% due 04/20/2027		3,300	3,328
BA Credit Card Trust 4.790% due 05/15/2028		1,700	1,690
Bank of America Auto Trust 5.830% due 05/15/2026		1,398	1,399
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •		2,800	2,810
Black Diamond CLO DAC 4.808% due 05/15/2032 •	EUR	1,841	1,973
Cairn CLO DAC 4.686% due 10/15/2031 •		849	906
Capital One Prime Auto Receivables Trust 5.983% due 09/15/2025 •		$45	45
Carlyle Euro CLO DAC
4.606% due 01/15/2031 •	EUR	1,261	1,353
4.718% due 08/15/2032 •		2,299	2,458
CarMax Auto Owner Trust 6.233% due 12/15/2025 •		$194	194
Carrington Mortgage Loan Trust 5.720% due 02/25/2037 •		2,828	2,612
Carvana Auto Receivables Trust
4.600% due 07/15/2026		376	375
5.380% due 03/12/2029		600	601
5.420% due 04/10/2028		1,000	998
5.980% due 08/10/2026		201	201
6.410% due 09/10/2027		773	775
Chase Issuance Trust 4.720% due 01/15/2031		3,000	2,983
Citigroup Mortgage Loan Trust
5.760% due 12/25/2036 •		2,999	1,193
5.780% due 09/25/2036 •		3,165	2,371
Citizens Auto Receivables Trust
5.110% due 04/17/2028		300	299
5.430% due 10/15/2026		500	499
6.130% due 07/15/2026		850	851
College Avenue Student Loans LLC 7.235% due 05/25/2055 •		2,980	3,046
Countrywide Asset-Backed Certificates Trust
5.860% due 02/25/2037 •		394	356
5.960% due 01/25/2046 •		4,344	4,060

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.060% due 06/25/2036 •		46	45
CPS Auto Receivables Trust 5.710% due 09/15/2027		441	441
CRB Securitization Trust 6.960% due 10/20/2033		1,070	1,077
Drive Auto Receivables Trust 5.830% due 12/15/2026		1,839	1,839
DT Auto Owner Trust 6.290% due 08/16/2027		1,582	1,586
Exeter Automobile Receivables Trust 5.530% due 10/15/2026		749	749
Fifth Third Auto Trust 5.800% due 11/16/2026		681	682
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		2,629	2,602
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		1,157	1,160
Fremont Home Loan Trust 6.120% due 01/25/2036 •		358	339
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		590	591
GECU Auto Receivables Trust 5.950% due 03/15/2027		1,237	1,237
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		2,500	2,496
5.700% due 01/15/2027		1,092	1,092
6.040% due 03/15/2027		804	805
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,007
6.270% due 08/16/2027		1,976	1,982
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		900	895
GoldenTree Loan Management EUR CLO DAC 4.797% due 01/20/2032 •	EUR	9,546	10,233
GSAA Home Equity Trust 5.700% due 06/25/2036 •		$577	114
GSAMP Trust 5.720% due 12/25/2046 •		1,647	850
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		600	600
Harvest CLO DAC 4.546% due 10/15/2031 •	EUR	947	1,010
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$3,200	3,158
1.990% due 06/25/2026		600	583
5.490% due 06/25/2027		300	300
Home Equity Mortgage Loan Asset-Backed Trust 5.670% due 04/25/2037 •		217	149
HSI Asset Securitization Corp. Trust 5.680% due 12/25/2036 •		7,978	2,048
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		1,400	1,396
5.290% due 04/15/2027		1,400	1,398
JP Morgan Mortgage Acquisition Trust 4.359% due 07/25/2036 •		557	236
KKR CLO Ltd. 6.540% due 07/15/2030 •		394	395
Laurelin DAC 4.617% due 10/20/2031	EUR	1,556	1,669
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		$780	761
Long Beach Mortgage Loan Trust 6.435% due 04/25/2035 •		490	483
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	979
4.586% due 10/15/2030 •		193	206
5.606% due 10/15/2032 •		2,300	2,422
Marlette Funding Trust
5.180% due 11/15/2032		$7	7
5.950% due 11/15/2032		1,000	998
6.070% due 04/15/2033		511	511
Master Credit Card Trust 6.183% due 01/21/2027 •		3,100	3,113
MASTR Asset-Backed Securities Trust
5.780% due 10/25/2036 •		2,566	1,269
5.940% due 03/25/2036 •		375	230
MF1 Ltd. 7.089% due 02/19/2037 •		2,900	2,849
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •		2,123	968
5.590% due 02/25/2037 •		2,046	1,806
5.740% due 08/25/2036 •		3,569	1,779
Morgan Stanley Home Equity Loan Trust 5.630% due 04/25/2037 •		2,124	1,092
Morgan Stanley Mortgage Loan Trust 6.180% due 04/25/2037 •		313	83

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Mountain View CLO LLC 6.679% due 10/16/2029 •		507	507
Nelnet Student Loan Trust
6.193% due 04/20/2062 •		1,208	1,201
6.640% due 02/20/2041		227	227
7.533% due 02/20/2041 •		227	227
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.120% due 10/25/2036 •		1,399	312
NovaStar Mortgage Funding Trust 5.780% due 10/25/2036 •		1,936	816
Octane Receivables Trust 5.870% due 05/21/2029		1,342	1,343
Ownit Mortgage Loan Trust 6.360% due 10/25/2036 •		250	236
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		192	191
4.970% due 01/15/2030		144	144
6.060% due 03/15/2030		699	699
7.128% due 06/16/2031		192	193
7.600% due 12/16/2030		381	383
Palmer Square European Loan Funding DAC 4.686% due 04/15/2031 •	EUR	2,462	2,638
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.335% due 10/25/2034 •		$1,131	971
PFP Ltd. 7.605% due 08/19/2035 •		2,400	2,404
PRET LLC
1.744% due 07/25/2051 þ		598	583
1.843% due 09/25/2051 þ		1,912	1,845
1.868% due 07/25/2051 þ		675	663
Reach ABS Trust 7.050% due 02/18/2031		187	187
Ready Capital Mortgage Financing LLC 7.897% due 10/25/2039 •		2,317	2,329
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		377	370
5.380% due 11/25/2030		805	800
7.130% due 01/26/2032		413	415
Residential Asset Mortgage Products Trust 6.135% due 11/25/2035 •		1,184	1,156
Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		879	879
6.180% due 02/16/2027		1,701	1,703
Securitized Asset-Backed Receivables LLC Trust 6.180% due 10/25/2035 •		2,650	2,185
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	2,147	2,287
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		$610	609
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,516	1,338
1.340% due 03/17/2053		769	696
2.850% due 11/16/2054		844	773
6.173% due 01/15/2053 •		1,612	1,601
6.883% due 11/15/2052 •		432	438
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,113	1,043
Soundview Home Loan Trust
5.540% due 06/25/2037 •		489	317
5.720% due 02/25/2037 •		1,212	343
Starwood Mortgage Trust 7.133% due 11/15/2038 •		4,500	4,328
Theorem Funding Trust 7.600% due 04/15/2029		843	850
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	2,166	2,320
Toro European CLO DAC 4.832% due 01/12/2032 •		9,100	9,734
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		$844	846
Upstart Securitization Trust 3.120% due 03/20/2032		280	278
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		224	219
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,172	1,176
VMC Finance LLC 7.233% due 02/18/2039 •		2,582	2,576
Westlake Automobile Receivables Trust 5.960% due 10/15/2026		1,401	1,403

Total Asset-Backed Securities (Cost $186,236)			174,205

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (f)	BRL	14,000	2,318

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	16,744	771
3.000% due 12/03/2026 (g)		1,626	82
4.000% due 11/30/2028 (g)		5,161	264

Total Sovereign Issues (Cost $3,548)			3,435

		SHARES
COMMON STOCKS 7.8%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		4,770	197
Walt Disney Co.		4,770	473

			670

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (d)		4,770	922

CONSUMER STAPLES 0.9%
Coca-Cola Co.		4,770	304
Home Depot, Inc.		4,770	1,642
McDonald's Corp.		4,770	1,215
NIKE, Inc. 'B'		4,770	359
Procter & Gamble Co.		4,770	787
Walmart, Inc.		4,770	323

			4,630

ENERGY 0.1%
Chevron Corp.		4,770	746

FINANCIALS 1.2%
American Express Co.		4,770	1,104
Goldman Sachs Group, Inc.		4,770	2,158
JPMorgan Chase & Co.		4,770	965
Travelers Cos., Inc.		4,770	970
Visa, Inc. 'A'		4,770	1,252

			6,449

HEALTH CARE 1.0%
Amgen, Inc.		4,770	1,490
Johnson & Johnson		4,770	697
Merck & Co., Inc.		4,770	591
UnitedHealth Group, Inc.		4,770	2,429

			5,207

INDUSTRIALS 0.8%
3M Co.		4,770	487
Boeing Co. (d)		4,770	868
Caterpillar, Inc.		4,770	1,589
Honeywell International, Inc.		4,770	1,019

			3,963

INFORMATION TECHNOLOGY 3.4%
Apple, Inc.		4,770	1,005
Cisco Systems, Inc.		4,770	227
Intel Corp.		4,770	148
International Business Machines Corp.		4,770	825
Microsoft Corp.		4,770	2,132
NVIDIA Corp.		96,343	11,902
Salesforce, Inc.		4,770	1,226

			17,465

MATERIALS 0.1%
Dow, Inc.		4,770	253

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Total Common Stocks (Cost $39,838)		40,305

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.0%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc.
5.510% due 07/12/2024	$1,550	1,547
5.510% due 07/17/2024	600	598
5.520% due 07/08/2024	400	399
Bacardi-Martini BV 5.850% due 07/10/2024	250	250
Campbell Soup Co. 5.550% due 08/05/2024	1,050	1,044
Constellation Energy Generation LLC 5.540% due 07/09/2024	500	499
Crown Castle, Inc.
5.840% due 07/30/2024	350	348
5.840% due 08/01/2024	900	895
Entergy Corp. 5.550% due 08/01/2024	250	249
Global Payments, Inc. 6.030% due 07/18/2024	250	249
Intel Corp.
5.520% due 07/08/2024	450	449
5.520% due 07/09/2024	950	948
Intercontinental Exchange, Inc.
5.510% due 07/08/2024	250	250
5.510% due 07/16/2024	250	249
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024	700	698
L3Harris Technologies, Inc.
5.600% due 07/11/2024	300	299
5.600% due 07/17/2024	250	249
Marriott International, Inc. 5.530% due 08/06/2024	250	249
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	250	250
5.570% due 07/09/2024	250	250
5.570% due 07/10/2024	350	349
5.580% due 07/11/2024	300	299
Penske Truck Leasing Co. LP 5.500% due 07/05/2024	2,550	2,547
Southern California Edison Co. 5.600% due 07/12/2024	250	250
Targa Resources Corp. 6.000% due 07/22/2024	2,500	2,490
VW Credit, Inc.
5.530% due 07/08/2024	250	250
5.550% due 07/16/2024	350	349
5.570% due 08/21/2024	500	496
5.570% due 08/26/2024	250	248

		17,247

REPURCHASE AGREEMENTS (h) 4.7%		24,408

SHORT-TERM NOTES 0.0%
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025	83	83

U.S. TREASURY BILLS 2.0%
5.380% due 07/11/2024 - 09/19/2024 (e)(f)(l)	10,189	10,131

Total Short-Term Instruments (Cost $51,876)		51,869

Total Investments in Securities (Cost $616,360)		595,980

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	2,947,934	28,680

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $28,767)	28,680

Total Investments in Affiliates (Cost $28,767)	28,680

Total Investments 120.9% (Cost $645,127)	$624,660
Financial Derivative Instruments (i)(k) 0.4%(Cost or Premiums, net $9,587)	2,310
Other Assets and Liabilities, net (21.3)%	(110,262)

Net Assets 100.0%	$516,708

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.410%	07/01/2024	07/02/2024	$100	U.S. Treasury Notes 4.250% due 12/31/2025	$(100)	$100	$100
DEU	5.350	06/28/2024	07/01/2024	23,400	U.S. Treasury Bonds 4.250% due 05/15/2039	(23,688)	23,400	23,411
FICC	2.600	06/28/2024	07/01/2024	908	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(926)	908	908

Total Repurchase Agreements	$(24,714)	$24,408	$24,419

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2024	172	$47,485	$53	$0	$(211)
Euro STOXX 50 September Futures	09/2024	209	11,026	33	0	(69)
FTSE 100 Index September Futures	09/2024	32	3,322	(1)	0	(24)
Nikkei 225 Index September Futures	09/2024	53	6,554	138	62	0
U.S. Treasury 2-Year Note September Futures	09/2024	342	69,843	173	0	(8)
U.S. Treasury 5-Year Note September Futures	09/2024	168	17,905	119	0	(18)
U.S. Treasury 10-Year Note September Futures	09/2024	264	29,036	297	0	(70)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	188	21,344	207	0	(91)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	62	7,771	123	0	(103)

$1,142	$62	$(594)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	143	$(28,220)	$(298)	$58	$0
Euro-Bund September Futures	09/2024	15	(2,114)	(27)	7	(1)
Euro-Buxl 30-Year Bond September Futures	09/2024	6	(837)	(20)	8	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury Long-Term Bond September Futures				09/2024	5		(592)	1		5	0

								$(344)		$78	$(2)

Total Futures Contracts								$798		$140	$(596)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.399%		$700	$12	$(4)	$8	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564		200	(1)	4	3	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.565	EUR	300	0	5	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		$400	1	1	2	0	0

							$12	$6	$18	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly		12/20/2028		$2,178	$148	$(6)	$142	$0	$(1)
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		4,300	292	(17)	275	0	(3)
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		4,400	97	(3)	94	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		57,600	1,274	(78)	1,196	0	(5)

							$1,811	$(104)	$1,707	$0	$(9)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	200	$(1)	$8	$7	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	2	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,235,000	(10)	4	(6)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$40,200	594	(77)	517	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,420	(50)	(13)	(63)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		15,800	156	88	244	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		35,800	(83)	497	414	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		1,420	0	29	29	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		36,000	200	363	563	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	461	739	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	87	84	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		11,000	100	64	164	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	478	887	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		24,700	210	753	963	79	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,200	1,750	251	2,001	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	307	3,531	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,700	203	(78)	125	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(1)	(2)	(3)	0	(3)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		500	(2)	0	(2)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		500	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		500	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		500	(2)	9	7	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		800	(3)	11	8	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,600	(4)	18	14	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		500	(2)	11	9	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		500	(2)	(3)	(5)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		23,300	(332)	736	404	143	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		500	(2)	0	(2)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		400	(1)	(2)	(3)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	3,619	6,197	159	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	102	311	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	369	536	48	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	500	(1)	(3)	(4)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		300	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		400	(1)	(2)	(3)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		300	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		300	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		400	(1)	2	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		300	(1)	(1)	(2)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	109	43	15	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	500	(1)	19	18	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		600	(1)	25	24	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		500	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		200	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		500	(1)	(13)	(14)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		600	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		300	(1)	5	4	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		400	(2)	23	21	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,000	(4)	62	58	0	(2)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(15)	(16)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(1)	(11)	(12)	1	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	400	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	400	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	300	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	400	(1)	10	9	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	300	(1)	(2)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	400	(1)	(3)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	200	(1)	4	3	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	9,100	152	(190)	(38)	0	(19)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	3,900	(203)	206	3	9	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	21,200	0	(6)	(6)	2	0

$9,425	$8,228	$17,653	$890	$(68)

Total Swap Agreements	$11,248	$8,130	$19,378	$890	$(77)

(j)	Securities with an aggregate market value of $9,449 and cash of $10,869 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	759	$465	$3	$0
08/2024	$465	NZD	759	0	(3)
10/2024	CNH	15,445	$2,159	25	0
10/2024	$975	CNH	6,978	0	(11)
BOA	07/2024	HKD	161,717	$20,724	5	0
07/2024	KRW	3,841,326	2,808	22	0
07/2024	SGD	41	30	0	0
07/2024	$445	PLN	1,773	0	(5)
07/2024	729	SGD	985	0	(3)
08/2024	SGD	41	$31	0	0
BPS	07/2024	BRL	2,387	475	48	0
07/2024	CAD	5,420	3,971	9	0
07/2024	EUR	3,303	3,543	8	(3)
07/2024	GBP	36,400	46,495	482	0
07/2024	KRW	3,854,602	2,808	13	0
07/2024	$6,889	AUD	10,339	8	0
07/2024	429	BRL	2,387	0	(2)
07/2024	350	IDR	5,735,237	1	0
07/2024	100	ILS	372	0	(2)
07/2024	3,516	JPY	548,600	0	(106)
07/2024	991	NZD	1,613	0	(8)
07/2024	1,850	PLN	7,413	5	(14)
07/2024	6,951	SGD	9,427	1	0
07/2024	210	THB	7,709	0	0
08/2024	AUD	10,339	$6,895	0	(8)
08/2024	BRL	736	132	1	0
08/2024	SGD	9,414	6,951	0	(2)
08/2024	$2,337	EUR	2,182	3	0
09/2024	CNH	69,963	$9,763	124	0
09/2024	TWD	503,025	15,633	120	0
09/2024	$753	INR	63,007	1	0
09/2024	1,184	TWD	38,339	0	(2)
10/2024	CNH	25,316	$3,536	39	0
10/2024	$1,110	CNH	7,990	0	(7)
BRC	07/2024	AUD	237	$157	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	BRL	2,569		489	30	0
	07/2024	HKD	4,381		561	0	0
	07/2024	MXN	7,213		390	0	(3)
	07/2024	PLN	8		2	0	0
	07/2024	SGD	752		557	2	0
	07/2024	THB	160		4	0	0
	07/2024		$462	BRL	2,569	0	(3)
	07/2024		863	DKK	5,930	0	(12)
	07/2024		2,335	EUR	2,182	2	0
	07/2024		219	MYR	1,033	0	0
	07/2024		172	NOK	1,814	0	(3)
	07/2024		602	PLN	2,403	0	(5)
	07/2024		619	TRY	21,046	12	0
	09/2024	MXN	9,078		$481	0	(9)
BSH	07/2024	BRL	7,400		1,467	143	0
	07/2024		$1,331	BRL	7,400	0	(7)
CBK	07/2024	BRL	20,080		$3,612	20	0
	07/2024	CHF	3,281		3,605	0	(47)
	07/2024	GBP	467		596	6	0
	07/2024	KRW	206,100		151	2	0
	07/2024	SEK	1,735		165	1	0
	07/2024	THB	401,948		10,982	14	0
	07/2024		$3,685	BRL	20,080	0	(93)
	07/2024		1,000	GBP	786	0	(6)
	07/2024		2,108	JPY	337,000	0	(14)
	07/2024		136	KRW	187,307	0	0
	07/2024		1,128	PLN	4,476	0	(17)
	07/2024		4,665	SEK	49,524	8	0
	07/2024		236	ZAR	4,307	1	0
	07/2024	ZAR	3,762		$210	3	0
	08/2024	BRL	20,147		3,685	94	0
	08/2024	GBP	147		186	0	0
	09/2024	TWD	188,597		5,852	35	0
	09/2024		$7,675	INR	641,631	5	(4)
	09/2024		161	PHP	9,475	1	0
DUB	07/2024	AUD	227		$150	0	(1)
	07/2024	KRW	2,125,126		1,545	3	0
	07/2024	MYR	46,263		9,812	0	0
	07/2024		$370	CLP	341,916	0	(6)
	07/2024		1,098	PLN	4,315	0	(26)
	08/2024	BRL	2,019		$392	32	0
	08/2024		$5,938	BRL	31,607	0	(304)
FAR	07/2024	AUD	10,726		$7,147	0	(9)
	07/2024	EUR	69,544		75,744	1,266	0
	07/2024	JPY	10,074,923		64,516	1,896	0
	07/2024	NZD	1,458		889	1	0
	07/2024		$100	NZD	162	0	(1)
	08/2024		889		1,458	0	(1)
GLM	07/2024	BRL	12,600		$2,350	96	0
	07/2024	CHF	1,182		1,318	3	0
	07/2024	EUR	703		761	8	0
	07/2024	JPY	94,100		609	24	0
	07/2024	KRW	3,849		3	0	0
	07/2024	MXN	5,520		297	0	(4)
	07/2024		$566	AUD	851	2	0
	07/2024		2,333	BRL	12,600	0	(79)
	07/2024		50	KRW	68,690	0	0
	07/2024		1,709	MYR	8,049	0	(2)
	07/2024		698	PLN	2,757	0	(13)
	07/2024		2,378	ZAR	43,514	10	0
	09/2024		1,303	TRY	46,227	9	0
	04/2025	BRL	13,700		$2,460	85	0
	04/2025	DKK	10,400		1,537	20	0
JPM	07/2024	BRL	4,286		829	62	0
	07/2024	CHF	370		409	0	(3)
	07/2024	CNY	34,763		4,874	52	0
	07/2024	DKK	8,950		1,284	0	(1)
	07/2024	KRW	2,524,614		1,830	0	(1)
	07/2024	PLN	752		190	3	0
	07/2024	SGD	9,619		7,147	53	0
	07/2024		$772	BRL	4,286	0	(5)
	07/2024		41,797	CHF	37,509	0	(49)
	07/2024		89	CNY	636	0	(1)
	07/2024		438	IDR	7,107,284	0	(4)
	07/2024		250	ILS	923	0	(5)
	07/2024		437	PLN	1,708	0	(12)
	07/2024		4,477	ZAR	82,424	47	0
	08/2024	CHF	37,370		$41,797	48	0
	08/2024		$4,874	CNY	34,785	0	0
	08/2024		1,284	DKK	8,934	1	0
	09/2024	INR	56,491		$676	0	0
	09/2024	TWD	322,430		10,015	71	0
	09/2024		$350	BRL	1,914	0	(10)
	09/2024		1,533	INR	128,355	3	0
	09/2024		3,785	MXN	68,499	0	(86)
	10/2024	CNH	35,357		$4,941	56	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

10/2024	$380	CNH	2,711	0	(5)
04/2025	BRL	300	$53	1	0
MBC	07/2024	CAD	268	196	0	0
07/2024	CHF	438	491	3	0
07/2024	NOK	1,411	133	0	0
07/2024	$4,157	CAD	5,692	3	0
07/2024	565	CHF	503	0	(5)
07/2024	139	CZK	3,204	0	(2)
07/2024	449	EUR	412	0	(7)
07/2024	657	GBP	515	0	(6)
07/2024	178	HUF	66,471	2	0
08/2024	CAD	5,688	$4,157	0	(4)
08/2024	$133	NOK	1,410	0	0
09/2024	TWD	11,109	$345	3	0
MYI	07/2024	BRL	12,234	2,368	180	0
07/2024	DKK	6,142	880	0	(2)
07/2024	NOK	403	38	0	0
07/2024	SEK	47,849	4,530	16	0
07/2024	$2,201	BRL	12,234	0	(12)
07/2024	949	NZD	1,548	0	(7)
07/2024	321	THB	11,770	0	0
08/2024	880	DKK	6,132	2	0
08/2024	38	NOK	403	0	0
08/2024	4,530	SEK	47,775	0	(16)
09/2024	TWD	128,264	$3,998	42	0
09/2024	$653	INR	54,582	0	0
04/2025	DKK	11,400	$1,683	20	0
RBC	07/2024	HKD	18,959	2,431	2	0
07/2024	$45,101	GBP	35,566	0	(142)
08/2024	GBP	35,566	$45,109	142	0
08/2024	$2,098	JPY	335,932	0	0
SCX	07/2024	CHF	854	$950	0	0
07/2024	EUR	889	955	3	0
07/2024	IDR	164,120	10	0	0
07/2024	KRW	1,992,354	1,461	16	0
07/2024	$4,796	CNY	34,102	0	(65)
07/2024	75,583	EUR	70,546	0	(32)
07/2024	ZAR	6,683	$363	0	(4)
08/2024	EUR	70,546	75,694	33	0
09/2024	CNH	27,896	3,888	45	0
09/2024	TWD	198,734	6,165	36	0
09/2024	$6,113	INR	511,626	7	0
09/2024	359	PHP	21,032	1	0
SSB	07/2024	JPY	70,400	$451	13	0
07/2024	$1,409	EUR	1,299	0	(18)
TOR	07/2024	CHF	142	$157	0	(1)
07/2024	NZD	1,105	677	4	0
07/2024	$60,609	JPY	9,691,429	0	(373)
08/2024	JPY	9,645,984	$60,609	372	0
08/2024	$677	NZD	1,105	0	(4)
UAG	07/2024	CHF	31,766	$35,153	0	(204)
07/2024	$23	CHF	21	0	0
07/2024	1,333	DKK	9,180	0	(15)
07/2024	148	ILS	548	0	(3)
08/2024	CHF	21	$23	0	0
04/2025	DKK	10,200	1,505	16	0

Total Forward Foreign Currency Contracts	$6,110	$(1,950)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	32,300	$14	$20
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	32,300	19	23
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	31,900	28	51

Total Purchased Options	$61	$94

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	400	$(2)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	400	(2)	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	200	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	400	(1)	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	800	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	800	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	800	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	800	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	700	(2)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	200	(1)	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	300	(1)	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	600	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	600	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	600	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	600	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	600	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	600	(1)	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	200	(1)	(1)

Total Written Options	$(71)	$(51)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.06-2 Index «	0.110%	Monthly	05/25/2046	$2,243	$(590)	$457	$0	$(133)
BRC	ABX.HE.AAA.06-2 Index «	0.110	Monthly	05/25/2046	3,942	(1,061)	827	0	(234)

$(1,651)	$1,284	$0	$(367)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	2,062	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	$24,553	$0	$103	$103	$0
Pay	S&P 500 Total Return Index	2,866	5.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	34,126	0	146	146	0
BPS	Pay	NDDUWXUS Index	461	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	3,808	0	16	16	0
BRC	Receive	RALVEIET Index	888,835	6.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	134,587	0	(617)	0	(617)
Pay	NDUEEGF Index	3,564	5.430% (1-Month USD-LIBOR less a specified spread)	Monthly	03/05/2025	2,045	0	8	8	0
CBK	Receive	RALVEIIT Index	379,711	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	98,136	0	(420)	0	(420)
Pay	NDDUWXUS Index	2,938	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	24,266	0	101	101	0
GST	Pay	S&P 500 Total Return Index	171	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	2,036	0	9	9	0
Pay	NDDUWXUS Index	348	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	2,874	0	14	14	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Pay	S&P 500 Total Return Index	3,936	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	46,866	0	198	198	0
	Pay	S&P 500 Total Return Index	177	5.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	2,108	0	9	9	0
	Pay	S&P 500 Total Return Index	745	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	8,871	0	38	38	0
JPM	Pay	NDDUWXUS Index	15,059	5.410% (1-Month USD-LIBOR less a specified spread)	Monthly	03/05/2025	124,379	0	514	514	0
	Receive	RALVEIET Index	142,958	6.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	21,647	0	(103)	0	(103)
MBC	Receive	RALVEIET Index	628,270	6.045% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	114,728	0	(524)	0	(524)
	Pay	NDUEEGF Index	82,824	5.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	47,523	0	172	172	0
MEI	Pay	NDUEEGF Index	159	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	91	0	0	0	0
MYI	Pay	S&P 500 Total Return Index	3,007	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	35,805	0	153	153	0
	Receive	RALVEIIT Index	10,650	6.045% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	1,945	0	(9)	0	(9)
	Receive	RALVEIIT Index	4,781	6.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/20/2024	873	0	(4)	0	(4)
	Receive	RALVEIIT Index	165,567	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	30,234	0	(140)	0	(140)
	Receive	RALVEIIT Index	891,893	6.050% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	162,869	0	(751)	0	(751)
	Receive	RALVEIIT Index	606,163	5.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	156,663	0	(675)	0	(675)
RBC	Receive	RALVEIUT Index	209,198	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	54,067	0	(232)	0	(232)
UAG	Pay	NDUEEGF Index	49,115	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	28,182	0	111	111	0

								$0	$(1,883)	$1,592	$(3,475)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	96,343	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$11,902	$0	$0	$0	$0

Total Swap Agreements								$(1,651)	$(599)	$1,592	$(3,842)

(l)

Securities with an aggregate market value of $14,439 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,925	$0	$59,925
Industrials	0	16,199	0	16,199
Utilities	0	5,515	0	5,515
U.S. Government Agencies	0	118,953	0	118,953
U.S. Treasury Obligations	0	46,758	0	46,758
Non-Agency Mortgage-Backed Securities	0	78,470	346	78,816
Asset-Backed Securities	0	174,205	0	174,205
Sovereign Issues	0	3,435	0	3,435
Common Stocks
Communication Services	670	0	0	670
Consumer Discretionary	922	0	0	922
Consumer Staples	4,630	0	0	4,630
Energy	746	0	0	746
Financials	6,449	0	0	6,449
Health Care	5,207	0	0	5,207
Industrials	3,963	0	0	3,963
Information Technology	17,465	0	0	17,465
Materials	253	0	0	253
Short-Term Instruments
Commercial Paper	0	17,247	0	17,247
Repurchase Agreements	0	24,408	0	24,408
Short-Term Notes	0	83	0	83
U.S. Treasury Bills	0	10,131	0	10,131

	$40,305	$555,329	$346	$595,980
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,680	$0	$0	$28,680

Total Investments	$68,985	$555,329	$346	$624,660

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	135	895	0	1,030
Over the counter	0	7,796	0	7,796

	$135	$8,691	$0	$8,826
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(306)	(367)	0	(673)
Over the counter	0	(5,476)	(367)	(5,843)

	$(306)	$(5,843)	$(367)	$(6,516)

Total Financial Derivative Instruments	$(171)	$2,848	$(367)	$2,310

Totals	$68,814	$558,177	$(21)	$626,970

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Real Return Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.9% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$143	$129
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	351	40
1.000% due 10/01/2050		16,250	1,788
1.500% due 10/01/2053		97,925	10,708
2.500% due 10/01/2047		7	1
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	700	740
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053	DKK	13	1
1.500% due 10/01/2053		19,297	1,985
2.000% due 10/01/2053		8,892	1,037
2.500% due 10/01/2047		3	0
Nykredit Realkredit AS
1.000% due 10/01/2053		33	3
1.500% due 10/01/2052		47,387	5,409
1.500% due 10/01/2053		2,491	243
2.500% due 10/01/2047		19	3
Realkredit Danmark AS
1.000% due 10/01/2053		3	0
1.500% due 10/01/2053		18,742	2,139
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	600	595
1.000% due 06/24/2027 •		500	507
2.125% due 11/15/2029 •	GBP	100	111
2.875% due 04/02/2032 •	EUR	100	100
4.923% due 01/16/2026 ~		1,240	1,333
7.000% due 09/30/2027 •	GBP	300	390
7.750% due 03/01/2029 •	EUR	1,000	1,211

			28,474

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$1,900	1,823

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		300	298

Total Corporate Bonds & Notes (Cost $39,756)			30,595

U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
3.840% due 11/01/2033 •		13	12
3.884% due 02/01/2034 •		4	4
3.893% due 10/01/2033 •		2	2
4.525% due 02/01/2032 •		3	3
5.152% due 12/01/2036 •		3	3
5.498% due 12/25/2036 •		32	31
5.717% due 09/01/2034 •		3	3
5.800% due 07/25/2037 - 05/25/2042 •		67	67
5.890% due 05/25/2036 •		18	18
5.895% due 02/25/2037 •		91	90
6.081% due 05/25/2035 ~		4	4
6.087% due 07/25/2037 •		105	103
6.092% due 04/01/2033 •		55	56
6.165% due 03/25/2036 •		41	40
6.313% due 06/01/2043 •		8	8
6.314% due 09/01/2044 - 10/01/2044 •		250	249
6.500% due 06/25/2028		5	5
6.765% due 04/01/2032 •		4	4
7.103% due 04/01/2027 •		2	2
Freddie Mac
5.720% due 08/25/2031 •		56	58
5.730% due 09/25/2031 •		129	131
5.751% due 09/01/2036 •		10	10
5.798% due 01/15/2047 •		2,186	2,133

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.882% due 10/01/2036 •	10	10
6.300% due 01/01/2034 •	34	34
6.338% due 01/01/2034 •	121	122
6.353% due 02/25/2045 •	258	246
6.500% due 01/25/2028	1	1
6.553% due 07/25/2044 •	49	46
7.000% due 10/15/2030	7	7
7.036% due 06/01/2033 •	39	39
7.588% due 07/01/2036 •	29	29
Ginnie Mae
3.625% due 07/20/2035 •	5	5
3.750% due 12/20/2035 •	132	131
6.233% due 10/20/2072 •	13,199	13,235
6.246% due 08/20/2068 •	8,675	8,569
6.262% due 01/20/2060 •	3,154	3,163
Ginnie Mae, TBA 3.500% due 08/01/2054	233,500	209,803
Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	30,728	28,642
4.500% due 07/01/2052 - 10/01/2052	3,847	3,633
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054 - 08/01/2054	135,130	123,707
4.500% due 07/01/2054 - 08/01/2054	454,739	428,835
5.500% due 08/01/2054	64,300	63,413
6.000% due 08/01/2054	189,600	190,067
6.500% due 08/01/2054	63,600	64,698

Total U.S. Government Agencies (Cost $1,149,507)		1,141,471

U.S. TREASURY OBLIGATIONS 79.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	121,373	118,074
0.125% due 10/15/2025	73,341	70,938
0.125% due 04/15/2026	95,256	91,011
0.125% due 07/15/2026	135,650	129,695
0.125% due 10/15/2026	55,070	52,427
0.125% due 04/15/2027	65,511	61,652
0.125% due 01/15/2030	342,163	308,061
0.125% due 07/15/2030	361,426	323,522
0.125% due 01/15/2031	320,732	283,223
0.125% due 07/15/2031 (k)	438,618	385,324
0.125% due 01/15/2032	246,608	213,601
0.125% due 02/15/2051	104,890	60,737
0.125% due 02/15/2052	55,072	31,316
0.250% due 07/15/2029	329,121	302,312
0.250% due 02/15/2050	100,541	61,464
0.375% due 07/15/2025 (i)	32,622	31,806
0.375% due 01/15/2027	71,830	68,289
0.375% due 07/15/2027	53,879	51,141
0.500% due 01/15/2028 (i)	182,096	171,629
0.625% due 01/15/2026 (i)(k)	34,120	33,014
0.625% due 07/15/2032	368,054	330,181
0.625% due 02/15/2043	77,208	58,038
0.750% due 07/15/2028	29	27
0.750% due 02/15/2042	185,978	145,443
0.750% due 02/15/2045	161,213	120,893
0.875% due 01/15/2029	79,056	74,916
0.875% due 02/15/2047	182,487	137,180
1.000% due 02/15/2046	207,329	161,958
1.000% due 02/15/2048	64,201	49,210
1.000% due 02/15/2049	43,992	33,453
1.250% due 04/15/2028	89,051	86,028
1.375% due 07/15/2033	158,557	149,791
1.375% due 02/15/2044	262,633	225,314
1.500% due 02/15/2053 (k)	11,285	9,491
1.625% due 10/15/2027 (i)	71,437	70,288
1.750% due 01/15/2028	285,914	281,439
2.000% due 01/15/2026	162,245	160,289
2.125% due 04/15/2029	46,726	46,795
2.125% due 02/15/2040	83,956	83,174
2.125% due 02/15/2041	65,958	65,458
2.125% due 02/15/2054	41,984	40,865
2.375% due 01/15/2027 (i)	2,684	2,683
2.375% due 10/15/2028	232,039	235,135
2.500% due 01/15/2029 (i)	101,742	103,553
3.375% due 04/15/2032 (k)	13,777	15,047
3.625% due 04/15/2028	288,941	303,744
3.875% due 04/15/2029	272,895	294,856

Total U.S. Treasury Obligations (Cost $6,966,822)		6,134,485

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust
5.604% due 10/25/2035 ~	91	84
6.658% due 08/25/2035 «~	59	55

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Alliance Bancorp Trust 5.940% due 07/25/2037 •	3,157	2,632
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •	215	174
5.670% due 10/25/2046 •	4,124	2,262
Banc of America Funding Trust
4.347% due 01/20/2047 ~	2,383	1,968
5.020% due 01/20/2047 ~	70	59
6.253% due 10/25/2036 þ	79	66
6.337% due 01/25/2037 þ	80	71
6.388% due 04/25/2037 þ	62	49
Banc of America Mortgage Trust
5.073% due 11/25/2035 «~	208	179
5.546% due 07/25/2035 ~	103	94
BCAP LLC Trust
4.502% due 04/26/2036 ~	1,077	910
5.800% due 01/25/2037 •	699	612
Bear Stearns Adjustable Rate Mortgage Trust
4.406% due 05/25/2047 ~	364	317
4.819% due 02/25/2036 ~	65	58
4.912% due 07/25/2036 ~	472	395
5.036% due 11/25/2030 ~	26	24
5.416% due 11/25/2034 «~	20	18
5.503% due 02/25/2034 ~	195	176
5.700% due 01/25/2034 ~	70	66
6.008% due 01/25/2034 ~	221	215
6.228% due 10/25/2035 ~	160	151
Bear Stearns ALT-A Trust
4.321% due 09/25/2047 ~	2,680	1,294
4.324% due 08/25/2036 ~	324	218
4.386% due 11/25/2036 ~	508	275
4.827% due 08/25/2036 ~	196	124
4.984% due 09/25/2035 ~	35	20
5.310% due 05/25/2035 ~	17	16
Beast Mortgage Trust 6.629% due 02/15/2037 •	3,200	2,834
Chase Mortgage Finance Trust
4.642% due 12/25/2035 ~	61	55
5.673% due 02/25/2037 «~	26	24
6.181% due 02/25/2037 «~	9	9
ChaseFlex Trust 5.960% due 06/25/2035 •	171	72
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.640% due 07/25/2036 •	125	112
CIM Trust 6.450% due 02/25/2049 •	102	100
Citigroup Global Markets Mortgage Securities 6.500% due 09/25/2033 «	125	70
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~	124	110
5.261% due 07/25/2046 ~	343	303
6.238% due 03/25/2034 ~	33	29
6.830% due 09/25/2035 «•	14	13
7.410% due 05/25/2035 «•	27	26
Countrywide Alternative Loan Trust
4.769% due 02/25/2037 ~	1,054	893
5.000% due 07/25/2035	77	42
5.500% due 10/25/2035 •	65	43
5.500% due 11/25/2035	15	12
5.633% due 02/20/2047 •	40	31
5.648% due 12/20/2046 •	2,281	1,952
5.663% due 07/20/2046 •	2,037	1,621
5.750% due 05/25/2036	957	370
5.873% due 03/20/2046 •	95	80
6.000% due 01/25/2037	2,875	1,467
6.000% due 02/25/2037	59	25
6.000% due 04/25/2037	948	777
6.097% due 11/20/2035 •	187	171
6.153% due 12/25/2035 •	382	310
6.500% due 08/25/2032 «	19	18
Countrywide Home Loan Mortgage Pass-Through Trust
4.371% due 02/25/2047 ~	94	79
4.483% due 03/25/2037 ~	78	64
4.530% due 11/25/2037 ~	932	844
4.712% due 11/25/2034 ~	4	4
4.749% due 10/20/2035 ~	8,397	7,976
4.864% due 04/25/2035 «~	33	26
5.500% due 11/25/2035	70	38
5.500% due 04/25/2038 «	72	68
6.000% due 04/25/2036	1,119	537
6.000% due 03/25/2037	3,429	1,547
6.040% due 04/25/2035 •	182	165
6.100% due 03/25/2035 •	5	4
7.499% due 01/20/2035 «~	17	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.841% due 10/25/2066 ~	7,411	6,438

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.079% due 04/25/2037 þ		345	93
First Horizon Alternative Mortgage Securities Trust
5.818% due 09/25/2034 «~		24	23
6.000% due 02/25/2037		658	256
6.250% due 08/25/2037		145	57
6.785% due 06/25/2034 ~		134	129
First Horizon Mortgage Pass-Through Trust 6.231% due 08/25/2035 ~		201	138
Ginnie Mae 6.433% due 05/20/2073 •		2,129	2,161
Great Hall Mortgages PLC 5.483% due 03/18/2039 •	GBP	21	27
GreenPoint Mortgage Funding Trust 5.900% due 06/25/2045 •		$187	167
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	79	82
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		$1,900	1,904
GSR Mortgage Loan Trust
4.334% due 04/25/2035 «~		20	18
4.375% due 11/25/2035 ~		12	10
4.455% due 11/25/2035 ~		222	180
5.055% due 11/25/2035 «~		59	54
5.435% due 07/25/2035 ~		48	43
HarborView Mortgage Loan Trust
5.496% due 01/19/2035 «~		112	99
5.833% due 09/19/2037 •		125	102
5.893% due 05/19/2035 •		3	3
5.933% due 03/19/2036 •		348	317
5.953% due 01/19/2036 •		930	565
6.002% due 04/19/2034 «~		46	41
6.073% due 11/19/2035 •		235	154
6.133% due 06/20/2035 •		126	115
HomeBanc Mortgage Trust 4.899% due 04/25/2037 ~		395	342
IndyMac INDA Mortgage Loan Trust
3.448% due 11/25/2035 ~		117	87
3.696% due 08/25/2036 ~		243	185
5.342% due 11/25/2035 «~		2	2
6.060% due 11/25/2035 •		114	66
IndyMac INDX Mortgage Loan Trust
3.247% due 01/25/2036 «~		33	28
3.537% due 06/25/2036 ~		140	118
3.705% due 10/25/2035 ~		88	69
3.804% due 08/25/2035 ~		173	124
4.767% due 12/25/2034 ~		33	30
5.149% due 10/25/2034 ~		219	205
5.700% due 07/25/2036 •		483	462
5.760% due 06/25/2037 •		256	89
5.860% due 06/25/2046 •		851	648
6.020% due 07/25/2035 •		202	142
JP Morgan Alternative Loan Trust
5.920% due 03/25/2036 •		784	709
5.920% due 12/25/2036 •		10,157	8,913
6.000% due 12/27/2036		105	53
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •		1,744	1,574
JP Morgan Mortgage Trust
4.782% due 10/25/2035 «~		50	37
4.962% due 08/25/2035 ~		50	48
4.987% due 11/25/2035 ~		92	73
5.266% due 07/25/2035 ~		36	33
5.480% due 04/25/2035 «~		1	1
5.770% due 07/25/2035 «~		9	9
5.824% due 06/25/2036 ~		13	9
5.856% due 08/25/2035 ~		89	82
Lehman XS Trust
5.820% due 12/25/2036 •		768	725
5.960% due 08/25/2037 •		1,682	1,580
Luminent Mortgage Trust 5.820% due 12/25/2036 •		185	167
MASTR Adjustable Rate Mortgages Trust
4.534% due 12/25/2033 «~		4	4
5.294% due 12/25/2033 «~		148	129
5.670% due 04/25/2046 •		662	563
5.994% due 11/21/2034 ~		89	82
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •		916	96
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143% due 11/15/2031 •		17	16
6.183% due 09/15/2030 «•		5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •		29	27
5.923% due 06/15/2030 •		14	14
6.009% due 10/20/2029 •		16	16
6.303% due 08/15/2032 •		35	32

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.902% due 09/25/2035 ~	54	42
5.379% due 12/25/2034 ~	104	97
5.495% due 06/25/2037 ~	113	101
5.671% due 05/25/2036 «~	4	4
5.759% due 02/25/2034 ~	390	351
5.783% due 02/25/2035 «~	112	96
5.960% due 11/25/2035 •	125	116
6.174% due 03/25/2030 «•	9	8
6.208% due 02/25/2033 ~	233	211
6.374% due 11/25/2029 «•	3	3
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	173	60
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	14,734	13,855
4.500% due 05/25/2058 ~	2,106	2,022
New York Mortgage Trust 4.965% due 05/25/2036 ~	56	47
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ	169	159
6.638% due 03/25/2047 «þ	157	143
7.324% due 02/25/2036 «~	41	32
Residential Accredit Loans, Inc. Trust
5.619% due 06/25/2046 •	2,476	563
5.760% due 08/25/2035 •	37	27
6.020% due 10/25/2037 ~	2,794	2,279
6.020% due 12/25/2045 •	625	433
6.513% due 09/25/2045 •	68	57
Residential Asset Securitization Trust
5.500% due 06/25/2033 «	40	37
5.500% due 05/25/2035 •	4,011	2,495
5.860% due 01/25/2046 •	55	15
6.500% due 06/25/2037	1,798	381
Sequoia Mortgage Trust
5.853% due 07/20/2036 •	292	249
6.153% due 10/19/2026 «•	7	7
6.213% due 10/20/2027 «•	8	7
6.228% due 05/20/2034 «•	18	18
6.253% due 10/20/2027 «•	10	9
6.353% due 12/20/2032 •	15	13
Structured Adjustable Rate Mortgage Loan Trust
4.172% due 11/25/2035 «~	30	26
4.216% due 09/25/2036 ~	293	199
4.825% due 08/25/2035 ~	41	35
5.160% due 09/25/2035 ~	128	111
5.780% due 10/25/2035 •	267	244
6.553% due 01/25/2035 •	10	9
7.254% due 10/25/2037 •	147	130
7.282% due 02/25/2034 ~	60	57
7.282% due 02/25/2034 «~	1	1
Structured Asset Mortgage Investments Trust
5.720% due 03/25/2037 •	64	24
5.880% due 04/25/2036 •	177	153
5.880% due 05/25/2036 •	1,299	848
5.920% due 02/25/2036 •	128	98
5.953% due 07/19/2035 •	260	243
6.080% due 12/25/2035 •	106	83
6.113% due 09/19/2032 •	23	22
6.113% due 10/19/2034 •	19	17
6.153% due 03/19/2034 «•	56	50
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.869% due 01/25/2034 «~	1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	1,230	33
WaMu Mortgage Pass-Through Certificates Trust
3.419% due 05/25/2037 ~	777	590
3.767% due 01/25/2037 ~	617	515
3.847% due 04/25/2037 ~	436	371
4.171% due 02/25/2037 ~	177	146
4.246% due 08/25/2036 ~	63	55
4.256% due 12/25/2036 ~	411	358
4.372% due 12/25/2046 •	933	750
4.404% due 02/25/2037 ~	819	690
4.448% due 02/27/2034 •	221	206
4.709% due 12/25/2035 ~	110	97
4.740% due 09/25/2035 «~	91	80
4.824% due 12/25/2035 «~	14	12
4.846% due 12/25/2035 ~	782	701
5.158% due 03/25/2035 «~	26	25
5.853% due 03/25/2047 •	2,142	1,741
5.923% due 05/25/2047 •	341	271
6.031% due 03/25/2034 ~	22	22
6.040% due 07/25/2045 •	11	10
6.133% due 06/25/2046 •	36	32
6.140% due 01/25/2045 •	344	325
6.153% due 02/25/2046 •	270	234

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.260% due 10/25/2044 •		111	101
6.292% due 06/25/2033 «~		113	108
6.353% due 11/25/2042 •		12	11
6.553% due 06/25/2042 •		25	23
6.560% due 07/25/2044 «•		446	402
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		3,964	2,905
6.123% due 05/25/2046 •		696	577
6.500% due 08/25/2035 «		157	123
Wells Fargo Mortgage-Backed Securities Trust
5.968% due 12/28/2037 ~		1,258	1,076
6.170% due 04/25/2036 ~		303	281
6.478% due 10/25/2036 ~		9	8

Total Non-Agency Mortgage-Backed Securities (Cost $120,459)			105,456

ASSET-BACKED SECURITIES 9.2%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		6,540	6,544
ABFC Trust 6.160% due 06/25/2034 •		1,977	1,923
ACAS CLO Ltd. 6.479% due 10/18/2028 •		1,760	1,761
Adagio CLO DAC
4.626% due 10/15/2031 •	EUR	1,748	1,863
4.836% due 04/15/2032 •		2,700	2,890
Aegis Asset-Backed Securities Trust 6.105% due 12/25/2035 •		$1,974	1,800
Allegro CLO Ltd. 6.557% due 10/16/2031 •		2,900	2,901
American Money Management Corp. CLO Ltd.
6.537% due 11/10/2030 •		1,863	1,865
6.615% due 04/25/2031 •		2,291	2,295
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.390% due 05/25/2035 •		449	444
Anchorage Capital CLO Ltd.
6.730% due 07/15/2032 •		400	400
6.765% due 04/22/2034 •		4,800	4,807
Apidos CLO
6.489% due 07/18/2029 •		1,713	1,715
6.509% due 07/17/2030 •		5,956	5,963
6.536% due 10/20/2030 •		1,111	1,113
Aqueduct European CLO DAC
4.537% due 07/20/2030 •	EUR	625	670
4.816% due 07/15/2032 •		2,000	2,145
Arbor Realty Commercial Real Estate Notes Ltd. 6.783% due 01/15/2037 •		$6,100	6,074
Ares CLO Ltd.
6.636% due 04/22/2031 •		1,800	1,801
6.640% due 01/15/2032 •		3,773	3,777
Ares European CLO DAC
4.516% due 04/15/2030 •	EUR	3,126	3,346
4.686% due 10/15/2031 •		4,996	5,354
Argent Securities Trust
5.760% due 07/25/2036 •		$2,581	2,220
5.780% due 05/25/2036 •		1,107	267
5.940% due 05/25/2035 •		1,180	1,046
Armada Euro CLO DAC 4.626% due 07/15/2031 •	EUR	2,733	2,924
Atlas Senior Loan Fund Ltd. 6.680% due 01/15/2031 •		$710	711
Barings CLO Ltd.
6.540% due 04/15/2031 •		21,069	21,099
6.576% due 01/20/2031 •		2,553	2,555
6.656% due 01/20/2032 •		3,189	3,195
Bastille Euro CLO DAC 5.056% due 01/15/2034 •	EUR	1,000	1,072
BDS Ltd. 7.142% due 03/19/2039 •		$6,100	6,073
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		3,798	3,803
6.609% due 01/17/2032 •		2,958	2,963
6.670% due 07/15/2032 •		800	801
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	570	610
Blackrock European CLO DAC
4.526% due 10/15/2031 •		9,020	9,636
4.619% due 12/15/2032 •		2,400	2,562
4.756% due 07/15/2030 •		4,296	4,601
BlueMountain CLO Ltd.
6.514% due 10/25/2030 •		$3,505	3,510
6.670% due 07/15/2031 •		4,434	4,438
BlueMountain Fuji EUR CLO DAC 4.816% due 01/15/2033 •	EUR	900	960
Bosphorus CLO DAC 4.753% due 12/12/2032 •		2,750	2,943

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Cairn CLO DAC 4.686% due 10/15/2031 •		4,295	4,582
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		$5,800	5,851
Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		3,150	3,152
6.545% due 07/20/2032 •		2,500	2,508
6.549% due 04/17/2031 •		703	704
6.636% due 07/27/2031 •		1,417	1,417
6.666% due 04/22/2032 •		2,000	2,002
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031	EUR	6,178	6,586
Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		$3,360	3,363
6.770% due 01/15/2030 •		1,489	1,491
Carrington Mortgage Loan Trust
5.940% due 06/25/2036 •		3,533	3,363
6.060% due 01/25/2036 •		1,449	1,390
CarVal CLO Ltd. 6.554% due 07/16/2031 •		3,900	3,903
Catamaran CLO Ltd. 6.686% due 04/22/2030 •		4,734	4,741
CBAM Ltd.
6.599% due 04/17/2031 •		814	815
6.706% due 04/20/2032 •		1,500	1,502
6.836% due 07/20/2030 •		1,459	1,460
Cedar Funding CLO Ltd. 6.679% due 07/17/2031 •		2,296	2,299
CIFC European Funding CLO DAC 4.956% due 01/15/2034 •	EUR	2,300	2,465
CIFC Funding Ltd.
6.535% due 10/24/2030 •		$7,986	7,997
6.689% due 07/18/2031 •		1,201	1,203
6.779% due 10/17/2031 •		472	473
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		10,678	10,691
Citigroup Mortgage Loan Trust
5.920% due 12/25/2036 •		2,756	1,837
5.955% due 10/25/2036 •		17,188	16,615
6.135% due 03/25/2037 •		1,445	1,422
Contego CLO DAC
4.532% due 01/23/2030 •	EUR	3,784	4,047
4.726% due 01/15/2031		2,372	2,540
Countrywide Asset-Backed Certificates Trust
4.362% due 11/25/2034 •		$2,533	2,125
5.600% due 08/25/2037 •		148	133
5.650% due 11/25/2037 •		6,332	5,861
5.710% due 02/25/2036 •		482	454
5.805% due 04/25/2036 ~		361	315
5.960% due 03/25/2037 •		8,285	7,893
6.200% due 08/25/2047 •		476	455
6.240% due 11/25/2034 •		255	241
CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •		10,187	10,215
Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		1,090	1,091
6.728% due 10/23/2031 •		775	775
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		158	28
Cumulus Static CLO DAC 5.025% due 11/15/2033 •	EUR	3,500	3,746
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •		659	705
4.556% due 10/15/2031 •		14,453	15,458
4.608% due 08/15/2032 •		483	518
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		4,800	5,140
Denali Capital CLO Ltd. 6.640% due 04/15/2031 •		$1,207	1,208
Dryden CLO Ltd.
6.559% due 04/18/2031 •		1,762	1,763
6.640% due 07/15/2031 •		1,137	1,138
Dryden Euro CLO DAC
4.566% due 04/15/2033 •	EUR	14,591	15,600
4.688% due 05/15/2034 •		9,128	9,774
4.786% due 04/15/2034 •		900	960
4.868% due 01/17/2033 •		1,100	1,177
Dryden Senior Loan Fund
6.477% due 10/19/2029 •		$3,820	3,824
6.610% due 04/15/2029 •		7,895	7,902
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	1,597	1,700
Fidelity Grand Harbour CLO DAC 4.919% due 03/15/2032 •		4,473	4,794
First Franklin Mortgage Loan Trust
5.565% due 10/25/2036 •		$1,215	1,064

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.165% due 11/25/2036 •		11,540	10,990
Fremont Home Loan Trust 5.730% due 10/25/2036 •		1,882	1,645
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		6,248	6,251
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •		5,000	4,996
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,142	600
GSAMP Trust
5.600% due 12/25/2036 •		1,695	863
5.830% due 03/25/2047 •		3,000	2,340
6.435% due 03/25/2035 •		2,197	2,042
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		900	901
Harvest CLO DAC
4.546% due 10/15/2031 •	EUR	1,420	1,514
4.577% due 10/20/2031 •		12,299	13,151
4.636% due 10/15/2030 •		984	1,055
4.666% due 07/15/2031 •		1,986	2,124
Henley CLO DAC 4.882% due 06/10/2034 •		3,100	3,323
Home Equity Asset Trust
6.075% due 04/25/2036 •		$634	622
6.135% due 02/25/2036 •		7,538	7,266
HSI Asset Securitization Corp. Trust 6.000% due 02/25/2036 •		953	932
ICG U.S. CLO Ltd. 6.646% due 04/21/2031 •		475	476
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		3,736	1,180
Invesco Euro CLO DAC
4.556% due 07/15/2031 •	EUR	1,000	1,065
4.826% due 07/15/2032 •		600	643
JP Morgan Mortgage Acquisition Trust 5.670% due 10/25/2036 •		$119	117
Jubilee CLO DAC 4.556% due 04/15/2031 •	EUR	8,300	8,865
KKR CLO Ltd.
6.540% due 07/15/2030 •		$3,448	3,453
6.770% due 01/15/2031 •		1,838	1,840
Laurelin DAC 4.617% due 10/20/2031	EUR	2,709	2,905
LCM LP 6.586% due 07/20/2030 •		$1,348	1,349
LCM Ltd. 6.425% due 07/20/2030 •		1,221	1,221
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,686	3,310
Lehman XS Trust
4.857% due 06/25/2036 þ		3,037	2,825
5.780% due 05/25/2036 •		2,177	1,855
7.760% due 12/25/2037 •		8,488	8,057
LoanCore Issuer Ltd. 6.883% due 01/17/2037 •		11,562	11,580
M360 Ltd. 6.958% due 11/22/2038 •		1,319	1,293
Madison Park Euro Funding DAC
4.726% due 04/15/2032 •	EUR	11,900	12,650
4.786% due 07/15/2035 •		1,331	1,421
Madison Park Funding Ltd.
6.340% due 04/15/2029 •		$3,678	3,681
6.507% due 10/18/2030 •		2,448	2,450
Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	7,561	8,096
4.528% due 05/15/2031 •		425	456
Marathon CLO Ltd. 6.534% due 04/15/2032 •		$1,600	1,602
Marble Point CLO Ltd. 6.630% due 10/15/2030 •		2,457	2,460
Merrill Lynch Mortgage Investors Trust
4.692% due 11/25/2037 •		9,250	3,173
5.620% due 09/25/2037 •		69	14
5.700% due 02/25/2037 •		102	29
MF1 LLC 7.489% due 06/19/2037 •		13,500	13,521
MF1 Ltd.
6.526% due 10/16/2036 •		1,898	1,890
6.546% due 07/16/2036 •		1,621	1,611
MidOcean Credit CLO
6.616% due 01/29/2030 •		68	69
6.637% due 02/20/2031 •		3,870	3,880
Morgan Stanley ABS Capital, Inc. Trust
5.680% due 10/25/2036 •		1,501	657
5.690% due 10/25/2036 •		112	60
5.800% due 03/25/2037 •		415	175

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.510% due 06/25/2035 •		6,500	5,772
Morgan Stanley Dean Witter Capital, Inc. Trust 6.810% due 02/25/2033 •		209	213
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~		101	48
6.000% due 02/25/2037 ~		78	42
Mountain View CLO Ltd. 6.789% due 04/15/2034 •		3,400	3,403
Neuberger Berman CLO Ltd. 6.616% due 01/28/2030 •		578	578
New Century Home Equity Loan Trust 6.225% due 02/25/2035 •		651	627
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.895% due 03/25/2036 •		1,165	1,159
NovaStar Mortgage Funding Trust
5.800% due 11/25/2036 •		1,231	370
6.165% due 01/25/2036 •		295	292
6.540% due 06/25/2035 •		393	392
OAK Hill European Credit Partners DAC 4.637% due 10/20/2031	EUR	9,116	9,736
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		$3,450	3,455
OCP Euro CLO DAC 4.726% due 01/15/2032 •	EUR	436	467
Octagon Investment Partners Ltd. 6.584% due 02/14/2031 •		$4,588	4,591
Octagon Loan Funding Ltd. 6.767% due 11/18/2031 •		300	300
Option One Mortgage Loan Trust 5.700% due 04/25/2037 •		6,591	3,160
OSD CLO Ltd. 6.449% due 04/17/2031 •		1,771	1,774
OZLM Ltd.
6.559% due 10/17/2029 •		2,713	2,716
6.746% due 07/20/2032 •		4,600	4,604
6.841% due 10/30/2030 •		1,421	1,424
Palmer Square European Loan Funding DAC
4.956% due 10/15/2031 •	EUR	4,693	5,011
5.123% due 08/15/2033 •		5,000	5,349
Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •		$6,638	6,640
6.387% due 05/20/2029 •		109	109
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.195% due 09/25/2035 •		1,596	1,539
6.390% due 05/25/2035 •		8,391	7,626
6.510% due 10/25/2034 •		1,873	1,836
7.185% due 02/25/2035 •		1,636	1,441
Rad CLO Ltd.
0.000% due 04/25/2032 •		800	801
6.705% due 07/24/2032 •		2,500	2,503
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		30,169	12,531
Residential Asset Securities Corp. Trust 5.940% due 08/25/2036 •		3,667	3,354
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •	EUR	1,100	1,179
Romark CLO Ltd. 6.618% due 10/23/2030 •		$4,507	4,513
Saranac CLO Ltd.
6.748% due 08/13/2031 •		1,109	1,113
6.817% due 11/20/2029 •		259	259
Saxon Asset Securities Trust
1.979% due 05/25/2035 •		307	288
6.180% due 11/25/2037 •		1,915	1,538
Securitized Asset-Backed Receivables LLC Trust 5.780% due 07/25/2036 •		2,973	1,035
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	3,894	4,149
SLM Student Loan Trust 6.509% due 07/25/2049		$3,653	3,624
Sound Point CLO Ltd.
6.565% due 07/25/2030 •		3,123	3,126
6.739% due 04/18/2031 •		2,023	2,027
6.796% due 07/20/2032 •		7,200	7,219
Soundview Home Loan Trust 5.640% due 07/25/2037 •		2,646	2,338
St Paul's CLO DAC 4.712% due 04/25/2030 •	EUR	3,838	4,101
Starwood Commercial Mortgage Trust 6.523% due 07/15/2038 •		$988	984
Structured Asset Investment Loan Trust 6.165% due 03/25/2034 •		124	123
Structured Asset Securities Corp. Mortgage Loan Trust
5.760% due 04/25/2036 •		19,033	15,863
6.030% due 10/25/2036 •		1,255	1,224
6.944% due 04/25/2035 •		28	28

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

TIAA CLO Ltd. 0.000% due 01/20/2032 •(a)		400	400
Toro European CLO DAC 4.646% due 10/15/2030 •	EUR	3,338	3,578
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		$9,200	9,160
Tralee CLO Ltd. 6.905% due 04/25/2034 •		5,100	5,104
Venture CLO Ltd.
6.470% due 04/15/2027 •		17	17
6.486% due 10/20/2028 •		380	380
6.574% due 09/07/2030 •		3,797	3,798
6.650% due 07/15/2031 •		1,205	1,206
6.686% due 01/20/2029 •		1,893	1,897
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		3,819	3,823
6.706% due 07/20/2032 •		500	500
VMC Finance LLC 7.233% due 02/18/2039 •		461	460
Voya CLO Ltd.
6.525% due 07/20/2032 •		500	501
6.570% due 06/07/2030 •		583	583
6.650% due 04/15/2031 •		2,262	2,266
6.800% due 10/15/2030 •		1,611	1,613
Wellfleet CLO Ltd.
6.476% due 07/20/2029 •		60	60
6.756% due 07/20/2032 •		971	973
Wells Fargo Home Equity Asset-Backed Securities Trust 7.860% due 12/25/2034 •		400	395
Wind River CLO Ltd.
6.639% due 07/18/2031 •		1,073	1,074
6.670% due 07/15/2031 •		10,300	10,306

Total Asset-Backed Securities (Cost $737,117)			713,148

SOVEREIGN ISSUES 8.8%
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	38,395	29,756
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	81,922	85,778
0.100% due 07/25/2031 (d)		16,266	16,412
0.100% due 07/25/2038 (d)		117	108
0.250% due 07/25/2024 (d)		59,953	64,171
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,143	19,874
1.400% due 05/26/2025 (d)		272,477	288,614
1.800% due 05/15/2036 (d)		8,414	8,595
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	9,681,030	62,970
0.100% due 03/10/2029 (d)		15,679,027	102,373

Total Sovereign Issues (Cost $761,201)			678,652

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		6,580,000	6,553

Total Preferred Securities (Cost $6,580)			6,553

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.0%			1,090

U.S. TREASURY BILLS 0.1%
5.385% due 07/11/2024 - 08/29/2024 (b)(c)(i)(k)		$10,447	10,393

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $11,483)		11,483

Total Investments in Securities (Cost $9,792,925)		8,821,843

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	24,814,830	241,423

Total Short-Term Instruments (Cost $241,395)		241,423

Total Investments in Affiliates (Cost $241,395)		241,423

Total Investments 117.0% (Cost $10,034,320)		$9,063,266
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $526)		5,940
Other Assets and Liabilities, net (17.1)%		(1,320,720)

Net Assets 100.0%		$7,748,486

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,090	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,112)	$1,090	$1,090

Total Repurchase Agreements	$(1,112)	$1,090	$1,090

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	0.010%	04/25/2024	07/25/2024	JPY	(8,535,186)	$(53,051)
MSC	0.000	05/09/2024	TBD(3)	(17,331,537)	(107,723)
0.000	06/17/2024	07/09/2024	(16,797,317)	(104,402)

Total Reverse Repurchase Agreements	$(265,176)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2054	$300	$(258)	$(256)
Uniform Mortgage-Backed Security, TBA	4.500	07/15/2054	74,539	(70,803)	(70,279)

Total Short Sales (0.9)%	$(71,061)	$(70,535)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(44,709) at a weighted average interest rate of 0.308%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	2,947	$2,947	(508)	(205)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Total Written Options	$(508)	$(205)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	1,362	$103,188	$(184)	$787	$(787)
Euro-BOBL Future September Futures	09/2024	104	12,969	129	4	(17)
Euro-BTP Future September Futures	09/2024	1,095	135,200	(1,298)	0	(762)
Euro-Buxl 30-Year Bond September Futures	09/2024	134	18,690	440	29	(192)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	6,967	790,972	6,495	0	(3,375)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	298	37,352	1,255	0	(494)

$6,837	$820	$(5,627)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2024	1,507	$(169,478)	$19	$113	$0
Euro-Bund September Futures	09/2024	1,679	(236,669)	(2,074)	755	(36)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	1,035	(136,470)	1,277	732	0
Euro-Schatz September Futures	09/2024	3,147	(356,239)	(1,513)	118	(34)
U.S. Treasury 2-Year Note September Futures	09/2024	3,724	(760,511)	(1,915)	87	0
U.S. Treasury 5-Year Note September Futures	09/2024	13,405	(1,428,680)	(6,456)	1,466	0
U.S. Treasury 10-Year Note September Futures	09/2024	3,586	(394,404)	(1,937)	953	0
U.S. Treasury Long-Term Bond September Futures	09/2024	4,710	(557,252)	(5,915)	4,710	0

$(18,514)	$8,934	$(70)

Total Futures Contracts	$(11,677)	$9,754	$(5,697)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	1,141,690	$(252)	$339	$87	$9	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	10,280,000	(119)	41	(78)	89	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(790)	950	160	21	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	8,842,000	164	1,142	1,306	134	0
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	$183,300	(722)	1,110	388	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025	73,000	(287)	439	152	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	33,300	(155)	267	112	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	1,500	(7)	12	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026	49,370	(230)	387	157	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	328,400	(4,335)	(24,463)	(28,798)	0	(528)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	36,820	(464)	(2,693)	(3,157)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.757	Annual	11/15/2033	68,800	0	1,149	1,149	389	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	289,450	(2,129)	(20,509)	(22,638)	0	(1,682)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	42,700	2,682	10,558	13,240	622	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	32,700	2,030	8,369	10,399	474	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		144,900	2,987	21,022	24,009	2,347	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		46,700	1,244	730	1,974	814	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	22,800	(79)	(271)	(350)	0	(7)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		16,500	(81)	(1,148)	(1,229)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		600	(3)	(42)	(45)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		34,000	(256)	(2,268)	(2,524)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		35,900	(131)	(2,156)	(2,287)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		16,100	(60)	(961)	(1,021)	0	(7)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		10,500	0	169	169	0	(19)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	2,157	2,157	0	(200)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		873,700	15,963	(19,582)	(3,619)	0	(1,846)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	13,743	15,668	52	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	17,122	17,143	58	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	23,938	27,315	92	0
Receive(2)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		269,600	(10,753)	10,983	230	633	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		18,100	(47)	(104)	(151)	37	0
Pay	CPTFEMU	3.720	Maturity	09/15/2024		28,600	(62)	(50)	(112)	58	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	227	227	10	0
Receive	CPTFEMU	2.503	Maturity	03/15/2028		39,300	0	(366)	(366)	8	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		15,800	0	425	425	9	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(21,679)	(22,467)	42	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		32,100	169	589	758	29	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		14,400	0	139	139	4	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		35,300	(35)	(205)	(240)	12	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		15,100	0	305	305	11	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		29,600	(45)	566	521	0	(30)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		16,400	0	299	299	0	(16)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		17,100	17	344	361	0	(17)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		50	0	(2)	(2)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	(249)	(245)	0	(30)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	(107)	(313)	0	(42)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	1	(48)	(47)	0	(7)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(343)	(343)	0	(27)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	387	387	0	(87)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	710	781	0	(73)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		16,300	43	1,508	1,551	0	(113)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	372	372	0	(39)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	649	724	0	(62)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		6,000	(19)	(142)	(161)	39	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		5,500	0	(277)	(277)	37	0
Pay	CPURNSA	2.420	Maturity	08/24/2024		$61,900	0	(430)	(430)	26	0
Pay	CPURNSA	2.500	Maturity	09/07/2024		54,900	0	(310)	(310)	23	0
Pay	CPURNSA	2.510	Maturity	09/08/2024		2,500	0	(14)	(14)	1	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		31,200	0	(157)	(157)	9	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		20,100	0	(100)	(100)	6	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	7,660	7,660	30	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	8,517	8,517	28	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	3,887	3,887	42	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,571	1,571	18	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	1,793	1,798	20	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,797	1,797	21	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,631)	(2,229)	0	(43)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,397)	(1,441)	0	(29)
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	675	675	17	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	834	834	24	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(5,168)	(4,102)	0	(63)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,424)	(1,269)	0	(18)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(11,909)	(12,908)	0	(144)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,585)	(3,571)	0	(42)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	4,047	4,077	59	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	1,509,100	340	2,434	2,774	44	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(74)	(22)	0	(1)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,488)	(1,096)	0	(16)

Total Swap Agreements							$12,131	$26,010	$38,141	$6,408	$(5,282)

(i)	Securities with an aggregate market value of $87,642 and cash of $13,816 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Future styled option variation margin asset of $47 and liability of $(16) is outstanding at period end.
(2)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	4,982		$3,051	$16	$0
	08/2024		$3,051	NZD	4,982	0	(16)
	10/2024		11,462	CNH	82,037	0	(129)
BOA	07/2024	EUR	646,721		$702,144	9,538	0
	07/2024	KRW	17,115,744		12,511	97	0
	07/2024	SGD	231		170	0	0
	07/2024		$2,560	PLN	10,204	0	(26)
	07/2024		17,269	SGD	23,421	14	(11)
	08/2024	SGD	20,227		$14,924	0	(14)
BPS	07/2024	AUD	1,341		887	0	(7)
	07/2024	BRL	17,626		3,504	351	0
	07/2024	KRW	17,113,244		12,468	56	0
	07/2024		$20,886	AUD	31,346	25	0
	07/2024		3,173	BRL	17,626	0	(20)
	07/2024		7,625	GBP	5,969	0	(79)
	07/2024		2,100	IDR	34,407,745	3	0
	07/2024		602	ILS	2,231	0	(11)
	07/2024		5,610	NZD	9,132	0	(48)
	07/2024		6,391	PLN	25,408	2	(83)
	08/2024	AUD	31,346		$20,904	0	(25)
	09/2024	CNH	201,224		28,080	356	0
	09/2024	TWD	578,443		17,977	137	0
	09/2024		$4,416	INR	369,641	5	0
	10/2024	CNH	69,363		$9,688	106	0
	10/2024		$2,227	CNH	15,953	0	(24)
BRC	07/2024	AUD	1,857		$1,229	0	(10)
	07/2024	DKK	59,309		8,635	118	0
	07/2024	MXN	43,822		2,372	0	(19)
	07/2024	NOK	2,777		264	4	0
	07/2024	PLN	47		12	0	0
	07/2024	SGD	5,611		4,155	17	0
	07/2024	THB	3,670		100	0	0
	07/2024		$3,596	PLN	14,365	0	(28)
	09/2024	MXN	82,868		$4,391	0	(84)
CBK	07/2024	BRL	71,098		12,790	71	0
	07/2024	CHF	3,708		4,074	0	(53)
	07/2024	KRW	1,195,386		876	9	0
	07/2024	SEK	5,435		512	0	(1)
	07/2024		$1,026	AUD	1,553	10	0
	07/2024		13,048	BRL	71,098	0	(329)
	07/2024		6,521	PLN	25,865	0	(97)
	07/2024		53	ZAR	980	0	0
	08/2024	BRL	71,337		$13,048	333	0
	09/2024	TWD	220,541		6,843	41	0
	09/2024		$21,216	INR	1,773,777	12	(10)
DUB	07/2024	AUD	1,390		$920	0	(7)
	07/2024	BRL	528		100	6	0
	07/2024	IDR	815,550		50	0	0
	07/2024	KRW	9,284,614		6,748	14	0
	07/2024		$95	BRL	528	0	(1)
	07/2024		222,806	JPY	34,359,499	0	(9,020)
	07/2024		6,288	PLN	24,713	0	(151)
	08/2024	BRL	8,030		$1,560	129	0
FAR	07/2024	AUD	32,096		21,385	0	(27)
	07/2024	JPY	17,860,517		114,372	3,362	0
	07/2024	NZD	9,574		5,839	8	0
	07/2024		$2,142	NZD	3,476	0	(24)
	08/2024		5,839		9,574	0	(8)
GLM	07/2024	KRW	11,549		$8	0	0
	07/2024	MXN	41,512		2,235	0	(29)
	07/2024		$1,220	AUD	1,833	3	0
	07/2024		150	KRW	206,069	0	(1)
	07/2024		3,933	PLN	15,539	0	(74)
	07/2024		11,572	ZAR	211,710	50	0
	08/2024	DKK	179		$26	0	0
	08/2024		$14,950	BRL	79,079	0	(856)
JPM	07/2024	BRL	5,058		$1,006	101	0
	07/2024	CHF	2,220		2,454	0	(16)
	07/2024	KRW	11,469,988		8,315	0	(4)
	07/2024	SGD	17,451		12,965	96	0
	07/2024		$910	BRL	5,058	0	(5)
	07/2024		31,344	CHF	28,128	0	(36)
	07/2024		12,857	DKK	89,598	9	0
	07/2024		9,842	GBP	7,770	0	(20)
	07/2024		58	IDR	934,341	0	(1)
	07/2024		1,497	ILS	5,536	0	(30)
	07/2024		16	KRW	21,764	0	0
	07/2024		2,481	PLN	9,704	0	(71)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	21,784	ZAR	401,024	230	0
08/2024	AUD	2,139	$1,427	0	(1)
08/2024	CHF	28,024	31,344	36	0
08/2024	DKK	89,439	12,857	0	(9)
09/2024	TWD	375,215	11,654	83	0
09/2024	$2,435	INR	204,007	6	0
09/2024	24,874	MXN	450,135	0	(564)
10/2024	CNH	119,575	$16,709	191	0
10/2024	$2,227	CNH	15,905	0	(30)
MBC	07/2024	CAD	86,604	$63,604	300	0
07/2024	DKK	153	22	0	0
07/2024	JPY	724,400	4,597	95	0
07/2024	SGD	133	99	1	0
07/2024	$63,293	CAD	86,658	51	0
07/2024	706,307	EUR	660,532	1,090	0
07/2024	203	NOK	2,160	0	0
08/2024	CAD	86,600	$63,293	0	(54)
08/2024	EUR	660,532	707,339	0	(1,090)
08/2024	NOK	2,158	203	1	0
MYI	07/2024	BRL	48,135	9,319	708	0
07/2024	EUR	13,811	14,809	18	0
07/2024	$8,659	BRL	48,135	0	(48)
07/2024	8,810	DKK	61,493	20	0
07/2024	58	NOK	617	0	0
07/2024	5,645	NZD	9,205	0	(39)
07/2024	515	SEK	5,442	0	(2)
08/2024	DKK	61,384	$8,810	0	(20)
08/2024	NOK	616	58	0	0
08/2024	SEK	5,434	515	2	0
09/2024	TWD	149,263	4,653	49	0
09/2024	$1,628	INR	136,173	0	0
RBC	07/2024	GBP	13,739	$17,422	55	0
08/2024	$17,425	GBP	13,739	0	(55)
RYL	07/2024	1,302	AUD	1,952	0	0
SCX	07/2024	IDR	820,600	$50	0	0
07/2024	JPY	239,400	1,529	41	0
07/2024	KRW	8,678,127	6,363	69	0
07/2024	PEN	12,307	3,283	81	0
07/2024	$104	ZAR	1,919	1	0
09/2024	CNH	82,579	$11,511	133	0
09/2024	TWD	216,961	6,730	39	0
09/2024	$19,209	INR	1,607,727	23	0
TOR	07/2024	CHF	99	$109	0	(1)
07/2024	NZD	7,257	4,445	25	0
07/2024	$117,733	JPY	18,825,495	0	(724)
08/2024	JPY	18,737,218	$117,733	723	0
08/2024	$4,445	NZD	7,257	0	(25)
UAG	07/2024	CHF	22,117	$24,475	0	(142)
07/2024	DKK	91,808	13,333	150	0
07/2024	ILS	8,209	2,215	40	0
07/2024	$17	CHF	15	0	0
08/2024	CHF	15	$17	0	0

Total Forward Foreign Currency Contracts	$19,360	$(14,309)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,634)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	98,700	$(1,193)	$(1,088)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	98,700	(1,193)	(620)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	62,100	(807)	(602)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	62,100	(807)	(380)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(792)	(441)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(714)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	134,500	(1,695)	(1,159)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.800		09/01/2025	134,500	(1,695)		(944)

									$(8,974)		$(5,948)

Total Written Options									$(11,071)		$(7,582)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index			0.500%	Monthly	08/17/2061	$12,300	$(26)	$(66)	$0	$(92)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.430% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/08/2024	$375,000	$0	$1,541	$1,541	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.430% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	200,000	0	874	874	0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.460% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/19/2024	72,200	0	80	80	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.530% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/08/2024	140,000	0	25	123	(98)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	1,139,000	0	1,065	2,021	(956)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	150,000	0	0	0	0

								$0	$3,585	$4,639	$(1,054)

Total Swap Agreements								$(26)	$3,519	$4,639	$(1,146)

(k)

Securities with an aggregate market value of $13,465 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,474	$0	$28,474
Industrials	0	1,823	0	1,823
Utilities	0	298	0	298
U.S. Government Agencies	0	1,141,471	0	1,141,471
U.S. Treasury Obligations	0	6,134,485	0	6,134,485
Non-Agency Mortgage-Backed Securities	0	103,292	2,164	105,456
Asset-Backed Securities	2,940	710,208	0	713,148
Sovereign Issues	0	678,652	0	678,652
Preferred Securities
Banking & Finance	0	6,553	0	6,553
Short-Term Instruments
Repurchase Agreements	0	1,090	0	1,090
U.S. Treasury Bills	0	10,393	0	10,393

	$2,940	$8,816,739	$2,164	$8,821,843
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$241,423	$0	$0	$241,423

Total Investments	$244,363	$8,816,739	$2,164	$9,063,266

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(70,535)	$0	$(70,535)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,538	13,624	0	16,162
Over the counter	0	23,999	0	23,999

	$2,538	$37,623	$0	$40,161
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,033)	(9,151)	0	(11,184)
Over the counter	0	(23,037)	0	(23,037)

	$(2,033)	$(32,188)	$0	$(34,221)

Total Financial Derivative Instruments	$505	$5,435	$0	$5,940

Totals	$244,868	$8,751,639	$2,164	$8,998,671

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 201.2% ¤
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 1.6%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$68	$61
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,384
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	45	5
1.000% due 10/01/2053		390	40
1.500% due 10/01/2053		12,740	1,438
2.000% due 10/01/2053		5,042	588
2.500% due 10/01/2047		2	0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		2,084	240
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,353	135
Nykredit Realkredit AS
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		75	8
1.500% due 10/01/2052		14,320	1,634
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		3,482	382
1.000% due 10/01/2053		3,511	382
1.500% due 10/01/2053		9,733	1,093
2.500% due 04/01/2047		7	1
UBS Group AG
0.650% due 09/10/2029	EUR	200	185
7.750% due 03/01/2029 •		100	121

			7,697

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$161	154

Total Corporate Bonds & Notes (Cost $10,300)			7,851

U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae 6.314% due 09/01/2044 - 10/01/2044 •		6	6
Freddie Mac
5.751% due 09/01/2036 •		7	8
5.882% due 10/01/2036 •		7	7
6.048% due 12/15/2037 •		30	30
7.588% due 07/01/2036 •		22	23
Ginnie Mae 6.246% due 08/20/2068 •		1,128	1,114
Ginnie Mae, TBA 3.500% due 08/01/2054		15,400	13,837
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049		69	64
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		9,000	8,240
4.500% due 08/01/2054		27,300	25,746
5.500% due 08/01/2054		2,400	2,367
6.000% due 08/01/2054		12,100	12,130
6.500% due 08/01/2054		4,300	4,374

Total U.S. Government Agencies (Cost $68,337)			67,946

U.S. TREASURY OBLIGATIONS 112.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025 (e)		33,590	32,489
0.125% due 04/15/2026 (e)		39,629	37,863
0.125% due 07/15/2026 (e)(g)		25,611	24,487
0.125% due 10/15/2026 (e)		39,467	37,573
0.125% due 04/15/2027 (e)		27,537	25,915
0.125% due 01/15/2030 (i)		3,717	3,346
0.125% due 07/15/2030		1,549	1,387
0.125% due 01/15/2032		3,167	2,743
0.250% due 02/15/2050 (i)		732	447
0.375% due 07/15/2025 (e)		11,621	11,330

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

0.375% due 01/15/2027 (e)		75,470	71,750
0.375% due 07/15/2027 (e)		24,995	23,725
0.500% due 01/15/2028 (e)		69,014	65,047
0.625% due 01/15/2026 (e)		39,346	38,071
0.625% due 07/15/2032		2,590	2,323
0.625% due 02/15/2043 (i)		469	353
0.750% due 07/15/2028 (e)		19,733	18,757
0.750% due 02/15/2045 (i)		399	299
0.875% due 01/15/2029		16,017	15,178
1.000% due 02/15/2046		1,720	1,344
1.125% due 01/15/2033 (i)		1,158	1,072
1.250% due 04/15/2028 (e)		44,003	42,509
1.375% due 07/15/2033		4,645	4,388
1.375% due 02/15/2044		100	85
1.625% due 10/15/2027 (e)		62,177	61,177
1.750% due 01/15/2028 (g)		771	759
2.125% due 04/15/2029 (e)		3,953	3,959
2.125% due 02/15/2054		1,328	1,292
2.375% due 10/15/2028 (e)		26,919	27,278

Total U.S. Treasury Obligations (Cost $570,037)			556,946

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Alliance Bancorp Trust 5.940% due 07/25/2037 •		1,379	1,149
BCAP LLC Trust 4.502% due 04/26/2036 ~		194	164
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~		90	79
4.912% due 07/25/2036 ~		46	38
5.441% due 01/25/2035 «~		22	20
Bear Stearns ALT-A Trust 5.310% due 05/25/2035 ~		382	356
Chase Mortgage Finance Trust 4.642% due 12/25/2035 ~		3	3
Citigroup Mortgage Loan Trust
6.238% due 03/25/2034 ~		18	16
7.410% due 05/25/2035 «•		1	1
Countrywide Alternative Loan Trust 5.500% due 11/25/2035		35	28
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		67	65
6.000% due 04/25/2036		159	76
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •		16	15
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.160% due 10/25/2035 «•		154	71
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.532% due 10/26/2036 ~		8	7
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		243	95
Great Hall Mortgages PLC 5.483% due 03/18/2039 •	GBP	3	4
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		$3,500	3,508
GSR Mortgage Loan Trust
4.619% due 01/25/2036 ~		24	22
6.455% due 09/25/2035 ~		2	2
HarborView Mortgage Loan Trust 5.893% due 05/19/2035 •		167	156
IndyMac INDX Mortgage Loan Trust 6.020% due 07/25/2035 •		1,352	950
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		570	354
5.750% due 03/25/2037		207	60
Structured Adjustable Rate Mortgage Loan Trust 5.206% due 03/25/2036 ~		81	62
Structured Asset Mortgage Investments Trust 5.880% due 04/25/2036 •		3	3
WaMu Mortgage Pass-Through Certificates Trust 4.246% due 08/25/2036 ~		4	3
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		38	30
Wells Fargo Mortgage-Backed Securities Trust 6.478% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $8,235)			7,339

ASSET-BACKED SECURITIES 16.3%
ACE Securities Corp. Home Equity Loan Trust 6.585% due 04/25/2035 •		1,144	978
Adagio CLO DAC 4.626% due 10/15/2031 •	EUR	291	311
Apidos CLO 6.536% due 10/20/2030 •		$1,343	1,345

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Ares European CLO DAC
4.516% due 04/15/2030 •	EUR	460	492
4.566% due 10/15/2030 •		316	338
Argent Securities Trust 5.940% due 05/25/2035 •		$280	248
Armada Euro CLO DAC 4.626% due 07/15/2031 •	EUR	353	377
Bain Capital Euro CLO DAC 4.637% due 01/20/2032 •		1,130	1,205
BDS Ltd. 7.142% due 03/19/2039 •		$700	697
Benefit Street Partners CLO Ltd. 6.609% due 01/17/2032 •		1,067	1,069
BlueMountain Fuji EUR CLO DAC 4.816% due 01/15/2033 •	EUR	3,200	3,413
Carlyle Euro CLO DAC 4.458% due 08/15/2030 •		692	742
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031		464	494
CIFC European Funding CLO DAC 4.956% due 01/15/2034 •		4,300	4,608
CIFC Funding Ltd. 6.589% due 04/18/2031 •		$964	965
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		355	356
Citigroup Mortgage Loan Trust
5.730% due 05/25/2037 •		3,400	3,113
5.920% due 12/25/2036 •		34	23
5.955% due 10/25/2036 •		1,046	1,011
Countrywide Asset-Backed Certificates Trust
5.600% due 07/25/2037 •		279	252
5.650% due 11/25/2037 •		3,630	3,360
5.660% due 09/25/2037 •		74	65
5.740% due 05/25/2035 •		46	44
5.805% due 04/25/2036 ~		288	252
5.940% due 05/25/2036 •		3,086	2,540
5.960% due 03/25/2037 •		776	739
Crestline Denali CLO Ltd. 6.616% due 04/20/2030 •		404	404
Dryden Euro CLO DAC 4.868% due 01/17/2033 •	EUR	1,700	1,818
Elevation CLO Ltd.
6.535% due 10/25/2030 •		$1,671	1,672
6.820% due 10/15/2029 •		20	20
First Franklin Mortgage Loan Trust
5.680% due 12/25/2037 •		1,252	1,181
6.165% due 11/25/2036 •		1,800	1,714
6.330% due 09/25/2035 •		1,227	1,211
Fremont Home Loan Trust 5.730% due 10/25/2036 •		411	359
GSAMP Trust
6.195% due 09/25/2035 •		21	20
6.435% due 03/25/2035 •		394	367
Harvest CLO DAC 4.666% due 07/15/2031 •	EUR	794	850
Home Equity Asset Trust 4.925% due 10/25/2035 •		$1,436	1,393
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •		353	262
HSI Asset Securitization Corp. Trust 6.000% due 02/25/2036 •		167	163
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		3,489	1,102
KKR CLO Ltd.
6.540% due 07/15/2030 •		394	395
6.770% due 01/15/2031 •		353	354
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,187	2,862
Lehman XS Trust 4.857% due 06/25/2036 þ		698	649
Long Beach Mortgage Loan Trust 5.700% due 08/25/2036 •		291	114
MASTR Asset-Backed Securities Trust 5.800% due 06/25/2036 •		808	723
Merrill Lynch Mortgage Investors Trust
5.880% due 02/25/2037 •		5,402	1,544
6.180% due 05/25/2036 •		17	17
MF1 LLC 7.489% due 06/19/2037 •		800	801
MidOcean Credit CLO 6.637% due 02/20/2031 •		444	445
NovaStar Mortgage Funding Trust 6.165% due 01/25/2036 •		216	214
OCP Euro CLO DAC 4.726% due 01/15/2032 •	EUR	1,634	1,751

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Octagon Investment Partners Ltd. 6.584% due 02/14/2031 •		$1,147	1,148
OZLM Ltd. 6.841% due 10/30/2030 •		258	259
Palmer Square Loan Funding Ltd. 6.390% due 10/15/2029 •		324	324
Rad CLO Ltd. 6.705% due 07/24/2032 •		4,300	4,306
Renaissance Home Equity Loan Trust 6.560% due 09/25/2037 •		3,060	1,271
Residential Asset Securities Corp. Trust
5.740% due 09/25/2036 •		2,182	2,136
5.940% due 08/25/2036 •		1,192	1,090
Securitized Asset-Backed Receivables LLC Trust
5.960% due 05/25/2036 •		3,535	1,834
6.135% due 10/25/2035 •		3,527	3,346
Soundview Home Loan Trust 5.660% due 06/25/2037 •		2,826	1,912
Specialty Underwriting & Residential Finance Trust 5.780% due 09/25/2037 •		6,533	3,284
Structured Asset Securities Corp. 6.120% due 02/25/2035 «•		4	4
Structured Asset Securities Corp. Mortgage Loan Trust 6.030% due 10/25/2036 •		625	610
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		3,804	3,807
TCW CLO Ltd. 6.555% due 04/25/2031 •		2,211	2,214
Toro European CLO DAC 4.646% due 10/15/2030 •	EUR	398	427
Venture CLO Ltd. 6.470% due 04/15/2027 •		$4	4
Vibrant CLO Ltd. 6.626% due 09/15/2030 •		311	311
Voya CLO Ltd. 6.800% due 10/15/2030 •		352	353
Wells Fargo Home Equity Asset-Backed Securities Trust 7.860% due 12/25/2034 •		563	556

Total Asset-Backed Securities (Cost $84,790)			80,638

SOVEREIGN ISSUES 10.9%
Canada Government Bond 4.250% due 12/01/2026 (b)	CAD	4,999	3,874
France Government International Bond 0.100% due 07/25/2038 (b)	EUR	117	108
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		1,213	1,197
1.400% due 05/26/2025 (b)		30,225	32,015
1.800% due 05/15/2036 (b)		405	414
Japan Government International Bond
0.100% due 03/10/2028 (b)	JPY	968,005	6,296
0.100% due 03/10/2029 (b)		1,521,848	9,937

Total Sovereign Issues (Cost $60,499)			53,841

		SHARES
COMMON STOCKS 1.4%
CONSUMER STAPLES 0.8%
Hilton Worldwide Holdings, Inc.		9,171	2,001
Marriott International, Inc. 'A'		8,223	1,988

			3,989

REAL ESTATE 0.6%
Howard Hughes Holdings, Inc. (a)		43,768	2,837

Total Common Stocks (Cost $5,962)			6,826

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(c)		917,000	913

Total Preferred Securities (Cost $917)			913

REAL ESTATE INVESTMENT TRUSTS 42.8%
REAL ESTATE 42.8%
Alexandria Real Estate Equities, Inc.		4,442	520

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

American Assets Trust, Inc.	65,700	1,470
American Homes 4 Rent 'A'	214,558	7,973
American Tower Corp.	4,935	959
Americold Realty Trust, Inc.	229,424	5,859
AvalonBay Communities, Inc.	81,215	16,803
Boston Properties, Inc.	27,836	1,714
Brixmor Property Group, Inc.	38,195	882
Camden Property Trust	52,051	5,679
COPT Defense Properties	46,967	1,176
Crown Castle, Inc.	26,794	2,618
CubeSmart	28,187	1,273
DiamondRock Hospitality Co.	426,070	3,600
Digital Realty Trust, Inc.	57,983	8,816
Equinix, Inc.	3,730	2,822
Equity LifeStyle Properties, Inc.	16,889	1,100
Equity Residential	13,983	970
Essex Property Trust, Inc.	14,695	4,000
Extra Space Storage, Inc.	15,528	2,413
Federal Realty Investment Trust	40,700	4,109
First Industrial Realty Trust, Inc.	138,147	6,563
Gaming & Leisure Properties, Inc.	119,890	5,420
Healthcare Realty Trust, Inc.	202,500	3,337
Healthpeak Properties, Inc.	388,105	7,607
Highwoods Properties, Inc.	40,000	1,051
Host Hotels & Resorts, Inc.	189,330	3,404
InvenTrust Properties Corp.	80,347	1,989
Invitation Homes, Inc.	172,303	6,184
Kilroy Realty Corp.	44,873	1,399
Kimco Realty Corp.	269,794	5,250
Mid-America Apartment Communities, Inc.	12,457	1,776
National Storage Affiliates Trust	33,120	1,365
Park Hotels & Resorts, Inc.	16,542	248
Prologis, Inc.	34,768	3,905
Public Storage	3,187	917
Realty Income Corp.	79,658	4,208
Regency Centers Corp.	99,674	6,200
Retail Opportunity Investments Corp.	194,470	2,417
Rexford Industrial Realty, Inc.	71,059	3,169
RLJ Lodging Trust	580,463	5,590
Ryman Hospitality Properties, Inc.	54,882	5,480
SBA Communications Corp.	6,679	1,311
Simon Property Group, Inc.	59,642	9,054
SITE Centers Corp.	153,082	2,220
Sun Communities, Inc.	55,308	6,656
Sunstone Hotel Investors, Inc.	360,444	3,770
Terreno Realty Corp.	38,242	2,263
UDR, Inc.	122,217	5,029
Ventas, Inc.	68,572	3,515
VICI Properties, Inc.	224,607	6,433
Welltower, Inc.	174,500	18,192
WP Carey, Inc.	19,743	1,087

Total Real Estate Investment Trusts (Cost $177,707)		211,765

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		566

Total Short-Term Instruments (Cost $566)		566

Total Investments in Securities (Cost $987,350)		994,631

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	1,087,115	10,577

Total Short-Term Instruments (Cost $10,576)		10,577

Total Investments in Affiliates (Cost $10,576)		10,577

Total Investments 203.3% (Cost $997,926)		$1,005,208
Financial Derivative Instruments (f)(h) 0.2%(Cost or Premiums, net $(450))		838
Other Assets and Liabilities, net (103.5)%		(511,490)

Net Assets 100.0%		$494,556

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$566	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(577)	$566	$566

Total Repurchase Agreements	$(577)	$566	$566

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.430%	06/13/2024	07/10/2024	$(6,938)	$(6,957)
5.480	06/24/2024	07/01/2024	(713)	(714)
BSN	5.420	05/09/2024	07/10/2024	(334,914)	(337,586)
5.420	06/12/2024	07/10/2024	(11,262)	(11,294)
CIB	5.420	05/23/2024	07/09/2024	(24,925)	(25,072)
DEU	5.460	06/18/2024	07/02/2024	(66,985)	(67,117)
5.470	06/21/2024	07/02/2024	(973)	(975)
5.480	06/20/2024	07/02/2024	(4,370)	(4,377)
5.480	06/26/2024	07/03/2024	(1,628)	(1,629)
NOM	5.430	05/29/2024	07/10/2024	(832)	(836)

Total Reverse Repurchase Agreements	$(456,557)

(e)	Securities with an aggregate market value of $457,186 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(118,159) at a weighted average interest rate of 5.415%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	EUR	106.200	07/26/2024	187	187	(32)	(13)

Total Written Options	$(32)	$(13)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	87	$6,591	$(15)	$50	$(50)
Euro-BOBL Future September Futures	09/2024	13	1,621	16	3	(2)
Euro-BTP Future September Futures	09/2024	64	7,902	(81)	0	(45)
Euro-Buxl 30-Year Bond September Futures	09/2024	36	5,021	34	4	(51)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	224	25,431	206	0	(108)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	201	25,194	624	0	(333)

$784	$57	$(589)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2024	110	$(12,371)	$(2)	$8	$0
Euro-Bund September Futures	09/2024	217	(30,588)	(327)	97	(5)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	46	(6,065)	57	32	0
Euro-Schatz September Futures	09/2024	100	(11,320)	(50)	4	(1)
U.S. Treasury 2-Year Note September Futures	09/2024	726	(148,263)	(464)	17	0
U.S. Treasury 5-Year Note September Futures	09/2024	445	(47,427)	(402)	49	0
U.S. Treasury 10-Year Note September Futures	09/2024	59	(6,489)	(3)	16	0
U.S. Treasury Long-Term Bond September Futures	09/2024	618	(73,117)	(747)	618	0

$(1,938)	$841	$(6)

Total Futures Contracts	$(1,154)	$898	$(595)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,201	$(258)	$98	$(160)	$3	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,402	(610)	221	(389)	6	0

$(868)	$319	$(549)	$9	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	190,000	$(4)	$18	$14	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,250,000	(14)	5	(9)	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	613,200	(33)	77	44	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	319,000	6	41	47	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$29,300	(157)	(109)	(266)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	4,800	(26)	(17)	(43)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	57,600	101	717	818	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	10,600	(2)	1,130	1,128	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	42,500	(561)	(3,166)	(3,727)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	5,700	(1)	605	604	9	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		20,800	(262)	(1,521)	(1,783)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,800	(145)	(1,169)	(1,314)	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(802)	(801)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	2,151	2,697	127	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(455)	(455)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	1,075	1,336	61	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	1,539	1,740	170	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	48	131	54	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(119)	(127)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(288)	(310)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(127)	(141)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(228)	(242)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(102)	(108)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		66,200	1,249	(1,523)	(274)	0	(140)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,636	1,865	6	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	1,959	1,961	7	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	3,826	4,368	15	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		15,000	(626)	639	13	35	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		1,100	(3)	(6)	(9)	2	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	13	13	1	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(23)	(8)	2	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,600	20	77	97	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,631)	(1,687)	3	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	111	165	6	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	6	(17)	1	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,900	0	38	38	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,800	(3)	35	32	0	(2)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		1,100	0	20	20	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		1,000	1	20	21	0	(1)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		540	14	3	17	1	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(267)	(267)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	(4)	(4)	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	(7)	(20)	0	(3)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	(30)	(29)	0	(4)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(27)	(27)	0	(2)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	26	26	0	(6)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	59	60	0	(6)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	40	44	0	(4)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	92	95	0	(7)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	21	21	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	31	35	0	(3)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		400	(1)	(10)	(11)	3	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(15)	(15)	2	0
Pay	CPURNSA	2.420	Maturity	08/24/2024		$10,300	0	(72)	(72)	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	258	258	3	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	175	175	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	380	381	4	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	9	9	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,431	1,431	15	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	678	678	7	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(996)	(976)	0	(16)
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	(313)	(313)	0	(6)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(468)	(468)	0	(9)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(481)	(481)	0	(9)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,879)	(1,879)	0	(36)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(332)	(333)	0	(7)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(975)	(975)	0	(13)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(967)	(962)	0	(13)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,113)	(1,113)	0	(9)
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	3,004	3,025	44	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	99,000	20	162	182	3	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(147)	(142)	0	(3)

							$1,415	$2,764	$4,179	$634	$(557)

Total Swap Agreements							$547	$3,083	$3,630	$643	$(557)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

(g)						Securities with an aggregate market value of $1,306 and cash of $6,408 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)						Future styled option variation margin asset of $3 and liability of $(1) is outstanding at period end.
(2)						Unsettled variation margin asset of $3 and liability of $(11) for closed futures is outstanding at period end.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	225		$138	$1	$0
	08/2024		$138	NZD	225	0	(1)
	10/2024		720	CNH	5,152	0	(8)
BOA	07/2024	KRW	1,068,210		$781	6	0
	07/2024	SGD	13		10	0	0
	07/2024		$162	PLN	646	0	(2)
BPS	07/2024	KRW	1,060,207		$773	4	0
	07/2024		$1,303	AUD	1,955	2	0
	07/2024		264	EUR	245	0	(1)
	07/2024		150	IDR	2,457,959	0	0
	07/2024		381	PLN	1,515	0	(5)
	07/2024		916	SGD	1,243	0	0
	08/2024	AUD	1,955		$1,304	0	(2)
	08/2024	SGD	1,241		916	0	0
	09/2024	CNH	12,521		1,747	22	0
	09/2024	TWD	36,090		1,122	9	0
	09/2024		$301	INR	25,203	0	0
	10/2024	CNH	4,316		$603	7	0
	10/2024		$152	CNH	1,087	0	(2)
BRC	07/2024	DKK	16,775		$2,442	33	0
	07/2024	MXN	3,036		164	0	(1)
	07/2024	NOK	2,088		198	3	0
	07/2024		$251	PLN	1,001	0	(2)
	09/2024	MXN	4,596		$243	0	(5)
CBK	07/2024	BRL	2,953		531	3	0
	07/2024	CHF	230		253	0	(3)
	07/2024	GBP	269		342	2	0
	07/2024	KRW	82,443		60	1	0
	07/2024		$542	BRL	2,953	0	(14)
	07/2024		436	PLN	1,729	0	(6)
	08/2024	BRL	2,963		$542	14	0
	09/2024	TWD	13,760		427	3	0
	09/2024		$1,340	INR	112,000	1	(1)
DUB	07/2024	KRW	579,462		$421	1	0
	07/2024		$399	PLN	1,569	0	(10)
	08/2024	BRL	487		$95	8	0
FAR	07/2024	AUD	1,786		1,190	0	(1)
	07/2024	EUR	47,675		51,926	868	0
	07/2024	JPY	2,614,233		16,741	492	0
	07/2024	NZD	800		490	3	0
	07/2024		$16,393	JPY	2,612,007	0	(158)
	08/2024	JPY	2,599,752		$16,393	158	0
	08/2024		$264	NZD	433	0	0
GLM	07/2024	MXN	2,737		$147	0	(2)
	07/2024		$250	PLN	988	0	(5)
	07/2024		708	ZAR	12,950	3	0
	08/2024		771	BRL	3,954	0	(66)
JPM	07/2024	CHF	133		$147	0	(1)
	07/2024	IDR	306,749		19	0	0
	07/2024	KRW	715,137		518	0	0
	07/2024	SGD	1,243		923	7	0
	07/2024		$1,991	CHF	1,786	0	(2)
	07/2024		3,633	DKK	25,317	3	0
	07/2024		100	ILS	369	0	(2)
	07/2024		159	PLN	621	0	(5)
	07/2024		1,333	ZAR	24,530	14	0
	08/2024	CHF	1,780		$1,991	2	0
	08/2024	DKK	25,272		3,633	0	(3)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

09/2024	TWD	23,410	727	5	0
09/2024	$154	INR	12,893	0	0
09/2024	1,369	MXN	24,780	0	(31)
10/2024	CNH	7,436	$1,039	12	0
10/2024	$152	CNH	1,085	0	(2)
MBC	07/2024	AUD	169	$112	0	0
07/2024	CAD	8,169	5,999	28	0
07/2024	$5,970	CAD	8,174	5	0
07/2024	340	GBP	269	0	0
07/2024	152	NOK	1,624	0	0
08/2024	CAD	8,168	$5,970	0	(5)
08/2024	GBP	269	340	0	0
08/2024	NOK	1,623	153	0	0
MYI	07/2024	BRL	2,952	572	44	0
07/2024	EUR	926	993	1	0
07/2024	$531	BRL	2,952	0	(3)
07/2024	2,489	DKK	17,375	6	0
07/2024	44	NOK	464	0	0
07/2024	830	NZD	1,353	0	(6)
08/2024	DKK	17,344	$2,489	0	(6)
08/2024	NOK	463	44	0	0
09/2024	TWD	9,313	290	3	0
09/2024	$103	INR	8,606	0	0
SCX	07/2024	KRW	537,999	$395	4	0
07/2024	$51,809	EUR	48,356	0	(22)
08/2024	EUR	48,356	$51,885	22	0
09/2024	CNH	5,138	716	8	0
09/2024	TWD	13,537	420	2	0
09/2024	$1,211	INR	101,354	2	0
TOR	07/2024	NZD	328	$201	1	0
08/2024	$201	NZD	328	0	(1)
UAG	07/2024	CHF	1,424	$1,576	0	(9)
07/2024	DKK	25,967	3,771	42	0
07/2024	ILS	751	203	4	0

Total Forward Foreign Currency Contracts	$1,859	$(393)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(223)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	4,000	$(52)	$(39)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(25)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,800	(287)	(196)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,800	(287)	(160)

$(678)	$(420)

Total Written Options	$(965)	$(643)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYI	Receive	DWRTFT Index	6,260	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	$78,194	$0	$(327)	$0	$(327)
Receive	DWRTFT Index	1,403	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/25/2025	17,190	0	326	326	0

$0	$(1)	$326	$(327)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Equity Residential	171,531	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	$11,894	$0	$(47)	$0	$(47)
	Receive	Host Hotels & Resorts, Inc.	105,009	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/09/2024	1,888	0	13	13	0
JPM	Receive	Equinix Inc.	33,264	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	25,168	0	(110)	0	(110)
	Receive	Park Hotels and Resorts, Inc.	198,672	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	2,976	0	36	36	0
	Receive	Realty Income Corp.	145,627	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	7,692	0	(34)	0	(34)
	Receive	Prologis, Inc.	195,037	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/09/2024	21,905	0	(90)	0	(90)
MYI	Receive	Alexandria Real Estate Equities, Inc.	2,663	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	312	0	2	2	0
	Receive	American Homes 4 Rent	123,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	4,571	0	(18)	0	(18)
	Receive	American Tower Corp.	18,500	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	3,596	0	37	37	0
	Receive	Equity LifeStyle Properties, Inc.	123,400	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	8,037	0	22	22	0
	Receive	First Industrial Realty Trust, Inc.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	1,948	0	7	7	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	2,441	0	(10)	0	(10)
	Receive	Invitation Homes, Inc.	288,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	10,336	0	39	39	0
	Receive	Prologis, Inc.	42,750	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	4,801	0	(20)	0	(20)
	Receive	Rexford Industrial Realty, Inc.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	1,828	0	8	8	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	SBA Communications Corp.	17,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	3,337	0	(16)	0	(16)
	Receive	Sun Communities, Inc.	14,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	1,685	0	6	6	0
	Receive	Alexandria Real Estate Equities, Inc.	23,342	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	2,730	0	19	19	0
	Receive	Crown Castle, Inc.	10,000	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	977	0	(4)	0	(4)
	Receive	Digital Realty Trust, Inc.	77,376	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	11,765	0	(47)	0	(47)
	Receive	Extra Space Storage, Inc.	30,638	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	4,762	0	(11)	0	(11)
	Receive	Prologis, Inc.	71,000	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	7,974	0	(34)	0	(34)
	Receive	PSA Treasury Pte Ltd.	63,855	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	18,368	0	(74)	0	(74)
	Receive	Simon Property Group, Inc.	97,414	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	14,787	0	(63)	0	(63)
	Receive	Vici Properities, Inc.	128,600	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	3,683	0	37	37	0

								$0	$(352)	$226	$(578)

Total Swap Agreements								$0	$(353)	$552	$(905)

(i)

Securities with an aggregate market value of $1,601 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$7,697	$0		$7,697
Industrials						0	154	0		154
U.S. Government Agencies						0	67,946	0		67,946
U.S. Treasury Obligations						0	556,946	0		556,946
Non-Agency Mortgage-Backed Securities						0	7,217	122		7,339
Asset-Backed Securities						0	80,634	4		80,638
Sovereign Issues						0	53,841	0		53,841
Common Stocks
Consumer Staples						3,989	0	0		3,989
Real Estate						2,837	0	0		2,837
Preferred Securities
Banking & Finance						0	913	0		913
Real Estate Investment Trusts
Real Estate						211,765	0	0		211,765
Short-Term Instruments
Repurchase Agreements						0	566	0		566

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

	$218,591	$775,914	$126	$994,631
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,577	$0	$0	$10,577

Total Investments	$229,168	$775,914	$126	$1,005,208

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	198	1,343	0	1,541
Over the counter	0	2,411	0	2,411

	$198	$3,754	$0	$3,952
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(167)	(998)	0	(1,165)
Over the counter	0	(1,941)	0	(1,941)

	$(167)	$(2,939)	$0	$(3,106)

Total Financial Derivative Instruments	$31	$815	$0	$846

Totals	$229,199	$776,729	$126	$1,006,054

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 59.5%
BANKING & FINANCE 29.2%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	$362	$357
1.750% due 10/29/2024	19,889	19,625
2.875% due 08/14/2024	8,000	7,968
Ally Financial, Inc. 5.125% due 09/30/2024	3,100	3,092
American Honda Finance Corp.
5.914% due 02/12/2025 •	26,580	26,619
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~	6,000	6,012
American Tower Corp.
2.400% due 03/15/2025	561	548
2.950% due 01/15/2025	2,750	2,707
4.000% due 06/01/2025	21,202	20,870
Athene Global Funding
1.716% due 01/07/2025	11,732	11,482
2.550% due 06/29/2025	1,650	1,600
6.068% (SOFRINDX + 0.715%) due 01/07/2025 ~	800	801
Bank of America Corp.
0.981% due 09/25/2025 •	2,175	2,151
3.093% due 10/01/2025 •	24,689	24,519
Bank of Montreal 5.674% (SOFRINDX + 0.320%) due 07/09/2024 ~	700	700
Bank of New York Mellon Corp. 5.560% due 10/25/2024 •	125	125
Bank of Nova Scotia 5.743% (SOFRRATE + 0.380%) due 07/31/2024 ~	1,000	1,000
Banque Federative du Credit Mutuel SA
4.524% due 07/13/2025	1,704	1,686
5.772% due (SOFRINDX + 0.410%) due 02/04/2025 ~	3,000	3,000
BNP Paribas SA 2.819% due 11/19/2025 •	29,000	28,642
BPCE SA
2.375% due 01/14/2025	1,000	980
5.926% (SOFRRATE + 0.570%) due 01/14/2025 ~	5,354	5,360
6.334% (SOFRRATE + 0.960%) due 09/25/2025 ~	1,045	1,052
Canadian Imperial Bank of Commerce 5.777% (SOFRINDX + 0.420%) due 10/18/2024 ~	1,728	1,729
Citibank NA 6.181% (SOFRRATE + 0.805%) due 09/29/2025 ~	1,600	1,608
Citigroup, Inc. 6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~	23,774	23,797
Cooperatieve Rabobank UA
6.057% (SOFRINDX + 0.700%) due 07/18/2025 ~	3,000	3,012
6.064% (SOFRINDX + 0.710%) due 01/09/2026 ~	27,000	27,105
Corebridge Financial, Inc. 3.500% due 04/04/2025	4,976	4,894
Credit Agricole SA 3.250% due 10/04/2024	10,000	9,937
DBS Group Holdings Ltd. 5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~	16,500	16,555
Deutsche Bank AG 4.162% due 05/13/2025	5,570	5,504
Discover Bank 2.450% due 09/12/2024	1,300	1,291
DNB Bank ASA 1.127% due 09/16/2026 •	3,045	2,883
Federation des Caisses Desjardins du Quebec 2.050% due 02/10/2025	330	323
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	8,355	8,170
4.063% due 11/01/2024	2,700	2,684
4.134% due 08/04/2025	3,900	3,828
4.687% due 06/09/2025	4,200	4,153
5.125% due 06/16/2025	18,553	18,419
GA Global Funding Trust
0.800% due 09/13/2024	10,000	9,889
3.850% due 04/11/2025	5,977	5,883
5.872% due (SOFRRATE + 0.500%) due 09/13/2024 ~	12,930	12,927
General Motors Financial Co., Inc.
2.750% due 06/20/2025	5,400	5,250
2.900% due 02/26/2025	12,800	12,562

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

3.500% due 11/07/2024	12,341	12,239
4.000% due 01/15/2025	4,316	4,275
4.350% due 04/09/2025	2,500	2,474
5.976% (SOFRRATE + 0.620%) due 10/15/2024 ~	3,958	3,960
Goldman Sachs Group, Inc.
5.700% due 11/01/2024	29,000	29,012
5.871% (SOFRRATE + 0.500%) due 09/10/2024 ~	2,250	2,251
ING Groep NV 3.869% due 03/28/2026 •	18,426	18,161
Jackson National Life Global Funding 1.750% due 01/12/2025	6,980	6,825
John Deere Capital Corp. 5.837% due 10/22/2025 •	3,900	3,909
JPMorgan Chase & Co.
2.005% due 03/13/2026 •	4,800	4,677
2.301% due 10/15/2025 •	2,109	2,088
5.546% due 12/15/2025 •	800	799
LeasePlan Corp. NV 2.875% due 10/24/2024	18,238	18,068
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	3,160	3,097
3.870% due 07/09/2025 •	31,000	30,986
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/2025 •	7,500	7,496
5.063% due 09/12/2025 •	18,000	17,969
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~	5,000	5,011
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •	30,000	29,961
Morgan Stanley
2.720% due 07/22/2025 •	7,400	7,386
5.869% (SOFRRATE + 0.509%) due 01/22/2025 ~	18,221	18,231
Morgan Stanley Bank NA 6.137% due (SOFRRATE + 0.780%) 07/16/2025 ~	2,703	2,716
National Bank of Canada 5.853% (SOFRRATE + 0.490%) due 08/06/2024 ~	6,455	6,456
NatWest Markets PLC
0.800% due 08/12/2024	15,351	15,262
5.894% (SOFRRATE + 0.530%) due 08/12/2024 ~	9,330	9,333
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	2,800	2,565
Nomura Holdings, Inc. 2.648% due 01/16/2025	31,545	31,009
Nordea Bank Abp 6.331% (SOFRRATE + 0.960%) due 06/06/2025 ~	5,300	5,329
Pacific Life Global Funding 6.171% (SOFRRATE + 0.800%) due 12/06/2024 ~	9,000	9,022
Royal Bank of Canada
5.693% (SOFRINDX + 0.340%) due 10/07/2024 ~	1,069	1,069
5.721% (SOFRINDX + 0.360%) due 07/29/2024 ~	2,907	2,907
5.798% (SOFRINDX + 0.440%) due 01/21/2025 ~	4,293	4,291
Standard Chartered PLC
1.822% due 11/23/2025 •	1,700	1,673
2.819% due 01/30/2026 •	13,330	13,095
3.971% due 03/30/2026 •	2,900	2,859
6.266% due 11/23/2025	4,500	4,504
7.094% due 03/30/2026	9,215	9,276
7.776% due 11/16/2025	3,774	3,800
7.776% due 11/16/2025 •	700	705
Sumitomo Mitsui Trust Bank Ltd. 5.811% (SOFRRATE + 0.440%) due 09/16/2024 ~	4,134	4,136
Svenska Handelsbanken AB 6.281% (SOFRRATE + 0.910%) due 06/10/2025 ~	7,350	7,390
Swedbank AB 6.264% due 04/04/2025 ~	2,400	2,409
Toronto-Dominion Bank 5.765% (SOFRRATE + 0.410%) due 01/10/2025 ~	14,115	14,125
Toyota Motor Credit Corp.
5.860% due 08/22/2024 •	26,015	26,028
6.003% (SOFRRATE + 0.650%) due 01/05/2026 ~	2,000	2,008
UBS AG
3.625% due 09/09/2024	32,000	31,849
5.814% due 08/09/2024 •	338	338
6.629% (SOFRINDX + 1.260%) due 02/21/2025 ~	3,200	3,218
UBS Group AG
2.593% due 09/11/2025 •	5,000	4,967
4.490% due 08/05/2025 •	500	499
VICI Properties LP
3.500% due 02/15/2025	1,705	1,683
4.625% due 06/15/2025	5,000	4,939
Wells Fargo & Co. 2.406% due 10/30/2025 •	13,040	12,893

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Bank NA 6.066% (SOFRRATE + 0.710%) due 01/15/2026 ~	17,100	17,171

		841,698

INDUSTRIALS 24.7%
American Honda Finance Corp. 5.822% due 06/13/2025 ~	8,600	8,604
Amgen, Inc.
1.900% due 02/21/2025	416	406
5.250% due 03/02/2025	5,000	4,991
APA Infrastructure Ltd. 4.200% due 03/23/2025	3,400	3,361
Aptiv PLC 2.396% due 02/18/2025	6,670	6,527
Arrow Electronics, Inc. 3.250% due 09/08/2024	29,185	29,019
Bacardi Ltd. 4.450% due 05/15/2025	7,500	7,412
BAT Capital Corp.
2.789% due 09/06/2024	4,956	4,925
3.222% due 08/15/2024	26,755	26,656
Baxter International, Inc.
1.322% due 11/29/2024	9,668	9,494
5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~	10,120	10,114
Bayer U.S. Finance LLC
2.850% due 04/15/2025	3,654	3,551
3.375% due 07/15/2024	9,285	9,275
3.375% due 10/08/2024	13,500	13,404
4.250% due 12/15/2025	2,000	1,958
Becton Dickinson & Co. 3.734% due 12/15/2024	166	165
Broadcom, Inc. 3.625% due 10/15/2024	327	325
Campbell Soup Co. 3.950% due 03/15/2025	1,021	1,009
Carrier Global Corp. 2.242% due 02/15/2025	10,420	10,201
CommonSpirit Health 2.760% due 10/01/2024	20,000	19,840
Cox Communications, Inc. 3.150% due 08/15/2024	14,265	14,211
CVS Health Corp. 3.375% due 08/12/2024	700	698
Daimler Truck Finance North America LLC
6.076% (SOFRRATE + 0.750%) due 12/13/2024 ~	3,000	3,007
6.121% due 12/13/2024	8,349	8,368
Dell International LLC
4.000% due 07/15/2024	4,760	4,757
5.850% due 07/15/2025	4,094	4,105
Discovery Communications LLC 3.450% due 03/15/2025	3,600	3,541
Enbridge, Inc. 2.500% due 02/14/2025	1,270	1,245
Energy Transfer LP 2.900% due 05/15/2025	28,200	27,517
Entergy Louisiana LLC 0.950% due 10/01/2024	184	182
ERAC USA Finance LLC 3.850% due 11/15/2024	902	895
Expedia Group, Inc. 6.250% due 05/01/2025	7,518	7,531
Fiserv, Inc. 2.750% due 07/01/2024	14,393	14,393
Global Payments, Inc.
1.500% due 11/15/2024	3,865	3,807
2.650% due 02/15/2025	8,507	8,343
Haleon U.K. Capital PLC 3.125% due 03/24/2025	24,055	23,623
HCA, Inc.
5.250% due 04/15/2025	4,800	4,779
5.375% due 02/01/2025	20,349	20,284
7.690% due 06/15/2025	5,000	5,084
Home Depot, Inc. 5.704% (SOFRRATE + 0.330%) due 12/24/2025 ~	1,700	1,703
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	18,800	18,504
Hyundai Capital America
1.000% due 09/17/2024	13,386	13,248
6.512% due 08/04/2025 •	14,800	14,864
Imperial Brands Finance PLC 3.125% due 07/26/2024	9,650	9,632
J M Smucker Co. 3.500% due 03/15/2025	13,335	13,135
JDE Peet's NV 0.800% due 09/24/2024	13,095	12,917

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

Leidos, Inc. 3.625% due 05/15/2025	9,735	9,564
Microchip Technology, Inc. 0.983% due 09/01/2024	23,615	23,416
Mitsubishi Corp.
2.500% due 07/09/2024	6,549	6,545
3.375% due 07/23/2024	2,000	1,998
NetApp, Inc. 3.300% due 09/29/2024	8,178	8,127
ONEOK Partners LP 4.900% due 03/15/2025	3,639	3,619
Oracle Corp.
2.950% due 05/15/2025	5,000	4,887
3.400% due 07/08/2024	6,000	5,997
Panasonic Holdings Corp. 2.679% due 07/19/2024	27,305	27,263
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	15,700	15,700
Quanta Services, Inc. 0.950% due 10/01/2024	2,863	2,826
Renesas Electronics Corp. 1.543% due 11/26/2024	2,540	2,494
Revvity, Inc. 0.850% due 09/15/2024	30,019	29,682
Reynolds American, Inc. 4.450% due 06/12/2025	3,900	3,855
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025	1,600	1,597
T-Mobile USA, Inc. 3.500% due 04/15/2025	28,205	27,736
TD SYNNEX Corp. 1.250% due 08/09/2024	20,000	19,894
Tyson Foods, Inc. 3.950% due 08/15/2024	25,140	25,076
VMware, Inc.
1.000% due 08/15/2024	12,315	12,240
4.500% due 05/15/2025	15,000	14,859
Volkswagen Group of America Finance LLC 6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~	1,400	1,409
Warnermedia Holdings, Inc.
3.638% due 03/15/2025	22,112	21,773
3.788% due 03/15/2025	3,310	3,262
Woodside Finance Ltd. 3.650% due 03/05/2025	14,225	14,027
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	8,136	8,002
3.550% due 04/01/2025	4,000	3,934

		711,392

UTILITIES 5.6%
Arizona Public Service Co. 3.150% due 05/15/2025	2,379	2,331
Avangrid, Inc.
3.150% due 12/01/2024	15,384	15,217
3.200% due 04/15/2025	10,407	10,192
Black Hills Corp. 1.037% due 08/23/2024	25,000	24,820
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	8,110	8,067
Dominion Energy, Inc. 3.071% due 08/15/2024 þ	4,172	4,156
DTE Energy Co.
2.529% due 10/01/2024 þ	635	629
4.220% due 11/01/2024 þ	10,645	10,584
Edison International 3.550% due 11/15/2024	5,374	5,324
Enel Finance International NV
2.650% due 09/10/2024	2,900	2,881
4.500% due 06/15/2025	2,660	2,626
Eversource Energy 2.900% due 10/01/2024	15,071	14,961
Exelon Corp. 3.950% due 06/15/2025	6,734	6,629
FirstEnergy Corp. 2.050% due 03/01/2025	1,275	1,243
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	23,000	23,106
Iberdrola International BV 5.810% due 03/15/2025	1,974	1,972
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024	6,150	6,107
ONEOK, Inc. 3.200% due 03/15/2025	3,434	3,370
Pacific Gas & Electric Co. 4.950% due 06/08/2025	3,800	3,767

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

Sempra 3.300% due 04/01/2025	15,469	15,196

		163,178

Total Corporate Bonds & Notes (Cost $1,714,954)		1,716,268

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
3.602% due 08/25/2050 •	2,274	2,194
5.750% due 04/25/2036 - 06/25/2042 •	831	817
5.793% due 11/25/2044 - 09/25/2055 •	12,709	12,772
5.800% due 07/25/2036 - 06/25/2043 •	145	143
5.843% due 09/25/2049 •	4,460	4,342
5.850% due 02/25/2042 •	260	257
5.900% due 08/25/2049 •	263	258
5.950% due 02/25/2042 •	205	202
5.970% due 03/25/2042 •	33	33
5.990% due 07/25/2037 •	37	37
6.000% due 10/25/2041 •	64	63
6.243% due 05/25/2050 •	5,097	5,082
6.336% due 05/01/2038 •	2,145	2,207
Federal Home Loan Bank 5.500% due 09/04/2025	35,000	34,981
Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	22,044	18,217
5.550% due 02/20/2026	15,000	14,995
5.748% due 04/15/2037 •	180	176
5.763% due 05/15/2038 •	490	497
5.773% due 05/15/2041 •	505	495
5.778% due 07/15/2037 •	163	161
5.783% due 06/15/2040 •	1,043	1,011
5.793% due 10/15/2037 •	5,422	5,417
5.848% due 03/15/2040 – 11/15/2043 •	289	285
5.898% due 06/15/2049 •	2,151	2,110
5.948% due 08/15/2041 •	8	8
5.968% due 12/15/2041 •	223	220
5.998% due 09/15/2037 – 11/15/2041 •	378	377
6.028% due 07/15/2037 •	376	373
6.048% due 11/15/2037 •	42	42
6.398% due 01/15/2032 •	104	105
6.448% due 01/15/2039 •	24	25
6.939% due 05/15/2033 •	87	87
Ginnie Mae
5.000% due 04/20/2037 •	439	432
5.659% due 09/20/2067 •	798	804
5.837% due 01/20/2068 •	85	85
5.864% due 07/20/2043 •	331	319
5.903% due 06/20/2049 •	4,174	4,100
5.907% due 08/20/2065 •	501	500
5.913% due 05/20/2049 •	1,383	1,308
5.937% due 12/20/2060 - 07/20/2064 •	528	527
5.983% due 02/20/2074 •	8,127	8,114
6.007% due 04/20/2062 •	143	143
6.117% due 08/20/2061 •	21	21
6.137% due 10/20/2065 •	5	5
6.143% due 01/16/2040 •	629	628
6.187% due 08/20/2067 •	720	722
6.193% due 02/20/2040 •	488	488
6.203% due 03/20/2040 •	1,502	1,502
6.207% due 02/20/2066 •	3	3
6.223% due 04/20/2040 •	1,126	1,128
6.253% due 03/20/2040 •	1,178	1,181
7.288% due 09/20/2066 ~	2,472	2,512
7.575% due 06/20/2071 •	5,561	5,698

Total U.S. Government Agencies (Cost $143,139)		138,209

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
280 Park Avenue Mortgage Trust 6.507% due 09/15/2034 •	890	863
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	3,304	2,845
Barclays Commercial Mortgage Securities Trust 6.626% due 07/15/2037 •	3,100	3,046
BX Trust 6.173% due 10/15/2036 •	12,823	12,653
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	11,896	9,780
Commercial Mortgage Trust
3.421% due 07/10/2048	1,061	1,052
3.732% due 08/10/2049 ~	1,000	961
6.376% due 06/15/2034 •	2,700	2,696
CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •	15,000	14,655

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	220	219
3.718% due 08/15/2048	9,396	9,148
GS Mortgage-Backed Securities Trust 5.000% due 01/25/2052 •	756	702
Hilton USA Trust 2.828% due 11/05/2035	10,000	8,723
JP Morgan Chase Commercial Mortgage Securities Trust 6.558% due 11/15/2038 •	12,400	12,331
JPMBB Commercial Mortgage Securities Trust 3.017% due 02/15/2048 •	358	354
Legacy Mortgage Asset Trust 4.991% due 09/25/2060 ~	332	333
MFA Trust 1.381% due 04/25/2065 ~	2,481	2,301
Natixis Commercial Mortgage Securities Trust 3.917% due 11/15/2032 ~	3,507	3,174
OBX Trust
1.957% due 10/25/2061 ~	10,923	8,975
2.305% due 11/25/2061 ~	10,309	8,958
2.783% due 01/25/2062 þ	10,974	10,194
RESIMAC Premier 6.142% due 07/10/2052 •	661	660
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	4,600	4,205
3.750% due 05/25/2058 ~	9,364	9,061
6.460% due 05/25/2058 •	682	698

Total Non-Agency Mortgage-Backed Securities (Cost $140,397)		128,587

ASSET-BACKED SECURITIES 15.8%
ACAS CLO Ltd. 6.479% due 10/18/2028 •	2,161	2,163
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •	1,075	1,076
Apidos CLO
6.489% due 07/18/2029 •	7,281	7,288
6.509% due 07/17/2030 •	3,715	3,720
AREIT Trust 6.523% due 11/17/2038 •	1,753	1,746
Ares CLO Ltd. 6.460% due 01/15/2029 •	298	298
ARI Fleet Lease Trust
5.540% due 04/15/2033	10,000	10,012
5.924% due 10/15/2024	1,238	1,239
BHG Securitization Trust 0.900% due 10/17/2034	1,049	1,032
BMW Vehicle Lease Trust 5.735% due 07/27/2026 •	16,900	16,916
Capital One Multi-Asset Execution Trust 6.023% due 07/15/2027 •	16,500	16,517
Carlyle Global Market Strategies CLO Ltd. 6.534% due 08/14/2030 •	6,770	6,775
CarMax Auto Owner Trust
5.230% due 01/15/2026	1,201	1,200
5.720% due 11/16/2026	852	852
6.233% due 12/15/2025 •	1,542	1,543
Carvana Auto Receivables Trust 6.230% due 01/11/2027	414	415
Catamaran CLO Ltd. 6.686% due 04/22/2030 •	7,705	7,716
CBAM Ltd.
6.599% due 04/17/2031 •	8,140	8,148
6.836% due 07/20/2030 •	518	518
Chase Auto Owner Trust 5.660% due 05/26/2027	5,000	5,003
CIFC Funding Ltd. 6.535% due 10/24/2030 •	317	317
Citibank Credit Card Issuance Trust
5.969% due 12/08/2027 •	10,000	10,042
6.052% due 08/07/2027 •	16,500	16,579
Citizens Auto Receivables Trust 6.283% due 07/15/2026 •	3,719	3,726
CNH Equipment Trust 5.900% due 02/16/2027	3,604	3,609
Crestline Denali CLO Ltd. 6.616% due 04/20/2030 •	6,056	6,061
Crown Point CLO Ltd. 6.556% due 10/20/2031 •	9,100	9,116
Daimler Trucks Retail Trust 6.030% due 09/15/2025	2,699	2,702
DLLAD LLC 5.500% due 08/20/2027	5,000	5,005
Dryden Senior Loan Fund 6.590% due 07/15/2030 •	1,284	1,285

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

Enterprise Fleet Financing LLC 5.613% due 05/20/2025	6,929	6,933
Fifth Third Auto Trust 5.863% due 11/16/2026 •	9,737	9,742
Ford Credit Auto Owner Trust 0.000% due 04/15/2027 •	20,000	20,008
GM Financial Automobile Leasing Trust 5.883% due 06/20/2025 •	527	527
GM Financial Consumer Automobile Receivables Trust 5.953% due 03/16/2026 •	3,987	3,989
Golden Credit Card Trust 4.310% due 09/15/2027	2,000	1,972
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •	6,400	6,395
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •	1,600	1,601
Harley Davidson Motorcycle Trust
5.320% due 06/15/2026	1,207	1,207
5.650% due 02/16/2027	6,400	6,404
5.863% due 06/15/2026 •	1,044	1,044
Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	5,638	5,633
5.710% due 03/18/2026	4,634	4,636
5.870% due 06/22/2026 •	8,876	8,892
ICG U.S. CLO Ltd. 6.725% due 01/24/2032 •	1,722	1,724
KKR CLO Ltd. 6.540% due 07/15/2030 •	13,298	13,317
Kubota Credit Owner Trust
5.450% due 04/15/2027	10,000	10,010
5.610% due 07/15/2026	15,827	15,826
LAD Auto Receivables Trust
5.440% due 11/16/2026	5,953	5,943
5.930% due 06/15/2027	6,712	6,719
LCM Ltd. 6.666% due 04/20/2031 •	2,000	2,001
Madison Park Funding Ltd.
6.340% due 04/15/2029 •	2,575	2,577
6.738% due 04/19/2033 •	5,547	5,554
Magnetite Ltd. 6.479% due 10/15/2031 •	2,260	2,262
Marathon Static CLO Ltd. 6.475% due 07/20/2030 •	1,657	1,656
Master Credit Card Trust
6.083% due 01/21/2028 •	20,000	20,086
6.183% due 01/21/2027 •	4,000	4,017
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	2,635	2,633
5.260% due 10/15/2025	425	425
MF1 Ltd. 6.526% due 10/16/2036 •	3,300	3,286
MMAF Equipment Finance LLC 5.790% due 11/13/2026	4,220	4,223
Navient Private Education Loan Trust 6.163% (TSFR1M + 0.834%) due 12/15/2059	1,687	1,682
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	4,591	4,230
1.580% due 04/15/2070	7,913	6,918
1.690% due 05/15/2069	1,785	1,640
2.230% due 07/15/2070	1,152	1,017
3.130% due 02/15/2068	621	601
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,853	1,693
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •	1,000	1,001
Northwoods Capital Ltd. 6.574% due 11/13/2031 •	6,500	6,521
OSD CLO Ltd. 6.449% due 04/17/2031 •	11,302	11,319
Palmer Square Loan Funding Ltd. 6.386% due 07/20/2029 •	7,823	7,825
Pawneee Equipment Receivables LLC 1.100% due 07/15/2027	2,088	2,068
PHEAA Student Loan Trust 6.400% due 11/25/2065 •	1,982	1,978
Race Point CLO Ltd. 6.530% due 10/15/2030 •	2,058	2,060
Saranac CLO Ltd. 6.748% due 08/13/2031 •	1,035	1,039
SBNA Auto Lease Trust 5.450% due 01/20/2026	9,308	9,299
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	7,700	7,703
SLM Private Credit Student Loan Trust 5.911% due 12/15/2038 •	1,257	1,238

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

Sound Point CLO Ltd. 6.604% due 01/25/2032 •	6,000	6,000
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •	708	708
TCW CLO Ltd. 6.555% due 04/25/2031 •	1,164	1,165
Tesla Auto Lease Trust
5.834% due 06/22/2026 •	5,000	5,000
5.860% due 08/20/2025	706	706
6.020% due 09/22/2025	2,014	2,017
Towd Point HE Trust 0.918% due 02/25/2063 ~	1,624	1,560
Venture CLO Ltd.
6.470% due 04/15/2027 •	20	20
6.574% due 09/07/2030 •	10,747	10,750
6.576% due 07/20/2030 •	1,959	1,960
Volkswagen Auto Lease Trust 5.804% due 12/21/2026 •	3,600	3,605
Volkswagen Auto Loan Enhanced Trust 5.854% due 12/21/2026 •	12,381	12,390
Wellman Park CLO Ltd. 6.690% due 07/15/2034 •	2,000	2,003
World Omni Auto Receivables Trust
3.730% due 03/16/2026	1,629	1,626
6.183% due 03/16/2026 •	1,624	1,624
World Omni Automobile Lease Securitization Trust 5.763% due 02/16/2027 •	2,000	2,002

Total Asset-Backed Securities (Cost $457,845)		456,829

SOVEREIGN ISSUES 3.8%
CDP Financial, Inc. 5.766% (SOFRINDX + 0.400%) due 05/19/2025 ~	26,825	26,862
CPPIB Capital, Inc. 6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~	81,114	81,731

Total Sovereign Issues (Cost $108,546)		108,593

SHORT-TERM INSTRUMENTS 12.1%
COMMERCIAL PAPER 10.2%
Alimentation Couche-Tard, Inc.
5.510% due 07/11/2024	500	499
5.560% due 07/09/2024	27,700	27,653
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (a)	700	697
Conagra Brands, Inc. 5.800% due 07/09/2024	28,800	28,750
Constellation Brands, Inc.
5.640% due 07/01/2024	1,100	1,099
5.650% due 07/16/2024	2,450	2,443
5.670% due 07/16/2024	4,650	4,637
Crown Castle, Inc.
5.840% due 07/09/2024	9,800	9,783
5.840% due 07/11/2024	11,400	11,376
5.840% due 07/30/2024	2,700	2,686
5.840% due 08/01/2024	4,800	4,774
Discovery Communications LLC 6.000% due 07/15/2024 (a)	7,000	6,980
Huntington Ingalls Industries, Inc. 5.880% due 07/02/2024	10,100	10,094
Intercontinental Exchange, Inc. 5.510% due 07/15/2024	13,050	13,016
Keurig Dr Pepper, Inc. 5.520% due 08/01/2024	22,400	22,283
L3Harris Technologies, Inc.
5.520% due 07/24/2024	23,500	23,406
5.550% due 07/29/2024	250	249
5.600% due 07/11/2024	2,000	1,996
5.600% due 07/17/2024	2,000	1,994
Marriott International, Inc.
5.530% due 08/06/2024	9,850	9,791
5.530% due 08/07/2024	4,550	4,522
5.530% due 08/13/2024	14,500	14,397
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	2,000	1,997
5.570% due 07/10/2024	1,900	1,896
5.570% due 08/13/2024	23,800	23,631
5.580% due 07/11/2024	1,100	1,098
Southern California Edison Co.
5.600% due 07/01/2024	12,800	12,794
5.600% due 07/02/2024	17,800	17,789
5.600% due 07/12/2024 (a)	2,400	2,395
5.600% due 07/18/2024 (a)	3,100	3,090

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

VW Credit, Inc.
5.550% due 08/05/2024	18,800	18,690
5.570% due 08/21/2024	8,600	8,528

		295,033

REPURCHASE AGREEMENTS (b) 1.2%		34,267

ASSET-BACKED SECURITIES 0.7%
Chase Auto Owner Trust 5.568% due 06/25/2025	$20,000	20,014

Total Asset-Backed Securities (Cost $20,000)		20,014

Total Short-Term Instruments (Cost $349,437)		349,314

Total Investments in Securities (Cost $2,914,318)		2,897,800

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	264,751	2,576

Total Short-Term Instruments (Cost $2,576)		2,576

Total Investments in Affiliates (Cost $2,576)		2,576

Total Investments 100.6% (Cost $2,916,894)		$2,900,376
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		355
Other Assets and Liabilities, net (0.6)%		(16,917)

Net Assets 100.0%		$2,883,814

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.230%	06/28/2024	07/01/2024	$3,300	U.S. Treasury Notes 1.125% due 08/31/2028	$(3,368)	$3,300	$3,302
5.350	06/28/2024	07/01/2024	24,900	U.S. Treasury Bonds 4.250% due 05/15/2039	(25,205)	24,900	24,911
FICC	2.600	06/28/2024	07/01/2024	6,067	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(6,189)	6,067	6,068

Total Repurchase Agreements	$(34,762)	$34,267	$34,281

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Treasury Obligations (3.0)%
U.S. Treasury Notes	4.500%	05/31/2029	$85,000	$(85,724)	$(85,915)

Total Short Sales (3.0)%	$(85,724)	$(85,915)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(324) of accrued interest expense.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(385) at a weighted average interest rate of 5.431%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	549	$112,116	$277	$0	$(13)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	1,094	$(116,596)	$(743)	$119	$0
U.S. Treasury 10-Year Note September Futures	09/2024	86	(9,459)	(83)	23	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	340	(38,601)	(588)	165	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	37	(4,638)	(53)	61	0

$(1,467)	$368	$0

Total Futures Contracts	$(1,190)	$368	$(13)

Cash of $4,139 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$841,698	$0	$841,698
Industrials	0	711,392	0	711,392
Utilities	0	163,178	0	163,178
U.S. Government Agencies	0	138,209	0	138,209
Non-Agency Mortgage-Backed Securities	0	128,587	0	128,587
Asset-Backed Securities	0	456,829	0	456,829
Sovereign Issues	0	108,593	0	108,593
Short-Term Instruments
Commercial Paper	697	294,336	0	295,033
Repurchase Agreements	0	34,267	0	34,267
Asset-Backed Securities	0	20,014	0	20,014

	$697	$2,897,103	$0	$2,897,800
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,576	$0	$0	$2,576

Total Investments	$3,273	$2,897,103	$0	$2,900,376

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(85,915)	$0	$(85,915)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$368	$0	$368

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(13)	$0	$(13)

Total Financial Derivative Instruments	$0	$355	$0	$355

Totals	$3,273	$2,811,543	$0	$2,814,816

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
MUNICIPAL BONDS & NOTES 95.4%
ALABAMA 4.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.230% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,973
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,274
5.500% due 10/01/2054	1,900	2,082
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,099
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,875	4,731
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	2,500	2,755
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	496
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	1,400	1,455
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	1,900	2,007

		17,872

ARIZONA 3.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.130% (MUNIPSA) due 01/01/2046 ~	1,125	1,116
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,006
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	3,000	3,020
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,537
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	2,000	2,015
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	800
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	1,200	1,200
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,360	1,408
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,650	1,650

		13,752

CALIFORNIA 10.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.290% (MUNIPSA) due 04/01/2056 ~	1,000	981
4.330% (MUNIPSA) due 04/01/2056 ~	2,500	2,488
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,121
5.250% due 01/01/2054	1,500	1,582
5.250% due 11/01/2054	3,100	3,314
5.500% due 10/01/2054	1,000	1,094
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,500	1,500
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	2,900	2,909
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.950% due 01/01/2050	5,000	5,001
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.580% (MUNIPSA) due 12/01/2050 ~	2,000	1,993
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 07/01/2041	4,000	4,000
California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	4,000	4,089
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,300	1,376
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	2,080	1,952
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,700	1,763
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	1,535	1,539

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	3,250	3,582
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (b)	1,000	819
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,321
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,444

		45,868

COLORADO 3.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.430% (MUNIPSA) due 05/15/2061 ~	4,000	3,980
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,062
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	2,000	2,281
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	550	519
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2027	1,000	1,039
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 4.328% (SOFRRATE) due 09/01/2039 ~	2,100	2,101
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	3,465	3,447

		14,429

CONNECTICUT 1.1%
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,067
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,620

		4,687

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,214

DISTRICT OF COLUMBIA 1.1%
District of Columbia General Obligation Notes, Series 2023 5.000% due 06/01/2025	1,000	1,016
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2023 5.000% due 10/01/2025	1,750	1,779
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2024 5.000% due 10/01/2025 (a)	1,750	1,778

		4,573

FLORIDA 1.7%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,274
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2025	3,200	3,229
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,041

		7,544

GEORGIA 3.6%
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	3,000	2,986
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023 5.000% due 04/01/2028	1,400	1,479
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	3,400	3,376
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	2,100	2,227
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	1,900	2,032
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,100	2,231
Municipal Electric Authority of Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2039	1,500	1,500

		15,831

HAWAII 0.6%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	2,500	2,501

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

ILLINOIS 8.0%
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023 5.000% due 01/01/2027	1,000	1,043
Chicago Midway International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2028	2,000	2,077
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	2,000	2,129
Illinois Finance Authority Revenue Bonds, Series 2020 4.700% due 08/15/2049	8,350	8,350
Illinois Finance Authority Revenue Bonds, Series 2021 4.580% (MUNIPSA) due 05/01/2042 ~	1,500	1,476
Illinois Finance Authority Revenue Bonds, Series 2023 4.600% due 10/01/2053	5,000	5,075
Illinois Finance Authority Revenue Notes, Series 2021 5.000% due 08/15/2025	1,485	1,508
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	7,750	8,252
Illinois State General Obligation Notes, Series 2024 5.000% due 05/01/2028	1,615	1,702
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,375	1,359
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,495

		34,466

INDIANA 2.3%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,350	2,996
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	800	751
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,112
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	1,995
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	1,995

		9,849

IOWA 0.5%
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	2,019	2,031

KANSAS 2.2%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	4,500	4,500
Kansas Department of Transportation State Revenue Bonds, Series 2004 4.311% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,152

		9,652

KENTUCKY 0.9%
Kentucky Asset Liability Commission Revenue Notes, Series 2021 5.000% due 11/01/2024	2,320	2,331
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,400	1,409

		3,740

LOUISIANA 1.9%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	1,964
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	3,325	3,325
2.375% due 06/01/2037	3,175	3,076

		8,365

MAINE 0.2%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2027	1,000	1,025

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,006

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	5,779

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.480% (MUNIPSA) due 07/01/2049 ~	2,500	2,493

		8,272

MICHIGAN 3.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.328% (TSFR3M) due 07/01/2032 ~	2,500	2,388
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.630% (MUNIPSA) due 04/15/2047 ~	2,500	2,500
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	145	143
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2028	535	560
5.000% due 02/28/2031	950	1,033
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,500
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,144
5.000% due 12/01/2028	6,655	7,003

		16,271

MISSOURI 0.9%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,350	2,676
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,134

		3,810

MULTI-STATE 0.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.549% due 08/25/2040	3,489	3,519

NEBRASKA 0.4%
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,500	1,589

NEVADA 0.6%
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,506

NEW JERSEY 4.4%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	5,000	5,011
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,000	2,113
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	2,000	2,030
5.000% due 06/01/2026	3,250	3,359
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	6,146
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	603

		19,262

NEW YORK 10.1%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,514
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.330% (MUNIPSA) due 09/01/2038 ~	2,000	1,992
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.378% (SOFRRATE) due 11/01/2032 ~	2,000	1,999
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.700% due 06/15/2050	3,900	3,900
New York City, New York General Obligation Bonds, Series 2012 4.900% due 04/01/2042	8,350	8,350
New York City, New York General Obligation Bonds, Series 2018 4.900% due 12/01/2047	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	2,945	2,844
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,278
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 4.700% due 11/01/2036	2,850	2,850
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,300	1,384
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,574
5.000% due 03/15/2036	1,000	1,028
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,538

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	4,000	4,114
Port Authority of New York & New Jersey Revenue Notes, Series 2023 5.000% due 12/01/2024	2,250	2,261

		43,626

OHIO 2.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	996
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	2,000	2,012
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,906
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.375% due 02/01/2026	1,000	986
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	800	707
Port of Greater Cincinnati Development Authority, Ohio Revenue Notes, (AGM Insured), Series 2024 5.000% due 12/01/2031	535	588
State of Ohio Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series 2021 5.000% due 01/01/2033	2,415	2,716
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2028 (b)	500	425

		11,336

OREGON 1.0%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2026 (b)	275	257
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	454
Oregon State General Obligation Bonds, Series 2020 4.900% due 12/01/2044	3,725	3,725

		4,436

PENNSYLVANIA 4.1%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.580% (MUNIPSA) due 11/15/2047 ~	4,000	3,991
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.928% (SOFRRATE) due 01/01/2032 ~	4,485	4,433
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	3,500	3,593
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	860
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2024	725	727
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021 5.000% due 07/01/2027	4,000	4,138

		17,742

PUERTO RICO 1.7%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	2,000	2,044
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,758
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018 0.000% due 07/01/2024 (b)	437	437

		7,239

SOUTH CAROLINA 0.8%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,100	1,191
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,285

		3,476

TENNESSEE 1.9%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,010
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	3,003
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,069

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,200	1,229

		8,311

TEXAS 9.0%
Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2024	850	855
5.000% due 11/15/2026	1,750	1,820
County of Williamson, Texas General Obligation Notes, Series 2023 5.000% due 02/15/2025	2,500	2,526
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 08/15/2024	750	751
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,000	1,941
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,000	2,103
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,591
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 4.600% due 10/01/2041	3,000	3,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	1,500	1,607
Harris County, Texas Toll Road Revenue Notes, Series 2024 5.000% due 08/15/2026	2,380	2,467
Houston, Texas Airport System Revenue Notes, (AGM Insured), Series 2023
5.000% due 07/01/2026	500	513
5.000% due 07/01/2027	1,400	1,448
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,384
Montgomery County, Texas General Obligation Bonds, Series 2018 5.000% due 03/01/2034	1,005	1,067
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,625	1,622
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,232
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,245
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,640
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2032	2,000	2,210
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.203% (TSFR3M) due 12/15/2026 ~	1,500	1,500
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,400	1,501
Williamson County, Texas General Obligation Notes, Series 2021 1.286% due 02/15/2029	4,700	4,062

		39,085

UTAH 0.8%
City of Salt Lake, Utah Revenue Notes, Series 2023 5.000% due 07/01/2025	1,600	1,618
Intermountain Power Agency, Utah Power Supply Revenue Notes, Series 2022 5.000% due 07/01/2027	1,650	1,738

		3,356

VIRGINIA 1.2%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,300	1,394
Virginia College Building Authority Revenue Notes, Series 2021 0.770% due 09/01/2026	3,000	2,739
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,100	1,099

		5,232

WASHINGTON 1.7%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 4.080% (MUNIPSA) due 11/01/2045 ~	4,500	4,458
Energy Northwest, Washington Revenue Notes, Series 2022 5.000% due 07/01/2026	1,750	1,812
Energy Northwest, Washington Revenue Notes, Series 2024 5.000% due 07/01/2027	1,000	1,053

		7,323

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	2,250	2,214

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,464
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2026	550	560
Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	289
4.000% due 10/01/2027	195	195
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.060% (MUNIPSA) due 08/15/2054 ~	2,500	2,471

		5,979

Total Municipal Bonds & Notes (Cost $412,735)		412,989

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 5.927% due 07/15/2040 •	1,985	2,061

Total U.S. Government Agencies (Cost $1,985)		2,061

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (c) 0.1%		545

MUNICIPAL BONDS & NOTES 2.0%
Los Angeles County, California Revenue Notes, Series 2024 5.000% due 06/30/2025 (a)	$2,000	2,033
Los Angeles, California Revenue Notes, Series 2024 5.000% due 06/26/2025 (a)	4,200	4,262
Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024 5.000% due 02/15/2025 (a)	2,300	2,321

Total Municipal Bonds & Notes (Cost $8,617)		8,616

Total Short-Term Instruments (Cost $9,162)		9,161

Total Investments in Securities (Cost $423,882)		424,211

	SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III	2,958,526	28,784

Total Short-Term Instruments (Cost $28,775)		28,784

Total Investments in Affiliates (Cost $28,775)		28,784

Total Investments 104.6% (Cost $452,657)		$452,995
Other Assets and Liabilities, net (4.6)%		(19,935)

Net Assets 100.0%		$433,060

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$545	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(556)	$545	$545

Total Repurchase Agreements							$(556)	$545	$545

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$17,872	$0	$17,872
	Arizona				0	13,752	0	13,752
	California				0	45,868	0	45,868
	Colorado				0	14,429	0	14,429
	Connecticut				0	4,687	0	4,687
	Delaware				0	1,214	0	1,214
	District of Columbia				0	4,573	0	4,573
	Florida				0	7,544	0	7,544
	Georgia				0	15,831	0	15,831
	Hawaii				0	2,501	0	2,501
	Illinois				0	34,466	0	34,466
	Indiana				0	9,849	0	9,849
	Iowa				0	2,031	0	2,031
	Kansas				0	9,652	0	9,652
	Kentucky				0	3,740	0	3,740
	Louisiana				0	8,365	0	8,365
	Maine				0	1,025	0	1,025
	Maryland				0	1,006	0	1,006
	Massachusetts				0	8,272	0	8,272
	Michigan				0	16,271	0	16,271
	Missouri				0	3,810	0	3,810
	Multi-State				0	3,519	0	3,519
	Nebraska				0	1,589	0	1,589
	Nevada				0	2,506	0	2,506
	New Jersey				0	19,262	0	19,262
	New York				0	43,626	0	43,626
	Ohio				0	11,336	0	11,336
	Oregon				0	4,436	0	4,436
	Pennsylvania				0	17,742	0	17,742
	Puerto Rico				0	7,239	0	7,239
	South Carolina				0	3,476	0	3,476
	Tennessee				0	8,311	0	8,311
	Texas				0	39,085	0	39,085
	Utah				0	3,356	0	3,356
	Virginia				0	5,232	0	5,232
	Washington				0	7,323	0	7,323
	West Virginia				0	2,214	0	2,214
	Wisconsin				0	5,979	0	5,979
U.S. Government Agencies					0	2,061	0	2,061
Short-Term Instruments
	Repurchase Agreements				0	545	0	545
	Municipal Bonds & Notes				0	8,616	0	8,616

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2024 (Unaudited)

	$0	$424,211	$0	$424,211
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,784	$0	$0	$28,784

Total Investments	$28,784	$424,211	$0	$452,995

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$3,437	$3,137

Total Loan Participations and Assignments (Cost $3,400)			3,137

CORPORATE BONDS & NOTES 50.4%
BANKING & FINANCE 35.7%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		15,600	15,762
AerCap Ireland Capital DAC
1.650% due 10/29/2024		40,956	40,405
3.500% due 01/15/2025		10,819	10,685
Air Lease Corp. 5.300% due 06/25/2026		10,400	10,368
Ally Financial, Inc. 5.125% due 09/30/2024		105,096	104,837
American Express Co. 5.645% due 04/23/2027 •		17,200	17,273
American Honda Finance Corp.
5.914% due 02/12/2025 •		28,294	28,335
6.144% (SOFRINDX + 0.790%) due 10/03/2025 ~		35,600	35,748
Aozora Bank Ltd. 1.050% due 09/09/2024		30,400	30,087
Athene Global Funding
2.500% due 01/14/2025		8,521	8,370
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~		120	120
6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~		96,400	96,955
Aviation Capital Group LLC 5.500% due 12/15/2024		3,320	3,312
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		14,678	13,804
2.875% due 02/15/2025		74,998	73,486
Banco Santander SA 4.800% due 07/19/2027	AUD	1,600	1,032
Bank of America Corp.
3.093% due 10/01/2025 •		$5,990	5,949
3.366% due 01/23/2026 •		9,100	8,976
3.384% due 04/02/2026 •		38,784	38,096
6.359% (US0003M + 0.770%) due 02/05/2026 ~		6,307	6,326
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		39,471	39,732
Bank of Queensland Ltd.
5.241% due 12/18/2024 ~	AUD	7,000	4,676
5.511% due 10/29/2025 ~		16,000	10,718
Banque Federative du Credit Mutuel SA
5.772% (SOFRINDX + 0.410%) due 02/04/2025 ~		$2,500	2,500
6.489% (SOFRRATE + 1.130%) due 01/23/2027 ~		20,700	20,890
6.756% (SOFRINDX + 1.400%) due 07/13/2026 ~		2,165	2,196
6.756% due 07/13/2026 ~		10,200	10,346
Barclays PLC 2.852% due 05/07/2026 •		37,410	36,480
BNP Paribas SA
2.819% due 11/19/2025 •		54,136	53,468
3.375% due 01/09/2025		52,440	51,762
BPCE SA
2.375% due 01/14/2025		3,359	3,293
5.795% due 09/29/2025 ~	AUD	2,800	1,882
5.952% due 06/05/2025 ~		31,400	21,100
Citibank NA 6.431% (SOFRINDX + 1.060%) due 12/04/2026 ~		$12,500	12,654
Citigroup, Inc. 3.106% due 04/08/2026 •		103,728	101,644
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		14,600	13,396
6.081% (SOFRINDX + 0.710%) due 03/05/2027 ~		2,000	2,006
Credit Agricole SA
4.400% due 07/06/2027	AUD	4,300	2,756
5.451% due 09/25/2024 ~		4,000	2,669
6.643% (SOFRRATE + 1.290%) due 07/05/2026 ~		$4,400	4,454
Danske Bank AS
0.976% due 09/10/2025 •		6,000	5,941
3.244% due 12/20/2025 •		4,913	4,849
6.466% due 01/09/2026 •		56,302	56,461

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Deutsche Bank AG
2.129% due 11/24/2026 •		3,205	3,043
3.961% due 11/26/2025 •		51,860	51,424
6.119% due 07/14/2026 •		10,000	10,011
DNB Bank ASA 5.896% due 10/09/2026 •		15,234	15,284
First Abu Dhabi Bank PJSC 5.443% due 02/18/2025 ~	AUD	17,200	11,473
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$38,120	37,277
3.375% due 11/13/2025		4,892	4,736
3.683% due 12/03/2024	AUD	476	314
4.063% due 11/01/2024		$13,672	13,591
4.134% due 08/04/2025		15,205	14,926
4.389% due 01/08/2026		12,491	12,232
4.687% due 06/09/2025		17,794	17,594
5.125% due 06/16/2025		38,348	38,070
6.950% due 03/06/2026		1,542	1,568
6.950% due 06/10/2026		5,600	5,710
8.321% (SOFRRATE + 2.950%) due 03/06/2026 ~		4,201	4,352
GA Global Funding Trust
0.800% due 09/13/2024		25,264	24,985
3.850% due 04/11/2025		23,948	23,571
5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~		24,415	24,409
6.715% (SOFRRATE + 1.360%) due 04/11/2025 ~		10,045	10,106
General Motors Financial Co., Inc.
2.900% due 02/26/2025		46,025	45,168
3.800% due 04/07/2025		13,332	13,133
4.350% due 04/09/2025		37,793	37,395
6.653% (SOFRINDX + 1.300%) due 04/07/2025 ~		4,463	4,487
6.714% (SOFRINDX + 1.350%) due 05/08/2027 ~		16,600	16,737
Goldman Sachs Bank USA 6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		20,300	20,314
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		43,534	43,257
5.342% due 06/22/2027 ~	AUD	3,200	2,121
5.700% due 11/01/2024		$18,000	18,008
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~		904	904
5.876% (SOFRRATE + 0.505%) due 09/10/2024 ~		11,000	11,000
6.161% due 12/09/2026 •		15,800	15,820
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,135	1,140
6.754% (US0003M + 1.170%) due 05/15/2026 ~		14,700	14,808
HSBC Bank PLC 5.728% due 09/28/2024 ~		29,948	31,190
HSBC Holdings PLC
1.645% due 04/18/2026 •		11,608	11,237
2.099% due 06/04/2026 •		3,398	3,286
2.633% due 11/07/2025 •		4,549	4,497
2.999% due 03/10/2026 •		889	872
4.180% due 12/09/2025 •		8,775	8,711
6.801% (SOFRRATE + 1.430%) due 03/10/2026 ~		37,320	37,559
6.934% (SOFRRATE + 1.570%) due 08/14/2027 ~		2,871	2,919
6.985% (US0003M + 1.380%) due 09/12/2026 ~		8,377	8,471
ING Groep NV
6.385% (SOFRRATE + 1.010%) due 04/01/2027 ~		32,455	32,560
7.016% (SOFRINDX + 1.640%) due 03/28/2026 ~		86,136	86,865
JPMorgan Chase & Co.
2.005% due 03/13/2026 •		31,898	31,079
2.301% due 10/15/2025 •		44,813	44,367
5.546% due 12/15/2025 •		7,539	7,532
5.971% (SOFRRATE + 0.600%) due 12/10/2025 ~		3,500	3,506
6.139% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,550
6.289% (SOFRRATE + 0.920%) due 02/24/2026 ~		3,565	3,580
6.559% (SOFRRATE + 1.200%) due 01/23/2028 ~		18,000	18,220
6.680% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,401	1,413
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	1,800	1,101
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		$37,588	36,835
3.511% due 03/18/2026 •		6,615	6,507
3.870% due 07/09/2025 •		77,316	77,281
4.450% due 05/08/2025		5,700	5,643
5.754% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	10,350	6,926
6.922% (SOFRINDX + 1.560%) due 08/07/2027 ~		$4,277	4,340
6.934% (SOFRINDX + 1.580%) due 01/05/2028 ~		14,300	14,512
Metropolitan Life Global Funding 6.072% (SOFRINDX + 0.700%) due 06/11/2027 ~		17,700	17,758
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/2025 •		2,000	1,997
5.541% due 04/17/2026 •		12,171	12,162
5.695% due 10/01/2024 ~	AUD	3,400	2,271
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~		$3,400	3,412
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~		59,700	59,835
6.796% (SOFRRATE + 1.440%) due 04/17/2026 ~		5,000	5,040
7.007% (SOFRRATE + 1.650%) due 07/18/2025 ~		44,075	44,103

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Mizuho Bank Ltd.
4.883% due 02/21/2025 ~	AUD	7,600	5,073
5.168% due 08/07/2024 ~		25,950	17,318
5.195% due 02/23/2026 ~		29,900	20,025
5.218% due 09/14/2026 ~		19,700	13,186
Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •		$6,412	6,404
6.327% (SOFRRATE + 0.960%) due 05/22/2026 ~		700	703
Morgan Stanley
2.188% due 04/28/2026 •		5,800	5,634
2.720% due 07/22/2025 •		2,461	2,456
Morgan Stanley Bank NA
6.233% (SOFRRATE + 0.865%) due 05/26/2028 ~		19,200	19,223
6.436% (SOFRRATE + 1.080%) due 01/14/2028 ~		21,100	21,257
MUFG Bank Ltd. 5.215% due 02/17/2026 ~	AUD	33,630	22,527
National Bank of Canada 6.275% due 03/25/2027 •		$6,400	6,396
NatWest Group PLC 7.472% due 11/10/2026 •		1,000	1,022
NatWest Markets PLC
6.114% due 09/29/2026		700	698
6.136% (SOFRRATE + 0.760%) due 09/29/2026 ~		3,410	3,399
6.824% (SOFRRATE + 1.450%) due 03/22/2025 ~		39,600	39,877
6.824% due 03/22/2025 ~		3,000	3,021
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		18,419	18,223
1.850% due 09/16/2026		43,594	39,927
2.000% due 03/09/2026		23,169	21,698
6.950% due 09/15/2026		1,540	1,578
Nomura Holdings, Inc. 2.648% due 01/16/2025		113,089	111,168
Nordea Bank Abp 6.331% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,306
Oversea-Chinese Banking Corp. Ltd. 5.123% due 05/18/2026 ~	AUD	5,500	3,682
Pacific Life Global Funding
5.991% (SOFRRATE + 0.620%) due 06/04/2026 ~		$2,322	2,327
6.171% (SOFRRATE + 0.800%) due 12/06/2024 ~		1,150	1,153
Royal Bank of Canada 6.308% (SOFRINDX + 0.950%) due 01/19/2027 ~		13,000	13,107
Shinhan Bank Co. Ltd.
5.325% due 09/29/2025 ~	AUD	970	649
6.304% due 11/16/2025 ~		6,430	4,362
Skandinaviska Enskilda Banken AB 6.261% (SOFRRATE + 0.890%) due 03/05/2027 ~		$8,707	8,786
Societe Generale SA 6.408% (SOFRRATE + 1.050%) due 01/21/2026 ~		135,455	135,584
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,920
2.819% due 01/30/2026 •		2,500	2,456
3.971% due 03/30/2026 •		8,343	8,226
6.266% due 11/23/2025		8,700	8,708
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~		43,175	43,217
6.536% (SOFRRATE + 1.170%) due 05/14/2028 ~		7,100	7,131
7.116% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,430
Sumitomo Mitsui Banking Corp.
5.193% due 02/20/2026 ~	AUD	24,200	16,208
5.461% due 07/28/2026 ~		28,310	19,034
Sumitomo Mitsui Financial Group, Inc.
5.606% (BBSW3M + 1.250%) due 10/16/2024 ~		126,700	84,656
6.655% (SOFRRATE + 1.300%) due 07/13/2026 ~		$2,495	2,530
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~		1,380	1,401
Sumitomo Mitsui Trust Bank Ltd.
5.811% (SOFRRATE + 0.440%) due 09/16/2024 ~		3,027	3,029
6.450% due 03/09/2026		5,000	5,052
6.475% due 09/14/2026		4,000	4,049
6.489% (SOFRRATE + 1.120%) due 03/09/2026 ~		3,025	3,056
6.522% (SOFRRATE + 1.150%) due 09/14/2026 ~		3,255	3,295
Svenska Handelsbanken AB 6.031% (SOFRRATE + 0.660%) due 05/28/2027 ~		20,035	20,060
Swedbank AB 5.337% due 09/20/2027		47,598	47,448
Synchrony Financial 4.250% due 08/15/2024		20,676	20,627
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		14,900	14,367
UBS AG
3.625% due 09/09/2024		5,000	4,976
4.750% due 08/09/2024		6,878	6,870
5.279% due 07/30/2025 ~	AUD	99,040	66,279
6.629% (SOFRINDX + 1.260%) due 02/21/2025 ~		$3,130	3,147
UBS Group AG 6.944% (SOFRRATE + 1.580%) due 05/12/2026 ~		65,900	66,455
Ventas Realty LP 3.500% due 02/01/2025		1,300	1,282

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

VICI Properties LP
3.500% due 02/15/2025		2,500	2,468
4.625% due 06/15/2025		7,465	7,374
Wells Fargo & Co.
2.164% due 02/11/2026 •		48,038	47,004
2.188% due 04/30/2026 •		1,600	1,554
2.406% due 10/30/2025 •		96,390	95,305
3.908% due 04/25/2026 •		2,200	2,167
6.680% (SOFRRATE + 1.320%) due 04/25/2026 ~		13,332	13,436

			3,519,890

INDUSTRIALS 10.9%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		25,100	24,991
American Honda Finance Corp. 5.822% due 06/13/2025 ~		33,300	33,315
Aptiv PLC 2.396% due 02/18/2025		4,245	4,154
Arrow Electronics, Inc. 4.000% due 04/01/2025		12,809	12,638
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	21,460	14,255
5.629% due 10/30/2024 ~		24,890	16,611
Bacardi Ltd. 4.450% due 05/15/2025		$5,553	5,488
BAT Capital Corp. 2.789% due 09/06/2024		4,930	4,899
Baxter International, Inc.
1.322% due 11/29/2024		5,450	5,352
5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~		7,285	7,281
Bayer U.S. Finance LLC
3.375% due 10/08/2024		20,500	20,354
4.250% due 12/15/2025		83,681	81,905
4.375% due 12/15/2028		3,323	3,157
Berry Global, Inc. 4.875% due 07/15/2026		26,436	25,981
Boeing Co.
2.250% due 06/15/2026		600	559
2.500% due 03/01/2025		3,326	3,246
2.600% due 10/30/2025		4,481	4,287
4.875% due 05/01/2025		95,476	94,480
7.250% due 06/15/2025		2,628	2,654
Charter Communications Operating LLC 4.908% due 07/23/2025		341	338
Cox Communications, Inc.
3.150% due 08/15/2024		690	687
3.850% due 02/01/2025		1,088	1,075
DAE Funding LLC 1.550% due 08/01/2024		3,180	3,167
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~		18,000	18,042
Dell International LLC 4.000% due 07/15/2024		16,915	16,903
Delta Air Lines, Inc. 2.900% due 10/28/2024		2,644	2,618
Dyno Nobel Finance LLC 3.950% due 08/03/2027		1,786	1,703
Energy Transfer LP
2.900% due 05/15/2025		6,500	6,343
5.750% due 04/01/2025		13,018	12,988
Expedia Group, Inc. 6.250% due 05/01/2025		1,755	1,758
General Motors Co. 4.000% due 04/01/2025		15,327	15,126
HCA, Inc.
5.250% due 04/15/2025		76,501	76,162
5.375% due 02/01/2025		13,255	13,213
Hyatt Hotels Corp. 1.800% due 10/01/2024		7,346	7,269
Hyundai Capital America
6.512% due 08/04/2025 •		83,000	83,357
6.854% (SOFRRATE + 1.500%) due 01/08/2027 ~		22,400	22,745
Imperial Brands Finance PLC
3.125% due 07/26/2024		83,133	82,977
3.500% due 07/26/2026		2,800	2,690
4.250% due 07/21/2025		12,034	11,855
Incitec Pivot Ltd. 4.300% due 03/18/2026	AUD	10,700	6,986
JDE Peet's NV 0.800% due 09/24/2024		$73,306	72,307
Las Vegas Sands Corp. 5.900% due 06/01/2027		7,600	7,643
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		14,351	13,929

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Panasonic Holdings Corp. 2.679% due 07/19/2024		1,123	1,121
Penske Truck Leasing Co. LP 2.700% due 11/01/2024		6,350	6,279
Quanta Services, Inc. 0.950% due 10/01/2024		14,700	14,512
Renesas Electronics Corp. 1.543% due 11/26/2024		15,018	14,749
Rolls-Royce PLC 3.625% due 10/14/2025		3,610	3,512
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025		7,962	7,947
SK Hynix, Inc.
3.000% due 09/17/2024		8,228	8,180
5.500% due 01/16/2027		7,400	7,388
6.250% due 01/17/2026		10,700	10,819
T-Mobile USA, Inc. 3.500% due 04/15/2025		32,963	32,415
Transurban Queensland Finance Pty. Ltd. 6.421% due 12/16/2024 ~	AUD	27,000	18,080
Tyson Foods, Inc. 3.950% due 08/15/2024		$3,500	3,491
Volkswagen Group of America Finance LLC 6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~		1,000	1,006
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024		4,691	4,640
Warnermedia Holdings, Inc.
3.638% due 03/15/2025		20,330	20,019
3.788% due 03/15/2025		32,600	32,131
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		1,614	1,575
Woodside Finance Ltd. 3.650% due 03/05/2025		35,000	34,512

			1,069,864

UTILITIES 3.8%
Avangrid, Inc. 3.200% due 04/15/2025		10,165	9,955
Black Hills Corp. 1.037% due 08/23/2024		25,840	25,654
EDP Finance BV 3.625% due 07/15/2024		8,514	8,506
Enel Finance International NV
2.650% due 09/10/2024		75,682	75,180
4.500% due 06/15/2025		12,292	12,132
6.800% due 10/14/2025		10,400	10,567
ETSA Utilities Finance Pty. Ltd. 3.500% due 08/29/2024	AUD	4,000	2,662
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		$33,700	33,856
Iberdrola International BV 5.810% due 03/15/2025		2,795	2,792
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		92,587	91,976
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024		1,380	1,370
Korea Southern Power Co. Ltd. 5.379% due 10/30/2024 ~	AUD	44,180	29,461
Network Finance Co. Pty. Ltd.
3.500% due 12/06/2024		7,370	4,884
5.576% due 12/06/2024 ~		2,000	1,335
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/2024		$1,222	1,218
6.121% (SOFRINDX + 0.760%) due 01/29/2026 ~		35,000	35,094
Optus Finance Pty. Ltd. 1.600% due 07/01/2025	AUD	3,780	2,433
Pacific Gas & Electric Co. 3.400% due 08/15/2024		$5,341	5,323
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		16,600	16,603
Victoria Power Networks Finance Pty. Ltd.
4.835% due 08/23/2024 ~	AUD	8,300	5,533
5.167% due 04/21/2026 ~		2,200	1,461

			377,995

Total Corporate Bonds & Notes (Cost $4,986,801)			4,967,749

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.884% (US0003M + 0.300%) due 02/15/2036 ~		$34,215	31,497

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Total Municipal Bonds & Notes (Cost $32,188)		31,497

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)	5,599	155
4.488% due 07/01/2028 •	1	1
4.569% due 05/01/2036 •	158	155
4.666% due 05/01/2036 •	4	4
5.075% due 07/01/2029 •	13	13
5.350% due 10/25/2042 ~	94	93
5.498% due 12/25/2036 •	24	23
5.522% due 11/01/2035 •	25	25
5.558% due 03/25/2034 •	3	3
5.588% due 08/25/2034 •	10	10
5.650% due 02/25/2037 •	244	240
5.675% due 09/01/2034 •	30	30
5.750% due 12/25/2028 •	3	3
5.770% due 06/25/2036 •	37	36
5.788% due 08/01/2035 •	3	3
5.790% due 11/25/2036 •	37	36
5.791% due 06/01/2035 •	7	7
5.800% due 04/25/2036 - 03/25/2044 •	218	218
5.820% due 03/25/2036 •	17	17
5.848% due 03/17/2032 - 05/18/2032 •	68	68
5.850% due 06/25/2032 - 09/25/2032 •	12	13
5.851% due 05/01/2034 •	1	1
5.880% due 07/25/2036 •	12	12
5.894% due 07/01/2034 •	1	1
5.900% due 10/25/2030 - 09/25/2037 •	49	49
5.948% due 07/18/2027 - 05/18/2032 •	16	15
5.950% due 04/25/2042 •	78	77
5.985% due 09/01/2034 •	4	4
5.987% due 09/01/2035 •	4	4
5.990% due 07/25/2037 •	67	67
5.991% due 12/01/2036 •	1	1
6.029% due 07/01/2035 •	4	4
6.030% due 11/01/2035 •	6	7
6.038% due 10/01/2035 •	5	5
6.076% due 12/01/2036 •	2	2
6.080% due 04/25/2031 •	25	25
6.087% due 07/25/2037 •	82	80
6.091% due 02/01/2034 •	9	9
6.104% due 12/25/2047 •	7,626	7,547
6.139% due 01/01/2036 •	5	5
6.160% due 09/01/2034 •	4	4
6.165% due 03/25/2036 •	11	11
6.220% due 09/01/2034 - 06/25/2037 •	62	63
6.228% due 12/25/2050 •	6,360	6,545
6.291% due 12/01/2040 •	6	6
6.300% due 01/01/2036 - 07/25/2038 •	16	17
6.313% due 06/01/2043 •	114	114
6.314% due 03/01/2044 - 10/01/2044 •	622	620
6.323% due 03/01/2036 •	13	13
6.331% due 08/01/2029 •	45	45
6.336% due 05/01/2038 •	489	503
6.340% due 02/01/2033 •	1	1
6.350% due 04/25/2032 - 11/25/2049 •	7	6
6.413% due 11/01/2034 •	21	22
6.450% due 11/01/2027 - 11/25/2049 •	5	4
6.663% due 01/01/2036 •	2	2
6.670% due 10/25/2038 •	13	13
6.897% due 06/01/2035 •	13	13
6.937% due 05/01/2035 •	38	38
6.965% due 06/01/2033 •	7	7
7.460% due 05/01/2035 •	6	6
Federal Home Loan Bank 5.500% due 02/20/2026 (h)	75,300	75,270
Freddie Mac
0.553% due 01/15/2038 ~(a)	4,847	281
2.500% due 10/25/2048	4,705	4,160
3.000% due 12/25/2046	2,359	1,975
3.500% due 12/25/2046	5,035	4,350
5.000% due 08/15/2035	459	459
5.520% due 05/28/2025 (h)	122,600	122,583
5.550% due 02/20/2026	28,100	28,091
5.650% due 03/06/2026 (h)	82,300	82,292
5.698% due 07/15/2034 •	4	4
5.798% due 07/15/2036 •	108	107
5.848% due 06/15/2031 •	17	17
5.898% due 12/15/2031 - 09/15/2041 •	240	237
5.928% due 11/15/2036 •	11	10
5.948% due 07/15/2039 - 02/15/2041 •	621	617
5.977% due 09/01/2035 •	16	16
5.981% due 08/01/2035 •	9	10
5.998% due 06/15/2031 •	37	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

6.048% due 06/15/2031 - 12/15/2037 •		56	56
6.060% due 11/01/2035 •		6	6
6.148% due 03/15/2032 •		43	43
6.199% due 10/01/2033 •		3	3
6.306% due 08/01/2035 •		1	1
6.353% due 10/25/2044 - 02/25/2045 •		1,195	1,097
6.375% due 05/01/2034 •		6	6
6.448% due 11/15/2033 - 10/15/2049 •		73	75
6.500% due 07/25/2043		95	96
6.515% due 07/01/2033 •		4	4
7.187% due 08/01/2034 •		7	7
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,401	2,929
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 08/20/2025 ~		2	2
3.625% due 08/20/2027 - 08/20/2031 •		126	124
3.750% due 11/20/2026 - 12/20/2033 •		67	67
3.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~		3	3
3.875% due 06/20/2027 - 05/20/2032 •		167	165
4.000% (H15T1Y + 1.500%) due 04/20/2025 - 08/20/2025 ~		1	0
4.000% due 08/20/2027 - 09/20/2027 •		8	8
4.625% due 03/20/2029 - 03/20/2032 •		120	119
6.033% due 02/20/2074 •		2,388	2,385
6.084% due 12/20/2068 •		10,372	10,260
6.123% due 04/20/2074 •		6,385	6,409
6.183% due 05/20/2074 •		4,016	4,046
6.207% due 10/20/2066 •		1,250	1,253
6.233% due 01/20/2074 •		27,793	27,898
6.237% due 01/20/2066 •		2,401	2,400
6.283% due 10/20/2073 •		14,793	14,891
6.287% due 04/20/2066 - 11/20/2066 •		5,907	5,908
6.313% due 09/20/2073 •		9,550	9,616
6.387% due 12/20/2066 •		1,422	1,424
6.437% due 03/20/2066 •		5,599	5,612
6.443% due 08/16/2039 •		97	99
6.522% due 04/20/2067 •		2,244	2,278
6.525% due 07/20/2067 •		2,434	2,451
6.859% due 11/20/2067 •		1,051	1,058
7.581% due 05/20/2071 •		10,272	10,560
U.S. Small Business Administration
5.370% due 04/01/2028		14	14
5.490% due 03/01/2028		9	9
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049		34,260	31,736
Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2054		55,200	50,514

Total U.S. Government Agencies (Cost $540,398)			533,269

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (h)(j)(l)		67,085	66,416
2.125% due 04/15/2029 (h)		234,745	235,090

Total U.S. Treasury Obligations (Cost $301,555)			301,506

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
280 Park Avenue Mortgage Trust 6.507% due 09/15/2034 •		13,500	13,094
Adjustable Rate Mortgage Trust 5.727% due 02/25/2035 «~		97	93
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •		625	507
5.840% due 09/25/2046 •		263	233
Ashford Hospitality Trust 6.401% due 04/15/2035 •		7,586	7,532
Atrium Hotel Portfolio Trust 6.576% due 06/15/2035 •		17,200	17,121
Austin Fairmont Hotel Trust 6.426% due 09/15/2032 •		7,000	6,990
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	47,090	59,533
BAMLL Commercial Mortgage Securities Trust
6.493% due 09/15/2038 •		$4,200	3,987
7.343% due 03/15/2037 •		2,605	2,604
Banc of America Funding Trust 6.023% due 02/20/2036 ~		177	163
Banc of America Mortgage Trust
4.875% due 02/25/2036 ~		18	15
5.750% due 07/20/2032 «~		2	1
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		25,819	25,701
Bear Stearns Adjustable Rate Mortgage Trust
3.980% due 11/25/2034 ~		2,856	2,543
4.406% due 05/25/2047 ~		278	242
5.021% due 08/25/2033 ~		327	295
5.036% due 11/25/2030 ~		13	12

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

5.075% due 01/25/2035 ~		16	14
5.700% due 01/25/2034 ~		14	13
5.979% due 07/25/2033 ~		517	473
6.008% due 01/25/2034 ~		51	50
6.414% due 11/25/2034 ~		106	95
Bear Stearns ALT-A Trust
4.386% due 11/25/2036 ~		949	513
4.984% due 09/25/2035 ~		934	540
5.306% due 01/25/2036 ~		314	286
5.310% due 05/25/2035 ~		52	48
5.780% due 02/25/2034 •		191	175
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033 þ		4,066	3,614
Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~		1,154	879
5.159% due 01/26/2036 ~		1,590	1,170
Beast Mortgage Trust 6.493% due 03/15/2036 •		5,200	4,812
BIG Commercial Mortgage Trust 6.671% due 02/15/2039 •		13,133	12,967
BWAY Mortgage Trust 6.693% due 09/15/2036 •		9,200	8,790
BX Trust 6.143% due 01/15/2034 •		58,926	58,424
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.710% due 08/25/2035 •		38	35
Citigroup Mortgage Loan Trust
3.250% due 03/25/2061 ~		1,146	1,101
4.560% due 09/25/2037 ~		583	517
5.000% due 05/25/2051 •		11,754	10,886
5.261% due 07/25/2046 ~		83	73
5.530% due 01/25/2037 «•		96	81
5.731% due 08/25/2035 ~		113	106
6.238% due 03/25/2034 ~		14	12
6.830% due 09/25/2035 «•		2	1
7.200% due 10/25/2035 •		17	16
7.410% due 05/25/2035 «•		23	21
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		13,900	13,691
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		28,589	28,509
Commercial Mortgage Trust
2.315% due 02/10/2037 ~		2,150	2,088
2.896% due 02/10/2037		983	956
Countrywide Alternative Loan Trust
4.769% due 02/25/2037 ~		267	227
5.633% due 02/20/2047 •		1,528	1,173
5.648% due 12/20/2046 •		1,002	858
5.663% due 07/20/2046 •		493	392
5.780% due 02/25/2047 •		55	50
5.820% due 05/25/2047 •		956	867
5.840% due 09/25/2046 •		276	254
5.880% due 07/25/2046 •		99	85
6.000% due 04/25/2037		102	45
6.153% due 12/25/2035 •		172	140
6.153% due 02/25/2036 •		123	109
6.250% due 12/25/2033 «		42	42
Countrywide Home Loan Mortgage Pass-Through Trust
4.425% due 09/25/2047 ~		52	45
5.920% due 05/25/2035 •		82	68
6.040% due 04/25/2035 «•		6	6
6.125% due 07/19/2031 «~		2	2
Countrywide Home Loan Reperforming REMIC Trust
4.729% due 01/25/2034 ~		5	5
5.800% due 06/25/2035 •		677	637
Credit Suisse First Boston Mortgage Securities Corp.
5.396% due 11/25/2034 «~		109	101
6.056% due 03/25/2032 ~		14	13
6.344% due 11/25/2033 «~		68	62
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.215% due 11/25/2061 ~		962	948
3.180% due 12/26/2059 ~		1,710	1,737
3.425% due 03/25/2059 ~		6,916	6,891
3.904% due 04/25/2062 ~		2,842	2,658
4.052% due 12/27/2060 ~		9,915	9,732
5.000% due 07/25/2056 •		10,943	10,147
6.194% due 07/15/2032 •		3,714	3,631
Dutch Property Finance BV 4.514% due 07/28/2054 •	EUR	309	331
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$290	282
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	263	329
Extended Stay America Trust 6.523% due 07/15/2038 •		$91,052	90,770

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Fannie Mae 5.843% due 03/25/2049 •		442	436
First Horizon Mortgage Pass-Through Trust 6.231% due 08/25/2035 ~		94	65
FirstKey Master Funding 3.000% due 05/27/2036 ~		1,855	1,661
FWD Securitization Trust 2.240% due 01/25/2050 ~		2,553	2,348
GCAT Trust
1.091% due 05/25/2066 ~		12,599	10,410
1.348% due 05/25/2066 ~		1,265	1,055
2.650% due 10/25/2068 ~		901	853
2.885% due 12/27/2066 ~		24,903	22,620
GCT Commercial Mortgage Trust 6.243% due 02/15/2038 •		16,100	13,287
Gemgarto PLC 5.823% due 12/16/2067 •	GBP	2,413	3,048
Ginnie Mae
6.233% due 11/20/2073 •		$2,023	2,030
6.333% due 05/20/2073 •		23,431	23,633
6.433% due 05/20/2073 •		5,373	5,453
6.433% due 11/20/2073 •		4,480	4,551
GMAC Mortgage Corp. Loan Trust 0.000% due 08/19/2034 «~		188	159
Great Hall Mortgages PLC 5.483% due 03/18/2039 •	GBP	88	110
GreenPoint Mortgage Funding Trust
5.900% due 06/25/2045 •		$53	48
5.920% due 06/25/2045 •		45	32
6.000% due 11/25/2045 •		104	90
GS Mortgage Securities Corp. Trust
6.694% due 12/15/2036 •		7,750	7,709
8.729% due 08/15/2039 •		10,600	10,624
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		9,294	8,605
5.000% due 02/25/2052 •		24,855	23,016
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036 «		65	59
GSR Mortgage Loan Trust
4.373% due 04/25/2036 ~		113	73
4.619% due 01/25/2036 ~		84	75
5.057% due 09/25/2035 ~		288	266
HarborView Mortgage Loan Trust
5.713% due 03/19/2037 •		327	288
5.893% due 05/19/2035 •		353	328
5.933% due 03/19/2036 •		1,054	958
6.002% due 04/19/2034 «~		6	5
6.035% due 08/19/2036 «~		4	4
HPLY Trust 6.442% due 11/15/2036 •		12,131	12,095
Impac CMB Trust 6.100% due 03/25/2035 •		874	818
5.545% due 01/25/2032 «~		1	0
IndyMac IMSC Mortgage Loan Trust 5.820% due 07/25/2047 •		270	175
IndyMac INDX Mortgage Loan Trust
4.767% due 12/25/2034 ~		8	7
5.840% due 09/25/2046 •		508	427
5.860% due 06/25/2046 •		206	157
5.880% due 05/25/2046 •		74	64
5.940% due 07/25/2035 •		50	45
InTown Mortgage Trust 7.818% due 08/15/2039 •		28,500	28,601
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		2,850	2,809
4.128% due 07/05/2031		5,000	4,535
6.586% due 06/15/2035 •		23,840	22,334
6.793% due 12/15/2036 •		8,500	6,605
6.826% due 12/15/2031 •		4,345	3,922
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,508	1,340
3.500% due 08/25/2050 ~		270	236
3.881% due 04/25/2035 ~		544	430
5.000% due 02/25/2052 •		9,930	9,191
Kinbane DAC 4.450% due 09/25/2062 ~	EUR	15,939	16,988
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		$9,770	9,704
2.250% due 07/25/2067 þ		6,174	6,017
4.750% due 07/25/2061 þ		2,961	2,885
Luminent Mortgage Trust
5.800% due 12/25/2036 •		309	264
5.820% due 12/25/2036 •		45	40
5.860% due 10/25/2046 •		83	72
MASTR Adjustable Rate Mortgages Trust
5.670% due 04/25/2046 •		160	136

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

5.994% due 11/21/2034 ~		161	150
MASTR Alternative Loan Trust 6.000% due 08/25/2033 «		175	168
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.143% due 11/15/2031 •		127	119
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •		121	115
6.009% due 10/20/2029 •		115	115
6.303% due 08/15/2032 •		8	7
Merrill Lynch Mortgage Investors Trust
5.880% due 02/25/2036 •		931	882
5.960% due 11/25/2035 •		102	94
7.254% due 12/25/2032 «•		1	1
Merrill Lynch Mortgage-Backed Securities Trust 4.209% due 04/25/2037 ~		142	119
MFA Trust
1.131% due 07/25/2060 ~		1,378	1,218
1.479% due 03/25/2065 ~		1,070	1,006
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		8,930	8,362
2.750% due 08/25/2059 ~		9,110	8,629
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/2048		319	316
Morgan Stanley Capital Trust 6.443% due 05/15/2036 •		11,400	8,807
Morgan Stanley Mortgage Loan Trust
5.900% due 02/25/2047 •		647	168
6.965% due 06/25/2036 ~		21	21
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		11,245	10,407
MortgageIT Mortgage Loan Trust 6.200% due 12/25/2034 •		132	126
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,887	1,732
2.464% due 01/26/2060 ~		833	766
3.500% due 12/25/2057 ~		1,575	1,493
3.500% due 10/25/2059 ~		1,401	1,288
4.500% due 05/25/2058 ~		6,150	5,906
New York Mortgage Trust 1.670% due 08/25/2061 þ		15,303	14,956
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •		55,900	53,786
OBX Trust
5.000% due 10/25/2051 •		5,644	5,231
5.988% due 12/01/2064 þ		13,178	13,181
6.067% due 01/25/2064 þ		15,330	15,317
6.110% due 06/25/2057 •		602	584
6.129% due 12/25/2063 þ		26,100	26,166
6.447% due 02/25/2064 þ		17,414	17,554
One New York Plaza Trust 6.393% due 01/15/2036 •		27,900	27,173
PRKCM Trust 6.333% due 03/25/2059 þ		4,983	4,998
PRPM LLC
6.265% due 12/25/2068 þ		3,959	3,962
6.327% due 06/25/2069 þ		4,900	4,915
Residential Accredit Loans, Inc. Trust
5.649% due 04/25/2046 •		136	36
5.760% due 08/25/2035 •		271	198
5.960% due 08/25/2037 •		102	91
6.513% due 09/25/2045 •		146	122
Residential Asset Securitization Trust
5.637% due 12/25/2034 ~		627	560
5.750% due 02/25/2036		80	28
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «		8	7
RESIMAC Premier 6.142% due 07/10/2052 •		1,997	1,995
Sage AR Funding PLC 6.484% due 11/17/2030 •	GBP	4,800	6,032
Sequoia Mortgage Trust
4.898% due 01/20/2047 ~		$58	40
5.853% due 05/20/2035 •		729	649
6.213% due 10/20/2027 «•		40	38
6.228% due 05/20/2034 «•		42	41
6.597% due 04/20/2035 «~		19	19
Structured Adjustable Rate Mortgage Loan Trust
4.825% due 08/25/2035 ~		147	123
6.553% due 01/25/2035 •		20	17
7.282% due 02/25/2034 «~		1	1
7.282% due 02/25/2034 ~		11	10
Structured Asset Mortgage Investments Trust
5.720% due 03/25/2037 •		240	91
5.840% due 07/25/2046 •		837	572
5.900% due 05/25/2036 •		1,944	1,505
5.900% due 05/25/2046 •		598	204

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

5.920% due 05/25/2045 •		105	91
5.953% due 07/19/2035 •		34	32
6.020% due 02/25/2036 •		7	6
6.033% due 07/19/2034 «•		3	2
6.113% due 09/19/2032 •		2	2
6.153% due 03/19/2034 «•		56	51
6.153% due 04/19/2035 «•		299	273
Thornburg Mortgage Securities Trust 5.589% due 04/25/2045 «~		24	22
Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	9,600	12,153
6.583% due 07/20/2045 •		25,658	32,459
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$12,816	12,203
2.710% due 01/25/2060 ~		11,158	10,446
2.750% due 07/25/2057 ~		1,183	1,167
3.750% due 05/25/2058 ~		12,514	12,109
6.460% due 05/25/2058 •		5,822	5,961
6.460% due 10/25/2059 •		4,005	4,074
TTAN 6.293% due 03/15/2038 •		2,083	2,068
Verus Securitization Trust
5.712% due 01/25/2069 þ		20,664	20,546
5.811% due 05/25/2068 þ		5,956	5,926
5.850% due 12/25/2067 þ		5,049	5,018
5.999% due 02/25/2068 þ		1,579	1,572
6.218% due 06/25/2069 þ		8,174	8,210
6.338% due 04/25/2069 þ		3,827	3,847
6.443% due 08/25/2068 þ		3,621	3,625
6.476% due 06/25/2068 þ		11,968	11,995
WaMu Mortgage Pass-Through Certificates Trust
3.419% due 05/25/2037 ~		188	143
3.767% due 01/25/2037 ~		149	124
3.847% due 04/25/2037 ~		105	90
4.226% due 02/25/2037 ~		215	189
4.256% due 12/25/2036 ~		99	87
4.262% due 12/25/2046 •		338	287
4.335% due 02/25/2037 ~		527	450
4.372% due 12/25/2046 •		682	558
4.404% due 02/25/2037 ~		198	167
4.422% due 09/25/2036 ~		133	108
4.422% due 09/25/2036 «~		3	2
4.448% due 02/27/2034 •		11	10
5.618% due 03/25/2033 ~		11	11
5.679% due 09/25/2033 ~		300	277
5.774% due 06/25/2034 «~		258	225
5.850% due 09/25/2033 «~		54	50
5.853% due 02/25/2047 •		192	160
5.883% due 01/25/2047 •		110	100
5.893% due 01/25/2047 •		227	196
5.913% due 04/25/2047 •		373	316
5.980% due 11/25/2045 •		35	32
6.000% due 12/25/2045 •		37	36
6.040% due 10/25/2045 •		232	222
6.080% due 01/25/2045 •		26	25
6.153% due 02/25/2046 •		623	540
6.153% due 08/25/2046 •		2,460	2,243
6.180% due 10/25/2045 •		385	365
6.201% due 07/25/2046 •		94	79
6.201% due 08/25/2046 •		1,106	899
6.240% due 01/25/2045 •		732	687
6.353% due 11/25/2042 •		60	55
6.403% due 01/25/2047 •		78	68
6.553% due 06/25/2042 •		57	52
6.553% due 08/25/2042 •		93	87
6.653% due 09/25/2046 •		156	142
6.653% due 11/25/2046 •		63	54
Warwick Finance Residential Mortgages PLC 6.254% due 03/21/2042 •	GBP	2,145	2,742
Washington Mutual Mortgage Pass-Through Certificates Trust
6.123% due 05/25/2046 •		$168	140
Wells Fargo Commercial Mortgage Trust 6.993% due 01/15/2059 •		3,500	3,473
Wells Fargo-RBS Commercial Mortgage Trust 3.369% due 11/15/2047		601	599

Total Non-Agency Mortgage-Backed Securities (Cost $1,151,684)			1,120,220

ASSET-BACKED SECURITIES 31.2%
510 Asset-Backed Trust 5.240% due 06/25/2061 þ		3,668	3,616
522 Funding CLO Ltd. 6.666% due 04/20/2030 •		467	467
AASET Trust 3.844% due 01/16/2038		5,509	3,978

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

ABFC Trust
6.160% due 06/25/2034 •		232	225
6.435% due 06/25/2033 •		457	451
ACAS CLO Ltd. 6.479% due 10/18/2028 •		7,872	7,878
Accredited Mortgage Loan Trust 5.720% due 09/25/2036 •		1,361	1,342
ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •		8	3
6.240% due 04/25/2034 •		11,050	10,242
6.495% due 10/25/2034 •		1,692	1,595
ACREC LLC 7.559% due 02/19/2038 •		6,296	6,334
Ally Auto Receivables Trust
5.760% due 11/15/2026		15,181	15,190
6.150% due 01/17/2034		2,162	2,164
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		5,230	5,236
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.240% due 05/25/2034 •		16	16
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •		78	76
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.400% due 06/25/2029 •		73	71
Anchorage Capital CLO Ltd.
6.730% due 07/15/2032 •		28,400	28,424
6.765% due 04/22/2034 •		32,200	32,248
Apidos CLO 6.509% due 07/17/2030 •		3,224	3,228
Aqueduct European CLO DAC 4.537% due 07/20/2030 •	EUR	12,171	13,050
AREIT LLC 7.571% due 06/17/2039 •		$26,299	26,406
AREIT Trust 6.523% due 11/17/2038 •		7,922	7,890
Ares CLO Ltd.
6.460% due 01/15/2029 •		2,544	2,546
6.637% due 04/17/2033 •		24,900	24,967
6.640% due 01/15/2032 •		14,149	14,164
Argent Mortgage Loan Trust 4.073% due 12/25/2033 «•		372	417
Asset-Backed Securities Corp. Home Equity Loan Trust
3.131% due 07/25/2036 •		1,004	969
5.540% due 05/25/2037 •		17	12
Avis Budget Rental Car Funding AESOP LLC 2.360% due 03/20/2026		36,305	35,657
Bain Capital Euro CLO DAC 4.637% due 01/20/2032 •	EUR	14,032	14,962
Bank of America Auto Trust 5.830% due 05/15/2026		$13,251	13,261
Bear Stearns Asset-Backed Securities Trust
6.195% due 09/25/2035 •		3,188	3,167
6.260% due 10/27/2032 «•		18	17
6.460% due 11/25/2042 •		8	8
6.710% due 08/25/2037 •		68	67
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		5,932	5,940
6.671% due 04/20/2034 •		5,400	5,419
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	496	531
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •		$9,283	9,298
BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	3,200	2,376
5.430% due 01/20/2026		13,140	9,613
BMW Vehicle Lease Trust
5.950% due 08/25/2025		$9,255	9,265
5.990% due 09/25/2026		23,400	23,513
Brightspire Capital Ltd. 6.603% due 08/19/2038 •		11,233	11,114
BXMT Ltd. 6.843% due 11/15/2037 •		2,395	2,351
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		11,300	11,089
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		340	340
CARDS Trust 6.187% due 07/15/2028 •		30,000	30,087
Carlyle Euro CLO DAC 4.606% due 01/15/2031 •	EUR	10,787	11,570
Carlyle Global Market Strategies CLO Ltd. 6.549% due 04/17/2031 •		$1,125	1,126
Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •		14,178	14,212
6.586% due 04/20/2031 •		8,177	8,184

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

CarMax Auto Owner Trust
5.230% due 01/15/2026		2,183	2,182
5.300% due 03/15/2027		17,700	17,667
5.340% due 12/15/2025		826	826
5.720% due 11/16/2026		4,116	4,116
5.953% due 03/15/2027 •		24,200	24,238
6.133% due 12/15/2026 •		23,053	23,124
6.183% due 06/15/2026 •		8,587	8,601
Carvana Auto Receivables Trust 0.800% due 01/10/2027		3,200	3,087
Chase Funding Trust 6.100% due 08/25/2032 •		18	18
Chesapeake Funding LLC
5.520% due 05/15/2036		11,046	11,047
6.103% due 05/15/2036 •		7,751	7,764
6.583% due 05/15/2035 •		9,457	9,523
CIFC Funding Ltd.
6.535% due 10/24/2030 •		20,851	20,881
6.646% due 04/27/2031 •		336	336
Citigroup Mortgage Loan Trust 5.520% due 07/25/2045 •		188	129
Citizens Auto Receivables Trust
5.540% due 11/16/2026		13,200	13,198
5.840% due 01/18/2028		11,600	11,655
5.933% due 10/15/2026 •		23,700	23,725
6.090% due 10/15/2026		22,754	22,794
6.130% due 07/15/2026		4,941	4,948
6.283% due 07/15/2026 •		7,438	7,451
CNH Equipment Trust 5.900% due 02/16/2027		31,095	31,136
Commonbond Student Loan Trust
2.550% due 05/25/2041		914	857
3.560% due 09/25/2045		781	726
Countrywide Asset-Backed Certificates Trust
5.750% due 05/25/2047 •		129	123
5.760% due 09/25/2046 •		6	6
6.000% due 12/25/2034 •		3,294	3,213
6.260% due 10/25/2047 •		1,133	1,036
6.285% due 03/25/2034 •		574	589
6.360% due 05/25/2036 •		256	249
6.960% due 10/25/2034 •		812	802
Countrywide Revolving Home Equity Loan Trust 5.583% due 01/15/2037 «•		4	4
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC 5.559% due 07/25/2037 •		192	123
Credit-Based Asset Servicing & Securitization Trust 5.580% due 11/25/2036 •		33	15
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •		23,003	23,025
CVC Cordatus Loan Fund DAC 4.349% due 09/15/2031 •	EUR	18,359	19,627
Daimler Trucks Retail Trust 6.030% due 09/15/2025		$18,153	18,173
Dell Equipment Finance Trust
5.840% due 01/22/2029		12,806	12,812
6.100% due 04/23/2029		15,866	15,893
Delta Funding Home Equity Loan Trust 6.263% due 09/15/2029 «•		14	13
DLLAA LLC 5.930% due 07/20/2026		8,524	8,538
Dryden Euro CLO DAC 4.566% due 04/15/2033 •	EUR	9,267	9,908
Dryden Senior Loan Fund
6.477% due 10/19/2029 •		$7,544	7,553
6.479% due 07/15/2030 •		1,653	1,653
ECMC Group Student Loan Trust
6.200% due 02/27/2068 •		12,775	12,735
6.450% due 07/25/2069 •		6,828	6,805
6.500% due 05/25/2067 •		899	898
Elevation CLO Ltd. 6.535% due 10/25/2030 •		9,273	9,281
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		22,694	19,542
EMC Mortgage Loan Trust 6.200% due 05/25/2040 •		16	16
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		7,225	7,155
5.740% due 12/20/2026		20,000	20,062
5.760% due 10/22/2029		24,200	24,224
6.400% due 03/20/2030		36,100	36,523
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	3,742	3,983
Fifth Third Auto Trust 5.800% due 11/16/2026		$14,776	14,790

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Finance America Mortgage Loan Trust 6.285% due 08/25/2034 •		5,172	4,856
First Franklin Mortgage Loan Trust 5.620% due 11/25/2036 •		457	449
First NLC Trust 5.530% due 08/25/2037 •		318	157
Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	1,173	856
5.410% due 04/15/2026		16,913	12,383
5.889% due 05/15/2026		638	475
Ford Credit Auto Lease Trust
5.833% due 07/15/2026 •		$29,000	29,018
5.923% due 02/15/2026 •		49,585	49,635
Ford Credit Auto Owner Trust
5.140% due 03/15/2026		2,803	2,800
6.093% due 08/15/2025 •		561	561
Fremont Home Loan Trust 6.195% due 01/25/2035 •		441	428
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		15,280	15,287
GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		7,051	7,042
5.740% due 09/16/2026		15,227	15,239
5.863% due 11/16/2026 •		16,289	16,306
5.983% due 11/17/2025 •		3,422	3,423
6.083% due 05/18/2026 •		6,924	6,931
GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026	CAD	10,200	7,633
4.981% due 02/20/2026		6,900	5,042
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		$17,000	17,036
GPMT Ltd. 6.810% due 12/15/2036 •		13,122	12,893
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		1,218	1,215
Greywolf CLO Ltd. 6.745% due 01/27/2031 •		3,280	3,283
GSAA Home Equity Trust 6.000% due 07/25/2037 «•		317	286
GSAMP Trust
5.530% due 12/25/2036 •		255	121
5.980% due 06/25/2036 •		2,740	2,604
6.210% due 01/25/2034 •		832	804
GSRPM Mortgage Loan Trust 5.960% due 03/25/2035 •		591	606
Harvest CLO DAC 4.666% due 07/15/2031 •	EUR	9,432	10,089
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •		$6,001	5,935
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		38,400	38,365
Home Equity Asset Trust
6.045% due 07/25/2036 •		1,358	1,339
6.380% due 02/25/2033 «•		1	1
6.405% due 06/25/2034 •		1,476	1,454
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		6,891	6,884
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •		82	24
HSI Asset Securitization Corp. Trust
5.780% due 05/25/2037 •		7	7
5.955% due 02/25/2036 •		1,712	1,597
Hyundai Auto Lease Securitization Trust
5.933% due 03/16/2026 •		27,345	27,379
5.973% due 04/15/2025 •		419	419
6.083% due 09/15/2025 •		4,146	4,149
Hyundai Auto Receivables Trust
5.190% due 12/15/2025		6,316	6,310
5.290% due 04/15/2027		12,000	11,981
5.753% due 04/15/2027 •		5,100	5,103
5.770% due 05/15/2026		12,836	12,847
5.800% due 01/15/2027		9,578	9,591
6.083% due 12/15/2025 •		8,421	8,429
6.113% due 11/17/2025 •		8,410	8,414
Invesco Euro CLO DAC 4.556% due 07/15/2031 •	EUR	2,500	2,663
JP Morgan Mortgage Acquisition Trust
5.670% due 10/25/2036 •		$1,361	1,339
5.700% due 05/25/2037 •		288	285
5.865% due 07/25/2036 •		1,590	1,545
Jubilee CLO DAC 4.516% due 04/15/2030 •	EUR	2,522	2,704
KKR CLO Ltd.
6.529% due 07/18/2030 •		$8,089	8,101
6.540% due 07/15/2030 •		6,107	6,116

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

LAD Auto Receivables Trust
5.930% due 06/15/2027		14,292	14,308
6.090% due 06/15/2026		5,846	5,850
6.210% due 10/15/2026		19,771	19,798
Laurelin DAC 4.617% due 10/20/2031	EUR	18,270	19,590
LCM LP 6.586% due 07/20/2030 •		$12,166	12,178
LCM Ltd. 6.656% due 10/20/2029 •		518	518
Lehman ABS Mortgage Loan Trust 5.550% due 06/25/2037 •		216	141
LoanCore Issuer Ltd. 6.743% due 07/15/2036 •		3,043	3,038
Long Beach Mortgage Loan Trust
6.020% due 10/25/2034 •		352	338
6.160% due 03/25/2032 «•		16	16
6.435% due 04/25/2035 •		5,864	5,787
6.480% due 08/25/2033 «•		98	96
M&T Equipment Notes 6.090% due 07/15/2030		24,483	24,499
M360 Ltd. 6.958% due 11/22/2038 •		15,617	15,318
Marble Point CLO Ltd. 6.630% due 10/15/2030 •		16,285	16,301
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		221	220
Master Credit Card Trust
6.083% due 01/21/2028 •		50,700	50,919
6.183% due 01/21/2027 •		91,000	91,390
MASTR Asset-Backed Securities Trust
5.560% due 11/25/2036 •		46	14
5.560% due 01/25/2037 •		250	71
6.160% due 09/25/2034 •		5,264	4,702
6.240% due 02/25/2034 •		750	764
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	48,341	35,366
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		$5,270	5,266
5.260% due 10/15/2025		393	393
Merrill Lynch Mortgage Investors Trust
5.620% due 09/25/2037 •		3	1
5.700% due 02/25/2037 •		247	71
MF1 Ltd.
6.526% due 10/16/2036 •		42,915	42,727
7.143% due 11/15/2035 •		15,031	15,027
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •		13,928	13,887
MidOcean Credit CLO
6.616% due 01/29/2030 •		277	277
6.637% due 02/20/2031 •		20,176	20,225
MKS CLO Ltd. 6.586% due 07/20/2030 •		2,820	2,822
MMAF Equipment Finance LLC
5.200% due 09/13/2027		12,000	11,950
5.790% due 11/13/2026		15,472	15,485
Morgan Stanley ABS Capital, Inc. Trust
5.520% due 05/25/2037 •		79	69
5.660% due 09/25/2036 •		17	6
6.080% due 12/25/2035 •		318	308
6.360% due 05/25/2034 •		10,810	10,758
Morgan Stanley Home Equity Loan Trust 6.450% due 05/25/2035 •		535	520
Morgan Stanley IXIS Real Estate Capital Trust 5.510% due 11/25/2036 •		7	2
Mountain View CLO LLC 6.679% due 10/16/2029 •		2,930	2,931
Navient Private Education Loan Trust
2.460% due 11/15/2068		1,332	1,255
6.343% due 11/15/2068 •		1,926	1,918
6.893% due 07/16/2040 •		4,130	4,148
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		564	497
1.170% due 09/16/2069		5,989	5,420
1.330% due 04/15/2069		6,431	5,823
1.690% due 05/15/2069		10,183	9,322
6.443% due 04/15/2069 •		6,709	6,716
7.043% due 11/15/2068 •		637	643
Navient Student Loan Trust
6.250% due 07/26/2066 •		8,970	8,977
6.500% due 12/27/2066 •		13,868	13,927
7.033% due 03/15/2072 •		24,105	24,282
Nelnet Student Loan Trust
5.900% due 09/27/2066 •		4,029	4,025
6.050% due 02/27/2051 •		1,714	1,706
6.150% due 09/27/2038 •		2,158	2,148

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

6.250% due 09/25/2065 •		1,346	1,343
6.260% due 08/25/2067 •		15,629	15,585
6.300% due 02/25/2066 •		1,703	1,698
6.350% due 06/27/2067 •		31,677	31,684
New Century Home Equity Loan Trust
5.820% due 05/25/2036 •		85	84
6.390% due 11/25/2034 •		1,601	1,575
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.610% due 07/25/2036 •		2,415	2,195
NovaStar Mortgage Funding Trust
6.120% due 01/25/2036 •		1,335	1,319
6.540% due 06/25/2035 •		604	602
OAK Hill European Credit Partners DAC 4.637% due 10/20/2031	EUR	31,254	33,380
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		$14,200	14,220
OCP CLO Ltd. 6.706% due 07/20/2029 •		883	884
OCP Euro CLO DAC 4.777% due 09/22/2034 •	EUR	9,000	9,604
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •		$13,031	13,050
Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		2,603	2,616
7.037% due 03/15/2030 ~		1,106	1,111
Palmer Square European Loan Funding DAC 4.686% due 04/15/2031 •	EUR	17,615	18,875
Palmer Square Loan Funding Ltd.
6.390% due 10/15/2029 •		$4,809	4,811
6.486% due 04/20/2029 •		536	537
PFP Ltd.
6.444% due 08/09/2037 •		3,194	3,159
7.605% due 08/19/2035 •		18,600	18,628
PFS Financing Corp. 6.483% due 08/15/2027 •		54,200	54,524
PRET LLC
1.868% due 07/25/2051 þ		2,496	2,452
2.487% due 07/25/2051 þ		3,434	3,381
4.992% due 02/25/2061 þ		6,120	6,074
5.240% due 09/27/2060 þ		2,574	2,566
Progress Residential Trust
1.692% due 08/17/2040		8,070	7,002
2.013% due 11/17/2040		4,379	3,841
RAAC Trust 6.010% due 01/25/2046 •		2,005	1,983
RCKT Mortgage Trust 6.025% due 02/25/2044 ~		8,113	8,126
Ready Capital Mortgage Financing LLC
6.410% due 07/25/2036 •		1,384	1,377
6.985% due 01/25/2037 •		29,101	29,052
7.719% due 10/25/2039 •		6,727	6,766
Regatta Funding Ltd. 6.523% due 10/25/2031 •		20,500	20,533
Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •		251	226
6.180% due 11/25/2034 •		105	94
Residential Asset Mortgage Products Trust
6.150% due 10/25/2035 •		21	20
6.240% due 07/25/2035 •		219	217
6.432% due 01/25/2034 •		782	784
Saranac CLO Ltd. 6.748% due 08/13/2031 •		2,440	2,448
SBA Tower Trust 3.869% due 10/15/2049 þ		9,800	9,737
SBNA Auto Lease Trust 6.270% due 04/20/2026		22,760	22,836
Securitized Asset-Backed Receivables LLC Trust
6.130% due 08/25/2034 •		3,243	2,933
6.135% due 01/25/2035 •		410	354
SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027		647	647
6.133% due 03/22/2027 •		2,695	2,700
SLC Student Loan Trust 5.669% due 05/15/2029 •		941	939
SLM Student Loan Trust
5.900% due 06/25/2043 •		6,534	6,408
6.100% due 12/27/2038 •		1,174	1,162
6.150% due 01/25/2029 •		2,660	2,601
6.209% due 10/25/2029 •		2,459	2,460
6.359% due 04/25/2049		132	132
6.509% due 07/25/2049		1,243	1,233
SMB Private Education Loan Trust
0.000% due 07/05/2053 •		17,700	17,620
1.340% due 03/17/2053		8,637	7,819
1.600% due 09/15/2054		7,391	6,741
2.340% due 09/15/2034		85	84

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

5.500% due 06/17/2052		5,028	5,075
6.173% due 01/15/2053 •		6,082	6,041
6.310% due 09/15/2054 •		26,995	26,947
6.433% due 06/17/2052 •		2,169	2,174
6.783% due 03/15/2056 •		1,464	1,487
6.883% due 11/15/2052 •		11,322	11,472
6.893% due 02/17/2032 •		357	357
7.183% due 05/16/2050 •		3,966	4,047
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		1,756	1,756
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		223	215
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		8,987	8,218
Sound Point CLO Ltd.
6.565% due 07/25/2030 •		13,242	13,252
6.604% due 01/25/2032 •		9,800	9,800
Soundview Home Loan Trust
6.000% due 03/25/2036 •		444	440
6.020% due 05/25/2036 •		7,701	7,393
Specialty Underwriting & Residential Finance Trust 6.435% due 12/25/2035 •		313	308
Stonepeak ABS 2.301% due 02/28/2033		5,099	4,735
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		133	132
Symphony CLO Ltd. 6.549% due 04/16/2031 •		2,572	2,575
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		13,640	13,656
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,000	5,061
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		39,277	39,313
TCW CLO Ltd. 6.555% due 04/25/2031 •		2,328	2,331
Terwin Mortgage Trust 5.880% due 07/25/2037 •		233	231
Tesla Auto Lease Trust
5.860% due 08/20/2025		21,661	21,676
6.020% due 09/22/2025		25,857	25,892
Thompson Park CLO Ltd. 6.590% due 04/15/2034 •		1,375	1,376
Toro European CLO DAC 4.832% due 01/12/2032 •	EUR	8,600	9,199
Towd Point Asset Trust 6.153% due 11/20/2061 •		$12,444	12,365
Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		7,347	7,328
6.125% due 02/25/2064 ~		1,609	1,608
6.290% due 05/25/2064 ~		7,607	7,640
Toyota Auto Receivables Owner Trust
3.830% due 08/15/2025		170	169
5.600% due 08/17/2026		11,481	11,481
5.903% due 08/15/2025 •		411	411
6.019% due 01/15/2026 •		6,747	6,752
Toyota Lease Owner Trust 5.884% due 04/20/2026 •		35,052	35,089
Trillium Credit Card Trust
6.096% due 12/26/2028 •		61,000	61,205
6.196% due 08/26/2028 •		112,600	113,109
Trinitas CLO Ltd. 6.694% due 04/25/2033 •		14,500	14,545
USAA Auto Owner Trust 5.830% due 07/15/2026		15,025	15,035
Venture CLO Ltd.
6.470% due 04/15/2027 •		144	144
6.486% due 10/20/2028 •		5,484	5,489
6.574% due 09/07/2030 •		13,971	13,975
6.650% due 07/15/2031 •		8,713	8,719
6.686% due 01/20/2029 •		7,121	7,135
6.716% due 04/20/2032 •		16,700	16,710
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)		9,900	9,900
Verizon Master Trust 5.983% due 12/20/2028 •		17,200	17,253
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		17,699	17,716
6.706% due 07/20/2032 •		7,650	7,655
VMC Finance LLC 6.546% due 06/16/2036 •		299	299
Volkswagen Auto Lease Trust 5.904% due 01/20/2026 •		25,960	25,986
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026		28,228	28,215

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

Voya CLO Ltd. 6.590% due 10/15/2030 •		1,187	1,189
Washington Mutual Asset-Backed Certificates Trust 4.483% due 10/25/2036 •		43	15
Wind River CLO Ltd. 6.670% due 07/15/2031 •		37,700	37,720
World Omni Auto Receivables Trust
3.730% due 03/16/2026		1,629	1,626
5.180% due 07/15/2026		4,116	4,110
5.250% due 11/16/2026		5,159	5,153
5.570% due 12/15/2026		9,347	9,346
World Omni Automobile Lease Securitization Trust 6.093% due 11/17/2025 •		3,599	3,604

Total Asset-Backed Securities (Cost $3,098,089)			3,069,651

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	339,000	56,139

Total Sovereign Issues (Cost $58,572)			56,139

SHORT-TERM INSTRUMENTS 27.3%
COMMERCIAL PAPER 1.9%
Bacardi-Martini BV 5.850% due 07/18/2024		$20,800	20,733
Constellation Brands, Inc.
5.700% due 07/08/2024		20,950	20,917
5.700% due 07/12/2024		20,600	20,554
Crown Castle, Inc.
5.840% due 07/09/2024		43,450	43,374
5.840% due 07/11/2024		26,100	26,046
Discovery Communications LLC 6.000% due 07/15/2024 (b)		53,000	52,852
Targa Resources Corp. 6.000% due 07/08/2024		5,400	5,391

			189,867

REPURCHASE AGREEMENTS (g) 4.2%			412,591

SHORT-TERM NOTES 0.0%
Huntington Auto Trust 5.625% due 02/18/2025		2,724	2,724

U.S. TREASURY BILLS 21.2%
5.369% due 07/30/2024 - 08/27/2024 (c)(d)		2,095,500	2,083,876

Total Short-Term Instruments (Cost $2,689,402)			2,689,058

Total Investments in Securities (Cost $12,862,089)			12,772,226

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio		817,242	7,971
PIMCO Short-Term Floating NAV Portfolio III		29,370	286

Total Short-Term Instruments (Cost $8,234)			8,257

Total Investments in Affiliates (Cost $8,234)			8,257

Total Investments 129.8% (Cost $12,870,323)			$12,780,483
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $3,446)			11,092
Other Assets and Liabilities, net (29.9)%			(2,942,924)

Net Assets 100.0%			$9,848,651

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.330%	06/28/2024	07/01/2024	$260,903	U.S. Treasury Notes 4.500% due 05/31/2029	$(260,777)	$260,903	$261,019
DEU	5.320	06/28/2024	07/01/2024	151,688	U.S. Treasury Notes 4.500% due 05/31/2029	(151,615)	151,688	151,755

Total Repurchase Agreements	$(412,392)	$412,591	$412,774

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.490%	06/27/2024	07/01/2024	$(94,424)	$(94,482)
DEU	5.320	06/28/2024	07/01/2024	(6,207)	(6,209)
5.440	06/28/2024	07/01/2024	(146,382)	(146,448)
STR	5.450	06/28/2024	07/01/2024	(193,774)	(193,862)

Total Reverse Repurchase Agreements	$(441,001)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Treasury Obligations (2.6)%
U.S. Treasury Notes	4.500%	05/31/2029	$250,000	$(252,090)	$(252,691)

Total Short Sales (2.6)%	$(252,090)	$(252,691)

(h)	Securities with an aggregate market value of $443,068 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(10,719) at a weighted average interest rate of 5.376%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(953) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	555	$(113,341)	$(354)	$13	$0
U.S. Treasury 5-Year Note September Futures	09/2024	8,061	(859,126)	(1,636)	882	0
U.S. Treasury 10-Year Note September Futures	09/2024	423	(46,523)	(585)	112	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	1,482	(168,253)	(1,897)	718	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	143	(17,924)	(202)	237	0

Total Futures Contracts	$(4,674)	$1,962	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	186,700	$1,537	$(615)	$922	$0	$(249)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$238,200	1,030	626	1,656	523	0

Total Swap Agreements	$2,567	$11	$2,578	$523	$(249)

(j)	Securities with an aggregate market value of $9,626 and cash of $19,886 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	AUD	520,413	$346,734	$0	$(434)
BOA	07/2024	6,320	4,201	0	(15)
04/2025	BRL	339,000	61,396	2,615	0
BPS	07/2024	EUR	50,279	54,418	573	(2)
07/2024	GBP	113,513	145,002	1,510	0
07/2024	$366,252	AUD	549,676	437	0
07/2024	3,531	CAD	4,819	0	(8)
08/2024	AUD	549,675	$366,563	0	(435)
08/2024	$1,122	EUR	1,047	1	0
BRC	07/2024	CAD	14,372	$10,526	21	0
07/2024	$78,205	AUD	118,174	629	0
07/2024	7,926	CAD	10,850	5	0
09/2024	110	MXN	2,054	1	0
CBK	07/2024	AUD	52,092	$34,680	0	(70)
07/2024	CAD	2,856	2,079	0	(8)
DUB	07/2024	AUD	27,722	18,347	0	(146)
FAR	07/2024	EUR	185,004	201,498	3,368	0
07/2024	$2,127	AUD	3,189	0	0
08/2024	AUD	3,189	$2,129	0	0
GLM	07/2024	24,312	16,175	0	(44)
07/2024	$2,172	CAD	2,984	10	0
JPM	07/2024	53,176	CHF	47,721	0	(62)
07/2024	1,120	EUR	1,047	1	0
07/2024	22,170	GBP	17,503	0	(45)
08/2024	CHF	47,544	$53,176	61	0
MBC	07/2024	AUD	8,720	5,797	0	(20)
07/2024	CAD	101,983	74,899	353	0
07/2024	$73,491	CAD	100,621	59	0
08/2024	CAD	100,554	$73,491	0	(62)
MYI	07/2024	AUD	7,003	4,659	0	(13)
07/2024	CHF	47,747	52,848	0	(296)
RBC	07/2024	AUD	8,424	5,613	0	(7)
07/2024	$121,750	GBP	96,010	0	(384)
08/2024	GBP	96,010	$121,771	383	0
SCX	07/2024	$250,960	EUR	234,236	0	(105)
08/2024	EUR	234,236	$251,329	108	0
UAG	07/2024	AUD	16,032	10,585	0	(110)
07/2024	$29	CHF	26	0	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	105	ILS	388	0	(2)
08/2024	CHF	26	$29	0	0

Total Forward Foreign Currency Contracts	$10,135	$(2,268)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	976,600	$879	$989

Total Purchased Options	$879	$989

(l)

Securities with an aggregate market value of $590 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,137	$0	$3,137
Corporate Bonds & Notes
Banking & Finance	0	3,505,523	14,367	3,519,890
Industrials	0	1,069,864	0	1,069,864
Utilities	0	377,995	0	377,995
Municipal Bonds & Notes
Louisiana	0	31,497	0	31,497
U.S. Government Agencies	0	533,269	0	533,269
U.S. Treasury Obligations	0	301,506	0	301,506
Non-Agency Mortgage-Backed Securities	0	1,118,683	1,537	1,120,220
Asset-Backed Securities	0	3,068,801	850	3,069,651
Sovereign Issues	0	56,139	0	56,139
Short-Term Instruments
Commercial Paper	0	189,867	0	189,867
Repurchase Agreements	0	412,591	0	412,591
Short-Term Notes	0	2,724	0	2,724
U.S. Treasury Bills	0	2,083,876	0	2,083,876

$0	$12,755,472	$16,754	$12,772,226
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,257	$0	$0	$8,257

Total Investments	$8,257	$12,755,472	$16,754	$12,780,483

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(252,691)	$0	$(252,691)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,485	0	2,485
Over the counter	0	11,124	0	11,124

$0	$13,609	$0	$13,609
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(249)	0	(249)
Over the counter	0	(2,268)	0	(2,268)

$0	$(2,517)	$0	$(2,517)

Total Financial Derivative Instruments	$0	$11,092	$0	$11,092

Totals	$8,257	$12,513,873	$16,754	$12,538,884

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.8% ¤
CORPORATE BONDS & NOTES 12.8%
BANKING & FINANCE 9.6%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,182
3.300% due 01/30/2032		1,300	1,117
American Honda Finance Corp. 5.914% due 02/12/2025 •		8,000	8,012
Athene Global Funding 5.620% due 05/08/2026		5,000	5,006
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	778
Bank of America Corp.
5.933% due 09/15/2027 •		5,100	5,156
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		3,000	3,020
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,000	3,015
Bank of Nova Scotia 5.450% due 08/01/2029		6,600	6,667
Barclays PLC
4.972% due 05/16/2029 •		1,400	1,371
5.690% due 03/12/2030 •		1,400	1,404
7.437% due 11/02/2033 •		2,300	2,531
BPCE SA 5.203% due 01/18/2027		250	249
Citibank NA 5.488% due 12/04/2026		13,200	13,277
Credit Suisse AG AT1 Claim		9,300	1,116
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,352
3.547% due 09/18/2031 •		$500	440
3.961% due 11/26/2025 •		6,300	6,247
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,161
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,125
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$200	188
2.900% due 02/16/2028		200	181
3.375% due 11/13/2025		700	678
4.125% due 08/17/2027		500	475
5.125% due 06/16/2025		400	397
5.800% due 03/05/2027		600	600
5.800% due 03/08/2029		700	698
6.950% due 03/06/2026		200	203
6.950% due 06/10/2026		200	204
7.350% due 11/04/2027		200	209
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		2,200	2,186
5.798% due 08/10/2026 •		6,000	6,004
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,200	1,206
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,889
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	259
4.292% due 09/12/2026 •		1,300	1,278
5.887% due 08/14/2027 •		400	403
Jackson National Life Global Funding 5.600% due 04/10/2026		4,200	4,193
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,000	932
1.578% due 04/22/2027 •		1,600	1,494
5.040% due 01/23/2028 •		100	99
6.070% due 10/22/2027 •		2,100	2,137
JPMorgan Chase Bank NA 5.110% due 12/08/2026		7,100	7,100
Lloyds Banking Group PLC 4.550% due 08/16/2028		2,500	2,429
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(a)		2,000	1,993
Morgan Stanley
1.512% due 07/20/2027 •		3,200	2,959
4.361% due 03/19/2027 ~	EUR	2,400	2,577
5.656% due 04/18/2030 •		$200	203

See Accompanying Notes	1

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		6,300	6,254
5.504% due 05/26/2028 •		600	604
NatWest Group PLC 4.892% due 05/18/2029 •		3,500	3,423
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	16,401	1,874
Nykredit Realkredit AS
1.000% due 04/01/2025		45,600	6,446
1.500% due 10/01/2052		45,467	5,189
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$3,000	1,961
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	1,033
Realkredit Danmark AS
1.000% due 04/01/2025	DKK	52,500	7,412
1.500% due 10/01/2053		24,050	2,745
RLJ Lodging Trust LP 3.750% due 07/01/2026		$1,200	1,142
Royal Bank of Canada 4.875% due 01/19/2027		3,800	3,776
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		5,700	4,714
UBS Group AG
3.091% due 05/14/2032 •		1,500	1,280
3.750% due 03/26/2025		600	592
4.751% due 05/12/2028 •		7,900	7,739
VICI Properties LP 4.750% due 02/15/2028		2,700	2,640
Wells Fargo & Co. 2.393% due 06/02/2028 •		19,600	18,056

			186,280

INDUSTRIALS 2.8%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,339
Bayer U.S. Finance LLC
6.125% due 11/21/2026		200	202
6.375% due 11/21/2030		600	615
6.875% due 11/21/2053		200	206
Carrier Global Corp. 4.375% due 05/29/2025	EUR	900	968
Centene Corp. 4.625% due 12/15/2029		$3,000	2,840
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,202
DAE Funding LLC
2.625% due 03/20/2025		900	877
3.375% due 03/20/2028		900	828
Expedia Group, Inc.
4.625% due 08/01/2027		300	295
6.250% due 05/01/2025		176	176
Hyatt Hotels Corp. 1.800% due 10/01/2024		4,100	4,057
Hyundai Capital America
5.450% due 06/24/2026		200	200
6.512% due 08/04/2025 •		4,500	4,519
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,675
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	3,760
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,789
3.500% due 07/26/2026		400	384
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,100
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	472
MPLX LP 2.650% due 08/15/2030		$1,600	1,379
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		800	777
4.345% due 09/17/2027		3,300	3,152
4.810% due 09/17/2030		4,900	4,554
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		1,600	1,472
Sands China Ltd.
5.125% due 08/08/2025		4,000	3,968
5.400% due 08/08/2028		2,900	2,841
T-Mobile USA, Inc.
2.700% due 03/15/2032		800	670

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

3.375% due 04/15/2029	1,500	1,386

		53,703

UTILITIES 0.4%
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,100	1,006
4.550% due 07/01/2030	1,500	1,422
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	1,000	1,000
Southern California Edison Co.
4.875% due 02/01/2027	1,800	1,787
5.150% due 06/01/2029	2,800	2,799

		8,014

Total Corporate Bonds & Notes (Cost $256,224)		247,997

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030	100	105
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	780	712

		817

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	185	196

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045	100	112

Total Municipal Bonds & Notes (Cost $1,165)		1,125

U.S. GOVERNMENT AGENCIES 21.0%
Fannie Mae
3.750% due 07/25/2042	6,515	5,839
5.000% due 04/25/2033	1	1
5.498% due 12/25/2036 •	5	5
5.800% due 07/25/2037 - 03/25/2044 •	28	28
5.830% due 07/25/2037 •	12	12
5.850% due 09/25/2035 •	23	23
5.860% due 09/25/2035 •	53	53
6.081% due 05/25/2035 ~	2	2
6.135% due 08/01/2033 •	2	2
6.170% due 06/25/2037 •	87	87
6.200% due 01/25/2040 •	220	221
6.232% due 01/01/2036 •	6	6
6.314% due 07/01/2044 •	3	3
7.206% due 06/01/2033 •	73	75
Freddie Mac
4.000% due 11/01/2047 - 01/01/2048	1,655	1,547
4.500% due 03/01/2029	8	8
5.500% due 07/01/2038	10	10
6.018% due 06/15/2041 •	32	32
6.148% due 08/15/2037 •	57	57
6.158% due 10/15/2037 •	9	9
6.168% due 05/15/2037 - 09/15/2037 •	65	65
6.353% due 02/25/2045 •	6	5
6.480% due 03/01/2034 •	19	19
Ginnie Mae
3.750% due 11/20/2044 •	442	439
5.000% due 04/15/2036 - 09/15/2039	488	489
Ginnie Mae, TBA 5.000% due 08/01/2054	6,000	5,845
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	12,777	11,511
4.500% due 08/01/2052	3,920	3,712
5.500% due 03/01/2034 - 07/01/2035	35	35
6.000% due 08/01/2036 - 02/01/2038	39	39
6.500% due 10/01/2036	16	16
Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2054	62,400	58,834
5.000% due 07/01/2054	75,200	72,685
5.500% due 08/01/2054	76,000	74,952
6.000% due 08/01/2054	94,200	94,432

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.500% due 07/01/2054 - 08/01/2054		75,200	76,502

Total U.S. Government Agencies (Cost $409,386)			407,600

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)		10,500	6,629
4.625% due 02/15/2040 (i)(k)		5,900	5,996
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (i)		42,768	42,341
0.125% due 04/15/2025 (i)		4,005	3,896
0.125% due 10/15/2025 (i)		3,866	3,740
0.250% due 01/15/2025 (i)		29,517	28,908
0.375% due 07/15/2025 (i)		10,312	10,054
0.625% due 01/15/2026		5,542	5,362
0.750% due 02/15/2045		2,929	2,196
1.000% due 02/15/2046		4,763	3,721
1.000% due 02/15/2048		8,009	6,139
2.125% due 04/15/2029		21,082	21,114

Total U.S. Treasury Obligations (Cost $149,769)			140,096

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	6,157	7,784
BAMLL Commercial Mortgage Securities Trust 6.893% due 09/15/2038 •		$8,450	7,651
Banc of America Funding Trust
5.020% due 01/20/2047 ~		25	21
5.558% due 05/25/2035 ~		11	10
Bear Stearns Adjustable Rate Mortgage Trust
6.008% due 01/25/2034 ~		9	9
Bear Stearns ALT-A Trust
4.984% due 09/25/2035 ~		24	14
5.310% due 05/25/2035 ~		77	72
5.800% due 08/25/2036 •		776	669
5.800% due 04/25/2037 •		2,809	2,381
Chase Home Lending Mortgage Trust 6.585% due 05/25/2055 •		4,700	4,709
ChaseFlex Trust 6.060% due 07/25/2037 •		260	217
CIM Trust 5.500% due 08/25/2064 ~		8,890	8,902
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		1,048	928
6.170% due 09/25/2062 þ		8,669	8,673
7.780% due 10/25/2035 •		4	4
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		7,075	6,968
Countrywide Alternative Loan Trust
5.700% due 06/25/2036 •		989	859
5.820% due 05/25/2047 •		116	105
5.873% due 03/20/2046 •		2,208	1,860
5.913% due 05/20/2046 •		53	45
6.000% due 10/25/2033		6	6
6.000% due 12/25/2034		2,110	1,857
6.000% due 12/25/2035		1,657	1,188
6.713% due 08/25/2035 •		3,703	3,300
Countrywide Home Loan Mortgage Pass-Through Trust
5.069% due 02/20/2035 «~		6	6
7.884% due 02/20/2036 •		6	5
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,040	3,022
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		4,059	3,922
2.215% due 11/25/2061 ~		508	501
3.425% due 03/25/2059 ~		1,069	1,065
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.960% due 02/25/2035 «•		101	95
First Horizon Mortgage Pass-Through Trust 6.231% due 08/25/2035 ~		16	11
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	79	82
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •		$1,265	1,011
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		9	8
4.455% due 11/25/2035 ~		44	36
5.110% due 06/25/2034 «~		14	13
6.000% due 03/25/2037		14	7
HarborView Mortgage Loan Trust
5.863% due 12/19/2036 •		926	712
5.893% due 05/19/2035 •		503	468
Impac CMB Trust 6.460% due 07/25/2033 «•		1	1

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

IndyMac INDX Mortgage Loan Trust 5.840% due 09/25/2046 •		168	141
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •		657	593
JP Morgan Mortgage Trust
4.987% due 11/25/2035 ~		34	27
5.514% due 07/25/2035 ~		158	153
5.750% due 01/25/2036		21	9
6.984% due 08/25/2034 «~		115	111
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		3,199	3,122
2.250% due 07/25/2067 þ		1,784	1,738
4.750% due 04/25/2061 þ		2,089	2,052
4.750% due 07/25/2061 þ		3,566	3,475
LUXE Commercial Mortgage Trust 6.844% due 10/15/2038 •		7,520	7,503
MASTR Adjustable Rate Mortgages Trust 5.953% due 12/25/2046 •		6,777	4,927
Merrill Lynch Mortgage Investors Trust
5.783% due 02/25/2035 ~		214	201
5.880% due 02/25/2036 •		18	17
5.960% due 11/25/2035 •		8	7
Morgan Stanley Capital Trust 6.892% due 12/15/2038 •		4,200	3,926
Natixis Commercial Mortgage Securities Trust 6.843% due 08/15/2038 •		6,300	5,812
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,061	1,938
NYO Commercial Mortgage Trust 6.988% due 11/15/2038 •		2,200	2,096
PRET LLC 7.021% due 02/25/2054 þ		2,570	2,565
Prime Mortgage Trust 5.860% due 02/25/2034 •		2	2
Residential Accredit Loans, Inc. Trust
5.800% due 01/25/2037 •		956	796
5.830% due 08/25/2036 •		297	268
6.020% due 10/25/2037 ~		1,097	895
SREIT Trust 6.540% due 10/15/2038 •		9,000	8,866
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	1,800	2,282
Structured Adjustable Rate Mortgage Loan Trust 4.825% due 08/25/2035 ~		$18	15
Structured Asset Mortgage Investments Trust 5.953% due 07/19/2035 •		99	92
Taurus U.K. DAC 6.084% due 05/17/2031 •	GBP	695	874
Thornburg Mortgage Securities Trust 7.017% due 06/25/2047 •		$151	127
Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	4,800	6,077
6.583% due 07/20/2045 •		6,485	8,204
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,582	3,411
3.368% due 10/25/2057 ~		4,900	4,085
6.460% due 05/25/2058 •		989	1,012
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	2,200	2,788
WaMu Mortgage Pass-Through Certificates Trust
4.387% due 07/25/2037 ~		$4,283	3,758
4.448% due 02/27/2034 •		8	8
5.830% due 05/25/2034 •		1,057	945
5.853% due 03/25/2047 •		1,349	1,096
5.903% due 06/25/2047 •		2,245	1,789
6.040% due 10/25/2045 •		7	7
6.153% due 02/25/2046 •		44	38
6.223% due 01/25/2046 •		2,883	2,421
6.353% due 11/25/2042 •		4	4
6.553% due 08/25/2042 •		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust 5.983% due 11/25/2046 •		4,488	3,589

Total Non-Agency Mortgage-Backed Securities (Cost $169,397)			163,062

ASSET-BACKED SECURITIES 33.0%
Aames Mortgage Investment Trust 6.450% due 07/25/2035 •		284	285
ABFC Trust
5.720% due 01/25/2037 •		1,881	1,303
6.510% due 03/25/2034 •		408	391
ACE Securities Corp. Home Equity Loan Trust
5.720% due 12/25/2036 •		4,112	2,133
5.900% due 11/25/2036 •		2,413	978
6.360% due 09/25/2033 •		1,543	1,507

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

ACHV ABS Trust
6.810% due 11/25/2030		172	172
7.240% due 11/25/2030		1,200	1,207
Aegis Asset-Backed Securities Trust 5.700% due 01/25/2037 •		305	224
Ally Auto Receivables Trust 5.460% due 05/15/2028		2,600	2,608
American Express Credit Account Master Trust 4.870% due 05/15/2028		4,500	4,483
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		6,135	6,150
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.962% due 04/25/2034 •		794	734
6.435% due 07/25/2035 •		800	733
AREIT Trust 7.263% due 11/17/2038 •		2,100	2,053
Ares European CLO DAC
4.686% due 10/15/2031 •	EUR	6,012	6,443
4.747% due 04/20/2032 •		5,600	6,001
Argent Securities Trust
5.940% due 06/25/2036 •		$5,770	1,541
6.000% due 05/25/2036 •		5,478	1,320
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.394% due 06/26/2034 •		588	601
6.220% due 02/25/2036 •		5,264	4,047
Ascent Education Funding Trust 6.140% due 10/25/2050		660	665
Asset-Backed Securities Corp. Home Equity Loan Trust 6.270% due 06/25/2034 •		2,952	2,991
Aurium CLO DAC 4.653% due 01/16/2031 •	EUR	11,261	12,058
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		$3,900	3,951
6.120% due 04/20/2027		8,700	8,775
BA Credit Card Trust
4.790% due 05/15/2028		4,700	4,671
4.980% due 11/15/2028		8,800	8,800
Bank of America Auto Trust 5.830% due 05/15/2026		3,578	3,581
Bayview Financial Asset Trust 5.910% due 03/25/2037 •		339	335
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		900	899
5.670% due 04/15/2027		1,500	1,497
Bear Stearns Asset-Backed Securities Trust
4.992% due 10/25/2036 ~		167	75
5.810% due 05/25/2037 •		11,500	9,040
6.410% due 10/25/2037 •		1,213	1,138
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		1,497	1,499
7.090% due 10/15/2030 •		4,800	4,808
Black Diamond CLO DAC 4.808% due 05/15/2032 •	EUR	4,647	4,980
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	2,100	1,559
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$2,500	2,509
BNC Mortgage Loan Trust 4.067% due 10/25/2036 «•		213	203
BNPP AM Euro CLO DAC 4.717% due 07/22/2032 •	EUR	7,500	8,020
BPCRE Ltd. 7.732% due 01/16/2037 •		$2,509	2,506
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	2,397	2,558
Carlyle Euro CLO DAC
4.606% due 01/15/2031 •		3,654	3,919
4.718% due 08/15/2032 •		4,398	4,703
Carmax Select Receivables Trust
5.400% due 11/15/2028		$400	400
5.780% due 09/15/2027		400	400
6.060% due 09/15/2027 •		900	900
Carvana Auto Receivables Trust
0.800% due 01/10/2027		2,300	2,219
4.680% due 02/10/2028		4,650	4,592
5.500% due 08/10/2027		2,600	2,597
5.620% due 01/10/2029		500	501
5.710% due 07/10/2028		1,500	1,503
5.760% due 04/12/2027		797	797
5.900% due 08/10/2027		700	701
6.410% due 09/10/2027		2,208	2,215
Chase Auto Owner Trust 5.480% due 04/26/2027		5,400	5,396
Chase Issuance Trust 4.720% due 01/15/2031		8,700	8,650

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		3,640	3,644
Citigroup Mortgage Loan Trust
5.720% due 03/25/2037 •		718	624
5.780% due 09/25/2036 •		3,643	2,730
5.980% due 03/25/2036 •		3,722	3,325
Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,000	997
5.430% due 10/15/2026		1,500	1,498
Countrywide Asset-Backed Certificates Trust
4.648% due 05/25/2036 •		1,479	1,421
5.600% due 07/25/2037 •		481	473
5.600% due 06/25/2047 •		864	769
5.710% due 02/25/2036 •		579	544
5.710% due 06/25/2047 •		951	910
5.720% due 12/25/2036 •		1,211	1,090
5.740% due 05/25/2037 •		1,898	1,750
5.750% due 10/25/2047 •		4,100	3,508
5.860% due 02/25/2037 •		691	626
5.980% due 12/25/2036 •		2,809	2,619
CPS Auto Receivables Trust 5.710% due 09/15/2027		1,324	1,323
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •		2	2
Credit-Based Asset Servicing & Securitization Trust 3.530% due 07/25/2036 •		1,453	1,337
CVC Cordatus Loan Fund DAC 4.556% due 10/15/2031 •	EUR	5,974	6,389
DLLAA LLC 5.930% due 07/20/2026		$741	742
Drive Auto Receivables Trust 5.830% due 12/15/2026		5,701	5,702
Dryden Euro CLO DAC 4.688% due 05/15/2034 •	EUR	3,613	3,869
DT Auto Owner Trust 6.290% due 08/16/2027		$4,266	4,277
ECMC Group Student Loan Trust 6.450% due 07/25/2069 •		1,406	1,401
Ellington Loan Acquisition Trust 6.560% due 05/25/2037 •		810	780
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	2,395	2,549
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		$800	797
5.530% due 10/15/2026		2,164	2,163
6.040% due 07/15/2026		1,038	1,038
FCCU Auto Receivables Trust
5.460% due 04/15/2030		500	502
5.540% due 04/16/2029		700	702
FHF Issuer Trust
5.690% due 02/15/2030		3,300	3,298
5.890% due 06/15/2030		1,000	1,003
First Franklin Mortgage Loan Trust
5.680% due 12/25/2037 •		704	664
5.760% due 08/25/2036 •		1,820	1,706
5.940% due 05/25/2036 •		1,900	1,573
First NLC Trust 6.195% due 02/25/2036 •		14,622	12,296
Flagship Credit Auto Trust 5.640% due 03/15/2028		2,000	1,999
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		1,789	1,784
5.990% due 05/15/2028		3,181	3,189
Fremont Home Loan Trust 5.520% due 01/25/2037 •		6	3
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		944	945
Gallatin CLO Ltd. 7.240% due 07/15/2031 •		3,850	3,855
GE-WMC Asset-Backed Pass-Through Certificates 6.100% due 12/25/2035 •		5,868	5,570
GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		472	470
6.040% due 03/15/2027		2,211	2,214
GLS Auto Select Receivables Trust 5.590% due 10/15/2029 (a)		2,000	2,000
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		2,600	2,609
GSAMP Trust
5.760% due 08/25/2036 •		664	658
5.760% due 09/25/2036 •		2,074	727
5.860% due 01/25/2047 •		776	400
6.150% due 11/25/2035 •		607	601
6.360% due 11/25/2035 •		274	260
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		1,650	1,650

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Harvest CLO DAC
4.546% due 10/15/2031 •	EUR	1,989	2,120
4.577% due 10/20/2031 •		4,920	5,261
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$4,400	4,342
1.990% due 06/25/2026		1,600	1,555
5.490% due 06/25/2027		1,000	999
Home Equity Mortgage Loan Asset-Backed Trust 5.630% due 04/25/2037 •		8,719	5,992
Home Partners of America Trust 1.901% due 12/17/2026		700	643
HSI Asset Securitization Corp. Trust
5.610% due 12/25/2036 •		5,637	5,017
5.925% due 03/25/2036 •		14,466	12,858
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		3,700	3,689
5.290% due 04/15/2027		3,500	3,494
5.480% due 04/17/2028		2,500	2,508
JP Morgan Mortgage Acquisition Trust
4.359% due 07/25/2036 •		854	756
5.730% due 08/25/2036 •		1,100	1,007
5.760% due 03/25/2037 •		4,503	4,297
KKR CLO Ltd.
6.529% due 07/18/2030 •		1,596	1,599
6.750% due 07/15/2034 •		2,250	2,255
7.189% due 07/18/2030 •		5,200	5,207
LCM LP 7.088% due 07/19/2027 •		1,125	1,125
Lendmark Funding Trust 1.900% due 11/20/2031		5,400	4,956
Long Beach Mortgage Loan Trust
6.020% due 10/25/2034 •		12	12
6.375% due 08/25/2035 •		2,200	1,964
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		1,200	1,200
M360 Ltd. 7.708% due 11/22/2038 •		3,800	3,663
Madison Park Euro Funding DAC 4.622% due 10/25/2030 •	EUR	2,380	2,542
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •		369	396
Marlette Funding Trust
5.180% due 11/15/2032		$22	22
5.950% due 11/15/2032		3,200	3,194
Master Credit Card Trust 6.183% due 01/21/2027 •		8,700	8,737
MASTR Asset-Backed Securities Trust 5.660% due 11/25/2036 •		7,164	4,206
Merrill Lynch Mortgage Investors Trust 6.000% due 01/25/2037 •		6,742	6,461
MF1 LLC 7.076% due 03/19/2039 •		800	799
MF1 Ltd. 7.089% due 02/19/2037 •		8,700	8,548
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 02/25/2037 •		1,578	1,393
5.600% due 05/25/2037 •		379	333
5.640% due 02/25/2037 •		1,426	460
5.675% due 03/25/2037 •		8,435	3,270
5.760% due 06/25/2036 •		1,400	711
5.820% due 02/25/2037 •		9,006	2,902
5.920% due 09/25/2036 •		715	302
6.390% due 07/25/2035 •		2,196	2,114
Morgan Stanley Mortgage Loan Trust 5.640% due 12/25/2036 •		2,177	724
Nelnet Student Loan Trust
6.640% due 02/20/2041		642	643
7.533% due 02/20/2041 •		642	643
Option One Mortgage Loan Trust
5.560% due 07/25/2036 •		2,354	1,056
5.590% due 07/25/2037 •		2,925	1,857
OZLM Ltd.
7.036% due 07/20/2032 •		3,700	3,703
7.286% due 07/20/2032 •		2,250	2,252
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		421	420
6.060% due 03/15/2030		2,900	2,900
6.159% due 05/15/2030		140	140
6.258% due 10/15/2031		1,965	1,966
6.660% due 07/15/2031		1,012	1,017
7.128% due 06/16/2031		577	578
7.179% due 04/15/2031		1,055	1,057
7.656% due 05/15/2030		1,000	1,006
Palmer Square European Loan Funding DAC
4.636% due 07/15/2031 •	EUR	4,196	4,470
4.686% due 04/15/2031 •		4,807	5,151

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Popular ABS Mortgage Pass-Through Trust 5.955% due 07/25/2036 •		$1,228	1,134
Prestige Auto Receivables Trust 5.690% due 05/17/2027		3,000	2,995
PRET LLC
1.744% due 07/25/2051 þ		1,655	1,614
1.843% due 09/25/2051 þ		4,945	4,770
1.868% due 07/25/2051 þ		1,822	1,789
2.487% due 10/25/2051 ~		702	693
2.487% due 10/25/2051 þ		3,349	3,320
3.721% due 07/25/2051 þ		4,865	4,785
4.992% due 02/25/2061 þ		1,519	1,507
Providus CLO DAC 4.656% due 07/15/2031 •	EUR	2,664	2,853
PRPM LLC 3.720% due 02/25/2027 þ		$3,456	3,400
Reach ABS Trust 7.050% due 02/18/2031		498	500
Regatta Funding Ltd. 6.523% due 10/25/2031 •		7,600	7,612
Regional Management Issuance Trust 5.830% due 07/15/2036		1,000	1,006
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,077	1,041
4.320% due 09/25/2030		989	970
5.380% due 11/25/2030		2,682	2,668
7.090% due 06/25/2032		1,984	1,994
Residential Asset Mortgage Products Trust 6.525% due 05/25/2035 •		3,017	2,868
Residential Asset Securities Corp. Trust
6.120% due 12/25/2035 •		10,019	9,665
6.165% due 11/25/2035 •		12,657	12,179
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		3,700	3,707
5.710% due 02/16/2027		613	613
5.930% due 07/17/2028		2,200	2,216
Saxon Asset Securities Trust 6.135% due 11/25/2037 •		2,362	2,236
Sculptor European CLO DAC 4.696% due 01/14/2032 •	EUR	10,920	11,696
Securitized Asset-Backed Receivables LLC Trust
5.550% due 05/25/2037 •		$9,217	5,514
5.960% due 05/25/2036 •		2,442	1,267
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	3,095	3,298
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		$500	497
5.350% due 06/21/2027		1,830	1,827
SLM Student Loan Trust 4.282% due 10/25/2039 •	EUR	548	554
SMB Private Education Loan Trust
0.000% due 07/05/2053 •		$3,900	3,882
2.850% due 11/16/2054		8,984	8,230
4.550% due 02/16/2055		6,712	6,425
5.500% due 06/17/2052		3,648	3,682
6.883% due 11/15/2052 •		908	920
7.133% due 10/16/2056 •		1,331	1,361
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,255	2,114
Sound Point CLO Ltd. 6.565% due 07/25/2030 •		195	195
Soundview Home Loan Trust
5.925% due 02/25/2036 •		2,554	2,337
6.300% due 08/25/2035 •		2,586	2,293
6.540% due 07/25/2035 •		1,366	1,349
Starwood Mortgage Trust 7.133% due 11/15/2038 •		13,200	12,695
Structured Asset Investment Loan Trust 5.610% due 09/25/2036 •		166	162
Structured Asset Securities Corp. Mortgage Loan Trust 6.110% due 04/25/2031 •		4,830	4,773
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		1,433	1,435
TCI-Symphony CLO Ltd. 7.140% due 10/13/2032 •		6,330	6,335
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	4,678	5,011
Trestles CLO Ltd. 6.756% due 07/21/2034 •		$2,250	2,256
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		1,765	1,769
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		767	750
Venture CLO Ltd.
6.991% due 07/30/2032 •		4,300	4,303
7.341% due 07/30/2032 •		5,200	5,205

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 5.630% due 07/25/2047 •		1,301	930
Westlake Automobile Receivables Trust
0.000% due 08/16/2027 •		1,700	1,700
5.440% due 05/17/2027		700	698
5.620% due 03/15/2027		1,700	1,699
5.750% due 08/16/2027		4,400	4,400
5.903% due 03/15/2027 •		900	900
5.960% due 10/15/2026		3,783	3,787
6.003% due 10/15/2026 •		3,643	3,647
6.230% due 01/15/2027		8,714	8,729
World Omni Auto Receivables Trust 5.570% due 12/15/2026		991	991

Total Asset-Backed Securities (Cost $664,096)			641,343

SOVEREIGN ISSUES 0.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	42,700	7,071
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	46,412	2,136
3.000% due 12/03/2026 (f)		4,877	247
4.000% due 11/30/2028 (f)		14,021	717

Total Sovereign Issues (Cost $10,495)			10,171

		SHARES
COMMON STOCKS 7.0%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		15,843	653
Walt Disney Co.		15,843	1,573

			2,226

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		15,843	3,062

CONSUMER STAPLES 0.8%
Coca-Cola Co.		15,843	1,008
Home Depot, Inc.		15,843	5,454
McDonald's Corp.		15,843	4,037
NIKE, Inc. 'B'		15,843	1,194
Procter & Gamble Co.		15,843	2,613
Walmart, Inc.		15,843	1,073

			15,379

ENERGY 0.1%
Chevron Corp.		15,843	2,478

FINANCIALS 1.1%
American Express Co.		15,843	3,669
Goldman Sachs Group, Inc.		15,843	7,166
JPMorgan Chase & Co.		15,843	3,204
Travelers Cos., Inc.		15,843	3,222
Visa, Inc. 'A'		15,843	4,158

			21,419

HEALTH CARE 0.9%
Amgen, Inc.		15,843	4,950
Johnson & Johnson		15,843	2,316
Merck & Co., Inc.		15,843	1,961
UnitedHealth Group, Inc.		15,843	8,068

			17,295

INDUSTRIALS 0.7%
3M Co.		15,843	1,619
Boeing Co. (c)		15,843	2,884
Caterpillar, Inc.		15,843	5,277
Honeywell International, Inc.		15,843	3,383

			13,163

INFORMATION TECHNOLOGY 3.1%
Apple, Inc.		15,843	3,337
Cisco Systems, Inc.		15,843	753
Intel Corp.		15,843	491
International Business Machines Corp.		15,843	2,740

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Microsoft Corp.	15,843	7,081
NVIDIA Corp.	341,743	42,219
Salesforce, Inc.	15,843	4,073

		60,694

MATERIALS 0.0%
Dow, Inc.	15,843	841

Total Common Stocks (Cost $134,995)		136,557

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.8%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$2,700	2,698
5.510% due 07/12/2024	400	399
5.520% due 07/02/2024	500	500
5.560% due 07/09/2024	250	250
AT&T, Inc. 5.550% due 07/15/2024	2,300	2,294
Bacardi-Martini BV 5.850% due 07/10/2024	250	250
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (a)	1,850	1,843
Conagra Brands, Inc. 5.800% due 07/09/2024	2,200	2,196
Constellation Brands, Inc.
5.660% due 07/16/2024	250	249
5.660% due 07/19/2024	1,200	1,196
5.670% due 07/16/2024	250	249
5.680% due 07/22/2024	1,300	1,295
Constellation Energy Generation LLC 5.540% due 07/09/2024	1,300	1,298
Crown Castle, Inc.
5.840% due 07/09/2024	1,300	1,298
5.840% due 07/11/2024	800	798
5.840% due 07/30/2024	1,800	1,791
5.840% due 08/01/2024	3,150	3,133
Discovery Communications LLC 6.000% due 07/15/2024 (a)	4,550	4,537
Entergy Corp. 5.550% due 08/01/2024	600	597
Global Payments, Inc.
5.970% due 07/01/2024	250	250
6.030% due 07/18/2024	300	299
Intel Corp.
5.520% due 07/08/2024	1,450	1,448
5.520% due 07/09/2024	3,250	3,245
Intercontinental Exchange, Inc.
5.500% due 07/03/2024	250	250
5.500% due 07/11/2024	250	249
5.510% due 07/15/2024	250	249
5.510% due 07/16/2024	600	598
5.510% due 07/19/2024	250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	250	249
5.510% due 07/19/2024	2,850	2,841
L3Harris Technologies, Inc.
5.520% due 07/22/2024	650	648
5.520% due 07/24/2024	2,200	2,191
5.550% due 07/29/2024	250	249
5.600% due 07/11/2024	1,250	1,247
5.600% due 07/17/2024	1,300	1,296
Marriott International, Inc.
5.530% due 08/06/2024	500	497
5.530% due 08/07/2024	250	248
5.530% due 08/13/2024	250	248
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	950	949
5.570% due 07/09/2024	1,400	1,398
5.570% due 07/10/2024	1,250	1,248
5.580% due 07/11/2024	400	399
Parker Hannifin Corp.
5.520% due 08/27/2024	350	347
5.520% due 08/28/2024	950	941
Penske Truck Leasing Co. LP
5.500% due 07/09/2024	300	299
5.540% due 08/20/2024	950	942

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Southern California Edison Co.
5.600% due 07/02/2024		2,000	1,999
5.600% due 07/12/2024 (a)		1,400	1,397
Targa Resources Corp.
6.000% due 07/19/2024		550	548
6.000% due 07/22/2024		3,700	3,685
VW Credit, Inc.
5.530% due 07/08/2024		700	699
5.530% due 07/09/2024		1,350	1,348
5.530% due 07/10/2024		1,050	1,048
5.530% due 07/18/2024		250	249
5.530% due 07/23/2024		400	398
5.550% due 08/05/2024		450	447
5.570% due 08/21/2024		1,700	1,686

			63,449

REPURCHASE AGREEMENTS (g) 21.7%			420,632

SHORT-TERM NOTES 0.0%
FCCU Auto Receivables Trust 5.596% due 05/15/2025		500	500
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025		277	277

			777

JAPAN TREASURY BILLS 3.8%
(0.007)% due 07/01/2024 - 09/30/2024 (d)(e)	JPY	11,790,000	73,277

Total Short-Term Instruments (Cost $559,597)			558,135

Total Investments in Securities (Cost $2,355,124)			2,306,086

		SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short Asset Portfolio		12,055,439	117,589
PIMCO Short-Term Floating NAV Portfolio III		313,883	3,054

Total Short-Term Instruments (Cost $122,668)			120,643

Total Investments in Affiliates (Cost $122,668)			120,643

Total Investments 125.0% (Cost $2,477,792)			$2,426,729
Financial Derivative Instruments (h)(j) 6.7%(Cost or Premiums, net $32,975)			130,947
Other Assets and Liabilities, net (31.7)%			(615,853)

Net Assets 100.0%			$1,941,823

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									When-issued security.
(b)									Payment in-kind security.
(c)									Security did not produce income within the last twelve months.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/28/2024	07/02/2024	CAD	60,000	Canada Government Bond 2.750% due 12/01/2064			$(44,450)	$43,858	$43,875
	4.710	06/26/2024	07/03/2024		40,000	Canada Government Bond 2.750% due 12/01/2064			(29,228)	29,239	29,258
	4.710	06/28/2024	07/08/2024		70,000	Province of Ontario 2.900% due 06/02/2049			(52,020)	51,168	51,188
	4.710	07/02/2024	07/09/2024		40,000	Province of British Columbia 2.950% due 06/18/2050			(29,873)	29,239	29,239
DEU	5.410	07/01/2024	07/02/2024		$49,800	U.S. Treasury Bonds 4.000% due 11/15/2052			(50,638)	49,800	49,800
FICC	2.600	06/28/2024	07/01/2024		515	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026			(525)	515	515
MEI	4.710	06/25/2024	07/03/2024	CAD	90,000	Canada Government Bond 3.000% due 06/01/2034			(66,448)	65,787	65,838
	4.710	06/26/2024	07/03/2024		10,000	Canada Government Bond 1.500% due 12/01/2031			(7,413)	7,310	7,314
SAL	5.270	06/28/2024	07/01/2024		$3,000	U.S. Treasury Notes 4.875% due 11/30/2025			(3,072)	3,000	3,001
	5.400	06/28/2024	07/01/2024		53,000	U.S. Treasury Notes 0.750% due 05/31/2026			(54,060)	53,000	53,024
TOR	4.700	06/28/2024	07/02/2024	CAD	120,000	Province of Manitoba 2.050% - 3.250% due 09/05/2029 - 06/02/2031			(89,767)	87,716	87,750

Total Repurchase Agreements									$(427,494)	$420,632	$420,802

(1)									Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(199) at a weighted average interest rate of 5.397%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $843 has been pledged as collateral under the terms of master agreements as of June 30, 2024.
(h)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures						$109.000	07/26/2024	3	$3	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures						112.000	07/26/2024	3	3	(1)	0

Total Written Options										$(2)	$(1)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2024	2,036	$562,089	$595	$0	$(2,494)
U.S. Treasury 2-Year Note September Futures	09/2024	1,357	277,125	605	0	(32)
U.S. Treasury 5-Year Note September Futures	09/2024	363	38,688	184	0	(40)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	263	29,859	248	0	(127)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	72	9,025	99	0	(119)

$1,731	$0	$(2,812)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	475	$(93,739)	$(987)	$192	$0
Euro-Bund September Futures	09/2024	45	(6,343)	(83)	20	(1)
Euro-Buxl 30-Year Bond September Futures	09/2024	17	(2,371)	(56)	25	(4)
U.S. Treasury 10-Year Note September Futures	09/2024	153	(16,828)	46	41	0
U.S. Treasury Long-Term Bond September Futures	09/2024	10	(1,183)	2	10	0

$(1,078)	$288	$(5)

Total Futures Contracts	$653	$288	$(2,817)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.276%	$900	$14	$(11)	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	2,400	40	(12)	28	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	600	(3)	13	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	2,400	18	23	41	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	3,080	611	(280)	331	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	3,620	436	114	550	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	400	1	1	2	0	0

$1,120	$(149)	$971	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$116	$(39)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(224)	197	(27)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	57	(11)	0	(1)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	500	(34)	25	(9)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	2,400	(116)	57	(59)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	1,500	(55)	8	(47)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	99	3	3	6	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	8,514	576	(22)	554	0	(5)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	16,000	1,090	(67)	1,023	0	(10)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,100	34	11	45	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	19,900	441	(15)	426	0	(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	388,500	8,619	(549)	8,070	0	(34)

$10,108	$(176)	$9,932	$2	$(51)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	600	$(3)	$24	$21	$0	$(2)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	8	7	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	3,405,000	13	(29)	(16)	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$332,200	5,680	(1,406)	4,274	26	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		52,400	518	290	808	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		25,910	(9)	308	299	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	76	1,790	19	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	2,901	2,893	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	73	73	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		28,000	0	569	569	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	26	26	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		24,060	0	450	450	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		44,830	510	1,009	1,519	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,900	334	217	551	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	661	1,437	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,904	651	6,555	471	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(319)	514	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	15	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		700	(3)	17	14	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	21	18	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,400	(5)	(6)	(11)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		500	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,500	(5)	(1)	(6)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		1,300	(4)	13	9	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		1,500	(6)	18	12	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		1,400	(5)	23	18	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		2,700	(9)	34	25	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		900	(3)	10	7	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		5,300	(15)	60	45	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		300	(1)	5	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		1,800	(6)	38	32	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		1,500	(6)	(8)	(14)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		74,200	(1,016)	2,303	1,287	454	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		2,100	(6)	(1)	(7)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,300	(4)	(7)	(11)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	23,735	22,678	558	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	7,802	13,287	341	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	1,343	4,108	162	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		200	(1)	1	0	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		500	(3)	8	5	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	5	3	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		600	(5)	(19)	(24)	0	(10)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,400	(2)	(9)	(11)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		1,300	(2)	(2)	(4)	0	(1)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,300	(2)	(7)	(9)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		900	(1)	(3)	(4)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,400	(2)	7	5	0	(1)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,500	(2)	6	4	1	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		900	(3)	(3)	(6)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	299	118	42	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	1,600	(4)	62	58	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,500	(3)	64	61	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		1,800	(4)	(54)	(58)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		600	(1)	(18)	(19)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		700	(2)	(18)	(20)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		2,000	(4)	(28)	(32)	1	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		1,200	(2)	(15)	(17)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,100	(2)	(18)	(20)	1	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,000	(2)	14	12	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		800	(3)	46	43	0	(2)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,900	(11)	178	167	0	(6)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(44)	(48)	2	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(40)	(44)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(16)	(17)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(22)	(24)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(20)	(22)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(30)	(33)	2	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,100	(4)	(30)	(34)	2	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		1,300	(5)	(32)	(37)	3	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,200	(4)	(22)	(26)	3	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(16)	(19)	2	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		1,300	(5)	33	28	3	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		900	(3)	(6)	(9)	0	(2)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		800	(3)	(6)	(9)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	12	10	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		35,100	576	(721)	(145)	0	(74)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		15,400	(754)	767	13	36	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	70,600	0	(21)	(21)	7	0

							$21,884	$41,219	$63,103	$2,621	$(257)

Total Swap Agreements							$33,112	$40,894	$74,006	$2,626	$(309)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

(i)						Securities with an aggregate market value of $55,832 and cash of $9,197 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	2,580		$1,580	$9	$0
	08/2024		$1,580	NZD	2,580	0	(8)
	10/2024		6,721	CNH	48,108	0	(76)
BOA	07/2024	HKD	1,088		$139	0	0
	07/2024	KRW	12,004,811		8,759	59	(8)
	07/2024	SGD	149		110	0	0
	07/2024		$1,528	PLN	6,090	0	(16)
	07/2024		1,557	SGD	2,102	0	(7)
	08/2024	SGD	149		$110	0	0
BPS	07/2024	BRL	8,182		1,627	163	0
	07/2024	CAD	101,769		74,370	6	(31)
	07/2024	EUR	4,478		4,829	33	0
	07/2024	GBP	15,712		20,071	209	0
	07/2024	JPY	113,200		722	18	0
	07/2024	KRW	10,435,195		7,603	34	0
	07/2024	PLN	2,244		554	0	(4)
	07/2024		$12,517	AUD	18,786	15	0
	07/2024		1,474	BRL	8,182	0	(10)
	07/2024		3,074	CAD	4,216	8	0
	07/2024		1,300	IDR	21,302,307	2	0
	07/2024		351	ILS	1,302	0	(6)
	07/2024		3,456	NZD	5,626	0	(29)
	07/2024		3,593	PLN	14,268	0	(50)
	07/2024		8,752	SGD	11,870	2	0
	08/2024	AUD	18,786		$12,528	0	(15)
	08/2024	SGD	11,853		8,752	0	(2)
	09/2024	CNH	127,698		17,821	227	0
	09/2024	TWD	343,672		10,681	82	0
	09/2024		$2,660	INR	222,625	3	0
	10/2024	CNH	40,437		$5,648	62	0
	10/2024		$1,342	CNH	9,608	0	(14)
BRC	07/2024	AUD	690		$457	0	(4)
	07/2024	DKK	27,048		3,938	54	0
	07/2024	JPY	3,000,000		20,094	1,448	0
	07/2024	MXN	27,893		1,510	0	(12)
	07/2024	PLN	29		7	0	0
	07/2024	SGD	3,583		2,653	11	0
	07/2024	THB	1,835		50	0	0
	07/2024	TRY	7,311		215	0	(4)
	07/2024		$2,435	CAD	3,330	0	(1)
	07/2024		36	NOK	381	0	(1)
	07/2024		2,764	PLN	11,011	0	(30)
	08/2024	AUD	590		$393	0	(1)
	08/2024		$1,062	CAD	1,453	1	0
	09/2024	JPY	3,000,000		$18,869	0	(32)
	09/2024	MXN	51,082		2,706	0	(52)
BSH	07/2024	BRL	22,300		4,421	432	0
	07/2024		$4,012	BRL	22,300	0	(22)
CBK	07/2024	BRL	47,249		$8,500	47	0
	07/2024	CAD	95,426		69,834	89	(9)
	07/2024	CHF	2,264		2,488	0	(32)
	07/2024	KRW	700,744		514	5	0
	07/2024		$8,671	BRL	47,249	0	(219)
	07/2024		4,973	PLN	19,816	8	(59)
	07/2024		31	ZAR	565	0	0
	08/2024	BRL	47,407		$8,671	222	0
	09/2024	TWD	123,790		3,841	23	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

	09/2024		$12,631	INR	1,055,997	7	(6)
	09/2024		1,471	MXN	27,812	31	0
DUB	07/2024	AUD	743		$492	0	(4)
	07/2024	BRL	264		50	3	0
	07/2024	CAD	122,862		89,743	0	(65)
	07/2024	KRW	5,657,597		4,112	9	0
	07/2024		$47	BRL	264	0	0
	07/2024		3,843	PLN	15,103	0	(92)
	08/2024	BRL	4,698		$913	75	0
	10/2024	CNH	9,606		1,330	4	0
FAR	07/2024	AUD	17,136		11,417	0	(14)
	07/2024	EUR	99,814		108,712	1,817	0
	07/2024	NZD	5,154		3,144	5	0
	07/2024		$1,057	JPY	168,456	0	(10)
	08/2024	JPY	167,666		$1,057	10	0
	08/2024		$3,024	NZD	4,957	0	(4)
GLM	07/2024	BRL	38,400		$7,167	298	0
	07/2024	CAD	700		513	1	0
	07/2024	KRW	7,697		6	0	0
	07/2024	MXN	26,002		1,400	0	(18)
	07/2024		$7,102	BRL	38,400	0	(232)
	07/2024		100	KRW	137,379	0	0
	07/2024		2,440	PLN	9,638	0	(46)
	07/2024		6,676	ZAR	122,141	29	0
	08/2024	DKK	82		$12	0	0
	08/2024		$7,458	BRL	39,452	0	(427)
	09/2024		4,877	TRY	173,024	35	0
	04/2025	BRL	41,500		$7,443	247	0
	04/2025	DKK	31,300		4,627	60	0
JPM	07/2024	BRL	15,145		2,916	207	0
	07/2024	CHF	1,374		1,519	0	(10)
	07/2024	KRW	6,989,920		5,067	0	(3)
	07/2024	SGD	10,174		7,559	56	0
	07/2024		$2,728	BRL	15,145	0	(19)
	07/2024		18,993	CHF	17,045	0	(22)
	07/2024		5,863	DKK	40,861	4	0
	07/2024		948	ILS	3,506	0	(19)
	07/2024		1,528	PLN	5,978	0	(44)
	07/2024		12,568	ZAR	231,361	132	0
	08/2024	CHF	16,982		$18,993	22	0
	08/2024	DKK	40,789		5,863	0	(4)
	09/2024	TWD	210,610		6,542	46	0
	09/2024		$1,362	BRL	7,446	0	(40)
	09/2024		1,454	INR	121,793	3	0
	09/2024		10,491	MXN	189,851	0	(238)
	10/2024	CNH	56,596		$7,909	90	0
	10/2024		$1,341	CNH	9,579	0	(18)
	04/2025	BRL	1,200		$213	5	0
MBC	07/2024	CAD	100,349		73,406	105	(58)
	07/2024	DKK	70		10	0	0
	07/2024	JPY	55,400		352	7	0
	07/2024	NOK	296		28	0	0
	07/2024	SGD	66		49	0	0
	07/2024		$24,803	CAD	33,968	26	0
	08/2024	CAD	32,301		$23,607	0	(20)
	08/2024		$28	NOK	296	0	0
	09/2024	TWD	22,407		$696	5	0
MYI	07/2024	AUD	1,889		1,257	0	(3)
	07/2024	BRL	28,209		5,461	415	0
	07/2024		$5,075	BRL	28,209	0	(28)
	07/2024		4,018	DKK	28,044	9	0
	07/2024		3,597	NZD	5,865	0	(25)
	08/2024	DKK	27,994		$4,018	0	(9)
	09/2024	JPY	5,790,000		36,898	451	0
	09/2024	TWD	83,782		2,611	28	0
	09/2024		$972	INR	81,296	0	0
	04/2025	DKK	35,800		$5,285	61	0
RBC	07/2024		$19,924	GBP	15,712	0	(63)
	08/2024	GBP	15,712		$19,928	63	0
RYL	07/2024		$1,116	AUD	1,672	0	0
SCX	07/2024	EUR	3,333		$3,581	11	0
	07/2024	IDR	492,360		30	0	0
	07/2024	KRW	5,291,352		3,880	42	0
	07/2024		$115,309	EUR	107,625	0	(48)
	07/2024		51	ZAR	936	1	0
	08/2024	EUR	107,625		$115,478	50	0
	09/2024	CNH	49,379		6,883	80	0
	09/2024	TWD	146,581		4,549	28	0
	09/2024		$11,381	INR	952,564	14	0
SSB	09/2024	TWD	32,796		$1,017	6	0
TOR	07/2024	CAD	700		512	0	0
	07/2024	CHF	60		66	0	0
	07/2024	NZD	3,758		2,301	13	0
	08/2024		$2,301	NZD	3,758	0	(13)
UAG	07/2024	CAD	50,045		$36,659	77	0
	07/2024	CHF	13,356		14,780	0	(86)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	DKK	41,869		6,081		68	0
	07/2024	ILS	4,491		1,212		22	0
	07/2024		$10	CHF	9		0	0
	08/2024	CHF	9		$10		0	0
	04/2025	DKK	31,000		4,573		49	0

Total Forward Foreign Currency Contracts							$8,099	$(2,442)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	95,100	$41	$57
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	95,100	55	69
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	94,900	84	152

Total Purchased Options							$180	$278

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	1,500	$(7)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	1,500	(7)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	1,300	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	1,300	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	900	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	900	(4)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	800	(3)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,300	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,300	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,700	(6)	(9)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	3,000	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	3,000	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	2,600	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	2,600	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	3,000	(11)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	3,000	(11)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	1,200	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	1,200	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	2,800	(10)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	2,800	(10)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,000	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	1,400	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	700	(3)	(1)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	700	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	400	(1)	(2)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	3,100	(8)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	3,100	(8)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,500	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	1,500	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	1,400	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	1,400	(5)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	700	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	700	(3)	(5)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	700	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	700	(3)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	1,800	(3)	(4)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	1,800	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,100	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,100	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	1,500	(4)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	1,300	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,300	(5)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	1,500	(4)	(7)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	2,100	(3)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	2,100	(3)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	2,400	(4)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	2,400	(4)	(4)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	1,900	(3)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	1,900	(3)	(4)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	700	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	700	(2)	(3)

Total Written Options	$(265)	$(190)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$189	$(50)	$39	$0	$(11)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	S&P 500 Total Return Index	916	6.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	$10,907	$0	$(43)	$0	$(43)
CBK	Receive	S&P 500 Total Return Index	319	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	3,798	0	(16)	0	(16)
FAR	Receive	S&P 500 Total Return Index	20,495	5.720% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/12/2024	187,696	0	44,476	44,476	0
JPM	Receive	S&P 500 Total Return Index	103	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	1,226	0	(5)	0	(5)
	Receive	S&P 500 Total Return Index	1,083	5.860% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	12,896	0	(55)	0	(55)
MBC	Receive	S&P 500 Total Return Index	32,046	5.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	325,924	0	45,380	45,380	0
	Receive	S&P 500 Total Return Index	25,210	5.825% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	256,748	0	35,032	35,032	0
NGF	Receive	S&P 500 Total Return Index	82	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	976	0	(4)	0	(4)
RBC	Receive	S&P 500 Total Return Index	50	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	595	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	352	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	4,191	0	(17)	0	(17)
	Receive	S&P 500 Total Return Index	673	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	8,014	0	(34)	0	(34)
	Receive	S&P 500 Total Return Index	916	6.010% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	10,907	0	(43)	0	(43)
	Receive	S&P 500 Total Return Index	403	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	4,799	0	(20)	0	(20)
	Receive	S&P 500 Total Return Index	2,347	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	27,946	0	(116)	0	(116)
	Receive	S&P 500 Total Return Index	235	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	2,798	0	(12)	0	(12)
	Receive	S&P 500 Total Return Index	1,642	6.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	19,611	0	(70)	0	(70)
	Receive	S&P 500 Total Return Index	56	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/19/2025	667	0	(3)	0	(3)
TOR	Receive	S&P 500 Total Return Index	6,963	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	82,910	0	(352)	0	(352)
	Receive	S&P 500 Total Return Index	22,082	6.040% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/16/2025	260,859	0	1,330	1,330	0

								$0	$125,426	$126,218	$(792)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	341,743	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$42,219	$0	$0	$0	$0

Total Swap Agreements								$(50)	$125,465	$126,218	$(803)

(k)

Securities with an aggregate market value of $3,831 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$186,280	$0		$186,280
Industrials						0	53,703	0		53,703
Utilities						0	8,014	0		8,014
Municipal Bonds & Notes
California						0	817	0		817
Illinois						0	196	0		196
Nevada						0	112	0		112
U.S. Government Agencies						0	407,600	0		407,600
U.S. Treasury Obligations						0	140,096	0		140,096
Non-Agency Mortgage-Backed Securities						0	162,836	226		163,062
Asset-Backed Securities						0	641,140	203		641,343
Sovereign Issues						0	10,171	0		10,171
Common Stocks
Communication Services						2,226	0	0		2,226
Consumer Discretionary						3,062	0	0		3,062
Consumer Staples						15,379	0	0		15,379
Energy						2,478	0	0		2,478
Financials						21,419	0	0		21,419
Health Care						17,295	0	0		17,295
Industrials						13,163	0	0		13,163
Information Technology						60,694	0	0		60,694
Materials						841	0	0		841
Short-Term Instruments
Commercial Paper						1,843	61,606	0		63,449
Repurchase Agreements						0	420,632	0		420,632
Short-Term Notes						0	777	0		777
Japan Treasury Bills						0	73,277	0		73,277

						$138,400	$2,167,257	$429		$2,306,086
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$120,643	$0	$0		$120,643

Total Investments						$259,043	$2,167,257	$429		$2,426,729

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						237	2,677	0		2,914
Over the counter						0	134,595	0		134,595

						$237	$137,272	$0		$137,509
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(2,499)	(628)	0		(3,127)
Over the counter						0	(3,424)	(11)		(3,435)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2024 (Unaudited)

	$(2,499)	$(4,052)	$(11)	$(6,562)

Total Financial Derivative Instruments	$(2,262)	$133,220	$(11)	$130,947

Totals	$256,781	$2,300,477	$418	$2,557,676

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Broadcom Inc.
TBD% due 08/14/2026«		$1,500	$1,492

Total Loan Participations and Assignments (Cost $1,496)			1,492

CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 7.4%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		2,600	2,426
American Express Co. 5.098% due 02/16/2028 •		1,100	1,095
American Honda Finance Corp.
5.000% due 05/23/2025		5,400	5,381
5.914% due 02/12/2025 •		5,000	5,007
Athene Global Funding 5.620% due 05/08/2026		6,900	6,908
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	376
Bank of America Corp.
1.734% due 07/22/2027 •		500	464
5.933% due 09/15/2027 •		7,900	7,987
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,913
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,700	3,718
Bank of Nova Scotia 5.400% due 06/04/2027		8,600	8,643
Barclays PLC
4.375% due 01/12/2026		200	197
5.674% due 03/12/2028 •		400	401
5.829% due 05/09/2027 •		5,100	5,110
BPCE SA 5.203% due 01/18/2027		300	299
Citibank NA 5.488% due 12/04/2026		4,700	4,727
Credit Suisse AG AT1 Claim		3,100	372
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,496
3.035% due 05/28/2032 •		$500	420
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,000	1,070
2.900% due 02/16/2028		$400	362
2.900% due 02/10/2029		200	176
3.375% due 11/13/2025		600	581
3.815% due 11/02/2027		300	282
4.063% due 11/01/2024		200	199
4.125% due 08/17/2027		400	380
4.271% due 01/09/2027		400	386
4.542% due 08/01/2026		200	195
5.125% due 06/16/2025		400	397
6.950% due 06/10/2026		200	204
7.350% due 11/04/2027		400	417
GA Global Funding Trust 6.715% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,936
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,201
1.948% due 10/21/2027 •		500	462
3.272% due 09/29/2025 •		400	397
3.500% due 04/01/2025		100	99
3.500% due 11/16/2026		2,700	2,592
3.615% due 03/15/2028 •		600	574
5.798% due 08/10/2026 •		7,500	7,505
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,500	1,507
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,880
2.848% due 06/04/2031 •		$800	692
2.999% due 03/10/2026 •		11,000	10,794
Jackson National Life Global Funding 5.600% due 04/10/2026		5,200	5,191
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,400	1,305
1.578% due 04/22/2027 •		1,800	1,680
3.782% due 02/01/2028 •		900	867

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

3.960% due 01/29/2027 •		2,356	2,302
5.040% due 01/23/2028 •		1,500	1,492
JPMorgan Chase Bank NA 5.110% due 12/08/2026		7,000	7,000
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,738
4.550% due 08/16/2028		700	680
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 (b)		3,700	3,696
Morgan Stanley
4.361% due 03/19/2027 ~	EUR	3,400	3,651
5.050% due 01/28/2027 •		$7,600	7,559
5.652% due 04/13/2028 •		100	101
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		100	99
5.504% due 05/26/2028 •		2,300	2,316
5.882% due 10/30/2026		3,700	3,746
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	94
2.750% due 03/09/2028		700	624
Nykredit Realkredit AS 1.000% due 04/01/2025	DKK	57,700	8,156
Realkredit Danmark AS 1.000% due 04/01/2025		67,500	9,530
Royal Bank of Canada 4.875% due 01/19/2027		$4,900	4,869
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		5,500	5,503
UBS AG 6.629% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,100	3,117
UBS Group AG
1.364% due 01/30/2027 •		800	747
4.194% due 04/01/2031 •		250	233
6.246% due 09/22/2029 •		600	617
6.327% due 12/22/2027 •		1,400	1,424
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	813
1.741% due 05/04/2030 •		700	685
2.406% due 10/30/2025 •		$400	396
3.196% due 06/17/2027 •		4,300	4,118
3.584% due 05/22/2028 •		100	95
5.707% due 04/22/2028 •		1,100	1,110
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		4,100	4,120

			190,902

INDUSTRIALS 1.4%
Boeing Co. 6.259% due 05/01/2027		600	604
Carrier Global Corp. 4.375% due 05/29/2025	EUR	1,100	1,183
DAE Funding LLC
1.550% due 08/01/2024		$1,900	1,892
2.625% due 03/20/2025		600	585
3.375% due 03/20/2028		500	460
Expedia Group, Inc. 6.250% due 05/01/2025		300	300
Hyundai Capital America
5.450% due 06/24/2026		1,200	1,198
6.512% due 08/04/2025 •		5,500	5,524
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		6,300	6,018
4.810% due 09/17/2030		600	558
Quanta Services, Inc. 0.950% due 10/01/2024		6,243	6,163
Sands China Ltd. 2.300% due 03/08/2027 (i)		1,600	1,459
T-Mobile USA, Inc. 2.875% due 02/15/2031		400	348
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		2,650	2,656
6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~		2,950	2,969
Warnermedia Holdings, Inc.
3.638% due 03/15/2025		1,700	1,674
3.755% due 03/15/2027		1,700	1,614

			35,205

UTILITIES 0.3%
Enel Finance International NV 1.375% due 07/12/2026		800	741
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		1,300	1,301
Southern California Edison Co.
4.875% due 02/01/2027		2,100	2,085

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

5.150% due 06/01/2029	3,700	3,698

		7,825

Total Corporate Bonds & Notes (Cost $236,522)		233,932

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.000% due 08/25/2039 (a)(e)	30	25
3.000% due 10/25/2040	455	425
4.471% due 11/01/2028 •	1	1
4.488% due 07/01/2028 •	1	1
4.575% due 11/01/2028 •	2	2
4.599% due 11/01/2027 •	2	2
5.000% due 04/25/2033	77	75
5.152% due 12/01/2036 •	13	12
5.558% due 03/25/2034 •	20	20
5.700% due 05/25/2037 •	15	15
5.717% due 09/01/2034 •	10	10
5.793% due 05/25/2058 •	392	384
5.800% due 03/25/2037 - 07/25/2037 •	26	25
5.810% due 03/25/2037 •	18	18
5.830% due 07/25/2037 •	38	37
5.850% due 09/25/2035 •	79	78
5.895% due 02/25/2037 •	35	35
6.066% due 12/01/2033 •	38	38
6.170% due 06/25/2037 •	95	95
6.200% due 03/25/2038 - 01/25/2040 •	92	93
6.270% due 12/25/2039 •	45	46
6.314% due 07/01/2044 •	10	10
6.336% due 05/01/2038 •	112	115
6.350% due 07/25/2039 •	25	25
6.838% due 11/01/2035 •	27	27
Freddie Mac
4.000% due 11/01/2047	345	324
5.000% due 12/01/2026 - 01/01/2029	36	36
5.748% due 02/15/2037 •	1	1
5.778% due 02/15/2037 •	9	9
5.788% due 02/15/2037 •	37	36
5.883% due 07/15/2040 •	228	227
5.943% due 03/15/2042 •	92	94
5.998% due 07/15/2041 •	540	534
6.000% due 01/01/2029 - 02/01/2034	111	113
6.048% due 10/15/2037 •	36	36
6.118% due 08/15/2037 •	332	331
6.148% due 08/15/2037 •	708	707
6.158% due 10/15/2037 •	110	110
6.168% due 05/15/2037 - 09/15/2037 •	798	798
6.198% due 08/15/2036 •	47	47
6.298% due 11/15/2039 •	14	14
6.303% due 01/15/2038 •	171	172
6.427% due 09/01/2037 •	258	265
6.500% due 10/25/2043	325	326
7.043% due 06/01/2035 •	86	89
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 08/20/2026 ~	1	1
3.625% due 07/20/2027 •	20	20
3.750% (H15T1Y + 1.500%) due 10/20/2025 - 11/20/2025 ~	2	3
3.750% due 12/20/2027 •	7	7
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	4	4
3.875% due 04/20/2027 - 04/20/2041 •	664	669
4.625% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	8	7
4.625% due 01/20/2028 - 02/20/2028 •	10	10
6.187% due 12/20/2065 •	1,137	1,135
6.237% due 01/20/2066 •	156	156
6.437% due 01/20/2066 - 03/20/2066 •	2,877	2,885
6.587% due 03/20/2066 •	177	179
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	6,855	6,459
3.500% due 12/01/2047 - 08/01/2048	9,310	8,380
8.000% due 03/01/2030 - 08/01/2030	4	3
Uniform Mortgage-Backed Security, TBA
5.500% due 08/01/2054	26,500	26,135
6.000% due 08/01/2054	23,300	23,357
6.500% due 08/01/2054	50,900	51,779

Total U.S. Government Agencies (Cost $127,935)		127,072

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	3,031
4.375% due 11/15/2039 (m)	2,800	2,769
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (k)	52,421	51,898
0.125% due 04/15/2025 (k)	4,976	4,841
0.125% due 10/15/2025	36,006	34,826

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

0.250% due 01/15/2025 (k)		36,797	36,038
0.375% due 07/15/2025		34,769	33,899
0.625% due 01/15/2026 (k)		6,993	6,766
0.625% due 07/15/2032		1,726	1,549
0.625% due 02/15/2043		136	103
0.750% due 02/15/2045		4,127	3,095
1.000% due 02/15/2046		794	620
1.000% due 02/15/2048		254	195
1.000% due 02/15/2049		4,896	3,723
U.S. Treasury Notes
0.375% due 09/30/2027 (m)		800	702
0.500% due 10/31/2027 (m)		300	263
0.625% due 11/30/2027 (m)		1,500	1,319
0.750% due 01/31/2028 (k)(m)		5,000	4,391

Total U.S. Treasury Obligations (Cost $196,350)			190,028

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
Ashford Hospitality Trust
6.401% due 04/15/2035 •		18,672	18,540
6.751% due 04/15/2035 •		7,105	7,046
Austin Fairmont Hotel Trust 6.426% due 09/15/2032 •		3,605	3,600
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	7,632	9,648
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		$3	2
6.008% due 01/25/2034 ~		133	130
6.250% due 01/25/2034 «~		4	4
6.500% due 04/25/2033 «~		8	7
Bear Stearns ALT-A Trust
4.386% due 11/25/2036 ~		2,891	1,563
4.984% due 09/25/2035 ~		65	37
7.035% due 01/25/2035 •		2,248	2,091
Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~		131	99
5.159% due 01/26/2036 ~		163	120
BMO Mortgage Trust 3.378% due 02/17/2055 ~		5,737	4,988
Braemar Hotels & Resorts Trust 6.321% due 06/15/2035 •		84	84
BSREP Commercial Mortgage Trust 6.793% due 08/15/2038 •		10,709	9,696
BWAY Mortgage Trust 6.693% due 09/15/2036 •		5,000	4,777
BX Trust 6.143% due 04/15/2034 •		10,500	10,119
Chase Home Lending Mortgage Trust 6.585% due 05/25/2055 •		6,200	6,212
Citigroup Mortgage Loan Trust 7.410% due 05/25/2035 «•		18	17
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		5,480	5,397
Commercial Mortgage Trust 3.732% due 08/10/2049 ~		2,700	2,596
Countrywide Alternative Loan Trust 5.820% due 04/25/2046 •		1,360	1,201
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035		715	387
Credit Suisse First Boston Mortgage Securities Corp.
6.056% due 03/25/2032 ~		30	28
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,040	3,022
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~		1,417	1,164
3.850% due 09/25/2057 ~		2,697	2,612
4.052% due 12/27/2060 ~		1,821	1,788
6.843% due 07/15/2038 •		7,900	7,194
Cross Mortgage Trust
6.147% due 07/25/2069 þ		1,800	1,805
6.272% due 06/25/2069 þ		5,639	5,658
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.700% due 05/25/2036 •		2,115	1,828
Extended Stay America Trust 6.523% due 07/15/2038 •		7,807	7,783
GCAT Trust 2.650% due 10/25/2068 ~		5,226	4,948
GreenPoint Mortgage Funding Trust 6.000% due 11/25/2045 •		75	65
GS Mortgage Securities Corp. Trust 6.694% due 12/15/2036 •		1,150	1,144
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,119	1,934
GSR Mortgage Loan Trust
4.619% due 01/25/2036 ~		14	12
5.810% due 01/25/2034 «•		3	3

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

Impac CMB Trust
6.000% due 05/25/2035 •		3,871	3,510
6.220% due 10/25/2033 «•		1	1
Independence Plaza Trust 3.911% due 07/10/2035		3,300	3,140
JP Morgan Chase Commercial Mortgage Securities Trust
6.958% due 11/15/2038 •		8,900	8,849
6.983% due 06/15/2038 •		7,000	6,629
Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~		1,707	1,607
4.991% due 09/25/2060 ~		52	52
Lehman Mortgage Trust 5.780% due 08/25/2036 •		616	418
Lehman XS Trust 5.820% due 11/25/2035 •		2,280	2,184
MASTR Adjustable Rate Mortgages Trust 5.953% due 12/25/2046 •		6,798	4,942
Merrill Lynch Mortgage Investors Trust 5.880% due 02/25/2036 •		62	59
MHC Trust 6.293% due 05/15/2038 •		1,088	1,080
Morgan Stanley Capital Trust
6.393% due 12/15/2036 •		1,800	1,479
6.892% due 12/15/2038 •		4,225	3,950
New Orleans Hotel Trust 6.365% due 04/15/2032 •		1,900	1,867
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,201	1,102
1.147% due 10/25/2058 ~		172	157
1.353% due 10/25/2058 ~		123	112
2.750% due 11/25/2059 ~		1,632	1,526
New York Mortgage Trust 1.670% due 08/25/2061 þ		8,899	8,697
Prime Mortgage Trust 5.860% due 02/25/2034 •		13	12
PRPM LLC
4.000% due 05/25/2054 þ		2,500	2,403
6.265% due 12/25/2068 þ		1,641	1,643
Ripon Mortgages PLC 5.934% due 08/28/2056 •	GBP	32,285	40,816
SFO Commercial Mortgage Trust 6.943% due 05/15/2038 •		$4,200	3,877
SREIT Trust 6.540% due 10/15/2038 •		9,000	8,866
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	2,136
Starwood Mortgage Trust
6.543% due 04/15/2034 •		1,335	1,325
6.843% due 04/15/2034 •		5,400	5,329
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	2,200	2,789
Structured Adjustable Rate Mortgage Loan Trust
5.160% due 09/25/2035 ~		$251	217
5.780% due 10/25/2035 •		1,422	1,297
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		39	35
5.953% due 07/19/2035 •		124	116
6.020% due 02/25/2036 •		91	74
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	6,200	7,849
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,463	3,297
2.900% due 10/25/2059 ~		1,666	1,559
3.000% due 01/25/2058 ~		88	86
3.750% due 05/25/2058 ~		4,197	4,061
3.750% due 09/25/2062		4,470	4,174
6.460% due 05/25/2058 •		1,348	1,380
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	2,700	3,422
TTAN 6.293% due 03/15/2038 •		$2,083	2,068
VASA Trust 6.343% due 07/15/2039 •		4,300	3,985
Verus Securitization Trust
1.020% due 04/25/2064 ~		1,616	1,450
1.277% due 04/25/2064 ~		205	184
1.380% due 04/25/2064 ~		308	276
WaMu Mortgage Pass-Through Certificates Trust
4.448% due 02/27/2034 •		89	83
6.040% due 10/25/2045 •		33	32
6.353% due 11/25/2042 •		12	12
6.553% due 06/25/2042 •		33	30
Wells Fargo Commercial Mortgage Trust
2.584% due 09/15/2031 ~		7,300	6,803
2.786% due 09/15/2031 ~		1,300	1,212

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.687% due 04/25/2036 ~		1,062	1,022

Total Non-Agency Mortgage-Backed Securities (Cost $310,094)			294,630

ASSET-BACKED SECURITIES 25.1%
510 Asset-Backed Trust 5.240% due 06/25/2061 þ		663	654
Aames Mortgage Investment Trust 6.375% due 10/25/2035 •		2,200	2,082
Accunia European CLO DAC 4.856% due 07/15/2030 •	EUR	896	959
ACE Securities Corp. Home Equity Loan Trust 5.780% due 10/25/2036 •		$2,895	1,081
ACHV ABS Trust 5.900% due 04/25/2031		1,182	1,185
AFC Home Equity Loan Trust 6.010% due 06/25/2028 «•		31	29
Ally Auto Receivables Trust
5.460% due 05/15/2028		3,200	3,210
5.528% due 03/17/2025		1,869	1,869
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027		2,304	2,307
American Express Credit Account Master Trust 4.870% due 05/15/2028		5,500	5,479
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		466	466
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		7,583	7,601
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.375% due 01/25/2035 •		453	440
Anchorage Capital CLO Ltd. 6.432% due 10/15/2031 (b)		4,100	4,100
Apidos CLO
6.509% due 07/17/2030 •		2,459	2,462
6.889% due 07/18/2029 •		10,500	10,516
Aqueduct European CLO DAC 4.537% due 07/20/2030 •	EUR	375	402
Arbor Realty Commercial Real Estate Notes Ltd. 6.413% due 12/15/2035 •		$2,422	2,413
AREIT Trust 6.583% due 01/20/2037 •		6,915	6,864
Ares CLO Ltd.
6.636% due 04/22/2031 •		1,750	1,751
6.640% due 01/15/2032 •		660	661
Ares European CLO DAC 4.686% due 10/15/2031 •	EUR	762	817
Argent Securities Trust 5.760% due 06/25/2036 •		$3,768	2,408
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.394% due 06/26/2034 •		600	613
Asset-Backed Securities Corp. Home Equity Loan Trust 6.285% due 04/25/2034 •		1,039	1,020
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		150	150
5.900% due 08/21/2028		4,500	4,559
6.120% due 04/20/2027		10,800	10,893
BA Credit Card Trust
4.790% due 05/15/2028		5,700	5,665
4.980% due 11/15/2028		11,000	11,000
Bank of America Auto Trust 5.830% due 05/15/2026		4,585	4,588
Bear Stearns Asset-Backed Securities Trust
5.920% due 11/25/2036 •		815	766
6.067% due 11/25/2034 •		5,507	5,447
Benefit Street Partners CLO Ltd.
6.670% due 07/15/2032 •		12,400	12,416
6.671% due 04/20/2034 •		8,900	8,932
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	1,932	2,070
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		496	506
4.626% due 01/15/2031 •		3,126	3,345
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$3,000	3,011
BNPP AM Euro CLO DAC 4.506% due 04/15/2031 •	EUR	1,150	1,229
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		$500	499
5.820% due 09/15/2026		357	357
BSPRT Issuer Ltd. 6.543% due 03/15/2036 •		7,974	7,914
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	599	639
Carlyle Euro CLO DAC 4.606% due 01/15/2031 •		652	700

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031		1,438	1,533
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		$1,078	1,079
Carvana Auto Receivables Trust
0.700% due 11/10/2026		2,780	2,722
5.330% due 07/10/2029		1,500	1,503
5.380% due 03/12/2029		2,700	2,705
5.420% due 04/10/2028		4,900	4,890
5.600% due 03/10/2028		2,314	2,311
5.630% due 11/10/2027		4,600	4,603
5.634% due 04/10/2025		739	739
5.900% due 08/10/2027		5,200	5,205
6.360% due 04/12/2027		833	835
6.410% due 09/10/2027		2,815	2,824
Catamaran CLO Ltd. 6.686% due 04/22/2030 •		1,392	1,395
Chase Auto Owner Trust 5.480% due 04/26/2027		6,900	6,895
Chase Funding Trust 6.200% due 10/25/2032 •		46	45
Chase Issuance Trust 4.720% due 01/15/2031		11,100	11,036
CIFC Funding Ltd. 6.535% due 10/24/2030 •		1,077	1,079
Citigroup Mortgage Loan Trust
4.250% due 10/25/2037 þ		123	115
5.520% due 07/25/2045 •		326	224
5.780% due 12/25/2036 •		782	421
Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,297
5.430% due 10/15/2026		1,900	1,898
6.090% due 10/15/2026		2,298	2,302
6.130% due 07/15/2026		2,922	2,926
6.283% due 07/15/2026 •		2,444	2,448
Countrywide Asset-Backed Certificates Trust
5.600% due 08/25/2037 •		238	213
5.600% due 06/25/2047 •		1,213	1,079
5.660% due 06/25/2047 •		314	268
5.740% due 12/25/2046 •		6,533	6,092
5.860% due 08/25/2034 •		413	394
6.000% due 03/25/2036 •		404	345
6.555% due 04/25/2036 •		8,900	8,319
CPS Auto Receivables Trust 5.710% due 09/15/2027		1,618	1,617
CRB Securitization Trust 6.960% due 10/20/2033		2,872	2,891
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •		46	44
Credit-Based Asset Servicing & Securitization LLC
4.040% due 06/25/2035 •		1,995	1,900
7.035% due 03/25/2046 •		1,888	1,796
CVC Cordatus Loan Fund DAC 5.091% due 10/23/2034 •	EUR	5,878	6,297
Drive Auto Receivables Trust 5.830% due 12/15/2026		$7,264	7,266
Dryden Euro CLO DAC 4.688% due 05/15/2034 •	EUR	3,708	3,971
Dryden Senior Loan Fund 6.610% due 04/15/2029 •		$1,526	1,528
DT Auto Owner Trust 6.290% due 08/16/2027		5,320	5,334
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		1,000	997
5.530% due 10/15/2026		2,830	2,828
5.700% due 05/15/2026		5,900	5,901
6.040% due 07/15/2026		1,227	1,227
Fifth Third Auto Trust 5.800% due 11/16/2026		2,179	2,181
First Franklin Mortgage Loan Trust
5.760% due 08/25/2036 •		1,892	1,774
5.770% due 09/25/2036 •		2,827	2,648
5.940% due 05/25/2036 •		12,141	10,051
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		2,286	2,279
GE-WMC Asset-Backed Pass-Through Certificates 6.100% due 12/25/2035 •		5,697	5,407
GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		567	564
5.700% due 01/15/2027		3,101	3,100
6.040% due 03/15/2027		2,747	2,751
GLS Auto Select Receivables Trust
5.580% due 06/17/2030		3,100	3,102
5.609% due 07/15/2025 (b)		2,200	2,201
5.960% due 10/16/2028		3,400	3,425
6.270% due 08/16/2027		4,632	4,646

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		3,228	3,228
5.783% due 01/20/2026 •		593	593
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		3,100	3,111
Golden Credit Card Trust 4.310% due 09/15/2027		3,260	3,215
GPMT Ltd. 6.696% due 07/16/2035 •		988	978
GSAA Home Equity Trust 5.960% due 01/25/2036 •		737	237
GSAMP Trust
5.740% due 06/25/2036 •		122	118
6.360% due 11/25/2035 •		346	328
7.110% due 10/25/2034 «•		19	19
Harvest CLO DAC 4.546% due 10/15/2031 •	EUR	568	606
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •		$1,591	1,573
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		9,600	9,474
1.990% due 06/25/2026		2,400	2,332
Home Equity Mortgage Loan Asset-Backed Trust 5.720% due 08/25/2036 •		3,463	3,239
Home Partners of America Trust 1.901% due 12/17/2026		787	723
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		4,484	4,486
HSI Asset Securitization Corp. Trust 5.955% due 02/25/2036 •		445	415
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		4,500	4,487
5.290% due 04/15/2027		4,300	4,293
5.480% due 04/17/2028		3,200	3,211
Invesco Euro CLO DAC 4.556% due 07/15/2031 •	EUR	400	426
JP Morgan Mortgage Acquisition Trust 6.120% due 07/25/2036 •		$2,200	1,998
LAD Auto Receivables Trust 5.930% due 06/15/2027		2,076	2,078
LCCM Trust 6.643% due 12/13/2038 •		1,164	1,141
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		1,691	1,649
Long Beach Mortgage Loan Trust
5.897% due 04/21/2031 •		2,653	2,581
5.900% due 02/25/2036 •		641	623
6.020% due 10/25/2034 •		49	47
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		1,600	1,600
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •	EUR	96	103
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$7,800	7,223
Marlette Funding Trust 6.070% due 04/15/2033		1,494	1,494
Master Credit Card Trust 6.183% due 01/21/2027 •		10,800	10,846
Merrill Lynch Mortgage Investors Trust 5.760% due 08/25/2037 •		503	469
MF1 LLC 7.076% due 03/19/2039 •		900	899
MF1 Ltd.
6.546% due 07/16/2036 •		892	886
7.543% due 11/15/2035 •		12,000	11,966
MidOcean Credit CLO 6.616% due 01/29/2030 •		29	29
Morgan Stanley ABS Capital, Inc. Trust
5.570% due 12/25/2036 •		3,989	1,977
5.590% due 10/25/2036 •		78	68
5.620% due 09/25/2036 •		27	11
6.375% due 07/25/2034 •		604	618
Mountain View CLO LLC
6.629% due 01/16/2031 •		15,800	15,804
6.679% due 10/16/2029 •		377	377
Mountain View CLO Ltd. 6.789% due 04/15/2034 •		2,900	2,903
Navient Student Loan Trust 6.423% due 12/15/2059 •		2,548	2,546
Nelnet Student Loan Trust
6.300% due 02/25/2066 •		906	903
6.640% due 02/20/2041		831	832
7.533% due 02/20/2041 •		831	833
Oportun Issuance Trust 6.334% due 04/08/2031		3,904	3,906

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

OZLM Ltd. 6.840% due 07/15/2034 •		9,375	9,383
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		647	644
6.093% due 11/15/2031		2,200	2,201
6.278% due 10/15/2031		2,000	2,002
6.660% due 07/15/2031		362	363
6.811% due 05/15/2030		3,700	3,702
Palmer Square Loan Funding Ltd. 6.986% due 07/20/2029 •		14,900	14,862
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.390% due 05/25/2035 •		4,326	3,931
Prestige Auto Receivables Trust 5.648% due 04/15/2025		2,369	2,370
PRET LLC
1.744% due 07/25/2051 þ		1,609	1,569
1.868% due 07/25/2051 þ		540	530
2.487% due 07/25/2051 þ		3,586	3,531
3.721% due 07/25/2051 þ		4,791	4,712
4.992% due 02/25/2061 þ		447	443
Reach ABS Trust 7.050% due 02/18/2031		623	624
Ready Capital Mortgage Financing LLC 6.410% due 07/25/2036 •		1,425	1,418
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		660	664
Residential Asset Mortgage Products Trust
5.820% due 08/25/2046 •		5,320	4,592
6.525% due 05/25/2035 •		2,900	2,757
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		766	766
5.870% due 03/16/2026		1,120	1,120
5.910% due 06/15/2027		8,200	8,203
5.930% due 07/17/2028		2,600	2,619
6.080% due 08/17/2026		2,987	2,990
6.180% due 02/16/2027		6,124	6,132
6.310% due 07/15/2027		928	930
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	449	479
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		$500	497
5.350% due 06/21/2027		2,353	2,349
SMB Private Education Loan Trust
1.290% due 07/15/2053		2,093	1,919
1.310% due 07/17/2051		2,283	2,077
1.340% due 03/17/2053		5,969	5,404
2.850% due 11/16/2054		4,040	3,701
6.163% due 01/15/2037 •		3,683	3,671
6.883% due 11/15/2052 •		1,124	1,138
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,579	1,480
Sound Point CLO Ltd. 7.386% due 07/20/2032 •		6,100	6,104
Soundview Home Loan Trust 6.165% due 11/25/2035 •		717	704
Specialty Underwriting & Residential Finance Trust 6.435% due 12/25/2035 •		71	69
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •		5,430	5,328
Structured Asset Securities Corp. Mortgage Loan Trust 6.105% due 02/25/2036 «•		51	50
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.285% due 01/25/2035 •		1,585	1,598
Theorem Funding Trust 7.580% due 04/15/2029		788	795
TIAA CLO Ltd. 0.000% due 01/20/2032 •(b)		4,000	4,000
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	4,765	5,104
Towd Point Asset Trust 6.153% due 11/20/2061 •		$5,054	5,022
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		3,663	3,663
Tricolor Auto Securitization Trust
6.360% due 12/15/2027		959	960
6.610% due 10/15/2027		2,072	2,076
Trillium Credit Card Trust 6.196% due 08/26/2028 •		10,800	10,849
United Auto Credit Securitization Trust 6.170% due 08/10/2026		1,628	1,629
USAA Auto Owner Trust 5.830% due 07/15/2026		2,764	2,766
Venture CLO Ltd.
6.636% due 07/20/2030 •		757	758
6.716% due 04/20/2032 •		950	951

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

Volkswagen Auto Lease Trust 5.400% due 12/21/2026		12,000	11,995
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •		145	145
Westlake Automobile Receivables Trust
0.000% due 08/16/2027 •		2,500	2,501
5.560% due 02/15/2028		1,700	1,701
5.750% due 08/16/2027		4,000	4,000
5.960% due 10/15/2026		4,588	4,593
6.003% due 10/15/2026 •		4,483	4,489
6.230% due 01/15/2027		11,037	11,057
Wind River CLO Ltd. 7.240% due 07/15/2031 •		10,800	10,821
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,204	1,204

Total Asset-Backed Securities (Cost $659,351)			647,748

SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	53,100	8,793

Total Sovereign Issues (Cost $9,081)			8,793

		SHARES
COMMON STOCKS 7.1%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		21,380	882
Walt Disney Co.		21,380	2,123

			3,005

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		21,380	4,132

CONSUMER STAPLES 0.8%
Coca-Cola Co.		21,380	1,361
Home Depot, Inc.		21,380	7,360
McDonald's Corp.		21,380	5,448
NIKE, Inc. 'B'		21,380	1,611
Procter & Gamble Co.		21,380	3,526
Walmart, Inc.		21,380	1,448

			20,754

ENERGY 0.1%
Chevron Corp.		21,380	3,344

FINANCIALS 1.1%
American Express Co.		21,380	4,951
Goldman Sachs Group, Inc.		21,380	9,671
JPMorgan Chase & Co.		21,380	4,324
Travelers Cos., Inc.		21,380	4,347
Visa, Inc. 'A'		21,380	5,612

			28,905

HEALTH CARE 0.9%
Amgen, Inc.		21,380	6,680
Johnson & Johnson		21,380	3,125
Merck & Co., Inc.		21,380	2,647
UnitedHealth Group, Inc.		21,380	10,888

			23,340

INDUSTRIALS 0.7%
3M Co.		21,380	2,185
Boeing Co. (c)		21,380	3,891
Caterpillar, Inc.		21,380	7,122
Honeywell International, Inc.		21,380	4,565

			17,763

INFORMATION TECHNOLOGY 3.2%
Apple, Inc.		21,380	4,503
Cisco Systems, Inc.		21,380	1,016
Intel Corp.		21,380	662
International Business Machines Corp.		21,380	3,697
Microsoft Corp.		21,380	9,556
NVIDIA Corp.		459,519	56,769

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

Salesforce, Inc.	21,380	5,497

		81,700

MATERIALS 0.0%
Dow, Inc.	21,380	1,134

Total Common Stocks (Cost $181,923)		184,077

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 40.9%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$1,750	1,749
5.510% due 07/16/2024	9,100	9,075
5.520% due 07/02/2024	600	600
5.520% due 07/08/2024	600	599
AT&T, Inc. 5.550% due 07/15/2024	350	349
Bacardi-Martini BV 5.850% due 07/10/2024	400	399
Campbell Soup Co. 5.550% due 07/01/2024	250	250
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (b)	2,450	2,441
Conagra Brands, Inc. 5.800% due 07/09/2024	2,350	2,346
Constellation Brands, Inc.
5.640% due 07/01/2024	300	300
5.660% due 07/16/2024	250	249
5.670% due 07/16/2024	250	249
5.680% due 07/29/2024 (b)	250	249
Constellation Energy Generation LLC 5.540% due 07/09/2024	1,950	1,946
Crown Castle, Inc.
5.840% due 07/09/2024	5,600	5,590
5.840% due 07/11/2024	1,850	1,846
5.840% due 07/30/2024	1,350	1,343
5.840% due 08/01/2024	2,200	2,188
Discovery Communications LLC 6.000% due 07/15/2024 (b)	6,050	6,033
Entergy Corp.
5.550% due 07/18/2024	1,550	1,545
5.550% due 07/25/2024	1,350	1,344
5.550% due 08/01/2024	800	796
5.600% due 07/02/2024	800	800
Global Payments, Inc. 6.030% due 07/18/2024	400	399
Intel Corp.
5.520% due 07/08/2024	1,750	1,747
5.520% due 07/09/2024	4,350	4,343
Intercontinental Exchange, Inc.
5.500% due 07/11/2024	400	399
5.510% due 07/08/2024	850	849
5.510% due 07/15/2024	500	499
5.510% due 07/16/2024	850	848
5.510% due 07/19/2024	250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	250	249
5.510% due 07/19/2024	4,050	4,037
L3Harris Technologies, Inc.
5.520% due 07/22/2024	1,050	1,046
5.600% due 07/11/2024	1,700	1,697
5.600% due 07/17/2024	1,750	1,745
Marriott International, Inc.
5.530% due 08/06/2024	850	845
5.530% due 08/07/2024	250	248
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	1,250	1,248
5.570% due 07/09/2024	1,750	1,747
5.570% due 07/10/2024	1,750	1,747
5.580% due 07/11/2024	1,350	1,347
Penske Truck Leasing Co. LP
5.500% due 07/02/2024	1,100	1,099
5.510% due 08/02/2024	1,000	995
5.530% due 07/12/2024	250	249
5.540% due 08/20/2024	1,350	1,339
Southern California Edison Co.
5.600% due 07/01/2024	250	250
5.600% due 07/02/2024	1,800	1,799

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

5.600% due 07/12/2024 (b)		700	698
Targa Resources Corp. 6.000% due 07/22/2024		5,000	4,980
VW Credit, Inc.
5.530% due 07/08/2024		500	499
5.530% due 07/09/2024		1,850	1,847
5.530% due 07/10/2024		1,150	1,148
5.530% due 07/15/2024		500	499
5.550% due 07/16/2024		1,550	1,546
5.550% due 08/05/2024		600	596
5.570% due 08/21/2024		950	942

			86,061

REPURCHASE AGREEMENTS (h) 28.5%			736,706

SHORT-TERM NOTES 0.0%
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025		351	351

JAPAN TREASURY BILLS 9.1%
0.008% due 07/01/2024 - 09/30/2024 (d)(e)	JPY	37,880,000	235,434

Total Short-Term Instruments (Cost $1,065,345)			1,058,552

Total Investments in Securities (Cost $2,788,097)			2,746,324

		SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short Asset Portfolio		10,437,298	101,806
PIMCO Short-Term Floating NAV Portfolio III		799,591	7,779

Total Short-Term Instruments (Cost $108,730)			109,585

Total Investments in Affiliates (Cost $108,730)			109,585

Total Investments 110.6% (Cost $2,896,827)			$2,855,909
Financial Derivative Instruments (j)(l) 6.5%(Cost or Premiums, net $6,512)			166,851
Other Assets and Liabilities, net (17.1)%			(440,576)

Net Assets 100.0%			$2,582,184

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/24/2024	07/02/2024	CAD	70,000	Province of Ontario 2.900% due 06/02/2049	$(51,298)	$51,168	$51,214
4.710	06/26/2024	07/03/2024	70,000	Canada Government Bond 1.500% due 06/01/2031	(51,918)	51,168	51,201
4.710	06/28/2024	07/08/2024	10,000	Province of Ontario 2.900% due 06/02/2049	(7,432)	7,310	7,313
CEW	4.720	06/25/2024	07/03/2024	90,000	Province of Ontario 2.600% due 06/02/2027	(19,404)	65,787	65,838
Province of Quebec 3.100% due 12/01/2051	(47,029)
4.720	06/28/2024	07/08/2024	30,000	Province of Quebec 4.250% due 12/01/2043	(22,335)	21,929	21,938
4.730	07/02/2024	07/09/2024	80,000	Province of Ontario 2.150% - 3.650% due 06/02/2031 - 06/02/2033	(59,782)	58,477	58,477
DEU	5.400	06/28/2024	07/01/2024	$80,000	U.S. Treasury Bonds 4.000% due 11/15/2052	(80,250)	80,000	80,036
FICC	2.600	06/28/2024	07/01/2024	2,325	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(2,372)	2,325	2,326
JPS	5.340	03/14/2024	TBD(2)	171,568	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(169,048)	171,568	174,334
MEI	4.710	06/27/2024	07/05/2024	CAD	70,000	Canada Government Bond 3.000% due 06/01/2034	(52,152)	51,168	51,194
SAL	5.380	07/01/2024	07/02/2024	$82,700	U.S. Treasury Notes 0.750% due 04/30/2026	(84,397)	82,700	82,700
5.400	06/28/2024	07/01/2024	12,700	U.S. Treasury Notes 0.750% due 03/31/2026	(12,972)	12,700	12,706
TOR	4.700	06/28/2024	07/02/2024	CAD	110,000	Province of Alberta 3.060% due 06/01/2120	(36,288)	80,406	80,437
Province of Manitoba 2.050% - 2.950% due 06/02/2031 - 09/05/2120	(45,680)

Total Repurchase Agreements	$(742,357)	$736,706	$739,714

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS	4.300%	11/22/2023	TBD(4)	$(503)	$(516)

Total Reverse Repurchase Agreements	$(516)

(i)	Securities with an aggregate market value of $547 and cash of $1,873 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(295) at a weighted average interest rate of 4.490%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2024	3,010	$830,986	$813	$0	$(3,687)
U.S. Treasury 5-Year Note September Futures	09/2024	392	41,779	180	0	(43)
U.S. Treasury 10-Year Note September Futures	09/2024	269	29,586	260	0	(71)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	28	3,179	21	0	(14)
U.S. Treasury Long-Term Bond September Futures	09/2024	65	7,690	92	0	(65)

$1,366	$0	$(3,880)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	641	$(126,498)	$(1,332)	$260	$0
U.S. Treasury 2-Year Note September Futures	09/2024	94	(19,197)	(29)	2	0
United Kingdom Long Gilt September Futures	09/2024	2	(247)	(1)	1	0

$(1,362)	$263	$0

Total Futures Contracts	$4	$263	$(3,880)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.399%	$2,900	$49	$(15)	$34	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.451	800	12	(1)	11	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	800	(4)	17	13	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	2,000	15	19	34	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	2,920	526	(212)	314	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	3,440	414	108	522	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	1,000	3	1	4	0	0

$1,018	$(80)	$938	$4	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$2	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,772	(139)	122	(17)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	35	(7)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	300	(20)	15	(5)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,600	(76)	37	(39)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	1,000	(36)	4	(32)	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	990	(1)	65	64	0	(1)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	3,000	204	(12)	192	0	(2)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,200	12	14	26	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	13,500	296	(7)	289	0	(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	184,400	4,046	(216)	3,830	0	(16)

$4,242	$59	$4,301	$1	$(20)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.407%	Semi-Annual	07/21/2024	$53,900	$9	$(686)	$(677)	$0	$(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	15,200	(277)	883	606	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/20/2025	361,100	(1,238)	3,241	2,003	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	108,700	6	1,537	1,543	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	72,100	611	5,388	5,999	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	11,300	(96)	273	177	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	9,400	33	285	318	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	78,250	47	1,820	1,867	119	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030	11,300	(143)	1,692	1,549	28	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030	7,700	(27)	926	899	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	7,100	104	282	386	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	44,800	275	1,472	1,747	144	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.219	Semi-Annual	07/06/2031	28,000	(8)	5,372	5,364	106	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031	11,500	(3)	2,153	2,150	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	5,800	725	154	879	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033	7,700	(150)	276	126	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	27,200	79	1,896	1,975	142	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	01/13/2050	1,100	(3)	332	329	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	400	(3)	139	136	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	800	(1)	322	321	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	2,200	(13)	850	837	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	100	0	36	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	1,100	(20)	388	368	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	8,700	1,586	2,499	4,085	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	10,700	(240)	692	452	186	0

						$1,252	$32,225	$33,477	$1,120	$(23)

Total Swap Agreements						$6,512	$32,204	$38,716	$1,125	$(44)

(k)	Securities with an aggregate market value of $49,449 and cash of $18,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin liability of $(66) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,415		$867	$5	$0
	08/2024		$867	NZD	1,415	0	(5)
BOA	07/2024	SGD	81		$60	0	0
	07/2024		$60	SGD	81	0	0
	08/2024	JPY	7,980,000		$51,940	1,979	0
	08/2024	SGD	81		60	0	0
BPS	07/2024	CAD	84,060		61,469	15	0
	07/2024	EUR	410		446	7	0
	07/2024	GBP	55,791		71,268	742	0
	07/2024	KRW	12,951,951		9,398	8	0
	07/2024	TWD	185,722		5,740	26	0
	07/2024		$6,770	AUD	10,160	8	0
	07/2024		2,403	CAD	3,296	6	0
	07/2024		2,288	EUR	2,126	0	(11)
	07/2024		700	IDR	11,470,473	1	0
	07/2024		200	ILS	743	0	(4)
	07/2024		932	INR	78,036	3	0
	07/2024		1,904	NZD	3,099	0	(16)
	07/2024		4,762	SGD	6,459	1	0
	08/2024	AUD	10,160		$6,775	0	(8)
	08/2024	SGD	6,450		4,762	0	(1)
BRC	07/2024	JPY	3,770,000		25,252	1,820	0
	07/2024	MXN	14,608		791	0	(6)
	07/2024	SGD	6,459		4,782	18	0
	07/2024	THB	1,835		50	0	0
	07/2024		$4,000	CAD	5,467	0	(4)
	07/2024		59	DKK	406	0	(1)
	07/2024		10,433	PLN	41,676	0	(82)
	09/2024	JPY	3,770,000		$23,712	0	(41)
	09/2024	MXN	10,127		542	0	(5)
	09/2024		$2,951	MXN	56,181	83	0
BSH	07/2024	BRL	28,000		$5,551	542	0
	07/2024		$5,037	BRL	28,000	0	(28)
CBK	07/2024	BRL	11,203		$2,015	11	0
	07/2024	CAD	198,782		145,296	89	(100)
	07/2024		$2,056	BRL	11,203	0	(52)
	07/2024		2,752	GBP	2,164	0	(17)
	08/2024	BRL	11,241		$2,056	53	0
	10/2024	CNH	112,379		15,610	85	0
DUB	07/2024	AUD	10,160		6,724	0	(54)
	07/2024	CAD	112,657		82,289	0	(59)
FAR	07/2024		36,546		26,674	0	(42)
	07/2024	EUR	36,980		40,277	673	0
	07/2024	NZD	2,719		1,658	2	0
	08/2024		$1,658	NZD	2,719	0	(2)
GLM	07/2024	BRL	48,100		$8,978	374	0
	07/2024	KRW	1,189,420		864	1	0
	07/2024	TWD	42,748		1,322	6	0
	07/2024		$8,892	BRL	48,100	0	(287)
	07/2024		2,947	MXN	54,725	38	0
	04/2025	BRL	51,500		$9,232	302	0
	04/2025	DKK	40,900		6,046	78	0
JPM	07/2024	BRL	16,482		3,152	203	0
	07/2024	CAD	12,893		9,383	0	(42)
	07/2024	DKK	612		88	0	0
	07/2024	ILS	738		200	4	0
	07/2024	KRW	1,186,261		861	1	0
	07/2024	TWD	61,569		1,903	9	0
	07/2024		$2,970	BRL	16,482	0	(22)
	07/2024		10,313	CHF	9,255	0	(12)
	07/2024		392	INR	32,858	2	0
	08/2024	CHF	9,221		$10,313	12	0
	08/2024		$88	DKK	611	0	0
	09/2024		1,783	BRL	9,746	0	(52)
	04/2025	BRL	1,600		$285	7	0
MBC	07/2024	CAD	44,892		32,802	17	(33)
	07/2024	JPY	1,994,000		12,724	293	0
	07/2024		$17,937	CAD	24,561	21	(4)
	07/2024		5,166	GBP	4,050	0	(46)
	07/2024		491	INR	41,073	2	0
	08/2024	CAD	19,545		$14,285	0	(12)
MYI	07/2024	CHF	9,260		10,347	41	0
	07/2024	DKK	420		60	0	0
	07/2024	TWD	67,847		2,097	10	0
	07/2024		$13,635	INR	1,141,232	48	0
	07/2024		1,899	NZD	3,096	0	(13)
	08/2024	JPY	7,690,000		$49,932	1,888	0
	08/2024		$60	DKK	419	0	0
	09/2024	JPY	7,340,000		$46,775	572	0
	04/2025	DKK	44,800		6,614	77	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

RBC	07/2024	$62,869	GBP	49,577	0	(198)
08/2024	GBP	49,577	$62,879	198	0
SCX	07/2024	EUR	1,497	1,608	5	0
07/2024	IDR	328,240	20	0	0
07/2024	KRW	5,959,332	4,327	6	0
07/2024	TWD	141,951	4,388	20	0
07/2024	$39,385	EUR	36,761	0	(17)
07/2024	10,526	ZAR	193,974	122	0
08/2024	EUR	36,761	$39,443	17	0
09/2024	JPY	5,352,000	34,407	793	0
SSB	07/2024	CAD	450	330	1	0
TOR	07/2024	2,141	1,565	1	(1)
07/2024	NZD	2,061	1,262	7	0
08/2024	$1,262	NZD	2,061	0	(7)
UAG	07/2024	CAD	70,063	$51,323	108	0
07/2024	$91	DKK	628	0	(1)
04/2025	DKK	39,500	$5,827	63	0

Total Forward Foreign Currency Contracts	$11,524	$(1,285)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	1,862	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	$22,171	$0	$(92)	$0	$(92)
FAR	Receive	S&P 500 Total Return Index	11,401	5.720% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/12/2024	104,412	0	24,741	24,741	0
JPM	Receive	S&P 500 Total Return Index	1,738	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	20,695	0	(88)	0	(88)
Receive	S&P 500 Total Return Index	6,322	5.860% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	75,277	0	(320)	0	(320)
MBC	Receive	S&P 500 Total Return Index	14,910	5.730% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/24/2024	140,316	0	28,719	28,719	0
Receive	S&P 500 Total Return Index	14,235	5.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	144,777	0	20,158	20,158	0
Receive	S&P 500 Total Return Index	23,238	5.825% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	236,665	0	32,292	32,292	0
NGF	Receive	S&P 500 Total Return Index	809	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	9,633	0	(40)	0	(40)
RBC	Receive	S&P 500 Total Return Index	427	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	5,084	0	(21)	0	(21)
Receive	S&P 500 Total Return Index	512	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	6,096	0	(26)	0	(26)
Receive	S&P 500 Total Return Index	7,503	6.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	89,339	0	(253)	0	(253)
Receive	S&P 500 Total Return Index	2,350	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	27,982	0	(117)	0	(117)
Receive	S&P 500 Total Return Index	1,267	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	15,086	0	(63)	0	(63)
Receive	S&P 500 Total Return Index	455	6.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	5,434	0	(19)	0	(19)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	S&P 500 Total Return Index	678	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/19/2025	8,073	0	(34)	0	(34)
TOR	Receive	S&P 500 Total Return Index	1,134	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	13,503	0	(57)	0	(57)
	Receive	S&P 500 Total Return Index	29,865	5.870% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/11/2024	286,965	0	53,030	53,030	0
	Receive	S&P 500 Total Return Index	1,370	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	16,313	0	(68)	0	(68)
	Receive	S&P 500 Total Return Index	25,632	6.040% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/16/2025	302,795	0	1,544	1,544	0
UAG	Receive	S&P 500 Total Return Index	1,432	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	17,051	0	(72)	0	(72)

								$0	$159,214	$160,484	$(1,270)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	459,519	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$56,769	$0	$0	$0	$0

Total Swap Agreements								$0	$159,214	$160,484	$(1,270)

(m)

Securities with an aggregate market value of $3,586 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$1,492		$1,492
Corporate Bonds & Notes
Banking & Finance						0	190,902	0		190,902
Industrials						0	35,205	0		35,205
Utilities						0	7,825	0		7,825
U.S. Government Agencies						0	127,072	0		127,072
U.S. Treasury Obligations						0	190,028	0		190,028
Non-Agency Mortgage-Backed Securities						0	294,561	69		294,630
Asset-Backed Securities						4,000	643,650	98		647,748
Sovereign Issues						0	8,793	0		8,793
Common Stocks
Communication Services						3,005	0	0		3,005
Consumer Discretionary						4,132	0	0		4,132
Consumer Staples						20,754	0	0		20,754
Energy						3,344	0	0		3,344
Financials						28,905	0	0		28,905
Health Care						23,340	0	0		23,340
Industrials						17,763	0	0		17,763
Information Technology						81,700	0	0		81,700
Materials						1,134	0	0		1,134
Short-Term Instruments
Commercial Paper						2,441	83,620	0		86,061
Repurchase Agreements						0	736,706	0		736,706
Short-Term Notes						0	351	0		351
Japan Treasury Bills						0	235,434	0		235,434

						$190,518	$2,554,147	$1,659		$2,746,324
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$109,585	$0	$0		$109,585

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2024 (Unaudited)

Total Investments	$300,103	$2,554,147	$1,659	$2,855,909

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	261	1,127	0	1,388
Over the counter	0	172,008	0	172,008

	$261	$173,135	$0	$173,396
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,687)	(237)	0	(3,924)
Over the counter	0	(2,555)	0	(2,555)

	$(3,687)	$(2,792)	$0	$(6,479)

Total Financial Derivative Instruments	$(3,426)	$170,343	$0	$166,917

Totals	$296,677	$2,724,490	$1,659	$3,022,826

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.7% ¤
CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 7.3%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$199
3.000% due 10/29/2028		1,000	909
3.300% due 01/30/2032		1,000	859
American Honda Finance Corp.
5.000% due 05/23/2025		5,300	5,281
5.914% due 02/12/2025 •		5,200	5,208
Athene Global Funding 5.620% due 05/08/2026		5,700	5,707
Bank of America Corp.
5.933% due 09/15/2027 •		7,300	7,380
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,416
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,600	3,618
Bank of Nova Scotia 5.450% due 08/01/2029		9,300	9,395
Barclays PLC
3.650% due 03/16/2025		400	394
4.375% due 01/12/2026		1,300	1,279
4.972% due 05/16/2029 •		1,400	1,371
5.501% due 08/09/2028 •		200	200
7.437% due 11/02/2033 •		4,400	4,842
BPCE SA 5.203% due 01/18/2027		250	249
Citibank NA 5.488% due 12/04/2026		4,300	4,325
Credit Suisse AG AT1 Claim		11,100	1,332
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	100	104
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,235	2,161
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,000	2,046
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	181
3.375% due 11/13/2025		500	484
3.815% due 11/02/2027		200	188
4.063% due 11/01/2024		200	199
4.125% due 08/17/2027		600	570
4.271% due 01/09/2027		200	193
4.542% due 08/01/2026		400	389
5.800% due 03/05/2027		1,800	1,801
5.800% due 03/08/2029		1,300	1,296
6.950% due 06/10/2026		200	204
Goldman Sachs Bank USA 5.283% due 03/18/2027 •		500	499
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,600	1,590
3.500% due 11/16/2026		1,200	1,152
5.798% due 08/10/2026 •		7,200	7,205
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,400	1,407
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,629
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	519
4.292% due 09/12/2026 •		1,300	1,278
5.887% due 08/14/2027 •		600	605
Jackson National Life Global Funding 5.600% due 04/10/2026		5,550	5,541
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,200	1,118
1.578% due 04/22/2027 •		1,900	1,774
2.083% due 04/22/2026 •		200	194
3.782% due 02/01/2028 •		900	867
3.960% due 01/29/2027 •		1,800	1,759
5.040% due 01/23/2028 •		2,500	2,487
5.581% due 04/22/2030 •		200	203
6.070% due 10/22/2027 •		100	102
JPMorgan Chase Bank NA 5.110% due 12/08/2026		7,000	7,000
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(a)		3,000	2,989

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley
1.512% due 07/20/2027 •		3,700	3,421
2.188% due 04/28/2026 •		2,400	2,331
4.361% due 03/19/2027 ~	EUR	3,900	4,188
5.656% due 04/18/2030 •		$1,100	1,119
6.296% due 10/18/2028 •		1,000	1,032
Morgan Stanley Bank NA
5.504% due 05/26/2028 •		2,000	2,014
5.882% due 10/30/2026		5,000	5,063
NatWest Group PLC
4.445% due 05/08/2030 •		400	382
4.800% due 04/05/2026		1,100	1,087
4.892% due 05/18/2029 •		2,600	2,543
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,210
2.679% due 07/16/2030		1,900	1,618
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	13,185	1,506
Nykredit Realkredit AS
1.000% due 04/01/2025		58,080	8,210
1.500% due 10/01/2052		59,861	6,832
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$3,990	2,608
Realkredit Danmark AS
1.000% due 04/01/2025	DKK	66,700	9,417
1.500% due 10/01/2053		19,478	2,223
Royal Bank of Canada 4.875% due 01/19/2027		$5,600	5,565
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,804
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		2,200	2,121
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		5,300	5,303
UBS Group AG 4.751% due 05/12/2028 •		6,800	6,662
VICI Properties LP 5.750% due 04/01/2034		200	198
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,595	2,391
2.406% due 10/30/2025 •		5,000	4,944
3.196% due 06/17/2027 •		2,500	2,394
5.707% due 04/22/2028 •		100	101
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		2,000	2,009
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,629

			205,623

INDUSTRIALS 1.8%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,799
Bayer U.S. Finance LLC
6.125% due 11/21/2026		400	404
6.250% due 01/21/2029		200	204
6.375% due 11/21/2030		400	410
6.500% due 11/21/2033		200	205
6.875% due 11/21/2053		400	411
Carrier Global Corp. 4.375% due 05/29/2025	EUR	1,100	1,183
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		$1,200	1,109
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,147
DAE Funding LLC
2.625% due 03/20/2025		1,000	974
3.375% due 03/20/2028		1,100	1,012
Hyatt Hotels Corp. 1.800% due 10/01/2024		3,400	3,364
Hyundai Capital America
5.450% due 06/24/2026		1,600	1,598
6.512% due 08/04/2025 •		5,300	5,323
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		3,200	3,152
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	300
3.500% due 07/26/2026		400	384
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,571
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	823
MPLX LP 2.650% due 08/15/2030		$1,500	1,293

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	2,200	2,135
4.345% due 09/17/2027	2,800	2,675
4.810% due 09/17/2030	800	744
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	1,500	1,381
Sands China Ltd.
5.125% due 08/08/2025	5,000	4,960
5.400% due 08/08/2028	3,600	3,527
Southern Co. 3.700% due 04/30/2030	3,595	3,316
T-Mobile USA, Inc. 2.700% due 03/15/2032	1,500	1,255

		49,659

UTILITIES 0.7%
Electricite de France SA 5.700% due 05/23/2028	1,800	1,819
Eversource Energy 5.850% due 04/15/2031	6,700	6,786
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	915
4.550% due 07/01/2030	1,400	1,327
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	1,400	1,400
Southern California Edison Co.
4.875% due 02/01/2027	2,200	2,185
5.150% due 06/01/2029	3,600	3,598

		18,030

Total Corporate Bonds & Notes (Cost $278,816)		273,312

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,437
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	635	580

		2,017

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	3,000	3,221

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	104

Total Municipal Bonds & Notes (Cost $5,059)		5,342

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
5.800% due 09/25/2042 •	62	61
5.903% due 07/01/2032 •	6	6
5.908% due 10/01/2035 •	30	30
5.951% due 08/01/2035 •	61	61
5.953% due 07/01/2035 •	7	7
5.998% due 02/01/2034 •	11	11
6.047% due 03/01/2036 •	32	32
6.165% due 03/25/2036 •	30	29
6.175% due 02/01/2035 •	9	9
6.300% due 10/01/2035 •	14	14
6.413% due 11/01/2034 •	21	21
Freddie Mac
4.000% due 01/01/2048	39	37
5.626% due 09/01/2035 •	7	7
5.848% due 11/15/2043 •	644	635
6.353% due 10/25/2044 •	16	14
6.553% due 07/25/2044 •	67	62
Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	1,540	1,416
5.957% due 08/20/2062 •	223	223
Ginnie Mae, TBA 5.000% due 08/01/2054	9,600	9,351
U.S. International Development Finance Corp. 4.140% due 05/15/2030	562	547
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	6,772	6,378
3.500% due 04/01/2048	1,565	1,415

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

4.000% due 10/01/2030		28	27
4.500% due 02/01/2051 - 09/01/2053		87,233	82,391
5.000% due 02/01/2053 - 12/01/2053		34,311	33,188
5.500% due 09/01/2027		1	1
Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2054		64,150	62,005
5.500% due 07/01/2054 - 08/01/2054		95,000	93,690
6.000% due 08/01/2054		113,600	113,880
6.500% due 07/01/2054 - 08/01/2054		80,150	81,575

Total U.S. Government Agencies (Cost $484,672)			487,123

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
3.000% due 08/15/2048		874	664
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024		50,222	49,721
0.125% due 04/15/2025 (i)(k)		4,734	4,605
0.125% due 10/15/2025 (k)		7,491	7,246
0.250% due 01/15/2025		36,003	35,260
0.375% due 07/15/2025 (i)(k)		8,593	8,378
0.625% due 01/15/2026 (i)(k)		6,597	6,383
0.625% due 07/15/2032		10,143	9,099
0.625% due 02/15/2043 (k)		1,722	1,294
0.750% due 02/15/2045 (k)		2,796	2,096
1.000% due 02/15/2046 (k)		7,381	5,766
1.000% due 02/15/2048 (k)		489	375
2.125% due 04/15/2029		31,117	31,163
U.S. Treasury Notes
0.375% due 12/31/2025 (i)		5,400	5,051
0.500% due 02/28/2026 (i)(k)		22,100	20,581
2.625% due 12/31/2025 (i)(k)		3,058	2,959
3.000% due 10/31/2025 (i)(k)		15,086	14,707

Total U.S. Treasury Obligations (Cost $212,766)			205,348

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •		288	233
5.670% due 10/25/2046 •		143	79
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		2,849	2,838
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	7,458	9,429
Banc of America Funding Trust
5.020% due 01/20/2047 ~		$8	7
5.833% due 10/20/2036 •		172	126
Bear Stearns ALT-A Trust
4.324% due 08/25/2036 ~		324	218
5.310% due 05/25/2035 ~		34	32
5.543% due 07/25/2035 ~		1,628	1,060
BINOM Securitization Trust 4.441% due 08/25/2057 ~		5,395	5,117
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,548	4,906
3.250% due 09/25/2063 ~		4,857	4,318
3.250% due 03/25/2064 ~		4,477	3,911
6.585% due 05/25/2055 •		6,600	6,612
CIM Trust 5.500% due 08/25/2064 ~		9,058	9,070
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		1,563	1,384
5.780% due 01/25/2037 •		2,886	2,424
6.170% due 09/25/2062 þ		7,734	7,738
COLT Mortgage Loan Trust 6.393% due 06/25/2069 þ		3,692	3,717
Countrywide Alternative Loan Trust
3.150% due 06/25/2037 «~		172	131
5.500% due 05/25/2035 •		836	629
5.663% due 07/20/2046 •		217	173
5.873% due 03/20/2046 •		398	335
7.203% due 10/20/2035 •		145	100
Countrywide Home Loan Mortgage Pass-Through Trust
6.040% due 04/25/2035 •		35	32
6.100% due 03/25/2035 •		23	21
Credit Suisse First Boston Mortgage Securities Corp. 5.729% due 06/25/2033 «~		10	9
Credit Suisse Mortgage Capital Certificates 5.760% due 01/27/2037 •		711	469
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		3,327	3,215
2.000% due 01/25/2060 ~		6,536	5,648
3.904% due 04/25/2062 ~		1,672	1,563

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Cross Mortgage Trust 6.093% due 04/25/2069 þ	3,129	3,125
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.960% due 02/25/2035 «•	148	139
Downey Savings & Loan Association Mortgage Loan Trust
5.973% due 08/19/2045 •	110	90
6.146% due 07/19/2044 ~	8	7
First Horizon Alternative Mortgage Securities Trust 5.261% due 03/25/2035 ~	27	15
GCAT Trust 6.085% due 06/25/2059 þ	3,101	3,106
GreenPoint Mortgage Funding Trust 5.820% due 01/25/2037 •	4,229	3,668
GSMSC Pass-Through Trust 5.889% due 12/26/2036 •	2,435	1,653
GSR Mortgage Loan Trust 5.057% due 09/25/2035 ~	11	10
HarborView Mortgage Loan Trust
5.673% due 07/19/2047 •	4,534	4,069
5.933% due 12/19/2036 •	4,081	3,825
HomeBanc Mortgage Trust 4.899% due 04/25/2037 ~	222	192
IndyMac IMSC Mortgage Loan Trust 5.610% due 03/25/2047 •	11,305	7,268
IndyMac INDX Mortgage Loan Trust
4.767% due 12/25/2034 ~	5	5
5.760% due 06/25/2037 •	149	52
5.880% due 05/25/2046 •	387	334
6.240% due 05/25/2034 «•	2	1
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036	1,788	909
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •	943	851
JP Morgan Mortgage Trust
5.643% due 02/25/2035 «~	6	5
6.000% due 01/25/2036 «	253	114
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ	1,499	1,489
Lehman XS Trust 5.860% due 09/25/2046 •	5,246	4,736
MASTR Adjustable Rate Mortgages Trust 5.953% due 12/25/2046 •	5,454	3,966
Merrill Lynch Alternative Note Asset Trust 5.840% due 07/25/2047 •	2,116	1,859
MFA Trust
1.131% due 07/25/2060 ~	4,084	3,611
4.400% due 03/25/2068 þ	3,648	3,532
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	1,460	1,383
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,967	2,790
6.864% due 10/25/2063 þ	8,057	8,155
OBX Trust
3.601% due 04/25/2053 ~	5,657	5,435
5.949% due 02/25/2063 þ	3,740	3,727
6.030% due 01/25/2064 þ	4,000	4,006
6.113% due 03/25/2063 þ	2,910	2,912
6.233% due 05/25/2064 þ	2,678	2,692
6.567% due 06/25/2063 þ	3,018	3,043
ONE Park Mortgage Trust 6.143% due 03/15/2036 •	2,800	2,723
PRET LLC
3.900% due 10/25/2063 ~	768	734
7.021% due 02/25/2054 þ	3,191	3,185
7.125% due 04/25/2054 þ	2,000	2,001
PRKCM Trust
6.333% due 03/25/2059 þ	3,197	3,206
6.431% due 05/25/2059 þ	3,452	3,468
PRPM LLC
4.200% due 12/25/2064 þ	2,426	2,334
6.959% due 02/25/2029 þ	3,701	3,718
RCKT Mortgage Trust 6.147% due 06/25/2044 þ	2,185	2,200
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 «	118	87
5.760% due 02/25/2047 •	1,643	1,410
5.780% due 01/25/2037 •	3,536	3,002
5.800% due 01/25/2037 •	2,105	1,754
5.830% due 12/25/2036 «•	54	44
6.000% due 03/25/2037	1,439	1,178
6.281% due 09/25/2034 ~	1,231	1,180
6.430% due 11/25/2037 ~	3,836	3,146
Residential Asset Securitization Trust
5.500% due 09/25/2035	2,580	1,231

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

5.810% due 10/25/2048 «		3	3
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	2,300	2,916
Structured Adjustable Rate Mortgage Loan Trust 6.553% due 01/25/2035 •		$43	38
Structured Asset Mortgage Investments Trust
5.580% due 08/25/2036 •		4,059	3,421
5.840% due 07/25/2046 •		1,455	1,097
5.900% due 05/25/2036 •		59	46
5.900% due 05/25/2046 •		319	109
5.953% due 07/19/2035 •		25	23
6.020% due 02/25/2036 •		82	66
6.538% due 02/25/2036 •		342	282
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.351% due 06/25/2033 «~		2	2
Taurus U.K. DAC 6.084% due 05/17/2031 •	GBP	695	874
Towd Point Mortgage Funding
0.000% due 07/20/2053 •		6,600	8,355
6.583% due 07/20/2045 •		9,451	11,956
Towd Point Mortgage Trust 6.460% due 10/25/2059 •		$1,349	1,372
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	2,970	3,764
Verus Securitization Trust
5.811% due 05/25/2068 þ		$1,315	1,308
6.116% due 03/25/2069 þ		7,679	7,683
6.192% due 06/25/2069 þ		3,800	3,813
6.218% due 06/25/2069 þ		1,576	1,583
6.665% due 09/25/2068 þ		4,764	4,805
WaMu Mortgage Pass-Through Certificates Trust
6.040% due 10/25/2045 •		271	260
6.040% due 12/25/2045 •		5,749	4,996
6.080% due 01/25/2045 •		12	12
6.100% due 01/25/2045 •		17	16
6.153% due 02/25/2046 •		3,446	2,984
Washington Mutual Mortgage Pass-Through Certificates Trust
5.983% due 11/25/2046 •		1,855	1,484
6.003% due 10/25/2046 •		2,766	2,253

Total Non-Agency Mortgage-Backed Securities (Cost $264,124)			260,440

ASSET-BACKED SECURITIES 33.4%
Aames Mortgage Investment Trust
6.450% due 07/25/2035 •		415	416
7.485% due 01/25/2035 •		1,361	1,283
ACE Securities Corp. Home Equity Loan Trust
5.700% due 12/25/2036 •		10,200	5,252
5.780% due 03/25/2037 •		3,587	1,524
ACHV ABS Trust
6.810% due 11/25/2030		207	207
7.240% due 11/25/2030		1,500	1,508
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.165% due 10/25/2035 •		7,272	6,742
Albacore Euro CLO Ltd. 4.984% due 10/18/2034 •	EUR	8,400	9,001
American Express Credit Account Master Trust 4.870% due 05/15/2028		$5,200	5,180
AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		20,267	20,270
5.750% due 02/18/2028		5,200	5,201
6.190% due 04/19/2027		7,376	7,394
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.480% due 10/25/2034 •		450	443
6.585% due 11/25/2034 •		2,887	2,700
Apidos CLO 6.489% due 07/18/2029 •		1,285	1,286
Arbor Realty Commercial Real Estate Notes Ltd.
7.729% due 05/15/2037 •		3,400	3,396
8.229% due 05/15/2037 •		3,400	3,385
AREIT LLC
7.571% due 06/17/2039 •		8,400	8,434
8.123% due 06/17/2039 •		7,461	7,495
Ares CLO Ltd. 6.637% due 04/17/2033 •		6,800	6,818
Ares European CLO DAC 4.747% due 04/20/2032 •	EUR	4,600	4,930
Argent Securities Trust 5.940% due 05/25/2035 •		$1,856	1,645
Asset-Backed Securities Corp. Home Equity Loan Trust 6.555% due 02/25/2035 •		431	451
Aurium CLO DAC 4.653% due 01/16/2031 •	EUR	9,069	9,711

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		$7,143	7,016
3.350% due 09/22/2025		150	149
5.900% due 08/21/2028		4,300	4,356
6.120% due 04/20/2027		10,800	10,893
BA Credit Card Trust
4.790% due 05/15/2028		5,400	5,367
4.980% due 11/15/2028		11,000	11,000
Bank of America Auto Trust 5.830% due 05/15/2026		4,193	4,197
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		1,100	1,099
5.670% due 04/15/2027		2,000	1,995
Bear Stearns Asset-Backed Securities Trust
6.135% due 08/25/2036 •		992	986
6.148% due 10/25/2036 ~		106	105
BHG Securitization Trust 5.320% due 10/17/2035		1,219	1,217
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •		13,400	13,447
BNPP AM Euro CLO DAC 4.717% due 07/22/2032 •	EUR	6,000	6,416
BofA Auto Trust 5.350% due 11/15/2028		$500	502
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		600	599
5.820% due 09/15/2026		357	357
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		8,000	8,070
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		7,000	6,869
Capital One Prime Auto Receivables Trust 5.983% due 09/15/2025 •		130	130
Carlyle Euro CLO DAC
4.606% due 01/15/2031 •	EUR	3,175	3,406
4.718% due 08/15/2032 •		3,498	3,741
CarMax Auto Owner Trust
3.490% due 02/16/2027		$1,635	1,612
5.300% due 03/15/2027		9,300	9,282
6.233% due 12/15/2025 •		590	590
Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,120	2,124
5.420% due 04/10/2028		5,270	5,259
5.760% due 04/12/2027		997	997
5.770% due 04/12/2027		416	416
5.980% due 12/10/2027		2,568	2,575
6.360% due 04/12/2027		2,245	2,250
6.410% due 09/10/2027		2,705	2,713
CBAM Ltd. 6.599% due 04/17/2031 •		4,620	4,624
Chase Auto Owner Trust 5.480% due 04/26/2027		7,300	7,295
Chase Issuance Trust 4.720% due 01/15/2031		11,100	11,036
Citigroup Mortgage Loan Trust 5.880% due 08/25/2036 •		10,763	10,561
Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,297
5.430% due 10/15/2026		2,000	1,998
5.540% due 11/16/2026		6,600	6,599
6.130% due 07/15/2026		2,816	2,820
6.283% due 07/15/2026 •		2,285	2,288
College Avenue Student Loans LLC 2.320% due 07/26/2055		4,812	4,245
Countrywide Asset-Backed Certificates Trust
5.660% due 06/25/2047 •		2,043	1,741
5.680% due 09/25/2037 •		409	419
5.710% due 06/25/2047 •		1,606	1,538
5.740% due 06/25/2035 •		2,706	2,394
5.740% due 03/25/2037 •		1,823	1,723
5.820% due 11/25/2047 •		1,029	977
5.880% due 05/25/2047 •		3,226	2,786
6.495% due 12/25/2035 •		4,948	4,780
CPS Auto Receivables Trust 5.710% due 09/15/2027		1,618	1,617
CRB Securitization Trust 6.960% due 10/20/2033		2,872	2,891
Credit-Based Asset Servicing & Securitization LLC 2.837% due 01/25/2036 þ		6,212	4,997
Crown Point CLO Ltd. 7.286% due 07/20/2034 •		2,150	2,153
CVC Cordatus Loan Fund DAC 5.091% due 10/23/2034 •	EUR	6,078	6,510

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •		$5,000	5,019
DLLAA LLC 5.930% due 07/20/2026		815	817
Drive Auto Receivables Trust 5.830% due 12/15/2026		7,172	7,174
DT Auto Owner Trust 6.290% due 08/16/2027		4,889	4,902
Enterprise Fleet Financing LLC 3.030% due 01/20/2028		2,354	2,331
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		1,000	997
5.530% due 10/15/2026		2,830	2,828
5.630% due 10/15/2026		1,500	1,499
5.650% due 12/15/2027		2,100	2,102
5.700% due 05/15/2026		6,400	6,401
5.820% due 02/15/2027		1,000	1,000
6.320% due 03/15/2027		6,500	6,521
FHF Trust
4.430% due 01/18/2028		591	586
6.570% due 06/15/2028		4,094	4,121
Fifth Third Auto Trust 5.800% due 11/16/2026		2,315	2,317
Ford Credit Auto Lease Trust 5.240% due 07/15/2026		20,600	20,557
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		7,673	7,595
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		3,688	3,696
Fremont Home Loan Trust
5.730% due 10/25/2036 •		1,855	1,621
6.120% due 01/25/2036 •		188	178
Gallatin CLO Ltd. 7.240% due 07/15/2031 •		3,100	3,104
GE-WMC Mortgage Securities Trust 5.540% due 08/25/2036 «•		6	2
GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		567	564
5.570% due 02/16/2027		9,700	9,686
5.700% due 01/15/2027		3,057	3,056
5.770% due 06/15/2027		1,400	1,400
6.040% due 03/15/2027		2,546	2,549
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,030	3,053
6.270% due 08/16/2027		4,614	4,628
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		3,030	3,030
5.783% due 01/20/2026 •		527	527
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		3,600	3,580
5.120% due 02/16/2027		6,700	6,680
Griffith Park CLO DAC 4.550% due 11/21/2031 •	EUR	6,289	6,707
GSAA Home Equity Trust 6.525% due 06/25/2035 •		$1,750	1,690
GSAMP Trust
5.640% due 11/25/2035 •		44	4
5.940% due 03/25/2046 •		2,588	2,519
5.960% due 05/25/2046 •		10,220	9,539
7.260% due 06/25/2035 •		6,606	6,168
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		1,500	1,500
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027		1,700	1,701
Harvest CLO DAC 4.546% due 10/15/2031 •	EUR	1,894	2,019
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$7,200	7,106
1.990% due 06/25/2026		2,500	2,429
5.490% due 06/25/2027		1,500	1,499
Home Equity Loan Trust 5.800% due 04/25/2037 •		10,740	8,922
Home Partners of America Trust 1.901% due 12/17/2026		875	804
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		4,335	4,337
HSI Asset Securitization Corp. Trust
5.600% due 12/25/2036 •		8,077	6,799
5.660% due 07/25/2036 •		3,724	1,606
5.925% due 03/25/2036 •		12,663	11,255
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		4,700	4,686
5.290% due 04/15/2027		4,500	4,493

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

JP Morgan Mortgage Acquisition Trust
4.456% due 07/25/2036 •		5,812	5,331
5.720% due 03/25/2037 •		146	143
5.865% due 05/25/2036 •		926	901
Jubilee CLO DAC 4.516% due 04/15/2030 •	EUR	360	386
KKR CLO Ltd.
6.529% due 07/18/2030 •		$1,330	1,332
6.739% due 01/16/2028 •		929	930
7.189% due 07/18/2030 •		4,300	4,306
KREF Ltd. 6.789% due 02/17/2039 •		2,600	2,598
LCM LP 7.088% due 07/19/2027 •		905	905
LCM Ltd. 7.036% due 10/20/2028 •		5,550	5,555
Lehman XS Trust 5.780% due 05/25/2036 •		1,942	1,655
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		1,582	1,544
Lendmark Funding Trust 1.900% due 11/20/2031		6,326	5,805
LoanCore Issuer Ltd. 6.883% due 01/17/2037 •		997	998
Long Beach Mortgage Loan Trust
5.800% due 12/25/2036 •		8,724	3,022
5.980% due 08/25/2045 •		641	617
6.375% due 08/25/2035 •		1,800	1,607
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		1,600	1,600
M360 Ltd. 7.708% due 11/22/2038 •		3,100	2,989
Madison Park Euro Funding DAC 4.622% due 10/25/2030 •	EUR	1,984	2,119
Man GLG Euro CLO DAC
1.970% due 10/15/2032		2,500	2,446
4.586% due 10/15/2030 •		353	378
5.606% due 10/15/2032 •		5,500	5,792
Marlette Funding Trust
5.180% due 11/15/2032		$19	19
5.950% due 11/15/2032		2,900	2,895
6.070% due 04/15/2033		1,547	1,547
Master Credit Card Trust 6.183% due 01/21/2027 •		10,300	10,344
MASTR Asset-Backed Securities Trust
5.680% due 11/25/2036 •		16,688	5,181
6.210% due 10/25/2035 •		7,781	7,282
Merrill Lynch Mortgage Investors Trust
5.680% due 07/25/2037 •		12,075	5,252
5.680% due 08/25/2037 •		4,434	2,269
MF1 LLC 7.076% due 03/19/2039 •		1,000	999
MF1 Ltd. 7.089% due 02/19/2037 •		7,000	6,877
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 10/25/2036 •		628	547
5.590% due 02/25/2037 •		2,525	2,229
5.780% due 09/25/2036 •		852	360
6.030% due 12/25/2035 •		3,684	3,027
6.165% due 12/25/2034 •		680	637
Mountain View CLO Ltd. 6.789% due 04/15/2034 •		3,200	3,203
Nelnet Student Loan Trust
6.640% due 02/20/2041		755	756
7.533% due 02/20/2041 •		831	833
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.955% due 03/25/2036 •		4,476	4,046
NovaStar Mortgage Funding Trust 6.540% due 06/25/2035 •		531	529
Option One Mortgage Loan Trust 6.000% due 01/25/2036 •		7,578	6,897
OZLM Funding Ltd. 6.836% due 10/22/2030 •		1,847	1,850
OZLM Ltd. 6.525% due 10/20/2031 •		5,721	5,724
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		384	384
6.060% due 03/15/2030		2,558	2,558
6.159% due 05/15/2030		175	175
6.319% due 08/15/2031		2,427	2,430
6.660% due 07/15/2031		362	363
7.128% due 06/16/2031		721	722
7.600% due 12/16/2030		1,269	1,275

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Palmer Square European Loan Funding DAC
4.636% due 07/15/2031 •	EUR	3,421	3,645
4.686% due 04/15/2031 •		3,810	4,083
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.510% due 10/25/2034 •		$669	655
7.260% due 09/25/2034 •		3,625	3,435
7.260% due 12/25/2034 •		827	806
7.635% due 09/25/2034 •		5,700	5,070
Prestige Auto Receivables Trust 5.690% due 05/17/2027		4,127	4,121
PRET LLC
1.744% due 07/25/2051 þ		1,333	1,300
1.843% due 09/25/2051 þ		4,022	3,880
2.487% due 10/25/2051 þ		2,705	2,682
7.143% due 01/25/2054 þ		2,004	2,009
Progress Residential Trust 2.013% due 11/17/2040		2,189	1,921
Providus CLO DAC 4.656% due 07/15/2031 •	EUR	2,188	2,343
Rad CLO Ltd. 0.000% due 04/25/2032 •		$4,500	4,509
RCKT Mortgage Trust 6.025% due 02/25/2044 ~		943	945
Reach ABS Trust
6.300% due 02/18/2031		563	564
7.050% due 02/18/2031		592	593
Ready Capital Mortgage Financing LLC
7.812% due 06/25/2037 •		2,116	2,126
8.456% due 06/25/2037 •		7,200	7,222
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		12,593	3,223
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		891	861
4.320% due 09/25/2030		754	739
5.380% due 11/25/2030		2,375	2,363
Residential Asset Mortgage Products Trust
5.900% due 12/25/2035 •		490	432
6.150% due 10/25/2035 •		1,388	1,369
Residential Asset Securities Corp. Trust
5.730% due 08/25/2036 •		10,244	9,964
6.165% due 11/25/2035 •		4,374	4,209
Santander Drive Auto Receivables Trust
5.250% due 04/17/2028		500	498
5.630% due 01/16/2029		5,500	5,510
5.710% due 02/16/2027		842	842
5.870% due 03/16/2026		1,091	1,091
5.930% due 07/17/2028		2,500	2,518
6.080% due 08/17/2026		2,753	2,756
6.180% due 02/16/2027		5,912	5,919
SBNA Auto Lease Trust
5.670% due 11/20/2026		2,200	2,202
6.520% due 04/20/2028		1,500	1,529
Sculptor European CLO DAC 4.696% due 01/14/2032 •	EUR	8,657	9,273
Securitized Asset-Backed Receivables LLC Trust
5.800% due 08/25/2036 •		$578	187
5.940% due 07/25/2036 •		5,325	2,103
6.120% due 08/25/2035 •		1,258	1,009
6.510% due 03/25/2035 •		1,178	1,148
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		500	497
5.350% due 06/21/2027		2,440	2,436
5.710% due 10/20/2027		2,435	2,436
SLM Private Education Loan Trust 10.193% due 10/15/2041 •		5,011	5,243
SMB Private Education Loan Trust
6.883% due 11/15/2052 •		1,080	1,095
7.183% due 05/16/2050 •		1,710	1,745
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,243	3,040
Soundview Home Loan Trust
5.640% due 02/25/2037 •		611	172
5.760% due 01/25/2037 •		13,350	12,532
5.925% due 02/25/2036 •		3,762	3,442
Starwood Mortgage Trust 7.133% due 11/15/2038 •		10,800	10,387
Structured Asset Investment Loan Trust
5.590% due 07/25/2036 •		886	631
5.610% due 09/25/2036 •		315	307
6.390% due 06/25/2035 •		7,759	7,359
6.410% due 08/25/2033 •		5,026	4,897
Structured Asset Securities Corp. Mortgage Loan Trust
5.620% due 03/25/2036 •		255	241
5.800% due 12/25/2036 •		375	365

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

6.944% due 04/25/2035 •		32	32
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		1,204	1,205
TCI-Symphony CLO Ltd. 7.140% due 10/13/2032 •		5,000	5,004
Theorem Funding Trust 7.580% due 04/15/2029		750	757
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	3,725	3,990
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		$1,892	1,891
6.290% due 05/25/2064 ~		4,644	4,664
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		3,451	3,451
Tralee CLO Ltd. 7.085% due 10/25/2032 •		2,100	2,102
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		2,072	2,076
Upstart Pass-Through Trust 4.300% due 05/20/2030		974	950
Upstart Securitization Trust 4.370% due 05/20/2032		10	10
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		639	625
Venture CLO Ltd.
6.470% due 04/15/2027 •		14	14
6.991% due 07/30/2032 •		3,500	3,502
7.341% due 07/30/2032 •		4,100	4,104
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(a)		11,600	11,600
Veros Auto Receivables Trust 7.120% due 11/15/2028		3,743	3,755
VMC Finance LLC 7.233% due 02/18/2039 •		6,732	6,716
Volkswagen Auto Lease Trust 5.400% due 12/21/2026		12,800	12,794
Voya CLO Ltd. 6.525% due 07/20/2032 •		4,400	4,410
WaMu Asset-Backed Certificates WaMu Trust 5.685% due 05/25/2037 •		3,080	2,848
Westlake Automobile Receivables Trust
5.440% due 05/17/2027		900	898
5.620% due 03/15/2027		2,300	2,298
5.903% due 03/15/2027 •		1,100	1,100
5.960% due 10/15/2026		4,308	4,313
6.003% due 10/15/2026 •		4,273	4,278
6.230% due 01/15/2027		10,940	10,960
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,133	1,133

Total Asset-Backed Securities (Cost $953,049)			935,728

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	52,900	8,760
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	54,703	2,518
3.000% due 12/03/2026 (f)		4,877	247
4.000% due 11/30/2028 (f)		16,013	819

Total Sovereign Issues (Cost $12,726)			12,344

		SHARES
COMMON STOCKS 7.1%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		22,981	947
Walt Disney Co.		22,981	2,282

			3,229

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		22,981	4,441

CONSUMER STAPLES 0.8%
Coca-Cola Co.		22,981	1,463
Home Depot, Inc.		22,981	7,911
McDonald's Corp.		22,981	5,857
NIKE, Inc. 'B'		22,981	1,732
Procter & Gamble Co.		22,981	3,790

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Walmart, Inc.	22,981	1,556

		22,309

ENERGY 0.1%
Chevron Corp.	22,981	3,595

FINANCIALS 1.1%
American Express Co.	22,981	5,321
Goldman Sachs Group, Inc.	22,981	10,395
JPMorgan Chase & Co.	22,981	4,648
Travelers Cos., Inc.	22,981	4,673
Visa, Inc. 'A'	22,981	6,032

		31,069

HEALTH CARE 0.9%
Amgen, Inc.	22,981	7,181
Johnson & Johnson	22,981	3,359
Merck & Co., Inc.	22,981	2,845
UnitedHealth Group, Inc.	22,981	11,703

		25,088

INDUSTRIALS 0.7%
3M Co.	22,981	2,349
Boeing Co. (c)	22,981	4,183
Caterpillar, Inc.	22,981	7,655
Honeywell International, Inc.	22,981	4,907

		19,094

INFORMATION TECHNOLOGY 3.2%
Apple, Inc.	22,981	4,840
Cisco Systems, Inc.	22,981	1,092
Intel Corp.	22,981	712
International Business Machines Corp.	22,981	3,975
Microsoft Corp.	22,981	10,271
NVIDIA Corp.	511,178	63,151
Salesforce, Inc.	22,981	5,908

		89,949

MATERIALS 0.0%
Dow, Inc.	22,981	1,219

Total Common Stocks (Cost $197,667)		199,992

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.8%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$3,000	2,998
5.520% due 07/02/2024	750	750
5.520% due 07/08/2024	350	350
AT&T, Inc. 5.550% due 07/15/2024	600	599
Bacardi-Martini BV 5.850% due 07/10/2024	450	449
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (a)	7,550	7,522
Constellation Brands, Inc.
5.640% due 07/01/2024	250	250
5.660% due 07/16/2024	250	249
5.660% due 07/19/2024	1,750	1,744
5.670% due 07/16/2024	300	299
5.680% due 07/22/2024	1,950	1,942
5.680% due 07/29/2024 (a)	250	249
Crown Castle, Inc.
5.840% due 07/09/2024	5,550	5,540
5.840% due 07/11/2024	2,100	2,096
Discovery Communications LLC 6.000% due 07/15/2024 (a)	6,550	6,532
Entergy Corp.
5.550% due 07/18/2024	850	847
5.550% due 07/24/2024	250	249
5.550% due 07/25/2024	350	349

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

5.550% due 08/01/2024		900	895
5.600% due 07/02/2024		900	899
Global Payments, Inc. 6.030% due 07/18/2024		350	349
Intel Corp.
5.520% due 07/08/2024		1,700	1,697
5.520% due 07/09/2024		4,800	4,792
Intercontinental Exchange, Inc.
5.500% due 07/03/2024		300	300
5.510% due 07/08/2024		900	899
5.510% due 07/15/2024		650	648
5.510% due 07/19/2024		300	299
5.510% due 07/22/2024		250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024		400	398
5.510% due 07/19/2024		1,800	1,794
L3Harris Technologies, Inc.
5.520% due 07/22/2024		950	947
5.520% due 07/24/2024		1,450	1,444
5.600% due 07/11/2024		1,900	1,896
5.600% due 07/17/2024		1,950	1,944
Marathon Oil Corp. 5.830% due 07/05/2024		1,500	1,498
Marriott International, Inc.
5.530% due 08/06/2024		850	845
5.530% due 08/07/2024		400	398
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		1,350	1,348
5.570% due 07/09/2024		2,150	2,146
5.570% due 07/10/2024		1,850	1,847
5.570% due 08/13/2024 (a)		4,050	4,021
5.580% due 07/11/2024		1,500	1,497
Parker Hannifin Corp.
5.520% due 08/27/2024		550	545
5.520% due 08/28/2024		1,450	1,436
Penske Truck Leasing Co. LP
5.500% due 07/09/2024		250	250
5.510% due 08/02/2024		1,100	1,094
5.530% due 07/12/2024		250	249
Southern California Edison Co.
5.600% due 07/02/2024		2,350	2,349
5.600% due 07/08/2024		2,550	2,546
5.600% due 07/12/2024 (a)		550	549
5.600% due 07/18/2024 (a)		250	249
Targa Resources Corp.
6.000% due 07/19/2024		2,000	1,993
6.000% due 07/26/2024		3,900	3,882
6.000% due 07/29/2024 (a)		350	348
VW Credit, Inc.
5.530% due 07/08/2024		600	599
5.530% due 07/09/2024		1,700	1,697
5.530% due 07/10/2024		1,550	1,547
5.530% due 07/15/2024		950	948
5.530% due 07/18/2024		350	349
5.530% due 07/23/2024		550	548
5.540% due 07/10/2024		400	399
5.550% due 07/16/2024		1,500	1,496
5.570% due 08/21/2024		2,550	2,529

			91,666

REPURCHASE AGREEMENTS (g) 16.7%			469,219

SHORT-TERM NOTES 0.0%
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025		360	361

JAPAN TREASURY BILLS 8.3%
0.008% due 07/01/2024 - 09/30/2024 (d)(e)	JPY	37,300,000	231,828

U.S. TREASURY BILLS 0.5%
5.373% due 07/11/2024 - 09/19/2024 (d)(e)(i)(k)		$14,071	13,990

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $813,488)		807,064

Total Investments in Securities (Cost $3,222,367)		3,186,694

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short Asset Portfolio	13,477,899	131,463
PIMCO Short-Term Floating NAV Portfolio III	759,279	7,387

Total Short-Term Instruments (Cost $140,926)		138,850

Total Investments in Affiliates (Cost $140,926)		138,850

Total Investments 118.7% (Cost $3,363,293)		$3,325,544
Financial Derivative Instruments (h)(j) 4.7%(Cost or Premiums, net $41,473)		130,653
Other Assets and Liabilities, net (23.4)%		(654,468)

Net Assets 100.0%		$2,801,729

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									When-issued security.
(b)									Payment in-kind security.
(c)									Security did not produce income within the last twelve months.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/24/2024	07/02/2024	CAD	120,000	Province of Ontario 3.750% due 12/02/2053			$(87,809)	$87,716	$87,795
BOS	5.400	06/28/2024	07/01/2024		$115,800	U.S. Treasury Notes 2.750% due 04/30/2027			(118,115)	115,800	115,852
DEU	5.410	07/01/2024	07/02/2024		100	U.S. Treasury Bonds 5.375% due 02/15/2031			(103)	100	100
FICC	2.600	06/28/2024	07/01/2024		610	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026			(622)	610	610
MEI	4.710	06/25/2024	07/03/2024	CAD	80,000	Canada Government Bond 3.000% due 06/01/2034			(59,065)	58,477	58,522
	4.710	06/27/2024	07/05/2024		80,000	Canada Government Bond 3.000% due 06/01/2034			(59,602)	58,477	58,507
	4.710	06/28/2024	07/08/2024		40,000	Province of Ontario 3.500% due 06/02/2043			(29,767)	29,239	29,250
SAL	5.270	06/28/2024	07/01/2024		$5,400	U.S. Treasury Notes 4.875% due 11/30/2025			(5,529)	5,400	5,403
	5.340	06/28/2024	07/01/2024		6,100	U.S. Treasury Notes 5.000% due 09/30/2025			(6,298)	6,100	6,103
	5.410	07/01/2024	07/02/2024		107,300	U.S. Treasury Notes 5.000% due 09/30/2025			(110,763)	107,300	107,300

Total Repurchase Agreements									$(477,673)	$469,219	$469,442

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(17) at a weighted average interest rate of 5.260%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $671 has been pledged as collateral under the terms of master agreements as of June 30, 2024.
(h)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures						$109.000	07/26/2024	6	$6	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures						112.000	07/26/2024	6	6	(2)	(1)

Total Written Options										$(4)	$(3)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI EAFE Index September Futures	09/2024	1,260	$147,622	$420	$171	$(13)
U.S. Treasury 2-Year Note September Futures	09/2024	1,195	244,041	533	0	(28)
U.S. Treasury 5-Year Note September Futures	09/2024	314	33,466	158	0	(34)
U.S. Treasury 10-Year Note September Futures	09/2024	900	98,986	1,067	0	(239)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	646	73,341	916	0	(313)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	169	21,183	235	0	(280)

$3,329	$171	$(907)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	689	$(135,971)	$(1,433)	$279	$0
E-mini S&P 500 Index September Futures	09/2024	79	(21,810)	(68)	97	0
Euro-Bund September Futures	09/2024	48	(6,766)	(88)	21	(1)
Euro-Buxl 30-Year Bond September Futures	09/2024	18	(2,511)	(60)	26	(4)
U.S. Treasury Long-Term Bond September Futures	09/2024	888	(105,062)	(1,000)	888	0

$(2,649)	$1,311	$(5)

Total Futures Contracts	$680	$1,482	$(912)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.149%	$2,100	$24	$19	$43	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	2,130	423	(194)	229	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	2,530	304	80	384	1	0

$751	$(95)	$656	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$76	$(25)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,484	(92)	81	(11)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(25)	21	(4)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	200	(14)	10	(4)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(58)	29	(29)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	800	(29)	4	(25)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	297	0	19	19	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	11,781	806	(40)	766	0	(7)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	23,000	1,568	(97)	1,471	0	(14)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(10)	15	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(1)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	16	23	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	500	6	4	10	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	4,200	61	29	90	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	52,700	1,167	(40)	1,127	0	(4)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	908,400	20,066	(1,198)	18,868	0	(80)

$23,391	$(1,097)	$22,294	$1	$(105)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	700	$(4)	$28	$24	$0	$(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	14	12	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	4,095,000	(25)	6	(19)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025		$4,300	(1)	104	103	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		257,860	4,113	(795)	3,318	20	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		70,300	695	389	1,084	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		142,000	(339)	1,979	1,640	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	400	400	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	50	50	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	277	277	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	1,140	1,897	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	291	741	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	1,177	2,264	116	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		62,710	603	1,842	2,445	201	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	921	4,017	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	794	7,978	574	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(333)	537	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	10	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,900	(7)	(8)	(15)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		800	(3)	(3)	(6)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,700	(6)	0	(6)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		1,700	(6)	18	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		1,900	(8)	23	15	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		1,900	(7)	32	25	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		3,500	(12)	45	33	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		1,100	(3)	11	8	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		7,000	(20)	70	50	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		300	(1)	5	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		2,500	(8)	52	44	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,500	(10)	(13)	(23)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		97,300	(1,315)	3,003	1,688	595	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		3,200	(10)	0	(10)	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,900	(6)	(10)	(16)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		17,590	950	2,130	3,080	276	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	2,000	(3)	(13)	(16)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		1,700	(3)	(2)	(5)	0	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,700	(2)	(9)	(11)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,300	(2)	(4)	(6)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,800	(3)	9	6	0	(2)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		2,100	(3)	8	5	2	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		1,400	(4)	(6)	(10)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	360	142	51	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	1,900	(5)	74	69	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		2,100	(4)	90	86	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		1,900	(5)	(56)	(61)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		900	(2)	(27)	(29)	1	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,100	(2)	(29)	(31)	1	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		2,500	(5)	(35)	(40)	2	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		1,800	(3)	(23)	(26)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		900	(1)	(15)	(16)	1	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,200	(2)	17	15	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		900	(4)	52	48	0	(2)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,600	(14)	222	208	0	(7)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(54)	(59)	2	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(53)	(58)	3	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(21)	(23)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(28)	(30)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(32)	(35)	2	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(30)	(33)	2	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(32)	(37)	3	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		1,500	(6)	(37)	(43)	3	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,700	(6)	(31)	(37)	4	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(21)	(24)	2	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		1,600	(6)	41	35	4	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,100	(3)	(8)	(11)	0	(2)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		1,400	(4)	(11)	(15)	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	18	15	2	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		35,400	582	(729)	(147)	0	(75)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		15,600	(763)	776	13	37	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	94,700	0	(28)	(28)	9	0

							$17,488	$13,989	$31,477	$2,432	$(278)

Total Swap Agreements							$41,630	$12,797	$54,427	$2,434	$(384)

(i)	Securities with an aggregate market value of $54,876 and cash of $9,537 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	AUD	332,917		$221,811	$0	$(278)
	07/2024	CAD	2,023		1,475	0	(4)
	07/2024	NZD	10,195		6,253	44	0
	08/2024		$1,166	NZD	1,904	0	(6)
	10/2024		8,035	CNH	57,514	0	(90)
BOA	07/2024	AUD	3,587		$2,384	0	(9)
	07/2024	EUR	859,130		932,756	12,671	0
	07/2024	NOK	7,840		732	0	(2)
	07/2024	SGD	217		160	0	0
	07/2024		$2,207	PLN	8,792	0	(23)
	07/2024		2,143	SGD	2,892	0	(10)
	08/2024	JPY	8,810,000		$57,342	2,185	0
BPS	07/2024	AUD	671		444	0	(4)
	07/2024	BRL	7,210		1,434	144	0
	07/2024	DKK	72,903		10,587	119	0
	07/2024	EUR	99,513		107,697	1,124	0
	07/2024	GBP	310,329		396,408	4,121	0
	07/2024	JPY	4,544,100		30,030	1,745	0
	07/2024	KRW	21,926,889		15,978	74	0
	07/2024		$222,671	AUD	334,188	265	0
	07/2024		1,299	BRL	7,210	0	(9)
	07/2024		2,459	CAD	3,372	6	0
	07/2024		105,684	EUR	98,807	133	0
	07/2024		1,900	IDR	31,130,467	3	0
	07/2024		501	ILS	1,859	0	(9)
	07/2024		9,300	JPY	1,452,700	0	(271)
	07/2024		5,160	NZD	8,399	0	(44)
	07/2024		5,184	PLN	20,584	0	(72)
	08/2024	AUD	334,188		$222,861	0	(264)
	08/2024	EUR	98,807		105,838	0	(134)
	09/2024	CNH	163,614		22,830	288	0
	09/2024	TWD	525,469		16,331	126	0
	09/2024		$3,864	INR	323,436	5	0
	10/2024	CNH	59,292		$8,279	88	0
	10/2024		$803	CNH	5,751	0	(9)
BRC	07/2024	AUD	599		$396	0	(3)
	07/2024	DKK	310,244		45,167	616	0
	07/2024	HKD	102,031		13,074	2	0
	07/2024	JPY	4,066,622		27,225	1,949	0
	07/2024	MXN	38,893		2,105	0	(17)
	07/2024	PLN	43		11	0	0
	07/2024	SGD	5,138		3,805	16	0
	07/2024	THB	3,670		100	0	0
	07/2024	TRY	7,048		207	0	(4)
	07/2024		$3,343	PLN	13,353	0	(26)
	09/2024	JPY	11,740,000		$75,204	1,375	(43)
	09/2024	MXN	62,337		3,297	0	(69)
	09/2024		$984	MXN	18,444	12	0
BSH	07/2024	BRL	27,500		$5,452	532	0
	07/2024		$4,947	BRL	27,500	0	(28)
CBK	07/2024	AUD	3,529		$2,331	0	(23)
	07/2024	BRL	62,187		11,187	62	0
	07/2024	CAD	240,248		175,553	79	(143)
	07/2024	CHF	23,243		25,540	0	(330)
	07/2024	DKK	6,555		957	16	0
	07/2024	GBP	1,847		2,358	23	0
	07/2024	KRW	1,009,894		740	8	0
	07/2024	NOK	502		48	1	0
	07/2024		$11,413	BRL	62,187	0	(288)
	07/2024		14,289	GBP	11,228	0	(95)
	07/2024		5,743	PLN	22,775	0	(86)
	07/2024		1,613	SGD	2,176	0	(8)
	07/2024		43	ZAR	784	0	0
	07/2024	ZAR	36,534		$2,037	31	0
	08/2024	BRL	62,396		11,413	291	0
	08/2024	GBP	1,032		1,305	0	0
	09/2024	TWD	189,932		5,893	36	0
	09/2024		$18,248	INR	1,525,603	10	(8)
DUB	07/2024	AUD	727		$481	0	(4)
	07/2024	BRL	528		100	6	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	07/2024	CAD	2,200		1,602	0	(6)
	07/2024	GBP	46,709		59,600	555	0
	07/2024	IDR	815,550		50	0	0
	07/2024	KRW	9,807,064		7,128	15	0
	07/2024		$95	BRL	528	0	(1)
	07/2024		5,689	PLN	22,358	0	(136)
	08/2024	BRL	6,808		$1,323	109	0
	08/2024	CHF	201		224	0	0
FAR	07/2024	CAD	40,041		29,227	0	(44)
	07/2024	JPY	99,830,328		639,277	18,789	0
	07/2024	NZD	3,658		2,231	3	0
	08/2024		$2,231	NZD	3,658	0	(3)
GLM	07/2024	BRL	47,400		$8,850	371	0
	07/2024	JPY	1,561,800		10,106	399	0
	07/2024	KRW	11,549		8	0	0
	07/2024	MXN	38,775		2,088	0	(27)
	07/2024		$8,758	BRL	47,400	0	(279)
	07/2024		150	KRW	206,069	0	(1)
	07/2024		3,634	PLN	14,358	0	(68)
	07/2024		9,253	ZAR	169,282	40	0
	08/2024	DKK	342,688		$49,284	0	(13)
	08/2024	SEK	963,616		91,042	0	(14)
	08/2024		$9,474	BRL	50,111	0	(542)
	09/2024		7,037	TRY	249,655	50	0
	04/2025	BRL	51,000		$9,138	294	0
	04/2025	DKK	40,280		5,955	77	0
JPM	07/2024	BRL	19,164		3,676	248	0
	07/2024	CHF	2,035		2,250	0	(15)
	07/2024	KRW	17,320,503		12,557	0	(6)
	07/2024	SGD	61,007		45,326	335	0
	07/2024		$3,453	BRL	19,164	0	(25)
	07/2024		6,522	CHF	5,763	0	(108)
	07/2024		51	IDR	819,956	0	0
	07/2024		1,397	ILS	5,167	0	(28)
	07/2024		24	KRW	32,876	0	0
	07/2024		2,263	PLN	8,851	0	(65)
	07/2024		17,419	ZAR	320,656	184	0
	08/2024	AUD	668		$446	0	0
	08/2024	SGD	61,329		45,258	0	(37)
	09/2024	TWD	323,139		10,037	71	0
	09/2024		$1,896	BRL	10,363	0	(55)
	09/2024		2,306	INR	193,215	5	0
	09/2024		16,337	MXN	295,638	0	(370)
	10/2024	CNH	94,696		$13,233	151	0
	10/2024		$1,948	CNH	13,916	0	(26)
	04/2025	BRL	1,900		$338	9	0
MBC	07/2024	CAD	82,902		60,718	148	(33)
	07/2024	CHF	6,457		7,242	55	0
	07/2024	DKK	11,005		1,583	3	0
	07/2024	GBP	3,944		4,999	13	0
	07/2024	SEK	985,185		93,805	854	0
	07/2024	SGD	134		100	1	0
	07/2024		$30,278	CAD	41,456	25	0
	07/2024		2,191	DKK	15,220	0	(6)
	07/2024		938,338	EUR	877,526	1,448	0
	07/2024		12,098	JPY	1,906,400	0	(249)
	07/2024		13,285	NOK	141,514	0	(31)
	08/2024	CAD	41,428		$30,278	0	(26)
	08/2024	EUR	877,526		939,710	0	(1,448)
	08/2024	NOK	141,402		13,285	30	0
	08/2024		$21,397	JPY	3,400,000	0	(155)
MYI	07/2024	BRL	40,731		$7,885	599	0
	07/2024	EUR	10,955		11,747	14	0
	07/2024	NOK	173,581		16,468	211	0
	07/2024		$7,327	BRL	40,731	0	(41)
	07/2024		1,878	CAD	2,570	0	0
	07/2024		47,371	DKK	330,639	108	0
	07/2024		3,790	NOK	40,411	0	(6)
	07/2024		5,046	NZD	8,227	0	(35)
	07/2024		1,400	ZAR	26,150	38	0
	07/2024	ZAR	26,084		$1,432	0	(2)
	08/2024	DKK	330,051		47,371	0	(108)
	08/2024	JPY	8,370,000		54,347	2,055	0
	08/2024	NOK	40,379		3,790	6	0
	08/2024		$1,432	ZAR	26,146	2	0
	09/2024	JPY	7,770,000		$49,516	605	0
	09/2024	TWD	128,547		4,007	42	0
	09/2024		$1,404	INR	117,423	0	0
	04/2025	DKK	44,900		$6,629	77	0
RBC	07/2024	EUR	3,329		3,616	51	0
	07/2024	HKD	285,551		36,615	31	0
	07/2024		$445,866	GBP	351,602	0	(1,406)
	08/2024	GBP	351,602		$445,942	1,402	0
	10/2024		$796	CNH	5,737	0	(4)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

RYL	07/2024	DKK	20,530	$2,986	38	0
07/2024	$5,232	AUD	7,842	0	(1)
07/2024	1,798	SEK	18,770	0	(27)
SCX	07/2024	CHF	10,427	$11,604	0	(1)
07/2024	IDR	656,480	40	0	0
07/2024	KRW	9,163,192	6,719	73	0
07/2024	$14,889	EUR	13,859	0	(47)
07/2024	10	SGD	14	0	0
07/2024	1,147	ZAR	21,142	13	0
08/2024	JPY	7,369,218	$46,099	80	0
09/2024	CNH	69,188	9,644	112	0
09/2024	TWD	217,577	6,752	42	0
09/2024	$17,385	INR	1,455,074	21	0
SSB	07/2024	EUR	17,265	$18,729	239	0
07/2024	JPY	626,900	4,013	116	0
TOR	07/2024	CAD	1,900	1,390	1	0
07/2024	CHF	230,953	255,679	0	(1,378)
07/2024	HKD	9,405	1,205	0	0
07/2024	NZD	2,773	1,698	9	0
07/2024	$724	CAD	991	0	0
07/2024	579,633	JPY	92,683,335	0	(3,567)
08/2024	JPY	92,248,726	$579,633	3,560	0
08/2024	$1,698	NZD	2,773	0	(9)
UAG	07/2024	DKK	407,339	$59,158	665	0
07/2024	ILS	44,700	12,062	220	0
07/2024	$297,752	CHF	267,150	0	(407)
07/2024	19,827	JPY	3,160,000	0	(144)
08/2024	CHF	266,163	$297,752	400	0
04/2025	DKK	39,600	5,841	63	0

Total Forward Foreign Currency Contracts	$63,381	$(13,413)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	122,100	$52	$74
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	122,000	71	88
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	121,000	107	193

Total Purchased Options	$230	$355

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	2,100	$(9)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	2,100	(9)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	2,000	(3)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	2,000	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	1,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	1,300	(5)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,500	(6)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,500	(6)	(7)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,800	(6)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,800	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	2,400	(9)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	2,400	(9)	(13)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	3,800	(8)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	3,800	(8)	(9)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	3,300	(10)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	3,300	(10)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	3,500	(13)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	3,500	(13)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	1,700	(7)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	1,700	(7)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,500	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	4,000	(15)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	4,000	(15)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,500	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	1,800	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	1,800	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	1,000	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	1,000	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	500	(2)	(2)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	4,500	(11)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	4,500	(11)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	2,400	(9)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	2,400	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	2,000	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	2,000	(8)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	1,300	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	1,300	(5)	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	1,100	(4)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	2,400	(4)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	2,400	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	2,300	(10)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	2,300	(10)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	2,300	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	2,000	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	2,000	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	2,300	(6)	(10)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	3,000	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	3,000	(5)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	2,900	(5)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	2,900	(5)	(4)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	3,400	(6)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	3,400	(5)	(7)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

ULO	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.570	07/25/2024	1,000	(3)		(2)
	Put - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.900	07/25/2024	1,000	(3)		(5)

Total Written Options									$(383)		$(272)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	NDDUEAFE Index	25,040	5.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	$205,320	$0	$(848)	$0	$(848)
	Receive	NDDUEAFE Index	14,812	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	121,454	0	(498)	0	(498)
JPM	Receive	NDDUEAFE Index	16,555	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	135,746	0	(558)	0	(558)
	Receive	NDDUEAFE Index	6,216	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	50,969	0	(209)	0	(209)
	Receive	NDDUEAFE Index	42,228	5.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	346,257	0	(1,460)	0	(1,460)
MBC	Receive	NDDUEAFE Index	1,780	5.815% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	14,595	0	(41)	0	(41)
MEI	Receive	NDDUEAFE Index	9,192	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	75,372	0	(310)	0	(310)
MYI	Receive	NDDUEAFE Index	41,678	5.365% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/20/2024	302,417	0	28,928	28,928	0
	Receive	NDDUEAFE Index	35,615	5.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	292,032	0	(1,238)	0	(1,238)
	Receive	NDDUEAFE Index	10,755	5.635% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	88,188	0	(339)	0	(339)
	Receive	NDDUEAFE Index	1,781	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	14,604	0	(40)	0	(40)
SOG	Receive	NDDUEAFE Index	111,083	5.475% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	830,417	0	54,918	54,918	0
UAG	Receive	NDDUEAFE Index	9,466	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	77,618	0	(320)	0	(320)

								$0	$77,985	$83,846	$(5,861)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	511,178	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$63,151	$0	$0	$0	$0

Total Swap Agreements								$0	$77,985	$83,846	$(5,861)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2024 (Unaudited)

(k)

Securities with an aggregate market value of $21,875 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)		Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$203,502	$2,121	$205,623
Industrials	0	49,659	0	49,659
Utilities	0	18,030	0	18,030
Municipal Bonds & Notes
California	0	2,017	0	2,017
Illinois	0	3,221	0	3,221
Pennsylvania	0	104	0	104
U.S. Government Agencies	0	487,123	0	487,123
U.S. Treasury Obligations	0	205,348	0	205,348
Non-Agency Mortgage-Backed Securities	0	259,905	535	260,440
Asset-Backed Securities	0	935,726	2	935,728
Sovereign Issues	0	12,344	0	12,344
Common Stocks
Communication Services	3,229	0	0	3,229
Consumer Discretionary	4,441	0	0	4,441
Consumer Staples	22,309	0	0	22,309
Energy	3,595	0	0	3,595
Financials	31,069	0	0	31,069
Health Care	25,088	0	0	25,088
Industrials	19,094	0	0	19,094
Information Technology	89,949	0	0	89,949
Materials	1,219	0	0	1,219
Short-Term Instruments
Commercial Paper	7,870	83,796	0	91,666
Repurchase Agreements	0	469,219	0	469,219
Short-Term Notes	0	361	0	361
Japan Treasury Bills	0	231,828	0	231,828
U.S. Treasury Bills	0	13,990	0	13,990

	$207,863	$2,976,173	$2,658	$3,186,694
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$138,850	$0	$0	$138,850

Total Investments	$346,713	$2,976,173	$2,658	$3,325,544

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	594	3,322	0	3,916
Over the counter	0	147,582	0	147,582

	$594	$150,904	$0	$151,498
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(1,281)	0	(1,299)
Over the counter	0	(19,546)	0	(19,546)

	$(18)	$(20,827)	$0	$(20,845)

Total Financial Derivative Instruments	$576	$130,077	$0	$130,653

Totals	$347,289	$3,106,250	$2,658	$3,456,197

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.7% ¤
CORPORATE BONDS & NOTES 10.1%
BANKING & FINANCE 8.4%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$199
American Honda Finance Corp.
5.000% due 05/23/2025		400	399
5.914% due 02/12/2025 •		500	501
Athene Global Funding 5.620% due 05/08/2026		500	501
Bank of America Corp.
1.734% due 07/22/2027 •		300	278
5.933% due 09/15/2027 •		700	708
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		300	302
Bank of Nova Scotia 5.450% due 08/01/2029		500	505
Barclays PLC
5.501% due 08/09/2028 •		200	200
7.437% due 11/02/2033 •		300	330
Citibank NA 5.488% due 12/04/2026		400	402
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	188
5.800% due 03/05/2027		200	200
5.800% due 03/08/2029		200	199
Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		600	600
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		1,000	1,023
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	202
Jackson National Life Global Funding 5.600% due 04/10/2026		500	499
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		400	385
3.960% due 01/29/2027 •		100	98
5.040% due 01/23/2028 •		100	100
JPMorgan Chase Bank NA 5.110% due 12/08/2026		600	600
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(a)		200	199
Morgan Stanley
1.512% due 07/20/2027 •		500	462
2.188% due 04/28/2026 •		200	194
4.361% due 03/19/2027 ~	EUR	200	215
Morgan Stanley Bank NA 5.882% due 10/30/2026		$400	405
Nomura Holdings, Inc. 5.783% due 07/03/2034 (a)		200	200
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	4,900	693
Realkredit Danmark AS 1.000% due 04/01/2025		5,600	791
Royal Bank of Canada 4.875% due 01/19/2027		$400	397
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		500	500
UBS Group AG
3.750% due 03/26/2025		209	206
4.751% due 05/12/2028 •		400	392
VICI Properties LP 4.750% due 02/15/2028		400	391
Wells Fargo & Co.
2.406% due 10/30/2025 •		100	99
3.196% due 06/17/2027 •		500	479
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		300	301

			14,443

INDUSTRIALS 1.0%
Bayer U.S. Finance LLC 6.500% due 11/21/2033		200	205

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Boeing Co. 6.528% due 05/01/2034		200	205
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	107
Hyundai Capital America 6.512% due 08/04/2025 •		$500	502
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		300	276
Sands China Ltd. 2.850% due 03/08/2029		400	352
United Airlines Pass-Through Trust 5.875% due 04/15/2029		110	111

			1,758

UTILITIES 0.7%
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		700	703
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100
Southern California Edison Co.
4.875% due 02/01/2027		100	99
5.150% due 06/01/2029		400	400

			1,302

Total Corporate Bonds & Notes (Cost $17,530)			17,503

U.S. GOVERNMENT AGENCIES 19.1%
Fannie Mae
4.000% due 04/25/2042		473	445
5.830% due 07/25/2037 •		1	1
5.850% due 09/25/2035 •		2	2
5.860% due 09/25/2035 •		4	4
6.170% due 06/25/2037 •		7	7
Freddie Mac
3.000% due 09/01/2032		504	477
4.000% due 07/15/2042		427	388
5.000% due 03/01/2038		89	88
5.500% due 07/01/2028 - 07/01/2038		7	6
6.018% due 06/15/2041 •		33	33
6.148% due 08/15/2037 •		7	7
6.158% due 10/15/2037 •		1	1
6.168% due 05/15/2037 - 09/15/2037 •		8	8
Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045		212	195
5.000% due 08/15/2038 - 05/15/2039		30	30
5.630% due 11/20/2062 •		58	58
6.000% due 08/15/2037		14	15
U.S. Small Business Administration
4.430% due 05/01/2029		4	4
5.290% due 12/01/2027		1	1
6.220% due 12/01/2028		1	1
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		78	76
3.500% due 09/01/2047 - 08/01/2048		2,129	1,918
4.000% due 07/01/2025 - 09/01/2025		2	3
4.500% due 01/01/2035 - 12/01/2053		7,560	7,144
5.000% due 02/01/2053 - 12/01/2053		2,517	2,434
5.500% due 01/01/2033 - 09/01/2041		293	292
6.000% due 07/01/2036 - 05/01/2041		97	98
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2054		100	89
4.500% due 08/01/2054		600	566
5.000% due 08/01/2054		2,700	2,609
5.500% due 08/01/2054		4,200	4,142
6.000% due 08/01/2054		6,800	6,817
6.500% due 08/01/2054		5,000	5,086

Total U.S. Government Agencies (Cost $33,336)			33,045

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Bonds
3.875% due 05/15/2043		2,100	1,896
4.125% due 08/15/2053 (i)		1,600	1,490
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024		2,566	2,540
0.125% due 10/15/2025		362	351
0.250% due 01/15/2025		529	518
0.375% due 07/15/2025		2,776	2,707
0.625% due 01/15/2026		528	511
2.125% due 04/15/2029		2,027	2,030

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $12,275)			12,043

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
American Home Mortgage Assets Trust 5.650% due 10/25/2046 •		1,953	1,071
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	694	877
BCAP LLC Trust 4.795% due 03/27/2037 ~		$143	116
Bear Stearns ALT-A Trust
4.310% due 11/25/2035 ~		923	790
5.780% due 02/25/2034 •		5	4
5.780% due 06/25/2046 •		220	190
5.800% due 04/25/2037 •		185	157
ChaseFlex Trust 6.060% due 07/25/2037 •		884	737
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 07/25/2036 «•		67	59
Citigroup Mortgage Loan Trust
5.751% due 06/25/2036 ~		18	16
6.170% due 09/25/2062 þ		935	935
Countrywide Alternative Loan Trust
4.552% due 03/25/2047 •		979	737
5.780% due 02/25/2047 •		7	6
5.810% due 05/25/2037 •		546	177
5.820% due 05/25/2047 •		42	38
5.940% due 08/25/2047 •		687	592
6.000% due 12/25/2034		530	466
6.153% due 02/25/2036 •		5	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~		2	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.215% due 11/25/2061 ~		80	79
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.760% due 03/25/2037 •		248	217
First Horizon Mortgage Pass-Through Trust 5.664% due 11/25/2037 ~		66	50
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •		1,400	1,403
GSR Mortgage Loan Trust
6.000% due 03/25/2037		1	1
6.250% due 10/25/2036		75	66
6.455% due 09/25/2035 ~		3	3
IndyMac INDX Mortgage Loan Trust
5.860% due 11/25/2046 •		554	495
6.000% due 10/25/2036 •		142	57
InTown Mortgage Trust 8.615% due 08/15/2039 •		1,300	1,305
JP Morgan Mortgage Trust
4.841% due 08/25/2034 «~		3	3
5.266% due 07/25/2035 ~		112	103
Luminent Mortgage Trust 5.860% due 10/25/2046 •		2,286	1,979
Merrill Lynch Mortgage Investors Trust 4.902% due 09/25/2035 ~		13	11
Morgan Stanley Mortgage Loan Trust 5.740% due 01/25/2036 •		258	140
New York Mortgage Trust 5.250% due 07/25/2062 þ		595	583
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		2	1
PRKCM Trust 6.584% due 09/25/2058 þ		598	601
Residential Accredit Loans, Inc. Trust
5.800% due 01/25/2037 •		202	168
5.830% due 08/25/2036 •		65	59
6.000% due 03/25/2037		663	543
6.513% due 09/25/2045 •		5	4
Structured Adjustable Rate Mortgage Loan Trust 5.760% due 02/25/2037 •		104	98
Structured Asset Mortgage Investments Trust 5.720% due 03/25/2037 •		3	1
Taurus U.K. DAC 6.084% due 05/17/2031 •	GBP	298	375
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$587	562
3.750% due 05/25/2058 ~		420	406
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	500	634
Verus Securitization Trust 6.443% due 08/25/2068 þ		$431	432
Wachovia Mortgage Loan Trust LLC 6.322% due 10/20/2035 ~		25	24
WaMu Mortgage Pass-Through Certificates Trust
3.395% due 01/25/2037 ~		43	34

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

4.394% due 08/25/2046 ~		300	259
6.073% due 09/25/2046 •		608	524
6.153% due 02/25/2046 •		12	11
6.353% due 11/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $18,672)			18,209

ASSET-BACKED SECURITIES 43.2%
ACE Securities Corp. Home Equity Loan Trust
5.740% due 07/25/2036 •		309	226
9.960% due 08/25/2040 •		691	629
Albacore Euro CLO Ltd. 4.984% due 10/18/2034 •	EUR	700	750
Ally Auto Receivables Trust 5.460% due 05/15/2028		$500	502
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027		224	224
American Express Credit Account Master Trust 4.870% due 05/15/2028		400	398
AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		1,342	1,342
6.190% due 04/19/2027		689	691
Arbor Realty Commercial Real Estate Notes Ltd.
7.729% due 05/15/2037 •		600	599
8.229% due 05/15/2037 •		600	597
AREIT LLC
7.571% due 06/17/2039 •		1,500	1,506
8.123% due 06/17/2039 •		1,300	1,306
Argent Securities Trust
5.760% due 07/25/2036 •		471	405
5.780% due 05/25/2036 •		2,800	675
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.802% due 01/25/2034 •		328	303
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	405
6.120% due 04/20/2027		1,000	1,009
BA Credit Card Trust
4.790% due 05/15/2028		400	398
4.980% due 11/15/2028		1,000	1,000
Bank of America Auto Trust 5.830% due 05/15/2026		391	392
Bear Stearns Asset-Backed Securities Trust 5.780% due 08/25/2036 •		85	81
BMW Vehicle Owner Trust 5.470% due 02/25/2028		500	502
BPCRE Ltd. 7.732% due 01/16/2037 •		382	381
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		700	687
Capital One Prime Auto Receivables Trust 5.983% due 09/15/2025 •		11	11
Carlyle Euro CLO DAC 4.718% due 08/15/2032 •	EUR	700	748
CarMax Auto Owner Trust
5.300% due 03/15/2027		$800	798
6.233% due 12/15/2025 •		51	51
Carvana Auto Receivables Trust
4.600% due 07/15/2026		157	156
5.980% due 08/10/2026		272	272
6.410% due 09/10/2027		276	277
Chase Auto Owner Trust 5.480% due 04/26/2027		600	600
Chase Issuance Trust 4.720% due 01/15/2031		1,000	994
Citigroup Mortgage Loan Trust 5.780% due 09/25/2036 •		857	642
Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	100
5.430% due 10/15/2026		200	200
6.130% due 07/15/2026		213	213
Countrywide Asset-Backed Certificates Trust
4.658% due 01/25/2037 •		4,180	3,734
5.860% due 09/25/2047 •		314	288
5.940% due 03/25/2036 •		67	60
6.495% due 12/25/2035 •		770	744
6.525% due 07/25/2035 •		104	103
CPS Auto Receivables Trust 6.130% due 09/15/2026		298	298
CRB Securitization Trust 6.960% due 10/20/2033		507	510
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	471	503
5.091% due 10/23/2034 •		498	534
DLLAA LLC 5.930% due 07/20/2026		$371	371

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Drive Auto Receivables Trust 5.830% due 12/15/2026		552	552
DT Auto Owner Trust 6.290% due 08/16/2027		431	432
Ellington Loan Acquisition Trust 6.510% due 05/25/2037 •		307	299
Exeter Automobile Receivables Trust
5.700% due 05/15/2026		500	500
5.820% due 02/15/2027		500	500
Fifth Third Auto Trust 5.800% due 11/16/2026		204	204
Ford Credit Auto Lease Trust 5.240% due 07/15/2026		1,800	1,796
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		1,279	1,266
Gallatin CLO Ltd. 7.240% due 07/15/2031 •		600	601
GECU Auto Receivables Trust 5.950% due 03/15/2027		364	364
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		800	799
5.700% due 01/15/2027		262	262
5.770% due 06/15/2027		500	500
6.040% due 03/15/2027		335	335
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	302
6.270% due 08/16/2027		371	372
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		300	298
5.450% due 06/16/2028		500	502
GSAMP Trust
5.530% due 12/25/2036 •		4	2
5.920% due 01/25/2037 •		902	739
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		300	300
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		600	599
HSI Asset Securitization Corp. Trust 5.600% due 01/25/2037 •		446	328
Hyundai Auto Lease Securitization Trust 5.150% due 06/15/2026		1,999	1,994
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	498
5.290% due 04/15/2027		500	499
5.480% due 04/17/2028		500	502
KKR CLO Ltd.
6.990% due 04/15/2031 •		400	401
7.189% due 07/18/2030 •		800	801
LCM LP 7.088% due 07/19/2027 •		171	171
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	489
5.606% due 10/15/2032 •		1,000	1,053
Marlette Funding Trust
5.180% due 11/15/2032		$2	2
5.950% due 11/15/2032		300	299
6.070% due 04/15/2033		131	131
Master Credit Card Trust 6.183% due 01/21/2027 •		1,000	1,004
MASTR Asset-Backed Securities Trust 5.560% due 01/25/2037 •		5	1
Merrill Lynch Mortgage Investors Trust
5.760% due 08/25/2037 •		1,040	533
5.980% due 02/25/2037 •		1,891	541
MF1 Ltd. 7.089% due 02/19/2037 •		1,300	1,277
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •		1,966	897
5.675% due 03/25/2037 •		1,485	575
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069		510	461
NovaStar Mortgage Funding Trust 5.960% due 09/25/2036 •		1,049	432
Option One Mortgage Loan Trust
5.680% due 04/25/2037 •		690	462
5.680% due 05/25/2037 •		400	237
6.000% due 01/25/2036 •		814	741
6.240% due 02/25/2035 •		609	569
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		72	72
6.060% due 03/15/2030		297	297
7.179% due 04/15/2031		188	189
PRET LLC
1.744% due 07/25/2051 þ		322	314
2.487% due 10/25/2051 þ		515	511
8.497% due 10/25/2053 þ		1,023	1,027

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Providus CLO DAC 4.656% due 07/15/2031 •	EUR	381	408
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		$207	67
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		186	179
4.320% due 09/25/2030		235	231
5.380% due 11/25/2030		268	267
7.130% due 01/26/2032		413	415
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		89	89
5.930% due 07/17/2028		500	504
6.080% due 08/17/2026		234	235
6.180% due 02/16/2027		553	554
SBNA Auto Lease Trust
5.390% due 11/20/2026		900	899
5.450% due 01/20/2026		465	465
Securitized Asset-Backed Receivables LLC Trust 5.940% due 07/25/2036 •		299	118
SG Mortgage Securities Trust 5.820% due 02/25/2036 •		1,591	785
Shelter Growth CRE Issuer Ltd.
7.635% due 06/17/2037 •		918	921
8.532% due 06/17/2037 •		700	697
Soundview Home Loan Trust
5.540% due 06/25/2037 •		2	1
5.570% due 02/25/2037 •		1,426	399
5.670% due 06/25/2037 •		470	305
5.760% due 03/25/2037 •		94	88
Starwood Mortgage Trust 7.133% due 11/15/2038 •		2,000	1,923
Structured Asset Securities Corp. Mortgage Loan Trust 5.880% due 02/25/2037 •		252	244
TCI-Symphony CLO Ltd. 7.140% due 10/13/2032 •		1,000	1,001
Theorem Funding Trust 6.060% due 12/15/2028		159	159
TIAA CLO Ltd. 7.286% due 01/20/2032 •		1,600	1,602
Tralee CLO Ltd. 7.085% due 10/25/2032 •		400	400
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		384	385
Upstart Securitization Trust 4.370% due 05/20/2032		2	2
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		96	94
Venture CLO Ltd.
6.991% due 07/30/2032 •		700	700
7.341% due 07/30/2032 •		800	801
Veros Auto Receivables Trust 7.120% due 11/15/2028		302	303
WaMu Asset-Backed Certificates WaMu Trust 5.820% due 04/25/2037 •		4,089	1,530
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		420	421
6.003% due 10/15/2026 •		420	421
6.230% due 01/15/2027		968	970

Total Asset-Backed Securities (Cost $78,314)			74,630

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	4,600	762
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	5,202	239
3.000% due 12/03/2026 (e)		813	41
4.000% due 11/30/2028 (e)		1,788	92

Total Sovereign Issues (Cost $1,171)			1,134

		SHARES
COMMON STOCKS 7.7%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		1,534	63
Walt Disney Co.		1,534	153

			216

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (b)		1,534	296

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

CONSUMER STAPLES 0.9%
Coca-Cola Co.	1,534	98
Home Depot, Inc.	1,534	528
McDonald's Corp.	1,534	391
NIKE, Inc. 'B'	1,534	115
Procter & Gamble Co.	1,534	253
Walmart, Inc.	1,534	104

		1,489

ENERGY 0.1%
Chevron Corp.	1,534	240

FINANCIALS 1.2%
American Express Co.	1,534	355
Goldman Sachs Group, Inc.	1,534	694
JPMorgan Chase & Co.	1,534	310
Travelers Cos., Inc.	1,534	312
Visa, Inc. 'A'	1,534	403

		2,074

HEALTH CARE 1.0%
Amgen, Inc.	1,534	480
Johnson & Johnson	1,534	224
Merck & Co., Inc.	1,534	190
UnitedHealth Group, Inc.	1,534	781

		1,675

INDUSTRIALS 0.7%
3M Co.	1,534	157
Boeing Co. (b)	1,534	279
Caterpillar, Inc.	1,534	511
Honeywell International, Inc.	1,534	328

		1,275

INFORMATION TECHNOLOGY 3.4%
Apple, Inc.	1,534	323
Cisco Systems, Inc.	1,534	73
Intel Corp.	1,534	47
International Business Machines Corp.	1,534	265
Microsoft Corp.	1,534	686
NVIDIA Corp.	33,209	4,103
Salesforce, Inc.	1,534	394

		5,891

MATERIALS 0.1%
Dow, Inc.	1,534	81

Total Common Stocks (Cost $13,095)		13,237

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.4%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc. 5.510% due 07/17/2024	$850	848
AT&T, Inc. 5.550% due 07/15/2024	300	299
Campbell Soup Co. 5.550% due 08/01/2024	850	845
Constellation Energy Generation LLC 5.540% due 07/09/2024	850	848
Crown Castle, Inc.
5.840% due 07/09/2024	250	250
5.840% due 07/11/2024	250	249
Discovery Communications LLC 6.000% due 07/15/2024 (a)	250	249
Intel Corp.
5.500% due 07/23/2024	300	299
5.520% due 07/08/2024	250	250
5.520% due 07/09/2024	250	250
Intercontinental Exchange, Inc. 5.510% due 07/16/2024	250	249

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

L3Harris Technologies, Inc. 5.600% due 07/17/2024		250	249
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		250	250
5.570% due 07/09/2024		250	250
Penske Truck Leasing Co. LP 5.500% due 07/02/2024		250	250

			5,635

REPURCHASE AGREEMENTS (f) 3.8%			6,579

JAPAN TREASURY BILLS 2.1%
0.038% due 08/19/2024 (c)(d)	JPY	580,000	3,605

U.S. TREASURY BILLS 0.2%
5.366% due 09/05/2024 (c)(d)(i)		$375	371

Total Short-Term Instruments (Cost $16,313)			16,190

Total Investments in Securities (Cost $190,706)			185,991

		SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		236,123	2,297

Total Short-Term Instruments (Cost $2,296)			2,297

Total Investments in Affiliates (Cost $2,296)			2,297

Total Investments 109.0% (Cost $193,002)			$188,288
Financial Derivative Instruments (g)(h) 4.0%(Cost or Premiums, net $3,287)			6,856
Other Assets and Liabilities, net (13.0)%			(22,340)

Net Assets 100.0%			$172,804

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$579	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(591)	$579	$579
SAL	5.400	06/28/2024	07/01/2024	6,000	U.S. Treasury Notes 0.750% due 03/31/2026	(6,129)	6,000	6,003

Total Repurchase Agreements	$(6,720)	$6,579	$6,582

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(25) at a weighted average interest rate of 5.413%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	137	$27,978	$47	$0	$(3)
U.S. Treasury 5-Year Note September Futures	09/2024	55	5,862	25	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2024	22	2,420	10	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	30	3,406	22	0	(14)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	1	125	1	0	(2)

$105	$0	$(31)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	46	$(9,078)	$(95)	$18	$0
U.S. Treasury Long-Term Bond September Futures	09/2024	1	(118)	0	1	0

$(95)	$19	$0

Total Futures Contracts	$10	$19	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$300	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.565	EUR	100	0	2	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	$400	5	3	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	470	93	(43)	50	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	625	75	20	95	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	100	1	(1)	0	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	500	(5)	11	6	0	0

$168	$(2)	$166	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$600	$42	$(4)	$38	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$4	$3	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	390,000	(3)	1	(2)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2024	$4,560	(86)	180	94	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	14,800	218	(28)	190	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	4,180	(47)	(12)	(59)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026	5,800	57	32	89	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	11,900	(28)	165	137	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028	6,100	0	124	124	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	800	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	6,230	0	124	124	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	800	(1)	20	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	4,100	37	24	61	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,700	1,527	679	2,206	40	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	44	443	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(31)	51	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		110	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		600	(2)	7	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		100	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		7,400	(95)	223	128	45	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	0	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,274	2,160	56	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	23	69	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	84	187	271	24	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	34	13	5	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	8	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		300	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	18	17	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		200	(1)	(5)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(3)	(4)	1	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	2	2	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	2,900	48	(60)	(12)	0	(6)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	1,400	(73)	74	1	3	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	7,800	0	(2)	(2)	1	0
Receive	CPURNSA	2.453	Maturity	07/20/2052	$1,000	0	28	28	0	0

$3,012	$3,139	$6,151	$256	$(24)

Total Swap Agreements	$3,222	$3,133	$6,355	$257	$(24)

Cash of $4,584 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	227	$139	$1	$0
08/2024	$139	NZD	227	0	(1)
10/2024	660	CNH	4,721	0	(7)
BOA	07/2024	HKD	584	$75	0	0
07/2024	KRW	1,002,342	733	6	0
07/2024	SGD	14	10	0	0
07/2024	$261	EUR	239	0	(5)
07/2024	152	PLN	605	0	(2)
07/2024	260	SGD	351	0	(1)
08/2024	JPY	580,000	$3,775	144	0
08/2024	SGD	14	10	0	0
BPS	07/2024	BRL	979	195	20	0
07/2024	EUR	4,308	4,663	49	0
07/2024	KRW	994,833	725	3	0
07/2024	NZD	115	71	1	0
07/2024	$1,309	AUD	1,964	2	0
07/2024	176	BRL	979	0	(1)
07/2024	100	IDR	1,638,639	0	0
07/2024	50	ILS	187	0	(1)
07/2024	301	NZD	490	0	(3)
07/2024	349	PLN	1,387	0	(5)
07/2024	808	SGD	1,095	0	0
08/2024	AUD	1,964	$1,310	0	(1)
08/2024	SGD	1,094	808	0	0
09/2024	CNH	14,125	1,971	25	0
09/2024	TWD	33,255	1,033	8	0
09/2024	$251	INR	21,002	0	0
10/2024	CNH	4,429	$619	7	0
10/2024	$126	CNH	906	0	(1)
BRC	07/2024	AUD	100	$66	0	(1)
07/2024	DKK	204	30	0	0
07/2024	JPY	320,000	2,143	154	0
07/2024	MXN	2,465	133	0	(1)
07/2024	SGD	270	200	1	0
07/2024	$110	CHF	98	0	(1)
07/2024	201	PLN	801	0	(2)
09/2024	MXN	3,195	$169	0	(3)
10/2024	$102	CNH	733	0	(1)
BSH	07/2024	BRL	2,300	$456	44	0
07/2024	$414	BRL	2,300	0	(2)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

CBK	07/2024	BRL	5,256		$946	5	0
	07/2024	CHF	220		241	0	(3)
	07/2024	GBP	1,017		1,295	9	0
	07/2024	KRW	61,833		45	1	0
	07/2024	SEK	541		51	0	0
	07/2024		$965	BRL	5,256	0	(24)
	07/2024		176	GBP	138	0	(1)
	07/2024		368	PLN	1,460	0	(6)
	07/2024	ZAR	1,603		$89	1	0
	08/2024	BRL	5,274		965	25	0
	08/2024	GBP	115		145	0	0
	09/2024	TWD	11,870		368	2	0
	09/2024		$1,206	INR	100,862	1	(1)
DUB	07/2024	KRW	543,731		$395	1	0
	07/2024		$2,104	JPY	320,000	0	(115)
	07/2024		349	PLN	1,373	0	(8)
	08/2024	BRL	544		$106	9	0
FAR	07/2024	AUD	1,864		1,242	0	(2)
	07/2024	NZD	436		266	0	0
	07/2024		$299	JPY	47,664	0	(3)
	07/2024		80	NZD	131	0	(1)
	08/2024	JPY	47,440		$299	3	0
	08/2024		$266	NZD	436	0	0
GLM	07/2024	BRL	4,100		$766	33	0
	07/2024	EUR	162		175	2	0
	07/2024	JPY	5,700		37	1	0
	07/2024	MXN	2,281		123	0	(2)
	07/2024		$759	BRL	4,100	0	(26)
	07/2024		250	PLN	987	0	(5)
	07/2024		592	ZAR	10,823	3	0
	08/2024		1,019	BRL	5,227	0	(87)
	09/2024		435	TRY	15,433	3	0
	04/2025	BRL	4,500		$808	28	0
	04/2025	DKK	3,400		503	7	0
IND	07/2024	JPY	29,500		188	5	0
JPM	07/2024	BRL	1,481		287	22	0
	07/2024	CHF	132		146	0	(1)
	07/2024	KRW	671,038		486	0	0
	07/2024	SGD	1,162		863	6	0
	07/2024		$267	BRL	1,481	0	(2)
	07/2024		1,735	CHF	1,557	0	(2)
	07/2024		44	DKK	307	0	0
	07/2024		21	IDR	347,617	0	0
	07/2024		100	ILS	369	0	(2)
	07/2024		139	PLN	544	0	(4)
	07/2024		1,114	ZAR	20,501	12	0
	08/2024	CHF	1,551		$1,735	2	0
	08/2024	DKK	307		44	0	0
	09/2024	TWD	20,196		627	4	0
	09/2024		$110	BRL	604	0	(3)
	09/2024		138	INR	11,573	0	0
	09/2024		873	MXN	15,790	0	(20)
	10/2024	CNH	2,624		$367	4	0
	10/2024		$127	CNH	904	0	(2)
	04/2025	BRL	100		$18	0	0
MBC	07/2024	CAD	2,619		1,923	9	0
	07/2024	EUR	826		890	6	0
	07/2024	JPY	15,904		102	3	0
	07/2024		$1,914	CAD	2,620	2	0
	07/2024		5,279	EUR	4,937	8	0
	07/2024		1,112	GBP	879	0	(1)
	07/2024		252	JPY	39,700	0	(5)
	08/2024	CAD	2,619		$1,914	0	(2)
	08/2024	CHF	91		102	0	0
	08/2024	EUR	4,937		5,287	0	(8)
	08/2024	GBP	879		1,112	1	0
	09/2024	TWD	2,502		78	1	0
MYI	07/2024	BRL	3,295		638	48	0
	07/2024		$593	BRL	3,295	0	(3)
	07/2024		30	DKK	211	0	0
	07/2024		299	NZD	488	0	(2)
	07/2024		51	SEK	541	0	0
	07/2024		92	ZAR	1,726	2	0
	07/2024	ZAR	1,722		$94	0	0
	08/2024	DKK	210		30	0	0
	08/2024	SEK	540		51	0	0
	08/2024		$94	ZAR	1,726	0	0
	09/2024	INR	7,847		$94	0	0
	09/2024	TWD	8,034		250	3	0
	09/2024		$92	INR	7,725	0	0
	04/2025	DKK	3,700		$546	6	0
SCX	07/2024	JPY	36,300		228	2	0
	07/2024	KRW	504,826		370	4	0
	07/2024		$129	EUR	120	0	0
	07/2024		91	KRW	124,600	0	(1)
	09/2024	CNH	5,449		$760	9	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

	09/2024	TWD	14,447		448		3	0
	09/2024		$1,097	INR	91,792		1	0
	09/2024		137	TWD	4,384		0	(2)
TOR	07/2024	NZD	330		$202		1	0
	08/2024		$202	NZD	331		0	(1)
UAG	07/2024	CHF	1,304		$1,443		0	(8)
	07/2024	DKK	315		46		1	0
	07/2024	ILS	509		137		3	0
	04/2025	DKK	3,400		502		5	0

Total Forward Foreign Currency Contracts							$772	$(392)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	10,400	$5	$6
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	10,500	6	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	10,500	9	17

Total Purchased Options							$20	$31

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	100	0	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	100	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	0	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	200	(1)	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	200	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	100	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	400	(1)	(1)

Total Written Options	$(23)	$(16)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.33%	EUR	300	$69	$(47)	$22	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	13,943	5.395% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	$102,776	$0	$6,424	$6,424	$0
MBC	Receive	NDDUEAFE Index	1,344	5.815% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	11,021	0	(31)	0	(31)
MYI	Receive	NDDUEAFE Index	1,550	5.635% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	12,710	0	(49)	0	(49)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

	Receive	NDDUEAFE Index	1,686	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	13,825	0	(38)	0	(38)
UAG	Receive	NDDUEAFE Index	1,809	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	14,833	0	(61)	0	(61)
ULO	Receive	NDDUEAFE Index	748	5.535% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	6,133	0	(26)	0	(26)

								$0	$6,219	$6,424	$(205)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	33,209	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$4,103	$0	$0	$0	$0

Total Swap Agreements								$69	$6,172	$6,446	$(205)

(i)

Securities with an aggregate market value of $1,777 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$14,443	$0		$14,443
Industrials						0	1,758	0		1,758
Utilities						0	1,302	0		1,302
U.S. Government Agencies						0	33,045	0		33,045
U.S. Treasury Obligations						0	12,043	0		12,043
Non-Agency Mortgage-Backed Securities						0	18,147	62		18,209
Asset-Backed Securities						0	74,630	0		74,630
Sovereign Issues						0	1,134	0		1,134
Common Stocks
Communication Services						216	0	0		216
Consumer Discretionary						296	0	0		296
Consumer Staples						1,489	0	0		1,489
Energy						240	0	0		240
Financials						2,074	0	0		2,074
Health Care						1,675	0	0		1,675
Industrials						1,275	0	0		1,275
Information Technology						5,891	0	0		5,891
Materials						81	0	0		81
Short-Term Instruments
Commercial Paper						0	5,635	0		5,635
Repurchase Agreements						0	6,579	0		6,579
Japan Treasury Bills						0	3,605	0		3,605
U.S. Treasury Bills						0	371	0		371

						$13,237	$172,692	$62		$185,991
Investments in Affiliates, at Value

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2024 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,297	$0	$0	$2,297

Total Investments	$15,534	$172,692	$62	$188,288

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	258	0	276
Over the counter	0	7,249	0	7,249

	$18	$7,507	$0	$7,525
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(56)	0	(56)
Over the counter	0	(613)	0	(613)

	$0	$(669)	$0	$(669)

Total Financial Derivative Instruments	$18	$6,838	$0	$6,856

Totals	$15,552	$179,530	$62	$195,144

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Altice France SA 10.829% due 08/15/2028		$379	$280
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028		776	778
SkyMiles IP Ltd. 9.075% due 10/20/2027		558	572

Total Loan Participations and Assignments (Cost $1,719)			1,630

CORPORATE BONDS & NOTES 58.7%
BANKING & FINANCE 22.6%
Agree LP
2.000% due 06/15/2028		900	795
4.800% due 10/01/2032		1,800	1,690
AIA Group Ltd. 3.200% due 09/16/2040		900	659
Ally Financial, Inc. 6.848% due 01/03/2030 •		1,200	1,233
American Assets Trust LP 3.375% due 02/01/2031		1,100	902
American Tower Corp.
2.300% due 09/15/2031		2,800	2,286
2.750% due 01/15/2027		200	188
3.100% due 06/15/2050		500	323
3.125% due 01/15/2027		1,800	1,706
Antares Holdings LP 3.750% due 07/15/2027		1,200	1,099
Aon North America, Inc. 5.150% due 03/01/2029		1,800	1,796
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		250	217
3.600% due 09/15/2051		950	661
Athene Global Funding 2.500% due 01/14/2025		300	295
Aviation Capital Group LLC
4.875% due 10/01/2025		300	296
5.500% due 12/15/2024		600	598
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	581
5.500% due 01/15/2026		1,300	1,290
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		1,800	1,796
Banco BTG Pactual SA 4.500% due 01/10/2025		600	594
Banco Santander Chile 2.700% due 01/10/2025		700	688
Bank of America Corp.
2.299% due 07/21/2032 •		300	246
2.831% due 10/24/2051 •		700	443
5.468% due 01/23/2035 •		1,700	1,699
5.819% due 09/15/2029 •		2,100	2,144
Barclays PLC
5.690% due 03/12/2030 •		1,600	1,605
6.125% due 12/15/2025 •(e)(f)		1,700	1,668
6.692% due 09/13/2034 •		1,600	1,697
7.125% due 06/15/2025 •(e)(f)	GBP	200	251
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	417
3.200% due 01/30/2052		3,000	1,973
BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,095
4.500% due 02/25/2030 •(e)(f)		300	239
BPCE SA
4.500% due 03/15/2025		900	888
4.625% due 07/11/2024		1,200	1,199
Brixmor Operating Partnership LP 4.125% due 05/15/2029		200	189
Cantor Fitzgerald LP 7.200% due 12/12/2028		1,600	1,646
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,052

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Citigroup, Inc. 3.057% due 01/25/2033 •		1,100	935
CNA Financial Corp. 3.900% due 05/01/2029		400	379
Commonwealth Bank of Australia 3.743% due 09/12/2039 (f)		1,300	1,034
Corporate Office Properties LP 2.900% due 12/01/2033		2,100	1,655
CoStar Group, Inc. 2.800% due 07/15/2030		600	508
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026 ^(b)		300	26
Credit Suisse AG AT1 Claim		200	24
Crown Castle, Inc.
3.250% due 01/15/2051		600	399
4.000% due 03/01/2027		200	193
4.000% due 11/15/2049		800	610
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	4,053
Danske Bank AS 3.244% due 12/20/2025 •		300	296
Deutsche Bank AG
2.129% due 11/24/2026 •		1,100	1,044
2.625% due 12/16/2024	GBP	800	998
3.547% due 09/18/2031 •		$725	639
3.729% due 01/14/2032 •		2,400	2,024
3.742% due 01/07/2033 •		3,600	2,963
Discover Bank 4.650% due 09/13/2028		1,000	961
DOC DR LLC 3.950% due 01/15/2028		400	383
Equinix, Inc.
1.450% due 05/15/2026		1,000	929
3.000% due 07/15/2050		200	127
3.200% due 11/18/2029		400	361
Equitable Holdings, Inc. 4.572% due 02/15/2029		257	247
Essex Portfolio LP 2.650% due 09/01/2050		2,200	1,261
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	572
4.850% due 04/17/2028		500	491
6.350% due 03/22/2054		1,300	1,302
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,200	1,127
3.375% due 11/13/2025		800	775
6.125% due 03/08/2034		600	594
GA Global Funding Trust
2.900% due 01/06/2032		1,100	920
5.500% due 01/08/2029		1,200	1,201
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,277
GLP Capital LP 3.250% due 01/15/2032		3,500	2,945
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,400	1,391
3.691% due 06/05/2028 •		1,600	1,531
5.727% due 04/25/2030 •		1,500	1,527
HAT Holdings LLC 3.375% due 06/15/2026		1,000	944
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,246
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	984
HSBC Holdings PLC
2.633% due 11/07/2025 •		300	297
2.848% due 06/04/2031 •		1,600	1,384
4.041% due 03/13/2028 •		300	289
4.600% due 12/17/2030 •(e)(f)		1,700	1,461
5.402% due 08/11/2033 •		300	297
5.719% due 03/04/2035 •		1,800	1,811
ING Groep NV 5.550% due 03/19/2035 •		1,800	1,778
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,223
3.000% due 06/15/2050		800	518
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,601
JPMorgan Chase & Co.
4.323% due 04/26/2028 •		1,800	1,756
4.565% due 06/14/2030 •		700	680
4.851% due 07/25/2028 •		200	198
5.350% due 06/01/2034 •		1,800	1,793
5.571% due 04/22/2028 •		500	504
6.254% due 10/23/2034 •		1,400	1,486

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

KKR Group Finance Co. LLC 3.625% due 02/25/2050		400	285
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	868
4.947% due 06/27/2025 •(e)(f)	EUR	300	317
5.679% due 01/05/2035 •		$2,500	2,491
LXP Industrial Trust 2.700% due 09/15/2030		500	422
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	501
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,168
2.226% due 05/25/2026 •		400	388
Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,600	5,456
3.591% due 07/22/2028 ~		1,700	1,617
5.173% due 01/16/2030 •		100	100
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,600	1,607
Nasdaq, Inc. 2.500% due 12/21/2040		1,300	849
National Health Investors, Inc. 3.000% due 02/01/2031		800	654
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,086
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	450
NatWest Group PLC
4.600% due 06/28/2031 •(e)(f)		200	158
5.076% due 01/27/2030 •		1,200	1,179
5.778% due 03/01/2035 •		1,800	1,807
NNN REIT, Inc. 3.500% due 10/15/2027		900	854
Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	1,924
3.103% due 01/16/2030		500	442
Nykredit Realkredit AS 1.500% due 10/01/2052	DKK	6,893	763
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,367
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,157
Pacific LifeCorp 3.350% due 09/15/2050		2,300	1,568
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	845
Prologis LP
2.250% due 01/15/2032		800	654
3.375% due 12/15/2027		300	285
Realty Income Corp. 4.450% due 09/15/2026		1,500	1,464
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,147
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	831
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,333
2.469% due 01/11/2028 •		1,400	1,292
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	1,106
Societe Generale SA 5.375% due 11/18/2030 •(e)(f)		$700	566
Standard Chartered PLC
2.819% due 01/30/2026 •		500	491
3.603% due 01/12/2033 •		2,200	1,854
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	1,003
Store Capital LLC 2.700% due 12/01/2031		2,800	2,248
SURA Asset Management SA 4.375% due 04/11/2027		1,300	1,265
Synchrony Financial 2.875% due 10/28/2031		4,900	3,932
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	974
UBS AG 7.500% due 02/15/2028		700	749
UBS Group AG
3.091% due 05/14/2032 •		1,400	1,195
3.869% due 01/12/2029 •		1,700	1,605
4.125% due 09/24/2025		1,500	1,471
4.194% due 04/01/2031 •		250	233
4.375% due 02/10/2031 •(e)(f)		600	488
5.428% due 02/08/2030 •		2,100	2,096
6.301% due 09/22/2034 •		1,700	1,769
VICI Properties LP 3.875% due 02/15/2029		1,300	1,203

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,088
2.572% due 02/11/2031 •		1,600	1,385
5.198% due 01/23/2030 •		1,700	1,693
5.557% due 07/25/2034 •		1,800	1,799
5.707% due 04/22/2028 •		800	807

			168,445

INDUSTRIALS 28.2%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	597
AbbVie, Inc. 5.400% due 03/15/2054		1,500	1,484
Air Canada Pass-Through Trust 5.250% due 10/01/2030		802	792
Aker BP ASA 3.100% due 07/15/2031		1,000	852
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,016	998
Alcon Finance Corp. 3.800% due 09/23/2049		500	377
Allegion PLC 3.500% due 10/01/2029		600	555
Altice France SA 4.250% due 10/15/2029	EUR	1,100	786
Altria Group, Inc. 4.800% due 02/14/2029		$258	254
American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,851	2,450
3.350% due 04/15/2031		1,418	1,308
3.375% due 11/01/2028		1,100	1,040
3.600% due 04/15/2031		169	153
3.650% due 12/15/2029		326	300
Amgen, Inc.
3.000% due 02/22/2029		100	92
3.350% due 02/22/2032		1,600	1,420
5.150% due 03/02/2028		1,800	1,800
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,409
Aptiv PLC
3.100% due 12/01/2051		3,600	2,200
4.350% due 03/15/2029		600	580
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	670
Ashtead Capital, Inc. 5.800% due 04/15/2034		1,700	1,688
AutoNation, Inc. 4.750% due 06/01/2030		400	383
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,167
BAE Systems PLC 3.000% due 09/15/2050		1,000	648
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	658
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,013
4.540% due 08/15/2047		267	206
4.758% due 09/06/2049		300	237
6.421% due 08/02/2033		1,800	1,883
Bayer U.S. Finance LLC 6.500% due 11/21/2033		3,300	3,377
Becton Dickinson & Co.
3.734% due 12/15/2024		177	175
3.794% due 05/20/2050		500	379
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,444
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	1,755
Boeing Co.
2.750% due 02/01/2026		2,800	2,662
3.250% due 02/01/2035		700	535
3.600% due 05/01/2034		700	563
3.650% due 03/01/2047		400	260
3.750% due 02/01/2050		700	458
5.805% due 05/01/2050		1,800	1,623
6.528% due 05/01/2034		4,000	4,098
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	475
Bristol-Myers Squibb Co. 5.550% due 02/22/2054		2,100	2,072
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,182	1,967
3.800% due 03/20/2033		600	565
4.125% due 03/20/2033		968	905

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Broadcom, Inc.
3.137% due 11/15/2035	2,004	1,606
3.187% due 11/15/2036	925	732
3.469% due 04/15/2034	2,700	2,303
4.150% due 11/15/2030	202	191
4.300% due 11/15/2032	1,300	1,216
Cameron LNG LLC 3.302% due 01/15/2035	300	247
Carrier Global Corp. 3.377% due 04/05/2040	1,900	1,471
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	344
CDW LLC 3.569% due 12/01/2031	1,100	962
Centene Corp.
2.450% due 07/15/2028	1,400	1,244
4.625% due 12/15/2029	500	473
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,743
4.800% due 03/01/2050	1,600	1,175
5.375% due 05/01/2047	2,500	1,999
Children's Health System of Texas 2.511% due 08/15/2050	1,500	922
Comcast Corp. 2.887% due 11/01/2051	215	134
CommonSpirit Health 3.910% due 10/01/2050	1,300	990
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,036
Continental Resources, Inc. 2.268% due 11/15/2026	2,000	1,857
CSN Resources SA 4.625% due 06/10/2031	1,600	1,258
CVS Health Corp.
5.050% due 03/25/2048	800	690
6.000% due 06/01/2063	1,600	1,534
CVS Pass-Through Trust 4.704% due 01/10/2036	2,280	2,072
DAE Funding LLC 3.375% due 03/20/2028	1,900	1,748
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,000	925
Dell International LLC
3.450% due 12/15/2051	2,132	1,446
4.000% due 07/15/2024	1,100	1,099
6.020% due 06/15/2026	224	226
Delta Air Lines, Inc.
4.500% due 10/20/2025	500	494
7.375% due 01/15/2026	1,700	1,736
eBay, Inc. 2.700% due 03/11/2030	600	529
Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,412
5.125% due 02/15/2053	2,100	1,933
Energy Transfer LP
3.900% due 07/15/2026	1,200	1,162
4.050% due 03/15/2025	1,100	1,088
4.150% due 09/15/2029	700	663
5.950% due 05/15/2054	1,700	1,656
6.625% due 10/15/2036	500	529
7.500% due 07/01/2038	400	456
Entergy Louisiana LLC 4.200% due 04/01/2050	400	314
EQM Midstream Partners LP 4.125% due 12/01/2026	400	386
Expedia Group, Inc. 2.950% due 03/15/2031	176	152
Ferguson Finance PLC 3.250% due 06/02/2030	400	361
Fiserv, Inc. 3.200% due 07/01/2026	400	384
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	2,400	1,998
Ford Foundation 2.415% due 06/01/2050	700	421
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	700	553
Global Payments, Inc.
2.900% due 05/15/2030	400	348
2.900% due 11/15/2031	3,100	2,597
Helmerich & Payne, Inc. 2.900% due 09/29/2031	800	667
Hershey Co. 2.650% due 06/01/2050	500	313
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	700	606

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		2,100	1,861
Humana, Inc. 5.375% due 04/15/2031		1,400	1,393
Huntsman International LLC 4.500% due 05/01/2029		500	474
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,286
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,494
Imperial Brands Finance PLC 6.125% due 07/27/2027		800	814
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	700	728
Ingersoll Rand, Inc. 5.400% due 08/14/2028		$1,900	1,918
IRB Infrastructure Developers, Inc. 7.110% due 03/11/2032		1,300	1,300
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,311	1,229
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,071
Leidos, Inc. 4.375% due 05/15/2030		400	378
Lennar Corp. 4.750% due 11/29/2027		1,300	1,282
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,592
Masco Corp. 7.750% due 08/01/2029		1,118	1,231
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	898
5.750% due 07/21/2028		600	563
Micron Technology, Inc. 3.477% due 11/01/2051		6,000	4,123
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	2,103
MPLX LP 2.650% due 08/15/2030		2,000	1,724
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	840
Netflix, Inc.
4.375% due 11/15/2026		1,500	1,473
4.875% due 04/15/2028		900	896
5.375% due 11/15/2029		400	404
5.875% due 11/15/2028		700	721
Newmont Corp.
2.800% due 10/01/2029		1,100	988
4.200% due 05/13/2050		400	326
5.750% due 11/15/2041		950	955
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		5,500	5,112
NXP BV
3.250% due 11/30/2051		1,300	857
3.875% due 06/18/2026		900	874
Owens Corning
3.400% due 08/15/2026		1,300	1,249
3.500% due 02/15/2030		2,000	1,823
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	455
Petroleos Mexicanos 6.950% due 01/28/2060		3,228	2,138
Pfizer Investment Enterprises Pte. Ltd. 5.300% due 05/19/2053		1,600	1,544
Prosus NV
4.027% due 08/03/2050		1,100	745
4.987% due 01/19/2052		3,400	2,659
PTC, Inc. 4.000% due 02/15/2028		400	377
QatarEnergy 3.125% due 07/12/2041		1,500	1,120
QVC, Inc. 5.950% due 03/15/2043		500	286
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	275
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	989
2.800% due 09/15/2050		1,200	736
Revvity, Inc. 3.300% due 09/15/2029		300	273
Rockefeller Foundation 2.492% due 10/01/2050		400	248
Rogers Communications, Inc. 3.800% due 03/15/2032		1,200	1,073
Rolls-Royce PLC
3.625% due 10/14/2025		200	195

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

4.625% due 02/16/2026	EUR	800	865
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	739
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,488
Sands China Ltd. 5.125% due 08/08/2025		500	496
Santos Finance Ltd. 3.649% due 04/29/2031		900	787
Sasol Financing USA LLC 4.375% due 09/18/2026		500	472
Smurfit Kappa Treasury ULC 5.777% due 04/03/2054		1,000	995
Southern Co. 3.250% due 07/01/2026		800	769
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		108	101
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	406
Stryker Corp. 2.900% due 06/15/2050		$400	263
Studio City Finance Ltd. 5.000% due 01/15/2029		500	441
Sutter Health 3.361% due 08/15/2050		1,200	859
Syngenta Finance NV 4.892% due 04/24/2025		958	949
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,432
3.600% due 11/15/2060		2,900	1,962
3.875% due 04/15/2030		400	374
5.150% due 04/15/2034		1,400	1,377
TD SYNNEX Corp.
1.750% due 08/09/2026		800	739
2.375% due 08/09/2028		1,600	1,426
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,361
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,147
Thames Water Utilities Finance PLC 4.375% due 07/03/2034	GBP	900	903
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	393
Time Warner Cable LLC 5.875% due 11/15/2040		$400	347
TMS Issuer SARL 5.780% due 08/23/2032		1,100	1,122
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	527
7.250% due 08/15/2038		150	169
Travel & Leisure Co. 6.600% due 10/01/2025		400	403
Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,302
5.700% due 03/15/2034		1,800	1,794
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		3	3
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,029	952
4.000% due 10/11/2027		508	493
5.875% due 04/15/2029		3,691	3,706
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		100	82
Vale Overseas Ltd. 3.750% due 07/08/2030		600	540
Valero Energy Corp. 3.650% due 12/01/2051		700	483
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,238	1,078
VMware, Inc.
2.200% due 08/15/2031		4,200	3,414
3.900% due 08/21/2027		700	672
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	589
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,590
Western Digital Corp. 2.850% due 02/01/2029		$1,500	1,303
Williams Cos., Inc. 8.750% due 03/15/2032		137	164
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,540
4.500% due 03/04/2029		700	676
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	390

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Wynn Macau Ltd. 5.500% due 01/15/2026	500	490

		209,380

UTILITIES 7.9%
AEP Texas, Inc.
4.150% due 05/01/2049	400	300
5.400% due 06/01/2033	600	585
American Water Capital Corp. 4.150% due 06/01/2049	300	242
Arizona Public Service Co. 2.650% due 09/15/2050	1,300	751
AT&T, Inc.
3.500% due 09/15/2053	400	272
3.550% due 09/15/2055	800	540
3.800% due 12/01/2057	2,681	1,875
3.850% due 06/01/2060	3,500	2,443
Constellation Energy Generation LLC 3.250% due 06/01/2025	400	391
DTE Electric Co. 2.625% due 03/01/2031	300	259
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	749
Duke Energy Progress LLC 2.900% due 08/15/2051	1,700	1,055
Edison International 5.450% due 06/15/2029	1,500	1,500
Electricite de France SA
4.875% due 09/21/2038	1,400	1,255
6.900% due 05/23/2053	1,600	1,701
Enel Finance International NV 2.650% due 09/10/2024	600	596
Entergy Arkansas LLC 2.650% due 06/15/2051	800	466
Entergy Corp. 3.750% due 06/15/2050	400	283
Entergy Texas, Inc. 5.800% due 09/01/2053	1,200	1,202
Eversource Energy 2.900% due 03/01/2027	600	564
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,072
5.100% due 07/15/2047	545	470
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	396
Georgia Power Co. 3.250% due 03/15/2051	2,800	1,906
Indiana Michigan Power Co. 3.250% due 05/01/2051	700	462
Kentucky Utilities Co. 3.300% due 06/01/2050	500	338
New York State Electric & Gas Corp. 5.850% due 08/15/2033	600	610
Niagara Mohawk Power Corp. 5.664% due 01/17/2054	1,700	1,637
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	993
Oi SA 10.000% due 07/27/2025 ^(b)	200	2
Oncor Electric Delivery Co. LLC 4.950% due 09/15/2052	1,100	996
ONEOK, Inc. 4.550% due 07/15/2028	2,500	2,439
Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	632
3.300% due 12/01/2027	500	466
3.500% due 08/01/2050	1,700	1,111
3.950% due 12/01/2047	1,800	1,291
4.200% due 06/01/2041	700	549
4.250% due 03/15/2046	500	378
4.400% due 03/01/2032	2,500	2,288
4.550% due 07/01/2030	1,300	1,233
4.950% due 07/01/2050	1,600	1,323
5.550% due 05/15/2029	200	201
PacifiCorp
5.300% due 02/15/2031	1,700	1,695
5.350% due 12/01/2053	900	817
5.750% due 04/01/2037	400	397
6.250% due 10/15/2037	800	830
PECO Energy Co. 4.375% due 08/15/2052	1,000	824
Puget Energy, Inc. 4.100% due 06/15/2030	500	461
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	850

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Sempra
5.500% due 08/01/2033	1,100	1,099
6.000% due 10/15/2039	500	506
SES SA 5.300% due 04/04/2043	1,800	1,308
Shell International Finance BV 3.625% due 08/21/2042	1,100	866
Southern California Edison Co.
3.650% due 02/01/2050	200	142
3.650% due 06/01/2051	1,400	989
5.625% due 02/01/2036	200	200
6.650% due 04/01/2029	200	210
Southern Co. Gas Capital Corp. 4.400% due 06/01/2043	1,600	1,325
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	632
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,414
Verizon Communications, Inc. 4.125% due 08/15/2046	1,800	1,456
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	388
Vodafone Group PLC 4.875% due 06/19/2049	1,000	866
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,002
Xcel Energy, Inc. 5.450% due 08/15/2033	1,400	1,376

		58,475

Total Corporate Bonds & Notes (Cost $501,835)		436,300

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	231
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,149
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	1,743
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	1,756

		4,879

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,306	2,513

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,539

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	421

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	1,700	2,055

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,701

Total Municipal Bonds & Notes (Cost $15,157)		13,108

U.S. GOVERNMENT AGENCIES 21.1%
Fannie Mae
0.000% due 11/15/2030 (c)	10,700	7,993
5.625% due 04/17/2028	100	104
6.210% due 08/06/2038	9,643	11,187
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	807
2.750% due 11/25/2029	906	836
5.000% due 04/15/2038	27	27
6.750% due 03/15/2031	1,900	2,147
Ginnie Mae
3.500% due 11/20/2044	1,836	1,516
4.000% due 06/20/2048	108	101
5.500% due 10/20/2037	749	753

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,766
0.000% due 04/15/2030	4,100	3,136
U.S. Small Business Administration 5.290% due 12/01/2027	19	19
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,255	2,042
4.000% due 10/01/2047 - 06/01/2049	154	144
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2054 - 08/01/2054	3,700	3,151
4.000% due 07/01/2054	41,500	37,977
4.500% due 08/01/2054	7,400	6,979
5.000% due 07/01/2054 - 08/01/2054	28,900	27,930
5.500% due 07/01/2054 - 08/01/2054	46,000	45,366
6.000% due 08/01/2054	3,000	3,007

Total U.S. Government Agencies (Cost $158,992)		156,988

U.S. TREASURY OBLIGATIONS 74.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	16,200	10,228
1.750% due 08/15/2041 (i)	195,390	129,167
1.875% due 02/15/2041 (i)(k)	96,900	66,341
2.000% due 11/15/2041 (i)(k)	108,500	74,581
2.250% due 05/15/2041 (k)	51,600	37,351
2.375% due 02/15/2042 (k)	4,100	2,986
2.750% due 08/15/2042 (k)	600	462
2.875% due 05/15/2043 (k)	1,637	1,272
3.125% due 02/15/2043 (k)	23,100	18,713
3.250% due 05/15/2042	32,700	27,202
3.875% due 05/15/2043 (i)	96,150	86,781
4.375% due 08/15/2043 (i)(k)	24,600	23,752
4.625% due 05/15/2054 (i)	26,200	26,566
4.750% due 11/15/2043	11,500	11,656
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	24,204	14,015
0.125% due 02/15/2052	901	512
0.250% due 02/15/2050	4,146	2,535
0.625% due 02/15/2043	682	513
0.750% due 02/15/2045	2,263	1,697
1.000% due 02/15/2049	1,370	1,042
2.125% due 02/15/2054	1,737	1,690
U.S. Treasury STRIPS
0.000% due 08/15/2040 (c)	4,500	2,201
0.000% due 11/15/2040 (c)	12,200	5,896
0.000% due 05/15/2043 (c)	5,800	2,424
0.000% due 11/15/2043 (c)	1,000	408

Total U.S. Treasury Obligations (Cost $704,632)		549,991

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Investment Trust 6.040% due 11/25/2045 •	598	525
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	1,883
7.343% due 03/15/2037 •	500	500
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,019
5.122% due 08/10/2035 ~	700	591
Bear Stearns Adjustable Rate Mortgage Trust 5.075% due 01/25/2035 ~	1	1
Citigroup Mortgage Loan Trust 6.238% due 03/25/2034 ~	20	18
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.180% due 12/26/2059 ~	428	434
3.395% due 04/25/2043 ~	367	351
Downey Savings & Loan Association Mortgage Loan Trust 6.146% due 07/19/2044 ~	14	12
Fontainebleau Miami Beach Trust 3.144% due 12/10/2036	2,200	2,169
GSMPS Mortgage Loan Trust 5.810% due 01/25/2036 •	650	520
IndyMac IMSC Mortgage Loan Trust 5.820% due 07/25/2047 •	60	39
IndyMac INDX Mortgage Loan Trust 5.840% due 04/25/2037 •	934	779
Merrill Lynch Mortgage Investors Trust 5.933% due 11/25/2035 •	253	232
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	611	574
4.500% due 05/25/2058 ~	122	117
Structured Adjustable Rate Mortgage Loan Trust 7.282% due 02/25/2034 «~	2	2
Structured Asset Mortgage Investments Trust
5.840% due 07/25/2046 •	28	19
5.900% due 05/25/2036 •	47	37

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		355	332
6.460% due 05/25/2058 •		85	87
6.460% due 10/25/2059 •		68	69
WaMu Mortgage Pass-Through Certificates Trust
3.395% due 01/25/2037 ~		407	327
5.830% due 05/25/2034 •		556	497
6.201% due 08/25/2046 •		364	296
6.300% due 06/25/2044 •		47	43

Total Non-Agency Mortgage-Backed Securities (Cost $12,431)			11,473

ASSET-BACKED SECURITIES 2.2%
Accredited Mortgage Loan Trust 5.508% due 01/25/2035 •		328	311
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		322	323
Barings CLO Ltd. 6.540% due 04/15/2031 •		1,857	1,859
BHG Securitization Trust 5.320% due 10/17/2035		229	228
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		2,900	2,926
Countrywide Asset-Backed Certificates Trust 3.645% due 04/25/2036 •		1,800	1,628
Dryden CLO Ltd. 6.640% due 07/15/2031 •		2,369	2,372
Equifirst Loan Securitization Trust 5.630% due 04/25/2037 •		564	509
Harvest CLO DAC 4.666% due 07/15/2031 •	EUR	1,589	1,699
HSI Asset Securitization Corp. Trust 5.780% due 05/25/2037 •		$8	8
JP Morgan Mortgage Acquisition Corp. 6.165% due 09/25/2035 •		164	162
PFP Ltd. 7.605% due 08/19/2035 •		2,500	2,504
Securitized Asset-Backed Receivables LLC Trust 5.940% due 03/25/2036 «•		223	212
SLM Private Education Loan Trust 10.193% due 10/15/2041 •		1,432	1,498
Structured Asset Investment Loan Trust 5.760% due 06/25/2036 •		190	177

Total Asset-Backed Securities (Cost $16,515)			16,416

SOVEREIGN ISSUES 2.4%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	958
Brazil Government International Bond 7.125% due 05/13/2054		$1,700	1,646
Israel Government International Bond 5.750% due 03/12/2054		1,800	1,622
Mexico Government International Bond 6.400% due 05/07/2054		1,400	1,336
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		700	613
Romania Government International Bond 5.625% due 05/30/2037	EUR	1,300	1,344
Saudi Government International Bond 5.000% due 01/16/2034		$1,700	1,671

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

United Kingdom Gilt 4.375% due 07/31/2054	GBP	6,840	8,248

Total Sovereign Issues (Cost $18,510)			17,438

		SHARES
EXCHANGE-TRADED FUNDS 7.2%
SPDR Portfolio S&P 500 ETF		832,300	53,267

Total Exchange-Traded Funds (Cost $53,326)			53,267

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (h) 3.7%			27,654

Total Short-Term Instruments (Cost $27,654)			27,654

Total Investments in Securities (Cost $1,510,771)			1,284,265

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		337,948	3,288

Total Short-Term Instruments (Cost $3,288)			3,288

Total Investments in Affiliates (Cost $3,288)			3,288

Total Investments 173.1% (Cost $1,514,059)			$1,287,553
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $15,678)			(969)
Other Assets and Liabilities, net (73.0)%			(543,091)

Net Assets 100.0%			$743,493

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000	04/02/2032	02/11/2020	$7,609	$5,456	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.380%	06/28/2024	07/01/2024	$27,117	U.S. Treasury Bonds 4.625% due 05/15/2054	$(26,721)	$27,117	$27,129
FICC	2.600	06/28/2024	07/01/2024	537	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(548)	537	537

Total Repurchase Agreements	$(27,269)	$27,654	$27,666

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS	5.420%	05/22/2024	07/10/2024	$(55,614)	$(55,949)
SGY	5.450	06/28/2024	07/03/2024	(27,182)	(27,195)
STR	5.450	06/28/2024	07/01/2024	(346,544)	(346,701)
5.450	07/01/2024	07/02/2024	(316,751)	(316,751)

Total Reverse Repurchase Agreements	$(746,596)

(i)	Securities with an aggregate market value of $428,159 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(80,543) at a weighted average interest rate of 5.398%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	4	$4	$(1)	$(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	4	4	(1)	(1)

Total Written Options	$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2024	613	$169,234	$(17)	$0	$(751)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2024	6	$(5,328)	$10	$21	$(7)
U.S. Treasury 5-Year Note September Futures	09/2024	552	(58,831)	(440)	93	0
U.S. Treasury 10-Year Note September Futures	09/2024	565	(62,141)	(524)	225	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	509	(57,787)	(756)	370	0
United Kingdom Long Gilt September Futures	09/2024	43	(5,304)	(17)	23	(1)

$(1,727)	$732	$(8)

Total Futures Contracts	$(1,744)	$732	$(759)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.303%	$600	$13	$(3)	$10	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.276	800	11	(8)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	700	13	(5)	8	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.451	1,200	14	2	16	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.485	1,300	(7)	26	19	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	1,600	(6)	8	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385	1,800	9	(38)	(29)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.246	EUR	800	10	0	10	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.483	200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.430	$1,400	(2)	21	19	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	2,400	15	26	41	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	390	74	(32)	42	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	530	64	17	81	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.496	700	(13)	26	13	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	EUR	1,000	(141)	149	8	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.347	1,600	(163)	180	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355	$4,300	97	(43)	54	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404	900	21	(8)	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	700	0	12	12	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.58	200	0	3	3	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	900	(13)	23	10	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.314		$6,300	45	58	103	0	(3)

							$41	$427	$468	$6	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$460	$(17)	$15	$(2)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		300	(15)	8	(7)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		100	(4)	1	(3)	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		1,900	26	14	40	0	0

							$(10)	$38	$28	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,200	$(141)	$110	$(31)	$8	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	12	10	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	8	7	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(431)	(440)	0	(5)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(424)	(433)	0	(5)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(530)	(542)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043	JPY	330,000	48	112	160	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	0	433	433	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		90,210	8,132	8,608	16,740	397	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,296	2,890	9,186	263	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		2,000	0	46	46	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		700	(3)	26	23	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	25	22	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		800	(2)	8	6	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		800	(2)	9	7	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		800	(2)	11	9	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		700	(3)	(3)	(6)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		900	(3)	0	(3)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		600	(2)	(3)	(5)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	50	29	79	31	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	77,200	0	(118)	(118)	0	(80)
Pay	1-Year BRL-CDI	11.528	Maturity	01/04/2027		18,300	0	(26)	(26)	0	(19)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	800	(1)	(5)	(6)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		1,200	(2)	(2)	(4)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		900	(1)	(3)	(4)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		500	(1)	3	2	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		500	(1)	(2)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	63	9	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	58	4	2	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	300	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		400	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		900	(2)	(12)	(14)	1	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		800	(1)	(10)	(11)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		500	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	8	7	1	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		13,870	(443)	(3,137)	(3,580)	0	(26)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(22)	(24)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(12)	(13)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(13)	(15)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		600	(2)	(11)	(13)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		700	(3)	18	15	2	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		500	(2)	(3)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		500	(2)	(3)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	6	5	1	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		11,700	199	(247)	(48)	0	(25)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,112	2,565	7	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		5,300	(276)	280	4	12	0

							$14,127	$9,813	$23,940	$791	$(197)

Total Swap Agreements							$14,158	$10,278	$24,436	$797	$(200)

(k)	Securities with an aggregate market value of $23,013 and cash of $2,753 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin liability of $(38) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2024			$537		EUR	499	$0		$(3)
		08/2024		TRY	317		$9		0		0
BPS		07/2024		AUD	1,687		1,124		0		(1)
		07/2024		CAD	1,187		870		2		0
		07/2024		GBP	16,670		21,294		222		0
		08/2024		TRY	218		6		0		0
		08/2024			$1,125		AUD	1,687	1		0
		09/2024		TWD	47,723		$1,483		11		0
BRC		07/2024		DKK	2,227		324		4		0
		07/2024			$718		TRY	24,754	23		0
		08/2024			1,405		48,777		12		0
		09/2024		MXN	87		$5		0		0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

09/2024	$180	TRY	6,485	3	0
CBK	07/2024	BRL	9,589	$1,760	44	0
07/2024	$1,725	BRL	9,589	0	(10)
07/2024	1,205	EUR	1,106	0	(20)
07/2024	799	GBP	625	0	(9)
08/2024	1,760	BRL	9,621	0	(45)
09/2024	TWD	18,195	$565	3	0
09/2024	$2,410	INR	201,482	2	(1)
DUB	07/2024	BRL	478	$86	1	0
07/2024	$95	BRL	478	0	(10)
03/2025	11	TRY	516	1	0
FAR	07/2024	EUR	17,101	$18,626	311	0
07/2024	$1,124	AUD	1,687	1	0
GLM	08/2024	2,571	BRL	13,188	0	(220)
08/2024	668	TRY	23,044	6	0
09/2024	237	8,401	2	0
JPM	07/2024	BRL	9,109	$1,639	9	0
07/2024	$1,806	BRL	9,109	0	(177)
07/2024	482	DKK	3,361	0	0
07/2024	1,654	TRY	56,006	52	0
08/2024	DKK	3,355	$482	0	0
08/2024	$1,986	TRY	71,000	71	0
09/2024	TWD	30,956	$961	7	0
09/2024	$328	INR	27,482	1	0
09/2024	4,322	MXN	78,210	0	(98)
11/2024	489	TRY	19,293	27	0
03/2025	9	455	1	0
MBC	07/2024	CAD	6,821	$5,010	24	0
07/2024	EUR	1,290	1,404	23	0
07/2024	$5,853	CAD	8,014	5	0
08/2024	CAD	8,008	$5,853	0	(5)
MYI	07/2024	$330	DKK	2,306	1	0
08/2024	DKK	2,302	$330	0	(1)
09/2024	TWD	12,314	384	4	0
09/2024	$219	INR	18,344	0	0
RBC	07/2024	20,347	GBP	16,045	0	(64)
08/2024	GBP	16,045	$20,350	64	0
SCX	07/2024	$17,985	EUR	16,786	0	(8)
08/2024	EUR	16,786	$18,011	8	0
09/2024	TWD	17,900	555	3	0
09/2024	$1,488	INR	124,527	2	0
UAG	07/2024	DKK	3,447	$501	6	0

Total Forward Foreign Currency Contracts	$957	$(672)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065%	06/24/2025	2,200	$66	$81
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	1,500	65	53

Total Purchased Options	$131	$134

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	600	$(3)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	600	(3)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	700	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	700	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	400	(2)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	400	(1)	(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	8,300	(65)	(76)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,300	(3)	(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,300	(3)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	5,700	(66)	(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	1,300	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	1,300	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	1,200	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	1,200	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	600	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,300	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,300	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	600	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	400	(1)	(2)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	1,400	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	1,400	(3)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	700	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	400	(2)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	700	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	700	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	600	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	700	(2)	(3)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	700	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	700	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	800	(1)	(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	800	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	700	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	700	(1)	(2)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	300	(1)	(1)

$(248)	$(209)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	600	$(1)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	500	(2)	0

$(4)	$(1)

Total Written Options	$(252)	$(210)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.850%	$100	$(4)	$4	$0	$0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.309	400	(2)	4	2	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	100	(1)	1	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	100	(1)	2	1	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.087	1,000	(62)	60	0	(2)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	400	1	3	4	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	100	0	1	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	100	(2)	2	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	400	(4)	4	0	0

$(75)	$81	$8	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,191	$1,364	$(1,158)	$206	$0
MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	354	(69)	285	0

$1,718	$(1,227)	$491	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	S&P 500 Total Return Index	803	6.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	$9,562	$0	$(38)	$0	$(38)
BRC	Receive	S&P 500 Total Return Index	10,298	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	122,620	0	(512)	0	(512)
CBK	Receive	S&P 500 Total Return Index	677	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	8,061	0	(33)	0	(33)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

JPM	Receive	S&P 500 Total Return Index	268	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	3,191	0	(14)	0	(14)
	Receive	S&P 500 Total Return Index	88	5.860% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	1,048	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	7,698	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	91,661	0	(382)	0	(382)
NGF	Receive	S&P 500 Total Return Index	5,732	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	68,252	0	(285)	0	(285)
RBC	Receive	S&P 500 Total Return Index	393	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	4,680	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	3,905	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	46,497	0	(195)	0	(195)
	Receive	S&P 500 Total Return Index	1,533	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	18,254	0	(77)	0	(77)
	Receive	S&P 500 Total Return Index	804	6.010% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	9,573	0	(38)	0	(38)
	Receive	S&P 500 Total Return Index	853	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	10,157	0	(42)	0	(42)
	Receive	S&P 500 Total Return Index	1,224	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	14,574	0	(61)	0	(61)
	Receive	S&P 500 Total Return Index	4,396	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	52,344	0	(218)	0	(218)
	Receive	S&P 500 Total Return Index	1,644	6.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	19,635	0	(70)	0	(70)
TOR	Receive	S&P 500 Total Return Index	785	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	9,347	0	(40)	0	(40)
	Receive	S&P 500 Total Return Index	1,451	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	17,277	0	(72)	0	(72)
UAG	Receive	S&P 500 Total Return Index	658	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	7,835	0	(33)	0	(33)
	Receive	S&P 500 Total Return Index	1,454	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/22/2025	17,313	0	(72)	0	(72)

								$0	$(2,205)	$0	$(2,205)

Total Swap Agreements								$1,643	$(3,351)	$499	$(2,207)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2024 (Unaudited)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,630	$0	$1,630
Corporate Bonds & Notes
Banking & Finance	0	168,445	0	168,445
Industrials	0	209,380	0	209,380
Utilities	0	58,475	0	58,475
Municipal Bonds & Notes
California	0	4,879	0	4,879
Georgia	0	2,513	0	2,513
Maryland	0	1,539	0	1,539
New York	0	421	0	421
Ohio	0	2,055	0	2,055
Texas	0	1,701	0	1,701
U.S. Government Agencies	0	156,988	0	156,988
U.S. Treasury Obligations	0	549,991	0	549,991
Non-Agency Mortgage-Backed Securities	0	11,471	2	11,473
Asset-Backed Securities	0	16,204	212	16,416
Sovereign Issues	0	17,438	0	17,438
Exchange-Traded Funds	53,267	0	0	53,267
Short-Term Instruments
Repurchase Agreements	0	27,654	0	27,654

	$53,267	$1,230,784	$214	$1,284,265
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,288	$0	$0	$3,288

Total Investments	$56,555	$1,230,784	$214	$1,287,553

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	1,485	0	1,529
Over the counter	0	1,590	0	1,590

	$44	$3,075	$0	$3,119
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(759)	(202)	0	(961)
Over the counter	0	(3,089)	0	(3,089)

	$(759)	$(3,291)	$0	$(4,050)

Total Financial Derivative Instruments	$(715)	$(216)	$0	$(931)

Totals	$55,840	$1,230,568	$214	$1,286,622

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.5% ¤
CORPORATE BONDS & NOTES 8.7%
BANKING & FINANCE 6.7%
AerCap Ireland Capital DAC 2.875% due 08/14/2024	$500	$498
Bank of America Corp.
3.705% due 04/24/2028 •	1,025	982
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~	500	503
Barclays PLC 6.224% due 05/09/2034 •	400	410
Credit Suisse AG AT1 Claim	1,078	130
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	1,000	957
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	614
JPMorgan Chase & Co.
1.040% due 02/04/2027 •	100	93
1.578% due 04/22/2027 •	200	187
3.782% due 02/01/2028 •	200	193
3.960% due 01/29/2027 •	300	293
5.040% due 01/23/2028 •	100	100
Morgan Stanley
1.512% due 07/20/2027 •	500	462
6.296% due 10/18/2028 •	100	103
Morgan Stanley Bank NA 4.952% due 01/14/2028 •	100	99
UBS Group AG 6.327% due 12/22/2027 •	600	610
VICI Properties LP 4.750% due 02/15/2028	100	98
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,100	1,013
3.196% due 06/17/2027 •	300	287

		7,632

INDUSTRIALS 1.7%
Boeing Co. 6.528% due 05/01/2034	100	102
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	300	277
CVS Pass-Through Trust 6.943% due 01/10/2030	318	322
MPLX LP 2.650% due 08/15/2030	400	345
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	700	669
4.810% due 09/17/2030	200	186

		1,901

UTILITIES 0.3%
Pacific Gas & Electric Co. 4.550% due 07/01/2030	400	379

Total Corporate Bonds & Notes (Cost $9,881)		9,912

U.S. GOVERNMENT AGENCIES 26.3%
Fannie Mae
5.800% due 07/25/2037 - 09/25/2042 •	29	28
5.802% due 09/01/2035 •	4	4
5.805% due 07/01/2035 •	1	1
5.830% due 07/25/2037 •	32	32
5.850% due 09/25/2035 •	64	63
5.860% due 09/25/2035 •	141	140
6.066% due 12/01/2033 •	1	1
6.170% due 06/25/2037 •	281	281
6.274% due 12/01/2033 •	3	3
6.615% due 06/01/2035 •	2	2
6.690% due 06/01/2034 •	10	11
6.838% due 11/01/2035 •	1	1
6.897% due 06/01/2035 •	2	2
Freddie Mac
3.000% due 09/01/2032	672	636
4.000% due 01/01/2048 - 03/01/2049	82	76

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 06/01/2030 - 01/01/2039	570	564
5.500% due 01/01/2035 - 03/01/2039	102	103
5.828% due 03/15/2037 •	290	286
6.000% due 08/01/2027 - 12/01/2037	20	22
6.148% due 08/15/2037 •	410	409
6.158% due 10/15/2037 •	63	63
6.168% due 05/15/2037 - 09/15/2037 •	459	458
6.546% due 11/01/2034 •	2	2
7.043% due 06/01/2035 •	5	5
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,102	2,103
6.000% due 07/15/2037 - 08/15/2037	20	20
U.S. Small Business Administration 4.430% due 05/01/2029	38	37
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	155	151
4.000% due 01/01/2025 - 06/01/2026	14	14
4.500% due 06/01/2025 - 10/01/2052	3,270	3,116
5.000% due 11/01/2025 - 01/01/2029	13	13
5.500% due 02/01/2025 - 09/01/2041	2,935	2,938
6.000% due 10/01/2026 - 05/01/2041	2,118	2,164
Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2054	2,700	2,609
5.500% due 08/01/2054	3,300	3,255
6.000% due 08/01/2054	5,700	5,714
6.500% due 08/01/2054	4,700	4,781

Total U.S. Government Agencies (Cost $30,586)		30,108

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024	3,177	3,146
0.125% due 04/15/2025 (i)	485	472
0.125% due 10/15/2025 (i)	242	234
0.250% due 01/15/2025 (g)	3,441	3,370
0.375% due 07/15/2025	6,742	6,574
0.625% due 01/15/2026 (i)	396	383
0.625% due 07/15/2032 (i)	2,050	1,839
2.125% due 04/15/2029	1,318	1,320

Total U.S. Treasury Obligations (Cost $17,494)		17,338

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.1%
Banc of America Funding Trust 5.558% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
5.546% due 07/25/2035 ~	90	82
Bear Stearns Adjustable Rate Mortgage Trust
4.743% due 11/25/2034 ~	15	14
5.416% due 11/25/2034 «~	1	1
7.400% due 12/25/2035 «~	2	2
Bear Stearns ALT-A Trust 5.311% due 10/25/2035 ~	471	389
BX Trust 6.078% due 04/15/2039 •	561	550
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~	97	75
4.642% due 12/25/2035 ~	38	35
6.000% due 12/25/2036 «	129	53
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,275	1,275
7.410% due 05/25/2035 «•	1	1
7.780% due 10/25/2035 •	2	2
COLT Mortgage Loan Trust 1.325% due 10/26/2065 ~	507	453
Countrywide Alternative Loan Trust
5.500% due 07/25/2035 «	2	1
5.840% due 09/25/2046 •	519	477
6.000% due 05/25/2037	1,296	572
6.020% due 02/25/2037 •	69	55
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~	113	102
5.069% due 02/20/2035 «~	2	1
7.884% due 02/20/2036 •	2	1
DBGS Mortgage Trust 6.838% due 10/15/2036 •	800	776
GS Mortgage Securities Corp. Trust 6.826% due 07/15/2031 •	494	351
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~	3	2
4.455% due 11/25/2035 ~	172	140
5.057% due 09/25/2035 ~	3	3
6.000% due 02/25/2036	2,680	1,071
6.000% due 07/25/2037 «	7	5
6.000% due 07/25/2037	681	434

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

HarborView Mortgage Loan Trust
4.332% due 06/19/2036 ~		647	321
5.793% due 12/19/2036 •		55	49
5.893% due 05/19/2035 •		4	4
IndyMac INDX Mortgage Loan Trust
3.285% due 06/25/2037 ~		1,313	1,007
4.122% due 06/25/2036 ~		1,288	1,085
JP Morgan Alternative Loan Trust 4.295% due 05/25/2036 ~		653	365
JP Morgan Mortgage Trust
4.296% due 10/25/2036 ~		288	206
4.660% due 10/25/2036 ~		41	23
5.643% due 02/25/2035 «~		1	1
5.750% due 01/25/2036		23	10
Lehman Mortgage Trust 6.000% due 09/25/2037		400	364
MASTR Adjustable Rate Mortgages Trust 3.272% due 07/25/2035 ~		91	77
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •		7	7
Merrill Lynch Alternative Note Asset Trust 6.060% due 03/25/2037 •		946	229
Merrill Lynch Mortgage Investors Trust
4.902% due 09/25/2035 ~		249	194
5.637% due 05/25/2033 ~		6	6
5.880% due 02/25/2036 •		9	9
5.960% due 11/25/2035 •		8	7
MFA Trust 4.400% due 03/25/2068 þ		848	821
Mortgage Equity Conversion Asset Trust 5.600% due 05/25/2042 •		593	581
New Orleans Hotel Trust 6.365% due 04/15/2032 •		1,000	983
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		28	14
5.769% due 06/25/2036 ~		902	230
OBX Trust 5.949% due 02/25/2063 þ		813	810
Prime Mortgage Trust 6.000% due 06/25/2036 «		3	3
Residential Accredit Loans, Inc. Trust
5.760% due 02/25/2037 •		633	560
5.820% due 07/25/2036 •		2,418	893
5.830% due 08/25/2036 •		1,118	1,007
5.840% due 07/25/2036 •		984	877
Structured Adjustable Rate Mortgage Loan Trust
6.553% due 01/25/2035 •		10	9
7.282% due 02/25/2034 ~		4	4
Structured Asset Mortgage Investments Trust 6.020% due 02/25/2036 •		5	4
Taurus U.K. DAC 6.084% due 05/17/2031 •	GBP	199	250
Thornburg Mortgage Securities Trust 7.017% due 06/25/2047 •		$439	369
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/25/2037 ~		180	148
6.100% due 08/25/2045 •		882	849
6.353% due 11/25/2042 •		1	1
6.653% due 10/25/2046 •		43	39
Wells Fargo Mortgage-Backed Securities Trust 6.356% due 12/25/2036 ~		194	186

Total Non-Agency Mortgage-Backed Securities (Cost $23,618)			19,526

ASSET-BACKED SECURITIES 25.4%
ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •		6	2
6.480% due 04/25/2035 •		947	920
Aegis Asset-Backed Securities Trust 6.195% due 08/25/2035 •		1,300	1,046
AREIT LLC 7.571% due 06/17/2039 •		1,000	1,004
AREIT Trust 6.583% due 01/20/2037 •		1,029	1,022
Argent Securities Trust 5.820% due 04/25/2036 •		929	291
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.120% due 11/25/2035 •		504	485
Bear Stearns Asset-Backed Securities Trust 5.700% due 06/25/2047 •		139	138
BHG Securitization Trust 5.320% due 10/17/2035		297	297
BPCRE Ltd. 7.732% due 01/16/2037 •		273	272
Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	401

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

5.420% due 04/10/2028		600	599
5.980% due 08/10/2026		134	134
6.360% due 04/12/2027		435	435
Centex Home Equity Loan Trust 5.955% due 06/25/2036 •		500	455
Citigroup Mortgage Loan Trust 5.780% due 12/25/2036 •		611	329
CRB Securitization Trust 6.960% due 10/20/2033		619	624
Encore Credit Receivables Trust 6.360% due 01/25/2036 •		1,000	955
Equifirst Loan Securitization Trust 5.630% due 04/25/2037 •		665	601
First Franklin Mortgage Loan Trust
5.780% due 04/25/2036 •		81	78
5.960% due 06/25/2036 •		500	437
GLS Auto Select Receivables Trust 6.270% due 08/16/2027		247	248
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		107	106
Harvest CLO DAC 4.546% due 10/15/2031 •	EUR	379	404
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		$300	300
JP Morgan Mortgage Acquisition Trust 5.865% due 07/25/2036 •		891	865
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		150	149
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		313	306
5.700% due 07/15/2029		283	279
Long Beach Mortgage Loan Trust
5.760% due 05/25/2036 •		570	298
6.020% due 10/25/2034 •		6	5
6.705% due 11/25/2032 •		726	734
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		74	74
Merrill Lynch First Franklin Mortgage Loan Trust 5.740% due 04/25/2037 •		1,369	606
MF1 Ltd. 6.526% due 10/16/2036 •		660	657
Morgan Stanley ABS Capital, Inc. Trust 5.520% due 05/25/2037 •		333	292
Morgan Stanley Home Equity Loan Trust 5.630% due 04/25/2037 •		882	453
Nationstar Home Equity Loan Trust 5.780% due 04/25/2037 •		587	574
Nelnet Student Loan Trust 6.193% due 04/20/2062 •		904	898
Ownit Mortgage Loan Trust 6.285% due 08/25/2036 •		759	664
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		120	119
4.970% due 01/15/2030		36	36
7.600% due 12/16/2030		211	213
PRET LLC 8.497% due 10/25/2053 þ		744	747
Ready Capital Mortgage Financing LLC 7.812% due 06/25/2037 •		363	365
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		235	231
7.130% due 01/26/2032		413	415
Residential Asset Securities Corp. Trust 6.345% due 12/25/2035 •		1,100	964
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		164	164
Securitized Asset-Backed Receivables LLC Trust
5.620% due 08/25/2036 •		1,245	403
5.940% due 07/25/2036 •		1,108	438
6.420% due 01/25/2036 •		1,354	1,236
Shelter Growth CRE Issuer Ltd.
7.635% due 06/17/2037 •		751	754
8.532% due 06/17/2037 •		600	597
SMB Private Education Loan Trust
2.340% due 09/15/2034		192	189
6.310% due 09/15/2054 •		744	742
Soundview Home Loan Trust 5.960% due 10/25/2036 •		755	711
Structured Asset Investment Loan Trust 5.640% due 09/25/2036 •		908	551
Structured Asset Securities Corp. Mortgage Loan Trust 5.800% due 12/25/2036 •		94	92
Theorem Funding Trust 6.060% due 12/15/2028		318	318
Upstart Pass-Through Trust 3.800% due 04/20/2030		168	165

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

Upstart Securitization Trust
4.370% due 05/20/2032	1	1
5.500% due 06/20/2032	443	440
Veros Auto Receivables Trust 7.120% due 11/15/2028	643	645

Total Asset-Backed Securities (Cost $30,231)		28,973

	SHARES
COMMON STOCKS 8.8%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.	1,234	51
Walt Disney Co.	1,234	122

		173

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (a)	1,234	239

CONSUMER STAPLES 1.0%
Coca-Cola Co.	1,234	79
Home Depot, Inc.	1,234	425
McDonald's Corp.	1,234	314
NIKE, Inc. 'B'	1,234	93
Procter & Gamble Co.	1,234	203
Walmart, Inc.	1,234	84

		1,198

ENERGY 0.2%
Chevron Corp.	1,234	193

FINANCIALS 1.5%
American Express Co.	1,234	286
Goldman Sachs Group, Inc.	1,234	558
JPMorgan Chase & Co.	1,234	249
Travelers Cos., Inc.	1,234	251
Visa, Inc. 'A'	1,234	324

		1,668

HEALTH CARE 1.2%
Amgen, Inc.	1,234	386
Johnson & Johnson	1,234	180
Merck & Co., Inc.	1,234	153
UnitedHealth Group, Inc.	1,234	628

		1,347

INDUSTRIALS 0.9%
3M Co.	1,234	126
Boeing Co. (a)	1,234	225
Caterpillar, Inc.	1,234	411
Honeywell International, Inc.	1,234	263

		1,025

INFORMATION TECHNOLOGY 3.6%
Apple, Inc.	1,234	260
Cisco Systems, Inc.	1,234	59
Intel Corp.	1,234	38
International Business Machines Corp.	1,234	213
Microsoft Corp.	1,234	552
NVIDIA Corp.	22,133	2,734
Salesforce, Inc.	1,234	317

		4,173

MATERIALS 0.1%
Dow, Inc.	1,234	66

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

Total Common Stocks (Cost $9,954)			10,082

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.0%
JAPAN TREASURY BILLS 2.4%
0.018% due 08/05/2024 (c)(d)	JPY	440,000	2,735

U.S. TREASURY BILLS 2.6%
5.371% due 07/30/2024 - 09/05/2024 (b)(c)(i)		$2,962	2,940

Total Short-Term Instruments (Cost $5,811)			5,675

Total Investments in Securities (Cost $127,575)			121,614

		SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short Asset Portfolio		1,071,102	10,447
PIMCO Short-Term Floating NAV Portfolio III		9,346	91

Total Short-Term Instruments (Cost $10,445)			10,538

Total Investments in Affiliates (Cost $10,445)			10,538

Total Investments 115.7% (Cost $138,020)			$132,152
Financial Derivative Instruments (f)(h) (1.6)%(Cost or Premiums, net $151)			(1,858)
Other Assets and Liabilities, net (14.1)%			(16,111)

Net Assets 100.0%			$114,183

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(67) at a weighted average interest rate of 5.334%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	56	$11,436	$18	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2024	480	51,158	221	0	(52)
U.S. Treasury 10-Year Note September Futures	09/2024	16	1,760	7	0	(4)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	18	2,044	13	0	(9)
U.S. Treasury Long-Term Bond September Futures	09/2024	8	947	11	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	21	2,632	29	0	(35)

$299	$0	$(109)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	37	$(7,302)	$(76)	$15	$0
E-mini S&P 500 Index September Futures	09/2024	26	(7,178)	(8)	32	0

$(84)	$47	$0

Total Futures Contracts	$215	$47	$(109)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Verizon Communications, Inc.	1.000%	Quarterly	12/20/2024	0.236%		$200	$1	$0	$1	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	500	(5)	11	6	0	0

							$(4)	$11	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	(1.000)%	Quarterly		12/20/2028		$400	$(8)	$(1)	$(9)	$0	$0
CDX.IG-42 5-Year Index	(1.000)	Quarterly		06/20/2029		9,100	(206)	17	(189)	1	0

							$(214)	$16	$(198)	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$5	$4	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	260,000	(2)	1	(1)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$8,300	123	(16)	107	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		23,300	(263)	(68)	(331)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		3,200	32	17	49	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		19,400	15	209	224	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		33,600	(165)	676	511	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,700	196	201	397	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		6,700	20	140	160	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,300	21	13	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	136	212	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	75	109	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	158	409	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		11,600	(83)	249	166	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	4	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	(1)	(1)	0	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		300	(1)	(2)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		5,300	(80)	172	92	32	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	0	(1)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	13	41	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	8	22	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,800	204	438	642	37	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	29	9	3	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	8	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		300	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		300	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		200	(1)	12	11	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	18	17	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(5)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		200	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		2,100	35	(44)	(9)	0	(4)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		800	(42)	43	1	2	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	4,400	0	(1)	(1)	0	0

$371	$2,473	$2,844	$244	$(18)

Total Swap Agreements	$153	$2,500	$2,653	$245	$(18)

(g)	Securities with an aggregate market value of $1,090 and cash of $1,844 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	151	$93	$0	$0
08/2024	$93	NZD	151	0	0
10/2024	784	CNH	5,612	0	(9)
BOA	07/2024	KRW	662,536	$484	4	0
07/2024	SGD	13	10	0	0
07/2024	$93	KRW	129,078	1	0
07/2024	91	PLN	362	0	(1)
07/2024	149	SGD	202	0	(1)
BPS	07/2024	AUD	42	$28	0	0
07/2024	BRL	518	103	10	0
07/2024	EUR	261	281	2	0
07/2024	JPY	3,800	24	1	0
07/2024	KRW	657,574	479	2	0
07/2024	NZD	73	45	1	0
07/2024	$803	AUD	1,205	1	0
07/2024	93	BRL	518	0	(1)
07/2024	100	IDR	1,638,639	0	0
07/2024	200	NZD	326	0	(2)
07/2024	223	PLN	885	0	(3)
07/2024	539	SGD	731	0	0
08/2024	AUD	1,205	$804	0	(1)
08/2024	SGD	730	539	0	0
09/2024	CNH	8,064	1,125	14	0
09/2024	TWD	21,591	671	5	0
09/2024	$151	INR	12,601	0	0
10/2024	CNH	2,515	$351	4	0
10/2024	$76	CNH	544	0	(1)
BRC	07/2024	MXN	1,894	$103	0	(1)
07/2024	SGD	203	150	1	0
07/2024	$83	CHF	74	0	(1)
07/2024	30	NOK	311	0	0
07/2024	150	PLN	601	0	(1)
09/2024	MXN	3,380	$179	0	(3)
10/2024	$82	CNH	591	0	0
BSH	07/2024	BRL	2,500	$496	48	0
07/2024	$450	BRL	2,500	0	(2)
CBK	07/2024	BRL	2,311	$416	2	0
07/2024	CHF	140	154	0	(2)
07/2024	KRW	41,222	30	0	0
07/2024	$424	BRL	2,311	0	(11)
07/2024	370	GBP	291	0	(2)
07/2024	235	PLN	934	0	(3)
07/2024	ZAR	2,152	$120	2	0
08/2024	BRL	2,319	424	11	0
09/2024	TWD	7,190	223	1	0
09/2024	$799	INR	66,763	0	0
DUB	07/2024	AUD	44	$29	0	0
07/2024	BRL	542	101	4	0
07/2024	KRW	359,400	261	1	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	$108	BRL	542	0	(11)
07/2024	250	PLN	981	0	(6)
08/2024	BRL	309	$60	5	0
10/2024	$67	CNH	483	0	(1)
FAR	07/2024	AUD	1,119	$746	0	(1)
07/2024	NZD	291	177	0	0
07/2024	$48	JPY	7,594	0	0
07/2024	52	NZD	84	0	(1)
08/2024	JPY	7,558	$48	0	0
08/2024	$177	NZD	291	0	0
GLM	07/2024	JPY	3,800	$25	1	0
07/2024	MXN	1,369	74	0	(1)
07/2024	$150	PLN	594	0	(3)
07/2024	430	ZAR	7,867	2	0
08/2024	511	BRL	2,623	0	(44)
09/2024	286	TRY	10,147	2	0
JPM	07/2024	BRL	2,500	$453	5	0
07/2024	CHF	79	87	0	(1)
07/2024	KRW	443,551	322	0	0
07/2024	SGD	730	542	4	0
07/2024	$504	BRL	2,500	0	(57)
07/2024	1,123	CHF	1,008	0	(1)
07/2024	50	ILS	185	0	(1)
07/2024	99	PLN	388	0	(3)
07/2024	810	ZAR	14,902	8	0
08/2024	CHF	1,004	$1,123	1	0
09/2024	TWD	12,233	380	3	0
09/2024	$92	INR	7,716	0	0
09/2024	879	MXN	15,915	0	(20)
10/2024	CNH	6,191	$865	10	0
10/2024	$76	CNH	542	0	(1)
MBC	07/2024	CAD	1,736	$1,275	6	0
07/2024	GBP	291	368	0	0
07/2024	NOK	242	23	0	0
07/2024	$1,269	CAD	1,737	1	0
08/2024	CAD	1,736	$1,269	0	(1)
08/2024	$301	GBP	238	0	0
08/2024	23	NOK	242	0	0
09/2024	TWD	3,225	$100	1	0
MYI	07/2024	BRL	1,873	363	28	0
07/2024	$337	BRL	1,873	0	(2)
07/2024	200	NZD	326	0	(1)
08/2024	JPY	440,000	$2,857	108	0
09/2024	TWD	4,866	152	2	0
09/2024	$62	INR	5,150	0	0
RBC	09/2024	INR	7,129	$85	0	0
SCX	07/2024	EUR	187	201	1	0
07/2024	KRW	333,684	245	3	0
09/2024	CNH	3,529	492	6	0
09/2024	TWD	10,643	330	2	0
09/2024	$717	INR	60,006	1	0
09/2024	83	TWD	2,645	0	(1)
TOR	07/2024	NZD	220	$135	1	0
08/2024	$135	NZD	220	0	(1)
UAG	07/2024	CHF	863	$955	0	(6)
07/2024	ILS	265	71	1	0

Total Forward Foreign Currency Contracts	$317	$(209)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	7,200	$3	$4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	7,300	4	5
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	7,200	7	12

Total Purchased Options	$14	$21

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	0	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	100	0	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	100	0	0

Total Written Options							$(15)	$(11)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	138	5.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	$1,643	$0	$7	$7	$0
FAR	Pay	S&P 500 Total Return Index	4,815	5.940% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/16/2025	54,011	0	(2,352)	0	(2,352)
GST	Pay	S&P 500 Total Return Index	2,392	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	28,482	0	121	121	0
	Pay	S&P 500 Total Return Index	60	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/12/2025	715	0	3	3	0
MYI	Pay	S&P 500 Total Return Index	1,597	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	19,016	0	81	81	0

								$0	$(2,140)	$212	$(2,352)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	22,133	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$2,734	$0	$0	$0	$0

Total Swap Agreements								$0	$(2,140)	$212	$(2,352)

(i)

Securities with an aggregate market value of $4,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)									Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$7,632		$0	$7,632
Industrials						0	1,901		0	1,901
Utilities						0	379		0	379
U.S. Government Agencies						0	30,108		0	30,108
U.S. Treasury Obligations						0	17,338		0	17,338
Non-Agency Mortgage-Backed Securities						0	19,458		68	19,526
Asset-Backed Securities						0	28,973		0	28,973
Common Stocks
Communication Services						173	0		0	173
Consumer Discretionary						239	0		0	239
Consumer Staples						1,198	0		0	1,198
Energy						193	0		0	193
Financials						1,668	0		0	1,668
Health Care						1,347	0		0	1,347
Industrials						1,025	0		0	1,025
Information Technology						4,173	0		0	4,173
Materials						66	0		0	66
Short-Term Instruments
Japan Treasury Bills						0	2,735		0	2,735
U.S. Treasury Bills						0	2,940		0	2,940

						$10,082	$111,464		$68	$121,614
Investments in Affiliates, at Value

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2024 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,538	$0	$0	$10,538

Total Investments	$20,620	$111,464	$68	$132,152

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	47	245	0	292
Over the counter	0	550	0	550

	$47	$795	$0	$842
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(128)	0	(128)
Over the counter	0	(2,572)	0	(2,572)

	$0	$(2,700)	$0	$(2,700)

Total Financial Derivative Instruments	$47	$(1,905)	$0	$(1,858)

Totals	$20,667	$109,559	$68	$130,294

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.8% ¤
CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 10.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$909
3.300% due 01/30/2032		1,000	860
American Honda Finance Corp. 5.914% due 02/12/2025 •		4,600	4,607
Athene Global Funding 5.620% due 05/08/2026		2,700	2,703
Aviation Capital Group LLC 5.500% due 12/15/2024		500	499
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	749
Bank of America Corp.
1.734% due 07/22/2027 •		1,100	1,020
5.202% due 04/25/2029 •		1,000	999
5.933% due 09/15/2027 •		3,600	3,640
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,900	1,909
Bank of Nova Scotia 5.450% due 08/01/2029		3,400	3,435
Barclays PLC
5.690% due 03/12/2030 •		1,500	1,504
7.437% due 11/02/2033 •		1,100	1,210
Citibank NA 5.488% due 12/04/2026		7,200	7,242
Credit Suisse AG AT1 Claim		5,820	698
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	2,400	2,496
Discover Bank
3.450% due 07/27/2026		$1,700	1,624
4.650% due 09/13/2028		2,700	2,594
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	921
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	181
4.687% due 06/09/2025		200	198
5.125% due 06/16/2025		200	199
5.800% due 03/05/2027		800	800
5.800% due 03/08/2029		300	299
6.950% due 03/06/2026		200	203
6.950% due 06/10/2026		200	204
Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		3,900	3,903
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		800	804
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,582
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	173
4.292% due 09/12/2026 •		1,400	1,376
5.887% due 08/14/2027 •		300	302
Jackson National Life Global Funding 5.600% due 04/10/2026		2,100	2,096
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		700	652
1.578% due 04/22/2027 •		700	654
2.083% due 04/22/2026 •		400	389
JPMorgan Chase Bank NA 5.110% due 12/08/2026		4,900	4,900
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(a)		200	199
Morgan Stanley
1.512% due 07/20/2027 •		2,000	1,849
2.188% due 04/28/2026 •		100	97
4.361% due 03/19/2027 ~	EUR	1,000	1,074
Morgan Stanley Bank NA 4.952% due 01/14/2028 •		$3,200	3,177
NatWest Group PLC 4.892% due 05/18/2029 •		2,679	2,620
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		300	297
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,107
3.103% due 01/16/2030		1,900	1,680

See Accompanying Notes	1

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	23,700	3,350
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		$1,500	981
Realkredit Danmark AS 1.000% due 04/01/2025	DKK	27,400	3,868
Royal Bank of Canada 4.875% due 01/19/2027		$2,500	2,484
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,804
UBS Group AG
3.091% due 05/14/2032 •		1,300	1,109
3.750% due 03/26/2025		600	592
VICI Properties LP 4.750% due 02/15/2028		1,800	1,760
Wells Fargo & Co. 3.196% due 06/17/2027 •		1,200	1,149
Wells Fargo Bank NA
5.254% due 12/11/2026		3,900	3,905
6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		2,200	2,210

			97,846

INDUSTRIALS 2.5%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,799
Bayer U.S. Finance LLC
6.125% due 11/21/2026		200	202
6.375% due 11/21/2030		400	410
Carrier Global Corp. 4.375% due 05/29/2025	EUR	500	538
DAE Funding LLC
2.625% due 03/20/2025		$800	780
3.375% due 03/20/2028		900	828
Hyundai Capital America 6.512% due 08/04/2025 •		2,900	2,912
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		595	586
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	192
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,256
MPLX LP 2.650% due 08/15/2030		$1,300	1,121
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,941
4.345% due 09/17/2027		3,389	3,237
4.810% due 09/17/2030		2,500	2,323
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030		1,200	1,104
Sands China Ltd.
5.125% due 08/08/2025		1,300	1,290
5.400% due 08/08/2028		1,300	1,274

			23,793

UTILITIES 0.8%
Eversource Energy 5.850% due 04/15/2031		2,400	2,431
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000	915
4.550% due 07/01/2030		1,200	1,138
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		500	500
Southern California Edison Co.
4.875% due 02/01/2027		900	893
5.150% due 06/01/2029		1,500	1,499

			7,376

Total Corporate Bonds & Notes (Cost $132,517)			129,015

U.S. GOVERNMENT AGENCIES 23.7%
Fannie Mae
5.800% due 07/25/2037 •		5	5
5.830% due 07/25/2037 •		9	9
5.850% due 09/25/2035 •		26	26
Freddie Mac
4.000% due 01/01/2048		1,013	947
6.000% due 04/01/2040		2	2
6.158% due 10/15/2037 •		12	12
Ginnie Mae
5.794% due 08/20/2047 •		312	299
6.000% due 12/15/2038		29	30
Ginnie Mae, TBA 5.000% due 08/01/2054		5,400	5,260

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

U.S. Small Business Administration
5.290% due 12/01/2027		5	5
5.720% due 01/01/2029		127	125
6.020% due 08/01/2028		73	73
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		8,009	7,227
4.000% due 09/01/2025 - 03/01/2026		8	8
4.500% due 08/01/2052 - 12/01/2053		23,299	22,002
6.000% due 07/01/2035 - 05/01/2041		369	376
7.500% due 12/01/2024 - 11/01/2037		34	32
Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2054		22,404	21,124
5.000% due 07/01/2054		43,500	42,046
5.500% due 08/01/2054		33,700	33,235
6.000% due 08/01/2054		50,100	50,223
6.500% due 08/01/2054		37,400	38,046

Total U.S. Government Agencies (Cost $221,353)			221,112

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (h)		19,673	19,477
0.125% due 04/15/2025		2,549	2,480
0.125% due 10/15/2025		1,933	1,870
0.250% due 01/15/2025		17,075	16,723
0.375% due 07/15/2025		13,749	13,405
0.625% due 01/15/2026		2,639	2,553
0.750% due 02/15/2045 (h)		1,731	1,298
1.000% due 02/15/2046 (h)		3,837	2,997
1.000% due 02/15/2048 (h)		3,178	2,436
2.125% due 04/15/2029		10,845	10,861
U.S. Treasury Notes
0.500% due 02/28/2026 (h)		16,600	15,460
2.625% due 12/31/2025 (h)(j)		12,100	11,707

Total U.S. Treasury Obligations (Cost $105,500)			101,267

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust 6.269% due 11/25/2037 ~		4,142	2,718
American Home Mortgage Assets Trust 6.073% due 11/25/2046 •		6,054	1,509
AOA Mortgage Trust 6.318% due 10/15/2038 •		2,680	2,521
Atrium Hotel Portfolio Trust 7.126% due 12/15/2036 •		4,600	4,451
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	3,729	4,714
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$2,600	1,459
BCAP LLC Trust 4.808% due 03/26/2037 ~		4,103	1,837
Bear Stearns ALT-A Trust
4.083% due 11/25/2035 ~		2,585	1,397
4.310% due 11/25/2035 ~		91	78
BSREP Commercial Mortgage Trust 6.793% due 08/15/2038 •		4,265	3,861
ChaseFlex Trust 6.060% due 07/25/2037 •		2,518	2,101
Citigroup Mortgage Loan Trust
5.530% due 01/25/2037 «•		2	2
5.853% due 08/25/2035 «~		11	11
6.170% due 09/25/2062 þ		5,524	5,527
7.860% due 03/25/2036 •		54	48
CitiMortgage Alternative Loan Trust 6.000% due 04/25/2037 •		899	763
Commercial Mortgage Trust 6.376% due 06/15/2034 •		2,735	2,731
Countrywide Alternative Loan Trust
5.700% due 12/25/2046 •		2,302	1,944
5.750% due 02/25/2037		681	353
5.780% due 02/25/2047 •		9	8
5.780% due 09/25/2047 •		1,233	1,087
5.860% due 06/25/2037 •		31	27
6.000% due 08/25/2035		1,074	438
6.000% due 06/25/2047		1,743	891
6.153% due 02/25/2036 •		4	3
Countrywide Home Loan Mortgage Pass-Through Trust
4.530% due 11/25/2037 ~		456	413
4.712% due 11/25/2034 ~		2	2
5.500% due 11/25/2035		19	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.000% due 01/25/2060 ~		2,793	2,414
DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	878
6.221% due 06/15/2033 •		2,950	2,743

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.120% due 08/25/2037 •		1,770	1,390
GSR Mortgage Loan Trust 4.375% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
5.793% due 12/19/2036 •		142	127
5.833% due 01/19/2038 •		203	175
5.863% due 12/19/2036 •		728	560
InTown Mortgage Trust 8.615% due 08/15/2039 •		7,600	7,630
JP Morgan Mortgage Trust
4.841% due 08/25/2034 «~		11	10
5.514% due 07/25/2035 ~		906	879
5.750% due 01/25/2036		10	5
JP Morgan Resecuritization Trust
2.986% due 06/26/2037 ~		3,875	2,691
5.559% due 06/26/2037 •		1,510	1,495
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,452	1,442
Lehman Mortgage Trust 6.000% due 11/25/2036 •		1,111	541
Lehman XS Trust 5.910% due 08/25/2046 •		1,014	968
MASTR Adjustable Rate Mortgages Trust 5.953% due 12/25/2046 •		5,345	3,886
Merrill Lynch Mortgage Investors Trust 4.902% due 09/25/2035 ~		40	31
Morgan Stanley Capital Trust 6.892% due 12/15/2038 •		3,300	3,085
Morgan Stanley Mortgage Loan Trust 6.390% due 11/25/2035 •		2,385	2,386
MortgageIT Mortgage Loan Trust 5.920% due 06/25/2047 •		655	536
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,603	1,508
2.750% due 11/25/2059 ~		2,896	2,709
New York Mortgage Trust 5.250% due 07/25/2062 þ		3,399	3,334
PRET LLC 7.021% due 02/25/2054 þ		1,285	1,282
PRKCM Trust 7.225% due 11/25/2058 þ		1,280	1,303
Residential Accredit Loans, Inc. Trust
5.830% due 08/25/2036 •		297	268
5.860% due 05/25/2047 •		3,081	2,663
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	1,000	1,268
Structured Adjustable Rate Mortgage Loan Trust 5.985% due 04/25/2035 ~		$51	45
Structured Asset Mortgage Investments Trust 5.580% due 08/25/2036 •		3,302	2,782
Structured Asset Securities Corp. 5.810% due 04/25/2035 •		1,155	1,003
Taurus U.K. DAC 6.084% due 05/17/2031 •	GBP	1,191	1,499
Towd Point Mortgage Funding
0.000% due 07/20/2053 •		2,500	3,165
6.583% due 07/20/2045 •		4,887	6,183
Trinity Square PLC 0.000% due 07/15/2059 ~		1,100	1,394
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$2,196	2,126
Verus Securitization Trust 4.910% due 06/25/2067 þ		2,491	2,460
WaMu Mortgage Pass-Through Certificates Trust
3.395% due 01/25/2037 ~		125	101
4.246% due 08/25/2036 ~		52	46
4.736% due 06/25/2037 ~		489	415
4.846% due 12/25/2035 ~		738	661
5.883% due 01/25/2047 •		8	8
5.923% due 05/25/2047 •		1,756	1,393
6.620% due 11/25/2045 •		1,468	1,306
6.653% due 09/25/2046 •		22	20
6.653% due 10/25/2046 •		16	14
Wells Fargo Mortgage-Backed Securities Trust 6.356% due 12/25/2036 ~		58	56

Total Non-Agency Mortgage-Backed Securities (Cost $124,067)			113,789

ASSET-BACKED SECURITIES 34.0%
Aames Mortgage Investment Trust 6.450% due 07/25/2035 •		223	224
ABFC Trust 5.720% due 01/25/2037 •		1,682	1,165
ACHV ABS Trust
6.810% due 11/25/2030		92	92

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

7.240% due 11/25/2030		700	704
Adagio CLO DAC 4.626% due 10/15/2031 •	EUR	3,204	3,416
Ally Auto Receivables Trust 5.460% due 05/15/2028		$1,600	1,605
American Express Credit Account Master Trust 4.870% due 05/15/2028		2,700	2,690
AmeriCredit Automobile Receivables Trust 5.620% due 06/18/2025		6,921	6,921
Ares European CLO DAC 4.566% due 10/15/2030 •	EUR	3,159	3,384
Armada Euro CLO DAC 4.626% due 07/15/2031 •		7,228	7,736
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		$2,400	2,431
BA Credit Card Trust 4.980% due 11/15/2028		4,800	4,800
Bain Capital Euro CLO DAC 4.637% due 01/20/2032 •	EUR	3,296	3,514
Bank of America Auto Trust 5.830% due 05/15/2026		$2,348	2,350
Bear Stearns Asset-Backed Securities Trust
5.053% due 02/25/2036 •		1,238	1,229
5.780% due 08/25/2036 •		271	258
Blackrock European CLO DAC 4.526% due 10/15/2031 •	EUR	3,104	3,316
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$1,500	1,505
BNC Mortgage Loan Trust 4.067% due 10/25/2036 «•		163	156
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	2,197	2,344
Carlyle Euro CLO DAC
4.606% due 01/15/2031 •		1,653	1,773
4.718% due 08/15/2032 •		3,598	3,848
Carvana Auto Receivables Trust
4.680% due 02/10/2028		$2,900	2,864
5.500% due 08/10/2027		1,300	1,299
5.620% due 01/10/2029		300	301
6.090% due 11/10/2026		629	630
6.410% due 09/10/2027		1,380	1,384
Citigroup Mortgage Loan Trust
5.520% due 07/25/2045 •		75	52
5.780% due 12/25/2036 •		2,036	1,097
5.910% due 10/25/2036 •		332	330
Citizens Auto Receivables Trust
5.110% due 04/17/2028		500	499
5.430% due 10/15/2026		800	799
Countrywide Asset-Backed Certificates Trust
4.648% due 05/25/2036 •		1,370	1,316
5.600% due 06/25/2037 •		594	549
5.600% due 06/25/2047 •		658	585
5.650% due 11/25/2037 •		99	91
5.710% due 06/25/2047 •		713	683
5.980% due 12/25/2036 •		2,215	2,065
6.000% due 03/25/2036 •		731	624
CPS Auto Receivables Trust
5.710% due 09/15/2027		736	735
6.130% due 09/15/2026		1,702	1,704
Credit-Based Asset Servicing & Securitization LLC 5.559% due 07/25/2037 •		5	3
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	2,165	2,315
4.556% due 10/15/2031 •		5,685	6,080
DLLAA LLC 5.930% due 07/20/2026		$445	445
DT Auto Owner Trust 6.290% due 08/16/2027		2,636	2,643
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	2,295	2,443
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		$500	498
5.630% due 10/15/2026		600	600
5.700% due 05/15/2026		2,400	2,400
5.820% due 02/15/2027		1,000	1,000
6.040% due 07/15/2026		566	566
Fieldstone Mortgage Investment Trust 6.195% due 12/25/2035 •		1,383	1,354
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		2,025	2,029
Fremont Home Loan Trust
5.660% due 08/25/2036 •		82	25
5.800% due 02/25/2036 •		935	886
GLS Auto Receivables Issuer Trust 6.040% due 03/15/2027		1,407	1,409

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,800	1,813
6.270% due 08/16/2027		2,347	2,354
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		1,600	1,606
Griffith Park CLO DAC 4.550% due 11/21/2031 •	EUR	6,243	6,658
GSAA Home Equity Trust
4.239% due 03/25/2036 ~		$3,205	1,886
5.860% due 03/25/2037 •		4,044	1,117
GSAMP Trust
5.760% due 08/25/2036 •		281	278
5.920% due 01/25/2037 •		2,700	2,212
6.150% due 11/25/2035 •		473	468
6.780% due 12/25/2034 •		896	769
Halseypoint CLO Ltd. 7.026% due 07/20/2031 •		1,300	1,300
Harvest CLO DAC
1.040% due 07/15/2031	EUR	993	1,012
4.546% due 10/15/2031 •		1,989	2,120
4.577% due 10/20/2031 •		4,730	5,058
4.666% due 07/15/2031 •		7,843	8,389
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		$6,100	6,020
Home Equity Loan Trust 5.800% due 04/25/2037 •		5,300	4,403
Home Equity Mortgage Loan Asset-Backed Trust
5.194% due 11/25/2034 «•		154	146
6.525% due 08/25/2035 •		2,000	1,902
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		4,600	4,620
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		2,200	2,193
5.290% due 04/15/2027		2,100	2,097
5.480% due 04/17/2028		1,600	1,605
JP Morgan Mortgage Acquisition Trust 5.670% due 10/25/2036 •		15	15
Jubilee CLO DAC
4.506% due 04/15/2030 •	EUR	1,953	2,094
4.556% due 04/15/2031 •		1,400	1,492
KKR CLO Ltd.
6.529% due 07/18/2030 •		$1,277	1,279
7.189% due 07/18/2030 •		4,200	4,206
Laurelin DAC 4.617% due 10/20/2031	EUR	2,824	3,028
LCM LP 7.088% due 07/19/2027 •		$856	856
Long Beach Mortgage Loan Trust
5.900% due 02/25/2036 •		1,398	1,360
6.375% due 08/25/2035 •		1,700	1,518
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		700	700
M360 Ltd. 7.708% due 11/22/2038 •		3,100	2,989
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •	EUR	353	379
Marlette Funding Trust
5.180% due 11/15/2032		$14	14
5.950% due 11/15/2032		2,000	1,996
6.070% due 04/15/2033		931	931
Master Credit Card Trust 6.183% due 01/21/2027 •		5,400	5,423
MASTR Specialized Loan Trust
5.980% due 02/25/2036 •		327	316
5.980% due 06/25/2046 •		1,280	1,226
Merrill Lynch Mortgage Investors Trust 5.680% due 08/25/2037 •		5,216	2,669
MF1 LLC 7.974% due 09/17/2037 •		3,000	3,010
MF1 Ltd. 7.089% due 02/19/2037 •		6,100	5,993
Morgan Stanley ABS Capital, Inc. Trust
5.560% due 07/25/2036 •		3	1
5.675% due 03/25/2037 •		13,232	5,130
5.780% due 09/25/2036 •		2,289	966
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ		3,533	1,152
Nelnet Student Loan Trust
6.640% due 02/20/2041		378	378
7.533% due 02/20/2041 •		453	454
Option One Mortgage Loan Trust
5.560% due 07/25/2036 •		1,899	852
5.590% due 07/25/2037 •		2,314	1,469
5.600% due 01/25/2037 •		2,670	1,541
5.680% due 04/25/2037 •		2,065	1,382
5.680% due 05/25/2037 •		1,197	708

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

5.770% due 04/25/2037 •		260	147
Pagaya AI Debt Selection Trust
6.060% due 03/15/2030		1,830	1,829
7.128% due 06/16/2031		336	337
7.179% due 04/15/2031		678	680
8.388% due 07/15/2030 ~		456	462
Palmer Square European Loan Funding DAC 4.686% due 04/15/2031 •	EUR	3,928	4,209
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.185% due 02/25/2035 •		$6,262	5,516
Popular ABS Mortgage Pass-Through Trust 5.955% due 07/25/2036 •		2,135	1,971
PRET LLC
1.744% due 07/25/2051 þ		1,333	1,300
1.843% due 09/25/2051 þ		3,956	3,816
2.487% due 10/25/2051 þ		2,641	2,618
3.721% due 07/25/2051 þ		3,294	3,239
PRPM LLC 3.720% due 02/25/2027 þ		2,376	2,337
Reach ABS Trust 7.050% due 02/18/2031		311	312
Ready Capital Mortgage Financing LLC 6.660% due 11/25/2036 •		630	627
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,588	1,170
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		891	861
4.320% due 09/25/2030		659	647
5.380% due 11/25/2030		1,724	1,715
Residential Asset Mortgage Products Trust 6.525% due 05/25/2035 •		2,300	2,186
Residential Asset Securities Corp. Trust 6.060% due 02/25/2036 •		132	130
Santander Drive Auto Receivables Trust
4.980% due 02/15/2028		4,250	4,224
6.180% due 02/16/2027		3,147	3,151
Sculptor European CLO DAC 4.696% due 01/14/2032 •	EUR	8,460	9,062
Securitized Asset-Backed Receivables LLC Trust
5.940% due 07/25/2036 •		$906	358
5.960% due 05/25/2036 •		2,863	1,486
6.105% due 10/25/2035 •		1,201	941
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	2,896	3,085
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		$1,046	1,044
SG Mortgage Securities Trust 5.820% due 02/25/2036 •		3,900	1,924
SMB Private Education Loan Trust
4.550% due 02/16/2055		4,639	4,441
5.500% due 06/17/2052		1,972	1,990
6.883% due 11/15/2052 •		562	569
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,714	1,607
Sound Point CLO Ltd. 6.565% due 07/25/2030 •		1,432	1,433
Soundview Home Loan Trust
5.580% due 11/25/2036 •		7	2
5.630% due 07/25/2037 •		1,051	900
5.760% due 03/25/2037 •		256	238
5.960% due 10/25/2036 •		2,676	2,522
6.300% due 08/25/2035 •		1,903	1,688
Specialty Underwriting & Residential Finance Trust 5.411% due 12/25/2036 •		484	459
Structured Asset Securities Corp. Mortgage Loan Trust 5.690% due 05/25/2047 •		637	608
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •		1,146	1,148
TCI-Symphony CLO Ltd. 7.140% due 10/13/2032 •		4,900	4,904
Theorem Funding Trust 6.060% due 12/15/2028		905	904
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	3,812	4,083
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		$1,151	1,154
Upstart Pass-Through Trust 3.800% due 04/20/2030		1,206	1,179
Venture CLO Ltd.
6.991% due 07/30/2032 •		3,500	3,502
7.341% due 07/30/2032 •		4,200	4,204
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,852	1,859

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Westlake Automobile Receivables Trust 5.960% due 10/15/2026		2,452	2,455

Total Asset-Backed Securities (Cost $341,009)			316,550

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	24,200	4,008
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	27,555	1,268
3.000% due 12/03/2026 (e)		3,251	164
4.000% due 11/30/2028 (e)		7,844	401

Total Sovereign Issues (Cost $6,033)			5,841

		SHARES
COMMON STOCKS 7.6%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		8,205	338
Walt Disney Co.		8,205	815

			1,153

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		8,205	1,586

CONSUMER STAPLES 0.9%
Coca-Cola Co.		8,205	522
Home Depot, Inc.		8,205	2,825
McDonald's Corp.		8,205	2,091
NIKE, Inc. 'B'		8,205	618
Procter & Gamble Co.		8,205	1,353
Walmart, Inc.		8,205	556

			7,965

ENERGY 0.1%
Chevron Corp.		8,205	1,283

FINANCIALS 1.2%
American Express Co.		8,205	1,900
Goldman Sachs Group, Inc.		8,205	3,711
JPMorgan Chase & Co.		8,205	1,660
Travelers Cos., Inc.		8,205	1,668
Visa, Inc. 'A'		8,205	2,154

			11,093

HEALTH CARE 1.0%
Amgen, Inc.		8,205	2,564
Johnson & Johnson		8,205	1,199
Merck & Co., Inc.		8,205	1,016
UnitedHealth Group, Inc.		8,205	4,178

			8,957

INDUSTRIALS 0.7%
3M Co.		8,205	839
Boeing Co. (c)		8,205	1,493
Caterpillar, Inc.		8,205	2,733
Honeywell International, Inc.		8,205	1,752

			6,817

INFORMATION TECHNOLOGY 3.3%
Apple, Inc.		8,205	1,728
Cisco Systems, Inc.		8,205	390
Intel Corp.		8,205	254
International Business Machines Corp.		8,205	1,419
Microsoft Corp.		8,205	3,667
NVIDIA Corp.		173,725	21,462
Salesforce, Inc.		8,205	2,110

			31,030

MATERIALS 0.1%
Dow, Inc.		8,205	435

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Total Common Stocks (Cost $69,517)		70,319

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.0%
COMMERCIAL PAPER 2.8%
Bacardi-Martini BV
5.830% due 08/15/2024	$400	397
5.850% due 07/10/2024	250	250
Campbell Soup Co.
5.550% due 08/07/2024	250	248
5.550% due 08/08/2024	250	248
Constellation Brands, Inc.
5.610% due 07/09/2024	600	599
5.610% due 07/23/2024	450	448
5.640% due 07/15/2024	1,500	1,496
5.650% due 07/26/2024	1,000	995
5.650% due 07/30/2024	800	796
Crown Castle, Inc. 5.840% due 07/09/2024	650	649
Entergy Corp. 5.550% due 08/01/2024	300	298
Huntington Ingalls Industries, Inc.
5.880% due 07/01/2024	1,800	1,799
5.880% due 07/02/2024	750	750
Intel Corp. 5.520% due 07/09/2024	1,000	998
Intercontinental Exchange, Inc.
5.510% due 07/15/2024	250	249
5.510% due 07/22/2024	1,050	1,046
5.510% due 07/24/2024	300	299
L3Harris Technologies, Inc.
5.520% due 07/22/2024	250	249
5.600% due 07/11/2024	650	649
5.600% due 07/17/2024	700	698
Marathon Oil Corp. 5.830% due 07/05/2024	4,300	4,295
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	500	499
5.570% due 07/09/2024	650	649
5.570% due 07/10/2024	700	699
5.570% due 08/12/2024	750	745
5.570% due 08/13/2024 (a)	300	298
5.580% due 07/11/2024	550	549
5.580% due 08/12/2024	1,050	1,043
Southern California Edison Co. 5.600% due 07/08/2024	2,100	2,097
VW Credit, Inc.
5.530% due 07/08/2024	250	250
5.530% due 07/15/2024	700	698
5.530% due 07/18/2024	250	249
5.530% due 07/23/2024	250	249
5.550% due 07/16/2024	600	598

		26,079

REPURCHASE AGREEMENTS (f) 7.2%		67,596

SHORT-TERM NOTES 0.0%
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025	148	148

Total Short-Term Instruments (Cost $93,826)		93,823

Total Investments in Securities (Cost $1,093,822)		1,051,716

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short Asset Portfolio	5,487,259	53,523

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $54,796)	53,523

Total Investments in Affiliates (Cost $54,796)	53,523

Total Investments 118.5% (Cost $1,148,618)	$1,105,239
Financial Derivative Instruments (g)(i) 1.9%(Cost or Premiums, net $15,885)	17,905
Other Assets and Liabilities, net (20.4)%	(190,725)

Net Assets 100.0%	$932,419

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	4.710%	06/28/2024	07/02/2024	CAD	50,000	Canada Government Bond 2.000% due 06/01/2032	$(37,258)	$36,548	$36,562
FICC	2.600	06/28/2024	07/01/2024	$719	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(733)	719	719
MEI	4.710	06/25/2024	07/03/2024	CAD	20,000	Canada Government Bond 3.000% due 06/01/2034	(14,766)	14,619	14,630
4.710	06/28/2024	07/08/2024	10,000	Province of Ontario 3.500% due 06/02/2043	(7,442)	7,310	7,313
SAL	5.270	06/28/2024	07/01/2024	$4,400	U.S. Treasury Notes 4.875% due 11/30/2025	(4,505)	4,400	4,402
5.400	06/28/2024	07/01/2024	4,000	U.S. Treasury Notes 0.750% due 03/31/2026	(4,086)	4,000	4,002

Total Repurchase Agreements	$(68,790)	$67,596	$67,628

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(238) at a weighted average interest rate of 5.354%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	2	$2	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	2	2	(1)	0

Total Written Options	$(2)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures	09/2024	1,891	$195,246	$1,583	$463	$0
U.S. Treasury 2-Year Note September Futures	09/2024	914	186,656	461	0	(21)
U.S. Treasury 5-Year Note September Futures	09/2024	152	16,200	94	0	(17)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	175	19,868	193	0	(85)

$2,331	$463	$(123)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	246	$(48,547)	$(511)	$100	$0
U.S. Treasury 10-Year Note September Futures	09/2024	6	(660)	(2)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2024	7	(828)	2	7	0

$(511)	$108	$0

Total Futures Contracts	$1,820	$571	$(123)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.399%	$1,700	$27	$(7)	$20	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	500	(3)	11	8	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.483	EUR	800	(4)	19	15	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	$1,400	9	15	24	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	200	2	2	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	2,520	500	(229)	271	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	2,985	359	94	453	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	400	(4)	9	5	0	0

$887	$(86)	$801	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,956	$(145)	$109	$(36)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(4)	4	0	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	57	(11)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	400	(27)	20	(7)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(60)	31	(29)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	800	(29)	4	(25)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	99	0	6	6	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	2,574	58	109	167	0	(2)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	6,000	410	(26)	384	0	(4)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(9)	11	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(31)	47	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(5)	13	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	3	7	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	4	2	6	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	9	28	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	3,800	84	(3)	81	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	102,200	2,291	(168)	2,123	0	(9)

$2,653	$112	$2,765	$1	$(15)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	300	$(2)	$12	$10	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	200	(1)	6	5	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	2,060,000	(17)	7	(10)	42	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$70,100	1,035	(133)	902	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		100,000	117	1,303	1,420	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		27,400	271	152	423	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		61,600	(154)	865	711	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	50	48	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	113	288	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	842	1,126	93	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		62,600	409	11,224	11,633	214	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	2,859	8,837	253	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(227)	366	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	12	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	7	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		300	(1)	10	9	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		800	(3)	(4)	(7)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		300	(1)	(1)	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		800	(3)	0	(3)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		700	(2)	7	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		800	(3)	9	6	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		700	(2)	11	9	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		1,400	(5)	18	13	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		600	(2)	6	4	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		2,800	(8)	32	24	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		1,000	(3)	21	18	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		700	(3)	(3)	(6)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		52,500	(714)	1,625	911	321	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,000	(3)	0	(3)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		700	(2)	(4)	(6)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	1,211	6,456	255	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		300	(3)	(9)	(12)	0	(5)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	800	(1)	(5)	(6)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		600	(1)	(1)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		700	(1)	(4)	(5)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	(1)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		600	(1)	3	2	0	(1)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		600	(1)	2	1	1	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		500	(1)	(2)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	182	71	26	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	1,000	(2)	38	36	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,000	(2)	43	41	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		900	(2)	(27)	(29)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		500	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		400	(1)	(10)	(11)	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		800	(1)	(12)	(13)	1	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		1,000	(2)	(12)	(14)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		500	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		700	(1)	9	8	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		600	(2)	34	32	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,800	(7)	111	104	0	(4)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		600	(3)	(29)	(32)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(20)	(22)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(15)	(17)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(1)	(14)	(15)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(16)	(18)	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		700	(3)	(17)	(20)	2	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		600	(2)	(11)	(13)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(9)	(10)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		700	(3)	18	15	2	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		500	(2)	(3)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		500	(2)	(3)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	6	5	1	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		15,700	269	(334)	(65)	0	(33)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		7,200	(382)	388	6	17	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	36,900	0	(11)	(11)	4	0

							$12,890	$20,259	$33,149	$1,355	$(122)

Total Swap Agreements							$16,430	$20,285	$36,715	$1,358	$(138)

(h)	Securities with an aggregate market value of $23,618 and cash of $8,496 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin asset of $17 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		AUD	8,896		$5,927		$0		$(7)
		07/2024		NZD	1,268		776		4		0
		07/2024			$410		NZD	668	0		(3)
		08/2024			776		1,268		0		(4)
		10/2024			2,873		CNH	20,569	0		(32)
BOA		07/2024		EUR	89,931		$97,638		1,326		0
		07/2024		HKD	1,104		142		0		0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024	KRW	5,248,775		3,837	30	0
	07/2024	SGD	68		50	0	0
	07/2024		$799	PLN	3,185	0	(8)
	07/2024		1,347	SGD	1,818	0	(6)
	08/2024	SGD	68		$50	0	0
	10/2024		$495	CNH	3,585	0	0
BPS	07/2024	BRL	4,168		$829	83	0
	07/2024	CAD	50,026		36,542	0	(25)
	07/2024	EUR	2,234		2,409	17	0
	07/2024	GBP	11,115		14,196	146	0
	07/2024	KRW	5,251,360		3,826	17	0
	07/2024	NZD	577		356	4	0
	07/2024		$6,379	AUD	9,574	8	0
	07/2024		750	BRL	4,168	0	(4)
	07/2024		600	IDR	9,831,834	1	0
	07/2024		152	ILS	565	0	(3)
	07/2024		1,653	NZD	2,691	0	(14)
	07/2024		1,876	PLN	7,448	0	(26)
	07/2024		4,516	SGD	6,124	1	0
	08/2024	AUD	9,574		$6,384	0	(8)
	08/2024	SGD	6,115		4,515	0	(1)
	09/2024	CNH	62,119		8,668	110	0
	09/2024	TWD	171,219		5,321	41	0
	09/2024		$1,405	INR	117,613	2	0
	10/2024	CNH	21,391		$2,988	33	0
	10/2024		$709	CNH	5,076	0	(8)
BRC	07/2024	AUD	356		$236	0	(2)
	07/2024	MXN	13,285		719	0	(6)
	07/2024	NOK	120		11	0	0
	07/2024	PLN	14		4	0	0
	07/2024	SGD	1,690		1,252	5	0
	07/2024	THB	1,835		50	0	0
	07/2024	TRY	7,166		211	0	(4)
	07/2024		$667	CHF	595	0	(5)
	07/2024		29	DKK	196	0	0
	07/2024		1,103	PLN	4,406	0	(9)
	09/2024	MXN	24,860		$1,317	0	(26)
BSH	07/2024	BRL	12,700		2,518	246	0
	07/2024		$2,285	BRL	12,700	0	(13)
CBK	07/2024	BRL	25,630		$4,611	26	0
	07/2024	CAD	20,021		14,655	20	0
	07/2024	CHF	1,157		1,272	0	(16)
	07/2024	KRW	370,980		272	3	0
	07/2024		$4,704	BRL	25,630	0	(119)
	07/2024		2,016	PLN	7,995	0	(30)
	07/2024		16	ZAR	290	0	0
	07/2024	ZAR	13,178		$735	11	0
	08/2024	BRL	25,716		4,704	120	0
	09/2024	TWD	61,731		1,915	12	0
	09/2024		$6,219	INR	519,904	3	(3)
	09/2024		463	MXN	8,760	10	0
DUB	07/2024	AUD	322		$213	0	(2)
	07/2024	BRL	264		50	3	0
	07/2024	KRW	2,847,253		2,069	4	0
	07/2024		$47	BRL	264	0	0
	07/2024		1,946	PLN	7,648	0	(47)
	08/2024	BRL	2,682		$521	43	0
GLM	07/2024		21,900		4,085	167	0
	07/2024	KRW	3,849		3	0	0
	07/2024	MXN	12,773		688	0	(9)
	07/2024		$4,054	BRL	21,900	0	(137)
	07/2024		50	KRW	68,690	0	0
	07/2024		1,245	PLN	4,917	0	(23)
	07/2024		3,423	ZAR	62,623	15	0
	08/2024		4,309	BRL	22,103	0	(369)
	09/2024		2,311	TRY	81,988	16	0
	04/2025	BRL	23,700		$4,255	146	0
	04/2025	DKK	16,200		2,395	31	0
IND	09/2024	INR	39,378		470	0	(1)
JPM	07/2024	BRL	7,795		1,506	112	0
	07/2024	CHF	687		760	0	(5)
	07/2024	DKK	296		43	0	0
	07/2024	IDR	2,464,877		152	1	0
	07/2024	KRW	3,517,735		2,550	0	(1)
	07/2024	SGD	6,118		4,545	34	0
	07/2024		$1,404	BRL	7,795	0	(10)
	07/2024		9,161	CHF	8,221	0	(11)
	07/2024		449	ILS	1,661	0	(9)
	07/2024		774	PLN	3,028	0	(22)
	07/2024		6,444	ZAR	118,622	68	0
	08/2024	CHF	8,190		$9,161	11	0
	08/2024		$43	DKK	296	0	0
	08/2024		1,485	NZD	2,437	0	(1)
	09/2024	TWD	101,109		$3,141	22	0
	09/2024		$644	BRL	3,523	0	(19)
	09/2024		706	INR	59,196	2	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

09/2024	5,029	MXN	91,016	0	(114)
10/2024	CNH	27,096	$3,786	43	0
10/2024	$709	CNH	5,061	0	(10)
04/2025	BRL	500	$89	2	0
MBC	07/2024	CAD	25,180	18,451	53	(8)
07/2024	JPY	106,417	680	19	0
07/2024	SGD	66	49	0	0
07/2024	$11,087	CAD	15,175	8	(2)
07/2024	9	NOK	94	0	0
07/2024	101	ZAR	1,863	1	0
08/2024	CAD	13,585	$9,929	0	(8)
08/2024	NOK	94	9	0	0
09/2024	TWD	12,946	402	3	0
MYI	07/2024	BRL	15,995	3,097	235	0
07/2024	DKK	203	29	0	0
07/2024	$2,877	BRL	15,995	0	(16)
07/2024	1,698	NZD	2,769	0	(12)
08/2024	29	DKK	203	0	0
09/2024	TWD	40,222	$1,254	13	0
09/2024	$473	INR	39,513	0	0
04/2025	DKK	18,800	$2,776	32	0
RBC	07/2024	$14,095	GBP	11,115	0	(44)
08/2024	GBP	11,115	$14,097	44	0
SCX	07/2024	EUR	1,473	1,582	5	0
07/2024	IDR	164,120	10	0	0
07/2024	KRW	2,662,810	1,952	21	0
07/2024	$100,324	EUR	93,638	0	(42)
07/2024	ZAR	1,873	$102	0	(1)
08/2024	EUR	93,638	100,471	43	0
08/2024	JPY	105,727	661	1	0
09/2024	CNH	25,511	3,556	41	0
09/2024	TWD	72,792	2,259	14	0
09/2024	$5,727	INR	479,312	7	0
TOR	07/2024	CHF	31	$34	0	0
07/2024	NZD	1,847	1,131	6	0
08/2024	$1,131	NZD	1,847	0	(6)
UAG	07/2024	CHF	6,945	$7,685	0	(45)
07/2024	ILS	2,453	662	12	0
07/2024	$44	DKK	304	0	(1)
08/2024	EUR	261	$279	0	0
04/2025	DKK	16,100	2,375	26	0

Total Forward Foreign Currency Contracts	$3,583	$(1,357)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	52,000	$22	$31
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	52,000	30	38
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	52,600	47	84

Total Purchased Options	$99	$153

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	800	$(4)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	800	(4)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	700	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	700	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	400	(2)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	300	(1)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	400	(1)	(2)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	800	(3)	(4)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,700	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,700	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	1,400	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	1,400	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	1,400	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	1,400	(5)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	700	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,400	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,400	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	800	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	200	(1)	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	1,400	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	1,400	(3)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	600	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	400	(2)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	600	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	600	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	600	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	600	(1)	(3)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	1,100	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	1,100	(2)	(1)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.630	07/17/2024	1,000	(2)		(1)
	Put - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.970	07/17/2024	1,000	(2)		(2)
	Call - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.630	07/22/2024	1,100	(2)		(1)
	Put - OTC 5-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.940	07/22/2024	1,100	(2)		(2)
ULO	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.570	07/25/2024	300	(1)		(1)
	Put - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.900	07/25/2024	300	(1)		(1)

Total Written Options									$(126)		$(90)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.06-2 Index «			0.110%	Monthly	05/25/2046	$1,936	$(516)	$401	$0	$(115)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	RU20INTR Index	36,826	5.630% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/05/2025	$387,080	$0	$7,512	$7,512	$0
JPM	Receive	RU20INTR Index	2,268	5.655% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	24,948	0	(95)	0	(95)
MBC	Receive	RU20INTR Index	19,749	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/05/2025	205,592	0	7,025	7,025	0
RBC	Receive	RU20INTR Index	1,389	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	15,279	0	(58)	0	(58)
UAG	Receive	RU20INTR Index	4,219	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	46,408	0	(216)	0	(216)
ULO	Receive	RU20INTR Index	2,654	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	29,194	0	(121)	0	(121)

								$0	$14,047	$14,537	$(490)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	173,725	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$21,462	$0	$0	$0	$0

Total Swap Agreements								$(516)	$14,448	$14,537	$(605)

(j)

Securities with an aggregate market value of $1,931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$97,846	$0	$97,846
Industrials	0	23,793	0	23,793
Utilities	0	7,376	0	7,376
U.S. Government Agencies	0	221,112	0	221,112
U.S. Treasury Obligations	0	101,267	0	101,267
Non-Agency Mortgage-Backed Securities	0	113,766	23	113,789
Asset-Backed Securities	0	316,248	302	316,550
Sovereign Issues	0	5,841	0	5,841
Common Stocks
Communication Services	1,153	0	0	1,153
Consumer Discretionary	1,586	0	0	1,586
Consumer Staples	7,965	0	0	7,965
Energy	1,283	0	0	1,283
Financials	11,093	0	0	11,093
Health Care	8,957	0	0	8,957
Industrials	6,817	0	0	6,817
Information Technology	31,030	0	0	31,030
Materials	435	0	0	435
Short-Term Instruments
Commercial Paper	0	26,079	0	26,079
Repurchase Agreements	0	67,596	0	67,596
Short-Term Notes	0	148	0	148

	$70,319	$981,072	$325	$1,051,716
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,523	$0	$0	$53,523

Total Investments	$123,842	$981,072	$325	$1,105,239

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	563	1,366	0	1,929
Over the counter	0	18,273	0	18,273

	$563	$19,639	$0	$20,202
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(262)	0	(262)
Over the counter	0	(1,937)	(115)	(2,052)

	$0	$(2,199)	$(115)	$(2,314)

Total Financial Derivative Instruments	$563	$17,440	$(115)	$17,888

Totals	$124,405	$998,512	$210	$1,123,127

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.7% ¤
CORPORATE BONDS & NOTES 40.2%
BANKING & FINANCE 21.9%
Asian Development Bank
6.000% due 02/05/2026	BRL	54,800	$9,226
6.550% due 01/26/2025	ZAR	192,000	10,423
Banco Santander SA 6.527% due 11/07/2027 •		$2,000	2,046
Bank of America Corp. 0.981% due 09/25/2025 •		12,700	12,559
Bank of Nova Scotia 0.650% due 07/31/2024		4,300	4,282
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,161
3.099% due 01/01/2030		3,400	2,814
BNP Paribas SA 1.675% due 06/30/2027 •		10,000	9,242
Boston Properties LP 2.550% due 04/01/2032		1,100	858
BPCE SA 6.714% due 10/19/2029 •		3,800	3,941
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	15,158
Citigroup, Inc.
1.281% due 11/03/2025 •		4,100	4,036
2.014% due 01/25/2026 •		6,500	6,361
6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~		5,800	5,806
Community Preservation Corp. 2.867% due 02/01/2030		15,000	13,078
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	10,215
1.106% due 02/24/2027 •		8,200	7,619
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	8,432
CPI Property Group SA 4.000% due 01/22/2028 þ	GBP	4,700	5,191
CTP NV 0.625% due 09/27/2026	EUR	6,500	6,482
Digital Dutch Finco BV 1.500% due 03/15/2030		4,300	4,031
Equitable Financial Life Global Funding 1.300% due 07/12/2026		$8,300	7,634
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	13,179
European Investment Bank
1.625% due 10/09/2029		5,650	4,915
2.375% due 05/24/2027		10,000	9,410
2.875% due 06/13/2025		10,500	10,282
3.300% due 02/03/2028	AUD	3,400	2,173
3.750% due 02/14/2033		$4,000	3,804
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		6,600	6,274
Goldman Sachs Bank USA 6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		2,200	2,202
Goldman Sachs Group, Inc. 5.727% due 04/25/2030 •		7,100	7,228
Golub Capital BDC, Inc. 7.050% due 12/05/2028		3,900	3,984
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		6,200	5,748
Hana Bank 5.375% due 04/23/2027		2,700	2,718
HAT Holdings LLC
3.750% due 09/15/2030		675	589
8.000% due 06/15/2027		8,100	8,431
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,689
3.500% due 09/15/2030		3,100	2,740
HSBC USA, Inc. 5.625% due 03/17/2025		3,900	3,902
ING Groep NV
1.400% due 07/01/2026 •		6,300	6,035
4.625% due 01/06/2026		300	297

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	126,000	6,667
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		$3,600	3,793
JPMorgan Chase & Co.
0.768% due 08/09/2025 •		8,300	8,255
6.070% due 10/22/2027 •		2,400	2,442
Kilroy Realty LP 2.650% due 11/15/2033		7,900	5,807
KODIT Global Co. Ltd. 5.357% due 05/29/2027		2,700	2,711
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,855
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,643
3.711% due 07/01/2029		4,300	3,921
Manulife Financial Corp. 3.703% due 03/16/2032		7,000	6,390
Mitsubishi UFJ Financial Group, Inc. 6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~		3,100	3,111
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,337
5.382% due 07/10/2030 (b)		$3,600	3,596
5.778% due 07/06/2029 •		3,500	3,548
Morgan Stanley
5.652% due 04/13/2028 •		3,700	3,737
5.656% due 04/18/2030 •		3,700	3,764
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		3,600	3,615
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		3,600	3,625
Nationwide Building Society 6.557% due 10/18/2027 •		3,800	3,879
Norinchukin Bank
2.080% due 09/22/2031		2,900	2,294
5.430% due 03/09/2028		4,400	4,356
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	9,886
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,324
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,453
Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,245
5.500% due 03/09/2028		3,600	3,654
Sun Communities Operating LP 5.500% due 01/15/2029		4,800	4,803
Toronto-Dominion Bank 5.264% due 12/11/2026		3,800	3,800
WP Carey, Inc. 2.450% due 02/01/2032		7,600	6,178

			384,884

INDUSTRIALS 7.5%
AP Moller - Maersk AS 5.875% due 09/14/2033		7,764	7,941
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	4,100	3,562
Autodesk, Inc. 2.400% due 12/15/2031		$5,000	4,152
California Endowment 2.498% due 04/01/2051		6,900	4,233
Continental Wind LLC 6.000% due 02/28/2033		4,428	4,371
Coty, Inc. 4.500% due 05/15/2027	EUR	2,700	2,918
Doris Duke Charitable Foundation 2.345% due 07/01/2050		$12,500	7,406
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		4,700	4,695
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	10,501
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		5,092	4,528
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	11,134
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,618
Mather Foundation 2.675% due 10/01/2031		9,600	8,084
Mondelez International, Inc. 4.625% due 07/03/2031 (b)	CAD	5,000	3,646
NTT Finance Corp.
4.142% due 07/26/2024		$2,600	2,597
4.239% due 07/25/2025		3,400	3,358

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

NXP BV 5.000% due 01/15/2033		5,000	4,878
Quanta Services, Inc. 0.950% due 10/01/2024		2,200	2,172
ReNew Pvt Ltd. 5.875% due 03/05/2027		3,754	3,647
S&P Global, Inc. 2.700% due 03/01/2029		2,200	1,995
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		4,100	4,080
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	10,000	9,936
Weir Group PLC 2.200% due 05/13/2026		$19,000	17,841

			131,293

UTILITIES 10.8%
AES Corp.
1.375% due 01/15/2026		2,000	1,875
2.450% due 01/15/2031		9,500	7,826
5.450% due 06/01/2028		900	898
Avangrid, Inc.
3.150% due 12/01/2024		13,430	13,284
3.200% due 04/15/2025		6,300	6,170
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		2,000	1,920
Clearway Energy Operating LLC 4.750% due 03/15/2028		2,000	1,912
DTE Electric Co. 1.900% due 04/01/2028		9,350	8,387
Duke Energy Carolinas LLC 3.950% due 11/15/2028		4,000	3,848
Duke Energy Florida LLC 2.500% due 12/01/2029		4,900	4,325
EDP Finance BV 1.710% due 01/24/2028		9,000	7,956
Electricite de France SA 3.625% due 10/13/2025		3,600	3,511
Enel Finance International NV
1.375% due 07/12/2026		5,600	5,187
1.875% due 07/12/2028		2,700	2,378
2.250% due 07/12/2031		500	408
4.625% due 06/15/2027		700	687
5.000% due 06/15/2032		1,600	1,521
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	5,282
3.650% due 04/15/2029		6,000	5,677
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	7,129
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	15,302
2.200% due 12/02/2026	AUD	10,300	6,404
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	12,065
OnCor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	2,200	2,342
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$8,600	8,960
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,780
Public Service Electric & Gas Co. 3.100% due 03/15/2032		8,400	7,335
ReNew Wind Energy AP2 4.500% due 07/14/2028		5,000	4,543
San Diego Gas & Electric Co. 4.950% due 08/15/2028		4,300	4,282
SCE Recovery Funding LLC 4.697% due 06/15/2042		2,075	2,019
Solar Star Funding LLC 5.375% due 06/30/2035		4,987	4,865
Southern California Edison Co.
2.500% due 06/01/2031		100	84
2.750% due 02/01/2032		14,700	12,407
3.650% due 06/01/2051		1,900	1,343
Southern Power Co. 0.900% due 01/15/2026		10,000	9,324
Verizon Communications, Inc. 2.850% due 09/03/2041		5,800	4,066

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

Wisconsin Power & Light Co. 5.375% due 03/30/2034	2,200	2,187

		190,489

Total Corporate Bonds & Notes (Cost $782,778)		706,666

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037	2,000	1,824
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035	2,100	1,632
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020 2.082% due 11/01/2024	520	514

		3,970

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052	3,100	2,405

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	182
1.477% due 11/01/2027	300	270
1.577% due 05/01/2028	500	445
1.677% due 11/01/2028	875	772

		1,669

Total Municipal Bonds & Notes (Cost $9,595)		8,044

U.S. GOVERNMENT AGENCIES 56.2%
Fannie Mae
2.349% due 01/25/2031 ~(a)	45,010	3,210
3.000% due 05/01/2028	911	882
4.010% due 12/01/2028	7,780	7,571
5.602% due 01/01/2035 •	32	32
5.700% due 05/25/2037 •	3	3
5.722% due 08/01/2035 •	51	51
5.753% due 06/25/2055 •	546	538
5.810% due 03/25/2037 •	7	7
5.956% due 09/01/2035 •	7	7
5.960% due 09/01/2034 •	15	15
6.000% due 08/01/2032	1	1
6.081% due 05/25/2035 ~	15	16
6.087% due 07/25/2037 •	86	84
6.094% due 09/01/2037 •	5	5
6.282% due 04/01/2038 •	19	19
6.314% due 07/01/2044 •	18	18
6.335% due 03/01/2033 •	1	1
6.382% due 07/01/2035 •	40	40
6.500% due 06/25/2044	15	15
6.957% due 04/01/2038 •	7	7
6.960% due 08/01/2035 •	118	118
7.152% due 04/01/2038 •	5	5
7.426% due 07/01/2034 •	1	1
7.500% due 02/01/2027	3	3
Freddie Mac
0.826% due 02/25/2031	1,090	932
1.146% due 08/25/2029 ~(a)	24,573	952
1.248% due 09/25/2030 ~(a)	60,538	3,281
1.783% due 06/25/2034	15,000	11,696
3.500% due 12/01/2047 - 05/01/2048	17,073	15,462
4.000% due 08/01/2030 - 06/01/2048	539	507
4.500% due 02/01/2029 - 02/01/2035	137	135
4.704% due 08/15/2032 ~	4	4
5.000% due 10/01/2039	9	9
5.500% due 01/01/2034 - 01/01/2039	189	191
5.843% due 12/15/2042 •	2,340	2,348
6.000% due 09/01/2027 - 05/01/2040	717	732
6.158% due 10/15/2037 •	5	5
6.495% due 04/01/2038 •	5	5
6.500% due 05/15/2032	545	552
6.733% due 07/01/2030 •	1	1
7.000% due 02/15/2027 - 07/01/2029	42	42
7.500% due 09/01/2025	1	1
Ginnie Mae
3.500% due 08/15/2045 - 08/20/2049	14,670	13,382
3.625% (H15T1Y + 1.500%) due 08/20/2025 ~	1	1
3.625% due 07/20/2027 - 08/20/2027 •	3	3
3.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	4	3
4.000% due 09/20/2040 - 07/20/2048	18,096	16,811
4.625% due 02/20/2032 •	73	73

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

5.000% due 03/15/2033 - 05/15/2042	221	221
5.744% due 10/20/2043 •	983	938
5.794% due 05/20/2047 •	320	303
6.000% due 04/15/2037	29	30
6.017% due 05/20/2066 •	68	68
6.037% due 05/20/2065 •	451	449
6.157% due 02/20/2066 •	84	84
6.237% due 09/20/2066 •	2,260	2,259
6.522% due 04/20/2067 •	1,059	1,075
6.723% due 06/20/2067 •	3,729	3,761
6.859% due 11/20/2067 •	1,313	1,323
7.000% due 02/20/2032	2	2
Ginnie Mae, TBA
2.000% due 07/01/2054	4,400	3,562
4.000% due 08/15/2054	2,000	1,853
5.000% due 07/01/2054	3,000	2,925
Tennessee Valley Authority 1.500% due 09/15/2031	7,800	6,353
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	8,059	6,636
3.000% due 04/01/2034 - 07/01/2052	30,191	26,019
3.500% due 10/01/2025 - 03/01/2047	810	736
4.000% due 10/01/2024 - 11/01/2053	106,027	97,195
4.500% due 04/01/2025 - 10/01/2053	132,592	125,167
5.000% due 02/01/2038 - 04/01/2054	118,494	114,613
5.500% due 01/01/2025 - 03/01/2054	90,482	89,429
6.000% due 09/01/2028 - 09/01/2039	640	649
6.500% due 01/01/2026 - 02/01/2054	384	391
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2054 - 08/01/2054	161,900	137,868
3.500% due 07/01/2054 - 08/01/2054	46,100	40,813
5.000% due 07/01/2054 - 08/01/2054	62,800	60,700
5.500% due 08/01/2054	100,396	99,012
6.000% due 08/01/2054	75,300	75,485
6.500% due 08/01/2054	9,000	9,155

Total U.S. Government Agencies (Cost $1,010,195)		988,851

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (g)	47,800	30,179
1.375% due 08/15/2050 (i)	1,400	717
1.750% due 08/15/2041 (g)	24,400	16,130
2.000% due 11/15/2041 (g)(i)	4,000	2,749
2.250% due 08/15/2049	400	259
2.250% due 02/15/2052 (g)	8,000	5,098
2.375% due 02/15/2042 (g)	21,700	15,804
2.500% due 02/15/2045 (g)(i)	1,900	1,356
2.875% due 05/15/2043 (g)(i)	3,900	3,030
2.875% due 05/15/2049 (g)	7,000	5,172
3.000% due 05/15/2042 (i)(k)	700	562
3.000% due 11/15/2044 (g)	2,100	1,641
3.000% due 05/15/2045 (g)	14,000	10,886
3.000% due 02/15/2049	500	379
3.125% due 02/15/2043 (g)	12,100	9,802
3.125% due 08/15/2044 (g)	3,200	2,558
3.250% due 05/15/2042 (g)	97,900	81,439
3.375% due 08/15/2042 (g)	23,900	20,194
3.375% due 05/15/2044 (i)(k)	1,500	1,250
3.625% due 02/15/2044 (g)	2,200	1,906
3.750% due 11/15/2043 (g)(i)(k)	7,600	6,719
3.875% due 05/15/2043 (g)	19,000	17,149
4.000% due 11/15/2042 (g)	8,800	8,112
4.375% due 08/15/2043 (g)	23,600	22,787
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2031 (g)(i)	20,821	18,291
0.125% due 01/15/2032 (g)(i)	5,768	4,996
0.125% due 02/15/2051 (g)	23,963	13,876
0.125% due 02/15/2052 (g)	1,689	961
0.250% due 02/15/2050 (g)	5,609	3,429
0.625% due 07/15/2032 (i)	3,021	2,710
0.625% due 02/15/2043 (g)	955	718
0.750% due 02/15/2045 (g)	11,982	8,985
0.875% due 02/15/2047 (g)	1,948	1,464
1.000% due 02/15/2049 (g)	1,370	1,042
1.250% due 04/15/2028 (g)	6,794	6,563
1.375% due 02/15/2044 (g)	2,825	2,424
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)(g)	2,300	990
0.000% due 08/15/2042 (a)(g)	2,900	1,216

Total U.S. Treasury Obligations (Cost $403,090)		333,543

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	696	589

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 6.493% due 09/15/2038 •		6,000	5,696
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,137	848
BCAP LLC Trust 4.510% due 03/26/2037 þ		59	57
Bear Stearns Structured Products, Inc. Trust 4.200% due 12/26/2046 ~		261	199
Beast Mortgage Trust 6.493% due 03/15/2036 •		7,500	6,940
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •		8,121	7,628
BSREP Commercial Mortgage Trust 6.393% due 08/15/2038 •		9,851	9,230
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 04/25/2037 •		2,314	644
DC Office Trust 2.965% due 09/15/2045		11,900	10,169
DOLP Trust 2.956% due 05/10/2041		8,600	7,176
DROP Mortgage Trust 6.593% due 10/15/2043 •		6,850	6,536
Extended Stay America Trust 6.523% due 07/15/2038 •		18,247	18,216
GCT Commercial Mortgage Trust 6.243% due 02/15/2038 •		8,100	6,685
Gemgarto PLC 5.823% due 12/16/2067 •	GBP	2,358	2,979
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$4,642	3,590
GSMPS Mortgage Loan Trust 5.860% due 04/25/2036 •		995	823
GSR Mortgage Loan Trust 4.307% due 03/25/2047 ~		945	567
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~		1	1
IndyMac INDX Mortgage Loan Trust 3.678% due 01/25/2036 ~		414	356
JP Morgan Chase Commercial Mortgage Securities Trust
6.453% due 06/15/2038 •		8,105	7,991
6.493% due 04/15/2038 •		10,772	10,773
JP Morgan Mortgage Trust 6.500% due 07/25/2036		2,061	721
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,362
Lehman Mortgage Trust 6.000% due 09/25/2037		430	391
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		452	449
Morgan Stanley Capital Trust 6.613% due 12/15/2038 •		1,800	1,706
MortgageIT Mortgage Loan Trust 5.920% due 04/25/2036 •		508	465
One New York Plaza Trust 6.393% due 01/15/2036 •		5,000	4,870
PRPM Trust 6.250% due 08/25/2068 þ		2,693	2,684
Residential Accredit Loans, Inc. Trust 5.840% due 07/25/2036 •		764	681
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		11,000	10,428
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	2,185
Starwood Mortgage Trust 6.543% due 04/15/2034 •		6,143	6,094
Structured Asset Mortgage Investments Trust 5.720% due 03/25/2037 •		538	204
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	7,933
2.850% due 02/12/2041		1,700	1,282
Thornburg Mortgage Securities Trust 5.404% due 10/25/2046 •		299	274
VASA Trust 6.343% due 07/15/2039 •		10,730	9,943
WaMu Mortgage Pass-Through Certificates Trust
4.062% due 12/25/2036 ~		442	374
5.095% due 03/25/2037 ~		461	409

Total Non-Agency Mortgage-Backed Securities (Cost $180,018)			163,148

ASSET-BACKED SECURITIES 8.4%
Anchorage Capital CLO Ltd. 6.432% due 10/15/2031 (b)		2,000	2,000
Bear Stearns Asset-Backed Securities Trust
5.524% due 05/25/2035 •		161	160
5.780% due 08/25/2036 •		185	177

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

BMW Vehicle Lease Trust 4.980% due 03/25/2027	4,000	3,981
College Avenue Student Loans LLC 6.660% due 12/26/2047 •	758	756
Countrywide Asset-Backed Certificates Trust 5.920% due 05/25/2037 •	1,720	1,558
Crown Point CLO Ltd. 6.556% due 10/20/2031 •	5,400	5,410
FHF Issuer Trust
5.690% due 02/15/2030	3,800	3,797
5.890% due 06/15/2030	4,000	4,010
FHF Trust
4.430% due 01/18/2028	3,734	3,698
6.570% due 06/15/2028	2,113	2,127
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	8,244	6,480
2.700% due 01/20/2049	3,888	3,210
4.000% due 04/20/2049	6,297	5,617
5.520% due 02/22/2055	2,957	2,850
6.500% due 07/20/2055	1,610	1,635
GSAMP Trust 5.530% due 12/25/2036 •	244	116
Hertz Vehicle Financing LLC
5.490% due 06/25/2027	5,000	4,995
5.570% due 09/25/2029	3,000	2,996
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •	197	58
JP Morgan Mortgage Acquisition Corp. 3.070% due 10/25/2035 •	854	830
Lehman XS Trust 4.970% due 01/25/2036 þ	2,581	2,173
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	10,509	8,265
MF1 Ltd. 6.689% due 02/19/2037 •	7,489	7,442
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 01/25/2037 •	2,538	1,157
5.760% due 06/25/2036 •	513	424
6.710% due 07/25/2037 •	400	338
Morgan Stanley IXIS Real Estate Capital Trust 5.610% due 11/25/2036 •	7,866	2,549
Morgan Stanley Mortgage Loan Trust 6.180% due 04/25/2037 •	260	69
Mosaic Solar Loan Trust
2.640% due 01/20/2053	9,443	8,039
5.910% due 11/20/2053	1,638	1,624
New Century Home Equity Loan Trust 8.460% due 01/25/2033 •	549	454
Northwoods Capital Ltd. 6.574% due 11/13/2031 •	5,300	5,317
Option One Mortgage Loan Trust 5.900% due 02/25/2037 •	3,335	1,558
Ready Capital Mortgage Financing LLC 7.897% due 10/25/2039 •	4,387	4,408
Regatta Funding Ltd. 6.523% due 10/25/2031 •	5,400	5,409
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	3,359	1,047
Service Experts Issuer 2.670% due 02/02/2032	4,026	3,809
Sunnova Helios Issuer LLC 5.300% due 05/20/2050	2,054	2,014
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050	335	338
Sunnova Sol Issuer LLC
2.790% due 02/22/2049	11,895	10,226
5.400% due 04/30/2058	1,955	1,887
Sunrun Demeter Issuer 2.270% due 01/30/2057	14,619	11,980
Tesla Auto Lease Trust
5.370% due 06/22/2026	2,400	2,395
5.860% due 08/20/2025	1,411	1,412
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036	2,000	2,002
Trinitas CLO Ltd. 6.663% due 01/25/2034 •	5,500	5,517

Total Asset-Backed Securities (Cost $162,467)		148,314

SOVEREIGN ISSUES 7.7%
BNG Bank NV 3.500% due 05/19/2028	4,000	3,844
Chile Government International Bond 4.850% due 01/22/2029	6,600	6,531
Colombia Government International Bond 8.000% due 11/14/2035	3,100	3,195

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

European Union 0.400% due 02/04/2037	EUR	10,500	8,001
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (c)		5,631	5,935
Japan International Cooperation Agency 2.750% due 04/27/2027		$4,500	4,253
Korea Housing Finance Corp. 4.625% due 02/24/2028		5,000	4,944
Mexico Government International Bond 4.490% due 05/25/2032	EUR	3,500	3,708
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,537
4.000% due 06/01/2028		3,400	3,326
Province of Ontario
1.550% due 11/01/2029	CAD	33,500	21,814
2.650% due 02/05/2025		24,325	17,584
Province of Quebec 2.600% due 07/06/2025		19,600	14,076
Romania Government International Bond 5.625% due 02/22/2036	EUR	4,000	4,184
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	12,959
United Kingdom Gilt 4.375% due 07/31/2054	GBP	8,835	10,653

Total Sovereign Issues (Cost $153,126)			135,544

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(d)		4,900,000	4,854

Total Preferred Securities (Cost $4,900)			4,854

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.2%	$		2,827

Total Short-Term Instruments (Cost $2,827)			2,827

Total Investments in Securities (Cost $2,708,996)			2,491,791

Total Investments 141.7% (Cost $2,708,996)			$2,491,791
Financial Derivative Instruments (h)(j) 0.3%(Cost or Premiums, net $16,007)			4,550
Other Assets and Liabilities, net (42.0)%			(737,643)

Net Assets 100.0%			$1,758,698

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Restricted Securities

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$527	U.S. Treasury Notes 4.500% due 03/31/2026	$(538)	$527	$527
SAL	5.270	06/28/2024	07/01/2024	2,300	U.S. Treasury Notes 4.875% due 11/30/2025	(2,355)	2,300	2,301

Total Repurchase Agreements	$(2,893)	$2,827	$2,828

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.430%	06/13/2024	07/10/2024	$(83,829)	$(84,056)
5.460	06/28/2024	07/01/2024	(2,233)	(2,234)
5.470	06/28/2024	07/01/2024	(25,658)	(25,670)
5.480	06/24/2024	07/01/2024	(5,772)	(5,778)
CIB	5.420	05/23/2024	07/09/2024	(68,736)	(69,139)
5.420	05/31/2024	07/09/2024	(5,130)	(5,154)
5.420	06/13/2024	07/09/2024	(10,885)	(10,914)
DEU	5.420	05/08/2024	07/10/2024	(4,312)	(4,348)
5.460	06/18/2024	07/02/2024	(66,046)	(66,177)
5.480	06/20/2024	07/02/2024	(10,495)	(10,512)
NOM	5.430	05/29/2024	07/10/2024	(2,421)	(2,433)

Total Reverse Repurchase Agreements	$(286,415)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.390%	05/22/2024	07/08/2024	$(5,036)	$(5,066)
5.420	05/03/2024	07/17/2024	(24,271)	(24,489)
5.430	06/04/2024	08/02/2024	(7,592)	(7,623)

Total Sale-Buyback Transactions	$(37,178)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2054	$48,100	$(42,980)	$(42,584)

Total Short Sales (2.4)%	$(42,980)	$(42,584)

(g)	Securities with an aggregate market value of $319,406 and cash of $311 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(66,613) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(101) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put – CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	8	$8	$(2)	$(3)
Call – CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	8	8	(3)	(1)

Total Written Options	$(5)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	16	$1,404	$2	$0	$(4)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	72	9,494	(94)	0	(51)
U.S. Treasury 2-Year Note September Futures	09/2024	198	40,435	68	0	(5)
U.S. Treasury 5-Year Note September Futures	09/2024	706	75,244	542	0	(77)
U.S. Treasury 10-Year Note September Futures	09/2024	435	47,843	576	0	(115)

$1,094	$0	$(252)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	60	$(4,546)	$0	$35	$(35)
Euro-Bund September Futures	09/2024	430	(60,612)	(538)	193	(9)
Japan Government 10-Year Bond September Futures	09/2024	23	(20,423)	34	80	(26)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	721	(81,856)	(923)	349	0
U.S. Treasury Long-Term Bond September Futures	09/2024	54	(6,389)	(29)	54	0
United Kingdom Long Gilt September Futures	09/2024	94	(11,594)	(42)	51	(3)

$(1,498)	$762	$(73)

Total Futures Contracts	$(404)	$762	$(325)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$8,600	$5	$133	$138	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$25,375	$564	$(37)	$527	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	800	$(4)	$32	$28	$0	$(3)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		700	(3)	19	16	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,009	1,187	13	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		100	(2)	6	4	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(31)	(31)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		900,000	193	(255)	(62)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		100,000	(51)	95	44	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		290,000	(99)	249	150	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		150,000	(72)	140	68	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		67,300	(28)	61	33	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,051,800	870	1,959	2,829	86	0
Receive	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		$35,700	0	22	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		8,100	(29)	(108)	(137)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		37,500	(293)	(654)	(947)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		7,800	(61)	(136)	(197)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		34,700	(1)	(12)	(13)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		17,600	13	159	172	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		45,640	0	918	918	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	39	39	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	79	79	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	82	82	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		41,600	4,156	2,438	6,594	198	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,700	(8)	(18)	(26)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,800	(8)	12	4	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,700	(7)	22	15	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	20	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,700	(7)	35	28	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		800	(4)	28	24	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		1,550	(6)	18	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		1,600	(6)	27	21	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		1,600	(5)	17	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		400	(1)	6	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		2,100	(7)	44	37	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		1,700	(7)	(8)	(15)	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		2,400	(7)	(1)	(8)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(8)	(13)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	7,341	15,642	588	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	704	2,298	912	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,700	(3)	(10)	(13)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		2,500	(4)	(4)	(8)	0	(2)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,700	(2)	(9)	(11)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,800	(3)	(5)	(8)	0	(1)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,400	(2)	7	5	0	(1)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		1,000	(3)	(4)	(7)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	175	33	12	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	15	10	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		6,100	(173)	186	13	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(1,020)	(1,084)	0	(7)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		900	(2)	(27)	(29)	1	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,100	(2)	(29)	(31)	1	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		2,300	(4)	(33)	(37)	1	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,100	(4)	(26)	(30)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,300	(2)	(22)	(24)	1	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,400	(3)	20	17	1	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		3,800	(85)	(17)	(102)	0	(7)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(53)	(58)	3	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		700	(3)	(37)	(40)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		1,300	(6)	(71)	(77)	3	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(32)	(35)	2	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		1,100	(4)	(37)	(41)	2	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,600	(6)	(29)	(35)	4	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(21)	(24)	2	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		1,600	(6)	41	35	4	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		1,100	(4)	(8)	(12)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	14	12	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		72,800	1,344	(1,646)	(302)	0	(154)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	2,720	3,218	25	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		21,700	(910)	929	19	51	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	23,200	(190)	84	(106)	34	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		5,500	(21)	(83)	(104)	11	0

							$14,756	$15,318	$30,074	$2,128	$(270)

Total Swap Agreements							$15,325	$15,414	$30,739	$2,133	$(272)

(i)	Securities with an aggregate market value of $11,790 and cash of $18,101 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2024	CNH	126	$18	$0	$0
BPS	07/2024	CAD	2,921	2,140	5	0
07/2024	EUR	2,673	2,894	31	0
07/2024	GBP	28,859	36,865	384	0
07/2024	$9,243	AUD	13,873	11	0
07/2024	7,817	SGD	10,602	2	0
08/2024	AUD	13,873	$9,251	0	(11)
08/2024	SGD	10,586	7,817	0	(2)
09/2024	TWD	105,583	3,281	25	0
BRC	07/2024	CAD	373	273	0	0
07/2024	$14,139	SEK	149,847	0	(1)
07/2024	10	THB	365	0	0
08/2024	SEK	149,618	$14,139	1	0
CBK	07/2024	CAD	426	310	0	(1)
07/2024	SEK	149,771	14,149	19	0
09/2024	TWD	40,051	1,243	8	0
09/2024	$9,482	INR	792,703	6	(5)
FAR	07/2024	AUD	13,873	$9,243	0	(12)
07/2024	EUR	63,663	69,339	1,159	0
07/2024	$1,653	JPY	263,313	0	(16)
08/2024	JPY	262,078	$1,652	16	0
GLM	08/2024	BRL	7,044	1,332	76	0
09/2024	$8,547	MXN	160,085	99	0
JPM	07/2024	IDR	1,761,620	$109	1	0
07/2024	SGD	10,602	7,877	58	0
09/2024	TWD	68,140	2,116	15	0
09/2024	$1,290	INR	108,125	3	0
10/2024	CNH	661	$92	1	0
MBC	07/2024	CAD	76,409	56,116	264	0
07/2024	JPY	263,538	1,685	47	0
07/2024	$58,561	CAD	80,179	48	0
08/2024	CAD	80,125	$58,561	0	(49)
09/2024	TWD	633	20	0	0
MYI	07/2024	EUR	996	1,068	1	0
09/2024	TWD	27,106	845	9	0
09/2024	$863	INR	72,173	0	0
RBC	07/2024	36,596	GBP	28,859	0	(115)
08/2024	GBP	28,859	$36,602	115	0
SCX	07/2024	$80,755	EUR	75,373	0	(34)
08/2024	EUR	75,373	$80,873	35	0
09/2024	CNH	59	8	0	0
09/2024	TWD	40,101	1,244	7	0
09/2024	$5,854	INR	489,936	7	0
SSB	07/2024	EUR	8,041	$8,723	111	0
UAG	07/2024	ZAR	292,875	16,137	60	0

Total Forward Foreign Currency Contracts	$2,624	$(246)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	09/18/2024	19,200	$44	$29
Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	12,800	26	35
GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	12,300	26	33

$96	$97

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD	$1.200	09/26/2024	5,100	$168	$10

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065%	06/24/2025	$5,200	$156	$191
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749	11/13/2024	33,300	0	17
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	21,600	0	10
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	15,300	0	8

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	11,700	0	7
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	15,300	0	10
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	15,300	0	11
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	11,700	0	9
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	16,200	0	16
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	29,700	0	32
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	12,600	0	14
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	17,900	0	16
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	17,100	0	19
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	18,000	0	23
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	18,000	0	22
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	13,500	0	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	3,100	136	110
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.329	05/29/2025	5,100	174	122

							$466	$650

Total Purchased Options							$730	$757

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800%	09/18/2024	38,400	$(45)	$(20)
	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	25,600	(23)	(32)
GST	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	24,600	(24)	(31)

							$(92)	$(83)

FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	10,200	$(105)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	1,600	$(7)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	1,600	(7)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	1,700	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	1,700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	1,100	(4)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,000	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,000	(4)	(5)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	19,900	(155)	(182)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,700	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,700	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,700	(6)	(9)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	3,000	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	3,000	(6)	(7)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	11,800	(136)	(104)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	2,300	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	2,300	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	3,000	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	3,000	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	2,900	(11)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	2,900	(11)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	1,500	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	1,500	(6)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,500	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	3,000	(11)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	3,000	(11)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,500	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	1,400	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	800	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	1,000	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	1,000	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	3,700	0	(18)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	2,400	0	(12)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	1,700	0	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	1,300	0	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	1,700	0	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	1,700	0	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	1,300	0	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	1,800	0	(13)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	1,400	0	(13)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	1,900	0	(17)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	1,400	0	(12)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	2,000	0	(14)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	1,900	0	(15)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	2,000	0	(19)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	2,000	0	(18)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	1,500	0	(11)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	3,400	(8)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	3,400	(8)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	1,100	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	1,100	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	1,600	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	1,600	(6)	(8)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	800	(3)	(5)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	900	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	900	(4)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	05/29/2025	19,800	(176)	(106)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	1,800	(3)	(4)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	1,800	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,500	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,500	(6)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	1,600	(4)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	1,600	(6)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,600	(6)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	1,600	(4)	(7)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	1,800	(3)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	1,800	(3)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	1,800	(3)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	1,800	(3)	(3)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	1,800	(3)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	1,800	(3)	(4)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	1,400	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	1,400	(4)	(7)

$(780)	$(818)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	1,600	$(3)	$(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	1,000	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	1,000	(3)	0
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	2,300	(5)	(3)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	1,200	(4)	0

$(17)	$(6)

Total Written Options	$(994)	$(908)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	$25,000	$319	$(127)	$192	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	50,000	632	(795)	0	(163)

Total Swap Agreements	$951	$(922)	$192	$(163)

(k)

Securities with an aggregate market value of $155 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2024 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$384,884	$0	$384,884
Industrials	0	131,293	0	131,293
Utilities	0	190,489	0	190,489
Municipal Bonds & Notes
California	0	3,970	0	3,970
Michigan	0	2,405	0	2,405
New York	0	1,669	0	1,669
U.S. Government Agencies	0	988,851	0	988,851
U.S. Treasury Obligations	0	333,543	0	333,543
Non-Agency Mortgage-Backed Securities	0	163,147	1	163,148
Asset-Backed Securities	0	148,314	0	148,314
Sovereign Issues	0	135,544	0	135,544
Preferred Securities
Banking & Finance	0	4,854	0	4,854
Short-Term Instruments
Repurchase Agreements	0	2,827	0	2,827

Total Investments	$0	$2,491,790	$1	$2,491,791

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,584)	$0	$(42,584)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	359	2,536	0	2,895
Over the counter	0	3,573	0	3,573

	$359	$6,109	$0	$6,468
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(128)	(473)	0	(601)
Over the counter	0	(1,317)	0	(1,317)

	$(128)	$(1,790)	$0	$(1,918)

Total Financial Derivative Instruments	$231	$4,319	$0	$4,550

Totals	$231	$2,453,525	$1	$2,453,757

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Altice France SA 10.829% due 08/15/2028		$11,280	$8,319
American Airlines, Inc. 10.336% due 04/20/2028		8,400	8,689
Broadcom Inc.
TBD% due 08/14/2026 «		17,550	17,462
Castlelake LP 8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~		81,528	75,921
CoreWeave Compute Acquisition Co. LLC TBD% - 11.335% due 05/16/2029 «µ		2,500	2,500
Cotiviti, Inc. 8.579% due 05/01/2031		32,519	32,437
Encina Private Credit LLC TBD% - 9.200% due 11/30/2025 «µ		7,423	7,237
GHH Holdings Ltd. 7.150% due 12/04/2024 «(l)	GBP	49,316	61,714
Kre Broadway Owner LLC 7.141% - 10.326% due 11/10/2024 «		$104,223	70,816
Project Hudson II 7.730% due 05/29/2026 «		26,500	26,614
Project Quasar Pledgco SLU 6.880% (EURO01M + 3.250%) due 03/15/2026 «~	EUR	63,268	65,824
U.S. Renal Care, Inc. 10.458% due 06/20/2028		$583	512

Total Loan Participations and Assignments (Cost $428,201)			378,045

CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 15.1%
ABN AMRO Bank NV
2.470% due 12/13/2029 •		5,300	4,665
6.339% due 09/18/2027 •		5,200	5,271
6.575% due 10/13/2026 •		5,500	5,557
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	44,225
AerCap Ireland Capital DAC
2.875% due 08/14/2024		37,500	37,351
3.500% due 01/15/2025		10,450	10,321
4.450% due 10/01/2025		22,600	22,293
4.450% due 04/03/2026		3,900	3,830
AIB Group PLC 7.583% due 10/14/2026 •		1,100	1,124
Aircastle Ltd.
2.850% due 01/26/2028		54,500	49,331
4.250% due 06/15/2026		1,500	1,462
Alamo Re Ltd.
13.105% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		8,000	7,887
16.605% (T-BILL 1MO + 11.250%) due 06/07/2026 ~		8,000	7,912
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028		600	575
Ally Financial, Inc.
2.200% due 11/02/2028		890	771
4.750% due 06/09/2027		2,372	2,314
5.800% due 05/01/2025		3,800	3,797
6.848% due 01/03/2030 •		8,400	8,635
American Assets Trust LP 3.375% due 02/01/2031		28,500	23,367
American Express Co.
2.550% due 03/04/2027		1,960	1,832
6.338% due 10/30/2026 •		7,700	7,778
American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	2,114
3.625% due 04/15/2032		3,100	2,712
4.250% due 02/15/2028		6,678	6,401
4.900% due 02/15/2029		53,900	52,705
American Honda Finance Corp.
6.025% due 01/10/2025 •		79,200	79,355
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~		29,400	29,459
American Tower Corp.
2.100% due 06/15/2030		11,000	9,221
2.400% due 03/15/2025		700	683
2.750% due 01/15/2027		23,000	21,586

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

3.375% due 10/15/2026		4,165	3,979
3.950% due 03/15/2029		1,000	944
5.200% due 02/15/2029		5,300	5,284
Antares Holdings LP
3.950% due 07/15/2026		6,200	5,865
6.500% due 02/08/2029		16,200	15,962
7.950% due 08/11/2028		20,600	21,355
Aon Corp. 2.800% due 05/15/2030		13,300	11,664
Aon North America, Inc.
5.125% due 03/01/2027		21,300	21,272
5.150% due 03/01/2029		9,800	9,776
Armor RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		5,000	4,975
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	7,357
Athene Global Funding
5.620% due 05/08/2026		$6,000	6,007
5.684% due 02/23/2026		5,400	5,415
6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~		25,000	25,144
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	937
4.125% due 08/01/2025		33,233	32,611
4.875% due 10/01/2025		3,800	3,751
5.375% due 07/15/2029		6,100	6,031
5.500% due 12/15/2024		20,062	20,012
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	15,792
5.750% due 03/01/2029		11,100	11,042
6.375% due 05/04/2028		1,900	1,930
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		15,600	15,657
6.033% due 03/13/2035 •		11,100	11,078
Banco BTG Pactual SA
2.750% due 01/11/2026		7,600	7,216
4.500% due 01/10/2025		3,000	2,973
Banco do Brasil SA 4.875% due 01/11/2029		500	480
Banco Santander Chile 2.700% due 01/10/2025		3,050	2,996
Banco Santander SA
2.746% due 05/28/2025		1,400	1,364
3.496% due 03/24/2025		30,600	30,152
4.175% due 03/24/2028 •		19,200	18,513
6.527% due 11/07/2027 •		15,800	16,167
6.607% due 11/07/2028		15,800	16,601
6.753% (SOFRRATE + 1.380%) due 03/14/2028 ~		24,800	25,011
Bangkok Bank PCL 3.466% due 09/23/2036 •(k)		3,000	2,499
Bank of America Corp.
0.981% due 09/25/2025 •		8,900	8,801
1.197% due 10/24/2026 •		26,600	25,100
2.551% due 02/04/2028 •		38,300	35,755
3.384% due 04/02/2026 •		24,550	24,115
3.419% due 12/20/2028 •		28,798	27,088
3.559% due 04/23/2027 •		6,710	6,491
3.824% due 01/20/2028 •		6,035	5,818
3.970% due 03/05/2029 •		2,000	1,913
3.974% due 02/07/2030 •		8,700	8,241
4.376% due 04/27/2028 •		6,250	6,102
5.933% due 09/15/2027 •		48,200	48,730
6.723% (SOFRRATE + 1.350%) due 09/15/2027 ~		25,000	25,346
Bank of America NA 6.387% (SOFRRATE + 1.020%) due 08/18/2026 ~		8,100	8,182
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		26,400	26,541
Bank of New York Mellon Corp.
4.543% due 02/01/2029 •		1,368	1,342
4.975% due 03/14/2030 •		11,300	11,235
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		11,100	11,192
Barclays PLC
2.852% due 05/07/2026 •		48,600	47,392
2.894% due 11/24/2032 •		2,209	1,828
5.674% due 03/12/2028 •		26,700	26,749
5.690% due 03/12/2030 •		16,500	16,549
5.851% due 03/21/2035 •	GBP	2,900	3,666
6.375% due 12/15/2025 •(i)(k)		1,100	1,355
6.490% due 09/13/2029 •		$17,500	18,121
6.496% due 09/13/2027 •		42,300	43,014
6.862% (SOFRRATE + 1.490%) due 03/12/2028 ~		46,500	46,995
7.252% (SOFRRATE + 1.880%) due 09/13/2027 ~		29,000	29,563
7.325% due 11/02/2026 •		40,000	40,711
7.385% due 11/02/2028 •		31,700	33,413
7.437% due 11/02/2033 •		3,191	3,511

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Bayou Re Ltd.
13.855% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		2,600	2,590
23.855% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		2,500	2,464
BGC Group, Inc.
3.750% due 10/01/2024		26,157	25,959
4.375% due 12/15/2025		4,500	4,382
6.600% due 06/10/2029		12,600	12,543
8.000% due 05/25/2028		18,100	19,076
Block Financial LLC 3.875% due 08/15/2030		8,300	7,612
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,668
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	35,652
2.219% due 06/09/2026 •		23,200	22,431
2.819% due 11/19/2025 •		9,300	9,185
2.871% due 04/19/2032 •		5,800	4,864
4.625% due 02/25/2031 •(i)(k)		12,400	9,961
5.125% due 01/13/2029 •		16,800	16,661
5.198% due 01/10/2030 •		33,000	32,566
5.497% due 05/20/2030 •		31,700	31,585
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,700	1,774
Boston Properties LP
2.450% due 10/01/2033		4,076	3,022
3.400% due 06/21/2029		28,441	25,289
BPCE SA
5.281% due 05/30/2029		9,750	9,716
5.936% due 05/30/2035 •		4,900	4,883
6.612% due 10/19/2027 •		29,050	29,510
6.714% due 10/19/2029 •		16,700	17,320
7.003% due 10/19/2034 •		5,400	5,777
Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	11,901
4.550% due 10/01/2029		16,500	14,381
8.050% due 03/15/2028		1,900	1,978
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,232
3.900% due 03/15/2027		3,090	2,970
4.125% due 06/15/2026		8,500	8,280
Brookfield Finance, Inc. 4.350% due 04/15/2030		11,200	10,619
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,149
CaixaBank SA 5.673% due 03/15/2030 •		3,000	2,988
Cape Lookout Re Ltd. 14.945% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		57,700	56,200
Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	7,145
4.927% due 05/10/2028 •		22,600	22,285
4.985% due 07/24/2026 •		12,200	12,097
CI Financial Corp. 7.500% due 05/30/2029		7,900	7,829
Citibank NA 5.951% (SOFRINDX + 0.590%) due 04/30/2026 ~		7,000	7,009
Citigroup, Inc.
2.014% due 01/25/2026 •		4,000	3,915
2.572% due 06/03/2031 •		38,100	32,716
3.070% due 02/24/2028 •		71,900	67,868
4.658% due 05/24/2028 •		2,400	2,362
5.174% due 02/13/2030 •		27,700	27,544
6.054% (SOFRRATE + 0.694%) due 01/25/2026 ~		4,700	4,705
6.843% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,126
Citrus Re Ltd. 10.415% (T-BILL 3MO + 5.060%) due 06/07/2029 ~		30,000	29,824
CNA Financial Corp. 2.050% due 08/15/2030		1,200	1,000
Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,617
5.550% due 03/01/2028		33,700	33,710
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,675
1.106% due 02/24/2027 •		24,700	22,951
4.375% due 08/04/2025		22,300	21,957
4.655% due 08/22/2028 •		32,000	31,260
5.447% due 03/05/2030 •		14,750	14,756
Corebridge Global Funding 5.750% due 07/02/2026		2,500	2,510
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	5,091
2.750% due 04/15/2031		2,700	2,234
CoStar Group, Inc. 2.800% due 07/15/2030		9,600	8,122
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,107

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

1.625% due 04/23/2027 þ		28,900	27,717
Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	7,276
1.907% due 06/16/2026 •		13,200	12,709
6.242% (SOFRRATE + 0.870%) due 03/11/2027 ~		21,850	21,874
6.316% due 10/03/2029 •		20,550	21,114
Credit Suisse AG AT1 Claim		27,500	3,301
Crown Castle, Inc.
2.900% due 03/15/2027		500	469
3.700% due 06/15/2026		600	580
4.800% due 09/01/2028		4,000	3,918
5.600% due 06/01/2029		8,100	8,172
CubeSmart LP 2.500% due 02/15/2032		3,500	2,866
Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,747
4.298% due 04/01/2028 •		18,900	18,303
5.427% due 03/01/2028 •		3,700	3,704
5.705% due 03/01/2030 •		5,600	5,618
6.259% due 09/22/2026 •		11,500	11,584
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	19,900	20,698
1.625% due 01/20/2027		46,900	47,558
1.750% due 01/17/2028		12,300	12,331
2.129% due 11/24/2026 •		$22,800	21,644
2.311% due 11/16/2027 •		30,400	28,075
2.625% due 12/16/2024	GBP	7,500	9,352
3.035% due 05/28/2032 •		$400	336
3.547% due 09/18/2031 •		50,250	44,257
3.729% due 01/14/2032 •		800	675
3.961% due 11/26/2025 •		286,405	283,997
6.119% due 07/14/2026 •		6,200	6,207
6.586% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	18,384
Digital Realty Trust LP
3.600% due 07/01/2029		26,910	24,972
4.450% due 07/15/2028		43,490	42,169
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	11,455
DOC DR LLC 3.950% due 01/15/2028		3,900	3,731
East Lane Re Ltd. 14.605% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		13,400	13,447
Empower Finance LP
1.357% due 09/17/2027		15,600	13,837
1.776% due 03/17/2031		4,100	3,256
EPR Properties
3.600% due 11/15/2031		15,100	12,596
3.750% due 08/15/2029		14,900	13,292
4.500% due 06/01/2027		7,800	7,464
4.750% due 12/15/2026		4,100	3,964
4.950% due 04/15/2028		25,572	24,491
Equinix, Inc.
1.000% due 09/15/2025		58,500	55,399
1.550% due 03/15/2028		38,144	33,375
2.500% due 05/15/2031		14,790	12,396
3.200% due 11/18/2029		4,600	4,146
Equitable Holdings, Inc. 4.350% due 04/20/2028		3,400	3,288
Essex Portfolio LP
1.650% due 01/15/2031		5,665	4,502
2.550% due 06/15/2031		1,180	986
3.375% due 04/15/2026		880	850
3.500% due 04/01/2025		6,100	5,998
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	11,395
European Investment Bank 2.875% due 06/13/2025		4,540	4,446
Everglades Re II Ltd. 18.105% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		3,400	3,390
Extra Space Storage LP
2.200% due 10/15/2030		3,400	2,824
2.400% due 10/15/2031		4,000	3,288
3.500% due 07/01/2026		5,600	5,389
4.000% due 06/15/2029		500	469
F&G Annuities & Life, Inc. 6.500% due 06/04/2029		900	897
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6,100	5,993
Federation des Caisses Desjardins du Quebec 4.400% due 08/23/2025		10,100	9,980
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	3,997
3.400% due 06/15/2030		1,800	1,598
First American Financial Corp. 4.000% due 05/15/2030		8,290	7,453

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Fish Pond Re Ltd. 9.355% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		1,400	1,403
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,800	1,926
2.330% due 11/25/2025		1,700	1,781
2.386% due 02/17/2026		4,575	4,785
2.900% due 02/16/2028		$7,129	6,451
3.250% due 09/15/2025	EUR	7,800	8,287
3.375% due 11/13/2025		$17,400	16,847
3.664% due 09/08/2024		6,000	5,972
4.000% due 11/13/2030		13,100	11,702
4.134% due 08/04/2025		800	785
4.389% due 01/08/2026		500	490
4.488% due 12/01/2024 •	EUR	2,700	2,898
4.535% due 03/06/2025	GBP	4,400	5,520
4.542% due 08/01/2026		$9,200	8,957
4.687% due 06/09/2025		2,600	2,571
5.113% due 05/03/2029		7,650	7,394
5.125% due 06/16/2025		32,700	32,463
5.800% due 03/08/2029		57,900	57,724
6.125% due 03/08/2034		1,600	1,584
Franklin Resources, Inc. 1.600% due 10/30/2030		11,300	9,145
FS KKR Capital Corp. 6.875% due 08/15/2029		700	694
G City Europe Ltd. 4.250% due 09/11/2025	EUR	28,200	29,172
GA Global Funding Trust 1.625% due 01/15/2026		$8,200	7,714
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,170
General Motors Financial Co., Inc.
2.400% due 04/10/2028		1,842	1,652
6.714% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,200
Glitner Banki HF 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	10,045
GLP Capital LP
3.250% due 01/15/2032		400	337
3.350% due 09/01/2024		4,800	4,786
4.000% due 01/15/2030		19,400	17,789
4.000% due 01/15/2031		2,800	2,512
5.250% due 06/01/2025		4,090	4,059
5.300% due 01/15/2029		3,100	3,057
5.375% due 04/15/2026		1,500	1,489
Goldman Sachs Bank USA
6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,000	1,001
6.144% (SOFRRATE + 0.770%) due 03/18/2027 ~		11,700	11,710
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	7,943
3.272% due 09/29/2025 •		35,100	34,876
3.500% due 04/01/2025		4,400	4,334
4.223% due 05/01/2029 •		3,000	2,889
5.798% due 08/10/2026 •		31,500	31,521
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		29,300	29,438
6.484% due 10/24/2029 •		38,500	40,203
6.754% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,339
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		25,700	23,825
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,470
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		10,400	9,890
GSPA Monetization Trust 6.422% due 10/09/2029		10,458	10,299
Guardian Life Global Funding 1.250% due 11/19/2027		10,700	9,442
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,187
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		24,100	22,572
HAT Holdings LLC 3.750% due 09/15/2030		14,555	12,709
Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,402
3.100% due 02/15/2030		2,800	2,450
Highwoods Realty LP
3.050% due 02/15/2030		600	509
4.200% due 04/15/2029		3,600	3,301
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,785
3.500% due 09/15/2030		2,800	2,475
HSBC Holdings PLC
5.402% due 08/11/2033 •		900	891
5.546% due 03/04/2030 •		24,700	24,752

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.597% due 05/17/2028 •		5,600	5,623
5.875% due 09/28/2026 •(i)(k)	GBP	16,600	20,302
5.887% due 08/14/2027 •		$25,600	25,798
6.254% due 03/09/2034 •		13,550	14,116
6.934% (SOFRRATE + 1.570%) due 08/14/2027 ~		26,300	26,740
7.390% due 11/03/2028 •		61,500	65,060
Hudson Pacific Properties LP
3.250% due 01/15/2030		24,000	16,605
3.950% due 11/01/2027		4,400	3,685
4.650% due 04/01/2029		7,300	5,630
5.950% due 02/15/2028		11,567	9,847
ING Groep NV
1.400% due 07/01/2026 •		25,700	24,621
3.875% due 05/16/2027 •(i)(k)		200	170
4.017% due 03/28/2028 •		7,600	7,332
4.250% due 05/16/2031 •(i)(k)		200	156
5.335% due 03/19/2030 •		24,600	24,512
Intercontinental Exchange, Inc.
3.000% due 06/15/2050		5,500	3,560
3.625% due 09/01/2028		4,400	4,152
Intesa Sanpaolo SpA
3.250% due 09/23/2024		41,900	41,637
7.200% due 11/28/2033		3,900	4,173
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		1,500	1,192
2.300% due 11/15/2028		3,250	2,880
2.700% due 01/15/2034		3,900	3,074
JAB Holdings BV 2.200% due 11/23/2030		335	270
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	23,794
1.578% due 04/22/2027 •		9,900	9,242
2.083% due 04/22/2026 •		3,753	3,645
2.182% due 06/01/2028 •		56,450	51,816
2.595% due 02/24/2026 •		25,700	25,193
2.739% due 10/15/2030 •		5,800	5,134
2.947% due 02/24/2028 •		39,550	37,260
3.540% due 05/01/2028 •		2,000	1,909
3.960% due 01/29/2027 •		6,500	6,351
4.323% due 04/26/2028 •		1,835	1,791
4.851% due 07/25/2028 •		7,200	7,128
5.012% due 01/23/2030 •		44,700	44,366
5.299% due 07/24/2029 •		30,600	30,709
6.070% due 10/22/2027 •		18,800	19,133
6.087% due 10/23/2029 •		5,000	5,167
6.139% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,010
6.559% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	40,084
JPMorgan Chase Bank NA 6.371% (SOFRRATE + 1.000%) due 12/08/2026 ~		52,200	52,923
Kilroy Realty LP
2.500% due 11/15/2032		10,600	7,951
2.650% due 11/15/2033		4,800	3,528
3.050% due 02/15/2030		6,700	5,654
4.250% due 08/15/2029		5,549	5,031
4.375% due 10/01/2025		900	881
4.750% due 12/15/2028		3,300	3,123
6.250% due 01/15/2036		6,300	5,985
Kimco Realty OP LLC
1.900% due 03/01/2028		8,600	7,667
3.200% due 04/01/2032		1,780	1,529
3.300% due 02/01/2025		7,200	7,092
Kizuna RE Pte Ltd. 8.105% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,454
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	9,340
3.750% due 07/01/2029		5,300	4,971
Kookmin Bank 4.500% due 02/01/2029 (k)		2,500	2,400
Lazard Group LLC
4.375% due 03/11/2029		3,700	3,543
4.500% due 09/19/2028		7,000	6,765
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		10,085	9,940
Lloyds Bank PLC 0.000% due 04/02/2032 þ		41,200	27,054
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	22,400	14,807
4.375% due 03/22/2028		$2,300	2,229
4.947% due 06/27/2025 •(i)(k)	EUR	1,900	2,008
5.462% due 01/05/2028 •		$21,600	21,562
5.754% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,685
5.985% due 08/07/2027 •		$1,100	1,107
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	7,118
2.250% due 05/13/2025		41,100	43,265
3.250% due 11/13/2028		10,900	11,085

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Longleaf Pine Re Ltd. 22.855% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$2,600	2,583
LXP Industrial Trust
2.375% due 10/01/2031		6,200	4,956
2.700% due 09/15/2030		900	760
Manulife Financial Corp. 3.703% due 03/16/2032		4,300	3,925
MassMutual Global Funding 6.335% (SOFRRATE + 0.980%) due 07/10/2026 ~		58,800	59,343
Metropolitan Life Global Funding 3.450% due 12/18/2026		17,500	16,830
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		21,200	20,320
1.640% due 10/13/2027 •		6,200	5,711
2.193% due 02/25/2025		3,500	3,424
2.801% due 07/18/2024		33,700	33,652
5.422% due 02/22/2029 •		18,800	18,922
5.475% due 02/22/2031 •		5,100	5,154
5.719% due 02/20/2026 •		9,500	9,498
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,900	1,907
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,067
2.201% due 07/10/2031 •		29,200	24,371
2.555% due 09/13/2025 •		35,400	35,164
5.382% due 07/10/2030 (c)		24,800	24,773
5.414% due 09/13/2028 •		24,400	24,474
Morgan Stanley
3.772% due 01/24/2029 •		2,276	2,167
3.790% due 03/21/2030 •	EUR	2,900	3,110
4.361% due 03/19/2027 ~		9,900	10,632
4.679% due 07/17/2026 •		$1,711	1,695
5.123% due 02/01/2029 •		700	697
5.173% due 01/16/2030 •		23,200	23,147
5.449% due 07/20/2029 •		3,400	3,422
5.652% due 04/13/2028 •		4,700	4,748
5.656% due 04/18/2030 •		800	814
6.407% due 11/01/2029 •		33,800	35,275
Morgan Stanley Bank NA
5.882% due 10/30/2026		34,000	34,427
6.233% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,030
6.436% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,888
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	17,492
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		15,800	15,886
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	5,715
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	32,213
5.264% due 11/10/2026		15,500	15,594
6.557% due 10/18/2027 •		24,075	24,574
NatWest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	8,057
3.073% due 05/22/2028 •		$25,900	24,246
4.892% due 05/18/2029 •		19,600	19,167
5.583% due 03/01/2028 •		20,400	20,424
5.778% due 03/01/2035 •		17,900	17,967
6.016% due 03/02/2034 •		2,000	2,046
6.621% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,411
8.000% due 08/10/2025 •(i)(k)		1,200	1,209
NatWest Markets PLC 3.479% due 03/22/2025		9,600	9,456
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	4,186
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	27,660
2.000% due 03/09/2026		23,900	22,383
2.450% due 09/15/2028		500	434
2.750% due 03/09/2028		8,550	7,626
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	42,764
2.172% due 07/14/2028		1,500	1,325
2.679% due 07/16/2030		9,500	8,088
5.594% due 07/02/2027 (c)		11,300	11,307
5.842% due 01/18/2028		13,500	13,695
6.070% due 07/12/2028		12,000	12,282
6.181% due 01/18/2033		29,500	30,667
6.590% due 07/02/2027 (c)		12,900	12,970
Norinchukin Bank 2.080% due 09/22/2031		19,700	15,584
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	5,441
Old Republic International Corp. 3.875% due 08/26/2026		2,850	2,757
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	18,792

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

3.625% due 10/01/2029		14,300	12,773
5.250% due 01/15/2026		33,800	33,492
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,460
Pacific Life Global Funding 1.200% due 06/24/2025		1,600	1,535
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		45,794	29,937
Panther Escrow Issuer LLC 7.125% due 06/01/2031		19,900	20,143
Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	15,386
6.875% due 07/15/2029		4,800	4,744
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,167
Polestar Re Ltd. 18.605% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		9,100	9,257
Primerica, Inc. 2.800% due 11/19/2031		8,000	6,687
Principal Life Global Funding
1.250% due 06/23/2025		4,600	4,416
1.250% due 08/16/2026		14,000	12,851
Prudential Funding Asia PLC 3.125% due 04/14/2030		800	717
Purple Re Ltd. 14.355% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		7,800	7,762
Realty Income Corp.
2.100% due 03/15/2028		6,400	5,737
2.200% due 06/15/2028		550	492
3.100% due 12/15/2029		7,200	6,474
3.200% due 02/15/2031		5,800	5,089
3.400% due 01/15/2030		5,800	5,285
3.875% due 04/15/2025		2,800	2,763
3.950% due 08/15/2027		1,100	1,061
4.000% due 07/15/2029		2,590	2,453
4.625% due 11/01/2025		6,600	6,524
4.875% due 06/01/2026		6,600	6,543
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	5,608
RGA Global Funding 5.448% due 05/24/2029		2,900	2,908
Ripon Investments Financing Ltd. 0.000% due 02/28/2025 «(l)	GBP	618	782
Royal Bank of Canada 4.875% due 01/12/2026		$19,600	19,463
Sanders Re Ltd. 18.355% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		17,400	15,745
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	758
3.450% due 06/02/2025		18,700	18,299
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		2,500	2,107
6.534% due 01/10/2029 •		25,600	26,315
SBA Tower Trust
1.884% due 07/15/2050		24,900	23,426
2.328% due 07/15/2052		12,200	10,960
2.836% due 01/15/2050		3,987	3,917
Scentre Group Trust
3.500% due 02/12/2025		1,000	986
3.625% due 01/28/2026		7,100	6,912
Simon Property Group LP 2.000% due 09/13/2024		3,000	2,978
SITE Centers Corp. 4.700% due 06/01/2027		3,000	2,980
Societe Generale SA
1.488% due 12/14/2026 •		25,200	23,566
1.792% due 06/09/2027 •		16,000	14,764
6.446% due 01/10/2029 •		25,400	25,814
6.447% due 01/12/2027 •		31,000	31,177
6.691% due 01/10/2034 •		32,100	33,129
Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	10,869
1.822% due 11/23/2025 •		37,800	37,192
3.971% due 03/30/2026 •		23,000	22,677
6.170% due 01/09/2027 •		33,846	34,084
6.187% due 07/06/2027 •		1,500	1,515
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	14,214
6.301% due 01/09/2029 •		20,000	20,423
6.750% due 02/08/2028 •		400	411
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,896
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	30,060
Store Capital LLC
2.700% due 12/01/2031		600	482
2.750% due 11/18/2030		4,160	3,450

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Sumitomo Mitsui Finance & Leasing Co. Ltd. 2.512% due 01/22/2025		2,800	2,749
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		40,400	38,795
1.902% due 09/17/2028		22,107	19,381
2.448% due 09/27/2024		10,700	10,615
2.472% due 01/14/2029		18,800	16,745
5.464% due 01/13/2026		6,900	6,902
5.520% due 01/13/2028		39,550	39,993
5.880% due 07/13/2026		2,300	2,322
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~		28,000	28,434
Sumitomo Mitsui Trust Bank Ltd. 5.200% due 03/07/2027		10,600	10,604
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,311
2.700% due 07/15/2031		1,800	1,487
4.200% due 04/15/2032		6,300	5,652
SVB Financial Group 3.125% due 06/05/2030 ^(d)		8,700	5,299
Swedbank AB 3.356% due 04/04/2025		17,500	17,231
Synchrony Bank
5.400% due 08/22/2025		12,700	12,609
5.625% due 08/23/2027		12,500	12,388
Synchrony Financial 5.150% due 03/19/2029		5,450	5,236
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «		6,700	6,460
Tesco Property Finance PLC 5.801% due 10/13/2040	GBP	21,408	27,042
Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,482
4.994% due 04/05/2029		1,350	1,339
5.156% due 01/10/2028		13,000	12,990
Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		2,200	2,210
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		1,300	1,304
14.355% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		700	704
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		33,000	33,017
Truist Financial Corp.
5.122% due 01/26/2034 •		1,350	1,294
5.900% due 10/28/2026 •		5,800	5,816
U.S. Bancorp 4.839% due 02/01/2034 •		800	759
UBS AG
0.250% due 01/05/2026	EUR	2,100	2,137
3.700% due 02/21/2025		$4,400	4,344
4.750% due 08/09/2024		11,150	11,136
5.650% due 09/11/2028		600	611
6.302% (SOFRRATE + 0.930%) due 09/11/2025 ~		17,100	17,216
7.500% due 02/15/2028		22,400	23,976
7.950% due 01/09/2025		21,100	21,324
UBS Group AG
0.625% due 01/18/2033	EUR	4,600	3,764
0.650% due 01/14/2028 •		2,000	1,982
0.650% due 09/10/2029		1,200	1,107
1.000% due 06/24/2027 •		1,500	1,520
1.250% due 07/17/2025 •		1,700	1,818
1.305% due 02/02/2027 •		$31,700	29,580
2.125% due 09/12/2025 •	GBP	800	1,004
2.125% due 10/13/2026 •	EUR	1,360	1,423
2.125% due 11/15/2029 •	GBP	800	888
2.193% due 06/05/2026 •		$53,250	51,470
2.250% due 06/09/2028 •	GBP	1,100	1,268
2.593% due 09/11/2025 •		$23,800	23,643
2.875% due 04/02/2032 •	EUR	2,200	2,205
3.091% due 05/14/2032 •		$3,300	2,816
3.750% due 03/26/2025		45,535	44,915
3.869% due 01/12/2029 •		43,400	40,983
4.125% due 04/15/2026		38,200	37,257
4.194% due 04/01/2031 •		2,550	2,381
4.253% due 03/23/2028		4,200	4,021
4.282% due 01/09/2028		500	480
4.375% due 02/10/2031 •(i)(k)		2,000	1,627
4.550% due 04/17/2026		5,300	5,211
4.751% due 05/12/2028 •		2,800	2,743
4.923% due 01/16/2026 ~	EUR	4,800	5,158
5.699% due 02/08/2035 •		$10,300	10,294
5.711% due 01/12/2027 •		42,000	42,038
5.959% due 01/12/2034 •		19,000	19,296
6.246% due 09/22/2029 •		18,900	19,438
6.301% due 09/22/2034 •		10,000	10,404
6.327% due 12/22/2027 •		42,600	43,321
6.373% due 07/15/2026 •		250	251
6.442% due 08/11/2028 •		21,900	22,462

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.537% due 08/12/2033 •		12,500	13,124
7.000% due 09/30/2027 •	GBP	900	1,171
7.750% due 03/01/2029 •	EUR	2,600	3,148
9.016% due 11/15/2033 •		$19,950	24,059
UniCredit SpA 2.569% due 09/22/2026 •		13,600	13,048
Ursa Re Ltd.
10.855% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		16,800	17,106
14.605% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		25,000	25,511
Ventas Realty LP
3.000% due 01/15/2030		33,600	29,682
4.125% due 01/15/2026		3,000	2,933
VICI Properties LP
4.750% due 02/15/2028		18,250	17,841
5.750% due 04/01/2034		2,600	2,577
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	2,817
WEA Finance LLC 3.750% due 09/17/2024		$12,300	12,209
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,598
2.188% due 04/30/2026 •		$3,329	3,233
2.393% due 06/02/2028 •		17,500	16,121
2.406% due 10/30/2025 •		18,534	18,325
3.000% due 10/23/2026		4,263	4,050
3.350% due 03/02/2033 •		7,680	6,663
3.526% due 03/24/2028 •		32,200	30,719
3.908% due 04/25/2026 •		3,000	2,955
4.478% due 04/04/2031 •		3,447	3,301
4.808% due 07/25/2028 •		5,500	5,425
5.198% due 01/23/2030 •		27,400	27,290
5.574% due 07/25/2029 •		53,317	53,810
5.707% due 04/22/2028 •		18,900	19,068
6.303% due 10/23/2029 •		16,600	17,230
Wells Fargo Bank NA
5.450% due 08/07/2026		4,200	4,213
5.550% due 08/01/2025		2,800	2,805
6.442% (SOFRRATE + 1.070%) due 12/11/2026 ~		6,900	6,985
Welltower OP LLC
3.100% due 01/15/2030		24,700	22,146
4.250% due 04/01/2026		800	784
Willis North America, Inc. 2.950% due 09/15/2029		2,200	1,972
Windmill Re DAC 0.000% due 07/05/2028 «~	EUR	250	268
Winston RE Ltd. 15.605% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		$670	661
WP Carey, Inc.
2.450% due 02/01/2032		2,000	1,626
4.000% due 02/01/2025		4,350	4,299
4.250% due 10/01/2026		1,700	1,657

			7,680,176

INDUSTRIALS 6.9%
7-Eleven, Inc.
1.300% due 02/10/2028		4,600	4,010
1.800% due 02/10/2031		6,100	4,888
AbbVie, Inc. 3.600% due 05/14/2025		300	295
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	11,692
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,211	1,108
3.600% due 09/15/2028		3,112	2,957
5.250% due 10/01/2030		9,219	9,109
Aker BP ASA 4.000% due 01/15/2031		1,100	999
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		13,654	13,407
Alcon Finance Corp. 2.600% due 05/27/2030		6,000	5,229
Altice France SA 5.125% due 07/15/2029		4,000	2,637
Amdocs Ltd. 2.538% due 06/15/2030		12,100	10,331
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,287	1,107
3.000% due 04/15/2030		13,534	12,470
3.150% due 08/15/2033		21,873	19,548
3.200% due 12/15/2029		11,048	10,264
3.250% due 04/15/2030		5,765	5,253
3.350% due 04/15/2031		10,571	9,753
3.375% due 11/01/2028		7,759	7,335
3.500% due 08/15/2033		4,111	3,616
3.575% due 07/15/2029		5,917	5,599

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

3.600% due 03/22/2029	5,589	5,307
3.650% due 12/15/2029	3,441	3,166
3.650% due 08/15/2030	4,851	4,587
3.700% due 04/01/2028	3,435	3,284
American Airlines, Inc. 5.750% due 04/20/2029	8,000	7,790
Amgen, Inc.
5.150% due 03/02/2028	35,060	35,061
5.250% due 03/02/2030	8,100	8,162
Bacardi Ltd. 4.450% due 05/15/2025	18,200	17,986
Banner Health 1.897% due 01/01/2031	1,900	1,575
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	2,148
Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	22,120
4.375% due 12/15/2028	28,900	27,457
6.125% due 11/21/2026	34,500	34,877
6.250% due 01/21/2029	43,100	44,022
6.375% due 11/21/2030	40,000	41,006
6.500% due 11/21/2033	7,800	7,982
Berry Global, Inc. 1.570% due 01/15/2026	8,809	8,280
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,586
3.080% due 07/01/2051	7,000	4,463
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	4,388
Boeing Co.
2.196% due 02/04/2026	67,879	63,830
2.700% due 02/01/2027	8,125	7,493
2.750% due 02/01/2026	63,290	60,172
3.250% due 02/01/2028	6,700	6,138
4.875% due 05/01/2025	24,900	24,640
5.040% due 05/01/2027	7,968	7,795
5.150% due 05/01/2030	30,741	29,529
6.298% due 05/01/2029	4,500	4,565
6.388% due 05/01/2031	8,100	8,250
6.858% due 05/01/2054	500	514
7.008% due 05/01/2064	1,100	1,127
British Airways Pass-Through Trust
2.900% due 09/15/2036	715	619
3.300% due 06/15/2034	4,943	4,455
3.350% due 12/15/2030	4,394	4,110
3.800% due 03/20/2033	1,410	1,328
4.250% due 05/15/2034	4,941	4,642
Broadcom, Inc.
2.600% due 02/15/2033	7,500	6,081
3.137% due 11/15/2035	180,195	144,364
3.187% due 11/15/2036	28,748	22,761
3.419% due 04/15/2033	25,254	21,781
3.469% due 04/15/2034	29,081	24,801
3.500% due 02/15/2041	10,100	7,747
4.150% due 11/15/2030	5,463	5,162
4.300% due 11/15/2032	48,280	45,146
4.926% due 05/15/2037	55,414	52,144
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	7,629
Centene Corp.
4.250% due 12/15/2027	5,506	5,262
4.625% due 12/15/2029	7,000	6,626
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	8,500	6,938
Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,069
3.500% due 06/01/2041	7,900	5,311
3.700% due 04/01/2051	2,200	1,339
3.850% due 04/01/2061	2,040	1,192
4.400% due 04/01/2033	1,850	1,632
4.908% due 07/23/2025	8,620	8,540
6.100% due 06/01/2029	6,900	6,925
6.484% due 10/23/2045	1,500	1,371
Cheniere Energy, Inc. 5.650% due 04/15/2034	7,000	7,010
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,572
Cigna Group
4.375% due 10/15/2028	1,420	1,379
5.000% due 05/15/2029	850	847
CommonSpirit Health 3.910% due 10/01/2050	24,400	18,579
Conagra Brands, Inc. 1.375% due 11/01/2027	12,490	11,007
Constellation Brands, Inc. 3.700% due 12/06/2026	2,800	2,706

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Continental Resources, Inc. 4.375% due 01/15/2028		4,889	4,703
Cox Communications, Inc. 2.950% due 10/01/2050		4,700	2,800
CRH America Finance, Inc. 3.400% due 05/09/2027		1,600	1,528
CVS Health Corp.
2.125% due 09/15/2031		4,200	3,373
3.250% due 08/15/2029		8,700	7,895
CVS Pass-Through Trust 8.353% due 07/10/2031		143	155
Dell International LLC 6.020% due 06/15/2026		6,997	7,073
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,750	1,592
Duke University 2.832% due 10/01/2055		31,400	20,386
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		8,400	8,302
Elevance Health, Inc. 2.375% due 01/15/2025		2,000	1,966
Emory University
1.566% due 09/01/2025		2,100	2,011
2.143% due 09/01/2030		12,300	10,521
Enbridge, Inc.
5.250% due 04/05/2027		5,000	5,001
5.900% due 11/15/2026		2,300	2,327
6.000% due 11/15/2028		21,100	21,742
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,464
4.950% due 05/15/2028		4,290	4,226
4.950% due 06/15/2028		1,100	1,086
5.000% due 05/15/2050		200	170
5.550% due 05/15/2034		10,250	10,151
6.050% due 12/01/2026		6,200	6,284
6.100% due 12/01/2028		1,500	1,547
6.400% due 12/01/2030		4,000	4,209
Entergy Louisiana LLC 1.600% due 12/15/2030		4,100	3,308
EQM Midstream Partners LP
6.000% due 07/01/2025		3,304	3,307
6.500% due 07/01/2027		5,000	5,057
Equifax, Inc. 3.100% due 05/15/2030		2,390	2,133
Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,558
3.351% due 04/15/2050		1,800	1,212
Expedia Group, Inc.
3.250% due 02/15/2030		7,430	6,700
4.625% due 08/01/2027		5,000	4,912
6.250% due 05/01/2025		17,044	17,074
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	3,972
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,728
Fiserv, Inc.
2.650% due 06/01/2030		47,580	41,414
5.150% due 03/15/2027		21,500	21,518
5.450% due 03/15/2034		3,200	3,181
Flex Ltd. 4.875% due 05/12/2030		27,200	26,381
Ford Motor Co. 3.250% due 02/12/2032		11,800	9,758
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,200	2,213
GE Capital Funding LLC 4.550% due 05/15/2032		$40,055	38,310
GE Capital U.K. Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	391
General Electric Co.
5.969% (US0003M + 0.380%) due 05/05/2026 ~		$2,640	2,650
7.500% due 08/21/2035		2,100	2,426
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,381
2.650% due 02/15/2025		3,930	3,854
2.900% due 05/15/2030		18,292	15,933
3.200% due 08/15/2029		5,300	4,764
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	21,842
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		14,700	14,956
6.510% due 02/23/2042		800	833
GXO Logistics, Inc. 6.250% due 05/06/2029		2,300	2,341
Hamilton College 4.750% due 07/01/2113		29,370	24,465

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

HCA, Inc.
5.200% due 06/01/2028	10,150	10,112
5.375% due 09/01/2026	26,700	26,639
5.500% due 06/01/2033	10,100	10,021
5.600% due 04/01/2034	5,000	4,972
5.875% due 02/01/2029	1,700	1,731
Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	10,000	8,805
4.200% due 05/01/2030	3,500	3,293
Hyatt Hotels Corp. 5.250% due 06/30/2029	7,600	7,540
Hyundai Capital America
1.000% due 09/17/2024	32,500	32,165
1.650% due 09/17/2026	73,100	67,340
2.100% due 09/15/2028	33,000	29,007
5.250% due 01/08/2027	16,400	16,339
5.300% due 01/08/2029	6,500	6,476
5.500% due 03/30/2026	17,500	17,491
5.875% due 04/07/2025	11,992	12,004
5.950% due 09/21/2026	11,800	11,898
6.000% due 07/11/2025	70,300	70,553
6.250% due 11/03/2025	25,000	25,198
6.500% due 01/16/2029	8,400	8,775
6.512% due 08/04/2025 •	43,900	44,089
Icon Investments Six DAC 5.809% due 05/08/2027	1,400	1,414
Imperial Brands Finance PLC
3.125% due 07/26/2024	20,130	20,092
3.500% due 07/26/2026	34,025	32,685
3.875% due 07/26/2029	35,650	33,029
4.250% due 07/21/2025	15,205	14,979
Infor, Inc. 1.750% due 07/15/2025	12,500	11,988
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	6,300	4,708
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025	8,700	8,232
JetBlue Pass-Through Trust
2.750% due 11/15/2033	7,899	6,834
2.950% due 11/15/2029	476	425
4.000% due 05/15/2034	3,970	3,724
JSW Hydro Energy Ltd. 4.125% due 05/18/2031	6,992	6,217
Keurig Dr Pepper, Inc.
5.050% due 03/15/2029	9,300	9,289
6.252% (SOFRINDX + 0.880%) due 03/15/2027 ~	17,600	17,688
Kinder Morgan, Inc. 7.750% due 01/15/2032	5,100	5,758
Las Vegas Sands Corp.
5.900% due 06/01/2027	29,700	29,868
6.000% due 08/15/2029	11,300	11,362
Leidos, Inc.
2.300% due 02/15/2031	13,600	11,212
3.625% due 05/15/2025	1,800	1,768
4.375% due 05/15/2030	3,300	3,121
Liberty Utilities Finance GP 1 2.050% due 09/15/2030	14,600	11,952
LifePoint Health, Inc. 11.000% due 10/15/2030	9,200	10,148
Marriott International, Inc.
3.500% due 10/15/2032	27,640	23,944
4.625% due 06/15/2030	1,600	1,553
5.450% due 09/15/2026	16,500	16,573
Mather Foundation 2.675% due 10/01/2031	1,050	884
Mattel, Inc. 3.375% due 04/01/2026	4,300	4,137
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	300	294
Micron Technology, Inc.
2.703% due 04/15/2032	1,400	1,160
4.975% due 02/06/2026	10,200	10,122
MidMichigan Health 3.409% due 06/01/2050	29,500	20,788
Mileage Plus Holdings LLC 6.500% due 06/20/2027	840	842
Motorola Solutions, Inc. 2.300% due 11/15/2030	16,770	14,110
MPLX LP 4.700% due 04/15/2048	7,200	5,929
National Football League 5.480% due 10/05/2028 «(l)	27,600	27,549
National Fuel Gas Co. 2.950% due 03/01/2031	10,900	9,159
NetApp, Inc.
1.875% due 06/22/2025	4,700	4,529

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

2.700% due 06/22/2030		31,100	27,086
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,201
3.522% due 09/17/2025		$122,700	119,097
4.345% due 09/17/2027		132,900	126,943
4.810% due 09/17/2030		41,900	38,942
NVR, Inc. 3.000% due 05/15/2030		1,323	1,173
NXP BV
2.700% due 05/01/2025		4,788	4,676
3.150% due 05/01/2027		4,100	3,878
3.400% due 05/01/2030		1,700	1,541
3.875% due 06/18/2026		37,682	36,610
4.300% due 06/18/2029		2,100	2,016
5.000% due 01/15/2033		455	444
5.350% due 03/01/2026		13,800	13,770
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		4,000	2,547
Occidental Petroleum Corp. 6.950% due 07/01/2024		519	519
OCI NV 6.700% due 03/16/2033		6,100	6,024
ONEOK Partners LP 6.850% due 10/15/2037		2,200	2,367
Oracle Corp.
2.800% due 04/01/2027		300	282
2.950% due 04/01/2030		1,500	1,334
3.600% due 04/01/2050		11,100	7,776
3.850% due 04/01/2060		13,100	9,014
4.650% due 05/06/2030		1,500	1,470
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	5,898
Penske Truck Leasing Co. LP
3.450% due 07/01/2024		11,100	11,100
5.350% due 03/30/2029		8,600	8,599
Petroleos Mexicanos 10.000% due 02/07/2033		13,700	13,758
Philip Morris International, Inc. 5.125% due 11/17/2027		932	932
President & Fellows of Harvard College 2.517% due 10/15/2050		550	349
Qorvo, Inc. 1.750% due 12/15/2024		716	702
Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,086
2.900% due 10/01/2030		4,000	3,526
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	6,748
2.800% due 09/15/2050		5,500	3,374
Renesas Electronics Corp.
1.543% due 11/26/2024		9,460	9,291
2.170% due 11/25/2026		3,801	3,519
Roche Holdings, Inc. 4.909% due 03/08/2031		5,000	4,982
Rolls-Royce PLC 5.750% due 10/15/2027		5,548	5,578
Royalty Pharma PLC 1.200% due 09/02/2025		11,900	11,305
S&P Global, Inc. 2.700% due 03/01/2029		6,900	6,257
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		34,100	32,724
Sands China Ltd.
4.050% due 01/08/2026		600	581
5.125% due 08/08/2025		300	298
Santos Finance Ltd. 6.875% due 09/19/2033		18,100	19,159
Skyworks Solutions, Inc. 1.800% due 06/01/2026		380	354
Southern Co.
1.750% due 03/15/2028		7,190	6,380
3.700% due 04/30/2030		4,000	3,689
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		6,800	6,376
9.375% due 11/30/2029		8,000	8,623
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,124	3,869
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		3,450	3,429
5.152% due 09/20/2029		37,125	36,965
Sutter Health 3.361% due 08/15/2050		26,400	18,902
Syngenta Finance NV 4.892% due 04/24/2025		3,751	3,716
T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	20,099

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

2.050% due 02/15/2028		1,000	898
2.550% due 02/15/2031		30,100	25,559
3.500% due 04/15/2025		5,700	5,605
3.875% due 04/15/2030		27,657	25,861
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	8,424
7.000% due 10/15/2028		3,900	4,131
Textron, Inc. 2.450% due 03/15/2031		3,900	3,270
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	9,100	7,835
1.250% due 01/31/2032		7,800	6,042
6.500% due 02/09/2032	GBP	3,600	4,018
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		$3,200	2,889
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		5,000	4,189
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,669	3,585
4.625% due 12/03/2026		2,043	2,021
United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,160	7,080
2.900% due 11/01/2029		1,364	1,231
3.100% due 01/07/2030		4,113	3,824
3.450% due 06/01/2029		3,813	3,594
3.450% due 01/07/2030		1,633	1,500
3.500% due 09/01/2031		5,860	5,424
3.750% due 03/03/2028		1,052	1,016
4.000% due 10/11/2027		1,983	1,923
4.150% due 02/25/2033		9,924	9,323
4.300% due 02/15/2027		792	780
5.800% due 07/15/2037		47,500	48,398
5.875% due 04/15/2029		40,071	40,228
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,838
Venture Global LNG, Inc. 9.875% due 02/01/2032		1,400	1,525
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	7,779
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	10,000	11,539
VMware, Inc.
1.800% due 08/15/2028		$3,000	2,629
4.500% due 05/15/2025		11,358	11,251
4.650% due 05/15/2027		12,010	11,824
4.700% due 05/15/2030		19,100	18,485
Volkswagen Group of America Finance LLC
2.850% due 09/26/2024		17,200	17,077
3.200% due 09/26/2026		3,700	3,525
3.350% due 05/13/2025		27,445	26,921
4.750% due 11/13/2028		39,500	38,646
5.250% due 03/22/2029		915	909
5.700% due 09/12/2026		6,800	6,839
6.000% due 11/16/2026		25,950	26,251
6.200% due 11/16/2028		13,950	14,402
6.302% (SOFRRATE + 0.930%) due 09/12/2025 ~		8,700	8,755
Volkswagen International Finance NV 5.374% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	10,400	11,197
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		$9,200	8,661
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		4,800	4,558
Weir Group PLC 2.200% due 05/13/2026		18,700	17,559
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,466
4.700% due 09/15/2028		6,100	5,982
Woodside Finance Ltd. 3.650% due 03/05/2025		100	99
Worldline SA 4.125% due 09/12/2028 (n)	EUR	4,800	5,111
WPP Finance 3.750% due 09/19/2024		$300	298
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,295

			3,501,527

UTILITIES 3.3%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,073	5,681
AEP Texas, Inc. 3.950% due 06/01/2028		5,800	5,511
AES Corp.
2.450% due 01/15/2031		10,600	8,732
3.300% due 07/15/2025		20,050	19,572

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

3.950% due 07/15/2030		23,167	21,199
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	7,779
American Transmission Systems, Inc. 5.000% due 09/01/2044		700	628
Appalachian Power Co. 2.700% due 04/01/2031		23,700	19,954
Arizona Public Service Co.
2.600% due 08/15/2029		6,400	5,669
3.350% due 05/15/2050		14,000	9,357
AT&T, Inc.
2.750% due 06/01/2031		40,350	34,563
3.850% due 06/01/2060		1,140	796
Atmos Energy Corp. 1.500% due 01/15/2031		5,400	4,330
Black Hills Corp. 2.500% due 06/15/2030		6,600	5,573
Boston Gas Co. 3.150% due 08/01/2027		2,900	2,703
CenterPoint Energy Houston Electric LLC 5.200% due 10/01/2028		6,600	6,658
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	9,344
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		8,200	8,379
Constellation Energy Generation LLC 3.250% due 06/01/2025		9,100	8,900
Dominion Energy, Inc. 2.250% due 08/15/2031		9,550	7,783
Duke Energy Carolinas LLC 2.550% due 04/15/2031		6,500	5,540
Duke Energy Corp. 2.450% due 06/01/2030		8,600	7,388
Duke Energy Progress LLC 2.000% due 08/15/2031		22,400	18,309
Edison International
5.450% due 06/15/2029		18,300	18,300
5.750% due 06/15/2027		4,700	4,743
EDP Finance BV 1.710% due 01/24/2028		38,300	33,856
Electricite de France SA
5.700% due 05/23/2028		5,000	5,052
9.125% due 03/15/2033 •(i)		13,700	14,934
Enel Finance America LLC
2.875% due 07/12/2041		2,800	1,834
7.100% due 10/14/2027		13,700	14,394
Enel Finance International NV
1.375% due 07/12/2026		17,400	16,118
1.875% due 07/12/2028		11,300	9,951
2.250% due 07/12/2031		800	653
2.650% due 09/10/2024		178,101	176,921
4.625% due 06/15/2027		35,600	34,924
5.000% due 06/15/2032		12,900	12,264
5.125% due 06/26/2029		7,500	7,385
Entergy Corp.
1.900% due 06/15/2028		2,100	1,852
2.800% due 06/15/2030		6,100	5,331
3.750% due 06/15/2050		7,700	5,453
EPH Financing International AS 6.651% due 11/13/2028	EUR	16,400	18,236
Evergy Metro, Inc. 2.250% due 06/01/2030		$12,600	10,724
Exelon Corp.
2.750% due 03/15/2027		770	722
3.950% due 06/15/2025		933	918
Fells Point Funding Trust 3.046% due 01/31/2027		8,500	8,007
FirstEnergy Corp.
1.600% due 01/15/2026		5,500	5,181
2.250% due 09/01/2030		12,000	10,057
4.150% due 07/15/2027		2,000	1,920
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	562
4.300% due 01/15/2029		1,760	1,695
Florida Power & Light Co. 3.700% due 12/01/2047		600	457
FORESEA Holding SA 7.500% due 06/15/2030		2,013	1,877
Georgia Power Co.
3.250% due 03/15/2051		9,900	6,740
5.004% due 02/23/2027		3,500	3,490
6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		31,800	31,947
India Green Power Holdings 4.000% due 02/22/2027		5,133	4,797
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		11,370	10,560

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

ITC Holdings Corp. 2.950% due 05/14/2030	25,900	22,832
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	3,520
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	2,706
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,197
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	8,061
8.000% due 03/01/2032	165	190
New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	14,588
2.150% due 10/01/2031	3,410	2,738
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	71,790	61,235
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	993
4.278% due 12/15/2028	17,600	16,849
ONEOK, Inc.
5.550% due 11/01/2026	2,700	2,712
5.650% due 11/01/2028	7,200	7,311
5.800% due 11/01/2030	6,400	6,555
5.850% due 01/15/2026	7,700	7,743
6.050% due 09/01/2033	41,100	42,335
6.350% due 01/15/2031	11,100	11,632
Pacific Gas & Electric Co.
2.100% due 08/01/2027	28,879	26,069
2.500% due 02/01/2031	39,700	32,745
2.950% due 03/01/2026	4,050	3,879
3.150% due 01/01/2026	35,240	33,959
3.250% due 06/01/2031	18,660	16,054
3.300% due 03/15/2027	9,400	8,909
3.300% due 12/01/2027	10,000	9,327
3.300% due 08/01/2040	20,719	14,773
3.400% due 08/15/2024	2,230	2,223
3.450% due 07/01/2025	13,300	12,979
3.500% due 06/15/2025	16,990	16,624
3.500% due 08/01/2050	51,900	33,917
3.750% due 07/01/2028	12,700	11,930
3.750% due 08/15/2042	2,000	1,444
3.950% due 12/01/2047	24,400	17,495
4.000% due 12/01/2046	6,800	4,899
4.200% due 03/01/2029	31,800	30,101
4.250% due 03/15/2046	9,600	7,257
4.300% due 03/15/2045	8,500	6,545
4.400% due 03/01/2032	26,200	23,978
4.450% due 04/15/2042	9,200	7,305
4.500% due 07/01/2040	23,100	19,045
4.500% due 12/15/2041	10,400	8,487
4.550% due 07/01/2030	49,903	47,316
4.600% due 06/15/2043	3,300	2,684
4.650% due 08/01/2028	6,100	5,907
4.750% due 02/15/2044	4,100	3,359
4.950% due 07/01/2050	7,800	6,451
5.550% due 05/15/2029	2,900	2,908
6.100% due 01/15/2029	25,250	25,855
6.150% due 01/15/2033	14,100	14,334
6.400% due 06/15/2033	25,500	26,355
PacifiCorp
2.700% due 09/15/2030	100	87
3.300% due 03/15/2051	100	65
5.100% due 02/15/2029	1,500	1,499
5.300% due 02/15/2031	15,200	15,157
5.800% due 01/15/2055	19,600	18,995
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	46,200	46,209
Public Service Co. of Colorado 1.900% due 01/15/2031	6,900	5,617
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	10,540
Rio Oil Finance Trust
8.200% due 04/06/2028	1,526	1,549
9.750% due 01/06/2027	14,140	14,613
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	481
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,037	9,883
3.320% due 04/15/2050	1,300	886
Southern California Edison Co.
2.500% due 06/01/2031	12,760	10,717
2.750% due 02/01/2032	23,550	19,877
3.650% due 06/01/2051	15,000	10,599
4.875% due 02/01/2027	5,100	5,064
5.150% due 06/01/2029	14,300	14,292
5.350% due 03/01/2026	18,600	18,571

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Southern California Gas Co. 2.950% due 04/15/2027	6,830	6,433
Southwest Gas Corp. 4.050% due 03/15/2032	1,270	1,150
Southwestern Electric Power Co. 4.100% due 09/15/2028	257	245
Southwestern Public Service Co. 3.150% due 05/01/2050	7,900	5,049
System Energy Resources, Inc. 2.140% due 12/09/2025	18,500	17,502
Toledo Edison Co. 2.650% due 05/01/2028	18,667	16,838
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	491
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	8
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	19,800	19,760
5.088% due 05/01/2029	12,300	12,247
WEC Energy Group, Inc.
1.375% due 10/15/2027	3,725	3,303
1.800% due 10/15/2030	16,190	13,189

		1,708,429

Total Corporate Bonds & Notes (Cost $13,582,843)		12,890,132

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	4,554
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,374
2.534% due 06/01/2028	5,100	4,695
2.584% due 06/01/2029	3,600	3,259
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	2	2
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	5,902
3.850% due 06/01/2050	12,385	11,624
4.214% due 06/01/2050	3,900	2,916
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	220
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	5,944
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	5,700	5,180

		48,670

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	177

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,100	5,137

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	48,877	53,363

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	3,300	3,261

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	19,145
2.127% due 03/15/2032	23,000	18,753
2.227% due 03/15/2033	23,000	18,381
2.277% due 03/15/2034	19,000	15,632
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	800	697

		72,608

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	3,227

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	175

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	948
1.946% due 11/01/2028	2,435	2,166
2.046% due 11/01/2029	1,400	1,220
2.096% due 11/01/2030	1,750	1,489
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	61,404	61,373
5.169% due 04/01/2041	34,500	34,603

		101,799

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,397
3.401% due 06/01/2034	10,930	8,991
3.501% due 06/01/2035	9,935	8,059

		18,447

Total Municipal Bonds & Notes (Cost $335,254)		306,864

U.S. GOVERNMENT AGENCIES 55.1%
Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	356	295
0.000% due 03/25/2036 (b)(g)	653	579
0.422% due 05/25/2044 ~(a)	4,719	208
0.432% due 12/25/2038 ~(a)	4,755	248
0.495% due 03/25/2036 ~(a)	5,283	227
0.620% due 02/25/2037 •(a)	7	0
0.650% due 06/25/2037 •(a)	40	2
0.666% due 06/25/2055 ~(a)	4,603	211
0.700% due 12/25/2042 •(a)	849	94
0.800% due 05/25/2037 - 01/25/2040 •(a)	448	23
0.800% due 10/25/2043 •	14,809	13,435
0.850% due 08/25/2042 •(a)	5,546	668
0.930% due 03/25/2037 •(a)	22	2
1.100% due 07/25/2036 •(a)	232	18
1.150% due 12/25/2036 - 06/25/2037 •(a)	150	6
1.190% due 12/25/2036 •(a)	85	7
1.200% due 07/25/2037 •(a)	56	5
1.310% due 05/25/2037 •(a)	20	2
2.349% due 01/25/2031 ~(a)	193,480	13,797
3.000% due 08/25/2040 - 09/01/2057	54,931	49,260
3.500% due 08/25/2042	14,521	13,305
4.000% due 07/25/2040 - 01/01/2059	17,207	15,970
4.419% due 03/01/2033 •	8	8
4.500% due 01/25/2035 - 09/25/2041	76,088	72,803
4.529% due 02/01/2028 •	1	1
4.645% due 08/01/2027 •	3	3
4.763% due 12/25/2042 ~	3,896	3,811
4.796% due 05/01/2030 •	1	1
5.000% due 08/01/2024 - 04/25/2043 •	749	698
5.000% due 09/18/2027 - 04/25/2035	292	289
5.152% due 12/01/2036 - 11/01/2037 •	14	15
5.350% due 10/25/2042 ~	3,014	2,975
5.497% due 02/01/2035 •	345	346
5.500% due 08/25/2035	18	18
5.522% due 11/01/2035 •	31	31
5.549% due 09/01/2035 •	312	311
5.554% due 11/01/2034 •	49	49
5.558% due 03/25/2034 •	5	5
5.575% due 08/01/2035 •	72	72
5.585% due 10/01/2034 - 12/01/2034 •	81	82
5.588% due 08/25/2034 •	3	3
5.602% due 01/01/2035 •	529	528
5.608% due 12/01/2034 •	10	10
5.623% due 01/01/2035 •	1,163	1,182
5.665% due 11/01/2034 •	66	66
5.675% due 09/01/2034 •	31	31
5.700% due 06/25/2032 - 05/25/2037 •	203	203
5.709% due 03/01/2035 •	4	4
5.715% due 01/01/2036 •	1	1
5.717% due 09/01/2034 - 01/01/2035 •	498	498
5.725% due 01/01/2035 •	11	11
5.731% due 02/01/2035 •	10	10
5.739% due 11/01/2032 •	3	3
5.750% due 08/01/2025 - 05/25/2048 •	14,552	14,188
5.750% due 12/20/2027 - 08/25/2034	313	315
5.770% due 11/25/2036 - 06/25/2037 •	143	141

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.775% due 09/01/2035 •	2	2
5.785% due 10/01/2034 •	65	65
5.788% due 08/01/2035 •	24	24
5.793% due 10/01/2035 •	95	96
5.795% due 12/01/2034 •	2	2
5.800% due 05/25/2034 - 03/25/2044 •	961	956
5.802% due 09/01/2035 •	11	11
5.805% due 07/01/2035 •	2	2
5.809% due 12/01/2035 •	7	7
5.810% due 03/25/2037 •	3	3
5.820% due 01/25/2037 •	195	192
5.830% due 07/25/2037 •	161	159
5.845% due 07/01/2026 - 09/01/2035 •	348	350
5.848% due 04/18/2028 •	2	2
5.850% due 06/25/2029 - 06/25/2047 •	19,898	19,513
5.860% due 09/25/2035 •	13	13
5.868% due 09/01/2037 •	5	5
5.872% due 08/01/2026 - 12/01/2034 •	8	8
5.875% due 11/01/2035 - 09/01/2036 •	35	35
5.880% due 11/25/2040 •	1,657	1,640
5.881% due 08/01/2035 •	324	325
5.894% due 12/01/2034 •	140	140
5.895% due 11/01/2031 •	29	29
5.897% due 07/01/2034 •	2	2
5.898% due 10/18/2030 - 08/01/2035 •	189	189
5.900% due 10/25/2030 - 04/25/2047 •	26,825	26,318
5.905% due 01/01/2036 •	10	10
5.907% due 11/01/2035 •	175	177
5.910% due 07/25/2036 •	379	377
5.913% due 09/01/2035 •	277	276
5.931% due 12/01/2034 •	3	3
5.941% due 12/01/2033 •	48	49
5.950% due 08/25/2030 - 12/25/2049 •	28,387	27,936
5.959% due 02/01/2035 •	111	111
5.960% due 09/01/2034 •	773	787
5.970% due 07/01/2026 - 10/25/2040 •	15	15
5.978% due 12/01/2035 •	63	63
5.987% due 09/01/2035 •	24	24
5.991% due 12/01/2036 •	2	2
5.996% due 11/01/2034 •	95	96
5.998% due 12/18/2031 •	11	11
6.000% due 05/17/2027 - 10/25/2044	3,349	3,419
6.000% due 09/25/2041 •	331	328
6.010% due 09/01/2035 •	95	95
6.015% due 09/01/2035 •	119	119
6.020% due 10/01/2035 •	67	67
6.027% due 07/01/2034 •	148	149
6.029% due 07/01/2035 •	31	31
6.030% due 11/01/2035 - 08/25/2037 •	1,835	1,826
6.032% due 02/01/2035 - 11/01/2035 •	125	125
6.037% due 08/01/2035 •	45	47
6.038% due 10/01/2035 •	33	32
6.047% due 03/01/2036 •	9	9
6.050% due 12/25/2032 - 07/25/2034 •	573	574
6.057% due 01/01/2037 •	4	4
6.066% due 12/01/2033 - 02/01/2035 •	505	507
6.081% due 05/25/2035 ~	1,065	1,084
6.087% due 07/25/2037 •	41	40
6.094% due 09/01/2037 •	1	1
6.100% due 03/25/2040 •	386	386
6.101% due 11/01/2025 •	1	1
6.120% due 03/25/2038 •	25	25
6.124% due 01/25/2051 •	26,972	26,982
6.129% due 06/01/2035 •	708	723
6.133% due 08/01/2035 •	79	79
6.135% due 08/01/2033 •	1	1
6.139% due 01/01/2036 •	32	32
6.140% due 09/01/2029 •	1	1
6.152% due 09/01/2033 •	2	2
6.153% due 11/01/2035 •	583	597
6.162% due 07/01/2035 - 11/01/2035 •	110	111
6.163% due 06/01/2033 •	4	4
6.165% due 03/25/2036 •	270	265
6.170% due 06/25/2037 •	62	62
6.175% due 02/01/2035 •	4	4
6.185% due 08/01/2032 •	2	2
6.200% due 02/01/2027 - 11/25/2039 •	83	84
6.207% due 03/01/2036 •	79	79
6.224% due 09/01/2033 •	12	13
6.228% due 12/25/2050 •	8,675	8,926
6.249% due 02/01/2036 •	28	28
6.250% due 12/01/2025 •	8	8
6.250% due 02/25/2029	65	65
6.258% due 08/01/2035 •	1	1
6.260% due 04/01/2035 •	5	5
6.272% due 07/01/2035 •	142	145

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.274% due 12/01/2033 •	128	130
6.282% due 04/01/2038 •	1	1
6.285% due 04/01/2034 •	12	12
6.286% due 04/01/2033 - 03/01/2034 •	357	358
6.287% due 02/01/2036 •	80	81
6.291% due 05/01/2035 •	471	476
6.300% due 11/01/2035 - 01/01/2036 •	226	229
6.300% due 10/17/2038	124	115
6.313% due 06/01/2043 •	922	921
6.314% due 07/01/2042 - 12/01/2044 •	3,756	3,751
6.323% due 03/01/2036 •	66	66
6.325% due 06/01/2025 - 10/01/2027 •	10	10
6.336% due 05/01/2038 •	2,608	2,683
6.350% due 05/01/2026 - 04/25/2032 •	1	1
6.364% due 09/01/2041 •	1,584	1,583
6.380% due 05/01/2025 - 08/01/2027 •	4	4
6.383% due 09/01/2035 •	42	43
6.395% due 12/01/2025 •	2	2
6.400% due 07/01/2033 •	1	1
6.413% due 11/01/2034 •	193	199
6.438% due 01/01/2035 •	119	121
6.500% due 07/18/2027 - 06/25/2044	3,613	3,667
6.514% due 10/01/2030 - 10/01/2040 •	385	381
6.524% due 07/01/2035 •	148	151
6.530% due 03/01/2033 •	13	13
6.547% due 05/01/2035 •	20	21
6.550% due 03/01/2035 •	2	2
6.583% due 08/01/2027 •	23	23
6.615% due 06/01/2035 •	4	4
6.625% due 10/01/2026 •	1	1
6.628% due 12/01/2027 •	39	39
6.633% due 12/01/2030 •	2	2
6.656% due 08/25/2037 ~	17	17
6.690% due 11/01/2025 •	3	3
6.725% due 12/01/2026 •	2	2
6.838% due 11/01/2035 •	293	290
6.866% due 04/01/2027 •	4	4
6.897% due 06/01/2035 •	26	26
6.910% due 06/01/2035 •	59	59
6.999% due 05/01/2033 •	5	5
7.000% due 12/18/2026 - 01/25/2048	527	533
7.013% due 05/01/2036 •	65	66
7.085% due 10/01/2034 •	136	136
7.103% due 04/01/2027 •	1	1
7.127% due 03/01/2034 •	1	2
7.135% due 11/01/2025 •	5	5
7.169% due 03/01/2034 •	225	229
7.203% due 02/01/2035 •	70	71
7.227% due 05/01/2035 •	302	304
7.260% due 06/01/2035 •	53	54
7.268% due 05/01/2037 •	2	2
7.293% due 06/01/2035 •	48	48
7.315% due 05/01/2035 •	4	4
7.334% due 04/01/2035 •	200	201
7.348% due 05/01/2034 - 04/01/2036 •	47	47
7.435% due 06/01/2034 •	1	1
7.460% due 05/01/2035 •	5	5
7.500% due 08/20/2027 - 07/25/2041	83	83
7.500% due 06/19/2041 ~	6	6
7.524% due 05/01/2035 •	6	6
8.000% due 07/18/2027 - 03/01/2030	1	1
8.500% due 02/17/2027	13	13
9.000% due 11/01/2025	2	2
Freddie Mac
0.000% due 02/15/2041 •	9	5
0.199% due 05/15/2033 •	69	66
0.323% due 06/15/2039 ~(a)	2,900	178
0.473% due 10/15/2041 ~(a)	1,358	75
0.545% due 11/15/2038 ~(a)	7,466	505
0.552% due 06/15/2042 - 08/15/2042 •(a)	14,972	1,337
0.724% due 05/15/2038 ~(a)	511	31
0.802% due 02/15/2038 •(a)	114	6
0.804% due 09/15/2043 - 12/15/2043 •	7,297	6,875
0.852% due 05/15/2039 •(a)	134	10
1.002% due 03/15/2037 •(a)	106	8
1.052% due 08/15/2036 •(a)	56	5
1.062% due 12/15/2041 •(a)	5,241	611
1.132% due 09/15/2036 •(a)	79	7
1.202% due 11/15/2036 •(a)	2,974	266
2.875% due 04/25/2026	13,600	13,117
2.939% due 04/25/2029	2,600	2,401
3.000% due 03/01/2027	2	2
3.000% due 08/15/2027 (a)	1,275	39
3.500% due 07/01/2029 - 10/01/2047	40,255	36,714
4.000% due 10/01/2033 - 05/01/2048	35,971	33,918
4.500% due 12/01/2024 - 02/01/2046	2,698	2,624

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

4.704% due 08/15/2032 ~	44	43
5.000% due 08/15/2034 - 07/01/2040	1,971	1,971
5.000% due 03/15/2043 •	298	278
5.172% due 01/25/2036 ~	1,238	1,180
5.500% due 05/15/2033 - 03/01/2038	1,281	1,306
5.626% due 09/01/2035 •	6	6
5.638% due 10/15/2043 •	25,471	24,852
5.698% due 07/15/2034 - 05/15/2037 •	146	144
5.716% due 09/01/2035 •	3	3
5.720% due 08/25/2031 •	66	68
5.748% due 08/15/2035 - 02/15/2037 •	86	85
5.768% due 07/15/2034 •	81	80
5.788% due 02/15/2037 •	7	7
5.793% due 08/15/2040 - 10/15/2040 •	15,849	15,967
5.798% due 12/15/2029 - 11/15/2043 •	1,982	1,953
5.820% due 02/01/2037 •	1	1
5.845% due 08/01/2035 •	38	38
5.848% due 06/15/2031 - 05/15/2041 •	724	715
5.858% due 05/15/2036 •	210	209
5.875% due 10/01/2035 •	17	17
5.883% due 11/15/2042 •	3,817	3,812
5.898% due 11/15/2030 - 12/15/2031 •	1	1
5.948% due 06/15/2030 - 12/15/2032 •	18	18
5.950% due 06/15/2028	1,982	1,971
5.955% due 08/15/2037 •	231	270
5.968% due 01/15/2041 •	474	471
5.975% due 10/01/2035 •	1,495	1,533
5.978% due 04/01/2036 •	73	75
5.981% due 08/01/2035 •	1	1
5.983% due 01/01/2037 •	11	11
5.985% due 09/01/2035 •	393	396
5.995% due 10/01/2035 •	737	744
5.998% due 02/15/2032 - 03/15/2044 •	1,651	1,631
6.000% due 07/15/2026 - 10/15/2036	4,841	4,939
6.021% due 09/01/2035 •	6	6
6.028% due 05/15/2032 - 07/15/2037 •	1,146	1,143
6.036% due 03/15/2050 •	7,119	7,131
6.048% due 12/15/2032 - 11/15/2037 •	904	905
6.060% due 11/01/2035 •	43	43
6.097% due 07/01/2032 - 03/01/2035 •	130	129
6.118% due 08/15/2037 •	1,325	1,322
6.120% due 10/01/2035 - 11/01/2035 •	998	1,008
6.127% due 02/01/2037 •	2	2
6.143% due 07/01/2032 •	1	1
6.158% due 10/15/2037 •	524	524
6.168% due 05/15/2037 •	393	393
6.178% due 05/15/2040 •	8	7
6.180% due 03/01/2036 •	4	4
6.186% due 09/01/2037 •	1	1
6.198% due 08/15/2036 •	9	9
6.218% due 05/01/2035 •	677	685
6.250% due 12/15/2028	35	35
6.261% due 10/01/2026 •	1	1
6.298% due 11/15/2039 •	7	7
6.309% due 11/01/2035 •	337	342
6.336% due 08/25/2054 «	38,675	41,711
6.347% due 07/01/2035 •	266	269
6.350% due 01/01/2034 •	224	228
6.352% due 11/01/2028 •	35	35
6.353% due 02/25/2045 •	4,177	3,985
6.357% due 01/01/2028 •	1	1
6.358% due 07/15/2037 •	118	120
6.378% due 03/01/2035 •	3	3
6.396% due 02/01/2036 •	18	18
6.397% due 08/01/2035 •	863	887
6.417% due 07/01/2027 •	1	1
6.450% due 05/25/2043 •	2,546	2,597
6.500% due 03/01/2026 - 10/25/2043	12,670	12,815
6.546% due 11/01/2034 •	28	28
6.552% due 08/01/2035 •	2	2
6.553% due 07/25/2044 •	643	596
6.564% due 04/01/2036 •	2	2
6.615% due 02/01/2026 •	22	22
6.670% due 06/01/2030 •	70	70
6.733% due 07/01/2030 •	52	52
6.781% due 06/01/2033 •	25	26
6.910% due 05/01/2037 •	2	2
6.980% due 05/01/2037 •	24	24
7.000% due 06/01/2026 - 10/25/2043	4,281	4,380
7.043% due 06/01/2035 •	1,963	2,014
7.118% due 05/01/2037 •	6	6
7.245% due 05/01/2036 •	18	18
7.327% due 07/01/2035 •	248	248
7.487% due 06/01/2037 •	1	1
7.500% due 09/20/2026 - 10/01/2036	541	554
7.500% due 08/01/2035 •	3	3

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

7.645% due 05/01/2025	730	731
8.000% due 09/15/2024 - 06/01/2025	1	1
8.500% due 08/01/2024 - 06/01/2030	2	1
Ginnie Mae
2.500% due 03/15/2043 - 04/20/2052	57,519	48,375
3.000% due 07/20/2046 - 08/20/2052	266,525	232,703
3.500% due 10/15/2041 - 12/20/2052	171,731	154,522
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	129	127
3.625% due 08/20/2024 - 07/20/2034 •	449	442
3.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2026 ~	108	106
3.750% due 11/20/2026 - 10/20/2033 •	512	500
3.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	93	91
3.875% due 04/20/2027 - 04/20/2041 •	1,097	1,097
4.000% (H15T1Y + 1.500%) due 07/20/2024 - 07/20/2026 ~	61	58
4.000% due 10/20/2026 - 08/20/2030 •	454	449
4.000% due 05/20/2041 - 03/15/2052	76,074	70,695
4.000% due 02/20/2044 (a)	10,122	1,179
4.500% (H15T1Y + 1.500%) due 07/20/2024 - 10/20/2025 ~	2	1
4.500% due 08/15/2033 - 11/20/2049	60,848	58,608
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	136	131
4.625% due 01/20/2027 - 02/20/2034 •	929	914
4.750% due 07/20/2035	392	385
5.000% due 07/15/2033 - 06/20/2050	3,073	3,054
5.500% due 03/16/2034	409	408
5.500% due 06/20/2041 •	2	2
5.630% due 04/20/2063 - 05/20/2063 •	1,024	1,020
5.673% due 08/20/2045 •	2,250	2,192
5.794% due 05/20/2047 •	550	522
5.833% due 09/20/2052 •	7,366	7,112
5.867% due 05/20/2065 •	973	971
5.889% due 04/20/2065 •	9	9
5.897% due 02/20/2067 •	3,177	3,173
5.899% due 06/20/2065 •	5,795	5,788
5.903% due 07/20/2049 •	1,495	1,469
5.907% due 06/20/2067 •	1,313	1,305
5.909% due 09/20/2065 •	6,774	6,763
5.937% due 01/20/2061 - 07/20/2063 •	1,398	1,398
5.950% due 02/20/2060 •	3,986	3,981
5.983% due 02/20/2074 •	20,290	20,259
5.987% due 05/20/2065 •	2,996	2,986
6.000% due 04/15/2028 - 12/20/2041	641	659
6.007% due 04/20/2062 - 06/20/2065 •	6,043	6,026
6.017% due 06/20/2065 •	2,703	2,693
6.037% due 03/20/2062 - 09/20/2065 •	11,331	11,298
6.057% due 08/20/2065 •	24,985	24,916
6.097% due 12/20/2065 •	10,691	10,664
6.122% due 02/20/2060 •	264	263
6.137% due 04/20/2070 •	20,574	20,448
6.187% due 12/20/2065 - 10/20/2066 •	17,908	17,894
6.213% due 03/20/2073 •	78,301	78,453
6.287% due 04/20/2066 - 11/20/2066 •	16,571	16,574
6.353% due 12/20/2072 •	72,130	72,798
6.357% due 07/20/2065 •	941	942
6.437% due 01/20/2066 - 03/20/2066 •	22,037	22,092
6.473% due 11/20/2072 •	79,852	81,023
6.487% due 02/20/2066 •	15,837	15,880
6.500% due 04/15/2026 - 09/20/2038	55	56
6.522% due 04/20/2067 •	5,614	5,659
6.587% due 03/20/2066 •	5,320	5,357
6.723% due 06/20/2067 •	9,130	9,207
6.859% due 11/20/2067 •	2,259	2,275
7.000% due 10/20/2025 - 10/15/2034	94	96
7.500% due 07/15/2025 - 02/15/2035	49	50
8.000% due 08/20/2025 - 10/20/2031	85	87
8.500% due 06/15/2026 - 04/15/2031	58	59
9.000% due 06/15/2025 - 12/15/2030	21	21
Ginnie Mae, TBA
2.000% due 08/01/2054	180,700	146,431
2.500% due 08/01/2054	130,950	110,192
3.000% due 07/01/2054 - 08/01/2054	516,900	450,474
3.500% due 07/01/2054 - 08/01/2054	344,000	309,089
4.000% due 07/01/2054	207,100	191,398
4.500% due 08/01/2054	43,900	41,765
Small Business Administration 6.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	2	2
U.S. Small Business Administration
4.625% due 02/01/2025	13	13
4.870% due 12/01/2024	5	5
4.950% due 03/01/2025	18	18
5.110% due 08/01/2025	6	6
5.190% due 07/01/2024	1	1
5.310% due 05/01/2027	7	7
5.320% due 04/01/2027	8	8
5.510% due 11/01/2027	17	17
5.600% due 09/01/2028	63	62
5.780% due 08/01/2027	2	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.820% due 07/01/2027	94	92
5.870% due 07/01/2028	22	22
6.020% due 08/01/2028	23	23
6.070% due 07/01/2026	16	16
Uniform Mortgage-Backed Security
2.000% due 01/01/2025 - 03/01/2052	22,060	17,313
2.500% due 02/01/2040 - 03/01/2040	5,261	4,603
3.000% due 12/01/2025 - 08/01/2052	1,146,094	983,093
3.500% due 07/01/2024 - 09/01/2050	114,509	109,966
4.000% due 06/01/2025 - 05/01/2053	895,100	824,971
4.500% due 07/01/2024 - 10/01/2053	1,411,783	1,332,667
5.000% due 02/01/2025 - 09/01/2053	398,740	386,588
5.500% due 09/01/2025 - 03/01/2054	1,747,245	1,725,485
6.000% due 03/01/2026 - 05/01/2054	373,870	376,020
6.500% due 05/01/2027 - 04/01/2054	298,202	303,739
7.500% due 08/01/2026 - 09/01/2030	5	5
8.000% due 08/01/2024 - 08/01/2032	899	924
8.500% due 07/01/2024 - 09/01/2031	219	220
9.500% due 03/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2054 - 08/01/2054	396,160	323,876
3.000% due 07/01/2039 - 08/01/2054	5,325,174	4,534,756
3.500% due 07/01/2054 - 08/01/2054	1,990,369	1,761,993
4.000% due 07/01/2054 - 08/01/2054	351,520	321,821
4.500% due 08/01/2039 - 08/01/2054	2,298,650	2,167,897
5.000% due 07/01/2054 - 09/01/2054	5,103,070	4,932,529
5.500% due 07/01/2054 - 08/01/2054	3,066,163	3,024,066
6.000% due 07/01/2054 - 08/01/2054	1,880,450	1,885,155
6.500% due 08/01/2054	78,000	79,347
Vendee Mortgage Trust
5.902% due 01/15/2030 ~	266	267
6.500% due 09/15/2024	153	152

Total U.S. Government Agencies (Cost $28,350,866)		27,985,631

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Bonds
1.375% due 11/15/2040	1,602,270	1,011,621
1.375% due 08/15/2050	188,040	96,264
1.750% due 08/15/2041	331,100	218,882
1.875% due 02/15/2041	495,600	339,302
2.250% due 05/15/2041 (p)	196,500	142,236
2.250% due 08/15/2049	81,320	52,575
2.750% due 11/15/2042	585,200	448,661
2.875% due 05/15/2043	412,260	320,275
2.875% due 08/15/2045	321,230	244,085
2.875% due 05/15/2049	185,660	137,182
3.000% due 05/15/2042 (p)(r)	41,700	33,487
3.000% due 11/15/2044 (p)(r)	56,000	43,752
3.000% due 05/15/2045	800,850	622,724
3.000% due 11/15/2045 (p)	80,700	62,511
3.000% due 02/15/2049	100,880	76,432
3.125% due 02/15/2043 (p)(r)	79,700	64,563
3.125% due 08/15/2044 (p)	194,200	155,261
3.250% due 05/15/2042	659,142	548,311
3.375% due 05/15/2044 (p)(r)	163,600	136,344
3.625% due 08/15/2043 (r)	43,200	37,550
3.625% due 02/15/2044	257,460	223,085
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2025 (p)	132,004	128,417
0.125% due 07/15/2031 (p)	307,517	270,152
0.125% due 01/15/2032 (p)	207,081	179,364
0.125% due 02/15/2051	725,272	419,973
0.125% due 02/15/2052	98,881	56,227
0.250% due 02/15/2050	140,599	85,952
0.625% due 07/15/2032	417,527	374,564
0.625% due 02/15/2043	818	615
0.750% due 02/15/2045	184,791	138,574
0.875% due 02/15/2047	69,223	52,037
1.000% due 02/15/2046	38,238	29,871
1.000% due 02/15/2049	10,839	8,242
1.250% due 04/15/2028 (p)	301,436	291,202
1.375% due 02/15/2044	15,470	13,271
1.500% due 02/15/2053	86,879	73,067
2.375% due 01/15/2025 (p)	17,796	17,637
U.S. Treasury Notes
4.875% due 04/30/2026	12,000	12,019
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	22,400	9,772
0.000% due 08/15/2042 (a)	96,900	40,636

Total U.S. Treasury Obligations (Cost $9,574,941)		7,216,695

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	21,197

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	511	502
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	29,322
Adjustable Rate Mortgage Trust
3.792% due 09/25/2035 ~	843	689
4.094% due 01/25/2036 «~	270	239
4.727% due 11/25/2035 ~	144	101
5.496% due 03/25/2036 ~	113	57
5.600% due 09/25/2035 ~	45	38
5.604% due 10/25/2035 ~	606	562
5.700% due 08/25/2036 •	10,861	3,791
5.912% due 01/25/2036 ~	936	671
6.000% due 11/25/2035 «•	8	6
6.168% due 07/25/2035 ~	278	253
6.610% due 03/25/2035 •	2,429	2,032
6.658% due 08/25/2035 «~	131	124
6.836% due 07/25/2035 «~	156	140
7.625% due 11/25/2035 «~	46	41
American Home Mortgage Assets Trust 3.612% due 11/25/2035 ~	2,105	1,555
American Home Mortgage Investment Trust
5.820% due 12/25/2046 •	444	353
7.504% due 12/25/2035 •	1,194	391
7.504% due 11/25/2045 •	2,845	1,141
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	6,854
Ashford Hospitality Trust
6.401% due 04/15/2035 •	9,581	9,513
6.626% due 06/15/2035 •	11,966	11,886
Atrium Hotel Portfolio Trust 6.576% due 06/15/2035 •	3,800	3,783
Austin Fairmont Hotel Trust 6.426% due 09/15/2032 •	8,465	8,453
BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «	659	84
2.627% due 01/15/2032	4,200	3,163
2.847% due 04/20/2042 «	36,960	27,220
3.819% due 07/14/2037	5,000	4,450
3.944% due 01/15/2048 «	253,800	244,215
3.944% due 06/15/2053 «	84,600	70,002
4.227% due 08/10/2038 ~	5,681	5,264
4.232% due 11/15/2046 «	105,400	101,683
4.232% due 08/15/2053 «	35,100	28,647
8.439% due 10/15/2027 «(l)	49,980	47,274
8.799% due 10/15/2027 «	161,619	161,973
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 «	221	180
6.000% due 07/25/2046	628	520
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	30,450	29,619
Banc of America Funding Trust
2.372% due 03/20/2036 «~	77	68
3.387% due 10/20/2046 ~	814	657
4.314% due 03/20/2036 «~	67	53
4.333% due 09/20/2047 ~	1,331	1,078
4.451% due 10/20/2046 ~	848	683
4.789% due 09/20/2046 ~	653	562
4.923% due 02/20/2036 ~	938	806
5.020% due 01/20/2047 ~	25	21
5.408% due 05/20/2036 «~	302	253
5.416% due 04/20/2036 ~	822	678
5.500% due 09/25/2034 «	115	105
5.500% due 09/25/2034	728	664
5.558% due 05/25/2035 ~	11	10
5.560% due 04/25/2037 •	117	92
5.591% due 11/20/2034 ~	1,004	958
5.750% due 10/25/2035	756	579
5.750% due 09/25/2036 «	396	337
5.833% due 10/20/2036 •	5,411	3,958
5.833% due 12/20/2046 •	702	570
5.880% due 04/25/2037 •	1,002	781
6.000% due 09/25/2036	1,223	1,165
6.000% due 09/25/2036 «	59	47
6.000% due 03/25/2037	2,990	2,232
6.000% due 08/25/2037	2,525	1,948
6.033% due 05/20/2035 •	234	203
6.060% due 09/25/2036 «•	71	57
6.245% due 11/20/2035 ~	416	371
6.253% due 10/25/2036 þ	211	177
6.260% due 05/25/2037 •	2,098	1,729
6.337% due 01/25/2037 þ	218	194
6.388% due 04/25/2037 þ	695	554
6.496% due 09/20/2034 «~	16	13
Banc of America Mortgage Trust
4.944% due 07/25/2035 «~	45	39

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

4.982% due 02/25/2035 «~		244	225
5.073% due 11/25/2035 «~		127	109
5.144% due 08/25/2035 ~		1,147	1,061
5.229% due 07/25/2035 ~		629	506
5.418% due 01/25/2036 ~		563	490
5.500% due 05/25/2037 «		186	130
5.546% due 07/25/2035 ~		139	126
5.750% due 07/20/2032 «~		10	9
6.000% due 07/25/2046 «•		314	256
6.330% due 09/25/2033 «~		175	159
6.437% due 02/25/2035 «~		165	150
6.470% due 05/25/2034 «~		60	55
6.650% due 07/25/2034 «~		22	20
6.850% due 05/25/2033 «~		1	1
BANK
2.403% due 03/15/2063		54,030	46,115
2.649% due 01/15/2063		76,897	66,541
2.920% due 12/15/2052		26,900	23,819
3.071% due 08/15/2061		3,200	3,025
3.183% due 08/15/2061		25,500	22,410
3.488% due 11/15/2050		6,400	5,896
3.506% due 03/15/2064 ~		38,300	33,749
4.005% due 02/15/2052		17,268	16,263
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053		3,010	2,800
2.639% due 02/15/2053		8,250	7,192
4.314% due 12/15/2051		7,000	6,722
4.600% due 06/15/2055 ~		5,000	4,786
6.626% due 07/15/2037 •		10,923	10,734
Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		8	8
6.921% due 03/25/2064 ~		48,481	50,676
Barrow Funding PLC
0.000% due 11/16/2062 •	GBP	240,748	306,047
0.000% due 11/16/2062 (g)		11,905	9,569
0.000% due 11/16/2062 «(g)		247	0
Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		$38,123	31,636
5.000% due 10/25/2051 •		425	394
BCAP LLC Trust
3.964% due 07/26/2036 ~		354	303
4.316% due 08/26/2036 ~		6,420	4,196
4.510% due 03/26/2037 þ		3,809	3,687
4.564% due 03/26/2037 ~		1,060	828
4.832% due 01/26/2047 •		2,638	2,480
5.250% due 06/26/2036		30,230	11,967
5.250% due 04/26/2037		9,820	5,511
5.250% due 04/26/2037 ~		2,657	2,275
5.250% due 06/26/2037		821	731
5.500% due 11/25/2034		1,309	1,082
5.534% due 05/26/2036 ~		1,673	1,037
5.792% due 10/26/2037 ~		1,284	880
5.880% due 05/25/2047 •		32	30
5.900% due 05/25/2047 •		3,306	3,215
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~		7	5
3.250% due 02/25/2033 «~		7	5
3.918% due 09/25/2034 ~		308	271
4.000% due 05/25/2034 «~		1	1
4.398% due 06/25/2047 ~		7,542	6,632
4.406% due 05/25/2047 ~		5,327	4,636
4.743% due 11/25/2034 ~		914	861
4.809% due 03/25/2035 ~		694	613
4.819% due 02/25/2036 ~		1,835	1,616
5.011% due 02/25/2036 «~		78	56
5.036% due 11/25/2030 ~		386	362
5.064% due 08/25/2035 ~		1,500	1,338
5.075% due 01/25/2035 ~		24	22
5.125% due 01/25/2035 «~		120	95
5.199% due 04/25/2034 «~		367	311
5.277% due 07/25/2034 ~		49	44
5.455% due 08/25/2033 «~		3	3
5.487% due 08/25/2035 «~		78	68
5.503% due 02/25/2034 ~		188	170
5.696% due 02/25/2047 ~		1,173	976
5.700% due 01/25/2034 ~		520	489
6.008% due 01/25/2034 ~		366	357
6.172% due 07/25/2034 «~		26	24
6.228% due 10/25/2035 ~		5,243	4,943
6.250% due 01/25/2034 «~		6	5
6.330% due 06/25/2035 «~		15	14
6.500% due 04/25/2033 «~		8	7
6.625% due 04/25/2033 «~		98	94
6.640% due 05/25/2033 «~		160	143
6.875% due 04/25/2033 «~		97	92
7.660% due 02/25/2036 •		630	580

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

7.670% due 10/25/2035 •	2,256	2,065
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 «~	10	9
4.083% due 11/25/2035 ~	2,154	1,164
4.150% due 03/25/2036 ~	3,291	2,573
4.266% due 11/25/2036 ~	2,922	1,317
4.324% due 08/25/2036 ~	3,279	2,205
4.386% due 11/25/2036 ~	531	287
4.401% due 09/25/2034 ~	84	73
4.427% due 03/25/2036 ~	1,482	1,164
4.500% due 08/25/2036 ~	36	17
4.531% due 02/25/2036 ~	437	293
4.571% due 04/25/2035 ~	1	1
4.610% due 05/25/2036 ~	3,714	1,752
4.652% due 11/25/2036 ~	1,479	760
4.759% due 05/25/2036 ~	3,409	1,468
4.802% due 03/25/2036 ~	5,815	3,451
4.960% due 12/25/2046 «~	159	104
4.984% due 09/25/2035 ~	9,828	5,677
5.094% due 01/25/2035 ~	1,444	1,167
5.140% due 02/25/2034 «~	454	404
5.240% due 07/25/2035 ~	4,524	3,050
5.306% due 01/25/2036 ~	2,174	1,976
5.310% due 05/25/2035 ~	16,767	15,625
5.780% due 02/25/2034 •	672	614
5.780% due 08/25/2036 •	4,931	4,227
5.780% due 01/25/2047 •	1,673	1,322
5.800% due 08/25/2036 •	8,672	7,724
5.860% due 02/25/2034 •	9	8
5.940% due 02/25/2036 •	544	472
5.990% due 12/25/2033 ~	284	266
6.016% due 05/25/2035 «~	42	39
6.215% due 08/25/2034 ~	15	14
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	15	13
5.860% due 11/25/2034 •	665	555
Bear Stearns Mortgage Funding Trust 5.620% due 12/25/2046 •	11,113	9,581
Bear Stearns Mortgage Securities, Inc. 4.978% due 06/25/2030 «~	1	1
Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~	947	721
5.159% due 01/26/2036 ~	758	558
Beast Mortgage Trust
6.493% due 03/15/2036 •	700	648
6.629% due 02/15/2037 •	19,000	16,826
BellaVista Mortgage Trust 5.953% due 05/20/2045 •	8	5
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	9,119
3.458% due 03/15/2055	34,330	30,268
4.016% due 03/15/2052	32,609	30,362
4.232% due 01/15/2052	36,036	33,880
4.592% due 05/15/2055 ~	36,500	33,792
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •	17,400	16,344
BFLD Trust 6.593% due 10/15/2035 •	14,300	11,660
BIG Commercial Mortgage Trust 6.671% due 02/15/2039 •	8,483	8,377
BINOM Securitization Trust 4.441% due 08/25/2057 ~	13,054	12,383
Braemar Hotels & Resorts Trust 6.321% due 06/15/2035 •	40	40
BSREP Commercial Mortgage Trust 6.393% due 08/15/2038 •	5,397	5,057
BWAY Mortgage Trust 6.693% due 09/15/2036 •	4,740	4,529
BX Trust
3.202% due 12/09/2041	3,681	3,278
6.078% due 04/15/2039 •	26,505	26,017
6.143% due 01/15/2034 •	2,605	2,583
6.173% due 10/15/2036 •	25,107	24,773
Cantor Commercial Real Estate Lending 2.874% due 11/15/2052	7,900	6,841
CD Mortgage Trust 3.431% due 08/15/2050	5,207	4,876
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	13,582	12,011
Chase Mortgage Finance Trust
4.333% due 09/25/2036 «~	182	156
4.520% due 03/25/2037 ~	61	55
4.649% due 12/25/2035 ~	697	591
4.808% due 03/25/2037 ~	1,528	1,421
4.860% due 12/25/2035 «~	99	88
4.860% due 12/25/2035 ~	5,276	4,823

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

4.918% due 01/25/2036 ~	2,973	2,637
5.440% due 09/25/2036 ~	21	18
5.500% due 03/25/2037 «	20	2
5.634% due 02/25/2037 ~	671	632
5.673% due 02/25/2037 «~	108	101
6.000% due 11/25/2036	1,054	418
6.000% due 02/25/2037	547	204
6.000% due 03/25/2037	508	272
6.181% due 02/25/2037 «~	7	6
6.249% due 02/25/2037 ~	77	73
6.623% due 02/25/2037 ~	4	4
ChaseFlex Trust
5.000% due 07/25/2037	1,040	326
5.960% due 06/25/2035 •	1,332	558
6.000% due 02/25/2037	1,290	485
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.247% due 08/25/2037 þ	535	405
5.760% due 08/25/2037 •	3,152	2,833
6.140% due 08/25/2037 •	3,223	2,943
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.610% due 01/25/2036 •	195	176
5.640% due 05/25/2036 •	358	319
5.640% due 07/25/2036 •	182	163
5.710% due 08/25/2035 «•	106	96
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026 «	8	8
5.500% due 04/25/2037 «	42	38
6.000% due 08/25/2036	228	202
6.000% due 04/25/2037	4,172	3,802
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	16,742
3.778% due 09/10/2058	21,895	21,217
4.742% due 05/15/2054 ~	36,400	34,895
6.623% due 10/15/2036 •	7,400	7,349
Citigroup Global Markets Mortgage Securities 5.960% due 05/25/2032 «•	25	24
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	24,485	1
0.000% due 02/25/2058 ~	32	25
0.000% due 02/25/2063 «~	698	702
0.000% due 09/25/2064 ~	13	13
0.110% due 02/25/2058 ~(a)	16,961	81
0.450% due 02/25/2058 ~(a)	16,961	276
2.936% due 02/25/2063 «~	365,515	294,502
3.250% due 02/25/2058 ~	14,216	10,544
4.186% due 12/25/2035 ~	876	534
4.284% due 10/25/2046 ~	1,014	855
4.407% due 09/25/2064 ~	29,826	24,536
4.564% due 03/25/2037 ~	725	604
4.715% due 04/25/2037 ~	621	526
4.790% due 05/25/2035 ~	199	189
5.261% due 07/25/2046 ~	1,690	1,490
5.500% due 11/25/2035	483	468
5.530% due 01/25/2037 «•	178	149
5.731% due 08/25/2035 ~	2,342	2,182
6.073% due 08/25/2035 ~	1,550	1,363
6.175% due 02/25/2034 «~	61	60
6.250% due 11/25/2037 ~	2,329	1,021
6.260% due 08/25/2035 •	430	404
6.830% due 09/25/2035 «•	85	80
7.780% due 10/25/2035 •	2,449	2,351
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.904% due 09/25/2035 ~	6,521	5,582
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	189	166
6.000% due 06/25/2037	409	338
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •	1,800	1,773
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	6,866
3.091% due 10/10/2049	10,964	10,271
3.510% due 09/10/2050	19,203	17,989
3.545% due 02/10/2036	40,182	37,997
3.590% due 11/10/2047	20,803	20,665
3.732% due 08/10/2049 ~	15,299	14,708
4.228% due 05/10/2051	45,152	42,341
Community Program Loan Trust 4.500% due 04/01/2029	112	110
Countrywide Alternative Loan Resecuritization Trust
5.010% due 08/25/2037 ~	1,000	460
6.000% due 05/25/2036	781	427
6.000% due 08/25/2037 ~	996	472
Countrywide Alternative Loan Trust
4.386% due 10/25/2035 «~	62	46
4.625% due 11/25/2035 ~	350	308
4.769% due 02/25/2037 ~	5,472	4,638

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

4.786% due 07/25/2035 •	444	381
5.250% due 06/25/2035	230	170
5.500% due 07/25/2035	1,038	513
5.500% due 10/25/2035 •	1,683	1,030
5.500% due 11/25/2035 «	203	110
5.500% due 11/25/2035	3,688	2,074
5.500% due 12/25/2035 •	720	602
5.500% due 12/25/2035	826	506
5.500% due 02/25/2036	801	469
5.643% due 09/20/2046 •	562	574
5.660% due 04/25/2047 •	4,066	3,818
5.750% due 07/25/2037 «	96	53
5.810% due 05/25/2036 •	2,042	814
5.810% due 08/25/2036 •	964	434
5.810% due 05/25/2037 •	116	37
5.820% due 11/25/2036 •	4,305	5,084
5.840% due 07/25/2046 •	543	539
5.840% due 09/25/2046 •	3,773	3,468
5.878% due 05/25/2035 •	58	52
5.880% due 07/25/2046 •	104	91
5.917% due 07/20/2035 •	15	14
5.960% due 04/25/2036 •	5,455	2,151
5.960% due 09/25/2046 •	910	675
5.960% due 10/25/2046 «•	72	51
5.980% due 12/25/2035 •	370	321
5.980% due 07/25/2036 •	11,671	9,445
5.980% due 07/25/2046 •	440	288
6.000% due 10/25/2033	178	173
6.000% due 03/25/2035	131	59
6.000% due 10/25/2035 •	7,615	5,289
6.000% due 01/25/2036 •	231	201
6.000% due 04/25/2036	827	388
6.000% due 05/25/2036	908	442
6.000% due 06/25/2036	6,884	3,762
6.000% due 08/25/2036 •	774	438
6.000% due 08/25/2036	1,584	889
6.000% due 10/25/2036 •	1,589	730
6.000% due 11/25/2036	43	23
6.000% due 02/25/2037	5,022	2,057
6.000% due 03/25/2037	1,141	408
6.000% due 04/25/2037	2,629	1,268
6.000% due 05/25/2037	240	115
6.000% due 08/25/2037	4,475	2,688
6.010% due 08/25/2034 «•	8	7
6.020% due 12/25/2035 •	14	12
6.040% due 06/25/2034 •	836	769
6.040% due 02/25/2036 •	884	757
6.057% due 11/20/2035 •	6	5
6.120% due 09/25/2035 •	247	188
6.153% due 12/25/2035 •	150	122
6.153% due 02/25/2036 •	217	193
6.250% due 12/25/2033 «	9	9
6.250% due 11/25/2036	310	228
6.250% due 08/25/2037	1,695	783
6.444% due 03/25/2037 •	489	256
6.500% due 05/25/2036	1,704	811
6.500% due 09/25/2036	640	344
6.500% due 08/25/2037	6,468	2,598
6.500% due 09/25/2037	1,402	528
6.533% due 11/25/2047 •	2,028	1,631
6.560% due 02/25/2036 •	1,823	1,419
6.633% due 01/25/2036 •	19	17
7.000% due 11/25/2035 •	137	109
7.035% due 06/25/2034 •	6,028	6,045
Countrywide Home Loan Mortgage Pass-Through Trust
3.681% due 10/20/2035 «~	15	14
3.771% due 04/25/2035 ~	41	31
3.959% due 05/20/2036 ~	608	558
4.340% due 11/25/2037 ~	1,410	1,240
4.371% due 02/25/2047 ~	258	217
4.412% due 10/25/2035 ~	1,249	975
4.425% due 09/25/2047 ~	641	550
4.483% due 03/25/2037 ~	212	176
4.500% due 09/25/2035 «	320	266
4.545% due 05/20/2036 ~	4,785	4,277
4.712% due 11/25/2034 ~	1,177	1,059
4.731% due 11/20/2034 ~	734	673
4.789% due 06/20/2034 «~	136	120
4.864% due 04/25/2035 «~	182	141
5.000% due 09/25/2035 «	15	9
5.248% due 12/19/2033 «~	8	7
5.311% due 11/20/2034 «~	67	61
5.347% due 04/20/2035 «~	83	74
5.500% due 01/25/2035	175	168
5.500% due 09/25/2035 «	125	112
5.500% due 09/25/2035	147	138

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.500% due 10/25/2035	890	494
5.500% due 10/25/2035 «	306	164
5.500% due 11/25/2035 «	227	105
5.500% due 11/25/2035	261	142
5.516% due 07/25/2034 «~	301	270
5.750% due 12/25/2035	1,012	484
5.750% due 02/25/2037	881	411
5.750% due 07/25/2037	353	175
6.000% due 03/25/2035 •	172	155
6.000% due 05/25/2036	1,202	539
6.000% due 07/25/2036	2,589	1,278
6.000% due 12/25/2036 «	84	33
6.000% due 02/25/2037	2,515	2,006
6.000% due 07/25/2037	540	240
6.000% due 09/25/2037 «	258	133
6.009% due 06/19/2031 «~	19	18
6.040% due 04/25/2035 «•	53	47
6.100% due 03/25/2035 •	77	70
6.113% due 04/25/2046 •	5,313	1,589
6.114% due 10/25/2033 •	622	354
6.116% due 02/25/2034 «~	2	2
6.120% due 02/25/2035 •	347	314
6.125% due 07/19/2031 «~	10	9
6.140% due 02/25/2035 •	75	62
6.140% due 03/25/2036 «•	11	3
6.160% due 02/25/2036 «•	4	1
6.220% due 09/25/2034 «•	18	17
6.241% due 07/20/2034 «~	65	60
6.247% due 08/25/2034 ~	357	321
6.250% due 09/25/2036	728	313
6.250% due 02/25/2038	841	391
7.873% due 02/20/2036 «•	33	28
7.884% due 02/20/2036 •	1,734	1,444
7.940% due 02/20/2036 •	8	7
Countrywide Home Loan Reperforming REMIC Trust
4.729% due 01/25/2034 ~	195	165
5.800% due 06/25/2035 •	603	568
6.500% due 11/25/2034	159	149
7.500% due 11/25/2034 «	60	60
7.500% due 06/25/2035	207	205
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •	6,495	6,054
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	1	1
5.500% due 09/25/2035	1,964	1,350
6.056% due 03/25/2032 ~	130	121
6.610% due 09/25/2034 •	309	467
7.500% due 05/25/2032	30	31
7.500% due 12/25/2032 «	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.492% due 05/25/2034 ~	350	340
5.500% due 10/25/2035	447	195
5.736% due 10/25/2033 «~	28	25
6.000% due 11/25/2035	12	9
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 02/25/2056 (g)	64	63
0.000% due 07/25/2057 (g)	117	114
0.000% due 01/25/2058 (g)	106	103
0.000% due 04/25/2058 (a)	7	7
2.257% due 08/15/2037	11,983	11,341
2.500% due 07/25/2057 ~	168,298	149,386
2.750% due 07/25/2057 ~	1,306	1,246
3.000% due 11/25/2056 ~	29,619	24,579
3.068% due 02/25/2056 ~	366,030	284,331
3.154% due 07/25/2057 ~	166,496	101,371
3.431% due 11/10/2032	2,200	1,868
3.500% due 04/26/2038 ~	138	133
3.611% due 01/25/2058 ~	98,412	79,462
4.373% due 06/25/2048 ~	339,292	289,821
4.387% due 07/27/2037 ~	6,505	6,141
4.535% due 04/28/2037 ~	2,820	2,576
4.786% due 04/25/2058 ~	175,847	159,967
5.837% due 04/25/2037 ~	15,883	3,823
5.863% due 02/25/2037 ~	2,602	560
6.000% due 07/25/2036	784	364
6.000% due 04/25/2037	832	277
6.079% due 04/25/2037 þ	906	244
6.194% due 07/15/2032 •	379	370
6.717% due 06/01/2050 ~	318,366	319,351
6.843% due 07/15/2038 •	4,800	4,371
7.000% due 08/25/2037 ~	4,566	2,236
7.043% due 10/15/2037 •	6,800	6,637
Credit Suisse Mortgage Capital Trust 2.803% due 07/25/2057 ~	9,750	7,314
Cross Mortgage Trust 6.615% due 03/25/2068 þ	8,014	8,074

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •		39,401	38,494
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	5,398
3.903% due 03/15/2052		2,102	2,048
DBCG Mortgage Trust 8.500% due 06/15/2034 •		1,204	1,204
DBGS Mortgage Trust
6.221% due 06/15/2033 •		22,950	21,339
6.838% due 10/15/2036 •		4,080	3,957
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035		513	418
5.660% due 08/25/2037 •		1,168	943
5.700% due 08/25/2036 •		1,618	1,454
5.940% due 01/25/2047 •		3,194	2,636
6.120% due 02/25/2036 •		5,638	5,452
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.560% due 10/25/2036 «•		5	4
6.005% due 10/25/2036 ~		299	247
6.369% due 10/25/2036 þ		390	321
6.386% due 10/25/2036 þ		390	321
6.800% due 07/25/2036 þ		438	360
Deutsche Mortgage & Asset Receiving Corp. 4.587% due 11/27/2036 •		640	636
DOLP Trust 2.956% due 05/10/2041		56,700	47,310
Downey Savings & Loan Association Mortgage Loan Trust
5.633% due 04/19/2047 •		547	559
6.146% due 07/19/2044 ~		8	7
6.273% due 09/19/2044 •		30	26
DROP Mortgage Trust 6.593% due 10/15/2043 •		13,700	13,071
EMF-NL Prime BV 4.688% due 04/17/2041 •	EUR	1,457	1,523
Extended Stay America Trust 6.523% due 07/15/2038 •		$121,100	120,725
Fannie Mae
5.700% due 04/25/2037 •		287	283
5.750% due 03/25/2036 •		66	66
5.800% due 12/25/2036 •		156	154
5.800% due 04/25/2043 •		95	93
5.850% due 07/25/2034 •		253	252
5.850% due 10/25/2036 •		178	177
5.850% due 04/25/2037 •		196	193
5.850% due 03/25/2040 •		76	75
5.890% due 06/25/2036 •		132	131
5.900% due 08/25/2037 •		223	222
6.050% due 06/25/2030 •		67	67
6.200% due 04/25/2031 •		78	78
6.200% due 02/25/2033 •		124	124
6.270% due 02/25/2038 •		67	68
6.350% due 04/25/2032 •		238	240
6.350% due 11/25/2033 •		283	286
First Horizon Alternative Mortgage Securities Trust
4.783% due 08/25/2035 ~		612	513
5.261% due 03/25/2035 ~		17	10
5.500% due 05/25/2035 ~		1,066	671
5.830% due 02/25/2037 «•		16	4
6.020% due 08/25/2034 «~		49	48
6.250% due 08/25/2037		403	158
First Horizon Mortgage Pass-Through Trust
3.514% due 10/25/2036 «~		337	241
4.844% due 11/25/2037 ~		939	393
4.926% due 10/25/2035 ~		1,236	1,114
5.141% due 01/25/2037 ~		14	7
5.304% due 11/25/2035 «~		366	301
5.730% due 02/25/2035 «•		5	4
5.968% due 09/25/2035 ~		732	682
6.231% due 08/25/2035 ~		411	283
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031 «		42	39
Formentera Issuer PLC 6.033% due 07/28/2047 •	GBP	2,229	2,820
Freddie Mac
2.000% due 06/15/2052 (a)		$336,622	43,080
5.698% due 05/15/2036 •		223	220
5.698% due 04/15/2037 •		153	148
5.798% due 07/15/2036 •		151	150
5.798% due 01/15/2043 •		177	173
6.038% due 10/15/2037 •		257	256
6.078% due 10/15/2037 •		357	356
GCAT Trust 3.000% due 04/25/2052 ~		81,677	67,677
Ginnie Mae
5.787% due 11/20/2068 •		645	643
5.833% due 01/20/2072 •		53,987	52,904

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.853% due 11/20/2037 •		114	110
6.133% due 01/20/2073 •		12,299	12,275
6.203% due 02/20/2073 •		56,378	56,468
6.213% due 02/20/2073 •		8,373	8,389
6.233% due 01/20/2073 •		78,882	79,114
6.303% due 08/20/2073 •		16,659	16,766
6.433% due 06/20/2073 •		90,923	92,274
6.433% due 11/20/2073 •		6,109	6,206
GMAC Mortgage Corp. Loan Trust
3.874% due 05/25/2035 «~		455	365
5.225% due 04/19/2036 ~		1,179	1,073
Great Hall Mortgages PLC
3.845% due 03/18/2039 •	EUR	48	51
5.483% due 03/18/2039 •	GBP	1,400	1,763
5.493% due 06/18/2039 •		1,192	1,500
5.763% due 06/18/2039 •		$1,836	1,829
GreenPoint Mortgage Funding Trust
5.860% due 10/25/2046 •		266	239
5.900% due 06/25/2045 •		138	123
6.000% due 04/25/2036 •		87	83
6.000% due 11/25/2045 •		124	108
6.140% due 10/25/2046 •		677	492
GS Mortgage Securities Corp. 5.366% due 05/03/2032		3,900	3,832
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		16,028	12,397
6.526% due 07/15/2031 •		5,525	4,580
6.576% due 07/15/2035 •		5,590	4,211
6.626% due 11/15/2032 •		2,850	2,837
8.729% due 08/15/2039 •		26,700	26,760
GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	8,947
3.621% due 10/10/2035		17,200	16,436
3.659% due 01/10/2043 ~		1,550	1,364
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		48,891	38,900
2.500% due 09/25/2052 ~		26,578	21,088
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		57,838	46,036
2.500% due 04/25/2052 ~		38,252	30,470
2.500% due 07/25/2059 ~		85,456	78,452
3.000% due 08/26/2052 ~		171,239	141,781
3.000% due 09/25/2052 ~		67,392	55,841
3.000% due 12/25/2052 ~		109,341	90,599
3.750% due 07/25/2061 ~		7,181	6,804
5.000% due 01/25/2052 •		8,359	7,754
GSC Capital Corp. Mortgage Trust 5.820% due 05/25/2036 •		78	73
GSMPS Mortgage Loan Trust
5.810% due 09/25/2035 •		2,908	2,448
7.500% due 06/25/2043		1,648	1,570
GSR Mortgage Loan Trust
4.266% due 03/25/2037 ~		2,275	1,188
4.334% due 04/25/2035 «~		67	59
4.373% due 04/25/2036 ~		30	19
4.375% due 11/25/2035 ~		3,575	3,053
4.514% due 05/25/2035 ~		8	7
4.619% due 01/25/2036 ~		36	33
4.786% due 05/25/2035 «~		333	284
4.968% due 11/25/2035 ~		1,507	777
5.000% due 05/25/2037 «		1	2
5.055% due 11/25/2035 «~		2	2
5.110% due 06/25/2034 «~		87	79
5.435% due 07/25/2035 ~		6	5
5.500% due 06/25/2035		780	766
5.546% due 09/25/2035 «~		10	8
5.760% due 07/25/2035 «•		35	30
5.810% due 01/25/2034 «•		4	4
6.000% due 03/25/2032 «		3	3
6.000% due 11/25/2035		8,136	2,969
6.000% due 02/25/2036		2,483	1,091
6.000% due 01/25/2037 «		484	285
6.000% due 03/25/2037		14	7
6.000% due 07/25/2037 «		133	83
6.250% due 09/25/2036 «		213	196
6.304% due 04/25/2035 «~		221	209
6.500% due 09/25/2036		2,084	1,002
6.750% due 03/25/2033 «•		2	2
6.940% due 04/25/2032 «•		34	27
HarborView Mortgage Loan Trust
4.231% due 06/19/2036 ~		1,902	787
4.640% due 06/19/2036 ~		3,426	1,657
5.048% due 06/19/2045 •		9,059	4,086
5.111% due 07/19/2035 ~		161	117
5.713% due 03/19/2037 •		16,179	14,273
5.853% due 09/19/2046 •		1,392	1,189

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.893% due 05/19/2035 •	4,636	4,310
5.933% due 06/19/2035 •	472	445
6.002% due 04/19/2034 «~	7	6
6.013% due 06/19/2034 «•	187	160
6.035% due 08/19/2036 «~	55	52
6.053% due 04/19/2034 «•	107	94
6.093% due 01/19/2035 •	665	530
6.153% due 01/19/2035 •	791	711
6.173% due 01/19/2035 «•	30	25
6.253% due 11/19/2034 «•	74	55
6.575% due 12/19/2035 ~	187	175
7.460% due 10/25/2037 •	590	523
Hawaii Hotel Trust 6.776% due 05/15/2038 •	1,620	1,617
Hilton USA Trust 2.828% due 11/05/2035	33,800	29,485
HomeBanc Mortgage Trust
5.980% due 01/25/2036 •	281	264
6.200% due 12/25/2034 •	562	521
6.320% due 08/25/2029 •	282	269
HPLY Trust 6.442% due 11/15/2036 •	227	226
HSI Asset Securitization Corp. Trust 5.900% due 11/25/2035 •	8,300	7,488
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	5,132	4,758
Impac CMB Trust
5.300% due 09/25/2034 «þ	86	91
6.200% due 11/25/2034 «•	204	194
6.220% due 10/25/2033 «•	1	1
6.240% due 10/25/2034 •	70	69
Impac Secured Assets Trust 5.671% due 07/25/2035 «~	300	259
IndyMac Adjustable Rate Mortgage Trust
5.545% due 01/25/2032 «~	66	60
5.686% due 01/25/2032 «~	27	25
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	886	386
IndyMac INDA Mortgage Loan Trust
3.696% due 08/25/2036 ~	663	506
5.626% due 01/25/2036 ~	1,718	1,571
6.060% due 11/25/2035 •	294	170
IndyMac INDX Mortgage Loan Trust
3.215% due 06/25/2037 ~	4,421	2,516
3.247% due 01/25/2036 «~	88	74
3.258% due 02/25/2035 «~	226	187
3.285% due 06/25/2037 ~	1,098	843
3.553% due 07/25/2037 ~	919	563
3.615% due 01/25/2035 «~	29	25
3.652% due 04/25/2037 ~	5,114	4,258
3.678% due 01/25/2036 ~	1,929	1,661
3.705% due 10/25/2035 ~	245	192
3.750% due 04/25/2037 ~	3,377	2,960
3.804% due 08/25/2035 ~	463	332
3.852% due 12/25/2035 ~	1,616	1,331
3.869% due 05/25/2036 ~	1,563	1,282
3.946% due 03/25/2036 ~	1,273	864
3.979% due 09/25/2035 ~	5,389	4,268
4.639% due 08/25/2035 ~	16	14
4.767% due 12/25/2034 ~	36	32
5.149% due 10/25/2034 ~	1,008	946
5.760% due 06/25/2037 •	699	244
5.820% due 02/25/2037 •	9,323	9,066
5.860% due 11/25/2046 •	271	243
5.880% due 05/25/2046 •	48	41
5.920% due 04/25/2035 •	44	39
5.940% due 07/25/2035 •	685	616
6.100% due 07/25/2045 •	26	20
6.240% due 05/25/2034 «•	1	1
6.260% due 11/25/2034 •	19	17
6.280% due 11/25/2034 •	531	449
InTown Mortgage Trust 7.818% due 08/15/2039 •	3,700	3,713
JP Morgan Alternative Loan Trust
4.600% due 12/25/2036 ~	678	733
4.600% due 12/25/2036 «~	183	168
4.882% due 05/25/2037 ~	2,166	1,864
5.740% due 03/25/2037 •	695	728
5.843% due 05/26/2037 ~	13,179	9,927
6.550% due 05/25/2036 «þ	13	12
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	8,599	7,300
3.474% due 12/15/2049 ~	2,463	2,401
3.648% due 12/15/2049 ~	8,606	8,137
4.046% due 06/10/2042 ~	17,100	15,301
5.925% due 04/15/2037 •	10,349	9,886

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.558% due 11/15/2038 •		2,231	2,219
6.826% due 12/15/2031 •		1,029	929
7.235% due 10/05/2040		7,500	7,893
JP Morgan Mortgage Trust
2.500% due 11/25/2051 ~		2,677	2,131
2.500% due 12/25/2051 ~		1,545	1,231
2.500% due 02/25/2052 ~		8,339	6,638
3.000% due 01/25/2052 ~		4,870	4,041
3.000% due 03/25/2052 ~		76,644	63,603
3.500% due 10/25/2046 ~		759	672
3.500% due 10/25/2048 ~		286	250
3.500% due 09/25/2052 ~		8,038	6,932
4.150% due 07/27/2037 ~		3,687	3,321
4.296% due 10/25/2036 «~		433	294
4.296% due 10/25/2036 ~		585	416
4.522% due 05/25/2036 ~		1,028	812
4.536% due 04/25/2037 «~		142	109
4.625% due 07/25/2063 ~		5,398	5,156
4.660% due 10/25/2036 ~		33	19
4.782% due 10/25/2035 «~		242	179
4.946% due 08/25/2035 ~		416	336
4.962% due 08/25/2035 ~		452	438
4.987% due 11/25/2035 ~		776	617
5.000% due 08/25/2051 ~		9,760	9,289
5.000% due 12/25/2051 ~		10,662	10,147
5.000% due 04/25/2052 ~		18,385	17,742
5.000% due 05/25/2052 •		21,793	20,187
5.006% due 09/25/2035 «~		45	40
5.021% due 11/25/2035 ~		456	363
5.093% due 08/25/2036 ~		190	146
5.093% due 08/25/2036 «~		694	523
5.095% due 12/25/2037 «~		49	35
5.112% due 04/25/2036 ~		1,984	1,694
5.156% due 02/25/2036 ~		5,242	3,643
5.184% due 10/25/2035 ~		3,772	3,410
5.234% due 10/25/2036 «~		13	10
5.234% due 10/25/2036 ~		7,117	5,436
5.240% due 10/25/2035 ~		612	470
5.250% due 11/25/2063 ~		906	889
5.266% due 07/25/2035 ~		1,387	1,288
5.301% due 10/25/2035 «~		18	16
5.301% due 10/25/2035 ~		2,362	2,248
5.338% due 07/25/2035 «~		229	207
5.480% due 04/25/2035 «~		3	3
5.500% due 07/25/2036 «		379	171
5.514% due 07/25/2035 «~		28	26
5.549% due 04/25/2036 ~		1,098	917
5.562% due 02/25/2034 «~		90	82
5.571% due 11/25/2033 «~		4	3
5.601% due 07/25/2035 ~		411	386
5.750% due 01/25/2036		16	7
5.755% due 02/25/2036 «~		28	18
5.770% due 07/25/2035 «~		4	4
5.856% due 08/25/2035 ~		297	275
5.963% due 06/25/2035 «~		130	100
6.070% due 06/25/2035 «~		267	260
6.408% due 07/25/2035 «~		25	24
6.500% due 07/25/2036		2,740	958
6.500% due 08/25/2036		364	116
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	7,956
3.057% due 11/13/2052		7,900	6,680
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	4,958
2.250% due 02/22/2045		9,470	7,063
6.153% due 02/22/2045 •		47,966	60,098
7.353% due 02/22/2045 •		29,232	35,844
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,805
Lanebrook Mortgage Transaction PLC 6.334% due 06/12/2057 •	GBP	333	421
Lavender Trust 6.250% due 10/26/2036		$3,662	1,673
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		374,144	2,620
0.000% due 07/25/2057 (g)		270	258
0.000% due 07/25/2057 ~		88,214	79,524
0.000% due 01/25/2058 ~		32	32
2.999% due 12/25/2056 ~		374,144	288,589
4.000% due 02/25/2058 ~		17,137	16,799
4.195% due 01/25/2058 ~		23,987	21,366
4.250% due 02/25/2058 ~		15,577	14,946
4.326% due 02/25/2058 ~		15,577	10,381
4.500% due 02/25/2058 ~		15,577	13,998
4.541% due 12/26/2057 ~		276,888	240,692

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Lehman Mortgage Trust
4.505% due 12/25/2035 ~	3,323	566
5.096% due 01/25/2036 ~	810	737
5.500% due 01/25/2036	533	248
5.750% due 06/25/2037 «•	195	164
5.772% due 04/25/2036 ~	508	317
5.780% due 08/25/2036 •	2,936	1,993
6.000% due 07/25/2036	3,667	1,796
Lehman XS Trust
5.840% due 11/25/2046 •	139	117
5.860% due 08/25/2046 •	4,542	4,163
Luminent Mortgage Trust
5.780% due 11/25/2036 «•	121	101
5.820% due 12/25/2036 •	1,131	1,022
5.860% due 02/25/2046 •	37	27
6.180% due 04/25/2036 •	5,250	4,295
MAD Mortgage Trust 3.294% due 08/15/2034 ~	1,250	1,162
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	42,632
MASTR Adjustable Rate Mortgages Trust
3.272% due 07/25/2035 ~	273	231
4.343% due 03/25/2035 «~	138	120
4.534% due 12/25/2033 «~	10	10
4.570% due 12/25/2034 ~	810	754
5.294% due 12/25/2033 «~	5	4
5.670% due 04/25/2046 •	1,961	1,666
5.730% due 05/25/2034 «~	38	35
5.915% due 10/25/2034 ~	519	492
5.940% due 05/25/2037 •	633	256
6.060% due 05/25/2047 «•	3	3
6.750% due 10/25/2032 «~	68	63
MASTR Alternative Loan Trust 5.860% due 03/25/2036 •	6,806	711
MASTR Asset Securitization Trust 6.000% due 06/25/2036 «	175	96
MASTR Reperforming Loan Trust
5.820% due 07/25/2035 •	1,938	976
7.000% due 08/25/2034	1,341	930
7.000% due 05/25/2035	353	237
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	956	907
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143% due 11/15/2031 •	387	363
6.183% due 09/15/2030 «•	74	71
6.323% due 11/15/2031 «•	8	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.009% due 10/20/2029 •	376	377
6.303% due 08/15/2032 •	17	16
Merrill Lynch Alternative Note Asset Trust
4.778% due 06/25/2037 ~	680	329
5.680% due 03/25/2037 •	713	173
6.000% due 03/25/2037	1,040	91
6.060% due 03/25/2037 •	1,887	456
Merrill Lynch Mortgage Investors Trust
4.902% due 09/25/2035 ~	3,324	2,591
5.226% due 06/25/2035 ~	1,661	1,543
5.495% due 06/25/2037 ~	271	242
5.501% due 08/25/2034 «~	188	169
5.531% due 11/25/2035 •	898	852
5.637% due 05/25/2033 ~	728	692
5.759% due 02/25/2034 ~	2	2
5.783% due 02/25/2035 ~	1,439	1,350
5.801% due 05/25/2036 «~	126	117
5.847% due 12/25/2034 «~	7	6
5.874% due 07/25/2035 ~	122	107
5.925% due 12/25/2035 «~	225	200
5.960% due 11/25/2035 •	5	5
6.080% due 10/25/2028 «•	10	9
6.120% due 06/25/2028 •	146	132
6.120% due 09/25/2029 «•	3	3
6.120% due 11/25/2029 •	58	52
6.174% due 04/25/2029 «•	113	103
6.200% due 03/25/2028 «•	5	4
6.208% due 02/25/2033 ~	5	4
6.240% due 03/25/2028 «•	2	2
6.341% due 10/25/2028 «•	12	12
6.394% due 11/25/2029 «•	32	29
6.970% due 05/25/2033 «~	4	3
7.254% due 12/25/2032 «•	58	54
7.288% due 09/25/2035 ~	795	739
MFA Trust 5.750% due 11/25/2067 þ	29,236	29,047
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	9,229	9,012

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		17,000	13,824
3.920% due 04/15/2055 ~		45,800	41,158
4.071% due 03/15/2052		3,635	3,418
6.613% due 12/15/2038 •		39,210	37,166
Morgan Stanley Mortgage Loan Trust
2.894% due 06/25/2037 ~		2,446	1,264
3.370% due 11/25/2037 ~		6,375	4,332
3.583% due 07/25/2035 ~		132	113
4.662% due 06/25/2036 ~		8,149	5,888
4.801% due 09/25/2035 ~		1,358	425
5.500% due 07/25/2035 ~		2,891	2,341
5.720% due 03/25/2036 •		536	353
5.740% due 01/25/2036 •		5,809	3,156
5.750% due 12/25/2035 «•		15	10
5.770% due 01/25/2035 «•		2	2
5.780% due 01/25/2035 •		994	910
6.000% due 02/25/2036 «		102	92
6.000% due 10/25/2037		1,333	690
6.201% due 02/25/2047 þ		1,180	408
6.965% due 06/25/2036 «~		63	59
MortgageIT Mortgage Loan Trust
5.920% due 04/25/2036 •		2,660	2,433
5.960% due 09/25/2037 •		4,478	3,306
6.240% due 02/25/2035 «•		100	95
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034		368	326
Natixis Commercial Mortgage Securities Trust 7.152% due 03/15/2035 •		4,275	4,274
New Orleans Hotel Trust 6.365% due 04/15/2032 •		2,790	2,742
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		37,277	30,887
6.864% due 10/25/2063 þ		20,054	20,300
New York Mortgage Trust 4.965% due 05/25/2036 ~		2,133	1,789
Newgate Funding PLC
4.319% due 12/15/2050 •	EUR	35,995	38,118
5.512% due 12/01/2050 •	GBP	358	442
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.769% due 10/25/2035 ~		$34	28
6.320% due 03/25/2047 þ		465	437
6.460% due 05/25/2035 •		1,594	1,216
7.000% due 02/19/2030 ~		365	352
7.324% due 02/25/2036 «~		109	85
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •		114,370	110,044
OBX Trust
2.500% due 10/25/2051 ~		62,045	49,385
3.000% due 01/25/2052 ~		106,591	88,454
3.000% due 02/25/2052 ~		16,898	13,981
3.601% due 04/25/2053 ~		7,071	6,794
6.113% due 03/25/2063 þ		2,029	2,031
6.120% due 11/25/2062 ~		17,642	17,646
6.520% due 07/25/2063 þ		7,697	7,732
7.045% due 09/25/2063 þ		8,780	8,936
Prime Mortgage Trust 5.860% due 02/25/2034 •		315	293
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	25,445
4.764% due 10/29/2054 •		70,353	74,908
5.214% due 10/29/2054 •		20,861	22,077
5.514% due 10/29/2054 •		15,172	15,925
6.494% due 10/29/2054 •		11,379	11,921
8.364% due 10/29/2054 •		9,482	9,913
RBSGC Mortgage Pass-Through Loan Trust
5.750% due 04/25/2035		$6,217	5,203
5.840% due 12/25/2034 •		13,178	11,701
RBSSP Resecuritization Trust
3.790% due 09/27/2037 •		9,301	7,579
4.000% due 10/26/2037		6,426	4,451
5.679% due 08/27/2037 •		474	461
5.680% due 10/27/2036 •		1,060	969
5.769% due 02/27/2037 •		1,272	1,168
Regal Trust 1.723% due 09/29/2031 «•		7	7
Residential Accredit Loans, Inc. Trust
0.000% due 02/25/2036 ~		675	557
4.233% due 08/25/2035 ~		1,255	476
4.575% due 04/25/2035 «~		14	13
5.250% due 06/25/2049 «		23	24
5.740% due 01/25/2037 •		213	266
5.760% due 08/25/2035 •		186	136
5.760% due 02/25/2037 •		1,306	1,154
5.790% due 03/25/2037 •		975	208

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.820% due 05/25/2036 •		5,741	5,040
5.820% due 09/25/2036 •		1,091	986
5.830% due 12/25/2036 «•		14	12
5.840% due 07/25/2036 •		1,503	1,339
5.840% due 08/25/2036 •		1,831	1,792
5.840% due 09/25/2036 •		23	21
5.860% due 11/25/2036 •		660	457
5.880% due 06/25/2037 •		792	689
6.000% due 08/25/2036		818	656
6.000% due 09/25/2036		1,476	1,130
6.000% due 11/25/2036		879	666
6.000% due 01/25/2037		5	4
6.000% due 02/25/2046 •		836	444
6.250% due 03/25/2037		774	579
6.500% due 07/25/2037		256	201
6.500% due 09/25/2037		895	706
6.513% due 09/25/2045 •		136	114
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		75	74
Residential Asset Securitization Trust
5.500% due 08/25/2034		43	41
5.750% due 02/25/2036		520	184
6.000% due 04/25/2037		196	102
6.000% due 05/25/2037		112	58
6.000% due 07/25/2037		1,087	402
6.250% due 08/25/2036 «		67	37
6.250% due 11/25/2036		1,774	638
6.250% due 09/25/2037		1,932	773
6.500% due 08/25/2036		1,312	377
6.500% due 09/25/2036		1,095	381
Residential Funding Mortgage Securities, Inc. Trust
4.963% due 02/25/2037 ~		1,508	992
5.107% due 02/25/2036 ~		911	794
5.382% due 07/27/2037 ~		3,573	2,625
5.500% due 12/25/2034		130	118
6.000% due 06/25/2036 «		486	342
6.000% due 07/25/2036		481	398
6.000% due 10/25/2036		4,504	3,380
6.000% due 06/25/2037 «		223	159
6.500% due 03/25/2032 «		52	49
RESIMAC Premier 6.094% due 02/03/2053 •		1,726	1,723
Resloc U.K. PLC 5.572% due 12/15/2043 •	GBP	1,486	1,760
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	3,548
0.010% due 08/20/2056 «		8,063	9,882
0.070% due 08/28/2056 (a)		714	1
6.134% due 08/28/2056 •		25,858	32,655
7.534% due 08/28/2056 •		3,754	4,733
8.234% due 08/28/2056 •		2,190	2,769
8.484% due 08/28/2056 •		5,255	6,629
9.534% due 08/28/2056 •		3,003	3,773
RMAC Securities PLC
3.893% due 06/12/2044 •	EUR	1,158	1,208
5.503% due 06/12/2044 •	GBP	16,161	19,907
Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	789	845
1.000% due 06/28/2058 ~		19,957	16,127
4.000% due 06/28/2058 ~		54,756	28,180
4.786% due 06/28/2058 •		452,032	485,903
4.886% due 06/28/2058 •		34,142	36,555
5.086% due 06/28/2058 •		28,988	30,802
5.886% due 06/28/2058 •		24,158	25,553
6.886% due 06/28/2058 •		14,495	15,200
7.386% due 06/28/2058 •		7,730	7,871
Sequoia Mortgage Trust
3.914% due 09/20/2046 ~		$1,379	921
4.898% due 01/20/2047 ~		710	491
5.291% due 01/20/2047 ~		972	714
5.853% due 07/20/2036 •		13	11
5.873% due 06/20/2036 •		370	339
6.113% due 06/20/2033 «•		1	1
6.153% due 07/20/2033 •		38	36
6.213% due 10/20/2027 «•		10	9
6.228% due 05/20/2034 «•		54	53
6.248% due 05/20/2034 •		125	116
6.253% due 10/20/2027 «•		89	83
6.332% due 09/20/2033 «•		65	62
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •		34,140	32,366
SREIT Trust 6.143% due 10/15/2038 •		200	197
Starwood Mortgage Trust 6.301% due 11/15/2036 •		17,500	17,290

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.133% due 04/25/2036 ~		1,734	896
4.172% due 11/25/2035 «~		82	70
4.271% due 01/25/2035 ~		73	71
4.825% due 08/25/2035 ~		18	15
4.890% due 02/25/2036 ~		896	646
4.900% due 05/25/2036 ~		1,356	1,153
5.160% due 09/25/2035 ~		288	249
5.206% due 03/25/2036 ~		270	205
5.259% due 12/25/2035 ~		560	321
5.269% due 02/25/2036 ~		1,491	770
5.312% due 12/25/2035 ~		1,033	737
5.527% due 11/25/2036 ~		1,606	1,284
5.760% due 09/25/2034 •		787	688
5.760% due 08/25/2036 •		2,180	1,702
5.847% due 09/25/2034 «~		2	2
6.553% due 01/25/2035 •		88	78
6.860% due 12/25/2034 ~		8	8
7.254% due 10/25/2037 •		379	335
7.282% due 02/25/2034 ~		210	199
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		6	6
5.720% due 03/25/2037 •		954	362
5.800% due 03/25/2037 •		159	35
5.840% due 06/25/2036 •		330	318
5.840% due 07/25/2046 •		385	290
5.880% due 04/25/2036 •		177	153
5.880% due 05/25/2036 •		44	29
5.900% due 05/25/2046 •		7,306	2,489
5.920% due 02/25/2036 •		58	49
5.953% due 07/19/2035 •		1,301	1,202
6.080% due 12/25/2035 •		1,204	941
6.113% due 09/19/2032 •		301	286
6.153% due 01/19/2034 «•		85	77
6.293% due 10/19/2033 •		212	190
6.310% due 05/25/2047 •		6,862	5,317
6.538% due 02/25/2036 •		3,659	3,020
6.553% due 12/25/2035 •		919	717
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,238	1,276
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.897% due 04/15/2027 «~		6	6
4.885% due 06/25/2034 «þ		44	41
5.829% due 01/25/2034 ~		465	445
6.923% due 11/25/2033 «~		27	26
7.699% due 03/25/2033 «~		266	248
7.777% due 07/25/2033 «~		7	7
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,310	712
SunTrust Adjustable Rate Mortgage Loan Trust
4.930% due 10/25/2037 «~		382	285
5.607% due 02/25/2037 ~		138	114
5.940% due 04/25/2037 ~		164	93
6.603% due 01/25/2037 ~		1,133	758
SunTrust Alternative Loan Trust
5.750% due 12/25/2035 •		1,019	848
5.750% due 12/25/2035		669	570
6.000% due 04/25/2036 «		347	124
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		467	113
6.470% due 09/25/2036 þ		5,583	152
6.500% due 07/25/2036		4,582	1,037
6.515% due 07/25/2037 þ		743	275
Thornburg Mortgage Securities Trust
4.046% due 09/25/2037 ~		481	472
5.404% due 10/25/2046 •		20,718	19,017
5.628% due 09/25/2047 ~		16,270	12,240
5.797% due 10/25/2043 «~		136	119
5.865% due 07/25/2036 •		18,817	14,885
6.160% due 12/25/2033 •		129	122
7.017% due 06/25/2047 •		12,850	11,407
7.067% due 03/25/2037 •		6,310	4,592
Towd Point Mortgage Funding 6.583% due 07/20/2045 •	GBP	7,942	10,047
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$965	903
2.900% due 10/25/2059 ~		7,758	7,260
4.488% due 02/25/2055 ~		7,648	7,263
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	29,400	37,263
TTAN 6.293% due 03/15/2038 •		$698	692
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,639
4.296% due 08/15/2051		5,975	5,658
4.313% due 05/15/2051		10,000	9,557

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

4.334% due 10/15/2051		17,486	16,540
UWM Mortgage Trust
2.500% due 11/25/2051 ~		197,060	157,443
2.500% due 12/25/2051 ~		83,205	66,124
3.000% due 01/25/2052 ~		59,988	49,706
5.000% due 11/25/2051 •		1,998	1,855
VASA Trust 6.343% due 07/15/2039 •		7,550	6,996
Verus Securitization Trust
4.260% due 02/25/2067 þ		881	825
5.811% due 05/25/2068 þ		773	770
5.850% due 12/25/2067 þ		8,580	8,528
5.999% due 02/25/2068 þ		4,312	4,292
6.193% due 03/25/2068 þ		4,377	4,379
6.443% due 08/25/2068 þ		6,898	6,906
6.665% due 09/25/2068 þ		11,956	12,058
7.070% due 10/25/2068 þ		10,583	10,767
Visio Trust 6.598% due 10/25/2058 þ		5,258	5,271
Wachovia Mortgage Loan Trust LLC
3.892% due 08/20/2035 ~		412	370
6.322% due 10/20/2035 ~		97	91
WaMu Mortgage Pass-Through Certificates Trust
3.847% due 04/25/2037 ~		1,295	1,103
3.906% due 03/25/2036 ~		7,455	6,410
4.003% due 11/25/2036 «~		11	9
4.062% due 12/25/2036 ~		4,589	3,884
4.094% due 05/25/2037 ~		615	508
4.171% due 02/25/2037 ~		252	207
4.209% due 12/25/2036 ~		3,872	3,352
4.226% due 02/25/2037 ~		3,108	2,724
4.246% due 08/25/2036 ~		510	444
4.256% due 12/25/2036 ~		32	28
4.262% due 12/25/2046 •		3,964	3,372
4.335% due 02/25/2037 ~		6,450	5,507
4.404% due 02/25/2037 ~		2,458	2,071
4.408% due 04/25/2037 ~		394	347
4.413% due 05/25/2037 ~		37	29
4.422% due 09/25/2036 ~		2,237	1,828
4.483% due 08/25/2036 ~		68	60
4.547% due 08/25/2046 ~		3,597	3,124
4.561% due 01/25/2036 ~		2,035	1,945
4.597% due 10/25/2035 ~		249	219
4.641% due 08/25/2036 ~		4,961	4,289
4.669% due 07/25/2037 ~		146	125
4.694% due 04/25/2035 ~		1,288	1,218
4.709% due 12/25/2035 ~		488	430
4.740% due 09/25/2035 «~		152	133
4.740% due 09/25/2035 ~		4,702	4,204
4.824% due 12/25/2035 ~		4,108	3,632
4.923% due 05/25/2046 •		161	133
5.095% due 03/25/2037 ~		7,748	6,878
5.158% due 03/25/2035 ~		450	434
5.406% due 08/25/2034 ~		84	80
5.679% due 09/25/2033 ~		205	189
5.789% due 05/25/2035 ~		6,302	6,067
5.850% due 09/25/2033 «~		12	11
5.913% due 04/25/2047 •		4,687	3,977
5.923% due 05/25/2047 •		6,438	5,106
5.951% due 07/25/2047 •		1,803	1,438
6.000% due 12/25/2045 •		163	158
6.040% due 07/25/2045 •		115	109
6.153% due 08/25/2046 •		54	49
6.200% due 11/25/2034 •		296	276
6.280% due 11/25/2045 «•		130	114
6.280% due 12/25/2045 •		108	94
6.283% due 01/25/2033 ~		42	40
6.440% due 11/25/2034 •		144	131
6.553% due 06/25/2042 •		130	118
6.653% due 10/25/2046 •		4,061	3,605
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	20,553
6.153% due 12/21/2049		82,125	104,225
6.884% due 12/21/2049 •		23,296	29,603
7.384% due 12/21/2049 •		11,648	14,664
7.884% due 12/21/2049 •		6,656	8,353
8.384% due 12/21/2049 •		6,656	8,278
Washington Mutual Mortgage Pass-Through Certificates Trust
4.048% due 09/25/2036 þ		$2,831	757
4.994% due 06/25/2033 ~		703	650
5.068% due 05/25/2033 «~		84	80
5.500% due 04/25/2035 •		3,415	2,757
5.500% due 11/25/2035		330	283
5.500% due 06/25/2037 «		480	432
5.770% due 02/25/2031 «~		1	1
5.780% due 02/25/2037 •		6,736	4,967

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.000% due 04/25/2036		1,039	852
6.123% due 05/25/2046 •		2,059	1,710
6.768% due 07/25/2036 þ		1,129	258
6.949% due 07/25/2036 þ		1,929	441
Wells Fargo Alternative Loan Trust 6.863% due 07/25/2037 ~		427	380
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,230
3.311% due 06/15/2052		8,800	7,928
3.472% due 11/15/2050		10,070	9,445
3.615% due 12/15/2049		5,219	5,111
3.862% due 12/15/2039		41,000	37,256
3.874% due 06/15/2036 ~		500	439
4.023% due 03/15/2052		33,712	31,882
4.442% due 09/15/2061		4,000	3,857
Wells Fargo Mortgage-Backed Securities Trust
6.170% due 04/25/2036 ~		534	496
6.307% due 03/25/2036 «~		26	23
7.153% due 07/25/2034 «~		3	2
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	4,630

Total Non-Agency Mortgage-Backed Securities (Cost $10,051,606)			9,199,836

ASSET-BACKED SECURITIES 13.1%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		28,367	28,382
Aames Mortgage Investment Trust 6.240% due 10/25/2035 •		1,043	1,027
ABFC Trust
5.823% due 12/25/2030 «•		464	444
6.510% due 03/25/2034 •		1,188	1,139
6.555% due 05/25/2032 «•		168	168
ACAS CLO Ltd. 6.479% due 10/18/2028 •		19,702	19,717
Accredited Mortgage Loan Trust 5.508% due 01/25/2035 •		367	348
ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •		8	3
5.680% due 12/25/2036 •		5,207	1,348
5.780% due 08/25/2036 •		4,578	1,066
5.860% due 12/25/2036 •		20,077	5,197
5.900% due 08/25/2036 •		5,882	1,370
6.120% due 11/25/2035 •		1,490	1,536
6.285% due 12/25/2045 •		3,014	2,261
6.390% due 02/25/2036 •		1,097	1,005
6.435% due 11/25/2033 •		1,004	976
6.435% due 12/25/2034 «•		187	166
6.510% due 08/25/2045 •		319	319
ACREC Ltd. 6.596% due 10/16/2036 •		16,597	16,483
Adagio CLO DAC 4.626% due 10/15/2031 •	EUR	4,661	4,968
Aegis Asset-Backed Securities Trust
6.105% due 12/25/2035 •		$2,773	2,527
6.180% due 06/25/2035 •		1,822	1,707
AIMCO CLO 6.599% (TSFR3M + 1.282%) due 04/17/2031 ~		1,855	1,856
Ally Auto Receivables Trust 5.760% due 11/15/2026		14,703	14,711
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		9,242	9,252
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.822% due 05/25/2034 þ		686	638
6.240% due 05/25/2034 •		109	108
6.330% due 07/25/2034 «•		50	48
8.835% due 11/25/2032 •		1,952	1,964
Amortizing Residential Collateral Trust 6.495% due 07/25/2032 «•		3	3
Anchorage Capital CLO Ltd.
6.730% due 07/15/2032 •		7,900	7,907
6.765% due 04/22/2034 •		20,000	20,030
Apidos CLO
6.509% due 07/17/2030 •		33,740	33,784
6.536% due 10/20/2030 •		1,574	1,576
6.596% due 04/20/2031 •		1,606	1,607
Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		128,400	127,862
6.793% due 11/15/2036 •		75,250	75,191
AREIT LLC 7.571% due 06/17/2039 •		34,799	34,941
AREIT Trust
6.523% due 11/17/2038 •		9,884	9,846
6.583% due 01/20/2037 •		12,416	12,323
Ares CLO Ltd.
6.636% due 04/22/2031 •		31,900	31,924

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.640% due 01/15/2032 •		26,128	26,156
Ares European CLO DAC
4.566% due 10/15/2030 •	EUR	11,742	12,576
4.747% due 04/20/2032 •		17,100	18,326
Argent Securities Trust
5.570% due 09/25/2036 •		$3,905	1,186
5.610% due 09/25/2036 •		20,164	6,125
5.760% due 06/25/2036 •		17,474	4,668
5.840% due 03/25/2036 •		5,380	2,900
6.000% due 05/25/2036 •		22,118	5,330
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.100% due 01/25/2036 •		8,221	7,336
6.585% due 11/25/2034 •		1,566	1,544
Armada Euro CLO DAC 4.626% due 07/15/2031 •	EUR	26,179	28,018
Asset-Backed Securities Corp. Home Equity Loan Trust
5.540% due 05/25/2037 •		$146	101
6.220% due 10/25/2034 «•		1	1
6.793% due 04/15/2033 •		553	546
8.668% due 08/15/2032 •		3,636	3,419
Atlas Senior Loan Fund Ltd.
6.666% due 04/22/2031 •		2,128	2,128
6.739% due 01/16/2030 •		5,346	5,356
Avis Budget Rental Car Funding AESOP LLC 5.250% due 04/20/2029		20,700	20,586
Bain Capital Euro CLO DAC 4.637% due 01/20/2032 •	EUR	18,835	20,083
Barings CLO Ltd.
6.536% due 07/20/2029 •		$117	118
6.776% due 10/20/2030 •		2,255	2,258
BDS Ltd.
6.796% due 12/16/2036 •		15,853	15,804
7.142% due 03/19/2039 •		70,608	70,300
7.475% due 08/19/2038 •		1,300	1,307
Bear Stearns Asset-Backed Securities Trust
4.992% due 10/25/2036 ~		576	259
5.021% due 07/25/2036 «~		4	3
5.449% due 12/25/2036 •		2,263	2,868
5.700% due 06/25/2047 •		243	242
6.117% due 06/25/2035 •		7,306	7,180
6.229% due 06/25/2043 «~		184	168
6.260% due 10/27/2032 «•		213	205
6.460% due 11/25/2042 •		61	60
6.510% due 08/25/2037 •		3,791	3,304
6.585% due 02/25/2035 •		1,384	1,379
Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		4,324	4,330
6.609% due 01/17/2032 •		16,339	16,371
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •		27,450	27,545
Black Diamond CLO DAC
4.757% due 01/20/2032	EUR	743	796
4.808% due 05/15/2032 •		7,365	7,893
Blackrock European CLO DAC 4.526% due 10/15/2031 •		20,078	21,448
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •		$20,366	20,398
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031	EUR	496	506
4.626% due 01/15/2031 •		18,360	19,646
4.816% due 01/15/2033 •		10,150	10,826
BMW Vehicle Lease Trust
5.950% due 08/25/2025		$4,191	4,195
5.990% due 09/25/2026		11,100	11,154
BMW Vehicle Owner Trust
5.720% due 04/27/2026		22,780	22,786
5.765% due 04/27/2026 •		22,181	22,193
BNPP AM Euro CLO DAC
4.506% due 04/15/2031 •	EUR	3,099	3,312
4.717% due 07/22/2032 •		17,330	18,531
BPCRE Ltd. 7.732% due 01/16/2037 •		$6,709	6,701
Brightspire Capital Ltd. 6.603% due 08/19/2038 •		6,957	6,884
BSPDF Issuer Ltd. 6.643% due 10/15/2036 •		7,335	7,152
BSPRT Issuer Ltd.
6.763% due 12/15/2038 •		1,375	1,369
7.625% due 07/15/2039 •		76,200	76,477
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	26,167	27,919
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		$38,800	39,142
Carbone CLO Ltd. 6.726% due 01/20/2031 •		5,434	5,439

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Carlyle Euro CLO DAC
4.458% due 08/15/2030 •	EUR	594	636
4.606% due 01/15/2031 •		28,187	30,231
Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		$27,090	27,110
6.549% due 04/17/2031 •		2,672	2,673
6.666% due 04/22/2032 •		1,700	1,702
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031	EUR	23,561	25,117
Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •		$11,084	11,111
6.586% due 04/20/2031 •		20,919	20,937
CarMax Auto Owner Trust 5.720% due 11/16/2026		4,896	4,897
Carrington Mortgage Loan Trust
5.620% due 10/25/2036 •		3,000	2,353
5.710% due 10/25/2036 •		3,515	2,756
5.720% due 02/25/2037 •		32,588	30,105
CarVal CLO Ltd. 6.554% due 07/16/2031 •		9,100	9,108
Catamaran CLO Ltd. 6.686% due 04/22/2030 •		8,818	8,832
CBAM Ltd.
6.836% due 07/20/2030 •		1,694	1,695
6.959% due 07/15/2037 •		39,000	39,080
CDC Mortgage Capital Trust 6.255% due 07/25/2034 «•		334	357
Cent CLO Ltd. 6.556% due 07/27/2030 •		507	507
Chase Funding Trust
6.020% due 02/25/2033 «•		26	25
6.100% due 08/25/2032 •		416	403
6.120% due 11/25/2032 «•		3	2
CIFC Funding Ltd.
6.535% due 10/24/2030 •		28,235	28,275
6.536% due 04/20/2030 •		436	437
6.635% due 04/24/2030 •		923	924
CIT Group Home Equity Loan Trust 6.510% due 09/25/2030 «•		370	359
Citigroup Mortgage Loan Trust
4.250% due 10/25/2037 þ		1,479	1,386
5.630% due 07/25/2045 •		6,505	4,472
5.650% due 05/25/2037 •		8,269	5,402
5.720% due 07/25/2045 •		3,028	2,082
5.730% due 05/25/2037 •		4,128	4,058
5.764% due 01/25/2037 þ		802	319
5.780% due 12/25/2036 •		7,707	4,151
5.960% due 08/25/2036 •		10,556	10,243
6.195% due 09/25/2035 •		2,507	2,472
6.851% due 05/25/2036 þ		2,070	761
Commonbond Student Loan Trust 2.550% due 05/25/2041		1,551	1,455
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		96	97
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		101,141	69,114
6.250% due 11/25/2053		223,616	224,503
6.400% due 11/25/2053		179,510	182,614
6.950% due 11/25/2053		66,300	66,955
7.400% due 11/25/2053		66,300	66,957
9.100% due 11/25/2053		38,710	39,090
9.350% due 11/25/2053		35,920	34,111
Countrywide Asset-Backed Certificates Trust
3.645% due 03/25/2036 •		1,195	1,165
4.146% due 04/25/2035 •		889	869
4.413% due 10/25/2032 ~		581	584
4.795% due 01/25/2037 •		372	369
5.583% due 08/25/2035 ~		17,821	16,590
5.600% due 07/25/2037 •		495	487
5.600% due 08/25/2037 •		9,630	8,643
5.680% due 09/25/2037 •		997	1,021
5.690% due 10/25/2047 •		907	893
5.740% due 02/25/2037 •		6,352	5,908
5.740% due 03/25/2037 •		2,147	2,040
5.820% due 11/25/2047 •		1,314	1,248
5.859% due 10/25/2046 «~		70	105
5.860% due 08/25/2034 •		356	340
5.900% due 09/25/2047 •		10,733	10,385
5.960% due 10/25/2034 •		1,267	1,227
6.045% due 06/25/2036 •		2,460	2,368
6.140% due 12/25/2036 •		313	237
6.150% due 05/25/2036 •		2,085	2,068
6.200% due 12/25/2034 •		1,286	1,264
6.360% due 11/25/2034 •		197	189
6.420% due 02/25/2036 •		5,907	5,705

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •		51,200	51,339
Credit Suisse First Boston Mortgage Securities Corp. 4.413% due 08/25/2032 •		1,298	1,221
Credit-Based Asset Servicing & Securitization LLC
5.559% due 07/25/2037 •		222	142
6.780% due 05/25/2035 þ		700	620
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.281% due 03/25/2037 þ		4,380	1,519
Credit-Based Asset Servicing & Securitization Trust
3.382% due 04/25/2037 •		663	412
5.580% due 11/25/2036 •		78	35
5.760% due 11/25/2036 •		7,565	3,351
Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		19,924	19,941
6.728% due 10/23/2031 •		35,154	35,189
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,295	227
6.220% due 09/25/2036 þ		1,664	469
6.672% due 06/25/2036 þ		1,390	381
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	4,740	5,068
4.556% due 10/15/2031 •		42,901	45,884
4.608% due 08/15/2032 •		2,175	2,331
Delta Funding Home Equity Loan Trust 6.263% due 09/15/2029 «•		$88	82
Denali Capital CLO Ltd. 6.640% due 04/15/2031 •		2,382	2,383
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,100	993
Drive Auto Receivables Trust 5.830% due 12/15/2026		16,367	16,371
Dryden CLO Ltd.
6.569% due 01/17/2032 •		2,978	2,981
6.640% due 07/15/2031 •		14,495	14,516
Dryden Euro CLO DAC
4.566% due 04/15/2033 •	EUR	37,143	39,713
4.688% due 05/15/2034 •		23,010	24,639
Dryden Senior Loan Fund
6.477% due 10/19/2029 •		$2,053	2,055
6.570% due 04/15/2028 •		4,270	4,274
6.610% due 04/15/2029 •		1,632	1,633
Elevation CLO Ltd. 6.535% due 10/25/2030 •		29,239	29,265
EMC Mortgage Loan Trust 6.200% due 05/25/2040 •		11	11
Enterprise Fleet Financing LLC
5.613% due 05/20/2025		3,049	3,050
5.740% due 12/20/2026		15,900	15,949
EquiFirst Mortgage Loan Trust 6.210% due 01/25/2034 «•		9	9
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	26,521	28,230
Fieldstone Mortgage Investment Trust
5.759% due 11/25/2036 •		$7,891	4,629
5.840% due 05/25/2036 •		5,937	4,252
Finance America Mortgage Loan Trust 6.360% due 08/25/2034 «•		184	161
First Franklin Mortgage Loan Trust
5.770% due 10/25/2036 •		6,000	4,647
5.780% due 04/25/2036 •		1,996	1,922
5.940% due 08/25/2036 •		2,271	2,140
5.940% due 10/25/2036 •		3,362	2,181
6.660% due 01/25/2035 •		1,280	1,262
6.885% due 10/25/2034 •		597	592
First Investors Auto Owner Trust 6.440% due 10/16/2028		7,441	7,472
First NLC Trust
2.853% due 05/25/2035 •		966	832
5.600% due 08/25/2037 •		2,358	1,166
5.740% due 08/25/2037 •		2,446	1,210
Flagship Credit Auto Trust 4.030% due 12/15/2026		9,429	9,382
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •		79,711	78,900
Fremont Home Loan Trust
5.520% due 01/25/2037 •		26	12
5.590% due 11/25/2036 •		36,078	12,450
5.610% due 01/25/2037 •		11,610	5,213
5.660% due 08/25/2036 •		343	107
5.780% due 08/25/2036 •		7,029	2,191
5.800% due 02/25/2037 •		41,800	13,546
5.940% due 02/25/2037 •		15,874	5,183
5.960% due 05/25/2036 •		10,146	6,220
6.000% due 04/25/2036 •		2,802	2,533
6.120% due 01/25/2036 •		7,508	7,105

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.390% due 07/25/2034 «•		37	35
6.525% due 06/25/2035 •		3,459	3,311
FS Rialto Issuer LLC 7.233% due 01/19/2039 •		68,700	68,872
Galaxy CLO Ltd.
6.560% due 10/15/2030 •		25,202	25,218
6.608% due 05/16/2031 •		7,922	7,938
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		25,684	25,695
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	90,313	60,815
GE-WMC Mortgage Securities Trust 5.540% due 08/25/2036 «•		$5	2
GLS Auto Receivables Issuer Trust 4.590% due 05/15/2026		439	439
GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		27,748	27,771
5.803% due 09/16/2026 •		11,326	11,332
GMAC Mortgage Corp. Loan Trust 7.000% due 09/25/2037 «~		6	6
GoldenTree Loan Management EUR CLO DAC 4.797% due 01/20/2032 •	EUR	1,818	1,949
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		$35,700	35,776
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •		12,500	12,491
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,814	6,142
4.000% due 04/20/2049		15,403	13,738
GPMT Ltd. 6.696% due 07/16/2035 •		15,243	15,082
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •		95	95
GSAA Home Equity Trust
4.398% due 03/25/2036 ~		4,033	1,688
5.600% due 03/25/2036 •		39	13
5.660% due 03/25/2037 •		508	140
5.700% due 04/25/2047 •		1,164	1,058
5.700% due 05/25/2047 •		2,643	1,464
5.800% due 09/25/2036 •		8,348	1,930
5.820% due 05/25/2036 •		13,453	3,018
5.820% due 07/25/2037 •		422	388
6.060% due 03/25/2037 •		1,801	685
6.060% due 05/25/2047 •		148	87
6.360% due 08/25/2037 •		515	492
GSAMP Trust
5.550% due 01/25/2037 •		2,581	1,524
5.580% due 12/25/2036 •		5,319	2,515
5.640% due 11/25/2035 •		355	29
5.940% due 06/25/2036 •		3,472	1,894
5.940% due 08/25/2036 •		1,401	1,099
6.000% due 04/25/2036 •		3,076	2,021
6.510% due 06/25/2034 •		453	433
6.780% due 12/25/2034 •		896	770
7.110% due 10/25/2034 «•		120	117
7.335% due 03/25/2034 •		1,902	1,551
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		5,700	5,705
Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,276	3,339
4.546% due 10/15/2031 •		26,326	28,066
4.577% due 10/20/2031 •		33,113	35,408
4.666% due 07/15/2031 •		28,892	30,903
4.756% due 01/15/2032 •		11,400	12,181
Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$14,900	14,588
3.890% due 09/25/2028		31,800	30,203
HGI CRE CLO Ltd. 7.033% due 04/20/2037 •		28,425	28,375
Home Equity Asset Trust
6.060% due 11/25/2032 «•		154	135
6.555% due 05/25/2035 •		645	636
Home Equity Loan Trust 5.690% due 04/25/2037 •		3,177	3,000
Home Equity Mortgage Loan Asset-Backed Trust
4.871% due 10/25/2033 «•		75	73
5.580% due 04/25/2037 •		898	617
5.670% due 04/25/2037 •		2,888	1,985
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		6,577	6,580
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •		90	27
HSI Asset Securitization Corp. Trust
5.560% due 10/25/2036 •		136	54
5.680% due 12/25/2036 •		482	124
5.800% due 12/25/2036 •		4,389	1,106

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.240% due 11/25/2035 •		2,073	1,956
Hyundai Auto Receivables Trust
5.770% due 05/15/2026		24,559	24,580
5.813% due 05/15/2026 •		11,788	11,798
ICG U.S. CLO Ltd. 6.666% due 07/22/2031 •		856	857
IMC Home Equity Loan Trust
5.690% due 07/25/2026 «~		3	3
7.520% due 08/20/2028 «		1	1
Jamestown CLO Ltd. 6.690% due 07/14/2031 •		2,227	2,228
JP Morgan Mortgage Acquisition Corp. 3.070% due 10/25/2035 •		1,399	1,359
JP Morgan Mortgage Acquisition Trust
4.456% due 07/25/2036 •		1,838	1,799
5.620% due 08/25/2036 «•		188	79
5.650% due 03/25/2047 •		1,132	1,127
5.680% due 08/25/2036 •		20	14
5.700% due 08/25/2036 •		368	364
5.720% due 03/25/2037 •		1,678	1,643
5.780% due 07/25/2036 •		5,107	1,427
6.337% due 08/25/2036 þ		1,565	921
Jubilee CLO DAC
4.506% due 04/15/2030 •	EUR	6,659	7,142
4.516% due 04/15/2030 •		861	923
4.556% due 04/15/2031 •		31,950	34,123
KKR CLO Ltd.
6.529% due 07/18/2030 •		$10,976	10,992
6.540% due 07/15/2030 •		31,904	31,949
KREF Ltd. 6.789% due 02/17/2039 •		62,200	62,161
Kubota Credit Owner Trust 5.610% due 07/15/2026		1,820	1,820
Laurelin DAC 4.617% due 10/20/2031	EUR	19,134	20,517
LCCM Trust
6.643% due 12/13/2038 •		$15,681	15,365
6.893% due 11/15/2038 •		33,900	33,428
LCM LP 6.586% due 07/20/2030 •		11,188	11,200
LCM Ltd.
6.425% due 07/20/2030 •		5,169	5,170
6.660% due 04/15/2031 •		6,950	6,952
6.666% due 04/20/2031 •		18,750	18,760
Lehman ABS Mortgage Loan Trust
5.550% due 06/25/2037 •		4,577	2,989
5.660% due 06/25/2037 •		2,471	1,616
Lendmark Funding Trust 1.900% due 11/20/2031		750	688
LoanCore Issuer Ltd.
6.743% due 07/15/2036 •		1,461	1,458
6.743% due 11/15/2038 •		52,117	51,856
6.883% due 01/17/2037 •		101,267	101,425
Long Beach Mortgage Loan Trust
5.780% due 12/25/2036 •		17,997	11,998
5.820% due 03/25/2046 •		1,629	1,275
5.980% due 08/25/2045 •		4,241	4,078
6.020% due 10/25/2034 •		11	10
6.510% due 06/25/2035 •		5,182	4,973
6.735% due 02/25/2035 •		2,596	2,533
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036		1,600	1,492
Lument Finance Trust, Inc. 6.613% due 06/15/2039 •		63,641	63,558
M360 Ltd. 6.958% due 11/22/2038 •		24,381	23,913
Madison Park Euro Funding DAC 4.706% due 07/15/2032 •	EUR	14,495	15,428
Madison Park Funding Ltd.
6.340% due 04/15/2029 •		$1,251	1,252
6.586% due 07/21/2030 •		6,955	6,962
6.705% due 04/25/2032 •		11,500	11,519
Magnetite Ltd. 6.479% due 10/15/2031 •		13,741	13,754
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •	EUR	6,199	6,641
Marble Point CLO Ltd.
6.630% due 10/15/2030 •		$18,816	18,834
6.769% due 12/18/2030 •		2,138	2,140
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		415	414
MASTR Asset-Backed Securities Trust
5.560% due 01/25/2037 •		83	24
5.760% due 08/25/2036 •		4,086	1,526
5.940% due 03/25/2036 •		5,133	3,153
5.940% due 10/25/2036 •		4,552	3,961

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

5.971% due 11/25/2035 «þ	107	76
6.210% due 10/25/2035 •	6,683	6,254
6.219% due 02/25/2036 «þ	194	155
6.390% due 06/25/2035 •	2,491	2,541
Merrill Lynch First Franklin Mortgage Loan Trust 5.800% due 04/25/2037 •	2,162	871
Merrill Lynch Mortgage Investors Trust
4.692% due 11/25/2037 •	11,880	4,073
5.680% due 08/25/2037 •	7,280	3,726
5.700% due 02/25/2037 •	868	248
5.760% due 08/25/2037 •	30,488	15,636
5.940% due 08/25/2037 •	1,524	784
5.980% due 03/25/2037 •	24,805	22,376
5.980% due 04/25/2037 •	2,319	1,159
6.100% due 03/25/2037 •	6,652	6,002
6.360% due 02/25/2047 •	13,843	7,961
MF1 LLC
7.489% due 06/19/2037 •	28,200	28,245
7.974% due 09/17/2037 •	27,600	27,692
MF1 Ltd.
6.526% due 10/16/2036 •	43,740	43,549
6.546% due 07/16/2036 •	5,674	5,638
6.689% due 02/19/2037 •	25,234	25,076
7.143% due 11/15/2035 •	24,181	24,174
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •	9,589	9,560
MidOcean Credit CLO
6.616% due 01/29/2030 •	559	560
6.637% due 02/20/2031 •	29,630	29,701
MKS CLO Ltd. 6.586% due 07/20/2030 •	5,561	5,564
MMAF Equipment Finance LLC 5.200% due 09/13/2027	4,400	4,382
Morgan Stanley ABS Capital, Inc. Trust
5.520% due 12/25/2036 •	2,537	1,257
5.520% due 05/25/2037 •	800	701
5.550% due 01/25/2037 •	4,882	2,227
5.560% due 07/25/2036 •	129	47
5.560% due 11/25/2036 •	1,224	698
5.570% due 03/25/2037 •	5,741	2,421
5.600% due 11/25/2036 •	12,366	5,793
5.600% due 05/25/2037 •	3,411	2,542
5.610% due 10/25/2036 •	11,697	6,231
5.610% due 11/25/2036 •	13,539	7,723
5.610% due 12/25/2036 •	1,753	869
5.640% due 03/25/2037 •	22,119	9,329
5.660% due 02/25/2037 •	1,850	872
5.675% due 03/25/2037 •	8,632	3,346
5.690% due 10/25/2036 •	1,399	746
5.690% due 11/25/2036 •	12,185	6,951
5.710% due 12/25/2036 •	7,607	3,770
5.710% due 05/25/2037 •	1,433	1,257
5.720% due 02/25/2037 •	783	369
5.760% due 06/25/2036 •	5,806	2,949
5.760% due 09/25/2036 •	15,033	5,138
5.780% due 09/25/2036 •	9,156	3,864
5.800% due 03/25/2037 •	2,853	1,203
5.820% due 02/25/2037 •	3,718	1,198
5.960% due 08/25/2036 •	13,422	6,690
6.195% due 07/25/2035 •	3,849	3,723
6.390% due 11/25/2034 •	614	586
6.460% due 03/25/2033 «•	436	411
Morgan Stanley Dean Witter Capital, Inc. Trust
6.735% due 09/25/2032 «•	371	355
6.810% due 02/25/2033 •	296	301
Morgan Stanley Home Equity Loan Trust
5.560% due 12/25/2036 •	13,425	6,411
5.780% due 04/25/2036 •	4,136	2,872
Morgan Stanley IXIS Real Estate Capital Trust
5.510% due 11/25/2036 •	5	2
5.760% due 07/25/2036 •	7,992	3,168
5.920% due 07/25/2036 •	24,508	9,716
Morgan Stanley Mortgage Loan Trust
5.620% due 11/25/2036 •	3,250	898
5.700% due 04/25/2037 •	4,659	1,235
5.750% due 04/25/2037 ~	561	266
5.920% due 02/25/2037 •	420	87
6.000% due 02/25/2037 ~	344	188
6.077% due 10/25/2046 þ	2,406	573
6.180% due 04/25/2037 •	2,257	598
6.226% due 10/25/2036 þ	1,015	286
7.004% due 11/25/2036 •	1,617	541
Mosaic Solar Loan Trust 2.640% due 01/20/2053	18,093	15,403
Mountain View CLO LLC 6.629% due 01/16/2031 •	1,587	1,587

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Mountain View CLO Ltd. 6.789% due 04/15/2034 •		6,100	6,106
Navient Private Education Loan Trust 3.610% due 12/15/2059		2,256	2,214
Nelnet Student Loan Trust
6.640% due 02/20/2041		6,723	6,730
7.533% due 02/20/2041 •		6,119	6,131
Neuberger Berman CLO Ltd. 6.616% due 01/28/2030 •		2,715	2,719
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •		2,400	2,403
New Century Home Equity Loan Trust
6.135% due 03/25/2035 •		588	596
6.180% due 10/25/2035 •		794	765
6.240% due 03/25/2035 •		509	492
6.345% due 05/25/2034 •		576	575
8.460% due 01/25/2033 •		1,270	1,050
Newark BSL CLO Ltd. 6.686% due 12/21/2029 •		3,513	3,519
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.120% due 10/25/2036 •		20,322	4,534
6.260% due 02/25/2037 •		1,806	524
6.532% due 10/25/2036 þ		2,628	562
NovaStar Mortgage Funding Trust
5.660% due 01/25/2037 •		3,561	1,222
5.760% due 06/25/2036 •		1,619	1,154
5.760% due 09/25/2036 •		13,003	5,353
5.760% due 03/25/2037 •		3,675	1,214
5.800% due 11/25/2036 •		8,152	2,450
5.820% due 03/25/2037 •		3,043	1,005
5.880% due 01/25/2037 •		16,018	5,496
5.960% due 10/25/2036 •		4,269	1,820
6.170% due 12/25/2033 «•		191	183
6.285% due 06/25/2034 •		12	12
7.335% due 03/25/2035 •		3,923	3,844
OAK Hill European Credit Partners DAC
4.627% due 01/20/2032 •	EUR	2,483	2,660
4.637% due 10/20/2031		50,440	53,871
Oaktree CLO Ltd. 6.696% due 04/22/2030 •		$24,281	24,315
OCP CLO Ltd. 6.706% due 07/20/2029 •		3,092	3,095
OCP Euro CLO DAC 4.777% due 09/22/2034 •	EUR	34,700	37,028
Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •		$9,452	9,466
6.584% due 02/14/2031 •		17,865	17,877
6.585% due 01/25/2031 •		3,956	3,966
6.586% due 03/17/2030 •		14,428	14,438
Octagon Loan Funding Ltd. 6.767% due 11/18/2031 •		5,720	5,727
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	1,024
6.093% due 06/16/2036 •		2,249	2,247
Option One Mortgage Loan Trust
5.560% due 01/25/2037 •		8,355	4,822
5.600% due 01/25/2037 •		18,808	10,855
5.630% due 05/25/2037 •		3,307	1,773
5.640% due 04/25/2037 •		6,171	3,040
5.680% due 01/25/2037 •		7,072	4,082
5.680% due 04/25/2037 •		15,805	10,598
5.700% due 04/25/2037 •		2,500	1,411
5.710% due 03/25/2037 •		1,133	556
5.710% due 07/25/2037 •		2,441	1,549
5.740% due 02/25/2037 •		7,226	3,376
5.790% due 04/25/2037 •		2,003	960
6.000% due 01/25/2036 •		6,600	6,007
Option One Mortgage Loan Trust Asset-Backed Certificates
6.150% due 11/25/2035 •		11,113	10,472
6.315% due 10/25/2032 •		1,360	1,406
Oscar U.S. Funding LLC 2.820% due 04/10/2029		5,000	4,798
OSD CLO Ltd. 6.449% due 04/17/2031 •		24,446	24,482
Ownit Mortgage Loan Trust 6.360% due 10/25/2036 •		1,839	1,739
OZLM Ltd.
6.525% due 10/20/2031 •		7,479	7,483
6.559% due 10/17/2029 •		17,263	17,276
6.610% due 04/15/2031 •		2,049	2,052
6.746% due 07/20/2032 •		46,400	46,440
6.841% due 10/30/2030 •		1,977	1,981
Palmer Square CLO Ltd. 6.579% due 10/17/2031 •		2,922	2,924
Palmer Square European Loan Funding DAC
4.626% due 10/15/2031 •	EUR	9,534	10,159

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

4.636% due 07/15/2031 •		12,135	12,928
4.686% due 04/15/2031 •		21,748	23,304
Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •		$36,577	36,586
6.387% due 05/20/2029 •		438	438
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.260% due 12/25/2034 •		12,319	12,139
People's Choice Home Loan Securities Trust
6.140% due 12/25/2035 •		772	744
6.405% due 05/25/2035 •		3,017	2,759
6.810% due 01/25/2035 •		1,071	1,016
People's Financial Realty Mortgage Securities Trust 5.600% due 09/25/2036 •		17,898	4,553
Performer Funding PLC
0.000% due 06/21/2035 (g)	GBP	27,400	14,524
7.211% due 06/21/2035 •		30,900	39,008
8.211% due 06/21/2035 •		21,700	27,655
9.211% due 06/21/2035 •		14,400	18,705
10.711% due 06/21/2035 •		6,200	8,033
12.711% due 06/21/2035 •		9,300	12,044
13.211% due 06/21/2035 •		1,610	2,039
PFP Ltd.
6.444% due 08/09/2037 •		$10,121	10,009
7.605% due 08/19/2035 •		8,700	8,713
Popular ABS Mortgage Pass-Through Trust 5.670% due 01/25/2037 •		3,064	2,937
RAAC Trust
6.060% due 06/25/2044 •		824	688
6.160% due 11/25/2046 •		5,796	5,509
Rad CLO Ltd.
0.000% due 04/25/2032 •		12,000	12,023
6.705% due 07/24/2032 •		73,050	73,145
Ready Capital Mortgage Financing LLC
6.410% due 07/25/2036 •		1,074	1,069
6.985% due 01/25/2037 •		33,654	33,596
7.812% due 06/25/2037 •		11,788	11,846
7.897% due 10/25/2039 •		2,483	2,495
Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •		37	33
5.893% due 06/25/2037 þ		8,030	2,060
5.906% due 06/25/2037 þ		8,997	2,313
6.160% due 08/25/2032 «•		104	94
6.180% due 11/25/2034 •		200	179
Residential Asset Mortgage Products Trust
5.564% due 12/25/2034 «•		229	223
5.810% due 10/25/2036 •		6,163	5,940
6.030% due 01/25/2036 •		1,872	1,823
6.060% due 03/25/2036 •		5,008	4,877
6.100% due 01/25/2036 •		2,293	2,123
Residential Asset Securities Corp. Trust
5.700% due 10/25/2036 •		1,049	1,017
5.720% due 11/25/2036 •		3,944	3,613
5.800% due 11/25/2036 •		1,533	1,405
5.895% due 06/25/2036 •		13,409	13,019
6.020% due 04/25/2036 •		904	895
6.040% due 06/25/2033 •		691	649
6.075% due 03/25/2036 •		1,200	1,143
6.555% due 03/25/2035 •		2,582	2,550
Romark CLO Ltd. 6.618% due 10/23/2030 •		26,849	26,887
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		9,003	9,026
Saranac CLO Ltd. 6.748% due 08/13/2031 •		29,719	29,819
Saxon Asset Securities Trust 5.800% due 10/25/2046 •		4,874	4,702
SBA Tower Trust 3.869% due 10/15/2049 þ		15,746	15,645
Securitized Asset-Backed Receivables LLC Trust
5.580% due 12/25/2036 •		229	51
5.590% due 05/25/2037 •		395	292
5.780% due 07/25/2036 •		2,172	756
5.940% due 07/25/2036 •		2,792	972
5.960% due 03/25/2036 •		9,072	5,469
5.960% due 05/25/2036 •		9,516	4,937
6.420% due 01/25/2036 •		1,253	1,144
Segovia European CLO DAC 4.777% due 07/20/2032 •	EUR	27,159	28,938
SG Mortgage Securities Trust 5.610% due 10/25/2036 •		$10,359	9,439
Shackleton CLO Ltd. 6.689% due 05/07/2031 •		832	832
Shelter Growth CRE Issuer Ltd. 7.635% due 06/17/2037 •		55,830	56,019
SLM Student Loan Trust
5.939% due 04/25/2049		2,689	2,637

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

6.509% due 07/25/2049	242	240
SMB Private Education Loan Trust
0.000% due 03/15/2052 •	15,801	15,831
0.000% due 03/15/2052 «(g)	876	1,704
0.000% due 09/15/2053 (g)	1	448
3.940% due 02/16/2055	33,074	31,313
5.550% due 03/15/2052	15,801	16,061
6.150% due 09/15/2053	25,287	26,163
6.250% due 03/15/2052	3,000	3,053
6.500% due 03/15/2052	1,100	1,129
6.783% due 02/16/2055 •	13,727	13,821
6.930% due 09/15/2053	12,921	13,643
6.983% due 09/15/2053 •	41,049	41,974
7.540% due 09/15/2053	2,644	2,741
8.290% due 03/15/2052	1,195	1,225
8.870% due 09/15/2053	5,450	5,757
SoFi Alternative Trust 4.756% due 05/16/2050 ~	56,422	52,775
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	1,186	1,144
6.760% due 02/25/2040 •	123	124
Sound Point CLO Ltd.
6.565% due 07/25/2030 •	19,911	19,927
6.566% due 10/20/2030 •	11,707	11,718
6.604% due 01/25/2032 •	13,600	13,600
6.666% due 01/20/2032 •	7,467	7,480
6.686% due 07/26/2031 •	5,812	5,824
6.706% due 01/21/2031 •	561	561
6.739% due 04/18/2031 •	13,890	13,916
6.796% due 07/20/2032 •	27,200	27,270
Soundview Home Loan Trust
5.570% due 01/25/2037 •	2,533	1,807
5.620% due 01/25/2037 •	2,418	1,725
5.640% due 02/25/2037 •	7,798	2,196
5.640% due 08/25/2037 •	648	623
5.720% due 02/25/2037 •	10,062	2,847
6.020% due 05/25/2036 •	2,000	1,920
Specialty Underwriting & Residential Finance Trust
4.270% due 02/25/2037 þ	29,172	9,957
5.411% due 12/25/2036 •	1,278	1,213
5.660% due 11/25/2037 •	375	207
5.760% due 11/25/2037 •	4,883	2,698
5.810% due 03/25/2037 •	1,833	993
6.360% due 06/25/2036 •	11,642	10,970
6.435% due 12/25/2035 •	534	525
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •	81,367	79,835
Starwood Mortgage Trust 6.683% due 11/15/2038 •	111,800	109,871
Stonepeak ABS 2.301% due 02/28/2033	281	261
Structured Asset Investment Loan Trust
5.610% due 09/25/2036 •	2,486	2,424
5.760% due 06/25/2036 •	333	310
6.060% due 01/25/2036 •	1,443	1,401
6.160% due 04/25/2033 «•	75	75
6.360% due 05/25/2035 •	4,775	4,659
6.390% due 09/25/2034 «•	110	99
6.390% due 01/25/2035 •	12,880	12,468
6.439% due 09/25/2034 «•	162	156
6.585% due 01/25/2035 •	3,957	3,294
6.660% due 12/25/2034 •	1,210	1,194
6.840% due 04/25/2033 «•	129	124
7.035% due 01/25/2035 •	4,313	3,381
7.185% due 01/25/2035 •	3,715	1,714
Structured Asset Securities Corp. Mortgage Loan Trust
4.913% due 12/25/2034 •	686	670
5.640% due 01/25/2037 •	2,301	1,314
5.690% due 01/25/2037 •	16,741	9,570
5.730% due 04/25/2036 •	6,187	5,957
6.360% due 05/25/2037 •	1,569	1,513
7.460% due 08/25/2037 •	1,438	1,426
Sunrun Demeter Issuer 2.270% due 01/30/2057	37,157	30,450
Symphony CLO Ltd. 7.125% due 01/20/2037 •	14,075	14,164
Symphony Static CLO Ltd. 6.415% due 10/25/2029 •	16,505	16,525
T-Mobile U.S. Trust 5.050% due 09/20/2029	21,200	21,175
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •	33,615	33,647
TCW CLO Ltd. 6.555% due 04/25/2031 •	21,006	21,036
Tesla Auto Lease Trust 5.860% due 08/20/2025	9,455	9,461

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Thompson Park CLO Ltd. 6.590% due 04/15/2034 •		5,905	5,911
TIAA CLO Ltd. 6.739% due 01/16/2031 •		1,914	1,916
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	19,406	20,787
Toro European CLO DAC
4.638% due 02/15/2034 •		18,800	20,153
4.832% due 01/12/2032 •		11,100	11,873
Towd Point HE Trust 0.918% due 02/25/2063 ~		$828	796
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		9,400	9,408
TPG Real Estate Finance Issuer Ltd.
6.643% due 03/15/2038 •		26,464	26,298
6.979% due 02/15/2039 •		50,057	49,838
Trestles CLO Ltd. 6.575% due 04/25/2032 •		3,850	3,850
Triaxx Prime CDO Ltd. 5.704% due 10/02/2039 •		16,257	149
Tricolor Auto Securitization Trust 6.480% due 08/17/2026		2,547	2,548
Trinitas Euro CLO DAC 4.827% due 10/20/2032 •	EUR	4,200	4,502
Venture CLO Ltd.
6.486% due 10/20/2028 •		$5,409	5,413
6.574% due 09/07/2030 •		38,722	38,731
6.576% due 07/20/2030 •		33,455	33,480
6.636% due 07/20/2030 •		7,000	7,010
6.650% due 07/15/2031 •		9,547	9,554
6.686% due 01/20/2029 •		12,829	12,855
6.689% due 07/18/2031 •		1,452	1,454
6.716% due 04/20/2032 •		20,400	20,412
6.751% due 07/30/2032 •		65,100	65,158
Vibrant CLO Ltd.
6.626% due 09/15/2030 •		18,460	18,477
6.706% due 07/20/2032 •		39,025	39,056
VMC Finance LLC
6.546% due 06/16/2036 •		1,850	1,847
7.233% due 02/18/2039 •		45,467	45,356
Voya CLO Ltd.
6.529% due 04/17/2030 •		16,101	16,123
6.590% due 10/15/2030 •		14,786	14,806
6.800% due 10/15/2030 •		1,266	1,268
WaMu Asset-Backed Certificates WaMu Trust
5.710% due 04/25/2037 •		9,719	3,636
5.760% due 01/25/2037 •		11,902	5,462
Washington Mutual Asset-Backed Certificates Trust 4.483% due 10/25/2036 •		1,313	450
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •		91	91
Wind River CLO Ltd.
6.670% due 07/15/2031 •		38,500	38,521
6.730% due 01/15/2031 •		3,520	3,523

Total Asset-Backed Securities (Cost $6,928,260)			6,646,671

SOVEREIGN ISSUES 4.2%
Brazil Government International Bond
6.125% due 03/15/2034		15,700	15,116
7.125% due 05/13/2054		55,300	53,545
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (g)	BRL	192,700	33,593
0.000% due 04/01/2025 (g)		2,303,500	381,461
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$1,600	1,466
Israel Government International Bond
3.800% due 05/13/2060		47,500	30,631
5.375% due 03/12/2029		31,800	31,238
5.500% due 03/12/2034		27,000	25,758
5.750% due 03/12/2054		3,900	3,515
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	20,137
Korea Development Bank 6.057% (SOFRRATE + 0.700%) due 10/23/2026 ~		$7,450	7,497
Korea National Oil Corp. 4.875% due 04/03/2029		1,700	1,682
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	2,085,852	96,006
3.000% due 12/03/2026 (h)		623,350	31,511
4.000% due 11/30/2028 (h)		1,097,507	56,137
4.000% due 08/24/2034 (h)		356,014	17,417
5.000% due 04/27/2051		$26,100	20,964
6.000% due 05/07/2036		1,100	1,074
7.000% due 09/03/2026	MXN	4,262,800	212,160
8.500% due 03/01/2029		1,460,300	75,168

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

8.500% due 05/31/2029		294,400	15,174
New South Wales Treasury Corp. 2.750% due 11/20/2025 (h)	AUD	1,573	1,057
Paraguay Government International Bond 4.950% due 04/28/2031		$8,000	7,668
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,351
5.940% due 02/12/2029		5,438	1,423
Poland Government International Bond 5.125% due 09/18/2034		$5,300	5,220
Province of Alberta 2.050% due 08/17/2026		6,000	5,660
Province of Ontario 1.550% due 11/01/2029	CAD	11,600	7,553
Qatar Government International Bond
4.400% due 04/16/2050		$46,200	40,486
5.103% due 04/23/2048		600	585
Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	28,050
2.000% due 04/14/2033		5,190	4,176
3.000% due 02/27/2027		$5,240	4,880
3.624% due 05/26/2030	EUR	25,050	24,644
5.250% due 05/30/2032		30,900	32,237
5.625% due 05/30/2037		29,200	30,190
Saudi Government International Bond
4.750% due 01/18/2028		$34,700	34,319
4.750% due 01/16/2030		13,600	13,380
4.875% due 07/18/2033		12,100	11,823
5.000% due 01/16/2034		12,600	12,386
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	14,995
2.050% due 09/23/2036		15,500	11,780
3.125% due 05/15/2027		19,600	20,140
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	5,965,100	340,298
Turkey Government International Bond 7.625% due 05/15/2034		$20,500	20,679
United Kingdom Gilt 4.375% due 07/31/2054	GBP	277,100	334,123

Total Sovereign Issues (Cost $2,330,098)			2,140,353

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		775,108	0

INDUSTRIALS 0.1%
Drillco Holding Lux SA «(e)(l)		195,636	4,573
Forsea Holding SA «(e)		1,161,108	27,141

			31,714

Total Common Stocks (Cost $32,663)			31,714

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Charles Schwab Corp. 4.000% due 12/01/2030 •(i)		2,400,000	2,052
CoBank ACB 4.250% due 01/01/2027 •(i)		5,200,000	4,504
Discover Financial Services 6.125% due 06/23/2025 •(i)		19,900,000	19,725
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		13,900,000	13,769
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		5,200,000	4,985

Total Preferred Securities (Cost $46,564)			45,035

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	627

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Total Real Estate Investment Trusts (Cost $372)		627

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.7%
AES Corp. 5.900% due 07/23/2024	$7,000	6,971
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	12,850	12,840
5.510% due 07/17/2024	4,000	3,988
5.520% due 07/02/2024	5,300	5,297
5.560% due 07/09/2024	7,000	6,988
AT&T, Inc. 5.550% due 07/15/2024	3,650	3,641
Bacardi-Martini BV 5.830% due 08/15/2024	1,600	1,588
Constellation Brands, Inc.
5.650% due 07/30/2024	3,100	3,084
5.660% due 07/19/2024	1,800	1,794
5.680% due 07/22/2024	3,300	3,287
5.700% due 07/12/2024	8,000	7,982
Constellation Energy Generation LLC 5.540% due 07/09/2024	1,200	1,198
Crown Castle, Inc.
5.840% due 07/09/2024	22,850	22,810
5.840% due 07/30/2024	2,300	2,288
5.840% due 08/01/2024	18,350	18,249
Discovery Communications LLC 6.000% due 07/15/2024 (c)	23,500	23,435
Dominion Resources Services, Inc. 5.580% due 07/17/2024	3,600	3,590
Entergy Corp.
5.550% due 07/24/2024	6,600	6,574
5.550% due 07/25/2024	2,550	2,539
5.550% due 08/01/2024	3,000	2,984
Global Payments, Inc. 5.970% due 07/01/2024	3,850	3,848
Huntington Ingalls Industries, Inc. 5.880% due 07/02/2024	3,400	3,398
Intel Corp.
5.500% due 07/18/2024	5,500	5,483
5.520% due 07/08/2024	43,700	43,634
5.520% due 07/09/2024	43,700	43,628
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	3,700	3,685
5.510% due 07/19/2024	1,700	1,695
L3Harris Technologies, Inc.
5.520% due 07/24/2024	2,900	2,888
5.600% due 07/11/2024	4,000	3,992
5.600% due 07/17/2024	13,650	13,611
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	11,850	11,832
5.570% due 07/09/2024	6,400	6,389
5.570% due 07/10/2024	21,950	21,910
5.580% due 07/11/2024	11,800	11,777
Penske Truck Leasing Co. LP 5.530% due 07/12/2024	2,300	2,295
Southern California Edison Co.
5.600% due 07/01/2024	5,800	5,797
5.600% due 07/02/2024	2,550	2,548
Targa Resources Corp.
6.000% due 07/19/2024	2,800	2,790
6.000% due 07/26/2024	4,450	4,429
VW Credit, Inc.
5.530% due 07/09/2024	11,550	11,531
5.530% due 07/10/2024	8,000	7,985
5.530% due 07/15/2024	450	449
5.530% due 07/18/2024	3,300	3,290
5.550% due 07/16/2024	14,900	14,859

		374,870

REPURCHASE AGREEMENTS (m) 0.2%		124,236

U.S. TREASURY BILLS 0.1%
5.373% due 07/11/2024 - 09/05/2024 (f)(g)(p)(r)	26,826	26,702

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $525,976)		525,808

Total Investments in Securities (Cost $72,187,644)		67,367,411

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
MUTUAL FUNDS (j) 0.1%
PIMCO Senior Loan Active Exchange-Traded Fund	586,600	30,008

Total Mutual Funds (Cost $29,652)		30,008

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short Asset Portfolio	231,733,923	2,260,332
PIMCO Short-Term Floating NAV Portfolio III	54,109,957	526,436

Total Short-Term Instruments (Cost $2,834,719)		2,786,768

Total Investments in Affiliates (Cost $2,864,371)		2,816,776

Total Investments 138.1% (Cost $75,052,015)		$70,184,187
Financial Derivative Instruments (o)(q) 0.4%(Cost or Premiums, net $101,893)		191,251
Other Assets and Liabilities, net (38.5)%		(19,556,542)

Net Assets 100.0%		$50,818,896

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Institutional Class Shares of each Fund.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust 8.439% due 10/15/2027	09/21/2023	$47,402	$47,274	0.09%
Drillco Holding Lux SA	06/08/2023	3,913	4,573	0.01
GHH Holdings Ltd. 7.150% due 12/04/2024	10/10/2018	65,009	61,714	0.12
National Football League 5.480% due 10/05/2028	03/14/2024	27,600	27,549	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	15,000	16,167	0.03
Ripon Investments Financing Ltd. 0.000% due 02/28/2025	01/11/2023	751	782	0.00

$159,675	$158,059	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$8,089	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(8,251)	$8,089	$8,091
JPS	5.340	03/13/2024	TBD(2)	116,147	U.S. Treasury Bonds 1.375% due 11/15/2040	(114,559)	116,147	118,037

Total Repurchase Agreements	$(122,810)	$124,236	$126,128

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

JML	1.750%	02/15/2024	TBD(4)	EUR	(2,294)	$(2,475)

Total Reverse Repurchase Agreements	$(2,475)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/15/2054	$1,990,369	$(1,755,331)	$(1,761,788)

Total Short Sales (3.5)%	$(1,755,331)	$(1,761,788)

(n)	Securities with an aggregate market value of $2,449 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(1,466) at a weighted average interest rate of 3.364%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $777 of accrued interest expense.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	244	$244	$(68)	$(93)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	244	244	(72)	(32)

Total Written Options	$(140)	$(125)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	5,758	$505,364	$3,317	$0	$(1,305)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	2,075	273,600	(2,709)	0	(1,467)
U.S. Treasury 5-Year Note September Futures	09/2024	64,920	6,919,052	34,967	0	(7,100)
U.S. Treasury 10-Year Note September Futures	09/2024	24,649	2,711,005	19,943	0	(6,547)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	2,864	325,154	2,702	0	(1,387)

$58,220	$0	$(17,806)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	6,444	$(908,337)	$(1,783)	$2,898	$(138)
Japan Government 10-Year Bond September Futures	09/2024	1,188	(1,054,868)	1,695	4,135	(1,329)
U.S. Treasury Long-Term Bond September Futures	09/2024	1,515	(179,243)	(1,121)	1,515	0
United Kingdom Long Gilt September Futures	09/2024	3,024	(372,975)	(2,280)	1,644	(115)

$(3,489)	$10,192	$(1,582)

Total Futures Contracts	$54,731	$10,192	$(19,388)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.434%	$2,300	$444	$(290)	$154	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	0.938	1,100	154	9	163	1	0
AES Corp.	5.000	Quarterly	12/20/2028	1.068	3,600	447	124	571	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.314	10,600	(402)	475	73	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.371	5,000	61	(14)	47	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	7,900	120	(28)	92	3	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

AT&T, Inc.	1.000	Quarterly	12/20/2027	0.53		1,700	3	23	26	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564		75,100	(382)	1,592	1,210	42	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.83		8,000	28	0	28	3	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946		17,200	(91)	118	27	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.023		8,200	(477)	474	(3)	5	0
Boeing Co.	1.000	Quarterly	12/20/2027	1.12		44,900	(2,000)	1,843	(157)	3	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385		91,000	(281)	(1,207)	(1,488)	53	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.483	EUR	7,500	(34)	174	140	0	(1)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.312		$3,300	(42)	76	34	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.266		12,900	503	(193)	310	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.296		4,400	197	8	205	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.057		25,600	60	63	123	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107		26,100	169	281	450	3	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149		2,900	34	25	59	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476		7,100	1,374	(610)	764	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844		6,963	882	175	1,057	4	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.223		1,900	(21)	56	35	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.206	EUR	6,300	(35)	63	28	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284		89,600	(14,030)	14,725	695	3	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.398		7,850	(3)	173	170	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		$30,500	92	28	120	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355		3,300	75	(34)	41	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404		9,300	212	(79)	133	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.486		3,700	(60)	122	62	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523		42,050	48	694	742	22	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.58		8,500	(21)	168	147	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	3,400	(36)	75	39	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.842		6,300	(135)	181	46	0	(3)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.314		$6,800	49	63	112	0	(3)

							$(13,098)	$19,353	$6,255	$161	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(6)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028		$1,100	$5	$18	$23	$0	$0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		5,100	54	55	109	0	0
CDX.IG-42 5-Year Index		1.000	Quarterly	06/20/2029		69,400	1,522	(80)	1,442	0	(6)
iTraxx Asia Ex-Japan 41 5-Year Index		1.000	Quarterly	06/20/2029		13,500	(6)	16	10	4	0

							$1,575	$9	$1,584	$4	$(6)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	22,200	$(120)	$883	$763	$0	$(86)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		21,900	(93)	602	509	91	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	12,802	12,802	144	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	9,248	10,880	123	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,300	(27)	76	49	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	(9,114)	(6,672)	0	(796)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	4,377	4,184	248	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	821	822	50	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	2,983	3,392	172	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	2,574	2,585	150	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	5,276	5,313	282	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		52,150,200	13,407	34,940	48,347	1,468	0
Receive	1-Day USD-SOFR Compounded-OIS	5.270	Annual	01/31/2025		$561,900	0	490	490	18	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		3,300	(26)	(57)	(83)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		25,100	(194)	(414)	(608)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		71,400	(539)	(1,231)	(1,770)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		70,800	(545)	(1,164)	(1,709)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		70,800	(545)	(1,161)	(1,706)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		70,800	(540)	(1,136)	(1,676)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		947,300	(40)	(304)	(344)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		503,200	367	4,546	4,913	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		406,000	(1,355)	(30,078)	(31,433)	0	(307)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	1,878	1,878	188	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	1,491	1,491	155	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	3,176	3,176	337	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	1,617	1,617	187	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	3,331	3,331	422	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	3,119	3,119	407	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	4,817	4,817	645	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	5,670	5,670	763	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	5,668	5,668	767	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	3,472	3,472	508	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	3,021	3,021	443	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	2,482	2,482	369	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	1,564	1,564	236	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	2,278	2,278	351	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	0	6,670	6,670	1,122	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	0	8,255	8,255	1,698	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	0	7,470	7,470	1,647	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		129,500	0	3,115	3,115	704	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		500,800	0	11,994	11,994	2,721	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	0	5,350	5,350	1,282	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		119,700	0	2,631	2,631	651	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		28,900	0	631	631	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		154,800	0	3,281	3,281	842	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		74,000	0	1,561	1,561	402	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		104,100	0	2,123	2,123	566	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		23,400	(101)	682	581	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		7,430	(32)	179	147	43	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		45,200	(183)	(228)	(411)	280	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		73,900	(225)	(16)	(241)	0	(241)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		48,900	(160)	(263)	(423)	0	(423)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	21,319	21,319	1,415	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	104,569	225,418	8,473	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	20,452	57,236	22,712	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	2,636,400	0	(3,323)	(3,323)	0	(1,759)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		250,200	0	(382)	(382)	0	(259)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(3,271)	(3,271)	0	(2,477)
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		1,110,000	0	(374)	(374)	0	(374)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	49,700	(81)	(312)	(393)	0	(35)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		72,500	(109)	(123)	(232)	0	(52)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		49,300	(71)	(257)	(328)	0	(36)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		50,100	(77)	(137)	(214)	0	(38)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		40,000	(69)	199	130	0	(34)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		29,600	(83)	(119)	(202)	0	(66)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	(1,397)	(10,691)	0	(917)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	(492)	(446)	0	(108)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	4,448	901	323	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	157	60	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	4,745	320	155	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	64,200	(223)	(763)	(986)	0	(19)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		63,800	(313)	(4,438)	(4,751)	0	(22)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(10,794)	(11,629)	0	(54)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(14,308)	(15,923)	0	(91)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		251,800	(916)	(15,146)	(16,062)	0	(100)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,957)	(2,521)	(8,478)	0	(55)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		24,900	(50)	(742)	(792)	15	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		27,800	(58)	(727)	(785)	17	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		64,500	(122)	(904)	(1,026)	43	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		58,600	(110)	(727)	(837)	40	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		35,300	(57)	(582)	(639)	28	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		38,700	(75)	548	473	34	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		2,500	(237)	(157)	(394)	0	(4)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		91,300	(2,040)	(406)	(2,446)	0	(171)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		35,400	(141)	(1,433)	(1,574)	76	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		16,800	(71)	(886)	(957)	36	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		34,800	(150)	(1,919)	(2,069)	75	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		22,600	(91)	(886)	(977)	49	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		28,100	(107)	(935)	(1,042)	61	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		44,000	(158)	(798)	(956)	99	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		29,300	(97)	(593)	(690)	68	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		44,800	(164)	1,137	973	108	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		31,900	(99)	(213)	(312)	0	(69)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		30,700	(97)	(231)	(328)	0	(67)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		20,600	(65)	415	350	44	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		1,211,590	25,298	(30,317)	(5,019)	0	(2,559)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		712,205	(32,504)	33,112	608	1,671	0
Pay	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	MXN	1,028,800	0	(382)	(382)	98	0
Pay	28-Day MXN-TIIE	9.510	Lunar	04/06/2029		694,000	0	(138)	(138)	67	0
Receive(5)	28-Day MXN-TIIE	9.529	Lunar	06/25/2029		1,600,000	0	8	8	8	0
Receive	CAONREPO	4.820	Semi-Annual	07/13/2025	CAD	300	(1)	0	(1)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		589,500	(3,954)	1,263	(2,691)	858	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		147,900	(557)	(2,247)	(2,804)	302	0

							$127,648	$220,970	$348,618	$57,664	$(11,316)

Total Swap Agreements							$116,125	$240,332	$356,457	$57,829	$(11,334)

(p)

Securities with an aggregate market value of $798,244 and cash of $41,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $431 and liability of $(61) for closed swap agreements is outstanding at period end.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	51,916		$31,830		$208		$0
		08/2024			$12,965		NZD	21,170	0		(70)
		10/2024		CNH	381,252		$53,242		575		0
		10/2024			$37,922		CNH	271,306	0		(444)
BOA		07/2024		KRW	114,574,512		$83,751		647		0
		07/2024		SGD	1,559		1,148		0		(2)
		07/2024		TRY	630,763		19,155		0		(161)
		07/2024			$5,757		EUR	5,334	0		(44)
		07/2024			16,830		PLN	67,067	0		(174)
		07/2024			15,587		SGD	21,037	0		(73)
		08/2024		TRY	11,259		$325		0		(3)
		09/2024			$11,319		INR	948,158	23		0
		09/2024			19,155		TRY	679,799	123		0
		02/2025		CNH	85,660		$11,993		58		0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

BPS	07/2024	AUD	5,245		3,470	0	(29)
	07/2024	BRL	18,234		3,625	364	0
	07/2024	CAD	84,726		61,910	0	(22)
	07/2024	EUR	2,601,150		2,815,742	30,039	0
	07/2024	JPY	3,026,400		19,230	419	0
	07/2024	KRW	114,554,339		83,461	372	0
	07/2024		$22,186	AUD	33,342	56	0
	07/2024		3,297	BRL	18,234	0	(35)
	07/2024		1,143	CAD	1,568	3	0
	07/2024		3,046,667	EUR	2,848,384	3,839	(29)
	07/2024		5,610	GBP	4,413	0	(32)
	07/2024		13,950	IDR	228,575,445	21	(1)
	07/2024		3,861	ILS	14,314	0	(69)
	07/2024		37,451	NZD	60,961	0	(320)
	07/2024		39,670	PLN	157,528	0	(547)
	07/2024		2,344	TRY	83,928	185	0
	08/2024	AUD	27,967		$18,650	0	(22)
	08/2024	EUR	2,842,786		3,045,085	0	(3,842)
	08/2024	TRY	749		22	0	0
	09/2024	CNH	1,324,246		184,790	2,340	0
	09/2024	MXN	1,780,147		95,514	0	(627)
	09/2024	TWD	6,981,243		216,985	1,682	0
	09/2024		$82,519	INR	6,901,318	36	0
	10/2024	CNH	456,351		$63,736	695	0
	10/2024		$14,723	CNH	105,445	0	(157)
	11/2024		2,740	TRY	107,086	122	0
	12/2024	CNH	857,648		$120,000	1,052	0
	12/2024		$140,560	CNH	1,005,389	0	(1,132)
	01/2025	CNH	167,803		$23,491	165	0
	05/2029	KWD	12,803		44,014	1,267	0
	07/2029		1,291		4,440	132	0
BRC	07/2024	AUD	4,763		3,152	0	(25)
	07/2024	CAD	1,572		1,151	2	0
	07/2024	IDR	765,682		47	0	0
	07/2024	MXN	275,554		14,907	0	(125)
	07/2024	NOK	5,134		488	7	0
	07/2024	PLN	315		80	2	0
	07/2024	SGD	37,386		27,685	114	0
	07/2024	THB	23,856		652	1	0
	07/2024	TRY	147,838		4,483	0	(43)
	07/2024		$1,362	DKK	9,354	0	(19)
	07/2024		23,955	PLN	95,695	0	(189)
	07/2024		86,982	TRY	3,010,944	3,979	0
	08/2024		28,681		988,348	436	0
	09/2024	CNH	279		$39	0	0
	09/2024	MXN	466,690		24,685	0	(519)
	09/2024	TRY	1,743		49	0	0
	09/2024		$54,355	TRY	1,988,088	2,144	0
	02/2025		11,308	CNH	80,723	0	(60)
BSH	07/2024	BRL	1,120,000		$222,044	21,690	0
	07/2024		$201,479	BRL	1,120,000	0	(1,125)
CBK	07/2024	BRL	657,646		$120,539	2,894	0
	07/2024	CAD	1,457		1,061	0	(4)
	07/2024	CHF	24,668		27,106	0	(350)
	07/2024	KRW	7,770,025		5,696	60	0
	07/2024	NZD	3,775		2,303	4	0
	07/2024	PLN	145		36	0	0
	07/2024	TRY	23,087		685	0	(5)
	07/2024		$2,333	AUD	3,531	23	0
	07/2024		118,308	BRL	657,646	0	(663)
	07/2024		6,162	GBP	4,847	0	(35)
	07/2024		17,812	IDR	290,658,436	0	(48)
	07/2024		1,095	JPY	175,000	0	(7)
	07/2024		42,951	PLN	170,363	0	(640)
	07/2024		3,882	SEK	41,217	7	0
	07/2024		381	THB	13,945	0	0
	07/2024		813	TRY	28,793	62	0
	07/2024		17,252	ZAR	313,677	0	(32)
	07/2024	ZAR	2,605		$142	0	(1)
	08/2024	PEN	39,911		10,564	180	0
	08/2024		$120,539	BRL	659,852	0	(2,931)
	08/2024		2,638	GBP	2,087	0	0
	09/2024	INR	3,848		$46	0	0
	09/2024	TWD	2,182,880		67,728	408	0
	09/2024		$333,113	INR	27,849,405	196	(166)
	01/2025		23,491	CNH	167,705	0	(179)
DUB	07/2024	AUD	12,149		$8,041	0	(64)
	07/2024	BRL	263,213		47,380	295	0
	07/2024	GBP	1,351,884		1,724,979	16,062	0
	07/2024	IDR	3,262,200		200	1	0
	07/2024	KRW	62,152,146		45,175	94	0
	07/2024	PLN	13		3	0	0
	07/2024		$51,290	BRL	263,213	0	(4,204)
	07/2024		780	MYR	3,676	0	0
	07/2024		41,422	PLN	162,789	0	(992)
	08/2024	CHF	141		$157	0	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

	08/2024		$1,592	BRL	8,194	0	(132)
	12/2024		106,747	CNH	762,122	0	(1,048)
	03/2025		1,250	TRY	59,507	157	0
FAR	07/2024	AUD	30,201		$20,122	0	(25)
	07/2024	JPY	3,817,401		24,445	718	0
	07/2024	NZD	40,682		24,812	33	0
	08/2024		$24,812	NZD	40,682	0	(32)
GLM	07/2024	BRL	2,094,200		$394,210	19,584	0
	07/2024	KRW	76,986		56	0	0
	07/2024	MXN	275,985		14,862	0	(194)
	07/2024	TRY	1,086		32	0	0
	07/2024		$3,292	AUD	4,948	9	0
	07/2024		387,393	BRL	2,094,200	0	(12,766)
	07/2024		15,730	EUR	14,529	0	(170)
	07/2024		1,000	KRW	1,373,795	0	(4)
	07/2024		558	MXN	10,091	0	(8)
	07/2024		545	MYR	2,567	0	(1)
	07/2024		26,149	PLN	103,304	0	(493)
	07/2024		15,172	TRY	518,354	463	0
	07/2024	ZAR	562,562		$30,748	0	(133)
	08/2024		$40,132	TRY	1,385,005	336	0
	09/2024		26,191		992,190	1,991	0
	10/2024	BRL	128,100		$25,202	2,521	0
	10/2024		$71,153	BRL	390,480	0	(2,016)
	04/2025	BRL	2,259,800		$405,386	13,543	0
JPM	07/2024		867,473		162,038	6,857	0
	07/2024	CHF	14,716		16,270	0	(109)
	07/2024	DKK	14,117		2,026	0	(1)
	07/2024	KRW	76,780,927		55,663	0	(28)
	07/2024		$171,427	BRL	867,473	0	(16,247)
	07/2024		6,659	EUR	6,178	3	(46)
	07/2024		16,880	GBP	13,326	0	(34)
	07/2024		10,030	ILS	37,096	0	(203)
	07/2024		106	KRW	145,690	0	0
	07/2024		16,454	PLN	64,359	0	(470)
	07/2024		44,785	TRY	1,516,498	1,396	0
	07/2024	ZAR	1,065,613		$57,886	0	(610)
	08/2024	AUD	3,949		2,635	0	(1)
	08/2024	SGD	406,065		299,655	0	(246)
	08/2024		$2,026	DKK	14,092	1	0
	08/2024		1,510	NZD	2,477	0	(1)
	08/2024		89,327	TRY	3,191,451	3,261	0
	09/2024	TWD	3,713,825		$115,354	819	0
	09/2024		$8,994	BRL	49,162	0	(262)
	09/2024		223,328	INR	18,691,724	268	0
	10/2024	CNH	141,687		$19,787	215	0
	10/2024		$14,722	CNH	105,145	0	(197)
	11/2024		36,407	TRY	1,436,786	1,993	0
	12/2024	CNH	142,602		$19,875	107	0
	03/2025		$1,085	TRY	52,576	159	0
	04/2025	BRL	43,700		$7,775	197	0
MBC	07/2024	CAD	543,539		399,189	1,880	0
	07/2024	GBP	5,909		7,489	20	0
	07/2024	SGD	864		642	5	0
	07/2024		$460,225	CAD	630,121	373	0
	07/2024		631	CZK	14,542	0	(9)
	07/2024		5,682	EUR	5,295	0	(12)
	07/2024		1,686,051	GBP	1,332,636	0	(1,467)
	07/2024		676	HUF	252,038	7	0
	07/2024		116,752	IDR	1,904,694,980	0	(340)
	07/2024		1,483	JPY	236,300	0	(14)
	07/2024		375	NOK	3,993	0	(1)
	07/2024		1,512	NZD	2,477	0	(4)
	08/2024	CAD	629,697		$460,225	0	(390)
	08/2024	GBP	1,332,636		1,686,335	1,444	0
	08/2024	NOK	3,990		375	1	0
	08/2024		$6,248	JPY	998,900	0	(10)
	09/2024	TWD	1,481,910		$46,034	331	0
	12/2024	CNH	262,584		36,789	388	0
	12/2024		$36,789	CNH	262,488	0	(401)
MYI	07/2024	BRL	26,299		$4,731	26	0
	07/2024	DKK	9,689		1,388	0	(3)
	07/2024	EUR	22,649		24,286	30	0
	07/2024	SEK	41,268		3,907	13	0
	07/2024		$5,091	BRL	26,299	0	(387)
	07/2024		2,450	EUR	2,283	0	(5)
	07/2024		2,126	GBP	1,673	0	(11)
	07/2024		107	NOK	1,140	0	0
	07/2024		38,701	NZD	63,102	0	(265)
	08/2024	NOK	1,139		$107	0	0
	08/2024		$1,388	DKK	9,671	3	0
	08/2024		3,907	SEK	41,205	0	(14)
	09/2024	TWD	1,477,380		$46,050	487	0
	09/2024		$28,348	INR	2,370,391	8	0
	09/2024		439	MXN	8,003	0	(6)
	10/2024	BRL	64,600		$12,778	1,341	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

RYL	07/2024	$7,030	AUD	10,537	0	(1)
07/2024	1,944	NZD	3,145	0	(29)
SCX	07/2024	EUR	21,768	$23,386	74	0
07/2024	IDR	5,087,720	310	0	(1)
07/2024	KRW	58,090,678	42,595	461	0
07/2024	SGD	387,859	287,845	1,813	0
07/2024	$1,138	GBP	898	0	(2)
08/2024	PEN	46,333	$12,254	199	0
08/2024	$2,798	JPY	447,100	0	(6)
09/2024	CNH	543,551	$75,765	877	0
09/2024	MXN	23,695	1,260	0	(19)
09/2024	TWD	2,147,451	66,608	381	0
12/2024	CNH	655,864	91,867	905	0
SSB	07/2024	EUR	236,435	256,478	3,268	0
07/2024	MXN	535,558	28,707	0	(500)
TOR	07/2024	CHF	70,987	78,587	0	(424)
07/2024	NZD	30,835	18,887	105	0
07/2024	$41,325	JPY	6,607,914	0	(254)
08/2024	JPY	6,576,928	$41,325	254	0
08/2024	$18,887	NZD	30,835	0	(105)
UAG	07/2024	CHF	77,291	$85,530	0	(497)
07/2024	ILS	49,140	13,260	242	0
07/2024	$209,002	CHF	187,521	0	(285)
07/2024	2,103	DKK	14,480	0	(24)
08/2024	CHF	186,828	$209,002	281	0
08/2024	$10,582	EUR	9,882	16	0
12/2024	CNH	106,234	$14,880	146	0

Total Forward Foreign Currency Contracts	$163,094	$(61,224)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	09/18/2024	540,200	$1,242	$828
Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	359,900	738	972
GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	347,100	729	938

$2,709	$2,738

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	8,550	$1,026	$2,177
Call - OTC USD versus CNH	7.325	12/06/2024	3,980	498	767
Call - OTC USD versus CNH	7.350	12/06/2024	156	14	28
Call - OTC USD versus CNH	7.400	12/06/2024	6,120	557	875
Call - OTC USD versus CNH	7.300	12/12/2024	25,000	3,188	6,096
Call - OTC USD versus CNH	7.325	01/14/2025	10,160	986	1,667
Call - OTC USD versus CNH	7.400	01/14/2025	6,520	518	815
Call - OTC USD versus CNH	7.400	01/23/2025	6,530	619	827
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	3,220	345	489
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	6,530	686	1,221
Call - OTC USD versus CNH	7.450	02/14/2025	6,530	620	745
DUB	Call - OTC USD versus CNH	7.350	12/12/2024	21,200	2,205	4,100
Call - OTC USD versus CNH	7.400	12/12/2024	4,000	370	591
GLM	Put - OTC GBP versus USD	$1.200	09/26/2024	139,500	4,602	260
MBC	Call - OTC USD versus CNH	CNH	7.350	12/06/2024	9,600	926	1,751
Call - OTC USD versus CNH	7.375	02/14/2025	6,420	629	875
SCX	Call - OTC USD versus CNH	7.300	02/14/2025	2,400	245	365

$18,034	$23,649

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065%	06/24/2025	154,300	$4,623	$5,674
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.070	06/04/2025	129,300	4,476	4,547
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749	11/13/2024	1,010,000	0	510
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	620,900	0	300
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	432,400	0	232
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	330,100	0	187
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	438,000	0	289

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	437,700	0	312
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	329,800	0	261
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	462,700	0	453
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	833,900	0	909
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	358,000	0	393
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	506,100	0	468
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	512,800	0	574
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	511,700	0	644
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	509,900	0	613
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	378,900	0	364
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	88,700	3,876	3,149
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.636	10/07/2024	900	16	8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.329	05/29/2025	146,200	4,991	3,488

							$17,982	$23,375

Total Purchased Options							$38,725	$49,762

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800%	09/18/2024	1,079,600	$(1,259)	$(566)
	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	720,200	(648)	(907)
GST	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	694,600	(695)	(875)

							$(2,602)	$(2,348)

FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	279,000	$(2,860)	$(20)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		09/09/2024	100,000	$(1,710)	$0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		09/08/2024	100,000	(475)	0

							$(3,175)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	46,900	$(211)	$(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	46,900	(211)	(2)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	54,100	(81)	(11)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	54,100	(81)	(15)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	31,500	(124)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	31,500	(124)	(18)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	29,100	(110)	(83)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	29,100	(110)	(145)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	593,600	(4,630)	(5,427)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.430	06/04/2025	497,300	(4,476)	(4,200)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	52,500	(178)	(201)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	52,500	(178)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	45,900	(171)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	45,900	(171)	(255)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	88,900	(182)	(40)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	88,900	(182)	(209)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	337,000	(3,876)	(2,972)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	64,900	(217)	(102)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	64,900	(217)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	91,800	(280)	(259)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	91,800	(280)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	96,200	(366)	(110)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	96,200	(366)	(621)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	47,100	(184)	(89)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	47,100	(184)	(242)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	43,400	(182)	(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	90,600	(328)	(162)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	90,600	(328)	(591)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	43,400	(182)	(280)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	47,300	(155)	(130)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	47,300	(155)	(166)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	24,500	(87)	(17)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	24,500	(87)	(98)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	33,300	(111)	(31)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	33,300	(111)	(141)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	112,100	0	(551)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	69,000	0	(334)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	48,100	0	(244)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	36,600	0	(188)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	48,600	0	(289)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	48,600	0	(299)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	36,600	0	(230)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	51,300	0	(366)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	39,600	0	(355)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	52,900	0	(477)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	39,700	0	(338)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	56,000	0	(394)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	56,900	0	(446)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	56,800	0	(551)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	56,600	0	(500)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	42,000	0	(311)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	96,400	(236)	(32)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	96,400	(236)	(33)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	32,300	(58)	(16)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	32,300	(58)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	23,500	(92)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	23,500	(92)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	50,200	(196)	(92)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	50,200	(196)	(266)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	25,500	(102)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	25,500	(102)	(169)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	29,100	(118)	(36)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	29,100	(118)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	05/29/2025	562,600	(4,993)	(3,025)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	49,900	(80)	(117)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	49,900	(80)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	46,900	(198)	(147)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	46,900	(198)	(53)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	46,800	(121)	(92)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	46,800	(173)	(127)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	46,800	(173)	(267)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	46,800	(121)	(205)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	53,400	(85)	(76)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	53,400	(85)	(40)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	53,200	(92)	(37)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	53,200	(92)	(81)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	52,900	(86)	(47)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	52,900	(86)	(114)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	41,000	(127)	(65)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	41,000	(127)	(191)

							$(27,437)	$(28,179)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.266	07/08/2024		47,100	$(96)	$(61)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.719	07/08/2024		31,000	(58)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		27,400	(86)	(7)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.250	07/08/2024		65,900	(123)	(88)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		33,500	(110)	(9)

							$(473)	$(180)

Total Written Options							$(36,547)	$(30,727)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.549%		$11,500	$(281)	$452	$171	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		90,600	(4,512)	4,224	0	(288)
BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.39		21,600	(619)	1,051	432	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185		25,000	(1,199)	1,079	0	(120)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399		5,000	(446)	384	0	(62)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503		2,200	6	15	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.803		500	(16)	19	3	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.39		46,900	(1,519)	2,458	939	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052		43,700	(2,009)	1,970	0	(39)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		8,500	(413)	386	0	(27)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052		37,700	(1,873)	1,839	0	(34)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185		9,400	(338)	293	0	(45)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		53,100	(2,713)	2,544	0	(169)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		9,100	(406)	377	0	(29)
GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.39		30,200	(875)	1,479	604	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185		44,310	(1,711)	1,499	0	(212)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399		20,976	(1,870)	1,611	0	(259)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445		400	(5)	(3)	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011		2,000	(21)	21	0	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.099		10,000	102	(78)	24	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		20,000	(961)	898	0	(63)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185		4,900	(189)	166	0	(23)
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.39		38,500	(1,146)	1,916	770	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185		17,300	(622)	539	0	(83)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399		18,974	(1,692)	1,457	0	(235)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613		2,000	6	13	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685		700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.89		1,300	(25)	31	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011		5,700	(60)	59	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		424,700	(20,209)	18,861	0	(1,348)

								$(45,618)	$45,568	$2,995	$(3,045)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 40 5-Year 35-100% Index		5.000%	Quarterly	12/20/2028	EUR	41,200	$6,841	$1,002	$7,843	$0
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046		$5,194	(1,451)	1,143	0	(308)
GST	iTraxx Crossover 38 5-Year 35-100% Index		5.000	Quarterly	12/20/2027	EUR	100,000	16,187	190	16,377	0
JPM	iTraxx Crossover 40 5-Year 35-100% Index		5.000	Quarterly	12/20/2028		45,800	7,738	981	8,719	0

								$29,315	$3,316	$32,939	$(308)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	iBoxx USD Liquid Investment Grade Index	1,700,000	4.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	$182,104	$0	$0	$0	$0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.321% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	25,000	26	(32)	0	(6)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.330% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	25,000	7	(26)	0	(19)

								$33	$(58)	$0	$(25)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	800,000	4.480% (1-Month USD-LIBOR less a specified spread)	Monthly	04/02/2025	$85,696	$0	$246	$246	$0

Total Swap Agreements								$(16,270)	$49,072	$36,180	$(3,378)

(r)

Securities with an aggregate market value of $3,298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$49,957	$328,088		$378,045
Corporate Bonds & Notes
Banking & Finance						0	7,656,499	23,677		7,680,176
Industrials						0	3,473,978	27,549		3,501,527
Utilities						0	1,708,429	0		1,708,429
Municipal Bonds & Notes
California						0	48,670	0		48,670
Connecticut						0	177	0		177
Florida						0	5,137	0		5,137
Georgia						0	53,363	0		53,363
Louisiana						0	3,261	0		3,261
New York						0	72,608	0		72,608
Ohio						0	3,227	0		3,227
Rhode Island						0	175	0		175
Texas						0	101,799	0		101,799
West Virginia						0	18,447	0		18,447
U.S. Government Agencies						0	27,943,920	41,711		27,985,631
U.S. Treasury Obligations						0	7,216,695	0		7,216,695
Non-Agency Mortgage-Backed Securities						0	8,196,224	1,003,612		9,199,836

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

Asset-Backed Securities	0	6,510,330	136,341	6,646,671
Sovereign Issues	0	2,140,353	0	2,140,353
Common Stocks
Industrials	0	0	31,714	31,714
Preferred Securities
Banking & Finance	0	45,035	0	45,035
Real Estate Investment Trusts
Real Estate	627	0	0	627
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	374,870	0	374,870
Repurchase Agreements	0	124,236	0	124,236
U.S. Treasury Bills	0	26,702	0	26,702

$627	$65,774,092	$1,592,692	$67,367,411
Investments in Affiliates, at Value
Mutual Funds	30,008	0	0	30,008
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,786,768	0	0	2,786,768

$2,816,776	$0	$0	$2,816,776

Total Investments	$2,817,403	$65,774,092	$1,592,692	$70,184,187

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,761,788)	$0	$(1,761,788)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,677	59,344	0	68,021
Over the counter	0	249,036	0	249,036

$8,677	$308,380	$0	$317,057
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,354)	(26,493)	0	(30,847)
Over the counter	0	(95,021)	(308)	(95,329)

$(4,354)	$(121,514)	$(308)	$(126,176)

Total Financial Derivative Instruments	$4,323	$186,866	$(308)	$190,881

Totals	$2,821,726	$64,199,170	$1,592,384	$68,613,280

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$282,580	$126,971	$(85,659)	$43	$(144)	$4,297	$0	$0	$328,088	$3,794
Corporate Bonds & Notes
Banking & Finance	23,224	270	(75)	111	3	144	0	0	23,677	147
Industrials	27,600	0	0	0	0	(51)	0	0	27,549	(51)
U.S. Government Agencies	0	41,885	0	0	0	(174)	0	0	41,711	(174)
Non-Agency Mortgage-Backed Securities	307,200	712,319	(1,886)	310	172	2,294	175	(16,972)	1,003,612	3,671
Asset-Backed Securities	130,531	1,527	(6,451)	238	1,724	8,772	0	0	136,341	8,328
Common Stocks
Industrials	32,732	0	0	0	0	(1,018)	0	0	31,714	(1,018)

$803,867	$882,972	$(94,071)	$702	$1,755	$14,264	$175	$(16,972)	$1,592,692	$14,697
Financial Derivative Instruments - Liabilities
Over the counter	$(310)	$0	$(1,487)	$0	$36	$1,453	$0	$0	$(308)	$(6)

Totals	$803,557	$882,972	$(95,558)	$702	$1,791	$15,717	$175	$(16,972)	$1,592,384	$14,691

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$205,591	Discounted Cash Flow	Discount Rate	8.897 - 20.050	12.802

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2024 (Unaudited)

	75,921	Indicative Market Quotation	Broker Quote	91.500	—
	26,614	Proxy Pricing	Base Price	100.000	—
	2,500	Recent Transaction	Purchase Price	100.000	—
	17,462	Third Party Vendor	Broker Quote	99.500	—
Corporate Bonds & Notes
Banking & Finance	782	Discounted Cash Flow	Discount Rate	10.000	—
	22,627	Discounted Cash Flow	Discount Rate	6.722 - 7.304	6.888
	268	Proxy pricing	Base Price	101.339	—
Industrials	27,549	Indicative Market Quotation	Broker Quote	98.143 - 99.815	98.979
U.S. Government Agencies	41,711	Proxy Pricing	Base Price	100.934	—
Non-Agency Mortgage-Backed Securities	246,434	Discounted Cash Flow	Discount Rate	6.775 - 20.000	8.161
	17,426	Fair Valuation Of Odd Lot Positions	Adjustment factor	2.500	—
	739,752	Proxy Pricing	Base Price	0.000 - 100.418	87.929
Asset-Backed Securities	131,633	Discounted Cash Flow	Discount Rate	6.370 - 24.000	22.048
	4,708	Fair Valuation Of Odd Lot Positions	Adjustment factor	2.500	—
Common Stocks
Industrials	31,714	Indicative Market Quotation	Broker Quote	$23.375	—
Financial Derivative Instruments- Liabilities
Over the counter	(308)	Indicative Market Quotation	Broker Quote	96.000	—

Total	$1,592,384

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.6% ¤
CORPORATE BONDS & NOTES 20.6%
BANKING & FINANCE 8.3%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,450
Ally Financial, Inc. 6.848% due 01/03/2030 •	600	617
American Tower Corp.
3.375% due 10/15/2026	800	764
3.950% due 03/15/2029	200	189
5.800% due 11/15/2028	800	816
Antares Holdings LP 6.500% due 02/08/2029	900	887
Athene Global Funding
5.516% due 03/25/2027	800	802
5.620% due 05/08/2026	300	300
5.684% due 02/23/2026	700	702
Bank of America Corp.
4.948% due 07/22/2028 •	800	794
5.933% due 09/15/2027 •	300	303
Blackstone Secured Lending Fund 5.875% due 11/15/2027	1,100	1,092
Blue Owl Credit Income Corp. 6.600% due 09/15/2029	200	197
Blue Owl Finance LLC 6.250% due 04/18/2034	900	903
Brixmor Operating Partnership LP 5.500% due 02/15/2034	400	393
Brown & Brown, Inc. 5.650% due 06/11/2034	600	597
Cantor Fitzgerald LP 7.200% due 12/12/2028	500	514
Citigroup, Inc. 5.174% due 02/13/2030 •	600	597
Citizens Financial Group, Inc. 6.645% due 04/25/2035 •	1,300	1,344
CNO Global Funding 5.875% due 06/04/2027	1,200	1,205
EPR Properties 4.500% due 04/01/2025	1,500	1,484
Equinix, Inc. 2.500% due 05/15/2031	500	419
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	387
F&G Global Funding 5.875% due 06/10/2027	600	597
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	181
3.815% due 11/02/2027	200	188
5.800% due 03/05/2027	1,500	1,501
5.800% due 03/08/2029	700	698
Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •	4,100	4,174
6.754% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,612
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,351
Healthpeak OP LLC 3.500% due 07/15/2029	1,300	1,201
Hudson Pacific Properties LP 5.950% due 02/15/2028	200	170
Jefferies Financial Group, Inc. 6.200% due 04/14/2034	1,400	1,419
Kilroy Realty LP 6.250% due 01/15/2036	200	190
LPL Holdings, Inc. 5.700% due 05/20/2027	1,000	1,004
LXP Industrial Trust 6.750% due 11/15/2028	600	623
Morgan Stanley
5.123% due 02/01/2029 •	1,000	996
5.652% due 04/13/2028 •	600	606
5.656% due 04/18/2030 •	500	509
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~	2,200	2,209

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,638
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,476
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	600	581
Radian Group, Inc. 6.200% due 05/15/2029	600	606
Sammons Financial Group, Inc. 6.875% due 04/15/2034	600	616
Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,566
7.660% due 11/09/2031 •	1,200	1,301
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,317
2.328% due 07/15/2052	1,700	1,527
Sixth Street Lending Partners 6.500% due 03/11/2029	300	297
TPG Operating Group Co. 5.875% due 03/05/2034	600	603
U.S. Bancorp 5.836% due 06/12/2034 •	900	913
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,474
6.303% due 10/23/2029 •	1,000	1,038
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,735

		52,673

INDUSTRIALS 6.4%
American Airlines Pass-Through Trust
3.000% due 04/15/2030	777	716
3.150% due 08/15/2033	1,644	1,469
3.500% due 08/15/2033	391	344
4.000% due 01/15/2027	111	108
Amgen, Inc. 5.250% due 03/02/2033	1,000	998
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,300	1,235
6.125% due 11/21/2026	200	202
Becton Dickinson & Co. 4.874% due 02/08/2029	200	199
Boeing Co.
6.259% due 05/01/2027	300	302
6.298% due 05/01/2029	400	406
6.388% due 05/01/2031	400	407
6.528% due 05/01/2034	200	205
6.858% due 05/01/2054	300	308
7.008% due 05/01/2064	200	205
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	200	188
British Airways Pass-Through Trust
2.900% due 09/15/2036	715	619
3.350% due 12/15/2030	728	681
Broadcom, Inc.
3.137% due 11/15/2035	707	566
3.187% due 11/15/2036	500	396
CDW LLC 4.125% due 05/01/2025	1,400	1,378
Constellation Brands, Inc. 4.800% due 01/15/2029	300	296
Cox Communications, Inc. 3.500% due 08/15/2027	600	567
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,700	1,572
Energy Transfer LP
4.950% due 05/15/2028	1,600	1,576
6.050% due 12/01/2026	900	912
Essential Utilities, Inc. 5.375% due 01/15/2034	200	197
GXO Logistics, Inc. 6.250% due 05/06/2029	1,400	1,425
HCA, Inc. 5.200% due 06/01/2028	1,450	1,445
Hyundai Capital America 6.512% due 08/04/2025 •	1,300	1,306
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,569
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,268	1,097
Las Vegas Sands Corp. 5.900% due 06/01/2027	1,500	1,508
Marvell Technology, Inc. 5.750% due 02/15/2029	925	945

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

Oracle Corp. 3.850% due 04/01/2060	1,300	895
Owens Corning 3.400% due 08/15/2026	1,600	1,537
Philip Morris International, Inc. 5.125% due 02/13/2031	1,000	990
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,318
Southern Co. 3.700% due 04/30/2030	1,400	1,291
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,000	938
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031	135	119
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	675	672
T-Mobile USA, Inc.
5.050% due 07/15/2033	200	196
5.750% due 01/15/2034	1,850	1,903
TD Synnex Corp. 6.100% due 04/12/2034	500	502
Tyson Foods, Inc.
5.400% due 03/15/2029	300	300
5.700% due 03/15/2034	300	299
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,535	1,332
3.100% due 01/07/2030	920	855
4.150% due 02/25/2033	915	860
VMware, Inc. 1.800% due 08/15/2028	1,800	1,577

		40,931

UTILITIES 5.9%
AES Corp. 5.450% due 06/01/2028	500	499
Alabama Power Co. 1.450% due 09/15/2030	1,100	897
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,215
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,347
Avangrid, Inc. 3.800% due 06/01/2029	1,100	1,024
Constellation Energy Generation LLC 6.125% due 01/15/2034	600	626
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,364
Entergy Mississippi LLC 5.000% due 09/01/2033	800	776
Eversource Energy 5.450% due 03/01/2028	500	502
FirstEnergy Pennsylvania Electric Co. 4.300% due 01/15/2029	1,400	1,348
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	990
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,021
Liberty Utilities Co. 5.577% due 01/31/2029	2,000	2,009
Louisville Gas & Electric Co. 5.450% due 04/15/2033	200	201
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,194
Narragansett Electric Co. 5.350% due 05/01/2034	600	594
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	940
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,365
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,433
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,350
Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,556
4.550% due 07/01/2030	1,500	1,422
5.550% due 05/15/2029	500	501
6.100% due 01/15/2029	1,200	1,229
6.950% due 03/15/2034	600	647
PacifiCorp 5.450% due 02/15/2034	600	593
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	700	700
Public Service Enterprise Group, Inc. 5.450% due 04/01/2034	300	297

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

San Diego Gas & Electric Co. 2.950% due 08/15/2051	1,700	1,102
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,273
3.700% due 08/01/2025	1,600	1,568
4.700% due 06/01/2027	1,500	1,479
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,630
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,336
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,445

		37,473

Total Corporate Bonds & Notes (Cost $140,104)		131,077

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,192

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	1,400	1,342

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	857

Total Municipal Bonds & Notes (Cost $3,800)		3,391

U.S. GOVERNMENT AGENCIES 49.0%
CoBank ACB 7.250% due 07/01/2029 •(c)	2,200	2,237
Fannie Mae
4.763% due 12/25/2042 ~	126	123
5.498% due 12/25/2036 •	38	37
5.717% due 01/01/2035 •	46	46
5.956% due 09/01/2035 •	7	7
6.081% due 05/25/2035 ~	19	20
6.104% due 12/25/2047 •	1,467	1,451
6.314% due 07/01/2044 •	21	21
6.336% due 05/01/2038 •	232	238
6.500% due 06/25/2044	25	25
6.774% due 04/01/2041 •	4	4
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	11,704
Freddie Mac
0.800% due 10/28/2026 (g)	6,100	5,573
4.000% due 06/01/2030 - 04/01/2048	534	505
4.500% due 02/01/2029	31	30
5.000% due 12/01/2039 - 07/01/2040	31	30
5.500% due 12/01/2036 - 07/01/2039	275	277
6.000% due 11/01/2029 - 08/01/2038	920	942
6.198% due 08/15/2036 •	288	289
6.353% due 02/25/2045 •	44	42
6.733% due 07/01/2030 •	4	4
8.000% due 11/01/2025 - 06/15/2030	61	64
Ginnie Mae
3.000% due 03/20/2052	10,731	9,354
3.625% (H15T1Y + 1.500%) due 09/20/2025 ~	7	7
3.625% due 07/20/2027 - 07/20/2030 •	27	27
3.750% due 12/20/2029 •	42	41
3.875% due 05/20/2027 - 06/20/2027 •	15	15
4.000% due 07/20/2027 •	28	28
4.000% due 09/15/2049 - 02/15/2050	170	158
4.500% due 04/20/2048 - 12/20/2053	2,554	2,436
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 01/20/2026 ~	1	1
4.625% due 02/20/2027 •	8	8
5.000% due 07/15/2034 - 07/20/2049	1,894	1,885
5.841% due 07/20/2062 ~	317	316
5.897% due 02/20/2067 •	236	236
5.899% due 06/20/2065 •	512	511
5.952% due 10/20/2062 •	1,064	1,063
6.037% due 07/20/2065 - 10/20/2065 •	1,889	1,884
6.087% due 11/20/2065 •	61	61
6.187% due 08/20/2066 •	704	704
6.237% due 05/20/2066 - 07/20/2066 •	2,388	2,387
6.337% due 04/20/2066 •	283	283
6.357% due 07/20/2065 •	1,254	1,256
6.859% due 11/20/2067 •	946	952
Ginnie Mae, TBA 4.000% due 07/01/2054	18,500	17,097

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,385
3.875% due 03/15/2028	2,600	2,545
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 07/01/2052	58,672	49,994
3.500% due 01/01/2026 - 05/01/2035	5,884	5,629
4.000% due 03/01/2026 - 06/01/2049	741	695
4.500% due 07/01/2024 - 12/01/2040	214	208
5.000% due 04/01/2053 - 06/01/2053	20,860	20,171
5.500% due 01/01/2025 - 02/01/2040	709	711
6.000% due 10/01/2032 - 01/01/2039	706	723
6.500% due 07/01/2031 - 10/01/2037	5	4
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2054	16,100	12,606
2.500% due 08/01/2054	25,100	20,520
3.500% due 08/01/2054	23,950	21,203
4.000% due 07/01/2054	28,600	26,172
4.500% due 08/01/2054	33,450	31,546
5.000% due 07/01/2054	46,700	45,138
5.500% due 08/01/2054	7,300	7,199

Total U.S. Government Agencies (Cost $321,534)		310,828

U.S. TREASURY OBLIGATIONS 43.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	11,933
1.875% due 02/15/2041	1,100	753
2.000% due 11/15/2041	700	481
2.250% due 05/15/2041	6,300	4,560
2.375% due 02/15/2042	1,700	1,238
2.500% due 02/15/2045	880	628
2.750% due 11/15/2042	700	537
2.875% due 05/15/2043 (g)	1,800	1,398
3.000% due 05/15/2042	400	321
3.000% due 05/15/2045	12,810	9,961
3.125% due 02/15/2043 (g)	2,400	1,944
3.125% due 08/15/2044	1,200	959
3.250% due 05/15/2042	7,600	6,322
3.375% due 08/15/2042	26,700	22,560
3.375% due 05/15/2044	500	417
3.625% due 08/15/2043	2,300	1,999
3.625% due 02/15/2044	1,500	1,300
3.750% due 11/15/2043	1,300	1,149
3.875% due 05/15/2043 (e)	9,200	8,304
4.000% due 11/15/2042	5,300	4,886
4.375% due 08/15/2043 (e)	18,900	18,249
4.500% due 02/15/2044	3,700	3,631
4.750% due 02/15/2041	160	164
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2032	6,107	5,290
0.250% due 01/15/2025	3,574	3,500
0.625% due 07/15/2032	7,445	6,679
1.125% due 01/15/2033	10,598	9,811
1.250% due 04/15/2028	6,689	6,462
1.750% due 01/15/2034 (e)	15,197	14,753
2.375% due 10/15/2028 (e)	2,149	2,178
U.S. Treasury Notes
1.250% due 04/30/2028	2,700	2,399
1.250% due 09/30/2028	2,600	2,285
2.875% due 08/15/2028	2,600	2,450
3.500% due 04/30/2028	4,500	4,353
3.625% due 03/31/2030	2,600	2,504
3.750% due 05/31/2030	2,600	2,518
3.750% due 06/30/2030	6,300	6,099
4.000% due 06/30/2028 (g)	1,900	1,872
4.000% due 02/28/2030	2,600	2,554
4.000% due 02/15/2034 (e)	42,600	41,359
4.125% due 07/31/2028	1,900	1,880
4.125% due 08/31/2030	3,700	3,654
4.250% due 02/28/2029 (e)	28,900	28,775
4.375% due 11/30/2030	7,200	7,207
4.625% due 09/30/2028	4,600	4,640
4.625% due 09/30/2030	3,600	3,651
4.875% due 10/31/2028	2,600	2,649
4.875% due 10/31/2030	3,600	3,702
U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	13
0.000% due 08/15/2041 (a)	370	164
0.000% due 11/15/2041 (a)	180	78
0.000% due 02/15/2042 (a)	380	164
0.000% due 05/15/2042 (a)	270	115
0.000% due 08/15/2042 (a)	1,970	826
0.000% due 11/15/2042 (a)	450	186

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $302,314)		278,464

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%
Angel Oak Mortgage Trust 6.197% due 01/25/2069 þ	751	751
Ashford Hospitality Trust 6.626% due 06/15/2035 •	337	335
BAMLL Commercial Mortgage Securities Trust 6.493% due 09/15/2038 •	1,800	1,709
Banc of America Funding Trust 5.558% due 05/25/2035 ~	94	85
BANK
3.432% due 05/15/2062	690	662
3.506% due 03/15/2064 ~	1,500	1,322
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	2,300	2,222
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,433	1,189
Bear Stearns Adjustable Rate Mortgage Trust
5.011% due 02/25/2036 «~	41	30
6.290% due 01/25/2035 ~	182	182
6.500% due 04/25/2033 «~	20	19
Bear Stearns ALT-A Trust
4.984% due 09/25/2035 ~	88	51
5.310% due 05/25/2035 ~	429	400
Beast Mortgage Trust 6.629% due 02/15/2037 •	1,600	1,417
BMO Mortgage Trust 6.526% due 05/15/2057 ~	1,200	1,258
BWAY Mortgage Trust 6.693% due 09/15/2036 •	1,800	1,720
BX Trust 6.173% due 10/15/2036 •	1,147	1,132
Chase Home Lending Mortgage Trust 3.250% due 09/25/2064 ~	1,500	1,314
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 10/25/2035 •	147	135
Citigroup Commercial Mortgage Trust 6.623% due 10/15/2036 •	1,700	1,688
Citigroup Mortgage Loan Trust
6.466% due 09/25/2035 •	116	111
7.780% due 10/25/2035 •	30	29
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •	1,700	1,674
Countrywide Home Loan Mortgage Pass-Through Trust
5.069% due 02/20/2035 «~	1	0
7.884% due 02/20/2036 •	44	37
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •	710	662
Credit Suisse First Boston Mortgage Securities Corp. 4.475% due 09/25/2033 ~	477	472
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.215% due 11/25/2061 ~	454	448
3.000% due 11/25/2056 ~	1,255	1,041
3.850% due 09/25/2057 ~	1,595	1,505
6.843% due 07/15/2038 •	1,900	1,730
Cross Mortgage Trust 6.272% due 06/25/2069 þ	1,781	1,787
CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •	1,500	1,465
DBGS Mortgage Trust 6.221% due 06/15/2033 •	2,000	1,860
DOLP Trust 2.956% due 05/10/2041	1,900	1,585
Extended Stay America Trust 6.523% due 07/15/2038 •	4,176	4,163
GCAT Trust 3.000% due 04/25/2052 ~	1,404	1,163
GCT Commercial Mortgage Trust 6.243% due 02/15/2038 •	1,900	1,568
GS Mortgage Securities Trust 3.621% due 10/10/2035	1,400	1,338
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,303	1,034
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,286	1,024
3.000% due 08/26/2052 ~	1,748	1,447
HomeBanc Mortgage Trust 5.960% due 03/25/2035 •	843	639
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	1,263	1,171
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	3	2
IndyMac INDX Mortgage Loan Trust 3.979% due 11/25/2035 ~	500	454

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
6.586% due 06/15/2035 •	1,454	1,362
6.826% due 12/15/2031 •	486	439
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,463	1,167
3.000% due 01/25/2052 ~	1,357	1,126
3.000% due 03/25/2052 ~	1,448	1,201
3.500% due 09/25/2052 ~	1,485	1,281
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	691	681
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,278
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,335
MFA Trust 1.479% due 03/25/2065 ~	329	310
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	327	324
Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,237	1,202
6.613% due 12/15/2038 •	1,700	1,611
Morgan Stanley Mortgage Loan Trust 6.965% due 06/25/2036 ~	901	865
Natixis Commercial Mortgage Securities Trust 6.393% due 08/15/2038 •	1,700	1,605
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •	1,700	1,636
OBX Trust
2.500% due 10/25/2051 ~	1,411	1,123
3.000% due 02/25/2052 ~	1,379	1,141
One New York Plaza Trust 6.393% due 01/15/2036 •	1,500	1,461
Prime Mortgage Trust 5.860% due 02/25/2034 •	21	20
PRPM LLC 3.750% due 03/25/2054 þ	962	919
Residential Funding Mortgage Securities, Inc. Trust 5.835% due 02/25/2036 «~	68	59
Sequoia Mortgage Trust 6.093% due 04/19/2027 «•	73	69
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •	1,000	948
SREIT Trust 6.143% due 10/15/2038 •	1,700	1,676
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	199	189
Structured Asset Mortgage Investments Trust 6.113% due 09/19/2032 •	15	14
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	1,383	1,295
UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,915	1,524
2.500% due 12/25/2051 ~	1,350	1,073
3.000% due 01/25/2052 ~	1,537	1,274
5.000% due 09/25/2051 •	1,402	1,307
5.000% due 11/25/2051 •	1,415	1,314
VASA Trust 6.343% due 07/15/2039 •	1,900	1,761
WaMu Mortgage Pass-Through Certificates Trust 6.040% due 10/25/2045 •	69	66
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~	1,500	1,316

Total Non-Agency Mortgage-Backed Securities (Cost $89,410)		82,002

ASSET-BACKED SECURITIES 6.9%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	2,000	2,053
BDS Ltd. 7.142% due 03/19/2039 •	3,100	3,086
DLLMT LLC 5.780% due 11/20/2025	451	451
EMC Mortgage Loan Trust 6.200% due 05/25/2040 •	216	215
Enterprise Fleet Financing LLC 5.740% due 12/20/2026	2,100	2,106
FCCU Auto Receivables Trust 5.460% due 04/15/2030	500	502
Flagship Credit Auto Trust
4.030% due 12/15/2026	868	864
5.640% due 03/15/2028	2,200	2,199
Fremont Home Loan Trust 5.520% due 01/25/2037 •	39	17
FS Rialto Issuer LLC 7.233% due 01/19/2039 •	1,900	1,905

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

GLS Auto Select Receivables Trust 5.580% due 06/17/2030	800	801
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	1,200	1,205
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,560
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,574
MF1 LLC
7.076% due 03/19/2039 •	1,200	1,199
7.489% due 06/19/2037 •	2,900	2,905
7.974% due 09/17/2037 •	1,400	1,405
Morgan Stanley IXIS Real Estate Capital Trust 5.510% due 11/25/2036 •	12	4
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,209	1,029
Navient Private Education Loan Trust 6.893% due 07/16/2040 •	819	822
Octane Receivables Trust 5.880% due 06/20/2031	1,062	1,063
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.705% due 01/25/2036 •	73	73
Ready Capital Mortgage Financing LLC 6.985% due 01/25/2037 •	1,301	1,298
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027	1,225	1,225
SBA Tower Trust 3.869% due 10/15/2049 þ	1,900	1,888
SBNA Auto Lease Trust
5.700% due 03/15/2027	300	300
6.510% due 04/20/2027	1,700	1,720
Securitized Asset-Backed Receivables LLC Trust 5.580% due 12/25/2036 •	565	126
SMB Private Education Loan Trust 6.433% due 06/17/2052 •	986	988
Structured Asset Investment Loan Trust
6.360% due 09/25/2034 •	143	136
6.585% due 07/25/2033 •	911	919
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,479	1,212
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,400	1,417
Towd Point HE Trust 0.918% due 02/25/2063 ~	306	294
Veros Auto Receivables Trust 7.120% due 11/15/2028	302	303
VMC Finance LLC 7.233% due 02/18/2039 •	3,043	3,036
Volkswagen Auto Lease Trust 5.810% due 10/20/2026	1,600	1,607
VStrong Auto Receivables Trust 5.790% due 08/16/2027	500	500

Total Asset-Backed Securities (Cost $44,924)		44,007

SHORT-TERM INSTRUMENTS 1.8%
COMMERCIAL PAPER 1.7%
Crown Castle, Inc. 5.840% due 07/30/2024	1,500	1,492
Intel Corp. 5.520% due 07/09/2024	3,000	2,995
Intercontinental Exchange, Inc.
5.510% due 07/15/2024	850	848
5.510% due 07/24/2024	500	498
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024	1,400	1,396
L3Harris Technologies, Inc.
5.550% due 07/29/2024	400	398
5.600% due 07/11/2024	2,100	2,096

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

NextEra Energy Capital Holdings, Inc. 5.570% due 08/12/2024	1,000	993

		10,716

REPURCHASE AGREEMENTS (d) 0.1%		597

Total Short-Term Instruments (Cost $11,317)		11,313

Total Investments in Securities (Cost $913,403)		861,082

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short Asset Portfolio	1,925,797	18,784
PIMCO Short-Term Floating NAV Portfolio III	398,835	3,880

Total Short-Term Instruments (Cost $23,058)		22,664

Total Investments in Affiliates (Cost $23,058)		22,664

Total Investments 139.2% (Cost $936,461)		$883,746
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $2,900)		1,101
Other Assets and Liabilities, net (39.4)%		(249,766)

Net Assets 100.0%		$635,081

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$597	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(609)	$597	$597

Total Repurchase Agreements	$(609)	$597	$597

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	5.460%	06/18/2024	07/02/2024	$(15,537)	$(15,568)
5.480	06/20/2024	07/02/2024	(29,703)	(29,753)
SGY	5.520	06/27/2024	07/03/2024	(30,096)	(30,114)

Total Reverse Repurchase Agreements	$(75,435)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.420%	05/06/2024	07/24/2024	$(1,331)	$(1,342)

Total Sale-Buyback Transactions	$(1,342)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2054	$27,100	$(23,253)	$(23,077)

Total Short Sales (3.6)%	$(23,253)	$(23,077)

(e)	Securities with an aggregate market value of $75,540 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(16,582) at a weighted average interest rate of 5.357%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	189	$38,597	$48	$0	$(5)
U.S. Treasury 5-Year Note September Futures	09/2024	272	28,989	87	0	(30)
U.S. Treasury 10-Year Note September Futures	09/2024	186	20,457	180	0	(49)

$315	$0	$(84)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	530	$(60,172)	$(916)	$257	$0
U.S. Treasury Long-Term Bond September Futures	09/2024	223	(26,384)	(217)	223	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	103	(12,910)	(144)	170	0

$(1,277)	$650	$0

Total Futures Contracts	$(962)	$650	$(84)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	1.068%	$500	$62	$17	$79	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.830	1,800	(9)	15	6	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	1,800	(12)	15	3	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	1,800	12	19	31	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	1,700	23	12	35	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	630	125	(57)	68	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	805	97	25	122	1	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.223	1,600	(18)	48	30	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404	1,700	39	(15)	24	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	300	0	5	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.58	0	100	0	2	2	0	0

$319	$86	$405	$2	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.020%	Annual	11/08/2024	$4,800	$(31)	$(86)	$(117)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	6,300	(49)	(109)	(158)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	5,200	(18)	(366)	(384)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(627)	(668)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(155)	(168)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,200	(9)	(23)	(32)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	16,500	(40)	(159)	(199)	0	(27)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	2,500	(16)	(143)	(159)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	700	(3)	(16)	(19)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	21,900	129	148	277	76	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	166	476	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	1,800	(8)	(55)	(63)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	600	(2)	(18)	(20)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	439	439	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	17,800	0	581	581	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	114	114	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	143	143	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	300	(1)	(8)	(9)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,000	(7)	(46)	(53)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	600	(2)	(9)	(11)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,600	(7)	16	9	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	900	(3)	(2)	(5)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	500	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	4	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	800	(3)	12	9	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	300	(1)	5	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	1,700	(7)	60	53	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033	22,000	0	429	429	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	11	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	13	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	38	33	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	43	37	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	37	33	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	500	(2)	(10)	(12)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	2,900	(13)	(87)	(100)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	600	(2)	6	4	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	600	(2)	7	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	2,600	(9)	43	34	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	1,900	(6)	24	18	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	1,600	(5)	33	28	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(7)	(12)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	126	177	63	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	0	(4)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,110	4,642	174	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	200	(1)	(17)	(18)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	200	(1)	1	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	5,700	(2)	253	251	100	0

						$2,685	$2,926	$5,611	$796	$(193)

Total Swap Agreements						$3,004	$3,012	$6,016	$798	$(194)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

(g)							Securities with an aggregate market value of $5,888 and cash of $5,063 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)							This instrument has a forward starting effective date.
(h)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	1,100	$(5)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	1,100	(5)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	400	(2)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,600	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,600	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	2,300	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	2,300	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	2,100	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	2,100	(8)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	1,300	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	1,300	(5)	(8)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	2,100	(5)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	2,100	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	800	(3)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,200	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	1,500	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,500	(6)	(9)

Total Written Options							$(104)	$(69)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2024 (Unaudited)

(1)				Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52,673	$0	$52,673
Industrials	0	40,931	0	40,931
Utilities	0	37,473	0	37,473
Municipal Bonds & Notes
Illinois	0	1,192	0	1,192
Louisiana	0	1,342	0	1,342
West Virginia	0	857	0	857
U.S. Government Agencies	0	310,828	0	310,828
U.S. Treasury Obligations	0	278,464	0	278,464
Non-Agency Mortgage-Backed Securities	0	81,823	179	82,002
Asset-Backed Securities	0	44,007	0	44,007
Short-Term Instruments
Commercial Paper	0	10,716	0	10,716
Repurchase Agreements	0	597	0	597

	$0	$860,903	$179	$861,082
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,664	$0	$0	$22,664

Total Investments	$22,664	$860,903	$179	$883,746

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(23,077)	$0	$(23,077)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,448	$0	$1,448

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(278)	0	(278)
Over the counter	0	(69)	0	(69)

	$0	$(347)	$0	$(347)

Total Financial Derivative Instruments	$0	$1,101	$0	$1,101

Totals	$22,664	$838,927	$179	$861,770

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.5% ¤
CORPORATE BONDS & NOTES 41.0%
BANKING & FINANCE 22.3%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$500	$467
5.100% due 01/19/2029		500	495
6.100% due 01/15/2027		300	305
Air Lease Corp. 5.300% due 06/25/2026		600	598
Ally Financial, Inc. 6.848% due 01/03/2030 •		400	411
American Express Co. 6.338% due 10/30/2026 •		500	505
American Honda Finance Corp. 6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~		400	401
American Tower Corp. 3.900% due 05/16/2030	EUR	600	641
Athene Global Funding
5.339% due 01/15/2027		$500	500
5.583% due 01/09/2029		700	703
Aviation Capital Group LLC
5.375% due 07/15/2029		100	99
5.500% due 12/15/2024		1,000	998
Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	497
6.375% due 05/04/2028		500	508
Banco Santander SA 5.552% due 03/14/2028 •		400	399
Bank of America Corp.
3.559% due 04/23/2027 •		100	97
3.974% due 02/07/2030 •		500	474
4.376% due 04/27/2028 •		500	488
5.933% due 09/15/2027 •		600	607
Barclays PLC
6.862% (SOFRRATE + 1.490%) due 03/12/2028 ~		500	505
7.252% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	408
7.437% due 11/02/2033 •		600	660
BGC Group, Inc. 6.600% due 06/10/2029		600	597
BNP Paribas SA 5.497% due 05/20/2030 •		500	498
BPCE SA
5.716% due 01/18/2030 •		500	499
6.714% due 10/19/2029 •		500	519
Cantor Fitzgerald LP 7.200% due 12/12/2028		500	514
Capital One Financial Corp. 5.700% due 02/01/2030 •		300	302
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,110
Charles Schwab Corp. 6.196% due 11/17/2029 •		200	208
Citibank NA
5.488% due 12/04/2026		400	402
5.864% due 09/29/2025		300	302
Citigroup, Inc.
5.174% due 02/13/2030 •		100	99
6.843% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,011
Consumers 2023 Securitization Funding LLC 5.210% due 09/01/2031		500	503
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		500	500
5.500% due 07/18/2025		400	401
5.564% due 02/28/2029 •		300	301
Corebridge Global Funding 5.750% due 07/02/2026		100	100
Credit Agricole SA
6.242% (SOFRRATE + 0.870%) due 03/11/2027 ~		500	501
6.316% due 10/03/2029 •		300	308
Crown Castle, Inc.
3.800% due 02/15/2028		500	474
5.600% due 06/01/2029		100	101
Deutsche Bank AG
3.961% due 11/26/2025 •		1,400	1,388

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

6.819% due 11/20/2029 •		500	520
EPR Properties 4.500% due 04/01/2025		1,400	1,385
Equinix, Inc. 2.500% due 05/15/2031		1,200	1,006
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		300	300
7.350% due 11/04/2027		300	313
FS KKR Capital Corp. 6.875% due 08/15/2029		700	694
General Motors Financial Co., Inc. 6.714% (SOFRINDX + 1.350%) due 05/08/2027 ~		500	504
Globe Life, Inc. 2.150% due 08/15/2030		700	563
Goldman Sachs Bank USA 6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		600	600
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		500	497
7.336% (US0003M + 1.750%) due 10/28/2027 ~		900	928
Golub Capital BDC, Inc. 7.050% due 12/05/2028		500	511
HSBC Holdings PLC
2.013% due 09/22/2028 •		400	359
7.390% due 11/03/2028 •		1,000	1,058
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	848
ING Groep NV 4.017% due 03/28/2028 •		800	772
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,120
4.005% due 04/23/2029 •		100	96
5.299% due 07/24/2029 •		500	502
6.070% due 10/22/2027 •		500	509
6.559% (SOFRRATE + 1.200%) due 01/23/2028 ~		100	101
JPMorgan Chase Bank NA 6.371% (SOFRRATE + 1.000%) due 12/08/2026 ~		500	507
Kilroy Realty LP 6.250% due 01/15/2036		300	285
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,189
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,388
MassMutual Global Funding 5.050% due 12/07/2027		$600	600
Morgan Stanley
5.123% due 02/01/2029 •		500	498
5.449% due 07/20/2029 •		500	503
5.652% due 04/13/2028 •		300	303
5.656% due 04/18/2030 •		200	203
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		900	904
Morgan Stanley Bank NA 6.436% (SOFRRATE + 1.080%) due 01/14/2028 ~		500	504
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	867
Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		300	300
5.450% due 12/12/2028		500	503
Nationwide Building Society 6.557% due 10/18/2027 •		500	510
NatWest Group PLC 5.583% due 03/01/2028 •		500	501
New York Life Global Funding 5.936% due 01/16/2026 •		500	501
Newmark Group, Inc. 7.500% due 01/12/2029		500	514
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		200	183
Nomura Holdings, Inc.
2.172% due 07/14/2028		100	88
6.181% due 01/18/2033		300	312
Northwestern Mutual Global Funding 4.900% due 06/12/2028		500	497
Nuveen LLC 5.550% due 01/15/2030		500	503
Omega Healthcare Investors, Inc. 5.250% due 01/15/2026		1,400	1,387
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	957
Protective Life Global Funding 5.467% due 12/08/2028		500	506
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		400	414
RGA Global Funding
5.448% due 05/24/2029		100	100
5.500% due 01/11/2031		500	500

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

Royal Bank of Canada
4.875% due 01/19/2027		500	497
4.900% due 01/12/2028		300	298
Santander Holdings USA, Inc. 6.499% due 03/09/2029 •		400	408
SBA Tower Trust 2.328% due 07/15/2052		900	809
Societe Generale SA 1.792% due 06/09/2027 •		1,200	1,107
Standard Chartered PLC
3.971% due 03/30/2026 •		800	789
6.750% due 02/08/2028 •		100	103
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,199
Sumitomo Mitsui Financial Group, Inc. 1.902% due 09/17/2028		900	789
Sun Communities Operating LP 5.500% due 01/15/2029		700	700
UBS AG 7.500% due 02/15/2028		300	321
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,107
4.194% due 04/01/2031 •		$300	280
5.428% due 02/08/2030 •		700	699
6.246% due 09/22/2029 •		500	514
6.442% due 08/11/2028 •		300	308
Wells Fargo & Co.
2.393% due 06/02/2028 •		500	461
3.526% due 03/24/2028 •		800	763
6.303% due 10/23/2029 •		500	519
Wells Fargo Bank NA 6.442% (SOFRRATE + 1.070%) due 12/11/2026 ~		500	506

			62,794

INDUSTRIALS 11.3%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		700	697
American Airlines Pass-Through Trust
3.200% due 12/15/2029		782	727
3.500% due 08/15/2033		1,018	895
Amgen, Inc. 5.750% due 03/02/2063		500	490
BAT Capital Corp. 6.343% due 08/02/2030		500	522
Bayer U.S. Finance LLC
4.375% due 12/15/2028		1,200	1,140
6.375% due 11/21/2030		200	205
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		900	574
Boardwalk Pipelines LP 3.400% due 02/15/2031		500	439
Boeing Co.
2.196% due 02/04/2026		500	470
5.930% due 05/01/2060		400	358
Broadcom, Inc. 3.469% due 04/15/2034		1,200	1,023
Cheniere Energy Partners LP 3.250% due 01/31/2032		500	427
Cheniere Energy, Inc. 5.650% due 04/15/2034		500	501
Cigna Group 5.000% due 05/15/2029		500	498
Constellation Brands, Inc. 4.800% due 01/15/2029		375	370
CVS Health Corp. 5.250% due 01/30/2031		400	396
Daimler Truck Finance North America LLC
5.000% due 01/15/2027		500	497
6.334% (SOFRRATE + 0.960%) due 09/25/2027 ~		600	601
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		913	830
Energy Transfer LP
5.550% due 05/15/2034		500	495
6.100% due 12/01/2028		200	206
Expedia Group, Inc. 3.250% due 02/15/2030		800	722
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026		1,200	1,094
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		200	204
6.510% due 02/23/2042		300	312
HCA, Inc. 5.450% due 04/01/2031		500	500
Hyatt Hotels Corp. 5.250% due 06/30/2029		600	595

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

Hyundai Capital America
1.000% due 09/17/2024		450	445
5.250% due 01/08/2027		400	399
5.950% due 09/21/2026		500	504
6.500% due 01/16/2029		600	627
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,196
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,189	1,029
Kenvue, Inc. 5.500% due 03/22/2025		300	300
Marriott International, Inc. 5.550% due 10/15/2028		500	507
Mercedes-Benz Finance North America LLC 4.800% due 01/11/2027		500	497
Mondelez International, Inc. 4.625% due 07/03/2031 (b)	CAD	800	583
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		$1,100	1,051
Oracle Corp. 6.150% due 11/09/2029		300	314
Paramount Global 2.900% due 01/15/2027		100	92
Philip Morris International, Inc. 3.750% due 01/15/2031	EUR	500	532
Roche Holdings, Inc. 4.790% due 03/08/2029		$500	499
Solvay Finance America LLC 5.650% due 06/04/2029		600	604
Southern Co. 3.700% due 04/30/2030		1,000	922
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,429	1,340
T-Mobile USA, Inc.
2.050% due 02/15/2028		100	90
4.800% due 07/15/2028		300	296
Thames Water Utilities Finance PLC 6.500% due 02/09/2032	GBP	300	335
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$970	841
3.450% due 06/01/2029		184	173
UnitedHealth Group, Inc. 4.250% due 01/15/2029		800	779
VMware, Inc. 1.800% due 08/15/2028		1,000	876
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		900	855
Zimmer Biomet Holdings, Inc. 5.350% due 12/01/2028		500	503

			31,977

UTILITIES 7.4%
AES Corp. 5.450% due 06/01/2028		400	399
Alliant Energy Finance LLC 5.400% due 06/06/2027		600	602
Ameren Corp. 5.000% due 01/15/2029		500	495
Avangrid, Inc. 3.150% due 12/01/2024		500	494
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,077
DTE Energy Co. 5.100% due 03/01/2029		500	496
Duke Energy Carolinas LLC 2.550% due 04/15/2031		1,200	1,023
Enel Finance International NV
1.375% due 07/12/2026		1,000	926
2.250% due 07/12/2031		1,000	816
Entergy Corp. 2.950% due 09/01/2026		2,700	2,563
EPH Financing International AS 6.651% due 11/13/2028	EUR	400	445
Exelon Corp. 5.150% due 03/15/2028		$500	499
Florida Power & Light Co. 5.050% due 04/01/2028		600	602
FORESEA Holding SA 7.500% due 06/15/2030		236	220
IPALCO Enterprises, Inc. 5.750% due 04/01/2034		300	298
MidAmerican Energy Co. 2.700% due 08/01/2052		1,000	603
Monongahela Power Co. 3.550% due 05/15/2027		1,400	1,335

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	957
2.150% due 10/01/2031	900	723
PacifiCorp 5.300% due 02/15/2031	900	897
Rio Oil Finance Trust 9.750% due 01/06/2027	1,083	1,119
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	1,500	1,438
Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,188
4.875% due 02/01/2027	300	298
5.150% due 06/01/2029	100	100
Verizon Communications, Inc. 2.850% due 09/03/2041	900	631
Virginia Power Fuel Securitization LLC 5.088% due 05/01/2029	500	498

		20,742

Total Corporate Bonds & Notes (Cost $120,955)		115,513

MUNICIPAL BONDS & NOTES 1.1%
LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	800	767

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,100	1,067

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	400	401

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	857

Total Municipal Bonds & Notes (Cost $3,300)		3,092

U.S. GOVERNMENT AGENCIES 55.5%
Fannie Mae
0.000% due 02/25/2033 •	2,272	1,888
3.000% due 10/25/2040	501	468
6.336% due 05/01/2038 •	395	406
6.618% due 01/01/2036 •	716	737
Freddie Mac
5.000% due 06/01/2028 - 12/01/2038	279	277
5.300% due 02/24/2025	2,500	2,498
5.375% due 04/24/2025	900	899
5.500% due 05/01/2026 - 04/01/2038	681	681
5.638% due 10/15/2043 •	258	252
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	1,959	1,601
3.000% due 11/15/2049	522	456
4.000% due 09/15/2049	278	259
5.000% due 05/15/2047 - 09/15/2047	92	90
5.794% due 05/20/2047 •	473	449
5.889% due 04/20/2065 •	146	146
5.897% due 02/20/2067 •	582	581
5.907% due 06/20/2067 •	126	125
6.057% due 09/20/2065 •	1,181	1,177
6.187% due 08/20/2066 - 08/20/2067 •	2,234	2,235
6.213% due 03/20/2073 •	595	596
6.237% due 05/20/2066 - 06/20/2066 •	2,516	2,515
6.353% due 12/20/2072 •	406	410
6.383% due 12/20/2073 •	502	507
6.473% due 11/20/2072 •	708	718
6.723% due 06/20/2067 •	1,929	1,945
Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	40,807	34,755
3.500% due 03/01/2048	65	59
4.000% due 11/01/2047 - 10/01/2052	2,686	2,501
4.500% due 01/01/2041 - 05/01/2053	646	613
5.000% due 05/01/2053 - 09/01/2053	1,423	1,379
5.500% due 02/01/2036 - 10/01/2053	715	705
6.000% due 10/01/2053	873	876
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054 - 08/01/2054	10,600	9,705
4.500% due 08/01/2054	9,600	9,054
5.000% due 07/01/2054	16,600	16,045
5.500% due 07/01/2054 - 08/01/2054	50,025	49,335

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

6.000% due 08/01/2054		9,500	9,523

Total U.S. Government Agencies (Cost $159,198)			156,466

U.S. TREASURY OBLIGATIONS 14.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)		9,900	6,251
2.500% due 02/15/2045		5,800	4,139
2.750% due 08/15/2042		400	308
3.125% due 02/15/2043 (j)		1,930	1,563
3.125% due 08/15/2044		4,700	3,758
3.250% due 05/15/2042		2,900	2,412
3.375% due 08/15/2042		100	85
3.750% due 11/15/2043 (j)		2,500	2,210
3.875% due 02/15/2043		1,000	904
3.875% due 05/15/2043 (h)		900	812
4.375% due 08/15/2043		100	97
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024		2,077	2,057
0.125% due 07/15/2031		3,392	2,980
0.125% due 01/15/2032		679	588
0.125% due 02/15/2051		2,288	1,325
0.125% due 02/15/2052		1,014	576
0.250% due 01/15/2025		4,500	4,408
0.250% due 02/15/2050		488	298
0.625% due 07/15/2032		1,942	1,742
0.750% due 02/15/2045		666	499
1.000% due 02/15/2046		265	207
1.000% due 02/15/2049		249	189
2.125% due 04/15/2029		2,534	2,538
2.375% due 01/15/2025		832	824

Total U.S. Treasury Obligations (Cost $48,991)			40,770

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
Ashford Hospitality Trust 6.626% due 06/15/2035 •		562	558
Banc of America Funding Trust 5.558% due 05/25/2035 ~		478	434
Bear Stearns Adjustable Rate Mortgage Trust 6.375% due 02/25/2033 «~		1	1
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		476	423
Chase Mortgage Finance Trust 6.425% due 02/25/2037 «~		4	4
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •		311	290
Credit Suisse First Boston Mortgage Securities Corp. 4.475% due 09/25/2033 ~		1	1
Cross Mortgage Trust 6.093% due 04/25/2069 þ		489	488
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	558	699
Eurosail PLC 6.303% due 06/13/2045 •		1,264	1,593
Extended Stay America Trust 6.523% due 07/15/2038 •		$454	454
Ginnie Mae
6.133% due 01/20/2073 •		504	503
6.233% due 11/20/2073 •		1,011	1,015
Great Hall Mortgages PLC 5.763% due 06/18/2039 •		241	240
GS Mortgage Securities Corp. Trust
6.576% due 07/15/2035 •		499	376
8.729% due 08/15/2039 •		800	802
GSR Mortgage Loan Trust 6.167% due 01/25/2035 ~		161	149
HomeBanc Mortgage Trust 5.960% due 03/25/2035 •		215	163
Impac CMB Trust 6.240% due 10/25/2034 •		545	532
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	424
4.128% due 07/05/2031		500	454
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		786	678
5.990% due 07/25/2064 ~		491	491
Landmark Mortgage Securities PLC 5.632% due 04/17/2044 •	GBP	189	233
Ludgate Funding PLC 5.542% due 12/01/2060 •		1,460	1,799
Mansard Mortgages PLC 5.532% due 04/15/2047 •		419	514
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~		$311	288

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust
5.960% due 11/25/2035 •		89	82
6.409% due 01/25/2029 «•		33	31
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		4,662	4,593
Morgan Stanley Capital Trust 3.436% due 12/15/2049		1,237	1,202
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ		438	443
New York Mortgage Trust 3.750% due 02/25/2068 ~		483	445
OBX Trust 3.601% due 04/25/2053 ~		471	453
ONE Park Mortgage Trust 6.143% due 03/15/2036 •		700	681
PRET LLC 3.900% due 10/25/2063 ~		960	918
PRPM LLC
3.750% due 03/25/2054 þ		577	552
6.265% due 12/25/2068 þ		483	483
Resloc U.K. PLC 3.879% due 12/15/2043 •	EUR	2,739	2,854
Ripon Mortgages PLC 6.384% due 08/28/2056 •	GBP	1,300	1,638
Starwood Mortgage Trust 6.543% due 04/15/2034 •		$267	265
Structured Adjustable Rate Mortgage Loan Trust 5.751% due 09/25/2034 ~		626	594
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	500	633
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,135	1,062
4.488% due 02/25/2055 ~		500	475
UWM Mortgage Trust 2.500% due 11/25/2051 ~		999	795
Verus Securitization Trust 6.193% due 03/25/2068 þ		384	384
WaMu Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2045 •		63	59
6.040% due 10/25/2045 •		1,203	1,154

Total Non-Agency Mortgage-Backed Securities (Cost $34,719)			33,402

ASSET-BACKED SECURITIES 3.8%
Carvana Auto Receivables Trust 6.360% due 04/12/2027		181	181
Citizens Auto Receivables Trust 5.840% due 01/18/2028		600	603
Countrywide Asset-Backed Certificates Trust 6.000% due 12/25/2034 •		1,451	1,416
Enterprise Fleet Financing LLC 5.613% due 05/20/2025		346	347
Exeter Automobile Receivables Trust 5.700% due 05/15/2026		700	700
Ford Credit Auto Lease Trust 5.050% due 06/15/2027		500	498
Huntington Auto Trust 5.500% due 03/15/2027		500	500
Merrill Lynch Mortgage Investors Trust 6.255% due 09/25/2035 «•		43	39
Nelnet Student Loan Trust 7.533% due 02/20/2041 •		378	379
Pagaya AI Debt Selection Trust 6.258% due 10/15/2031		561	562
Ready Capital Mortgage Financing LLC 7.897% due 10/25/2039 •		579	582
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027		383	383
SBA Tower Trust 3.869% due 10/15/2049 þ		1,100	1,093
SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		436	435
5.890% due 03/22/2027		269	270
SMB Private Education Loan Trust 2.340% due 09/15/2034		40	39
T-Mobile U.S. Trust 5.050% due 09/20/2029		500	499
Verizon Master Trust 5.000% due 12/20/2028		1,400	1,395

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 6.460% due 10/25/2034 •		675	674

Total Asset-Backed Securities (Cost $10,628)			10,595

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	10,079	464
3.000% due 12/03/2026 (e)		3,658	185
4.000% due 11/30/2028 (e)		6,259	320
4.000% due 08/24/2034 (e)		8,128	398
6.000% due 05/07/2036		$200	195
7.000% due 09/03/2026	MXN	18,000	896
8.500% due 03/01/2029		8,100	417
8.500% due 05/31/2029		700	36
Province of Ontario 1.550% due 11/01/2029	CAD	1,200	781
Province of Quebec 6.350% due 01/30/2026		$600	608
Romania Government International Bond 3.000% due 02/27/2027		900	838
Saudi Government International Bond 4.750% due 01/16/2030		500	492
United Kingdom Gilt
3.750% due 10/22/2053	GBP	600	649
4.375% due 07/31/2054		900	1,085

Total Sovereign Issues (Cost $7,922)			7,364

		SHARES
COMMON STOCKS 0.3%
INDUSTRIALS 0.3%
Drillco Holding Lux SA «(c)(f)		22,807	533
Forsea Holding SA «(c)		17,243	403

Total Common Stocks (Cost $801)			936

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
COMMERCIAL PAPER 0.6%
Keurig Dr Pepper, Inc. 5.510% due 07/19/2024		$500	498
Targa Resources Corp. 6.000% due 07/22/2024		600	598
VW Credit, Inc. 5.570% due 08/21/2024		600	595

			1,691

REPURCHASE AGREEMENTS (g) 0.2%			589

Total Short-Term Instruments (Cost $2,281)			2,280

Total Investments in Securities (Cost $388,795)			370,418

		SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		259,790	2,528

Total Short-Term Instruments (Cost $2,527)			2,528

Total Investments in Affiliates (Cost $2,527)			2,528

Total Investments 132.4% (Cost $391,322)			$372,946
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $(364))			538
Other Assets and Liabilities, net (32.6)%			(91,712)

Net Assets 100.0%			$281,772

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$457	$533	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$589	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(601)	$589	$589

Total Repurchase Agreements	$(601)	$589	$589

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.420%	05/06/2024	07/24/2024	$(799)	$(805)
5.420	05/06/2024	07/31/2024	(2,289)	(2,309)

Total Sale-Buyback Transactions	$(3,114)

(h)	Securities with an aggregate market value of $3,148 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(881) at a weighted average interest rate of 5.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	25	$2,194	$15	$0	$(6)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	11	1,450	(14)	0	(8)
U.S. Treasury 2-Year Note September Futures	09/2024	57	11,640	18	0	(1)
U.S. Treasury 5-Year Note September Futures	09/2024	82	8,739	58	0	(9)
U.S. Treasury 10-Year Note September Futures	09/2024	131	14,408	129	0	(35)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	124	14,078	94	0	(60)

$300	$0	$(119)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	63	$(8,880)	$(81)	$28	$(1)

Total Futures Contracts	$219	$28	$(120)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$1,800	$(11)	$40	$29	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.830	600	2	0	2	1	0
Boeing Co.	1.000	Quarterly	12/20/2027	1.120	600	(4)	2	(2)	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385	300	2	(7)	(5)	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.422	600	66	20	86	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.206	EUR	1,100	(154)	159	5	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.39	$400	69	(1)	68	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	300	1	0	1	0	0

$(29)	$213	$184	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$13,625	$304	$(21)	$283	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450%	Semi-Annual	03/20/2029	JPY	10,000	$4	$(5)	$(1)	$0	$0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031	2,580,000	(1)	234	233	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032	70,000	0	21	21	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032	49,000	0	14	14	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032	32,000	0	9	9	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	81,900	(71)	106	35	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	42,000	11	28	39	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048	68,700	(111)	168	57	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051	63,000	(1)	103	102	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051	14,000	0	23	23	0	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		20,000	11	27	38	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		49,000	0	78	78	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		18,000	0	29	29	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		10,000	0	16	16	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		17,800	11	19	30	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$2,400	2	21	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		11,300	(723)	(96)	(819)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		1,400	0	20	20	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	14	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	76	76	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	136	136	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	159	159	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	11	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	10	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	135	135	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	44	44	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		1,600	0	39	39	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	77	77	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		900	0	20	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		800	0	17	17	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		900	0	19	19	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	61	61	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	107	344	136	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(16)	19	3	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	25	2	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	17	4	3	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	EUR	13,200	194	(249)	(55)	0	(28)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		3,200	(117)	120	3	8	0
Pay	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	MXN	4,700	0	(2)	(2)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	14	(12)	4	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		700	(2)	(11)	(13)	1	0

							$(639)	$1,692	$1,053	$323	$(37)

Total Swap Agreements							$(364)	$1,884	$1,520	$325	$(38)

(j)	Securities with an aggregate market value of $1,749 and cash of $4,159 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2024		$417	GBP	329	$0	$(1)
BPS	07/2024	CAD	2,430		$1,780	4	0
	07/2024	GBP	8,794		11,233	117	0
	07/2024		$741	AUD	1,112	1	0
	07/2024		905	SGD	1,228	0	0
	08/2024	AUD	1,112		$742	0	(1)
	08/2024	SGD	1,226		905	0	0
	09/2024	TWD	14,643		455	4	0
BRC	09/2024		$2	MXN	33	0	0
CBK	07/2024	GBP	248		$317	3	0
	09/2024	TWD	5,583		173	1	0
	09/2024		$1,228	INR	102,655	1	(1)
FAR	07/2024	AUD	1,112		$741	0	(1)
	07/2024	EUR	6,585		7,172	120	0
	07/2024		$378	JPY	60,160	0	(4)
	08/2024	JPY	59,878		$378	4	0
JPM	07/2024	SGD	1,228		912	7	0
	07/2024		$553	IDR	8,976,233	0	(5)
	09/2024	MXN	29,600		$1,636	37	0
	09/2024	TWD	9,498		295	2	0
	09/2024		$167	INR	14,002	0	0
	10/2024	CNH	226		$32	0	0
MBC	07/2024	EUR	1,083		1,179	19	0
	07/2024	JPY	60,211		385	11	0
	07/2024		$1,776	CAD	2,432	1	0
	08/2024	CAD	2,430		$1,776	0	(1)
	09/2024	TWD	91		3	0	0
MYI	07/2024	EUR	77		83	0	0
	09/2024	TWD	3,778		118	1	0
	09/2024		$112	INR	9,346	0	0
RBC	07/2024	GBP	474		$603	4	0
	07/2024		$11,650	GBP	9,187	0	(37)
	08/2024	GBP	9,187		$11,652	37	0
SCX	07/2024		$9,655	EUR	9,011	0	(4)
	08/2024	EUR	8,863		$9,510	4	0
	09/2024	TWD	5,593		173	1	0
	09/2024		$758	INR	63,447	1	0
SSB	07/2024	EUR	1,266		$1,373	18	0

Total Forward Foreign Currency Contracts						$398	$(55)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$62,794	$0	$62,794
Industrials				0	31,977	0	31,977
Utilities				0	20,742	0	20,742
Municipal Bonds & Notes
Louisiana				0	767	0	767
New York				0	1,067	0	1,067
Texas				0	401	0	401
West Virginia				0	857	0	857
U.S. Government Agencies				0	156,466	0	156,466
U.S. Treasury Obligations				0	40,770	0	40,770
Non-Agency Mortgage-Backed Securities				0	33,366	36	33,402
Asset-Backed Securities				0	10,556	39	10,595
Sovereign Issues				0	7,364	0	7,364
Common Stocks
Industrials				0	0	936	936
Short-Term Instruments
Commercial Paper				0	1,691	0	1,691
Repurchase Agreements				0	589	0	589

				$0	$369,407	$1,011	$370,418

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2024 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,528	$0	$0	$2,528

Total Investments	$2,528	$369,407	$1,011	$372,946

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	325	0	353
Over the counter	0	398	0	398

	$28	$723	$0	$751
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(143)	0	(158)
Over the counter	0	(55)	0	(55)

	$(15)	$(198)	$0	$(213)

Total Financial Derivative Instruments	$13	$525	$0	$538

Totals	$2,541	$369,932	$1,011	$373,484

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Total Return Fund V	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.9% ¤
CORPORATE BONDS & NOTES 27.0%
BANKING & FINANCE 16.4%
ABN AMRO Bank NV 2.470% due 12/13/2029 •	$800	$704
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032	15	12
Ally Financial, Inc. 7.100% due 11/15/2027	300	313
Banco Santander SA 6.527% due 11/07/2027 •	400	409
Bank of America Corp.
5.202% due 04/25/2029 •	1,800	1,798
6.204% due 11/10/2028 •	580	597
Barclays PLC 6.490% due 09/13/2029 •	1,400	1,450
BNP Paribas SA 1.675% due 06/30/2027 •	800	739
BPCE SA
2.045% due 10/19/2027 •	300	275
7.003% due 10/19/2034 •	400	428
Brandywine Operating Partnership LP
3.950% due 11/15/2027	100	91
8.050% due 03/15/2028	100	104
Brookfield Finance U.K. PLC 2.340% due 01/30/2032	900	722
Brookfield Finance, Inc. 2.724% due 04/15/2031	15	13
Citigroup, Inc.
1.281% due 11/03/2025 •	200	197
4.075% due 04/23/2029 •	600	575
4.658% due 05/24/2028 •	1,100	1,083
6.054% (SOFRRATE + 0.694%) due 01/25/2026 ~	15	15
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •	800	757
1.106% due 02/24/2027 •	700	650
Equitable Financial Life Global Funding 1.300% due 07/12/2026	15	14
European Investment Bank 3.750% due 02/14/2033	15	14
Ford Motor Credit Co. LLC 4.125% due 08/17/2027	400	380
Goldman Sachs Group, Inc.
0.855% due 02/12/2026 •	775	752
5.727% due 04/25/2030 •	800	814
6.484% due 10/24/2029 •	200	209
Golub Capital BDC, Inc. 7.050% due 12/05/2028	300	306
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	15	14
Hana Bank 5.375% due 04/23/2027	300	302
HAT Holdings LLC 8.000% due 06/15/2027	600	625
Host Hotels & Resorts LP
2.900% due 12/15/2031	58	48
3.375% due 12/15/2029	750	670
HSBC Holdings PLC 5.887% due 08/14/2027 •	1,900	1,915
ING Groep NV 6.083% due 09/11/2027 •	1,500	1,517
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	200	211
JPMorgan Chase & Co.
3.509% due 01/23/2029 •	1,100	1,041
5.299% due 07/24/2029 •	1,300	1,305
5.571% due 04/22/2028 •	200	202
5.581% due 04/22/2030 •	200	203
6.278% (SOFRRATE + 0.920%) due 04/22/2028 ~	300	301
Kilroy Realty LP
2.650% due 11/15/2033	400	294
4.750% due 12/15/2028	100	95
KODIT Global Co. Ltd. 5.357% due 05/29/2027	300	301

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

Lloyds Banking Group PLC 2.438% due 02/05/2026 •		1,600	1,568
Manulife Financial Corp. 3.703% due 03/16/2032		15	14
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 (a)		400	400
5.778% due 07/06/2029 •		200	203
Morgan Stanley
0.864% due 10/21/2025 •		550	542
5.652% due 04/13/2028 •		200	202
5.656% due 04/18/2030 •		200	203
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	502
6.407% due 11/01/2029 •		300	313
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		250	252
Nationwide Building Society 6.557% due 10/18/2027 •		300	306
RGA Global Funding 6.000% due 11/21/2028		300	309
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		500	514
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		230	205
Sun Communities Operating LP 5.500% due 01/15/2029		300	300
Toronto-Dominion Bank 5.264% due 12/11/2026		300	300
UBS Group AG 6.246% due 09/22/2029 •		1,000	1,028

			29,626

INDUSTRIALS 2.4%
AP Moller - Maersk AS 5.875% due 09/14/2033		500	511
Coty, Inc. 4.500% due 05/15/2027	EUR	300	324
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		$300	300
Hyundai Capital America 5.800% due 06/26/2025		100	100
JDE Peet's NV
0.500% due 01/16/2029	EUR	200	186
1.125% due 06/16/2033		200	169
2.250% due 09/24/2031		$500	404
Mondelez International, Inc. 4.625% due 07/03/2031 (a)	CAD	500	365
NXP BV
2.500% due 05/11/2031		$600	503
3.400% due 05/01/2030		15	14
Quanta Services, Inc. 0.950% due 10/01/2024		800	790
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		300	298
VF Corp. 2.950% due 04/23/2030		500	415

			4,379

UTILITIES 8.2%
AES Corp. 5.450% due 06/01/2028		700	699
Avangrid, Inc.
3.150% due 12/01/2024		300	297
3.200% due 04/15/2025		15	15
3.800% due 06/01/2029		400	372
Duke Energy Carolinas LLC 3.950% due 11/15/2028		500	481
Duke Energy Florida LLC 2.500% due 12/01/2029		625	552
EDP Finance BV 1.710% due 01/24/2028		200	177
Enel Finance International NV 2.250% due 07/12/2031		950	775
Georgia Power Co. 3.250% due 04/01/2026		775	750
MidAmerican Energy Co.
3.150% due 04/15/2050		100	67
3.650% due 04/15/2029		450	426
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		400	313
New York State Electric & Gas Corp. 5.650% due 08/15/2028		500	508
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		1,850	1,636

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

Niagara Mohawk Power Corp. 1.960% due 06/27/2030		800	666
NSTAR Electric Co. 3.950% due 04/01/2030		870	822
OnCor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	300	319
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$565	589
Public Service Co. of Oklahoma 2.200% due 08/15/2031		875	708
Public Service Enterprise Group, Inc. 5.875% due 10/15/2028		1,500	1,535
San Diego Gas & Electric Co. 4.950% due 08/15/2028		200	199
Solar Star Funding LLC 5.375% due 06/30/2035		298	290
Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,071
2.750% due 02/01/2032		300	253
3.450% due 02/01/2052		200	136
Southwestern Public Service Co. 3.750% due 06/15/2049		200	144
Wisconsin Electric Power Co. 4.750% due 09/30/2032		300	293
Wisconsin Power & Light Co.
4.950% due 04/01/2033		300	290
5.375% due 03/30/2034		300	298

			14,681

Total Corporate Bonds & Notes (Cost $48,403)			48,686

U.S. GOVERNMENT AGENCIES 52.0%
Tennessee Valley Authority 1.500% due 09/15/2031		60	49
Uniform Mortgage-Backed Security
4.000% due 12/01/2052		12,426	11,392
4.500% due 07/01/2052 - 08/01/2053		14,761	13,935
5.000% due 05/01/2053 - 04/01/2054		26,651	25,783
5.500% due 10/01/2053 - 03/01/2054		13,809	13,633
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2054 - 08/01/2054		200	177
5.500% due 07/01/2054 - 08/01/2054		29,200	28,798

Total U.S. Government Agencies (Cost $94,574)			93,767

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Bonds
3.625% due 05/15/2053		2,500	2,128
3.875% due 05/15/2043		5,400	4,874
4.375% due 08/15/2043		4,300	4,152
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2024		1,222	1,210
0.125% due 10/15/2025		121	117
0.125% due 02/15/2051		3,613	2,092
0.125% due 02/15/2052		1,126	640
0.250% due 01/15/2025		3,839	3,759
0.250% due 02/15/2050		122	75
0.375% due 07/15/2025		264	258
0.625% due 07/15/2032		496	445
0.750% due 02/15/2045		399	299
0.875% due 02/15/2047		130	98
1.000% due 02/15/2048		178	136
1.250% due 04/15/2028		209	202
1.500% due 02/15/2053		422	355
2.375% due 01/15/2025		1,663	1,648

Total U.S. Treasury Obligations (Cost $23,248)			22,488

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Extended Stay America Trust 6.523% due 07/15/2038 •		527	527
Starwood Mortgage Trust 6.543% due 04/15/2034 •		374	371
VASA Trust 6.343% due 07/15/2039 •		500	463

Total Non-Agency Mortgage-Backed Securities (Cost $1,343)			1,361

ASSET-BACKED SECURITIES 2.2%
BMW Vehicle Lease Trust
4.980% due 03/25/2027		500	497
5.100% due 07/27/2026		500	499
FHF Issuer Trust
5.690% due 02/15/2030		500	500
5.890% due 06/15/2030		300	301

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

6.790% due 10/15/2029		428	432
GoodLeap Sustainable Home Solutions Trust 6.500% due 07/20/2055		460	467
Loanpal Solar Loan Ltd. 2.470% due 12/20/2047		31	24
Mosaic Solar Loan Trust 5.910% due 11/20/2053		120	119
Northwoods Capital Ltd. 6.574% due 11/13/2031 •		500	502
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		382	386
Tesla Auto Lease Trust 5.370% due 06/22/2026		300	299

Total Asset-Backed Securities (Cost $4,000)			4,026

SOVEREIGN ISSUES 2.1%
Chile Government International Bond 4.850% due 01/22/2029		500	495
Colombia Government International Bond 8.000% due 11/14/2035		300	309
Development Bank of Japan, Inc. 5.125% due 09/01/2026		500	502
Korea Electric Power Corp. 5.375% due 07/31/2026		300	301
Mexico Government International Bond 4.490% due 05/25/2032	EUR	300	318
Nederlandse Waterschapsbank NV 4.000% due 06/01/2028		$200	196
Romania Government International Bond 5.625% due 02/22/2036	EUR	400	418
United Kingdom Gilt 4.375% due 07/31/2054	GBP	970	1,169

Total Sovereign Issues (Cost $3,779)			3,708

SHORT-TERM INSTRUMENTS 33.4%
REPURCHASE AGREEMENTS (d) 33.4%			60,307

Total Short-Term Instruments (Cost $60,307)			60,307

Total Investments in Securities (Cost $235,654)			234,343

Total Investments 129.9% (Cost $235,654)			$234,343
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $466)			7
Other Assets and Liabilities, net (29.9)%			(53,930)

Net Assets 100.0%			$180,420

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	RESTRICTED SECURITIES
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.400%	07/01/2024	07/02/2024	$27,700	U.S. Treasury Notes 1.375% due 11/15/2031	$(28,305)	$27,700	$27,700
FICC	2.600	06/28/2024	07/01/2024	607	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(619)	607	607
MBC	5.400	06/28/2024	07/01/2024	32,000	U.S. Treasury Notes 4.000% due 02/28/2030	(32,893)	32,000	32,015

Total Repurchase Agreements	$(61,817)	$60,307	$60,322

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	14	$1,229	$8	$0	$(3)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	7	923	(9)	0	(5)
U.S. Treasury 2-Year Note September Futures	09/2024	70	14,295	22	0	(2)
U.S. Treasury 5-Year Note September Futures	09/2024	31	3,304	14	0	(3)
U.S. Treasury 10-Year Note September Futures	09/2024	170	18,697	134	0	(45)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	111	12,602	122	0	(54)

$291	$0	$(112)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	6	$(846)	$10	$3	$0
Japan Government 10-Year Bond September Futures	09/2024	2	(1,776)	(1)	7	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	2	(251)	(2)	3	0
United Kingdom Long Gilt September Futures	09/2024	7	(863)	(3)	4	0

$4	$17	$(2)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

Total Futures Contracts								$295		$17	$(114)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-41 5-Year Index		5.000%	Quarterly	12/20/2028		$1,485	$(3)	$100	$97	$0	$(1)
CDX.HY-42 5-Year Index		5.000	Quarterly	06/20/2029		3,400	231	(14)	217	0	(2)
CDX.IG-42 5-Year Index		1.000	Quarterly	06/20/2029		11,100	244	(14)	230	0	(1)
iTraxx Europe Main 41 5-Year Index		1.000	Quarterly	06/20/2029	EUR	1,700	33	0	33	1	0

							$505	$72	$577	$1	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.700%	Annual	03/28/2034	GBP	100	$(1)	$3	$2	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	JPY	46,500	41	15	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$2,400	0	(1)	(1)	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,300	1	12	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	114	114	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	19	19	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		2,200	0	53	53	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	11	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	6	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	29	29	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		100	0	1	1	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		200	(1)	0	(1)	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	40	53	21	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	12	2	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(15)	16	1	1	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	2	2	0	0
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	3,800	49	(65)	(16)	0	(8)
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	1,700	(76)	78	2	4	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	6	(6)	2	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	400	(2)	(5)	(7)	1	0

$(17)	$346	$329	$81	$(11)

Total Swap Agreements	$488	$418	$906	$82	$(15)

Cash of 2,611 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	EUR	742	$805	$10	$0
BPS	07/2024	AUD	535	356	0	0
07/2024	CAD	709	519	1	0
07/2024	EUR	2,990	3,237	35	0
07/2024	GBP	2,111	2,697	28	0
07/2024	$3,992	EUR	3,732	5	0
07/2024	2,669	GBP	2,111	0	(1)
07/2024	397	SGD	539	0	0
08/2024	EUR	3,732	$3,998	0	(5)
08/2024	GBP	2,111	2,670	1	0
08/2024	SGD	538	397	0	0
08/2024	$357	AUD	535	0	0
09/2024	TWD	8,193	$255	2	0
CBK	09/2024	3,124	97	1	0
09/2024	$582	INR	48,671	0	0
FAR	07/2024	356	AUD	535	1	0
07/2024	106	JPY	16,873	0	(1)
08/2024	JPY	16,793	$106	1	0
GLM	08/2024	$729	BRL	3,856	0	(42)
09/2024	697	MXN	13,053	8	0
JPM	07/2024	SGD	539	$400	3	0
07/2024	$323	IDR	5,239,129	0	(3)
09/2024	TWD	5,314	$165	1	0
09/2024	$79	INR	6,639	0	0
MYI	09/2024	TWD	2,114	$66	1	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

	09/2024		$53	INR	4,431		0	0
SCX	08/2024	CAD	708		$517		0	(1)
	09/2024	TWD	3,073		95		1	0
	09/2024		$359	INR	30,082		0	0
UAG	07/2024	JPY	16,887		$108		3	0

Total Forward Foreign Currency Contracts							$102	$(53)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index		Buy	0.600%	09/18/2024	1,600	$4	$2
	Put - OTC CDX.IG-42 5-Year Index		Buy	0.600	11/20/2024	1,100	2	3
GST	Put - OTC CDX.IG-42 5-Year Index		Buy	0.600	11/20/2024	1,000	2	3

							$8	$8

FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD			$1.200	09/26/2024	300	$10	$1

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	2,700	$0	$1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	1,800	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	900	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	1,800	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	2,700	0	3
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	1,600	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	1,800	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	1,800	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	1,800	0	2
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	900	0	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	300	13	10
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.329	05/29/2025	500	17	12

							$30	$42

Total Purchased Options							$48	$51

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800%	09/18/2024	3,200	$(4)	$(2)
	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	2,100	(2)	(2)
GST	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	2,100	(2)	(3)

							$(8)	$(7)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	600	$(6)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	100	0	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	200	(1)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	1,100	(13)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	300	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	100	0	(1)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	200	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	200	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	200	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	200	0	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	100	0	(1)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	300	(1)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	0	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	05/29/2025	1,800	(16)	(10)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	200	(1)	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	100	0	0

							$(54)	$(55)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.266	07/08/2024		100	$0	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.719	07/08/2024		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		100	0	0
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		100	(1)	0

							$(1)	$0

Total Written Options							$(69)	$(62)

(1)		Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$29,626	$0	$29,626
Industrials	0	4,379	0	4,379
Utilities	0	14,681	0	14,681
U.S. Government Agencies	0	93,767	0	93,767
U.S. Treasury Obligations	0	22,488	0	22,488
Non-Agency Mortgage-Backed Securities	0	1,361	0	1,361
Asset-Backed Securities	0	4,026	0	4,026
Sovereign Issues	0	3,708	0	3,708
Short-Term Instruments
Repurchase Agreements	0	60,307	0	60,307

Total Investments	$0	$234,343	$0	$234,343

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	85	0	99
Over the counter	0	153	0	153

	$14	$238	$0	$252
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(120)	0	(130)
Over the counter	0	(115)	0	(115)

	$(10)	$(235)	$0	$(245)

Total Financial Derivative Instruments	$4	$3	$0	$7

Totals	$4	$234,346	$0	$234,350

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.5% ¤
CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 10.0%
AerCap Ireland Capital DAC
1.750% due 10/29/2024		$800	$789
2.450% due 10/29/2026		200	187
3.500% due 01/15/2025		23,263	22,976
American Honda Finance Corp.
5.914% due 02/12/2025 •		9,000	9,013
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~		10,000	10,020
American Tower Corp. 1.450% due 09/15/2026		400	367
Athene Global Funding
0.914% due 08/19/2024		3,700	3,675
1.716% due 01/07/2025		3,000	2,936
2.500% due 01/14/2025		8,618	8,465
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~		8,000	8,003
Bank of America Corp.
2.456% due 10/22/2025 •		12,000	11,876
3.093% due 10/01/2025 •		5,000	4,965
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	302
Bank of Montreal 6.082% (SOFRINDX + 0.710%) due 12/12/2024 ~		7,600	7,613
Bank of Queensland Ltd. 5.440% due 05/14/2025 ~	AUD	10,000	6,703
Barclays PLC 2.852% due 05/07/2026 •		$12,386	12,078
Credit Agricole SA 3.250% due 10/04/2024		5,000	4,968
Danske Bank AS 0.976% due 09/10/2025 •		400	396
DBS Group Holdings Ltd. 5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~		20,000	20,067
Deutsche Bank AG 3.961% due 11/26/2025 •		1,300	1,289
First Abu Dhabi Bank PJSC 6.463% due 07/08/2024 ~		300	300
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		3,255	3,183
4.063% due 11/01/2024		1,715	1,705
4.134% due 08/04/2025		2,400	2,356
4.687% due 06/09/2025		2,515	2,487
5.125% due 06/16/2025		3,366	3,342
8.321% (SOFRRATE + 2.950%) due 03/06/2026 ~		3,522	3,648
General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,000	1,945
2.900% due 02/26/2025		5,000	4,907
3.800% due 04/07/2025		1,000	985
4.350% due 04/09/2025		3,360	3,325
6.653% (SOFRINDX + 1.300%) due 04/07/2025 ~		1,286	1,293
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		4,569	4,567
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~		9,500	9,501
5.871% (SOFRRATE + 0.500%) due 09/10/2024 ~		1,930	1,930
HSBC Holdings PLC 2.999% due 03/10/2026 •		600	589
ING Groep NV 3.869% due 03/28/2026 •		700	690
Jackson National Life Global Funding 1.750% due 01/12/2025		1,000	978
JPMorgan Chase & Co.
2.301% due 10/15/2025 •		7,000	6,930
5.546% due 12/15/2025 •		2,000	1,998
6.680% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,513
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	295
3.870% due 07/09/2025 •		4,991	4,989
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		3,000	2,998
5.719% due 02/20/2026 •		13,130	13,127
Mizuho Bank Ltd. 4.883% due 02/21/2025 ~	AUD	2,000	1,335
Morgan Stanley
1.164% due 10/21/2025 •		$2,600	2,563

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

2.188% due 04/28/2026 •	5,000	4,857
2.720% due 07/22/2025 •	1,695	1,692
Nomura Holdings, Inc. 2.648% due 01/16/2025	6,430	6,321
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	6,000	5,934
Standard Chartered PLC 1.822% due 11/23/2025 •	7,650	7,527
UBS Group AG 6.373% due 07/15/2026 •	9,600	9,649
Wells Fargo & Co.
2.406% due 10/30/2025 •	5,000	4,944
6.680% (SOFRRATE + 1.320%) due 04/25/2026 ~	1,100	1,109

		262,200

INDUSTRIALS 2.5%
American Honda Finance Corp. 5.822% due 06/13/2025 ~	2,000	2,001
BAT Capital Corp.
2.789% due 09/06/2024	5,000	4,968
3.222% due 08/15/2024	523	521
Baxter International, Inc. 5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~	1,000	1,000
DAE Funding LLC 1.550% due 08/01/2024	200	199
Dell International LLC 4.000% due 07/15/2024	3,179	3,177
Energy Transfer LP
2.900% due 05/15/2025	400	390
4.050% due 03/15/2025	2,000	1,979
General Motors Co. 4.000% due 04/01/2025	1,200	1,184
Hasbro, Inc. 3.550% due 11/19/2026	200	191
HCA, Inc. 5.375% due 02/01/2025	16,000	15,949
Hyatt Hotels Corp. 1.800% due 10/01/2024	300	297
Hyundai Capital America 6.512% due 08/04/2025 •	6,800	6,829
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	200	194
NPC Ukrenergo 6.875% due 11/09/2028 (b)	200	74
Quanta Services, Inc. 0.950% due 10/01/2024	300	296
Reynolds American, Inc. 4.450% due 06/12/2025	5,799	5,733
Southwest Airlines Co. 5.250% due 05/04/2025	4,000	3,982
T-Mobile USA, Inc. 3.500% due 04/15/2025	5,000	4,917
Warnermedia Holdings, Inc. 3.638% due 03/15/2025	2,000	1,969
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	9,696	9,463

		65,313

UTILITIES 1.0%
Electricite de France SA 3.625% due 10/13/2025	12,505	12,196
Eversource Energy 2.900% due 10/01/2024	6,855	6,805
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025	6,750	6,765
Southern California Edison Co. 0.975% due 08/01/2024	100	99

		25,865

Total Corporate Bonds & Notes (Cost $352,720)		353,378

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
5.793% due 12/25/2044 •	707	714
5.893% due 07/25/2046 - 09/25/2046 •	1,784	1,769
5.900% due 07/25/2049 •	1,622	1,590
6.104% due 12/25/2047 •	978	967
6.124% due 01/25/2051 •	1,940	1,941
6.228% due 12/25/2050 •	1,699	1,748
Freddie Mac
5.375% due 04/24/2025	25,000	24,984

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

5.500% due 02/13/2026		15,000	14,987
5.793% due 03/15/2037 - 08/15/2042 •		2,434	2,396
5.848% due 11/15/2043 •		544	537
5.998% due 01/15/2042 •		153	152
6.036% due 03/15/2050 •		1,953	1,956
6.224% due 12/15/2050 •		1,569	1,554
6.226% due 04/15/2049 •		982	965
6.308% due 08/15/2048 •		1,758	1,770
Ginnie Mae
5.787% due 05/20/2059 •		17	17
5.937% due 03/20/2061 •		80	80
5.983% due 02/20/2074 - 05/20/2074 •		2,919	2,914
6.033% due 02/20/2074 •		398	397
6.067% due 03/20/2065 •		375	374
6.084% due 12/20/2068 •		787	779
6.097% due 12/20/2065 •		144	144
6.123% due 04/20/2074 •		998	1,001
6.183% due 05/20/2074 •		1,004	1,012
6.187% due 02/20/2067 •		583	582
6.337% due 09/20/2069 •		1,032	1,033
Ginnie Mae, TBA 6.000% due 07/01/2054		142,600	143,214
Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2039		53,100	52,617
6.000% due 08/01/2054		41,400	41,502
6.500% due 07/01/2054		74,600	75,935

Total U.S. Government Agencies (Cost $379,281)			379,631

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Fannie Mae 5.843% due 03/25/2049 •		552	545
OBX Trust 2.305% due 11/25/2061 ~		6,304	5,478

Total Non-Agency Mortgage-Backed Securities (Cost $6,852)			6,023

ASSET-BACKED SECURITIES 3.6%
American Express Credit Account Master Trust 3.390% due 05/15/2027		9,100	8,940
Anchorage Capital CLO Ltd. 6.432% due 10/15/2031 (a)		400	400
Apidos CLO 6.670% due 04/15/2031 •		6,823	6,826
Arbor Realty Commercial Real Estate Notes Ltd. 6.413% due 12/15/2035 •		253	252
Ares European CLO DAC 4.686% due 10/15/2031 •	EUR	212	227
BDS Ltd. 7.475% due 08/19/2038 •		$2,100	2,112
BlueMountain CLO Ltd. 6.766% due 10/22/2030 •		628	629
BMW Vehicle Lease Trust 5.735% due 07/27/2026 •		3,200	3,203
BSPRT Issuer Ltd. 6.543% due 03/15/2036 •		854	848
CarMax Auto Owner Trust
5.933% due 11/16/2026 •		2,200	2,202
6.233% due 12/15/2025 •		2,318	2,319
Carvana Auto Receivables Trust
5.330% due 07/10/2029		500	501
5.630% due 11/10/2027		500	500
6.360% due 04/12/2027		362	363
Citizens Auto Receivables Trust 5.840% due 01/18/2028		500	502
Crown Point CLO Ltd. 6.556% due 10/20/2031 •		1,000	1,002
DLLAA LLC 5.930% due 07/20/2026		1,186	1,188
Drive Auto Receivables Trust 0.870% due 10/15/2027		39	39
Evergreen Credit Card Trust 0.900% due 10/15/2026		19,778	19,463
Exeter Automobile Receivables Trust 0.960% due 10/15/2026		370	367
Fifth Third Auto Trust 5.863% due 11/16/2026 •		2,996	2,998
Flagship Credit Auto Trust 5.640% due 03/15/2028		2,125	2,124
Ford Credit Auto Lease Trust 5.923% due 02/15/2026 •		4,005	4,009
Ford Credit Auto Owner Trust 6.053% due 03/15/2026 •		1,437	1,439

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

GM Financial Automobile Leasing Trust 6.153% due 10/20/2025 •		467	468
GM Financial Consumer Automobile Receivables Trust 5.983% due 11/17/2025 •		1,274	1,275
Griffith Park CLO DAC 4.550% due 11/21/2031 •	EUR	459	490
Halseypoint CLO Ltd. 7.041% due 11/30/2032 •		$400	400
Harley Davidson Motorcycle Trust 5.863% due 06/15/2026 •		169	169
HPEFS Equipment Trust 5.758% due 10/18/2024		51	51
Hyundai Auto Lease Securitization Trust 6.083% due 09/15/2025 •		572	572
Master Credit Card Trust 6.183% due 01/21/2027 •		15,900	15,968
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	1,109	811
Mountain View CLO LLC 6.679% due 10/16/2029 •		$56	55
Navient Student Loan Trust 6.423% due 12/15/2059 •		347	347
OAK Hill European Credit Partners DAC 4.637% due 10/20/2031	EUR	347	371
OZLM Ltd. 6.525% due 10/20/2031 •		$421	422
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		539	539
SLM Private Credit Student Loan Trust
5.841% due 12/16/2041 •		310	306
5.891% due 06/15/2039 •		516	501
5.911% due 12/15/2038 •		335	330
5.931% due 06/15/2039 •		550	539
SLM Student Loan Trust 5.900% due 06/25/2043 •		449	441
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		329	329
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		180	169
Steele Creek CLO Ltd. 6.600% due 04/15/2031 •		846	847
TIAA CLO Ltd. 0.000% due 01/20/2032 •(a)		1,000	1,000
Toyota Auto Receivables Owner Trust 6.019% due 01/15/2026 •		1,283	1,284
Trinitas CLO Ltd. 6.663% due 01/25/2034 •		1,000	1,002
Voya CLO Ltd. 6.590% due 10/15/2030 •		396	396
World Omni Auto Receivables Trust 6.183% due 03/16/2026 •		3,387	3,389
World Omni Automobile Lease Securitization Trust 6.093% due 11/17/2025 •		508	508

Total Asset-Backed Securities (Cost $95,255)			95,432

		SHARES
COMMON STOCKS 5.4%
INFORMATION TECHNOLOGY 5.4%
Apple, Inc.		670,000	141,115

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Total Common Stocks (Cost $139,454)		141,115

	OUNCES
COMMODITIES 14.3%
Gold Warehouse Receipts	227,028	315,918
Silver Warehouse Receipts (c)	2,057,150	60,145

Total Commodities (Cost $286,533)		376,063

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 36.0%
REPURCHASE AGREEMENTS (f) 34.3%		901,229

SHORT-TERM NOTES 0.3%
Citizens Auto Receivables Trust 5.616% due 01/15/2025	$317	318
Kubota Credit Owner Trust 5.531% due 02/18/2025	6,828	6,829

		7,147

U.S. TREASURY BILLS 1.4%
5.378% due 07/11/2024 - 09/26/2024 (d)(e)(h)(j)	37,566	37,260

Total Short-Term Instruments (Cost $945,583)		945,636

Total Investments in Securities (Cost $2,205,678)		2,297,278

	SHARES
INVESTMENTS IN AFFILIATES 30.1%
SHORT-TERM INSTRUMENTS 30.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.1%
PIMCO Short Asset Portfolio	81,129,424	791,336
PIMCO Short-Term Floating NAV Portfolio III	61,431	598

Total Short-Term Instruments (Cost $787,240)		791,934

Total Investments in Affiliates (Cost $787,240)		791,934

Total Investments 117.6% (Cost $2,992,918)		$3,089,212
Financial Derivative Instruments (g)(i) (0.2)%(Cost or Premiums, net $125,882)		(4,895)
Other Assets and Liabilities, net (17.4)%		(457,013)

Net Assets 100.0%		$2,627,304

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

CEW	4.720%	06/24/2024	07/02/2024	CAD	10,000	Province of Quebec 1.500% due 09/01/2031	$(7,420)	$7,310	$7,317
4.720	06/25/2024	07/03/2024	180,000	Province of Ontario 2.600% - 4.600% due 06/02/2027 - 06/02/2039	(98,207)	131,574	131,676
Province of Quebec 3.600% due 09/01/2033	(35,593)
4.720	06/27/2024	07/05/2024	320,000	Province of Alberta 3.050% due 12/01/2048	(182,013)	233,910	234,031
Province of Ontario 3.500% due 06/02/2043	(55,307)
4.720	06/28/2024	07/08/2024	20,000	Province of Quebec 4.250% due 12/01/2043	(14,890)	14,619	14,625
4.730	07/02/2024	07/09/2024	220,000	Province of Ontario 2.150% - 4.150% due 06/02/2031 - 12/02/2054	(164,616)	160,813	160,813
DEU	5.230	06/28/2024	07/01/2024	$29,300	U.S. Treasury Notes 1.125% due 08/31/2028	(29,899)	29,300	29,313
5.350	06/28/2024	07/01/2024	21,200	U.S. Treasury Bonds 4.250% due 05/15/2039	(21,460)	21,200	21,209
5.400	06/28/2024	07/01/2024	173,700	U.S. Treasury Bonds 3.750% due 08/15/2041	(175,273)	173,700	173,778
5.410	07/01/2024	07/02/2024	119,700	U.S. Treasury Notes 2.875% due 05/15/2032	(122,089)	119,700	119,700
5.430	06/28/2024	07/01/2024	100	U.S. Treasury Bonds 1.375% due 11/15/2040	(101)	100	100
FICC	2.600	06/28/2024	07/01/2024	9,003	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(9,183)	9,003	9,005

Total Repurchase Agreements	$(916,051)	$901,229	$901,567

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.5)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2039	$66,900	$(66,717)	$(66,320)

Total Short Sales (2.5)%	$(66,717)	$(66,320)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(41) at a weighted average interest rate of 5.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $2,289 has been pledged as collateral under the terms of master agreements as of June 30, 2024.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	586	$139,387	$(1,422)	$7	$0
Aluminum August Futures	08/2024	1,480	92,840	(2,120)	0	0
Aluminum October Futures	10/2024	921	58,366	159	159	0
Arabica Coffee December Futures	12/2024	714	60,110	(195)	80	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Australia Government 10-Year Bond September Futures	09/2024	691	52,351	(666)	399	(399)
CAC 40 Index July Futures	07/2024	154	12,357	(240)	0	(220)
Coal December Futures	12/2024	25	2,770	(343)	0	(60)
Coal November Futures	11/2024	25	2,763	(351)	0	(49)
Coal October Futures	10/2024	25	2,755	(358)	0	(41)
Cocoa September Futures	09/2024	134	10,360	595	614	0
Cocoa September Futures	09/2024	99	7,964	(1,278)	282	(618)
Copper September Futures	09/2024	205	22,506	(2,196)	220	0
DAX Index September Futures	09/2024	24	11,825	73	39	0
E-mini NASDAQ 100 Index September Futures	09/2024	172	68,550	(87)	40	(386)
E-Mini Russell 2000 Index September Futures	09/2024	167	17,243	65	41	0
E-mini S&P 500 Index September Futures	09/2024	50	13,804	15	0	(61)
Euro STOXX Bank September Futures	09/2024	3,964	29,197	266	0	(117)
FTSE 100 Index September Futures	09/2024	333	34,568	(9)	0	(246)
FTSE China Index July Futures	07/2024	3,197	38,051	(222)	0	(64)
FTSE Taiwan Index July Futures	07/2024	1,033	79,696	440	413	0
FTSE/MIB Index September Futures	09/2024	207	36,984	163	0	(451)
Hang Seng China Enterprises Index July Futures	07/2024	385	15,444	(252)	39	(357)
Hang Seng Index July Futures	07/2024	102	11,514	(89)	13	(222)
IBEX 35 Index July Futures	07/2024	338	39,369	(201)	0	(374)
IFSC Nifty 50 Index July Futures	07/2024	569	27,471	520	4	0
Lead August Futures	08/2024	588	32,527	(74)	0	(617)
Lead July Futures	07/2024	236	12,916	(705)	0	0
Live Cattle October Futures	10/2024	365	26,992	128	0	(172)
Mill Wheat September Futures	09/2024	1,199	14,430	(1,694)	241	(161)
MSCI Singapore Index July Futures	07/2024	4,485	104,633	820	1,009	(364)
Natural Gas October Futures	09/2024	420	11,306	(1,890)	0	(294)
Natural Gas October Futures	09/2024	610	17,718	(114)	320	(101)
Nickel August Futures	08/2024	153	15,781	(2,928)	0	0
Nickel July Futures	07/2024	553	56,715	(4,699)	0	0
Nickel September Futures	09/2024	576	59,695	(10,529)	0	(313)
Nikkei 225 Index September Futures	09/2024	94	11,571	174	58	(66)
OMX Stockholm 30 Index July Futures	07/2024	3,050	74,185	(47)	360	(324)
Platinum October Futures	10/2024	708	35,899	1,232	280	0
Robusta Coffee September Futures	09/2024	522	20,937	(294)	0	(188)
S&P/Toronto Stock Exchange 60 September Futures	09/2024	102	19,542	189	0	(83)
Silver July Futures	07/2024	123	17,981	176	196	0
SPI 200 Index September Futures	09/2024	432	55,995	345	166	(180)
Topix Index September Futures	09/2024	278	48,562	508	294	(52)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	376	42,688	354	0	(182)
UK Natural Gas August Futures	07/2024	700	22,315	(747)	505	(277)
WIG20 Index September Futures	09/2024	2,027	25,659	1,327	211	0
Zinc August Futures	08/2024	680	49,564	(146)	0	0

				$(26,347)	$5,990	$(7,039)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2025	465	$(121,118)	$20	$21	$(1)
3-Month SOFR Active Contract December Futures	03/2026	795	(190,860)	(81)	0	0
3-Month SONIA December Futures	03/2026	278	(84,328)	2	3	0
Aluminum August Futures	08/2024	1,480	(92,840)	579	0	0
Bitcoin July Futures	07/2024	37	(11,160)	326	281	0
Corn September Futures	09/2024	649	(13,223)	917	487	0
Cotton No. 2 December Futures	12/2024	1,906	(69,274)	1,717	1,801	0
E-mini NASDAQ 100 Index September Futures	09/2024	18	(7,174)	13	0	0
Euro-BTP Future September Futures	09/2024	109	(13,458)	155	76	0
Euro-BTP Italy Government Bond September Futures	09/2024	2,328	(261,808)	6	175	0
Euro-OAT France Government 10-Year Bond September Futures	09/2024	111	(14,636)	97	78	0
European Climate Exchange December Futures	12/2024	576	(41,620)	(125)	55	(521)
Gas Oil September Futures	09/2024	406	(31,830)	(894)	254	0
Gold 100 oz. August Futures	08/2024	1,311	(306,722)	8,322	0	(393)
Hard Red Winter Wheat December Futures	12/2024	802	(24,190)	497	331	0
Iron Ore August Futures	08/2024	5,149	(54,760)	(80)	0	(489)
Lead August Futures	08/2024	913	(50,506)	(463)	0	0
Lead July Futures	07/2024	236	(12,916)	(857)	0	0
Lead October Futures	10/2024	477	(26,602)	(76)	0	(76)
Lean Hogs October Futures	10/2024	667	(20,203)	(41)	0	(267)
New York Harbor October Futures	09/2024	374	(40,178)	(1,430)	363	0
Nickel August Futures	08/2024	153	(15,781)	2,816	0	0
Nickel July Futures	07/2024	553	(56,715)	6,535	0	0
Nickel September Futures	09/2024	795	(82,391)	1,380	0	0
Palladium September Futures	09/2024	476	(46,548)	(39)	0	(2,399)
Phelix De Base October Futures	09/2024	15	(3,296)	(55)	0	(63)
RBOB Gasoline October Futures	09/2024	324	(31,075)	(1,320)	253	0
Red Wheat September Futures	09/2024	873	(26,757)	724	218	0
Silver September Futures	09/2024	466	(68,875)	(513)	0	(708)
Soybean Meal December Futures	12/2024	1,905	(63,913)	5,037	571	0
Soybean November Futures	11/2024	1,472	(81,254)	5,539	55	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Soybean Oil December Futures	12/2024	2,858	(75,091)	762	0	(394)
Sugar No. 11 October Futures	09/2024	2,538	(57,704)	(2,981)	0	(256)
U.S. Treasury 5-Year Note September Futures	09/2024	704	(75,031)	(602)	77	0
Volatility S&P 500 Index July Futures	07/2024	2,603	(36,501)	602	0	(688)
VSTOXX Mini July Futures	07/2024	1,772	(3,074)	(253)	130	0
Wheat September Futures	09/2024	724	(20,761)	(212)	217	0
White Sugar August Futures	07/2024	521	(15,588)	(1,444)	0	(347)
White Sugar October Futures	09/2024	130	(3,733)	(163)	0	(69)
Zinc August Futures	08/2024	680	(49,564)	(1,287)	0	0
Zinc October Futures	10/2024	35	(2,578)	(58)	0	(58)

$23,072	$5,446	$(6,729)

Total Futures Contracts	$(3,275)	$11,436	$(13,768)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-41-Year Index	(1.000)%	Quarterly	06/20/2029	$158,300	$5,097	$(89)	$5,008	$0	$(24)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$246,200	$(9,344)	$3,338	$(6,006)	$41	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	77,500	5,374	(417)	4,957	0	(47)

$(3,970)	$2,921	$(1,049)	$41	$(47)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	406,200	$1,853	$(826)	$1,027	$0	$(26)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	301,900	(3,189)	179	(3,010)	0	(1,273)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	54,000	2,011	17	2,028	564	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	11,911,200	(437)	(439)	(876)	64	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/18/2029	6,140,110	271	(578)	(307)	0	(34)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	JPY	30,555,100	225	(1,590)	(1,365)	0	(687)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054	14,229,400	3,802	876	4,678	616	0
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	252,600	(1,434)	(345)	(1,779)	0	(277)
Pay(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	5,863,000	306	(1,795)	(1,489)	98	0
Receive(6)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029	9,269,300	1,291	(1,896)	(605)	0	(159)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/18/2026	$1,682,700	19,201	1,414	20,615	214	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/18/2029	23,200	513	(10)	503	45	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/18/2034	311,000	(4,775)	613	(4,162)	0	(1,941)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/18/2054	25,200	(468)	(501)	(969)	0	(438)
Receive	1-Year BRL-CDI	5.342	Maturity	01/02/2025	BRL	82,200	815	1,677	2,492	9	0
Receive	1-Year BRL-CDI	5.620	Maturity	01/02/2025	74,500	649	1,497	2,146	8	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2025	71,900	(471)	(1,405)	(1,876)	0	(8)
Pay	1-Year BRL-CDI	5.776	Maturity	01/02/2025	86,500	(814)	(1,753)	(2,567)	0	(10)
Pay	1-Year BRL-CDI	5.846	Maturity	01/02/2025	219,900	(1,950)	(4,425)	(6,375)	0	(25)
Receive	1-Year BRL-CDI	5.857	Maturity	01/02/2025	225,800	1,092	4,313	5,405	24	0
Pay	1-Year BRL-CDI	5.882	Maturity	01/02/2025	103,500	(575)	(1,995)	(2,570)	0	(11)
Pay	1-Year BRL-CDI	5.956	Maturity	01/02/2025	78,500	(533)	(1,537)	(2,070)	0	(9)
Pay	1-Year BRL-CDI	6.243	Maturity	01/02/2025	50,200	(96)	(920)	(1,016)	0	(5)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Year BRL-CDI	6.275	Maturity	01/02/2025	123,300	194	2,249	2,443	13	0
Receive	1-Year BRL-CDI	6.484	Maturity	01/02/2025	3,500	4	64	68	0	0
Receive	1-Year BRL-CDI	6.626	Maturity	01/02/2025	187,800	570	3,495	4,065	20	0
Receive	1-Year BRL-CDI	6.636	Maturity	01/02/2025	169,000	502	3,143	3,645	18	0
Receive	1-Year BRL-CDI	6.847	Maturity	01/02/2025	267,300	1,179	5,069	6,248	29	0
Pay	1-Year BRL-CDI	6.918	Maturity	01/02/2025	154,100	(1,919)	(436)	(2,355)	0	(15)
Receive	1-Year BRL-CDI	7.018	Maturity	01/02/2025	112,400	413	2,111	2,524	12	0
Receive	1-Year BRL-CDI	7.336	Maturity	01/02/2025	349,600	(207)	7,407	7,200	37	0
Pay	1-Year BRL-CDI	7.724	Maturity	01/02/2025	176,500	0	(3,521)	(3,521)	0	(18)
Pay	1-Year BRL-CDI	8.084	Maturity	01/02/2025	15,000	35	(295)	(260)	0	(2)
Receive	1-Year BRL-CDI	8.190	Maturity	01/02/2025	200,300	0	3,534	3,534	20	0
Pay	1-Year BRL-CDI	8.557	Maturity	01/02/2025	248,700	3,084	(3,631)	(547)	0	(22)
Receive	1-Year BRL-CDI	8.741	Maturity	01/02/2025	223,700	0	3,351	3,351	22	0
Receive	1-Year BRL-CDI	8.996	Maturity	01/02/2025	168,600	0	2,300	2,300	17	0
Receive	1-Year BRL-CDI	9.642	Maturity	01/02/2025	460,500	147	4,526	4,673	44	0
Receive	1-Year BRL-CDI	10.206	Maturity	01/02/2025	137,600	(112)	1,208	1,096	13	0
Pay	1-Year BRL-CDI	10.827	Maturity	01/02/2025	256,200	0	(1,329)	(1,329)	0	(23)
Pay	1-Year BRL-CDI	11.920	Maturity	01/02/2025	1,308,500	0	834	834	0	(112)
Receive	1-Year BRL-CDI	10.321	Maturity	01/04/2027	217,800	1,455	1,131	2,586	147	0
Pay	1-Year BRL-CDI	10.471	Maturity	01/04/2027	451,800	0	(4,864)	(4,864)	0	(304)
Receive	1-Year BRL-CDI	11.071	Maturity	01/04/2027	313,800	0	2,192	2,192	211	0
Pay	1-Year BRL-CDI	11.099	Maturity	01/04/2027	194,900	0	(1,362)	(1,362)	0	(131)
Pay	1-Year BRL-CDI	11.210	Maturity	01/04/2027	416,200	0	(2,629)	(2,629)	0	(279)
Pay	1-Year BRL-CDI	11.272	Maturity	01/04/2027	742,000	(430)	(3,463)	(3,893)	0	(497)
Pay	1-Year BRL-CDI	11.383	Maturity	01/04/2027	1,797,400	(251)	(8,061)	(8,312)	0	(1,203)
Pay	1-Year BRL-CDI	11.459	Maturity	01/04/2027	219,400	0	(931)	(931)	0	(147)
Receive	1-Year BRL-CDI	11.485	Maturity	01/04/2027	414,500	0	1,470	1,470	277	0
Receive	1-Year BRL-CDI	11.540	Maturity	01/04/2027	391,000	0	1,274	1,274	261	0
Receive	1-Year BRL-CDI	11.604	Maturity	01/04/2027	118,800	0	361	361	79	0
Receive	1-Year BRL-CDI	11.630	Maturity	01/04/2027	442,500	0	1,211	1,211	296	0
Receive	1-Year BRL-CDI	11.660	Maturity	01/04/2027	723,500	0	955	955	483	0
Receive	1-Year BRL-CDI	11.696	Maturity	01/04/2027	364,000	0	1,216	1,216	243	0
Pay	1-Year BRL-CDI	11.952	Maturity	01/04/2027	929,200	0	(1,416)	(1,416)	0	(620)
Receive	1-Year BRL-CDI	11.976	Maturity	01/04/2027	643,300	(1,860)	2,892	1,032	429	0
Pay	1-Year BRL-CDI	12.078	Maturity	01/04/2027	204,700	0	5	5	0	(136)
Pay	1-Year BRL-CDI	12.115	Maturity	01/04/2027	404,600	0	(259)	(259)	0	(270)
Receive	1-Year BRL-CDI	12.173	Maturity	01/04/2027	249,500	0	133	133	166	0
Receive	1-Year BRL-CDI	12.228	Maturity	01/04/2027	610,100	0	139	139	407	0
Pay	1-Year BRL-CDI	12.299	Maturity	01/04/2027	663,300	0	721	721	0	(442)
Receive	1-Year BRL-CDI	12.490	Maturity	01/04/2027	273,100	0	(349)	(349)	182	0
Receive	1-Year BRL-CDI	12.731	Maturity	01/04/2027	202,000	0	(654)	(654)	134	0
Receive	1-Year BRL-CDI	12.754	Maturity	01/04/2027	1,184,200	0	(3,243)	(3,243)	787	0
Receive	1-Year BRL-CDI	12.779	Maturity	01/04/2027	477,300	0	(1,539)	(1,539)	317	0
Receive	1-Year BRL-CDI	13.073	Maturity	01/04/2027	292,000	0	(1,414)	(1,414)	194	0
Receive	1-Year BRL-CDI	13.120	Maturity	01/04/2027	452,800	0	(2,225)	(2,225)	300	0
Receive	1-Year BRL-CDI	13.231	Maturity	01/04/2027	411,200	0	(2,239)	(2,239)	273	0
Pay	1-Year BRL-CDI	13.318	Maturity	01/04/2027	458,200	0	2,642	2,642	0	(304)
Receive	1-Year BRL-CDI	9.870	Maturity	01/02/2029	538,400	2,648	3,631	6,279	469	0
Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029	234,700	0	2,620	2,620	205	0
Pay	1-Year BRL-CDI	10.038	Maturity	01/02/2029	331,900	55	(3,632)	(3,577)	0	(290)
Pay	1-Year BRL-CDI	10.075	Maturity	01/02/2029	112,100	0	(1,174)	(1,174)	0	(98)
Receive	1-Year BRL-CDI	10.095	Maturity	01/02/2029	461,900	0	4,721	4,721	403	0
Pay	1-Year BRL-CDI	10.205	Maturity	01/02/2029	220,800	0	(2,141)	(2,141)	0	(193)
Pay	1-Year BRL-CDI	10.210	Maturity	01/02/2029	154,531	0	(1,496)	(1,496)	0	(135)
Receive	1-Year BRL-CDI	10.234	Maturity	01/02/2029	592,700	0	5,648	5,648	518	0
Receive	1-Year BRL-CDI	10.276	Maturity	01/02/2029	301,300	79	3,122	3,201	263	0
Receive	1-Year BRL-CDI	10.317	Maturity	01/02/2029	212,200	353	1,793	2,146	185	0
Receive	1-Year BRL-CDI	10.333	Maturity	01/02/2029	154,000	0	1,371	1,371	135	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029	167,000	(62)	(1,573)	(1,635)	0	(146)
Receive	1-Year BRL-CDI	10.512	Maturity	01/02/2029	309,700	0	2,906	2,906	271	0
Pay	1-Year BRL-CDI	10.567	Maturity	01/02/2029	144,500	0	(1,154)	(1,154)	0	(127)
Receive	1-Year BRL-CDI	10.583	Maturity	01/02/2029	361,000	0	3,064	3,064	316	0
Receive	1-Year BRL-CDI	10.689	Maturity	01/02/2029	1,386,900	0	9,700	9,700	1,219	0
Receive	1-Year BRL-CDI	10.804	Maturity	01/02/2029	361,500	0	2,595	2,595	318	0
Receive	1-Year BRL-CDI	10.829	Maturity	01/02/2029	178,500	0	1,233	1,233	157	0
Pay	1-Year BRL-CDI	10.933	Maturity	01/02/2029	652,800	0	(3,919)	(3,919)	0	(575)
Receive	1-Year BRL-CDI	10.963	Maturity	01/02/2029	624,600	0	3,510	3,510	550	0
Receive	1-Year BRL-CDI	11.060	Maturity	01/02/2029	216,200	0	1,192	1,192	190	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2029	100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	11.131	Maturity	01/02/2029	181,000	0	895	895	160	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2029	381,700	0	(2,244)	(2,244)	0	(336)
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2029	120,200	(185)	(363)	(548)	0	(106)
Pay	1-Year BRL-CDI	11.344	Maturity	01/02/2029	292,600	0	(1,389)	(1,389)	0	(258)
Pay	1-Year BRL-CDI	11.394	Maturity	01/02/2029	374,800	0	(1,675)	(1,675)	0	(331)
Receive	1-Year BRL-CDI	11.460	Maturity	01/02/2029	256,500	0	816	816	227	0
Pay	1-Year BRL-CDI	11.542	Maturity	01/02/2029	177,900	0	(504)	(504)	0	(158)
Pay	1-Year BRL-CDI	11.695	Maturity	01/02/2029	381,100	0	(1,054)	(1,054)	0	(338)
Pay	1-Year BRL-CDI	11.790	Maturity	01/02/2029	173,000	0	(310)	(310)	0	(154)
Pay	1-Year BRL-CDI	11.872	Maturity	01/02/2029	724,000	0	(1,329)	(1,329)	0	(642)
Pay	1-Year BRL-CDI	11.975	Maturity	01/02/2029	179,700	0	(224)	(224)	0	(160)
Pay	1-Year BRL-CDI	12.094	Maturity	01/02/2029	825,100	0	(489)	(489)	0	(734)
Pay	1-Year BRL-CDI	12.226	Maturity	01/02/2029	154,100	0	24	24	0	(137)
Pay	1-Year BRL-CDI	12.492	Maturity	01/02/2029	165,500	0	271	271	0	(148)
Pay	1-Year BRL-CDI	12.597	Maturity	01/02/2029	331,500	0	733	733	0	(296)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Year BRL-CDI	12.677	Maturity	01/02/2029		232,000	0	611	611	0	(208)
Receive(6)	3-Month AUD-BBR-BBSW	3.750	Quarterly	09/18/2026	AUD	1,526,200	7,369	2,807	10,176	0	(960)
Pay(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	2,661,000	2,653	2,721	5,374	0	(80)
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027	COP	229,000,000	0	(2,994)	(2,994)	32	0
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,666,800	0	(4,252)	(4,252)	40	0
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(3,998)	(3,998)	40	0
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,100	0	(1,910)	(1,910)	16	0
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(1,026)	(1,026)	8	0
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027		50,952,000	0	689	689	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027		101,119,800	0	1,526	1,526	0	(18)
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027		104,019,900	0	1,578	1,578	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027		313,549,300	0	4,785	4,785	0	(56)
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027		252,298,600	0	(3,624)	(3,624)	50	0
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028		386,860,400	0	2,343	2,343	0	(102)
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028		86,586,300	0	412	412	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028		211,014,700	0	1,037	1,037	0	(57)
Pay	3-Month COP-IBR Compounded-OIS	8.992	Quarterly	02/08/2028		216,642,000	0	1,068	1,068	0	(58)
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028		43,609,700	0	231	231	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028		624,000,000	0	(9,270)	(9,270)	156	0
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028		237,247,800	0	(3,127)	(3,127)	63	0
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028		210,000,000	0	1,588	1,588	0	(60)
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028		123,000,000	0	710	710	0	(36)
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028		71,974,300	0	435	435	0	(21)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028		105,785,000	0	663	663	0	(31)
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028		79,094,500	0	319	319	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028		121,000,000	0	609	609	0	(35)
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028		49,330,700	0	117	117	0	(15)
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028		257,194,300	0	381	381	0	(80)
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028		170,162,100	0	(172)	(172)	0	(57)
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028		191,853,600	120	(852)	(732)	0	(72)
Receive	3-Month COP-IBR Compounded-OIS	8.040	Quarterly	08/09/2028		233,800,000	0	544	544	81	0
Receive	3-Month COP-IBR Compounded-OIS	8.130	Quarterly	08/22/2028		130,625,500	(432)	600	168	44	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		174,157,200	0	429	429	59	0
Receive	3-Month COP-IBR Compounded-OIS	8.943	Quarterly	09/27/2028		190,441,000	0	(1,206)	(1,206)	59	0
Receive	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	10/02/2028		110,060,000	0	(829)	(829)	34	0
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	10/02/2028		427,600,000	0	(3,801)	(3,801)	132	0
Receive	3-Month COP-IBR Compounded-OIS	9.260	Quarterly	10/10/2028		67,180,000	0	(542)	(542)	21	0
Receive	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	10/11/2028		156,650,000	0	(1,819)	(1,819)	47	0
Receive	3-Month COP-IBR Compounded-OIS	9.700	Quarterly	10/11/2028		115,000,000	0	(1,387)	(1,387)	34	0
Receive	3-Month COP-IBR Compounded-OIS	9.374	Quarterly	10/12/2028		178,710,200	0	(1,633)	(1,633)	54	0
Pay	3-Month COP-IBR Compounded-OIS	8.338	Quarterly	11/09/2028		201,055,200	0	76	76	0	(63)
Pay	3-Month COP-IBR Compounded-OIS	8.128	Quarterly	11/10/2028		136,336,200	0	(204)	(204)	0	(43)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	8.070	Quarterly	11/14/2028		361,980,500	0	(698)	(698)	0	(114)
Pay	3-Month COP-IBR Compounded-OIS	8.188	Quarterly	11/15/2028		148,316,500	0	(127)	(127)	0	(46)
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	11/15/2028		155,600,000	0	(32)	(32)	0	(48)
Pay	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	12/13/2028		188,131,100	0	(648)	(648)	0	(57)
Pay	3-Month COP-IBR Compounded-OIS	7.325	Quarterly	01/23/2029		144,517,700	0	(1,356)	(1,356)	0	(43)
Pay	3-Month COP-IBR Compounded-OIS	7.415	Quarterly	02/16/2029		134,215,900	0	(1,074)	(1,074)	0	(37)
Receive	3-Month COP-IBR Compounded-OIS	7.450	Quarterly	02/26/2029		172,200,000	0	1,275	1,275	46	0
Pay	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	03/01/2029		115,906,800	(159)	(605)	(764)	0	(31)
Receive	3-Month COP-IBR Compounded-OIS	7.440	Quarterly	03/14/2029		124,000,000	0	884	884	32	0
Pay	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029		106,811,900	(927)	284	(643)	0	(27)
Receive	3-Month COP-IBR Compounded-OIS	7.950	Quarterly	04/05/2029		107,460,400	0	426	426	26	0
Receive	3-Month COP-IBR Compounded-OIS	7.885	Quarterly	04/08/2029		157,944,300	0	717	717	37	0
Receive	3-Month COP-IBR Compounded-OIS	7.927	Quarterly	04/09/2029		80,595,200	0	330	330	19	0
Receive	3-Month COP-IBR Compounded-OIS	8.120	Quarterly	04/10/2029		62,685,100	0	137	137	15	0
Receive	3-Month COP-IBR Compounded-OIS	8.080	Quarterly	04/11/2029		131,918,800	0	336	336	30	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/11/2029		105,781,200	0	197	197	24	0
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	04/12/2029		291,705,800	(636)	354	(282)	65	0
Receive	3-Month COP-IBR Compounded-OIS	8.480	Quarterly	04/12/2029		193,000,000	0	(272)	(272)	43	0
Receive	3-Month COP-IBR Compounded-OIS	8.567	Quarterly	04/15/2029		165,098,000	0	(384)	(384)	36	0
Receive	3-Month COP-IBR Compounded-OIS	8.449	Quarterly	04/16/2029		186,272,800	0	(221)	(221)	41	0
Receive	3-Month COP-IBR Compounded-OIS	8.771	Quarterly	04/18/2029		191,093,000	0	(840)	(840)	41	0
Pay	3-Month COP-IBR Compounded-OIS	7.914	Quarterly	05/24/2029		236,281,800	0	(764)	(764)	0	(49)
Pay	3-Month COP-IBR Compounded-OIS	8.035	Quarterly	05/28/2029		119,902,200	0	(237)	(237)	0	(24)
Receive(6)	3-Month HKD-HIBOR	3.500	Quarterly	09/18/2029	HKD	782,000	2,304	(1,216)	1,088	3	(70)
Pay(6)	3-Month HKD-HIBOR	3.750	Quarterly	09/18/2029		1,750,000	(769)	894	125	0	(314)
Receive(6)	3-Month HKD-HIBOR	4.000	Quarterly	09/18/2029		232,000	54	(410)	(356)	38	0
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026	ILS	690,300	18,721	(5,587)	13,134	416	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(2,181)	453	(1,728)	0	(53)
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(3,919)	931	(2,988)	0	(98)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(12,380)	2,874	(9,506)	0	(298)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(4,390)	1,020	(3,370)	0	(106)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	5,224	(819)	4,405	135	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	9,128	(1,461)	7,667	248	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	7,390	(1,240)	6,150	207	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	2,765	(498)	2,267	84	0
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	(2,775)	74	(2,701)	0	(106)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	2,832	(1)	2,831	119	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	4,674	200	4,874	259	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	79	3,316	172	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	(2,198)	(453)	(2,651)	0	(177)
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	(906)	(195)	(1,101)	0	(74)
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	(491)	1,156	111	0
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	(1,030)	2,448	234	0
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(1,556)	(1,556)	0	(281)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(2,966)	(2,698)	0	(458)
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	553	553	126	0
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	595	595	127	0
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	771	1,193	217	0
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	181	357	54	0
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	274	46	60	0
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	1,564	92	328	0
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	346	11	73	0
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	(1,217)	(427)	0	(226)
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	(1,397)	(1,397)	0	(172)
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	(2,020)	(2,163)	0	(249)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(143)	1,838	1,695	219	0
Receive	3-Month ILS-TELBOR	3.525	Annual	06/20/2028		35,300	176	100	276	34	0
Receive	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		247,300	1,028	(1,528)	(500)	250	0
Receive	3-Month ILS-TELBOR	4.460	Annual	10/02/2028		422,000	0	(2,942)	(2,942)	441	0
Pay	3-Month ILS-TELBOR	3.770	Annual	10/18/2028		160,500	0	(214)	(214)	0	(171)
Pay	3-Month ILS-TELBOR	3.915	Annual	10/19/2028		283,700	0	118	118	0	(303)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month ILS-TELBOR	3.980	Annual	10/19/2028		118,900	0	142	142	0	(127)
Pay	3-Month ILS-TELBOR	3.515	Annual	11/22/2028		300,000	0	(1,322)	(1,322)	0	(330)
Pay	3-Month ILS-TELBOR	3.460	Annual	11/23/2028		322,900	0	(1,636)	(1,636)	0	(355)
Pay	3-Month ILS-TELBOR	3.440	Annual	11/24/2028		244,600	537	(1,834)	(1,297)	0	(269)
Pay	3-Month ILS-TELBOR	3.460	Annual	11/24/2028		456,600	0	(2,312)	(2,312)	0	(502)
Receive	3-Month ILS-TELBOR	3.680	Annual	01/24/2029		298,500	0	1,590	1,590	346	0
Receive	3-Month ILS-TELBOR	3.740	Annual	01/25/2029		176,300	0	452	452	204	0
Receive	3-Month ILS-TELBOR	3.700	Annual	01/29/2029		340,300	0	1,716	1,716	396	0
Receive	3-Month ILS-TELBOR	3.704	Annual	01/29/2029		96,700	0	483	483	112	0
Receive	3-Month ILS-TELBOR	3.825	Annual	03/18/2029		235,200	0	830	830	282	0
Receive	3-Month ILS-TELBOR	3.855	Annual	03/19/2029		233,000	0	739	739	280	0
Receive	3-Month ILS-TELBOR	3.920	Annual	03/20/2029		214,100	0	514	514	257	0
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029		331,100	165	590	755	398	0
Pay	3-Month ILS-TELBOR	4.515	Annual	04/22/2029		286,800	0	472	472	0	(356)
Pay	3-Month ILS-TELBOR	4.430	Annual	04/25/2029		286,800	0	187	187	0	(356)
Pay	3-Month ILS-TELBOR	4.360	Annual	05/02/2029		556,200	0	(93)	(93)	0	(694)
Pay	3-Month ILS-TELBOR	4.370	Annual	05/02/2029		356,400	0	(17)	(17)	0	(445)
Pay(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	200,961,600	176	697	873	226	0
Pay(6)	3-Month KRW-KORIBOR	3.500	Quarterly	09/18/2029		162,083,900	2,065	4	2,069	183	0
Receive	3-Month PLN-WIBOR	4.255	Annual	12/27/2028	PLN	203,100	1,497	(1,056)	441	73	0
Receive	3-Month PLN-WIBOR	4.440	Annual	01/09/2029		212,800	446	1,102	1,548	76	0
Receive	3-Month PLN-WIBOR	4.850	Annual	02/15/2029		309,600	0	778	778	102	0
Receive	3-Month PLN-WIBOR	4.865	Annual	02/16/2029		309,600	0	724	724	102	0
Receive	3-Month PLN-WIBOR	4.890	Annual	02/16/2029		218,100	0	451	451	72	0
Receive	3-Month PLN-WIBOR	4.825	Annual	03/13/2029		588,400	0	1,510	1,510	189	0
Receive	3-Month PLN-WIBOR	4.899	Annual	03/19/2029		562,900	404	560	964	177	0
Receive	3-Month PLN-WIBOR	4.975	Annual	03/29/2029		329,900	0	265	265	101	0
Pay	3-Month PLN-WIBOR	5.165	Annual	04/12/2029		250,600	(172)	513	341	0	(75)
Pay	3-Month PLN-WIBOR	5.054	Annual	05/15/2029		426,900	273	(116)	157	0	(132)
Pay	3-Month PLN-WIBOR	5.058	Annual	05/15/2029		200,000	0	81	81	0	(62)
Pay	3-Month PLN-WIBOR	5.060	Annual	05/15/2029		139,100	0	60	60	0	(43)
Receive(6)	3-Month TWD-TAIBOR	1.500	Quarterly	09/18/2029	TWD	5,201,300	1,804	1,439	3,243	254	0
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025	ZAR	285,200	480	89	569	6	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	1,051	1,094	18	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	44	35	1	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(1,569)	(1,454)	0	(23)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(1,096)	(1,087)	0	(9)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	2,391	2,391	21	0
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	486	522	8	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(2,452)	(2,466)	0	(37)
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	1,193	1,193	20	0
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	2,126	2,395	39	0
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(704)	(704)	0	(21)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(33)	(19)	0	(1)
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(235)	(235)	0	(4)
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(693)	(693)	0	(11)
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(136)	(136)	0	(2)
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(1,270)	(1,270)	0	(26)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(1,239)	(1,273)	0	(30)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	2,408	2,434	65	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(2,527)	(2,527)	0	(74)
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	1,491	1,756	73	0
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	850	850	87	0
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	(425)	(425)	122	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	88	88	0	(60)
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(4,134)	687	182	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	2,410	2,405	0	(190)
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	154	154	0	(64)
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	(171)	(171)	0	(111)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	(615)	(615)	0	(124)
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	(2,430)	(2,188)	0	(399)
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		2,237,700	0	(952)	(952)	202	0
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	(1,020)	(1,020)	126	0
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	(848)	(848)	100	0
Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	(311)	613	0	(67)
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	(1,372)	(1,372)	138	0
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	(884)	(242)	81	0
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	(723)	(723)	69	0
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	(2,222)	(2,222)	194	0
Receive	3-Month ZAR-JIBAR	8.950	Quarterly	05/11/2028		1,009,500	665	(2,480)	(1,815)	95	0
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(1,562)	(2,056)	75	0
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		2,192,400	2,151	2,719	4,870	0	(204)
Pay	3-Month ZAR-JIBAR	8.411	Quarterly	07/19/2028		2,018,200	(22)	1,545	1,523	0	(199)
Pay	3-Month ZAR-JIBAR	8.370	Quarterly	07/20/2028		2,488,800	(70)	1,744	1,674	0	(246)
Pay	3-Month ZAR-JIBAR	8.291	Quarterly	07/27/2028		561,000	0	287	287	0	(56)
Pay	3-Month ZAR-JIBAR	8.305	Quarterly	07/27/2028		990,000	0	534	534	0	(99)
Pay	3-Month ZAR-JIBAR	8.310	Quarterly	07/27/2028		561,000	0	308	308	0	(56)
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028		633,600	0	374	374	0	(64)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	08/22/2028		1,371,700	0	(1,801)	(1,801)	138	0
Receive	3-Month ZAR-JIBAR	8.550	Quarterly	08/23/2028		1,631,100	0	(1,654)	(1,654)	165	0
Receive	3-Month ZAR-JIBAR	8.625	Quarterly	08/23/2028		1,254,700	0	(1,460)	(1,460)	126	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	477	477	0	(137)
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	39	39	0	(12)
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	(4,257)	(923)	266	0
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	378	378	0	(106)
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		2,950,100	22	(6,091)	(6,069)	281	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	11/03/2028		2,116,900	(125)	1,360	1,235	0	(222)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	11/06/2028		1,355,200	0	800	800	0	(142)
Pay	3-Month ZAR-JIBAR	8.352	Quarterly	11/09/2028		3,142,900	825	974	1,799	0	(330)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	11/22/2028		1,351,100	92	383	475	0	(143)
Receive	3-Month ZAR-JIBAR	8.130	Quarterly	01/25/2029		3,412,500	385	(480)	(95)	367	0
Receive	3-Month ZAR-JIBAR	8.645	Quarterly	04/02/2029		1,363,400	0	(1,538)	(1,538)	144	0
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	04/02/2029		687,500	0	(783)	(783)	73	0
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	04/02/2029		1,369,300	0	(1,623)	(1,623)	145	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		982,000	0	(1,115)	(1,115)	105	0
Receive	3-Month ZAR-JIBAR	8.880	Quarterly	04/11/2029		1,181,400	0	(1,957)	(1,957)	126	0
Pay	3-Month ZAR-JIBAR	8.820	Quarterly	04/12/2029		544,500	693	133	826	0	(59)
Pay	3-Month ZAR-JIBAR	8.530	Quarterly	05/16/2029		1,509,600	0	1,228	1,228	0	(172)
Pay	3-Month ZAR-JIBAR	8.510	Quarterly	05/17/2029		1,894,200	101	1,353	1,454	0	(216)
Pay	3-Month ZAR-JIBAR	8.541	Quarterly	05/17/2029		1,263,400	0	1,059	1,059	0	(144)
Pay	3-Month ZAR-JIBAR	8.459	Quarterly	05/22/2029		2,158,300	0	1,395	1,395	0	(246)
Pay	3-Month ZAR-JIBAR	8.276	Quarterly	06/14/2029		1,440,000	0	297	297	0	(165)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	337,800	(468)	895	427	404	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028	CLP	45,622,900	0	(1,025)	(1,025)	28	0
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(1,348)	(1,348)	18	0
Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(1,444)	(1,444)	19	0
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(3,263)	(3,263)	38	0
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(1,305)	(1,305)	19	0
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(885)	(885)	12	0
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	218	218	0	(36)
Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	(121)	(121)	0	(22)
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		81,002,200	(52)	(173)	(225)	0	(44)
Receive	6-Month CLP-CHILIBOR	5.380	Semi-Annual	03/24/2028		4,680,000	1	(6)	(5)	2	0
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	112	161	273	0	(6)
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	(1,463)	(1,463)	22	0
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	(528)	(528)	11	0
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(1,011)	(1,011)	19	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	3	3	0	(7)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	(50)	(50)	0	(7)
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	(60)	(60)	0	(10)
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,782,500	0	(501)	(501)	0	(33)
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	(237)	(237)	0	(12)
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	(551)	(551)	0	(11)
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	(187)	(187)	0	(11)
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		90,919,100	(24)	(200)	(224)	21	0
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	(387)	(387)	13	0
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	(414)	(414)	13	0
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	(139)	(139)	7	0
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	(603)	(603)	16	0
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	(208)	(208)	8	0
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	(891)	(891)	18	0
Receive	6-Month CLP-CHILIBOR	5.750	Semi-Annual	09/28/2028		3,465,400	(123)	61	(62)	0	0
Pay	6-Month CLP-CHILIBOR	5.655	Semi-Annual	11/08/2028		43,000,000	0	656	656	0	(3)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.475	Semi-Annual	11/13/2028		58,866,200	0	453	453	0	(5)
Pay	6-Month CLP-CHILIBOR	5.540	Semi-Annual	11/14/2028		24,248,300	40	211	251	0	(2)
Pay	6-Month CLP-CHILIBOR	4.945	Semi-Annual	12/06/2028		41,321,800	0	(598)	(598)	0	(5)
Pay	6-Month CLP-CHILIBOR	4.886	Semi-Annual	12/11/2028		58,952,800	0	(986)	(986)	0	(7)
Pay	6-Month CLP-CHILIBOR	4.899	Semi-Annual	12/11/2028		28,746,500	0	(469)	(469)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.009	Semi-Annual	12/12/2028		90,439,600	0	(1,032)	(1,032)	0	(9)
Pay	6-Month CLP-CHILIBOR	4.649	Semi-Annual	12/20/2028		56,499,300	25	(1,515)	(1,490)	0	(7)
Pay	6-Month CLP-CHILIBOR	4.517	Semi-Annual	02/01/2029		38,802,000	0	(1,661)	(1,661)	0	(8)
Pay	6-Month CLP-CHILIBOR	4.439	Semi-Annual	02/02/2029		66,291,000	0	(3,072)	(3,072)	0	(15)
Pay	6-Month CLP-CHILIBOR	4.398	Semi-Annual	02/06/2029		52,148,000	0	(2,504)	(2,504)	0	(12)
Receive	6-Month CLP-CHILIBOR	4.815	Semi-Annual	02/15/2029		67,641,700	0	1,858	1,858	15	0
Receive	6-Month CLP-CHILIBOR	4.810	Semi-Annual	02/16/2029		39,267,900	0	1,091	1,091	9	0
Receive	6-Month CLP-CHILIBOR	4.965	Semi-Annual	03/01/2029		202,464,900	(37)	3,904	3,867	40	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	03/04/2029		9,789,000	(67)	(102)	(169)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.970	Semi-Annual	03/25/2029		125,928,100	0	2,209	2,209	26	0
Receive	6-Month CLP-CHILIBOR	5.200	Semi-Annual	04/04/2029		81,405,600	0	488	488	15	0
Pay	6-Month CLP-CHILIBOR	4.869	Semi-Annual	05/09/2029		73,022,400	0	(1,479)	(1,479)	0	(17)
Pay	6-Month CLP-CHILIBOR	4.900	Semi-Annual	06/10/2029		38,418,200	0	(686)	(686)	0	(8)
Receive	6-Month CLP-CHILIBOR	5.270	Semi-Annual	06/25/2029		34,100,000	0	5	5	7	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	06/28/2029		42,899,000	0	(172)	(172)	0	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025	CZK	5,600	12	1	13	0	0
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026		1,432,000	0	3,300	3,300	0	(89)
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	1,729	1,606	0	(45)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	3,913	6,396	0	(171)
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	(314)	(314)	0	(143)
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	(508)	(508)	0	(28)
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	(517)	(517)	0	(28)
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(2,338)	(2,338)	0	(64)
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(3,060)	(3,060)	0	(82)
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(2,163)	(2,163)	0	(59)
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(3,412)	(3,412)	0	(63)
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	4,506	4,506	130	0
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	6,124	6,137	174	0
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	3,194	3,194	96	0
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(7,369)	(7,369)	0	(142)
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(4,918)	(4,918)	0	(84)
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	7,171	7,171	98	0
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	6,887	6,887	88	0
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	3,710	3,710	45	0
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	3,862	3,862	45	0
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	3,461	3,461	44	0
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	5,000	5,000	65	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	(1,127)	(1,127)	0	(13)
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	(2,830)	(2,830)	0	(32)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	(24)	(820)	(844)	0	(10)
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028		400,300	0	(680)	(680)	0	(22)
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028		850,000	(627)	(806)	(1,433)	0	(46)
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028		2,100,300	(1,754)	(1,954)	(3,708)	0	(114)
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028		1,031,800	0	921	921	49	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028		1,173,200	0	659	659	54	0
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028		1,031,800	0	728	728	48	0
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028		921,900	0	(1,564)	(1,564)	0	(38)
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028		1,112,400	0	(1,922)	(1,922)	0	(46)
Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	1,190	1,190	33	0
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	1,033	1,033	28	0
Receive	6-Month CZK-PRIBOR	4.615	Annual	07/11/2028		2,551,600	77	(4,658)	(4,581)	0	(138)
Receive	6-Month CZK-PRIBOR	4.730	Annual	10/03/2028		833,000	0	(1,955)	(1,955)	0	(40)
Pay	6-Month CZK-PRIBOR	4.190	Annual	11/09/2028		1,437,700	0	1,931	1,931	40	0
Receive	6-Month CZK-PRIBOR	3.965	Annual	04/16/2029		1,583,500	0	(41)	(41)	0	(70)
Receive	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		639,500	0	(372)	(372)	0	(29)
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(3,138)	3,099	0	(40)
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	(14)	115	1	0
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	960	994	24	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	473	473	11	0
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	(2,285)	(2,559)	8	0
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	(28)	237	0	(1)
Receive	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,869,500	(872)	(5,414)	(6,286)	0	(40)
Pay	6-Month CZK-PRIBOR	4.280	Annual	11/08/2033		1,601,900	716	2,689	3,405	1	0
Pay	6-Month CZK-PRIBOR	4.020	Annual	11/22/2033		935,300	49	1,059	1,108	0	(9)
Receive	6-Month CZK-PRIBOR	4.060	Annual	04/17/2034		482,200	0	(193)	(193)	0	(3)
Receive	6-Month CZK-PRIBOR	4.155	Annual	04/17/2034		720,000	0	(532)	(532)	0	(5)
Receive	6-Month CZK-PRIBOR	4.290	Annual	04/18/2034		43,800	0	(53)	(53)	0	0
Receive	6-Month CZK-PRIBOR	4.300	Annual	04/18/2034		344,100	0	(431)	(431)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026	EUR	42,900	(112)	174	62	0	(4)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		150,900	(132)	757	625	260	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		77,300	1,055	(1,121)	(66)	0	(122)
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026	HUF	10,484,500	9	2,541	2,550	0	(20)
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	5,038	5,122	0	(45)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(2,292)	(2,078)	21	0
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	4,087	5,063	0	(65)
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	2,486	3,401	0	(61)
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	218	283	0	(32)
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(2,584)	(2,584)	82	0
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	1,366	1,366	0	(72)
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	(1,534)	649	0	(88)
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	(1,392)	387	0	(100)
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	(2,130)	(2,130)	0	(100)
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	8,509	8,509	90	0
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	7,467	7,467	79	0
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	9,231	9,231	106	0
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(15,032)	(15,032)	0	(136)
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	4,110	3,370	38	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	9,180	9,180	73	0
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	16,865	16,865	134	0
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	1,771	2,110	18	0
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	12,010	12,010	119	0
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	1,798	1,798	17	0
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	1,512	1,512	15	0
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(6,803)	(6,763)	0	(61)
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(7,747)	(7,747)	0	(67)
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(3,417)	(3,417)	0	(32)
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(9,111)	(9,111)	0	(78)
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(7,172)	(7,172)	0	(59)
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(1,497)	(1,497)	0	(12)
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	1,339	1,339	22	0
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	1,113	1,113	21	0
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	9,684	8,698	153	0
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(6,912)	(6,912)	0	(90)
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(2,843)	(2,843)	0	(37)
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(3,900)	(3,891)	0	(50)
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	2,689	2,689	39	0
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		11,300,000	0	2,510	2,510	37	0
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		55,136,900	4,017	8,373	12,390	183	0
Receive	6-Month HUF-BBR	7.720	Annual	10/26/2028		26,760,000	0	(6,606)	(6,606)	0	(65)
Receive	6-Month HUF-BBR	7.740	Annual	10/26/2028		17,539,000	0	(4,371)	(4,371)	0	(43)
Pay	6-Month HUF-BBR	7.770	Annual	10/27/2028		36,940,100	5,173	4,216	9,389	91	0
Pay	6-Month HUF-BBR	6.060	Annual	12/13/2028		6,049,200	0	352	352	9	0
Receive	6-Month HUF-BBR	6.065	Annual	12/13/2028		25,307,800	735	(2,221)	(1,486)	0	(37)
Receive	6-Month HUF-BBR	6.550	Annual	04/04/2029		11,569,900	0	(201)	(201)	0	(20)
Receive	6-Month HUF-BBR	6.530	Annual	04/05/2029		6,196,500	0	(95)	(95)	0	(10)
Receive	6-Month HUF-BBR	6.587	Annual	04/05/2029		19,437,700	0	(425)	(425)	0	(33)
Receive	6-Month HUF-BBR	6.530	Annual	04/08/2029		8,896,400	0	(140)	(140)	0	(15)
Receive	6-Month HUF-BBR	6.560	Annual	04/08/2029		6,842,100	0	(132)	(132)	0	(11)
Receive	6-Month HUF-BBR	6.800	Annual	04/16/2029		13,186,700	0	(633)	(633)	0	(21)
Receive	6-Month HUF-BBR	6.830	Annual	04/17/2029		13,016,100	0	(670)	(670)	0	(21)
Receive	6-Month HUF-BBR	7.100	Annual	04/19/2029		12,189,200	0	(1,002)	(1,002)	0	(20)
Receive	6-Month HUF-BBR	7.000	Annual	04/22/2029		12,624,300	0	(897)	(897)	0	(20)
Receive	6-Month HUF-BBR	7.088	Annual	04/22/2029		20,000,000	0	(1,622)	(1,622)	0	(33)
Pay	6-Month HUF-BBR	6.250	Annual	05/21/2029		12,888,800	0	(120)	(120)	13	0
Pay	6-Month HUF-BBR	6.270	Annual	05/22/2029		7,596,900	0	(49)	(49)	8	0
Pay	6-Month HUF-BBR	6.281	Annual	05/22/2029		14,883,700	0	(77)	(77)	15	0
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026	PLN	269,600	786	4,702	5,488	47	0
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	1,271	1,258	15	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(304)	(299)	0	(3)
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	9,044	10,088	110	0
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(472)	(472)	0	(7)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	3,159	3,351	78	0
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(306)	(306)	0	(13)
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(268)	(268)	0	(12)
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	661	757	15	0
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	2,651	2,469	73	0
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	1,219	(2,459)	0	(62)
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	603	603	43	0
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	105	105	50	0
Receive	6-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	(2,139)	(2,139)	50	0
Pay	6-Month PLN-WIBOR	6.650	Annual	07/08/2027		308,900	0	6,027	6,027	0	(61)
Pay	6-Month PLN-WIBOR	6.720	Annual	07/11/2027		549,300	1,818	9,331	11,149	0	(106)
Receive	6-Month PLN-WIBOR	6.348	Annual	09/09/2027		878,900	2,890	(17,910)	(15,020)	191	0
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		358,600	2,236	(9,399)	(7,163)	75	0
Pay	6-Month PLN-WIBOR	7.453	Annual	10/19/2027		465,100	0	12,747	12,747	0	(92)
Pay	6-Month PLN-WIBOR	6.455	Annual	11/16/2027		307,055	0	5,662	5,662	0	(75)
Pay	6-Month PLN-WIBOR	6.365	Annual	11/17/2027		202,700	0	3,573	3,573	0	(50)
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027		191,900	0	3,287	3,287	0	(48)
Pay	6-Month PLN-WIBOR	5.800	Annual	12/07/2027		399,500	0	5,058	5,058	0	(109)
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027		199,800	0	2,458	2,458	0	(55)
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	5,204	5,204	0	(109)
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	2,742	2,742	0	(66)
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	2,385	2,385	0	(68)
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	816	816	0	(23)
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	(840)	(840)	21	0
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	(1,162)	(1,162)	30	0
Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	(2,804)	(2,804)	63	0
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	(2,103)	(2,103)	54	0
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	281	281	0	(73)
Receive	6-Month PLN-WIBOR	5.170	Annual	01/24/2028		266,600	1,265	(1,274)	(9)	82	0
Receive	6-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(2,036)	(2,036)	72	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	629	629	0	(69)
Pay	6-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	(383)	1,345	0	(103)
Pay	6-Month PLN-WIBOR	4.930	Annual	06/29/2028		196,400	0	(177)	(177)	0	(68)
Receive	6-Month PLN-WIBOR	4.840	Annual	08/22/2028		118,300	(192)	(221)	(413)	41	0
Pay	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		88,400	688	(457)	231	0	(30)
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025	MXN	1,137,700	(1,705)	3,449	1,744	9	0
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	799	443	1	0
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	260	112	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,429	590	0	0
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(1,986)	(1,282)	0	(1)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025	462,100	521	(1,511)	(990)	0	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025	298,300	(104)	(644)	(748)	0	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025	216,700	(75)	(458)	(533)	0	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025	358,200	(347)	(673)	(1,020)	0	0
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025	23,400	37	37	74	0	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025	242,500	377	385	762	0	(2)
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025	666,300	1,131	986	2,117	0	(6)
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025	496,500	(670)	(1,208)	(1,878)	15	0
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026	1,020,400	2,246	2,516	4,762	0	(51)
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026	529,400	368	1,967	2,335	0	(31)
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026	533,300	(258)	2,334	2,076	0	(34)
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026	238,200	5	999	1,004	0	(15)
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026	300,800	0	1,189	1,189	0	(21)
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026	594,700	(267)	(2,301)	(2,568)	40	0
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026	22,900	0	(88)	(88)	2	0
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026	276,450	0	1,094	1,094	0	(20)
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026	276,450	0	1,091	1,091	0	(20)
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026	484,000	0	1,842	1,842	0	(36)
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026	2,537,800	25	8,970	8,995	0	(193)
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026	473,600	0	1,620	1,620	0	(37)
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026	460,300	0	1,391	1,391	0	(38)
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026	857,680	0	2,808	2,808	0	(69)
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026	212,990	0	(711)	(711)	17	0
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026	300,000	0	(992)	(992)	24	0
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026	409,700	0	1,279	1,279	0	(34)
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026	2,318,700	0	(8,398)	(8,398)	188	0
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026	665,000	0	2,360	2,360	0	(55)
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026	785,100	0	2,344	2,344	0	(68)
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027	848,700	0	2,771	2,771	0	(73)
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027	776,400	0	2,636	2,636	0	(67)
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027	811,500	0	(2,653)	(2,653)	71	0
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	412,400	0	(1,249)	(1,249)	37	0
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027	141,600	0	(291)	(291)	14	0
Receive	28-Day MXN-TIIE	8.385	Lunar	03/25/2027	774,600	1,160	511	1,671	0	(75)
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027	775,100	0	1,300	1,300	0	(77)
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027	903,200	0	1,511	1,511	0	(90)
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027	1,327,500	0	(2,873)	(2,873)	129	0
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027	1,377,800	0	(2,980)	(2,980)	134	0
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027	2,058,300	0	2,765	2,765	0	(208)
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027	761,200	0	912	912	0	(77)
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027	664,800	0	755	755	0	(67)
Pay	28-Day MXN-TIIE	8.810	Lunar	07/01/2027	1,306,400	0	(2,154)	(2,154)	129	0
Pay	28-Day MXN-TIIE	8.280	Lunar	07/29/2027	1,744,000	0	(4,269)	(4,269)	163	0
Pay	28-Day MXN-TIIE	8.124	Lunar	08/05/2027	777,000	(114)	(1,949)	(2,063)	72	0
Receive	28-Day MXN-TIIE	8.921	Lunar	08/25/2027	2,496,500	0	3,714	3,714	0	(244)
Receive	28-Day MXN-TIIE	9.060	Lunar	09/14/2027	1,731,000	0	2,085	2,085	0	(171)
Receive	28-Day MXN-TIIE	9.190	Lunar	09/17/2027	1,100,100	0	1,095	1,095	0	(110)
Receive	28-Day MXN-TIIE	9.536	Lunar	09/22/2027	1,148,800	0	602	602	0	(118)
Pay	28-Day MXN-TIIE	9.290	Lunar	09/23/2027	656,300	0	(594)	(594)	66	0
Pay	28-Day MXN-TIIE	9.300	Lunar	09/24/2027	1,003,900	0	(890)	(890)	101	0
Pay	28-Day MXN-TIIE	9.382	Lunar	10/12/2027	1,791,700	0	(1,247)	(1,247)	182	0
Pay	28-Day MXN-TIIE	8.600	Lunar	11/05/2027	970,000	0	(1,878)	(1,878)	94	0
Pay	28-Day MXN-TIIE	8.616	Lunar	11/05/2027	1,356,000	0	(2,592)	(2,592)	131	0
Pay	28-Day MXN-TIIE	8.630	Lunar	11/09/2027	862,900	34	(1,651)	(1,617)	84	0
Pay	28-Day MXN-TIIE	8.453	Lunar	11/30/2027	4,257,400	0	(9,337)	(9,337)	411	0
Pay	28-Day MXN-TIIE	8.480	Lunar	11/30/2027	1,346,600	0	(2,894)	(2,894)	130	0
Receive	28-Day MXN-TIIE	8.485	Lunar	01/24/2028	940,000	0	2,036	2,036	0	(93)
Receive	28-Day MXN-TIIE	8.940	Lunar	02/07/2028	1,065,900	0	1,544	1,544	0	(110)
Receive	28-Day MXN-TIIE	9.215	Lunar	02/09/2028	1,217,600	0	1,180	1,180	0	(128)
Receive	28-Day MXN-TIIE	9.345	Lunar	02/16/2028	875,500	0	631	631	0	(93)
Pay	28-Day MXN-TIIE	8.438	Lunar	03/20/2028	2,625,000	0	(5,960)	(5,960)	264	0
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028	1,838,100	0	3,211	3,211	0	(191)
Receive	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	415,000	426	696	1,122	0	(41)
Receive	28-Day MXN-TIIE	8.765	Lunar	08/02/2028	1,465,000	574	1,967	2,541	0	(149)
Pay	28-Day MXN-TIIE	9.890	Lunar	09/22/2028	678,900	0	294	294	74	0
Pay	28-Day MXN-TIIE	9.238	Lunar	11/02/2028	762,200	0	(600)	(600)	78	0
Pay	28-Day MXN-TIIE	10.023	Lunar	06/07/2029	425,000	0	415	415	42	0
Pay	28-Day MXN-TIIE	9.885	Lunar	06/08/2029	418,200	0	283	283	40	0
Pay	28-Day MXN-TIIE	8.250	Lunar	12/02/2032	992,100	0	(3,725)	(3,725)	79	0
Receive	28-Day MXN-TIIE	8.800	Lunar	02/02/2033	761,000	0	1,586	1,586	0	(67)
Receive	28-Day MXN-TIIE	8.755	Lunar	02/03/2033	475,100	0	1,059	1,059	0	(42)
Receive	28-Day MXN-TIIE	8.844	Lunar	02/07/2033	891,300	0	1,714	1,714	0	(79)
Pay	28-Day MXN-TIIE	8.374	Lunar	03/14/2033	1,146,900	0	(3,978)	(3,978)	97	0
Pay	28-Day MXN-TIIE	8.281	Lunar	03/28/2033	617,600	0	(2,378)	(2,378)	52	0
Receive	28-Day MXN-TIIE	8.563	Lunar	05/16/2033	615,600	0	1,751	1,751	0	(55)
Pay	28-Day MXN-TIIE	8.055	Lunar	06/13/2033	323,700	53	(1,533)	(1,480)	27	0
Receive	28-Day MXN-TIIE	8.500	Lunar	07/25/2033	1,511,600	401	4,367	4,768	0	(137)
Receive	28-Day MXN-TIIE	8.645	Lunar	07/27/2033	775,400	0	2,056	2,056	0	(72)
Receive	28-Day MXN-TIIE	8.990	Lunar	08/10/2033	665,500	0	951	951	0	(65)
Pay	28-Day MXN-TIIE	9.765	Lunar	09/16/2033	838,100	703	285	988	91	0
Pay	28-Day MXN-TIIE	9.135	Lunar	10/27/2033	426,400	0	(412)	(412)	43	0
Pay	28-Day MXN-TIIE	8.470	Lunar	12/16/2033	237,300	0	(787)	(787)	22	0
Pay	28-Day MXN-TIIE	8.540	Lunar	12/21/2033	949,400	0	(2,909)	(2,909)	91	0
Receive	28-Day MXN-TIIE	8.782	Lunar	03/09/2034	632,900	0	1,438	1,438	0	(63)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	28-Day MXN-TIIE	8.955	Lunar	03/23/2034	946,000	532	993	1,525	0	(97)
Pay	28-Day MXN-TIIE	9.981	Lunar	06/01/2034	518,700	0	1,051	1,051	61	0
Pay	28-Day MXN-TIIE	10.180	Lunar	06/01/2034	193,800	0	532	532	23	0
Receive(6)	CAONREPO	3.500	Semi-Annual	09/18/2026	CAD	462,500	1,373	507	1,880	0	(37)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/18/2029	101,500	(766)	(410)	(1,176)	0	(52)
Pay(6)	CAONREPO	3.250	Semi-Annual	09/18/2034	478,500	(936)	(3,516)	(4,452)	0	(945)
Receive(6)	CAONREPO	3.000	Semi-Annual	09/18/2054	116,900	3,687	1,567	5,254	522	0
Pay	CPURNSA	2.500	Maturity	03/29/2033	$86,600	(258)	(767)	(1,025)	0	(123)
Receive	CPURNSA	2.525	Maturity	06/07/2033	21,100	121	64	185	28	0
Receive	CPURNSA	2.595	Maturity	07/12/2033	65,500	0	114	114	91	0
Pay	CPURNSA	2.598	Maturity	04/10/2034	14,400	126	(96)	30	0	(18)
Pay(6)	SIBSORA	3.000	Semi-Annual	09/18/2029	SGD	600	2	(1)	1	0	(1)

$123,835	$43,861	$167,696	$34,131	$(38,324)

Total Swap Agreements	$124,962	$46,693	$171,655	$34,172	$(38,395)

(h)	Securities with an aggregate market value of $3,981 and cash of $275,865 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin asset of $539 and liability of $(1,550) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	50,885	$31,162	$168	$0
08/2024	$31,162	NZD	50,885	0	(168)
10/2024	CNH	1,234,370	$172,460	1,943	0
BOA	07/2024	GBP	1,044	1,325	5	0
07/2024	HKD	505,316	64,756	16	0
07/2024	KRW	53,733,940	39,278	304	0
07/2024	PLN	6,361	1,581	1	0
07/2024	$1,226	EUR	1,140	0	(6)
07/2024	276	PLN	1,093	0	(5)
07/2024	39	SGD	52	0	0
08/2024	TRY	4,997	$143	0	(2)
09/2024	COP	45,294,135	10,844	61	0
09/2024	$20,600	HUF	7,646,557	77	0
09/2024	68,368	INR	5,727,040	140	0
09/2024	42,045	ZAR	762,428	0	(384)
BPS	07/2024	AUD	90,426	$60,251	0	(72)
07/2024	CAD	233,347	170,636	41	0
07/2024	EUR	4,154	4,489	41	0
07/2024	HUF	16,107,191	43,256	0	(389)
07/2024	KRW	53,331,320	38,857	174	0
07/2024	$95,829	CAD	131,408	231	(5)
07/2024	13,850	EUR	12,949	17	0
07/2024	99,807	GBP	78,137	0	(1,034)
07/2024	66	IDR	1,074,211	0	0
07/2024	5,737	PLN	23,213	33	(6)
08/2024	EUR	12,949	$13,871	0	(17)
08/2024	$60,303	AUD	90,426	71	0
09/2024	BRL	283,313	$52,500	2,256	0
09/2024	CLP	12,773,574	13,393	0	(173)
09/2024	COP	120,255,482	28,885	258	0
09/2024	CZK	2,057,551	88,215	140	(38)
09/2024	EUR	65,000	69,943	72	0
09/2024	HUF	54,255,282	146,093	160	(776)
09/2024	IDR	802,412,997	48,600	0	(378)
09/2024	INR	2,608,376	31,150	0	(58)
09/2024	MXN	757,207	41,524	868	(230)
09/2024	PLN	231,862	57,200	0	(343)
09/2024	SGD	97,377	72,000	0	(74)
09/2024	TWD	1,843,649	57,296	438	0
09/2024	$31,900	BRL	174,883	0	(885)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

	09/2024		61,300	CHF	54,022	0	(609)
	09/2024		20,890	CNH	149,478	0	(296)
	09/2024		12,400	CZK	285,343	0	(180)
	09/2024		83,231	GBP	65,062	0	(939)
	09/2024		13,900	HUF	4,995,044	0	(393)
	09/2024		20,000	IDR	327,952,490	18	0
	09/2024		17,100	JPY	2,623,725	0	(594)
	09/2024		12,900	MXN	235,181	0	(199)
	09/2024		36,400	SEK	376,178	0	(764)
	09/2024		38,400	TWD	1,241,730	0	(95)
	09/2024	ZAR	1,703,529		$89,100	0	(3,985)
	10/2024		$17,477	CNH	125,132	0	(191)
BRC	07/2024	THB	1,777		$48	0	0
	07/2024	TRY	7,727		227	0	(4)
	07/2024		$14,226	CAD	19,459	5	(7)
	07/2024		1,443	HKD	11,257	0	0
	07/2024		69,185	NOK	730,808	0	(738)
	07/2024		71,248	PLN	285,916	182	(420)
	07/2024		582	RON	2,684	0	(5)
	09/2024	COP	1,535,663		$367	2	0
	09/2024	HUF	8,337,095		22,283	0	(261)
	09/2024	KRW	24,846,775		18,100	16	0
	09/2024	MXN	24,770		1,339	1	0
	09/2024	TRY	4,560		123	0	(7)
	09/2024		$2,679	CNH	19,293	0	(21)
	09/2024		1,022	MXN	19,064	8	0
	09/2024		44,373	NZD	71,700	0	(701)
CBK	07/2024	BRL	1,004,274		$180,661	1,008	0
	07/2024	CAD	360,731		263,695	178	(176)
	07/2024	CHF	16,650		18,296	0	(236)
	07/2024	EUR	2,222		2,420	41	0
	07/2024	NOK	386		37	0	0
	07/2024	PEN	16,469		4,354	69	0
	07/2024	PLN	14,679		3,702	57	0
	07/2024	SEK	9,450		890	0	(2)
	07/2024	THB	4,454,873		121,713	154	0
	07/2024		$1,000	AUD	1,500	0	0
	07/2024		184,304	BRL	1,004,274	0	(4,652)
	07/2024		128,516	GBP	100,938	0	(921)
	07/2024		2,173	ILS	8,069	0	(36)
	07/2024		1,750	JPY	279,700	0	(11)
	07/2024		2,160	PEN	8,233	0	(18)
	07/2024		124	PLN	497	0	0
	07/2024		1,219	SEK	12,770	0	(14)
	07/2024		1,084	ZAR	19,725	1	(2)
	08/2024	BRL	1,007,647		$184,304	4,707	0
	08/2024	CAD	2,760		2,019	0	0
	09/2024	CNH	1,178,331		163,676	1,330	0
	09/2024	COP	78,637,850		19,300	580	0
	09/2024	INR	1,536,372		18,350	0	(32)
	09/2024	PEN	312,398		82,700	1,425	0
	09/2024	TWD	702,921		21,810	131	0
	09/2024		$20,500	BRL	114,036	0	(276)
	09/2024		25,374	CLP	23,483,766	0	(432)
	09/2024		110,819	INR	9,264,820	69	(59)
	09/2024		13,100	ZAR	249,382	525	0
	09/2024	ZAR	187,664		$10,100	0	(154)
DUB	07/2024	CAD	821,683		600,000	0	(624)
	07/2024	GBP	711,472		900,000	629	0
	07/2024	KRW	29,148,539		21,186	44	0
	07/2024		$61,172	CLP	56,574,123	0	(1,060)
	09/2024		600,000	CAD	820,160	607	0
	09/2024		900,000	GBP	711,071	0	(623)
FAR	07/2024	AUD	145,477		$96,926	0	(122)
	07/2024	CAD	160,165		116,909	0	(175)
	07/2024	EUR	90,693		98,779	1,651	0
	07/2024	JPY	141,289,271		892,158	13,985	0
	07/2024	NZD	97,800		59,648	78	0
	07/2024		$33,545	EUR	30,799	0	(561)
	08/2024		59,637	NZD	97,783	0	(78)
	09/2024	CLP	42,295,015		$44,803	123	(240)
	09/2024	COP	112,021,728		26,928	261	0
	09/2024		$600,000	JPY	94,545,138	0	(5,396)
GLM	07/2024	MYR	287,247		$60,987	63	0
	07/2024		$211	PLN	858	2	0
	07/2024		31,920	ZAR	584,002	138	0
	08/2024		14,869	BRL	78,647	0	(851)
	09/2024	CZK	556,446		$23,985	155	0
	09/2024	HUF	3,549,602		9,635	37	0
	09/2024		$816	MXN	15,550	24	0
	03/2025	TRY	17,908		$374	0	(50)
JPM	07/2024	IDR	1,930,666,326		119,041	1,042	0
	07/2024	KRW	35,973,237		26,079	0	(13)
	07/2024		$217,523	CHF	193,274	0	(2,404)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

	07/2024		3,550	EUR	3,315	2	(2)
	07/2024		2,004	GBP	1,582	0	(4)
	07/2024		820	HUF	303,135	2	0
	07/2024		50	KRW	68,327	0	0
	07/2024		3,883	PLN	15,545	11	(33)
	07/2024		60,382	ZAR	1,111,494	633	0
	08/2024	CHF	69,290		$77,498	88	0
	08/2024	JPY	12,681,616		79,471	277	0
	08/2024	SGD	84,680		62,489	0	(51)
	08/2024	TRY	3,839		112	0	0
	08/2024		$107	TRY	3,911	6	0
	09/2024	CLP	17,778,010		$19,007	125	0
	09/2024	HUF	26,446,083		71,688	255	(78)
	09/2024	INR	2,483		30	0	0
	09/2024	MXN	605,038		33,776	1,110	0
	09/2024	PLN	142,592		35,000	0	(388)
	09/2024	TWD	1,195,909		37,146	264	0
	09/2024		$15,082	INR	1,263,723	35	0
	09/2024		21,100	KRW	29,122,220	92	0
	09/2024		16,527	MXN	299,091	0	(375)
	09/2024		29,855	ZAR	539,624	0	(368)
	10/2024	CNH	68		$9	0	0
	10/2024		$5,426	CNH	38,851	0	(59)
MBC	07/2024	CAD	321,301		$235,888	1,042	(17)
	07/2024	GBP	69,388		87,795	82	0
	07/2024	HUF	28,776,264		77,207	0	(767)
	07/2024	JPY	17,998,500		114,223	2,355	0
	07/2024	NOK	568,179		53,338	123	0
	07/2024	SGD	28		21	0	0
	07/2024		$727,606	CAD	996,236	610	0
	07/2024		30,073	CZK	693,579	0	(413)
	07/2024		931,611	EUR	871,206	1,435	(28)
	07/2024		760,698	GBP	601,247	0	(662)
	07/2024		253,748	HUF	94,026,347	1,032	0
	08/2024	CAD	990,057		$723,600	0	(613)
	08/2024	EUR	869,599		931,222	0	(1,435)
	08/2024	GBP	601,247		760,826	651	0
	08/2024		$86,186	GBP	68,109	0	(74)
	08/2024		53,338	NOK	567,730	0	(122)
	09/2024	TWD	960,737		$29,844	215	0
	09/2024		$154,450	CNH	1,114,185	0	(942)
MYI	07/2024	BRL	1,003,998		$186,326	6,723	0
	07/2024	EUR	3,482		3,736	7	0
	07/2024	NOK	162,251		15,218	22	0
	07/2024	PLN	15,952		3,978	16	0
	07/2024	SEK	508,016		48,097	166	0
	07/2024		$180,611	BRL	1,003,998	0	(1,008)
	07/2024		136,645	NZD	222,800	0	(937)
	07/2024		2,883	PLN	11,614	23	(22)
	07/2024		60,249	SGD	81,496	0	(149)
	08/2024		15,218	NOK	162,121	0	(22)
	08/2024		48,097	SEK	507,231	0	(166)
	09/2024	INR	18,277		$219	0	0
	09/2024	TWD	475,739		14,829	157	0
	09/2024		$2,123	MXN	40,106	43	0
RBC	07/2024		4,404	HKD	34,343	0	(4)
	10/2024		41	CNH	296	0	0
RYL	07/2024		156,388	AUD	234,403	0	(18)
	07/2024		48,291	SEK	504,065	0	(733)
SCX	07/2024	EUR	24,771		$26,540	11	0
	07/2024	KRW	27,062,868		19,845	216	0
	07/2024	SGD	166,318		123,431	777	0
	07/2024		$71,001	EUR	66,089	0	(223)
	07/2024	ZAR	74,999		$4,070	0	(47)
	08/2024	JPY	144,394,312		903,274	1,563	0
	08/2024		$26,579	EUR	24,771	0	(11)
	09/2024	CNH	447,976		$62,443	722	0
	09/2024	PHP	5,862,129		99,918	0	(332)
	09/2024	TWD	1,754,803		54,534	415	0
	09/2024		$1,249	MXN	23,475	19	0
SSB	07/2024	EUR	18,653		$20,001	25	0
	07/2024		$5,589	JPY	884,500	0	(91)
	09/2024	CLP	45,537,594		$48,097	70	(337)
	09/2024	COP	245,627,749		59,732	1,260	0
TOR	07/2024	CHF	176,662		195,575	0	(1,054)
	07/2024	HKD	51,822		6,641	2	0
	07/2024	HUF	2,372,714		6,367	0	(62)
	07/2024	NZD	74,116		45,396	252	0
	07/2024		$1,373	ZAR	24,766	0	(13)
	08/2024		157,181	COP	630,470,626	0	(6,344)
	08/2024		45,396	NZD	74,116	0	(251)
	09/2024	COP	20,933,871		$5,012	28	0
UAG	07/2024	EUR	841,523		900,000	0	(1,230)
	07/2024		$43	CHF	38	0	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	20,503	ILS	75,979	0	(374)
08/2024	CHF	38	$43	0	0
09/2024	$900,000	EUR	838,393	1,226	0

Total Forward Foreign Currency Contracts	$61,049	$(54,529)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR(1)	3.700%	Quarterly	09/18/2029	MYR	694,000	$(33)	$421	$388	$0
BPS	Pay	3-Month MYR-KLIBOR(1)	3.500	Quarterly	09/18/2029	857,643	(1,635)	460	0	(1,175)
Pay	3-Month MYR-KLIBOR(1)	3.700	Quarterly	09/18/2029	413,800	142	89	231	0
GST	Receive	3-Month MYR-KLIBOR(1)	3.750	Quarterly	09/18/2029	1,122,500	576	(1,746)	0	(1,170)
Receive	3-Month MYR-KLIBOR(1)	3.500	Quarterly	09/18/2029	1,189,100	4,515	(2,885)	1,630	0
Pay	3-Month MYR-KLIBOR(1)	3.500	Quarterly	09/18/2029	335,207	(688)	229	0	(459)
MBC	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	357,100	(416)	32	0	(384)
MYC	Pay	3-Month MYR-KLIBOR(1)	3.500	Quarterly	09/18/2029	686,550	(1,541)	600	0	(941)

$920	$(2,800)	$2,249	$(4,129)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	BOVESPA Index	4,687	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/14/2024	BRL	575,368	$0	$(2,216)	$0	$(2,216)
Receive	KOSPI2 Index	149,750,000	0.000%	Maturity	09/12/2024	KRW	55,980,063	0	1,363	1,363	0
Pay	Thailand Equity Index	3,192,400	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/27/2024	THB	2,579,533	0	428	428	0

$0	$(425)	$1,791	$(2,216)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Apple Inc.	670,000	0.0608	Monthly	07/24/2024	$139,454	$0	$(1,544)	$0	$(1,544)

Total Swap Agreements	$920	$(4,769)	$4,040	$(7,889)

(j)

Securities with an aggregate market value of $26,277 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	This instrument has a forward starting effective date.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$262,200	$0	$262,200
Industrials	0	65,313	0	65,313
Utilities	0	25,865	0	25,865
U.S. Government Agencies	0	379,631	0	379,631
Non-Agency Mortgage-Backed Securities	0	6,023	0	6,023
Asset-Backed Securities	1,000	94,432	0	95,432
Common Stocks
Information Technology	141,115	0	0	141,115
Commodities	0	376,063	0	376,063
Short-Term Instruments
Repurchase Agreements	0	901,229	0	901,229
Short-Term Notes	0	7,147	0	7,147
U.S. Treasury Bills	0	37,260	0	37,260

	$142,115	$2,155,163	$0	$2,297,278
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$791,934	$0	$0	$791,934

Total Investments	$934,049	$2,155,163	$0	$3,089,212

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(66,320)	$0	$(66,320)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,352	34,256	0	45,608
Over the counter	0	65,089	0	65,089

	$11,352	$99,345	$0	$110,697
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13,586)	(38,577)	0	(52,163)
Over the counter	0	(62,418)	0	(62,418)

	$(13,586)	$(100,995)	$0	$(114,581)

Total Financial Derivative Instruments	$(2,234)	$(1,650)	$0	$(3,884)

Totals	$931,815	$2,087,193	$0	$3,019,008

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	23.7%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	9.2%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	7.3%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	28.4%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	15.5%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	37.8%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums) and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of June 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,504,348	$112,551	$(250,696)	$(13,549)	$(15,582)	$2,337,072	$73,494	$0
PIMCO All Asset: Multi-Real Fund	2,282,525	333,960	(241,579)	(5,558)	(37,780)	2,331,568	27,469	0
PIMCO Emerging Markets Bond Fund	93,238	933	(61,429)	2,945	(3,597)	32,090	979	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	290,344	4,983	(21,722)	(390)	(5,666)	267,549	4,847	0
PIMCO Emerging Markets Local Currency and Bond Fund	455,282	6,700	(58,990)	(2,427)	(12,269)	388,296	6,799	0
PIMCO Extended Duration Fund	241,556	18,977	(29,352)	(18,530)	8,851	221,502	849	0
PIMCO Government Money Market Fund	104,412	987,007	(1,015,533)	0	1	75,887	824	0
PIMCO High Yield Fund	409,488	5,452	(79,800)	427	(2,030)	333,537	5,540	0
PIMCO Income Fund	164,095	27,538	(36,048)	411	(2,272)	153,724	2,537	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	730,426	34,670	(131,745)	1,591	(8,683)	626,259	8,210	0
PIMCO Investment Grade Credit Bond Fund	79,451	841	(5,545)	(972)	361	74,136	846	0
PIMCO Long Duration Total Return Fund	260,896	13,744	(36,838)	(9,663)	4,178	232,317	2,184	0
PIMCO Long-Term Real Return Fund	85,719	53,575	(8,576)	(391)	(2,330)	127,997	3,000	0
PIMCO Long-Term U.S. Government Fund	354,307	2,902	(26,699)	(1,504)	(7,785)	321,221	2,943	0
PIMCO Low Duration Fund	1,445,476	185,719	(411,519)	(3,040)	2,590	1,219,226	13,426	0
PIMCO RAE Emerging Markets Fund	372,328	22,364	(52,999)	5,053	15,714	362,460	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	467,190	18,957	(48,899)	250	(24,239)	413,259	4,765	0
PIMCO RAE International Fund	141,298	0	(23,122)	2,936	(4,307)	116,805	0	0
PIMCO RAE PLUS EMG Fund	109,462	3,471	(8,215)	933	3,018	108,669	3,471	0
PIMCO RAE PLUS International Fund	104,591	2,472	(7,599)	(1,450)	(1,554)	96,460	2,473	0
PIMCO RAE US Fund	96,972	5,603	(6,619)	(140)	(2,123)	93,693	0	0
PIMCO RAE US Small Fund	110,112	5,483	(8,475)	88	(1,245)	105,963	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	471,162	7,719	(54,062)	(2,596)	(11,893)	410,330	7,719	0

Notes to Financial Statements(Cont.)

PIMCO Real Return Fund	123,746	62,140	(9,564)	(14)	(751)	175,557	2,774	0
PIMCO RealEstateRealReturn Strategy Fund	168,535	0	(12,419)	(539)	(2,214)	153,363	0	0
PIMCO Total Return Fund	1,086,151	108,104	(211,131)	(11,599)	2,192	973,717	12,228	0
PIMCO TRENDS Managed Futures Strategy Fund	437,643	38,781	(46,638)	(2,545)	(15,162)	412,079	0	0
Totals	$13,190,752	$2,064,646	$(2,905,812)	$(60,273)	$(124,577)	$12,164,736	$187,377	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$185,814	$5,562	$(20,650)	$(5,426)	$1,940	$167,240	$1,967	$0
PIMCO All Authority: Multi-RAE PLUS Fund	266,116	7,230	(39,526)	(1,651)	3,952	236,121	0	0
PIMCO CommoditiesPLUS®Strategy Fund	16,328	10,746	(7,033)	(141)	(152)	19,748	433	0
PIMCO CommodityRealReturn Strategy Fund®	29,174	19,462	(13,595)	79	383	35,503	332	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	37,383	586	(6,632)	(332)	(354)	30,651	572	0
PIMCO Emerging Markets Local Currency and Bond Fund	59,652	772	(16,531)	924	(2,583)	42,234	790	0
PIMCO Extended Duration Fund	43,093	137	(6,315)	(8,929)	7,087	35,073	139	0
PIMCO Government Money Market Fund	14,570	150,875	(155,661)	0	0	9,784	149	0
PIMCO High Yield Fund	65,187	866	(11,756)	85	(354)	54,028	880	0
PIMCO High Yield Spectrum Fund	15,247	198	(3,405)	27	(69)	11,998	202	0
PIMCO Income Fund	17,842	1,314	(2,667)	46	(247)	16,288	265	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	122,751	10,653	(24,151)	(222)	(985)	108,046	1,397	0
PIMCO Investment Grade Credit Bond Fund	9,367	97	(799)	(146)	71	8,590	97	0
PIMCO Long Duration Total Return Fund	45,472	354	(7,287)	(3,184)	2,178	37,533	359	0
PIMCO Long-Term Credit Bond Fund	11,711	122	(2,466)	(1,033)	784	9,118	124	0
PIMCO Long-Term Real Return Fund	28,253	10,111	(4,029)	(210)	(651)	33,474	819	0
PIMCO Long-Term U.S. Government Fund	52,500	384	(11,167)	(5,880)	4,544	40,381	392	0
PIMCO Low Duration Credit Fund	9,100	159	(806)	26	(36)	8,443	161	0
PIMCO Low Duration Fund	370,307	45,294	(70,051)	(609)	486	345,427	3,601	0
PIMCO RAE Emerging Markets Fund	43,411	1,335	(5,904)	1,102	1,238	41,182	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	70,524	1,810	(9,332)	(6)	(3,484)	59,512	685	0
PIMCO RAE International Fund	16,836	0	(2,823)	164	(355)	13,822	0	0
PIMCO RAE PLUS EMG Fund	12,595	392	(1,096)	174	267	12,332	393	0
PIMCO RAE PLUS International Fund	15,625	360	(1,410)	(2,136)	1,683	14,122	360	0
PIMCO RAE US Small Fund	0	5,824	(535)	(4)	25	5,310	0	0

Notes to Financial Statements(Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund	69,388	1,131	(7,958)	(327)	(1,821)	60,413	1,132	0
PIMCO Real Return Fund	38,998	12,775	(5,083)	(16)	(248)	46,426	769	0
PIMCO RealEstateRealReturn Strategy Fund	67,950	13,788	(10,400)	(382)	(411)	70,545	0	0
PIMCO Total Return Fund	262,518	17,078	(36,351)	(939)	(1,380)	240,926	2,952	0
PIMCO TRENDS Managed Futures Strategy Fund	69,754	5,934	(7,505)	(149)	(2,563)	65,471	0	0
Totals	$2,067,466	$325,349	$(492,924)	$(29,095)	$8,945	$1,879,741	$18,970	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$65,675	$2,534	$(1,900)	$(176)	$(1,191)	$64,942	$1,064	$0
PIMCO Emerging Markets Corporate Bond Fund	62,584	2,833	(1,800)	(254)	132	63,495	841	0
PIMCO Emerging Markets Local Currency and Bond Fund	126,998	11,420	(3,500)	(214)	(12,267)	122,437	2,062	0
PIMCO Short-Term Floating NAV Portfolio III	8,648	9,908	(11,300)	1	0	7,257	109	0
Totals	$263,905	$26,695	$(18,500)	$(643)	$(13,326)	$258,131	$4,076	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$113,109	$9,346	$0	$0	$(9,803)	$112,652	$1,948	$0
PIMCO Short-Term Floating NAV Portfolio III	15,197	104,341	(117,500)	(3)	1	2,036	48	0
Totals	$128,306	$113,687	$(117,500)	$(3)	$(9,802)	$114,688	$1,996	$0

PIMCO Preferred And Capital Securities Active ETF

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$0	$18,481	$0	$0	$124	$18,605	$0	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Credit Opportunities Bond Fund	$8,445	$0	$0	$0	$1	$8,446	$155	$0
PIMCO High Yield Fund	57,508	29,806	0	0	3	87,317	1,410	0
PIMCO Total Return Fund	30,005	0	0	0	3	30,008	551	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central

Notes to Financial Statements(Cont.)

Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$147,880	$2,058	$0	$0	$213	$150,151	$2,077	$0
PIMCO Diversified Income Fund	27,628	0	(27,628)	(658)	658	0	33	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	23,543	327	0	0	34	23,904	331	0
PIMCO Emerging Markets Local Currency and Bond Fund	32,429	450	0	0	47	32,926	456	0
PIMCO Extended Duration Fund	24,693	343	0	0	36	25,072	347	0
PIMCO Global Core Asset Allocation Fund	38,279	5,855	0	0	60	44,194	597	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	689,618	9,594	0	0	995	700,207	9,687	0
PIMCO Long Duration Total Return Fund	67,430	939	0	0	97	68,466	947	0
PIMCO Low Duration Fund	224,548	3,124	0	0	324	227,996	3,154	0
PIMCO Low Duration Fund II	11,509	6,173	0	0	18	17,700	171	0
PIMCO Moderate Duration Fund	22,723	316	0	0	33	23,072	319	0
PIMCO RAE Fundamental Advantage PLUS Fund	36,944	514	0	0	53	37,511	519	0
PIMCO RAE PLUS EMG Fund	17,554	245	0	0	25	17,824	247	0
PIMCO RAE PLUS Fund	49,491	689	0	0	71	50,251	695	0
PIMCO RAE PLUS International Fund	13,786	192	0	0	20	13,998	194	0
PIMCO RAE PLUS Small Fund	11,444	159	0	0	17	11,620	161	0
PIMCO Short-Term Fund	7,851	109	0	0	11	7,971	110	0
PIMCO StocksPLUS®Absolute Return Fund	115,811	1,611	0	0	167	117,589	1,627	0
PIMCO StocksPLUS®Fund	100,266	1,395	0	0	145	101,806	1,408	0
PIMCO StocksPLUS®International Fund (U.S. Dollar-Hedged)	129,476	1,800	0	0	187	131,463	1,819	0
PIMCO StocksPLUS®International Fund (Unhedged)	11,417	0	(11,423)	76	(70)	0	31	0
PIMCO StocksPLUS®Short Fund	10,290	142	0	0	15	10,447	145	0
PIMCO StocksPLUS®Small Fund	52,713	734	0	0	76	53,523	740	0
PIMCO Total Return Fund	2,226,152	30,967	0	0	3,213	2,260,332	31,271	0
PIMCO Total Return Fund II	18,500	257	0	0	27	18,784	260	0
PIMCO TRENDS Managed Futures Strategy Fund	694,309	101,772	0	0	(4,745)	791,336	9,825	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements(Cont.)

FundName	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$14,652	$44,996	$(46,200)	$2	$2	$13,452	$102	$0
PIMCO California Municipal Bond Fund	12,502	43,462	(50,400)	3	2	5,569	167	0
PIMCO California Municipal Intermediate Value Fund	1,098	1,013	(2,100)	0	0	11	14	0
PIMCO California Municipal Opportunistic Value Fund	20,949	34,367	(47,300)	1	2	8,019	276	0
PIMCO California Short Duration Municipal Income Fund	3,441	22,452	(13,200)	1	(1)	12,693	49	0
PIMCO CommoditiesPLUS® Strategy Fund	59,749	43,682	(34,000)	(2)	20	69,449	987	0
PIMCO CommodityRealReturn Strategy Fund®	73,328	504,498	(568,900)	(18)	2	8,910	1,239	0
PIMCO Credit Opportunities Bond Fund	8,817	17,830	(26,600)	0	1	48	36	0
PIMCO Diversified Income Fund	271,316	223,457	(228,100)	(6)	62	266,729	3,900	0
PIMCO Dynamic Bond Fund	192,251	323,173	(208,000)	(19)	76	307,481	3,855	0
PIMCO Emerging Markets Bond Fund	32,839	374,798	(365,200)	(13)	7	42,431	599	0
PIMCO Emerging Markets Corporate Bond Fund	8,144	13,681	(17,100)	1	0	4,726	83	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	28,810	44,618	(68,500)	3	4	4,935	136	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,745	404,026	(391,100)	14	(5)	49,680	611	0
PIMCO Extended Duration Fund	3,908	218,248	(219,400)	(1)	0	2,755	51	0
PIMCO Global Advantage®Strategy Bond Fund	6,545	26,353	(20,300)	1	1	12,600	51	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	196	280,265	(203,400)	(11)	8	77,058	633	0
PIMCO Global Core Asset Allocation Fund	23,352	100,142	(96,200)	(5)	(1)	27,288	743	0
PIMCO GNMA and Government Securities Fund	3,955	309,645	(262,620)	(8)	1	50,973	231	0
PIMCO High Yield Fund	26,841	187,242	(214,020)	22	6	91	163	0
PIMCO High Yield Municipal Bond Fund	348,166	380,422	(439,000)	6	89	289,683	5,340	0
PIMCO High Yield Spectrum Fund	5,465	5,215	(10,600)	0	0	80	17	0
PIMCO Income Fund	7,513,918	16,034,489	(17,103,500)	2,082	(2,037)	6,444,952	71,153	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	275,207	2,660,713	(1,955,700)	114	28	980,362	4,376	0
PIMCO International Bond Fund (Unhedged)	160	97,355	(90,180)	5	0	7,340	51	0
PIMCO Investment Grade Credit Bond Fund	163,776	1,757,925	(1,760,300)	82	0	161,483	1,292	0
PIMCO Long Duration Total Return Fund	4,322	1,388,446	(1,334,100)	28	0	58,696	624	0
PIMCO Long-Term Credit Bond Fund	52,566	1,394,394	(1,400,200)	(25)	0	46,735	1,091	0

Notes to Financial Statements(Cont.)

PIMCO Long-Term Real Return Fund	5,169	27,338	(30,200)	(1)	1	2,307	40	0
PIMCO Long-Term U.S. Government Fund	24,358	1,575,617	(1,599,800)	12	0	187	1,319	0
PIMCO Low Duration Credit Fund	6,660	21,258	(24,400)	1	(1)	3,518	59	0
PIMCO Low Duration Fund	95,189	480,029	(379,900)	0	36	195,354	1,498	0
PIMCO Low Duration Fund II	16,101	1,107	(2,700)	0	3	14,511	210	0
PIMCO Low Duration Income Fund	219,736	1,412,230	(533,700)	(15)	187	1,098,438	8,196	0
PIMCO Low Duration Opportunities Fund	3,091	10,928	(4,700)	0	3	9,322	125	0
PIMCO Moderate Duration Fund	226	9,611	(1,520)	0	0	8,317	7	0
PIMCO Mortgage Opportunities and Bond Fund	133,892	1,383,735	(1,484,737)	24	13	32,927	2,680	0
PIMCO Mortgage-Backed Securities Fund	1,811	10,114	(11,000)	(1)	0	924	14	0
PIMCO Municipal Bond Fund	264,786	123,559	(121,800)	(6)	63	266,602	3,803	0
PIMCO National Intermediate Municipal Bond Fund	64,554	36,877	(59,000)	3	12	42,446	898	0
PIMCO National Municipal Intermediate Value Fund	7,125	10,961	(15,900)	3	(2)	2,187	64	0
PIMCO National Municipal Opportunistic Value Fund	14,233	30,054	(33,300)	1	1	10,989	158	0
PIMCO New York Municipal Bond Fund	54,435	50,596	(68,800)	1	10	36,242	613	0
PIMCO Preferred and Capital Securities Fund	51,567	192,677	(180,400)	10	0	63,854	670	0
PIMCO RAE Fundamental Advantage PLUS Fund	115	6,852	(1,800)	0	1	5,168	49	0
PIMCO RAE PLUS EMG Fund	7,999	102	(1,300)	0	2	6,803	104	0
PIMCO RAE PLUS Fund	15,526	42,027	(41,000)	9	(6)	16,556	130	0
PIMCO RAE PLUS International Fund	1,281	18	0	0	0	1,299	18	0
PIMCO RAE PLUS Small Fund	4,076	2,130	(4,500)	0	2	1,708	32	0
PIMCO RAE Worldwide Long/Short PLUS Fund	32,000	7,275	(10,600)	(143)	148	28,680	381	0
PIMCO Real Return Fund	11,268	929,154	(699,000)	(28)	29	241,423	2,156	0
PIMCO RealEstateRealReturn Strategy Fund	39	71,231	(60,700)	7	0	10,577	26	0
PIMCO Short Asset Investment Fund	89	266,272	(263,800)	15	0	2,576	473	0
PIMCO Short Duration Municipal Income Fund	23,628	42,550	(37,400)	6	0	28,784	257	0
PIMCO Short-Term Fund	210,415	1,766,200	(1,976,400)	59	12	286	2,214	0
PIMCO StocksPLUS®Absolute Return Fund	0	35,151	(32,100)	3	0	3,054	50	0
PIMCO StocksPLUS®Fund	26,348	76,819	(95,400)	17	(5)	7,779	431	0
PIMCO StocksPLUS®International Fund (U.S. Dollar-Hedged)	101,866	334,706	(429,300)	113	2	7,387	1,064	0
PIMCO StocksPLUS®International Fund (Unhedged)	0	12,594	(10,300)	2	1	2,297	93	0
PIMCO StocksPLUS®Long Duration Fund	63,309	290,867	(350,900)	12	0	3,288	274	0
PIMCO StocksPLUS®Short Fund	5,041	6,547	(11,500)	2	1	91	50	0

Notes to Financial Statements(Cont.)

PIMCO Total Return Fund	753,674	5,154,062	(5,381,700)	233	167	526,436	22,501	0
PIMCO Total Return Fund II	1,060	52,821	(50,000)	0	(1)	3,880	22	0
PIMCO Total Return Fund IV	196	20,132	(17,800)	0	0	2,528	32	0
PIMCO TRENDS Managed Futures Strategy Fund	205,155	143,705	(348,300)	16	22	598	2,127	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2024 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2024	Dividend Income	Shares Held at 06/30/2024
Amsurg Equity	$295,175	$0	$0	$0	$268	$295,443	$0	5,968,052
Clear Channel Outdoor Holdings, Inc.	83,923	0	0	0	(12,207)	71,716	0	50,862,666
iHeartMedia, Inc. 'A'	18,869	0	0	0	(9,028)	9,841	0	9,028,024
iHeartMedia, Inc. 'B'	22,975	0	0	0	(10,993)	11,982	0	12,214,441
Neiman Marcus Group Ltd. LLC	134,616	0	0	0	(10,329)	124,287	0	919,864
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768
Windstream Units	161,623	0	0	0	(75,941)	85,682	0	5,118,377

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	PYG	Paraguayan Guarani
BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOO	BoA Securities, Inc (Repo Only)	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	SGY	Societe Generale, NY
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	STR	State Street FICC Repo
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	NOM	Nomura Securities International, Inc.	ULO	UBS AG London
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PKR	Pakistani Rupee
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu
CAD	Canadian Dollar	INR	Indian Rupee	RSD	Serbian Dinar
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KES	Kenyan Schilling	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	VND	Vietnamese Dong
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PHP	Philippine Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMCT3	Bloomberg Custom Commodity Index	ESTRON	Euro Short-Term Rate	PRIME	Daily US Prime Rate
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EURO01M	1 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EURO03M	3 Month EUR Swap Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR	Bloomberg Commodity Index Total Return	EURO06M	6 Month EUR Swap Rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAEC	Custom Commodity Forward Index
BCPMACWI	Barclays Custom Equity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAEC0T	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GSCBPMGC	Goldman Sachs Custom Equity Index	RBCAECR1	Custom Commodity Forward Index
BOVESPA	Brazil Bovespa Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	RBCAECT0	Custom Commodity Forward Index
BP0003M	3 Month GBP-LIBOR	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	RU20INTR	Russell 2000 Total Return Index
BRENT	Brent Crude	IBEX 35	Spanish Continuous Exchange Index	S&P 500	Standard & Poor's 500 Index
CAC	Cotation Assistée en Continu	IBR	Indicador Bancario de Referencia	SIBCSORA	Singapore Overnight Rate Average
CAONREPO	Canadian Overnight Repo Rate Average	JMABFNJ	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	JMABNIC	J.P. Morgan Nic Custom Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMABNIU5	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	KOSPI	Korea Composite Stock Price Index	SPI 200	Australian Equity Futures Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	LIBOR03M	3 Month USD-LIBOR	THOR	Thai Overnight Baht Repurchase Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MLPIPOWR	Bank of America Custom Equity Index	TOPIX	Tokyo Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR1M	Term SOFR 1-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NAPGASFO	Naphtha Fuel Oil Spread	UKRPI	United Kingdom Retail Prices Index
DAX	Deutscher Aktien Index 30	NDDUEAFE	MSCI EAFE Index	US0001M	ICE 1-Month USD LIBOR

DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	US0003M	ICE 3-Month USD LIBOR
EAFE	Europe, Australasia, and Far East Stock Index	NDUEACWF	MSCI ACWI Index Future	VSTOXX	Euro Stoxx 50 Volatility Index
ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERAEMLT	eRAFI Emerging Markets Strategy Index	OMX	Stockholm 30 Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	RBACOR	Australia Interbank Overnight Cash Rate
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor's Depositary Receipts
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CIF NWE	NWE CIF Jet Fuel	OIS	Overnight Index Swap	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	oz.	Ounce	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate